                          UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

   Investment Company Act file number: 811-22235

                               AQR Funds

(Exact name of registrant as specified in charter)

                   One Greenwich Plaza, Suite 130
                            Greenwich, CT 06830
(Address of principal executive offices) (Zip code)

H.J. Willcox, Esq.
Principal and Chief Legal Officer
AQR Capital Management, LLC
One Greenwich Plaza, Suite 130
                        Greenwich, CT 06830
         (Name and address of agent for service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2024 to December 31, 2024

Item 1. Reports to Shareholders.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

AQR Alternative Risk Premia Fund

Class I: QRPIX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AQR Alternative Risk Premia Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$547	5.01%

How did the Fund perform over the reporting period?

The AQR Alternative Risk Premia Fund (the “Fund”) pursues its investment objective by aiming to provide exposure to five separate investment styles 1) value, 2) momentum, 3) carry, 4) defensive and 5) trend. The Fund uses long and short positions in the following asset groups: stocks, equity indices, bonds, interest rates, currencies, and commodities. The Fund achieves its exposure to any of the asset groups by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class I shares of the Fund returned 18.51%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  Stock selection was the largest contributor to gains. Momentum signals were the primary driver, though value and defensive signals also contributed to gains.

  Fixed Income was the next largest contributor. Gains were shared between country selection, tenor selection, and directional sub-strategies.

  Commodities was the only asset group to detract in 2024. Losses were primarily driven by the across sector commodity selection sub-strategy.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
9/19/2017	$10,000	$10,000	$10,000
12/31/2017	$10,010	$10,025	$10,032
12/31/2018	$9,258	$10,026	$10,220
12/31/2019	$8,983	$10,900	$10,453
12/31/2020	$7,093	$11,718	$10,523
12/31/2021	$8,104	$11,538	$10,528
12/31/2022	$10,151	$10,037	$10,681
12/31/2023	$10,915	$10,592	$11,217
12/31/2024	$12,936	$10,724	$11,806
Footnote	Description
Footnote†	Effective July 24, 2024, the Fund's broad-based benchmark changed from the ICE BofA US 3-Month Treasury Bill Index (the "Previous Broad-Based Benchmark") to the Bloomberg U.S. Aggregate Bond Total Return Index, a broad-based index that represents the overall debt markets, as required by applicable regulation. The Previous Broad-Based Benchmark provides a means to compare the Fund's results to a benchmark that the investment adviser believes is more representative of the Fund's investment objective. There is no change in the Fund's investment strategies as a result of the benchmark change.

Average Annual Total Returns

	1 Year	5 Year	Since Inception (9/19/2017)
Class I	18.51%	7.57%	3.60%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	0.96%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	2.30%

Key Fund Statistics

  Net Assets$220,659,287
  Total Number of Portfolio Holdings2,285
  Total Advisory Fees Paid (net of reimbursements)$2,353,939
  Portfolio Turnover Rate (excludes derivatives, if any)197%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.6
Utilities	(0.8)
Energy	(2.9)
Communication Services	3.0
Consumer Discretionary	(3.9)
Materials	(4.4)
Information Technology	6.0
Industrials	7.6
U.S. Treasury Obligations	10.7
Financials	13.8
Investment Companies	56.5

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	163.2	(143.3)
Investment Companies	56.5	0.0
U.S. Treasury Obligations	10.7	0.0
Preferred Stocks	0.1	(1.0)
Warrants	0.0	(0.0)Footnote Reference†
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	15	14
Total Return Swaps	2	1
Forward Foreign Currency Exchange Contracts	12	15
Futures Contracts	22	19
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Alternative Risk Premia Fund

Class N: QRPNX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AQR Alternative Risk Premia Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$574	5.26%

How did the Fund perform over the reporting period?

The AQR Alternative Risk Premia Fund (the “Fund”) pursues its investment objective by aiming to provide exposure to five separate investment styles 1) value, 2) momentum, 3) carry, 4) defensive and 5) trend. The Fund uses long and short positions in the following asset groups: stocks, equity indices, bonds, interest rates, currencies, and commodities. The Fund achieves its exposure to any of the asset groups by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class N shares of the Fund returned 18.30%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  Stock selection was the largest contributor to gains. Momentum signals were the primary driver, though value and defensive signals also contributed to gains.

  Fixed Income was the next largest contributor. Gains were shared between country selection, tenor selection, and directional sub-strategies.

  Commodities was the only asset group to detract in 2024. Losses were primarily driven by the across sector commodity selection sub-strategy.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
9/19/2017	$10,000	$10,000	$10,000
12/31/2017	$10,010	$10,025	$10,032
12/31/2018	$9,237	$10,026	$10,220
12/31/2019	$8,937	$10,900	$10,453
12/31/2020	$7,043	$11,718	$10,523
12/31/2021	$8,031	$11,538	$10,528
12/31/2022	$10,025	$10,037	$10,681
12/31/2023	$10,751	$10,592	$11,217
12/31/2024	$12,719	$10,724	$11,806
Footnote	Description
Footnote†	Effective July 24, 2024, the Fund's broad-based benchmark changed from the ICE BofA US 3-Month Treasury Bill Index (the "Previous Broad-Based Benchmark") to the Bloomberg U.S. Aggregate Bond Total Return Index, a broad-based index that represents the overall debt markets, as required by applicable regulation. The Previous Broad-Based Benchmark provides a means to compare the Fund's results to a benchmark that the investment adviser believes is more representative of the Fund's investment objective. There is no change in the Fund's investment strategies as a result of the benchmark change.

Average Annual Total Returns

	1 Year	5 Year	Since Inception (9/19/2017)
Class N	18.30%	7.31%	3.36%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	0.96%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	2.30%

Key Fund Statistics

  Net Assets$220,659,287
  Total Number of Portfolio Holdings2,285
  Total Advisory Fees Paid (net of reimbursements)$2,353,939
  Portfolio Turnover Rate (excludes derivatives, if any)197%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.6
Utilities	(0.8)
Energy	(2.9)
Communication Services	3.0
Consumer Discretionary	(3.9)
Materials	(4.4)
Information Technology	6.0
Industrials	7.6
U.S. Treasury Obligations	10.7
Financials	13.8
Investment Companies	56.5

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	163.2	(143.3)
Investment Companies	56.5	0.0
U.S. Treasury Obligations	10.7	0.0
Preferred Stocks	0.1	(1.0)
Warrants	0.0	(0.0)Footnote Reference†
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	15	14
Total Return Swaps	2	1
Forward Foreign Currency Exchange Contracts	12	15
Futures Contracts	22	19
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Alternative Risk Premia Fund

Class R6: QRPRX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AQR Alternative Risk Premia Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$537	4.91%

How did the Fund perform over the reporting period?

The AQR Alternative Risk Premia Fund (the “Fund”) pursues its investment objective by aiming to provide exposure to five separate investment styles 1) value, 2) momentum, 3) carry, 4) defensive and 5) trend. The Fund uses long and short positions in the following asset groups: stocks, equity indices, bonds, interest rates, currencies, and commodities. The Fund achieves its exposure to any of the asset groups by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class R6 shares of the Fund returned 18.67%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  Stock selection was the largest contributor to gains. Momentum signals were the primary driver, though value and defensive signals also contributed to gains.

  Fixed Income was the next largest contributor. Gains were shared between country selection, tenor selection, and directional sub-strategies.

  Commodities was the only asset group to detract in 2024. Losses were primarily driven by the across sector commodity selection sub-strategy.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
9/19/2017	$50,000,000	$50,000,000	$50,000,000
12/31/2017	$50,100,000	$50,125,168	$50,157,545
12/31/2018	$46,389,585	$50,130,802	$51,099,796
12/31/2019	$45,030,045	$54,500,652	$52,265,109
12/31/2020	$35,618,385	$58,591,752	$52,613,819
12/31/2021	$40,715,550	$57,688,389	$52,639,610
12/31/2022	$51,082,440	$50,182,975	$53,405,781
12/31/2023	$54,909,505	$52,957,487	$56,084,041
12/31/2024	$65,160,920	$53,619,578	$59,029,257
Footnote	Description
Footnote†	Effective July 24, 2024, the Fund's broad-based benchmark changed from the ICE BofA US 3-Month Treasury Bill Index (the "Previous Broad-Based Benchmark") to the Bloomberg U.S. Aggregate Bond Total Return Index, a broad-based index that represents the overall debt markets, as required by applicable regulation. The Previous Broad-Based Benchmark provides a means to compare the Fund's results to a benchmark that the investment adviser believes is more representative of the Fund's investment objective. There is no change in the Fund's investment strategies as a result of the benchmark change.

Average Annual Total Returns

	1 Year	5 Year	Since Inception (9/19/2017)
Class R6	18.67%	7.67%	3.70%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	0.96%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	2.30%

Key Fund Statistics

  Net Assets$220,659,287
  Total Number of Portfolio Holdings2,285
  Total Advisory Fees Paid (net of reimbursements)$2,353,939
  Portfolio Turnover Rate (excludes derivatives, if any)197%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.6
Utilities	(0.8)
Energy	(2.9)
Communication Services	3.0
Consumer Discretionary	(3.9)
Materials	(4.4)
Information Technology	6.0
Industrials	7.6
U.S. Treasury Obligations	10.7
Financials	13.8
Investment Companies	56.5

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	163.2	(143.3)
Investment Companies	56.5	0.0
U.S. Treasury Obligations	10.7	0.0
Preferred Stocks	0.1	(1.0)
Warrants	0.0	(0.0)Footnote Reference†
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	15	14
Total Return Swaps	2	1
Forward Foreign Currency Exchange Contracts	12	15
Futures Contracts	22	19
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Diversified Arbitrage Fund

Class I: ADAIX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AQR Diversified Arbitrage Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$171	1.69%

How did the Fund perform over the reporting period?

The AQR Diversified Arbitrage Fund (the “Fund”) invests in corporate arbitrage strategies, including merger arbitrage, convertible arbitrage, and event-driven strategies. The investment process seeks to capture a risk premium associated with corporate control and capital raising events, while maintaining a highly diversified portfolio of securities with low exposure to other systematic market risks.

The merger arbitrage strategy invests in companies involved in publicly announced mergers, seeking to earn a spread between the market price of the target company’s stock and the deal consideration. The convertible arbitrage strategy seeks to purchase convertible bonds at a discount to their fundamental values and hold them until they converge to fair value. The event-driven strategy consists of several sub-strategies that involve the purchase of securities around corporate events or relative value dislocations.

The portfolio managers seek to enhance the Fund’s return by tactically adjusting strategy exposures over time based on the perceived attractiveness of the opportunity set. They focus on downside risk when sizing positions to avoid large losses at the individual position level. Use of derivative instruments is inherent to the Fund's principal investment strategies, both to obtain financial leverage and to hedge portfolio risks. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Fund’s Class I shares returned 3.19%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and its secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

       •    Convertible Arbitrage (2.88%):

              −    Positive performance was driven by broad richening in the portfolio.

       •    Merger Arbitrage (0.92%):

             −    Gains were driven by spread tightening in deals with high perceived regulatory risk, offset by losses from five deals that were terminated on antitrust grounds.

       •    Event-Driven/Alternative Investments (-0.61%):

             −     Negative performance was driven by the special situations sub-strategy (e.g., a hedged short position in a company that traded at a large premium to the value of its publicly traded assets).

             −     Closed-end funds sub-strategy contributed positively as discounts tightened.

             −     Small gain in the special purpose acquisition company (“SPAC”) sub-strategy was driven by interest accrual in trust accounts.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,513	$10,055	$10,005
12/31/2016	$10,239	$10,321	$10,038
12/31/2017	$10,844	$10,687	$10,124
12/31/2018	$11,082	$10,688	$10,314
12/31/2019	$12,026	$11,620	$10,549
12/31/2020	$15,059	$12,492	$10,619
12/31/2021	$16,003	$12,299	$10,625
12/31/2022	$15,476	$10,699	$10,779
12/31/2023	$16,173	$11,291	$11,320
12/31/2024	$16,689	$11,432	$11,914
Footnote	Description
Footnote†	Effective July 24, 2024, the Fund's broad-based benchmark changed from the ICE BofA US 3-Month Treasury Bill Index (the "Previous Broad-Based Benchmark") to the Bloomberg U.S. Aggregate Bond Total Return Index, a broad-based index that represents the overall debt markets, as required by applicable regulation. The Previous Broad-Based Benchmark provides a means to compare the Fund's results to a benchmark that the investment adviser believes is more representative of the Fund's investment objective. There is no change in the Fund's investment strategies as a result of the benchmark change.

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class I	3.19%	6.77%	5.26%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

Key Fund Statistics

  Net Assets$2,023,607,627
  Total Number of Portfolio Holdings593
  Total Advisory Fees Paid (net of reimbursements)$19,099,080
  Portfolio Turnover Rate (excludes derivatives, if any)361%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	1.5
Materials	2.0
Industrials	2.0
Communication Services	3.3
Utilities	3.4
Consumer Discretionary	3.8
Health Care	4.7
Information Technology	9.6
Financials	9.7
U.S. Treasury Obligations	20.5
Investment Companies	39.2

Security Type as % of Net Assets

Asset Type	Long	Short
Convertible Bonds	42.3	(3.1)
Common Stocks	16.7	(26.4)
Investment Companies	39.2	0.0
U.S. Treasury Obligations	20.5	0.0
Corporate Bonds	5.3	(1.7)
Convertible Preferred Stocks	2.7	0.0
Closed-End Funds	2.4	0.0
Units	1.7	0.0
Warrants	0.1	0.0
Options Purchased	0.0Footnote Reference†	0.0
Others	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	53	24
Total Return Swaps	0	2
Credit Default Swaps	1	0
Forward Foreign Currency Exchange Contracts	1	2
Futures Contracts	0	16
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Diversified Arbitrage Fund

Class N: ADANX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AQR Diversified Arbitrage Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$197	1.94%

How did the Fund perform over the reporting period?

The AQR Diversified Arbitrage Fund (the “Fund”) invests in corporate arbitrage strategies, including merger arbitrage, convertible arbitrage, and event-driven strategies. The investment process seeks to capture a risk premium associated with corporate control and capital raising events, while maintaining a highly diversified portfolio of securities with low exposure to other systematic market risks.

The merger arbitrage strategy invests in companies involved in publicly announced mergers, seeking to earn a spread between the market price of the target company’s stock and the deal consideration. The convertible arbitrage strategy seeks to purchase convertible bonds at a discount to their fundamental values and hold them until they converge to fair value. The event-driven strategy consists of several sub-strategies that involve the purchase of securities around corporate events or relative value dislocations.

The portfolio managers seek to enhance the Fund’s return by tactically adjusting strategy exposures over time based on the perceived attractiveness of the opportunity set. They focus on downside risk when sizing positions to avoid large losses at the individual position level. Use of derivative instruments is inherent to the Fund's principal investment strategies, both to obtain financial leverage and to hedge portfolio risks. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Fund’s Class N shares returned 2.92%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and its secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

       •    Convertible Arbitrage (2.88%):

              −    Positive performance was driven by broad richening in the portfolio.

       •    Merger Arbitrage (0.92%):

             −    Gains were driven by spread tightening in deals with high perceived regulatory risk, offset by losses from five deals that were terminated on antitrust grounds.

       •    Event-Driven/Alternative Investments (-0.61%):

             −     Negative performance was driven by the special situations sub-strategy (e.g., a hedged short position in a company that traded at a large premium to the value of its publicly traded assets).

             −     Closed-end funds sub-strategy contributed positively as discounts tightened.

             −     Small gain in the special purpose acquisition company (“SPAC”) sub-strategy was driven by interest accrual in trust accounts.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,496	$10,055	$10,005
12/31/2016	$10,186	$10,321	$10,038
12/31/2017	$10,755	$10,687	$10,124
12/31/2018	$10,971	$10,688	$10,314
12/31/2019	$11,884	$11,620	$10,549
12/31/2020	$14,835	$12,492	$10,619
12/31/2021	$15,724	$12,299	$10,625
12/31/2022	$15,168	$10,699	$10,779
12/31/2023	$15,809	$11,291	$11,320
12/31/2024	$16,270	$11,432	$11,914
Footnote	Description
Footnote†	Effective July 24, 2024, the Fund's broad-based benchmark changed from the ICE BofA US 3-Month Treasury Bill Index (the "Previous Broad-Based Benchmark") to the Bloomberg U.S. Aggregate Bond Total Return Index, a broad-based index that represents the overall debt markets, as required by applicable regulation. The Previous Broad-Based Benchmark provides a means to compare the Fund's results to a benchmark that the investment adviser believes is more representative of the Fund's investment objective. There is no change in the Fund's investment strategies as a result of the benchmark change.

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class N	2.92%	6.48%	4.99%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

Key Fund Statistics

  Net Assets$2,023,607,627
  Total Number of Portfolio Holdings593
  Total Advisory Fees Paid (net of reimbursements)$19,099,080
  Portfolio Turnover Rate (excludes derivatives, if any)361%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	1.5
Materials	2.0
Industrials	2.0
Communication Services	3.3
Utilities	3.4
Consumer Discretionary	3.8
Health Care	4.7
Information Technology	9.6
Financials	9.7
U.S. Treasury Obligations	20.5
Investment Companies	39.2

Security Type as % of Net Assets

Asset Type	Long	Short
Convertible Bonds	42.3	(3.1)
Common Stocks	16.7	(26.4)
Investment Companies	39.2	0.0
U.S. Treasury Obligations	20.5	0.0
Corporate Bonds	5.3	(1.7)
Convertible Preferred Stocks	2.7	0.0
Closed-End Funds	2.4	0.0
Units	1.7	0.0
Warrants	0.1	0.0
Options Purchased	0.0Footnote Reference†	0.0
Others	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	53	24
Total Return Swaps	0	2
Credit Default Swaps	1	0
Forward Foreign Currency Exchange Contracts	1	2
Futures Contracts	0	16
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Diversified Arbitrage Fund

Class R6: QDARX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AQR Diversified Arbitrage Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$162	1.59%

How did the Fund perform over the reporting period?

The AQR Diversified Arbitrage Fund (the “Fund”) invests in corporate arbitrage strategies, including merger arbitrage, convertible arbitrage, and event-driven strategies. The investment process seeks to capture a risk premium associated with corporate control and capital raising events, while maintaining a highly diversified portfolio of securities with low exposure to other systematic market risks.

The merger arbitrage strategy invests in companies involved in publicly announced mergers, seeking to earn a spread between the market price of the target company’s stock and the deal consideration. The convertible arbitrage strategy seeks to purchase convertible bonds at a discount to their fundamental values and hold them until they converge to fair value. The event-driven strategy consists of several sub-strategies that involve the purchase of securities around corporate events or relative value dislocations.

The portfolio managers seek to enhance the Fund’s return by tactically adjusting strategy exposures over time based on the perceived attractiveness of the opportunity set. They focus on downside risk when sizing positions to avoid large losses at the individual position level. Use of derivative instruments is inherent to the Fund's principal investment strategies, both to obtain financial leverage and to hedge portfolio risks. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Fund’s Class R6 shares returned 3.20%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and its secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

       •    Convertible Arbitrage (2.88%):

              −    Positive performance was driven by broad richening in the portfolio.

       •    Merger Arbitrage (0.92%):

             −    Gains were driven by spread tightening in deals with high perceived regulatory risk, offset by losses from five deals that were terminated on antitrust grounds.

       •    Event-Driven/Alternative Investments (-0.61%):

             −     Negative performance was driven by the special situations sub-strategy (e.g., a hedged short position in a company that traded at a large premium to the value of its publicly traded assets).

             −     Closed-end funds sub-strategy contributed positively as discounts tightened.

             −     Small gain in the special purpose acquisition company (“SPAC”) sub-strategy was driven by interest accrual in trust accounts.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$50,000,000	$50,000,000	$50,000,000
12/31/2015	$47,627,764	$50,274,953	$50,026,535
12/31/2016	$51,267,372	$51,605,853	$50,189,585
12/31/2017	$54,356,230	$53,433,653	$50,617,764
12/31/2018	$55,667,512	$53,439,659	$51,568,660
12/31/2019	$60,470,708	$58,097,939	$52,744,666
12/31/2020	$75,725,039	$62,459,070	$53,096,576
12/31/2021	$80,547,236	$61,496,081	$53,122,603
12/31/2022	$77,955,851	$53,495,276	$53,895,804
12/31/2023	$81,616,662	$56,452,918	$56,598,638
12/31/2024	$84,232,362	$57,158,711	$59,570,879
Footnote	Description
Footnote†	Effective July 24, 2024, the Fund's broad-based benchmark changed from the ICE BofA US 3-Month Treasury Bill Index (the "Previous Broad-Based Benchmark") to the Bloomberg U.S. Aggregate Bond Total Return Index, a broad-based index that represents the overall debt markets, as required by applicable regulation. The Previous Broad-Based Benchmark provides a means to compare the Fund's results to a benchmark that the investment adviser believes is more representative of the Fund's investment objective. There is no change in the Fund's investment strategies as a result of the benchmark change.

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class R6	3.20%	6.85%	5.35%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

Key Fund Statistics

  Net Assets$2,023,607,627
  Total Number of Portfolio Holdings593
  Total Advisory Fees Paid (net of reimbursements)$19,099,080
  Portfolio Turnover Rate (excludes derivatives, if any)361%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	1.5
Materials	2.0
Industrials	2.0
Communication Services	3.3
Utilities	3.4
Consumer Discretionary	3.8
Health Care	4.7
Information Technology	9.6
Financials	9.7
U.S. Treasury Obligations	20.5
Investment Companies	39.2

Security Type as % of Net Assets

Asset Type	Long	Short
Convertible Bonds	42.3	(3.1)
Common Stocks	16.7	(26.4)
Investment Companies	39.2	0.0
U.S. Treasury Obligations	20.5	0.0
Corporate Bonds	5.3	(1.7)
Convertible Preferred Stocks	2.7	0.0
Closed-End Funds	2.4	0.0
Units	1.7	0.0
Warrants	0.1	0.0
Options Purchased	0.0Footnote Reference†	0.0
Others	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	53	24
Total Return Swaps	0	2
Credit Default Swaps	1	0
Forward Foreign Currency Exchange Contracts	1	2
Futures Contracts	0	16
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Diversifying Strategies Fund

Class I: QDSIX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AQR Diversifying Strategies Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$21	0.20%

How did the Fund perform over the reporting period?

The AQR Diversifying Strategies Fund (the “Fund”) seeks to provide an all-in-one alternatives solution through investing in a portfolio of mutual funds, each as series of AQR Funds, providing exposure to both active multi-asset and absolute return strategies. Active multi-asset strategies seek to provide tactical and risk-managed allocations among major asset classes across global markets. These strategies are expected to have some correlation to traditional asset classes over the long-term. Absolute return strategies seek to capture returns from both well-established investment styles (e.g., value and momentum) and certain strategies may also provide exposure to less accessible types of returns (e.g., merger and convertible arbitrage). These strategies tend to be uncorrelated to traditional asset classes over the long term. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class I shares of the Fund returned 13.26%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  The equity market neutral strategy within the absolute return set of strategies was the main contributor, as momentum signals contributed positively.

  The style premia strategy within the absolute return set of strategies was the second largest contributor to performance, driven by the stock selection asset group, where momentum signals drove gains.

  The global macro strategy within the absolute return set of strategies was the only one to detract as it experienced marginal losses. These losses were driven by the emerging country selection and commodity sector selection sub-strategies.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
6/8/2020	$10,000	$10,000	$10,000
12/31/2020	$10,571	$10,224	$10,008
12/31/2021	$11,697	$10,066	$10,013
12/31/2022	$13,416	$8,757	$10,159
12/31/2023	$14,607	$9,241	$10,668
12/31/2024	$16,544	$9,356	$11,229
Footnote	Description
Footnote†	Effective July 24, 2024, the Fund's broad-based benchmark changed from the ICE BofA US 3-Month Treasury Bill Index (the "Previous Broad-Based Benchmark") to the Bloomberg U.S. Aggregate Bond Total Return Index, a broad-based index that represents the overall debt markets, as required by applicable regulation. The Previous Broad-Based Benchmark provides a means to compare the Fund's results to a benchmark that the investment adviser believes is more representative of the Fund's investment objective. There is no change in the Fund's investment strategies as a result of the benchmark change.

Average Annual Total Returns

	1 Year	Since Inception (6/8/2020)
Class I	13.26%	11.65%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-1.45%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.57%

Key Fund Statistics

  Net Assets$1,481,598,460
  Total Number of Portfolio Holdings7
  Total Advisory Fees Paid (net of reimbursements)$0
  Portfolio Turnover Rate (excludes derivatives, if any)14%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Investment Companies	2.0
Relative Value Arbitrage	11.8
Systematic Trend	12.1
Global Macro	12.1
Multi-Strategy	13.0
Equity Market Neutral	19.1
Global Flexible Allocation	29.9

Fund Allocation

% of Total Investment

Value	Value
AQR Multi-Asset Fund -	30%
AQR Equity Market Neutral Fund -	19%
AQR Style Premia Alternative Fund -	13%
AQR Macro Opportunities Fund -	12%
AQR Managed Futures Strategy HV Fund -	12%
AQR Diversified Arbitrage Fund -	12%
Limited Purpose Cash Investment Fund -	2%

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

During the period, the Fund’s Total Annual Fund Operating Expenses were updated from 1.56% to 2.73% (estimated) due to changes in Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses were restated to reflect estimated expenses due to changes in allocations to underlying funds and in implementation with respect to certain of the underlying funds' short positions.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Diversifying Strategies Fund

Class N: QDSNX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AQR Diversifying Strategies Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$47	0.44%

How did the Fund perform over the reporting period?

The AQR Diversifying Strategies Fund (the “Fund”) seeks to provide an all-in-one alternatives solution through investing in a portfolio of mutual funds, each as series of AQR Funds, providing exposure to both active multi-asset and absolute return strategies. Active multi-asset strategies seek to provide tactical and risk-managed allocations among major asset classes across global markets. These strategies are expected to have some correlation to traditional asset classes over the long-term. Absolute return strategies seek to capture returns from both well-established investment styles (e.g., value and momentum) and certain strategies may also provide exposure to less accessible types of returns (e.g., merger and convertible arbitrage). These strategies tend to be uncorrelated to traditional asset classes over the long term. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class N shares of the Fund returned 12.97%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  The equity market neutral strategy within the absolute return set of strategies was the main contributor, as momentum signals contributed positively.

  The style premia strategy within the absolute return set of strategies was the second largest contributor to performance, driven by the stock selection asset group, where momentum signals drove gains.

  The global macro strategy within the absolute return set of strategies was the only one to detract as it experienced marginal losses. These losses were driven by the emerging country selection and commodity sector selection sub-strategies.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
6/8/2020	$10,000	$10,000	$10,000
12/31/2020	$10,561	$10,224	$10,008
12/31/2021	$11,656	$10,066	$10,013
12/31/2022	$13,345	$8,757	$10,159
12/31/2023	$14,482	$9,241	$10,668
12/31/2024	$16,361	$9,356	$11,229
Footnote	Description
Footnote†	Effective July 24, 2024, the Fund's broad-based benchmark changed from the ICE BofA US 3-Month Treasury Bill Index (the "Previous Broad-Based Benchmark") to the Bloomberg U.S. Aggregate Bond Total Return Index, a broad-based index that represents the overall debt markets, as required by applicable regulation. The Previous Broad-Based Benchmark provides a means to compare the Fund's results to a benchmark that the investment adviser believes is more representative of the Fund's investment objective. There is no change in the Fund's investment strategies as a result of the benchmark change.

Average Annual Total Returns

	1 Year	Since Inception (6/8/2020)
Class N	12.97%	11.38%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-1.45%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.57%

Key Fund Statistics

  Net Assets$1,481,598,460
  Total Number of Portfolio Holdings7
  Total Advisory Fees Paid (net of reimbursements)$0
  Portfolio Turnover Rate (excludes derivatives, if any)14%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Investment Companies	2.0
Relative Value Arbitrage	11.8
Systematic Trend	12.1
Global Macro	12.1
Multi-Strategy	13.0
Equity Market Neutral	19.1
Global Flexible Allocation	29.9

Fund Allocation

% of Total Investment

Value	Value
AQR Multi-Asset Fund -	30%
AQR Equity Market Neutral Fund -	19%
AQR Style Premia Alternative Fund -	13%
AQR Macro Opportunities Fund -	12%
AQR Managed Futures Strategy HV Fund -	12%
AQR Diversified Arbitrage Fund -	12%
Limited Purpose Cash Investment Fund -	2%

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

During the period, the Fund’s Total Annual Fund Operating Expenses were updated from 1.79% to 2.98% (estimated) due to changes in Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses were restated to reflect estimated expenses due to changes in allocations to underlying funds and in implementation with respect to certain of the underlying funds' short positions.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Diversifying Strategies Fund

Class R6: QDSRX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AQR Diversifying Strategies Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$11	0.10%

How did the Fund perform over the reporting period?

The AQR Diversifying Strategies Fund (the “Fund”) seeks to provide an all-in-one alternatives solution through investing in a portfolio of mutual funds, each as series of AQR Funds, providing exposure to both active multi-asset and absolute return strategies. Active multi-asset strategies seek to provide tactical and risk-managed allocations among major asset classes across global markets. These strategies are expected to have some correlation to traditional asset classes over the long-term. Absolute return strategies seek to capture returns from both well-established investment styles (e.g., value and momentum) and certain strategies may also provide exposure to less accessible types of returns (e.g., merger and convertible arbitrage). These strategies tend to be uncorrelated to traditional asset classes over the long term. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class R6 shares of the Fund returned 13.31%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  The equity market neutral strategy within the absolute return set of strategies was the main contributor, as momentum signals contributed positively.

  The style premia strategy within the absolute return set of strategies was the second largest contributor to performance, driven by the stock selection asset group, where momentum signals drove gains.

  The global macro strategy within the absolute return set of strategies was the only one to detract as it experienced marginal losses. These losses were driven by the emerging country selection and commodity sector selection sub-strategies.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
6/8/2020	$50,000,000	$50,000,000	$50,000,000
12/31/2020	$52,875,745	$51,118,966	$50,041,885
12/31/2021	$58,606,895	$50,330,817	$50,066,415
12/31/2022	$67,303,970	$43,782,644	$50,795,133
12/31/2023	$73,320,955	$46,203,294	$53,342,471
12/31/2024	$83,079,190	$46,780,943	$56,143,716
Footnote	Description
Footnote†	Effective July 24, 2024, the Fund's broad-based benchmark changed from the ICE BofA US 3-Month Treasury Bill Index (the "Previous Broad-Based Benchmark") to the Bloomberg U.S. Aggregate Bond Total Return Index, a broad-based index that represents the overall debt markets, as required by applicable regulation. The Previous Broad-Based Benchmark provides a means to compare the Fund's results to a benchmark that the investment adviser believes is more representative of the Fund's investment objective. There is no change in the Fund's investment strategies as a result of the benchmark change.

Average Annual Total Returns

	1 Year	Since Inception (6/8/2020)
Class R6	13.31%	11.76%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-1.45%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.57%

Key Fund Statistics

  Net Assets$1,481,598,460
  Total Number of Portfolio Holdings7
  Total Advisory Fees Paid (net of reimbursements)$0
  Portfolio Turnover Rate (excludes derivatives, if any)14%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Investment Companies	2.0
Relative Value Arbitrage	11.8
Systematic Trend	12.1
Global Macro	12.1
Multi-Strategy	13.0
Equity Market Neutral	19.1
Global Flexible Allocation	29.9

Fund Allocation

% of Total Investment

Value	Value
AQR Multi-Asset Fund -	30%
AQR Equity Market Neutral Fund -	19%
AQR Style Premia Alternative Fund -	13%
AQR Macro Opportunities Fund -	12%
AQR Managed Futures Strategy HV Fund -	12%
AQR Diversified Arbitrage Fund -	12%
Limited Purpose Cash Investment Fund -	2%

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

During the period, the Fund’s Total Annual Fund Operating Expenses were updated from 1.49% to 2.64% (estimated) due to changes in Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses were restated to reflect estimated expenses due to changes in allocations to underlying funds and in implementation with respect to certain of the underlying funds' short positions.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Equity Market Neutral Fund

Class I: QMNIX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AQR Equity Market Neutral Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$523	4.65%

How did the Fund perform over the reporting period?

The AQR Equity Market Neutral Fund (the “Fund”) seeks to provide investors with returns from potential gains of its long and short equity positions. The Fund is designed to be market, or beta-neutral, meaning the Fund seeks to achieve returns that are not closely correlated with the returns of the equity markets in which the Fund invests. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class I shares of the Fund returned 25.29%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  At the sector level, stock selection was positive within all sectors for the year, with notable gains driven by stock selection within the information technology, health care, industrials, and consumer discretionary sectors.

  Geographically, stocks in the United States, Japan, and United Kingdom contributed to excess returns.

  Geographically, stocks in Sweden and the Netherlands modestly detracted.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$11,760	$10,055	$10,005
12/31/2016	$12,448	$10,321	$10,038
12/31/2017	$13,175	$10,687	$10,124
12/31/2018	$11,629	$10,688	$10,314
12/31/2019	$10,318	$11,620	$10,549
12/31/2020	$8,304	$12,492	$10,619
12/31/2021	$9,768	$12,299	$10,625
12/31/2022	$12,427	$10,699	$10,779
12/31/2023	$14,556	$11,291	$11,320
12/31/2024	$18,237	$11,432	$11,914
Footnote	Description
Footnote†	Effective July 24, 2024, the Fund's broad-based benchmark changed from the ICE BofA US 3-Month Treasury Bill Index (the "Previous Broad-Based Benchmark") to the Bloomberg U.S. Aggregate Bond Total Return Index, a broad-based index that represents the overall debt markets, as required by applicable regulation. The Previous Broad-Based Benchmark provides a means to compare the Fund's results to a benchmark that the investment adviser believes is more representative of the Fund's investment objective. There is no change in the Fund's investment strategies as a result of the benchmark change.

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class I	25.29%	12.07%	6.19%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

Key Fund Statistics

  Net Assets$839,384,489
  Total Number of Portfolio Holdings1,664
  Total Advisory Fees Paid (net of reimbursements)$6,358,842
  Portfolio Turnover Rate (excludes derivatives, if any)412%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(1.0)
Energy	1.8
Utilities	(2.8)
Communication Services	2.8
Industrials	3.1
Consumer Staples	(3.8)
Real Estate	(4.4)
Information Technology	4.9
Financials	12.0
U.S. Treasury Obligations	42.5
Investment Companies	46.0

Geographic Allocation

Country	% of Net Assets
United States	92.9
Japan	2.2
United Kingdom	2.0
Italy	1.7
Canada	1.7
Germany	1.0
Finland	0.7
China	0.5
Hong Kong	0.4
Norway	0.2
Others	(2.2)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Forward Foreign Currency Exchange Contracts	4	96
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

During the period, the Fund’s Total Annual Fund Operating Expenses were updated from 1.65% to 5.11% (estimated) due to an increase in Dividends on Short Sales and Interest Expense. Dividends on Short Sales and Interest Expense were restated to reflect estimated expenses due to a change in implementation with respect to the Fund’s short positions. The Fund expects to obtain short exposure to a greater extent through investments in short equity positions rather than through equity derivative instruments.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Equity Market Neutral Fund

Class N: QMNNX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AQR Equity Market Neutral Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$551	4.90%

How did the Fund perform over the reporting period?

The AQR Equity Market Neutral Fund (the “Fund”) seeks to provide investors with returns from potential gains of its long and short equity positions. The Fund is designed to be market, or beta-neutral, meaning the Fund seeks to achieve returns that are not closely correlated with the returns of the equity markets in which the Fund invests. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class N shares of the Fund returned 25.00%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  At the sector level, stock selection was positive within all sectors for the year, with notable gains driven by stock selection within the information technology, health care, industrials, and consumer discretionary sectors.

  Geographically, stocks in the United States, Japan, and United Kingdom contributed to excess returns.

  Geographically, stocks in Sweden and the Netherlands modestly detracted.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$11,743	$10,055	$10,005
12/31/2016	$12,380	$10,321	$10,038
12/31/2017	$13,068	$10,687	$10,124
12/31/2018	$11,508	$10,688	$10,314
12/31/2019	$10,182	$11,620	$10,549
12/31/2020	$8,177	$12,492	$10,619
12/31/2021	$9,598	$12,299	$10,625
12/31/2022	$12,193	$10,699	$10,779
12/31/2023	$14,230	$11,291	$11,320
12/31/2024	$17,787	$11,432	$11,914
Footnote	Description
Footnote†	Effective July 24, 2024, the Fund's broad-based benchmark changed from the ICE BofA US 3-Month Treasury Bill Index (the "Previous Broad-Based Benchmark") to the Bloomberg U.S. Aggregate Bond Total Return Index, a broad-based index that represents the overall debt markets, as required by applicable regulation. The Previous Broad-Based Benchmark provides a means to compare the Fund's results to a benchmark that the investment adviser believes is more representative of the Fund's investment objective. There is no change in the Fund's investment strategies as a result of the benchmark change.

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class N	25.00%	11.80%	5.93%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

Key Fund Statistics

  Net Assets$839,384,489
  Total Number of Portfolio Holdings1,664
  Total Advisory Fees Paid (net of reimbursements)$6,358,842
  Portfolio Turnover Rate (excludes derivatives, if any)412%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(1.0)
Energy	1.8
Utilities	(2.8)
Communication Services	2.8
Industrials	3.1
Consumer Staples	(3.8)
Real Estate	(4.4)
Information Technology	4.9
Financials	12.0
U.S. Treasury Obligations	42.5
Investment Companies	46.0

Geographic Allocation

Country	% of Net Assets
United States	92.9
Japan	2.2
United Kingdom	2.0
Italy	1.7
Canada	1.7
Germany	1.0
Finland	0.7
China	0.5
Hong Kong	0.4
Norway	0.2
Others	(2.2)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Forward Foreign Currency Exchange Contracts	4	96
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

During the period, the Fund’s Total Annual Fund Operating Expenses were updated from 1.91% to 5.37% (estimated) due to an increase in Dividends on Short Sales and Interest Expense. Dividends on Short Sales and Interest Expense were restated to reflect estimated expenses due to a change in implementation with respect to the Fund’s short positions. The Fund expects to obtain short exposure to a greater extent through investments in short equity positions rather than through equity derivative instruments.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Equity Market Neutral Fund

Class R6: QMNRX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AQR Equity Market Neutral Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$513	4.55%

How did the Fund perform over the reporting period?

The AQR Equity Market Neutral Fund (the “Fund”) seeks to provide investors with returns from potential gains of its long and short equity positions. The Fund is designed to be market, or beta-neutral, meaning the Fund seeks to achieve returns that are not closely correlated with the returns of the equity markets in which the Fund invests. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class R6 shares of the Fund returned 25.49%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  At the sector level, stock selection was positive within all sectors for the year, with notable gains driven by stock selection within the information technology, health care, industrials, and consumer discretionary sectors.

  Geographically, stocks in the United States, Japan, and United Kingdom contributed to excess returns.

  Geographically, stocks in Sweden and the Netherlands modestly detracted.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$50,000,000	$50,000,000	$50,000,000
12/31/2015	$58,859,203	$50,274,953	$50,026,535
12/31/2016	$62,284,492	$51,605,853	$50,189,585
12/31/2017	$65,965,022	$53,433,653	$50,617,764
12/31/2018	$58,278,441	$53,439,659	$51,568,660
12/31/2019	$51,770,608	$58,097,939	$52,744,666
12/31/2020	$41,618,898	$62,459,070	$53,096,576
12/31/2021	$49,079,949	$61,496,081	$53,122,603
12/31/2022	$62,494,169	$53,495,276	$53,895,804
12/31/2023	$73,205,994	$56,452,918	$56,598,638
12/31/2024	$91,867,966	$57,158,711	$59,570,879
Footnote	Description
Footnote†	Effective July 24, 2024, the Fund's broad-based benchmark changed from the ICE BofA US 3-Month Treasury Bill Index (the "Previous Broad-Based Benchmark") to the Bloomberg U.S. Aggregate Bond Total Return Index, a broad-based index that represents the overall debt markets, as required by applicable regulation. The Previous Broad-Based Benchmark provides a means to compare the Fund's results to a benchmark that the investment adviser believes is more representative of the Fund's investment objective. There is no change in the Fund's investment strategies as a result of the benchmark change.

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class R6	25.49%	12.15%	6.27%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

Key Fund Statistics

  Net Assets$839,384,489
  Total Number of Portfolio Holdings1,664
  Total Advisory Fees Paid (net of reimbursements)$6,358,842
  Portfolio Turnover Rate (excludes derivatives, if any)412%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(1.0)
Energy	1.8
Utilities	(2.8)
Communication Services	2.8
Industrials	3.1
Consumer Staples	(3.8)
Real Estate	(4.4)
Information Technology	4.9
Financials	12.0
U.S. Treasury Obligations	42.5
Investment Companies	46.0

Geographic Allocation

Country	% of Net Assets
United States	92.9
Japan	2.2
United Kingdom	2.0
Italy	1.7
Canada	1.7
Germany	1.0
Finland	0.7
China	0.5
Hong Kong	0.4
Norway	0.2
Others	(2.2)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Forward Foreign Currency Exchange Contracts	4	96
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

During the period, the Fund’s Total Annual Fund Operating Expenses were updated from 1.56% to 5.02% (estimated) due to an increase in Dividends on Short Sales and Interest Expense. Dividends on Short Sales and Interest Expense were restated to reflect estimated expenses due to a change in implementation with respect to the Fund’s short positions. The Fund expects to obtain short exposure to a greater extent through investments in short equity positions rather than through equity derivative instruments.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Long-Short Equity Fund

Class I: QLEIX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AQR Long-Short Equity Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$514	4.47%

How did the Fund perform over the reporting period?

The AQR Long-Short Equity Fund (the “Fund”) seeks to provide higher risk-adjusted returns with lower volatility relative to global equity markets. It does so by using three different sources of return: 1) the potential gains from its long and short equity positions, 2) overall exposure to equity markets, and 3) the tactical variation of its net exposure to equity markets. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class I shares of the Fund returned 30.06%, net of fees. During the same period, the Fund’s broad-based benchmark, the MSCI World Net Total Return USD Index, the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, and the Fund’s performance benchmark, 50% MSCI World Net Total Return USD Index and 50% ICE BofA US 3-Month Treasury Bill Index, returned 18.67%, 5.25% and 11.90%, respectively.

Positive performance was driven both by the Fund’s long-short stock selection component as well as its exposure to overall equity markets.

Top Contributors:

Top Detractors:

  At the sector level, stock selection was positive across most sectors for the year, with notable gains driven by stock selection within the information technology, health care, financials, and consumer discretionary sectors.

  Geographically, stocks in the United States, Japan, United Kingdom, and Australia contributed to excess returns for the year.

  At the sector level, stock selection within the energy sector modestly detracted for the year.

  Geographically, stocks in Sweden, Hong Kong, and Norway modestly detracted from excess returns for the year.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	MSCI World Net Total Return USD Index	ICE BofA US 3-Month Treasury Bill Index	50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$11,704	$9,913	$10,005	$9,981
12/31/2016	$13,001	$10,657	$10,038	$10,380
12/31/2017	$15,046	$13,045	$10,124	$11,539
12/31/2018	$12,590	$11,908	$10,314	$11,154
12/31/2019	$12,739	$15,203	$10,549	$12,774
12/31/2020	$10,967	$17,621	$10,619	$13,915
12/31/2021	$14,377	$21,465	$10,625	$15,386
12/31/2022	$17,125	$17,571	$10,779	$14,107
12/31/2023	$21,299	$21,751	$11,320	$16,131
12/31/2024	$27,702	$25,812	$11,914	$18,050

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class I	30.06%	16.81%	10.73%
MSCI World Net Total Return USD Index	18.67%	11.17%	9.95%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%
50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index	11.90%	7.16%	6.08%

Key Fund Statistics

  Net Assets$2,246,288,356
  Total Number of Portfolio Holdings1,772
  Total Advisory Fees Paid (net of reimbursements)$18,974,075
  Portfolio Turnover Rate (excludes derivatives, if any)362%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.3
Energy	2.1
Utilities	(2.4)
Consumer Discretionary	(3.0)
Communication Services	3.1
Consumer Staples	(3.4)
Real Estate	(4.4)
Information Technology	6.5
Financials	12.5
Investment Companies	23.8
U.S. Treasury Obligations	58.3

Geographic Allocation

Country	% of Net Assets
United States	86.5
United Kingdom	2.9
Japan	1.8
Italy	1.5
Canada	1.0
Germany	1.0
China	0.7
Singapore	0.4
Hong Kong	0.3
Finland	0.2
Others	(2.9)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Swaps	9	0
Forward Foreign Currency Exchange Contracts	22	14
Futures Contracts	56	0
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

During the period, the Fund’s Total Annual Fund Operating Expenses were updated from 1.39% to 4.94% (estimated) due to an increase in Dividends on Short Sales and Interest Expense. Dividends on Short Sales and Interest Expense were restated to reflect estimated expenses due to a change in implementation with respect to the Fund’s short positions. The Fund expects to obtain short exposure to a greater extent through investments in short equity positions rather than through equity derivative instruments.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Long-Short Equity Fund

Class N: QLENX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AQR Long-Short Equity Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$542	4.72%

How did the Fund perform over the reporting period?

The AQR Long-Short Equity Fund (the “Fund”) seeks to provide higher risk-adjusted returns with lower volatility relative to global equity markets. It does so by using three different sources of return: 1) the potential gains from its long and short equity positions, 2) overall exposure to equity markets, and 3) the tactical variation of its net exposure to equity markets. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class N shares of the Fund returned 29.83%, net of fees. During the same period, the Fund’s broad-based benchmark, the MSCI World Net Total Return USD Index, the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, and the Fund’s performance benchmark, 50% MSCI World Net Total Return USD Index and 50% ICE BofA US 3-Month Treasury Bill Index, returned 18.67%, 5.25% and 11.90%, respectively.

Positive performance was driven both by the Fund’s long-short stock selection component as well as its exposure to overall equity markets.

Top Contributors:

Top Detractors:

  At the sector level, stock selection was positive across most sectors for the year, with notable gains driven by stock selection within the information technology, health care, financials, and consumer discretionary sectors.

  Geographically, stocks in the United States, Japan, United Kingdom, and Australia contributed to excess returns for the year.

  At the sector level, stock selection within the energy sector modestly detracted for the year.

  Geographically, stocks in Sweden, Hong Kong, and Norway modestly detracted from excess returns for the year.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	MSCI World Net Total Return USD Index	ICE BofA US 3-Month Treasury Bill Index	50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$11,679	$9,913	$10,005	$9,981
12/31/2016	$12,941	$10,657	$10,038	$10,380
12/31/2017	$14,942	$13,045	$10,124	$11,539
12/31/2018	$12,456	$11,908	$10,314	$11,154
12/31/2019	$12,582	$15,203	$10,549	$12,774
12/31/2020	$10,800	$17,621	$10,619	$13,915
12/31/2021	$14,115	$21,465	$10,625	$15,386
12/31/2022	$16,775	$17,571	$10,779	$14,107
12/31/2023	$20,804	$21,751	$11,320	$16,131
12/31/2024	$27,010	$25,812	$11,914	$18,050

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class N	29.83%	16.51%	10.45%
MSCI World Net Total Return USD Index	18.67%	11.17%	9.95%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%
50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index	11.90%	7.16%	6.08%

Key Fund Statistics

  Net Assets$2,246,288,356
  Total Number of Portfolio Holdings1,772
  Total Advisory Fees Paid (net of reimbursements)$18,974,075
  Portfolio Turnover Rate (excludes derivatives, if any)362%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.3
Energy	2.1
Utilities	(2.4)
Consumer Discretionary	(3.0)
Communication Services	3.1
Consumer Staples	(3.4)
Real Estate	(4.4)
Information Technology	6.5
Financials	12.5
Investment Companies	23.8
U.S. Treasury Obligations	58.3

Geographic Allocation

Country	% of Net Assets
United States	86.5
United Kingdom	2.9
Japan	1.8
Italy	1.5
Canada	1.0
Germany	1.0
China	0.7
Singapore	0.4
Hong Kong	0.3
Finland	0.2
Others	(2.9)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Swaps	9	0
Forward Foreign Currency Exchange Contracts	22	14
Futures Contracts	56	0
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

During the period, the Fund’s Total Annual Fund Operating Expenses were updated from 1.65% to 5.19% (estimated) due to an increase in Dividends on Short Sales and Interest Expense. Dividends on Short Sales and Interest Expense were restated to reflect estimated expenses due to a change in implementation with respect to the Fund’s short positions. The Fund expects to obtain short exposure to a greater extent through investments in short equity positions rather than through equity derivative instruments.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Long-Short Equity Fund

Class R6: QLERX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AQR Long-Short Equity Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$503	4.37%

How did the Fund perform over the reporting period?

The AQR Long-Short Equity Fund (the “Fund”) seeks to provide higher risk-adjusted returns with lower volatility relative to global equity markets. It does so by using three different sources of return: 1) the potential gains from its long and short equity positions, 2) overall exposure to equity markets, and 3) the tactical variation of its net exposure to equity markets. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class R6 shares of the Fund returned 30.28%, net of fees. During the same period, the Fund’s broad-based benchmark, the MSCI World Net Total Return USD Index, the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, and the Fund’s performance benchmark, 50% MSCI World Net Total Return USD Index and 50% ICE BofA US 3-Month Treasury Bill Index, returned 18.67%, 5.25% and 11.90%, respectively.

Positive performance was driven both by the Fund’s long-short stock selection component as well as its exposure to overall equity markets.

Top Contributors:

Top Detractors:

  At the sector level, stock selection was positive across most sectors for the year, with notable gains driven by stock selection within the information technology, health care, financials, and consumer discretionary sectors.

  Geographically, stocks in the United States, Japan, United Kingdom, and Australia contributed to excess returns for the year.

  At the sector level, stock selection within the energy sector modestly detracted for the year.

  Geographically, stocks in Sweden, Hong Kong, and Norway modestly detracted from excess returns for the year.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	MSCI World Net Total Return USD Index	ICE BofA US 3-Month Treasury Bill Index	50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$50,000,000	$50,000,000	$50,000,000	$50,000,000
12/31/2015	$58,580,698	$49,564,385	$50,026,535	$49,904,253
12/31/2016	$65,151,968	$53,286,917	$50,189,585	$51,902,289
12/31/2017	$75,483,891	$65,223,362	$50,617,764	$57,694,296
12/31/2018	$63,189,111	$59,541,431	$51,568,660	$55,770,384
12/31/2019	$63,994,798	$76,016,588	$52,744,666	$63,872,213
12/31/2020	$55,181,251	$88,105,118	$53,096,576	$69,576,579
12/31/2021	$72,366,936	$107,327,215	$53,122,603	$76,929,199
12/31/2022	$86,295,723	$87,856,363	$53,895,804	$70,535,372
12/31/2023	$107,371,490	$108,754,879	$56,598,638	$80,656,040
12/31/2024	$139,884,843	$129,060,404	$59,570,879	$90,250,921

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class R6	30.28%	16.93%	10.84%
MSCI World Net Total Return USD Index	18.67%	11.17%	9.95%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%
50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index	11.90%	7.16%	6.08%

Key Fund Statistics

  Net Assets$2,246,288,356
  Total Number of Portfolio Holdings1,772
  Total Advisory Fees Paid (net of reimbursements)$18,974,075
  Portfolio Turnover Rate (excludes derivatives, if any)362%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.3
Energy	2.1
Utilities	(2.4)
Consumer Discretionary	(3.0)
Communication Services	3.1
Consumer Staples	(3.4)
Real Estate	(4.4)
Information Technology	6.5
Financials	12.5
Investment Companies	23.8
U.S. Treasury Obligations	58.3

Geographic Allocation

Country	% of Net Assets
United States	86.5
United Kingdom	2.9
Japan	1.8
Italy	1.5
Canada	1.0
Germany	1.0
China	0.7
Singapore	0.4
Hong Kong	0.3
Finland	0.2
Others	(2.9)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Swaps	9	0
Forward Foreign Currency Exchange Contracts	22	14
Futures Contracts	56	0
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

During the period, the Fund’s Total Annual Fund Operating Expenses were updated from 1.30% to 4.85% (estimated) due to an increase in Dividends on Short Sales and Interest Expense. Dividends on Short Sales and Interest Expense were restated to reflect estimated expenses due to a change in implementation with respect to the Fund’s short positions. The Fund expects to obtain short exposure to a greater extent through investments in short equity positions rather than through equity derivative instruments.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Macro Opportunities Fund

Class I: QGMIX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AQR Macro Opportunities Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$142	1.42%

How did the Fund perform over the reporting period?

The AQR Macro Opportunities Fund (the “Fund”) invests across a wide range of asset classes, including fixed income, currencies, commodities, and equities through the use of derivatives such as futures, forwards, and swaps. Within each asset class, the Fund takes both relative value and directional positions.

The Fund’s strategy invests across liquid markets and aims to capitalize on the tendency for markets to underreact to new information and the tendency for deeply dislocated markets to converge towards fair value. The strategy capitalizes on market underreaction by positioning based on macroeconomic news and trends, an investment approach referred to as macro momentum. In addition to macro momentum and deep value, other indicators, including measures of price momentum, value and carry are also considered. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class I shares of the Fund returned -0.65%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  Positioning on the basis of which markets will flatten or steepen more than others.

  Positioning on the basis of whether individual markets will flatten or steepen in an absolute sense.

  Emerging equity country selection.

  Commodity sector selection.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,171	$10,055	$10,005
12/31/2016	$10,174	$10,321	$10,038
12/31/2017	$9,830	$10,687	$10,124
12/31/2018	$10,596	$10,688	$10,314
12/31/2019	$11,115	$11,620	$10,549
12/31/2020	$11,294	$12,492	$10,619
12/31/2021	$10,781	$12,299	$10,625
12/31/2022	$13,938	$10,699	$10,779
12/31/2023	$13,893	$11,291	$11,320
12/31/2024	$13,803	$11,432	$11,914
Footnote	Description
Footnote†	Effective July 24, 2024, the Fund's broad-based benchmark changed from the ICE BofA US 3-Month Treasury Bill Index (the "Previous Broad-Based Benchmark") to the Bloomberg U.S. Aggregate Bond Total Return Index, a broad-based index that represents the overall debt markets, as required by applicable regulation. The Previous Broad-Based Benchmark provides a means to compare the Fund's results to a benchmark that the investment adviser believes is more representative of the Fund's investment objective. There is no change in the Fund's investment strategies as a result of the benchmark change.

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class I	-0.65%	4.43%	3.28%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

Key Fund Statistics

  Net Assets$206,985,095
  Total Number of Portfolio Holdings864
  Total Advisory Fees Paid (net of reimbursements)$1,199,600
  Portfolio Turnover Rate (excludes derivatives, if any)141%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Consumer Staples	5.3
Reverse Repurchase Agreements	(5.4)
Financials	5.4
U.S. Treasury Obligations	28.6
Investment Companies	48.1

Security Type as % of Net Assets

Asset Type	Long	Short
Investment Companies	48.1	0.0
U.S. Treasury Obligations	28.6	0.0
Common Stocks	10.7	0.0
Reverse Repurchase Agreements	0.0	(5.4)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	28	24
Total Return Swaps	1	0
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	8	9
Futures Contracts	15	13
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Macro Opportunities Fund

Class N: QGMNX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AQR Macro Opportunities Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$166	1.67%

How did the Fund perform over the reporting period?

The AQR Macro Opportunities Fund (the “Fund”) invests across a wide range of asset classes, including fixed income, currencies, commodities, and equities through the use of derivatives such as futures, forwards, and swaps. Within each asset class, the Fund takes both relative value and directional positions.

The Fund’s strategy invests across liquid markets and aims to capitalize on the tendency for markets to underreact to new information and the tendency for deeply dislocated markets to converge towards fair value. The strategy capitalizes on market underreaction by positioning based on macroeconomic news and trends, an investment approach referred to as macro momentum. In addition to macro momentum and deep value, other indicators, including measures of price momentum, value and carry are also considered. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class N shares of the Fund returned -0.91%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  Positioning on the basis of which markets will flatten or steepen more than others.

  Positioning on the basis of whether individual markets will flatten or steepen in an absolute sense.

  Emerging equity country selection.

  Commodity sector selection.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,141	$10,055	$10,005
12/31/2016	$10,123	$10,321	$10,038
12/31/2017	$9,751	$10,687	$10,124
12/31/2018	$10,489	$10,688	$10,314
12/31/2019	$10,974	$11,620	$10,549
12/31/2020	$11,142	$12,492	$10,619
12/31/2021	$10,604	$12,299	$10,625
12/31/2022	$13,666	$10,699	$10,779
12/31/2023	$13,591	$11,291	$11,320
12/31/2024	$13,467	$11,432	$11,914
Footnote	Description
Footnote†	Effective July 24, 2024, the Fund's broad-based benchmark changed from the ICE BofA US 3-Month Treasury Bill Index (the "Previous Broad-Based Benchmark") to the Bloomberg U.S. Aggregate Bond Total Return Index, a broad-based index that represents the overall debt markets, as required by applicable regulation. The Previous Broad-Based Benchmark provides a means to compare the Fund's results to a benchmark that the investment adviser believes is more representative of the Fund's investment objective. There is no change in the Fund's investment strategies as a result of the benchmark change.

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class N	-0.91%	4.18%	3.02%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

Key Fund Statistics

  Net Assets$206,985,095
  Total Number of Portfolio Holdings864
  Total Advisory Fees Paid (net of reimbursements)$1,199,600
  Portfolio Turnover Rate (excludes derivatives, if any)141%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Consumer Staples	5.3
Reverse Repurchase Agreements	(5.4)
Financials	5.4
U.S. Treasury Obligations	28.6
Investment Companies	48.1

Security Type as % of Net Assets

Asset Type	Long	Short
Investment Companies	48.1	0.0
U.S. Treasury Obligations	28.6	0.0
Common Stocks	10.7	0.0
Reverse Repurchase Agreements	0.0	(5.4)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	28	24
Total Return Swaps	1	0
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	8	9
Futures Contracts	15	13
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Macro Opportunities Fund

Class R6: QGMRX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AQR Macro Opportunities Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$131	1.32%

How did the Fund perform over the reporting period?

The AQR Macro Opportunities Fund (the “Fund”) invests across a wide range of asset classes, including fixed income, currencies, commodities, and equities through the use of derivatives such as futures, forwards, and swaps. Within each asset class, the Fund takes both relative value and directional positions.

The Fund’s strategy invests across liquid markets and aims to capitalize on the tendency for markets to underreact to new information and the tendency for deeply dislocated markets to converge towards fair value. The strategy capitalizes on market underreaction by positioning based on macroeconomic news and trends, an investment approach referred to as macro momentum. In addition to macro momentum and deep value, other indicators, including measures of price momentum, value and carry are also considered. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class R6 shares of the Fund returned -0.54%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  Positioning on the basis of which markets will flatten or steepen more than others.

  Positioning on the basis of whether individual markets will flatten or steepen in an absolute sense.

  Emerging equity country selection.

  Commodity sector selection.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$50,000,000	$50,000,000	$50,000,000
12/31/2015	$50,856,510	$50,274,953	$50,026,535
12/31/2016	$50,925,287	$51,605,853	$50,189,585
12/31/2017	$49,188,473	$53,433,653	$50,617,764
12/31/2018	$53,046,691	$53,439,659	$51,568,660
12/31/2019	$55,702,973	$58,097,939	$52,744,666
12/31/2020	$56,716,704	$62,459,070	$53,096,576
12/31/2021	$54,157,277	$61,496,081	$53,122,603
12/31/2022	$70,066,227	$53,495,276	$53,895,804
12/31/2023	$69,893,923	$56,452,918	$56,598,638
12/31/2024	$69,516,623	$57,158,711	$59,570,879
Footnote	Description
Footnote†	Effective July 24, 2024, the Fund's broad-based benchmark changed from the ICE BofA US 3-Month Treasury Bill Index (the "Previous Broad-Based Benchmark") to the Bloomberg U.S. Aggregate Bond Total Return Index, a broad-based index that represents the overall debt markets, as required by applicable regulation. The Previous Broad-Based Benchmark provides a means to compare the Fund's results to a benchmark that the investment adviser believes is more representative of the Fund's investment objective. There is no change in the Fund's investment strategies as a result of the benchmark change.

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class R6	-0.54%	4.53%	3.35%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

Key Fund Statistics

  Net Assets$206,985,095
  Total Number of Portfolio Holdings864
  Total Advisory Fees Paid (net of reimbursements)$1,199,600
  Portfolio Turnover Rate (excludes derivatives, if any)141%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Consumer Staples	5.3
Reverse Repurchase Agreements	(5.4)
Financials	5.4
U.S. Treasury Obligations	28.6
Investment Companies	48.1

Security Type as % of Net Assets

Asset Type	Long	Short
Investment Companies	48.1	0.0
U.S. Treasury Obligations	28.6	0.0
Common Stocks	10.7	0.0
Reverse Repurchase Agreements	0.0	(5.4)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	28	24
Total Return Swaps	1	0
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	8	9
Futures Contracts	15	13
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Managed Futures Strategy Fund

Class I: AQMIX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AQR Managed Futures Strategy Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$195	1.87%

How did the Fund perform over the reporting period?

The AQR Managed Futures Strategy Fund (the “Fund”) actively invests in futures, futures-related instruments, forward and swap contracts, both long and short, across global equity, fixed income, commodity, and currency markets. The Fund uses both short-term and long-term price-based trend-following signals as well as non-price measures of trend-following to attempt to benefit from price trends in equity, fixed income, credit, commodity, currency and volatility related instruments. Trend-following aims to go long markets with favorable trends and short markets with unfavorable trends. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class I shares of the Fund returned 8.41%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  Trends in harder-to-access, alternative markets were the largest contributor to gains. In particular, trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  Trends in fixed income also contributed to gains during the year due to positioning in Swiss and U.S. fixed income markets.

  Trends in commodities added to the positive result, particularly as positioning in cocoa benefited performance.

  Trends in currencies were the largest detractor as the Australian dollar, British pound and South African rand experienced reversals.

  Trends in equities detracted modestly from performance due to reversals in South Korean, U.S. small cap and Brazilian equity indices.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,200	$10,055	$10,005
12/31/2016	$9,340	$10,321	$10,038
12/31/2017	$9,249	$10,687	$10,124
12/31/2018	$8,428	$10,688	$10,314
12/31/2019	$8,590	$11,620	$10,549
12/31/2020	$8,555	$12,492	$10,619
12/31/2021	$8,464	$12,299	$10,625
12/31/2022	$11,459	$10,699	$10,779
12/31/2023	$11,666	$11,291	$11,320
12/31/2024	$12,648	$11,432	$11,914
Footnote	Description
Footnote†	Effective July 24, 2024, the Fund's broad-based benchmark changed from the ICE BofA US 3-Month Treasury Bill Index (the "Previous Broad-Based Benchmark") to the Bloomberg U.S. Aggregate Bond Total Return Index, a broad-based index that represents the overall debt markets, as required by applicable regulation. The Previous Broad-Based Benchmark provides a means to compare the Fund's results to a benchmark that the investment adviser believes is more representative of the Fund's investment objective. There is no change in the Fund's investment strategies as a result of the benchmark change.

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class I	8.41%	8.04%	2.38%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

Key Fund Statistics

  Net Assets$1,547,973,467
  Total Number of Portfolio Holdings2,452
  Total Advisory Fees Paid (net of reimbursements)$15,339,150
  Portfolio Turnover Rate (excludes derivatives, if any)605%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(0.6)
Consumer Discretionary	0.6
Industrials	0.7
Real Estate	(1.2)
Health Care	(1.5)
Materials	(1.5)
Information Technology	1.7
Consumer Staples	(3.0)
Financials	3.6
Investment Companies	23.8
U.S. Treasury Obligations	58.7

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	67.0	(67.8)
U.S. Treasury Obligations	58.7	0.0
Investment Companies	23.8	0.0
Preferred Stocks	0.0	(0.4)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	23	17
Total Return Swaps	1	0
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	9	13
Futures Contracts	18	18
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

During the period, the Fund’s Total Annual Fund Operating Expenses were updated from 1.29% to 2.31% (estimated) due to an increase in Dividends on Short Sales and Interest Expense. Dividends on Short Sales and Interest Expense were restated to reflect estimated expenses due to a change in implementation with respect to the Fund’s short positions. The Fund expects to obtain short exposure to a greater extent through investments in short equity positions rather than through equity derivative instruments.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Managed Futures Strategy Fund

Class N: AQMNX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AQR Managed Futures Strategy Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$221	2.12%

How did the Fund perform over the reporting period?

The AQR Managed Futures Strategy Fund (the “Fund”) actively invests in futures, futures-related instruments, forward and swap contracts, both long and short, across global equity, fixed income, commodity, and currency markets. The Fund uses both short-term and long-term price-based trend-following signals as well as non-price measures of trend-following to attempt to benefit from price trends in equity, fixed income, credit, commodity, currency and volatility related instruments. Trend-following aims to go long markets with favorable trends and short markets with unfavorable trends. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class N shares of the Fund returned 8.10%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  Trends in harder-to-access, alternative markets were the largest contributor to gains. In particular, trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  Trends in fixed income also contributed to gains during the year due to positioning in Swiss and U.S. fixed income markets.

  Trends in commodities added to the positive result, particularly as positioning in cocoa benefited performance.

  Trends in currencies were the largest detractor as the Australian dollar, British pound and South African rand experienced reversals.

  Trends in equities detracted modestly from performance due to reversals in South Korean, U.S. small cap and Brazilian equity indices.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,175	$10,055	$10,005
12/31/2016	$9,290	$10,321	$10,038
12/31/2017	$9,179	$10,687	$10,124
12/31/2018	$8,341	$10,688	$10,314
12/31/2019	$8,472	$11,620	$10,549
12/31/2020	$8,421	$12,492	$10,619
12/31/2021	$8,311	$12,299	$10,625
12/31/2022	$11,223	$10,699	$10,779
12/31/2023	$11,407	$11,291	$11,320
12/31/2024	$12,331	$11,432	$11,914
Footnote	Description
Footnote†	Effective July 24, 2024, the Fund's broad-based benchmark changed from the ICE BofA US 3-Month Treasury Bill Index (the "Previous Broad-Based Benchmark") to the Bloomberg U.S. Aggregate Bond Total Return Index, a broad-based index that represents the overall debt markets, as required by applicable regulation. The Previous Broad-Based Benchmark provides a means to compare the Fund's results to a benchmark that the investment adviser believes is more representative of the Fund's investment objective. There is no change in the Fund's investment strategies as a result of the benchmark change.

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class N	8.10%	7.80%	2.12%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

Key Fund Statistics

  Net Assets$1,547,973,467
  Total Number of Portfolio Holdings2,452
  Total Advisory Fees Paid (net of reimbursements)$15,339,150
  Portfolio Turnover Rate (excludes derivatives, if any)605%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(0.6)
Consumer Discretionary	0.6
Industrials	0.7
Real Estate	(1.2)
Health Care	(1.5)
Materials	(1.5)
Information Technology	1.7
Consumer Staples	(3.0)
Financials	3.6
Investment Companies	23.8
U.S. Treasury Obligations	58.7

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	67.0	(67.8)
U.S. Treasury Obligations	58.7	0.0
Investment Companies	23.8	0.0
Preferred Stocks	0.0	(0.4)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	23	17
Total Return Swaps	1	0
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	9	13
Futures Contracts	18	18
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

During the period, the Fund’s Total Annual Fund Operating Expenses were updated from 1.55% to 2.57% (estimated) due to an increase in Dividends on Short Sales and Interest Expense. Dividends on Short Sales and Interest Expense were restated to reflect estimated expenses due to a change in implementation with respect to the Fund’s short positions. The Fund expects to obtain short exposure to a greater extent through investments in short equity positions rather than through equity derivative instruments.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Managed Futures Strategy Fund

Class R6: AQMRX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AQR Managed Futures Strategy Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$185	1.77%

How did the Fund perform over the reporting period?

The AQR Managed Futures Strategy Fund (the “Fund”) actively invests in futures, futures-related instruments, forward and swap contracts, both long and short, across global equity, fixed income, commodity, and currency markets. The Fund uses both short-term and long-term price-based trend-following signals as well as non-price measures of trend-following to attempt to benefit from price trends in equity, fixed income, credit, commodity, currency and volatility related instruments. Trend-following aims to go long markets with favorable trends and short markets with unfavorable trends. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class R6 shares of the Fund returned 8.36%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  Trends in harder-to-access, alternative markets were the largest contributor to gains. In particular, trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  Trends in fixed income also contributed to gains during the year due to positioning in Swiss and U.S. fixed income markets.

  Trends in commodities added to the positive result, particularly as positioning in cocoa benefited performance.

  Trends in currencies were the largest detractor as the Australian dollar, British pound and South African rand experienced reversals.

  Trends in equities detracted modestly from performance due to reversals in South Korean, U.S. small cap and Brazilian equity indices.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$50,000,000	$50,000,000	$50,000,000
12/31/2015	$51,080,284	$50,274,953	$50,026,535
12/31/2016	$46,773,184	$51,605,853	$50,189,585
12/31/2017	$46,371,697	$53,433,653	$50,617,764
12/31/2018	$42,256,462	$53,439,659	$51,568,660
12/31/2019	$43,112,816	$58,097,939	$52,744,666
12/31/2020	$42,982,254	$62,459,070	$53,096,576
12/31/2021	$42,577,030	$61,496,081	$53,122,603
12/31/2022	$57,655,614	$53,495,276	$53,895,804
12/31/2023	$58,818,050	$56,452,918	$56,598,638
12/31/2024	$63,737,882	$57,158,711	$59,570,879
Footnote	Description
Footnote†	Effective July 24, 2024, the Fund's broad-based benchmark changed from the ICE BofA US 3-Month Treasury Bill Index (the "Previous Broad-Based Benchmark") to the Bloomberg U.S. Aggregate Bond Total Return Index, a broad-based index that represents the overall debt markets, as required by applicable regulation. The Previous Broad-Based Benchmark provides a means to compare the Fund's results to a benchmark that the investment adviser believes is more representative of the Fund's investment objective. There is no change in the Fund's investment strategies as a result of the benchmark change.

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class R6	8.36%	8.13%	2.46%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

Key Fund Statistics

  Net Assets$1,547,973,467
  Total Number of Portfolio Holdings2,452
  Total Advisory Fees Paid (net of reimbursements)$15,339,150
  Portfolio Turnover Rate (excludes derivatives, if any)605%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(0.6)
Consumer Discretionary	0.6
Industrials	0.7
Real Estate	(1.2)
Health Care	(1.5)
Materials	(1.5)
Information Technology	1.7
Consumer Staples	(3.0)
Financials	3.6
Investment Companies	23.8
U.S. Treasury Obligations	58.7

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	67.0	(67.8)
U.S. Treasury Obligations	58.7	0.0
Investment Companies	23.8	0.0
Preferred Stocks	0.0	(0.4)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	23	17
Total Return Swaps	1	0
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	9	13
Futures Contracts	18	18
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

During the period, the Fund’s Total Annual Fund Operating Expenses were updated from 1.20% to 2.22% (estimated) due to an increase in Dividends on Short Sales and Interest Expense. Dividends on Short Sales and Interest Expense were restated to reflect estimated expenses due to a change in implementation with respect to the Fund’s short positions. The Fund expects to obtain short exposure to a greater extent through investments in short equity positions rather than through equity derivative instruments.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Managed Futures Strategy HV Fund

Class I: QMHIX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AQR Managed Futures Strategy HV Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$287	2.72%

How did the Fund perform over the reporting period?

The AQR Managed Futures Strategy HV Fund (the “Fund”) actively invests in futures, futures-related instruments, forward and swap contracts, both long and short, across global equity, fixed income, commodity, and currency markets. The Fund uses both short-term and long-term price-based trend-following signals as well as non-price measures of trend-following to attempt to benefit from price trends in equity, fixed income, credit, commodity, currency and volatility related instruments. Trend-following aims to go long markets with favorable trends and short markets with unfavorable trends. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class I shares of the Fund returned 11.22%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  Trends in harder-to-access, alternative markets were the largest contributor to gains. In particular, trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  Trends in fixed income also contributed to gains during the year due to positioning in Swiss and U.S. fixed income markets.

  Trends in commodities added to the positive result, particularly as positioning in cocoa benefited performance.

  Trends in currencies were the largest detractor as the Australian dollar, British pound and South African rand experienced reversals.

  Trends in equities detracted modestly from performance due to reversals in South Korean, U.S. small cap and Brazilian equity indices.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,248	$10,055	$10,005
12/31/2016	$8,909	$10,321	$10,038
12/31/2017	$8,755	$10,687	$10,124
12/31/2018	$7,491	$10,688	$10,314
12/31/2019	$7,627	$11,620	$10,549
12/31/2020	$7,577	$12,492	$10,619
12/31/2021	$7,418	$12,299	$10,625
12/31/2022	$11,126	$10,699	$10,779
12/31/2023	$11,062	$11,291	$11,320
12/31/2024	$12,303	$11,432	$11,914
Footnote	Description
Footnote†	Effective July 24, 2024, the Fund's broad-based benchmark changed from the ICE BofA US 3-Month Treasury Bill Index (the "Previous Broad-Based Benchmark") to the Bloomberg U.S. Aggregate Bond Total Return Index, a broad-based index that represents the overall debt markets, as required by applicable regulation. The Previous Broad-Based Benchmark provides a means to compare the Fund's results to a benchmark that the investment adviser believes is more representative of the Fund's investment objective. There is no change in the Fund's investment strategies as a result of the benchmark change.

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class I	11.22%	10.04%	2.09%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

Key Fund Statistics

  Net Assets$305,263,315
  Total Number of Portfolio Holdings2,451
  Total Advisory Fees Paid (net of reimbursements)$3,002,487
  Portfolio Turnover Rate (excludes derivatives, if any)657%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(0.2)
Energy	(1.7)
Industrials	(1.9)
Real Estate	(2.5)
Information Technology	2.5
Consumer Discretionary	2.9
Materials	(3.0)
Consumer Staples	(4.2)
Financials	4.6
Investment Companies	25.2
U.S. Treasury Obligations	49.7

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	106.9	(109.9)
U.S. Treasury Obligations	49.7	0.0
Investment Companies	25.2	0.0
Preferred Stocks	0.0	(0.5)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	23	16
Total Return Swaps	1	0
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	8	13
Futures Contracts	19	19
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

During the period, the Fund’s Total Annual Fund Operating Expenses were updated from 1.90% to 3.42% (estimated) due to an increase in Dividends on Short Sales and Interest Expense. Dividends on Short Sales and Interest Expense were restated to reflect estimated expenses due to a change in implementation with respect to the Fund’s short positions. The Fund expects to obtain short exposure to a greater extent through investments in short equity positions rather than through equity derivative instruments.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Managed Futures Strategy HV Fund

Class N: QMHNX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AQR Managed Futures Strategy HV Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$314	2.97%

How did the Fund perform over the reporting period?

The AQR Managed Futures Strategy HV Fund (the “Fund”) actively invests in futures, futures-related instruments, forward and swap contracts, both long and short, across global equity, fixed income, commodity, and currency markets. The Fund uses both short-term and long-term price-based trend-following signals as well as non-price measures of trend-following to attempt to benefit from price trends in equity, fixed income, credit, commodity, currency and volatility related instruments. Trend-following aims to go long markets with favorable trends and short markets with unfavorable trends. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class N shares of the Fund returned 10.91%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  Trends in harder-to-access, alternative markets were the largest contributor to gains. In particular, trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  Trends in fixed income also contributed to gains during the year due to positioning in Swiss and U.S. fixed income markets.

  Trends in commodities added to the positive result, particularly as positioning in cocoa benefited performance.

  Trends in currencies were the largest detractor as the Australian dollar, British pound and South African rand experienced reversals.

  Trends in equities detracted modestly from performance due to reversals in South Korean, U.S. small cap and Brazilian equity indices.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,219	$10,055	$10,005
12/31/2016	$8,859	$10,321	$10,038
12/31/2017	$8,676	$10,687	$10,124
12/31/2018	$7,411	$10,688	$10,314
12/31/2019	$7,526	$11,620	$10,549
12/31/2020	$7,465	$12,492	$10,619
12/31/2021	$7,291	$12,299	$10,625
12/31/2022	$10,901	$10,699	$10,779
12/31/2023	$10,813	$11,291	$11,320
12/31/2024	$11,993	$11,432	$11,914
Footnote	Description
Footnote†	Effective July 24, 2024, the Fund's broad-based benchmark changed from the ICE BofA US 3-Month Treasury Bill Index (the "Previous Broad-Based Benchmark") to the Bloomberg U.S. Aggregate Bond Total Return Index, a broad-based index that represents the overall debt markets, as required by applicable regulation. The Previous Broad-Based Benchmark provides a means to compare the Fund's results to a benchmark that the investment adviser believes is more representative of the Fund's investment objective. There is no change in the Fund's investment strategies as a result of the benchmark change.

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class N	10.91%	9.77%	1.83%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

Key Fund Statistics

  Net Assets$305,263,315
  Total Number of Portfolio Holdings2,451
  Total Advisory Fees Paid (net of reimbursements)$3,002,487
  Portfolio Turnover Rate (excludes derivatives, if any)657%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(0.2)
Energy	(1.7)
Industrials	(1.9)
Real Estate	(2.5)
Information Technology	2.5
Consumer Discretionary	2.9
Materials	(3.0)
Consumer Staples	(4.2)
Financials	4.6
Investment Companies	25.2
U.S. Treasury Obligations	49.7

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	106.9	(109.9)
U.S. Treasury Obligations	49.7	0.0
Investment Companies	25.2	0.0
Preferred Stocks	0.0	(0.5)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	23	16
Total Return Swaps	1	0
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	8	13
Futures Contracts	19	19
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

During the period, the Fund’s Total Annual Fund Operating Expenses were updated from 2.15% to 3.67% (estimated) due to an increase in Dividends on Short Sales and Interest Expense. Dividends on Short Sales and Interest Expense were restated to reflect estimated expenses due to a change in implementation with respect to the Fund’s short positions. The Fund expects to obtain short exposure to a greater extent through investments in short equity positions rather than through equity derivative instruments.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Managed Futures Strategy HV Fund

Class R6: QMHRX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AQR Managed Futures Strategy HV Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$277	2.62%

How did the Fund perform over the reporting period?

The AQR Managed Futures Strategy HV Fund (the “Fund”) actively invests in futures, futures-related instruments, forward and swap contracts, both long and short, across global equity, fixed income, commodity, and currency markets. The Fund uses both short-term and long-term price-based trend-following signals as well as non-price measures of trend-following to attempt to benefit from price trends in equity, fixed income, credit, commodity, currency and volatility related instruments. Trend-following aims to go long markets with favorable trends and short markets with unfavorable trends. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class R6 shares of the Fund returned 11.26%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  Trends in harder-to-access, alternative markets were the largest contributor to gains. In particular, trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  Trends in fixed income also contributed to gains during the year due to positioning in Swiss and U.S. fixed income markets.

  Trends in commodities added to the positive result, particularly as positioning in cocoa benefited performance.

  Trends in currencies were the largest detractor as the Australian dollar, British pound and South African rand experienced reversals.

  Trends in equities detracted modestly from performance due to reversals in South Korean, U.S. small cap and Brazilian equity indices.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$50,000,000	$50,000,000	$50,000,000
12/31/2015	$51,270,559	$50,274,953	$50,026,535
12/31/2016	$44,568,330	$51,605,853	$50,189,585
12/31/2017	$43,849,487	$53,433,653	$50,617,764
12/31/2018	$37,571,579	$53,439,659	$51,568,660
12/31/2019	$38,297,464	$58,097,939	$52,744,666
12/31/2020	$38,110,358	$62,459,070	$53,096,576
12/31/2021	$37,377,427	$61,496,081	$53,122,603
12/31/2022	$56,046,258	$53,495,276	$53,895,804
12/31/2023	$55,856,508	$56,452,918	$56,598,638
12/31/2024	$62,147,793	$57,158,711	$59,570,879
Footnote	Description
Footnote†	Effective July 24, 2024, the Fund's broad-based benchmark changed from the ICE BofA US 3-Month Treasury Bill Index (the "Previous Broad-Based Benchmark") to the Bloomberg U.S. Aggregate Bond Total Return Index, a broad-based index that represents the overall debt markets, as required by applicable regulation. The Previous Broad-Based Benchmark provides a means to compare the Fund's results to a benchmark that the investment adviser believes is more representative of the Fund's investment objective. There is no change in the Fund's investment strategies as a result of the benchmark change.

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class R6	11.26%	10.17%	2.20%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

Key Fund Statistics

  Net Assets$305,263,315
  Total Number of Portfolio Holdings2,451
  Total Advisory Fees Paid (net of reimbursements)$3,002,487
  Portfolio Turnover Rate (excludes derivatives, if any)657%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(0.2)
Energy	(1.7)
Industrials	(1.9)
Real Estate	(2.5)
Information Technology	2.5
Consumer Discretionary	2.9
Materials	(3.0)
Consumer Staples	(4.2)
Financials	4.6
Investment Companies	25.2
U.S. Treasury Obligations	49.7

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	106.9	(109.9)
U.S. Treasury Obligations	49.7	0.0
Investment Companies	25.2	0.0
Preferred Stocks	0.0	(0.5)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	23	16
Total Return Swaps	1	0
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	8	13
Futures Contracts	19	19
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

During the period, the Fund’s Total Annual Fund Operating Expenses were updated from 1.81% to 3.33% (estimated) due to an increase in Dividends on Short Sales and Interest Expense. Dividends on Short Sales and Interest Expense were restated to reflect estimated expenses due to a change in implementation with respect to the Fund’s short positions. The Fund expects to obtain short exposure to a greater extent through investments in short equity positions rather than through equity derivative instruments.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Multi-Asset Fund

Class I: AQRIX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AQR Multi-Asset Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$110	1.05%

How did the Fund perform over the reporting period?

The AQR Multi-Asset Fund (the “Fund”) pursues its investment objective by delivering risk-balanced exposure to a broadly diversified set of global market risk premia by investing across a universe of developed market equities, nominal and inflation-linked government bonds issued by developed countries, developed and emerging market currencies, and commodities. The Fund achieves its exposure by using derivatives or holding those assets directly. When allocating across asset classes the Fund uses a risk-aware approach that avoids excessive risk exposure to any single asset class or risk premia. This means that lower risk assets (such as nominal bonds), will generally have higher notional allocations in the Fund than higher risk asset classes (such as equities). The Fund will also seek to enhance returns by incorporating active views into both allocations among asset classes, and the selection of instruments (both long and short) within an asset class. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Fund’s Class I shares returned 10.92%, net of fees. During the same period, the Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Total Return Index, the Fund’s secondary benchmark, S&P 500® Total Return Index, and the Fund’s performance benchmark, 60% S&P 500® Total Return Index and 40% Bloomberg U.S. Aggregate Bond Total Return Index, returned 1.25%, 25.02% and 15.04%, respectively.

Top Contributors:

Top Detractors:

  Exposure to equity risk premia through investments in equities and equity index derivatives.

  Security selection within equities.

  Exposure to nominal interest rate risk premia through investments in bond futures contracts.

  Exposure to inflation risk premia through investments in inflation-linked bonds.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Total Return Index	S&P 500® Total Return Index	60% S&P 500® Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,190	$10,055	$10,138	$10,128
12/31/2016	$10,118	$10,321	$11,351	$10,970
12/31/2017	$11,773	$10,687	$13,829	$12,529
12/31/2018	$10,954	$10,688	$13,223	$12,234
12/31/2019	$13,260	$11,620	$17,386	$14,948
12/31/2020	$13,615	$12,492	$20,585	$17,150
12/31/2021	$15,567	$12,299	$26,494	$19,869
12/31/2022	$13,929	$10,699	$21,696	$16,732
12/31/2023	$15,480	$11,291	$27,399	$19,689
12/31/2024	$17,170	$11,432	$34,254	$22,651

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class I	10.92%	5.30%	5.55%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
S&P 500® Total Return Index	25.02%	14.53%	13.10%
60% S&P 500® Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index	15.04%	8.67%	8.52%

Key Fund Statistics

  Net Assets$606,809,896
  Total Number of Portfolio Holdings1,187
  Total Advisory Fees Paid (net of reimbursements)$2,467,908
  Portfolio Turnover Rate (excludes derivatives, if any)136%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	1.0
Energy	1.8
Health Care	3.3
Industrials	3.8
Communication Services	3.8
Consumer Discretionary	4.6
Financials	8.5
Foreign Government Securities	8.9
Information Technology	13.5
U.S. Treasury Obligations	21.0
Investment Companies	22.0

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	52.5	(12.2)
Investment Companies	22.0	0.0
U.S. Treasury Obligations	21.0	0.0
Foreign Government Securities	8.9	0.0
Preferred Stocks	0.1	(0.1)
Warrants	0.0	0.0

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Swaps	2	0
Forward Foreign Currency Exchange Contracts	22	28
Futures Contracts	33	15
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Multi-Asset Fund

Class N: AQRNX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AQR Multi-Asset Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$137	1.30%

How did the Fund perform over the reporting period?

The AQR Multi-Asset Fund (the “Fund”) pursues its investment objective by delivering risk-balanced exposure to a broadly diversified set of global market risk premia by investing across a universe of developed market equities, nominal and inflation-linked government bonds issued by developed countries, developed and emerging market currencies, and commodities. The Fund achieves its exposure by using derivatives or holding those assets directly. When allocating across asset classes the Fund uses a risk-aware approach that avoids excessive risk exposure to any single asset class or risk premia. This means that lower risk assets (such as nominal bonds), will generally have higher notional allocations in the Fund than higher risk asset classes (such as equities). The Fund will also seek to enhance returns by incorporating active views into both allocations among asset classes, and the selection of instruments (both long and short) within an asset class. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Fund’s Class N shares returned 10.55%, net of fees. During the same period, the Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Total Return Index, the Fund’s secondary benchmark, S&P 500® Total Return Index, and the Fund’s performance benchmark, 60% S&P 500® Total Return Index and 40% Bloomberg U.S. Aggregate Bond Total Return Index, returned 1.25%, 25.02% and 15.04%, respectively.

Top Contributors:

Top Detractors:

  Exposure to equity risk premia through investments in equities and equity index derivatives.

  Security selection within equities.

  Exposure to nominal interest rate risk premia through investments in bond futures contracts.

  Exposure to inflation risk premia through investments in inflation-linked bonds.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Total Return Index	S&P 500® Total Return Index	60% S&P 500® Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,180	$10,055	$10,138	$10,128
12/31/2016	$10,067	$10,321	$11,351	$10,970
12/31/2017	$11,691	$10,687	$13,829	$12,529
12/31/2018	$10,846	$10,688	$13,223	$12,234
12/31/2019	$13,087	$11,620	$17,386	$14,948
12/31/2020	$13,402	$12,492	$20,585	$17,150
12/31/2021	$15,286	$12,299	$26,494	$19,869
12/31/2022	$13,650	$10,699	$21,696	$16,732
12/31/2023	$15,140	$11,291	$27,399	$19,689
12/31/2024	$16,737	$11,432	$34,254	$22,651

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class N	10.55%	5.04%	5.29%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
S&P 500® Total Return Index	25.02%	14.53%	13.10%
60% S&P 500® Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index	15.04%	8.67%	8.52%

Key Fund Statistics

  Net Assets$606,809,896
  Total Number of Portfolio Holdings1,187
  Total Advisory Fees Paid (net of reimbursements)$2,467,908
  Portfolio Turnover Rate (excludes derivatives, if any)136%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	1.0
Energy	1.8
Health Care	3.3
Industrials	3.8
Communication Services	3.8
Consumer Discretionary	4.6
Financials	8.5
Foreign Government Securities	8.9
Information Technology	13.5
U.S. Treasury Obligations	21.0
Investment Companies	22.0

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	52.5	(12.2)
Investment Companies	22.0	0.0
U.S. Treasury Obligations	21.0	0.0
Foreign Government Securities	8.9	0.0
Preferred Stocks	0.1	(0.1)
Warrants	0.0	0.0

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Swaps	2	0
Forward Foreign Currency Exchange Contracts	22	28
Futures Contracts	33	15
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Multi-Asset Fund

Class R6: AQRRX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AQR Multi-Asset Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$100	0.95%

How did the Fund perform over the reporting period?

The AQR Multi-Asset Fund (the “Fund”) pursues its investment objective by delivering risk-balanced exposure to a broadly diversified set of global market risk premia by investing across a universe of developed market equities, nominal and inflation-linked government bonds issued by developed countries, developed and emerging market currencies, and commodities. The Fund achieves its exposure by using derivatives or holding those assets directly. When allocating across asset classes the Fund uses a risk-aware approach that avoids excessive risk exposure to any single asset class or risk premia. This means that lower risk assets (such as nominal bonds), will generally have higher notional allocations in the Fund than higher risk asset classes (such as equities). The Fund will also seek to enhance returns by incorporating active views into both allocations among asset classes, and the selection of instruments (both long and short) within an asset class. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Fund’s Class R6 shares returned 10.92%, net of fees. During the same period, the Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Total Return Index, the Fund’s secondary benchmark, S&P 500® Total Return Index, and the Fund’s performance benchmark, 60% S&P 500® Total Return Index and 40% Bloomberg U.S. Aggregate Bond Total Return Index, returned 1.25%, 25.02% and 15.04%, respectively.

Top Contributors:

Top Detractors:

  Exposure to equity risk premia through investments in equities and equity index derivatives.

  Security selection within equities.

  Exposure to nominal interest rate risk premia through investments in bond futures contracts.

  Exposure to inflation risk premia through investments in inflation-linked bonds.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Total Return Index	S&P 500® Total Return Index	60% S&P 500® Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
12/31/2014	$50,000,000	$50,000,000	$50,000,000	$50,000,000
12/31/2015	$46,000,262	$50,274,953	$50,691,880	$50,642,346
12/31/2016	$50,626,894	$51,605,853	$56,754,584	$54,848,493
12/31/2017	$59,009,335	$53,433,653	$69,145,019	$62,642,549
12/31/2018	$54,915,599	$53,439,659	$66,113,534	$61,172,486
12/31/2019	$66,485,326	$58,097,939	$86,930,287	$74,739,933
12/31/2020	$68,334,122	$62,459,070	$102,924,440	$85,748,447
12/31/2021	$78,226,184	$61,496,081	$132,469,279	$99,345,355
12/31/2022	$70,066,466	$53,495,276	$108,477,917	$83,662,365
12/31/2023	$77,946,377	$56,452,918	$136,994,222	$98,444,475
12/31/2024	$86,459,380	$57,158,711	$171,269,738	$113,254,041

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class R6	10.92%	5.39%	5.63%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
S&P 500® Total Return Index	25.02%	14.53%	13.10%
60% S&P 500® Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index	15.04%	8.67%	8.52%

Key Fund Statistics

  Net Assets$606,809,896
  Total Number of Portfolio Holdings1,187
  Total Advisory Fees Paid (net of reimbursements)$2,467,908
  Portfolio Turnover Rate (excludes derivatives, if any)136%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	1.0
Energy	1.8
Health Care	3.3
Industrials	3.8
Communication Services	3.8
Consumer Discretionary	4.6
Financials	8.5
Foreign Government Securities	8.9
Information Technology	13.5
U.S. Treasury Obligations	21.0
Investment Companies	22.0

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	52.5	(12.2)
Investment Companies	22.0	0.0
U.S. Treasury Obligations	21.0	0.0
Foreign Government Securities	8.9	0.0
Preferred Stocks	0.1	(0.1)
Warrants	0.0	0.0

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Swaps	2	0
Forward Foreign Currency Exchange Contracts	22	28
Futures Contracts	33	15
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Risk-Balanced Commodities Strategy Fund

Class I: ARCIX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AQR Risk-Balanced Commodities Strategy Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	1.01%

How did the Fund perform over the reporting period?

The AQR Risk-Balanced Commodities Strategy Fund (the “Fund”) seeks exposure to individual commodities and sectors by investing (directly or through a wholly-owned and controlled subsidiary) in commodity-linked derivative instruments, such as swaps and futures. The Fund seeks to balance the allocation of risk (as measured by forecasted volatility) across the commodity sectors over time. The Fund also employs a tactical strategy, which takes active views in individual commodities and sectors. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class I shares of the Fund returned 7.45%. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, Bloomberg Commodity Total Return Index, returned 1.25% and 5.38% respectively.

Top Contributors:

Top Detractors:

  The positive result over the period was driven by the strategic component that provides long exposure to commodities.

  By sector, gains were driven by precious metals and softs.

  The tactical strategy detracted from performance, with losses coming from active views in energies, base metals and softs.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	Bloomberg Commodity Total Return Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$8,052	$10,055	$7,534
12/31/2016	$9,387	$10,321	$8,421
12/31/2017	$10,364	$10,687	$8,564
12/31/2018	$8,542	$10,688	$7,601
12/31/2019	$10,092	$11,620	$8,186
12/31/2020	$10,915	$12,492	$7,930
12/31/2021	$15,236	$12,299	$10,080
12/31/2022	$18,502	$10,699	$11,702
12/31/2023	$18,459	$11,291	$10,776
12/31/2024	$19,835	$11,432	$11,356
Footnote	Description
Footnote†	Effective July 24, 2024, the Fund's broad-based benchmark changed from the Bloomberg Commodity Total Return Index (the "Previous Broad-Based Benchmark") to the Bloomberg U.S. Aggregate Bond Total Return Index, a broad-based index that represents the overall debt markets, as required by applicable regulation. The Previous Broad-Based Benchmark provides a means to compare the Fund's results to a benchmark that the investment adviser believes is more representative of the Fund's investment universe. There is no change in the Fund's investment strategies as a result of the benchmark change.

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class I	7.45%	14.47%	7.09%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
Bloomberg Commodity Total Return Index	5.38%	6.77%	1.28%

Key Fund Statistics

  Net Assets$760,441,020
  Total Number of Portfolio Holdings443
  Total Advisory Fees Paid (net of reimbursements)$4,291,729
  Portfolio Turnover Rate (excludes derivatives, if any)0%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Net Derivative Exposure by Sector

Value	Value
Energies	23.90%
Grains	21.46%
Industrial Metals	19.04%
Precious Metals	21.93%
Softs	10.30%
Livestock	3.37%

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Futures Contracts	78	22
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Risk-Balanced Commodities Strategy Fund

Class N: ARCNX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AQR Risk-Balanced Commodities Strategy Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$130	1.26%

How did the Fund perform over the reporting period?

The AQR Risk-Balanced Commodities Strategy Fund (the “Fund”) seeks exposure to individual commodities and sectors by investing (directly or through a wholly-owned and controlled subsidiary) in commodity-linked derivative instruments, such as swaps and futures. The Fund seeks to balance the allocation of risk (as measured by forecasted volatility) across the commodity sectors over time. The Fund also employs a tactical strategy, which takes active views in individual commodities and sectors. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class N shares of the Fund returned 7.20%. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, Bloomberg Commodity Total Return Index, returned 1.25% and 5.38% respectively.

Top Contributors:

Top Detractors:

  The positive result over the period was driven by the strategic component that provides long exposure to commodities.

  By sector, gains were driven by precious metals and softs.

  The tactical strategy detracted from performance, with losses coming from active views in energies, base metals and softs.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	Bloomberg Commodity Total Return Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$8,026	$10,055	$7,534
12/31/2016	$9,323	$10,321	$8,421
12/31/2017	$10,275	$10,687	$8,564
12/31/2018	$8,443	$10,688	$7,601
12/31/2019	$9,935	$11,620	$8,186
12/31/2020	$10,741	$12,492	$7,930
12/31/2021	$14,966	$12,299	$10,080
12/31/2022	$18,110	$10,699	$11,702
12/31/2023	$18,017	$11,291	$10,776
12/31/2024	$19,315	$11,432	$11,356
Footnote	Description
Footnote†	Effective July 24, 2024, the Fund's broad-based benchmark changed from the Bloomberg Commodity Total Return Index (the "Previous Broad-Based Benchmark") to the Bloomberg U.S. Aggregate Bond Total Return Index, a broad-based index that represents the overall debt markets, as required by applicable regulation. The Previous Broad-Based Benchmark provides a means to compare the Fund's results to a benchmark that the investment adviser believes is more representative of the Fund's investment universe. There is no change in the Fund's investment strategies as a result of the benchmark change.

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class N	7.20%	14.22%	6.80%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
Bloomberg Commodity Total Return Index	5.38%	6.77%	1.28%

Key Fund Statistics

  Net Assets$760,441,020
  Total Number of Portfolio Holdings443
  Total Advisory Fees Paid (net of reimbursements)$4,291,729
  Portfolio Turnover Rate (excludes derivatives, if any)0%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Net Derivative Exposure by Sector

Value	Value
Energies	23.90%
Grains	21.46%
Industrial Metals	19.04%
Precious Metals	21.93%
Softs	10.30%
Livestock	3.37%

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Futures Contracts	78	22
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Risk-Balanced Commodities Strategy Fund

Class R6: QRCRX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AQR Risk-Balanced Commodities Strategy Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$95	0.91%

How did the Fund perform over the reporting period?

The AQR Risk-Balanced Commodities Strategy Fund (the “Fund”) seeks exposure to individual commodities and sectors by investing (directly or through a wholly-owned and controlled subsidiary) in commodity-linked derivative instruments, such as swaps and futures. The Fund seeks to balance the allocation of risk (as measured by forecasted volatility) across the commodity sectors over time. The Fund also employs a tactical strategy, which takes active views in individual commodities and sectors. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class R6 shares of the Fund returned 7.62%. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, Bloomberg Commodity Total Return Index, returned 1.25% and 5.38% respectively.

Top Contributors:

Top Detractors:

  The positive result over the period was driven by the strategic component that provides long exposure to commodities.

  By sector, gains were driven by precious metals and softs.

  The tactical strategy detracted from performance, with losses coming from active views in energies, base metals and softs.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	Bloomberg Commodity Total Return Index
12/31/2014	$50,000,000	$50,000,000	$50,000,000
12/31/2015	$40,271,817	$50,274,953	$37,671,411
12/31/2016	$46,960,780	$51,605,853	$42,104,075
12/31/2017	$51,916,817	$53,433,653	$42,821,626
12/31/2018	$42,779,256	$53,439,659	$38,006,141
12/31/2019	$50,564,013	$58,097,939	$40,929,174
12/31/2020	$54,757,561	$62,459,070	$39,650,597
12/31/2021	$76,599,070	$61,496,081	$50,399,549
12/31/2022	$93,026,381	$53,495,276	$58,510,443
12/31/2023	$92,881,903	$56,452,918	$53,880,752
12/31/2024	$99,959,607	$57,158,711	$56,779,966
Footnote	Description
Footnote†	Effective July 24, 2024, the Fund's broad-based benchmark changed from the Bloomberg Commodity Total Return Index (the "Previous Broad-Based Benchmark") to the Bloomberg U.S. Aggregate Bond Total Return Index, a broad-based index that represents the overall debt markets, as required by applicable regulation. The Previous Broad-Based Benchmark provides a means to compare the Fund's results to a benchmark that the investment adviser believes is more representative of the Fund's investment universe. There is no change in the Fund's investment strategies as a result of the benchmark change.

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class R6	7.62%	14.60%	7.17%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
Bloomberg Commodity Total Return Index	5.38%	6.77%	1.28%

Key Fund Statistics

  Net Assets$760,441,020
  Total Number of Portfolio Holdings443
  Total Advisory Fees Paid (net of reimbursements)$4,291,729
  Portfolio Turnover Rate (excludes derivatives, if any)0%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Net Derivative Exposure by Sector

Value	Value
Energies	23.90%
Grains	21.46%
Industrial Metals	19.04%
Precious Metals	21.93%
Softs	10.30%
Livestock	3.37%

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Futures Contracts	78	22
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Style Premia Alternative Fund

Class I: QSPIX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AQR Style Premia Alternative Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$512	4.63%

How did the Fund perform over the reporting period?

The AQR Style Premia Alternative Fund (the “Fund”) pursues its investment objective by aiming to provide exposure to four separate investment styles 1) value, 2) momentum, 3) carry, and 4) defensive. The Fund uses long and short positions in the following asset groups: equities, bonds, interest rates, currencies, and commodities. The Fund achieves its exposure to any of the asset groups by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class I shares of the Fund returned 21.03%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  Stock selection was the largest contributor to gains. Momentum signals were the primary driver, though value and defensive signals also contributed to gains.

  Fixed income was the next largest contributor. Gains were shared between country selection and tenor selection sub-strategies.

  The largest detractor from an asset group perspective was commodities where losses were driven by the across sector commodity selection sub-strategy.

  Modest losses also came from the equity index asset group. In particular, the emerging country selection sub-strategy detracted.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,876	$10,055	$10,005
12/31/2016	$10,825	$10,321	$10,038
12/31/2017	$12,129	$10,687	$10,124
12/31/2018	$10,631	$10,688	$10,314
12/31/2019	$9,760	$11,620	$10,549
12/31/2020	$7,616	$12,492	$10,619
12/31/2021	$9,507	$12,299	$10,625
12/31/2022	$12,419	$10,699	$10,779
12/31/2023	$14,010	$11,291	$11,320
12/31/2024	$16,956	$11,432	$11,914
Footnote	Description
Footnote†	Effective July 24, 2024, the Fund's broad-based benchmark changed from the ICE BofA US 3-Month Treasury Bill Index (the "Previous Broad-Based Benchmark") to the Bloomberg U.S. Aggregate Bond Total Return Index, a broad-based index that represents the overall debt markets, as required by applicable regulation. The Previous Broad-Based Benchmark provides a means to compare the Fund's results to a benchmark that the investment adviser believes is more representative of the Fund's investment objective. There is no change in the Fund's investment strategies as a result of the benchmark change.

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class I	21.03%	11.68%	5.42%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

Key Fund Statistics

  Net Assets$1,232,999,135
  Total Number of Portfolio Holdings2,158
  Total Advisory Fees Paid (net of reimbursements)$14,846,747
  Portfolio Turnover Rate (excludes derivatives, if any)289%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(0.7)
Communication Services	3.3
Consumer Discretionary	(4.0)
Real Estate	(4.2)
Energy	(4.4)
Industrials	5.0
Materials	(5.9)
Information Technology	8.5
Financials	20.9
U.S. Treasury Obligations	29.8
Investment Companies	32.7

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	201.9	(182.5)
Investment Companies	32.7	0.0
U.S. Treasury Obligations	29.8	0.0
Preferred Stocks	0.3	(1.2)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	1	1
Interest Rate Swaps	18	16
Total Return Swaps	3	1
Forward Foreign Currency Exchange Contracts	13	13
Futures Contracts	14	20
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

During the period, the Fund’s Total Annual Fund Operating Expenses were updated from 1.67% to 5.22% (estimated) due to an increase in Dividends on Short Sales and Interest Expense. Dividends on Short Sales and Interest Expense were restated to reflect estimated expenses due to a change in implementation with respect to the Fund’s short positions. The Fund expects to obtain short exposure to a greater extent through investments in short equity positions rather than through equity derivative instruments.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Style Premia Alternative Fund

Class N: QSPNX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AQR Style Premia Alternative Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$538	4.88%

How did the Fund perform over the reporting period?

The AQR Style Premia Alternative Fund (the “Fund”) pursues its investment objective by aiming to provide exposure to four separate investment styles 1) value, 2) momentum, 3) carry, and 4) defensive. The Fund uses long and short positions in the following asset groups: equities, bonds, interest rates, currencies, and commodities. The Fund achieves its exposure to any of the asset groups by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class N shares of the Fund returned 20.87%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  Stock selection was the largest contributor to gains. Momentum signals were the primary driver, though value and defensive signals also contributed to gains.

  Fixed income was the next largest contributor. Gains were shared between country selection and tenor selection sub-strategies.

  The largest detractor from an asset group perspective was commodities where losses were driven by the across sector commodity selection sub-strategy.

  Modest losses also came from the equity index asset group. In particular, the emerging country selection sub-strategy detracted.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,850	$10,055	$10,005
12/31/2016	$10,767	$10,321	$10,038
12/31/2017	$12,024	$10,687	$10,124
12/31/2018	$10,508	$10,688	$10,314
12/31/2019	$9,633	$11,620	$10,549
12/31/2020	$7,498	$12,492	$10,619
12/31/2021	$9,337	$12,299	$10,625
12/31/2022	$12,164	$10,699	$10,779
12/31/2023	$13,684	$11,291	$11,320
12/31/2024	$16,540	$11,432	$11,914
Footnote	Description
Footnote†	Effective July 24, 2024, the Fund's broad-based benchmark changed from the ICE BofA US 3-Month Treasury Bill Index (the "Previous Broad-Based Benchmark") to the Bloomberg U.S. Aggregate Bond Total Return Index, a broad-based index that represents the overall debt markets, as required by applicable regulation. The Previous Broad-Based Benchmark provides a means to compare the Fund's results to a benchmark that the investment adviser believes is more representative of the Fund's investment objective. There is no change in the Fund's investment strategies as a result of the benchmark change.

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class N	20.87%	11.42%	5.16%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

Key Fund Statistics

  Net Assets$1,232,999,135
  Total Number of Portfolio Holdings2,158
  Total Advisory Fees Paid (net of reimbursements)$14,846,747
  Portfolio Turnover Rate (excludes derivatives, if any)289%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(0.7)
Communication Services	3.3
Consumer Discretionary	(4.0)
Real Estate	(4.2)
Energy	(4.4)
Industrials	5.0
Materials	(5.9)
Information Technology	8.5
Financials	20.9
U.S. Treasury Obligations	29.8
Investment Companies	32.7

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	201.9	(182.5)
Investment Companies	32.7	0.0
U.S. Treasury Obligations	29.8	0.0
Preferred Stocks	0.3	(1.2)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	1	1
Interest Rate Swaps	18	16
Total Return Swaps	3	1
Forward Foreign Currency Exchange Contracts	13	13
Futures Contracts	14	20
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

During the period, the Fund’s Total Annual Fund Operating Expenses were updated from 1.94% to 5.46% (estimated) due to an increase in Dividends on Short Sales and Interest Expense. Dividends on Short Sales and Interest Expense were restated to reflect estimated expenses due to a change in implementation with respect to the Fund’s short positions. The Fund expects to obtain short exposure to a greater extent through investments in short equity positions rather than through equity derivative instruments.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Style Premia Alternative Fund

Class R6: QSPRX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AQR Style Premia Alternative Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$501	4.53%

How did the Fund perform over the reporting period?

The AQR Style Premia Alternative Fund (the “Fund”) pursues its investment objective by aiming to provide exposure to four separate investment styles 1) value, 2) momentum, 3) carry, and 4) defensive. The Fund uses long and short positions in the following asset groups: equities, bonds, interest rates, currencies, and commodities. The Fund achieves its exposure to any of the asset groups by using derivatives or holding those assets directly. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class R6 shares of the Fund returned 21.15%, net of fees. During the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, and the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, returned 1.25% and 5.25%, respectively.

Top Contributors:

Top Detractors:

  Stock selection was the largest contributor to gains. Momentum signals were the primary driver, though value and defensive signals also contributed to gains.

  Fixed income was the next largest contributor. Gains were shared between country selection and tenor selection sub-strategies.

  The largest detractor from an asset group perspective was commodities where losses were driven by the across sector commodity selection sub-strategy.

  Modest losses also came from the equity index asset group. In particular, the emerging country selection sub-strategy detracted.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Total Return IndexFootnote Reference†	ICE BofA US 3-Month Treasury Bill Index
12/31/2014	$50,000,000	$50,000,000	$50,000,000
12/31/2015	$54,400,159	$50,274,953	$50,026,535
12/31/2016	$54,200,782	$51,605,853	$50,189,585
12/31/2017	$60,760,785	$53,433,653	$50,617,764
12/31/2018	$53,277,005	$53,439,659	$51,568,660
12/31/2019	$48,973,607	$58,097,939	$52,744,666
12/31/2020	$38,243,771	$62,459,070	$53,096,576
12/31/2021	$47,819,561	$61,496,081	$53,122,603
12/31/2022	$62,541,851	$53,495,276	$53,895,804
12/31/2023	$70,574,022	$56,452,918	$56,598,638
12/31/2024	$85,501,122	$57,158,711	$59,570,879
Footnote	Description
Footnote†	Effective July 24, 2024, the Fund's broad-based benchmark changed from the ICE BofA US 3-Month Treasury Bill Index (the "Previous Broad-Based Benchmark") to the Bloomberg U.S. Aggregate Bond Total Return Index, a broad-based index that represents the overall debt markets, as required by applicable regulation. The Previous Broad-Based Benchmark provides a means to compare the Fund's results to a benchmark that the investment adviser believes is more representative of the Fund's investment objective. There is no change in the Fund's investment strategies as a result of the benchmark change.

Average Annual Total Returns

	1 Year	5 Year	10 Year
Class R6	21.15%	11.79%	5.51%
Bloomberg U.S. Aggregate Bond Total Return Index	1.25%	-0.33%	1.35%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

Key Fund Statistics

  Net Assets$1,232,999,135
  Total Number of Portfolio Holdings2,158
  Total Advisory Fees Paid (net of reimbursements)$14,846,747
  Portfolio Turnover Rate (excludes derivatives, if any)289%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	(0.7)
Communication Services	3.3
Consumer Discretionary	(4.0)
Real Estate	(4.2)
Energy	(4.4)
Industrials	5.0
Materials	(5.9)
Information Technology	8.5
Financials	20.9
U.S. Treasury Obligations	29.8
Investment Companies	32.7

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	201.9	(182.5)
Investment Companies	32.7	0.0
U.S. Treasury Obligations	29.8	0.0
Preferred Stocks	0.3	(1.2)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	1	1
Interest Rate Swaps	18	16
Total Return Swaps	3	1
Forward Foreign Currency Exchange Contracts	13	13
Futures Contracts	14	20
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

During the period, the Fund’s Total Annual Fund Operating Expenses were updated from 1.59% to 5.12% (estimated) due to an increase in Dividends on Short Sales and Interest Expense. Dividends on Short Sales and Interest Expense were restated to reflect estimated expenses due to a change in implementation with respect to the Fund’s short positions. The Fund expects to obtain short exposure to a greater extent through investments in short equity positions rather than through equity derivative instruments.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Trend Total Return Fund

Class I: QNZIX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AQR Trend Total Return Fund (formerly known as AQR Sustainable Long-Short Equity Carbon Aware Fund) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. Information about the Fund prior to August 19, 2024 as reflected in the semi-annual shareholder report is that of the Fund when it followed different investment strategies under the name AQR Sustainable Long-Short Equity Carbon Aware Fund. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$235	2.00%

How did the Fund perform over the reporting period?

The Fund seeks to provide investors with two different sources of return: 1) strategic exposure to equity markets, and 2) the potential gains from a trend-following approach. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

Effective August 19, 2024, the Fund’s name and principal investment strategy changed (the “Repurposing”) and new benchmarks were also selected due to the change in strategy. The Fund’s performance prior to the Repurposing is of the Fund when it followed different investment strategies under the name AQR Sustainable Long-Short Equity Carbon Aware Fund. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class I shares of the Fund returned 34.73%. During the same period, the Fund’s broad-based benchmark, the S&P 500® Total Return Index, the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, and the Fund’s performance benchmark, 50% S&P 500® Total Return Index and 50% ICE BofA US 3-Month Treasury Bill Index, returned 25.02%, 5.25% and 14.89%, respectively.

Prior to the Repurposing, the Fund’s three benchmarks were MSCI World Net Total Return USD Index, ICE BofA US 3-Month Treasury Bill Index, and 50% MSCI World Net Total Return USD Index and 50% ICE BofA US 3-Month Treasury Bill Index, which returned 18.67%, 5.25% and 11.90%, respectively for the one-year period ended December 31, 2024.

Top Contributors:

Top Detractors:

  Stock selection was the largest contributor to gains over the year. Momentum signals were the primary driver, though investor sentiment and value signals also contributed to the positive result.

  Following the change to the Fund’s principal investment strategy effective August 19, 2024, trends in alternative markets drove gains. In particular, trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  There were no notable strategy groups that detracted over the year.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class I	S&P 500® Total Return IndexFootnote Reference*	ICE BofA US 3-Month Treasury Bill Index	50% S&P 500® Total Return Index/50% ICE BofA US 3-Month Treasury Bill IndexFootnote Reference*	MSCI World Net Total Return USD Index	50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
12/16/2021	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2021	$10,080	$10,213	$10,000	$10,108	$10,207	$10,105
12/31/2022	$11,638	$8,364	$10,146	$9,274	$8,355	$9,265
12/31/2023	$14,380	$10,562	$10,655	$10,710	$10,343	$10,594
12/31/2024	$19,375	$13,205	$11,214	$12,305	$12,274	$11,855
Footnote	Description
Footnote*	Effective August 19, 2024, the Fund's principal investment strategy changed and new benchmarks were also selected due to the strategy change. The Fund's performance prior to August 19, 2024 is of the Fund when it followed different investment strategies under the name AQR Sustainable Long-Short Equity Carbon Aware Fund.

Average Annual Total Returns

	1 Year	Since Inception (12/16/2021)
Class I	34.73%	24.27%
S&P 500® Total Return IndexFootnote Reference*	25.02%	9.56%
ICE BofA US 3-Month Treasury Bill Index	5.25%	3.84%
50% S&P 500® Total Return Index/50% ICE BofA US 3-Month Treasury Bill IndexFootnote Reference*	14.89%	7.05%
MSCI World Net Total Return USD Index	18.67%	6.96%
50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index	11.90%	5.75%
Footnote	Description
Footnote*	Effective August 19, 2024, the Fund's principal investment strategy changed and new benchmarks were also selected due to the strategy change. The Fund's performance prior to August 19, 2024 is of the Fund when it followed different investment strategies under the name AQR Sustainable Long-Short Equity Carbon Aware Fund.

Key Fund Statistics

  Net Assets$53,558,321
  Total Number of Portfolio Holdings2,332
  Total Advisory Fees Paid (net of reimbursements)$0
  Portfolio Turnover Rate (excludes derivatives, if any)609%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.0
Industrials	(0.7)
Energy	(1.4)
Information Technology	1.7
Financials	1.7
Real Estate	(1.8)
Consumer Discretionary	1.8
Materials	(2.2)
Consumer Staples	(3.2)
U.S. Treasury Obligations	16.0
Investment Companies	58.8

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	83.5	(87.2)
Investment Companies	58.8	0.0
U.S. Treasury Obligations	16.0	0.0
Preferred Stocks	0.0	(0.4)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	22	15
Total Return Swaps	1	0
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	8	13
Futures Contracts	21	17
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

Effective August 19, 2024, the Fund's name, principal investment strategy and principal risks changed (the "Repurposing"). Effective at the Repurposing, the Fund's management fee was reduced from 1.10% to 1.05% and the Fund's Total Annual Fund Operating Expenses were updated from 2.06% to 2.99% (estimated). Prior to the Repurposing, the Fund's name was AQR Sustainable Long-Short Equity Carbon Aware Fund and it pursued a different principal investment strategy.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Trend Total Return Fund

Class N: QNZNX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AQR Trend Total Return Fund (formerly known as AQR Sustainable Long-Short Equity Carbon Aware Fund) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. Information about the Fund prior to August 19, 2024 as reflected in the semi-annual shareholder report is that of the Fund when it followed different investment strategies under the name AQR Sustainable Long-Short Equity Carbon Aware Fund. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$264	2.25%

How did the Fund perform over the reporting period?

The Fund seeks to provide investors with two different sources of return: 1) strategic exposure to equity markets, and 2) the potential gains from a trend-following approach. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

Effective August 19, 2024, the Fund’s name and principal investment strategy changed (the “Repurposing”) and new benchmarks were also selected due to the change in strategy. The Fund’s performance prior to the Repurposing is of the Fund when it followed different investment strategies under the name AQR Sustainable Long-Short Equity Carbon Aware Fund. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class N shares of the Fund returned 34.49%. During the same period, the Fund’s broad-based benchmark, the S&P 500® Total Return Index, the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, and the Fund’s performance benchmark, 50% S&P 500® Total Return Index and 50% ICE BofA US 3-Month Treasury Bill Index, returned 25.02%, 5.25% and 14.89%, respectively.

Prior to the Repurposing, the Fund’s three benchmarks were MSCI World Net Total Return USD Index, ICE BofA US 3-Month Treasury Bill Index, and 50% MSCI World Net Total Return USD Index and 50% ICE BofA US 3-Month Treasury Bill Index, which returned 18.67%, 5.25% and 11.90%, respectively for the one-year period ended December 31, 2024.

Top Contributors:

Top Detractors:

  Stock selection was the largest contributor to gains over the year. Momentum signals were the primary driver, though investor sentiment and value signals also contributed to the positive result.

  Following the change to the Fund’s principal investment strategy effective August 19, 2024, trends in alternative markets drove gains. In particular, trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  There were no notable strategy groups that detracted over the year.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $10,000 Investment

	Class N	S&P 500® Total Return IndexFootnote Reference*	ICE BofA US 3-Month Treasury Bill Index	50% S&P 500® Total Return Index/50% ICE BofA US 3-Month Treasury Bill IndexFootnote Reference*	MSCI World Net Total Return USD Index	50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
12/16/2021	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2021	$10,080	$10,213	$10,000	$10,108	$10,207	$10,105
12/31/2022	$11,606	$8,364	$10,146	$9,274	$8,355	$9,265
12/31/2023	$14,307	$10,562	$10,655	$10,710	$10,343	$10,594
12/31/2024	$19,241	$13,205	$11,214	$12,305	$12,274	$11,855
Footnote	Description
Footnote*	Effective August 19, 2024, the Fund's principal investment strategy changed and new benchmarks were also selected due to the strategy change. The Fund's performance prior to August 19, 2024 is of the Fund when it followed different investment strategies under the name AQR Sustainable Long-Short Equity Carbon Aware Fund.

Average Annual Total Returns

	1 Year	Since Inception (12/16/2021)
Class N	34.49%	23.99%
S&P 500® Total Return IndexFootnote Reference*	25.02%	9.56%
ICE BofA US 3-Month Treasury Bill Index	5.25%	3.84%
50% S&P 500® Total Return Index/50% ICE BofA US 3-Month Treasury Bill IndexFootnote Reference*	14.89%	7.05%
MSCI World Net Total Return USD Index	18.67%	6.96%
50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index	11.90%	5.75%
Footnote	Description
Footnote*	Effective August 19, 2024, the Fund's principal investment strategy changed and new benchmarks were also selected due to the strategy change. The Fund's performance prior to August 19, 2024 is of the Fund when it followed different investment strategies under the name AQR Sustainable Long-Short Equity Carbon Aware Fund.

Key Fund Statistics

  Net Assets$53,558,321
  Total Number of Portfolio Holdings2,332
  Total Advisory Fees Paid (net of reimbursements)$0
  Portfolio Turnover Rate (excludes derivatives, if any)609%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.0
Industrials	(0.7)
Energy	(1.4)
Information Technology	1.7
Financials	1.7
Real Estate	(1.8)
Consumer Discretionary	1.8
Materials	(2.2)
Consumer Staples	(3.2)
U.S. Treasury Obligations	16.0
Investment Companies	58.8

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	83.5	(87.2)
Investment Companies	58.8	0.0
U.S. Treasury Obligations	16.0	0.0
Preferred Stocks	0.0	(0.4)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	22	15
Total Return Swaps	1	0
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	8	13
Futures Contracts	21	17
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

Effective August 19, 2024, the Fund's name, principal investment strategy and principal risks changed (the "Repurposing"). Effective at the Repurposing, the Fund's management fee was reduced from 1.10% to 1.05% and the Fund's Total Annual Fund Operating Expenses were updated from 2.30% to 3.24% (estimated). Prior to the Repurposing, the Fund's name was AQR Sustainable Long-Short Equity Carbon Aware Fund and it pursued a different principal investment strategy.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

AQR Trend Total Return Fund

Class R6: QNZRX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AQR Trend Total Return Fund (formerly known as AQR Sustainable Long-Short Equity Carbon Aware Fund) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. Information about the Fund prior to August 19, 2024 as reflected in the semi-annual shareholder report is that of the Fund when it followed different investment strategies under the name AQR Sustainable Long-Short Equity Carbon Aware Fund. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$223	1.90%

How did the Fund perform over the reporting period?

The Fund seeks to provide investors with two different sources of return: 1) strategic exposure to equity markets, and 2) the potential gains from a trend-following approach. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

Effective August 19, 2024, the Fund’s name and principal investment strategy changed (the “Repurposing”) and new benchmarks were also selected due to the change in strategy. The Fund’s performance prior to the Repurposing is of the Fund when it followed different investment strategies under the name AQR Sustainable Long-Short Equity Carbon Aware Fund. Utilization of derivative instruments is inherent to the Fund's principal investment strategies.

For the one-year period ended December 31, 2024, the Class R6 shares of the Fund returned 34.89%. During the same period, the Fund’s broad-based benchmark, the S&P 500® Total Return Index, the Fund’s secondary benchmark, ICE BofA US 3-Month Treasury Bill Index, and the Fund’s performance benchmark, 50% S&P 500® Total Return Index and 50% ICE BofA US 3-Month Treasury Bill Index, returned 25.02%, 5.25% and 14.89%, respectively.

Prior to the Repurposing, the Fund’s three benchmarks were MSCI World Net Total Return USD Index, ICE BofA US 3-Month Treasury Bill Index, and 50% MSCI World Net Total Return USD Index and 50% ICE BofA US 3-Month Treasury Bill Index, which returned 18.67%, 5.25% and 11.90%, respectively for the one-year period ended December 31, 2024.

Top Contributors:

Top Detractors:

  Stock selection was the largest contributor to gains over the year. Momentum signals were the primary driver, though investor sentiment and value signals also contributed to the positive result.

  Following the change to the Fund’s principal investment strategy effective August 19, 2024, trends in alternative markets drove gains. In particular, trends on equity factors generated gains as market-neutral momentum themes performed favorably over the period.

  There were no notable strategy groups that detracted over the year.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Call 1-866-290-2688 or visit https://funds.aqr.com for current month-end performance.

Total Return based on a $50,000,000 Investment

	Class R6	S&P 500® Total Return IndexFootnote Reference*	ICE BofA US 3-Month Treasury Bill Index	50% S&P 500® Total Return Index/50% ICE BofA US 3-Month Treasury Bill IndexFootnote Reference*	MSCI World Net Total Return USD Index	50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
12/16/2021	$50,000,000	$50,000,000	$50,000,000	$50,000,000	$50,000,000	$50,000,000
12/31/2021	$50,400,000	$51,066,722	$50,002,252	$50,540,529	$51,036,114	$50,524,692
12/31/2022	$58,274,205	$41,818,085	$50,730,037	$46,371,167	$41,777,356	$46,325,427
12/31/2023	$72,049,475	$52,811,081	$53,274,110	$53,548,432	$51,714,995	$52,972,364
12/31/2024	$97,189,570	$66,024,244	$56,071,764	$61,523,113	$61,370,655	$59,273,982
Footnote	Description
Footnote*	Effective August 19, 2024, the Fund's principal investment strategy changed and new benchmarks were also selected due to the strategy change. The Fund's performance prior to August 19, 2024 is of the Fund when it followed different investment strategies under the name AQR Sustainable Long-Short Equity Carbon Aware Fund.

Average Annual Total Returns

	1 Year	Since Inception (12/16/2021)
Class R6	34.89%	24.40%
S&P 500® Total Return IndexFootnote Reference*	25.02%	9.56%
ICE BofA US 3-Month Treasury Bill Index	5.25%	3.84%
50% S&P 500® Total Return Index/50% ICE BofA US 3-Month Treasury Bill IndexFootnote Reference*	14.89%	7.05%
MSCI World Net Total Return USD Index	18.67%	6.96%
50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index	11.90%	5.75%
Footnote	Description
Footnote*	Effective August 19, 2024, the Fund's principal investment strategy changed and new benchmarks were also selected due to the strategy change. The Fund's performance prior to August 19, 2024 is of the Fund when it followed different investment strategies under the name AQR Sustainable Long-Short Equity Carbon Aware Fund.

Key Fund Statistics

  Net Assets$53,558,321
  Total Number of Portfolio Holdings2,332
  Total Advisory Fees Paid (net of reimbursements)$0
  Portfolio Turnover Rate (excludes derivatives, if any)609%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of December 31, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.0
Industrials	(0.7)
Energy	(1.4)
Information Technology	1.7
Financials	1.7
Real Estate	(1.8)
Consumer Discretionary	1.8
Materials	(2.2)
Consumer Staples	(3.2)
U.S. Treasury Obligations	16.0
Investment Companies	58.8

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	83.5	(87.2)
Investment Companies	58.8	0.0
U.S. Treasury Obligations	16.0	0.0
Preferred Stocks	0.0	(0.4)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	22	15
Total Return Swaps	1	0
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	8	13
Futures Contracts	21	17
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

How has the Fund changed?

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's current prospectus, dated May 1, 2024 (as amended August 28, 2024), available at https://funds.aqr.com/fund-documents or upon request at 1-866-290-2688.

Effective August 19, 2024, the Fund's name, principal investment strategy and principal risks changed (the "Repurposing"). Effective at the Repurposing, the Fund's management fee was reduced from 1.10% to 1.05% and the Fund's Total Annual Fund Operating Expenses were updated from 1.97% to 2.89% (estimated). Prior to the Repurposing, the Fund's name was AQR Sustainable Long-Short Equity Carbon Aware Fund and it pursued a different principal investment strategy.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

Householding

The Fund will mail only one copy of shareholder documents, annual and semi-annual, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-866-290-2688.

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Item 2. Code of Ethics.
a). As of the end of the period, December 31, 2024, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 19 (a)(1).
b). Not Applicable.
c). There have been no substantive amendments to the Registrant’s Code of Ethics during the fiscal year ended December 31, 2024 (“Reporting Period”).
d). Registrant granted no waivers from the provisions of its Code of Ethics during the Reporting Period.
e). Not Applicable.
f). Attached.

Item 3. Audit Committee Financial Expert.

a). The Registrant’s Board of Trustees has determined that its Audit Committee has two “audit committee financial experts”, as that term is defined under Items 3(b) and 3(c), serving on its Audit Committee. Mr. L. Joe Moravy and Ms. Kathleen Hagerty, the Registrant’s audit committee financial experts, are “independent”, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for the AQR Funds by PricewaterhouseCoopers LLP for the fiscal years ended December 31, 2023 and December 31, 2024 were:

	2023	2024
Audit Fees (a)	$1,074,247	$1,119,502
Audit-Related Fees (b)	$0	$0
Tax Fees (c)	$326,720	$343,730
All Other Fees (d)	$2,155	$0
Total:	$1,403,122	$1,463,232

(a)                 Audit Fees: These fees relate to professional services rendered by PricewaterhouseCoopers LLP for the audits of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filings or engagements.  These services include the audits of the financial statements of the Registrant, issuance of consents and assistance with review of documents filed with the Securities and Exchange Commission (the “Commission”).

(b)           Audit-Related Fees: These fees relate to assurance and related services by PricewaterhouseCoopers LLP that are reasonably related to the performance of the audit of the Registrant’s annual financial statements that are not reported under “Audit Fees” above. There were no audit-related services provided by PricewaterhouseCoopers LLP for the years ended December 31, 2023 and December 31, 2024.

(c)           Tax Fees: The December 31, 2023 and December 31, 2024 fees relate to professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice and tax planning. The tax services provided by PricewaterhouseCoopers LLP relate to the review of the Registrant’s federal and state income tax returns, excise tax calculations and the completion of an international taxation review.

(d)           All Other Fees: These fees relate to products and services provided by PricewaterhouseCoopers LLP other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)           Audit Committee Pre-approval Policies and Procedures:

(i)
Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(ii)
0% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)            Less than 50% of the hours expended on the principal accountant’s engagement to audit Registrant’s financial statements were attributed to work performed by persons other than the accountant’s full-time, permanent employees.

(g)           Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended December 31, 2023 and December 31, 2024: $1,064,879 and $1,169,582, respectively.

(h)           Not Applicable.

(i)            The Registrant is not a foreign issuer, as identified by the Commission  pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (“PCAOB”) has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the Registrant is not owned or controlled by a governmental entity in the foreign jurisdiction.

(j)            The Registrant is not a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the PCAOB has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the Registrant is so identified.  Also, the Registrant does not use a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the Registrant.

(1) Not Applicable.

(2) Not Applicable.

(3) Not Applicable.

(4) Not Applicable.

(5) Not Applicable.

Item 5. Audit Committee of Listed Registrants.
(a) The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act.  All of the Board’s independent Trustees, William L. Atwell, Gregg D. Behrens, Kathleen Hagerty, L. Joe Moravy, and Mark A. Zurack, are members of the Audit Committee.
(b) Not Applicable.

Item 6. Investments
(a)   Schedule is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.
(b)   The Registrant made no divestments of securities in accordance with Section 13(c) of the 1940 Act.
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Annual Report
December 31, 2024
AQR Alternative Risk Premia Fund
AQR Diversified Arbitrage Fund
AQR Diversifying Strategies Fund
AQR Equity Market Neutral Fund
AQR Long-Short Equity Fund
AQR Macro Opportunities Fund
AQR Managed Futures Strategy Fund
AQR Managed Futures Strategy HV Fund
AQR Multi-Asset Fund
AQR Risk-Balanced Commodities Strategy Fund
AQR Style Premia Alternative Fund
AQR Trend Total Return Fund (formerly known as AQR Sustainable Long-Short Equity
Carbon Aware Fund)

Table of Contents
Schedule of Investments
AQR Alternative Risk Premia Fund
...................................................................
2
AQR Diversified Arbitrage Fund
.....................................................................
33
AQR Diversifying Strategies Fund
...................................................................
57
AQR Equity Market Neutral Fund
....................................................................
58
AQR Long-Short Equity Fund
.......................................................................
77
AQR Macro Opportunities Fund
.....................................................................
100
AQR Managed Futures Strategy Fund
................................................................
122
AQR Managed Futures Strategy HV Fund
.............................................................
163
AQR Multi-Asset Fund
............................................................................
199
AQR Risk-Balanced Commodities Strategy Fund
........................................................
219
AQR Style Premia Alternative Fund
..................................................................
228
AQR Trend Total Return Fund (formerly known as AQR Sustainable Long-Short Equity Carbon Aware Fund)
............
263
Financial Statements and Notes
........................................................................
304
Report of Independent Registered Public Accounting Firm
.....................................................
385
Other Federal Tax Information (Unaudited)
................................................................
386
Other Information (Unaudited)
.........................................................................
388

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2024
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 230.5%
COMMON STOCKS - 163.2%
Australia - 6 .4%
AGL Energy Ltd. (2)(a) 121,108 844,497
ANZ Group Holdings Ltd. (2)(a) 38,337 675,490
Aristocrat Leisure Ltd. (2)(a) 35,549 1,501,254
Aurizon Holdings Ltd. (2)(a) 259,583 521,256
BHP Group Ltd. (2)(a) 15,815 385,803
BlueScope Steel Ltd. (2)(a) 61,891 715,652
Brambles Ltd. (2)(a) 43,246 514,331
CAR Group Ltd. (2)(a) 3,380 75,218
Computershare Ltd. (2)(a) 3,599 75,602
Fortescue Ltd. (2)(a) 29,385 330,892
Harvey Norman Holdings Ltd. (2)
(a) 89,286 257,440
Incitec Pivot Ltd. (2)(a) 120,803 218,598
JB Hi-Fi Ltd. (2)(a) 19,997 1,144,048
Lendlease Corp. Ltd. (2)(a) 94,596 363,561
Medibank Pvt Ltd. (2) 53,064 124,377
Northern Star Resources Ltd. (2)
(a) 35,667 338,878
Orica Ltd. (2)(a) 17,126 175,566
Origin Energy Ltd. (2)(a) 39,369 265,193
Pro Medicus Ltd. (2)(a) 5,981 923,900
QBE Insurance Group Ltd. (2)(a) 38,926 462,280
Qube Holdings Ltd. (2)(a) 150,282 368,286
REA Group Ltd. (2)(a) 1,244 178,966
Reece Ltd. (2)(a) 8,022 110,819
SGH Ltd. (2)(a) 2,125 60,451
Suncorp Group Ltd. (2)(a) 25,065 294,484
Tabcorp Holdings Ltd. (2) 29,182 10,172
Technology One Ltd. (2)(a) 2,787 53,835
Telstra Group Ltd. (2)(a) 125,146 310,150
Washington H Soul Pattinson &
Co. Ltd. (2)(a) 1,904 40,247
Wesfarmers Ltd. (2)(a) 24,234 1,070,599
Westpac Banking Corp. (2)(a) 43,125 860,818
WiseTech Global Ltd. (2)(a) 4,175 311,677
Worley Ltd. (2)(a) 42,796 361,868
Yancoal Australia Ltd. (2)(a) 51,100 205,238
14,151,446
Austria - 0 .1%
Mondi plc (2)(a) 20,958 312,015
Belgium - 0 .6%
Ageas SA/NV (2)(a) 13,339 648,545
Solvay SA (2)(a) 9,410 304,220
Umicore SA (2)(a) 27,085 279,569
1,232,334
Canada - 8 .0%
Air Canada *(a) 40,262 623,488
AltaGas Ltd. (a) 11,154 259,791
ARC Resources Ltd. (a) 24,089 436,885
Atco Ltd., Class I (a) 5,096 168,679
Bank of Nova Scotia (The) (a) 15,498 832,231
Canadian Imperial Bank of
Commerce (a) 15,948 1,008,837
Canadian Tire Corp. Ltd., Class
A (a) 4,564 480,134
INVESTMENTS SHARES VALUE ($)
Canada - 8.0% (continued)
Capital Power Corp. (a) 16,032 710,674
CCL Industries, Inc., Class B (a) 2,267 116,626
Celestica, Inc. *(a) 4,262 393,333
Cenovus Energy, Inc. (a) 10,185 154,392
CGI, Inc. (a) 2,660 291,047
Constellation Software, Inc. (a) 156 482,386
Descartes Systems Group, Inc.
(The) *(a) 821 93,326
Emera, Inc. (a) 2,574 96,213
Empire Co. Ltd., Class A (a) 21,942 669,960
Fairfax Financial Holdings Ltd. (a) 1,051 1,462,313
Finning International, Inc. (a) 5,282 139,964
George Weston Ltd. (a) 1,776 276,188
Hydro One Ltd. (a)(b) 7,321 225,469
iA Financial Corp., Inc. (a) 5,010 464,665
IGM Financial, Inc. (a) 6,496 207,473
Imperial Oil Ltd. (a) 8,317 512,576
Kinross Gold Corp. (a) 32,941 305,932
Loblaw Cos. Ltd. (a) 1,903 250,437
Manulife Financial Corp. (a) 65,293 2,005,872
MEG Energy Corp. (a) 13,368 219,475
National Bank of Canada (a) 1,839 167,646
Onex Corp. (a) 4,491 350,794
Open Text Corp. (a) 16,575 469,074
Quebecor, Inc., Class B (a) 8,408 184,251
Saputo, Inc. (a) 3,569 62,047
Stantec, Inc. (a) 3,864 303,163
Sun Life Financial, Inc. (a) 9,821 583,131
Suncor Energy, Inc. (a) 8,125 290,023
TFI International, Inc. (a) 3,445 465,517
TMX Group Ltd. (a) 7,350 226,413
Tourmaline Oil Corp. (a) 14,446 668,509
West Fraser Timber Co. Ltd. (a) 7,485 648,549
Whitecap Resources, Inc. (a) 56,761 402,770
17,710,253
China - 0 .9%
BOC Hong Kong Holdings Ltd. (2) 11,000 35,125
NXP Semiconductors NV (a)(c) 1,237 257,110
Yangzijiang Shipbuilding Holdings
Ltd. (2) 765,200 1,672,607
1,964,842
Denmark - 1 .8%
AP Moller - Maersk A/S, Class B
(2)(a) 133 221,280
Carlsberg A/S, Class B (2)(a) 2,856 274,298
Danske Bank A/S (2)(a) 16,206 459,483
Genmab A/S (2)*(a) 1,366 285,279
ISS A/S (2)(a) 27,280 498,977
Jyske Bank A/S (Registered) (2)(a) 2,966 210,664
Pandora A/S (2)(a) 7,272 1,330,453
ROCKWOOL A/S, Class B (2)(a) 1,731 615,953
3,896,387
Finland - 1 .2%
Elisa OYJ (a) 4,014 173,800
Fortum OYJ (a) 35,418 495,835
Kesko OYJ, Class B (2)(a) 8,732 164,750
Kone OYJ, Class B (2)(a) 5,790 282,263

Consolidated Schedule of Investments
December 31, 2024
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Finland - 1.2% (continued)
Metso OYJ (2)(a) 15,856 147,612
Nokia OYJ (2)(a) 250,187 1,106,682
Valmet OYJ (2)(a) 2,468 59,822
Wartsila OYJ Abp (2)(a) 13,940 247,054
2,677,818
France - 5 .0%
Amundi SA (2)(a)(b) 4,106 273,257
Arkema SA (2)(a) 2,599 197,764
BNP Paribas SA (2)(a) 13,945 856,179
Bouygues SA (2)(a) 27,108 802,684
Carrefour SA (2)(a) 56,420 803,016
Cie de Saint-Gobain SA (2)(a) 19,907 1,768,969
Credit Agricole SA (2)(a) 74,477 1,024,769
Dassault Aviation SA (2)(a) 1,318 269,315
Eiffage SA (2)(a) 9,600 841,837
Engie SA (2)(a) 25,164 399,086
Gaztransport Et Technigaz SA (2)
(a) 951 127,359
Ipsen SA (2)(a) 460 52,726
Orange SA (2)(a) 50,154 500,428
Publicis Groupe SA (2)(a) 658 70,050
Rexel SA (2)(a) 32,614 830,663
Societe Generale SA (2)(a) 39,226 1,100,897
Sodexo SA (a) 1,802 148,488
TotalEnergies SE (2)(a) 14,528 809,426
Ubisoft Entertainment SA (2)*(a) 3,260 44,467
Veolia Environnement SA (2)(a) 3,316 93,039
Vinci SA (2)(a) 1,017 104,707
11,119,126
Germany - 5 .4%
Allianz SE (Registered) (2)(a) 3,444 1,058,559
Aroundtown SA (2)*(a) 69,009 208,407
Aurubis AG (2)(a) 5,014 399,248
Bechtle AG (2)(a) 9,766 313,217
Beiersdorf AG (a) 4,355 559,380
Brenntag SE (2)(a) 2,352 141,446
Commerzbank AG (2)(a) 53,342 876,007
Continental AG (2)(a) 779 52,492
CTS Eventim AG & Co. KGaA (2)
(a) 637 53,849
Deutsche Bank AG (Registered)
(2)(a) 91,176 1,573,416
Deutsche Lufthansa AG
(Registered) (2)(a) 36,073 231,830
E.ON SE (2)(a) 51,810 603,486
Evonik Industries AG (2)(a) 33,390 580,386
Freenet AG (2)(a) 12,133 346,364
Fresenius Medical Care AG (2)(a) 4,782 217,728
GEA Group AG (2)(a) 3,488 173,260
Hannover Rueck SE (2)(a) 890 222,873
Heidelberg Materials AG (2)(a) 12,102 1,495,363
HUGO BOSS AG (2)(a) 5,486 252,093
KION Group AG (2)(a) 2,998 98,986
Knorr-Bremse AG (2)(a) 2,884 209,325
LANXESS AG (2)(a) 5,398 131,977
LEG Immobilien SE (2)(a) 2,117 179,561
INVESTMENTS SHARES VALUE ($)
Germany - 5.4% (continued)
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (a) 2,510 1,266,453
Talanx AG (2)(a) 4,464 379,670
thyssenkrupp AG (2)(a) 71,032 288,217
11,913,593
Guatemala - 0 .1%
Millicom International Cellular SA,
SDR * 8,536 209,237
Hong Kong - 0 .4%
Sun Hung Kai Properties Ltd. (2)(a) 6,000 57,092
Swire Pacific Ltd., Class A (2)(a) 6,000 54,262
WH Group Ltd. (2)(b) 863,500 665,443
Wharf Real Estate Investment Co.
Ltd. (2)(a) 17,000 43,240
820,037
Italy - 3 .8%
A2A SpA (2)(a) 260,427 578,235
Azimut Holding SpA (2)(a) 10,515 262,043
Banca Monte dei Paschi di Siena
SpA (2)(a) 39,370 279,070
Banco BPM SpA (2)(a) 53,832 435,856
BPER Banca SpA (2)(a) 20,783 132,550
Buzzi SpA (2)(a) 12,402 457,818
Coca-Cola HBC AG (2)(a) 5,275 180,204
Generali (2)(a) 49,291 1,394,537
Hera SpA (2)(a) 64,098 228,171
Italgas SpA (2)(a) 17,774 99,754
Leonardo SpA (2)(a) 49,980 1,344,653
Pirelli & C SpA (2)(a)(b) 22,478 127,501
Poste Italiane SpA (2)(a)(b) 22,704 321,104
Prysmian SpA (2)(a) 9,691 620,189
UniCredit SpA (2)(a) 23,742 950,828
Unipol Gruppo SpA (2)(a) 76,633 957,032
8,369,545
Japan - 22 .1%
ABC-Mart, Inc. (2)(a) 16,500 332,885
AGC, Inc. (2)(a) 6,400 186,950
Air Water, Inc. (2)(a) 11,600 140,556
Aisin Corp. (2)(a) 5,800 64,799
Amada Co. Ltd. (2)(a) 61,100 594,044
Asahi Group Holdings Ltd. (2)(a) 15,100 158,409
Asahi Kasei Corp. (2)(a) 33,600 231,512
Bandai Namco Holdings, Inc. (2)(a) 2,900 69,151
Brother Industries Ltd. (2)(a) 24,500 414,443
Canon, Inc. (2)(a) 3,100 100,693
Central Japan Railway Co. (2)(a) 36,500 684,943
Chubu Electric Power Co., Inc. (2)
(a) 44,000 461,606
Cosmo Energy Holdings Co. Ltd.
(2)(a) 2,700 119,193
CyberAgent, Inc. (2)(a) 22,700 156,211
Dai Nippon Printing Co. Ltd. (2)(a) 22,200 310,659
Dai-ichi Life Holdings, Inc. (2)(a) 19,000 506,281
Daito Trust Construction Co. Ltd.
(2)(a) 3,900 435,999

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 22.1% (continued)
Daiwa House Industry Co. Ltd. (2)
(a) 12,200 374,554
Ebara Corp. (2)(a) 27,100 415,785
ENEOS Holdings, Inc. (2)(a) 69,200 363,034
Fuji Electric Co. Ltd. (2)(a) 6,600 352,847
Fujikura Ltd. (2)(a) 2,500 102,065
Fujitsu Ltd. (2)(a) 21,300 374,168
Hakuhodo DY Holdings, Inc. (2)(a) 42,200 319,568
Haseko Corp. (2)(a) 32,200 413,860
Hikari Tsushin, Inc. (2)(a) 900 195,345
Hirose Electric Co. Ltd. (2)(a) 3,000 350,654
Hitachi Construction Machinery
Co. Ltd. (2)(a) 9,400 208,334
Idemitsu Kosan Co. Ltd. (2)(a) 66,000 434,744
Iida Group Holdings Co. Ltd. (2)(a) 17,300 260,120
Inpex Corp. (2)(a) 20,700 260,436
Isuzu Motors Ltd. (2)(a) 8,300 112,908
ITOCHU Corp. (2)(a) 16,600 816,295
Japan Post Bank Co. Ltd. (2)(a) 40,700 384,682
Japan Post Holdings Co. Ltd. (2)(a) 15,100 142,208
Japan Post Insurance Co. Ltd. (2)
(a) 16,000 293,889
Japan Tobacco, Inc. (2)(a) 3,600 92,350
Kajima Corp. (2)(a) 17,100 309,764
Kansai Electric Power Co., Inc.
(The) (2)(a) 13,000 144,090
Kansai Paint Co. Ltd. (2)(a) 6,200 88,622
Kao Corp. (2)(a) 4,700 190,169
KDDI Corp. (2)(a) 28,800 917,297
Keyence Corp. (2)(a) 600 243,883
Kinden Corp. (2)(a) 21,600 413,242
Kirin Holdings Co. Ltd. (2)(a) 16,400 212,940
Komatsu Ltd. (2)(a) 4,800 130,763
Konami Group Corp. (2)(a) 4,800 449,137
Kuraray Co. Ltd. (2)(a) 34,900 499,899
Kyocera Corp. (2)(a) 36,200 358,805
Kyushu Electric Power Co., Inc.
(2)(a) 3,500 31,307
Kyushu Railway Co. (2)(a) 6,900 168,228
Makita Corp. (2)(a) 11,600 352,744
Marubeni Corp. (2)(a) 34,500 517,796
Mazda Motor Corp. (2)(a) 54,300 370,248
McDonald's Holdings Co. Japan
Ltd. (2)(a) 6,000 235,693
Medipal Holdings Corp. (2)(a) 26,000 391,007
MEIJI Holdings Co. Ltd. (a) 6,400 130,201
MINEBEA MITSUMI, Inc. (2)(a) 13,100 209,837
MISUMI Group, Inc. (2)(a) 12,400 190,629
Mitsubishi Chemical Group Corp.
(2)(a) 53,800 271,724
Mitsubishi Corp. (2)(a) 19,300 315,781
Mitsubishi Electric Corp. (2)(a) 54,600 921,962
Mitsubishi Gas Chemical Co., Inc.
(2)(a) 21,500 381,357
Mitsubishi HC Capital, Inc. (2)(a) 82,100 541,058
Mitsui & Co. Ltd. (2)(a) 17,300 358,787
Mitsui Chemicals, Inc. (2)(a) 9,500 207,380
Mitsui OSK Lines Ltd. (2)(a) 1,900 66,117
MS&AD Insurance Group
Holdings, Inc. (2)(a) 33,500 723,517
INVESTMENTS SHARES VALUE ($)
Japan - 22.1% (continued)
Murata Manufacturing Co. Ltd. (2)
(a) 15,500 245,905
NGK Insulators Ltd. (2)(a) 40,500 511,369
NH Foods Ltd. (2)(a) 11,400 368,930
Nintendo Co. Ltd. (2)(a) 5,600 326,154
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 9,300 141,007
Nippon Steel Corp. (2)(a) 12,300 247,176
Nippon Yusen KK (2)(a) 21,400 712,267
Nisshin Seifun Group, Inc. (2)(a) 21,500 250,582
Nitto Denko Corp. (2)(a) 35,400 591,846
NOF Corp. (2)(a) 3,300 45,739
Nomura Holdings, Inc. (2)(a) 42,300 245,418
Nomura Real Estate Holdings, Inc.
(2)(a) 5,700 140,664
Obayashi Corp. (2)(a) 21,800 287,046
Obic Co. Ltd. (2)(a) 3,800 113,082
Oji Holdings Corp. (2)(a) 162,000 619,148
Ono Pharmaceutical Co. Ltd. (2)(a) 3,000 31,234
Open House Group Co. Ltd. (2)(a) 6,100 206,004
Osaka Gas Co. Ltd. (2)(a) 26,100 570,849
Otsuka Corp. (2)(a) 34,200 782,146
Otsuka Holdings Co. Ltd. (2)(a) 13,500 734,399
Pan Pacific International Holdings
Corp. (2)(a) 2,100 57,050
Panasonic Holdings Corp. (2)(a) 139,700 1,427,820
Persol Holdings Co. Ltd. (2) 301,000 450,909
Recruit Holdings Co. Ltd. (2)(a) 3,700 257,179
Renesas Electronics Corp. (2)*(a) 2,600 32,903
Ricoh Co. Ltd. (2)(a) 24,300 275,967
Rinnai Corp. (2)(a) 4,900 100,726
Rohto Pharmaceutical Co. Ltd. (2)
(a) 6,900 125,706
Ryohin Keikaku Co. Ltd. (2)(a) 33,300 758,173
Santen Pharmaceutical Co. Ltd.
(2)(a) 49,600 507,857
Sanwa Holdings Corp. (2)(a) 11,300 312,115
SCREEN Holdings Co. Ltd. (2)(a) 5,200 306,994
SCSK Corp. (2)(a) 10,000 209,299
Secom Co. Ltd. (2)(a) 2,800 95,088
Sega Sammy Holdings, Inc. (2)(a) 10,500 203,515
Seiko Epson Corp. (2)(a) 23,000 414,989
Sekisui Chemical Co. Ltd. (2)(a) 35,700 611,264
Shimamura Co. Ltd. (2)(a) 16,200 900,891
Shinko Electric Industries Co. Ltd.
(2)*(a) 3,000 108,451
Shionogi & Co. Ltd. (2)(a) 29,700 416,547
Skylark Holdings Co. Ltd. (2)(a) 20,500 317,912
Socionext, Inc. (2)(a) 8,300 129,664
Sohgo Security Services Co. Ltd.
(2)(a) 62,700 429,374
Sojitz Corp. (2)(a) 26,320 536,398
Sompo Holdings, Inc. (2)(a) 35,600 922,406
Square Enix Holdings Co. Ltd. (2)
(a) 22,300 865,911
Stanley Electric Co. Ltd. (2)(a) 8,900 145,952
Subaru Corp. (2)(a) 44,000 781,806
Sugi Holdings Co. Ltd. (2)(a) 16,300 255,381
Sumitomo Corp. (2)(a) 23,500 508,567
Sumitomo Heavy Industries Ltd. (2) 21,700 442,949

Consolidated Schedule of Investments
December 31, 2024
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 22.1% (continued)
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 10,600 247,611
Suntory Beverage & Food Ltd. (2)
(a) 11,800 374,909
T&D Holdings, Inc. (2)(a) 6,700 122,635
TBS Holdings, Inc. (2)(a) 11,600 294,815
TDK Corp. (2)(a) 34,900 449,463
TIS, Inc. (2)(a) 4,900 115,739
Toei Animation Co. Ltd. (2)(a) 1,500 33,558
Toho Co. Ltd. (2)(a) 3,500 136,778
Tohoku Electric Power Co., Inc.
(2)(a) 37,700 282,941
Tokyo Century Corp. (2)(a) 13,100 132,426
Tokyo Gas Co. Ltd. (2)(a) 8,000 221,654
Tokyu Fudosan Holdings Corp. (2)
(a) 35,500 216,672
TOPPAN Holdings, Inc. (2)(a) 36,300 962,974
Toray Industries, Inc. (2)(a) 39,500 250,108
Tosoh Corp. (2)(a) 24,200 323,456
Toyo Suisan Kaisha Ltd. (2)(a) 10,000 678,133
Toyota Industries Corp. (2)(a) 5,500 442,340
Toyota Tsusho Corp. (2)(a) 51,000 901,911
Tsuruha Holdings, Inc. (2)(a) 3,200 176,845
Yamazaki Baking Co. Ltd. (2)(a) 1,900 35,377
Yokogawa Electric Corp. (2)(a) 9,700 206,313
Zensho Holdings Co. Ltd. (2)(a) 7,600 430,409
ZOZO, Inc. (2)(a) 4,400 135,511
48,833,470
Luxembourg - 0 .1%
Aperam SA (2) 1,120 29,334
ArcelorMittal SA (2) 9,100 211,432
240,766
Netherlands - 1 .9%
Aalberts NV (2)(a) 8,225 292,451
ABN AMRO Bank NV, CVA (2)(a)
(b) 45,139 696,566
Arcadis NV (2)(a) 940 57,203
ASR Nederland NV (2)(a) 4,019 191,151
EXOR NV (2)(a) 455 41,713
Koninklijke Ahold Delhaize NV (a) 44,728 1,458,979
Koninklijke KPN NV (2)(a) 61,722 225,066
Koninklijke Philips NV (2)*(a) 9,165 232,161
NN Group NV (2)(a) 12,013 523,870
Randstad NV (2)(a) 13,422 565,100
4,284,260
Norway - 0 .4%
Equinor ASA (2)(a) 3,872 91,840
Kongsberg Gruppen ASA (2)(a) 5,801 652,651
Norsk Hydro ASA (2)(a) 23,557 129,580
Orkla ASA (2)(a) 10,719 92,732
966,803
Portugal - 0 .1%
Galp Energia SGPS SA (2) 7,277 120,614
INVESTMENTS SHARES VALUE ($)
Singapore - 0 .9%
Genting Singapore Ltd. (2) 1,160,500 651,041
Oversea-Chinese Banking Corp.
Ltd. (2) 41,200 503,179
Singapore Airlines Ltd. (2) 72,000 339,441
STMicroelectronics NV (2) 20,682 518,019
2,011,680
Spain - 2 .0%
Acciona SA (2)(a) 1,969 221,574
Acerinox SA (2)(a) 42,289 414,026
ACS Actividades de Construccion
y Servicios SA (2)(a) 5,824 291,855
Banco Bilbao Vizcaya Argentaria
SA (2)(a) 101,181 990,000
Banco de Sabadell SA (2)(a) 203,075 394,630
Banco Santander SA (2)(a) 260,418 1,204,760
CaixaBank SA (2)(a) 12,380 67,213
Mapfre SA (2) 126,405 320,462
Repsol SA (2)(a) 41,894 509,765
4,414,285
Sweden - 3 .2%
AAK AB (2)(a) 8,375 238,535
Axfood AB (a) 1,588 33,586
Billerud Aktiebolag (a) 20,552 188,359
Elekta AB, Class B (2)(a) 19,469 107,547
Embracer Group AB, Class B
(2)*(a) 137,533 375,198
Essity AB, Class B (a) 24,507 654,991
Evolution AB (2)(a)(b) 394 30,384
Getinge AB, Class B (2)(a) 23,624 387,520
H & M Hennes & Mauritz AB, Class
B (2)(a) 26,334 354,951
Hexpol AB (2)(a) 9,793 91,221
Sandvik AB (2)(a) 17,430 312,544
Securitas AB, Class B (2)(a) 43,736 540,750
Skanska AB, Class B (2)(a) 14,519 305,296
SKF AB, Class B (2)(a) 48,129 903,358
SSAB AB, Class B (2)(a) 104,887 416,248
Swedbank AB, Class A (2)(a) 5,778 114,092
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 105,898 857,610
Telia Co. AB (2)(a) 30,648 85,186
Trelleborg AB, Class B (2)(a) 13,111 448,666
Volvo AB, Class B (2)(a) 18,317 445,143
Volvo Car AB, Class B (2)*(a) 65,833 142,360
7,033,545
Switzerland - 3 .1%
Adecco Group AG (Registered)
(2)(a) 19,630 484,915
BKW AG (2)(a) 2,112 349,917
DKSH Holding AG (2)(a) 2,930 217,597
Flughafen Zurich AG (Registered)
(2)(a) 2,115 507,726
Geberit AG (Registered) (2)(a) 489 277,324
Georg Fischer AG (Registered)
(2)(a) 1,445 109,394
Kuehne + Nagel International AG
(Registered) (2)(a) 549 125,965

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - 3.1% (continued)
Logitech International SA
(Registered) (2)(a) 5,645 465,973
Novartis AG (Registered) (2)(a) 10,725 1,044,156
PSP Swiss Property AG
(Registered) (2)(a) 457 65,037
Schindler Holding AG (2)(a) 1,541 425,753
SGS SA (Registered) (2)(a) 1,748 175,355
Sonova Holding AG (Registered)
(2)(a) 783 256,049
Swiss Life Holding AG (Registered)
(2)(a) 774 597,580
Swiss Prime Site AG (Registered)
(2)(a) 492 53,625
Swisscom AG (Registered) (2)(a) 1,214 675,656
TE Connectivity plc (a) 2,315 330,976
Tecan Group AG (Registered) (2)
(a) 153 34,098
UBS Group AG (Registered) (2)(a) 15,925 487,572
Zurich Insurance Group AG (2)(a) 408 242,664
6,927,332
Thailand - 0 .0% †
Fabrinet * 160 35,181
United Kingdom - 6 .5%
abrdn plc (2) 61,904 109,089
Aviva plc (2)(a) 45,027 263,908
BAE Systems plc (2)(a) 35,160 504,380
Barclays plc (2)(a) 444,147 1,485,761
Barratt Redrow plc (2)(a) 24,764 135,753
Beazley plc (2) 21,567 220,166
BT Group plc (2) 405,287 730,524
Centrica plc (2) 362,644 605,026
CK Hutchison Holdings Ltd. (2)(a) 11,000 58,481
DCC plc (2)(a) 7,677 491,912
easyJet plc (2)(a) 30,862 215,744
Frasers Group plc *(a) 1,788 13,632
Harbour Energy plc (2)(a) 10,604 33,898
Howden Joinery Group plc (2)(a) 13,817 136,879
HSBC Holdings plc (2)(a) 29,580 290,567
Imperial Brands plc (2)(a) 19,030 608,558
InterContinental Hotels Group plc
(2)(a) 1,942 241,631
International Distribution Services
plc (a) 27,134 123,579
Investec plc (2)(a) 17,873 121,497
J Sainsbury plc (2)(a) 40,622 138,811
JD Sports Fashion plc (2) 270,024 322,745
Johnson Matthey plc (2)(a) 6,538 109,687
Just Eat Takeaway.com NV (2)*(a)
(b) 54,532 743,585
Kingfisher plc (2)(a) 164,445 511,154
Lloyds Banking Group plc (2) 452,109 308,758
Man Group plc (2)(a) 91,608 244,459
Marks & Spencer Group plc (2)(a) 201,395 943,172
NatWest Group plc (2)(a) 154,602 774,750
Pearson plc (2)(a) 15,578 249,800
Rolls-Royce Holdings plc (2)*(a) 133,465 946,453
Schroders plc (2)(a) 16,506 66,719
Standard Chartered plc (2)(a) 106,101 1,306,231
INVESTMENTS SHARES VALUE ($)
United Kingdom - 6.5% (continued)
Subsea 7 SA (2)(a) 21,971 349,560
Taylor Wimpey plc (2) 24,372 37,094
Tesco plc (2)(a) 48,583 223,450
Travis Perkins plc (a) 14,037 128,107
Vodafone Group plc (2) 684,421 583,866
14,379,386
United States - 89 .2%
3M Co. (a) 9,795 1,264,437
A O Smith Corp. (a)(c) 4,061 277,001
Abbott Laboratories (a) 5,540 626,629
AbbVie, Inc. (a) 4,255 756,114
Abercrombie & Fitch Co., Class
A *(a) 1,664 248,718
Acuity Brands, Inc. (a) 4,835 1,412,448
Adobe, Inc. *(a) 1,834 815,543
ADT, Inc. (a) 60,577 418,587
Agilent Technologies, Inc. (a) 3,033 407,453
Airbnb, Inc., Class A *(a) 2,777 364,926
Akamai Technologies, Inc. *(a)(c) 3,746 358,305
Align Technology, Inc. *(a) 868 180,987
ALLETE, Inc. (a) 6,698 434,030
Allison Transmission Holdings,
Inc. (a) 10,858 1,173,315
Allstate Corp. (The) (a) 1,275 245,807
Alphabet, Inc., Class A (a) 5,644 1,068,409
Altria Group, Inc. (a) 25,309 1,323,407
Amdocs Ltd. (a) 3,991 339,794
Amentum Holdings, Inc. *(a)(c) 9,111 191,604
American Electric Power Co., Inc.
(a) 7,794 718,841
American Express Co. (a) 602 178,668
Ameriprise Financial, Inc. (a)(c) 1,234 657,019
Amkor Technology, Inc. (a) 28,714 737,663
Apple, Inc. (a) 969 242,657
Applied Industrial Technologies,
Inc. (a) 160 38,315
Applied Materials, Inc. (a) 3,379 549,527
Aramark (a)(c) 13,022 485,851
Archer-Daniels-Midland Co. (a)(c) 835 42,184
Arista Networks, Inc. *(a) 9,128 1,008,918
Arrow Electronics, Inc. *(a) 6,065 686,073
ASGN, Inc. *(a)(c) 3,200 266,688
Associated Banc-Corp. (a) 9,558 228,436
Assurant, Inc. (a) 1,739 370,790
Assured Guaranty Ltd. 1,012 91,090
AT&T, Inc. (a) 69,164 1,574,863
Automatic Data Processing, Inc.
(a) 765 223,938
AutoNation, Inc. *(a) 3,231 548,753
Avantor, Inc. *(a)(c) 9,269 195,298
Avient Corp. (a) 5,165 211,042
Avnet, Inc. (a) 11,755 615,022
Axalta Coating Systems Ltd. *(a) 4,056 138,796
Axis Capital Holdings Ltd. (a) 4,090 362,456
Bank of New York Mellon Corp.
(The) (a) 15,623 1,200,315
Bank OZK (a) 14,175 631,213
Baxter International, Inc. (a)(c) 4,204 122,589
Belden, Inc. (a) 1,302 146,618

Consolidated Schedule of Investments
December 31, 2024
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 89.2% (continued)
BellRing Brands, Inc. *(a) 2,282 171,926
Berry Global Group, Inc. (a) 1,216 78,639
Best Buy Co., Inc. (a) 7,458 639,896
Biogen, Inc. *(a) 3,136 479,557
Black Hills Corp. (a) 8,839 517,258
Booking Holdings, Inc. (a) 234 1,162,610
BorgWarner, Inc. (a)(c) 5,608 178,278
Boston Beer Co., Inc. (The), Class
A *(a) 517 155,090
BP plc (2)(a) 76,843 379,833
Bristol-Myers Squibb Co. (a) 9,493 536,924
Builders FirstSource, Inc. *(a)(c) 3,032 433,364
Bunge Global SA (a) 2,689 209,097
BWX Technologies, Inc. (a)(c) 2,649 295,072
Cabot Corp. (a)(c) 3,785 345,608
CACI International, Inc., Class A
*(a) 1,186 479,215
Cadence Design Systems, Inc.
*(a)(c) 1,531 460,004
Capital One Financial Corp. (a) 6,486 1,156,584
Cardinal Health, Inc. (a) 9,041 1,069,279
Carlisle Cos., Inc. (a)(c) 138 50,900
Carnival Corp. *(a)(c) 15,901 396,253
Carter's, Inc. (a) 3,068 166,255
Casey's General Stores, Inc. (a) 802 317,776
Caterpillar, Inc. (a) 1,273 461,793
Cboe Global Markets, Inc. (a)(c) 177 34,586
CBRE Group, Inc., Class A *(a) 6,082 798,506
Cencora, Inc. (a) 4,181 939,387
Centene Corp. *(a) 6,736 408,067
Charles River Laboratories
International, Inc. *(a)(c) 1,046 193,092
Chevron Corp. (a)(c) 1,690 244,780
Chubb Ltd. (a) 618 170,753
Ciena Corp. *(a) 5,543 470,102
Cigna Group (The) (a)(c) 536 148,011
Cincinnati Financial Corp. (a) 2,857 410,551
Cintas Corp. (a) 3,636 664,297
Cirrus Logic, Inc. *(a)(c) 5,526 550,279
Citigroup, Inc. (a) 5,854 412,063
Citizens Financial Group, Inc. (a) 7,121 311,615
Clean Harbors, Inc. *(a) 1,985 456,828
Cleveland-Cliffs, Inc. *(a)(c) 5,104 47,978
CNA Financial Corp. (a) 5,041 243,833
CNO Financial Group, Inc. 20,004 744,349
Coca-Cola Consolidated, Inc. (a) 684 861,833
Cognizant Technology Solutions
Corp., Class A (a)(c) 9,153 703,866
Colgate-Palmolive Co. (a) 5,544 504,005
Columbia Sportswear Co. (a)(c) 7,574 635,686
Comcast Corp., Class A (a) 25,044 939,901
Commercial Metals Co. (a)(c) 9,745 483,352
Commvault Systems, Inc. *(a) 4,621 697,355
Concentrix Corp. (a)(c) 2,399 103,805
Copart, Inc. *(a)(c) 10,600 608,334
Corebridge Financial, Inc. (a) 25,105 751,393
Corpay, Inc. *(a)(c) 975 329,960
Crane NXT Co. (a)(c) 3,416 198,880
Crowdstrike Holdings, Inc., Class
A *(a)(c) 449 153,630
INVESTMENTS SHARES VALUE ($)
United States - 89.2% (continued)
Cummins, Inc. (a) 1,725 601,335
Curtiss-Wright Corp. (a) 1,905 676,027
CVS Health Corp. (a) 2,247 100,868
Darden Restaurants, Inc. (a) 2,411 450,110
Deckers Outdoor Corp. *(a) 2,718 551,999
Dell Technologies, Inc., Class C (a) 5,128 590,951
DENTSPLY SIRONA, Inc. (a) 18,883 358,399
Dick's Sporting Goods, Inc. (a) 2,674 611,918
Dillard's, Inc., Class A (a) 459 198,169
DocuSign, Inc., Class A *(a)(c) 9,008 810,180
Dolby Laboratories, Inc., Class A
(a) 5,102 398,466
Domino's Pizza, Inc. (a)(c) 750 314,820
Donaldson Co., Inc. (a) 5,554 374,062
DoorDash, Inc., Class A *(a) 2,342 392,871
Dover Corp. (a) 2,090 392,084
Doximity, Inc., Class A *(a)(c) 14,278 762,302
Dropbox, Inc., Class A *(a)(c) 46,560 1,398,661
Duke Energy Corp. (a) 1,134 122,177
DXC Technology Co. *(a)(c) 22,080 441,158
Eagle Materials, Inc. (a)(c) 2,728 673,161
East West Bancorp, Inc. (a)(c) 503 48,167
Eastman Chemical Co. (a)(c) 5,178 472,855
eBay, Inc. (a)(c) 13,312 824,678
Elanco Animal Health, Inc. *(a) 12,647 153,155
Electronic Arts, Inc. (a)(c) 3,385 495,226
Elevance Health, Inc. (a)(c) 623 229,825
EMCOR Group, Inc. (a) 2,837 1,287,714
Encompass Health Corp. (a) 1,101 101,677
EnerSys (a) 3,877 358,351
Entergy Corp. (a) 12,126 919,393
Envista Holdings Corp. *(a)(c) 30,205 582,654
EOG Resources, Inc. (a) 5,471 670,635
EPAM Systems, Inc. *(a) 729 170,455
Equitable Holdings, Inc. (a) 14,065 663,446
Esab Corp. (a) 1,276 153,043
Etsy, Inc. *(a)(c) 5,435 287,457
Euronet Worldwide, Inc. *(a) 3,135 322,403
Evercore, Inc., Class A (a) 3,975 1,101,830
Everest Group Ltd. (a) 1,342 486,421
Evergy, Inc. (a) 5,383 331,324
Exelixis, Inc. *(a) 24,744 823,975
Expedia Group, Inc. *(a) 4,941 920,657
F5, Inc. *(a)(c) 3,630 912,836
Fair Isaac Corp. *(a) 541 1,077,093
Fastenal Co. (a)(c) 3,015 216,809
Federated Hermes, Inc., Class B
(a) 18,004 740,144
Ferguson Enterprises, Inc. (a) 2,021 350,785
Fidelity National Financial, Inc. (a) 6,235 350,033
Fidelity National Information
Services, Inc. (a) 10,008 808,346
Fifth Third Bancorp (a) 2,077 87,816
First Horizon Corp. (a) 7,167 144,343
First Solar, Inc. *(a)(c) 495 87,239
FirstCash Holdings, Inc. (a) 1,690 175,084
Fiserv, Inc. *(a)(c) 2,817 578,668
Flowers Foods, Inc. (a)(c) 9,011 186,167
Flowserve Corp. (a) 3,592 206,612
Fluor Corp. *(a) 12,809 631,740

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 89.2% (continued)
FNB Corp. (a)(c) 14,392 212,714
Fortinet, Inc. *(a) 3,872 365,827
Fox Corp., Class A (a) 10,598 514,851
Franklin Resources, Inc. (a)(c) 15,562 315,753
Gap, Inc. (The) (a) 21,174 500,342
Garmin Ltd. (a) 405 83,535
Gartner, Inc. *(a) 1,011 489,799
Gates Industrial Corp. plc *(a) 26,699 549,198
GE Aerospace (a) 7,496 1,250,258
GE HealthCare Technologies, Inc.
(a) 6,866 536,784
Gen Digital, Inc. (a) 13,597 372,286
General Dynamics Corp. (a) 3,718 979,656
General Motors Co. (a) 9,759 519,862
Gilead Sciences, Inc. (a) 7,153 660,723
Gitlab, Inc., Class A *(a) 1,309 73,762
Global Payments, Inc. (a) 8,190 917,771
Globe Life, Inc. (a) 1,465 163,377
GoDaddy, Inc., Class A *(a) 920 181,580
Graco, Inc. (a) 3,814 321,482
Graham Holdings Co., Class B (a) 915 797,807
GRAIL, Inc. *(a)(c) 17,161 306,324
Grand Canyon Education, Inc. *(a) 4,677 766,093
Greif, Inc., Class A (a) 2,114 129,208
GSK plc (2)(a) 12,013 202,627
H&R Block, Inc. (a) 17,813 941,239
Hancock Whitney Corp. (a) 2,134 116,772
Hartford Financial Services Group,
Inc. (The) (a) 11,348 1,241,471
HCA Healthcare, Inc. (a)(c) 1,076 322,961
Henry Schein, Inc. *(a)(c) 2,042 141,306
Hewlett Packard Enterprise Co. (a) 24,512 523,331
Hexcel Corp. (a) 3,341 209,481
HF Sinclair Corp. (a)(c) 6,373 223,374
Holcim AG (2)(a) 13,336 1,284,056
Hologic, Inc. *(a)(c) 7,686 554,084
Honeywell International, Inc. (a) 1,373 310,147
Howmet Aerospace, Inc. (a) 8,256 902,959
HP, Inc. (a)(c) 21,602 704,873
Hubbell, Inc., Class B (a)(c) 710 297,412
Huntington Bancshares, Inc. (a)(c) 18,651 303,452
Huntington Ingalls Industries, Inc.
(a)(c) 1,762 332,965
IAC, Inc. *(a)(c) 3,223 139,040
Incyte Corp. *(a) 7,206 497,718
Informatica, Inc., Class A *(a)(c) 2,943 76,312
Ingredion, Inc. (a) 3,802 523,003
Insperity, Inc. (a) 2,083 161,453
International Bancshares Corp. (a) 4,791 302,600
International Business Machines
Corp. (a)(c) 2,339 514,182
Interpublic Group of Cos., Inc.
(The) (a) 8,756 245,343
Intuit, Inc. (a) 999 627,872
Invesco Ltd. (a) 11,304 197,594
IPG Photonics Corp. *(a)(c) 450 32,724
IQVIA Holdings, Inc. *(a) 1,111 218,323
ITT, Inc. (a) 3,107 443,928
Jabil, Inc. (a) 7,377 1,061,550
Jacobs Solutions, Inc. (a) 710 94,870
INVESTMENTS SHARES VALUE ($)
United States - 89.2% (continued)
Janus Henderson Group plc (a) 19,372 823,891
Jazz Pharmaceuticals plc *(a) 4,543 559,470
JB Hunt Transport Services, Inc.
(a)(c) 294 50,174
Jefferies Financial Group, Inc. (a)
(c) 6,481 508,110
Johnson & Johnson (a) 7,814 1,130,061
Jones Lang LaSalle, Inc. *(a) 2,882 729,549
KB Home (a)(c) 8,288 544,687
Kimberly-Clark Corp. (a)(c) 4,875 638,820
Kirby Corp. *(a) 582 61,576
KLA Corp. (a)(c) 531 334,594
Kohl's Corp. (a) 4,001 56,174
Kraft Heinz Co. (The) (a)(c) 1,095 33,627
Kroger Co. (The) (a) 22,410 1,370,371
Kyndryl Holdings, Inc. *(a) 13,925 481,805
L3Harris Technologies, Inc. (a)(c) 1,019 214,275
Lam Research Corp. (a) 5,991 432,730
Landstar System, Inc. (a) 3,691 634,335
Lantheus Holdings, Inc. *(a)(c) 2,319 207,458
Leidos Holdings, Inc. (a) 2,118 305,119
Lennar Corp., Class A (a) 5,442 742,126
Light & Wonder, Inc. *(a) 361 31,183
Lincoln Electric Holdings, Inc. (a) 1,054 197,593
Lockheed Martin Corp. (a) 2,662 1,293,571
Loews Corp. (a) 6,788 574,876
Louisiana-Pacific Corp. (a) 2,215 229,363
LyondellBasell Industries NV, Class
A (a)(c) 3,544 263,213
M&T Bank Corp. (a)(c) 2,518 473,409
Macy's, Inc. (a) 27,019 457,432
Magnera Corp. * 2,259 41,046
Manhattan Associates, Inc. *(a) 1,569 424,007
ManpowerGroup, Inc. (a) 9,004 519,711
Markel Group, Inc. *(a)(c) 64 110,479
Masco Corp. (a) 4,889 354,795
Mastercard, Inc., Class A (a) 498 262,232
Matador Resources Co. (a) 1,177 66,218
Match Group, Inc. *(a) 9,961 325,824
Mattel, Inc. *(a)(c) 11,320 200,704
Maximus, Inc. (a) 5,485 409,455
McDonald's Corp. (a)(c) 242 70,153
McKesson Corp. (a)(c) 1,577 898,748
Medpace Holdings, Inc. *(a)(c) 1,432 475,753
Medtronic plc (a) 11,700 934,596
Merck & Co., Inc. (a) 8,560 851,549
Meta Platforms, Inc., Class A (a) 2,162 1,265,873
MetLife, Inc. (a) 2,969 243,102
Mettler-Toledo International, Inc.
*(a)(c) 163 199,460
MGIC Investment Corp. (a) 5,031 119,285
Microsoft Corp. (a) 620 261,330
Middleby Corp. (The) *(a)(c) 1,459 197,622
Mohawk Industries, Inc. *(a) 3,970 472,946
Molina Healthcare, Inc. *(a) 826 240,407
Molson Coors Beverage Co., Class
B (a) 21,399 1,226,591
Monolithic Power Systems, Inc. (a) 59 34,910
Monster Beverage Corp. *(a) 5,070 266,479
Morningstar, Inc. (a) 115 38,727

Consolidated Schedule of Investments
December 31, 2024
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 89.2% (continued)
MSC Industrial Direct Co., Inc.,
Class A (a) 2,741 204,725
Murphy Oil Corp. (a) 3,987 120,647
Murphy USA, Inc. (a)(c) 2,525 1,266,919
Natera, Inc. *(a) 937 148,327
National Fuel Gas Co. (a) 6,060 367,721
NetApp, Inc. (a) 4,775 554,282
Neurocrine Biosciences, Inc. *(a) 2,334 318,591
New York Times Co. (The), Class
A (a) 2,671 139,026
NewMarket Corp. (a) 176 92,990
NEXTracker, Inc., Class A *(a)(c) 1,890 69,042
NiSource, Inc. (a) 5,454 200,489
Nordstrom, Inc. (a) 13,533 326,822
Northern Trust Corp. (a)(c) 5,320 545,300
Northwestern Energy Group, Inc.
(a) 5,518 294,992
Norwegian Cruise Line Holdings
Ltd. *(a)(c) 4,133 106,342
NRG Energy, Inc. (a) 1,208 108,986
Nutanix, Inc., Class A *(a)(c) 6,989 427,587
nVent Electric plc (a) 5,559 378,901
OGE Energy Corp. (a) 2,168 89,430
Old National Bancorp (a)(c) 11,062 240,101
Old Republic International Corp.
(a) 17,928 648,814
O'Reilly Automotive, Inc. *(a) 151 179,056
Organon & Co. (a)(c) 4,405 65,723
Oshkosh Corp. (a) 2,444 232,351
Ovintiv, Inc. (a) 5,654 228,987
Owens Corning (a) 4,563 777,170
PACCAR, Inc. (a) 4,531 471,315
Packaging Corp. of America (a) 1,964 442,155
Paychex, Inc. (a)(c) 1,488 208,647
PayPal Holdings, Inc. *(a) 5,862 500,322
Pegasystems, Inc. (a) 2,132 198,702
Penske Automotive Group, Inc. (a) 3,303 503,509
Pentair plc (a) 3,645 366,833
PepsiCo, Inc. (a) 1,590 241,775
Performance Food Group Co. *(a) 2,956 249,930
Philip Morris International, Inc. (a) 4,766 573,588
Phillips 66 (a)(c) 2,492 283,914
Pilgrim's Pride Corp. *(a) 14,145 642,042
Pinnacle Financial Partners, Inc.
(a)(c) 1,039 118,851
Pinnacle West Capital Corp. (a) 5,433 460,555
Pinterest, Inc., Class A *(a) 7,824 226,896
Playtika Holding Corp. (a) 42,070 291,966
PNC Financial Services Group,
Inc. (The) (a) 582 112,239
Popular, Inc. 7,162 673,658
Post Holdings, Inc. *(a) 1,105 126,478
PPG Industries, Inc. (a) 1,306 156,002
Premier, Inc., Class A (a)(c) 2,095 44,414
Procter & Gamble Co. (The) (a)(c) 2,673 448,128
Progressive Corp. (The) (a) 1,714 410,692
Prudential Financial, Inc. (a) 2,265 268,470
PulteGroup, Inc. (a) 7,800 849,420
Pure Storage, Inc., Class A *(a)(c) 4,221 259,296
PVH Corp. (a) 5,183 548,102
INVESTMENTS SHARES VALUE ($)
United States - 89.2% (continued)
Qorvo, Inc. *(a)(c) 3,697 258,531
QUALCOMM, Inc. (a) 4,259 654,268
Qualys, Inc. *(a)(c) 4,042 566,769
Ralph Lauren Corp., Class A (a) 3,735 862,710
Raymond James Financial, Inc. (a) 1,818 282,390
Regal Rexnord Corp. (a) 1,692 262,480
Regeneron Pharmaceuticals, Inc.
*(a)(c) 650 463,015
Regions Financial Corp. (a)(c) 14,868 349,695
Reinsurance Group of America,
Inc. (a) 3,816 815,212
Reliance, Inc. (a)(c) 1,161 312,611
RenaissanceRe Holdings Ltd. (a)
(c) 410 102,012
ResMed, Inc. (a)(c) 1,723 394,033
Reynolds Consumer Products,
Inc. (a) 6,826 184,234
RingCentral, Inc., Class A *(a) 16,823 588,973
Robert Half, Inc. (a) 6,183 435,654
ROBLOX Corp., Class A *(a)(c) 5,688 329,108
Roche Holding AG (2)(a) 2,072 579,345
Roper Technologies, Inc. (a) 734 381,570
Royal Gold, Inc. (a) 3,820 503,667
Royalty Pharma plc, Class A (a) 9,505 242,473
RPM International, Inc. (a) 2,037 250,673
RTX Corp. (a) 3,435 397,498
Ryder System, Inc. (a) 4,432 695,204
Salesforce, Inc. (a) 1,600 534,928
Schneider National, Inc., Class B
(a) 28,111 823,090
Science Applications International
Corp. (a) 1,673 187,008
Scotts Miracle-Gro Co. (The) (a) 854 56,654
Seaboard Corp. (a) 50 121,483
Seagate Technology Holdings plc
(a)(c) 656 56,619
SEI Investments Co. (a) 8,997 742,073
Service Corp. International (a)(c) 1,309 104,484
ServiceNow, Inc. *(a) 281 297,894
Shell plc (2)(a) 36,385 1,134,157
Signify NV (2)(a)(b) 20,024 447,191
Silgan Holdings, Inc. (a) 4,416 229,853
Skechers USA, Inc., Class A *(a) 5,003 336,402
Skyworks Solutions, Inc. (a) 5,797 514,078
Smartsheet, Inc., Class A *(a) 1,122 62,866
Snap-on, Inc. (a) 1,717 582,887
Solventum Corp. *(a) 13,649 901,653
Sprouts Farmers Market, Inc. *(a)
(c) 3,582 455,165
SS&C Technologies Holdings, Inc.
(a) 4,422 335,099
State Street Corp. (a) 6,662 653,875
Steel Dynamics, Inc. (a) 5,396 615,522
STERIS plc (a)(c) 1,179 242,355
Stifel Financial Corp. (a) 7,277 771,944
Swiss Re AG (2)(a) 2,457 355,859
Synchrony Financial (a)(c) 27,418 1,782,169
Synopsys, Inc. *(a)(c) 1,051 510,113
T. Rowe Price Group, Inc. (a)(c) 4,039 456,771
Tapestry, Inc. (a) 8,545 558,245

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 89.2% (continued)
Taylor Morrison Home Corp., Class
A *(a) 6,531 399,763
TD SYNNEX Corp. (a) 7,130 836,206
Teleflex, Inc. (a)(c) 523 93,084
Tenaris SA (2)(a) 18,300 345,476
Tenet Healthcare Corp. *(a) 5,347 674,952
Teradata Corp. *(a) 15,073 469,524
Teradyne, Inc. 2,092 263,425
Terex Corp. (a)(c) 10,530 486,697
Tetra Tech, Inc. (a)(c) 6,025 240,036
Texas Pacific Land Corp. (a) 253 279,808
Texas Roadhouse, Inc., Class A (a) 4,320 779,458
Textron, Inc. (a) 12,757 975,783
Thor Industries, Inc. (a) 1,581 151,318
Timken Co. (The) (a)(c) 4,842 345,574
Toll Brothers, Inc. (a) 5,094 641,589
Travel + Leisure Co. (a) 10,328 521,048
Travelers Cos., Inc. (The) (a) 3,049 734,474
TripAdvisor, Inc. *(a) 9,709 143,402
Tyler Technologies, Inc. *(a) 182 104,948
Tyson Foods, Inc., Class A (a) 4,382 251,702
Ubiquiti, Inc. (a) 469 155,675
UFP Industries, Inc. (a) 9,401 1,059,023
U-Haul Holding Co. *(a)(c) 252 17,411
UiPath, Inc., Class A *(a)(c) 31,644 402,195
United Airlines Holdings, Inc. *(a) 4,265 414,132
United Rentals, Inc. (a) 622 438,162
United Therapeutics Corp. *(a) 3,788 1,336,557
Universal Health Services, Inc.,
Class B (a) 3,325 596,572
Unum Group (a) 11,990 875,630
US Foods Holding Corp. *(a) 8,911 601,136
Valero Energy Corp. (a) 1,450 177,756
Valley National Bancorp (a) 22,540 204,212
Veeva Systems, Inc., Class A *(a) 11,345 2,385,285
Veralto Corp. (a) 3,736 380,512
VeriSign, Inc. *(a) 239 49,463
Verisk Analytics, Inc., Class A (a) 778 214,285
Verizon Communications, Inc. (a) 16,114 644,399
Vertex Pharmaceuticals, Inc. *(a)
(c) 837 337,060
Vestis Corp. (a) 7,521 114,620
Viatris, Inc. (a)(c) 28,198 351,065
Viking Therapeutics, Inc. *(a)(c) 6,642 267,274
Vistra Corp. (a) 3,850 530,800
Vontier Corp. (a)(c) 4,077 148,688
W R Berkley Corp. (a) 1,019 59,632
Walgreens Boots Alliance, Inc. (a)
(c) 34,636 323,154
Walmart, Inc. (a) 18,941 1,711,318
Walt Disney Co. (The) (a) 793 88,301
Warner Bros Discovery, Inc. *(a)(c) 44,094 466,074
Watts Water Technologies, Inc.,
Class A (a)(c) 1,671 339,714
Wayfair, Inc., Class A *(a)(c) 3,853 170,765
Webster Financial Corp. (a) 1,750 96,635
WESCO International, Inc. (a)(c) 1,660 300,394
Western Union Co. (The) (a) 41,445 439,317
Westlake Corp. (a)(c) 3,679 421,797
Williams-Sonoma, Inc. (a) 5,247 971,639
INVESTMENTS SHARES VALUE ($)
United States - 89.2% (continued)
Wintrust Financial Corp. (a)(c) 880 109,745
Woodward, Inc. (a) 2,630 437,685
WW Grainger, Inc. (a) 41 43,216
Wyndham Hotels & Resorts, Inc.
(a)(c) 1,328 133,849
Xcel Energy, Inc. (a) 4,279 288,918
Zimmer Biomet Holdings, Inc. (a) 5,717 603,887
Zions Bancorp NA (a) 5,299 287,471
Zoom Communications, Inc., Class
A *(a) 23,005 1,877,437
196,576,716
TOTAL COMMON STOCKS
(Cost $252,104,354) 360,200,671
PREFERRED STOCKS - 0.1%
Germany - 0 .1%
Henkel AG & Co. KGaA
(Preference) (a)
(Cost $212,365) 2,856 250,575
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0 .0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)*
(Cost $–) 65 –
SHARES
SHORT-TERM INVESTMENTS - 67.2%
INVESTMENT COMPANIES - 56 .5%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 4.26%
(d)(e) 3,320,236 3,320,236
Limited Purpose Cash Investment
Fund, 4.47% (d) 121,371,296 121,347,021
TOTAL INVESTMENT COMPANIES
(Cost $124,628,589) 124,667,257
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 10 .7%
U.S. Treasury Bills
4.76%, 3/6/2025 (2)(f) $ 1,271,000 1,261,692
4.64%, 3/13/2025 (2)(f)(g) 11,995,000 11,897,513
4.35%, 3/27/2025 (2)(f) 1,519,000 1,504,150
4.40%, 4/10/2025 (2)(f) 372,000 367,790
4.36%, 4/17/2025 (2)(f) 3,173,000 3,134,496
4.41%, 4/24/2025 (2)(f) 2,064,000 2,037,305
4.26%, 6/26/2025 (2)(f) 3,053,000 2,991,784
4.22%, 7/3/2025 (2)(f) 357,000 349,557
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $23,532,810) 23,544,287
TOTAL SHORT-TERM INVESTMENTS
(Cost $148,161,399) 148,211,544
TOTAL LONG POSITIONS
(Cost $400,478,118) 508,662,790

Consolidated Schedule of Investments
December 31, 2024
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
SHORT POSITIONS - (144.3)%
COMMON STOCKS - (143.3)%
Argentina - ( 0 .2 ) %
Arcadium Lithium plc (105,145) (539,394)
Australia - ( 5 .1 ) %
ALS Ltd. (2) (20,941) (194,923)
Ampol Ltd. (2) (7,032) (122,691)
APA Group (2) (146,769) (631,863)
Coles Group Ltd. (2) (9,867) (115,183)
Commonwealth Bank of Australia
(2) (7,891) (746,656)
Endeavour Group Ltd. (2) (209,827) (544,336)
Evolution Mining Ltd. (2) (52,591) (155,444)
Glencore plc (2) (20,092) (88,489)
IDP Education Ltd. (2) (49,214) (383,308)
IGO Ltd. (2) (41,168) (121,034)
Insurance Australia Group Ltd. (2) (76,867) (402,032)
Liontown Resources Ltd. (2) (302,636) (97,906)
Lynas Rare Earths Ltd. (2) (207,817) (819,502)
Macquarie Group Ltd. (2) (3,913) (535,154)
Mineral Resources Ltd. (2) (27,903) (588,890)
National Australia Bank Ltd. (2) (12,402) (284,159)
NEXTDC Ltd. (2) (31,291) (291,098)
Pilbara Minerals Ltd. (2) (193,007) (260,514)
Qantas Airways Ltd. (2) (25,898) (143,369)
Ramsay Health Care Ltd. (2) (24,308) (518,713)
Rio Tinto plc (2) (4,852) (286,414)
Santos Ltd. (2) (21,422) (88,706)
SEEK Ltd. (2) (2,470) (34,373)
Sonic Healthcare Ltd. (2) (46,811) (780,755)
South32 Ltd. (2) (108,992) (228,620)
Transurban Group (2) (33,059) (273,233)
Treasury Wine Estates Ltd. (2) (104,136) (729,442)
Whitehaven Coal Ltd. (2) (169,440) (648,641)
Woodside Energy Group Ltd. (2) (51,401) (795,940)
Woolworths Group Ltd. (2) (23,425) (441,577)
(11,352,965)
Belgium - ( 0 .3 ) %
Anheuser-Busch InBev SA/NV (2) (5,898) (295,278)
D'ieteren Group (2) (60) (9,981)
Elia Group SA/NV (2) (3,076) (236,676)
KBC Group NV (2) (870) (67,172)
Lotus Bakeries NV (2) (3) (33,579)
(642,686)
Brazil - ( 0 .2 ) %
MercadoLibre, Inc. (160) (272,070)
Wheaton Precious Metals Corp. (1,247) (70,190)
Yara International ASA (2) (1,455) (38,517)
(380,777)
Burkina Faso - ( 0 .1 ) %
Endeavour Mining plc (2) (16,117) (287,889)
Canada - ( 5 .7 ) %
Alamos Gold, Inc., Class A (2,298) (42,397)
Algonquin Power & Utilities Corp. (32,973) (146,348)
Alimentation Couche-Tard, Inc. (6,193) (343,460)
AtkinsRealis Group, Inc. (2,957) (156,876)
INVESTMENTS SHARES VALUE ($)
Canada - (5.7)% (continued)
Bank of Montreal (4,834) (469,293)
Barrick Gold Corp. (7,574) (117,447)
BCE, Inc. (8,182) (189,658)
Bombardier, Inc., Class B (1,295) (88,063)
Boyd Group Services, Inc. (736) (110,995)
Brookfield Asset Management Ltd.,
Class A (2,032) (110,205)
Brookfield Corp., Class A (3,780) (217,262)
Brookfield Infrastructure Corp.,
Class A (3,773) (151,398)
CAE, Inc. (7,696) (195,418)
Cameco Corp. (12,070) (620,609)
Canadian National Railway Co. (5,257) (533,837)
Canadian Natural Resources Ltd. (7,230) (223,220)
Canadian Pacific Kansas City Ltd. (11,160) (808,050)
Capstone Copper Corp. (48,443) (299,599)
Colliers International Group, Inc. (1,240) (168,629)
Dollarama, Inc. (424) (41,378)
Element Fleet Management Corp. (22,031) (445,387)
Enbridge, Inc. (6,417) (272,358)
Franco-Nevada Corp. (6,216) (730,465)
Gildan Activewear, Inc. (840) (39,533)
Intact Financial Corp. (210) (38,237)
Keyera Corp. (1,272) (38,900)
Lumine Group, Inc. (h) (225) (6,440)
Metro, Inc., Class A (1,455) (91,251)
Nutrien Ltd. (5,874) (262,837)
Pan American Silver Corp. (7,667) (155,105)
Pembina Pipeline Corp. (9,829) (363,156)
PrairieSky Royalty Ltd. (13,766) (268,434)
RB Global, Inc. (5,282) (476,738)
Restaurant Brands International,
Inc. (5,308) (345,964)
Rogers Communications, Inc.,
Class B (4,760) (146,332)
Royal Bank of Canada (6,002) (723,689)
Shopify, Inc., Class A (4,030) (428,919)
TC Energy Corp. (15,495) (722,119)
Teck Resources Ltd., Class B (17,282) (700,682)
Thomson Reuters Corp. (1,601) (257,082)
Toromont Industries Ltd. (423) (33,441)
Toronto-Dominion Bank (The) (17,364) (924,460)
WSP Global, Inc. (462) (81,302)
(12,586,973)
Chile - ( 0 .2 ) %
Antofagasta plc (2) (10,839) (214,715)
Lundin Mining Corp. (33,236) (286,013)
(500,728)
China - ( 0 .2 ) %
Prosus NV (12,398) (492,509)
Denmark - ( 1 .7 ) %
Ambu A/S, Class B (2) (7,603) (110,069)
Coloplast A/S, Class B (2) (1,612) (176,614)
Demant A/S (2) (1,576) (58,007)
DSV A/S (2) (4,046) (861,659)
GN Store Nord A/S (2) (12,716) (236,752)
Novo Nordisk A/S, Class B (2) (4,787) (413,031)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Denmark - (1.7)% (continued)
Novonesis (Novozymes), Class
B (2) (10,586) (599,873)
Orsted A/S (2)(b) (6,593) (297,699)
Tryg A/S (2) (11,856) (250,094)
Vestas Wind Systems A/S (2) (46,832) (642,390)
(3,646,188)
Finland - ( 1 .1 ) %
Neste OYJ (2) (46,614) (589,910)
Nordea Bank Abp (2) (27,968) (305,152)
Sampo OYJ, Class A (2) (12,064) (492,754)
Stora Enso OYJ, Class R (2) (51,437) (517,664)
UPM-Kymmene OYJ (2) (19,527) (536,984)
(2,442,464)
France - ( 4 .9 ) %
Accor SA (2) (6,307) (306,758)
Aeroports de Paris SA (2) (1,347) (155,964)
Air France-KLM (2) (17,635) (148,177)
Air Liquide SA (2) (2,393) (389,005)
Airbus SE (2) (3,228) (516,903)
Alstom SA (2) (37,439) (835,379)
AXA SA (2) (4,462) (158,801)
BioMerieux (2) (1,043) (111,633)
Canal+ SADIR (11,348) (28,839)
Capgemini SE (2) (229) (37,402)
Cie Generale des Etablissements
Michelin SCA (2) (1,686) (55,479)
Dassault Systemes SE (2) (22,470) (777,550)
Edenred SE (2) (14,757) (485,151)
EssilorLuxottica SA (2) (701) (170,995)
Hermes International SCA (2) (354) (849,378)
Kering SA (2) (2,651) (654,785)
Legrand SA (2) (1,059) (103,010)
L'Oreal SA (2) (1,591) (563,219)
Louis Hachette Group (11,348) (17,750)
LVMH Moet Hennessy Louis
Vuitton SE (2) (1,423) (936,040)
Pernod Ricard SA (2) (8,422) (951,576)
Remy Cointreau SA (2) (1,320) (79,944)
Renault SA (2) (9,260) (450,813)
Safran SA (2) (333) (72,963)
Sartorius Stedim Biotech (2) (3,751) (732,305)
SCOR SE (4,522) (110,732)
SOITEC (2) (2,886) (259,582)
Teleperformance SE (2) (722) (61,928)
Thales SA (2) (3,248) (466,398)
Valeo SE (2) (8,673) (83,481)
Vivendi SE (2) (11,348) (30,013)
Worldline SA (2)(b) (12,032) (105,757)
(10,707,710)
Germany - ( 3 .6 ) %
adidas AG (2) (1,082) (266,134)
Bayer AG (Registered) (2) (15,088) (301,382)
Bayerische Motoren Werke AG (2) (6,647) (543,658)
Carl Zeiss Meditec AG (2) (3,262) (152,715)
Daimler Truck Holding AG (2) (6,291) (240,958)
Deutsche Telekom AG (Registered)
(2) (18,573) (556,505)
INVESTMENTS SHARES VALUE ($)
Germany - (3.6)% (continued)
Fraport AG Frankfurt Airport
Services Worldwide (2) (3,860) (234,798)
Infineon Technologies AG (2) (29,766) (971,615)
Mercedes-Benz Group AG (2) (11,796) (657,648)
Merck KGaA (2) (2,810) (408,919)
MTU Aero Engines AG (2) (99) (33,066)
Nemetschek SE (2) (1,607) (156,107)
Puma SE (2) (5,342) (245,629)
Rational AG (2) (70) (59,956)
Rheinmetall AG (2) (61) (38,973)
RWE AG (6,879) (205,431)
SAP SE (2) (1,452) (357,155)
Scout24 SE (2)(b) (1,749) (154,330)
Siemens AG (Registered) (2) (3,231) (630,028)
Siemens Healthineers AG (2)(b) (10,378) (548,030)
Symrise AG, Class A (2) (2,598) (277,136)
TeamViewer SE (2)(b) (6,887) (68,101)
United Internet AG (Registered) (2) (445) (7,234)
Vonovia SE (2) (9,418) (286,711)
Wacker Chemie AG (2) (2,734) (198,875)
Zalando SE (2)(b) (10,112) (338,279)
(7,939,373)
Hong Kong - ( 0 .4 ) %
Prudential plc (2) (103,467) (821,117)
Ireland - ( 0 .4 ) %
Accenture plc, Class A (784) (275,803)
Aptiv plc (9,684) (585,689)
(861,492)
Italy - ( 2 .6 ) %
Amplifon SpA (2) (6,675) (172,001)
Banca Generali SpA (2) (1,075) (50,053)
Brunello Cucinelli SpA (2) (4,187) (457,385)
Davide Campari-Milano NV (2) (6,439) (40,298)
DiaSorin SpA (2) (721) (74,367)
Eni SpA (2) (15,005) (205,244)
ERG SpA (2) (13,454) (273,973)
Ferrari NV (2) (1,641) (700,213)
FinecoBank Banca Fineco SpA (2) (27,862) (486,268)
Infrastrutture Wireless Italiane SpA
(2)(b) (29,676) (301,455)
Interpump Group SpA (2) (7,456) (330,672)
Mediobanca Banca di Credito
Finanziario SpA (2) (25,641) (374,460)
Moncler SpA (2) (5,199) (274,458)
Nexi SpA (2)(b) (52,186) (290,475)
Recordati Industria Chimica e
Farmaceutica SpA (2) (1,689) (88,545)
Snam SpA (2) (180,194) (798,757)
Telecom Italia SpA (2) (649,615) (166,027)
Terna - Rete Elettrica Nazionale (2) (94,923) (750,065)
(5,834,716)
Japan - ( 20 .1 ) %
Aeon Co. Ltd. (2) (22,800) (533,598)
Ajinomoto Co., Inc. (2) (16,300) (663,587)
Allegro MicroSystems, Inc. (26,484) (578,940)
Asahi Intecc Co. Ltd. (2) (15,300) (248,245)
Asics Corp. (2) (3,800) (74,130)

Consolidated Schedule of Investments
December 31, 2024
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (20.1)% (continued)
Astellas Pharma, Inc. (2) (36,100) (350,557)
Azbil Corp. (2) (4,200) (32,365)
BayCurrent, Inc. (2) (4,700) (158,135)
Bridgestone Corp. (2) (24,400) (820,160)
Capcom Co. Ltd. (2) (5,000) (108,768)
Chiba Bank Ltd. (The) (2) (46,900) (361,496)
Chugai Pharmaceutical Co. Ltd. (2) (6,200) (273,303)
Concordia Financial Group Ltd. (2) (79,000) (434,459)
Cosmos Pharmaceutical Corp. (2) (3,000) (127,912)
Daifuku Co. Ltd. (2) (15,900) (326,664)
Daiichi Sankyo Co. Ltd. (2) (6,400) (175,125)
Daikin Industries Ltd. (2) (5,600) (653,413)
Daiwa Securities Group, Inc. (2) (59,300) (391,305)
Denso Corp. (2) (49,900) (687,971)
Dentsu Group, Inc. (2) (12,800) (307,592)
Disco Corp. (2) (1,100) (291,805)
DMG Mori Co. Ltd. (2) (4,200) (66,831)
East Japan Railway Co. (2) (6,700) (118,663)
Eisai Co. Ltd. (2) (33,000) (898,578)
FANUC Corp. (2) (15,400) (402,294)
Fast Retailing Co. Ltd. (2) (800) (269,873)
Fukuoka Financial Group, Inc. (2) (3,300) (82,154)
GMO Payment Gateway, Inc. (2) (8,900) (448,503)
Hamamatsu Photonics KK (2) (31,900) (354,820)
Hankyu Hanshin Holdings, Inc. (2) (6,800) (177,238)
Hitachi Ltd. (2) (4,700) (115,103)
Honda Motor Co. Ltd. (2) (6,400) (60,933)
Hoshizaki Corp. (2) (14,000) (550,467)
Hulic Co. Ltd. (2) (46,200) (401,283)
Ibiden Co. Ltd. (2) (18,400) (547,461)
IHI Corp. (2) (4,900) (286,458)
Isetan Mitsukoshi Holdings Ltd. (2) (16,100) (276,430)
Japan Airlines Co. Ltd. (2) (13,200) (208,090)
Japan Airport Terminal Co. Ltd. (2) (13,300) (419,334)
Kadokawa Corp. (2) (23,900) (473,626)
Kawasaki Heavy Industries Ltd. (2) (9,600) (437,317)
Keio Corp. (2) (17,200) (418,634)
Keisei Electric Railway Co. Ltd. (2) (32,400) (290,930)
Kikkoman Corp. (2) (31,700) (352,002)
Kintetsu Group Holdings Co. Ltd.
(2) (8,600) (180,367)
Kobayashi Pharmaceutical Co.
Ltd. (2) (2,300) (90,805)
Kobe Bussan Co. Ltd. (2) (24,500) (535,570)
Kobe Steel Ltd. (2) (14,100) (140,944)
Kose Corp. (2) (2,400) (109,183)
Kubota Corp. (2) (61,800) (715,938)
Kurita Water Industries Ltd. (2) (7,800) (271,687)
Kyoto Financial Group, Inc. (2) (35,400) (517,761)
Kyowa Kirin Co. Ltd. (2) (6,300) (94,739)
Lasertec Corp. (2) (6,100) (571,845)
Lixil Corp. (2) (11,000) (120,044)
LY Corp. (2) (78,500) (207,561)
M3, Inc. (2) (40,100) (347,461)
Marui Group Co. Ltd. (2) (27,300) (435,487)
MatsukiyoCocokara & Co. (2) (14,600) (212,560)
Mitsubishi Estate Co. Ltd. (2) (28,600) (397,018)
Mitsubishi Heavy Industries Ltd. (2) (30,300) (422,502)
Mitsubishi Motors Corp. (2) (66,200) (221,223)
INVESTMENTS SHARES VALUE ($)
Japan - (20.1)% (continued)
Mitsubishi UFJ Financial Group,
Inc. (2) (18,400) (214,815)
Mitsui Fudosan Co. Ltd. (2) (38,800) (310,296)
Mizuho Financial Group, Inc. (2) (8,100) (197,742)
MonotaRO Co. Ltd. (2) (19,700) (334,778)
Nexon Co. Ltd. (2) (7,300) (108,590)
NIDEC Corp. (2) (33,800) (607,104)
Nikon Corp. (2) (5,500) (56,661)
Nippon Paint Holdings Co. Ltd. (2) (98,700) (637,250)
Nippon Sanso Holdings Corp. (2) (4,000) (110,992)
Nippon Telegraph & Telephone
Corp. (2) (100,800) (100,685)
Nissan Chemical Corp. (2) (19,100) (595,277)
Nissan Motor Co. Ltd. (2) (363,400) (1,102,135)
Nissin Foods Holdings Co. Ltd. (2) (8,000) (193,268)
Niterra Co. Ltd. (2) (11,700) (372,784)
Nitori Holdings Co. Ltd. (2) (3,700) (438,422)
NTT Data Group Corp. (2) (14,700) (279,519)
Odakyu Electric Railway Co. Ltd.
(2) (12,300) (113,251)
Olympus Corp. (2) (27,900) (416,554)
Omron Corp. (2) (26,100) (878,814)
Oriental Land Co. Ltd. (2) (26,800) (577,705)
ORIX Corp. (2) (1,500) (32,226)
Rakuten Group, Inc. (2) (63,900) (344,260)
Resona Holdings, Inc. (2) (55,100) (397,204)
Resonac Holdings Corp. (2) (11,300) (281,406)
Seibu Holdings, Inc. (2) (11,400) (231,907)
Sekisui House Ltd. (2) (18,200) (433,963)
Seven & i Holdings Co. Ltd. (2) (35,300) (553,420)
SG Holdings Co. Ltd. (2) (37,100) (354,643)
Sharp Corp. (2) (12,300) (76,234)
Shimadzu Corp. (2) (2,900) (81,166)
Shimano, Inc. (2) (1,700) (228,680)
Shimizu Corp. (2) (22,200) (175,327)
Shin-Etsu Chemical Co. Ltd. (2) (10,300) (339,252)
Shiseido Co. Ltd. (2) (50,300) (889,465)
Shizuoka Financial Group, Inc. (2) (19,000) (154,092)
SMC Corp. (2) (2,800) (1,087,302)
SoftBank Group Corp. (2) (4,900) (280,014)
Sony Group Corp. (2) (21,100) (444,694)
SUMCO Corp. (2) (14,900) (109,731)
Sumitomo Chemical Co. Ltd. (2) (67,800) (149,622)
Sumitomo Electric Industries Ltd.
(2) (24,000) (429,059)
Sumitomo Forestry Co. Ltd. (2) (5,700) (189,756)
Sumitomo Metal Mining Co. Ltd.
(2) (13,300) (303,226)
Sumitomo Mitsui Financial Group,
Inc. (2) (30,100) (722,407)
Sumitomo Realty & Development
Co. Ltd. (2) (4,900) (152,384)
Suzuki Motor Corp. (2) (22,800) (255,459)
Sysmex Corp. (2) (13,800) (253,019)
Taisei Corp. (2) (10,800) (452,507)
Taiyo Yuden Co. Ltd. (2) (23,400) (329,080)
Takeda Pharmaceutical Co. Ltd. (2) (14,100) (373,260)
Terumo Corp. (2) (3,800) (73,362)
Tobu Railway Co. Ltd. (2) (2,300) (37,353)
Tokio Marine Holdings, Inc. (2) (12,500) (448,602)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (20.1)% (continued)
Tokyo Electron Ltd. (2) (1,200) (180,383)
Tokyu Corp. (2) (12,100) (128,948)
TOTO Ltd. (2) (3,700) (88,639)
Toyota Motor Corp. (2) (110,600) (2,159,493)
Trend Micro, Inc. (2) (1,400) (75,478)
Unicharm Corp. (2) (51,300) (422,918)
Welcia Holdings Co. Ltd. (2) (11,300) (147,206)
West Japan Railway Co. (2) (2,800) (49,593)
Yakult Honsha Co. Ltd. (2) (6,400) (121,231)
Yamaha Corp. (2) (54,600) (388,375)
Yamaha Motor Co. Ltd. (2) (47,000) (414,103)
Yamato Holdings Co. Ltd. (2) (5,500) (61,829)
Yaskawa Electric Corp. (2) (32,200) (821,751)
Yokohama Rubber Co. Ltd. (The)
(2) (17,400) (372,339)
(44,592,257)
Luxembourg - ( 0 .1 ) %
Eurofins Scientific SE (2) (4,134) (210,844)
Netherlands - ( 2 .0 ) %
Adyen NV (2)(b) (281) (417,588)
Aegon Ltd. (2) (44,520) (264,926)
Akzo Nobel NV (2) (851) (51,080)
Argenx SE (2) (282) (174,195)
ASM International NV (2) (149) (86,150)
ASML Holding NV (2) (1,565) (1,096,179)
BE Semiconductor Industries NV
(2) (3,541) (485,358)
Havas NV (11,348) (19,071)
Heineken NV (2) (7,406) (527,819)
IMCD NV (2) (2,740) (407,193)
Koninklijke Vopak NV (2) (1,092) (48,065)
SBM Offshore NV (2) (19,982) (351,884)
Universal Music Group NV (2) (15,286) (391,003)
Wolters Kluwer NV (2) (290) (48,182)
(4,368,693)
Norway - ( 0 .4 ) %
DNB Bank ASA (2) (5,480) (109,405)
Gjensidige Forsikring ASA (16,975) (299,732)
Mowi ASA (2) (12,459) (213,526)
Salmar ASA (2) (1,394) (66,255)
TOMRA Systems ASA (2) (17,925) (231,970)
(920,888)
Poland - ( 0 .1 ) %
InPost SA (2) (17,499) (298,746)
Portugal - ( 0 .1 ) %
Banco Comercial Portugues SA,
Class R (2) (140,746) (67,551)
EDP SA (2) (9,933) (31,776)
Jeronimo Martins SGPS SA (1,858) (35,509)
(134,836)
Singapore - ( 1 .0 ) %
CapitaLand Investment Ltd. (2) (220,500) (422,712)
Keppel Ltd. (2) (183,500) (919,365)
Singapore Technologies
Engineering Ltd. (2) (18,000) (61,419)
INVESTMENTS SHARES VALUE ($)
Singapore - (1.0)% (continued)
Singapore Telecommunications
Ltd. (2) (354,700) (799,078)
(2,202,574)
South Africa - ( 0 .2 ) %
Anglo American plc (2) (14,980) (442,916)
South Korea - ( 0 .2 ) %
Delivery Hero SE (b) (14,285) (401,298)
Spain - ( 1 .4 ) %
Amadeus IT Group SA (2) (12,709) (897,055)
Bankinter SA (2) (13,588) (107,542)
Cellnex Telecom SA (2)(b) (24,590) (776,713)
Fluidra SA (2) (6,690) (162,879)
Grifols SA (2) (71,010) (671,048)
Redeia Corp. SA (2) (14,507) (247,726)
Telefonica SA (2) (42,308) (172,654)
(3,035,617)
Sweden - ( 3 .1 ) %
AddTech AB, Class B (2) (5,053) (137,683)
Alfa Laval AB (2) (814) (34,070)
Assa Abloy AB, Class B (2) (12,958) (382,731)
Atlas Copco AB, Class A (2) (26,863) (409,974)
Autoliv, Inc. (3,577) (335,487)
Beijer Ref AB, Class B (2) (18,616) (274,736)
Boliden AB (2) (1,104) (31,061)
Castellum AB (2) (8,210) (89,663)
Electrolux AB, Class B (2) (11,226) (93,119)
Epiroc AB, Class A (2) (27,317) (476,070)
EQT AB (2) (16,483) (455,653)
Fastighets AB Balder, Class B (2) (14,783) (102,886)
Hexagon AB, Class B (2) (67,876) (648,043)
Holmen AB, Class B (2) (7,776) (285,228)
Husqvarna AB, Class B (2) (10,170) (53,070)
Lifco AB, Class B (2) (9,457) (274,104)
Nibe Industrier AB, Class B (2) (208,659) (815,433)
Saab AB, Class B (2) (18,804) (397,277)
Sagax AB, Class B (2) (11,563) (237,298)
Skandinaviska Enskilda Banken
AB, Class A (2) (16,292) (223,267)
Svenska Cellulosa AB SCA, Class
B (2) (43,456) (551,178)
Svenska Handelsbanken AB,
Class A (2) (34,497) (356,183)
Tele2 AB, Class B (7,753) (76,557)
(6,740,771)
Switzerland - ( 3 .8 ) %
ABB Ltd. (Registered) (2) (2,644) (142,772)
Avolta AG (2) (11,251) (451,658)
Bachem Holding AG, Class B (2) (1,032) (65,998)
Baloise Holding AG (Registered)
(2) (1,809) (327,797)
Banque Cantonale Vaudoise
(Registered) (2) (3,021) (278,160)
Barry Callebaut AG (Registered)
(2) (601) (800,209)
Chocoladefabriken Lindt &
Spruengli AG (2) (34) (377,156)

Consolidated Schedule of Investments
December 31, 2024
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - (3.8)% (continued)
Cie Financiere Richemont SA
(Registered) (2) (6,231) (942,591)
Clariant AG (Registered) (2) (21,126) (235,792)
DSM-Firmenich AG (2) (6,870) (694,447)
Galenica AG (2)(b) (882) (72,276)
Givaudan SA (Registered) (2) (95) (415,282)
Helvetia Holding AG (Registered)
(2) (257) (42,388)
Julius Baer Group Ltd. (2) (6,964) (451,764)
Partners Group Holding AG (2) (415) (563,692)
SIG Group AG (2) (45,374) (897,178)
Sika AG (Registered) (2) (2,163) (516,107)
Straumann Holding AG
(Registered) (2) (1,548) (194,988)
Temenos AG (Registered) (2) (2,551) (180,254)
VAT Group AG (2)(b) (1,737) (656,784)
(8,307,293)
United Kingdom - ( 5 .6 ) %
Admiral Group plc (2) (14,381) (475,091)
Ashtead Group plc (2) (8,185) (506,390)
AstraZeneca plc (2) (1,497) (195,178)
Bellway plc (3,541) (110,470)
Burberry Group plc (2) (47,613) (582,263)
ConvaTec Group plc (2)(b) (29,268) (80,900)
Croda International plc (2) (7,189) (304,075)
Diageo plc (2) (23,965) (761,556)
Diploma plc (2) (2,537) (134,403)
Direct Line Insurance Group plc (2) (67,278) (215,280)
Entain plc (2) (12,021) (103,193)
Flutter Entertainment plc (1,496) (386,641)
Halma plc (2) (1,352) (45,358)
Hargreaves Lansdown plc (2) (9,060) (124,323)
Hiscox Ltd. (2) (9,572) (129,547)
Informa plc (2) (37,715) (376,155)
Legal & General Group plc (2) (347,580) (998,016)
M&G plc (2) (85,194) (210,823)
Melrose Industries plc (2) (50,860) (351,462)
National Grid plc (2) (86,363) (1,026,015)
Ocado Group plc (2) (56,756) (214,210)
Pennon Group plc (48,869) (363,098)
Persimmon plc (2) (30,136) (450,154)
Reckitt Benckiser Group plc (2) (12,950) (783,874)
RELX plc (2) (15,560) (705,008)
Rentokil Initial plc (2) (116,995) (583,978)
Sage Group plc (The) (2) (13,057) (207,456)
Spirax Group plc (2) (3,375) (288,701)
SSE plc (2) (1,554) (31,149)
St James's Place plc (2) (24,422) (264,411)
TechnipFMC plc (6,056) (175,261)
Unilever plc (2) (2,887) (164,041)
Weir Group plc (The) (2) (7,312) (199,184)
WH Smith plc (253) (3,766)
Wise plc, Class A (2) (25,205) (335,009)
WPP plc (2) (38,815) (400,099)
(12,286,538)
INVESTMENTS SHARES VALUE ($)
United States - ( 78 .2 ) %
10X Genomics, Inc., Class A (18,514) (265,861)
AAON, Inc. (683) (80,375)
Acadia Healthcare Co., Inc. (11,037) (437,617)
Advance Auto Parts, Inc. (1,685) (79,684)
Advanced Drainage Systems, Inc. (2,471) (285,648)
Advanced Micro Devices, Inc. (4,521) (546,092)
AECOM (822) (87,806)
AES Corp. (The) (13,685) (176,126)
Affirm Holdings, Inc., Class A (4,369) (266,072)
Aflac, Inc. (2,722) (281,564)
AGCO Corp. (2,828) (264,361)
Air Lease Corp., Class A (13,574) (654,403)
Air Products and Chemicals, Inc. (3,667) (1,063,577)
Alaska Air Group, Inc. (5,456) (353,276)
Albemarle Corp. (8,873) (763,788)
Alcoa Corp. (11,013) (416,071)
Allegion plc (595) (77,755)
Alliant Energy Corp. (3,014) (178,248)
Ally Financial, Inc. (5,843) (210,406)
Alnylam Pharmaceuticals, Inc. (1,718) (404,263)
Amazon.com, Inc. (1,925) (422,326)
Amcor plc (37,545) (353,298)
Ameren Corp. (2,263) (201,724)
American Airlines Group, Inc. (15,728) (274,139)
American Financial Group, Inc. (1,185) (162,262)
American International Group, Inc. (11,510) (837,928)
American Water Works Co., Inc. (5,600) (697,144)
AMETEK, Inc. (1,050) (189,273)
Amgen, Inc. (2,731) (711,808)
Amphenol Corp., Class A (8,737) (606,785)
Analog Devices, Inc. (1,329) (282,359)
Antero Resources Corp. (25,407) (890,515)
Aon plc, Class A (3,161) (1,135,305)
APA Corp. (14,412) (332,773)
Apellis Pharmaceuticals, Inc. (12,692) (405,002)
API Group Corp. (13,624) (490,055)
Apollo Global Management, Inc. (2,808) (463,769)
AptarGroup, Inc. (548) (86,091)
Arch Capital Group Ltd. (1,663) (153,578)
Armstrong World Industries, Inc. (275) (38,866)
Arrowhead Pharmaceuticals, Inc. (9,515) (178,882)
Arthur J Gallagher & Co. (1,691) (479,990)
Ashland, Inc. (3,695) (264,045)
ATI, Inc. (4,574) (251,753)
Atmos Energy Corp. (1,444) (201,106)
AutoZone, Inc. (64) (204,928)
Avery Dennison Corp. (924) (172,908)
Avis Budget Group, Inc. (2,939) (236,913)
Axon Enterprise, Inc. (281) (167,004)
AZEK Co., Inc. (The), Class A (6,307) (299,393)
Azenta, Inc. (12,511) (625,550)
Baker Hughes Co., Class A (7,512) (308,142)
Ball Corp. (13,374) (737,309)
Bank of America Corp. (20,685) (909,106)
Bath & Body Works, Inc. (7,885) (305,701)
Becton Dickinson & Co. (370) (83,942)
Bentley Systems, Inc., Class B (4,910) (229,297)
BILL Holdings, Inc. (6,007) (508,853)
BioMarin Pharmaceutical, Inc. (5,599) (368,022)
Bio-Rad Laboratories, Inc., Class A (1,117) (366,946)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (78.2)% (continued)
Bio-Techne Corp. (2,199) (158,394)
Blackbaud, Inc. (1,094) (80,868)
Blackrock, Inc. (373) (382,366)
Block, Inc., Class A (3,518) (298,995)
Blue Owl Capital, Inc., Class A (1,820) (42,333)
Boeing Co. (The) (10,304) (1,823,807)
BOK Financial Corp. (404) (43,006)
Boston Scientific Corp. (3,760) (335,843)
Bright Horizons Family Solutions,
Inc. (1,859) (206,070)
Brighthouse Financial, Inc. (4,502) (216,276)
Broadcom, Inc. (2,472) (573,108)
Broadridge Financial Solutions,
Inc. (1,083) (244,855)
Brown & Brown, Inc. (3,656) (372,985)
Brown-Forman Corp., Class B (18,441) (700,389)
BRP, Inc. (2,234) (113,779)
Bruker Corp. (6,424) (376,575)
Brunswick Corp. (9,128) (590,399)
Burlington Stores, Inc. (922) (262,825)
Cadence Bank (5,759) (198,398)
Caesars Entertainment, Inc. (5,538) (185,080)
Capri Holdings Ltd. (10,089) (212,474)
CarMax, Inc. (6,218) (508,384)
Carrier Global Corp. (9,063) (618,640)
Cava Group, Inc. (1,640) (184,992)
CCC Intelligent Solutions Holdings,
Inc. (17,304) (202,976)
CDW Corp. (1,964) (341,815)
Celanese Corp., Class A (540) (37,373)
Celsius Holdings, Inc. (6,345) (167,127)
CenterPoint Energy, Inc. (7,754) (246,034)
Certara, Inc. (33,687) (358,767)
CF Industries Holdings, Inc. (3,769) (321,571)
CH Robinson Worldwide, Inc. (2,512) (259,540)
Charles Schwab Corp. (The) (8,629) (638,632)
Chart Industries, Inc. (1,880) (358,779)
Chemed Corp. (84) (44,503)
Chemours Co. (The) (27,314) (461,607)
Cheniere Energy, Inc. (2,614) (561,670)
Chipotle Mexican Grill, Inc., Class
A (5,522) (332,977)
Chord Energy Corp. (4,063) (475,046)
Church & Dwight Co., Inc. (2,140) (224,079)
Churchill Downs, Inc. (2,203) (294,189)
Cisco Systems, Inc. (1,954) (115,677)
Civitas Resources, Inc. (2,496) (114,492)
Clarivate plc (15,759) (80,056)
Clearway Energy, Inc., Class C (4,315) (112,190)
Clorox Co. (The) (2,031) (329,855)
Cloudflare, Inc., Class A (2,241) (241,311)
CME Group, Inc. (2,336) (542,489)
CMS Energy Corp. (1,874) (124,902)
CNH Industrial NV (2) (12,685) (142,990)
CNH Industrial NV (74,450) (843,519)
CNX Resources Corp. (3,143) (115,254)
Coca-Cola Co. (The) (14,970) (932,032)
Cognex Corp. (21,653) (776,477)
Coherent Corp. (3,396) (321,703)
Coinbase Global, Inc., Class A (341) (84,670)
INVESTMENTS SHARES VALUE ($)
United States - (78.2)% (continued)
Comfort Systems USA, Inc. (234) (99,230)
Commerce Bancshares, Inc. (6,816) (424,705)
Conagra Brands, Inc. (9,157) (254,107)
Confluent, Inc., Class A (15,823) (442,411)
ConocoPhillips (1,881) (186,539)
Consolidated Edison, Inc. (2,493) (222,450)
Constellation Brands, Inc., Class A (1,235) (272,935)
Constellation Energy Corp. (2,588) (578,961)
Cooper Cos., Inc. (The) (2,245) (206,383)
Core & Main, Inc., Class A (10,390) (528,955)
Corning, Inc. (11,781) (559,833)
Corteva, Inc. (9,951) (566,809)
CoStar Group, Inc. (15,810) (1,131,838)
Coterra Energy, Inc. (9,786) (249,934)
Coty, Inc., Class A (8,784) (61,137)
Crane Co. (2,688) (407,904)
Credit Acceptance Corp. (1,389) (652,080)
CRH plc (1,150) (106,398)
Crocs, Inc. (2,113) (231,437)
Crown Holdings, Inc. (5,903) (488,119)
CSL Ltd. (2) (6,144) (1,071,826)
CSX Corp. (8,087) (260,967)
Cullen/Frost Bankers, Inc. (3,765) (505,451)
Danaher Corp. (1,405) (322,518)
Darling Ingredients, Inc. (4,052) (136,512)
Datadog, Inc., Class A (1,200) (171,468)
DaVita, Inc. (1,764) (263,806)
Dayforce, Inc. (5,741) (417,026)
Deere & Co. (1,462) (619,449)
Dexcom, Inc. (3,945) (306,803)
Dollar General Corp. (5,512) (417,920)
Dollar Tree, Inc. (6,458) (483,963)
Dominion Energy, Inc. (12,558) (676,374)
DoubleVerify Holdings, Inc. (6,735) (129,379)
Dow, Inc. (5,746) (230,587)
DR Horton, Inc. (3,927) (549,073)
DraftKings, Inc., Class A (9,987) (371,516)
DTE Energy Co. (4,185) (505,339)
Dun & Bradstreet Holdings, Inc. (17,793) (221,701)
Duolingo, Inc., Class A (358) (116,074)
DuPont de Nemours, Inc. (1,465) (111,706)
Dutch Bros, Inc., Class A (9,059) (474,510)
Dynatrace, Inc. (573) (31,143)
Eaton Corp. plc (1,342) (445,370)
Ecolab, Inc. (1,127) (264,079)
Edwards Lifesciences Corp. (2,876) (212,910)
Elastic NV (2,821) (279,505)
elf Beauty, Inc. (3,636) (456,500)
Eli Lilly & Co. (776) (599,072)
Enovis Corp. (10,674) (468,375)
Enphase Energy, Inc. (4,840) (332,411)
Ensign Group, Inc. (The) (793) (105,358)
Entegris, Inc. (4,353) (431,208)
EQT Corp. (34,533) (1,592,316)
Equifax, Inc. (1,689) (430,442)
Erie Indemnity Co., Class A (545) (224,665)
Essent Group Ltd. (1,464) (79,700)
Essential Utilities, Inc. (6,228) (226,201)
Estee Lauder Cos., Inc. (The),
Class A (6,823) (511,589)

Consolidated Schedule of Investments
December 31, 2024
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (78.2)% (continued)
Eversource Energy (8,552) (491,141)
Exact Sciences Corp. (5,165) (290,221)
Exelon Corp. (8,014) (301,647)
Expand Energy Corp. (4,805) (478,338)
Expeditors International of
Washington, Inc. (4,499) (498,354)
Experian plc (2) (1,682) (72,292)
Exxon Mobil Corp. (5,038) (541,938)
FactSet Research Systems, Inc. (398) (191,151)
FedEx Corp. (1,804) (507,519)
Ferrovial SE (2) (14,189) (595,578)
First American Financial Corp. (9,917) (619,217)
First Citizens BancShares, Inc.,
Class A (97) (204,963)
First Financial Bankshares, Inc. (9,945) (358,517)
First Hawaiian, Inc. (6,913) (179,392)
FirstEnergy Corp. (3,682) (146,470)
Five Below, Inc. (5,700) (598,272)
Five9, Inc. (10,602) (430,865)
Flagstar Financial, Inc. (36,874) (344,034)
Floor & Decor Holdings, Inc., Class
A (3,112) (310,266)
FMC Corp. (9,314) (452,754)
Ford Motor Co. (68,628) (679,417)
Fortive Corp. (1,156) (86,700)
Fortrea Holdings, Inc. (11,476) (214,027)
Fortune Brands Innovations, Inc. (2,264) (154,699)
Freeport-McMoRan, Inc. (5,164) (196,645)
Freshpet, Inc. (2,437) (360,944)
FTI Consulting, Inc. (366) (69,954)
GATX Corp. (3,195) (495,097)
Generac Holdings, Inc. (635) (98,457)
General Mills, Inc. (3,876) (247,173)
Gentex Corp. (12,344) (354,643)
Genuine Parts Co. (3,168) (369,896)
GFL Environmental, Inc. (12,751) (568,426)
Glacier Bancorp, Inc. (10,156) (510,034)
Globant SA (2,536) (543,769)
Globus Medical, Inc., Class A (634) (52,438)
Goldman Sachs Group, Inc. (The) (1,065) (609,840)
Goodyear Tire & Rubber Co. (The) (36,257) (326,313)
Graphic Packaging Holding Co. (8,556) (232,381)
Grocery Outlet Holding Corp. (24,536) (383,007)
GXO Logistics, Inc. (5,762) (250,647)
Haemonetics Corp. (5,619) (438,732)
Haleon plc (2) (44,598) (210,286)
Halliburton Co. (9,109) (247,674)
Harley-Davidson, Inc. (6,660) (200,666)
Hasbro, Inc. (5,573) (311,586)
Hayward Holdings, Inc. (13,513) (206,614)
HealthEquity, Inc. (3,187) (305,793)
HEICO Corp. (1,104) (262,465)
Hershey Co. (The) (2,369) (401,190)
Hilton Grand Vacations, Inc. (27,558) (1,073,384)
Hilton Worldwide Holdings, Inc. (1,408) (348,001)
Home BancShares, Inc. (8,271) (234,069)
Home Depot, Inc. (The) (1,549) (602,546)
Hormel Foods Corp. (12,946) (406,116)
Howard Hughes Holdings, Inc. (4,950) (380,754)
HubSpot, Inc. (89) (62,013)
INVESTMENTS SHARES VALUE ($)
United States - (78.2)% (continued)
Humana, Inc. (477) (121,020)
Huntsman Corp. (28,255) (509,438)
Hyatt Hotels Corp., Class A (2,549) (400,142)
IDACORP, Inc. (874) (95,511)
IDEX Corp. (2,188) (457,927)
Illinois Tool Works, Inc. (881) (223,386)
Illumina, Inc. (3,618) (483,473)
Ingersoll Rand, Inc. (6,429) (581,567)
Inspire Medical Systems, Inc. (1,934) (358,525)
Insulet Corp. (2,861) (746,921)
Intel Corp. (31,778) (637,149)
Intercontinental Exchange, Inc. (1,834) (273,284)
International Flavors & Fragrances,
Inc. (4,591) (388,169)
Intra-Cellular Therapies, Inc. (4,692) (391,876)
Intuitive Surgical, Inc. (922) (481,247)
Ionis Pharmaceuticals, Inc. (24,269) (848,444)
Iridium Communications, Inc. (15,871) (460,576)
J M Smucker Co. (The) (5,532) (609,184)
Jack Henry & Associates, Inc. (629) (110,264)
James Hardie Industries plc,
CHESS (2) (20,829) (641,966)
Johnson Controls International plc (739) (58,329)
JPMorgan Chase & Co. (4,260) (1,021,165)
Kemper Corp. (4,977) (330,672)
Kenvue, Inc. (10,854) (231,733)
Keurig Dr Pepper, Inc. (2,634) (84,604)
KeyCorp (10,569) (181,153)
Keysight Technologies, Inc. (2,652) (425,991)
Kinder Morgan, Inc. (18,057) (494,762)
Kinsale Capital Group, Inc. (1,047) (486,991)
KKR & Co., Inc. (3,543) (524,045)
Knife River Corp. (3,119) (317,015)
Knight-Swift Transportation
Holdings, Inc., Class A (4,510) (239,210)
Labcorp Holdings, Inc. (2,561) (587,289)
Lamb Weston Holdings, Inc. (8,243) (550,880)
Lancaster Colony Corp. (328) (56,790)
Las Vegas Sands Corp. (3,612) (185,512)
Lattice Semiconductor Corp. (7,260) (411,279)
Lear Corp. (484) (45,835)
Leggett & Platt, Inc. (13,900) (133,440)
Lennox International, Inc. (255) (155,372)
Liberty Media Corp.-Liberty Live,
Class C (3,867) (263,188)
Lincoln National Corp. (6,709) (212,742)
Linde plc (1,403) (587,394)
Lithia Motors, Inc., Class A (493) (176,213)
Littelfuse, Inc. (1,091) (257,094)
LivaNova plc (2,418) (111,978)
LKQ Corp. (6,422) (236,009)
Lowe's Cos., Inc. (1,137) (280,612)
Lucid Group, Inc. (202,018) (610,094)
Lululemon Athletica, Inc. (1,066) (407,649)
Lyft, Inc., Class A (20,830) (268,707)
MACOM Technology Solutions
Holdings, Inc. (949) (123,285)
Madison Square Garden Sports
Corp., Class A (2,513) (567,134)
Maplebear, Inc. (6,262) (259,372)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (78.2)% (continued)
Marathon Petroleum Corp. (2,977) (415,292)
Maravai LifeSciences Holdings,
Inc., Class A (23,092) (125,851)
MarketAxess Holdings, Inc. (834) (188,517)
Marriott Vacations Worldwide Corp. (3,483) (312,773)
Marsh & McLennan Cos., Inc. (2,266) (481,321)
Martin Marietta Materials, Inc. (1,850) (955,525)
Masimo Corp. (1,017) (168,110)
MasTec, Inc. (313) (42,612)
McCormick & Co., Inc.
(Non-Voting) (5,078) (387,147)
MDU Resources Group, Inc. (14,658) (264,137)
MGM Resorts International (8,247) (285,759)
Microchip Technology, Inc. (10,075) (577,801)
Micron Technology, Inc. (2,408) (202,657)
MicroStrategy, Inc., Class A (510) (147,706)
MKS Instruments, Inc. (607) (63,365)
Moderna, Inc. (15,000) (623,700)
Mondelez International, Inc., Class
A (7,271) (434,297)
MongoDB, Inc., Class A (1,677) (390,422)
Moody's Corp. (839) (397,157)
Morgan Stanley (511) (64,243)
Mosaic Co. (The) (9,362) (230,118)
Motorola Solutions, Inc. (1,219) (563,458)
MP Materials Corp. (45,376) (707,866)
MSA Safety, Inc. (264) (43,763)
MSCI, Inc., Class A (552) (331,206)
Nasdaq, Inc. (7,209) (557,328)
nCino, Inc. (4,821) (161,889)
Neogen Corp. (31,479) (382,155)
Nestle SA (Registered) (2) (14,483) (1,188,232)
New Fortress Energy, Inc. (2,963) (44,801)
New Jersey Resources Corp. (4,778) (222,894)
Newell Brands, Inc. (48,749) (485,540)
Newmont Corp. (16,466) (612,865)
Nexstar Media Group, Inc., Class A (1,226) (193,671)
NextEra Energy, Inc. (12,196) (874,331)
NIKE, Inc., Class B (7,195) (544,446)
Nordson Corp. (1,559) (326,205)
Norfolk Southern Corp. (1,723) (404,388)
Northrop Grumman Corp. (764) (358,538)
NOV, Inc. (2,786) (40,676)
Novanta, Inc. (2,547) (389,105)
Nucor Corp. (2,992) (349,196)
NVIDIA Corp. (1,413) (189,752)
NVR, Inc. (10) (81,789)
Occidental Petroleum Corp. (13,804) (682,056)
Okta, Inc., Class A (2,692) (212,130)
Old Dominion Freight Line, Inc. (748) (131,947)
Olin Corp. (5,240) (177,112)
Ollie's Bargain Outlet Holdings,
Inc. (1,452) (159,328)
Omnicom Group, Inc. (340) (29,254)
ON Semiconductor Corp. (3,481) (219,477)
ONE Gas, Inc. (4,910) (340,018)
Onto Innovation, Inc. (567) (94,502)
Option Care Health, Inc. (6,405) (148,596)
Oracle Corp. (3,101) (516,751)
Ormat Technologies, Inc. (3,214) (217,652)
INVESTMENTS SHARES VALUE ($)
United States - (78.2)% (continued)
Otis Worldwide Corp. (2,061) (190,869)
Palo Alto Networks, Inc. (1,084) (197,245)
Paramount Global, Class B (13,932) (145,729)
Parker-Hannifin Corp. (386) (245,508)
Parsons Corp. (3,539) (326,473)
Paycom Software, Inc. (832) (170,535)
Paycor HCM, Inc. (23,410) (434,724)
Paylocity Holding Corp. (1,456) (290,428)
PBF Energy, Inc., Class A (9,463) (251,243)
Penn Entertainment, Inc. (12,753) (252,764)
Penumbra, Inc. (2,388) (567,102)
Permian Resources Corp., Class A (26,742) (384,550)
Perrigo Co. plc (9,265) (238,203)
Pfizer, Inc. (51,494) (1,366,136)
PG&E Corp. (11,575) (233,584)
Planet Fitness, Inc., Class A (2,939) (290,579)
Plug Power, Inc. (45,474) (96,860)
Polaris, Inc. (4,471) (257,619)
Pool Corp. (647) (220,588)
Portland General Electric Co. (729) (31,799)
Power Integrations, Inc. (5,821) (359,156)
PPL Corp. (6,540) (212,288)
Principal Financial Group, Inc. (3,114) (241,055)
Prosperity Bancshares, Inc. (411) (30,969)
PTC, Inc. (1,014) (186,444)
Public Service Enterprise Group,
Inc. (8,043) (679,553)
Quanta Services, Inc. (2,142) (676,979)
QuantumScape Corp. (59,042) (306,428)
Quest Diagnostics, Inc. (2,694) (406,417)
QuidelOrtho Corp. (8,567) (381,660)
Rambus, Inc. (3,558) (188,076)
Range Resources Corp. (23,480) (844,810)
RBC Bearings, Inc. (747) (223,458)
Repligen Corp. (6,343) (913,011)
Republic Services, Inc., Class A (2,358) (474,382)
Revvity, Inc. (2,271) (253,466)
RH (1,843) (725,386)
Rivian Automotive, Inc., Class A (25,849) (343,792)
RLI Corp. (856) (141,094)
Rocket Cos., Inc., Class A (6,598) (74,293)
Rockwell Automation, Inc. (1,500) (428,685)
Roivant Sciences Ltd. (8,562) (101,288)
Roku, Inc., Class A (2,808) (208,747)
Rollins, Inc. (4,016) (186,142)
Ross Stores, Inc. (718) (108,612)
Royal Caribbean Cruises Ltd. (637) (146,950)
Ryan Specialty Holdings, Inc.,
Class A (1,177) (75,516)
S&P Global, Inc. (708) (352,605)
Saia, Inc. (924) (421,095)
Schlumberger NV (15,641) (599,676)
Schneider Electric SE (2) (1,883) (468,784)
Sealed Air Corp. (5,617) (190,023)
Selective Insurance Group, Inc. (1,522) (142,337)
Sempra (6,838) (599,829)
Sensata Technologies Holding plc (1,115) (30,551)
SentinelOne, Inc., Class A (4,210) (93,462)
SharkNinja, Inc. (1,879) (182,939)
Sherwin-Williams Co. (The) (1,384) (470,463)

Consolidated Schedule of Investments
December 31, 2024
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (78.2)% (continued)
Shift4 Payments, Inc., Class A (1,277) (132,527)
Silicon Laboratories, Inc. (6,410) (796,250)
Simpson Manufacturing Co., Inc. (1,356) (224,865)
Sirius XM Holdings, Inc. (13,959) (318,265)
SiteOne Landscape Supply, Inc. (1,635) (215,444)
SLM Corp. (6,402) (176,567)
Snap, Inc., Class A (64,410) (693,696)
Snowflake, Inc., Class A (483) (74,580)
SoFi Technologies, Inc. (20,598) (317,209)
Sonoco Products Co. (4,625) (225,931)
Sotera Health Co. (31,995) (437,692)
Southern Co. (The) (3,715) (305,819)
SouthState Corp. (1,611) (160,262)
Southwest Airlines Co. (26,353) (885,988)
Southwest Gas Holdings, Inc. (5,637) (398,592)
Spectrum Brands Holdings, Inc. (2,557) (216,041)
Spire, Inc. (2,938) (199,285)
Stanley Black & Decker, Inc. (1,443) (115,858)
Starbucks Corp. (2,965) (270,556)
Stellantis NV (2) (37,153) (483,302)
Stryker Corp. (631) (227,192)
Super Micro Computer, Inc. (4,481) (136,581)
Synaptics, Inc. (2,153) (164,317)
Synovus Financial Corp. (2,055) (105,278)
Sysco Corp. (2,333) (178,381)
Take-Two Interactive Software, Inc. (5,381) (990,534)
Teledyne Technologies, Inc. (191) (88,649)
Tempur Sealy International, Inc. (7,112) (403,179)
Tesla, Inc. (3,327) (1,343,576)
Texas Capital Bancshares, Inc. (2,483) (194,171)
Texas Instruments, Inc. (3,650) (684,412)
The Campbell's Co. (12,528) (524,673)
TJX Cos., Inc. (The) (2,788) (336,818)
T-Mobile US, Inc. (760) (167,755)
TopBuild Corp. (799) (248,761)
Toro Co. (The) (4,484) (359,168)
TPG, Inc. (2,081) (130,770)
Tractor Supply Co. (7,560) (401,134)
Tradeweb Markets, Inc., Class A (733) (95,964)
Trane Technologies plc (968) (357,531)
TransDigm Group, Inc. (147) (186,290)
TransUnion (854) (79,174)
Trex Co., Inc. (9,562) (660,065)
Trimble, Inc. (641) (45,293)
Truist Financial Corp. (17,918) (777,283)
Twilio, Inc., Class A (1,778) (192,166)
Uber Technologies, Inc. (9,263) (558,744)
UGI Corp. (2,849) (80,427)
Ulta Beauty, Inc. (652) (283,574)
Ultragenyx Pharmaceutical, Inc. (3,013) (126,757)
Under Armour, Inc., Class A (39,096) (323,715)
Union Pacific Corp. (2,125) (484,585)
United Bankshares, Inc. (1,344) (50,467)
United Parcel Service, Inc., Class
B (8,660) (1,092,026)
UnitedHealth Group, Inc. (1,368) (692,016)
Unity Software, Inc. (12,753) (286,560)
Universal Display Corp. (235) (34,357)
US Bancorp (655) (31,329)
UWM Holdings Corp., Class A (8,198) (48,122)
INVESTMENTS SHARES VALUE ($)
United States - (78.2)% (continued)
Vail Resorts, Inc. (979) (183,514)
Valaris Ltd. (12,964) (573,527)
Valmont Industries, Inc. (391) (119,908)
Valvoline, Inc. (15,358) (555,652)
Vertiv Holdings Co., Class A (1,148) (130,424)
VF Corp. (21,374) (458,686)
Virtu Financial, Inc., Class A (1,496) (53,377)
Visa, Inc., Class A (1,896) (599,212)
Vishay Intertechnology, Inc. (15,484) (262,299)
Visteon Corp. (5,783) (513,068)
Warner Music Group Corp., Class
A (5,350) (165,850)
Waste Management, Inc. (2,213) (446,561)
Watsco, Inc. (164) (77,718)
Weatherford International plc (6,585) (471,684)
WEC Energy Group, Inc. (1,768) (166,263)
Wendy's Co. (The) (9,785) (159,496)
West Pharmaceutical Services,
Inc. (1,224) (400,933)
Western Alliance Bancorp (4,564) (381,277)
Western Digital Corp. (6,820) (406,677)
WEX, Inc. (2,917) (511,408)
Whirlpool Corp. (3,504) (401,138)
White Mountains Insurance Group
Ltd. (99) (192,561)
Williams Cos., Inc. (The) (2,241) (121,283)
Willis Towers Watson plc (1,154) (361,479)
WillScot Holdings Corp. (12,874) (430,635)
Wingstop, Inc. (386) (109,701)
Wolfspeed, Inc. (49,229) (327,865)
Workday, Inc., Class A (1,457) (375,950)
Wynn Resorts Ltd. (2,627) (226,342)
XPO, Inc. (4,225) (554,109)
Xylem, Inc. (4,558) (528,819)
YETI Holdings, Inc. (2,077) (79,985)
Yum! Brands, Inc. (1,173) (157,370)
Zebra Technologies Corp., Class A (1,112) (429,477)
Zillow Group, Inc., Class C (520) (38,506)
Zoetis, Inc., Class A (1,111) (181,015)
ZoomInfo Technologies, Inc., Class
A (16,678) (175,286)
Zscaler, Inc. (1,519) (274,043)
(172,830,842)
Zambia - ( 0 .3 ) %
First Quantum Minerals Ltd. (43,378) (559,181)
TOTAL COMMON STOCKS
(Proceeds $(382,070,090)) (316,370,275)
PREFERRED STOCKS - (1.0)%
Germany - ( 1 .0 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(b) (8,387) (508,246)
Sartorius AG (Preference) (2) (3,151) (700,259)
Volkswagen AG (Preference) (2) (9,876) (911,211)
TOTAL PREFERRED STOCKS
(Proceeds $(3,126,531)) (2,119,716)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS
NO. OF
WARRANTS VALUE ($)
WARRANTS - (0.0)% †
Canada - ( 0 .0 ) % †
Cenovus Energy, Inc.,
expiring 1/1/2026
(Proceeds $–) (674) (7,146)
TOTAL SHORT POSITIONS
(Proceeds $(385,196,621)) (318,497,137)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 86.2%
(Cost $15,281,497) 190,165,653
OTHER ASSETS IN EXCESS OF
LIABILITIES - 13.8% ‡ 30,493,634
NET ASSETS - 100.0% 220,659,287
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 6,609,840 3 .0%
Consumer Discretionary (8,512,637) ( 3 .9 )
Consumer Staples 555,346 0 .3
Energy (6,295,953) ( 2 .9 )
Financials 30,516,115 13 .8
Health Care 1,242,191 0 .5
Industrials 16,744,539 7 .6
Information Technology 13,149,508 6 .0
Materials (9,743,319) ( 4 .4 )
Real Estate (453,510) ( 0 .2 )
Utilities (1,858,011) ( 0 .8 )
Investment Companies 124,667,257 56 .5
U.S. Treasury Obligations 23,544,287 10 .7
Total Investments In Securities
At Value 190,165,653 86 .2
Other Assets in Excess of
Liabilities ‡ 30,493,634 13 .8
Net Assets
$ 220,659,287 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at December
31, 2024 amounted to $349,506,947, which is inclusive of rehypothecated amounts disclosed below.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2024 amounted to $(1,487,431), which represents
(0.67)% of net assets of the Fund.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at December 31, 2024 amounted to $43,237,530.
(d) Represents 7-day effective yield as of December 31, 2024.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at December 31,
2024 amounted to $(6,440), which represents (0.00)% of net assets of the Fund.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 5).
Forward effective interest rate swap contracts outstanding as of December 31, 2024:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 3.00% Semi 3/17/2027 CAD 73,900,000 $ 132,340 $ 181,852 $ 314,192
Pay 1D CORRA Semi 3.00% Semi 6/16/2027 CAD 62,300,000 180,972 111,783 292,755
Pay 1D TONAR Annual 1.00% Annual 3/17/2027 JPY 475,200,000 18,996 (492) 18,504
Pay 3M BBR Qtrly 3.50% Semi 3/10/2027 NZD 44,900,000 (16,970) 119,313 102,343
Pay 6M BBR Semi 4.50% Semi 3/08/2035 AUD 9,900,000 (12,540) 92,528 79,988
Pay 6M BBR Semi 4.50% Semi 6/07/2035 AUD 37,500,000 255,575 24,747 280,322
Receive 1D SOFR Annual 4.00% Annual 3/21/2035 USD 1,600,000 16,804 (8,202) 8,602
Receive 1D SONIA Annual 4.00% Annual 3/21/2035 GBP 2,300,000 (6,143) 20,009 13,866
Receive 1D SONIA Annual 4.00% Annual 6/20/2035 GBP 3,300,000 (78,861) 96,119 17,258
Receive 1D TONAR Annual 1.00% Annual 3/22/2035 JPY 550,000,000 1,293 23,683 24,976

Consolidated Schedule of Investments
December 31, 2024
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3M STIBOR Qtrly 2.00% Annual 3/17/2027 SEK 42,000,000 $ (961) $ 26,908 $ 25,947
Receive 3M STIBOR Qtrly 2.00% Annual 6/16/2027 SEK 100,900,000 (37,726) 101,412 63,686
Receive 6M EURIBOR Semi 2.00% Annual 3/17/2027 EUR 8,800,000 3,564 15,034 18,598
Receive 6M EURIBOR Semi 2.00% Annual 6/20/2035 EUR 8,300,000 257,374 13,244 270,618
Receive 6M NIBOR Semi 4.00% Annual 3/17/2027 NOK 135,400,000 33,003 21,475 54,478
Receive 6M NIBOR Semi 4.00% Annual 6/16/2027 NOK 78,500,000 4,531 13,367 17,898
751,251 852,780 1,604,031
Pay 1D SOFR Annual 4.00% Annual 3/17/2027 USD 6,800,000 (5,228) (359) (5,587)
Pay 1D SOFR Annual 4.00% Annual 6/16/2027 USD 9,400,000 (2,963) 521 (2,442)
Pay 1D SONIA Annual 4.00% Annual 3/17/2027 GBP 9,700,000 (39,962) (2,739) (42,701)
Pay 1D SONIA Annual 4.00% Annual 6/16/2027 GBP 24,500,000 66,380 (129,925) (63,545)
Pay 1D TONAR Annual 1.00% Annual 6/20/2035 JPY 36,800,000 (2,188) (199) (2,387)
Pay 6M EURIBOR Semi 2.00% Annual 6/16/2027 EUR 42,100,000 (77,020) 10,263 (66,757)
Pay 6M EURIBOR Semi 2.00% Annual 3/21/2035 EUR 2,000,000 (22,740) (41,995) (64,735)
Receive 1D CORRA Semi 3.00% Semi 3/21/2035 CAD 11,800,000 90,762 (121,725) (30,963)
Receive 1D CORRA Semi 3.00% Semi 6/20/2035 CAD 5,300,000 (29,819) 19,846 (9,973)
Receive 1D SARON Annual 0.00% Annual 3/17/2027 CHF 2,500,000 5,041 (5,530) (489)
Receive 1D TONAR Annual 1.00% Annual 6/16/2027 JPY 6,431,700,000 (189,844) (22,038) (211,882)
Receive 3M BBR Qtrly 4.00% Qtrly 3/11/2027 AUD 89,300,000 (15,541) (228,164) (243,705)
Receive 3M BBR Qtrly 4.00% Qtrly 6/10/2027 AUD 188,200,000 (493,393) (137,296) (630,689)
(716,515) (659,340) (1,375,855)
$ 34,736 $ 193,440 $ 228,176
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at December 31, 2024 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 3.32%
1 Day Secured Overnight Financing Rate (“SOFR”): 4.49%
1 Day Sterling Overnight Index Average (“SONIA”): 4.70%
1 Day Swiss Average Rate Overnight (“SARON”): 0.45%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.22%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.42%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 2.54%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.49%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.57%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.70%

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
Total return swap contracts outstanding as of December 31, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
January Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination MSCS 01/17/2025 EUR (10,566,480) $ 133,410
DTOP Index
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination MLIN 03/20/2025 ZAR (141,990) 261
HSCEI January
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MSCS 01/27/2025 HKD 11,280,900 4,225
HSCEI January
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 01/27/2025 HKD 34,206,600 13,950
WIG20 Index
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 03/21/2025 PLN (2,484,160) 15,835
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CORRA plus or
minus a specified
spread (-0.60%)
Monthly BANA 03/19/2025 CAD (180,215) 4,372
MSCI Mexico Net
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TIIE plus or minus
a specified spread
(-0.20%)
Monthly BANA 03/19/2025 MXN (10,866,404) 19,870
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA
Monthly BANA 03/19/2025 SGD (433,908) 5,096
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-0.18%)
Monthly BANA 03/19/2025 ZAR (15,025,196) 40,781
Tel Aviv Stock
Exchange 35
Index
Decreases in
total return
of reference
entity and pays
the TELBOR
plus or minus
a specified
spread (-0.01%)
Increases in
total return of
reference entity
Monthly BANA 03/19/2025 ILS 77,099 492
Total unrealized appreciation 238,292

Consolidated Schedule of Investments
December 31, 2024
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
iBovespa Index
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 02/12/2025 BRL 41,092,688 $ (281,451)
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MSCS 03/13/2025 KRW 3,109,275,000 (3,431)
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
Monthly MLIN 03/21/2025 CHF 24,633,450 (239,896)
TAIEX Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 01/15/2025 TWD 32,261,600 (3,093)
MSCI Brazil Net
Return Index
Decreases in
total return
of reference
entity and
pays the CDI
plus or minus
a specified
spread (-0.60%)
Increases in
total return of
reference entity
Monthly BANA 03/19/2025 BRL 3,035,857 (38,368)
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (0.69%)
Increases in
total return of
reference entity
Monthly BANA 03/19/2025 SEK 622,950 (2,465)
Total unrealized depreciation (568,704)
Net unrealized depreciation $ (330,412)
Futures contracts outstanding as of December 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Hang Seng Index 14 1/2025 HKD $ 1,810,420 $ 5,616
HSCEI 16 1/2025 HKD 749,667 3,780
IBEX 35 Index 225 1/2025 EUR 27,004,454 (91,305)
LME Aluminum Base Metal 1 1/2025 USD 63,412 (216)
LME Aluminum Base Metal 1 1/2025 USD 63,325 (510)
LME Aluminum Base Metal 1 1/2025 USD 63,278 (1,291)
LME Aluminum Base Metal 1 1/2025 USD 63,490 (2,908)
LME Aluminum Base Metal 1 1/2025 USD 63,541 (1,979)
LME Aluminum Base Metal 2 1/2025 USD 126,220 (5,663)
LME Aluminum Base Metal 2 1/2025 USD 126,954 (4,849)
LME Copper Base Metal 1 1/2025 USD 217,145 (20,358)
LME Copper Base Metal 1 1/2025 USD 217,344 (21,434)
LME Copper Base Metal 1 1/2025 USD 216,607 (27,196)
LME Copper Base Metal 1 1/2025 USD 217,068 (23,359)
LME Copper Base Metal 1 1/2025 USD 216,514 (27,539)
LME Copper Base Metal 2 1/2025 USD 432,634 (63,837)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 3 1/2025 USD $ 659,614 $ (89,716)
LME Copper Base Metal 4 1/2025 USD 869,764 (85,133)
LME Lead Base Metal 1 1/2025 USD 48,299 (4,148)
LME Lead Base Metal 1 1/2025 USD 48,238 (3,203)
LME Lead Base Metal 1 1/2025 USD 48,319 (2,293)
LME Lead Base Metal 1 1/2025 USD 48,349 (3,179)
LME Lead Base Metal 1 1/2025 USD 48,126 (5,281)
LME Nickel Base Metal 1 1/2025 USD 90,855 (13,301)
LME Nickel Base Metal 1 1/2025 USD 91,088 (5,026)
LME Nickel Base Metal 1 1/2025 USD 90,666 (17,628)
LME Nickel Base Metal 1 1/2025 USD 91,070 (5,443)
LME Nickel Base Metal 1 1/2025 USD 90,840 (13,590)
LME Nickel Base Metal 1 1/2025 USD 90,744 (15,380)
LME Nickel Base Metal 2 1/2025 USD 181,529 (30,296)
LME Nickel Base Metal 2 1/2025 USD 182,247 (9,589)
LME Zinc Base Metal 1 1/2025 USD 73,940 (2,347)
LME Zinc Base Metal 1 1/2025 USD 73,849 (4,748)
LME Zinc Base Metal 1 1/2025 USD 74,011 (1,254)
LME Zinc Base Metal 1 1/2025 USD 74,068 (3,181)
LME Zinc Base Metal 1 1/2025 USD 74,109 (5,094)
LME Zinc Base Metal 2 1/2025 USD 148,250 (4,006)
Natural Gas 37 1/2025 USD 1,344,210 93,286
OMXS30 Index 751 1/2025 SEK 16,854,287 (448,880)
SGX FTSE China A50 Index 116 1/2025 USD 1,561,940 (13,843)
SGX FTSE Taiwan Index 108 1/2025 USD 8,268,480 (106,705)
WTI Crude Oil 528 1/2025 USD 37,868,160 1,492,675
100 oz Gold 24 2/2025 USD 6,338,400 (122,621)
Lean Hogs 27 2/2025 USD 878,040 (48,941)
Live Cattle 30 2/2025 USD 2,299,200 48,957
LME Aluminum Base Metal 1 2/2025 USD 63,671 (1,317)
LME Aluminum Base Metal 1 2/2025 USD 63,627 (1,558)
LME Aluminum Base Metal 1 2/2025 USD 63,671 (2,000)
LME Aluminum Base Metal 1 2/2025 USD 63,666 (2,537)
LME Aluminum Base Metal 1 2/2025 USD 63,646 (1,830)
LME Aluminum Base Metal 2 2/2025 USD 127,341 1,019
LME Aluminum Base Metal 2 2/2025 USD 127,239 (5,267)
LME Aluminum Base Metal 4 2/2025 USD 254,682 (1,571)
LME Aluminum Base Metal 8 2/2025 USD 509,072 (22,165)
LME Copper Base Metal 1 2/2025 USD 217,828 (11,163)
LME Copper Base Metal 1 2/2025 USD 218,236 (7,456)
LME Copper Base Metal 1 2/2025 USD 217,866 (3,987)
LME Copper Base Metal 1 2/2025 USD 217,645 (22,607)
LME Copper Base Metal 2 2/2025 USD 435,931 (14,824)
LME Copper Base Metal 4 2/2025 USD 871,912 (25,699)
LME Copper Base Metal 6 2/2025 USD 1,309,001 (48,842)
LME Copper Base Metal 7 2/2025 USD 1,525,811 (56,157)
LME Lead Base Metal 1 2/2025 USD 48,455 (2,236)
LME Lead Base Metal 1 2/2025 USD 48,480 (2,602)
LME Nickel Base Metal 1 2/2025 USD 91,421 (4,531)
LME Nickel Base Metal 1 2/2025 USD 91,387 (3,827)
LME Nickel Base Metal 1 2/2025 USD 91,221 (7,122)
LME Nickel Base Metal 2 2/2025 USD 182,387 (12,139)
LME Nickel Base Metal 2 2/2025 USD 182,637 (5,409)
LME Nickel Base Metal 2 2/2025 USD 182,747 (4,819)
LME Zinc Base Metal 1 2/2025 USD 74,277 783
LME Zinc Base Metal 1 2/2025 USD 74,183 (2,370)
LME Zinc Base Metal 1 2/2025 USD 74,200 (2,228)

Consolidated Schedule of Investments
December 31, 2024
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 1 2/2025 USD $ 74,335 $ (856)
LME Zinc Base Metal 2 2/2025 USD 148,695 1,810
LME Zinc Base Metal 2 2/2025 USD 148,670 (136)
LME Zinc Base Metal 4 2/2025 USD 297,188 5,324
Low Sulphur Gasoil 84 2/2025 USD 5,810,700 231,889
Sugar No. 11 97 2/2025 USD 2,092,406 (306,404)
Australia 10 Year Bond 438 3/2025 AUD 30,612,225 (387,601)
Cocoa 9 3/2025 USD 1,050,750 431,381
Cocoa 15 3/2025 GBP 1,716,918 731,775
Coffee 'C' 21 3/2025 USD 2,518,031 516,680
Corn 346 3/2025 USD 7,932,050 307,153
Euro STOXX 50 Index 30 3/2025 EUR 1,516,795 (30,174)
Euro-Bobl 39 3/2025 EUR 4,758,902 (48,560)
Euro-BTP 60 3/2025 EUR 7,451,905 (130,411)
Euro-Buxl 13 3/2025 EUR 1,780,212 (100,944)
Euro-OAT 50 3/2025 EUR 6,388,087 (127,599)
Feeder Cattle 3 3/2025 USD 394,463 7,293
FTSE/MIB Index 137 3/2025 EUR 24,337,814 (256,572)
KOSPI 200 Index 95 3/2025 KRW 5,144,771 11,835
LME Aluminum Base Metal 1 3/2025 USD 63,890 (957)
LME Aluminum Base Metal 1 3/2025 USD 63,819 (2,189)
LME Aluminum Base Metal 2 3/2025 USD 127,581 113
LME Aluminum Base Metal 2 3/2025 USD 127,781 (178)
LME Aluminum Base Metal 2 3/2025 USD 127,731 (2,527)
LME Aluminum Base Metal 3 3/2025 USD 191,330 (3,788)
LME Aluminum Base Metal 5 3/2025 USD 318,990 (9,374)
LME Aluminum Base Metal 63 3/2025 USD 4,024,078 (106,251)
LME Copper Base Metal 1 3/2025 USD 218,422 (8,851)
LME Copper Base Metal 2 3/2025 USD 438,400 (8,180)
LME Copper Base Metal 3 3/2025 USD 656,009 (33,174)
LME Copper Base Metal 4 3/2025 USD 873,545 (34,503)
LME Copper Base Metal 4 3/2025 USD 875,370 (27,848)
LME Copper Base Metal 5 3/2025 USD 1,093,525 (56,488)
LME Copper Base Metal 6 3/2025 USD 1,313,580 (31,973)
LME Copper Base Metal 6 3/2025 USD 1,310,955 (59,814)
LME Copper Base Metal 7 3/2025 USD 1,531,198 (60,921)
LME Copper Base Metal 8 3/2025 USD 1,750,840 (81,269)
LME Lead Base Metal 1 3/2025 USD 48,537 (3,730)
LME Lead Base Metal 2 3/2025 USD 97,407 (2,581)
LME Lead Base Metal 10 3/2025 USD 487,035 (26,065)
LME Nickel Base Metal 1 3/2025 USD 91,608 (5,100)
LME Nickel Base Metal 1 3/2025 USD 91,729 (2,986)
LME Nickel Base Metal 1 3/2025 USD 91,757 (4,395)
LME Nickel Base Metal 1 3/2025 USD 91,591 (4,398)
LME Nickel Base Metal 2 3/2025 USD 183,251 (8,333)
LME Nickel Base Metal 2 3/2025 USD 183,754 (2,066)
LME Nickel Base Metal 3 3/2025 USD 275,399 (6,069)
LME Nickel Base Metal 6 3/2025 USD 550,920 (18,270)
LME Zinc Base Metal 1 3/2025 USD 74,435 (3,151)
LME Zinc Base Metal 1 3/2025 USD 74,410 (3,638)
LME Zinc Base Metal 2 3/2025 USD 148,670 (5,582)
LME Zinc Base Metal 2 3/2025 USD 148,825 (2,401)
LME Zinc Base Metal 2 3/2025 USD 148,670 (6,013)
LME Zinc Base Metal 3 3/2025 USD 223,454 (5,439)
LME Zinc Base Metal 4 3/2025 USD 297,339 (14,364)
LME Zinc Base Metal 4 3/2025 USD 297,850 (5,087)
LME Zinc Base Metal 30 3/2025 USD 2,235,255 (76,278)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Long Gilt 183 3/2025 GBP $ 21,173,209 $ (419,312)
MEX BOLSA Index 4 3/2025 MXN 96,260 (3,465)
MSCI Emerging Markets Index 27 3/2025 USD 1,449,630 (53,716)
Nikkei 225 Index 2 3/2025 JPY 507,166 8,803
Palladium 3 3/2025 USD 272,940 (36,862)
Russell 2000 E-Mini Index 18 3/2025 USD 2,024,820 (127,775)
S&P 500 E-Mini Index 76 3/2025 USD 22,555,850 (745,925)
S&P Midcap 400 E-Mini Index 6 3/2025 USD 1,888,020 (105,273)
S&P/TSX 60 Index 15 3/2025 CAD 3,099,447 (65,532)
Soybean 139 3/2025 USD 7,022,975 75,410
Soybean Oil 10 3/2025 USD 242,160 (7,279)
U.S. Treasury 10 Year Note 354 3/2025 USD 38,497,500 (372,368)
Wheat 30 3/2025 USD 827,250 (21,260)
Aluminum 1 4/2025 USD 63,763 (265)
Platinum 5 4/2025 USD 227,625 (4,269)
3 Month Euro Euribor 29 6/2025 EUR 7,357,837 4,467
3 Month SARON 5 6/2025 CHF 1,376,026 2,682
90-Day New Zealand Bill 6 6/2025 NZD 3,329,172 2,732
3 Month CORRA 40 9/2025 CAD 6,767,888 10,340
3 Month Euro Euribor 24 9/2025 EUR 6,095,149 1,592
3 Month SARON 21 9/2025 CHF 5,790,012 14,518
90-Day New Zealand Bill 2 9/2025 NZD 1,110,158 212
3 Month CORRA 28 12/2025 CAD 4,740,200 9,826
3 Month Euro Euribor 23 12/2025 EUR 5,842,971 (67)
3 Month SARON 13 12/2025 CHF 3,585,546 10,882
90-Day Australian Bank Bill 5 12/2025 AUD 3,067,071 319
90-Day New Zealand Bill 1 12/2025 NZD 555,079 256
3 Month CORRA 17 3/2026 CAD 2,878,865 1,896
3 Month Euro Euribor 8 3/2026 EUR 2,031,923 2,347
3 Month SARON 14 3/2026 CHF 3,860,779 9,453
3 Month Euro Euribor 8 6/2026 EUR 2,030,888 2,257
3 Month SARON 6 6/2026 CHF 1,653,711 909
3 Month Euro Euribor 8 9/2026 EUR 2,029,852 410
3 Month Euro Euribor 9 12/2026 EUR 2,282,651 (3,858)
Total of long contracts (1,673,567)
Short Contracts
Brent Crude Oil (53) 1/2025 USD (3,955,920) (39,691)
CAC 40 10 Euro Index (289) 1/2025 EUR (22,106,287) (12,225)
IFSC NIFTY 50 Index (18) 1/2025 USD (855,702) 5,230
LME Aluminum Base Metal (1) 1/2025 USD (63,412) 544
LME Aluminum Base Metal (1) 1/2025 USD (63,278) 1,251
LME Aluminum Base Metal (1) 1/2025 USD (63,490) 3,307
LME Aluminum Base Metal (1) 1/2025 USD (63,541) 2,482
LME Aluminum Base Metal (1) 1/2025 USD (63,325) 785
LME Aluminum Base Metal (2) 1/2025 USD (126,220) 5,612
LME Aluminum Base Metal (2) 1/2025 USD (126,954) 4,866
LME Copper Base Metal (1) 1/2025 USD (217,068) 23,530
LME Copper Base Metal (1) 1/2025 USD (216,607) 27,078
LME Copper Base Metal (1) 1/2025 USD (216,514) 27,417
LME Copper Base Metal (1) 1/2025 USD (217,344) 21,440
LME Copper Base Metal (1) 1/2025 USD (217,145) 21,069
LME Copper Base Metal (2) 1/2025 USD (432,634) 64,361
LME Copper Base Metal (3) 1/2025 USD (659,614) 88,581
LME Copper Base Metal (4) 1/2025 USD (869,764) 85,957
LME Lead Base Metal (1) 1/2025 USD (48,349) 3,021
LME Lead Base Metal (1) 1/2025 USD (48,319) 2,299
LME Lead Base Metal (1) 1/2025 USD (48,126) 5,446

Consolidated Schedule of Investments
December 31, 2024
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (1) 1/2025 USD $ (48,238) $ 2,972
LME Lead Base Metal (1) 1/2025 USD (48,299) 4,020
LME Nickel Base Metal (1) 1/2025 USD (90,840) 13,257
LME Nickel Base Metal (1) 1/2025 USD (90,744) 14,928
LME Nickel Base Metal (1) 1/2025 USD (91,070) 5,165
LME Nickel Base Metal (1) 1/2025 USD (90,855) 13,459
LME Nickel Base Metal (1) 1/2025 USD (90,666) 19,011
LME Nickel Base Metal (1) 1/2025 USD (91,088) 4,572
LME Nickel Base Metal (2) 1/2025 USD (182,247) 9,856
LME Nickel Base Metal (2) 1/2025 USD (181,529) 29,785
LME Zinc Base Metal (1) 1/2025 USD (73,940) 2,072
LME Zinc Base Metal (1) 1/2025 USD (74,109) 4,146
LME Zinc Base Metal (1) 1/2025 USD (74,068) 1,979
LME Zinc Base Metal (1) 1/2025 USD (74,011) 1,435
LME Zinc Base Metal (1) 1/2025 USD (73,849) 5,299
LME Zinc Base Metal (2) 1/2025 USD (148,250) 4,161
MSCI Singapore Index (128) 1/2025 SGD (3,500,282) 2,919
NY Harbor ULSD (81) 1/2025 USD (7,880,393) (346,510)
RBOB Gasoline (50) 1/2025 USD (4,219,320) (58,608)
LME Aluminum Base Metal (1) 2/2025 USD (63,627) 2,372
LME Aluminum Base Metal (1) 2/2025 USD (63,671) 1,929
LME Aluminum Base Metal (1) 2/2025 USD (63,671) 1,902
LME Aluminum Base Metal (1) 2/2025 USD (63,646) 1,923
LME Aluminum Base Metal (1) 2/2025 USD (63,666) 2,597
LME Aluminum Base Metal (2) 2/2025 USD (127,239) 4,994
LME Aluminum Base Metal (2) 2/2025 USD (127,341) (2,347)
LME Aluminum Base Metal (4) 2/2025 USD (254,682) 1,606
LME Aluminum Base Metal (8) 2/2025 USD (509,072) 19,557
LME Copper Base Metal (1) 2/2025 USD (217,866) 5,475
LME Copper Base Metal (1) 2/2025 USD (217,645) 18,662
LME Copper Base Metal (1) 2/2025 USD (218,236) 8,011
LME Copper Base Metal (1) 2/2025 USD (217,828) 10,794
LME Copper Base Metal (2) 2/2025 USD (435,931) 14,401
LME Copper Base Metal (4) 2/2025 USD (871,912) 26,043
LME Copper Base Metal (6) 2/2025 USD (1,309,001) 49,128
LME Copper Base Metal (7) 2/2025 USD (1,525,811) 59,891
LME Lead Base Metal (1) 2/2025 USD (48,480) 2,455
LME Lead Base Metal (1) 2/2025 USD (48,455) 2,117
LME Nickel Base Metal (1) 2/2025 USD (91,221) 7,713
LME Nickel Base Metal (1) 2/2025 USD (91,387) 3,924
LME Nickel Base Metal (1) 2/2025 USD (91,421) 4,103
LME Nickel Base Metal (2) 2/2025 USD (182,637) 5,278
LME Nickel Base Metal (2) 2/2025 USD (182,387) 12,430
LME Nickel Base Metal (2) 2/2025 USD (182,747) 4,246
LME Zinc Base Metal (1) 2/2025 USD (74,183) 999
LME Zinc Base Metal (1) 2/2025 USD (74,200) 2,499
LME Zinc Base Metal (1) 2/2025 USD (74,335) 839
LME Zinc Base Metal (1) 2/2025 USD (74,277) (1,080)
LME Zinc Base Metal (2) 2/2025 USD (148,695) (1,300)
LME Zinc Base Metal (2) 2/2025 USD (148,670) 719
LME Zinc Base Metal (4) 2/2025 USD (297,188) (8,300)
Australia 3 Year Bond (65) 3/2025 AUD (4,270,732) 14,296
Canada 10 Year Bond (196) 3/2025 CAD (16,725,006) 6,969
Copper (3) 3/2025 USD (301,988) 2,306
Cotton No. 2 (18) 3/2025 USD (615,600) 8,092
DAX Index (27) 3/2025 EUR (14,020,333) 310,439
DJIA CBOT E-Mini Index (7) 3/2025 USD (1,500,555) 35,776

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Euro-Bund (336) 3/2025 EUR $ (46,384,037) $ 778,876
Euro-Schatz (150) 3/2025 EUR (16,619,954) 40,965
FTSE 100 Index (80) 3/2025 GBP (8,192,934) 80,407
FTSE/JSE Top 40 Index (69) 3/2025 ZAR (2,790,750) 106,781
Japan 10 Year Bond (67) 3/2025 JPY (60,521,212) 174,625
KC HRW Wheat (13) 3/2025 USD (363,513) (884)
LME Aluminum Base Metal (1) 3/2025 USD (63,890) 757
LME Aluminum Base Metal (1) 3/2025 USD (63,819) 2,053
LME Aluminum Base Metal (2) 3/2025 USD (127,731) 2,251
LME Aluminum Base Metal (2) 3/2025 USD (127,581) 269
LME Aluminum Base Metal (2) 3/2025 USD (127,781) 273
LME Aluminum Base Metal (3) 3/2025 USD (191,330) 4,336
LME Aluminum Base Metal (5) 3/2025 USD (318,990) 7,545
LME Copper Base Metal (1) 3/2025 USD (218,422) 8,851
LME Copper Base Metal (2) 3/2025 USD (438,400) 6,426
LME Copper Base Metal (3) 3/2025 USD (656,009) 33,362
LME Copper Base Metal (4) 3/2025 USD (875,370) 29,803
LME Copper Base Metal (4) 3/2025 USD (873,545) 34,641
LME Copper Base Metal (5) 3/2025 USD (1,093,525) 51,434
LME Copper Base Metal (6) 3/2025 USD (1,310,955) 62,279
LME Copper Base Metal (6) 3/2025 USD (1,313,580) 30,219
LME Copper Base Metal (7) 3/2025 USD (1,531,198) 57,962
LME Copper Base Metal (57) 3/2025 USD (12,474,735) 467,602
LME Lead Base Metal (1) 3/2025 USD (48,537) 3,910
LME Lead Base Metal (2) 3/2025 USD (97,407) 2,738
LME Nickel Base Metal (1) 3/2025 USD (91,757) 4,630
LME Nickel Base Metal (1) 3/2025 USD (91,729) 2,948
LME Nickel Base Metal (1) 3/2025 USD (91,591) 4,844
LME Nickel Base Metal (1) 3/2025 USD (91,608) 5,307
LME Nickel Base Metal (2) 3/2025 USD (183,754) 1,684
LME Nickel Base Metal (2) 3/2025 USD (183,251) 8,518
LME Nickel Base Metal (3) 3/2025 USD (275,399) 5,932
LME Nickel Base Metal (10) 3/2025 USD (918,200) 39,676
LME Zinc Base Metal (1) 3/2025 USD (74,435) 3,019
LME Zinc Base Metal (1) 3/2025 USD (74,410) 3,537
LME Zinc Base Metal (2) 3/2025 USD (148,670) 5,450
LME Zinc Base Metal (2) 3/2025 USD (148,825) 2,344
LME Zinc Base Metal (2) 3/2025 USD (148,670) 6,075
LME Zinc Base Metal (3) 3/2025 USD (223,454) 4,512
LME Zinc Base Metal (4) 3/2025 USD (297,850) 4,430
LME Zinc Base Metal (4) 3/2025 USD (297,339) 13,425
LME Zinc Base Metal (4) 3/2025 USD (298,034) 4,979
MSCI EAFE Index (10) 3/2025 USD (1,133,750) 25,024
SET50 Index (131) 3/2025 THB (694,287) (4,448)
Silver (39) 3/2025 USD (5,702,190) 341,710
Soybean Meal (3) 3/2025 USD (95,070) (6,844)
SPI 200 Index (39) 3/2025 AUD (4,917,125) 103,536
TOPIX Index (56) 3/2025 JPY (9,917,315) (87,375)
U.S. Treasury 2 Year Note (109) 3/2025 USD (22,412,273) (12,499)
U.S. Treasury 5 Year Note (92) 3/2025 USD (9,781,469) 9,432
U.S. Treasury Long Bond (49) 3/2025 USD (5,572,219) 89,673
U.S. Treasury Ultra Bond (25) 3/2025 USD (2,964,844) 106,696
90-Day Australian Bank Bill (3) 6/2025 AUD (1,839,299) (428)
3 Month SOFR (13) 9/2025 USD (3,118,538) (793)
3 Month SONIA (12) 9/2025 GBP (3,593,829) 5,649
90-Day Australian Bank Bill (13) 9/2025 AUD (7,972,825) (3,052)
3 Month SOFR (21) 12/2025 USD (5,041,313) 2,772

Consolidated Schedule of Investments
December 31, 2024
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month SONIA (6) 12/2025 GBP $ (1,799,262) $ 3,121
3 Month SOFR (23) 3/2026 USD (5,522,875) 5,836
3 Month SONIA (13) 3/2026 GBP (3,902,470) 6,186
90-Day Australian Bank Bill (11) 3/2026 AUD (6,747,721) (691)
3 Month CORRA (4) 6/2026 CAD (677,484) (714)
3 Month SOFR (5) 6/2026 USD (1,200,813) 1,324
3 Month SONIA (5) 6/2026 GBP (1,501,732) 611
3 Month SOFR (5) 9/2026 USD (1,200,750) 1,504
3 Month SONIA (4) 9/2026 GBP (1,201,887) (30)
3 Month SOFR (5) 12/2026 USD (1,200,688) 2,008
3 Month SONIA (5) 12/2026 GBP (1,502,749) 289
3 Month SOFR (5) 3/2027 USD (1,200,500) 3,853
3 Month SONIA (4) 3/2027 GBP (1,202,575) 1,480
Total of short contracts 3,420,357
Net unrealized appreciation $ 1,746,790
Forward foreign currency exchange contracts outstanding as of December 31, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
BRL 501,423 USD 79,824 CITI
**
3/19/2025 $ 283
BRL 501,423 USD 79,824 JPMC
**
3/19/2025 283
CNY 1 USD –
(a)
CITI
**
3/19/2025 –
COP 1,575,757,313 USD 351,286 CITI
**
3/19/2025 2,754
COP 1,575,757,313 USD 351,284 JPMC
**
3/19/2025 2,755
ILS 3,998,500 USD 1,097,958 CITI 3/19/2025 4,042
ILS 3,998,500 USD 1,097,952 JPMC 3/19/2025 4,046
JPY 60,000,000 USD 383,511 CITI 3/19/2025 1,170
JPY 60,000,000 USD 383,509 JPMC 3/19/2025 1,172
KRW 250,000,000 USD 169,373 CITI
**
3/19/2025 320
KRW 250,000,000 USD 169,373 JPMC
**
3/19/2025 320
PLN 177,000 USD 42,698 CITI 3/19/2025 37
PLN 177,000 USD 42,697 JPMC 3/19/2025 37
THB 12,791,665 USD 371,091 CITI 3/19/2025 5,953
THB 12,791,665 USD 371,089 JPMC 3/19/2025 5,953
USD 9,780,790 AUD 15,373,500 CITI 3/19/2025 264,317
USD 9,780,839 AUD 15,373,500 JPMC 3/19/2025 264,366
USD 249,004 BRL 1,521,500 CITI
**
3/19/2025 5,930
USD 249,005 BRL 1,521,500 JPMC
**
3/19/2025 5,931
USD 17,912,508 CAD 25,223,062 CITI 3/19/2025 316,401
USD 17,912,598 CAD 25,223,063 JPMC 3/19/2025 316,489
USD 23,433,734 CHF 20,492,005 CITI 3/19/2025 663,385
USD 23,433,840 CHF 20,491,995 JPMC 3/19/2025 663,502
USD 50,528 CLP 50,000,000 CITI
**
3/19/2025 297
USD 50,528 CLP 50,000,000 JPMC
**
3/19/2025 297
USD 6,207,799 CNY 44,913,518 CITI
**
3/19/2025 75,963
USD 6,207,830 CNY 44,913,516 JPMC
**
3/19/2025 75,994
USD 60,135 CZK 1,442,875 CITI 3/19/2025 749
USD 60,136 CZK 1,442,875 JPMC 3/19/2025 749
USD 18,747,877 EUR 17,788,795 CITI 3/19/2025 260,498
USD 18,747,970 EUR 17,788,794 JPMC 3/19/2025 260,592
USD 4,842,454 GBP 3,849,224 CITI 3/19/2025 26,345
USD 4,842,471 GBP 3,849,218 JPMC 3/19/2025 26,369

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 455,015 HUF 180,000,003 CITI 3/19/2025 $ 3,585
USD 455,017 HUF 179,999,998 JPMC 3/19/2025 3,587
USD 311,441 IDR 5,005,151,000 CITI
**
3/19/2025 4,160
USD 311,443 IDR 5,005,151,000 JPMC
**
3/19/2025 4,162
USD 3,123,946 INR 267,543,750 CITI
**
3/19/2025 21,803
USD 3,123,962 INR 267,543,750 JPMC
**
3/19/2025 21,819
USD 4,129,518 JPY 625,060,624 CITI 3/19/2025 122,034
USD 4,129,539 JPY 625,060,632 JPMC 3/19/2025 122,054
USD 3,360,832 KRW 4,702,244,633 CITI
**
3/19/2025 169,080
USD 3,360,848 KRW 4,702,244,633 JPMC
**
3/19/2025 169,096
USD 3,086,608 MXN 63,916,000 CITI 3/19/2025 59,259
USD 3,086,624 MXN 63,916,000 JPMC 3/19/2025 59,275
USD 1,595,900 NOK 17,816,000 CITI 3/19/2025 31,108
USD 1,595,908 NOK 17,816,000 JPMC 3/19/2025 31,116
USD 26,060,804 NZD 44,370,121 CITI 3/19/2025 1,215,133
USD 26,062,139 NZD 44,370,118 JPMC 3/19/2025 1,216,470
USD 60,720 PEN 227,034 CITI
**
3/19/2025 427
USD 60,720 PEN 227,034 JPMC
**
3/19/2025 427
USD 1,940,360 PLN 7,957,233 CITI 3/19/2025 19,180
USD 1,940,369 PLN 7,957,233 JPMC 3/19/2025 19,190
USD 6,780,814 SEK 73,951,002 CITI 3/19/2025 69,446
USD 6,780,848 SEK 73,950,998 JPMC 3/19/2025 69,480
USD 6,663,501 SGD 8,918,502 CITI 3/19/2025 113,141
USD 6,663,535 SGD 8,918,502 JPMC 3/19/2025 113,174
USD 24,571 THB 833,375 CITI 3/19/2025 7
USD 24,571 THB 833,375 JPMC 3/19/2025 7
USD 736,553 TWD 24,000,000 CITI
**
3/19/2025 5,102
USD 736,557 TWD 24,000,000 JPMC
**
3/19/2025 5,105
USD 1,223,253 ZAR 22,500,001 CITI 3/19/2025 39,105
USD 1,223,259 ZAR 22,500,002 JPMC 3/19/2025 39,111
Total unrealized appreciation 7,003,942
AUD 13,653,083 USD 8,795,474 CITI 3/19/2025 (343,967)
AUD 13,653,082 USD 8,794,149 JPMC 3/19/2025 (342,642)
BRL 11,836,627 USD 1,989,399 CITI
**
3/19/2025 (98,392)
BRL 11,836,627 USD 1,989,389 JPMC
**
3/19/2025 (98,382)
CAD 5,281,001 USD 3,772,682 CITI 3/19/2025 (88,552)
CAD 5,281,001 USD 3,772,663 JPMC 3/19/2025 (88,533)
CHF 676,113 USD 769,291 CITI 3/19/2025 (18,008)
CHF 676,103 USD 769,276 JPMC 3/19/2025 (18,002)
CLP 327,390,313 USD 335,168 CITI
**
3/19/2025 (6,273)
CLP 327,390,313 USD 335,166 JPMC
**
3/19/2025 (6,270)
CNY 11,991,474 USD 1,654,901 CITI
**
3/19/2025 (17,761)
CNY 11,991,473 USD 1,654,897 JPMC
**
3/19/2025 (17,758)
COP 275,108,187 USD 61,885 CITI
**
3/19/2025 (74)
COP 275,108,187 USD 61,885 JPMC
**
3/19/2025 (74)
CZK 36,000,000 USD 1,508,232 CITI 3/19/2025 (26,536)
CZK 36,000,000 USD 1,508,224 JPMC 3/19/2025 (26,529)
DKK 698,000 USD 99,007 CITI 3/19/2025 (1,649)
DKK 698,000 USD 99,006 JPMC 3/19/2025 (1,648)
EUR 12,749,001 USD 13,432,932 CITI 3/19/2025 (183,265)
EUR 12,749,000 USD 13,432,864 JPMC 3/19/2025 (183,197)
GBP 13,503,003 USD 17,107,161 CITI 3/19/2025 (212,345)
GBP 13,502,997 USD 17,107,068 JPMC 3/19/2025 (212,260)
HUF 190,585,460 USD 483,581 CITI 3/19/2025 (5,603)
HUF 190,585,456 USD 483,579 JPMC 3/19/2025 (5,601)
ILS 6,680,000 USD 1,851,560 CITI 3/19/2025 (10,532)
ILS 6,680,000 USD 1,851,551 JPMC 3/19/2025 (10,523)
INR 1,062,652,500 USD 12,501,639 CITI
**
3/19/2025 (180,292)

Consolidated Schedule of Investments
December 31, 2024
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
INR 1,062,652,500 USD 12,501,577 JPMC
**
3/19/2025 $ (180,228)
JPY 1,946,754,997 USD 12,951,359 CITI 3/19/2025 (470,024)
JPY 1,946,755,004 USD 12,951,294 JPMC 3/19/2025 (469,954)
KRW 1,250,000,000 USD 881,315 CITI
**
3/19/2025 (32,849)
KRW 1,250,000,000 USD 881,310 JPMC
**
3/19/2025 (32,847)
MXN 1,783,062 USD 84,928 CITI 3/19/2025 (474)
MXN 1,783,062 USD 84,928 JPMC 3/19/2025 (474)
NOK 213,663,822 USD 19,243,670 CITI 3/19/2025 (477,424)
NOK 213,663,822 USD 19,243,574 JPMC 3/19/2025 (477,325)
NZD 6,757,501 USD 3,858,482 CITI 3/19/2025 (74,526)
NZD 6,757,499 USD 3,858,462 JPMC 3/19/2025 (74,505)
PEN 1,160,500 USD 310,780 CITI
**
3/19/2025 (2,587)
PEN 1,160,500 USD 310,778 JPMC
**
3/19/2025 (2,585)
PLN 1,887,500 USD 464,977 CITI 3/19/2025 (9,262)
PLN 1,887,500 USD 464,974 JPMC 3/19/2025 (9,260)
SEK 29,971,002 USD 2,757,497 CITI 3/19/2025 (37,502)
SEK 29,970,998 USD 2,757,483 JPMC 3/19/2025 (37,488)
SGD 1,836,679 USD 1,371,817 CITI 3/19/2025 (22,833)
SGD 1,836,678 USD 1,371,761 JPMC 3/19/2025 (22,780)
TWD 143,074,307 USD 4,442,222 CITI
**
3/19/2025 (81,724)
TWD 143,074,306 USD 4,442,218 JPMC
**
3/19/2025 (81,721)
USD 12,088 BRL 76,000 CITI
**
3/19/2025 (53)
USD 12,088 BRL 76,000 JPMC
**
3/19/2025 (53)
USD 1,172,972 CAD 1,685,000 CITI 3/19/2025 (2,519)
USD 1,172,977 CAD 1,685,000 JPMC 3/19/2025 (2,512)
USD 200,312 CLP 200,000,000 CITI
**
3/19/2025 (606)
USD 200,313 CLP 200,000,000 JPMC
**
3/19/2025 (605)
USD 33,638 COP 150,000,000 CITI
**
3/19/2025 (63)
USD 33,639 COP 150,000,000 JPMC
**
3/19/2025 (63)
USD 94,725 GBP 75,779 CITI 3/19/2025 (88)
USD 94,726 GBP 75,779 JPMC 3/19/2025 (88)
USD 265,944 HKD 2,066,500 CITI 3/19/2025 (388)
USD 265,945 HKD 2,066,500 JPMC 3/19/2025 (387)
USD 30,522 IDR 500,000,000 CITI
**
3/19/2025 (175)
USD 30,522 IDR 500,000,000 JPMC
**
3/19/2025 (175)
USD 185,665 ILS 675,999 CITI 3/19/2025 (643)
USD 185,666 ILS 675,999 JPMC 3/19/2025 (642)
USD 202,379 INR 17,456,250 CITI
**
3/19/2025 (24)
USD 202,380 INR 17,456,250 JPMC
**
3/19/2025 (23)
USD 179,770 PEN 681,102 CITI
**
3/19/2025 (1,110)
USD 179,792 PEN 681,102 JPMC
**
3/19/2025 (1,087)
USD 392,307 PHP 23,176,500 CITI
**
3/19/2025 (4,211)
USD 392,314 PHP 23,176,500 JPMC
**
3/19/2025 (4,205)
USD 42,323 PLN 175,500 CITI 3/19/2025 (49)
USD 42,323 PLN 175,500 JPMC 3/19/2025 (49)
USD 324,416 THB 11,166,625 CITI 3/19/2025 (4,729)
USD 324,417 THB 11,166,625 JPMC 3/19/2025 (4,727)
ZAR 55,169,107 USD 3,015,178 CITI 3/19/2025 (111,695)
ZAR 55,169,107 USD 3,015,163 JPMC 3/19/2025 (111,682)
Total unrealized depreciation (5,055,691)
Net unrealized appreciation $ 1,948,251
** Non-deliverable forward foreign currency exchange contracts.
(a) Represents less than $0.5.

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2024
Collateral pledged to, or (received from), each counterparty at December 31, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BARC
Cash $ – $ 11,527,048 $ 11,527,048
CITG
Cash – 1,489,838 1,489,838
CITI
Cash (681,305) – (681,305)
Investment Companies 1,320,060 – 1,320,060
GSCO
Cash – 645,961 645,961
GSIN
U.S. Treasury Bills 2,828,821 – 2,828,821
JPMC
Investment Companies 2,000,176 – 2,000,176
JPMS
Cash – 6,451,684 6,451,684
MLIN
Cash 2,990,000 – 2,990,000
MSCS
Cash (260,096) – (260,096)
U.S. Treasury Bills 2,197,990 – 2,197,990
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 2,577,212 $ 2,577,212
JPPC
Cash – 662,321 662,321
MSCL
Cash – 600,315 600,315

Schedule of Investments
December 31, 2024
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Annual Report | December 2024

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 130.9%
COMMON STOCKS - 16.7%
Communication Services - 0 .5%
Diversified Telecommunication Services - 0 .4%
Frontier Communications Parent,
Inc. *(a) 253,581 8,799,261
Entertainment - 0 .0% †
Lions Gate Entertainment Corp.,
Class B * 11,294 85,270
Media - 0 .1%
Sirius XM Holdings, Inc. 41,892 955,137
Total Communication Services 9,839,668
Consumer Discretionary - 0 .8%
Hotels, Restaurants & Leisure - 0 .5%
Everi Holdings, Inc. *(a) 787,161 10,634,545
Household Durables - 0 .1%
Meritage Homes Corp. (a) 7,051 1,084,585
Specialty Retail - 0 .2%
Wayfair, Inc., Class A *(a) 108,253 4,797,773
Textiles, Apparel & Luxury Goods - 0 .0% †
Under Armour, Inc., Class A * 45,134 373,709
Total Consumer Discretionary 16,890,612
Energy - 1 .7%
Energy Equipment & Services - 1 .7%
ChampionX Corp. (a) 1,264,284 34,375,882
Financials - 5 .5%
Banks - 1 .6%
Brookline Bancorp, Inc. (a)
170,915 2,016,797
First Bancshares, Inc. (The) (a)
240,629 8,422,015
Heartland Financial USA, Inc. (a)
263,085 16,128,426
Premier Financial Corp. (a)
187,075 4,783,508
31,350,746
Capital Markets - 2 .4%
Aldel Financial II, Inc. *(b)
605,314 6,016,821
Andretti Acquisition Corp. II, Class
B (acquired 9/6/2024, Cost $309)
(3)*(b)(c) 77,278 309
Aquaron Acquisition Corp. *(b)
9,101 101,749
Bold Eagle Acquisition Corp., Class
A *(b) 756,618 7,460,253
byNordic Acquisition Corp. (Sweden)
*(b) 40,443 461,859
Cohen Circle Acquisition Corp. I,
Class B (acquired 10/11/2024, Cost
$326) (3)*(b)(c) 65,200 326
Coinbase Global, Inc., Class A *(a)
7,373 1,830,716
Direct Selling Acquisition Corp.,
Class A *(b) 135,365 1,524,210
ESH Acquisition Corp., Class A
(2)*(b) 8,212 88,361
Fact II Acquisition Corp. *(b)
422,360 4,172,917
INVESTMENTS SHARES VALUE ($)
Capital Markets - 2.4% (continued)
Fact II Acquisition Corp., Class A
(acquired 11/27/2024, Cost $149)
(3)*(b)(c) 14,907 149
Fact II Acquisition Corp., Class B
(acquired 11/27/2024, Cost $221)
(3)*(b)(c) 59,627 221
Four Leaf Acquisition Corp., Class
A *(b) 93,095 1,033,355
Gigcapital7 Corp., Class B (acquired
8/29/2024, Cost $78,678) (3)*(b)(c) 68,416 78,678
Global Blockchain Acquisition Corp.
*(b) 5,348 59,149
Global Star Acquisition, Inc., Class
A *(b) 2,379 28,453
GSR III, Acquisition Corp. *(b)
614,258 6,075,012
GSR III, Acquisition Corp., Class B
(acquired 11/7/2024, Cost $1) (3)*(b)
(c) 99,580 1
HCM II Acquisition Corp., Class B
(acquired 8/16/2024, Cost $236)
(3)*(b)(c) 59,069 236
Hennessy Capital Investment Corp.
VI, Class A *(b) 74,372 786,856
Hennessy Capital Investment VI.,
Class B (Liechtenstein) (acquired
10/2/2024, Cost $–) (3)*(b)(c) 18,593 2
IB Acquisition Corp. *(b)
185,392 1,878,021
Inception Growth Acquisition Ltd.
*(b) 26,400 282,480
Inception Growth Acquisition Ltd.,
Class B (acquired 4/26/2023, Cost
$–) (3)*(b)(c) 33,755 –
Iron Horse Acquisitions Corp. *(b)
66,623 685,551
Launch One Acquisition Corp., Class
B (acquired 7/11/2024, Cost $236)
(3)*(b)(c) 59,069 236
Launch Two Acquisition, Class B
(acquired 10/21/2024, Cost $261)
(3)*(b)(c) 65,200 261
Launch Two Acquisition Corp., Class
A *(b) 348,618 3,472,235
Newbury Street II Acquisition Corp.,
Class B (acquired 11/1/2024, Cost
$346) (3)*(b)(c) 86,566 346
Oaktree Acquisition Corp. III Life
Sciences, Class A *(b) 529,535 5,290,055
Qomolangma Acquisition Corp.
(3)*(b) 8,182 94,502
Quetta Acquisition Corp. *(b)
129,585 1,367,122
Rising Dragon Acquisition Corp.
(China) *(b) 83,578 837,452
Sagaliam Acquisition Corp., Class
A (2)*(b) 31,501 349,661
ShoulderUp Technology Acquisition
Corp., Class B (acquired 5/11/2023 -
11/21/2023, Cost $–) (3)*(b)(c) 45,000 –
Silverbox Corp. IV, Class B
(acquired 8/16/2024, Cost $273)
(3)*(b)(c) 68,292 273

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 2.4% (continued)
Sim Acquisition Corp. I, Class B
(acquired 7/11/2024, Cost $145)
(3)*(b)(c) 43,961 145
SK Growth Opportunities Corp.,
Class A *(b) 70,826 822,290
Tavia Acquisition Corp. (United
Kingdom) *(b) 214,404 2,126,888
Trailblazer Merger Corp. I (2)*(b)
119,448 1,327,067
Translational Development
Acquisition Corp., Class B (acquired
12/23/2024, Cost $242) (3)*(b)(c) 60,623 242
Voyager Acquisition Corp., Class
B (acquired 8/9/2024, Cost $300)
(3)*(b)(c) 74,993 300
Welsbach Technology Metals
Acquisition Corp. *(b) 71,413 857,670
49,112,430
Consumer Finance - 0 .1%
Moneylion, Inc. *(a)(d) 30,257 2,602,404
Financial Services - 0 .1%
Global Payments, Inc. (a) 12,666 1,419,352
Insurance - 1 .3%
Enstar Group Ltd. *(a) 81,236 26,162,054
Total Financials 110,646,986
Health Care - 0 .2%
Health Care Equipment & Supplies - 0 .0% †
Baird Medical Investment Holdings
Ltd., Class B (3)*(e) 46,529 353,620
Health Care Technology - 0 .0% †
Teladoc Health, Inc. *(a) 3,466 31,506
Pharmaceuticals - 0 .2%
Jazz Pharmaceuticals plc *(a)
15,472 1,905,377
Revance Therapeutics, Inc. *
605,983 1,842,188
3,747,565
Total Health Care 4,132,691
Industrials - 0 .2%
Ground Transportation - 0 .1%
Lyft, Inc., Class A *(a) 99,320 1,281,228
Professional Services - 0 .1%
Parsons Corp. *(a) 27,159 2,505,418
Total Industrials 3,786,646
Information Technology - 4 .0%
Communications Equipment - 1 .0%
Infinera Corp. *(a) 3,016,838 19,820,626
Semiconductors & Semiconductor Equipment - 0 .0% †
GCT Semiconductor Holding, Inc.
*(e) 25,000 58,250
Software - 3 .0%
Aspen Technology, Inc. *
110,272 27,527,199
Cleanspark, Inc. *(a)
84,889 781,828
HashiCorp, Inc., Class A *(a)
730,225 24,980,997
INVESTMENTS SHARES VALUE ($)
Software - 3.0% (continued)
IREN Ltd. (Australia) *(a)
30,936 303,792
Matterport, Inc. *(a)
1,750,781 8,298,702
Rezolve AI Ltd. (2)*(e)
19,875 75,922
61,968,440
Total Information Technology 81,847,316
Materials - 2 .1%
Metals & Mining - 2 .1%
Arch Resources, Inc. (a)
117,911 16,651,392
Gatos Silver, Inc. *(a)
615,734 8,607,961
Rio Tinto plc, ADR (Australia)
301,998 17,760,502
Total Materials 43,019,855
Utilities - 1 .7%
Electric Utilities - 1 .7%
ALLETE, Inc. (a)
321,843 20,855,427
NextEra Energy, Inc. (a)
176,819 12,676,154
Total Utilities 33,531,581
TOTAL COMMON STOCKS
(Cost $342,159,655) 338,071,237
CONVERTIBLE PREFERRED STOCKS - 2.7%
Financials - 1 .5%
Capital Markets - 0 .7%
Ares Management Corp.
Series B, $50 par, 6.75%,
10/1/2027 (2)(a) 245,661 13,521,182
Financial Services - 0 .8%
Apollo Global Management, Inc.
$50 par, 6.75%, 7/31/2026 (a) 200,000 17,382,000
Total Financials 30,903,182
Information Technology - 0 .2%
Technology Hardware, Storage & Peripherals - 0 .2%
Hewlett Packard Enterprise Co.
$50 par, 7.63%, 9/1/2027 (a) 50,000 3,135,500
Materials - 0 .4%
Chemicals - 0 .4%
Albemarle Corp.
$50 par, 7.25%, 3/1/2027 (2)
(a) 200,000 8,073,333
Utilities - 0 .6%
Electric Utilities - 0 .6%
PG&E Corp.
Series A, $50 par, 6.00%,
12/1/2027 *(a) 256,000 12,746,240
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $54,396,698) 54,858,255

Schedule of Investments
December 31, 2024
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
CLOSED-END FUNDS - 2 .4%
Financials - 2 .4%
abrdn Emerging Markets Equity
Income Fund, Inc. 28,297 146,861
abrdn Global Dynamic Dividend
Fund 25,221 247,166
abrdn Healthcare Investors
28,779 461,903
abrdn Income Credit Strategies
Fund 3,843 22,943
abrdn Life Sciences Investors
64,414 845,112
abrdn National Municipal Income
Fund 19,122 193,706
abrdn Total Dynamic Dividend Fund
119,446 1,004,541
Adams Natural Resources Fund,
Inc. 1,627 35,371
AllianceBernstein National Municipal
Income Fund, Inc. 38,835 422,136
Allspring Income Opportunities Fund
47,468 327,055
Allspring Multi-Sector Income Fund
48,774 448,233
Bancroft Fund Ltd.
345 6,110
BlackRock Enhanced Capital and
Income Fund, Inc. 1,284 25,808
BlackRock Enhanced Equity
Dividend Trust 151,422 1,253,774
BlackRock Enhanced Global
Dividend Trust 66,667 718,004
BlackRock Enhanced International
Dividend Trust 133,168 707,122
BlackRock Health Sciences Trust
362 13,731
BlackRock Investment Quality
Municipal Trust, Inc. (The) 2,394 26,693
BlackRock Municipal 2030 Target
Term Trust 60,334 1,242,277
BlackRock Municipal Income Quality
Trust 16,737 181,596
BlackRock Municipal Income Trust
17,592 173,457
BlackRock Municipal Income Trust II
34,779 365,527
BlackRock MuniHoldings Fund, Inc.
63,286 738,548
BlackRock MuniHoldings New
Jersey Quality Fund, Inc. 8,446 93,497
BlackRock MuniHoldings New York
Quality Fund, Inc. 26,522 274,237
BlackRock MuniHoldings Quality
Fund II, Inc. 33,721 337,210
BlackRock MuniVest Fund II, Inc.
25,487 268,888
BlackRock MuniVest Fund, Inc.
55,918 393,663
BlackRock MuniYield Michigan
Quality Fund, Inc. 17,920 200,346
BlackRock MuniYield New York
Quality Fund, Inc. 7,238 72,959
BlackRock MuniYield Quality Fund
II, Inc. 23,446 231,178
BlackRock New York Municipal
Income Trust 36,084 367,696
BlackRock Resources &
Commodities Strategy Trust 85,318 728,616
BlackRock Science and Technology
Term Trust 55,141 1,141,970
BNY Mellon Municipal Income, Inc.
39,419 279,875
INVESTMENTS SHARES VALUE ($)
Financials - 2.4% (continued)
BNY Mellon Strategic Municipal
Bond Fund, Inc. 84,883 493,170
BNY Mellon Strategic Municipals,
Inc. 135,912 820,908
Brookfield Real Assets Income
Fund, Inc. 143,197 1,907,384
Calamos Global Dynamic Income
Fund 134,121 905,317
Calamos Long
12,593 186,754
Central Securities Corp.
20,183 922,161
Clough Global Equity Fund
46,679 310,882
Clough Global Opportunities Fund
19,114 97,864
Cohen & Steers Select Preferred
and Income Fund, Inc. 760 15,025
Duff & Phelps Utility and
Infrastructure Fund, Inc. 16,784 196,205
Eaton Vance Municipal Income Trust
7,760 78,454
Eaton Vance Tax Managed Global
Buy Write Opportunities Fund 194,116 1,634,457
Eaton Vance Tax-Advantaged
Dividend Income Fund 70,368 1,692,350
Eaton Vance Tax-Advantaged Global
Dividend Income Fund 86,103 1,569,658
Eaton Vance Tax-Advantaged Global
Dividend Opportunities Fund 12,437 314,159
Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 314,981 2,573,395
Ellsworth Growth and Income Fund
Ltd. 36,599 354,644
Flaherty & Crumrine Preferred and
Income Fund 25,240 283,698
Flaherty & Crumrine Preferred and
Income Opportunity Fund, Inc. 12,724 114,643
Flaherty & Crumrine Preferred and
Income Securities Fund 87,011 1,351,281
Flaherty & Crumrine Total Return
Fund 26,945 449,981
Gabelli Dividend & Income Trust
(The) 61,494 1,485,080
Gabelli Healthcare & WellnessRx
Trust (The) 26,451 254,988
General American Investors Co.,
Inc. 13,311 678,994
Highland Global Allocation Fund
10,175 69,292
Insight Select Income Fund
3,020 52,337
Invesco California Value Municipal
Income Trust 31,761 347,465
Invesco Trust for Investment Grade
Municipals 24,344 245,874
Invesco Value Municipal Income
Trust 14,546 172,952
John Hancock Hedged Equity &
Income Fund 27,498 280,755
John Hancock Income Securities
Trust 8,802 98,538
John Hancock Tax-Advantaged
Dividend Income Fund 49,850 1,097,697
Lazard Global Total Return and
Income Fund, Inc. 12,003 191,808

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Financials - 2.4% (continued)
Neuberger Berman Municipal Fund,
Inc. 22,352 231,343
New Germany Fund, Inc. (The)
29,547 230,467
Nuveen Dow 30sm Dynamic
Overwrite Fund 83,410 1,256,155
Nuveen NASDAQ 100 Dynamic
Overwrite Fund 61,109 1,652,998
Nuveen Real Estate Income Fund
40,115 346,192
Nuveen S&P 500 Buy-Write Income
Fund 145,395 2,034,076
Nuveen Select Maturities Municipal
Fund 899 7,830
PIMCO California Municipal Income
Fund 562 5,080
Pioneer Municipal High Income
Advantage Fund, Inc. 38,765 326,789
Pioneer Municipal High Income
Fund Trust 53,118 491,873
Putnam Managed Municipal Income
Trust 863 5,152
Putnam Municipal Opportunities
Trust 667 6,757
Royce Micro-Cap Trust, Inc.
59,850 583,537
Royce Small-Cap Trust, Inc.
83,140 1,313,612
Saba Capital Income &
Opportunities Fund 1,173 8,938
Sprott Focus Trust, Inc.
29,638 216,654
SRH Total Return Fund, Inc.
83,012 1,329,852
Swiss Helvetia Fund, Inc. (The)
13,770 103,137
Templeton Emerging Markets Fund
21,648 258,694
Tri-Continental Corp.
16,882 534,991
Virtus Dividend Interest & Premium
Strategy Fund 79,224 1,000,599
Virtus Total Return Fund, Inc.
116,979 685,497
Voya Global Advantage and
Premium Opportunity Fund 2,397 22,052
Western Asset Managed Municipals
Fund, Inc. 15,429 157,376
Total Financials 48,055,630
TOTAL CLOSED-END FUNDS
(Cost $43,242,296) 48,055,630
PRINCIPAL
AMOUNT
CORPORATE BONDS - 5.3%
Communication Services - 1 .1%
Diversified Telecommunication Services - 1 .1%
Frontier Communications Holdings LLC
5.88%, 11/1/2029 (2) $ 17,687,750 17,589,560
6.00%, 1/15/2030 (2)(f) 4,617,000 4,606,691
22,196,251
Media - 0 .0% †
iHeartCommunications, Inc.
6.38%, 5/1/2026 (2) 423 381
Total Communication Services 22,196,632
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Consumer Discretionary - 0 .7%
Automobiles - 0 .5%
Mclaren Finance plc (United Kingdom)
7.50%, 8/1/2026 (2)(f) $ 9,825,000 9,770,167
Broadline Retail - 0 .2%
Wayfair LLC
7.25%, 10/31/2029 (2)(f) 3,762,000 3,760,118
Total Consumer Discretionary 13,530,285
Consumer Staples - 0 .2%
Household Products - 0 .2%
Kronos Acquisition Holdings, Inc. (Canada)
10.75%, 6/30/2032 (2)(f) 5,250,000 4,830,496
Energy - 1 .2%
Energy Equipment & Services - 1 .2%
KCA Deutag UK Finance plc (United Kingdom)
9.88%, 12/1/2025 (2)(f) 25,267,828 25,280,462
Oil, Gas & Consumable Fuels - 0 .0% †
Black Elk Energy Escrow
13.75%, 12/1/2015 (3)(g) 2,833,436 123,254
Total Energy 25,403,716
Financials - 0 .3%
Capital Markets - 0 .2%
Coinbase Global, Inc.
3.38%, 10/1/2028 (2)(f) 5,002,000 4,501,300
Financial Services - 0 .1%
Global Payments, Inc.
2.90%, 5/15/2030 (2) 1,750,000 1,558,006
Total Financials 6,059,306
Materials - 0 .7%
Containers & Packaging - 0 .4%
Pactiv Evergreen Group Issuer, Inc.
4.00%, 10/15/2027 (2)(f) 7,432,000 7,370,434
Metals & Mining - 0 .3%
United States Steel Corp.
6.88%, 3/1/2029 (2) 5,813,000 5,813,674
Total Materials 13,184,108
Real Estate - 0 .3%
Health Care REITs - 0 .3%
Diversified Healthcare Trust
9.75%, 6/15/2025 (2) 6,632,000 6,631,464
Utilities - 0 .8%
Gas Utilities - 0 .8%
Ferrellgas LP
5.38%, 4/1/2026 (2)(f) 11,700,000 11,577,014
5.88%, 4/1/2029 (2)(f) 3,920,000 3,582,913
15,159,927
Independent Power and Renewable Electricity Producers - 0 .0% †
Aegean Marine Petroleum Network, Inc. Escrow
0.00%, 12/15/2022 (3)(g) 2,375,000 2,375
Total Utilities 15,162,302
TOTAL CORPORATE BONDS
(Cost $108,148,554) 106,998,309

Schedule of Investments
December 31, 2024
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
CONVERTIBLE BONDS - 42.3%
Communication Services - 2 .3%
Entertainment - 0 .4%
Sea Ltd. (Singapore)
2.38%, 12/1/2025 (2)(a) $ 6,225,000 7,877,738
Interactive Media & Services - 1 .6%
Liberty TripAdvisor Holdings, Inc.
0.50%, 6/30/2051 (2)(f) 10,500,000 10,309,950
Snap, Inc.
0.25%, 5/1/2025 (2)(a) 3,608,000 3,515,996
0.75%, 8/1/2026 (2)(a) 5,785,000 5,611,450
0.13%, 3/1/2028 (2)(a) 16,286,000 13,330,091
32,767,487
Media - 0 .3%
Liberty Broadband Corp.
3.13%, 3/31/2053 (2)(f) 813,000 797,146
TechTarget, Inc.
0.00%, 12/15/2026 (2)(a) 5,250,000 5,217,450
6,014,596
Total Communication Services 46,659,821
Consumer Discretionary - 9 .9%
Automobile Components - 0 .7%
Patrick Industries, Inc.
1.75%, 12/1/2028 (2)(a) 11,087,000 15,077,085
Automobiles - 1 .4%
Ford Motor Co.
0.00%, 3/15/2026 (2)(a) 20,126,000 19,461,842
Winnebago Industries, Inc.
1.50%, 4/1/2025 (2)(a) 8,175,000 7,942,012
27,403,854
Broadline Retail - 1 .4%
Etsy, Inc.
0.13%, 10/1/2026 (2)(a) 9,475,000 9,151,800
0.25%, 6/15/2028 (2)(a) 6,150,000 5,029,206
Groupon, Inc.
6.25%, 3/15/2027 (2)(a)(f) 2,850,000 2,714,625
Match Group Financeco 3, Inc.
2.00%, 1/15/2030 (2)(a)(f) 13,135,000 11,288,219
28,183,850
Diversified Consumer Services - 1 .6%
Stride, Inc.
1.13%, 9/1/2027 (2)(a) 15,675,000 31,577,288
Hotels, Restaurants & Leisure - 4 .8%
Carnival Corp.
5.75%, 12/1/2027 (2)(a) 17,460,000 35,129,520
DraftKings Holdings, Inc.
0.00%, 3/15/2028 (2)(a) 12,499,000 10,636,649
Expedia Group, Inc.
0.00%, 2/15/2026 (2)(a) 7,550,000 7,489,735
MakeMyTrip Ltd. (India)
0.00%, 2/15/2028 (2)(a) 10,742,000 31,385,940
Marriott Vacations Worldwide Corp.
3.25%, 12/15/2027 (2)(a) 6,200,000 5,784,600
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Hotels, Restaurants & Leisure - 4.8% (continued)
NCL Corp. Ltd.
5.38%, 8/1/2025 (2)(a) $ 4,509,000 6,433,892
96,860,336
Total Consumer Discretionary 199,102,413
Energy - 2 .1%
Energy Equipment & Services - 1 .1%
Transocean, Inc.
4.63%, 9/30/2029 (2)(a) 16,325,000 22,136,700
Oil, Gas & Consumable Fuels - 1 .0%
Green Plains, Inc.
2.25%, 3/15/2027 (2)(a) 1,700,000 1,426,048
World Kinect Corp.
3.25%, 7/1/2028 (2)(a) 16,550,000 18,651,850
20,077,898
Total Energy 42,214,598
Financials - 2 .4%
Capital Markets - 1 .4%
HAT Holdings I LLC
0.00%, 5/1/2025 (2)(a)(f) 14,217,000 15,212,225
WisdomTree, Inc.
3.25%, 8/15/2029 (2)(a)(f) 12,575,000 13,643,875
28,856,100
Consumer Finance - 0 .4%
EZCORP, Inc.
2.38%, 5/1/2025 (2)(a) 1,540,000 1,524,600
3.75%, 12/15/2029 (2)(a)(f) 4,325,000 5,600,875
SoFi Technologies, Inc.
0.00%, 10/15/2026 (2)(a)(f) 376,000 394,592
7,520,067
Financial Services - 0 .6%
Repay Holdings Corp.
2.88%, 7/15/2029 (2)(a)(f) 13,400,000 12,475,400
Total Financials 48,851,567
Health Care - 6 .1%
Biotechnology - 1 .3%
BioMarin Pharmaceutical, Inc.
1.25%, 5/15/2027 (2)(a) 3,675,000 3,410,400
Cytokinetics, Inc.
3.50%, 7/1/2027 (2)(a) 1,484,000 1,763,137
Exact Sciences Corp.
1.00%, 1/15/2025 (2)(a) 2,500,000 2,490,730
1.75%, 4/15/2031 (2)(a)(f) 10,650,000 9,891,720
Halozyme Therapeutics, Inc.
1.00%, 8/15/2028 (2)(a) 7,228,000 7,794,781
25,350,768
Health Care Equipment & Supplies - 1 .4%
CONMED Corp.
2.25%, 6/15/2027 (2)(a) 7,925,000 7,354,400
Dexcom, Inc.
0.25%, 11/15/2025 (2)(a) 8,750,000 8,421,500
0.38%, 5/15/2028 (2)(a) 6,600,000 5,903,137
Omnicell, Inc.
1.00%, 12/1/2029 (2)(a)(f) 1,840,000 1,934,075

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Health Care Equipment & Supplies - 1.4% (continued)
Tandem Diabetes Care, Inc.
Series 2024, 1.50%, 3/15/2029
(2)(a)(f) $ 3,123,000 4,038,039
TransMedics Group, Inc.
1.50%, 6/1/2028 (2) 775,000 799,313
28,450,464
Health Care Providers & Services - 0 .9%
Guardant Health, Inc.
0.00%, 11/15/2027 (2)(a) 22,725,000 19,032,187
Health Care Technology - 1 .3%
Evolent Health, Inc.
3.50%, 12/1/2029 (2)(a) 7,474,000 6,320,014
Livongo Health, Inc.
0.88%, 6/1/2025 (2)(a) 20,775,000 20,307,563
26,627,577
Life Sciences Tools & Services - 0 .0% †
Inotiv, Inc.
3.25%, 10/15/2027 (2)(a) 1,557,000 584,064
Pharmaceuticals - 1 .2%
ANI Pharmaceuticals, Inc.
2.25%, 9/1/2029 (2)(a)(f) 14,296,000 14,438,960
Revance Therapeutics, Inc.
1.75%, 2/15/2027 (2) 9,288,000 8,835,208
23,274,168
Total Health Care 123,319,228
Industrials - 3 .7%
Ground Transportation - 0 .4%
Lyft, Inc.
1.50%, 5/15/2025 (2)(a) 9,125,000 9,006,369
Machinery - 1 .2%
Greenbrier Cos., Inc. (The)
2.88%, 4/15/2028 (2)(a) 10,685,000 12,934,193
John Bean Technologies Corp.
0.25%, 5/15/2026 (2)(a) 11,263,000 11,184,159
24,118,352
Passenger Airlines - 1 .7%
American Airlines Group, Inc.
6.50%, 7/1/2025 (2)(a) 13,818,000 16,142,442
Southwest Airlines Co.
1.25%, 5/1/2025 (2)(a) 18,168,000 18,649,452
34,791,894
Professional Services - 0 .4%
CSG Systems International, Inc.
3.88%, 9/15/2028 (2)(a) 7,680,000 7,733,760
Total Industrials 75,650,375
Information Technology - 12 .6%
Electronic Equipment, Instruments & Components - 0 .6%
Vishay Intertechnology, Inc.
2.25%, 9/15/2030 (2)(a) 12,101,000 10,800,142
IT Services - 1 .2%
Akamai Technologies, Inc.
0.13%, 5/1/2025 (2)(a) 3,067,000 3,243,550
1.13%, 2/15/2029 (2)(a) 5,225,000 5,094,629
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
IT Services - 1.2% (continued)
Cloudflare, Inc.
0.00%, 8/15/2026 (2)(a) $ 11,375,000 10,874,500
DigitalOcean Holdings, Inc.
0.00%, 12/1/2026 (2)(a) 6,105,000 5,418,187
24,630,866
Semiconductors & Semiconductor Equipment - 2 .3%
MACOM Technology Solutions Holdings, Inc.
0.00%, 12/15/2029 (2)(a)(f) 14,224,000 14,145,768
Microchip Technology, Inc.
0.75%, 6/1/2030 (2)(a)(f) 14,550,000 13,378,725
ON Semiconductor Corp.
0.50%, 3/1/2029 (2)(a) 15,090,000 14,207,235
Penguin Solutions, Inc.
2.00%, 8/15/2030 (2)(a)(f) 4,497,000 4,373,333
46,105,061
Software - 8 .5%
Bentley Systems, Inc.
0.38%, 7/1/2027 (2)(a) 14,449,000 13,011,325
Bitdeer Technologies Group
8.50%, 8/15/2029 (2) 147,000 408,570
5.25%, 12/1/2029 (2)(a)(f) 3,520,000 5,269,417
BlackLine, Inc.
0.00%, 3/15/2026 (2)(a) 1,700,000 1,594,036
1.00%, 6/1/2029 (2)(a)(f) 7,152,000 7,755,629
Box, Inc.
1.50%, 9/15/2029 (2)(a)(f) 3,013,000 2,925,623
Cerence, Inc.
1.50%, 7/1/2028 (2)(a) 6,037,000 4,029,146
Dropbox, Inc.
0.00%, 3/1/2026 (2)(a) 24,775,000 24,502,475
0.00%, 3/1/2028 (2)(a) 9,300,000 9,491,813
InterDigital, Inc.
3.50%, 6/1/2027 (2)(a) 18,710,000 47,006,451
MicroStrategy, Inc.
0.00%, 2/15/2027 (2)(a) 10,100,000 20,806,000
0.00%, 12/1/2029 (2)(a)(f) 12,086,000 9,668,800
PagerDuty, Inc.
1.50%, 10/15/2028 (2)(a) 17,024,000 16,547,328
Rapid7, Inc.
0.25%, 3/15/2027 (2)(a) 3,000,000 2,767,500
1.25%, 3/15/2029 (2)(a) 7,007,000 6,634,928
172,419,041
Total Information Technology 253,955,110
Real Estate - 1 .1%
Health Care REITs - 0 .3%
Welltower OP LLC
2.75%, 5/15/2028 (2)(a)(f) 4,830,000 6,537,405
Office REITs - 0 .8%
COPT Defense Properties LP
5.25%, 9/15/2028 (2)(a)(f) 13,464,000 15,618,240
Total Real Estate 22,155,645

Schedule of Investments
December 31, 2024
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Utilities - 2 .1%
Electric Utilities - 1 .9%
Alliant Energy Corp.
3.88%, 3/15/2026 (2)(a) $ 8,450,000 8,669,700
Duke Energy Corp.
4.13%, 4/15/2026 (2)(a) 8,400,000 8,610,000
Evergy, Inc.
4.50%, 12/15/2027 (2)(a) 6,016,000 6,530,368
FirstEnergy Corp.
4.00%, 5/1/2026 (2)(a) 13,553,000 13,600,436
Southern Co. (The)
3.88%, 12/15/2025 (2)(a) 1,117,000 1,173,408
38,583,912
Multi-Utilities - 0 .2%
CenterPoint Energy, Inc.
4.25%, 8/15/2026 (2)(a) 4,500,000 4,596,750
Total Utilities 43,180,662
TOTAL CONVERTIBLE BONDS
(Cost $812,346,041) 855,089,419
NO. OF
RIGHTS
RIGHTS - 0.0% †
Financials - 0 .0% †
Capital Markets - 0 .0% †
Aquaron Acquisition Corp., expiring
2/6/2025 *(b) 35,605 6,053
Bannix Acquisition Corp., expiring
1/14/2025 *(b) 26,277 2,528
Bellevue Life Sciences Acquisition
Corp., expiring 2/14/2025 (2)*(b) 25,053 3,257
Bleichroeder Acquisition Corp. I,
expiring 11/1/2026 *(b) 543,963 92,474
Bold Eagle Acquisition Corp.,
expiring 10/24/2025 *(b) 756,618 170,239
Breeze Holdings Acquisition Corp.,
expiring 1/26/2025 (2)*(b) 55,000 4,400
Broad Capital Acquisition Corp.,
expiring 1/13/2025 (2)*(b) 69,739 10,015
Cayson Acquisition Corp., expiring
9/20/2025 (3)*(b) 114,486 13,738
Charlton Aria Acquisition Corp.,
expiring 4/24/2026 (2)*(b) 197,296 29,594
Clean Energy Special Situations
Corp., expiring 2/28/2025 (2)*(b) 40,212 33,440
DT Cloud Star Acquisition Corp.,
expiring 10/25/2025 (2)*(b) 145,129 20,028
ESH Acquisition Corp., expiring
1/16/2025 *(b) 97,905 8,811
Eureka Acquisition Corp., expiring
7/2/2025 (3)*(b) 22,702 4,543
Flag Ship Acquisition Corp., expiring
6/18/2025 (3)*(b) 86,443 8,653
Future Vision II Acquisition Corp.,
expiring 3/12/2026 *(b) 150,887 21,124
Global Blockchain Acquisition Corp.,
expiring 1/12/2025 *(b) 161,196 17,038
Global Star Acquisition, Inc., expiring
2/4/2025 *(b) 50,064 7,505
INVESTMENTS
NO. OF
RIGHTS
VALUE ($)
Capital Markets - 0.0% † (continued)
Globalink Investment, Inc., expiring
1/9/2025 *(b) 74,843 1,063
Goldenstone Acquisition Ltd.,
expiring 1/21/2025 (2)*(b) 32,200 4,186
GSR III, Acquisition Corp., expiring
5/7/2026 *(b) 87,751 99,159
IB Acquisition Corp., expiring
9/26/2025 *(b) 43,870 3,040
Inception Growth Acquisition Ltd.,
expiring 1/13/2025 (3)*(b) 112,518 5,626
Iron Horse Acquisitions Corp.,
expiring 3/27/2025 (2)*(b) 63,190 22,116
Mercer Park Opportunities Corp.,
expiring 1/22/2026 (3)*(b) 457,730 22,887
Metal Sky Star Acquisition Corp.,
expiring 2/5/2025 *(b) 103,342 5,177
NorthView Acquisition Corp.,
expiring 1/22/2025 (2)*(b) 154,598 2,010
PHP Ventures Acquisition Corp.,
expiring 1/16/2025 (3)*(b) 29,400 –
Qomolangma Acquisition Corp.,
expiring 1/29/2025 (3)*(b) 23,684 2,537
Quetta Acquisition Corp., expiring
1/11/2025 (2)*(b) 1,196 1,674
RF Acquisition Corp., expiring
1/28/2025 *(b) 114,573 17,896
RF Acquisition Corp. II, expiring
11/17/2025 *(b) 46,579 2,571
Rising Dragon Acquisition Corp.,
expiring 1/11/2026 *(b) 140,178 19,821
Sagaliam Acquisition Corp., expiring
11/25/2025 (3)*(b) 70,003 –
Tavia Acquisition Corp., expiring
6/4/2026 *(b) 214,404 27,873
Trailblazer Merger Corp. I, expiring
1/30/2025 (2)*(b) 149,105 35,785
Welsbach Technology Metals
Acquisition Corp., expiring
6/30/2025 (2)*(b) 9,289 929
YHN Acquisition I Ltd., expiring
12/18/2025 (3)*(b) 151,864 19,742
Yotta Acquisition Corp., expiring
1/22/2025 (3)*(b) 68,693 4,809
Total Financials 752,341
Health Care - 0 .0%
Biotechnology - 0 .0%
Ambit Biosciences Corp., CVR (3)* 146,272 –
Tobira Therapeutics, Inc., CVR (3)* 11,880 –
Total Health Care –
TOTAL RIGHTS
(Cost $–) 752,341

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS
NO. OF
WARRANTS VALUE ($)
WARRANTS - 0.1%
Communication Services - 0 .0%
Media - 0 .0%
HWH International, Inc.,
expiring 2/2/2027 (3)* 52,991 –
a
Consumer Discretionary - 0 .0% †
Automobile Components - 0 .0% †
MKD Tech, Inc., expiring
7/31/2029 (2)* 13,164 206
a
Automobiles - 0 .0% †
Srivaru Holding Ltd., expiring
5/30/2028 (India) * 26,787 228
Thunder Power Holdings, Inc.,
expiring 6/1/2029 (3)* 94,079 1,900
2,128
Hotels, Restaurants & Leisure - 0 .0% †
Hall of Fame Resort &
Entertainment Co., expiring
7/1/2025 * 48,969 230
a
Total Consumer Discretionary 2,564
Energy - 0 .0% †
Oil, Gas & Consumable Fuels - 0 .0% †
New Era Helium, Inc., expiring
12/6/2029 * 9,528 5,050
a
Financials - 0 .1%
Capital Markets - 0 .1%
26 Capital Acquisition Corp.,
expiring 12/31/2027 (3)*(b) 74,200 482
AA Mission Acquisition Corp.,
expiring 2/1/2026 *(b) 183,119 12,818
Aetherium Acquisition Corp.,
expiring 2/28/2025 (3)*(b) 175,712 5,500
Aldel Financial II, Inc., expiring
10/22/2026 *(b) 302,657 90,797
AltEnergy Acquisition Corp.,
expiring 2/2/2025 (2)*(b) 61,463 258
Andretti Acquisition Corp. II,
expiring 9/6/2026 *(b) 336,649 52,147
Arogo Capital Acquisition
Corp., expiring 2/3/2025 (2)*(b) 96,774 1,442
Athena Technology Acquisition
Corp. II, expiring 1/14/2025
(3)*(b) 319,116 6,797
Bannix Acquisition Corp.,
expiring 1/14/2025 *(b) 26,277 725
Bellevue Life Sciences
Acquisition Corp., expiring
2/14/2025 (2)*(b) 25,053 1,002
Black Spade Acquisition II
Co., expiring 8/28/2026 (Hong
Kong) (2)*(b) 181,006 74,212
Breeze Holdings Acquisition
Corp., expiring 1/26/2025 *(b) 55,000 9,350
BurTech Acquisition Corp.,
expiring 1/15/2025 *(b) 445,371 126,931
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
byNordic Acquisition Corp.,
expiring 1/12/2025 (3)*(b) 69,207 2,111
Canna-Global Acquisition
Corp., expiring 2/3/2025 (2)*(b) 188,580 19
Centurion Acquisition Corp.,
expiring 6/11/2026 *(b) 384,082 51,851
Chenghe Acquisition II Co.,
expiring 6/7/2026 (Singapore)
(2)*(b) 139,243 4,874
Churchill Capital Corp. IX,
expiring 5/2/2026 (2)*(b) 3,010 1,258
Clean Energy Special
Situations Corp., expiring
2/28/2025 (3)*(b) 20,106 4
Cohen Circle Acquisition Corp.
I, expiring 10/11/2026 *(b) 194,483 85,573
Concord Acquisition Corp. II,
expiring 3/3/2025 (2)*(b) 95,464 4,773
Corner Growth Acquisition
Corp., expiring 12/31/2025
(3)*(b) 110,400 22,080
Direct Selling Acquisition
Corp., expiring 1/28/2025
(2)*(b) 51,291 564
dMY Squared Technology
Group, Inc., expiring 1/29/2025
*(b) 6,140 1,443
DUET Acquisition Corp.,
expiring 1/24/2025 (3)*(b) 73,788 2,583
EQV Ventures Acquisition
Corp., expiring 8/7/2026 *(b) 286,978 103,312
Everest Consolidator
Acquisition Corp., expiring
1/23/2025 (3)*(b) 65,508 1,317
Fact II Acquisition Corp.,
expiring 5/26/2026 *(b) 211,180 33,366
Focus Impact BH3 Acquisition
Co., expiring 2/7/2025 (2)*(b) 42,289 850
Fortune Rise Acquisition Corp.,
expiring 1/5/2025 (2)*(b) 49,324 370
Four Leaf Acquisition Corp.,
expiring 1/22/2025 (2)*(b) 111,000 9,657
FTAC Emerald Acquisition
Corp., expiring 12/20/2025 *(b) 118,863 102,222
Future Health ESG Corp.,
expiring 2/28/2025 (3)*(b) 45,911 2,112
FutureTech II Acquisition
Corp., expiring 1/18/2025 *(b) 38,964 600
GigCapital7 Corp., expiring
5/29/2026 *(b) 479,330 30,821
Global Blockchain Acquisition
Corp., expiring 1/12/2025 *(b) 161,196 6,448
Global Star Acquisition, Inc.,
expiring 2/4/2025 *(b) 50,064 1,502
Globalink Investment, Inc.,
expiring 1/9/2025 *(b) 74,843 359
Goal Acquisitions Corp.,
expiring 5/8/2025 *(b) 84,630 516

Schedule of Investments
December 31, 2024
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Goldenstone Acquisition Ltd.,
expiring 1/21/2025 *(b) 32,200 1,385
GP-Act III Acquisition Corp.,
expiring 5/9/2026 *(b) 30,923 4,329
Graf Global Corp., expiring
6/26/2026 (2)*(b) 338,011 43,941
HCM II Acquisition Corp.,
expiring 8/16/2026 *(b) 320,012 38,401
HCM II Acquisition Corp.,
expiring 8/16/2026 (acquired
8/16/2024, Cost $73,836)
(3)*(b)(c) 73,836 73,836
Hennessy Capital Investment
Corp. VI, expiring 3/30/2025
*(b) 232,490 28,155
Inception Growth Acquisition
Ltd., expiring 1/13/2025 (2)*(b) 56,259 1,373
Integral Acquisition Corp. 1,
expiring 2/5/2025 (3)*(b) 53,808 538
Integrated Rail and Resources
Acquisition Corp., expiring
1/19/2025 (3)*(b) 54,219 10,844
InterPrivate III Financial
Partners, Inc., expiring
12/31/2027 (3)*(b) 16,500 167
Iris Acquisition Corp., expiring
1/31/2025 (2)*(b) 63,888 1,917
Iron Horse Acquisitions Corp.,
expiring 3/27/2025 *(b) 63,190 2,212
Launch One Acquisition Corp.,
expiring 7/12/2026 (acquired
7/11/2024, Cost $73,836)
(3)*(b)(c) 73,836 73,836
Launch One Acquisition Corp.,
expiring 7/12/2026 *(b) 312,978 42,252
Launch Two Acquisition Corp.,
expiring 10/8/2026 (2)*(b) 358,009 78,690
Launch Two Acquisition Corp.,
expiring 10/8/2026 (acquired
10/21/2024, Cost $81,500)
(3)*(b)(c) 81,500 81,500
Legato Merger Corp. III,
expiring 2/6/2026 *(b) 53,436 8,550
Lionheart Holdings, expiring
6/18/2026 *(b) 263,150 28,946
M3-Brigade Acquisition V
Corp., expiring 8/1/2026 *(b) 427,017 76,863
Maquia Capital Acquisition
Corp., expiring 1/7/2025 *(b) 113,500 2,645
Marblegate Acquisition Corp.,
expiring 4/5/2025 (2)*(b) 573,387 20,011
Melar Acquisition Corp. I,
expiring 6/18/2026 *(b) 125,905 14,479
Mercer Park Opportunities
Corp., expiring 1/22/2026
(Cayman Islands) (3)*(b) 457,730 22,886
Metal Sky Star Acquisition
Corp., expiring 2/5/2025 *(b) 103,342 3,400
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Newbury Street Acquisition
Corp., expiring 1/25/2025
(3)*(b) 88,000 –
Northern Star Investment
Corp. II, expiring 1/31/2028
(3)*(b) 16,500 86
NorthView Acquisition Corp.,
expiring 1/22/2025 *(b) 77,299 3,092
Oaktree Acquisition Corp.
III Life Sciences, expiring
10/24/2026 *(b) 105,907 93,071
OCA Acquisition Corp.,
expiring 1/20/2025 *(b) 55,769 178
Papaya Growth Opportunity
Corp. I, expiring 1/19/2025
(2)*(b) 206,644 4,154
PHP Ventures Acquisition
Corp., expiring 1/16/2025
(3)*(b) 14,700 648
PMV Consumer Acquisition
Corp., expiring 8/31/2027
(3)*(b) 146,000 44
PowerUp Acquisition Corp.,
expiring 2/17/2025 *(b) 226,462 10,757
Qomolangma Acquisition
Corp., expiring 1/29/2025
(3)*(b) 23,684 426
Relativity Acquisition Corp.,
expiring 1/16/2025 (3)*(b) 89,748 –
RF Acquisition Corp., expiring
1/28/2025 *(b) 114,573 5,729
ShoulderUp Technology
Acquisition Corp., expiring
1/24/2025 *(b) 108,870 1,089
SilverBox Corp. IV, expiring
8/16/2026 (2)*(b) 214,539 45,118
SIM Acquisition Corp. I,
expiring 7/10/2026 (2)*(b) 299,540 36,244
SIM Acquisition Corp. I,
expiring 7/10/2026 (acquired
7/11/2024, Cost $54,951)
(3)*(b)(c) 54,951 54,951
Southport Acquisition Corp.,
expiring 9/30/2025 *(b) 182,986 36,579
Translational Development
Acquisition Corp., expiring
6/23/2026 (acquired
12/23/2024, Cost $75,779)
(3)*(b)(c) 75,779 75,779
Vine Hill Capital Investment
Corp., expiring 6/6/2026 *(b) 299,861 47,978
Voyager Acquisition Corp.,
expiring 8/9/2026 *(b) 291,668 36,458
Voyager Acquisition Corp.,
expiring 8/9/2026 (acquired
8/9/2024, Cost $93,741)
(3)*(b)(c) 93,741 93,741
Western Acquisition Ventures
Corp., expiring 1/11/2025 *(b) 67,539 1,398

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Yotta Acquisition Corp.,
expiring 1/22/2025 (3)*(b) 68,693 3,984
Zalatoris Acquisition Corp.,
expiring 1/14/2025 (3)*(b) 54,960 550
Total Financials 2,066,256
Health Care - 0 .0% †
Biotechnology - 0 .0% †
Abpro Holdings, Inc., expiring
11/12/2029 * 203,103 12,694
Carmell Corp., expiring
7/12/2028 (2)* 35,000 2,405
ZyVersa Therapeutics, Inc.,
expiring 12/20/2026 (3)* 38,655 –
15,099
Health Care Equipment & Supplies - 0 .0% †
QT Imaging Holdings, Inc.,
expiring 12/31/2028 (3)* 52,456 1,311
a
Health Care Providers & Services - 0 .0% †
SBC Medical Group Holdings,
Inc., expiring 10/17/2029 * 7,417 1,781
a
Health Care Technology - 0 .0% †
iCoreConnect, Inc., expiring
5/15/2028 (3)* 57,600 86
VSee Health, Inc., expiring
11/4/2028 * 35,806 1,576
1,662
Life Sciences Tools & Services - 0 .0% †
Conduit Pharmaceuticals, Inc.,
expiring 2/3/2027 * 54,648 322
a
Total Health Care 20,175
Industrials - 0 .0% †
Commercial Services & Supplies - 0 .0% †
DevvStream Corp., expiring
11/7/2029 (3)* 49,375 494
ESGL Holdings Ltd., expiring
4/13/2028 (Singapore) * 21,345 286
Royalty Management Holding
Corp., expiring 5/28/2026 * 24,174 454
1,234
Construction & Engineering - 0 .0% †
Southland Holdings, Inc.,
expiring 9/1/2026 * 12,486 2,997
a
Electrical Equipment - 0 .0% †
ConnectM Technology
Solutions, Inc., expiring
8/7/2029 (3)* 71,392 728
a
Total Industrials 4,959
Information Technology - 0 .0% †
Software - 0 .0% †
Alpha Modus Holdings, Inc.,
expiring 12/16/2029 * 13,090 1,113
a
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Technology Hardware, Storage & Peripherals - 0 .0% †
Foxx Development Holdings,
Inc., expiring 9/26/2029 * 23,515 3,233
a
Total Information Technology 4,346
Materials - 0 .0% †
Metals & Mining - 0 .0% †
Critical Metals Corp., expiring
6/6/2028 (Austria) * 8,666 1,915
NioCorp Developments Ltd.,
expiring 3/17/2028 (Canada) * 30,378 2,825
Total Materials 4,740
Utilities - 0 .0% †
Independent Power and Renewable Electricity Producers - 0 .0% †
Alternus Clean Energy, Inc.,
expiring 12/22/2028 * 94,880 214
a
TOTAL WARRANTS
(Cost $483,013) 2,108,304
NO. OF
UNITS
SECURITIES IN LITIGATION - 0.0%
Health Care - 0 .0%
Health Care Equipment & Supplies - 0 .0%
DEMC Ltd., Class A (United
Kingdom) (acquired 1/24/2014 -
10/29/2015, Cost $129,686) (3)*(c) 12,969 –
DEMC Ltd., Class A-2 (acquired
2/8/2023, Cost $–) (3)*(c) 368,190,309 –
DEMC Ltd., Class A-3 (acquired
2/8/2023, Cost $–) (3)*(c) 292,030,544,028 –
DEMC Ltd., Class A-4 (acquired
2/8/2023, Cost $–) (3)*(c) 40,321,771,424,070 –
DEMC Ltd., Class B (acquired
1/27/2014, Cost $11) (3)*(c) 10,488 –
DEMC Ltd., Class B-2 (Malaysia)
(acquired 4/12/2017, Cost $–) (3)*(c) 513,897,326 –
DEMC Ltd., Class B-3 (acquired
9/5/2019, Cost $–) (3)*(c) 489,352,292,604 –
DEMC Ltd., Class B-4 (acquired
1/31/2022, Cost $–) (3)*(c) 40,321,771,424,070 –
Total Health Care –
TOTAL SECURITIES IN LITIGATION
(Cost $129,697) –
UNITS - 1.7%
Financials - 1 .7%
Capital Markets - 1 .7%
A SPAC III Acquisition Corp. (Hong
Kong) *(b) 63,236 636,787
Andretti Acquisition Corp. II
(acquired 9/6/2024, Cost $96,600)
(3)*(b)(c) 9,660 96,600
CO2 Energy Transition Corp. *(b)
127,667 1,280,500

Schedule of Investments
December 31, 2024
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS
NO. OF
UNITS
VALUE ($)
Capital Markets - 1.7% (continued)
Cohen Circle Acquisition Corp. I
(acquired 10/11/2024, Cost $81,500)
(3)*(b)(c) 8,150 81,500
Dynamix Corp. *(b)
329,698 3,270,604
Fact II Acquisition Corp. (acquired
11/27/2024, Cost $74,381) (3)*(b)(c) 7,453 74,381
GSR III, Acquisition Corp. (acquired
11/7/2024, Cost $112,027) (3)*(b)(c) 11,203 112,030
HORIZON SPACE ACQUISITION II
Corp. *(b) 125,239 1,258,652
Jackson Acquisition Co. II *(b)
360,208 3,623,692
Mountain Lake Acquisition Corp. *(b)
446,094 4,469,862
Newbury Street II Acquisition Corp.
(acquired 11/1/2024, Cost $108,210)
(3)*(b)(c) 10,821 108,210
Newbury Street II Acquisition Corp.
(2)*(b) 436,987 4,361,130
Oaktree Acquisition Corp. III Life
Sciences (2)*(b) 1 10
Range Capital Acquisition Corp. *(b)
224,317 2,252,143
Roman DBDR Acquisition Corp. II
*(b) 399,421 3,982,227
Shepherd Ave Capital Acquisition
Corp. *(b) 157,393 1,577,078
Silverbox Corp. IV Units (acquired
8/16/2024, Cost $85,370) (3)*(b)(c) 8,537 85,370
Translational Development
Acquisition Corp. *(b) 385,011 3,861,660
Willow Lane Acquisition Corp. *(b)
283,857 2,832,893
Total Financials 33,965,329
TOTAL UNITS
(Cost $33,937,847) 33,965,329
SHARES
SHORT-TERM INVESTMENTS - 59.7%
INVESTMENT COMPANIES - 39 .2%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 4.26% (h)(i) 38,568,167 38,568,167
Limited Purpose Cash Investment
Fund, 4.47% (h)(j) 753,899,421 753,748,642
TOTAL INVESTMENT COMPANIES
(Cost $792,107,648) 792,316,809
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 20 .5%
U.S. Treasury Bills
4.32%, 3/27/2025 (2)(a)(k)(l) $ 130,000,000 128,729,106
4.41%, 4/24/2025 (2)(a)(k)(l) 90,000,000 88,835,990
4.35%, 5/8/2025 (2)(k)(l) 27,219,000 26,824,266
4.41%, 5/22/2025 (2)(k)(l) 3,627,000 3,568,693
4.44%, 5/29/2025 (2)(k)(l) 30,000,000 29,492,148
4.26%, 6/26/2025 (2)(k)(l) 80,000,000 78,395,900
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 20.5% (continued)
4.22%, 7/3/2025 (2)(k) $ 60,000,000 58,749,023
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $414,437,596) 414,595,126
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,206,545,244) 1,206,911,935
NO. OF
CONTRACTS
PURCHASED OPTIONS - 0.0% †
Put Option - 0 .0% †
Exchange Traded
Communication Services - 0 .0% †
Entertainment - 0 .0% †
Sea Ltd.
Exercise Price USD 30.00
Notional Amount USD
43,660,150
Expiration Date 12/19/2025 4,115 164,600
Information Technology - 0 .0% †
Software - 0 .0% †
MicroStrategy, Inc.
Exercise Price USD 25.00
Notional Amount USD
91,230,300
Expiration Date 1/17/2025 (2) 3,150 6,300
MicroStrategy, Inc.
Exercise Price USD 30.00
Notional Amount USD
86,567,418
Expiration Date 6/18/2026 (2) 2,989 739,777
Total Information Technology 746,077
TOTAL PURCHASED OPTIONS
(Cost $1,775,578) 910,677
TOTAL LONG POSITIONS
(Cost $2,603,164,623) 2,647,721,436
SHARES
SHORT POSITIONS - (31.2)%
COMMON STOCKS - (26.4)%
Communication Services - ( 0 .3 ) %
Entertainment - ( 0 .2 ) %
Lions Gate Entertainment Corp.,
Class A (10,012) (85,503)
Sea Ltd., ADR (Singapore)
(44,043) (4,672,962)
(4,758,465)
Interactive Media & Services - ( 0 .1 ) %
Match Group, Inc.
(60,137) (1,967,081)
Snap, Inc., Class A
(20,979) (225,944)
(2,193,025)
Total Communication Services (6,951,490)
Consumer Discretionary - ( 5 .9 ) %
Automobile Components - ( 0 .6 ) %
Patrick Industries, Inc. (136,107) (11,307,770)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Automobiles - ( 0 .2 ) %
Ford Motor Co.
(395,441) (3,914,866)
Winnebago Industries, Inc.
(13,032) (622,669)
(4,537,535)
Broadline Retail - ( 0 .2 ) %
Etsy, Inc.
(62,581) (3,309,909)
Groupon, Inc.
(43,700) (530,955)
(3,840,864)
Diversified Consumer Services - ( 1 .4 ) %
Stride, Inc. (278,952) (28,991,481)
Hotels, Restaurants & Leisure - ( 3 .5 ) %
Carnival Corp.
(1,173,386) (29,240,779)
DraftKings, Inc., Class A
(46,122) (1,715,738)
Expedia Group, Inc.
(8,585) (1,599,643)
MakeMyTrip Ltd. (India)
(277,181) (31,121,883)
Marriott Vacations Worldwide Corp.
(15,324) (1,376,095)
Norwegian Cruise Line Holdings Ltd.
(214,027) (5,506,915)
(70,561,053)
Textiles, Apparel & Luxury Goods - ( 0 .0 ) % †
Under Armour, Inc., Class C (46,262) (345,115)
Total Consumer Discretionary (119,583,818)
Energy - ( 3 .9 ) %
Energy Equipment & Services - ( 2 .5 ) %
Schlumberger NV
(929,918) (35,653,056)
Transocean Ltd.
(4,033,296) (15,124,860)
(50,777,916)
Oil, Gas & Consumable Fuels - ( 1 .4 ) %
CONSOL Energy, Inc.
(155,989) (16,640,907)
Green Plains, Inc.
(23,653) (224,230)
World Kinect Corp.
(413,277) (11,369,250)
(28,234,387)
Total Energy (79,012,303)
Financials - ( 3 .6 ) %
Banks - ( 1 .6 ) %
Berkshire Hills Bancorp, Inc.
(71,772) (2,040,478)
Renasant Corp.
(240,525) (8,598,769)
UMB Financial Corp.
(144,511) (16,309,511)
WesBanco, Inc.
(149,392) (4,861,216)
(31,809,974)
Capital Markets - ( 0 .9 ) %
Ares Management Corp.
(57,164) (10,119,743)
Penson Worldwide, Inc. (3)
(212,307) –
WisdomTree, Inc.
(748,828) (7,862,694)
(17,982,437)
Consumer Finance - ( 0 .2 ) %
EZCORP, Inc., Class A
(312,002) (3,812,664)
SoFi Technologies, Inc.
(9,394) (144,668)
(3,957,332)
INVESTMENTS SHARES VALUE ($)
Financial Services - ( 0 .9 ) %
Apollo Global Management, Inc.
(94,573) (15,619,676)
Repay Holdings Corp., Class A
(523,276) (3,992,596)
(19,612,272)
Total Financials (73,362,015)
Health Care - ( 1 .3 ) %
Biotechnology - ( 0 .4 ) %
BioMarin Pharmaceutical, Inc.
(4,731) (310,969)
Cytokinetics, Inc.
(19,176) (902,039)
Exact Sciences Corp.
(72,886) (4,095,464)
Halozyme Therapeutics, Inc.
(80,000) (3,824,800)
(9,133,272)
Health Care Equipment & Supplies - ( 0 .3 ) %
CONMED Corp.
(25,443) (1,741,319)
Dexcom, Inc.
(19,116) (1,486,651)
Tandem Diabetes Care, Inc.
(69,570) (2,505,912)
TransMedics Group, Inc.
(5,326) (332,076)
(6,065,958)
Health Care Providers & Services - ( 0 .1 ) %
Guardant Health, Inc. (69,891) (2,135,170)
Health Care Technology - ( 0 .1 ) %
Evolent Health, Inc., Class A (96,571) (1,086,424)
Life Sciences Tools & Services - ( 0 .0 ) % †
Inotiv, Inc. (33,812) (139,981)
Pharmaceuticals - ( 0 .4 ) %
ANI Pharmaceuticals, Inc. (131,004) (7,241,901)
Total Health Care (25,802,706)
Industrials - ( 1 .6 ) %
Machinery - ( 0 .6 ) %
Greenbrier Cos., Inc. (The)
(140,619) (8,576,353)
John Bean Technologies Corp.
(26,171) (3,326,334)
(11,902,687)
Passenger Airlines - ( 0 .8 ) %
American Airlines Group, Inc.
(538,821) (9,391,650)
Southwest Airlines Co.
(221,023) (7,430,793)
(16,822,443)
Professional Services - ( 0 .2 ) %
CSG Systems International, Inc. (62,697) (3,204,444)
Total Industrials (31,929,574)
Information Technology - ( 6 .9 ) %
Communications Equipment - ( 0 .4 ) %
Nokia OYJ, ADR (Finland) (1,715,445) (7,599,421)
Electronic Equipment, Instruments & Components - ( 0 .2 ) %
Vishay Intertechnology, Inc. (232,742) (3,942,650)

Schedule of Investments
December 31, 2024
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
IT Services - ( 0 .3 ) %
Akamai Technologies, Inc.
(43,535) (4,164,123)
Cloudflare, Inc., Class A
(19,024) (2,048,504)
DigitalOcean Holdings, Inc.
(12,654) (431,122)
(6,643,749)
Semiconductors & Semiconductor Equipment - ( 0 .8 ) %
MACOM Technology Solutions
Holdings, Inc. (57,111) (7,419,290)
Microchip Technology, Inc.
(29,857) (1,712,299)
ON Semiconductor Corp.
(88,622) (5,587,617)
Penguin Solutions, Inc.
(112,504) (2,158,952)
(16,878,158)
Software - ( 5 .1 ) %
Bentley Systems, Inc., Class B
(60,586) (2,829,366)
Bitdeer Technologies Group, Class A
(58,052) (1,257,987)
BlackLine, Inc.
(75,608) (4,593,942)
Box, Inc., Class A
(44,371) (1,402,124)
Cerence, Inc.
(140,847) (1,105,649)
Dropbox, Inc., Class A
(434,714) (13,058,808)
Gen Digital, Inc.
(41,249) (1,129,398)
InterDigital, Inc.
(239,021) (46,303,148)
MicroStrategy, Inc., Class A
(80,290) (23,253,590)
PagerDuty, Inc.
(298,789) (5,455,887)
Rapid7, Inc.
(62,554) (2,516,547)
(102,906,446)
Technology Hardware, Storage & Peripherals - ( 0 .1 ) %
Hewlett Packard Enterprise Co. (118,013) (2,519,578)
Total Information Technology (140,490,002)
Materials - ( 1 .2 ) %
Chemicals - ( 0 .3 ) %
Albemarle Corp. (74,000) (6,369,920)
Containers & Packaging - ( 0 .5 ) %
International Paper Co. (185,923) (10,006,376)
Metals & Mining - ( 0 .4 ) %
First Majestic Silver Corp. (Canada) (1,570,229) (8,620,557)
Total Materials (24,996,853)
Real Estate - ( 0 .9 ) %
Health Care REITs - ( 0 .3 ) %
Welltower, Inc., REIT (42,016) (5,295,277)
Office REITs - ( 0 .5 ) %
COPT Defense Properties, REIT (302,026) (9,347,705)
Real Estate Management & Development - ( 0 .1 ) %
CoStar Group, Inc. (41,004) (2,935,476)
Total Real Estate (17,578,458)
Utilities - ( 0 .8 ) %
Electric Utilities - ( 0 .7 ) %
Alliant Energy Corp.
(56,973) (3,369,383)
Duke Energy Corp.
(28,303) (3,049,365)
Evergy, Inc.
(59,404) (3,656,316)
FirstEnergy Corp.
(87,177) (3,467,901)
INVESTMENTS SHARES VALUE ($)
Electric Utilities - (0.7)% (continued)
Southern Co. (The)
(7,034) (579,039)
(14,122,004)
Multi-Utilities - ( 0 .1 ) %
CenterPoint Energy, Inc. (46,083) (1,462,214)
Total Utilities (15,584,218)
TOTAL COMMON STOCKS
(Proceeds $(527,094,086)) (535,291,437)
PRINCIPAL
AMOUNT
CORPORATE BONDS - (1.7)%
Consumer Discretionary - ( 1 .1 ) %
Automobiles - ( 0 .5 ) %
Ford Motor Co.
4.35%, 12/8/2026 (2) $ (4,750,000) (4,675,351)
3.25%, 2/12/2032 (2) (7,150,000) (5,946,677)
(10,622,028)
Broadline Retail - ( 0 .1 ) %
Match Group Holdings II LLC
4.63%, 6/1/2028 (2)(f) (1,720,000) (1,637,929)
Hotels, Restaurants & Leisure - ( 0 .5 ) %
Carnival Corp.
6.00%, 5/1/2029 (2)(f) (8,875,000) (8,854,004)
Total Consumer Discretionary (21,113,961)
Energy - ( 0 .3 ) %
Energy Equipment & Services - ( 0 .3 ) %
Transocean, Inc.
8.50%, 5/15/2031 (2)(f) (6,525,000) (6,396,955)
Financials - ( 0 .1 ) %
Capital Markets - ( 0 .1 ) %
HAT Holdings I LLC
3.75%, 9/15/2030 (2)(f) (3,150,000) (2,775,714)
Information Technology - ( 0 .2 ) %
Semiconductors & Semiconductor Equipment - ( 0 .2 ) %
ON Semiconductor Corp.
3.88%, 9/1/2028 (2)(f) (3,750,000) (3,516,834)
TOTAL CORPORATE BONDS
(Proceeds $(33,516,315)) (33,803,464)
CONVERTIBLE BONDS - (3.1)%
Communication Services - ( 0 .3 ) %
Interactive Media & Services - ( 0 .2 ) %
Snap, Inc.
0.50%, 5/1/2030 (2)(f) (4,917,000) (4,157,323)
Media - ( 0 .1 ) %
Sirius XM Holdings, Inc.
3.75%, 3/15/2028 (2) (2,475,000) (2,551,725)
Total Communication Services (6,709,048)
Consumer Discretionary - ( 0 .6 ) %
Household Durables - ( 0 .2 ) %
Meritage Homes Corp.
1.75%, 5/15/2028 (2)(f) (3,150,000) (3,087,000)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Specialty Retail - ( 0 .4 ) %
Wayfair, Inc.
3.50%, 11/15/2028 (2) $ (6,700,000) (8,341,500)
Total Consumer Discretionary (11,428,500)
Financials - ( 0 .5 ) %
Capital Markets - ( 0 .3 ) %
Coinbase Global, Inc.
0.50%, 6/1/2026 (2) (5,938,000) (6,220,237)
Financial Services - ( 0 .2 ) %
Global Payments, Inc.
1.50%, 3/1/2031 (2)(f) (3,550,000) (3,475,450)
Total Financials (9,695,687)
Health Care - ( 0 .3 ) %
Health Care Technology - ( 0 .1 ) %
Teladoc Health, Inc.
1.25%, 6/1/2027 (2) (2,100,000) (1,833,300)
Pharmaceuticals - ( 0 .2 ) %
Jazz Investments I Ltd.
3.13%, 9/15/2030 (2)(f) (3,700,000) (3,981,200)
Total Health Care (5,814,500)
Industrials - ( 0 .3 ) %
Ground Transportation - ( 0 .1 ) %
Lyft, Inc.
0.63%, 3/1/2029 (2)(f) (3,125,000) (2,990,154)
Professional Services - ( 0 .2 ) %
Parsons Corp.
2.63%, 3/1/2029 (2)(f) (3,550,000) (4,155,275)
Total Industrials (7,145,429)
Information Technology - ( 0 .1 ) %
Software - ( 0 .1 ) %
Cleanspark, Inc.
0.00%, 6/15/2030 (2)(f) (1,675,000) (1,390,053)
Utilities - ( 1 .0 ) %
Electric Utilities - ( 1 .0 ) %
NextEra Energy Capital Holdings, Inc.
3.00%, 3/1/2027 (2)(f) (16,950,000) (19,628,100)
TOTAL CONVERTIBLE BONDS
(Proceeds $(61,805,189)) (61,811,317)
TOTAL SHORT POSITIONS
(Proceeds $(622,415,590)) (630,906,218)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.7%
(Cost $1,980,749,033) 2,016,815,218
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.3% ‡ 6,792,409
NET ASSETS - 100.0% 2,023,607,627
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 65,200,183 3 .3%
Consumer Discretionary 77,399,595 3 .8
Consumer Staples 4,830,496 0 .2
Energy 16,589,988 0 .8
Financials 195,467,181 9 .7
Health Care 95,854,888 4 .7
Industrials 40,366,977 2 .0
Information Technology 194,291,460 9 .6
Materials 39,285,183 2 .0
Real Estate 11,208,651 0 .5
Utilities 69,408,681 3 .4
Investment Companies 792,316,809 39 .2
U.S. Treasury Obligations 414,595,126 20 .5
Total Investments In Securities
At Value 2,016,815,218 99 .7
Other Assets in Excess of
Liabilities ‡ 6,792,409 0 .3
Net Assets
$ 2,023,607,627 100 .0%

Schedule of Investments
December 31, 2024
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at December
31, 2024 amounted to $1,056,081,508, which is inclusive of rehypothecated amounts disclosed below. In addition, $47,760,149 of cash collateral was also pledged.
(b) Special Purpose Acquisition Company.
(c) Restricted securities. Securities acquired through a private placement transaction exempt from registration under the Securities Act of 1933 and/
or may be subject to legal or contractual restrictions on resale (excluding 144A securities). Total value of all such securities at December 31, 2024 amounted to $1,093,459, which represents 0.05% of net assets of the Fund.
(d) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at December 31, 2024 amounted to $524,833.
(e) Securities are subject to contractual sale restrictions of up to twelve months. Total value of all such securities at December 31, 2024 amounted to $487,792. Circumstances that could cause a lapse in the contractual sale restrictions include but are not limited to amendments to the original contractual provision and market conditions.
(f) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2024 amounted to $191,646,245, which represents
9.47% of net assets of the Fund.
(g) Defaulted security.
(h) Represents 7-day effective yield as of December 31, 2024.
(i) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(j) For the period ended December 31, 2024, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(k) The rate shown was the effective yield at the date of purchase.
(l) All or a portion of the security pledged as collateral for swap contracts.
Affiliate
Value
At
12/31/2023
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
12/31/2024
Shares
Held At
12/31/2024
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 37.2%
INVESTMENT COMPANIES - 37.2%
Limited Purpose
Cash Investment
Fund,
4.47% (a)
(Cost $753,539,481) $333,797,563 $3,627,382,656 $(3,207,548,376) $31,809 $84,990 $753,748,642 753,899,421 $23,172,069 $–
(a) Represents 7-day effective yield as of December 31, 2024.
All bonds are denominated in US dollars, unless noted otherwise.
All securities are United States companies, unless noted otherwise in parentheses.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 5).
Credit default swap contracts outstanding - buy protection as of December 31, 2024:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
43.V1 5 .00 % Quarterly 12/20/2029 3 .12 % USD 11,700,000 $ (829,026) $ (90,929) $ (919,955)
$ (829,026) $ (90,929) $ (919,955)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2024
(Continued)
Total return swap contracts outstanding as of December 31, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
S&P 500 Total
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
OBFR plus or
minus a specified
spread (0.72%)
Monthly JPMC 03/31/2025 USD (35,662,452) $ –
Net unrealized appreciation $ –
Futures contracts outstanding as of December 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts
U.S. Treasury 10 Year Note (87) 3/2025 USD $ (9,461,250) $ 83,590
U.S. Treasury 2 Year Note (1,022) 3/2025 USD (210,140,767) 21,323
U.S. Treasury 5 Year Note (280) 3/2025 USD (29,769,687) 153,812
Net unrealized appreciation $ 258,725
Forward foreign currency exchange contracts outstanding as of December 31, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 123,819 USD 76,633 CITI 3/19/2025 $ 13
USD 25,324,264 AUD 39,087,600 CITI 3/19/2025 1,128,336
USD 3,560,967 GBP 2,803,142 CITI 3/19/2025 53,706
Total unrealized appreciation 1,182,055
AUD 3,491,096 USD 2,215,650 CITI 3/19/2025 (54,599)
GBP 10,645,074 USD 13,478,232 CITI 3/19/2025 (159,227)
Total unrealized depreciation (213,826)
Net unrealized appreciation $ 968,229

Schedule of Investments
December 31, 2024
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
Total return basket swap contracts outstanding as of December 31, 2024:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
CITI The Fund receives the
total return on a portfolio of
short equity positions and
pays or receives the SOFR
plus or minus a specified
spread (-0.03%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
12 months
maturity
12/05/2025
$303,792 $111,679 $(15,087) $96,592
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the Denmark
Tomorrow/Next plus or minus
a specified spread (0.03%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
61 months
maturity
12/12/2029
$3,465,331 $8,424 $(4,302) $4,122
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.04% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
56-61 months
maturity
ranging from
07/16/2029
- 12/17/2029
$16,131,911 $61,316 $(143,682) $(82,366)
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the HONIX
plus or minus a specified
spread (0.02%), which is
denominated in HKD based
on the local currencies of the
positions within the swap.
61 months
maturity
12/12/2029
$937,916 $(2,808) $(832) $(3,640)
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the TONAR
plus or minus a specified
spread (0.01%), which is
denominated in JPY based
on the local currencies of the
positions within the swap.
50 months
maturity
01/29/2029
$12,754,945 $464,330 $(2,382) $461,948

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2024
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the
total return on a portfolio of
short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.10%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
61 months
maturity
11/30/2029
$3,397,466 $(1,643,075) $6,134 $(1,636,941)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CORRA
plus or minus a specified
spread (-0.25% to 0.30%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
12/29/2025
- 02/25/2026
$10,049,699 $8,173 $727 $8,900
MLIN The Fund receives the
total return on a portfolio of
long equity positions and
pays or receives the ESTR
plus or minus a specified
spread (0.23%), which is
denominated in EUR based
on the local currencies of the
positions within the swap.
25 months
maturity
12/28/2026
$2,792,383 $70,658 $(1,389,775) $(1,319,117)
MLIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the SONIA
plus or minus a specified
spread (0.23%), which is
denominated in GBP based
on the local currencies of the
positions within the swap.
25 months
maturity
12/29/2026
$1,204,931 $49,266 $1,142,336 $1,191,602
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of short
equity positions and fixed
income positions and pays
or receives the OBFR plus
or minus a specified spread
(-0.02% to 0.07%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
43 months
maturity
06/25/2025
$63,911,629 $(1,896,551) $(1,941,160) $(3,837,711)

Schedule of Investments
December 31, 2024
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY
PRINCIPAL
AMOUNT
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Convertible Bonds
United States
Exact Sciences Corp., 0.38%, 3/1/2028 8,850,000 7,808,035 (633,135) 16 .5
Green Plains, Inc., 2.25%, 3/15/2027 5,650,000 4,777,438 (2,925,557) 76 .2
JPMorgan Chase Financial Co. LLC, 0.50%, 6/15/2027 1,850,000 1,943,858 6,804 ( 0 .2 )
Liberty Media Corp., 2.38%, 9/30/2053 19,664,000 26,508,369 1,827,369 ( 47 .6 )
SHARES
Short Positions
Common Stocks
United States
Boeing Co. (The) (5,135) (908,895) (18,132) 0 .5
Exact Sciences Corp. (27,602) (1,550,956) 111,286 ( 2 .9 )
Green Plains, Inc. (79,403) (752,740) 503,257 ( 13 .1 )
Live Nation Entertainment, Inc. (151,825) (19,661,338) (768,443) 20 .0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.04% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
54-61 months
maturity
ranging from
05/03/2029
- 12/07/2029
$34,436,621 $348,592 $46,099 $394,691
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
De Grey Mining Ltd. 5,653,140 6,146,870 (573,437) ( 145 .3 )
Short Positions
Common Stocks
Australia
Northern Star Resources Ltd. (672,653) (6,390,991) 485,519 123 .0
Rio Tinto Ltd. (301,998) (21,898,760) 436,510 110 .6

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2024
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CORRA
plus or minus a specified
spread (-0.03% to 0.02%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
55-57 months
maturity
ranging from
06/13/2029
- 07/31/2029
$33,489,626 $459,876 $(31,241) $428,635
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Canadian Western Bank 213,711 8,734,579 63,930 14 .9
Filo Corp. 563,338 12,474,207 (195,950) ( 45 .7 )
Heroux-Devtek, Inc. 37,701 833,516 262 0 .1
Short Positions
Common Stocks
Canada
National Bank of Canada (96,201) (8,769,821) 286,438 66 .8
Chile
Lundin Mining Corp. (311,138) (2,677,503) 305,196 71 .2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
53-61 months
maturity
ranging from
04/03/2029
- 12/28/2029
$33,995,430 $(160,942) $22,741 $(138,201)

Schedule of Investments
December 31, 2024
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United Kingdom
Britvic plc 464,392 7,611,060 134,489 ( 97 .3 )
Direct Line Insurance Group plc 230,189 736,572 5,559 ( 4 .0 )
DS Smith plc 1,446,851 9,785,500 (240,116) 173 .7
Hargreaves Lansdown plc 697,049 9,565,033 9,673 ( 7 .0 )
Spirent Communications plc 2,667,195 5,910,139 (66,781) 48 .3
Short Positions
Common Stocks
United Kingdom
Aviva plc (66,050) (387,126) (3,766) 2 .7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.03% to 0.05%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
52-61 months
maturity
ranging from
03/05/2029
- 11/30/2029
$157,438,745 $(293,389) $(71,029) $(364,418)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Santos Brasil Participacoes SA 222,108 472,303 (2,005) 0 .6
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. 2,179,410 70,830,939 (1,366,019) 374 .8
Short Positions
Common Stocks
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (435,882) (86,082,336) 1,061,715 ( 291 .3 )
United States
Coeur Mining, Inc. (9,295) (53,167) 12,920 ( 3 .5 )

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2024
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the
total return on a portfolio of
long equity positions and
pays or receives the OBFR
plus or minus a specified
spread (0.11%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
61 months
maturity
ranging from
07/30/2027
- 12/20/2029
$141,281,885 $358,639 $(1,851,956) $(1,493,317)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Cayman Islands
GigCapital7 Corp. 479,330 4,788,507 23,966 ( 1 .6 )
Mercer Park Opportunities Corp. 457,730 4,531,527 (41,196) 2 .8
China
Eureka Acquisition Corp. 22,702 230,652 2,724 ( 0 .2 )
Future Vision II Acquisition Corp. 150,887 1,512,642 8,299 ( 0 .6 )
Rising Dragon Acquisition Corp. 56,600 567,132 449 ( 0 .0 ) (a)
Hong Kong
Black Spade Acquisition II Co. 543,018 5,392,169 27,151 ( 1 .8 )
YHN Acquisition I Ltd. 151,864 1,527,752 9,112 ( 0 .6 )
Singapore
Chenghe Acquisition II Co. 278,486 2,818,278 33,418 ( 2 .2 )
RF Acquisition Corp. II 46,579 476,037 5,731 ( 0 .4 )
United States
AA Mission Acquisition Corp. 366,238 3,699,004 32,961 ( 2 .2 )
Agriculture & Natural Solutions Acquisition Corp. 400,000 4,196,000 52,000 ( 3 .5 )
Andretti Acquisition Corp. II 673,298 6,726,247 20,199 ( 1 .4 )
Athena Technology Acquisition Corp. II(b) 56,250 56,250 (496,688) 33 .3
Black Hawk Acquisition Corp. 38,500 399,630 4,642 ( 0 .3 )
Bleichroeder Acquisition Corp. I 543,963 5,363,475 2,943 ( 0 .2 )
Cayson Acquisition Corp. 114,486 1,156,309 11,654 ( 0 .8 )
Centurion Acquisition Corp. 768,164 7,762,297 80,657 ( 5 .4 )
Charlton Aria Acquisition Corp. 197,296 1,965,068 3,767 ( 0 .3 )
Churchill Capital Corp. IX 484,340 5,012,919 43,518 ( 2 .9 )
Cohen Circle Acquisition Corp. I 583,449 5,834,490 – 0.0
DT Cloud Star Acquisition Corp. 145,129 1,461,449 10,324 ( 0 .7 )
EQV Ventures Acquisition Corp. 860,934 8,592,121 51,656 ( 3 .5 )
Flag Ship Acquisition Corp. 86,443 878,261 14,207 ( 1 .0 )
GP-Act III Acquisition Corp. 61,846 627,118 8,040 ( 0 .5 )
Graf Global Corp. 676,022 6,821,062 60,842 ( 4 .1 )
HCM II Acquisition Corp. 640,024 6,413,040 28,801 ( 1 .9 )
Launch One Acquisition Corp. 625,956 6,284,598 40,979 ( 2 .7 )
Launch Two Acquisition Corp. 367,400 3,659,304 4,414 ( 0 .3 )
Legato Merger Corp. III 106,872 1,099,713 10,054 ( 0 .7 )
Lionheart Holdings 526,300 5,315,630 45,843 ( 3 .1 )
M3-Brigade Acquisition V Corp. 854,034 8,591,582 34,161 ( 2 .3 )
Melar Acquisition Corp. I 251,810 2,538,245 27,699 ( 1 .9 )
Papaya Growth Opportunity Corp. I 53,018 596,452 67,863 ( 4 .5 )
SilverBox Corp. IV 643,617 6,494,096 57,926 ( 3 .9 )
SIM Acquisition Corp. I 599,080 6,014,763 34,850 ( 2 .3 )

Schedule of Investments
December 31, 2024
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Vine Hill Capital Investment Corp. 599,722 6,027,206 35,983 ( 2 .4 )
Voyager Acquisition Corp. 583,336 5,850,860 (310) 0 .0 (a)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.03% to 0.11%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
36-61 months
maturity
ranging from
04/27/2026
- 12/26/2029
$685,622,651 $2,641,015 $(9,592,096) $(6,951,081)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Argentina
Arcadium Lithium plc 1,815,834 9,315,228 (760,225) 10 .9
Despegar.com Corp. 89,755 1,727,784 (11,601) 0 .2
Canada
SilverCrest Metals, Inc. 1,631,552 14,847,123 (1,717,360) 24 .7
United States
Air Transport Services Group, Inc. 433,644 9,531,495 9,089 ( 0 .1 )
Altair Engineering, Inc. 319,270 34,835,550 1,353,967 ( 19 .5 )
Amedisys, Inc. 351,198 31,885,266 (681,260) 9 .8
ANSYS, Inc. 113,859 38,408,056 901,791 ( 13 .0 )
Avid Bioservices, Inc. 1,130,768 13,964,985 133,478 ( 1 .9 )
Barnes Group, Inc. 231,315 10,931,947 90,419 ( 1 .3 )
Berry Global Group, Inc. 581,797 37,624,812 (2,298,040) 33 .1
Cross Country Healthcare, Inc. 394,082 7,156,529 42,219 ( 0 .6 )
CrossFirst Bankshares, Inc. 237,245 3,594,262 (385,315) 5 .5
Discover Financial Services 201,434 34,894,412 7,924,332 ( 114 .0 )
GCI Liberty, Inc. Escrow(b) 32,241 – – 0.0
Hess Corp. 419,949 55,857,416 (7,387,821) 106 .3
Independent Bank Group, Inc. 206,154 12,507,363 1,679,230 ( 24 .2 )
Interpublic Group of Cos., Inc. (The) 482,349 13,515,419 (1,249,900) 18 .0
Juniper Networks, Inc. 317,061 11,873,934 234,625 ( 3 .4 )
Kellanova 264,749 21,436,727 142,116 ( 2 .0 )
Nordstrom, Inc. 240,521 5,808,582 (7,247) 0 .1
Pactiv Evergreen, Inc. 285,162 4,981,780 34,833 ( 0 .5 )
Patterson Cos., Inc. 250,897 7,742,681 (24,368) 0 .4
Retail Opportunity Investments Corp. 699,902 12,150,299 (863) 0 .0 (a)
Sandy Spring Bancorp, Inc. 301,818 10,174,285 (187,142) 2 .7
Smartsheet, Inc. 277,586 15,553,144 172,516 ( 2 .5 )
Spirit AeroSystems Holdings, Inc. 415,470 14,159,218 109,979 ( 1 .6 )
Summit Materials, Inc. 417,836 21,142,502 (96,047) 1 .4
Surmodics, Inc. 163,539 6,476,144 (206,552) 3 .0
Zuora, Inc. 179,263 1,778,289 (9,883) 0 .1

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2024
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United States
Amcor plc (4,213,818) (39,652,027) 2,651,310 ( 38 .1 )
Atlantic Union Bankshares Corp. (272,060) (10,305,633) 242,370 ( 3 .5 )
Boeing Co. (The) (48,020) (8,499,540) (812,704) 11 .7
Capital One Financial Corp. (205,362) (36,620,152) (6,884,302) 99 .0
Chevron Corp. (430,780) (62,394,175) 4,727,038 ( 68 .0 )
Coeur Mining, Inc. (2,602,374) (14,885,579) 1,844,608 ( 26 .5 )
First Busey Corp. (158,478) (3,735,326) 381,929 ( 5 .5 )
Omnicom Group, Inc. (165,900) (14,274,036) 1,094,237 ( 15 .7 )
SouthState Corp. (123,799) (12,315,525) (1,364,049) 19 .6
Synopsys, Inc. (39,281) (19,065,426) 2,955,608 ( 42 .5 )
(a) Represents less than 0.05% of swap value.
(b) Security fair valued using significant unobservable inputs as of December 31, 2024 in accordance with procedures approved by the Board of
Trustees.
Collateral pledged to, or (received from), each counterparty at December 31, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BANA
Investment Companies $ 57 $ – $ 57
BARC
Cash – 132,654 132,654
BNPP
Cash 14,900,000 – 14,900,000
CITG
Cash – 1,541,993 1,541,993
CITI
Cash (793,736) – (793,736)
Investment Companies 911,914 – 911,914
GSIN
U.S. Treasury Bills 171,563,216 – 171,563,216
JPMC
Investment Companies 37,656,196 – 37,656,196
JPMS
Cash – 1,452,260 1,452,260
MLIN
Cash 300,000 – 300,000

Schedule of Investments
December 31, 2024
AQR DIVERSIFYING STRATEGIES FUND
The accompanying notes are an integral part of these financial statements.

AQR Funds | Annual Report | December 2024

† Represents less than 0.05% of net assets.
(a) For the period ended December 31, 2024, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(b) Represents 7-day effective yield as of December 31, 2024.
The Schedule of Investments of the affiliated investment funds held by the AQR Diversifying Strategies Fund can be found within this report as well as on
Form N-CSR and Form N-PORT (Part F) which are filed with the Securities and Exchange Commission.
INVESTMENTS SHARES VALUE ($)
INVESTMENT COMPANIES - 98.0%
ALTERNATIVE FUNDS - 68 .1%
AQR Diversified Arbitrage Fund,
Class R6 (a) 14,437,092 174,833,179
AQR Equity Market Neutral Fund,
Class R6 (a) 28,102,551 282,992,687
AQR Macro Opportunities Fund,
Class R6 (a) 18,675,447 178,537,271
AQR Managed Futures Strategy HV
Fund, Class R6 (a) 21,229,164 178,537,271
AQR Style Premia Alternative Fund,
Class R6 (a) 24,947,874 194,094,461
TOTAL ALTERNATIVE FUNDS
(Cost $989,245,539) 1,008,994,869
ASSET ALLOCATION FUNDS - 29 .9%
AQR Multi-Asset Fund, Class R6 (a)
(Cost $424,276,047) 42,474,544 443,009,494
TOTAL INVESTMENT COMPANIES
(Cost $1,413,521,586) 1,452,004,363
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 2.0%
INVESTMENT COMPANIES - 2 .0%
Limited Purpose Cash Investment
Fund, 4.47% (b)
(Cost $29,332,133) 29,344,715 29,338,846
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.0%
(Cost $1,442,853,719) 1,481,343,209
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.0% † 255,251
NET ASSETS - 100.0% 1,481,598,460
SECTOR VALUE
% OF NET
ASSETS
Equity Market Neutral $ 282,992,687 19 .1%
Global Flexible Allocation 443,009,494 29 .9
Global Macro 178,537,271 12 .1
Multi-Strategy 194,094,461 13 .0
Relative Value Arbitrage 174,833,179 11 .8
Systematic Trend 178,537,271 12 .1
Short-Term Investment Funds 29,338,846 2 .0
Total Investments In Securities
At Value 1,481,343,209 100 .0
Other Assets in Excess of
Liabilities 255,251 0.0 †
Net Assets
$ 1,481,598,460 100 .0%
Affiliate
Value
At
12/31/2023
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
12/31/2024
Shares
Held At
12/31/2024
Dividend
Income
Capital
Gain
Distributions
INVESTMENT COMPANIES - 98.0%
ALTERNATIVE FUNDS - 68 .1%
AQR Diversified
Arbitrage Fund $ 29,606,975 $ 149,329,494 $ (4,562,377) $ (78,578) $ 537,665 $ 174,833,179 14,437,092 $ 2,259,856 $ –
AQR Equity Market
Neutral Fund 86,334,843 203,760,798 (28,574,021) (832,670) 22,303,737 282,992,687 28,102,551 16,419,833 –
AQR Macro
Opportunities Fund 55,914,242 136,816,994 (8,675,841) (1,120,228) (4,397,896) 178,537,271 18,675,447 3,596,697 –
AQR Managed
Futures Strategy HV
Fund 55,914,242 133,941,331 (15,688,693) (1,217,556) 5,587,947 178,537,271 21,229,164 4,281,965 –
AQR Style Premia
Alternative Fund 86,334,843 166,019,882 (67,412,975) (2,369,193) 11,521,904 194,094,461 24,947,874 12,829,635 –
(5,618,225) 35,553,357 1,008,994,869 39,387,986 –
ASSET ALLOCATION FUNDS - 29 .9%
AQR Multi-Asset
Fund 128,869,445 313,825,990 (13,093,471) (415,522) 13,823,052 443,009,494 42,474,544 7,587,304 –
TOTAL $(6,033,747) $49,376,409 $1,452,004,363 $46,975,290 $–
All securities are Level 1 with respect to ASC 820 (See Note 5).

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2024
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 272.5%
COMMON STOCKS - 184.0%
Australia - 4 .8%
AGL Energy Ltd. (2)(a) 271,181 1,890,969
Aristocrat Leisure Ltd. (2)(a) 87,569 3,698,089
Aurizon Holdings Ltd. (2)(a) 271,194 544,571
BlueScope Steel Ltd. (2)(a) 153,959 1,780,245
Brambles Ltd. (2)(a) 199,122 2,368,189
CAR Group Ltd. (2)(a) 25,901 576,398
Cleanaway Waste Management
Ltd. (2)(a) 178,409 291,944
Coles Group Ltd. (2)(a) 92,543 1,080,305
Computershare Ltd. (2)(a) 128,035 2,689,566
Evolution Mining Ltd. (2)(a) 327,987 969,438
Harvey Norman Holdings Ltd. (2)
(a) 338,664 976,476
Incitec Pivot Ltd. (2)(a) 210,053 380,099
Insurance Australia Group Ltd. (2)
(a) 100,189 524,011
JB Hi-Fi Ltd. (2)(a) 55,144 3,154,843
Lendlease Corp. Ltd. (2)(a) 63,397 243,654
Northern Star Resources Ltd. (2)
(a) 86,217 819,162
Origin Energy Ltd. (2)(a) 144,579 973,895
Pro Medicus Ltd. (2)(a) 34,881 5,388,157
Qantas Airways Ltd. (2)*(a) 401,607 2,223,267
QBE Insurance Group Ltd. (2)(a) 112,155 1,331,938
Qube Holdings Ltd. (2)(a) 127,646 312,813
REA Group Ltd. (2)(a) 1,715 246,726
SGH Ltd. (2)(a) 14,872 423,070
Suncorp Group Ltd. (2)(a) 37,563 441,321
Tabcorp Holdings Ltd. (2) 7,358 2,565
Technology One Ltd. (2)(a) 9,343 180,473
Westpac Banking Corp. (2)(a) 227,815 4,547,414
Whitehaven Coal Ltd. (2)(a) 158,870 608,178
Worley Ltd. (2)(a) 186,997 1,581,179
40,248,955
Belgium - 0 .3%
Ageas SA/NV (2)(a) 40,943 1,990,654
Anheuser-Busch InBev SA/NV (2)
(a) 1,781 89,164
KBC Group NV (2)(a) 2,430 187,619
Solvay SA (2)(a) 8,233 266,169
2,533,606
Brazil - 0 .2%
Wheaton Precious Metals Corp. 23,473 1,321,229
Canada - 5 .0%
Agnico Eagle Mines Ltd. (a) 2,185 170,945
Atco Ltd., Class I (a) 16,580 548,803
AtkinsRealis Group, Inc. (a) 55,719 2,956,020
Bank of Nova Scotia (The) (a) 47,417 2,546,258
Barrick Gold Corp. (a) 150,284 2,330,398
Bombardier, Inc., Class B *(a) 11,573 786,991
Canadian Natural Resources Ltd.
(a) 38,372 1,184,702
Canadian Utilities Ltd., Class A (a) 6,903 167,359
CCL Industries, Inc., Class B (a) 40,472 2,082,093
Celestica, Inc. *(a) 29,245 2,698,975
INVESTMENTS SHARES VALUE ($)
Canada - 5.0% (continued)
Cenovus Energy, Inc. (a) 181,187 2,746,575
Descartes Systems Group, Inc.
(The) *(a) 2,656 301,917
Dollarama, Inc. (a) 2,085 203,474
Empire Co. Ltd., Class A (a) 46,380 1,416,131
Enbridge, Inc. (a) 43,141 1,831,043
Fairfax Financial Holdings Ltd. (a) 313 435,493
Finning International, Inc. (a) 19,870 526,521
Franco-Nevada Corp. (a) 6,152 722,944
George Weston Ltd. (a) 9,565 1,487,467
iA Financial Corp., Inc. (a) 17,024 1,578,935
IGM Financial, Inc. (a) 8,709 278,152
Kinross Gold Corp. (a) 112,211 1,042,135
Loblaw Cos. Ltd. (a) 1,389 182,794
Magna International, Inc. (a) 16,537 691,184
Manulife Financial Corp. (a) 44,025 1,352,495
Metro, Inc., Class A (a) 4,380 274,693
Open Text Corp. (a) 27,942 790,762
Pan American Silver Corp. (a) 33,951 686,838
Parkland Corp. (a) 12,254 277,142
Saputo, Inc. (a) 22,607 393,022
Shopify, Inc., Class A *(a) 15,742 1,675,445
Stantec, Inc. (a) 2,176 170,725
Suncor Energy, Inc. (a) 43,715 1,560,414
TC Energy Corp. (a) 27,339 1,274,089
TFI International, Inc. (a) 5,053 682,803
Toronto-Dominion Bank (The) (a) 19,317 1,028,439
West Fraser Timber Co. Ltd. (a) 16,390 1,420,136
Whitecap Resources, Inc. (a) 156,820 1,112,779
41,617,091
China - 0 .6%
Prosus NV (a) 68,652 2,727,190
Wilmar International Ltd. (2) 99,400 225,612
Yangzijiang Shipbuilding Holdings
Ltd. (2) 1,107,376 2,420,550
5,373,352
Denmark - 2 .4%
Ambu A/S, Class B (2)(a) 10,794 156,266
AP Moller - Maersk A/S, Class B
(2)(a) 3,068 5,104,417
Carlsberg A/S, Class B (2)(a) 11,775 1,130,903
Danske Bank A/S (2)(a) 106,331 3,014,768
Demant A/S (2)*(a) 30,777 1,132,785
Genmab A/S (2)*(a) 8,190 1,710,421
GN Store Nord A/S (2)*(a) 36,339 676,574
ISS A/S (2)(a) 130,072 2,379,140
Jyske Bank A/S (Registered) (2)(a) 18,483 1,312,776
Pandora A/S (2)(a) 5,959 1,090,232
Royal Unibrew A/S (2)(a) 28,648 2,017,319
Tryg A/S (2)(a) 12,412 261,823
19,987,424
Finland - 1 .4%
Elisa OYJ (a) 3,764 162,976
Fortum OYJ (a) 192,669 2,697,271
Kone OYJ, Class B (2)(a) 24,821 1,210,027
Nokia OYJ (2)(a) 565,234 2,500,267
Nordea Bank Abp (2)(a) 338,369 3,691,860

Schedule of Investments
December 31, 2024
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Finland - 1.4% (continued)
Sampo OYJ, Class A (2)(a) 4,208 171,876
Wartsila OYJ Abp (2)(a) 66,652 1,181,253
11,615,530
France - 5 .1%
Accor SA (2)(a) 19,194 933,551
Alstom SA (2)*(a) 137,602 3,070,324
Amundi SA (2)(a)(b) 6,381 424,660
BNP Paribas SA (2)(a) 27,460 1,685,957
Bouygues SA (2)(a) 5,769 170,824
Carrefour SA (2)(a) 181,858 2,588,352
Credit Agricole SA (2)(a) 113,161 1,557,042
Danone SA (2)(a) 2,501 169,017
Dassault Aviation SA (2)(a) 4,229 864,136
Eiffage SA (2)(a) 27,706 2,429,577
Engie SA (2)(a) 303,623 4,815,283
Forvia SE (2)(a) 20,244 182,097
Hermes International SCA (2)(a) 1,749 4,196,502
Orange SA (2)(a) 557,990 5,567,528
Renault SA (2)(a) 33,098 1,611,339
Rexel SA (2)(a) 13,964 355,656
Safran SA (2)(a) 5,879 1,288,134
SCOR SE (a) 50,719 1,241,981
Societe Generale SA (2)(a) 146,596 4,114,292
Sodexo SA (a) 2,984 245,887
SPIE SA (2)(a) 15,306 475,985
Valeo SE (2)(a) 163,298 1,571,803
Verallia SA (2)(a)(b) 14,485 363,787
Vinci SA (2)(a) 18,704 1,925,701
Worldline SA (2)*(a)(b) 121,612 1,068,927
42,918,342
Germany - 4 .8%
adidas AG (2)(a) 9,469 2,329,037
Allianz SE (Registered) (2)(a) 6,013 1,848,175
BASF SE (2)(a) 53,142 2,330,336
Bayer AG (Registered) (2)(a) 8,371 167,210
Commerzbank AG (2)(a) 125,764 2,065,356
Deutsche Bank AG (Registered)
(2)(a) 179,779 3,102,428
Deutsche Lufthansa AG
(Registered) (2)(a) 271,657 1,745,858
E.ON SE (2)(a) 14,912 173,696
Evonik Industries AG (2)(a) 136,187 2,367,208
Freenet AG (2)(a) 58,021 1,656,342
Fresenius Medical Care AG (2)(a) 37,985 1,729,487
Hannover Rueck SE (2)(a) 1,670 418,200
Heidelberg Materials AG (2)(a) 10,276 1,269,735
KION Group AG (2)(a) 23,649 780,830
Knorr-Bremse AG (2)(a) 2,576 186,970
LANXESS AG (2)(a) 10,975 268,331
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (a) 4,467 2,253,881
Rheinmetall AG (2)(a) 6,395 4,085,817
SAP SE (2)(a) 2,534 623,299
Scout24 SE (2)(a)(b) 16,180 1,427,707
Talanx AG (2)(a) 7,372 627,000
TeamViewer SE (2)*(a)(b) 94,831 937,728
thyssenkrupp AG (2)(a) 492,425 1,998,045
INVESTMENTS SHARES VALUE ($)
Germany - 4.8% (continued)
Zalando SE (2)*(a)(b) 171,857 5,749,178
40,141,854
Hong Kong - 0 .4%
AIA Group Ltd. (2)(a) 188,000 1,350,378
HKT Trust & HKT Ltd. (2)(a) 137,000 169,198
Prudential plc (2)(a) 73,270 581,473
Techtronic Industries Co. Ltd. (2)(a) 103,000 1,354,033
3,455,082
Ireland - 0 .1%
Aptiv plc * 17,700 1,070,496
Italy - 4 .1%
A2A SpA (2)(a) 333,852 741,263
Azimut Holding SpA (2)(a) 44,358 1,105,439
Banca Generali SpA (2)(a) 35,893 1,671,216
Banca Monte dei Paschi di Siena
SpA (2)(a) 378,454 2,682,630
Banco BPM SpA (2)(a) 260,751 2,111,197
Buzzi SpA (2)(a) 33,086 1,221,366
Enel SpA (2)(a) 182,258 1,300,626
Eni SpA (2)(a) 215,583 2,948,818
Intesa Sanpaolo SpA (2)(a) 673,784 2,702,426
Italgas SpA (2)(a) 108,351 608,103
Nexi SpA (2)*(a)(b) 274,221 1,526,356
Pirelli & C SpA (2)(a)(b) 549,942 3,119,408
Poste Italiane SpA (2)(a)(b) 377,257 5,335,572
Telecom Italia SpA (2)*(a) 3,240,647 828,236
UniCredit SpA (2)(a) 80,032 3,205,151
Unipol Gruppo SpA (2)(a) 268,296 3,350,617
34,458,424
Japan - 27 .1%
ABC-Mart, Inc. (2)(a) 80,900 1,632,147
Alfresa Holdings Corp. (2)(a) 104,500 1,429,225
Amada Co. Ltd. (2)(a) 56,900 553,210
ANA Holdings, Inc. (2)(a) 68,200 1,237,798
Asahi Group Holdings Ltd. (2)(a) 183,100 1,920,846
Asahi Intecc Co. Ltd. (2)(a) 121,300 1,968,116
Asahi Kasei Corp. (2)(a) 410,800 2,830,509
Asics Corp. (2)(a) 117,500 2,292,164
Azbil Corp. (2)(a) 26,900 207,287
Bandai Namco Holdings, Inc. (2)(a) 52,100 1,242,337
Brother Industries Ltd. (2)(a) 68,600 1,160,440
Canon, Inc. (2)(a) 91,800 2,981,817
Capcom Co. Ltd. (2)(a) 44,900 976,734
Central Japan Railway Co. (2)(a) 85,200 1,598,826
Chubu Electric Power Co., Inc. (2)
(a) 249,500 2,617,516
Cosmo Energy Holdings Co. Ltd.
(2)(a) 7,900 348,750
CyberAgent, Inc. (2)(a) 66,000 454,181
Daiichi Sankyo Co. Ltd. (2)(a) 9,600 262,687
Ebara Corp. (2)(a) 42,800 656,664
Fujikura Ltd. (2)(a) 60,700 2,478,127
Fujitsu Ltd. (2)(a) 120,400 2,115,016
Fukuoka Financial Group, Inc. (2)
(a) 65,400 1,628,147
GMO Payment Gateway, Inc. (2)(a) 19,000 957,479

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 27.1% (continued)
Hankyu Hanshin Holdings, Inc. (2)
(a) 10,200 265,858
Hikari Tsushin, Inc. (2)(a) 8,800 1,910,042
Hirose Electric Co. Ltd. (2)(a) 28,000 3,272,773
Hitachi Construction Machinery
Co. Ltd. (2)(a) 66,200 1,467,203
Hitachi Ltd. (2)(a) 116,100 2,843,296
Hoya Corp. (2)(a) 1,800 223,391
IHI Corp. (2)(a) 46,000 2,689,198
Iida Group Holdings Co. Ltd. (2)(a) 32,200 484,153
Inpex Corp. (2)(a) 25,700 323,344
Japan Airlines Co. Ltd. (2)(a) 128,400 2,024,152
Japan Post Bank Co. Ltd. (2)(a) 497,100 4,698,415
Japan Post Holdings Co. Ltd. (2)(a) 129,400 1,218,656
Kansai Paint Co. Ltd. (2)(a) 83,600 1,194,972
KDDI Corp. (2)(a) 190,700 6,073,908
Keio Corp. (2)(a) 60,100 1,462,785
Kinden Corp. (2)(a) 12,800 244,884
Kirin Holdings Co. Ltd. (2)(a) 25,500 331,095
Komatsu Ltd. (2)(a) 59,000 1,607,299
Konami Group Corp. (2)(a) 4,400 411,709
Kuraray Co. Ltd. (2)(a) 48,700 697,566
Kurita Water Industries Ltd. (2)(a) 6,700 233,373
Kyowa Kirin Co. Ltd. (2)(a) 97,000 1,458,685
Kyushu Electric Power Co., Inc.
(2)(a) 17,000 152,061
Kyushu Railway Co. (2)(a) 23,800 580,266
Lixil Corp. (2)(a) 245,300 2,676,983
LY Corp. (2)(a) 338,500 895,025
Makita Corp. (2)(a) 105,400 3,205,106
Marubeni Corp. (2)(a) 77,800 1,167,667
Mazda Motor Corp. (2)(a) 537,800 3,667,027
Medipal Holdings Corp. (2)(a) 40,500 609,069
MISUMI Group, Inc. (2)(a) 169,700 2,608,849
Mitsubishi Chemical Group Corp.
(2)(a) 180,400 911,134
Mitsubishi Gas Chemical Co., Inc.
(2)(a) 57,700 1,023,455
Mitsubishi UFJ Financial Group,
Inc. (2)(a) 481,300 5,619,034
Mitsui OSK Lines Ltd. (2)(a) 18,300 636,810
Mizuho Financial Group, Inc. (2)(a) 54,930 1,340,981
MS&AD Insurance Group
Holdings, Inc. (2)(a) 140,000 3,023,652
Murata Manufacturing Co. Ltd. (2)
(a) 10,100 160,235
NGK Insulators Ltd. (2)(a) 245,200 3,095,991
Nintendo Co. Ltd. (2)(a) 28,100 1,636,594
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 209,100 3,170,390
Nippon Steel Corp. (2)(a) 51,700 1,038,944
Nippon Telegraph & Telephone
Corp. (2)(a) 3,441,500 3,437,590
Nippon Yusen KK (2)(a) 116,100 3,864,215
Nisshin Seifun Group, Inc. (2)(a) 225,400 2,627,033
Niterra Co. Ltd. (2)(a) 16,400 522,535
Nitto Denko Corp. (2)(a) 95,900 1,603,335
Nomura Holdings, Inc. (2)(a) 522,900 3,033,781
Obic Co. Ltd. (2)(a) 22,500 669,563
Oji Holdings Corp. (2)(a) 672,800 2,571,374
INVESTMENTS SHARES VALUE ($)
Japan - 27.1% (continued)
Oracle Corp. Japan (2)(a) 21,200 2,028,977
ORIX Corp. (2)(a) 99,400 2,135,499
Osaka Gas Co. Ltd. (2)(a) 28,900 632,089
Otsuka Corp. (2)(a) 156,900 3,588,266
Panasonic Holdings Corp. (2)(a) 458,600 4,687,171
Persol Holdings Co. Ltd. (2)(a) 2,556,000 3,828,978
Rakuten Group, Inc. (2)*(a) 32,600 175,632
Resonac Holdings Corp. (2)(a) 76,000 1,892,645
Ricoh Co. Ltd. (2)(a) 41,200 467,895
Ryohin Keikaku Co. Ltd. (2)(a) 221,800 5,049,933
Santen Pharmaceutical Co. Ltd.
(2)(a) 233,500 2,390,820
Sanwa Holdings Corp. (2)(a) 46,300 1,278,842
SCSK Corp. (2)(a) 10,400 217,671
Sekisui Chemical Co. Ltd. (2)(a) 70,700 1,210,542
Shimamura Co. Ltd. (2)(a) 59,200 3,292,145
Shimizu Corp. (2)(a) 21,200 167,430
Shionogi & Co. Ltd. (2)(a) 202,200 2,835,889
Skylark Holdings Co. Ltd. (2)(a) 74,500 1,155,338
Socionext, Inc. (2)(a) 174,100 2,719,820
SoftBank Corp. (2)(a) 128,600 162,337
Sohgo Security Services Co. Ltd.
(2)(a) 176,300 1,207,315
Sojitz Corp. (2)(a) 31,100 633,813
Sompo Holdings, Inc. (2)(a) 65,000 1,684,167
Sony Group Corp. (2)(a) 214,500 4,520,707
Square Enix Holdings Co. Ltd. (2)
(a) 159,800 6,205,050
Stanley Electric Co. Ltd. (2)(a) 134,900 2,212,243
Sumitomo Corp. (2)(a) 36,800 796,395
Sumitomo Electric Industries Ltd.
(2)(a) 207,700 3,713,150
Sumitomo Mitsui Financial Group,
Inc. (2)(a) 123,100 2,954,430
Sundrug Co. Ltd. (2)(a) 50,600 1,287,065
Taiyo Yuden Co. Ltd. (2)(a) 11,600 163,134
Takeda Pharmaceutical Co. Ltd.
(2)(a) 162,300 4,296,458
TBS Holdings, Inc. (2)(a) 31,100 790,409
Tobu Railway Co. Ltd. (2)(a) 96,300 1,563,937
Toho Co. Ltd. (2)(a) 11,600 453,321
Tohoku Electric Power Co., Inc.
(2)(a) 54,800 411,278
Tokio Marine Holdings, Inc. (2)(a) 80,100 2,874,639
Tokyo Century Corp. (2)(a) 23,200 234,525
Tokyo Electron Ltd. (2)(a) 18,500 2,780,909
TOPPAN Holdings, Inc. (2)(a) 71,900 1,907,376
Toray Industries, Inc. (2)(a) 194,900 1,234,078
Tosoh Corp. (2)(a) 201,600 2,694,580
TOTO Ltd. (2)(a) 16,100 385,698
Toyo Suisan Kaisha Ltd. (2)(a) 23,500 1,593,613
Trend Micro, Inc. (2)*(a) 85,200 4,593,395
USS Co. Ltd. (2)(a) 550,100 4,775,116
Welcia Holdings Co. Ltd. (2)(a) 128,600 1,675,283
West Japan Railway Co. (2)(a) 9,100 161,178
Yamaha Corp. (2)(a) 259,800 1,847,983
Yamato Holdings Co. Ltd. (2)(a) 15,400 173,120
Yokogawa Electric Corp. (2)(a) 45,100 959,247
Yokohama Rubber Co. Ltd. (The)
(2)(a) 101,800 2,178,396

Schedule of Investments
December 31, 2024
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 27.1% (continued)
Zensho Holdings Co. Ltd. (2)(a) 7,500 424,746
227,540,152
Luxembourg - 0 .3%
Aperam SA (2)(a) 24,720 647,437
ArcelorMittal SA (2)(a) 77,711 1,805,562
2,452,999
Netherlands - 1 .9%
Aalberts NV (2)(a) 37,236 1,323,978
ABN AMRO Bank NV, CVA (2)(a)
(b) 153,796 2,373,314
Aegon Ltd. (2)(a) 245,954 1,463,601
Akzo Nobel NV (2)(a) 19,576 1,175,010
Arcadis NV (2)(a) 21,687 1,319,745
Argenx SE (2)*(a) 2,702 1,669,058
EXOR NV (2)(a) 6,126 561,606
Koninklijke Ahold Delhaize NV (a) 53,306 1,738,784
Koninklijke KPN NV (2)(a) 354,593 1,293,003
Koninklijke Vopak NV (2)(a) 22,634 996,239
NN Group NV (2)(a) 41,870 1,825,891
SBM Offshore NV (2)(a) 34,153 601,435
16,341,664
New Zealand - 0 .2%
Xero Ltd. (2)*(a) 19,301 2,008,521
Norway - 0 .7%
DNB Bank ASA (2)(a) 40,239 803,349
Equinor ASA (2)(a) 61,819 1,466,289
Kongsberg Gruppen ASA (2)(a) 16,061 1,806,970
Norsk Hydro ASA (2)(a) 29,090 160,015
Orkla ASA (2)(a) 19,256 166,587
Telenor ASA (2)(a) 103,578 1,155,637
TOMRA Systems ASA (2)(a) 41,775 540,615
6,099,462
Singapore - 0 .8%
Grab Holdings Ltd., Class A * 839,196 3,961,005
Sea Ltd., ADR *(a) 19,431 2,061,629
United Overseas Bank Ltd. (2) 34,600 918,833
6,941,467
South Korea - 0 .1%
Delivery Hero SE *(a)(b) 21,841 613,563
Spain - 1 .9%
Acerinox SA (2)(a) 182,948 1,791,134
ACS Actividades de Construccion
y Servicios SA (2)(a) 47,325 2,371,573
Aena SME SA (2)(a)(b) 20,369 4,157,269
Banco Santander SA (2)(a) 865,267 4,002,943
Enagas SA (2)(a) 158,199 1,930,999
Endesa SA (2)(a) 14,310 307,726
Mapfre SA (2)(a) 616,447 1,562,817
16,124,461
Sweden - 2 .6%
AAK AB (2)(a) 35,924 1,023,178
AddTech AB, Class B (2)(a) 5,846 159,291
Alfa Laval AB (2)(a) 11,508 481,668
INVESTMENTS SHARES VALUE ($)
Sweden - 2.6% (continued)
Autoliv, Inc. (a) 11,735 1,100,626
Boliden AB (2)(a) 36,184 1,018,033
Electrolux AB, Class B (2)*(a) 504,395 4,183,908
Essity AB, Class B (a) 85,691 2,290,236
Evolution AB (2)(a)(b) 13,210 1,018,700
Getinge AB, Class B (2)(a) 55,624 912,438
Sandvik AB (2)(a) 8,831 158,352
SKF AB, Class B (2)(a) 43,155 809,998
Svenska Handelsbanken AB, Class
A (2)(a) 77,572 800,935
Swedbank AB, Class A (2)(a) 44,079 870,382
Swedish Orphan Biovitrum AB *(a) 24,550 704,291
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 302,939 2,453,338
Telia Co. AB (2)(a) 511,553 1,421,856
Volvo AB, Class B (2)(a) 95,640 2,324,260
21,731,490
Switzerland - 4 .4%
ABB Ltd. (Registered) (2)(a) 52,248 2,821,314
Belimo Holding AG (Registered)
(2)(a) 2,482 1,641,373
DKSH Holding AG (2)(a) 6,892 511,835
DSM-Firmenich AG (2)(a) 17,121 1,730,660
Flughafen Zurich AG (Registered)
(2)(a) 1,085 260,465
Geberit AG (Registered) (2)(a) 3,421 1,940,132
Givaudan SA (Registered) (2)(a) 80 349,711
Julius Baer Group Ltd. (2)(a) 40,535 2,629,560
Logitech International SA
(Registered) (2)(a) 56,295 4,646,938
Lonza Group AG (Registered) (2)
(a) 4,026 2,376,302
Novartis AG (Registered) (2)(a) 69,611 6,777,139
SGS SA (Registered) (2)(a) 1,703 170,841
Sonova Holding AG (Registered)
(2)(a) 3,091 1,010,787
Sunrise Communications AG,
Class A, ADR *(a)(c) 1,548 66,688
TE Connectivity plc (a) 13,303 1,901,930
Ypsomed Holding AG (Registered)
(2)(a) 1,134 409,355
Zurich Insurance Group AG (2)(a) 12,435 7,395,909
36,640,939
United Kingdom - 8 .5%
abrdn plc (2)(a) 692,107 1,219,648
Associated British Foods plc (2)(a) 80,505 2,053,553
Auto Trader Group plc (2)(a)(b) 94,720 937,241
Aviva plc (2)(a) 180,659 1,058,862
B&M European Value Retail SA
(2)(a) 315,511 1,446,609
Barclays plc (2)(a) 1,001,761 3,351,089
Beazley plc (2)(a) 55,448 566,040
British American Tobacco plc (2)(a) 59,567 2,149,459
BT Group plc (2)(a) 354,225 638,485
Centrica plc (2)(a) 181,299 302,475
CK Hutchison Holdings Ltd. (2)(a) 344,500 1,831,515
Direct Line Insurance Group plc
(2)(a) 550,158 1,760,427

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - 8.5% (continued)
easyJet plc (2)(a) 662,170 4,628,962
Flutter Entertainment plc *(a) 4,343 1,122,448
Hiscox Ltd. (2)(a) 57,146 773,414
Howden Joinery Group plc (2)(a) 102,325 1,013,691
HSBC Holdings plc (2)(a) 40,011 393,032
IMI plc (2)(a) 40,459 918,900
Imperial Brands plc (2)(a) 64,979 2,077,955
Inchcape plc (2)(a) 87,119 837,871
InterContinental Hotels Group plc
(2)(a) 7,713 959,680
Intermediate Capital Group plc (2)
(a) 105,633 2,722,610
International Distribution Services
plc (a) 140,441 639,626
Intertek Group plc (2)(a) 21,131 1,248,416
ITV plc (2)(a) 2,173,761 2,009,505
J Sainsbury plc (2)(a) 69,059 235,984
Johnson Matthey plc (2)(a) 99,213 1,664,475
Kingfisher plc (2)(a) 156,896 487,689
Lloyds Banking Group plc (2)(a) 958,356 654,489
M&G plc (2)(a) 177,247 438,620
Man Group plc (2)(a) 145,393 387,985
Marks & Spencer Group plc (2)(a) 582,116 2,726,164
NatWest Group plc (2)(a) 721,420 3,615,220
Ocado Group plc (2)*(a) 90,475 341,473
Pearson plc (2)(a) 54,888 880,152
Persimmon plc (2)(a) 65,291 975,280
RELX plc (2)(a) 3,545 160,620
Rightmove plc (2)(a) 320,100 2,561,955
Rolls-Royce Holdings plc (2)*(a) 633,255 4,490,660
Rotork plc (2)(a) 67,999 267,369
Standard Chartered plc (2)(a) 149,743 1,843,517
Subsea 7 SA (2)(a) 49,502 787,581
Tate & Lyle plc (a) 178,291 1,449,700
TechnipFMC plc (a) 131,237 3,797,999
Tesco plc (2)(a) 718,748 3,305,776
Travis Perkins plc (a) 56,129 512,253
Vodafone Group plc (2)(a) 2,189,897 1,868,157
Weir Group plc (The) (2)(a) 29,826 812,481
Whitbread plc (2)(a) 16,107 592,898
71,520,010
United States - 106 .3%
3M Co. (a) 61,824 7,980,860
Abbott Laboratories (a) 32,167 3,638,409
Abercrombie & Fitch Co., Class
A *(a) 23,567 3,522,559
Acuity Brands, Inc. (a)(c) 2,139 624,866
Adobe, Inc. *(a) 10,700 4,758,076
ADT, Inc. (a)(c) 131,208 906,647
AECOM (a) 23,010 2,457,928
Agree Realty Corp., REIT (a) 17,338 1,221,462
Airbnb, Inc., Class A *(a) 46,667 6,132,510
Alaska Air Group, Inc. *(a) 103,895 6,727,201
Align Technology, Inc. *(a) 8,658 1,805,280
Allison Transmission Holdings,
Inc. (a) 18,841 2,035,958
Alnylam Pharmaceuticals, Inc. *(a)
(c) 11,447 2,693,594
Altria Group, Inc. (a) 118,294 6,185,593
INVESTMENTS SHARES VALUE ($)
United States - 106.3% (continued)
Amazon.com, Inc. *(a) 15,668 3,437,403
Amcor plc (a) 166,869 1,570,237
American Airlines Group, Inc. *(a)
(c) 46,565 811,628
American International Group, Inc.
(a) 23,562 1,715,314
Americold Realty Trust, Inc., REIT
(a) 8,180 175,052
Amphenol Corp., Class A (a)(c) 6,501 451,494
Antero Resources Corp. *(a)(c) 5,539 194,142
Apellis Pharmaceuticals, Inc. *(a)
(c) 17,595 561,456
Appfolio, Inc., Class A *(a) 14,004 3,455,067
Apple, Inc. (a) 46,419 11,624,247
Applied Materials, Inc. (a) 936 152,222
AptarGroup, Inc. (a)(c) 1,433 225,124
Arista Networks, Inc. *(a) 23,808 2,631,498
Arrow Electronics, Inc. *(a)(c) 18,862 2,133,669
Assurant, Inc. (a) 5,996 1,278,467
Assured Guaranty Ltd. (a) 30,160 2,714,702
AT&T, Inc. (a) 256,338 5,836,816
ATI, Inc. *(a) 8,239 453,475
Atlassian Corp., Class A *(a)(c) 17,296 4,209,500
Atmos Energy Corp. (a)(c) 19,374 2,698,217
AutoNation, Inc. *(a) 3,061 519,880
Avient Corp. (a) 13,590 555,287
Avnet, Inc. (a) 16,790 878,453
Axalta Coating Systems Ltd. *(a) 23,477 803,383
Axis Capital Holdings Ltd. (a) 42,005 3,722,483
AZEK Co., Inc. (The), Class A *(a)
(c) 9,784 464,446
Baker Hughes Co., Class A (a)(c) 95,797 3,929,593
Bank of America Corp. (a) 147,866 6,498,711
Bank of New York Mellon Corp.
(The) (a) 9,907 761,155
Bank OZK (a) 52,356 2,331,413
Becton Dickinson & Co. (a) 5,377 1,219,880
BellRing Brands, Inc. *(a) 53,217 4,009,369
Best Buy Co., Inc. (a) 35,168 3,017,414
Biogen, Inc. *(a) 12,234 1,870,823
BioMarin Pharmaceutical, Inc. *(a)
(c) 25,683 1,688,144
BJ's Wholesale Club Holdings, Inc.
*(a)(c) 6,860 612,941
Black Hills Corp. (a) 26,117 1,528,367
Blackrock, Inc. (a)(c) 2,507 2,569,951
BOK Financial Corp. (a) 5,553 591,117
Booking Holdings, Inc. (a) 1,442 7,164,462
Booz Allen Hamilton Holding Corp.,
Class A (a)(c) 3,256 419,047
BorgWarner, Inc. (a)(c) 53,162 1,690,020
Boston Beer Co., Inc. (The), Class
A *(a)(c) 13,619 4,085,428
BP plc (2)(a) 1,417,893 7,008,602
Brighthouse Financial, Inc. *(a) 14,265 685,291
Bristol-Myers Squibb Co. (a) 69,328 3,921,192
Broadcom, Inc. (a) 11,486 2,662,914
Broadridge Financial Solutions,
Inc. (a) 10,174 2,300,240
Bruker Corp. (a)(c) 25,133 1,473,296

Schedule of Investments
December 31, 2024
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 106.3% (continued)
CACI International, Inc., Class A
*(a) 1,739 702,660
Capital One Financial Corp. (a) 6,041 1,077,231
CarMax, Inc. *(a)(c) 50,156 4,100,755
Carnival Corp. *(a)(c) 128,323 3,197,809
Carter's, Inc. (a) 55,176 2,989,987
CBRE Group, Inc., Class A *(a)(c) 1,911 250,895
Centene Corp. *(a) 144,974 8,782,526
CF Industries Holdings, Inc. (a)(c) 3,669 313,039
Cheniere Energy, Inc. (a)(c) 11,174 2,400,957
Chipotle Mexican Grill, Inc., Class
A *(a) 15,962 962,509
Chubb Ltd. (a) 10,119 2,795,880
Ciena Corp. *(a)(c) 27,602 2,340,926
Cincinnati Financial Corp. (a) 26,657 3,830,611
Citigroup, Inc. (a) 74,583 5,249,897
Citizens Financial Group, Inc. (a) 146,766 6,422,480
Clean Harbors, Inc. *(a) 3,115 716,886
Cleveland-Cliffs, Inc. *(a)(c) 43,818 411,889
Clorox Co. (The) (a) 1,186 192,618
Cloudflare, Inc., Class A *(a)(c) 17,209 1,853,065
CME Group, Inc. (a) 30,592 7,104,380
CNA Financial Corp. (a) 20,855 1,008,756
CNH Industrial NV (a) 160,090 1,813,820
CNO Financial Group, Inc. (a) 20,551 764,703
Coca-Cola Consolidated, Inc. (a) 2,073 2,611,959
Cognex Corp. (a) 37,947 1,360,779
Coinbase Global, Inc., Class A *(a) 2,081 516,712
Colgate-Palmolive Co. (a) 47,760 4,341,862
Comcast Corp., Class A (a) 188,436 7,072,003
Comfort Systems USA, Inc. (a) 6,865 2,911,172
Commerce Bancshares, Inc. (a)(c) 19,680 1,226,261
Commvault Systems, Inc. *(a) 19,721 2,976,096
ConocoPhillips (a) 10,697 1,060,821
Consolidated Edison, Inc. (a)(c) 13,037 1,163,292
Cooper Cos., Inc. (The) *(a) 11,681 1,073,834
COPT Defense Properties, REIT
(a) 57,016 1,764,645
Corebridge Financial, Inc. (a) 26,112 781,532
Corpay, Inc. *(a)(c) 2,380 805,440
Costco Wholesale Corp. (a) 4,069 3,728,303
Coterra Energy, Inc. (a)(c) 64,589 1,649,603
Crane Co. (a)(c) 3,964 601,537
CRH plc (a) 49,602 4,589,177
Crown Holdings, Inc. (a)(c) 50,358 4,164,103
Cullen/Frost Bankers, Inc. (a)(c) 15,034 2,018,315
Cummins, Inc. (a) 6,912 2,409,523
Curtiss-Wright Corp. (a) 2,793 991,152
CVS Health Corp. (a) 58,812 2,640,071
Datadog, Inc., Class A *(a)(c) 4,237 605,425
DaVita, Inc. *(a)(c) 1,871 279,808
Delta Air Lines, Inc. (a) 94,020 5,688,210
Devon Energy Corp. (a) 4,689 153,471
Dexcom, Inc. *(a) 18,413 1,431,979
Dillard's, Inc., Class A (a) 2,238 966,234
Dolby Laboratories, Inc., Class A
(a) 18,503 1,445,084
Donaldson Co., Inc. (a) 14,760 994,086
DoubleVerify Holdings, Inc. *(a)(c) 81,903 1,573,357
DT Midstream, Inc. (a) 7,988 794,247
INVESTMENTS SHARES VALUE ($)
United States - 106.3% (continued)
DTE Energy Co. (a) 37,890 4,575,218
Dun & Bradstreet Holdings, Inc.
(a)(c) 60,390 752,459
DuPont de Nemours, Inc. (a) 19,701 1,502,201
Dutch Bros, Inc., Class A *(a)(c) 18,269 956,930
DXC Technology Co. *(a)(c) 27,287 545,194
Dynatrace, Inc. *(a)(c) 13,448 730,899
Eagle Materials, Inc. (a)(c) 4,128 1,018,625
East West Bancorp, Inc. (a)(c) 5,562 532,617
Eaton Corp. plc (a) 6,901 2,290,235
eBay, Inc. (a)(c) 17,783 1,101,657
Ecolab, Inc. (a) 6,423 1,505,037
Edison International (a) 28,036 2,238,394
Edwards Lifesciences Corp. *(a)(c) 10,386 768,876
Element Solutions, Inc. (a)(c) 34,239 870,698
Eli Lilly & Co. (a) 2,664 2,056,608
EMCOR Group, Inc. (a)(c) 5,786 2,626,265
Encompass Health Corp. (a) 27,175 2,509,611
EnerSys (a)(c) 9,982 922,636
Entergy Corp. (a) 24,972 1,893,377
EOG Resources, Inc. (a) 6,638 813,686
EPAM Systems, Inc. *(a) 6,675 1,560,749
EPR Properties, REIT (a) 22,390 991,429
Essent Group Ltd. (a)(c) 9,524 518,487
Etsy, Inc. *(a)(c) 4,701 248,636
Euronet Worldwide, Inc. *(a)(c) 7,404 761,427
Evercore, Inc., Class A (a) 3,959 1,097,395
Evergy, Inc. (a) 45,456 2,797,817
Eversource Energy (a)(c) 9,863 566,432
Exact Sciences Corp. *(a) 14,316 804,416
Exelixis, Inc. *(a) 79,923 2,661,436
Expeditors International of
Washington, Inc. (a)(c) 6,049 670,048
Exponent, Inc. (a)(c) 2,487 221,592
Exxon Mobil Corp. (a)(c) 11,523 1,239,529
Fair Isaac Corp. *(a) 886 1,763,964
Federal Realty Investment Trust,
REIT (a) 3,139 351,411
Federated Hermes, Inc., Class B
(a) 76,255 3,134,843
FedEx Corp. (a) 2,450 689,259
Ferguson Enterprises, Inc. (a) 11,916 2,068,260
Fidelity National Financial, Inc. (a) 36,629 2,056,352
Fidelity National Information
Services, Inc. (a)(c) 52,998 4,280,648
First American Financial Corp. (a) 18,315 1,143,589
First Hawaiian, Inc. (a)(c) 24,623 638,967
First Horizon Corp. (a) 148,822 2,997,275
Five Below, Inc. *(a) 3,828 401,787
Flowserve Corp. (a) 77,767 4,473,158
Fluor Corp. *(a) 17,336 855,012
FMC Corp. (a) 12,177 591,924
FNB Corp. (a)(c) 118,221 1,747,306
Ford Motor Co. (a)(c) 15,947 157,875
Fortinet, Inc. *(a) 85,405 8,069,065
Franklin Resources, Inc. (a)(c) 17,751 360,168
Freeport-McMoRan, Inc. (a) 16,655 634,222
Freshpet, Inc. *(a)(c) 4,747 703,078
Garmin Ltd. (a) 15,839 3,266,952
Gartner, Inc. *(a) 3,946 1,911,719

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 106.3% (continued)
Gates Industrial Corp. plc *(a) 99,161 2,039,742
GE Aerospace (a) 25,864 4,313,857
GE Vernova, Inc. (a) 3,955 1,300,918
Gen Digital, Inc. (a)(c) 33,035 904,498
General Dynamics Corp. (a) 1,049 276,401
General Motors Co. (a) 94,772 5,048,504
Gitlab, Inc., Class A *(a) 47,695 2,687,613
Global Payments, Inc. (a) 20,484 2,295,437
Globe Life, Inc. (a) 16,386 1,827,367
GoDaddy, Inc., Class A *(a) 13,448 2,654,232
Graham Holdings Co., Class B (a) 205 178,744
GRAIL, Inc. *(a)(c) 17,529 312,893
Grand Canyon Education, Inc. *(a) 17,109 2,802,454
Grocery Outlet Holding Corp. *(a) 89,393 1,395,425
GSK plc (2)(a) 183,795 3,100,121
Guidewire Software, Inc. *(a)(c) 23,898 4,028,725
H&R Block, Inc. (a)(c) 56,684 2,995,183
Halliburton Co. (a) 50,119 1,362,736
Hancock Whitney Corp. (a) 26,787 1,465,785
Hanover Insurance Group, Inc.
(The) (a) 7,802 1,206,657
Hasbro, Inc. (a)(c) 55,399 3,097,358
Hayward Holdings, Inc. *(a) 53,239 814,024
HCA Healthcare, Inc. (a)(c) 799 239,820
HealthEquity, Inc. *(a) 24,315 2,333,024
Healthpeak Properties, Inc., REIT
(a) 60,431 1,224,936
Hewlett Packard Enterprise Co. (a) 138,293 2,952,556
Hexcel Corp. (a) 38,762 2,430,377
HF Sinclair Corp. (a)(c) 60,382 2,116,389
Hilton Worldwide Holdings, Inc.
(a)(c) 25,523 6,308,265
Holcim AG (2)(a) 21,489 2,069,068
Home BancShares, Inc. (a)(c) 6,224 176,139
Howmet Aerospace, Inc. (a)(c) 40,181 4,394,596
HubSpot, Inc. *(a)(c) 6,669 4,646,759
Huntington Bancshares, Inc. (a) 57,279 931,929
Huntsman Corp. (a)(c) 42,120 759,424
Illinois Tool Works, Inc. (a) 16,008 4,058,988
Illumina, Inc. *(a)(c) 17,587 2,350,151
Incyte Corp. *(a) 42,225 2,916,481
Inspire Medical Systems, Inc. *(a)
(c) 13,947 2,585,495
Insulet Corp. *(a) 5,047 1,317,620
Intel Corp. (a)(c) 36,878 739,404
International Bancshares Corp. (a) 2,633 166,300
International Flavors & Fragrances,
Inc. (a) 3,842 324,841
Intra-Cellular Therapies, Inc. *(a)(c) 5,030 420,106
Invesco Ltd. (a) 259,541 4,536,777
IQVIA Holdings, Inc. *(a) 10,595 2,082,023
Iridium Communications, Inc. (a)(c) 34,831 1,010,796
ITT, Inc. (a) 15,442 2,206,353
Jabil, Inc. (a) 3,918 563,800
Jacobs Solutions, Inc. (a)(c) 16,490 2,203,394
Jazz Pharmaceuticals plc *(a)(c) 4,901 603,558
JB Hunt Transport Services, Inc.
(a)(c) 15,190 2,592,325
Johnson & Johnson (a) 20,988 3,035,285
KBR, Inc. (a) 10,732 621,705
INVESTMENTS SHARES VALUE ($)
United States - 106.3% (continued)
Kemper Corp. (a) 33,292 2,211,920
Keurig Dr Pepper, Inc. (a) 33,970 1,091,116
Kimco Realty Corp., REIT (a)(c) 10,667 249,928
Kirby Corp. *(a) 8,102 857,192
KLA Corp. (a)(c) 1,122 706,995
Kraft Heinz Co. (The) (a)(c) 5,455 167,523
Kroger Co. (The) (a) 29,665 1,814,015
Kyndryl Holdings, Inc. *(a)(c) 56,564 1,957,114
Labcorp Holdings, Inc. (a) 12,900 2,958,228
Lantheus Holdings, Inc. *(a)(c) 10,744 961,158
Leggett & Platt, Inc. (a)(c) 109,720 1,053,312
Leidos Holdings, Inc. (a) 10,489 1,511,045
Lennox International, Inc. (a) 2,170 1,322,181
Light & Wonder, Inc. *(a) 21,083 1,821,150
Lincoln National Corp. (a) 46,664 1,479,715
LivaNova plc *(a) 32,488 1,504,519
Loews Corp. (a) 10,156 860,112
Louisiana-Pacific Corp. (a) 13,594 1,407,659
Lululemon Athletica, Inc. *(a) 5,113 1,955,262
Lyft, Inc., Class A *(a) 146,827 1,894,068
Magnera Corp. * 11,088 201,469
Manhattan Associates, Inc. *(a)(c) 8,520 2,302,445
ManpowerGroup, Inc. (a) 74,736 4,313,762
Marathon Petroleum Corp. (a) 15,698 2,189,871
Marriott Vacations Worldwide Corp.
(a) 51,279 4,604,854
Marvell Technology, Inc. (a) 28,958 3,198,411
Masco Corp. (a) 9,915 719,532
MasTec, Inc. *(a) 27,099 3,689,258
Matador Resources Co. (a) 10,363 583,022
Maximus, Inc. (a)(c) 14,523 1,084,142
McCormick & Co., Inc. (Non-
Voting) (a) 10,576 806,314
McKesson Corp. (a) 5,817 3,315,166
Medpace Holdings, Inc. *(a)(c) 4,214 1,400,017
Medtronic plc (a) 55,001 4,393,480
Merck & Co., Inc. (a) 42,616 4,239,440
Meta Platforms, Inc., Class A (a) 2,123 1,243,038
MetLife, Inc. (a) 24,458 2,002,621
MGM Resorts International *(a)(c) 68,060 2,358,279
Micron Technology, Inc. (a) 1,799 151,404
Mid-America Apartment
Communities, Inc., REIT (a) 1,613 249,321
Mohawk Industries, Inc. *(a) 2,467 293,894
Molina Healthcare, Inc. *(a) 11,610 3,379,091
Molson Coors Beverage Co., Class
B (a) 65,307 3,743,397
MSCI, Inc., Class A (a) 2,596 1,557,626
Murphy Oil Corp. (a)(c) 41,516 1,256,274
Natera, Inc. *(a) 22,089 3,496,689
National Fuel Gas Co. (a) 43,363 2,631,267
NetApp, Inc. (a) 14,507 1,683,973
Netflix, Inc. *(a) 548 488,443
Neurocrine Biosciences, Inc. *(a) 20,139 2,748,974
New Jersey Resources Corp. (a) 30,946 1,443,631
New York Times Co. (The), Class
A (a) 42,204 2,196,718
Newell Brands, Inc. (a) 84,592 842,536
News Corp., Class A (a) 55,223 1,520,841

Schedule of Investments
December 31, 2024
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 106.3% (continued)
Nexstar Media Group, Inc., Class
A (a)(c) 20,344 3,213,742
NiSource, Inc. (a) 60,339 2,218,062
NNN REIT, Inc., REIT (a) 30,426 1,242,902
Nordstrom, Inc. (a)(c) 12,162 293,712
Norfolk Southern Corp. (a)(c) 3,804 892,799
Northern Trust Corp. (a)(c) 14,281 1,463,803
Northrop Grumman Corp. (a) 8,310 3,899,800
Nutanix, Inc., Class A *(a)(c) 45,650 2,792,867
NVIDIA Corp. (a) 25,270 3,393,508
Okta, Inc., Class A *(a)(c) 21,788 1,716,894
Old Republic International Corp.
(a) 19,197 694,739
Olin Corp. (a) 21,029 710,780
OneMain Holdings, Inc. (a)(c) 23,134 1,205,975
Oracle Corp. (a) 12,516 2,085,666
Oshkosh Corp. (a) 6,772 643,814
Ovintiv, Inc. (a) 65,804 2,665,062
Owens Corning (a) 6,029 1,026,859
Packaging Corp. of America (a) 19,043 4,287,151
Palo Alto Networks, Inc. *(a)(c) 18,692 3,401,196
Park Hotels & Resorts, Inc., REIT
(a) 67,284 946,686
Parsons Corp. *(a)(c) 15,226 1,404,599
PayPal Holdings, Inc. *(a) 61,366 5,237,588
PBF Energy, Inc., Class A (a)(c) 32,831 871,663
Pegasystems, Inc. (a) 18,288 1,704,442
Penske Automotive Group, Inc. (a) 18,627 2,839,500
Pentair plc (a) 21,139 2,127,429
Penumbra, Inc. *(a)(c) 5,785 1,373,822
PepsiCo, Inc. (a) 8,697 1,322,466
Pfizer, Inc. (a) 239,272 6,347,886
PG&E Corp. (a) 160,538 3,239,657
Pilgrim's Pride Corp. *(a) 13,426 609,406
Pinterest, Inc., Class A *(a)(c) 79,017 2,291,493
Playtika Holding Corp. (a) 160,562 1,114,300
Popular, Inc. 24,324 2,287,915
PotlatchDeltic Corp., REIT (a) 9,394 368,715
PPG Industries, Inc. (a) 31,459 3,757,778
Primerica, Inc. (a) 2,100 569,982
Progressive Corp. (The) (a) 17,148 4,108,832
Prosperity Bancshares, Inc. (a) 24,930 1,878,476
Public Storage, REIT (a) 18,010 5,392,914
PVH Corp. (a) 13,031 1,378,028
Quest Diagnostics, Inc. (a) 6,338 956,151
QuidelOrtho Corp. *(a)(c) 18,441 821,547
Ralph Lauren Corp., Class A (a) 29,728 6,866,573
Reinsurance Group of America,
Inc. (a) 3,452 737,451
ResMed, Inc. (a)(c) 11,623 2,658,064
Reynolds Consumer Products,
Inc. (a) 42,218 1,139,464
RH *(a)(c) 3,917 1,541,692
RingCentral, Inc., Class A *(a) 65,629 2,297,671
Robert Half, Inc. (a) 49,686 3,500,876
Robinhood Markets, Inc., Class A
*(a)(c) 122,298 4,556,823
ROBLOX Corp., Class A *(a)(c) 48,356 2,797,878
Roche Holding AG (2)(a) 5,852 1,636,259
Rollins, Inc. (a)(c) 8,754 405,748
INVESTMENTS SHARES VALUE ($)
United States - 106.3% (continued)
Ross Stores, Inc. (a) 19,818 2,997,869
Royal Gold, Inc. (a) 24,351 3,210,679
Sabra Health Care REIT, Inc.,
REIT (a) 31,932 553,062
Samsara, Inc., Class A *(a)(c) 31,079 1,357,842
SBA Communications Corp., REIT
(a) 8,728 1,778,766
Schlumberger NV (a)(c) 12,370 474,266
Schneider Electric SE (2)(a) 7,531 1,874,888
Science Applications International
Corp. (a) 3,651 408,109
Scotts Miracle-Gro Co. (The) (a)(c) 19,412 1,287,792
Seagate Technology Holdings plc
(a)(c) 23,773 2,051,848
SentinelOne, Inc., Class A *(a) 34,365 762,903
Shell plc (2)(a) 110,448 3,442,775
Sherwin-Williams Co. (The) (a)(c) 1,266 430,351
Signify NV (2)(a)(b) 69,826 1,559,405
SiteOne Landscape Supply, Inc.
*(a)(c) 3,397 447,623
Skechers USA, Inc., Class A *(a) 25,788 1,733,985
Skyworks Solutions, Inc. (a) 8,081 716,623
SLM Corp. (a)(c) 81,709 2,253,534
Smartsheet, Inc., Class A *(a) 62,514 3,502,659
Snap, Inc., Class A *(a)(c) 132,257 1,424,408
Snap-on, Inc. (a) 889 301,798
Snowflake, Inc., Class A *(a)(c) 8,555 1,320,978
Sonoco Products Co. (a)(c) 17,871 872,998
Sotera Health Co. *(a)(c) 20,021 273,887
Spectrum Brands Holdings, Inc.
(a)(c) 3,234 273,241
Sprouts Farmers Market, Inc. *(a)
(c) 7,090 900,926
SS&C Technologies Holdings, Inc.
(a) 53,124 4,025,737
Stanley Black & Decker, Inc. (a)(c) 11,994 962,998
State Street Corp. (a) 19,795 1,942,879
Synchrony Financial (a)(c) 41,384 2,689,960
Synovus Financial Corp. (a)(c) 28,950 1,483,109
Tapestry, Inc. (a) 92,382 6,035,316
Targa Resources Corp. (a) 8,464 1,510,824
Taylor Morrison Home Corp., Class
A *(a) 35,497 2,172,771
TD SYNNEX Corp. (a) 20,688 2,426,289
Tenaris SA (2)(a) 12,860 242,777
Tenet Healthcare Corp. *(a) 17,444 2,201,956
Teradata Corp. *(a) 42,323 1,318,361
Terex Corp. (a)(c) 27,673 1,279,046
Tesla, Inc. *(a) 2,238 903,794
Texas Capital Bancshares, Inc.
*(a)(c) 47,936 3,748,595
Texas Pacific Land Corp. (a) 1,143 1,264,112
Texas Roadhouse, Inc., Class A (a) 28,548 5,150,916
Textron, Inc. (a) 17,089 1,307,138
T-Mobile US, Inc. (a) 6,209 1,370,513
Toll Brothers, Inc. (a) 25,972 3,271,173
Trane Technologies plc (a) 1,271 469,444
TransUnion (a) 24,807 2,299,857
Travel + Leisure Co. (a) 22,885 1,154,548
Travelers Cos., Inc. (The) (a) 12,936 3,116,153

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 106.3% (continued)
Trimble, Inc. *(a) 63,660 4,498,216
TripAdvisor, Inc. *(a) 87,498 1,292,345
Truist Financial Corp. (a) 34,306 1,488,194
Twilio, Inc., Class A *(a)(c) 26,224 2,834,290
Ubiquiti, Inc. (a) 1,702 564,945
UFP Industries, Inc. (a) 5,996 675,449
UGI Corp. (a)(c) 137,250 3,874,568
UiPath, Inc., Class A *(a)(c) 122,553 1,557,649
UMB Financial Corp. (a)(c) 15,161 1,711,070
Union Pacific Corp. (a)(c) 4,359 994,026
United Airlines Holdings, Inc. *(a) 7,117 691,061
United Therapeutics Corp. *(a) 3,550 1,252,582
Universal Display Corp. (a)(c) 1,665 243,423
Universal Health Services, Inc.,
Class B (a) 9,051 1,623,930
Unum Group (a) 20,751 1,515,446
US Foods Holding Corp. *(a) 28,235 1,904,733
Vail Resorts, Inc. (a) 14,355 2,690,845
Valero Energy Corp. (a) 12,353 1,514,354
Valley National Bancorp (a) 363,543 3,293,700
Veeva Systems, Inc., Class A *(a) 12,452 2,618,033
VeriSign, Inc. *(a) 30,113 6,232,186
Vertiv Holdings Co., Class A (a)(c) 33,318 3,785,258
Vestis Corp. (a) 77,138 1,175,583
Vulcan Materials Co. (a) 8,334 2,143,755
Walmart, Inc. (a) 76,401 6,902,830
Wendy's Co. (The) (a)(c) 400,842 6,533,725
WESCO International, Inc. (a)(c) 7,207 1,304,179
Western Union Co. (The) (a) 221,847 2,351,578
Westinghouse Air Brake
Technologies Corp. (a) 22,129 4,195,437
WEX, Inc. *(a)(c) 2,361 413,931
Whirlpool Corp. (a)(c) 12,463 1,426,764
Wingstop, Inc. (a) 8,169 2,321,630
Woodward, Inc. (a) 11,786 1,961,426
Workday, Inc., Class A *(a)(c) 6,368 1,643,135
Xcel Energy, Inc. (a) 113,423 7,658,321
Zebra Technologies Corp., Class
A *(a) 724 279,623
Zimmer Biomet Holdings, Inc. (a) 3,948 417,027
Zions Bancorp NA (a) 16,999 922,196
Zoetis, Inc., Class A (a) 5,989 975,788
Zoom Communications, Inc., Class
A *(a) 44,676 3,646,008
Zscaler, Inc. *(a)(c) 21,603 3,897,397
891,993,789
TOTAL COMMON STOCKS
(Cost $1,420,901,621) 1,544,749,902
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 88.5%
INVESTMENT COMPANIES - 46 .0%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 4.26%
(d)(e) 2,199,795 2,199,795
Limited Purpose Cash Investment
Fund, 4.47% (d)(f) 384,266,317 384,189,464
TOTAL INVESTMENT COMPANIES
(Cost $386,292,111) 386,389,259
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 42 .5%
U.S. Treasury Bills
5.25%, 1/2/2025 (2)(g) $ 49,931,000 49,931,000
5.21%, 1/9/2025 (2)(g) 4,697,000 4,693,156
5.12%, 1/23/2025 (2)(g) 7,346,000 7,327,810
4.81%, 2/6/2025 (2)(g) 9,498,000 9,459,007
4.91%, 2/13/2025 (2)(g) 13,156,000 13,090,935
4.89%, 2/20/2025 (2)(g) 19,597,000 19,485,597
4.64%, 3/13/2025 (2)(g) 15,469,000 15,343,278
4.51%, 3/20/2025 (2)(g) 27,088,000 26,846,020
4.35%, 3/27/2025 (2)(g) 24,732,000 24,490,217
4.31%, 4/3/2025 (2)(g) 1,702,000 1,683,824
4.40%, 4/10/2025 (2)(g) 10,917,000 10,793,448
4.36%, 4/17/2025 (2)(g) 23,462,000 23,177,293
4.41%, 4/24/2025 (2)(g)(h) 21,310,000 21,034,388
4.42%, 5/1/2025 (2)(g) 34,489,000 34,014,984
4.25%, 6/20/2025 (2)(g) 36,115,000 35,416,101
4.26%, 6/26/2025 (2)(g) 1,854,000 1,816,825
4.22%, 7/3/2025 (2)(g) 59,022,000 57,791,415
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $356,245,837) 356,395,298
TOTAL SHORT-TERM INVESTMENTS
(Cost $742,537,948) 742,784,557
TOTAL LONG POSITIONS
(Cost $2,163,439,569) 2,287,534,459
SHARES
SHORT POSITIONS - (171.4)%
COMMON STOCKS - (170.7)%
Australia - ( 5 .2 ) %
ALS Ltd. (2) (222,800) (2,073,862)
Ampol Ltd. (2) (66,054) (1,152,476)
APA Group (2) (535,623) (2,305,937)
BHP Group Ltd. (2) (50,176) (1,224,032)
Commonwealth Bank of Australia
(2) (44,908) (4,249,249)
Domino's Pizza Enterprises Ltd. (2) (73,955) (1,345,597)
Endeavour Group Ltd. (2) (542,770) (1,408,060)
Glencore plc (2) (494,879) (2,179,535)
IDP Education Ltd. (2) (172,577) (1,344,132)
IGO Ltd. (2) (51,851) (152,443)
Liontown Resources Ltd. (2) (796,589) (257,706)
Lynas Rare Earths Ltd. (2) (205,490) (810,326)
Macquarie Group Ltd. (2) (15,394) (2,105,330)
Medibank Pvt Ltd. (2) (258,568) (606,057)
Mineral Resources Ltd. (2) (71,692) (1,513,054)
National Australia Bank Ltd. (2) (97,817) (2,241,215)
New Hope Corp. Ltd. (2) (210,479) (645,862)

Schedule of Investments
December 31, 2024
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Australia - (5.2)% (continued)
NEXTDC Ltd. (2) (234,396) (2,180,569)
Pilbara Minerals Ltd. (2) (217,800) (293,979)
Ramsay Health Care Ltd. (2) (54,281) (1,158,312)
Rio Tinto plc (2) (38,531) (2,274,488)
Santos Ltd. (2) (227,941) (943,881)
Transurban Group (2) (176,274) (1,456,906)
Treasury Wine Estates Ltd. (2) (446,639) (3,128,572)
Washington H Soul Pattinson &
Co. Ltd. (2) (50,983) (1,077,682)
Woodside Energy Group Ltd. (2) (328,080) (5,080,298)
Woolworths Group Ltd. (2) (34,976) (659,322)
(43,868,882)
Belgium - ( 0 .5 ) %
D'ieteren Group (2) (4,139) (688,513)
Elia Group SA/NV (2) (13,079) (1,006,335)
Liberty Global Ltd., Class A (32,182) (410,642)
Lotus Bakeries NV (2) (53) (593,235)
UCB SA (2) (2,725) (542,449)
Umicore SA (2) (67,191) (693,540)
(3,934,714)
Brazil - ( 0 .4 ) %
MercadoLibre, Inc. (1,658) (2,819,330)
Yara International ASA (2) (20,608) (545,531)
(3,364,861)
Burkina Faso - ( 0 .2 ) %
Endeavour Mining plc (2) (101,720) (1,816,969)
Canada - ( 3 .3 ) %
Alamos Gold, Inc., Class A (9,492) (175,121)
Alimentation Couche-Tard, Inc. (19,602) (1,087,114)
AltaGas Ltd. (6,849) (159,522)
ARC Resources Ltd. (42,485) (770,520)
Bank of Montreal (14,455) (1,403,315)
BCE, Inc. (13,802) (319,929)
Brookfield Corp., Class A (25,829) (1,484,568)
Brookfield Renewable Corp. (33,523) (927,716)
CAE, Inc. (12,323) (312,908)
Canadian National Railway Co. (5,680) (576,792)
Canadian Pacific Kansas City Ltd. (28,896) (2,092,244)
Capstone Copper Corp. (214,125) (1,324,270)
Hydro One Ltd. (b) (19,050) (586,694)
MEG Energy Corp. (26,018) (427,163)
Northland Power, Inc. (25,025) (311,626)
Onex Corp. (2,069) (161,611)
Pembina Pipeline Corp. (41,621) (1,537,787)
RB Global, Inc. (12,030) (1,085,792)
Restaurant Brands International,
Inc. (68,913) (4,491,605)
Rogers Communications, Inc.,
Class B (31,739) (975,718)
Royal Bank of Canada (19,915) (2,401,244)
Teck Resources Ltd., Class B (26,717) (1,083,215)
Thomson Reuters Corp. (2,828) (454,109)
TMX Group Ltd. (81,164) (2,500,219)
Tourmaline Oil Corp. (30,307) (1,402,499)
(28,053,301)
INVESTMENTS SHARES VALUE ($)
Chile
-
( 0 .7 ) %
Antofagasta plc (2) (175,895) (3,484,392)
Lundin Mining Corp. (325,426) (2,800,459)
(6,284,851)
China - ( 0 .1 ) %
NXP Semiconductors NV (2,620) (544,567)
Denmark - ( 2 .2 ) %
Coloplast A/S, Class B (2) (24,518) (2,686,245)
DSV A/S (2) (19,327) (4,115,988)
Novo Nordisk A/S, Class B (2) (60,728) (5,239,724)
Novonesis (Novozymes), Class
B (2) (56,498) (3,201,550)
Orsted A/S (2)(b) (28,117) (1,269,588)
Zealand Pharma A/S (2) (18,441) (1,834,419)
(18,347,514)
Finland - ( 0 .7 ) %
Kesko OYJ, Class B (2) (61,169) (1,154,097)
Metso OYJ (2) (146,977) (1,368,291)
Neste OYJ (2) (83,277) (1,053,889)
Orion OYJ, Class B (9,003) (398,956)
Stora Enso OYJ, Class R (2) (178,427) (1,795,695)
(5,770,928)
France - ( 5 .5 ) %
Aeroports de Paris SA (2) (10,498) (1,215,522)
Air Liquide SA (2) (10,870) (1,767,025)
Airbus SE (2) (33,455) (5,357,183)
AXA SA (2) (10,983) (390,881)
BioMerieux (2) (7,038) (753,282)
Bollore SE (2) (120,877) (743,278)
Capgemini SE (2) (26,183) (4,276,409)
Dassault Systemes SE (2) (58,321) (2,018,136)
Edenred SE (2) (138,004) (4,537,022)
EssilorLuxottica SA (2) (38,012) (9,272,261)
Getlink SE (2) (58,930) (939,681)
Kering SA (2) (6,281) (1,551,378)
L'Oreal SA (2) (3,288) (1,163,962)
Pernod Ricard SA (2) (26,319) (2,973,703)
Publicis Groupe SA (2) (10,619) (1,130,495)
Remy Cointreau SA (2) (8,843) (535,564)
Sartorius Stedim Biotech (2) (13,327) (2,601,821)
SOITEC (2) (7,690) (691,679)
Teleperformance SE (2) (10,948) (939,045)
Thales SA (2) (6,995) (1,004,450)
Ubisoft Entertainment SA (2) (182,903) (2,494,837)
(46,357,614)
Germany - ( 3 .1 ) %
Aurubis AG (2) (26,311) (2,095,058)
Bechtle AG (2) (7,049) (226,077)
Beiersdorf AG (12,159) (1,561,768)
Brenntag SE (2) (13,391) (805,317)
Carl Zeiss Meditec AG (2) (11,572) (541,758)
CTS Eventim AG & Co. KGaA (2) (19,574) (1,654,690)
Deutsche Post AG (2) (48,303) (1,705,211)
Deutsche Telekom AG (Registered)
(2) (67,849) (2,032,966)
Fraport AG Frankfurt Airport
Services Worldwide (2) (3,389) (206,147)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Germany - (3.1)% (continued)
HUGO BOSS AG (2) (21,108) (969,957)
Infineon Technologies AG (2) (182,999) (5,973,409)
Merck KGaA (2) (1,355) (197,184)
Puma SE (2) (32,104) (1,476,167)
Rational AG (2) (186) (159,310)
Siemens AG (Registered) (2) (13,128) (2,559,891)
Siemens Energy AG (2) (302) (16,028)
Siemens Healthineers AG (2)(b) (54,026) (2,852,946)
Wacker Chemie AG (2) (15,054) (1,095,051)
(26,128,935)
Italy - ( 2 .4 ) %
Amplifon SpA (2) (23,597) (608,047)
BPER Banca SpA (2) (92,986) (593,049)
Brunello Cucinelli SpA (2) (2,249) (245,679)
Coca-Cola HBC AG (2) (20,426) (697,792)
Davide Campari-Milano NV (2) (91,777) (574,379)
DiaSorin SpA (2) (2,772) (285,917)
Ferrari NV (2) (9,290) (3,964,034)
FinecoBank Banca Fineco SpA (2) (40,813) (712,299)
Generali (2) (64,658) (1,829,297)
Infrastrutture Wireless Italiane SpA
(2)(b) (131,275) (1,333,521)
Interpump Group SpA (2) (15,545) (689,417)
Mediobanca Banca di Credito
Finanziario SpA (2) (107,936) (1,576,293)
Moncler SpA (2) (41,491) (2,190,334)
Prysmian SpA (2) (23,107) (1,478,764)
Recordati Industria Chimica e
Farmaceutica SpA (2) (9,819) (514,755)
Snam SpA (2) (302,918) (1,342,761)
Terna - Rete Elettrica Nazionale (2) (242,062) (1,912,732)
(20,549,070)
Japan - ( 24 .9 ) %
Advantest Corp. (2) (19,200) (1,091,690)
Aeon Co. Ltd. (2) (186,100) (4,355,373)
Air Water, Inc. (2) (16,800) (203,564)
Aisin Corp. (2) (15,600) (174,286)
Ajinomoto Co., Inc. (2) (88,500) (3,602,911)
Allegro MicroSystems, Inc. (76,964) (1,682,433)
Bridgestone Corp. (2) (109,900) (3,694,082)
Chiba Bank Ltd. (The) (2) (180,800) (1,393,572)
Chugai Pharmaceutical Co. Ltd. (2) (95,000) (4,187,709)
Concordia Financial Group Ltd. (2) (57,900) (318,420)
Daikin Industries Ltd. (2) (16,500) (1,925,235)
Daiwa Securities Group, Inc. (2) (426,600) (2,815,020)
Denso Corp. (2) (327,000) (4,508,349)
Dentsu Group, Inc. (2) (108,300) (2,602,517)
Disco Corp. (2) (14,000) (3,713,884)
East Japan Railway Co. (2) (53,100) (940,449)
Eisai Co. Ltd. (2) (45,300) (1,233,501)
ENEOS Holdings, Inc. (2) (656,700) (3,445,150)
FANUC Corp. (2) (35,800) (935,202)
Fuji Electric Co. Ltd. (2) (32,500) (1,737,505)
FUJIFILM Holdings Corp. (2) (79,000) (1,634,480)
Hakuhodo DY Holdings, Inc. (2) (60,000) (454,362)
Hamamatsu Photonics KK (2) (353,200) (3,928,607)
Haseko Corp. (2) (60,800) (781,450)
Hoshizaki Corp. (2) (64,400) (2,532,148)
INVESTMENTS SHARES VALUE ($)
Japan - (24.9)% (continued)
Ibiden Co. Ltd. (2) (47,700) (1,419,233)
Idemitsu Kosan Co. Ltd. (2) (120,800) (795,713)
Isuzu Motors Ltd. (2) (174,400) (2,372,431)
Japan Airport Terminal Co. Ltd. (2) (20,700) (652,648)
Japan Tobacco, Inc. (2) (65,400) (1,677,696)
Kajima Corp. (2) (63,200) (1,144,859)
Keisei Electric Railway Co. Ltd. (2) (554,100) (4,975,449)
Keyence Corp. (2) (2,300) (934,885)
Kikkoman Corp. (2) (200,100) (2,221,945)
Kintetsu Group Holdings Co. Ltd.
(2) (54,100) (1,134,635)
Kobayashi Pharmaceutical Co.
Ltd. (2) (39,800) (1,571,325)
Kobe Bussan Co. Ltd. (2) (57,800) (1,263,509)
Koito Manufacturing Co. Ltd. (2) (50,600) (640,478)
Kubota Corp. (2) (465,900) (5,397,341)
Kyocera Corp. (2) (138,500) (1,372,774)
Kyoto Financial Group, Inc. (2) (100,700) (1,472,841)
Lasertec Corp. (2) (2,300) (215,614)
M3, Inc. (2) (188,900) (1,636,791)
Marui Group Co. Ltd. (2) (54,900) (875,759)
MatsukiyoCocokara & Co. (2) (95,700) (1,393,287)
MINEBEA MITSUMI, Inc. (2) (36,800) (589,467)
Mitsubishi Corp. (2) (272,700) (4,461,842)
Mitsubishi Electric Corp. (2) (59,500) (1,004,702)
Mitsubishi HC Capital, Inc. (2) (123,000) (810,599)
Mitsubishi Heavy Industries Ltd. (2) (52,500) (732,058)
Mitsubishi Motors Corp. (2) (311,800) (1,041,952)
Mitsui & Co. Ltd. (2) (203,000) (4,210,043)
Mitsui Chemicals, Inc. (2) (62,900) (1,373,071)
MonotaRO Co. Ltd. (2) (89,400) (1,519,247)
Nexon Co. Ltd. (2) (100,900) (1,500,925)
NIDEC Corp. (2) (68,200) (1,224,985)
Nikon Corp. (2) (235,100) (2,422,017)
Nippon Paint Holdings Co. Ltd. (2) (431,600) (2,786,596)
Nippon Sanso Holdings Corp. (2) (156,000) (4,328,684)
Nissan Chemical Corp. (2) (59,600) (1,857,514)
Nissan Motor Co. Ltd. (2) (672,500) (2,039,584)
Nissin Foods Holdings Co. Ltd. (2) (116,100) (2,804,799)
Nitori Holdings Co. Ltd. (2) (19,100) (2,263,206)
NOF Corp. (2) (42,100) (583,513)
NTT Data Group Corp. (2) (8,500) (161,626)
Obayashi Corp. (2) (58,300) (767,650)
Olympus Corp. (2) (110,700) (1,652,779)
Ono Pharmaceutical Co. Ltd. (2) (137,500) (1,431,580)
Open House Group Co. Ltd. (2) (26,200) (884,802)
Oriental Land Co. Ltd. (2) (202,100) (4,356,501)
Otsuka Holdings Co. Ltd. (2) (56,600) (3,079,036)
Recruit Holdings Co. Ltd. (2) (14,000) (973,111)
Renesas Electronics Corp. (2) (321,200) (4,064,795)
Rohm Co. Ltd. (2) (110,300) (1,024,865)
Sanrio Co. Ltd. (2) (66,900) (2,332,040)
Secom Co. Ltd. (2) (24,800) (842,205)
Sega Sammy Holdings, Inc. (2) (20,100) (389,587)
Seibu Holdings, Inc. (2) (154,200) (3,136,841)
Sekisui House Ltd. (2) (83,800) (1,998,138)
Seven & i Holdings Co. Ltd. (2) (66,100) (1,036,291)
SG Holdings Co. Ltd. (2) (118,400) (1,131,798)
Sharp Corp. (2) (161,800) (1,002,823)
Shimadzu Corp. (2) (155,600) (4,354,986)

Schedule of Investments
December 31, 2024
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (24.9)% (continued)
Shin-Etsu Chemical Co. Ltd. (2) (37,700) (1,241,730)
Shinko Electric Industries Co. Ltd.
(2) (50,900) (1,840,050)
Shiseido Co. Ltd. (2) (73,900) (1,306,786)
Shizuoka Financial Group, Inc. (2) (32,000) (259,524)
SMC Corp. (2) (14,100) (5,475,336)
Subaru Corp. (2) (40,500) (719,617)
SUMCO Corp. (2) (279,400) (2,057,636)
Sumitomo Forestry Co. Ltd. (2) (31,800) (1,058,640)
Sumitomo Heavy Industries Ltd. (2) (27,700) (565,423)
Sumitomo Metal Mining Co. Ltd.
(2) (107,900) (2,460,008)
Sumitomo Mitsui Trust Group, Inc.
(2) (28,700) (670,419)
Suzuki Motor Corp. (2) (353,300) (3,958,496)
Sysmex Corp. (2) (8,100) (148,511)
T&D Holdings, Inc. (2) (9,500) (173,886)
Taisei Corp. (2) (13,800) (578,203)
TDK Corp. (2) (61,700) (794,609)
Terumo Corp. (2) (73,200) (1,413,180)
Tokyo Gas Co. Ltd. (2) (105,700) (2,928,597)
Tokyu Corp. (2) (50,000) (532,841)
Toyota Industries Corp. (2) (39,600) (3,184,850)
Toyota Motor Corp. (2) (426,800) (8,333,373)
Unicharm Corp. (2) (272,400) (2,245,671)
Yakult Honsha Co. Ltd. (2) (60,400) (1,144,114)
Yamaha Motor Co. Ltd. (2) (457,900) (4,034,420)
Yamazaki Baking Co. Ltd. (2) (23,900) (445,007)
Yaskawa Electric Corp. (2) (98,600) (2,516,293)
(209,324,590)
Jordan - ( 0 .1 ) %
Hikma Pharmaceuticals plc (2) (36,654) (913,850)
Luxembourg - ( 0 .1 ) %
Eurofins Scientific SE (2) (17,164) (875,404)
Netherlands - ( 2 .5 ) %
Adyen NV (2)(b) (3,389) (5,036,321)
ASML Holding NV (2) (2,188) (1,532,551)
ASR Nederland NV (2) (72,005) (3,424,697)
BE Semiconductor Industries NV
(2) (11,703) (1,604,110)
Heineken NV (2) (17,170) (1,223,692)
IMCD NV (2) (9,746) (1,448,360)
Koninklijke Philips NV (2) (44,695) (1,132,182)
Randstad NV (2) (15,072) (634,569)
Universal Music Group NV (2) (180,770) (4,623,939)
(20,660,421)
Norway - ( 0 .5 ) %
Gjensidige Forsikring ASA (51,415) (907,850)
Mowi ASA (2) (64,715) (1,109,103)
Salmar ASA (2) (30,900) (1,468,645)
Schibsted ASA, Class A (10,464) (323,570)
(3,809,168)
Poland - ( 0 .2 ) %
InPost SA (2) (94,241) (1,608,897)
INVESTMENTS SHARES VALUE ($)
Singapore - ( 0 .7 ) %
CapitaLand Investment Ltd. (2) (855,900) (1,640,813)
Keppel Ltd. (2) (741,200) (3,713,535)
Oversea-Chinese Banking Corp.
Ltd. (2) (25,100) (306,548)
(5,660,896)
South Africa - ( 0 .4 ) %
Anglo American plc (2) (131,513) (3,888,467)
Spain - ( 1 .7 ) %
Acciona SA (2) (13,420) (1,510,171)
Amadeus IT Group SA (2) (68,718) (4,850,406)
Banco Bilbao Vizcaya Argentaria
SA (2) (115,560) (1,130,690)
Bankinter SA (2) (178,830) (1,415,342)
Cellnex Telecom SA (2)(b) (13,126) (414,605)
Industria de Diseno Textil SA (2) (20,974) (1,074,371)
Redeia Corp. SA (2) (188,094) (3,211,950)
Telefonica SA (2) (79,039) (322,549)
(13,930,084)
Sweden - ( 2 .5 ) %
Assa Abloy AB, Class B (2) (49,785) (1,470,465)
Atlas Copco AB, Class A (2) (63,928) (975,647)
Axfood AB (55,321) (1,170,037)
Beijer Ref AB, Class B (2) (88,299) (1,303,122)
Epiroc AB, Class A (2) (160,877) (2,803,702)
EQT AB (2) (90,421) (2,499,584)
Hexagon AB, Class B (2) (87,409) (834,532)
Holmen AB, Class B (2) (35,868) (1,315,658)
Husqvarna AB, Class B (2) (82,048) (428,151)
Lifco AB, Class B (2) (38,416) (1,113,461)
Nibe Industrier AB, Class B (2) (182,950) (714,962)
Saab AB, Class B (2) (80,758) (1,706,196)
Securitas AB, Class B (2) (115,058) (1,422,572)
Skanska AB, Class B (2) (32,217) (677,439)
Svenska Cellulosa AB SCA, Class
B (2) (121,962) (1,546,915)
Trelleborg AB, Class B (2) (13,029) (445,860)
Volvo Car AB, Class B (2) (78,498) (169,747)
(20,598,050)
Switzerland - ( 4 .3 ) %
Avolta AG (2) (36,698) (1,473,199)
Bachem Holding AG, Class B (2) (14,095) (901,404)
Baloise Holding AG (Registered)
(2) (1,254) (227,229)
Barry Callebaut AG (Registered)
(2) (2,384) (3,174,206)
BKW AG (2) (3,522) (583,526)
Chocoladefabriken Lindt &
Spruengli AG (2) (358) (3,971,234)
Cie Financiere Richemont SA
(Registered) (2) (24,075) (3,641,927)
Clariant AG (Registered) (2) (57,959) (646,894)
EMS-Chemie Holding AG
(Registered) (2) (1,010) (681,519)
Galenica AG (2)(b) (18,185) (1,490,180)
Georg Fischer AG (Registered) (2) (29,274) (2,216,200)
Helvetia Holding AG (Registered)
(2) (6,513) (1,074,219)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - (4.3)% (continued)
Partners Group Holding AG (2) (4,291) (5,828,436)
Schindler Holding AG (2) (570) (157,482)
SIG Group AG (2) (195,331) (3,862,265)
Sika AG (Registered) (2) (2,973) (709,379)
Straumann Holding AG
(Registered) (2) (7,414) (933,879)
Swatch Group AG (The) (2) (11,078) (2,013,547)
Tecan Group AG (Registered) (2) (5,852) (1,304,199)
Temenos AG (Registered) (2) (8,377) (591,922)
VAT Group AG (2)(b) (2,136) (807,651)
(36,290,497)
United Kingdom - ( 6 .5 ) %
Admiral Group plc (2) (5,090) (168,153)
Ashtead Group plc (2) (36,840) (2,279,220)
AstraZeneca plc (2) (18,582) (2,422,715)
BAE Systems plc (2) (197,286) (2,830,123)
Barratt Redrow plc (2) (406,868) (2,230,404)
Berkeley Group Holdings plc (2) (46,775) (2,276,369)
Bunzl plc (2) (7,445) (306,549)
Croda International plc (2) (29,408) (1,243,878)
Diageo plc (2) (88,015) (2,796,926)
Halma plc (2) (62,090) (2,083,055)
Harbour Energy plc (2) (150,740) (481,871)
Hargreaves Lansdown plc (2) (120,187) (1,649,228)
Hays plc (2) (116,656) (116,544)
Informa plc (2) (130,636) (1,302,912)
JD Sports Fashion plc (2) (1,932,526) (2,309,844)
Legal & General Group plc (2) (501,888) (1,441,085)
Melrose Industries plc (2) (121,750) (841,339)
National Grid plc (2) (275,772) (3,276,241)
Next plc (2) (5,810) (689,195)
Pennon Group plc (55,594) (413,065)
Reckitt Benckiser Group plc (2) (29,136) (1,763,625)
Rentokil Initial plc (2) (325,073) (1,622,594)
RS GROUP plc (2) (83,972) (715,456)
Sage Group plc (The) (2) (42,224) (670,875)
Severn Trent plc (2) (70,724) (2,217,371)
Smith & Nephew plc (2) (106,549) (1,320,400)
Spectris plc (2) (15,685) (490,080)
Spirax Group plc (2) (15,889) (1,359,163)
SSE plc (2) (166,905) (3,345,526)
Taylor Wimpey plc (2) (700,711) (1,066,486)
Unilever plc (2) (14,948) (849,355)
United Utilities Group plc (2) (83,709) (1,101,172)
Wise plc, Class A (2) (284,147) (3,776,706)
WPP plc (2) (278,441) (2,870,127)
(54,327,652)
United States - ( 101 .9 ) %
10X Genomics, Inc., Class A (27,445) (394,110)
A O Smith Corp. (16,978) (1,158,069)
AbbVie, Inc. (6,883) (1,223,109)
Acadia Healthcare Co., Inc. (39,307) (1,558,523)
Advance Auto Parts, Inc. (39,772) (1,880,818)
Advanced Drainage Systems, Inc. (7,588) (877,173)
Advanced Micro Devices, Inc. (17,813) (2,151,632)
AES Corp. (The) (36,713) (472,496)
Affirm Holdings, Inc., Class A (23,753) (1,446,558)
Aflac, Inc. (13,716) (1,418,783)
INVESTMENTS SHARES VALUE ($)
United States - (101.9)% (continued)
AGCO Corp. (51,680) (4,831,046)
Agilent Technologies, Inc. (3,186) (428,007)
Air Lease Corp., Class A (31,079) (1,498,319)
Air Products and Chemicals, Inc. (6,012) (1,743,720)
Akamai Technologies, Inc. (7,972) (762,522)
Albemarle Corp. (22,736) (1,957,115)
Alcon AG (2) (4,013) (340,252)
Alliant Energy Corp. (89,353) (5,284,336)
Allstate Corp. (The) (7,440) (1,434,358)
Ally Financial, Inc. (41,364) (1,489,518)
Alphabet, Inc., Class A (38,005) (7,194,346)
Altair Engineering, Inc., Class A (19,137) (2,088,038)
Amentum Holdings, Inc. (25,715) (540,786)
Ameren Corp. (16,140) (1,438,720)
American Electric Power Co., Inc. (19,068) (1,758,642)
American Express Co. (14,396) (4,272,589)
American Financial Group, Inc. (8,138) (1,114,336)
American Homes 4 Rent, Class
A, REIT (18,321) (685,572)
American Tower Corp., REIT (4,696) (861,293)
American Water Works Co., Inc. (27,349) (3,404,677)
AMETEK, Inc. (3,785) (682,284)
Amgen, Inc. (4,257) (1,109,544)
Analog Devices, Inc. (13,140) (2,791,724)
Aon plc, Class A (1,881) (675,580)
APA Corp. (17,611) (406,638)
API Group Corp. (80,137) (2,882,528)
Applied Industrial Technologies,
Inc. (1,972) (472,235)
AppLovin Corp., Class A (6,818) (2,207,873)
Arch Capital Group Ltd. (30,941) (2,857,401)
Armstrong World Industries, Inc. (2,882) (407,313)
Arrowhead Pharmaceuticals, Inc. (92,646) (1,741,745)
Arthur J Gallagher & Co. (18,342) (5,206,377)
ASGN, Inc. (13,153) (1,096,171)
Associated Banc-Corp. (10,247) (244,903)
AutoZone, Inc. (529) (1,693,858)
AvalonBay Communities, Inc.,
REIT (5,525) (1,215,334)
Avantor, Inc. (131,420) (2,769,019)
Avery Dennison Corp. (10,790) (2,019,133)
Avis Budget Group, Inc. (8,739) (704,451)
Azenta, Inc. (60,796) (3,039,800)
Ball Corp. (6,063) (334,253)
Bath & Body Works, Inc. (43,493) (1,686,224)
Baxter International, Inc. (72,824) (2,123,548)
Bentley Systems, Inc., Class B (33,675) (1,572,623)
BILL Holdings, Inc. (11,581) (981,027)
Bio-Rad Laboratories, Inc., Class A (502) (164,912)
Bio-Techne Corp. (39,061) (2,813,564)
Blackbaud, Inc. (2,859) (211,337)
Blackstone, Inc. (40,710) (7,019,217)
Block, Inc., Class A (4,550) (386,705)
Blue Owl Capital, Inc., Class A (46,096) (1,072,193)
Boeing Co. (The) (34,301) (6,071,276)
Brink's Co. (The) (6,203) (575,452)
Brown & Brown, Inc. (3,437) (350,643)
Brown-Forman Corp., Class B (84,598) (3,213,032)
BRP, Inc. (48,592) (2,474,813)
Brunswick Corp. (34,861) (2,254,809)

Schedule of Investments
December 31, 2024
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (101.9)% (continued)
Bunge Global SA (7,947) (617,959)
BWX Technologies, Inc. (6,073) (676,471)
BXP, Inc., REIT (17,052) (1,267,987)
Cabot Corp. (16,226) (1,481,596)
Cadence Bank (62,603) (2,156,673)
Cadence Design Systems, Inc. (4,155) (1,248,411)
Caesars Entertainment, Inc. (48,392) (1,617,261)
Capri Holdings Ltd. (42,930) (904,106)
Carlisle Cos., Inc. (3,262) (1,203,156)
Carrier Global Corp. (50,708) (3,461,328)
Carvana Co., Class A (4,314) (877,295)
Casey's General Stores, Inc. (13,423) (5,318,595)
Caterpillar, Inc. (10,315) (3,741,869)
Cboe Global Markets, Inc. (5,508) (1,076,263)
CCC Intelligent Solutions Holdings,
Inc. (97,882) (1,148,156)
CDW Corp. (15,045) (2,618,432)
Celanese Corp., Class A (53,053) (3,671,798)
Celsius Holdings, Inc. (16,599) (437,218)
CenterPoint Energy, Inc. (42,783) (1,357,505)
Certara, Inc. (72,993) (777,375)
Charles River Laboratories
International, Inc. (11,387) (2,102,040)
Charles Schwab Corp. (The) (2,087) (154,459)
Chemed Corp. (1,845) (977,481)
Chemours Co. (The) (48,064) (812,282)
Chevron Corp. (40,725) (5,898,608)
Choice Hotels International, Inc. (11,565) (1,641,999)
Chord Energy Corp. (18,648) (2,180,324)
Church & Dwight Co., Inc. (1,547) (161,986)
Churchill Downs, Inc. (49,618) (6,625,987)
Cintas Corp. (8,684) (1,586,567)
Cisco Systems, Inc. (8,434) (499,293)
Civitas Resources, Inc. (11,276) (517,230)
Clarivate plc (616,781) (3,133,247)
Clearway Energy, Inc., Class C (66,785) (1,736,410)
CMS Energy Corp. (59,941) (3,995,068)
CNX Resources Corp. (19,258) (706,191)
Coca-Cola Co. (The) (19,970) (1,243,332)
Columbia Sportswear Co. (48,120) (4,038,712)
Commercial Metals Co. (8,732) (433,107)
Conagra Brands, Inc. (77,195) (2,142,161)
Constellation Brands, Inc., Class A (15,227) (3,365,167)
Constellation Energy Corp. (4,417) (988,127)
Copart, Inc. (10,540) (604,891)
Core & Main, Inc., Class A (78,831) (4,013,286)
Corteva, Inc. (66,630) (3,795,245)
CoStar Group, Inc. (28,171) (2,016,762)
Coty, Inc., Class A (234,790) (1,634,138)
Crane NXT Co. (37,400) (2,177,428)
Credit Acceptance Corp. (1,277) (599,500)
Crocs, Inc. (9,605) (1,052,036)
Crowdstrike Holdings, Inc., Class A (6,141) (2,101,205)
Crown Castle, Inc., REIT (14,195) (1,288,338)
CSL Ltd. (2) (12,154) (2,120,276)
CSX Corp. (64,776) (2,090,322)
CubeSmart, REIT (61,934) (2,653,872)
Danaher Corp. (8,305) (1,906,413)
Darden Restaurants, Inc. (20,559) (3,838,160)
Deckers Outdoor Corp. (2,871) (583,071)
INVESTMENTS SHARES VALUE ($)
United States - (101.9)% (continued)
Deere & Co. (7,473) (3,166,310)
Dell Technologies, Inc., Class C (8,680) (1,000,283)
Dick's Sporting Goods, Inc. (6,272) (1,435,284)
DocuSign, Inc., Class A (38,532) (3,465,568)
Dollar General Corp. (15,371) (1,165,429)
Dollar Tree, Inc. (54,220) (4,063,247)
Domino's Pizza, Inc. (4,776) (2,004,774)
DoorDash, Inc., Class A (3,369) (565,150)
Dow, Inc. (8,206) (329,307)
Doximity, Inc., Class A (6,892) (367,964)
DR Horton, Inc. (18,050) (2,523,751)
Dropbox, Inc., Class A (12,319) (370,063)
Duke Energy Corp. (49,993) (5,386,245)
Duolingo, Inc., Class A (1,263) (409,502)
EastGroup Properties, Inc., REIT (4,279) (686,737)
Eastman Chemical Co. (30,876) (2,819,596)
Elanco Animal Health, Inc. (67,581) (818,406)
Elastic NV (4,978) (493,220)
Elevance Health, Inc. (2,385) (879,827)
elf Beauty, Inc. (13,990) (1,756,445)
Enovis Corp. (13,029) (571,713)
Enphase Energy, Inc. (17,401) (1,195,101)
Entegris, Inc. (13,732) (1,360,292)
Envista Holdings Corp. (59,355) (1,144,958)
EQT Corp. (17,506) (807,202)
Equifax, Inc. (1,414) (360,358)
Equinix, Inc., REIT (1,517) (1,430,364)
Equity Residential, REIT (28,714) (2,060,517)
Erie Indemnity Co., Class A (12,479) (5,144,218)
Esab Corp. (18,280) (2,192,503)
Essex Property Trust, Inc., REIT (2,279) (650,518)
Experian plc (2) (6,701) (288,008)
Extra Space Storage, Inc., REIT (11,353) (1,698,409)
FactSet Research Systems, Inc. (4,881) (2,344,247)
Ferrovial SE (2) (53,514) (2,246,231)
First Citizens BancShares, Inc.,
Class A (1,859) (3,928,104)
First Financial Bankshares, Inc. (13,685) (493,344)
First Solar, Inc. (11,804) (2,080,337)
Five9, Inc. (34,516) (1,402,730)
Flagstar Financial, Inc. (166,654) (1,554,882)
Floor & Decor Holdings, Inc., Class
A (27,418) (2,733,575)
Flowers Foods, Inc. (14,039) (290,046)
Fortive Corp. (26,566) (1,992,450)
Fortrea Holdings, Inc. (32,707) (609,986)
Fortune Brands Innovations, Inc. (26,228) (1,792,159)
FTI Consulting, Inc. (2,670) (510,317)
Gaming and Leisure Properties,
Inc., REIT (29,710) (1,430,834)
GATX Corp. (7,146) (1,107,344)
GE HealthCare Technologies, Inc. (26,689) (2,086,546)
General Mills, Inc. (9,094) (579,924)
Gentex Corp. (148,149) (4,256,321)
Genuine Parts Co. (3,102) (362,190)
Gilead Sciences, Inc. (7,885) (728,337)
Glacier Bancorp, Inc. (38,445) (1,930,708)
GLOBALFOUNDRIES, Inc. (45,431) (1,949,444)
Globant SA (11,593) (2,485,771)
Globus Medical, Inc., Class A (35,415) (2,929,175)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (101.9)% (continued)
Goldman Sachs Group, Inc. (The) (8,317) (4,762,481)
Goodyear Tire & Rubber Co. (The) (40,153) (361,377)
Graco, Inc. (20,560) (1,733,002)
Graphic Packaging Holding Co. (100,843) (2,738,896)
GXO Logistics, Inc. (4,492) (195,402)
Haemonetics Corp. (5,372) (419,446)
Haleon plc (2) (293,573) (1,384,242)
Hamilton Lane, Inc., Class A (14,012) (2,074,477)
Healthcare Realty Trust, Inc., REIT (42,149) (714,426)
HEICO Corp. (15,650) (3,720,631)
Henry Schein, Inc. (49,432) (3,420,694)
Hershey Co. (The) (32,205) (5,453,916)
Highwoods Properties, Inc., REIT (48,810) (1,492,610)
Hilton Grand Vacations, Inc. (59,030) (2,299,219)
Hologic, Inc. (5,873) (423,385)
Home Depot, Inc. (The) (10,863) (4,225,598)
Honeywell International, Inc. (38,868) (8,779,892)
Hormel Foods Corp. (13,979) (438,521)
Host Hotels & Resorts, Inc., REIT (21,417) (375,226)
HP, Inc. (89,133) (2,908,410)
Hubbell, Inc., Class B (2,829) (1,185,040)
Humana, Inc. (5,256) (1,333,500)
Hyatt Hotels Corp., Class A (34,770) (5,458,194)
IAC, Inc. (12,860) (554,780)
IDEX Corp. (21,978) (4,599,776)
Independence Realty Trust, Inc.,
REIT (130,208) (2,583,327)
Informatica, Inc., Class A (36,103) (936,151)
Ingersoll Rand, Inc. (82,373) (7,451,461)
Insperity, Inc. (40,532) (3,141,635)
International Business Machines
Corp. (14,392) (3,163,793)
Interpublic Group of Cos., Inc.
(The) (56,290) (1,577,246)
Intuitive Surgical, Inc. (6,967) (3,636,495)
Invitation Homes, Inc., REIT (45,680) (1,460,390)
Ionis Pharmaceuticals, Inc. (152,961) (5,347,517)
Iron Mountain, Inc., REIT (3,632) (381,760)
J M Smucker Co. (The) (24,577) (2,706,419)
Jack Henry & Associates, Inc. (3,050) (534,665)
James Hardie Industries plc,
CHESS (2) (14,811) (456,487)
JPMorgan Chase & Co. (11,406) (2,734,132)
KB Home (19,781) (1,300,007)
Kenvue, Inc. (44,758) (955,583)
KeyCorp (174,955) (2,998,729)
Keysight Technologies, Inc. (15,390) (2,472,096)
Kilroy Realty Corp., REIT (9,909) (400,819)
Kimberly-Clark Corp. (31,090) (4,074,034)
Kinsale Capital Group, Inc. (7,434) (3,457,776)
Kite Realty Group Trust, REIT (29,854) (753,515)
KKR & Co., Inc. (34,148) (5,050,831)
Kohl's Corp. (108,097) (1,517,682)
L3Harris Technologies, Inc. (4,806) (1,010,606)
Lamb Weston Holdings, Inc. (24,566) (1,641,746)
Lancaster Colony Corp. (1,168) (202,228)
Landstar System, Inc. (2,882) (495,301)
Las Vegas Sands Corp. (53,963) (2,771,540)
Lattice Semiconductor Corp. (55,219) (3,128,156)
Lennar Corp., Class A (21,124) (2,880,680)
INVESTMENTS SHARES VALUE ($)
United States - (101.9)% (continued)
Liberty Media Corp.-Liberty Live,
Class C (3,226) (219,562)
Lincoln Electric Holdings, Inc. (2,725) (510,856)
Linde plc (12,196) (5,106,099)
LKQ Corp. (22,453) (825,148)
Lockheed Martin Corp. (4,454) (2,164,377)
Lucid Group, Inc. (1,007,047) (3,041,282)
Lumentum Holdings, Inc. (27,516) (2,309,968)
MACOM Technology Solutions
Holdings, Inc. (3,251) (422,337)
Macy's, Inc. (134,796) (2,282,096)
Maplebear, Inc. (75,300) (3,118,926)
Markel Group, Inc. (98) (169,171)
Marsh & McLennan Cos., Inc. (1,911) (405,916)
Martin Marietta Materials, Inc. (13,236) (6,836,393)
Masimo Corp. (4,681) (773,769)
Mastercard, Inc., Class A (12,221) (6,435,211)
Match Group, Inc. (41,031) (1,342,124)
Mattel, Inc. (50,508) (895,507)
Medical Properties Trust, Inc.,
REIT (40,084) (158,332)
Mettler-Toledo International, Inc. (624) (763,576)
Microchip Technology, Inc. (37,213) (2,134,166)
Microsoft Corp. (11,387) (4,799,621)
MicroStrategy, Inc., Class A (440) (127,433)
Middleby Corp. (The) (3,071) (415,967)
MKS Instruments, Inc. (3,675) (383,633)
Moderna, Inc. (73,089) (3,039,041)
Mondelez International, Inc., Class
A (53,787) (3,212,698)
MongoDB, Inc., Class A (1,507) (350,845)
Monolithic Power Systems, Inc. (1,415) (837,256)
Monster Beverage Corp. (48,042) (2,525,088)
Moody's Corp. (341) (161,419)
Morgan Stanley (19,754) (2,483,473)
Morningstar, Inc. (2,589) (871,872)
Motorola Solutions, Inc. (6,803) (3,144,551)
MP Materials Corp. (28,170) (439,452)
MSA Safety, Inc. (7,734) (1,282,065)
MSC Industrial Direct Co., Inc.,
Class A (7,678) (573,470)
Murphy USA, Inc. (5,437) (2,728,015)
Nasdaq, Inc. (20,518) (1,586,247)
National Storage Affiliates Trust,
REIT (36,299) (1,376,095)
Neogen Corp. (114,092) (1,385,077)
New Fortress Energy, Inc. (188,064) (2,843,528)
NewMarket Corp. (313) (165,374)
Newmont Corp. (28,896) (1,075,509)
NextEra Energy, Inc. (38,623) (2,768,883)
NEXTracker, Inc., Class A (33,245) (1,214,440)
NIKE, Inc., Class B (78,056) (5,906,497)
Nordson Corp. (8,825) (1,846,543)
Novanta, Inc. (15,507) (2,369,004)
Nucor Corp. (10,746) (1,254,166)
nVent Electric plc (27,055) (1,844,069)
Occidental Petroleum Corp. (49,017) (2,421,930)
Old Dominion Freight Line, Inc. (16,118) (2,843,215)
Old National Bancorp (50,702) (1,100,487)

Schedule of Investments
December 31, 2024
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (101.9)% (continued)
Ollie's Bargain Outlet Holdings,
Inc. (13,676) (1,500,667)
ON Semiconductor Corp. (21,118) (1,331,490)
ONE Gas, Inc. (7,340) (508,295)
ONEOK, Inc. (37,249) (3,739,800)
Option Care Health, Inc. (60,328) (1,399,610)
O'Reilly Automotive, Inc. (2,282) (2,705,996)
Ormat Technologies, Inc. (47,588) (3,222,659)
Otis Worldwide Corp. (10,595) (981,203)
PACCAR, Inc. (9,394) (977,164)
Paramount Global, Class B (157,547) (1,647,942)
Parker-Hannifin Corp. (1,065) (677,372)
Paychex, Inc. (12,014) (1,684,603)
Paycom Software, Inc. (1,820) (373,045)
Paycor HCM, Inc. (9,023) (167,557)
Penn Entertainment, Inc. (39,324) (779,402)
Permian Resources Corp., Class A (144,427) (2,076,860)
Perrigo Co. plc (96,840) (2,489,756)
Phillips 66 (17,938) (2,043,676)
Pinnacle Financial Partners, Inc. (10,655) (1,218,825)
Planet Fitness, Inc., Class A (1,703) (168,376)
Plug Power, Inc. (408,914) (870,987)
Pool Corp. (2,140) (729,612)
PPL Corp. (36,099) (1,171,774)
Premier, Inc., Class A (48,458) (1,027,310)
Principal Financial Group, Inc. (4,758) (368,317)
Procter & Gamble Co. (The) (26,564) (4,453,455)
Prologis, Inc., REIT (5,460) (577,122)
Prudential Financial, Inc. (26,207) (3,106,316)
PTC, Inc. (17,641) (3,243,651)
PulteGroup, Inc. (8,193) (892,218)
Qorvo, Inc. (6,940) (485,314)
QUALCOMM, Inc. (11,880) (1,825,006)
Quanta Services, Inc. (24,055) (7,602,582)
QuantumScape Corp. (532,516) (2,763,758)
Range Resources Corp. (74,157) (2,668,169)
Rayonier, Inc., REIT (49,879) (1,301,842)
RBC Bearings, Inc. (5,904) (1,766,123)
Realty Income Corp., REIT (93,379) (4,987,372)
Regeneron Pharmaceuticals, Inc. (573) (408,165)
Reliance, Inc. (2,860) (770,084)
RenaissanceRe Holdings Ltd. (14,402) (3,583,362)
Repligen Corp. (13,384) (1,926,493)
Republic Services, Inc., Class A (18,979) (3,818,195)
Revvity, Inc. (9,551) (1,065,987)
Rexford Industrial Realty, Inc.,
REIT (80,902) (3,127,671)
Rivian Automotive, Inc., Class A (105,424) (1,402,139)
Rocket Cos., Inc., Class A (125,566) (1,413,873)
Rockwell Automation, Inc. (14,093) (4,027,638)
Roivant Sciences Ltd. (226,875) (2,683,931)
Roku, Inc., Class A (6,865) (510,344)
Roper Technologies, Inc. (1,662) (863,991)
Royal Caribbean Cruises Ltd. (4,154) (958,286)
Royalty Pharma plc, Class A (37,456) (955,503)
RPM International, Inc. (1,223) (150,502)
Ryan Specialty Holdings, Inc.,
Class A (52,454) (3,365,449)
Ryder System, Inc. (1,028) (161,252)
S&P Global, Inc. (7,407) (3,688,908)
INVESTMENTS SHARES VALUE ($)
United States - (101.9)% (continued)
Saia, Inc. (3,285) (1,497,073)
Salesforce, Inc. (22,471) (7,512,728)
Schneider National, Inc., Class B (5,513) (161,421)
Sealed Air Corp. (5,391) (182,378)
SEI Investments Co. (2,049) (169,002)
Sempra (104,892) (9,201,125)
Sensata Technologies Holding plc (23,410) (641,434)
Service Corp. International (21,751) (1,736,165)
SharkNinja, Inc. (8,303) (808,380)
Shift4 Payments, Inc., Class A (7,095) (736,319)
Silicon Laboratories, Inc. (8,744) (1,086,180)
Simpson Manufacturing Co., Inc. (10,976) (1,820,150)
SoFi Technologies, Inc. (20,931) (322,337)
Southern Co. (The) (36,644) (3,016,534)
SouthState Corp. (34,414) (3,423,505)
Southwest Airlines Co. (66,150) (2,223,963)
Southwest Gas Holdings, Inc. (32,639) (2,307,904)
Spire, Inc. (3,552) (240,932)
STAG Industrial, Inc., REIT (7,071) (239,141)
Starbucks Corp. (49,148) (4,484,755)
Stellantis NV (2) (247,766) (3,223,046)
STERIS plc (2,670) (548,845)
Stryker Corp. (12,140) (4,371,007)
Sun Communities, Inc., REIT (23,871) (2,935,417)
Super Micro Computer, Inc. (83,621) (2,548,768)
Synaptics, Inc. (8,074) (616,208)
Synopsys, Inc. (4,773) (2,316,623)
Sysco Corp. (16,275) (1,244,387)
T. Rowe Price Group, Inc. (12,560) (1,420,410)
Tempur Sealy International, Inc. (54,871) (3,110,637)
Teradyne, Inc. (2,787) (350,939)
Tetra Tech, Inc. (31,021) (1,235,877)
Texas Instruments, Inc. (11,061) (2,074,048)
The Campbell's Co. (8,206) (343,667)
Thor Industries, Inc. (41,587) (3,980,292)
Timken Co. (The) (10,683) (762,446)
TJX Cos., Inc. (The) (5,773) (697,436)
Toast, Inc., Class A (158,683) (5,783,994)
TopBuild Corp. (8,144) (2,535,553)
Toro Co. (The) (11,616) (930,442)
TPG, Inc. (103,075) (6,477,232)
Tradeweb Markets, Inc., Class A (10,735) (1,405,426)
TransDigm Group, Inc. (645) (817,396)
Trex Co., Inc. (17,999) (1,242,471)
TXNM Energy, Inc. (102,794) (5,054,381)
Tyson Foods, Inc., Class A (28,378) (1,630,032)
U-Haul Holding Co. (573) (39,589)
Ulta Beauty, Inc. (456) (198,328)
Under Armour, Inc., Class A (370,309) (3,066,159)
United Bankshares, Inc. (18,412) (691,371)
United Parcel Service, Inc., Class
B (5,799) (731,254)
United Rentals, Inc. (2,942) (2,072,462)
UnitedHealth Group, Inc. (9,309) (4,709,051)
Unity Software, Inc. (28,602) (642,687)
US Bancorp (7,277) (348,059)
UWM Holdings Corp., Class A (53,306) (312,906)
Valaris Ltd. (25,377) (1,122,678)
Valvoline, Inc. (68,594) (2,481,731)
Verisk Analytics, Inc., Class A (6,782) (1,867,966)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (101.9)% (continued)
Verizon Communications, Inc. (122,093) (4,882,499)
Vertex Pharmaceuticals, Inc. (10,885) (4,383,390)
Viatris, Inc. (36,509) (454,537)
VICI Properties, Inc., Class A,
REIT (129,480) (3,782,111)
Viking Therapeutics, Inc. (34,886) (1,403,813)
Vishay Intertechnology, Inc. (135,323) (2,292,372)
Visteon Corp. (4,904) (435,083)
Vistra Corp. (1,062) (146,418)
Vontier Corp. (11,849) (432,133)
Vornado Realty Trust, REIT (93,737) (3,940,703)
Voya Financial, Inc. (5,891) (405,478)
Walgreens Boots Alliance, Inc. (287,543) (2,682,776)
Walt Disney Co. (The) (65,964) (7,345,090)
Warner Bros Discovery, Inc. (61,690) (652,063)
Warner Music Group Corp., Class
A (94,400) (2,926,400)
Waste Connections, Inc. (887) (152,191)
Waste Management, Inc. (5,153) (1,039,824)
Watsco, Inc. (618) (292,864)
Wayfair, Inc., Class A (36,104) (1,600,129)
WEC Energy Group, Inc. (8,171) (768,401)
Wells Fargo & Co. (33,305) (2,339,343)
Welltower, Inc., REIT (19,216) (2,421,792)
West Pharmaceutical Services,
Inc. (6,881) (2,253,940)
Western Alliance Bancorp (6,719) (561,305)
Western Digital Corp. (17,155) (1,022,953)
Westlake Corp. (16,831) (1,929,674)
Weyerhaeuser Co., REIT (24,369) (685,987)
White Mountains Insurance Group
Ltd. (237) (460,979)
Williams Cos., Inc. (The) (7,760) (419,971)
WillScot Holdings Corp. (33,757) (1,129,172)
Wintrust Financial Corp. (9,239) (1,152,196)
Wolfspeed, Inc. (159,787) (1,064,181)
WP Carey, Inc., REIT (11,559) (629,734)
Wyndham Hotels & Resorts, Inc. (25,665) (2,586,775)
Wynn Resorts Ltd. (29,706) (2,559,469)
Xylem, Inc. (9,002) (1,044,412)
YETI Holdings, Inc. (32,655) (1,257,544)
Yum! Brands, Inc. (47,114) (6,320,813)
ZoomInfo Technologies, Inc., Class
A (104,953) (1,103,056)
(855,448,392)
Zambia - ( 0 .1 ) %
First Quantum Minerals Ltd. (61,589) (793,937)
TOTAL COMMON STOCKS
(Proceeds $(1,573,925,527)) (1,433,152,511)
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - (0.7)%
Germany - ( 0 .7 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(b) (49,167) (2,979,486)
Sartorius AG (Preference) (2) (7,229) (1,606,529)
Volkswagen AG (Preference) (2) (15,549) (1,434,631)
TOTAL PREFERRED STOCKS
(Proceeds $(8,223,136)) (6,020,646)
TOTAL SHORT POSITIONS
(Proceeds $(1,582,148,663)) (1,439,173,157)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 101.1%
(Cost $581,290,906) 848,361,302
LIABILITIES IN EXCESS OF OTHER
ASSETS - (1.1)% ‡ (8,976,813)
NET ASSETS - 100.0% 839,384,489
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 23,552,423 2 .8%
Consumer Discretionary (11,500,964) ( 1 .4 )
Consumer Staples (31,598,932) ( 3 .8 )
Energy 15,014,237 1 .8
Financials 100,755,065 12 .0
Health Care 10,827,175 1 .3
Industrials 26,109,959 3 .1
Information Technology 41,258,535 4 .9
Materials (8,091,761) ( 0 .9 )
Real Estate (36,906,961) ( 4 .4 )
Utilities (23,842,031) ( 2 .8 )
Investment Companies 386,389,259 46 .0
U.S. Treasury Obligations 356,395,298 42 .5
Total Investments In Securities
At Value 848,361,302 101 .1
Liabilities in Excess of Other
Assets ‡ (8,976,813) ( 1 .1 )
Net Assets
$ 839,384,489 100 .0%

Schedule of Investments
December 31, 2024
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
* Non-income producing security.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at December
31, 2024 amounted to $1,535,079,514, which is inclusive of rehypothecated amounts disclosed below. In addition, $44,078,448 of cash collateral was also pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2024 amounted to $13,841,823, which represents 1.65%
of net assets of the Fund.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at December 31, 2024 amounted to $192,057,151.
(d) Represents 7-day effective yield as of December 31, 2024.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) For the period ended December 31, 2024, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
Affiliate
Value
At
12/31/2023
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
12/31/2024
Shares
Held At
12/31/2024
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 45.8%
INVESTMENT COMPANIES - 45.8%
Limited Purpose
Cash Investment
Fund,
4.47% (a)
(Cost $384,092,316) $104,076,481 $1,589,792,936 $(1,309,772,419) $24,186 $68,280 $384,189,464 384,266,317 $12,546,749 $–
(a) Represents 7-day effective yield as of December 31, 2024.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
Forward foreign currency exchange contracts outstanding as of December 31, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 582,672 AUD 898,000 CITI 3/19/2025 $ 26,794
USD 582,675 AUD 898,000 JPMC 3/19/2025 26,797
USD 3,498,986 CAD 4,896,000 CITI 3/19/2025 83,439
USD 3,499,003 CAD 4,896,000 JPMC 3/19/2025 83,456
USD 14,754,827 EUR 14,008,500 CITI 3/19/2025 196,199
USD 14,754,901 EUR 14,008,500 JPMC 3/19/2025 196,273
USD 2,632,728 GBP 2,071,500 CITI 3/19/2025 40,888
USD 2,632,741 GBP 2,071,500 JPMC 3/19/2025 40,902
USD 10,563,471 JPY 1,585,000,000 CITI 3/19/2025 401,475
USD 10,563,524 JPY 1,585,000,000 JPMC 3/19/2025 401,528
USD 901,836 NOK 10,000,000 CITI 3/19/2025 23,529
USD 901,841 NOK 10,000,000 JPMC 3/19/2025 23,534
USD 1,700,199 SGD 2,275,000 CITI 3/19/2025 29,282
USD 1,700,207 SGD 2,275,000 JPMC 3/19/2025 29,291
Total unrealized appreciation 1,603,387
CHF 500 USD 572 CITI 3/19/2025 (17)
CHF 500 USD 572 JPMC 3/19/2025 (17)
EUR 1,600,000 USD 1,695,220 CITI 3/19/2025 (32,386)
EUR 1,600,000 USD 1,695,212 JPMC 3/19/2025 (32,377)
USD 2,039,591 HKD 15,848,500 CITI 3/19/2025 (2,978)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2024
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 2,039,602 HKD 15,848,500 JPMC 3/19/2025 $ (2,968)
Total unrealized depreciation (70,743)
Net unrealized appreciation $ 1,532,644
Total return basket swap contracts outstanding as of December 31, 2024:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
equity positions and pays or
receives the SONIA, which is
denominated in GBP based
on the local currencies of the
positions within the swap.
49 months
maturity
07/21/2025
$– $(1) $(13) $(14)
MSIP The Fund receives the total
return on a portfolio of short
equity positions and pays
or receives the HONIX
plus or minus a specified
spread (-0.30%), which is
denominated in HKD based
on the local currencies of the
positions within the swap.
49 months
maturity
07/22/2025
$242 $1 $– $1
Collateral pledged to, or (received from), each counterparty at December 31, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
CITI
Cash $ (720,661) $ – $ (720,661)
Investment Companies 855,753 – 855,753
JPMC
Investment Companies 1,344,042 – 1,344,042
MSIP
U.S. Treasury Bills 69,095 – 69,095

Schedule of Investments
December 31, 2024
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Annual Report | December 2024

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 275.4%
COMMON STOCKS - 193.3%
Australia - 4 .6%
AGL Energy Ltd. (2)(a) 677,514 4,724,366
ANZ Group Holdings Ltd. (2)(a) 26,712 470,660
Aristocrat Leisure Ltd. (2)(a) 190,601 8,049,186
Aurizon Holdings Ltd. (2)(a) 234,594 471,077
BlueScope Steel Ltd. (2)(a) 499,739 5,778,536
Brambles Ltd. (2)(a) 500,113 5,947,923
CAR Group Ltd. (2)(a) 59,491 1,323,905
Coles Group Ltd. (2)(a) 211,239 2,465,908
Computershare Ltd. (2)(a) 318,127 6,682,732
Evolution Mining Ltd. (2)(a) 1,106,978 3,271,918
Fortescue Ltd. (2)(a) 78,034 878,707
Harvey Norman Holdings Ltd. (2)
(a) 690,114 1,989,817
Incitec Pivot Ltd. (2)(a) 434,712 786,628
JB Hi-Fi Ltd. (2)(a) 151,230 8,652,019
Lendlease Corp. Ltd. (2)(a) 167,173 642,497
Northern Star Resources Ltd. (2)
(a) 326,147 3,098,779
Origin Energy Ltd. (2)(a) 519,047 3,496,339
Pro Medicus Ltd. (2)(a) 63,795 9,854,575
Qantas Airways Ltd. (2)*(a) 1,257,825 6,963,227
QBE Insurance Group Ltd. (2)(a) 332,221 3,945,414
Qube Holdings Ltd. (2)(a) 213,816 523,984
SGH Ltd. (2)(a) 96,138 2,734,879
Sonic Healthcare Ltd. (2)(a) 32,084 535,125
Suncorp Group Ltd. (2)(a) 129,456 1,520,956
Tabcorp Holdings Ltd. (2) 42,226 14,719
Technology One Ltd. (2)(a) 23,962 462,859
Telstra Group Ltd. (2)(a) 238,607 591,340
Westpac Banking Corp. (2)(a) 558,746 11,153,126
Whitehaven Coal Ltd. (2)(a) 413,073 1,581,304
Worley Ltd. (2)(a) 420,686 3,557,170
Yancoal Australia Ltd. (2)(a) 120,450 483,774
102,653,449
Belgium - 0 .4%
Ageas SA/NV (2)(a) 131,277 6,382,708
Anheuser-Busch InBev SA/NV (2)
(a) 3,657 183,084
KBC Group NV (2)(a) 19,528 1,507,743
Proximus SADP (2)(a) 61,357 319,633
Solvay SA (2)(a) 26,322 850,977
9,244,145
Brazil - 0 .2%
Wheaton Precious Metals Corp. 74,618 4,200,036
Canada - 4 .9%
Agnico Eagle Mines Ltd. (a) 7,260 567,992
Alamos Gold, Inc., Class A (a) 32,089 592,021
Atco Ltd., Class I (a) 55,642 1,841,766
AtkinsRealis Group, Inc. (a) 137,840 7,312,726
Bank of Nova Scotia (The) (a) 103,118 5,537,360
Barrick Gold Corp. (a) 383,179 5,941,814
Bombardier, Inc., Class B *(a) 42,345 2,879,560
Canadian Natural Resources Ltd.
(a) 74,853 2,311,020
Canadian Utilities Ltd., Class A (a) 18,668 452,593
INVESTMENTS SHARES VALUE ($)
Canada - 4.9% (continued)
CCL Industries, Inc., Class B (a) 104,728 5,387,760
Celestica, Inc. *(a) 89,453 8,255,477
Cenovus Energy, Inc. (a) 425,614 6,451,792
Descartes Systems Group, Inc.
(The) *(a) 12,472 1,417,736
Dollarama, Inc. (a) 4,718 460,427
Empire Co. Ltd., Class A (a) 101,424 3,096,803
Fairfax Financial Holdings Ltd. (a) 4,189 5,828,377
Finning International, Inc. (a) 77,630 2,057,064
Franco-Nevada Corp. (a) 14,371 1,688,789
George Weston Ltd. (a) 18,397 2,860,945
iA Financial Corp., Inc. (a) 35,805 3,320,827
Imperial Oil Ltd. (a) 32,546 2,005,809
Kinross Gold Corp. (a) 168,035 1,560,588
Manulife Financial Corp. (a) 101,963 3,132,412
Metro, Inc., Class A (a) 7,520 471,618
Onex Corp. (a) 6,338 495,065
Open Text Corp. (a) 45,254 1,280,693
Pan American Silver Corp. (a) 68,818 1,392,207
Parkland Corp. (a) 19,483 440,636
Saputo, Inc. (a) 61,255 1,064,915
Shopify, Inc., Class A *(a) 99,106 10,548,003
Suncor Energy, Inc. (a) 167,395 5,975,190
TC Energy Corp. (a) 87,346 4,070,617
TFI International, Inc. (a) 16,680 2,253,938
Toronto-Dominion Bank (The) (a) 30,290 1,612,643
West Fraser Timber Co. Ltd. (a) 31,859 2,760,471
Whitecap Resources, Inc. (a) 353,382 2,507,563
109,835,217
China - 0 .7%
BOC Hong Kong Holdings Ltd. (2) 256,500 819,040
Prosus NV (a) 159,930 6,353,195
Wilmar International Ltd. (2) 691,900 1,570,430
Yangzijiang Shipbuilding Holdings
Ltd. (2) 3,267,700 7,142,680
15,885,345
Denmark - 2 .3%
AP Moller - Maersk A/S, Class B
(2)(a) 7,545 12,553,069
Carlsberg A/S, Class B (2)(a) 25,713 2,469,546
Danske Bank A/S (2)(a) 245,196 6,951,963
Demant A/S (2)*(a) 12,818 471,782
Genmab A/S (2)*(a) 16,729 3,493,729
GN Store Nord A/S (2)*(a) 83,929 1,562,624
ISS A/S (2)(a) 347,933 6,364,025
Jyske Bank A/S (Registered) (2)(a) 49,015 3,481,347
Pandora A/S (2)(a) 15,350 2,808,367
ROCKWOOL A/S, Class B (2)(a) 1,439 512,049
Royal Unibrew A/S (2)(a) 63,950 4,503,195
Vestas Wind Systems A/S (2)*(a) 414,180 5,681,266
50,852,962
Finland - 1 .0%
Elisa OYJ (a) 10,715 463,944
Fortum OYJ (a) 375,992 5,263,705
Huhtamaki OYJ (2)(a) 6,142 217,560
Kone OYJ, Class B (2)(a) 43,104 2,101,325
Nokia OYJ (2)(a) 522,435 2,310,949

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Finland - 1.0% (continued)
Nordea Bank Abp (2)(a) 826,557 9,018,359
Wartsila OYJ Abp (2)(a) 214,441 3,800,473
23,176,315
France - 5 .3%
Accor SA (2)(a) 35,815 1,741,957
Alstom SA (2)*(a) 313,753 7,000,795
Amundi SA (2)(a)(b) 47,890 3,187,112
Arkema SA (2)(a) 5,927 450,999
BNP Paribas SA (2)(a) 50,658 3,110,241
Bouygues SA (2)(a) 39,010 1,155,109
Canal+ SADIR *(a) 76,454 194,297
Carrefour SA (2)(a) 707,178 10,065,137
Cie de Saint-Gobain SA (2)(a) 54,703 4,861,001
Credit Agricole SA (2)(a) 98,699 1,358,052
Danone SA (2)(a) 14,750 996,801
Dassault Aviation SA (2)(a) 13,684 2,796,132
Eiffage SA (2)(a) 74,748 6,554,754
Engie SA (2)(a) 661,802 10,495,794
Forvia SE (2)(a) 63,567 571,792
Gaztransport Et Technigaz SA (2)
(a) 7,298 977,358
Hermes International SCA (2)(a) 2,328 5,585,738
Ipsen SA (2)(a) 6,523 747,671
La Francaise des Jeux SACA (2)
(a)(b) 14,682 565,412
Legrand SA (2)(a) 31,355 3,049,944
Louis Hachette Group *(a) 76,454 119,584
Orange SA (2)(a) 1,032,003 10,297,150
Renault SA (2)(a) 93,408 4,547,465
Rexel SA (2)(a) 68,069 1,733,684
Safran SA (2)(a) 21,134 4,630,620
SCOR SE (a) 104,084 2,548,756
Societe Generale SA (2)(a) 530,798 14,897,119
Sodexo SA (a) 29,405 2,423,027
SPIE SA (2)(a) 103,401 3,215,557
Valeo SE (2)(a) 133,385 1,283,879
Veolia Environnement SA (2)(a) 89,426 2,509,073
Vinci SA (2)(a) 30,833 3,174,461
Vivendi SE (2)(a) 76,454 202,206
Worldline SA (2)*(a)(b) 311,585 2,738,724
119,787,401
Germany - 5 .2%
adidas AG (2)(a) 24,358 5,991,202
Allianz SE (Registered) (2)(a) 14,554 4,473,363
BASF SE (2)(a) 159,184 6,980,396
Commerzbank AG (2)(a) 431,089 7,079,547
Daimler Truck Holding AG (2)(a) 17,455 668,563
Deutsche Bank AG (Registered)
(2)(a) 362,160 6,249,759
Deutsche Lufthansa AG
(Registered) (2)(a) 1,052,976 6,767,162
E.ON SE (2)(a) 60,360 703,077
Evonik Industries AG (2)(a) 462,784 8,044,132
Freenet AG (2)(a) 155,386 4,435,848
Fresenius Medical Care AG (2)(a) 132,962 6,053,866
GEA Group AG (2)(a) 20,067 996,793
Hannover Rueck SE (2)(a) 2,748 688,153
Heidelberg Materials AG (2)(a) 45,717 5,648,938
INVESTMENTS SHARES VALUE ($)
Germany - 5.2% (continued)
KION Group AG (2)(a) 28,059 926,437
Knorr-Bremse AG (2)(a) 10,154 736,992
LANXESS AG (2)(a) 96,296 2,354,369
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (a) 15,634 7,888,331
Rheinmetall AG (2)(a) 18,844 12,039,582
Scout24 SE (2)(a)(b) 52,156 4,602,192
Talanx AG (2)(a) 26,565 2,259,394
TeamViewer SE (2)*(a)(b) 287,058 2,838,548
thyssenkrupp AG (2)(a) 944,611 3,832,818
Zalando SE (2)*(a)(b) 423,329 14,161,735
116,421,197
Guatemala - 0 .0% †
Millicom International Cellular SA,
SDR * 41,326 1,012,994
Hong Kong - 0 .3%
AIA Group Ltd. (2)(a) 395,400 2,840,104
CLP Holdings Ltd. (2)(a) 131,000 1,098,735
HKT Trust & HKT Ltd. (2)(a) 388,000 479,189
Prudential plc (2)(a) 130,286 1,033,953
WH Group Ltd. (2)(a)(b) 858,500 661,590
6,113,571
Ireland - 0 .1%
Aptiv plc * 45,780 2,768,774
Italy - 4 .2%
A2A SpA (2)(a) 288,618 640,829
Azimut Holding SpA (2)(a) 140,160 3,492,906
Banca Generali SpA (2)(a) 56,376 2,624,926
Banca Monte dei Paschi di Siena
SpA (2)(a) 1,142,787 8,100,522
Banco BPM SpA (2)(a) 547,325 4,431,472
Buzzi SpA (2)(a) 114,286 4,218,854
Enel SpA (2)(a) 689,903 4,923,271
Eni SpA (2)(a) 576,093 7,879,998
Intesa Sanpaolo SpA (2)(a) 1,861,943 7,467,916
Italgas SpA (2)(a) 608,890 3,417,301
Nexi SpA (2)*(a)(b) 809,101 4,503,580
Pirelli & C SpA (2)(a)(b) 1,593,329 9,037,760
Poste Italiane SpA (2)(a)(b) 1,009,258 14,274,009
Telecom Italia SpA (2)*(a) 10,437,257 2,667,527
UniCredit SpA (2)(a) 137,933 5,523,991
Unipol Gruppo SpA (2)(a) 870,889 10,876,103
94,080,965
Japan - 28 .1%
ABC-Mart, Inc. (2)(a) 336,500 6,788,845
Air Water, Inc. (2)(a) 120,500 1,460,090
Alfresa Holdings Corp. (2)(a) 294,600 4,029,182
Amada Co. Ltd. (2)(a) 372,700 3,623,573
ANA Holdings, Inc. (2)(a) 212,600 3,858,592
Asahi Group Holdings Ltd. (2)(a) 268,700 2,818,849
Asahi Intecc Co. Ltd. (2)(a) 51,100 829,107
Asahi Kasei Corp. (2)(a) 1,005,600 6,928,822
Asics Corp. (2)(a) 385,000 7,510,496
Bandai Namco Holdings, Inc. (2)(a) 190,800 4,549,673
Brother Industries Ltd. (2)(a) 135,300 2,288,739

Schedule of Investments
December 31, 2024
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 28.1% (continued)
Canon, Inc. (2)(a) 270,400 8,783,042
Capcom Co. Ltd. (2)(a) 251,800 5,477,539
Central Japan Railway Co. (2)(a) 168,200 3,156,369
Chubu Electric Power Co., Inc. (2)
(a) 475,100 4,984,295
Concordia Financial Group Ltd.
(2)(a) 381,300 2,096,953
Cosmo Energy Holdings Co. Ltd.
(2)(a) 14,200 626,866
Cosmos Pharmaceutical Corp. (2)
(a) 30,000 1,279,122
CyberAgent, Inc. (2)(a) 156,700 1,078,335
DMG Mori Co. Ltd. (2)(a) 301,200 4,792,735
Ebara Corp. (2)(a) 29,300 449,539
Fujikura Ltd. (2)(a) 149,000 6,083,045
Fujitsu Ltd. (2)(a) 321,400 5,645,899
Fukuoka Financial Group, Inc. (2)
(a) 199,000 4,954,146
GMO Payment Gateway, Inc. (2)(a) 61,100 3,079,051
Hikari Tsushin, Inc. (2)(a) 27,400 5,947,176
Hirose Electric Co. Ltd. (2)(a) 59,200 6,919,577
Hitachi Construction Machinery
Co. Ltd. (2)(a) 89,600 1,985,822
Hitachi Ltd. (2)(a) 298,800 7,317,630
Honda Motor Co. Ltd. (2)(a) 1,950,400 18,569,386
Hoya Corp. (2)(a) 11,700 1,452,044
IHI Corp. (2)(a) 123,200 7,202,373
Iida Group Holdings Co. Ltd. (2)(a) 48,300 726,230
Inpex Corp. (2)(a) 46,100 580,006
Ito En Ltd. (2)(a) 23,300 523,308
Japan Airlines Co. Ltd. (2)(a) 390,100 6,149,702
Japan Post Bank Co. Ltd. (2)(a) 556,100 5,256,062
Japan Post Holdings Co. Ltd. (2)(a) 346,900 3,267,016
Kansai Paint Co. Ltd. (2)(a) 215,000 3,073,193
KDDI Corp. (2)(a) 568,100 18,094,326
Keio Corp. (2)(a) 97,200 2,365,768
Kirin Holdings Co. Ltd. (2)(a) 375,900 4,880,731
Kobayashi Pharmaceutical Co. Ltd.
(2)(a) 39,800 1,571,325
Komatsu Ltd. (2)(a) 292,300 7,962,943
Konami Group Corp. (2)(a) 9,500 888,918
Kuraray Co. Ltd. (2)(a) 145,700 2,086,969
Kyowa Kirin Co. Ltd. (2)(a) 291,700 4,386,580
Kyushu Electric Power Co., Inc.
(2)(a) 297,200 2,658,392
Kyushu Railway Co. (2)(a) 95,200 2,321,062
Lixil Corp. (2)(a) 529,500 5,778,485
LY Corp. (2)(a) 1,030,500 2,724,737
Makita Corp. (2)(a) 268,800 8,173,934
Marubeni Corp. (2)(a) 389,800 5,850,344
Medipal Holdings Corp. (2)(a) 227,600 3,422,819
MISUMI Group, Inc. (2)(a) 464,900 7,147,046
Mitsubishi Chemical Group Corp.
(2)(a) 499,300 2,521,779
Mitsubishi Gas Chemical Co., Inc.
(2)(a) 171,000 3,033,117
Mitsubishi UFJ Financial Group,
Inc. (2)(a) 1,560,000 18,212,541
Mitsui OSK Lines Ltd. (2)(a) 18,400 640,289
Mizuho Financial Group, Inc. (2)(a) 86,900 2,121,450
INVESTMENTS SHARES VALUE ($)
Japan - 28.1% (continued)
MS&AD Insurance Group
Holdings, Inc. (2)(a) 401,500 8,671,402
NGK Insulators Ltd. (2)(a) 627,400 7,921,797
NH Foods Ltd. (2)(a) 25,500 825,239
Nintendo Co. Ltd. (2)(a) 70,700 4,117,695
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 600,600 9,106,341
Nippon Steel Corp. (2)(a) 126,100 2,534,059
Nippon Telegraph & Telephone
Corp. (2)(a) 8,537,400 8,527,700
Nippon Yusen KK (2)(a) 350,200 11,655,885
Nisshin Seifun Group, Inc. (2)(a) 432,700 5,043,111
Niterra Co. Ltd. (2)(a) 49,600 1,580,349
Nitto Denko Corp. (2)(a) 310,800 5,196,208
Nomura Holdings, Inc. (2)(a) 1,547,800 8,980,085
Oji Holdings Corp. (2)(a) 1,102,500 4,213,644
Oracle Corp. Japan (2)(a) 65,800 6,297,484
ORIX Corp. (2)(a) 349,900 7,517,214
Osaka Gas Co. Ltd. (2)(a) 41,900 916,420
Otsuka Corp. (2)(a) 442,200 10,113,009
Panasonic Holdings Corp. (2)(a) 1,423,200 14,545,970
Persol Holdings Co. Ltd. (2)(a) 7,158,200 10,723,236
Rakuten Group, Inc. (2)*(a) 201,600 1,086,116
Resona Holdings, Inc. (2)(a) 336,500 2,425,754
Resonac Holdings Corp. (2)(a) 217,200 5,408,979
Rohto Pharmaceutical Co. Ltd. (2)
(a) 25,600 466,387
Ryohin Keikaku Co. Ltd. (2)(a) 751,100 17,101,015
Santen Pharmaceutical Co. Ltd.
(2)(a) 781,900 8,005,918
Sanwa Holdings Corp. (2)(a) 89,100 2,461,011
Sekisui Chemical Co. Ltd. (2)(a) 227,000 3,886,747
Shimamura Co. Ltd. (2)(a) 195,500 10,871,865
Shionogi & Co. Ltd. (2)(a) 475,400 6,667,565
Skylark Holdings Co. Ltd. (2)(a) 44,200 685,449
Socionext, Inc. (2)(a) 488,900 7,637,679
Sohgo Security Services Co. Ltd.
(2)(a) 579,000 3,965,032
Sojitz Corp. (2)(a) 125,100 2,549,520
Sompo Holdings, Inc. (2)(a) 206,500 5,350,469
Sony Group Corp. (2)(a) 619,500 13,056,307
Square Enix Holdings Co. Ltd. (2)
(a) 384,500 14,930,175
Stanley Electric Co. Ltd. (2)(a) 334,600 5,487,149
Sumitomo Electric Industries Ltd.
(2)(a) 556,100 9,941,661
Sumitomo Heavy Industries Ltd.
(2)(a) 700 14,289
Sumitomo Mitsui Financial Group,
Inc. (2)(a) 289,400 6,945,671
Sundrug Co. Ltd. (2)(a) 113,300 2,881,905
Taiyo Yuden Co. Ltd. (2)(a) 374,300 5,263,881
Takeda Pharmaceutical Co. Ltd.
(2)(a) 457,000 12,097,851
TBS Holdings, Inc. (2)(a) 109,800 2,790,575
Toho Co. Ltd. (2)(a) 65,200 2,547,978
Tohoku Electric Power Co., Inc.
(2)(a) 59,800 448,803
Tokio Marine Holdings, Inc. (2)(a) 213,900 7,676,471
Tokyo Century Corp. (2)(a) 113,300 1,145,334

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 28.1% (continued)
Tokyo Electron Ltd. (2)(a) 43,300 6,508,829
Tokyo Gas Co. Ltd. (2)(a) 77,500 2,147,268
TOPPAN Holdings, Inc. (2)(a) 213,000 5,650,503
Toray Industries, Inc. (2)(a) 337,300 2,135,733
Tosoh Corp. (2)(a) 435,500 5,820,880
Toyo Suisan Kaisha Ltd. (2)(a) 75,100 5,092,780
Trend Micro, Inc. (2)*(a) 212,400 11,451,140
USS Co. Ltd. (2)(a) 1,338,800 11,621,387
Welcia Holdings Co. Ltd. (2)(a) 309,700 4,034,488
Yamaha Corp. (2)(a) 329,300 2,342,343
Yokogawa Electric Corp. (2)(a) 134,200 2,854,345
Yokohama Rubber Co. Ltd. (The)
(2)(a) 199,200 4,262,638
Zensho Holdings Co. Ltd. (2)(a) 12,500 707,909
629,900,631
Luxembourg - 0 .3%
Aperam SA (2)(a) 20,341 532,748
ArcelorMittal SA (2)(a) 270,037 6,274,123
6,806,871
Netherlands - 2 .2%
Aalberts NV (2)(a) 66,509 2,364,820
ABN AMRO Bank NV, CVA (2)(a)
(b) 441,278 6,809,616
Aegon Ltd. (2)(a) 605,542 3,603,405
Akzo Nobel NV (2)(a) 43,433 2,606,980
Arcadis NV (2)(a) 32,652 1,987,011
Argenx SE (2)*(a) 7,619 4,706,347
ASM International NV (2)(a) 4,537 2,623,228
EXOR NV (2)(a) 27,554 2,526,036
Havas NV *(a) 76,454 128,486
Koninklijke Ahold Delhaize NV (a) 56,920 1,856,669
Koninklijke KPN NV (2)(a) 1,112,095 4,055,189
Koninklijke Philips NV (2)*(a) 208,344 5,277,620
Koninklijke Vopak NV (2)(a) 74,423 3,275,739
NN Group NV (2)(a) 156,218 6,812,444
SBM Offshore NV (2)(a) 26,876 473,287
49,106,877
New Zealand - 0 .2%
Xero Ltd. (2)*(a) 51,900 5,400,871
Norway - 0 .6%
DNB Bank ASA (2)(a) 116,118 2,318,230
Equinor ASA (2)(a) 164,458 3,900,789
Kongsberg Gruppen ASA (2)(a) 24,214 2,724,239
Norsk Hydro ASA (2)(a) 274,495 1,509,910
Orkla ASA (2)(a) 65,329 565,171
Telenor ASA (2)(a) 156,073 1,741,332
12,759,671
Portugal - 0 .0% †
EDP SA (2) 273,798 875,885
Singapore - 1 .0%
Grab Holdings Ltd., Class A *(a)(c) 1,911,197 9,020,850
Sea Ltd., ADR *(a) 59,098 6,270,298
STMicroelectronics NV (2) 168,474 4,219,744
INVESTMENTS SHARES VALUE ($)
Singapore - 1.0% (continued)
United Overseas Bank Ltd. (2) 89,100 2,366,128
21,877,020
South Korea - 0 .0% †
Delivery Hero SE *(a)(b) 37,492 1,053,235
Spain - 1 .9%
Acerinox SA (2)(a) 514,749 5,039,598
ACS Actividades de Construccion
y Servicios SA (2)(a) 79,921 4,005,039
Aena SME SA (2)(a)(b) 33,061 6,747,677
Banco de Sabadell SA (2)(a) 68,571 133,252
Banco Santander SA (2)(a) 2,177,315 10,072,808
Bankinter SA (2)(a) 160,546 1,270,634
Enagas SA (2)(a) 291,674 3,560,213
Endesa SA (2)(a) 29,160 627,065
Mapfre SA (2)(a) 1,774,342 4,498,315
Repsol SA (2)(a) 187,853 2,285,789
Telefonica SA (2)(a) 899,335 3,670,079
41,910,469
Sweden - 2 .3%
AAK AB (2)(a) 86,713 2,469,738
Alfa Laval AB (2)(a) 33,236 1,391,096
Autoliv, Inc. (a)(c) 20,005 1,876,269
Billerud Aktiebolag (a) 59,203 542,595
Boliden AB (2)(a) 51,454 1,447,653
Electrolux AB, Class B (2)*(a) 1,382,863 11,470,714
Elekta AB, Class B (2)(a) 95,542 527,776
Essity AB, Class B (a) 158,565 4,237,916
Evolution AB (2)(a)(b) 18,137 1,398,650
Getinge AB, Class B (2)(a) 117,199 1,922,494
SKF AB, Class B (2)(a) 96,408 1,809,531
SSAB AB, Class B (2)(a) 105,290 417,848
Swedbank AB, Class A (2)(a) 85,263 1,683,599
Swedish Orphan Biovitrum AB *(a) 18,270 524,130
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 675,963 5,474,256
Telia Co. AB (2)(a) 1,669,861 4,641,359
Trelleborg AB, Class B (2)(a) 145,255 4,970,714
Volvo AB, Class B (2)(a) 240,279 5,839,303
52,645,641
Switzerland - 4 .3%
ABB Ltd. (Registered) (2)(a) 164,192 8,866,124
Belimo Holding AG (Registered)
(2)(a) 5,040 3,333,005
DKSH Holding AG (2)(a) 22,857 1,697,478
DSM-Firmenich AG (2)(a) 43,333 4,380,276
Flughafen Zurich AG (Registered)
(2)(a) 4,117 988,325
Geberit AG (Registered) (2)(a) 7,568 4,291,995
Givaudan SA (Registered) (2)(a) 258 1,127,817
Julius Baer Group Ltd. (2)(a) 73,322 4,756,497
Logitech International SA
(Registered) (2)(a) 153,279 12,652,599
Lonza Group AG (Registered) (2)
(a) 13,504 7,970,585
Novartis AG (Registered) (2)(a) 186,239 18,131,726
SGS SA (Registered) (2)(a) 4,773 478,815
TE Connectivity plc (a) 40,622 5,807,727

Schedule of Investments
December 31, 2024
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - 4.3% (continued)
Ypsomed Holding AG (Registered)
(2)(a) 2,116 763,840
Zurich Insurance Group AG (2)(a) 37,445 22,271,000
97,517,809
Thailand - 0 .0% †
Fabrinet * 2,797 615,004
United Kingdom - 9 .6%
abrdn plc (2)(a) 907,013 1,598,360
Associated British Foods plc (2)(a) 246,700 6,292,921
Auto Trader Group plc (2)(a)(b) 334,934 3,314,125
Aviva plc (2)(a) 643,806 3,773,417
B&M European Value Retail SA
(2)(a) 484,723 2,222,441
Barclays plc (2)(a) 3,389,199 11,337,542
Beazley plc (2)(a) 144,837 1,478,566
Bellway plc (a) 38,281 1,194,266
British American Tobacco plc (2)(a) 197,877 7,140,339
BT Group plc (2)(a) 2,118,721 3,818,962
Bunzl plc (2)(a) 12,185 501,719
Centrica plc (2)(a) 475,735 793,705
CK Hutchison Holdings Ltd. (2)(a) 1,163,000 6,183,025
DCC plc (2)(a) 51,520 3,301,200
Direct Line Insurance Group plc
(2)(a) 1,747,947 5,593,181
easyJet plc (2)(a) 1,406,918 9,835,193
Flutter Entertainment plc *(a)(c) 16,017 4,139,594
Hiscox Ltd. (2)(a) 202,328 2,738,307
Howden Joinery Group plc (2)(a) 375,323 3,718,168
HSBC Holdings plc (2)(a) 497,399 4,886,001
IMI plc (2)(a) 86,880 1,973,207
Imperial Brands plc (2)(a) 201,173 6,433,285
Inchcape plc (2)(a) 271,676 2,612,857
InterContinental Hotels Group plc
(2)(a) 48,477 6,031,687
Intermediate Capital Group plc (2)
(a) 210,759 5,432,153
International Distribution Services
plc (a) 596,024 2,714,539
Intertek Group plc (2)(a) 33,997 2,008,537
ITV plc (2)(a) 4,453,269 4,116,767
Johnson Matthey plc (2)(a) 261,038 4,379,378
Kingfisher plc (2)(a) 443,103 1,377,324
Lloyds Banking Group plc (2)(a) 1,484,725 1,013,961
M&G plc (2)(a) 397,824 984,467
Man Group plc (2)(a) 631,412 1,684,941
Marks & Spencer Group plc (2)(a) 1,957,855 9,169,021
NatWest Group plc (2)(a) 2,246,230 11,256,431
Ocado Group plc (2)*(a) 266,141 1,004,475
Pearson plc (2)(a) 198,677 3,185,869
Persimmon plc (2)(a) 174,487 2,606,387
RELX plc (2)(a) 10,051 455,401
Rightmove plc (2)(a) 947,105 7,580,256
Rolls-Royce Holdings plc (2)*(a) 1,517,778 10,763,161
Rotork plc (2)(a) 247,251 972,180
Smiths Group plc (2)(a) 22,483 482,048
Standard Chartered plc (2)(a) 535,251 6,589,586
Subsea 7 SA (2)(a) 152,462 2,425,682
Tate & Lyle plc (a) 335,711 2,729,697
INVESTMENTS SHARES VALUE ($)
United Kingdom - 9.6% (continued)
Taylor Wimpey plc (2)(a) 627,648 955,284
TechnipFMC plc (a) 347,325 10,051,586
Tesco plc (2)(a) 2,323,307 10,685,709
Travis Perkins plc (a) 152,129 1,388,383
Vodafone Group plc (2)(a) 5,084,866 4,337,796
Weir Group plc (The) (2)(a) 110,374 3,006,663
Whitbread plc (2)(a) 15,976 588,076
214,857,826
United States - 113 .6%
3M Co. (a) 169,821 21,922,192
Abbott Laboratories (a) 59,999 6,786,487
Abercrombie & Fitch Co., Class
A *(a) 59,528 8,897,650
Acuity Brands, Inc. (a)(c) 7,707 2,251,446
Adobe, Inc. *(a) 33,314 14,814,070
ADT, Inc. (a) 571,986 3,952,423
AECOM (a) 51,208 5,470,039
Agree Realty Corp., REIT (a) 60,155 4,237,920
Airbnb, Inc., Class A *(a)(c) 144,898 19,041,046
Alaska Air Group, Inc. *(a) 308,517 19,976,476
Alcoa Corp. (a)(c) 28,653 1,082,510
Align Technology, Inc. *(a) 19,674 4,102,226
Allison Transmission Holdings,
Inc. (a) 76,693 8,287,446
Alnylam Pharmaceuticals, Inc. *(a)
(c) 30,939 7,280,256
Altria Group, Inc. (a) 303,969 15,894,539
Amazon.com, Inc. *(a) 57,171 12,542,746
Amcor plc (a) 359,337 3,381,361
Amdocs Ltd. (a) 14,642 1,246,620
American International Group, Inc.
(a) 48,951 3,563,633
Ameriprise Financial, Inc. (a)(c) 3,761 2,002,469
Apellis Pharmaceuticals, Inc. *(a)
(c) 158,499 5,057,703
Appfolio, Inc., Class A *(a) 36,238 8,940,639
Apple, Inc. (a) 135,491 33,929,655
Applied Materials, Inc. (a) 3,540 575,710
AptarGroup, Inc. (a)(c) 5,647 887,144
Aramark (a)(c) 11,552 431,005
Arista Networks, Inc. *(a) 65,784 7,271,106
Arrow Electronics, Inc. *(a)(c) 45,967 5,199,787
Assurant, Inc. (a) 14,288 3,046,487
Assured Guaranty Ltd. (a) 76,830 6,915,468
AT&T, Inc. (a) 867,023 19,742,114
ATI, Inc. *(a)(c) 22,479 1,237,244
Atlassian Corp., Class A *(a)(c) 58,136 14,149,140
Atmos Energy Corp. (a)(c) 42,194 5,876,358
AutoNation, Inc. *(a) 10,239 1,738,992
Avnet, Inc. (a)(c) 26,702 1,397,049
Axalta Coating Systems Ltd. *(a) 61,109 2,091,150
Axis Capital Holdings Ltd. (a) 146,295 12,964,663
AZEK Co., Inc. (The), Class A *(a)
(c) 50,619 2,402,884
Baker Hughes Co., Class A (a)(c) 356,016 14,603,776
Bank of America Corp. (a) 459,190 20,181,401
Bank of New York Mellon Corp.
(The) (a) 31,219 2,398,556
Bank OZK (a) 145,316 6,470,921

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 113.6% (continued)
Becton Dickinson & Co. (a) 13,530 3,069,551
BellRing Brands, Inc. *(a) 151,851 11,440,454
Best Buy Co., Inc. (a) 33,357 2,862,031
BioMarin Pharmaceutical, Inc. *(a)
(c) 70,308 4,621,345
BJ's Wholesale Club Holdings, Inc.
*(a)(c) 27,113 2,422,547
Black Hills Corp. (a) 53,392 3,124,500
Blackbaud, Inc. *(a)(c) 9,457 699,061
Blackrock, Inc. (a)(c) 4,173 4,277,784
BOK Financial Corp. (a) 22,126 2,355,313
Booking Holdings, Inc. (a) 3,939 19,570,606
Booz Allen Hamilton Holding Corp.,
Class A (a)(c) 12,486 1,606,948
Boston Beer Co., Inc. (The), Class
A *(a) 35,280 10,583,294
Boston Scientific Corp. *(a) 30,828 2,753,557
BP plc (2)(a) 3,825,600 18,909,823
Brighthouse Financial, Inc. *(a) 31,888 1,531,900
Brink's Co. (The) (a)(c) 11,664 1,082,069
Bristol-Myers Squibb Co. (a) 133,487 7,550,025
Broadcom, Inc. (a) 43,488 10,082,258
Broadridge Financial Solutions,
Inc. (a) 28,573 6,460,070
Builders FirstSource, Inc. *(a)(c) 20,585 2,942,214
CACI International, Inc., Class A
*(a) 4,952 2,000,905
Capital One Financial Corp. (a) 24,025 4,284,138
Cardinal Health, Inc. (a) 37,838 4,475,100
CarMax, Inc. *(a)(c) 110,262 9,015,021
Carnival Corp. *(a)(c) 352,724 8,789,882
Carter's, Inc. (a) 171,420 9,289,250
Cava Group, Inc. *(a)(c) 15,203 1,714,898
CBRE Group, Inc., Class A *(a)(c) 3,948 518,333
Centene Corp. *(a) 451,081 27,326,486
CF Industries Holdings, Inc. (a)(c) 9,995 852,773
Cheniere Energy, Inc. (a)(c) 33,329 7,161,402
Chipotle Mexican Grill, Inc., Class
A *(a) 40,732 2,456,140
Chubb Ltd. (a) 21,996 6,077,495
Ciena Corp. *(a)(c) 77,702 6,589,907
Cigna Group (The) (a)(c) 5,976 1,650,213
Cincinnati Financial Corp. (a)(c) 64,624 9,286,469
Citigroup, Inc. (a) 195,672 13,773,352
Citizens Financial Group, Inc. (a) 422,697 18,497,221
Clean Harbors, Inc. *(a) 8,206 1,888,529
Cleveland-Cliffs, Inc. *(a)(c) 40,982 385,231
Clorox Co. (The) (a) 11,833 1,921,798
Cloudflare, Inc., Class A *(a)(c) 58,308 6,278,605
CME Group, Inc. (a) 91,460 21,239,755
CNA Financial Corp. (a) 56,048 2,711,042
CNO Financial Group, Inc. (a) 63,680 2,369,533
Coca-Cola Consolidated, Inc. (a) 4,344 5,473,397
Cognex Corp. (a) 122,746 4,401,672
Coherent Corp. *(a)(c) 33,766 3,198,653
Coinbase Global, Inc., Class A *(a)
(c) 7,604 1,888,073
Colgate-Palmolive Co. (a) 140,547 12,777,128
Comcast Corp., Class A (a) 531,162 19,934,510
Comfort Systems USA, Inc. (a) 18,631 7,900,662
INVESTMENTS SHARES VALUE ($)
United States - 113.6% (continued)
Commerce Bancshares, Inc. (a)(c) 15,631 973,968
Commvault Systems, Inc. *(a) 62,004 9,357,024
ConocoPhillips (a) 42,138 4,178,825
Consolidated Edison, Inc. (a)(c) 56,436 5,035,784
Cooper Cos., Inc. (The) *(a)(c) 23,161 2,129,191
COPT Defense Properties, REIT
(a) 124,480 3,852,656
Corebridge Financial, Inc. (a)(c) 111,044 3,323,547
Corpay, Inc. *(a)(c) 8,185 2,769,968
Costco Wholesale Corp. (a) 8,496 7,784,630
Coterra Energy, Inc. (a)(c) 144,996 3,703,198
Crane Co. (a)(c) 14,608 2,216,764
CRH plc (a) 153,568 14,208,111
Crown Holdings, Inc. (a)(c) 158,531 13,108,928
Cummins, Inc. (a) 8,757 3,052,690
Curtiss-Wright Corp. (a)(c) 11,626 4,125,719
CVS Health Corp. (a)(c) 208,139 9,343,360
Datadog, Inc., Class A *(a)(c) 11,600 1,657,524
DaVita, Inc. *(a)(c) 18,481 2,763,834
Delta Air Lines, Inc. (a) 336,923 20,383,842
DENTSPLY SIRONA, Inc. (a) 313,361 5,947,592
Devon Energy Corp. (a) 13,787 451,249
Dexcom, Inc. *(a) 55,383 4,307,136
Dick's Sporting Goods, Inc. (a) 9,263 2,119,745
Dillard's, Inc., Class A (a) 1,997 862,185
DocuSign, Inc., Class A *(a)(c) 102,633 9,230,812
Dolby Laboratories, Inc., Class A
(a) 17,635 1,377,294
Donaldson Co., Inc. (a) 44,217 2,978,015
DoubleVerify Holdings, Inc. *(a) 260,883 5,011,562
DT Midstream, Inc. (a)(c) 21,494 2,137,148
DTE Energy Co. (a)(c) 110,267 13,314,740
Dun & Bradstreet Holdings, Inc.
(a)(c) 165,050 2,056,523
DuPont de Nemours, Inc. (a) 42,040 3,205,550
Dutch Bros, Inc., Class A *(a)(c) 42,430 2,222,483
DXC Technology Co. *(a)(c) 44,367 886,453
Dynatrace, Inc. *(a)(c) 43,980 2,390,313
East West Bancorp, Inc. (a)(c) 34,260 3,280,738
Eaton Corp. plc (a) 15,303 5,078,607
eBay, Inc. (a)(c) 50,172 3,108,155
Ecolab, Inc. (a) 9,873 2,313,441
Edison International (a) 70,700 5,644,688
Electronic Arts, Inc. (a)(c) 33,558 4,909,535
Element Solutions, Inc. (a)(c) 72,713 1,849,092
Eli Lilly & Co. (a) 7,333 5,661,076
EMCOR Group, Inc. (a)(c) 14,070 6,386,373
Encompass Health Corp. (a) 64,915 5,994,900
EnerSys (a)(c) 34,952 3,230,613
Entergy Corp. (a) 44,430 3,368,683
EOG Resources, Inc. (a) 23,284 2,854,153
EPAM Systems, Inc. *(a) 26,039 6,088,439
EPR Properties, REIT (a) 73,697 3,263,303
Equifax, Inc. (a)(c) 4,873 1,241,884
Essent Group Ltd. (a)(c) 30,751 1,674,084
Euronet Worldwide, Inc. *(a)(c) 26,706 2,746,445
Evercore, Inc., Class A (a) 10,604 2,939,323
Everest Group Ltd. (a)(c) 18,738 6,791,775
Evergy, Inc. (a) 119,468 7,353,255
Eversource Energy (a)(c) 18,160 1,042,929

Schedule of Investments
December 31, 2024
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 113.6% (continued)
Exact Sciences Corp. *(a) 42,793 2,404,539
Exelixis, Inc. *(a) 272,982 9,090,301
Expedia Group, Inc. *(a) 5,488 1,022,579
Exxon Mobil Corp. (a)(c) 77,444 8,330,651
Fair Isaac Corp. *(a) 2,189 4,358,146
Federal Realty Investment Trust,
REIT (a) 15,672 1,754,480
Federated Hermes, Inc., Class B
(a) 205,135 8,433,100
FedEx Corp. (a) 8,345 2,347,699
Ferguson Enterprises, Inc. (a) 30,203 5,242,335
Fidelity National Financial, Inc. (a) 114,178 6,409,953
Fidelity National Information
Services, Inc. (a)(c) 118,273 9,552,910
First American Financial Corp. (a) 31,350 1,957,494
First Hawaiian, Inc. (a)(c) 38,459 998,011
First Horizon Corp. (a) 426,444 8,588,582
Flowserve Corp. (a) 253,587 14,586,324
Fluor Corp. *(a) 42,548 2,098,467
FMC Corp. (a) 20,372 990,283
FNB Corp. (a)(c) 304,771 4,504,515
Fortinet, Inc. *(a) 225,730 21,326,969
Fortive Corp. (a)(c) 34,706 2,602,950
Franklin Resources, Inc. (a)(c) 196,786 3,992,788
Freeport-McMoRan, Inc. (a) 67,976 2,588,526
Freshpet, Inc. *(a)(c) 10,424 1,543,899
Gap, Inc. (The) (a) 70,715 1,670,995
Garmin Ltd. (a) 47,975 9,895,324
Gartner, Inc. *(a) 13,788 6,679,872
Gates Industrial Corp. plc *(a) 395,231 8,129,902
GE Aerospace (a) 74,613 12,444,702
GE Vernova, Inc. (a) 9,046 2,975,501
Gen Digital, Inc. (a)(c) 61,166 1,674,725
General Dynamics Corp. (a) 15,863 4,179,742
General Motors Co. (a) 303,946 16,191,203
Gilead Sciences, Inc. (a) 38,634 3,568,623
Gitlab, Inc., Class A *(a) 143,225 8,070,729
Global Payments, Inc. (a)(c) 72,146 8,084,681
Globe Life, Inc. (a) 48,665 5,427,121
GoDaddy, Inc., Class A *(a)(c) 53,348 10,529,295
Graham Holdings Co., Class B (a) 1,033 900,693
Grand Canyon Education, Inc. *(a) 40,786 6,680,747
Grocery Outlet Holding Corp. *(a)
(c) 222,126 3,467,387
GSK plc (2)(a) 159,921 2,697,432
Guidewire Software, Inc. *(a)(c) 70,246 11,842,071
H&R Block, Inc. (a)(c) 125,414 6,626,876
Halliburton Co. (a) 81,719 2,221,940
Hancock Whitney Corp. (a)(c) 41,513 2,271,591
Hanover Insurance Group, Inc.
(The) (a) 9,968 1,541,651
Hasbro, Inc. (a)(c) 137,340 7,678,679
Hayward Holdings, Inc. *(a) 134,263 2,052,881
HCA Healthcare, Inc. (a)(c) 2,218 665,733
HealthEquity, Inc. *(a) 45,108 4,328,113
Healthpeak Properties, Inc., REIT
(a)(c) 207,239 4,200,735
Hewlett Packard Enterprise Co.
(a)(c) 298,243 6,367,488
Hexcel Corp. (a) 102,041 6,397,971
INVESTMENTS SHARES VALUE ($)
United States - 113.6% (continued)
HF Sinclair Corp. (a)(c) 204,781 7,177,574
Hilton Worldwide Holdings, Inc.
(a)(c) 66,445 16,422,546
Holcim AG (2)(a) 69,410 6,683,140
Hologic, Inc. *(a)(c) 38,842 2,800,120
Home BancShares, Inc. (a)(c) 73,231 2,072,437
Hormel Foods Corp. (a) 76,163 2,389,233
Howmet Aerospace, Inc. (a)(c) 79,913 8,740,085
HubSpot, Inc. *(a)(c) 19,391 13,511,067
Huntsman Corp. (a)(c) 78,911 1,422,765
Illinois Tool Works, Inc. (a) 17,919 4,543,542
Illumina, Inc. *(a)(c) 50,753 6,782,123
Incyte Corp. *(a)(c) 126,564 8,741,775
Inspire Medical Systems, Inc. *(a)
(c) 35,099 6,506,653
Insulet Corp. *(a) 17,221 4,495,886
Intel Corp. (a)(c) 39,784 797,669
International Bancshares Corp. (a) 7,360 464,858
International Flavors & Fragrances,
Inc. (a) 12,544 1,060,595
Intra-Cellular Therapies, Inc. *(a)(c) 15,992 1,335,652
Invesco Ltd. (a) 691,936 12,095,041
IQVIA Holdings, Inc. *(a)(c) 38,967 7,657,405
Iridium Communications, Inc. (a) 96,816 2,809,600
ITT, Inc. (a) 26,850 3,836,328
Jabil, Inc. (a) 17,661 2,541,418
Jacobs Solutions, Inc. (a)(c) 51,825 6,924,857
Jazz Pharmaceuticals plc *(a)(c) 31,014 3,819,374
JB Hunt Transport Services, Inc.
(a)(c) 28,651 4,889,580
Johnson & Johnson (a) 60,451 8,742,424
KB Home (a)(c) 45,516 2,991,312
KBR, Inc. (a) 24,192 1,401,443
Kemper Corp. (a) 83,656 5,558,105
Keurig Dr Pepper, Inc. (a) 118,962 3,821,059
Kirby Corp. *(a) 18,801 1,989,146
KLA Corp. (a)(c) 1,051 662,256
Kraft Heinz Co. (The) (a)(c) 73,654 2,261,914
Kroger Co. (The) (a) 68,418 4,183,761
Kyndryl Holdings, Inc. *(a)(c) 159,705 5,525,793
L3Harris Technologies, Inc. (a)(c) 6,847 1,439,787
Labcorp Holdings, Inc. (a) 43,405 9,953,635
Lamar Advertising Co., Class A,
REIT (a)(c) 4,488 546,369
Leggett & Platt, Inc. (a)(c) 115,162 1,105,555
Leidos Holdings, Inc. (a) 33,613 4,842,289
Lennox International, Inc. (a) 6,984 4,255,351
Light & Wonder, Inc. *(a)(c) 53,968 4,661,756
Lincoln National Corp. (a) 176,789 5,605,979
LivaNova plc *(a) 100,752 4,665,825
Loews Corp. (a)(c) 37,505 3,176,298
Louisiana-Pacific Corp. (a) 31,052 3,215,435
Lululemon Athletica, Inc. *(a) 11,027 4,216,835
Lyft, Inc., Class A *(a) 428,989 5,533,958
Magnera Corp. * 24,550 446,074
Manhattan Associates, Inc. *(a)(c) 28,062 7,583,475
ManpowerGroup, Inc. (a) 207,279 11,964,144
Marathon Petroleum Corp. (a)(c) 17,429 2,431,346
Markel Group, Inc. *(a)(c) 829 1,431,045

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 113.6% (continued)
Marriott Vacations Worldwide Corp.
(a)(c) 84,181 7,559,454
Marvell Technology, Inc. (a) 73,800 8,151,210
Masco Corp. (a) 75,105 5,450,370
MasTec, Inc. *(a) 66,685 9,078,496
Matador Resources Co. (a) 59,404 3,342,069
Maximus, Inc. (a) 19,463 1,452,913
McKesson Corp. (a)(c) 16,771 9,557,961
Medpace Holdings, Inc. *(a)(c) 16,416 5,453,888
Medtronic plc (a) 124,655 9,957,441
Merck & Co., Inc. (a) 117,135 11,652,590
Meta Platforms, Inc., Class A (a) 6,056 3,545,849
MetLife, Inc. (a) 68,142 5,579,467
Mid-America Apartment
Communities, Inc., REIT (a) 5,368 829,732
Mohawk Industries, Inc. *(a)(c) 3,696 440,304
Molina Healthcare, Inc. *(a) 33,912 9,870,088
Molson Coors Beverage Co., Class
B (a)(c) 139,206 7,979,288
MSCI, Inc., Class A (a) 4,703 2,821,847
Murphy Oil Corp. (a)(c) 59,173 1,790,575
Natera, Inc. *(a) 65,895 10,431,179
National Fuel Gas Co. (a) 100,402 6,092,393
NetApp, Inc. (a) 56,610 6,571,289
Netflix, Inc. *(a) 10,888 9,704,692
Neurocrine Biosciences, Inc. *(a) 80,500 10,988,250
New Jersey Resources Corp. (a) 113,021 5,272,430
New York Times Co. (The), Class
A (a) 99,827 5,195,995
Newell Brands, Inc. (a)(c) 377,773 3,762,619
News Corp., Class A (a) 138,158 3,804,871
Nexstar Media Group, Inc., Class
A (a)(c) 49,865 7,877,174
NiSource, Inc. (a) 202,206 7,433,093
NNN REIT, Inc., REIT (a)(c) 99,467 4,063,227
Nordstrom, Inc. (a)(c) 26,913 649,949
Norfolk Southern Corp. (a)(c) 9,232 2,166,750
Northern Trust Corp. (a)(c) 38,262 3,921,855
Northrop Grumman Corp. (a) 22,724 10,664,146
NOV, Inc. (a)(c) 32,032 467,667
Nutanix, Inc., Class A *(a)(c) 138,444 8,470,004
NVIDIA Corp. (a) 88,485 11,882,651
NVR, Inc. *(a) 177 1,447,665
OGE Energy Corp. (a) 23,861 984,266
Okta, Inc., Class A *(a)(c) 57,771 4,552,355
Old Republic International Corp.
(a) 55,737 2,017,122
Olin Corp. (a)(c) 63,348 2,141,162
Ollie's Bargain Outlet Holdings,
Inc. *(a)(c) 48,855 5,360,859
OneMain Holdings, Inc. (a)(c) 72,695 3,789,590
Oracle Corp. (a) 26,737 4,455,454
Organon & Co. (a)(c) 31,830 474,904
Oshkosh Corp. (a)(c) 11,786 1,120,495
Ovintiv, Inc. (a) 173,634 7,032,177
Owens Corning (a) 22,653 3,858,259
Packaging Corp. of America (a) 37,154 8,364,480
Palo Alto Networks, Inc. *(a)(c) 57,320 10,429,947
Park Hotels & Resorts, Inc., REIT
(a) 131,741 1,853,596
INVESTMENTS SHARES VALUE ($)
United States - 113.6% (continued)
Parker-Hannifin Corp. (a) 1,909 1,214,181
Parsons Corp. *(a)(c) 36,205 3,339,911
PayPal Holdings, Inc. *(a) 179,296 15,302,914
PBF Energy, Inc., Class A (a)(c) 68,229 1,811,480
Pegasystems, Inc. (a) 52,081 4,853,949
Penske Automotive Group, Inc. (a) 38,851 5,922,446
Pentair plc (a) 65,005 6,542,103
Penumbra, Inc. *(a)(c) 18,160 4,312,637
PepsiCo, Inc. (a)(c) 39,439 5,997,094
Pfizer, Inc. (a) 797,204 21,149,821
PG&E Corp. (a) 319,694 6,451,425
Pilgrim's Pride Corp. *(a) 26,107 1,184,997
Pinterest, Inc., Class A *(a)(c) 216,030 6,264,870
Playtika Holding Corp. (a) 358,086 2,485,117
PNC Financial Services Group,
Inc. (The) (a) 6,417 1,237,518
Popular, Inc. (a) 73,911 6,952,069
PotlatchDeltic Corp., REIT (a)(c) 15,764 618,737
PPG Industries, Inc. (a)(c) 76,575 9,146,884
Primerica, Inc. (a) 4,970 1,348,957
Progressive Corp. (The) (a) 45,653 10,938,915
Prosperity Bancshares, Inc. (a)(c) 84,969 6,402,414
Public Storage, REIT (a) 47,895 14,341,679
PVH Corp. (a) 43,378 4,587,224
Qualys, Inc. *(a) 6,901 967,658
Quest Diagnostics, Inc. (a) 10,261 1,547,974
QuidelOrtho Corp. *(a)(c) 43,603 1,942,514
Ralph Lauren Corp., Class A (a) 91,844 21,214,126
Rambus, Inc. *(a)(c) 8,713 460,569
Reinsurance Group of America,
Inc. (a) 12,213 2,609,063
ResMed, Inc. (a)(c) 31,936 7,303,444
Reynolds Consumer Products, Inc.
(a)(c) 89,103 2,404,890
RH *(a)(c) 7,530 2,963,733
RingCentral, Inc., Class A *(a)(c) 108,379 3,794,349
Robert Half, Inc. (a)(c) 133,661 9,417,754
Robinhood Markets, Inc., Class A
*(a)(c) 323,968 12,071,048
ROBLOX Corp., Class A *(a)(c) 163,070 9,435,230
Roche Holding AG (2)(a) 18,856 5,272,265
Ross Stores, Inc. (a) 68,117 10,304,059
Royal Gold, Inc. (a) 65,991 8,700,913
Ryder System, Inc. (a) 3,333 522,814
Sabra Health Care REIT, Inc.,
REIT (a) 55,905 968,275
Samsara, Inc., Class A *(a)(c) 87,963 3,843,103
SBA Communications Corp., REIT
(a) 23,444 4,777,887
Schlumberger NV (a)(c) 36,103 1,384,189
Schneider Electric SE (2)(a) 12,194 3,035,770
Science Applications International
Corp. (a) 12,540 1,401,721
Scotts Miracle-Gro Co. (The) (a)(c) 94,139 6,245,181
Seagate Technology Holdings plc
(a)(c) 56,223 4,852,607
Sealed Air Corp. (a) 55,688 1,883,925
SentinelOne, Inc., Class A *(a)(c) 98,521 2,187,166
Shell plc (2)(a) 420,948 13,121,371
Sherwin-Williams Co. (The) (a)(c) 2,876 977,639

Schedule of Investments
December 31, 2024
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 113.6% (continued)
Signify NV (2)(a)(b) 217,032 4,846,916
SiteOne Landscape Supply, Inc.
*(a)(c) 9,097 1,198,712
Skechers USA, Inc., Class A *(a) 40,141 2,699,081
Skyworks Solutions, Inc. (a)(c) 28,176 2,498,648
SLM Corp. (a)(c) 155,224 4,281,078
Smartsheet, Inc., Class A *(a) 179,056 10,032,508
Snap, Inc., Class A *(a)(c) 478,481 5,153,240
Snap-on, Inc. (a)(c) 5,024 1,705,548
Snowflake, Inc., Class A *(a)(c) 21,678 3,347,300
Solventum Corp. *(a)(c) 10,053 664,101
Sotera Health Co. *(a)(c) 58,339 798,078
Spectrum Brands Holdings, Inc.
(a)(c) 5,966 504,067
Sprouts Farmers Market, Inc. *(a)
(c) 5,170 656,952
SS&C Technologies Holdings, Inc.
(a)(c) 131,779 9,986,213
Stanley Black & Decker, Inc. (a)(c) 19,623 1,575,531
State Street Corp. (a) 51,568 5,061,399
Stifel Financial Corp. (a) 6,481 687,504
Synchrony Financial (a)(c) 120,058 7,803,770
Synovus Financial Corp. (a)(c) 35,484 1,817,845
T. Rowe Price Group, Inc. (a)(c) 28,544 3,228,041
Tapestry, Inc. (a) 283,607 18,528,045
Targa Resources Corp. (a) 25,204 4,498,914
Target Corp. (a)(c) 23,117 3,124,956
Taylor Morrison Home Corp., Class
A *(a) 44,654 2,733,271
TD SYNNEX Corp. (a) 67,881 7,961,084
Tenet Healthcare Corp. *(a) 42,844 5,408,198
Teradata Corp. *(a)(c) 190,709 5,940,585
Terex Corp. (a)(c) 29,185 1,348,931
Tesla, Inc. *(a) 4,528 1,828,588
Texas Capital Bancshares, Inc. *(a) 136,246 10,654,437
Texas Pacific Land Corp. (a)(c) 3,662 4,050,026
Texas Roadhouse, Inc., Class A
(a)(c) 90,958 16,411,552
Textron, Inc. (a) 34,548 2,642,577
T-Mobile US, Inc. (a) 15,638 3,451,776
Toll Brothers, Inc. (a) 77,018 9,700,417
Trane Technologies plc (a) 3,353 1,238,431
TransUnion (a) 80,329 7,447,302
Travel + Leisure Co. (a) 29,766 1,501,695
Travelers Cos., Inc. (The) (a) 16,576 3,992,993
Trimble, Inc. *(a) 165,642 11,704,264
TripAdvisor, Inc. *(a) 298,307 4,405,994
Truist Financial Corp. (a) 129,509 5,618,100
Twilio, Inc., Class A *(a) 83,858 9,063,373
TXNM Energy, Inc. (a) 66,397 3,264,740
Ubiquiti, Inc. (a)(c) 6,638 2,203,351
UFP Industries, Inc. (a) 17,367 1,956,393
UGI Corp. (a)(c) 395,326 11,160,053
UiPath, Inc., Class A *(a)(c) 376,357 4,783,497
UMB Financial Corp. (a)(c) 28,376 3,202,515
United Parcel Service, Inc., Class
B (a) 22,731 2,866,379
United Therapeutics Corp. *(a) 16,217 5,722,006
Universal Display Corp. (a)(c) 5,643 825,007
INVESTMENTS SHARES VALUE ($)
United States - 113.6% (continued)
Universal Health Services, Inc.,
Class B (a) 34,492 6,188,555
Unum Group (a) 112,330 8,203,460
US Foods Holding Corp. *(a) 80,885 5,456,502
Vail Resorts, Inc. (a)(c) 40,769 7,642,149
Valero Energy Corp. (a) 39,275 4,814,722
Valley National Bancorp (a)(c) 1,064,297 9,642,531
Veeva Systems, Inc., Class A *(a) 29,239 6,147,500
VeriSign, Inc. *(a) 92,329 19,108,410
Vertiv Holdings Co., Class A (a)(c) 53,009 6,022,352
Vestis Corp. (a) 145,929 2,223,958
Virtu Financial, Inc., Class A (a) 152,418 5,438,274
Visa, Inc., Class A (a) 18,653 5,895,094
Vulcan Materials Co. (a)(c) 17,376 4,469,628
W R Berkley Corp. (a) 33,614 1,967,091
Walmart, Inc. (a) 193,042 17,441,345
WEC Energy Group, Inc. (a) 42,134 3,962,281
Wells Fargo & Co. (a) 169,175 11,882,852
Wendy's Co. (The) (a)(c) 1,068,430 17,415,409
WESCO International, Inc. (a)(c) 12,115 2,192,330
Western Alliance Bancorp (a)(c) 28,415 2,373,789
Western Union Co. (The) (a)(c) 460,550 4,881,830
Westinghouse Air Brake
Technologies Corp. (a) 53,397 10,123,537
WEX, Inc. *(a)(c) 8,978 1,574,023
Whirlpool Corp. (a)(c) 39,378 4,507,993
Wingstop, Inc. (a)(c) 23,575 6,700,015
Woodward, Inc. (a) 32,793 5,457,411
Workday, Inc., Class A *(a)(c) 16,432 4,239,949
Xcel Energy, Inc. (a) 263,285 17,777,003
Ziff Davis, Inc. *(a)(c) 14,163 769,617
Zimmer Biomet Holdings, Inc. (a) 11,963 1,263,652
Zions Bancorp NA (a) 89,354 4,847,455
Zoetis, Inc., Class A (a) 17,456 2,844,106
Zoom Communications, Inc., Class
A *(a) 125,886 10,273,556
Zscaler, Inc. *(a)(c) 63,560 11,466,860
2,549,364,787
TOTAL COMMON STOCKS
(Cost $4,005,945,381) 4,340,724,968
SHORT-TERM INVESTMENTS - 82.1%
INVESTMENT COMPANIES - 23 .8%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 4.26%
(d)(e) 2,868,267 2,868,267
Limited Purpose Cash Investment
Fund, 4.47% (d)(f) 531,850,826 531,744,456
TOTAL INVESTMENT COMPANIES
(Cost $534,458,192) 534,612,723
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 58 .3%
U.S. Treasury Bills
5.25%, 1/2/2025 (2)(g) $ 90,000,000 90,000,000
5.21%, 1/9/2025 (2)(g) 26,303,000 26,281,472
5.11%, 1/16/2025 (2)(g) 30,000,000 29,950,584

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 58.3% (continued)
5.12%, 1/23/2025 (2)(g) $ 45,332,000 45,219,752
4.81%, 2/6/2025 (2)(g) 90,000,000 89,630,515
4.91%, 2/13/2025 (2)(g) 40,000,000 39,802,172
4.89%, 2/20/2025 (2)(g) 20,000,000 19,886,306
4.80%, 2/27/2025 (2)(g) 60,000,000 59,606,063
4.76%, 3/6/2025 (2)(g) 39,623,000 39,332,827
4.51%, 3/20/2025 (2)(g) 29,657,000 29,392,071
4.35%, 3/27/2025 (2)(g) 10,000,000 9,902,239
4.31%, 4/3/2025 (2)(g) 46,148,000 45,655,184
4.40%, 4/10/2025 (2)(g) 90,000,000 88,981,430
4.36%, 4/17/2025 (2)(g) 56,000,000 55,320,451
4.41%, 4/24/2025 (2)(g)(h) 70,000,000 69,094,659
4.42%, 5/1/2025 (2)(g)(h) 60,000,000 59,175,361
4.41%, 5/15/2025 (2)(g)(h) 36,000,000 35,449,411
4.44%, 5/29/2025 (2)(g)(h) 20,964,000 20,609,113
4.40%, 6/5/2025 (2)(g)(h) 140,000,000 137,522,306
4.29%, 6/12/2025 (2)(g)(h) 80,000,000 78,519,401
4.25%, 6/20/2025 (2)(g)(h) 120,000,000 117,677,756
4.26%, 6/26/2025 (2)(g)(h) 46,300,000 45,371,627
4.22%, 7/3/2025 (2)(g) 80,000,000 78,332,031
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,310,032,498) 1,310,712,731
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,844,490,690) 1,845,325,454
TOTAL LONG POSITIONS
(Cost $5,850,436,071) 6,186,050,422
SHARES
SHORT POSITIONS - (182.0)%
COMMON STOCKS - (181.2)%
Australia - ( 5 .4 ) %
ALS Ltd. (2) (527,303) (4,908,230)
Ampol Ltd. (2) (165,574) (2,888,849)
APA Group (2) (1,426,475) (6,141,188)
BHP Group Ltd. (2) (257,683) (6,286,116)
Cleanaway Waste Management
Ltd. (2) (318,051) (520,451)
Commonwealth Bank of Australia
(2) (114,293) (10,814,542)
Domino's Pizza Enterprises Ltd. (2) (173,786) (3,162,003)
Endeavour Group Ltd. (2) (1,375,382) (3,568,032)
Glencore plc (2) (1,607,461) (7,079,544)
IDP Education Ltd. (2) (448,426) (3,492,608)
IGO Ltd. (2) (220,045) (646,935)
Liontown Resources Ltd. (2) (2,100,794) (679,631)
Lynas Rare Earths Ltd. (2) (666,724) (2,629,150)
Macquarie Group Ltd. (2) (31,776) (4,345,782)
Medibank Pvt Ltd. (2) (525,354) (1,231,375)
Mineral Resources Ltd. (2) (162,244) (3,424,146)
National Australia Bank Ltd. (2) (231,481) (5,303,768)
New Hope Corp. Ltd. (2) (545,103) (1,672,668)
NEXTDC Ltd. (2) (613,420) (5,706,603)
Pilbara Minerals Ltd. (2) (2,519,114) (3,400,209)
Ramsay Health Care Ltd. (2) (103,967) (2,218,570)
Reece Ltd. (2) (38,502) (531,882)
Rio Tinto plc (2) (131,174) (7,743,212)
Santos Ltd. (2) (578,874) (2,397,059)
SEEK Ltd. (2) (30,008) (417,595)
INVESTMENTS SHARES VALUE ($)
Australia - (5.4)% (continued)
Transurban Group (2) (549,746) (4,543,656)
Treasury Wine Estates Ltd. (2) (1,133,188) (7,937,643)
Washington H Soul Pattinson &
Co. Ltd. (2) (90,034) (1,903,145)
Woodside Energy Group Ltd. (2) (909,127) (14,077,775)
Woolworths Group Ltd. (2) (32,918) (620,527)
(120,292,894)
Belgium - ( 0 .6 ) %
D'ieteren Group (2) (13,749) (2,287,113)
Elia Group SA/NV (2) (33,502) (2,577,738)
Liberty Global Ltd., Class A (116,397) (1,485,226)
Lotus Bakeries NV (2) (201) (2,249,815)
UCB SA (2) (16,379) (3,260,466)
Umicore SA (2) (158,390) (1,634,889)
(13,495,247)
Brazil - ( 0 .4 ) %
MercadoLibre, Inc. (4,432) (7,536,350)
Yara International ASA (2) (62,300) (1,649,195)
(9,185,545)
Burkina Faso - ( 0 .2 ) %
Endeavour Mining plc (2) (281,605) (5,030,156)
Canada - ( 3 .9 ) %
Alimentation Couche-Tard, Inc. (27,082) (1,501,949)
ARC Resources Ltd. (130,915) (2,374,311)
Bank of Montreal (58,835) (5,711,798)
BCE, Inc. (90,380) (2,095,003)
Brookfield Asset Management Ltd.,
Class A (84,195) (4,566,310)
Brookfield Corp., Class A (65,590) (3,769,902)
Brookfield Renewable Corp. (66,060) (1,828,145)
CAE, Inc. (23,081) (586,077)
Cameco Corp. (7,818) (401,982)
Canadian National Railway Co. (14,425) (1,464,828)
Canadian Pacific Kansas City Ltd. (61,753) (4,471,288)
Capital Power Corp. (28,830) (1,277,991)
Capstone Copper Corp. (639,813) (3,956,964)
CGI, Inc. (6,922) (757,377)
Hydro One Ltd. (b) (50,574) (1,557,557)
MEG Energy Corp. (40,598) (666,536)
National Bank of Canada (16,519) (1,505,896)
Northland Power, Inc. (144,748) (1,802,490)
RB Global, Inc. (58,057) (5,240,054)
Restaurant Brands International,
Inc. (158,666) (10,341,520)
Rogers Communications, Inc.,
Class B (115,745) (3,558,226)
Royal Bank of Canada (100,487) (12,116,183)
Teck Resources Ltd., Class B (84,097) (3,409,630)
Thomson Reuters Corp. (8,373) (1,344,503)
TMX Group Ltd. (148,888) (4,586,428)
Tourmaline Oil Corp. (132,154) (6,115,610)
(87,008,558)

Schedule of Investments
December 31, 2024
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Chile - ( 0 .8 ) %
Antofagasta plc (2) (491,784) (9,741,995)
Lundin Mining Corp. (924,116) (7,952,496)
(17,694,491)
Denmark - ( 2 .0 ) %
Coloplast A/S, Class B (2) (76,263) (8,355,539)
DSV A/S (2) (57,435) (12,231,686)
Novo Nordisk A/S, Class B (2) (207,652) (17,916,594)
Novonesis (Novozymes), Class
B (2) (14,988) (849,319)
Orsted A/S (2)(b) (56,039) (2,530,372)
Zealand Pharma A/S (2) (36,692) (3,649,937)
(45,533,447)
Finland - ( 0 .8 ) %
Kesko OYJ, Class B (2) (255,702) (4,824,420)
Metso OYJ (2) (404,363) (3,764,442)
Neste OYJ (2) (277,327) (3,509,636)
Sampo OYJ, Class A (2) (18,711) (764,250)
Stora Enso OYJ, Class R (2) (393,488) (3,960,075)
Valmet OYJ (2) (30,589) (741,446)
(17,564,269)
France - ( 5 .8 ) %
Aeroports de Paris SA (2) (34,981) (4,050,312)
Air Liquide SA (2) (25,229) (4,101,220)
Airbus SE (2) (101,588) (16,267,388)
AXA SA (2) (39,842) (1,417,963)
BioMerieux (2) (13,714) (1,467,818)
Bollore SE (2) (271,947) (1,672,213)
Bureau Veritas SA (2) (16,553) (502,884)
Capgemini SE (2) (65,650) (10,722,464)
Dassault Systemes SE (2) (171,317) (5,928,243)
Edenred SE (2) (372,140) (12,234,481)
EssilorLuxottica SA (2) (107,273) (26,167,087)
Getlink SE (2) (168,488) (2,686,660)
Kering SA (2) (19,898) (4,914,716)
L'Oreal SA (2) (9,854) (3,488,346)
LVMH Moet Hennessy Louis
Vuitton SE (2) (818) (538,075)
Pernod Ricard SA (2) (79,727) (9,008,109)
Publicis Groupe SA (2) (29,571) (3,148,119)
Remy Cointreau SA (2) (20,315) (1,230,349)
Sartorius Stedim Biotech (2) (41,824) (8,165,271)
SOITEC (2) (9,654) (868,332)
Teleperformance SE (2) (35,869) (3,076,599)
Thales SA (2) (16,827) (2,416,280)
Ubisoft Entertainment SA (2) (413,958) (5,646,479)
(129,719,408)
Germany - ( 3 .4 ) %
Aurubis AG (2) (69,412) (5,527,047)
Beiersdorf AG (33,230) (4,268,241)
Brenntag SE (2) (30,419) (1,829,358)
Carl Zeiss Meditec AG (2) (36,030) (1,686,791)
Continental AG (2) (10,969) (739,129)
CTS Eventim AG & Co. KGaA (2) (62,772) (5,306,438)
Deutsche Post AG (2) (187,209) (6,608,925)
Deutsche Telekom AG (Registered)
(2) (171,058) (5,125,428)
INVESTMENTS SHARES VALUE ($)
Germany - (3.4)% (continued)
Fraport AG Frankfurt Airport
Services Worldwide (2) (26,137) (1,589,872)
HUGO BOSS AG (2) (68,816) (3,162,240)
Infineon Technologies AG (2) (528,835) (17,262,100)
Merck KGaA (2) (38,584) (5,614,857)
Nemetschek SE (2) (16,103) (1,564,278)
Puma SE (2) (10,849) (498,846)
RWE AG (31,888) (952,289)
Siemens AG (Registered) (2) (36,198) (7,058,420)
Siemens Energy AG (2) (2,660) (141,171)
Siemens Healthineers AG (2)(b) (107,524) (5,678,010)
Wacker Chemie AG (2) (36,982) (2,690,127)
(77,303,567)
Italy - ( 2 .7 ) %
Amplifon SpA (2) (65,472) (1,687,081)
BPER Banca SpA (2) (615,597) (3,926,171)
Coca-Cola HBC AG (2) (70,332) (2,402,679)
Davide Campari-Milano NV (2) (277,147) (1,734,502)
DiaSorin SpA (2) (4,874) (502,726)
Ferrari NV (2) (17,173) (7,327,701)
FinecoBank Banca Fineco SpA (2) (27,345) (477,245)
Generali (2) (248,850) (7,040,438)
Hera SpA (2) (282,839) (1,006,829)
Infrastrutture Wireless Italiane SpA
(2)(b) (372,571) (3,784,659)
Interpump Group SpA (2) (41,242) (1,829,074)
Mediobanca Banca di Credito
Finanziario SpA (2) (359,398) (5,248,634)
Moncler SpA (2) (92,635) (4,890,255)
Prysmian SpA (2) (88,647) (5,673,087)
Recordati Industria Chimica e
Farmaceutica SpA (2) (52,901) (2,773,304)
Reply SpA (2) (14,306) (2,274,118)
Snam SpA (2) (758,991) (3,364,421)
Terna - Rete Elettrica Nazionale (2) (691,029) (5,460,391)
(61,403,315)
Japan - ( 26 .3 ) %
Aeon Co. Ltd. (2) (389,900) (9,124,986)
Ajinomoto Co., Inc. (2) (256,800) (10,454,548)
Allegro MicroSystems, Inc. (183,945) (4,021,038)
Astellas Pharma, Inc. (2) (69,100) (671,011)
Bridgestone Corp. (2) (304,900) (10,248,642)
Chiba Bank Ltd. (The) (2) (410,300) (3,162,515)
Chugai Pharmaceutical Co. Ltd. (2) (222,800) (9,821,279)
Daifuku Co. Ltd. (2) (152,300) (3,128,992)
Daikin Industries Ltd. (2) (46,200) (5,390,659)
Daiwa Securities Group, Inc. (2) (1,337,300) (8,824,487)
Denso Corp. (2) (849,000) (11,705,162)
Dentsu Group, Inc. (2) (262,700) (6,312,847)
Disco Corp. (2) (41,300) (10,955,957)
East Japan Railway Co. (2) (153,100) (2,711,539)
Eisai Co. Ltd. (2) (122,500) (3,335,626)
ENEOS Holdings, Inc. (2) (1,863,000) (9,773,588)
FANUC Corp. (2) (136,300) (3,560,559)
Fast Retailing Co. Ltd. (2) (3,400) (1,146,962)
Fuji Electric Co. Ltd. (2) (84,900) (4,538,899)
FUJIFILM Holdings Corp. (2) (190,900) (3,949,648)
Hakuhodo DY Holdings, Inc. (2) (220,000) (1,665,995)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (26.3)% (continued)
Hamamatsu Photonics KK (2) (1,107,100) (12,314,159)
Hankyu Hanshin Holdings, Inc. (2) (21,400) (557,780)
Haseko Corp. (2) (75,400) (969,100)
Hoshizaki Corp. (2) (155,100) (6,098,388)
Ibiden Co. Ltd. (2) (123,200) (3,665,607)
Idemitsu Kosan Co. Ltd. (2) (669,200) (4,408,037)
Isetan Mitsukoshi Holdings Ltd. (2) (47,300) (812,122)
Isuzu Motors Ltd. (2) (451,400) (6,140,570)
Japan Airport Terminal Co. Ltd. (2) (68,800) (2,169,187)
Japan Tobacco, Inc. (2) (97,500) (2,501,152)
JFE Holdings, Inc. (2) (122,700) (1,381,613)
Kajima Corp. (2) (122,700) (2,222,694)
Kansai Electric Power Co., Inc.
(The) (2) (142,700) (1,581,669)
Kawasaki Heavy Industries Ltd. (2) (124,900) (5,689,675)
Kawasaki Kisen Kaisha Ltd. (2) (188,600) (2,683,174)
Keisei Electric Railway Co. Ltd. (2) (1,462,500) (13,132,274)
Keyence Corp. (2) (4,300) (1,747,828)
Kikkoman Corp. (2) (464,100) (5,153,447)
Kinden Corp. (2) (23,300) (445,766)
Kintetsu Group Holdings Co. Ltd.
(2) (126,300) (2,648,879)
Kobe Bussan Co. Ltd. (2) (163,000) (3,563,183)
Koito Manufacturing Co. Ltd. (2) (72,000) (911,352)
Kubota Corp. (2) (1,099,600) (12,738,606)
Kyocera Corp. (2) (610,200) (6,048,136)
Kyoto Financial Group, Inc. (2) (164,400) (2,404,519)
Lasertec Corp. (2) (4,600) (431,227)
M3, Inc. (2) (566,000) (4,904,307)
Marui Group Co. Ltd. (2) (97,100) (1,548,929)
MatsukiyoCocokara & Co. (2) (342,300) (4,983,512)
MINEBEA MITSUMI, Inc. (2) (104,400) (1,672,292)
Mitsubishi Corp. (2) (824,400) (13,488,603)
Mitsubishi Electric Corp. (2) (162,300) (2,740,558)
Mitsubishi HC Capital, Inc. (2) (410,300) (2,703,974)
Mitsubishi Heavy Industries Ltd. (2) (290,700) (4,053,507)
Mitsubishi Motors Corp. (2) (862,700) (2,882,913)
Mitsui & Co. Ltd. (2) (550,900) (11,425,184)
Mitsui Chemicals, Inc. (2) (77,400) (1,689,598)
MonotaRO Co. Ltd. (2) (138,900) (2,360,441)
Nexon Co. Ltd. (2) (119,500) (1,777,606)
NIDEC Corp. (2) (186,400) (3,348,052)
Nikon Corp. (2) (391,000) (4,028,110)
Nippon Paint Holdings Co. Ltd. (2) (1,379,800) (8,908,586)
Nippon Sanso Holdings Corp. (2) (283,000) (7,852,677)
Nissan Chemical Corp. (2) (295,100) (9,197,187)
Nissan Motor Co. Ltd. (2) (1,743,400) (5,287,451)
Nissin Foods Holdings Co. Ltd. (2) (333,800) (8,064,100)
Nitori Holdings Co. Ltd. (2) (76,400) (9,052,825)
NOF Corp. (2) (154,300) (2,138,625)
NTT Data Group Corp. (2) (68,000) (1,293,011)
Obayashi Corp. (2) (170,000) (2,238,430)
Odakyu Electric Railway Co. Ltd.
(2) (137,400) (1,265,102)
Olympus Corp. (2) (371,300) (5,543,602)
Omron Corp. (2) (56,900) (1,915,882)
Ono Pharmaceutical Co. Ltd. (2) (420,000) (4,372,825)
Open House Group Co. Ltd. (2) (69,600) (2,350,466)
Oriental Land Co. Ltd. (2) (536,100) (11,556,260)
Otsuka Holdings Co. Ltd. (2) (183,800) (9,998,707)
INVESTMENTS SHARES VALUE ($)
Japan - (26.3)% (continued)
Pan Pacific International Holdings
Corp. (2) (57,200) (1,553,937)
Recruit Holdings Co. Ltd. (2) (48,700) (3,385,036)
Renesas Electronics Corp. (2) (957,500) (12,117,188)
Ricoh Co. Ltd. (2) (181,500) (2,061,235)
Rinnai Corp. (2) (46,400) (953,818)
Rohm Co. Ltd. (2) (258,800) (2,404,670)
Sanrio Co. Ltd. (2) (179,300) (6,250,145)
Secom Co. Ltd. (2) (115,000) (3,905,386)
Sega Sammy Holdings, Inc. (2) (72,900) (1,412,978)
Seibu Holdings, Inc. (2) (229,900) (4,676,782)
Sekisui House Ltd. (2) (109,600) (2,613,316)
Seven & i Holdings Co. Ltd. (2) (469,100) (7,354,377)
SG Holdings Co. Ltd. (2) (288,700) (2,759,714)
Sharp Corp. (2) (540,900) (3,352,455)
Shimadzu Corp. (2) (376,900) (10,548,807)
Shin-Etsu Chemical Co. Ltd. (2) (77,700) (2,559,215)
Shinko Electric Industries Co. Ltd.
(2) (143,400) (5,183,952)
Shiseido Co. Ltd. (2) (197,000) (3,483,585)
Shizuoka Financial Group, Inc. (2) (89,600) (726,666)
SMC Corp. (2) (37,500) (14,562,063)
SoftBank Corp. (2) (2,540,600) (3,207,097)
Subaru Corp. (2) (205,900) (3,658,496)
SUMCO Corp. (2) (830,000) (6,112,518)
Sumitomo Forestry Co. Ltd. (2) (97,700) (3,252,489)
Sumitomo Metal Mining Co. Ltd.
(2) (271,100) (6,180,800)
Suzuki Motor Corp. (2) (1,013,400) (11,354,486)
Sysmex Corp. (2) (186,800) (3,424,920)
T&D Holdings, Inc. (2) (38,800) (710,186)
Taisei Corp. (2) (54,200) (2,270,915)
TDK Corp. (2) (345,500) (4,449,553)
Terumo Corp. (2) (321,600) (6,208,724)
Tobu Railway Co. Ltd. (2) (54,500) (885,094)
Toei Animation Co. Ltd. (2) (20,200) (451,914)
Tokyu Corp. (2) (319,900) (3,409,117)
Toyota Industries Corp. (2) (115,600) (9,297,189)
Toyota Motor Corp. (2) (1,267,500) (24,748,244)
Unicharm Corp. (2) (605,400) (4,990,931)
Yakult Honsha Co. Ltd. (2) (189,900) (3,597,140)
Yamaha Motor Co. Ltd. (2) (1,173,100) (10,335,834)
Yaskawa Electric Corp. (2) (271,900) (6,938,947)
ZOZO, Inc. (2) (76,200) (2,346,803)
(591,265,127)
Jordan - ( 0 .1 ) %
Hikma Pharmaceuticals plc (2) (50,570) (1,260,801)
Luxembourg - ( 0 .2 ) %
Eurofins Scientific SE (2) (85,491) (4,360,241)
Netherlands - ( 2 .7 ) %
Adyen NV (2)(b) (9,156) (13,606,538)
ASML Holding NV (2) (9,480) (6,640,121)
ASR Nederland NV (2) (234,917) (11,173,106)
BE Semiconductor Industries NV
(2) (40,417) (5,539,889)
Heineken NV (2) (56,550) (4,030,272)
IMCD NV (2) (22,081) (3,281,474)
Randstad NV (2) (33,682) (1,418,098)

Schedule of Investments
December 31, 2024
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Netherlands - (2.7)% (continued)
Universal Music Group NV (2) (624,066) (15,963,062)
(61,652,560)
Norway - ( 0 .3 ) %
Gjensidige Forsikring ASA (93,870) (1,657,490)
Mowi ASA (2) (111,395) (1,909,117)
Salmar ASA (2) (77,734) (3,694,617)
(7,261,224)
Poland - ( 0 .1 ) %
InPost SA (2) (170,136) (2,904,589)
Portugal - ( 0 .0 ) % †
Galp Energia SGPS SA (2) (59,600) (987,851)
Singapore - ( 0 .6 ) %
CapitaLand Investment Ltd. (2) (2,504,400) (4,801,088)
Keppel Ltd. (2) (1,888,200) (9,460,196)
(14,261,284)
South Africa - ( 0 .5 ) %
Anglo American plc (2) (350,033) (10,349,483)
Spain - ( 1 .6 ) %
Acciona SA (2) (38,277) (4,307,362)
Amadeus IT Group SA (2) (190,796) (13,467,189)
Banco Bilbao Vizcaya Argentaria
SA (2) (488,890) (4,783,514)
Cellnex Telecom SA (2)(b) (103,790) (3,278,368)
Fluidra SA (2) (17,666) (430,108)
Industria de Diseno Textil SA (2) (64,811) (3,319,876)
Redeia Corp. SA (2) (421,648) (7,200,188)
(36,786,605)
Sweden - ( 2 .4 ) %
Assa Abloy AB, Class B (2) (154,085) (4,551,102)
Atlas Copco AB, Class A (2) (99,211) (1,514,124)
Axfood AB (156,297) (3,305,676)
Beijer Ref AB, Class B (2) (121,480) (1,792,809)
Epiroc AB, Class A (2) (478,652) (8,341,764)
EQT AB (2) (183,693) (5,077,980)
Hexagon AB, Class B (2) (344,116) (3,285,426)
Holmen AB, Class B (2) (90,317) (3,312,876)
Husqvarna AB, Class B (2) (80,231) (418,669)
Lifco AB, Class B (2) (128,035) (3,711,004)
Nibe Industrier AB, Class B (2) (253,748) (991,638)
Saab AB, Class B (2) (112,036) (2,367,014)
Sandvik AB (2) (97,835) (1,754,317)
Securitas AB, Class B (2) (377,504) (4,667,442)
Skanska AB, Class B (2) (129,757) (2,728,449)
Svenska Cellulosa AB SCA, Class
B (2) (340,920) (4,324,088)
Svenska Handelsbanken AB,
Class A (2) (44,718) (461,716)
Volvo Car AB, Class B (2) (226,625) (490,062)
(53,096,156)
Switzerland - ( 4 .4 ) %
Avolta AG (2) (69,839) (2,803,605)
Bachem Holding AG, Class B (2) (40,008) (2,558,592)
Barry Callebaut AG (Registered)
(2) (7,180) (9,559,899)
INVESTMENTS SHARES VALUE ($)
Switzerland - (4.4)% (continued)
BKW AG (2) (6,616) (1,096,140)
Chocoladefabriken Lindt &
Spruengli AG (2) (960) (10,649,120)
Cie Financiere Richemont SA
(Registered) (2) (55,822) (8,444,429)
Clariant AG (Registered) (2) (138,766) (1,548,799)
EMS-Chemie Holding AG
(Registered) (2) (4,092) (2,761,165)
Galenica AG (2)(b) (36,772) (3,013,303)
Georg Fischer AG (Registered) (2) (36,785) (2,784,824)
Helvetia Holding AG (Registered)
(2) (17,672) (2,914,723)
Partners Group Holding AG (2) (11,860) (16,109,359)
Schindler Holding AG (2) (1,610) (444,817)
SIG Group AG (2) (636,046) (12,576,490)
Sika AG (Registered) (2) (2,714) (647,580)
Straumann Holding AG
(Registered) (2) (39,076) (4,922,072)
Swatch Group AG (The) (2) (24,333) (4,422,788)
Swisscom AG (Registered) (2) (3,922) (2,182,803)
Tecan Group AG (Registered) (2) (14,424) (3,214,588)
Temenos AG (Registered) (2) (21,183) (1,496,798)
UBS Group AG (Registered) (2) (62,236) (1,905,464)
VAT Group AG (2)(b) (4,721) (1,785,076)
(97,842,434)
United Kingdom - ( 6 .7 ) %
Admiral Group plc (2) (46,883) (1,548,829)
Ashtead Group plc (2) (119,759) (7,409,260)
AstraZeneca plc (2) (74,576) (9,723,196)
BAE Systems plc (2) (451,155) (6,471,946)
Barratt Redrow plc (2) (1,245,235) (6,826,236)
Berkeley Group Holdings plc (2) (96,667) (4,704,432)
ConvaTec Group plc (2)(b) (160,762) (444,363)
Croda International plc (2) (64,239) (2,717,135)
Diageo plc (2) (334,605) (10,633,021)
Diploma plc (2) (9,314) (493,430)
Entain plc (2) (86,902) (745,999)
Halma plc (2) (184,236) (6,180,926)
Harbour Energy plc (2) (442,224) (1,413,658)
Hargreaves Lansdown plc (2) (215,618) (2,958,749)
Informa plc (2) (335,872) (3,349,855)
JD Sports Fashion plc (2) (4,825,292) (5,767,412)
Legal & General Group plc (2) (1,009,693) (2,899,160)
Melrose Industries plc (2) (394,961) (2,729,332)
National Grid plc (2) (695,152) (8,258,583)
Next plc (2) (15,846) (1,879,688)
Pennon Group plc (183,847) (1,365,988)
Reckitt Benckiser Group plc (2) (84,852) (5,136,157)
Rentokil Initial plc (2) (787,616) (3,931,366)
RS GROUP plc (2) (285,719) (2,434,374)
Sage Group plc (The) (2) (152,517) (2,423,263)
Severn Trent plc (2) (219,069) (6,868,350)
Smith & Nephew plc (2) (231,305) (2,866,429)
Spirax Group plc (2) (60,001) (5,132,553)
SSE plc (2) (352,225) (7,060,171)
Unilever plc (2) (94,791) (5,386,083)
United Utilities Group plc (2) (258,571) (3,401,440)
Wise plc, Class A (2) (760,194) (10,104,024)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (6.7)% (continued)
WPP plc (2) (740,474) (7,632,691)
(150,898,099)
United States - ( 109 .2 ) %
10X Genomics, Inc., Class A (67,728) (972,574)
A O Smith Corp. (35,062) (2,391,579)
AbbVie, Inc. (73,444) (13,050,999)
Acadia Healthcare Co., Inc. (103,366) (4,098,462)
Advance Auto Parts, Inc. (89,927) (4,252,648)
Advanced Drainage Systems, Inc. (18,007) (2,081,609)
Advanced Micro Devices, Inc. (50,934) (6,152,318)
AES Corp. (The) (182,495) (2,348,711)
Affirm Holdings, Inc., Class A (6,753) (411,258)
Aflac, Inc. (11,372) (1,176,320)
AGCO Corp. (132,032) (12,342,351)
Agilent Technologies, Inc. (9,375) (1,259,438)
Air Lease Corp., Class A (63,205) (3,047,113)
Air Products and Chemicals, Inc. (21,882) (6,346,655)
Akamai Technologies, Inc. (31,066) (2,971,463)
Albemarle Corp. (55,718) (4,796,205)
Alexandria Real Estate Equities,
Inc., REIT (7,929) (773,474)
ALLETE, Inc. (16,252) (1,053,130)
Alliant Energy Corp. (379,414) (22,438,544)
Allstate Corp. (The) (35,515) (6,846,937)
Ally Financial, Inc. (111,362) (4,010,146)
Alphabet, Inc., Class A (128,631) (24,349,847)
Altair Engineering, Inc., Class A (52,486) (5,726,747)
Amentum Holdings, Inc. (83,267) (1,751,105)
Ameren Corp. (12,546) (1,118,350)
American Express Co. (31,818) (9,443,264)
American Financial Group, Inc. (16,338) (2,237,162)
American Homes 4 Rent, Class
A, REIT (46,999) (1,758,703)
American Tower Corp., REIT (14,143) (2,593,968)
American Water Works Co., Inc. (66,888) (8,326,887)
AMETEK, Inc. (9,259) (1,669,027)
Amgen, Inc. (3,445) (897,905)
Analog Devices, Inc. (26,931) (5,721,760)
API Group Corp. (194,096) (6,981,633)
Applied Industrial Technologies,
Inc. (4,514) (1,080,968)
AppLovin Corp., Class A (18,737) (6,067,603)
Arch Capital Group Ltd. (89,132) (8,231,340)
Arrowhead Pharmaceuticals, Inc. (278,821) (5,241,835)
Arthur J Gallagher & Co. (38,813) (11,017,070)
ASGN, Inc. (36,952) (3,079,580)
Associated Banc-Corp. (47,046) (1,124,399)
AutoZone, Inc. (1,666) (5,334,532)
AvalonBay Communities, Inc.,
REIT (15,046) (3,309,669)
Avantor, Inc. (344,528) (7,259,205)
Avery Dennison Corp. (35,652) (6,671,559)
Avis Budget Group, Inc. (21,485) (1,731,906)
Azenta, Inc. (148,678) (7,433,900)
Bath & Body Works, Inc. (143,242) (5,553,492)
Baxter International, Inc. (195,756) (5,708,245)
Bentley Systems, Inc., Class B (118,628) (5,539,928)
Biogen, Inc. (27,480) (4,202,242)
Bio-Rad Laboratories, Inc., Class A (4,925) (1,617,912)
INVESTMENTS SHARES VALUE ($)
United States - (109.2)% (continued)
Bio-Techne Corp. (100,998) (7,274,886)
Blackstone, Inc. (110,108) (18,984,821)
Block, Inc., Class A (83,237) (7,074,313)
Blue Owl Capital, Inc., Class A (219,815) (5,112,897)
Boeing Co. (The) (103,381) (18,298,437)
BorgWarner, Inc. (59,752) (1,899,516)
Brown & Brown, Inc. (105,055) (10,717,711)
Brown-Forman Corp., Class B (209,761) (7,966,723)
BRP, Inc. (113,830) (5,797,415)
Brunswick Corp. (87,601) (5,666,033)
Bunge Global SA (45,076) (3,505,110)
Burlington Stores, Inc. (30,417) (8,670,670)
BWX Technologies, Inc. (29,832) (3,322,986)
BXP, Inc., REIT (36,437) (2,709,455)
Cabot Corp. (42,367) (3,868,531)
Cadence Design Systems, Inc. (16,089) (4,834,101)
Caesars Entertainment, Inc. (125,764) (4,203,033)
Capri Holdings Ltd. (142,449) (2,999,976)
Carlisle Cos., Inc. (5,746) (2,119,355)
Carrier Global Corp. (121,782) (8,312,839)
Carvana Co., Class A (12,673) (2,577,181)
Casey's General Stores, Inc. (33,982) (13,464,688)
Caterpillar, Inc. (30,480) (11,056,925)
CCC Intelligent Solutions Holdings,
Inc. (230,736) (2,706,533)
CDW Corp. (48,448) (8,431,890)
Celanese Corp., Class A (148,002) (10,243,218)
Celsius Holdings, Inc. (59,781) (1,574,632)
Cencora, Inc. (12,954) (2,910,505)
CenterPoint Energy, Inc. (121,900) (3,867,887)
Certara, Inc. (177,688) (1,892,377)
CH Robinson Worldwide, Inc. (8,268) (854,250)
Charles River Laboratories
International, Inc. (25,280) (4,666,688)
Charles Schwab Corp. (The) (5,888) (435,771)
Chemed Corp. (5,294) (2,804,761)
Chemours Co. (The) (210,218) (3,552,684)
Chevron Corp. (102,943) (14,910,264)
Choice Hotels International, Inc. (23,801) (3,379,266)
Chord Energy Corp. (38,532) (4,505,161)
Church & Dwight Co., Inc. (51,638) (5,407,015)
Churchill Downs, Inc. (138,692) (18,520,930)
Cintas Corp. (26,617) (4,862,926)
Cisco Systems, Inc. (30,343) (1,796,306)
Civitas Resources, Inc. (36,377) (1,668,613)
Clarivate plc (1,617,400) (8,216,392)
Clearway Energy, Inc., Class C (148,480) (3,860,480)
CMS Energy Corp. (134,854) (8,988,019)
CNH Industrial NV (196,016) (2,220,861)
CNX Resources Corp. (83,307) (3,054,868)
Columbia Sportswear Co. (149,062) (12,510,774)
Commercial Metals Co. (30,452) (1,510,419)
Conagra Brands, Inc. (159,787) (4,434,089)
Constellation Brands, Inc., Class A (29,415) (6,500,715)
Constellation Energy Corp. (14,328) (3,205,317)
Copart, Inc. (86,076) (4,939,902)
Core & Main, Inc., Class A (182,751) (9,303,853)
Corteva, Inc. (184,538) (10,511,284)
CoStar Group, Inc. (84,325) (6,036,827)
Coty, Inc., Class A (622,291) (4,331,145)

Schedule of Investments
December 31, 2024
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (109.2)% (continued)
Crane NXT Co. (95,896) (5,583,065)
Credit Acceptance Corp. (1,564) (734,235)
Crocs, Inc. (26,928) (2,949,424)
Crowdstrike Holdings, Inc., Class A (18,826) (6,441,504)
Crown Castle, Inc., REIT (37,199) (3,376,181)
CSL Ltd. (2) (13,111) (2,287,225)
CSX Corp. (112,372) (3,626,244)
CubeSmart, REIT (184,434) (7,902,997)
Cullen/Frost Bankers, Inc. (29,200) (3,920,100)
Danaher Corp. (12,479) (2,864,554)
Darden Restaurants, Inc. (54,060) (10,092,461)
Darling Ingredients, Inc. (16,086) (541,937)
Deckers Outdoor Corp. (14,120) (2,867,631)
Deere & Co. (46,874) (19,860,514)
Dell Technologies, Inc., Class C (23,749) (2,736,835)
Dollar General Corp. (53,983) (4,092,991)
Dollar Tree, Inc. (136,032) (10,194,238)
Domino's Pizza, Inc. (12,532) (5,260,432)
Doximity, Inc., Class A (18,514) (988,462)
DR Horton, Inc. (32,388) (4,528,490)
Duke Energy Corp. (132,989) (14,328,235)
Duolingo, Inc., Class A (4,848) (1,571,867)
Eagle Materials, Inc. (8,642) (2,132,500)
Eastman Chemical Co. (69,288) (6,327,380)
Elanco Animal Health, Inc. (216,633) (2,623,426)
Elastic NV (9,665) (957,608)
Elevance Health, Inc. (5,516) (2,034,852)
elf Beauty, Inc. (38,219) (4,798,395)
Enovis Corp. (43,144) (1,893,159)
Enphase Energy, Inc. (40,682) (2,794,040)
Entegris, Inc. (36,674) (3,632,926)
Envista Holdings Corp. (166,186) (3,205,728)
EQT Corp. (112,249) (5,175,801)
Equinix, Inc., REIT (7,558) (7,126,363)
Equity Residential, REIT (68,046) (4,882,981)
Erie Indemnity Co., Class A (34,719) (14,312,213)
Esab Corp. (41,870) (5,021,888)
Essential Utilities, Inc. (12,360) (448,915)
Essex Property Trust, Inc., REIT (8,184) (2,336,041)
Expeditors International of
Washington, Inc. (5,431) (601,592)
Exponent, Inc. (14,925) (1,329,818)
Extra Space Storage, Inc., REIT (23,489) (3,513,954)
FactSet Research Systems, Inc. (7,923) (3,805,258)
Ferrovial SE (2) (19,561) (821,066)
First Citizens BancShares, Inc.,
Class A (5,673) (11,987,162)
First Industrial Realty Trust, Inc.,
REIT (19,030) (953,974)
First Solar, Inc. (35,402) (6,239,248)
Fiserv, Inc. (67,159) (13,795,802)
Five Below, Inc. (14,452) (1,516,882)
Five9, Inc. (87,336) (3,549,335)
Flagstar Financial, Inc. (462,282) (4,313,091)
Floor & Decor Holdings, Inc., Class
A (71,372) (7,115,788)
Fortrea Holdings, Inc. (92,892) (1,732,436)
Fortune Brands Innovations, Inc. (60,141) (4,109,435)
Fox Corp., Class A (10,299) (500,325)
FTI Consulting, Inc. (21,095) (4,031,887)
INVESTMENTS SHARES VALUE ($)
United States - (109.2)% (continued)
Gaming and Leisure Properties,
Inc., REIT (96,953) (4,669,256)
GATX Corp. (17,396) (2,695,684)
GE HealthCare Technologies, Inc. (111,480) (8,715,506)
Generac Holdings, Inc. (4,843) (750,907)
General Mills, Inc. (21,841) (1,392,801)
Gentex Corp. (386,354) (11,099,950)
Genuine Parts Co. (7,455) (870,446)
Glacier Bancorp, Inc. (143,827) (7,222,992)
GLOBALFOUNDRIES, Inc. (103,099) (4,423,978)
Globant SA (32,487) (6,965,863)
Globus Medical, Inc., Class A (48,898) (4,044,354)
Goldman Sachs Group, Inc. (The) (20,129) (11,526,268)
Goodyear Tire & Rubber Co. (The) (121,415) (1,092,735)
Graco, Inc. (60,555) (5,104,181)
Graphic Packaging Holding Co. (276,760) (7,516,802)
Haemonetics Corp. (25,689) (2,005,797)
Haleon plc (2) (876,676) (4,133,662)
Hamilton Lane, Inc., Class A (36,961) (5,472,076)
Harley-Davidson, Inc. (73,076) (2,201,780)
Healthcare Realty Trust, Inc., REIT (60,625) (1,027,594)
HEICO Corp. (41,208) (9,796,790)
Henry Schein, Inc. (135,522) (9,378,122)
Hershey Co. (The) (99,236) (16,805,617)
Highwoods Properties, Inc., REIT (147,386) (4,507,064)
Hilton Grand Vacations, Inc. (135,133) (5,263,430)
Home Depot, Inc. (The) (41,272) (16,054,395)
Honeywell International, Inc. (105,854) (23,911,360)
Host Hotels & Resorts, Inc., REIT (65,982) (1,156,005)
Houlihan Lokey, Inc., Class A (68,173) (11,838,923)
HP, Inc. (248,763) (8,117,137)
Hubbell, Inc., Class B (1,043) (436,902)
Humana, Inc. (16,511) (4,189,006)
Huntington Bancshares, Inc. (356,627) (5,802,321)
Hyatt Hotels Corp., Class A (103,202) (16,200,650)
IAC, Inc. (62,558) (2,698,752)
IDEX Corp. (51,924) (10,867,174)
Independence Realty Trust, Inc.,
REIT (380,071) (7,540,609)
Informatica, Inc., Class A (69,698) (1,807,269)
Ingersoll Rand, Inc. (220,901) (19,982,704)
Insperity, Inc. (94,729) (7,342,445)
Intercontinental Exchange, Inc. (65,906) (9,820,653)
International Business Machines
Corp. (24,562) (5,399,464)
International Paper Co. (8,515) (458,277)
Interpublic Group of Cos., Inc.
(The) (112,101) (3,141,070)
Intuitive Surgical, Inc. (30,808) (16,080,544)
Invitation Homes, Inc., REIT (85,223) (2,724,579)
Ionis Pharmaceuticals, Inc. (396,355) (13,856,571)
Iron Mountain, Inc., REIT (25,544) (2,684,930)
J M Smucker Co. (The) (69,276) (7,628,673)
Jack Henry & Associates, Inc. (11,563) (2,026,994)
James Hardie Industries plc,
CHESS (2) (17,095) (526,881)
JPMorgan Chase & Co. (38,064) (9,124,321)
Kenvue, Inc. (166,818) (3,561,564)
KeyCorp (392,855) (6,733,535)
Keysight Technologies, Inc. (41,803) (6,714,816)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (109.2)% (continued)
Kimberly-Clark Corp. (68,374) (8,959,729)
Kimco Realty Corp., REIT (57,941) (1,357,558)
Kinsale Capital Group, Inc. (18,250) (8,488,623)
Kite Realty Group Trust, REIT (72,486) (1,829,547)
KKR & Co., Inc. (92,662) (13,705,636)
Kohl's Corp. (195,128) (2,739,597)
Lam Research Corp. (10,820) (781,529)
Lamb Weston Holdings, Inc. (50,143) (3,351,057)
Lancaster Colony Corp. (8,124) (1,406,589)
Landstar System, Inc. (8,935) (1,535,569)
Lantheus Holdings, Inc. (7,710) (689,737)
Las Vegas Sands Corp. (147,517) (7,576,473)
Lattice Semiconductor Corp. (197,547) (11,191,038)
Lennar Corp., Class A (59,527) (8,117,697)
Liberty Media Corp.-Liberty Live,
Class C (30,666) (2,087,128)
Lincoln Electric Holdings, Inc. (4,364) (818,119)
Linde plc (31,074) (13,009,752)
LKQ Corp. (123,858) (4,551,782)
Lucid Group, Inc. (2,445,490) (7,385,380)
Lumentum Holdings, Inc. (58,316) (4,895,628)
M&T Bank Corp. (38,014) (7,147,012)
MACOM Technology Solutions
Holdings, Inc. (21,861) (2,839,963)
Macy's, Inc. (410,276) (6,945,973)
Maplebear, Inc. (221,214) (9,162,684)
Marsh & McLennan Cos., Inc. (12,980) (2,757,082)
Martin Marietta Materials, Inc. (32,407) (16,738,216)
Masimo Corp. (3,792) (626,818)
Mastercard, Inc., Class A (29,994) (15,793,941)
Match Group, Inc. (138,619) (4,534,227)
Mattel, Inc. (87,971) (1,559,726)
MDU Resources Group, Inc. (200,591) (3,614,650)
Medical Properties Trust, Inc.,
REIT (400,111) (1,580,438)
Mettler-Toledo International, Inc. (1,791) (2,191,611)
MGM Resorts International (116,820) (4,047,813)
Microchip Technology, Inc. (121,042) (6,941,759)
Microsoft Corp. (34,987) (14,747,021)
Middleby Corp. (The) (11,380) (1,541,421)
Moderna, Inc. (211,260) (8,784,191)
Mondelez International, Inc., Class
A (93,969) (5,612,768)
MongoDB, Inc., Class A (5,421) (1,262,063)
Monolithic Power Systems, Inc. (4,630) (2,739,571)
Monster Beverage Corp. (134,429) (7,065,588)
Morgan Stanley (54,558) (6,859,032)
Morningstar, Inc. (4,720) (1,589,507)
Motorola Solutions, Inc. (20,128) (9,303,765)
MP Materials Corp. (162,842) (2,540,335)
MSA Safety, Inc. (13,695) (2,270,220)
MSC Industrial Direct Co., Inc.,
Class A (19,009) (1,419,782)
Murphy USA, Inc. (12,405) (6,224,209)
Nasdaq, Inc. (97,765) (7,558,212)
National Storage Affiliates Trust,
REIT (87,286) (3,309,012)
Neogen Corp. (543,095) (6,593,173)
Nestle SA (Registered) (2) (15,546) (1,275,444)
New Fortress Energy, Inc. (469,803) (7,103,421)
INVESTMENTS SHARES VALUE ($)
United States - (109.2)% (continued)
NextEra Energy, Inc. (106,842) (7,659,503)
NEXTracker, Inc., Class A (100,244) (3,661,913)
NIKE, Inc., Class B (224,798) (17,010,465)
Nordson Corp. (22,634) (4,735,938)
Novanta, Inc. (44,300) (6,767,711)
NRG Energy, Inc. (35,230) (3,178,451)
Nucor Corp. (41,468) (4,839,730)
nVent Electric plc (58,669) (3,998,879)
Occidental Petroleum Corp. (59,776) (2,953,532)
Old Dominion Freight Line, Inc. (35,202) (6,209,633)
ON Semiconductor Corp. (47,525) (2,996,451)
ONE Gas, Inc. (17,939) (1,242,276)
ONEOK, Inc. (141,380) (14,194,552)
Option Care Health, Inc. (155,460) (3,606,672)
O'Reilly Automotive, Inc. (13,087) (15,518,565)
Ormat Technologies, Inc. (161,475) (10,935,087)
Otis Worldwide Corp. (45,021) (4,169,395)
PACCAR, Inc. (22,944) (2,386,635)
Paramount Global, Class B (545,249) (5,703,305)
Paychex, Inc. (152,370) (21,365,321)
Paycom Software, Inc. (6,063) (1,242,733)
Paycor HCM, Inc. (71,674) (1,330,986)
Penn Entertainment, Inc. (113,785) (2,255,219)
Permian Resources Corp., Class A (531,279) (7,639,792)
Perrigo Co. plc (184,272) (4,737,633)
Phillips 66 (45,505) (5,184,385)
Pinnacle Financial Partners, Inc. (84,391) (9,653,486)
Planet Fitness, Inc., Class A (4,805) (475,070)
Plug Power, Inc. (645,030) (1,373,914)
Pool Corp. (30,052) (10,245,929)
Power Integrations, Inc. (14,353) (885,580)
PPL Corp. (126,690) (4,112,357)
Premier, Inc., Class A (110,279) (2,337,915)
Procore Technologies, Inc. (47,653) (3,570,639)
Procter & Gamble Co. (The) (3,500) (586,775)
Progyny, Inc. (11,104) (191,544)
Prudential Financial, Inc. (43,614) (5,169,567)
PTC, Inc. (46,644) (8,576,432)
Public Service Enterprise Group,
Inc. (5,340) (451,177)
Pure Storage, Inc., Class A (14,023) (861,433)
QIAGEN NV (2) (26,472) (1,186,577)
Qorvo, Inc. (12,932) (904,335)
QUALCOMM, Inc. (31,649) (4,861,919)
Quanta Services, Inc. (64,945) (20,525,867)
QuantumScape Corp. (1,445,851) (7,503,967)
Range Resources Corp. (192,575) (6,928,849)
Rayonier, Inc., REIT (133,640) (3,488,004)
RBC Bearings, Inc. (3,211) (960,539)
Realty Income Corp., REIT (301,188) (16,086,451)
Regal Rexnord Corp. (18,239) (2,829,416)
Regency Centers Corp., REIT (34,342) (2,538,904)
Regeneron Pharmaceuticals, Inc. (2,275) (1,620,551)
Reliance, Inc. (10,624) (2,860,618)
RenaissanceRe Holdings Ltd. (37,451) (9,318,183)
Repligen Corp. (41,540) (5,979,268)
Republic Services, Inc., Class A (74,064) (14,900,196)
Revvity, Inc. (55,869) (6,235,539)
Rexford Industrial Realty, Inc.,
REIT (187,894) (7,263,982)

Schedule of Investments
December 31, 2024
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (109.2)% (continued)
Rivian Automotive, Inc., Class A (62,005) (824,667)
Rocket Cos., Inc., Class A (385,395) (4,339,548)
Rockwell Automation, Inc. (46,195) (13,202,069)
Roivant Sciences Ltd. (618,312) (7,314,631)
Roper Technologies, Inc. (9,697) (5,040,985)
Royal Caribbean Cruises Ltd. (14,224) (3,281,335)
Royalty Pharma plc, Class A (48,225) (1,230,220)
RPM International, Inc. (8,715) (1,072,468)
RTX Corp. (9,083) (1,051,085)
Ryan Specialty Holdings, Inc.,
Class A (75,119) (4,819,635)
S&P Global, Inc. (23,088) (11,498,517)
Saia, Inc. (4,936) (2,249,483)
Salesforce, Inc. (65,818) (22,004,932)
Schneider National, Inc., Class B (22,145) (648,406)
SEI Investments Co. (5,708) (470,796)
Sempra (326,753) (28,662,772)
Sensata Technologies Holding plc (31,117) (852,606)
Service Corp. International (159,442) (12,726,660)
SharkNinja, Inc. (29,870) (2,908,143)
Shift4 Payments, Inc., Class A (17,783) (1,845,520)
Silgan Holdings, Inc. (33,441) (1,740,604)
Silicon Laboratories, Inc. (22,779) (2,829,607)
Simon Property Group, Inc., REIT (9,155) (1,576,583)
Simpson Manufacturing Co., Inc. (14,249) (2,362,912)
Sirius XM Holdings, Inc. (43,369) (988,813)
Southern Co. (The) (67,945) (5,593,232)
SouthState Corp. (98,414) (9,790,225)
Southwest Airlines Co. (261,568) (8,793,916)
Southwest Gas Holdings, Inc. (113,342) (8,014,413)
Spire, Inc. (13,483) (914,552)
STAG Industrial, Inc., REIT (22,455) (759,428)
Starbucks Corp. (63,697) (5,812,351)
Stellantis NV (2) (751,367) (9,774,102)
STERIS plc (2,232) (458,810)
Stryker Corp. (42,182) (15,187,629)
Sun Communities, Inc., REIT (71,794) (8,828,508)
Super Micro Computer, Inc. (221,615) (6,754,825)
Synaptics, Inc. (14,398) (1,098,855)
Synopsys, Inc. (14,724) (7,146,441)
Sysco Corp. (79,039) (6,043,322)
Tempur Sealy International, Inc. (91,970) (5,213,779)
Tetra Tech, Inc. (75,935) (3,025,250)
Texas Instruments, Inc. (31,412) (5,890,064)
The Campbell's Co. (110,307) (4,619,657)
Thermo Fisher Scientific, Inc. (2,137) (1,111,732)
Thor Industries, Inc. (125,388) (12,000,885)
Timken Co. (The) (27,249) (1,944,761)
TJX Cos., Inc. (The) (27,374) (3,307,053)
Toast, Inc., Class A (380,051) (13,852,859)
TopBuild Corp. (22,556) (7,022,585)
Toro Co. (The) (40,943) (3,279,534)
TPG, Inc. (276,288) (17,361,938)
Tractor Supply Co. (157,165) (8,339,175)
Trade Desk, Inc. (The), Class A (20,407) (2,398,435)
Tradeweb Markets, Inc., Class A (31,847) (4,169,409)
TransDigm Group, Inc. (2,653) (3,362,094)
Trex Co., Inc. (45,082) (3,112,010)
Tyson Foods, Inc., Class A (84,953) (4,879,700)
Uber Technologies, Inc. (83,551) (5,039,796)
INVESTMENTS SHARES VALUE ($)
United States - (109.2)% (continued)
U-Haul Holding Co. (1,508) (104,188)
Under Armour, Inc., Class A (1,383,824) (11,458,063)
Union Pacific Corp. (11,667) (2,660,543)
United Rentals, Inc. (12,779) (9,002,039)
UnitedHealth Group, Inc. (26,028) (13,166,524)
Unity Software, Inc. (142,974) (3,212,626)
US Bancorp (181,066) (8,660,387)
UWM Holdings Corp., Class A (75,580) (443,655)
Valaris Ltd. (64,585) (2,857,240)
Valvoline, Inc. (225,854) (8,171,398)
Verisk Analytics, Inc., Class A (13,607) (3,747,776)
Verizon Communications, Inc. (310,645) (12,422,694)
Vertex Pharmaceuticals, Inc. (33,070) (13,317,289)
VF Corp. (47,832) (1,026,475)
Viatris, Inc. (261,909) (3,260,767)
VICI Properties, Inc., Class A,
REIT (231,489) (6,761,794)
Viking Therapeutics, Inc. (97,105) (3,907,505)
Vishay Intertechnology, Inc. (332,667) (5,635,379)
Visteon Corp. (9,900) (878,328)
Vistra Corp. (22,399) (3,088,150)
Vontier Corp. (69,229) (2,524,782)
Voya Financial, Inc. (15,623) (1,075,331)
Walgreens Boots Alliance, Inc. (721,507) (6,731,660)
Walt Disney Co. (The) (169,136) (18,833,294)
Warner Bros Discovery, Inc. (457,806) (4,839,009)
Warner Music Group Corp., Class
A (250,601) (7,768,631)
Waste Management, Inc. (61,299) (12,369,525)
Watsco, Inc. (1,780) (843,524)
Watts Water Technologies, Inc.,
Class A (6,825) (1,387,523)
Wayfair, Inc., Class A (67,688) (2,999,932)
Welltower, Inc., REIT (65,631) (8,271,475)
West Pharmaceutical Services,
Inc. (22,585) (7,397,943)
Western Digital Corp. (11,983) (714,546)
Westlake Corp. (38,759) (4,443,719)
Weyerhaeuser Co., REIT (117,503) (3,307,709)
White Mountains Insurance Group
Ltd. (748) (1,454,905)
WillScot Holdings Corp. (107,443) (3,593,968)
Wintrust Financial Corp. (15,903) (1,983,263)
Wolfspeed, Inc. (388,880) (2,589,941)
WP Carey, Inc., REIT (22,271) (1,213,324)
Wyndham Hotels & Resorts, Inc. (74,895) (7,548,667)
Wynn Resorts Ltd. (84,975) (7,321,446)
Xylem, Inc. (34,260) (3,974,845)
YETI Holdings, Inc. (152,773) (5,883,288)
Yum! Brands, Inc. (132,576) (17,786,396)
ZoomInfo Technologies, Inc., Class
A (244,829) (2,573,153)
(2,450,568,473)
Zambia - ( 0 .1 ) %
First Quantum Minerals Ltd. (186,788) (2,407,862)
TOTAL COMMON STOCKS
(Proceeds $(4,446,900,987)) (4,070,133,686)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2024
(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at December
31, 2024 amounted to $4,312,204,708, which is inclusive of rehypothecated amounts disclosed below. In addition, $172,612,175 of cash collateral was also pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2024 amounted to $35,856,267, which represents 1.60%
of net assets of the Fund.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at December 31, 2024 amounted to $570,989,195.
(d) Represents 7-day effective yield as of December 31, 2024.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) For the period ended December 31, 2024, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - (0.8)%
Germany - ( 0 .8 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(b) (151,922) (9,206,368)
Sartorius AG (Preference) (2) (20,999) (4,666,689)
Volkswagen AG (Preference) (2) (41,682) (3,845,797)
TOTAL PREFERRED STOCKS
(Proceeds $(26,560,880)) (17,718,854)
TOTAL SHORT POSITIONS
(Proceeds $(4,473,461,867)) (4,087,852,540)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 93.4%
(Cost $1,376,974,204) 2,098,197,882
OTHER ASSETS IN EXCESS OF
LIABILITIES - 6.6% ‡ 148,090,474
NET ASSETS - 100.0% 2,246,288,356
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 70,152,313 3 .1%
Consumer Discretionary (66,957,241) ( 3 .0 )
Consumer Staples (77,311,216) ( 3 .4 )
Energy 47,915,042 2 .1
Financials 281,251,208 12 .5
Health Care 7,117,854 0 .4
Industrials 25,678,317 1 .2
Information Technology 145,004,855 6 .5
Materials (28,536,821) ( 1 .3 )
Real Estate (98,089,003) ( 4 .4 )
Utilities (53,352,880) ( 2 .4 )
Investment Companies 534,612,723 23 .8
U.S. Treasury Obligations 1,310,712,731 58 .3
Total Investments In Securities
At Value 2,098,197,882 93 .4
Other Assets in Excess of
Liabilities ‡ 148,090,474 6 .6
Net Assets
$ 2,246,288,356 100 .0%
Affiliate
Value
At
12/31/2023
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
12/31/2024
Shares
Held At
12/31/2024
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 23.7%
INVESTMENT COMPANIES - 23.7%
Limited Purpose
Cash Investment
Fund,
4.47% (a)
(Cost $531,589,925) $267,234,005 $6,955,845,056 $(6,691,422,136) $(7,061) $94,592 $531,744,456 531,850,826 $21,131,782 $–
(a) Represents 7-day effective yield as of December 31, 2024.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).

Schedule of Investments
December 31, 2024
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
Total return swap contracts outstanding as of December 31, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination JPMC 01/27/2025 HKD 4,017,400 $ 1,490
Hang Seng Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 01/27/2025 HKD 13,056,550 10,609
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (0.50%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2025 JPY 3,647,181,549 349,765
Total unrealized appreciation 361,864
Amsterdam
Exchange Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 01/17/2025 EUR 4,226,592 (58,361)
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 03/21/2025 CHF 11,680,650 (114,545)
MSCI Australia
Net Return Index
Decreases in
total return
of reference
entity and
pays the BBR
plus or minus
a specified
spread (0.65%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2025 AUD 13,138,441 (191,261)
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and pays
the CORRA
plus or minus
a specified
spread (-0.20%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2025 CAD 15,458,271 (349,386)
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.76%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2025 EUR 7,339,489 (49,341)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2024
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Germany
Net Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.74%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2025 EUR 8,383,058 $ (231,266)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.69%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2025 EUR 4,675,990 (77,093)
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.79%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2025 EUR 5,888,961 (82,880)
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and pays
the SORA
plus or minus
a specified
spread (0.90%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2025 SGD 3,274,923 (40,388)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.63%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2025 EUR 3,991,333 (63,319)
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (0.73%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2025 SEK 43,380,551 (164,085)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (0.79%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2025 CHF 6,947,601 (59,063)

Schedule of Investments
December 31, 2024
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread (0.90%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2025 GBP 9,143,135 $ (169,241)
Total unrealized depreciation (1,650,229)
Net unrealized depreciation $ (1,288,365)
Futures contracts outstanding as of December 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index 190 1/2025 EUR $ 14,533,545 $ 1,601
Hang Seng Index 13 1/2025 HKD 1,681,104 18,878
IBEX 35 Index 21 1/2025 EUR 2,520,416 (11,494)
MSCI Singapore Index 31 1/2025 SGD 847,725 (1,073)
OMXS30 Index 191 1/2025 SEK 4,286,510 (112,692)
DAX Index 5 3/2025 EUR 2,596,358 (52,579)
FTSE 100 Index 147 3/2025 GBP 15,054,517 (132,092)
FTSE/MIB Index 14 3/2025 EUR 2,487,076 (22,733)
S&P 500 E-Mini Index 2,074 3/2025 USD 615,537,275 (19,383,893)
S&P/TSX 60 Index 81 3/2025 CAD 16,737,013 (409,276)
SPI 200 Index 60 3/2025 AUD 7,564,807 (153,058)
TOPIX Index 119 3/2025 JPY 21,074,295 345,355
Net unrealized depreciation $ (19,913,056)
Forward foreign currency exchange contracts outstanding as of December 31, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
HKD 15,635,000 USD 2,012,134 CITI 3/19/2025 $ 2,919
HKD 15,635,000 USD 2,012,124 JPMC 3/19/2025 2,930
ILS 1,550,500 USD 425,001 CITI 3/19/2025 2,320
ILS 1,550,500 USD 424,999 JPMC 3/19/2025 2,323
USD 5,209,383 CAD 7,289,295 CITI 3/19/2025 124,226
USD 5,209,408 CAD 7,289,294 JPMC 3/19/2025 124,252
USD 34,297,387 EUR 32,532,061 CITI 3/19/2025 487,760
USD 34,297,558 EUR 32,532,060 JPMC 3/19/2025 487,931
USD 13,304,748 GBP 10,459,997 CITI 3/19/2025 217,309
USD 13,304,822 GBP 10,460,003 JPMC 3/19/2025 217,376
USD 21,112,735 JPY 3,163,750,001 CITI 3/19/2025 828,814
USD 21,112,841 JPY 3,163,750,000 JPMC 3/19/2025 828,920
USD 135,275 NOK 1,500,000 CITI 3/19/2025 3,529
USD 135,276 NOK 1,500,000 JPMC 3/19/2025 3,530
USD 16,528 SEK 179,618 CITI 3/19/2025 226

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2024
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 16,528 SEK 179,621 JPMC 3/19/2025 $ 227
USD 4,896,306 SGD 6,551,644 CITI 3/19/2025 84,329
USD 4,896,329 SGD 6,551,641 JPMC 3/19/2025 84,353
Total unrealized appreciation 3,503,274
AUD 13,951,000 USD 9,065,729 CITI 3/19/2025 (429,808)
AUD 13,951,000 USD 9,063,983 JPMC 3/19/2025 (428,063)
CAD 19,958,000 USD 14,276,674 CITI 3/19/2025 (353,578)
CAD 19,957,999 USD 14,276,602 JPMC 3/19/2025 (353,506)
CHF 10,273,000 USD 11,750,949 CITI 3/19/2025 (335,775)
CHF 10,273,000 USD 11,750,890 JPMC 3/19/2025 (335,717)
DKK 31,375,222 USD 4,450,378 CITI 3/19/2025 (74,118)
DKK 31,375,221 USD 4,450,356 JPMC 3/19/2025 (74,096)
EUR 42,004,501 USD 44,306,888 CITI 3/19/2025 (652,828)
EUR 42,004,500 USD 44,306,665 JPMC 3/19/2025 (652,606)
GBP 14,062,998 USD 17,813,600 CITI 3/19/2025 (218,123)
GBP 14,063,003 USD 17,813,517 JPMC 3/19/2025 (218,035)
ILS 1,550,500 USD 431,505 CITI 3/19/2025 (4,183)
ILS 1,550,500 USD 431,503 JPMC 3/19/2025 (4,180)
JPY 3,979,797,501 USD 26,496,325 CITI 3/19/2025 (980,436)
JPY 3,979,797,500 USD 26,496,192 JPMC 3/19/2025 (980,301)
NOK 5,894,000 USD 532,212 CITI 3/19/2025 (14,538)
NOK 5,894,000 USD 532,210 JPMC 3/19/2025 (14,538)
NZD 115,999 USD 68,109 CITI 3/19/2025 (3,152)
NZD 116,000 USD 68,109 JPMC 3/19/2025 (3,152)
SEK 40,090,999 USD 3,686,605 CITI 3/19/2025 (48,176)
SEK 40,091,002 USD 3,686,587 JPMC 3/19/2025 (48,158)
SGD 2,297,001 USD 1,716,642 CITI 3/19/2025 (29,566)
SGD 2,296,999 USD 1,716,587 JPMC 3/19/2025 (29,513)
USD 7,391,419 HKD 57,434,500 CITI 3/19/2025 (10,792)
USD 7,391,475 HKD 57,434,500 JPMC 3/19/2025 (10,737)
Total unrealized depreciation (6,307,675)
Net unrealized depreciation $ (2,804,401)

Schedule of Investments
December 31, 2024
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

Total return basket swap contracts outstanding as of December 31, 2024:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the SONIA
plus or minus a specified
spread (0.03%), which is
denominated in GBP based
on the local currencies of the
positions within the swap.
61 months
maturity
11/19/2026
$– $(388,048) $(631) $(388,679)
JPMC The Fund receives the total
return on a portfolio of short
equity positions and pays
or receives the CORRA
plus or minus a specified
spread (-0.20%), which is
denominated in CAD based
on the local currencies of the
positions within the swap.
45 months
maturity
08/24/2028
$– $– $– $–
Collateral pledged to, or (received from), each counterparty at December 31, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BANA
Investment Companies $ 4 $ – $ 4
BARC
Cash – 58,297,751 58,297,751
BNPP
Cash 397,031 – 397,031
CITI
Investment Companies 2,868,263 – 2,868,263
GSIN
Cash 1,996,918 – 1,996,918
JPMC
U.S. Treasury Bills 16,246,321 – 16,246,321

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2024
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 10.7%
Consumer Staples - 5 .3%
Food Products - 5 .3%
Archer-Daniels-Midland Co. (1)
12,744 643,827
Bunge Global SA (1)
4,843 376,592
Conagra Brands, Inc. (1)
16,086 446,387
Darling Ingredients, Inc. (1)*
10,083 339,696
Flowers Foods, Inc. (1)
13,238 273,497
Freshpet, Inc. (1)*
2,559 379,013
General Mills, Inc. (1)
12,814 817,149
Hershey Co. (The) (1)
3,724 630,659
Hormel Foods Corp. (1)
12,737 399,560
Ingredion, Inc. (1)
3,151 433,452
J M Smucker Co. (The) (1)
3,835 422,310
Kellanova (1)
8,518 689,702
Kraft Heinz Co. (The) (1)
20,753 637,325
Lamb Weston Holdings, Inc. (1)
5,298 354,065
McCormick & Co., Inc. (Non-Voting)
(1) 7,534 574,392
Mondelez International, Inc., Class
A (1) 25,316 1,512,125
Pilgrim's Pride Corp. (1)*
7,667 348,005
Post Holdings, Inc. (1)*
3,150 360,549
Seaboard Corp. (1)
78 189,513
The Campbell's Co. (1)
8,536 357,488
Tyson Foods, Inc., Class A (1)
8,995 516,673
WK Kellogg Co. (1)
15,152 272,584
Total Consumer Staples 10,974,563
Financials - 5 .4%
Banks - 5 .4%
ABN AMRO Bank NV, CVA
(Netherlands) (a) 14,671 226,397
Banco Bilbao Vizcaya Argentaria SA
(Spain) 57,724 564,797
Banco Santander SA (Spain)
138,783 642,045
Barclays plc (United Kingdom)
171,252 572,872
BNP Paribas SA (France)
9,527 584,928
CaixaBank SA (Spain)
74,727 405,706
Commerzbank AG (Germany)
22,229 365,055
Credit Agricole SA (France)
23,977 329,912
DNB Bank ASA (Norway)
10,782 215,256
FinecoBank Banca Fineco SpA
(Italy) 14,971 261,285
HSBC Holdings plc (United
Kingdom) 134,470 1,320,912
ING Groep NV (Netherlands)
36,863 577,702
Intesa Sanpaolo SpA (Italy)
169,362 679,280
KBC Group NV (Belgium)
4,437 342,578
Lloyds Banking Group plc (United
Kingdom) 654,878 447,235
Mediobanca Banca di Credito
Finanziario SpA (Italy) 21,549 314,701
NatWest Group plc (United
Kingdom) 80,834 405,080
Nordea Bank Abp (Finland)
25,103 273,450
INVESTMENTS SHARES VALUE ($)
Banks - 5.4% (continued)
Skandinaviska Enskilda Banken AB,
Class A (Sweden) 28,179 386,168
Societe Generale SA (France)
12,154 341,108
Standard Chartered plc (United
Kingdom) 33,904 417,399
Svenska Handelsbanken AB, Class
A (Sweden) 31,527 325,518
Swedbank AB, Class A (Sweden)
16,945 334,595
UniCredit SpA (Italy)
20,033 802,289
Total Financials 11,136,268
TOTAL COMMON STOCKS
(Cost $20,689,335) 22,110,831
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 5 .3%
U.S. Treasury Inflation Linked Notes
1.75%, 1/15/2034 (b)(c)
(Cost $11,187,379)   $ 11,501,392 11,026,141
SHARES
SHORT-TERM INVESTMENTS - 71.4%
INVESTMENT COMPANIES - 48 .1%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 4.26% (1)(d)(e) 5,234,506 5,234,506
Limited Purpose Cash Investment
Fund, 4.47% (1)(d) 94,252,075 94,233,225
TOTAL INVESTMENT COMPANIES
(Cost $99,435,725) 99,467,731
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 23 .3%
U.S. Treasury Bills
5.12%, 1/23/2025 (f) $ 358,000 357,113
4.81%, 2/6/2025 (f) 146,000 145,401
4.91%, 2/13/2025 (f) 1,697,000 1,688,607
4.89%, 2/20/2025 (f)(g) 6,802,000 6,763,333
4.80%, 2/27/2025 (f)(g) 3,487,000 3,464,106
4.76%, 3/6/2025 (f)(g) 3,631,000 3,604,409
4.64%, 3/13/2025 (f) 631,000 625,872
4.35%, 3/27/2025 (f) 981,000 971,410
4.40%, 4/10/2025 (f)(g) 13,519,000 13,365,999
4.36%, 4/17/2025 (f)(g) 7,000,000 6,915,056
4.41%, 4/24/2025 (f) 1,052,000 1,038,394
4.41%, 5/22/2025 (f) 1,929,000 1,897,990
4.40%, 6/5/2025 (f) 1,522,000 1,495,064
4.29%, 6/12/2025 (f)(g) 1,786,000 1,752,946
4.25%, 6/20/2025 (f) 2,283,000 2,238,819

Consolidated Schedule of Investments
December 31, 2024
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 23.3% (continued)
4.26%, 6/26/2025 (f) $ 1,964,000 1,924,619
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $48,218,394) 48,249,138
TOTAL SHORT-TERM INVESTMENTS
(Cost $147,654,119) 147,716,869
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 87.4%
(Cost $179,530,833) 180,853,841
OTHER ASSETS IN EXCESS OF
LIABILITIES - 12.6% ‡ 26,131,254
NET ASSETS - 100.0% 206,985,095
SECTOR VALUE
% OF NET
ASSETS
Consumer Staples $ 10,974,563 5 .3%
Financials 11,136,268 5 .4
Investment Companies 99,467,731 48 .1
U.S. Treasury Obligations 59,275,279 28 .6
Total Investments In Securities
At Value 180,853,841 87 .4
Other Assets in Excess of
Liabilities ‡ 26,131,254 12 .6
Net Assets
$ 206,985,095 100 .0%
* Non-income producing security.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts, and value of reverse repurchase agreements.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2024 amounted to $226,397, which represents 0.11% of net assets of the Fund.
(b) On December 31, 2024, securities valued at $11,026,141 were pledged as collateral for reverse repurchase agreements outstanding.
(c) Inflation protected security.
(d) Represents 7-day effective yield as of December 31, 2024.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Reverse repurchase agreements at December 31, 2024:
Over-the-Counter
COUNTERPARTY
TRADE
DATE RATE DUE DATE CURRENCY
PRINCIPAL
AMOUNT
AND VALUE
OF REVERSE
REPURCHASE
AGREEMENT
MLIN 11/21/2024 4.84% 1/16/2025 USD $ 3,076,750
MLIN 11/14/2024 4.84% 1/16/2025 USD 8,039,250
$ 11,116,000
The weighted average daily balance of the reverse repurchase agreements during the period ended December 31, 2024 was $13,500,767 at a net weighted average interest rate of 5.291%.

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
Credit default swap contracts outstanding - buy protection as of December 31, 2024:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
Investment Grade Index
Series 43.V1 1 .00 % Quarterly 12/20/2029 0 .50 % USD 29,372,000 $ (671,176) $ 5,781 $ (665,395)
$ (671,176) $ 5,781 $ (665,395)
Credit default swap contracts outstanding - sell protection as of December 31, 2024 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 42.V1 5 .00 % Quarterly 12/20/2029 3 .12 % EUR 5,974,000 $ 514,817 $ (18,928) $ 495,889
iTraxx Europe Main Index
Series 42.V1 1 .00 Quarterly 12/20/2029 0 .58 EUR 28,373,000 633,257 (40,837) 592,420
Markit CDX North America
High Yield Index Series
43.V1 5 .00 Quarterly 12/20/2029 3 .12 USD 7,306,000 505,117 69,318 574,435
1,653,191 9,553 1,662,744
Markit CDX North America
Emerging Markets Index
Series 42.V1 1 .00 % Quarterly 12/20/2029 1 .73 % USD 5,637,000 $ (159,055) $ (15,780) $ (174,835)
(159,055) (15,780) (174,835)
$ 1,494,136 $ (6,227) $ 1,487,909
Forward effective interest rate swap contracts outstanding as of December 31, 2024:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 3.00% Semi 3/17/2027 CAD 94,500,000 $ 103,286 $ 298,376 $ 401,662
Pay 1D CORRA Semi 3.00% Semi 3/17/2027 CAD 94,400,000 103,376 297,861 401,237
Pay 1D CORRA Semi 3.00% Semi 6/16/2027 CAD 104,100,000 295,701 193,472 489,173
Pay 1D CORRA Semi 3.00% Semi 6/16/2027 CAD 104,100,000 296,052 193,125 489,177
Pay 1D CORRA Semi 3.00% Semi 6/20/2035 CAD 5,000,000 16,659 (7,251) 9,408
Pay 1D CORRA Semi 3.00% Semi 6/20/2035 CAD 5,000,000 16,825 (7,208) 9,617
Pay 1D SARON Annual 0.00% Annual 3/17/2027 CHF 39,500,000 (38,599) 46,329 7,730
Pay 1D SARON Annual 0.00% Annual 3/17/2027 CHF 39,600,000 (38,099) 45,848 7,749
Pay 1D SARON Annual 0.00% Annual 6/16/2027 CHF 76,600,000 (56,313) 66,130 9,817
Pay 1D SARON Annual 0.00% Annual 6/16/2027 CHF 76,600,000 (56,444) 66,261 9,817
Pay 1D SARON Annual 0.50% Annual 3/20/2030 CHF 300,000 2,489 3,026 5,515
Pay 1D SARON Annual 0.50% Annual 3/20/2030 CHF 200,000 1,340 2,336 3,676
Pay 1D SARON Annual 0.50% Annual 6/19/2030 CHF 8,900,000 171,572 (15,805) 155,767
Pay 1D SARON Annual 0.50% Annual 6/19/2030 CHF 9,000,000 172,734 (15,217) 157,517
Pay 1D SONIA Annual 4.00% Annual 6/19/2030 GBP 10,700,000 178,895 (165,898) 12,997
Pay 1D SONIA Annual 4.00% Annual 6/19/2030 GBP 10,600,000 177,224 (163,938) 13,286
Pay 1D THOR Qtrly 2.00% Qtrly 3/19/2027 THB 264,000,000 17,392 3,196 20,588
Pay 1D THOR Qtrly 2.00% Qtrly 3/19/2027 THB 264,000,000 17,392 3,196 20,588
Pay 1D TONAR Annual 1.00% Annual 6/19/2030 JPY 1,426,600,000 55,470 16,626 72,096
Pay 1D TONAR Annual 1.00% Annual 6/19/2030 JPY 1,426,700,000 55,476 16,625 72,101
Pay 3M BBR Qtrly 4.00% Semi 3/13/2030 NZD 16,800,000 20,063 191,293 211,356

Consolidated Schedule of Investments
December 31, 2024
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M BBR Qtrly 4.00% Semi 3/13/2030 NZD 16,800,000 $ 20,063 $ 191,293 $ 211,356
Pay 3M BBR Qtrly 4.00% Semi 6/12/2030 NZD 400,000 3,346 1,427 4,773
Pay 3M BBR Qtrly 4.00% Semi 6/12/2030 NZD 500,000 4,183 1,784 5,967
Pay 3M BBR Qtrly 4.00% Semi 3/14/2035 NZD 6,700,000 (16,102) 36,623 20,521
Pay 3M BBR Qtrly 4.00% Semi 3/14/2035 NZD 6,700,000 (9,748) 30,269 20,521
Pay 3M BBR Qtrly 4.00% Semi 6/13/2035 NZD 9,600,000 (8,734) 27,485 18,751
Pay 3M BBR Qtrly 4.00% Semi 6/13/2035 NZD 9,500,000 (8,036) 26,592 18,556
Pay 3M TWCPBA Qtrly 2.00% Qtrly 6/21/2027 TWD 273,500,000 34,375 (7,316) 27,059
Pay 3M TWCPBA Qtrly 2.00% Qtrly 6/21/2027 TWD 273,500,000 34,375 (7,316) 27,059
Pay 6M BBR Semi 4.50% Semi 3/08/2035 AUD 4,200,000 (5,381) 39,316 33,935
Pay 6M BBR Semi 4.50% Semi 3/08/2035 AUD 4,200,000 (5,468) 39,402 33,934
Pay 6M BBR Semi 4.50% Semi 6/07/2035 AUD 53,900,000 389,361 13,555 402,916
Pay 6M BBR Semi 4.50% Semi 6/07/2035 AUD 53,900,000 389,598 13,318 402,916
Receive 1D MIBOR Semi 6.00% Semi 3/19/2027 INR 1,475,000,000 12,815 53,628 66,443
Receive 1D MIBOR Semi 6.00% Semi 3/19/2027 INR 1,475,000,000 12,815 53,628 66,443
Receive 1D MIBOR Semi 6.00% Semi 6/21/2027 INR 85,000,000 2,479 234 2,713
Receive 1D MIBOR Semi 6.00% Semi 6/21/2027 INR 85,000,000 2,479 234 2,713
Receive 1D SOFR Annual 4.00% Annual 3/17/2027 USD 79,800,000 (48,245) 114,011 65,766
Receive 1D SOFR Annual 4.00% Annual 3/17/2027 USD 79,800,000 (48,120) 113,886 65,766
Receive 1D SOFR Annual 4.00% Annual 6/16/2027 USD 67,900,000 (223,947) 240,316 16,369
Receive 1D SOFR Annual 4.00% Annual 6/16/2027 USD 67,900,000 (223,943) 240,449 16,506
Receive 1D SOFR Annual 4.00% Annual 6/20/2030 USD 500,000 2,257 (1,872) 385
Receive 1D SOFR Annual 4.00% Annual 6/20/2030 USD 400,000 1,806 (1,497) 309
Receive 1D SOFR Annual 4.00% Annual 3/21/2035 USD 4,300,000 45,161 (22,042) 23,119
Receive 1D SOFR Annual 4.00% Annual 3/21/2035 USD 4,300,000 45,161 (22,042) 23,119
Receive 1D SOFR Annual 3.50% Annual 3/17/2055 USD 6,200,000 (211,416) 660,919 449,503
Receive 1D SOFR Annual 3.50% Annual 3/17/2055 USD 6,200,000 (198,225) 647,729 449,504
Receive 1D SOFR Annual 3.50% Annual 6/16/2055 USD 5,300,000 171,622 200,292 371,914
Receive 1D SOFR Annual 3.50% Annual 6/16/2055 USD 5,200,000 169,462 195,434 364,896
Receive 1D SONIA Annual 4.00% Annual 3/17/2027 GBP 14,100,000 63,157 (1,086) 62,071
Receive 1D SONIA Annual 4.00% Annual 3/17/2027 GBP 14,000,000 62,372 (899) 61,473
Receive 1D SONIA Annual 4.00% Annual 6/16/2027 GBP 5,900,000 20,336 (2,193) 18,143
Receive 1D SONIA Annual 4.00% Annual 6/16/2027 GBP 5,900,000 20,345 (2,277) 18,068
Receive 1D SONIA Annual 4.00% Annual 3/21/2035 GBP 17,000,000 (70,332) 172,815 102,483
Receive 1D SONIA Annual 4.00% Annual 3/21/2035 GBP 17,000,000 (70,654) 173,137 102,483
Receive 1D SONIA Annual 4.00% Annual 6/20/2035 GBP 19,400,000 (458,173) 557,602 99,429
Receive 1D SONIA Annual 4.00% Annual 6/20/2035 GBP 19,300,000 (455,140) 553,793 98,653
Receive 1D TONAR Annual 1.00% Annual 3/22/2035 JPY 3,273,600,000 (21,850) 170,509 148,659
Receive 1D TONAR Annual 1.00% Annual 3/22/2035 JPY 3,273,600,000 (39,183) 187,843 148,660
Receive 1D TONAR Annual 1.00% Annual 6/20/2035 JPY 1,105,300,000 90,127 (18,443) 71,684
Receive 1D TONAR Annual 1.00% Annual 6/20/2035 JPY 1,105,300,000 90,127 (18,444) 71,683
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 3/17/2027 KRW 2,215,300,000 (346) 4,606 4,260
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 3/17/2027 KRW 2,215,300,000 (346) 4,606 4,260
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 6/16/2027 KRW 11,850,000,000 4,563 9,369 13,932
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 6/16/2027 KRW 11,850,000,000 4,563 9,369 13,932
Receive 3M HIBOR Qtrly 3.50% Qtrly 3/17/2027 HKD 48,400,000 (10,588) 35,988 25,400
Receive 3M HIBOR Qtrly 3.50% Qtrly 3/17/2027 HKD 48,500,000 (10,610) 36,062 25,452
Receive 3M HIBOR Qtrly 3.50% Qtrly 6/16/2027 HKD 6,700,000 (623) 3,288 2,665
Receive 3M HIBOR Qtrly 3.50% Qtrly 6/16/2027 HKD 6,800,000 (632) 3,337 2,705
Receive 3M STIBOR Qtrly 2.00% Annual 6/16/2027 SEK 160,500,000 1,298 100,005 101,303
Receive 3M STIBOR Qtrly 2.00% Annual 6/16/2027 SEK 160,400,000 1,824 99,417 101,241
Receive 3M STIBOR Qtrly 2.50% Annual 3/21/2035 SEK 700,000 1,290 (73) 1,217
Receive 3M STIBOR Qtrly 2.50% Annual 3/21/2035 SEK 700,000 1,290 (73) 1,217
Receive 6M BBR Semi 4.00% Semi 3/07/2030 AUD 200,000 (406) 559 153
Receive 6M BBR Semi 4.00% Semi 3/07/2030 AUD 200,000 (407) 559 152
Receive 6M BBR Semi 4.00% Semi 6/13/2030 AUD 11,500,000 29,682 (20,966) 8,716
Receive 6M BBR Semi 4.00% Semi 6/13/2030 AUD 11,400,000 29,116 (20,539) 8,577

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M BBR Semi 4.50% Semi 6/08/2045 AUD 200,000 $ (647) $ 989 $ 342
Receive 6M BBR Semi 4.50% Semi 6/08/2045 AUD 200,000 (647) 989 342
Receive 6M EURIBOR Semi 2.00% Annual 3/17/2027 EUR 71,100,000 45,668 104,593 150,261
Receive 6M EURIBOR Semi 2.00% Annual 3/17/2027 EUR 71,100,000 45,707 104,555 150,262
Receive 6M EURIBOR Semi 2.00% Annual 3/21/2035 EUR 9,300,000 111,966 189,050 301,016
Receive 6M EURIBOR Semi 2.00% Annual 3/21/2035 EUR 9,300,000 111,604 189,412 301,016
Receive 6M EURIBOR Semi 2.00% Annual 3/17/2055 EUR 8,600,000 98,782 181,684 280,466
Receive 6M EURIBOR Semi 2.00% Annual 3/17/2055 EUR 8,600,000 96,711 183,756 280,467
Receive 6M EURIBOR Semi 2.00% Annual 6/16/2055 EUR 11,900,000 (265,341) 632,301 366,960
Receive 6M EURIBOR Semi 2.00% Annual 6/16/2055 EUR 11,800,000 (261,807) 625,684 363,877
Receive 6M NIBOR Semi 4.00% Annual 3/17/2027 NOK 380,500,000 95,158 57,933 153,091
Receive 6M NIBOR Semi 4.00% Annual 3/17/2027 NOK 380,500,000 95,163 57,928 153,091
Receive 6M NIBOR Semi 4.00% Annual 6/16/2027 NOK 295,000,000 17,295 49,966 67,261
Receive 6M NIBOR Semi 4.00% Annual 6/16/2027 NOK 294,900,000 17,295 49,943 67,238
Receive 6M WIBOR Semi 5.00% Annual 3/17/2027 PLN 2,300,000 820 149 969
Receive 6M WIBOR Semi 5.00% Annual 3/17/2027 PLN 2,300,000 820 149 969
1,335,831 8,415,074 9,750,905
Pay 1D CLICP Semi 5.00% Semi 3/19/2027 CLP 3,890,700,000 6,837 (8,617) (1,780)
Pay 1D CLICP Semi 5.00% Semi 3/19/2027 CLP 3,890,700,000 6,837 (8,617) (1,780)
Pay 1D IBR Qtrly 7.50% Qtrly 3/19/2027 COP 573,500,000 335 (2,339) (2,004)
Pay 1D IBR Qtrly 7.50% Qtrly 3/19/2027 COP 573,500,000 335 (2,339) (2,004)
Pay 1D IBR Qtrly 7.50% Qtrly 6/21/2027 COP 2,680,000,000 2,945 (11,856) (8,911)
Pay 1D IBR Qtrly 7.50% Qtrly 6/21/2027 COP 2,680,000,000 2,945 (11,856) (8,911)
Pay 1D SOFR Annual 3.50% Annual 3/20/2030 USD 64,100,000 (535,133) (975,389) (1,510,522)
Pay 1D SOFR Annual 4.00% Annual 3/20/2030 USD 1,800,000 (2,369) 281 (2,088)
Pay 1D SOFR Annual 3.50% Annual 3/20/2030 USD 64,100,000 (536,762) (973,759) (1,510,521)
Pay 1D SOFR Annual 4.00% Annual 3/20/2030 USD 1,900,000 (1,806) (111) (1,917)
Pay 1D SOFR Annual 4.00% Annual 6/20/2035 USD 20,200,000 (191,647) 90,037 (101,610)
Pay 1D SOFR Annual 4.00% Annual 6/20/2035 USD 20,300,000 (191,937) 90,038 (101,899)
Pay 1D SONIA Annual 4.00% Annual 3/20/2030 GBP 27,000,000 (30,239) 11,171 (19,068)
Pay 1D SONIA Annual 4.00% Annual 3/20/2030 GBP 27,000,000 (30,230) 11,161 (19,069)
Pay 1D SONIA Annual 4.00% Annual 3/17/2055 GBP 4,900,000 (23,927) (197,246) (221,173)
Pay 1D SONIA Annual 4.00% Annual 3/17/2055 GBP 4,900,000 (21,483) (199,691) (221,174)
Pay 1D SONIA Annual 4.00% Annual 6/16/2055 GBP 7,400,000 46,389 (366,832) (320,443)
Pay 1D SONIA Annual 4.00% Annual 6/16/2055 GBP 7,300,000 50,212 (366,330) (316,118)
Pay 1D SORA Semi 2.50% Semi 3/17/2027 SGD 12,700,000 (16,521) 8,964 (7,557)
Pay 1D SORA Semi 2.50% Semi 3/17/2027 SGD 12,800,000 (16,671) 9,055 (7,616)
Pay 1D SORA Semi 2.50% Semi 6/16/2027 SGD 3,700,000 4,859 (6,150) (1,291)
Pay 1D SORA Semi 2.50% Semi 6/16/2027 SGD 3,800,000 4,950 (6,277) (1,327)
Pay 1D TIIEOIS Monthly 8.50% Monthly 6/16/2027 MXN 22,100,000 (9,111) 621 (8,490)
Pay 1D TIIEOIS Monthly 8.50% Monthly 6/16/2027 MXN 22,100,000 (9,111) 621 (8,490)
Pay 1D TONAR Annual 1.50% Annual 3/15/2045 JPY 1,413,800,000 39,160 (284,634) (245,474)
Pay 1D TONAR Annual 1.50% Annual 3/15/2045 JPY 2,551,100,000 165,381 (608,320) (442,939)
Pay 1D TONAR Annual 1.50% Annual 6/21/2045 JPY 1,093,700,000 (181,574) (41,045) (222,619)
Pay 1D TONAR Annual 1.50% Annual 6/21/2045 JPY 1,093,700,000 (181,575) (41,044) (222,619)
Pay 3M JIBAR Qtrly 7.00% Qtrly 3/17/2027 ZAR 68,300,000 (7,550) (14,429) (21,979)
Pay 3M JIBAR Qtrly 7.00% Qtrly 3/17/2027 ZAR 68,400,000 (7,561) (14,450) (22,011)
Pay 3M JIBAR Qtrly 7.00% Qtrly 6/17/2027 ZAR 6,800,000 (809) (1,307) (2,116)
Pay 3M JIBAR Qtrly 7.00% Qtrly 6/17/2027 ZAR 6,800,000 (809) (1,307) (2,116)
Pay 3M STIBOR Qtrly 2.00% Annual 3/17/2027 SEK 5,100,000 (3,183) 32 (3,151)
Pay 3M STIBOR Qtrly 2.00% Annual 3/17/2027 SEK 5,200,000 (3,245) 33 (3,212)
Pay 3M STIBOR Qtrly 2.50% Annual 6/20/2035 SEK 27,900,000 48,234 (100,211) (51,977)
Pay 3M STIBOR Qtrly 2.50% Annual 6/20/2035 SEK 27,800,000 47,972 (99,762) (51,790)
Pay 6M EURIBOR Semi 2.00% Annual 6/16/2027 EUR 64,200,000 (57,109) (44,691) (101,800)
Pay 6M EURIBOR Semi 2.00% Annual 6/16/2027 EUR 64,200,000 (57,265) (44,536) (101,801)
Pay 6M EURIBOR Semi 2.00% Annual 3/20/2030 EUR 88,400,000 (77,350) (863,875) (941,225)
Pay 6M EURIBOR Semi 2.00% Annual 3/20/2030 EUR 88,400,000 (77,300) (863,925) (941,225)

Consolidated Schedule of Investments
December 31, 2024
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6M EURIBOR Semi 2.00% Annual 6/19/2030 EUR 12,100,000 $ 4,546 $ (132,407) $ (127,861)
Pay 6M EURIBOR Semi 2.00% Annual 6/19/2030 EUR 12,200,000 3,119 (132,037) (128,918)
Pay 6M EURIBOR Semi 2.00% Annual 6/20/2035 EUR 16,500,000 (181,066) (356,909) (537,975)
Pay 6M EURIBOR Semi 2.00% Annual 6/20/2035 EUR 16,400,000 (180,531) (354,184) (534,715)
Pay 6M NIBOR Semi 3.50% Annual 3/20/2030 NOK 54,400,000 (34,328) (87,094) (121,422)
Pay 6M NIBOR Semi 3.50% Annual 3/20/2030 NOK 54,500,000 (34,391) (87,254) (121,645)
Pay 6M NIBOR Semi 3.50% Annual 6/19/2030 NOK 53,500,000 (58,148) (50,577) (108,725)
Pay 6M NIBOR Semi 3.50% Annual 6/19/2030 NOK 53,500,000 (58,148) (50,577) (108,725)
Pay 6M NIBOR Semi 3.50% Annual 3/21/2035 NOK 77,000,000 (154,867) (134,912) (289,779)
Pay 6M NIBOR Semi 3.50% Annual 3/21/2035 NOK 77,100,000 (155,132) (135,023) (290,155)
Pay 6M NIBOR Semi 3.50% Annual 6/20/2035 NOK 65,600,000 (40,205) (193,003) (233,208)
Pay 6M NIBOR Semi 3.50% Annual 6/20/2035 NOK 65,700,000 (40,221) (193,342) (233,563)
Pay 6M PRIBOR Semi 3.50% Annual 3/17/2027 CZK 106,300,000 7,780 (16,444) (8,664)
Pay 6M PRIBOR Semi 3.50% Annual 3/17/2027 CZK 106,300,000 7,780 (16,444) (8,664)
Pay 6M PRIBOR Semi 3.50% Annual 6/16/2027 CZK 144,100,000 18,304 (26,302) (7,998)
Pay 6M PRIBOR Semi 3.50% Annual 6/16/2027 CZK 144,100,000 18,304 (26,302) (7,998)
Receive 1D CORRA Semi 3.00% Semi 3/20/2030 CAD 100,000 (354) (608) (962)
Receive 1D CORRA Semi 3.00% Semi 6/19/2030 CAD 47,700,000 (401,772) (53,227) (454,999)
Receive 1D CORRA Semi 3.00% Semi 6/19/2030 CAD 47,600,000 (401,022) (52,965) (453,987)
Receive 1D CORRA Semi 3.00% Semi 3/21/2035 CAD 19,500,000 82,944 (133,894) (50,950)
Receive 1D CORRA Semi 3.00% Semi 3/21/2035 CAD 19,600,000 83,959 (135,199) (51,240)
Receive 1D SARON Annual 0.50% Annual 3/21/2035 CHF 1,100,000 27,161 (41,250) (14,089)
Receive 1D SARON Annual 0.50% Annual 3/21/2035 CHF 1,100,000 26,245 (40,333) (14,088)
Receive 1D SARON Annual 0.50% Annual 6/20/2035 CHF 20,100,000 (456,686) 234,137 (222,549)
Receive 1D SARON Annual 0.50% Annual 6/20/2035 CHF 20,100,000 (455,613) 233,064 (222,549)
Receive 1D SOFR Annual 4.00% Annual 6/16/2055 USD 1,400,000 (21,777) (58) (21,835)
Receive 1D SOFR Annual 4.00% Annual 6/16/2055 USD 1,400,000 (21,777) (58) (21,835)
Receive 1D TIIEOIS Monthly 9.00% Monthly 6/16/2027 MXN 18,500,000 (592) (25) (617)
Receive 1D TIIEOIS Monthly 9.00% Monthly 6/16/2027 MXN 18,500,000 (592) (25) (617)
Receive 1D TONAR Annual 1.00% Annual 3/17/2027 JPY 4,976,400,000 (201,512) 7,738 (193,774)
Receive 1D TONAR Annual 1.00% Annual 3/17/2027 JPY 4,976,500,000 (201,516) 7,738 (193,778)
Receive 1D TONAR Annual 1.00% Annual 6/16/2027 JPY 12,181,100,000 (436,782) 35,495 (401,287)
Receive 1D TONAR Annual 1.00% Annual 6/16/2027 JPY 12,181,200,000 (436,783) 35,493 (401,290)
Receive 1D TONAR Annual 1.00% Annual 3/21/2030 JPY 2,421,200,000 (142,004) (2,396) (144,400)
Receive 1D TONAR Annual 1.00% Annual 3/21/2030 JPY 2,421,100,000 (141,998) (2,396) (144,394)
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/19/2027 CNY 23,000,000 771 (10,679) (9,908)
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/19/2027 CNY 23,000,000 771 (10,679) (9,908)
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/21/2027 CNY 136,500,000 (58,280) (8,557) (66,837)
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/21/2027 CNY 136,500,000 (58,280) (8,557) (66,837)
Receive 3M BBR Qtrly 3.50% Semi 3/10/2027 NZD 29,200,000 (27,962) (38,594) (66,556)
Receive 3M BBR Qtrly 3.50% Semi 3/10/2027 NZD 29,200,000 (27,157) (39,399) (66,556)
Receive 3M BBR Qtrly 4.00% Qtrly 3/11/2027 AUD 60,400,000 (23,703) (141,133) (164,836)
Receive 3M BBR Qtrly 4.00% Qtrly 3/11/2027 AUD 60,400,000 (24,224) (140,611) (164,835)
Receive 3M BBR Qtrly 4.00% Qtrly 6/10/2027 AUD 203,400,000 (507,553) (174,072) (681,625)
Receive 3M BBR Qtrly 4.00% Qtrly 6/10/2027 AUD 203,600,000 (507,887) (174,401) (682,288)
Receive 3M BBR Qtrly 3.50% Semi 6/16/2027 NZD 27,100,000 (6,255) (68,090) (74,345)
Receive 3M BBR Qtrly 3.50% Semi 6/16/2027 NZD 27,000,000 (6,176) (67,895) (74,071)
Receive 6M WIBOR Semi 5.00% Annual 6/16/2027 PLN 35,000,000 (11,740) 1,710 (10,030)
Receive 6M WIBOR Semi 5.00% Annual 6/16/2027 PLN 35,000,000 (11,740) 1,710 (10,030)
(7,091,976) (8,719,758) (15,811,734)
$ (5,756,145) $ (304,684) $ (6,060,829)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at December 31, 2024 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 3.32%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.92%
1 Day Colombia Overnight Interbank Rate (“IBR”): 8.96%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 10.20%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 7.15%
1 Day Secured Overnight Financing Rate (“SOFR”): 4.49%
1 Day Singapore Overnight Rate Average (“SORA”): 2.11%
1 Day Sterling Overnight Index Average (“SONIA”): 4.70%
1 Day Swiss Average Rate Overnight (“SARON”): 0.45%
1 Day Thailand Overnight Repo Rate (“THOR”): 2.24%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.22%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 2.20%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.42%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 4.37%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 7.75%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 3.39%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 2.54%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.49%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.57%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.70%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.79%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 5.70%
Total return swap contracts outstanding as of December 31, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
HSCEI January
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 01/27/2025 HKD 5,094,600 $ 1,704
HSCEI January
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 01/27/2025 HKD 20,742,300 14,035
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 03/13/2025 KRW 10,284,525,000 44,570
WIG20 Index
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 03/21/2025 PLN (3,016,480) 19,652
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(0.35%)
Monthly GSIN 03/19/2025 AUD (785,686) 11,530

Consolidated Schedule of Investments
December 31, 2024
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CORRA plus or
minus a specified
spread (-0.20%)
Monthly GSIN 03/19/2025 CAD (3,331,733) $ 67,455
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
OBFR plus or
minus a specified
spread (-0.40%)
Monthly BANA 03/19/2025 USD (246,432) 11,020
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
OBFR plus or
minus a specified
spread (-0.85%)
Monthly GSIN 03/19/2025 USD (1,481,033) 65,953
MSCI France Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (0.62%)
Monthly GSIN 03/19/2025 EUR (687,609) 5,426
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (0.50%)
Increases in
total return of
reference entity
Monthly GSIN 03/19/2025 JPY 153,238,939 13,878
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (0.50%)
Monthly GSIN 03/19/2025 SGD (3,463,651) 41,201
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-0.90%)
Monthly GSIN 03/19/2025 ZAR (207,419,286) 544,527

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI United
Kingdom Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SONIA plus or
minus a specified
spread (0.90%)
Monthly GSIN 03/19/2025 GBP (677,656) $ 13,830
Total unrealized appreciation 854,781
Amsterdam
Exchange Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 01/17/2025 EUR 528,324 (8,012)
iBovespa Index
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 02/12/2025 BRL 98,816,973 (678,722)
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
Monthly MLIN 03/21/2025 CHF 15,265,800 (130,312)
TAIEX Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 01/15/2025 TWD 64,523,200 (8,552)
MSCI Brazil Net
Return Index
Decreases in
total return
of reference
entity and
pays the CDI
plus or minus
a specified
spread (-0.60%)
Increases in
total return of
reference entity
Monthly GSIN 03/19/2025 BRL 27,061,973 (342,015)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.55%)
Increases in
total return of
reference entity
Monthly GSIN 03/19/2025 HKD 6,626,033 (25,300)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.72%)
Increases in
total return of
reference entity
Monthly GSIN 03/19/2025 EUR 396,894 (7,143)
MSCI Mexico Net
Index
Decreases in
total return
of reference
entity and
pays the TIIE
plus or minus
a specified
spread (1.35%)
Increases in
total return of
reference entity
Monthly GSIN 03/19/2025 MXN 15,821,587 (27,599)

Consolidated Schedule of Investments
December 31, 2024
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.63%)
Increases in
total return of
reference entity
Monthly GSIN 03/19/2025 EUR 705,486 $ (11,733)
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (0.69%)
Increases in
total return of
reference entity
Monthly GSIN 03/19/2025 SEK 11,087,618 (38,908)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (0.64%)
Increases in
total return of
reference entity
Monthly GSIN 03/19/2025 CHF 359,658 (2,942)
Tel Aviv Stock
Exchange 35
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TELBOR plus or
minus a specified
spread (-0.77%)
Monthly BANA 03/19/2025 ILS (2,120,295) (14,049)
Total unrealized depreciation (1,295,287)
Net unrealized depreciation $ (440,506)
Futures contracts outstanding as of December 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
FTSE Bursa Malaysia KLCI Index 20 1/2025 MYR $ 367,215 $ 3,965
Hang Seng Index 18 1/2025 HKD 2,327,683 9,158
HSCEI 99 1/2025 HKD 4,638,564 7,924
IBEX 35 Index 38 1/2025 EUR 4,560,752 (10,629)
LME Aluminum Base Metal 1 1/2025 USD 63,256 (3,221)
LME Aluminum Base Metal 2 1/2025 USD 126,220 (5,663)
LME Aluminum Base Metal 3 1/2025 USD 190,236 (1,671)
LME Aluminum Base Metal 4 1/2025 USD 253,856 (8,366)
LME Aluminum Base Metal 5 1/2025 USD 317,385 (12,123)
LME Aluminum Base Metal 5 1/2025 USD 316,389 (6,457)
LME Aluminum Base Metal 8 1/2025 USD 508,224 (24,059)
LME Aluminum Base Metal 8 1/2025 USD 507,156 (12,814)
LME Aluminum Base Metal 8 1/2025 USD 507,296 (11,181)
LME Aluminum Base Metal 10 1/2025 USD 634,900 (29,077)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 16 1/2025 USD $ 1,014,592 $ (14,612)
LME Aluminum Base Metal 17 1/2025 USD 1,079,551 (44,765)
LME Aluminum Base Metal 22 1/2025 USD 1,393,139 (34,635)
LME Aluminum Base Metal 24 1/2025 USD 1,524,972 (47,498)
LME Copper Base Metal 2 1/2025 USD 432,634 (64,515)
LME Copper Base Metal 2 1/2025 USD 439,743 (58,893)
LME Copper Base Metal 3 1/2025 USD 652,031 (64,392)
LME Copper Base Metal 4 1/2025 USD 867,323 (87,332)
LME Copper Base Metal 4 1/2025 USD 868,448 (83,812)
LME Copper Base Metal 5 1/2025 USD 1,084,154 (119,266)
LME Copper Base Metal 5 1/2025 USD 1,086,968 (116,331)
LME Copper Base Metal 5 1/2025 USD 1,084,154 (100,009)
LME Copper Base Metal 7 1/2025 USD 1,520,012 (146,357)
LME Copper Base Metal 11 1/2025 USD 2,382,672 (284,807)
LME Copper Base Metal 11 1/2025 USD 2,391,851 (234,336)
LME Lead Base Metal 1 1/2025 USD 48,349 (3,028)
LME Lead Base Metal 2 1/2025 USD 96,560 (6,246)
LME Lead Base Metal 3 1/2025 USD 144,839 (10,944)
LME Lead Base Metal 3 1/2025 USD 144,378 (15,844)
LME Lead Base Metal 4 1/2025 USD 193,119 (13,292)
LME Lead Base Metal 4 1/2025 USD 192,823 (17,238)
LME Lead Base Metal 4 1/2025 USD 193,119 (14,992)
LME Lead Base Metal 4 1/2025 USD 192,950 (14,302)
LME Lead Base Metal 12 1/2025 USD 576,153 (61,209)
LME Lead Base Metal 12 1/2025 USD 579,357 (42,050)
LME Nickel Base Metal 1 1/2025 USD 91,123 (4,949)
LME Nickel Base Metal 1 1/2025 USD 91,070 (5,443)
LME Nickel Base Metal 1 1/2025 USD 91,139 (16,900)
LME Nickel Base Metal 1 1/2025 USD 91,088 (5,026)
LME Nickel Base Metal 2 1/2025 USD 181,456 (35,889)
LME Nickel Base Metal 3 1/2025 USD 271,997 (49,894)
LME Nickel Base Metal 3 1/2025 USD 272,521 (40,770)
LME Nickel Base Metal 5 1/2025 USD 453,719 (76,898)
LME Nickel Base Metal 6 1/2025 USD 544,588 (88,739)
LME Nickel Base Metal 6 1/2025 USD 544,984 (89,034)
LME Zinc Base Metal 1 1/2025 USD 74,946 (4,186)
LME Zinc Base Metal 1 1/2025 USD 73,919 (3,759)
LME Zinc Base Metal 1 1/2025 USD 74,052 (4,063)
LME Zinc Base Metal 1 1/2025 USD 74,060 (4,193)
LME Zinc Base Metal 1 1/2025 USD 74,011 (1,254)
LME Zinc Base Metal 2 1/2025 USD 147,879 (8,438)
LME Zinc Base Metal 2 1/2025 USD 148,250 (4,006)
LME Zinc Base Metal 3 1/2025 USD 222,033 (4,224)
LME Zinc Base Metal 13 1/2025 USD 961,899 (45,575)
Natural Gas 70 1/2025 EUR 2,382,184 123,415
OMXS30 Index 399 1/2025 SEK 8,954,541 (236,449)
SGX FTSE China A50 Index 172 1/2025 USD 2,315,980 (20,526)
SGX FTSE Taiwan Index 112 1/2025 USD 8,574,720 (131,579)
WTI Crude Oil 397 1/2025 USD 28,472,840 823,880
Lean Hogs 21 2/2025 USD 682,920 (34,906)
Live Cattle 14 2/2025 USD 1,072,960 16,565
LME Aluminum Base Metal 1 2/2025 USD 63,671 55
LME Aluminum Base Metal 2 2/2025 USD 127,341 1,019
LME Aluminum Base Metal 3 2/2025 USD 191,012 (1,179)
LME Aluminum Base Metal 6 2/2025 USD 381,873 (11,242)
LME Aluminum Base Metal 6 2/2025 USD 381,993 (15,073)
LME Aluminum Base Metal 9 2/2025 USD 572,641 (14,020)

Consolidated Schedule of Investments
December 31, 2024
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 12 2/2025 USD $ 763,431 $ (31,599)
LME Aluminum Base Metal 18 2/2025 USD 1,145,412 (56,928)
LME Aluminum Base Metal 20 2/2025 USD 1,272,240 (34,953)
LME Copper Base Metal 1 2/2025 USD 217,866 (3,987)
LME Copper Base Metal 1 2/2025 USD 217,611 (25,054)
LME Copper Base Metal 1 2/2025 USD 218,236 (7,456)
LME Copper Base Metal 1 2/2025 USD 217,841 (9,580)
LME Copper Base Metal 4 2/2025 USD 872,667 (32,470)
LME Copper Base Metal 5 2/2025 USD 1,088,396 (102,640)
LME Copper Base Metal 6 2/2025 USD 1,305,463 (140,252)
LME Copper Base Metal 8 2/2025 USD 1,742,624 (89,304)
LME Copper Base Metal 8 2/2025 USD 1,743,784 (64,137)
LME Copper Base Metal 9 2/2025 USD 1,958,807 (197,616)
LME Lead Base Metal 1 2/2025 USD 48,472 (2,092)
LME Lead Base Metal 1 2/2025 USD 48,405 (2,328)
LME Lead Base Metal 2 2/2025 USD 96,927 (3,829)
LME Lead Base Metal 3 2/2025 USD 145,365 (6,368)
LME Lead Base Metal 3 2/2025 USD 145,415 (2,868)
LME Lead Base Metal 3 2/2025 USD 145,540 (2,968)
LME Lead Base Metal 4 2/2025 USD 193,857 (10,152)
LME Lead Base Metal 7 2/2025 USD 339,024 (13,070)
LME Lead Base Metal 10 2/2025 USD 484,133 (26,896)
LME Nickel Base Metal 1 2/2025 USD 91,221 (7,122)
LME Nickel Base Metal 1 2/2025 USD 91,421 (3,322)
LME Nickel Base Metal 1 2/2025 USD 91,193 (6,070)
LME Nickel Base Metal 2 2/2025 USD 182,610 (8,196)
LME Nickel Base Metal 3 2/2025 USD 274,465 (14,084)
LME Nickel Base Metal 4 2/2025 USD 365,616 (20,002)
LME Nickel Base Metal 4 2/2025 USD 365,165 (19,207)
LME Nickel Base Metal 4 2/2025 USD 365,275 (10,817)
LME Nickel Base Metal 4 2/2025 USD 364,829 (20,804)
LME Nickel Base Metal 5 2/2025 USD 456,936 (19,134)
LME Zinc Base Metal 1 2/2025 USD 74,277 783
LME Zinc Base Metal 1 2/2025 USD 74,335 (856)
LME Zinc Base Metal 3 2/2025 USD 223,004 (305)
LME Zinc Base Metal 3 2/2025 USD 223,079 1,449
LME Zinc Base Metal 4 2/2025 USD 297,148 3,259
LME Zinc Base Metal 5 2/2025 USD 370,749 (11,016)
LME Zinc Base Metal 6 2/2025 USD 445,782 7,986
LME Zinc Base Metal 8 2/2025 USD 593,600 (10,497)
LME Zinc Base Metal 9 2/2025 USD 667,499 (24,403)
Low Sulphur Gasoil 90 2/2025 USD 6,225,750 190,991
Sugar No. 11 117 2/2025 USD 2,523,830 (202,347)
Australia 10 Year Bond 271 3/2025 AUD 18,940,440 (223,070)
Cocoa 3 3/2025 USD 350,250 145,614
Cocoa 22 3/2025 GBP 2,518,147 711,101
Corn 520 3/2025 USD 11,921,000 463,313
Euro-BTP 64 3/2025 EUR 7,948,699 (124,485)
Euro-OAT 45 3/2025 EUR 5,749,278 (5,943)
FTSE/JSE Top 40 Index 71 3/2025 ZAR 2,871,641 (83,372)
FTSE/MIB Index 76 3/2025 EUR 13,501,269 (175,225)
KOSPI 200 Index 177 3/2025 KRW 9,585,521 31,727
LME Aluminum Base Metal 2 3/2025 USD 127,774 (2,402)
LME Aluminum Base Metal 2 3/2025 USD 127,786 (2,720)
LME Aluminum Base Metal 2 3/2025 USD 127,780 (1,913)
LME Aluminum Base Metal 2 3/2025 USD 127,731 726
LME Aluminum Base Metal 3 3/2025 USD 191,672 (862)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 3 3/2025 USD $ 191,372 $ (194)
LME Aluminum Base Metal 5 3/2025 USD 319,146 (6,366)
LME Aluminum Base Metal 7 3/2025 USD 447,059 (8,843)
LME Aluminum Base Metal 7 3/2025 USD 446,735 (15,325)
LME Aluminum Base Metal 12 3/2025 USD 765,576 (22,497)
LME Aluminum Base Metal 12 3/2025 USD 765,321 (15,153)
LME Aluminum Base Metal 175 3/2025 USD 11,177,994 (302,088)
LME Copper Base Metal 1 3/2025 USD 218,457 (9,121)
LME Copper Base Metal 1 3/2025 USD 219,063 (4,800)
LME Copper Base Metal 1 3/2025 USD 218,849 (6,204)
LME Copper Base Metal 1 3/2025 USD 218,634 (10,918)
LME Copper Base Metal 1 3/2025 USD 218,843 (6,660)
LME Copper Base Metal 2 3/2025 USD 437,860 (11,233)
LME Copper Base Metal 2 3/2025 USD 438,400 (4,138)
LME Copper Base Metal 4 3/2025 USD 873,970 (42,041)
LME Copper Base Metal 6 3/2025 USD 1,310,531 (52,880)
LME Copper Base Metal 7 3/2025 USD 1,530,687 (77,407)
LME Copper Base Metal 7 3/2025 USD 1,531,985 (64,971)
LME Copper Base Metal 8 3/2025 USD 1,747,090 (69,256)
LME Copper Base Metal 12 3/2025 USD 2,624,910 (104,372)
LME Lead Base Metal 1 3/2025 USD 48,732 (1,321)
LME Lead Base Metal 3 3/2025 USD 146,073 (1,985)
LME Lead Base Metal 3 3/2025 USD 146,111 (2,022)
LME Lead Base Metal 3 3/2025 USD 146,400 (15)
LME Lead Base Metal 3 3/2025 USD 146,111 (3,672)
LME Lead Base Metal 4 3/2025 USD 194,149 (15,762)
LME Lead Base Metal 4 3/2025 USD 194,450 (11,811)
LME Lead Base Metal 4 3/2025 USD 194,389 (12,022)
LME Lead Base Metal 5 3/2025 USD 242,611 (19,152)
LME Lead Base Metal 5 3/2025 USD 242,578 (15,936)
LME Lead Base Metal 5 3/2025 USD 242,544 (14,844)
LME Lead Base Metal 37 3/2025 USD 1,802,030 (87,580)
LME Nickel Base Metal 1 3/2025 USD 91,916 317
LME Nickel Base Metal 1 3/2025 USD 91,968 (135)
LME Nickel Base Metal 2 3/2025 USD 183,216 (10,199)
LME Nickel Base Metal 2 3/2025 USD 183,251 (8,333)
LME Nickel Base Metal 2 3/2025 USD 183,754 (2,066)
LME Nickel Base Metal 3 3/2025 USD 275,469 780
LME Nickel Base Metal 3 3/2025 USD 275,399 (6,069)
LME Nickel Base Metal 4 3/2025 USD 367,026 (17,581)
LME Nickel Base Metal 4 3/2025 USD 366,914 (11,946)
LME Nickel Base Metal 4 3/2025 USD 366,364 (17,634)
LME Nickel Base Metal 4 3/2025 USD 366,846 (14,588)
LME Nickel Base Metal 4 3/2025 USD 366,570 (19,106)
LME Nickel Base Metal 20 3/2025 USD 1,836,401 (74,977)
LME Zinc Base Metal 1 3/2025 USD 74,347 (2,823)
LME Zinc Base Metal 1 3/2025 USD 74,450 (978)
LME Zinc Base Metal 1 3/2025 USD 74,397 (4,052)
LME Zinc Base Metal 2 3/2025 USD 149,007 (1,222)
LME Zinc Base Metal 2 3/2025 USD 148,825 (2,401)
LME Zinc Base Metal 4 3/2025 USD 297,739 (12,602)
LME Zinc Base Metal 5 3/2025 USD 372,313 (5,733)
LME Zinc Base Metal 6 3/2025 USD 446,909 (9,919)
LME Zinc Base Metal 6 3/2025 USD 446,009 (21,545)
LME Zinc Base Metal 7 3/2025 USD 521,063 1,473
LME Zinc Base Metal 9 3/2025 USD 669,013 (25,118)
LME Zinc Base Metal 10 3/2025 USD 743,348 (30,063)

Consolidated Schedule of Investments
December 31, 2024
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 77 3/2025 USD $ 5,737,155 $ (155,732)
Long Gilt 215 3/2025 GBP 24,875,629 (572,456)
MSCI Emerging Markets Index 40 3/2025 USD 2,147,600 (79,579)
NASDAQ 100 E-Mini Index 15 3/2025 USD 6,367,950 (218,574)
Nikkei 225 Index 9 3/2025 JPY 2,282,246 34,715
Palladium 5 3/2025 USD 454,900 (57,138)
S&P Midcap 400 E-Mini Index 30 3/2025 USD 9,440,100 (427,853)
Soybean 189 3/2025 USD 9,549,225 106,202
Soybean Meal 70 3/2025 USD 2,218,300 128,812
TOPIX Index 47 3/2025 JPY 8,323,461 163,590
U.S. Treasury 2 Year Note 1,310 3/2025 USD 269,358,516 (485,529)
U.S. Treasury 5 Year Note 271 3/2025 USD 28,812,805 (234,774)
Platinum 6 4/2025 USD 273,150 (2,917)
3 Month Euro Euribor 263 6/2025 EUR 66,727,968 (6,402)
3 Month SARON 8 6/2025 CHF 2,201,642 4,171
90-Day New Zealand Bill 9 6/2025 NZD 4,993,758 3,068
3 Month CORRA 67 9/2025 CAD 11,336,212 16,533
3 Month Euro Euribor 251 9/2025 EUR 63,745,095 (7,585)
3 Month SARON 35 9/2025 CHF 9,650,019 22,666
90-Day New Zealand Bill 3 9/2025 NZD 1,665,237 388
3 Month CORRA 46 12/2025 CAD 7,787,471 15,503
3 Month Euro Euribor 249 12/2025 EUR 63,256,511 (10,689)
3 Month SARON 21 12/2025 CHF 5,792,036 17,565
90-Day Australian Bank Bill 9 12/2025 AUD 5,520,727 610
90-Day New Zealand Bill 1 12/2025 NZD 555,079 216
3 Month CORRA 28 3/2026 CAD 4,741,661 1,428
3 Month Euro Euribor 224 3/2026 EUR 56,893,854 (9,765)
3 Month SARON 21 3/2026 CHF 5,791,169 13,875
3 Month SARON 9 6/2026 CHF 2,480,566 1,595
3 Month SOFR 7 9/2026 USD 1,681,050 554
3 Month SONIA 33 9/2026 GBP 9,915,564 (1,069)
3 Month SOFR 6 12/2026 USD 1,440,825 55
3 Month SONIA 31 12/2026 GBP 9,317,047 229
3 Month SOFR 6 3/2027 USD 1,440,600 (351)
3 Month SONIA 31 3/2027 GBP 9,319,957 247
3 Month SOFR 14 6/2027 USD 3,360,875 (3,563)
3 Month SONIA 32 6/2027 GBP 9,622,604 (317)
Total of long contracts (5,165,351)
Short Contracts
Brent Crude Oil (27) 1/2025 USD (2,015,280) (6,059)
CAC 40 10 Euro Index (104) 1/2025 EUR (7,955,204) (12,528)
IFSC NIFTY 50 Index (227) 1/2025 USD (10,791,353) 73,509
LME Aluminum Base Metal (1) 1/2025 USD (63,256) 3,193
LME Aluminum Base Metal (2) 1/2025 USD (126,220) 5,612
LME Aluminum Base Metal (3) 1/2025 USD (190,236) 1,631
LME Aluminum Base Metal (4) 1/2025 USD (253,856) 9,332
LME Aluminum Base Metal (5) 1/2025 USD (317,385) 12,165
LME Aluminum Base Metal (5) 1/2025 USD (316,389) 6,254
LME Aluminum Base Metal (8) 1/2025 USD (507,296) 12,680
LME Aluminum Base Metal (8) 1/2025 USD (507,156) 12,020
LME Aluminum Base Metal (8) 1/2025 USD (508,224) 25,756
LME Aluminum Base Metal (10) 1/2025 USD (634,900) 33,070
LME Aluminum Base Metal (16) 1/2025 USD (1,014,592) 11,820
LME Aluminum Base Metal (17) 1/2025 USD (1,079,551) 34,573
LME Aluminum Base Metal (22) 1/2025 USD (1,393,139) 29,402
LME Aluminum Base Metal (24) 1/2025 USD (1,524,972) 59,122
LME Copper Base Metal (2) 1/2025 USD (432,634) 65,961

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (2) 1/2025 USD $ (439,743) $ 57,952
LME Copper Base Metal (3) 1/2025 USD (652,031) 65,561
LME Copper Base Metal (4) 1/2025 USD (868,448) 82,975
LME Copper Base Metal (4) 1/2025 USD (867,323) 87,893
LME Copper Base Metal (5) 1/2025 USD (1,084,154) 116,948
LME Copper Base Metal (5) 1/2025 USD (1,086,968) 110,439
LME Copper Base Metal (5) 1/2025 USD (1,084,154) 101,914
LME Copper Base Metal (7) 1/2025 USD (1,520,012) 147,483
LME Copper Base Metal (11) 1/2025 USD (2,391,851) 236,382
LME Copper Base Metal (11) 1/2025 USD (2,382,672) 285,895
LME Lead Base Metal (1) 1/2025 USD (48,349) 3,199
LME Lead Base Metal (2) 1/2025 USD (96,560) 6,127
LME Lead Base Metal (3) 1/2025 USD (144,378) 16,339
LME Lead Base Metal (3) 1/2025 USD (144,839) 10,514
LME Lead Base Metal (4) 1/2025 USD (192,823) 17,109
LME Lead Base Metal (4) 1/2025 USD (193,119) 12,842
LME Lead Base Metal (4) 1/2025 USD (192,950) 13,814
LME Lead Base Metal (4) 1/2025 USD (193,119) 14,225
LME Lead Base Metal (12) 1/2025 USD (576,153) 60,978
LME Lead Base Metal (12) 1/2025 USD (579,357) 42,289
LME Nickel Base Metal (1) 1/2025 USD (91,070) 5,165
LME Nickel Base Metal (1) 1/2025 USD (91,123) 4,712
LME Nickel Base Metal (1) 1/2025 USD (91,139) 16,138
LME Nickel Base Metal (1) 1/2025 USD (91,088) 4,572
LME Nickel Base Metal (2) 1/2025 USD (181,456) 35,654
LME Nickel Base Metal (3) 1/2025 USD (271,997) 49,834
LME Nickel Base Metal (3) 1/2025 USD (272,521) 39,770
LME Nickel Base Metal (5) 1/2025 USD (453,719) 74,642
LME Nickel Base Metal (6) 1/2025 USD (544,588) 87,676
LME Nickel Base Metal (6) 1/2025 USD (544,984) 87,338
LME Zinc Base Metal (1) 1/2025 USD (74,946) 4,042
LME Zinc Base Metal (1) 1/2025 USD (74,060) 4,240
LME Zinc Base Metal (1) 1/2025 USD (73,919) 3,740
LME Zinc Base Metal (1) 1/2025 USD (74,011) 1,435
LME Zinc Base Metal (1) 1/2025 USD (74,052) 3,896
LME Zinc Base Metal (2) 1/2025 USD (148,250) 4,161
LME Zinc Base Metal (2) 1/2025 USD (147,879) 8,153
LME Zinc Base Metal (3) 1/2025 USD (222,033) 3,528
LME Zinc Base Metal (13) 1/2025 USD (961,899) 36,681
MSCI Singapore Index (127) 1/2025 SGD (3,472,936) 2,854
Natural Gas (8) 1/2025 USD (290,640) (36,659)
NY Harbor ULSD (114) 1/2025 USD (11,090,923) (455,205)
RBOB Gasoline (87) 1/2025 USD (7,341,617) (230,931)
100 oz Gold (12) 2/2025 USD (3,169,200) (11,890)
LME Aluminum Base Metal (1) 2/2025 USD (63,671) 352
LME Aluminum Base Metal (2) 2/2025 USD (127,341) (2,347)
LME Aluminum Base Metal (3) 2/2025 USD (191,012) 1,205
LME Aluminum Base Metal (6) 2/2025 USD (381,873) 11,698
LME Aluminum Base Metal (6) 2/2025 USD (381,993) 15,585
LME Aluminum Base Metal (9) 2/2025 USD (572,641) 21,344
LME Aluminum Base Metal (12) 2/2025 USD (763,431) 29,965
LME Aluminum Base Metal (18) 2/2025 USD (1,145,412) 47,134
LME Aluminum Base Metal (20) 2/2025 USD (1,272,240) 32,725
LME Copper Base Metal (1) 2/2025 USD (217,841) 10,432
LME Copper Base Metal (1) 2/2025 USD (217,866) 5,475
LME Copper Base Metal (1) 2/2025 USD (217,611) 25,960
LME Copper Base Metal (1) 2/2025 USD (218,236) 8,011

Consolidated Schedule of Investments
December 31, 2024
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (4) 2/2025 USD $ (872,667) $ 32,769
LME Copper Base Metal (5) 2/2025 USD (1,088,396) 98,616
LME Copper Base Metal (6) 2/2025 USD (1,305,463) 143,435
LME Copper Base Metal (8) 2/2025 USD (1,743,784) 68,447
LME Copper Base Metal (8) 2/2025 USD (1,742,624) 86,355
LME Copper Base Metal (9) 2/2025 USD (1,958,807) 167,957
LME Lead Base Metal (1) 2/2025 USD (48,405) 2,405
LME Lead Base Metal (1) 2/2025 USD (48,472) 1,900
LME Lead Base Metal (2) 2/2025 USD (96,927) 3,678
LME Lead Base Metal (3) 2/2025 USD (145,365) 6,642
LME Lead Base Metal (3) 2/2025 USD (145,415) 2,449
LME Lead Base Metal (3) 2/2025 USD (145,540) 3,752
LME Lead Base Metal (4) 2/2025 USD (193,857) 9,132
LME Lead Base Metal (7) 2/2025 USD (339,024) 12,121
LME Lead Base Metal (10) 2/2025 USD (484,133) 25,804
LME Nickel Base Metal (1) 2/2025 USD (91,221) 7,713
LME Nickel Base Metal (1) 2/2025 USD (91,421) 3,896
LME Nickel Base Metal (1) 2/2025 USD (91,193) 6,215
LME Nickel Base Metal (2) 2/2025 USD (182,610) 7,353
LME Nickel Base Metal (3) 2/2025 USD (274,465) 15,457
LME Nickel Base Metal (4) 2/2025 USD (365,275) 10,557
LME Nickel Base Metal (4) 2/2025 USD (364,829) 22,399
LME Nickel Base Metal (4) 2/2025 USD (365,616) 18,972
LME Nickel Base Metal (4) 2/2025 USD (365,165) 18,154
LME Nickel Base Metal (5) 2/2025 USD (456,936) 19,620
LME Zinc Base Metal (1) 2/2025 USD (74,277) (1,080)
LME Zinc Base Metal (1) 2/2025 USD (74,335) 839
LME Zinc Base Metal (3) 2/2025 USD (223,004) 908
LME Zinc Base Metal (3) 2/2025 USD (223,079) (1,838)
LME Zinc Base Metal (4) 2/2025 USD (297,148) (4,880)
LME Zinc Base Metal (5) 2/2025 USD (370,749) 9,656
LME Zinc Base Metal (6) 2/2025 USD (445,782) (12,450)
LME Zinc Base Metal (8) 2/2025 USD (593,600) 13,349
LME Zinc Base Metal (9) 2/2025 USD (667,499) 25,170
Australia 3 Year Bond (60) 3/2025 AUD (3,942,214) 10,937
Canada 10 Year Bond (121) 3/2025 CAD (10,325,131) (6,922)
Coffee 'C' (17) 3/2025 USD (2,038,406) (152,155)
Copper (14) 3/2025 USD (1,409,275) 10,763
Cotton No. 2 (12) 3/2025 USD (410,400) (3,165)
DAX Index (2) 3/2025 EUR (1,038,543) 21,800
DJIA CBOT E-Mini Index (35) 3/2025 USD (7,502,775) 237,345
Euro STOXX 50 Index (146) 3/2025 EUR (7,381,736) 112,913
Euro-Bobl (2) 3/2025 EUR (244,046) 128
Euro-Bund (525) 3/2025 EUR (72,475,058) 901,341
Euro-Buxl (1) 3/2025 EUR (136,939) (540)
Euro-Schatz (111) 3/2025 EUR (12,298,766) 30,762
FTSE 100 Index (109) 3/2025 GBP (11,162,873) 117,242
Japan 10 Year Bond (44) 3/2025 JPY (39,745,273) 71,950
KC HRW Wheat (123) 3/2025 USD (3,439,388) 14,877
LME Aluminum Base Metal (2) 3/2025 USD (127,774) 2,196
LME Aluminum Base Metal (2) 3/2025 USD (127,731) (947)
LME Aluminum Base Metal (2) 3/2025 USD (127,786) 2,708
LME Aluminum Base Metal (2) 3/2025 USD (127,780) 1,514
LME Aluminum Base Metal (3) 3/2025 USD (191,672) 915
LME Aluminum Base Metal (3) 3/2025 USD (191,372) 657
LME Aluminum Base Metal (5) 3/2025 USD (319,146) 7,814
LME Aluminum Base Metal (7) 3/2025 USD (446,735) 14,369

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (7) 3/2025 USD $ (447,059) $ 7,877
LME Aluminum Base Metal (12) 3/2025 USD (765,321) 17,418
LME Aluminum Base Metal (12) 3/2025 USD (765,576) 18,388
LME Aluminum Base Metal (13) 3/2025 USD (830,365) 17,950
LME Copper Base Metal (1) 3/2025 USD (218,849) 6,526
LME Copper Base Metal (1) 3/2025 USD (219,063) 4,842
LME Copper Base Metal (1) 3/2025 USD (218,457) 8,850
LME Copper Base Metal (1) 3/2025 USD (218,843) 5,931
LME Copper Base Metal (1) 3/2025 USD (218,634) 11,203
LME Copper Base Metal (2) 3/2025 USD (438,400) 6,445
LME Copper Base Metal (2) 3/2025 USD (437,860) 9,725
LME Copper Base Metal (4) 3/2025 USD (873,970) 39,718
LME Copper Base Metal (6) 3/2025 USD (1,310,531) 53,117
LME Copper Base Metal (7) 3/2025 USD (1,530,687) 77,846
LME Copper Base Metal (8) 3/2025 USD (1,747,090) 69,282
LME Copper Base Metal (12) 3/2025 USD (2,624,910) 99,363
LME Copper Base Metal (120) 3/2025 USD (26,262,600) 1,037,094
LME Lead Base Metal (1) 3/2025 USD (48,732) 1,260
LME Lead Base Metal (3) 3/2025 USD (146,400) (383)
LME Lead Base Metal (3) 3/2025 USD (146,111) 3,771
LME Lead Base Metal (3) 3/2025 USD (146,111) 1,961
LME Lead Base Metal (3) 3/2025 USD (146,073) 2,189
LME Lead Base Metal (4) 3/2025 USD (194,149) 14,849
LME Lead Base Metal (4) 3/2025 USD (194,389) 12,029
LME Lead Base Metal (4) 3/2025 USD (194,450) 11,583
LME Lead Base Metal (5) 3/2025 USD (242,544) 15,309
LME Lead Base Metal (5) 3/2025 USD (242,611) 19,165
LME Lead Base Metal (5) 3/2025 USD (242,578) 17,041
LME Lead Base Metal (37) 3/2025 USD (1,802,030) 84,866
LME Nickel Base Metal (1) 3/2025 USD (91,968) 63
LME Nickel Base Metal (1) 3/2025 USD (91,916) (354)
LME Nickel Base Metal (2) 3/2025 USD (183,216) 10,614
LME Nickel Base Metal (2) 3/2025 USD (183,754) 1,684
LME Nickel Base Metal (2) 3/2025 USD (183,251) 8,571
LME Nickel Base Metal (3) 3/2025 USD (275,399) 5,932
LME Nickel Base Metal (3) 3/2025 USD (275,469) (1,147)
LME Nickel Base Metal (4) 3/2025 USD (366,846) 15,703
LME Nickel Base Metal (4) 3/2025 USD (367,026) 18,522
LME Nickel Base Metal (4) 3/2025 USD (366,364) 17,968
LME Nickel Base Metal (4) 3/2025 USD (366,570) 17,898
LME Nickel Base Metal (4) 3/2025 USD (366,914) 11,794
LME Nickel Base Metal (52) 3/2025 USD (4,774,642) 207,926
LME Zinc Base Metal (1) 3/2025 USD (74,347) 3,150
LME Zinc Base Metal (1) 3/2025 USD (74,397) 4,125
LME Zinc Base Metal (1) 3/2025 USD (74,450) 907
LME Zinc Base Metal (2) 3/2025 USD (149,007) 1,187
LME Zinc Base Metal (2) 3/2025 USD (148,825) 2,344
LME Zinc Base Metal (4) 3/2025 USD (297,739) 12,074
LME Zinc Base Metal (4) 3/2025 USD (298,034) 3,235
LME Zinc Base Metal (5) 3/2025 USD (372,313) 5,361
LME Zinc Base Metal (6) 3/2025 USD (446,909) 7,399
LME Zinc Base Metal (6) 3/2025 USD (446,009) 20,149
LME Zinc Base Metal (7) 3/2025 USD (521,063) 2,167
LME Zinc Base Metal (9) 3/2025 USD (669,013) 24,710
LME Zinc Base Metal (10) 3/2025 USD (743,348) 30,023
MSCI EAFE Index (14) 3/2025 USD (1,587,250) 36,056
Russell 2000 E-Mini Index (8) 3/2025 USD (899,920) 3,139

Consolidated Schedule of Investments
December 31, 2024
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
S&P 500 E-Mini Index (167) 3/2025 USD $ (49,563,513) $ 1,362,363
S&P/TSX 60 Index (10) 3/2025 CAD (2,066,298) (5,963)
SET50 Index (719) 3/2025 THB (3,810,626) (23,095)
Silver (30) 3/2025 USD (4,386,300) 264,536
Soybean Oil (45) 3/2025 USD (1,089,720) 10,751
SPI 200 Index (158) 3/2025 AUD (19,920,658) 378,135
U.S. Treasury 10 Year Note (609) 3/2025 USD (66,228,750) 1,299,897
U.S. Treasury Long Bond (37) 3/2025 USD (4,207,594) 80,309
U.S. Treasury Ultra Bond (18) 3/2025 USD (2,134,688) 67,905
Wheat (219) 3/2025 USD (6,038,925) 177,262
Aluminum (1) 4/2025 USD (63,763) 183
90-Day Australian Bank Bill (4) 6/2025 AUD (2,452,398) (425)
3 Month SOFR (36) 9/2025 USD (8,635,950) (2,193)
3 Month SONIA (54) 9/2025 GBP (16,172,232) 15,315
90-Day Australian Bank Bill (21) 9/2025 AUD (12,879,179) (5,070)
Platinum (5) 10/2025 JPY (74,407) 1,033
3 Month SOFR (48) 12/2025 USD (11,523,000) 4,216
3 Month SONIA (47) 12/2025 GBP (14,094,219) 10,006
ECX Emission (33) 12/2025 EUR (2,495,363) (111,383)
Phelix De Base Electricity (1) 12/2025 EUR (805,866) (11,929)
3 Month SOFR (51) 3/2026 USD (12,246,375) 9,266
3 Month SONIA (58) 3/2026 GBP (17,411,018) 11,727
90-Day Australian Bank Bill (19) 3/2026 AUD (11,655,154) (209)
3 Month CORRA (7) 6/2026 CAD (1,185,598) (1,221)
3 Month Euro Euribor (212) 6/2026 EUR (53,818,519) 28,858
3 Month SOFR (22) 6/2026 USD (5,283,575) 3,155
3 Month SONIA (47) 6/2026 GBP (14,116,284) 3,249
3 Month Euro Euribor (204) 9/2026 EUR (51,761,217) 35,548
3 Month Euro Euribor (185) 12/2026 EUR (46,921,156) 36,805
3 Month Euro Euribor (205) 3/2027 EUR (51,969,825) 47,054
Total of short contracts 9,873,950
Net unrealized appreciation $ 4,708,599
Forward foreign currency exchange contracts outstanding as of December 31, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
BRL 2,070,499 USD 329,544 CITI
**
3/19/2025 $ 1,237
BRL 2,070,501 USD 329,543 JPMC
**
3/19/2025 1,239
COP 15,887,257,176 USD 3,546,001 CITI
**
3/19/2025 23,533
COP 15,887,257,177 USD 3,545,984 JPMC
**
3/19/2025 23,549
CZK 1 USD –
(a)
JPMC 3/19/2025 –
HUF 5,000,000 USD 12,514 CITI 3/19/2025 26
HUF 5,000,000 USD 12,514 JPMC 3/19/2025 26
ILS 15,321,000 USD 4,193,041 CITI 3/19/2025 29,475
ILS 15,321,000 USD 4,193,020 JPMC 3/19/2025 29,497
JPY 99,999,999 USD 639,291 CITI 3/19/2025 1,844
JPY 100,000,001 USD 639,288 JPMC 3/19/2025 1,847
PHP 113,125,000 USD 1,927,079 CITI
**
3/19/2025 8,336
PHP 113,125,000 USD 1,927,063 JPMC
**
3/19/2025 8,353
THB 50,360,120 USD 1,463,579 CITI 3/19/2025 20,822
THB 50,360,118 USD 1,463,572 JPMC 3/19/2025 20,830
USD 16,790,608 AUD 26,226,009 CITI 3/19/2025 556,237

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 16,790,692 AUD 26,226,009 JPMC 3/19/2025 $ 556,321
USD 2,509,261 BRL 15,439,964 CITI
**
3/19/2025 42,589
USD 2,509,274 BRL 15,439,963 JPMC
**
3/19/2025 42,601
USD 27,227,578 CAD 38,250,945 CITI 3/19/2025 542,960
USD 27,227,722 CAD 38,250,956 JPMC 3/19/2025 543,096
USD 35,347,236 CHF 31,121,784 CITI 3/19/2025 765,266
USD 35,347,413 CHF 31,121,784 JPMC 3/19/2025 765,443
USD 2,481,464 CLP 2,444,921,360 CITI
**
3/19/2025 25,305
USD 2,481,476 CLP 2,444,921,360 JPMC
**
3/19/2025 25,319
USD 26,927,960 CNY 194,757,219 CITI
**
3/19/2025 338,652
USD 26,928,095 CNY 194,757,218 JPMC
**
3/19/2025 338,787
USD 13,232,404 CZK 316,848,000 CITI 3/19/2025 191,507
USD 13,232,470 CZK 316,847,998 JPMC 3/19/2025 191,572
USD 35,400,665 EUR 33,638,091 CITI 3/19/2025 441,572
USD 35,400,851 EUR 33,638,100 JPMC 3/19/2025 441,750
USD 11,451,235 GBP 9,085,087 CITI 3/19/2025 84,069
USD 11,451,296 GBP 9,085,090 JPMC 3/19/2025 84,127
USD 1,510,711 HUF 593,750,000 CITI 3/19/2025 21,617
USD 1,510,718 HUF 593,750,000 JPMC 3/19/2025 21,626
USD 1,828,225 IDR 29,500,000,000 CITI
**
3/19/2025 17,131
USD 1,828,234 IDR 29,500,000,000 JPMC
**
3/19/2025 17,141
USD 3,561,115 INR 305,062,500 CITI
**
3/19/2025 23,945
USD 3,561,132 INR 305,062,500 JPMC
**
3/19/2025 23,964
USD 5,370,999 JPY 805,973,740 CITI 3/19/2025 203,617
USD 5,371,026 JPY 805,973,739 JPMC 3/19/2025 203,643
USD 7,021,208 KRW 9,803,450,987 CITI
**
3/19/2025 366,901
USD 7,021,243 KRW 9,803,450,988 JPMC
**
3/19/2025 366,935
USD 7,220,954 MXN 149,000,002 CITI 3/19/2025 163,644
USD 7,220,990 MXN 149,000,000 JPMC 3/19/2025 163,680
USD 5,287,336 NOK 58,843,951 CITI 3/19/2025 119,030
USD 5,287,363 NOK 58,843,959 JPMC 3/19/2025 119,056
USD 31,739,753 NZD 54,038,294 CITI 3/19/2025 1,480,253
USD 31,740,738 NZD 54,038,303 JPMC 3/19/2025 1,481,234
USD 68,923 PEN 257,706 CITI
**
3/19/2025 485
USD 68,923 PEN 257,706 JPMC
**
3/19/2025 485
USD 8,716,028 PLN 35,776,603 CITI 3/19/2025 78,193
USD 8,716,072 PLN 35,776,604 JPMC 3/19/2025 78,236
USD 14,921,505 SEK 162,518,235 CITI 3/19/2025 172,283
USD 14,921,580 SEK 162,518,240 JPMC 3/19/2025 172,358
USD 19,839,546 SGD 26,544,499 CITI 3/19/2025 343,444
USD 19,839,647 SGD 26,544,501 JPMC 3/19/2025 343,543
USD 39,327 THB 1,333,377 CITI 3/19/2025 25
USD 39,327 THB 1,333,375 JPMC 3/19/2025 25
USD 15,283 TWD 500,000 CITI
**
3/19/2025 45
USD 15,283 TWD 500,000 JPMC
**
3/19/2025 45
USD 4,400,140 ZAR 80,479,501 CITI 3/19/2025 164,602
USD 4,400,162 ZAR 80,479,499 JPMC 3/19/2025 164,624
Total unrealized appreciation 12,459,597
AUD 23,110,411 USD 14,950,598 CITI 3/19/2025 (644,838)
AUD 23,110,411 USD 14,944,348 JPMC 3/19/2025 (638,587)
BRL 30,274,486 USD 5,096,421 CITI
**
3/19/2025 (259,800)
BRL 30,274,486 USD 5,096,396 JPMC
**
3/19/2025 (259,775)
CAD 11,876,404 USD 8,491,900 CITI 3/19/2025 (206,685)
CAD 11,876,415 USD 8,491,866 JPMC 3/19/2025 (206,643)
CHF 9,544,812 USD 10,799,928 CITI 3/19/2025 (193,903)
CHF 9,544,811 USD 10,799,873 JPMC 3/19/2025 (193,849)
CLP 4,935,319,822 USD 5,051,821 CITI
**
3/19/2025 (93,819)
CLP 4,935,319,822 USD 5,051,796 JPMC
**
3/19/2025 (93,793)

Consolidated Schedule of Investments
December 31, 2024
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CNY 70,548,403 USD 9,729,079 CITI
**
3/19/2025 $ (97,429)
CNY 70,548,402 USD 9,729,003 JPMC
**
3/19/2025 (97,354)
COP 4,649,015,324 USD 1,050,093 CITI
**
3/19/2025 (5,558)
COP 4,649,015,323 USD 1,050,088 JPMC
**
3/19/2025 (5,551)
CZK 84,250,001 USD 3,513,120 CITI 3/19/2025 (45,540)
CZK 84,249,998 USD 3,513,102 JPMC 3/19/2025 (45,523)
EUR 23,186,989 USD 24,398,625 CITI 3/19/2025 (301,060)
EUR 23,186,997 USD 24,398,512 JPMC 3/19/2025 (300,938)
GBP 13,236,530 USD 16,770,464 CITI 3/19/2025 (209,057)
GBP 13,236,532 USD 16,770,383 JPMC 3/19/2025 (208,973)
HUF 1,740,617,166 USD 4,412,649 CITI 3/19/2025 (47,277)
HUF 1,740,617,167 USD 4,412,627 JPMC 3/19/2025 (47,255)
IDR 10,616,975,790 USD 662,937 CITI
**
3/19/2025 (11,129)
IDR 10,616,975,790 USD 662,932 JPMC
**
3/19/2025 (11,124)
ILS 29,798,500 USD 8,283,541 CITI 3/19/2025 (70,980)
ILS 29,798,500 USD 8,283,500 JPMC 3/19/2025 (70,939)
INR 1,727,299,000 USD 20,315,155 CITI
**
3/19/2025 (287,298)
INR 1,727,299,000 USD 20,315,054 JPMC
**
3/19/2025 (287,196)
JPY 4,027,811,150 USD 26,767,525 CITI 3/19/2025 (943,802)
JPY 4,027,811,148 USD 26,767,391 JPMC 3/19/2025 (943,667)
KRW 7,750,000,002 USD 5,479,359 CITI
**
3/19/2025 (218,876)
KRW 7,750,000,002 USD 5,479,311 JPMC
**
3/19/2025 (218,828)
MXN 134,366,502 USD 6,454,861 CITI 3/19/2025 (90,659)
MXN 134,366,499 USD 6,454,828 JPMC 3/19/2025 (90,626)
NOK 261,866,240 USD 23,599,393 CITI 3/19/2025 (599,495)
NOK 261,866,249 USD 23,599,276 JPMC 3/19/2025 (599,377)
NZD 12,048,688 USD 6,953,553 CITI 3/19/2025 (206,721)
NZD 12,048,697 USD 6,953,523 JPMC 3/19/2025 (206,687)
PEN 1,795,000 USD 480,495 CITI
**
3/19/2025 (3,799)
PEN 1,795,000 USD 480,493 JPMC
**
3/19/2025 (3,796)
PHP 55,000,000 USD 944,483 CITI
**
3/19/2025 (3,508)
PHP 55,000,000 USD 944,479 JPMC
**
3/19/2025 (3,503)
PLN 12,527,191 USD 3,059,244 CITI 3/19/2025 (34,702)
PLN 12,527,191 USD 3,059,228 JPMC 3/19/2025 (34,687)
SEK 69,935,320 USD 6,422,586 CITI 3/19/2025 (75,658)
SEK 69,935,324 USD 6,422,554 JPMC 3/19/2025 (75,626)
SGD 1,471,814 USD 1,099,375 CITI 3/19/2025 (18,374)
SGD 1,471,816 USD 1,099,349 JPMC 3/19/2025 (18,347)
TWD 642,402,978 USD 19,917,678 CITI
**
3/19/2025 (339,066)
TWD 642,402,977 USD 19,917,677 JPMC
**
3/19/2025 (339,065)
USD 1,125,862 BRL 7,062,326 CITI
**
3/19/2025 (2,409)
USD 1,125,868 BRL 7,062,328 JPMC
**
3/19/2025 (2,403)
USD 2,220,280 CAD 3,189,000 CITI 3/19/2025 (4,429)
USD 2,220,291 CAD 3,189,000 JPMC 3/19/2025 (4,418)
USD 350,540 CLP 350,000,000 CITI
**
3/19/2025 (1,068)
USD 350,542 CLP 350,000,000 JPMC
**
3/19/2025 (1,068)
USD 22,439 COP 100,000,000 CITI
**
3/19/2025 (29)
USD 22,439 COP 100,000,000 JPMC
**
3/19/2025 (29)
USD 82,279 CZK 2,000,000 CITI 3/19/2025 (38)
USD 82,279 CZK 2,000,000 JPMC 3/19/2025 (37)
USD 687,851 HUF 275,000,000 CITI 3/19/2025 (1,833)
USD 687,854 HUF 275,000,000 JPMC 3/19/2025 (1,831)
USD 489,168 IDR 8,000,000,000 CITI
**
3/19/2025 (1,975)
USD 489,171 IDR 8,000,000,000 JPMC
**
3/19/2025 (1,973)
USD 635,465 ILS 2,317,000 CITI 3/19/2025 (3,108)
USD 635,468 ILS 2,317,000 JPMC 3/19/2025 (3,104)
USD 289,113 INR 24,937,500 CITI
**
3/19/2025 (34)
USD 289,115 INR 24,937,500 JPMC
**
3/19/2025 (33)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 236,936 KRW 350,000,000 CITI
**
3/19/2025 $ (635)
USD 236,937 KRW 350,000,000 JPMC
**
3/19/2025 (633)
USD 204,056 PEN 773,117 CITI
**
3/19/2025 (1,260)
USD 204,081 PEN 773,117 JPMC
**
3/19/2025 (1,235)
USD 4,680,631 PHP 276,466,500 CITI
**
3/19/2025 (49,336)
USD 4,680,664 PHP 276,466,500 JPMC
**
3/19/2025 (49,303)
USD 673,552 PLN 2,793,001 CITI 3/19/2025 (785)
USD 673,555 PLN 2,792,999 JPMC 3/19/2025 (781)
USD 615,043 THB 21,166,625 CITI 3/19/2025 (8,860)
USD 615,046 THB 21,166,625 JPMC 3/19/2025 (8,856)
ZAR 174,200,000 USD 9,491,607 CITI 3/19/2025 (323,673)
ZAR 174,199,998 USD 9,491,560 JPMC 3/19/2025 (323,626)
Total unrealized depreciation (10,809,544)
Net unrealized appreciation $ 1,650,053
** Non-deliverable forward foreign currency exchange contracts.
(a) Represents less than $0.5.
Collateral pledged to, or (received from), each counterparty at December 31, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BARC
Cash $ – $ 857,657 $ 857,657
CITG
Cash – 8,317,341 8,317,341
CITI
Cash (373,498) – (373,498)
Investment Companies 2,136,870 – 2,136,870
GSCO
Cash – 2,683,749 2,683,749
GSIN
U.S. Treasury Bills 8,331,747 – 8,331,747
JPMC
Cash (16,747) – (16,747)
Investment Companies 3,097,636 – 3,097,636
JPMS
Cash – 17,709,630 17,709,630
MLIN
Cash 223,112 – 223,112
U.S. Treasury Inflation Linked Notes 11,026,141 – 11,026,141
MSCL
Cash – 1,815,321 1,815,321

Consolidated Schedule of Investments
December 31, 2024
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 174,826 $ 174,826
JPPC
Cash – 1,984,633 1,984,633
MSCL
Cash – 5,534,647 5,534,647

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2024
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 149.5%
COMMON STOCKS - 67.0%
Communication Services - 2 .6%
Diversified Telecommunication Services - 0 .6%
AT&T, Inc. (a)
99,627 2,268,507
Deutsche Telekom AG (Registered)
(Germany) (2)(a) 90,988 2,726,283
Elisa OYJ (Finland) (a)
3,344 144,790
HKT Trust & HKT Ltd. (Hong Kong)
(2)(a) 134,000 165,493
Iridium Communications, Inc. (a)(b)
39,166 1,136,597
Koninklijke KPN NV (Netherlands)
(2)(a) 59,526 217,058
Nippon Telegraph & Telephone
Corp. (Japan) (2)(a) 517,500 516,912
Orange SA (France) (2)(a)
170,775 1,703,964
Quebecor, Inc., Class B (Canada)
(a) 21,591 473,141
Sunrise Communications AG, Class
A, ADR (Switzerland) *(a)(b) 5,109 220,096
Telenor ASA (Norway) (2)(a)
16,542 184,562
9,757,403
Entertainment - 0 .8%
Capcom Co. Ltd. (Japan) (2)(a)
81,200 1,766,387
CTS Eventim AG & Co. KGaA
(Germany) (2)(a) 1,917 162,054
Konami Group Corp. (Japan) (2)(a)
9,900 926,346
Live Nation Entertainment, Inc. *(a)
(b) 4,516 584,822
Madison Square Garden Sports
Corp., Class A *(a)(b) 530 119,610
Netflix, Inc. *(a)
3,066 2,732,787
Playtika Holding Corp. (a)
35,245 244,600
ROBLOX Corp., Class A *(a)(b)
14,413 833,936
Roku, Inc., Class A *(a)(b)
15,097 1,122,311
Sea Ltd., ADR (Singapore) *(a)
13,742 1,458,026
Square Enix Holdings Co. Ltd.
(Japan) (2)(a) 42,500 1,650,280
Toho Co. Ltd. (Japan) (2)(a)
3,500 136,778
Walt Disney Co. (The) (a)
3,415 380,260
12,118,197
Interactive Media & Services - 0 .2%
Auto Trader Group plc (United
Kingdom) (2)(a)(c) 113,185 1,119,950
Pinterest, Inc., Class A *(a)(b)
26,111 757,219
Scout24 SE (Germany) (2)(a)(c)
3,657 322,690
Snap, Inc., Class A *(a)(b)
110,445 1,189,492
3,389,351
Media - 0 .6%
Comcast Corp., Class A (a)
87,780 3,294,383
CyberAgent, Inc. (Japan) (2)(a)
38,000 261,498
ITV plc (United Kingdom) (2)(a)
128,199 118,512
New York Times Co. (The), Class
A (a) 16,038 834,778
News Corp., Class A (a)
68,384 1,883,295
Publicis Groupe SA (France) (2)(a)
8,840 941,104
INVESTMENTS SHARES VALUE ($)
Media - 0.6% (continued)
TBS Holdings, Inc. (Japan) (2)(a)
35,000 889,527
Trade Desk, Inc. (The), Class A *(a)
(b) 8,437 991,601
9,214,698
Wireless Telecommunication Services - 0 .4%
Freenet AG (Germany) (2)(a)
41,107 1,173,493
KDDI Corp. (Japan) (2)(a)
154,000 4,904,993
Millicom International Cellular SA,
SDR (Guatemala) * 11,155 273,434
6,351,920
Total Communication Services 40,831,569
Consumer Discretionary - 8 .7%
Automobile Components - 0 .7%
Aisin Corp. (Japan) (2)(a)
19,500 217,858
Autoliv, Inc. (Sweden) (a)
13,333 1,250,502
BorgWarner, Inc. (a)(b)
22,107 702,782
Niterra Co. Ltd. (Japan) (2)(a)
70,000 2,230,332
Pirelli & C SpA (Italy) (2)(a)(c)
194,960 1,105,862
Stanley Electric Co. Ltd. (Japan) (2)
(a) 50,600 829,796
Sumitomo Electric Industries Ltd.
(Japan) (2)(a) 99,800 1,784,171
Valeo SE (France) (2)(a)
133,900 1,288,836
Yokohama Rubber Co. Ltd. (The)
(Japan) (2)(a) 86,900 1,859,554
11,269,693
Automobiles - 0 .7%
Ferrari NV (Italy) (2)(a)
3,147 1,342,822
Ford Motor Co. (a)(b)
38,909 385,199
General Motors Co. (a)
24,522 1,306,287
Mercedes-Benz Group AG
(Germany) (2)(a) 57,317 3,195,525
Mitsubishi Motors Corp. (Japan) (2)
(a) 431,600 1,442,292
Renault SA (France) (2)(a)
36,493 1,776,621
Yamaha Motor Co. Ltd. (Japan) (2)
(a) 123,100 1,084,598
10,533,344
Broadline Retail - 0 .6%
Amazon.com, Inc. *(a)
21,673 4,754,840
Dollarama, Inc. (Canada) (a)
1,576 153,801
Prosus NV (China)
50,436 2,003,562
Rakuten Group, Inc. (Japan) (2)*(a)
85,600 461,168
Ryohin Keikaku Co. Ltd. (Japan) (2)
(a) 98,400 2,240,367
9,613,738
Diversified Consumer Services - 0 .2%
Duolingo, Inc., Class A *(a)(b)
1,938 628,358
Graham Holdings Co., Class B (a)
722 629,526
Grand Canyon Education, Inc. *(a)
1,401 229,484
H&R Block, Inc. (a)(b)
12,494 660,183

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Diversified Consumer Services - 0.2% (continued)
Pearson plc (United Kingdom) (2)(a)
98,289 1,576,105
3,723,656
Hotels, Restaurants & Leisure - 2 .2%
Accor SA (France) (2)(a)
3,028 147,275
Aramark (a)(b)
19,603 731,388
Aristocrat Leisure Ltd. (Australia)
(2)(a) 70,608 2,981,815
Booking Holdings, Inc. (a)(b)
589 2,926,399
Carnival Corp. *(a)(b)
38,608 962,111
Chipotle Mexican Grill, Inc., Class
A *(a) 39,460 2,379,438
Compass Group plc (United
Kingdom) (2)(a) 23,316 775,803
Delivery Hero SE (South Korea) *(c)
27,090 761,019
Domino's Pizza, Inc. (a)(b)
540 226,670
DoorDash, Inc., Class A *(a)
10,658 1,787,879
DraftKings, Inc., Class A *(a)(b)
5,074 188,753
Entain plc (United Kingdom) (2)(a)
55,706 478,201
Evolution AB (Sweden) (2)(a)(c)
18,026 1,390,090
Expedia Group, Inc. *(a)
9,626 1,793,613
Flutter Entertainment plc (United
Kingdom) *(a)(b) 2,042 527,755
Hilton Worldwide Holdings, Inc. (a)
(b) 15,313 3,784,761
InterContinental Hotels Group plc
(United Kingdom) (2)(a) 25,762 3,205,403
La Francaise des Jeux SACA
(France) (2)(a)(c) 10,766 414,605
Light & Wonder, Inc. *(a)
10,654 920,293
McDonald's Holdings Co. Japan Ltd.
(Japan) (2)(a) 8,300 326,042
Norwegian Cruise Line Holdings Ltd.
*(a)(b) 33,522 862,521
Penn Entertainment, Inc. *(a)(b)
10,396 206,049
Planet Fitness, Inc., Class A *(a)(b)
2,413 238,573
Skylark Holdings Co. Ltd. (Japan)
(2)(a) 8,100 125,614
Texas Roadhouse, Inc., Class A (a)
(b) 8,856 1,597,888
Travel + Leisure Co. (a)
22,288 1,124,430
Wendy's Co. (The) (a)
71,028 1,157,756
Zensho Holdings Co. Ltd. (Japan)
(2)(a) 32,900 1,863,218
33,885,362
Household Durables - 0 .7%
Electrolux AB, Class B (Sweden)
(2)*(a) 127,623 1,058,620
Garmin Ltd. (a)
9,173 1,892,023
Haseko Corp. (Japan) (2)(a)
12,500 160,660
Lennar Corp., Class A (a)
8,519 1,161,736
Newell Brands, Inc. (a)(b)
29,034 289,179
NVR, Inc. *(a)
137 1,120,509
Panasonic Holdings Corp. (Japan)
(2)(a) 87,400 893,281
Rinnai Corp. (Japan) (2)(a)
7,900 162,396
SharkNinja, Inc. *(a)(b)
4,748 462,265
INVESTMENTS SHARES VALUE ($)
Household Durables - 0.7% (continued)
Sony Group Corp. (Japan) (2)(a)
110,500 2,328,849
Toll Brothers, Inc. (a)
12,089 1,522,610
11,052,128
Leisure Products - 0 .3%
Bandai Namco Holdings, Inc.
(Japan) (2)(a) 71,900 1,714,473
Hasbro, Inc. (a)(b)
29,842 1,668,466
Mattel, Inc. *(a)(b)
43,476 770,830
4,153,769
Specialty Retail - 2 .1%
ABC-Mart, Inc. (Japan) (2)(a)
62,100 1,252,860
Abercrombie & Fitch Co., Class A
*(a) 8,172 1,221,469
AutoNation, Inc. *(a)
2,346 398,445
AutoZone, Inc. *(a)(b)
605 1,937,210
Bath & Body Works, Inc. (a)(b)
13,900 538,903
Carvana Co., Class A *(a)(b)
4,571 929,559
Dick's Sporting Goods, Inc. (a)
1,281 293,144
Fast Retailing Co. Ltd. (Japan) (2)(a)
7,100 2,395,126
Gap, Inc. (The) (a)
33,574 793,354
Home Depot, Inc. (The) (a)
4,651 1,809,192
Industria de Diseno Textil SA (Spain)
(2)(a) 75,687 3,876,988
JB Hi-Fi Ltd. (Australia) (2)(a)
46,861 2,680,965
O'Reilly Automotive, Inc. *(a)
533 632,031
Penske Automotive Group, Inc. (a)
12,192 1,858,548
Ross Stores, Inc. (a)
10,492 1,587,125
Sanrio Co. Ltd. (Japan) (2)(a)
11,700 407,845
Shimamura Co. Ltd. (Japan) (2)(a)
26,600 1,479,241
TJX Cos., Inc. (The) (a)
20,133 2,432,268
USS Co. Ltd. (Japan) (2)(a)
164,900 1,431,406
Zalando SE (Germany) (2)*(a)(c)
113,726 3,804,506
ZOZO, Inc. (Japan) (2)(a)
9,500 292,580
32,052,765
Textiles, Apparel & Luxury Goods - 1 .2%
adidas AG (Germany) (2)(a)
3,638 894,819
Asics Corp. (Japan) (2)(a)
177,200 3,456,779
Brunello Cucinelli SpA (Italy) (2)(a)
3,786 413,580
Deckers Outdoor Corp. *(a)
6,900 1,401,321
Gildan Activewear, Inc. (Canada) (a)
5,470 257,432
Hermes International SCA (France)
(2)(a) 1,942 4,659,580
Pandora A/S (Denmark) (2)(a)
9,149 1,673,860
PVH Corp. (a)
9,543 1,009,172
Ralph Lauren Corp., Class A (a)
5,243 1,211,028
Skechers USA, Inc., Class A *(a)
18,020 1,211,665
Tapestry, Inc. (a)
22,637 1,478,875
Under Armour, Inc., Class A *(a)(b)
110,154 912,075
18,580,186
Total Consumer Discretionary 134,864,641

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Consumer Staples - 3 .5%
Beverages - 0 .6%
Boston Beer Co., Inc. (The), Class
A *(a) 5,016 1,504,700
Carlsberg A/S, Class B (Denmark)
(2)(a) 16,516 1,586,241
Coca-Cola Consolidated, Inc. (a)
2,019 2,543,920
Coca-Cola HBC AG (Italy) (2)(a)
3,258 111,300
Constellation Brands, Inc., Class A
(a)(b) 5,959 1,316,939
Kirin Holdings Co. Ltd. (Japan) (2)
(a) 27,000 350,571
Molson Coors Beverage Co., Class
B (a) 25,337 1,452,317
Royal Unibrew A/S (Denmark) (2)(a)
6,469 455,530
9,321,518
Consumer Staples Distribution & Retail - 1 .3%
Coles Group Ltd. (Australia) (2)(a)
23,904 279,044
Costco Wholesale Corp. (a)
2,689 2,463,850
Empire Co. Ltd., Class A (Canada)
(a) 30,685 936,912
George Weston Ltd. (Canada) (a)
5,969 928,248
Loblaw Cos. Ltd. (Canada) (a)
3,692 485,871
Marks & Spencer Group plc (United
Kingdom) (2)(a) 577,675 2,705,366
Metro, Inc., Class A (Canada) (a)
2,715 170,272
Performance Food Group Co. *(a)
9,694 819,628
Seven & i Holdings Co. Ltd. (Japan)
(2)(a) 13,600 213,216
Sprouts Farmers Market, Inc. *(a)(b)
8,999 1,143,503
Sysco Corp. (a)
11,541 882,425
Tesco plc (United Kingdom) (2)(a)
542,062 2,493,135
US Foods Holding Corp. *(a)
28,279 1,907,701
Walmart, Inc. (a)
57,411 5,187,084
20,616,255
Food Products - 0 .7%
AAK AB (Sweden) (2)(a)
31,502 897,232
Associated British Foods plc (United
Kingdom) (2)(a) 23,999 612,176
Darling Ingredients, Inc. *(a)(b)
9,684 326,254
Flowers Foods, Inc. (a)(b)
22,976 474,684
Ingredion, Inc. (a)
10,803 1,486,061
Lancaster Colony Corp. (a)
2,518 435,966
Lotus Bakeries NV (Belgium) (2)(a)
10 111,931
NH Foods Ltd. (Japan) (2)(a)
25,400 822,003
Nisshin Seifun Group, Inc. (Japan)
(2)(a) 87,600 1,020,976
Pilgrim's Pride Corp. *(a)(b)
21,051 955,505
Tate & Lyle plc (United Kingdom) (a)
50,895 413,832
Toyo Suisan Kaisha Ltd. (Japan) (2)
(a) 32,000 2,170,026
WH Group Ltd. (Hong Kong) (2)(a)
(c) 1,400,000 1,078,889
Yamazaki Baking Co. Ltd. (Japan)
(2)(a) 37,300 694,509
11,500,044
INVESTMENTS SHARES VALUE ($)
Household Products - 0 .3%
Clorox Co. (The) (a)
1,521 247,026
Colgate-Palmolive Co. (a)
28,538 2,594,390
Essity AB, Class B (Sweden) (a)
26,437 706,573
Spectrum Brands Holdings, Inc. (a)
(b) 6,770 571,997
4,119,986
Personal Care Products - 0 .2%
BellRing Brands, Inc. *(a) 35,300 2,659,502
Tobacco - 0 .4%
Altria Group, Inc. (a)
2,292 119,849
Imperial Brands plc (United
Kingdom) (2)(a) 35,752 1,143,308
Japan Tobacco, Inc. (Japan) (2)(a)
9,800 251,398
Philip Morris International, Inc. (a)
35,500 4,272,425
5,786,980
Total Consumer Staples 54,004,285
Energy - 2 .0%
Energy Equipment & Services - 0 .3%
Baker Hughes Co., Class A (a)(b)
5,600 229,712
Halliburton Co. (a)
81,405 2,213,402
TechnipFMC plc (United Kingdom)
(a)(b) 58,052 1,680,025
4,123,139
Oil, Gas & Consumable Fuels - 1 .7%
Cameco Corp. (Canada) (a)
7,529 387,122
Canadian Natural Resources Ltd.
(Canada) (a) 19,674 607,417
Cenovus Energy, Inc. (Canada) (a)
14,574 220,924
Cosmo Energy Holdings Co. Ltd.
(Japan) (2)(a) 9,500 419,382
Coterra Energy, Inc. (a)(b)
64,335 1,643,116
Devon Energy Corp. (a)(b)
17,326 567,080
Enbridge, Inc. (Canada) (a)
34,958 1,483,730
EOG Resources, Inc. (a)
6,828 836,976
Exxon Mobil Corp. (a)(b)
15,559 1,673,682
Gaztransport Et Technigaz SA
(France) (2)(a) 6,632 888,166
Harbour Energy plc (United
Kingdom) (2)(a) 123,939 396,196
Idemitsu Kosan Co. Ltd. (Japan) (2)
(a) 22,700 149,525
Inpex Corp. (Japan) (2)(a)
204,600 2,574,168
Kinder Morgan, Inc. (a)(b)
116,806 3,200,484
Koninklijke Vopak NV (Netherlands)
(2)(a) 21,705 955,349
Marathon Petroleum Corp. (a)
6,430 896,985
Matador Resources Co. (a)
2,679 150,721
PBF Energy, Inc., Class A (a)(b)
11,218 297,838
Pembina Pipeline Corp. (Canada)
(a) 19,466 719,218
Phillips 66 (a)(b)
5,728 652,591
Shell plc (2)(a)
56,841 1,771,791
Targa Resources Corp. (a)
18,245 3,256,733
Texas Pacific Land Corp. (a)(b)
438 484,410

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 1.7% (continued)
Valero Energy Corp. (a)
6,547 802,597
Whitecap Resources, Inc. (Canada)
(a) 110,984 787,531
Williams Cos., Inc. (The) (a)
21,165 1,145,450
26,969,182
Total Energy 31,092,321
Financials - 11 .9%
Banks - 4 .1%
Banca Monte dei Paschi di Siena
SpA (Italy) (2)(a) 249,706 1,770,014
Bank of America Corp. (a)
30,972 1,361,219
Bank OZK (a)
15,704 699,299
Barclays plc (United Kingdom) (2)(a)
564,241 1,887,498
BOC Hong Kong Holdings Ltd.
(China) (2) 221,000 705,683
BOK Financial Corp. (a)(b)
9,485 1,009,678
BPER Banca SpA (Italy) (2)(a)
18,836 120,133
CaixaBank SA (Spain) (2)(a)
143,857 781,025
Canadian Imperial Bank of
Commerce (Canada) (a) 20,126 1,273,128
Citigroup, Inc. (a)
9,963 701,296
Citizens Financial Group, Inc. (a)
63,988 2,800,115
Comerica, Inc. (a)
20,666 1,278,192
Commerce Bancshares, Inc. (a)(b)
27,821 1,733,527
Cullen/Frost Bankers, Inc. (a)(b)
10,416 1,398,348
Danske Bank A/S (Denmark) (2)(a)
11,370 322,370
DBS Group Holdings Ltd.
(Singapore) (2) 19,800 634,500
East West Bancorp, Inc. (a)(b)
4,015 384,476
First Horizon Corp. (a)
32,460 653,744
Fukuoka Financial Group, Inc.
(Japan) (2)(a) 17,900 445,624
Hancock Whitney Corp. (a)
35,631 1,949,728
Huntington Bancshares, Inc. (a)(b)
126,209 2,053,420
International Bancshares Corp. (a)
2,018 127,457
Intesa Sanpaolo SpA (Italy) (2)(a)
448,993 1,800,830
Jyske Bank A/S (Registered)
(Denmark) (2)(a) 2,135 151,641
Kyoto Financial Group, Inc. (Japan)
(2)(a) 46,600 681,573
M&T Bank Corp. (a)(b)
3,867 727,035
Mitsubishi UFJ Financial Group, Inc.
(Japan) (2)(a) 246,100 2,873,145
Mizuho Financial Group, Inc.
(Japan) (2)(a) 65,200 1,591,698
NatWest Group plc (United
Kingdom) (2)(a) 669,256 3,353,813
PNC Financial Services Group, Inc.
(The) (a) 11,362 2,191,162
Popular, Inc.
5,187 487,889
Prosperity Bancshares, Inc. (a)
7,467 562,638
Regions Financial Corp. (a)(b)
11,252 264,647
Societe Generale SA (France) (2)(a)
50,359 1,413,351
Sumitomo Mitsui Financial Group,
Inc. (Japan) (2)(a) 316,100 7,586,477
INVESTMENTS SHARES VALUE ($)
Banks - 4.1% (continued)
Sumitomo Mitsui Trust Group, Inc.
(Japan) (2)(a) 30,700 717,138
Synovus Financial Corp. (a)(b)
27,109 1,388,794
Texas Capital Bancshares, Inc. *(a)
(b) 19,016 1,487,051
Truist Financial Corp. (a)
43,792 1,899,697
UMB Financial Corp. (a)(b)
9,070 1,023,640
UniCredit SpA (Italy) (2)(a)
100,856 4,039,118
United Bankshares, Inc. (a)(b)
3,772 141,639
US Bancorp (a)
31,916 1,526,542
Valley National Bancorp (a)(b)
70,955 642,852
Westpac Banking Corp. (Australia)
(2)(a) 86,648 1,729,580
Wintrust Financial Corp. (a)(b)
3,617 451,076
Zions Bancorp NA (a)
22,626 1,227,461
64,050,961
Capital Markets - 1 .9%
Ameriprise Financial, Inc. (a)(b)
6,757 3,597,629
Amundi SA (France) (2)(a)(c)
3,735 248,567
Azimut Holding SpA (Italy) (2)(a)
29,096 725,097
Banca Generali SpA (Italy) (2)(a)
13,023 606,365
Bank of New York Mellon Corp.
(The) (a)(b) 2,737 210,284
Blackrock, Inc. (a)(b)
1,742 1,785,742
Cboe Global Markets, Inc. (a)(b)
6,388 1,248,215
Charles Schwab Corp. (The) (a)
7,913 585,641
CME Group, Inc. (a)
19,784 4,594,438
Deutsche Bank AG (Registered)
(Germany) (2)(a) 19,536 337,131
Evercore, Inc., Class A (a)
7,910 2,192,573
Federated Hermes, Inc., Class B (a)
49,604 2,039,220
Intermediate Capital Group plc
(United Kingdom) (2)(a) 85,840 2,212,461
Invesco Ltd. (a)
43,061 752,706
Man Group plc (United Kingdom)
(2)(a) 47,573 126,950
MarketAxess Holdings, Inc. (a)(b)
658 148,734
MSCI, Inc., Class A (a)
1,614 968,416
Nomura Holdings, Inc. (Japan) (2)(a)
280,500 1,627,416
Onex Corp. (Canada) (a)
5,352 418,048
Raymond James Financial, Inc. (a)
6,689 1,039,002
Robinhood Markets, Inc., Class A
*(a)(b) 47,353 1,764,373
Stifel Financial Corp. (a)
12,354 1,310,512
UBS Group AG (Registered)
(Switzerland) (2)(a) 13,534 414,367
Virtu Financial, Inc., Class A (a)
7,743 276,270
29,230,157
Consumer Finance - 0 .4%
American Express Co. (a)
5,335 1,583,374
Capital One Financial Corp. (a)
10,693 1,906,776
FirstCash Holdings, Inc. (a)(b)
6,273 649,883
OneMain Holdings, Inc. (a)(b)
20,808 1,084,721
SoFi Technologies, Inc. *(a)(b)
67,993 1,047,092

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Consumer Finance - 0.4% (continued)
Synchrony Financial (a)(b)
1,755 114,075
6,385,921
Financial Services - 1 .3%
Affirm Holdings, Inc., Class A *(a)(b)
30,810 1,876,329
Block, Inc., Class A *(a)
16,246 1,380,748
Corpay, Inc. *(a)(b)
3,657 1,237,602
Essent Group Ltd. (a)
17,378 946,058
Euronet Worldwide, Inc. *(a)
7,996 822,309
EXOR NV (Netherlands) (2)(a)
5,313 487,074
Fidelity National Information
Services, Inc. (a)(b) 16,898 1,364,851
Fiserv, Inc. *(a)(b)
6,675 1,371,179
GMO Payment Gateway, Inc.
(Japan) (2)(a) 8,600 433,385
M&G plc (United Kingdom) (2)(a)
232,368 575,024
Mastercard, Inc., Class A (a)
4,149 2,184,739
MGIC Investment Corp. (a)(b)
34,914 827,811
ORIX Corp. (Japan) (2)(a)
104,100 2,236,473
PayPal Holdings, Inc. *(a)
23,611 2,015,199
Visa, Inc., Class A (a)
4,521 1,428,817
19,187,598
Insurance - 4 .2%
Ageas SA/NV (Belgium) (2)(a)
12,841 624,331
AIA Group Ltd. (Hong Kong) (2)(a)
230,000 1,652,058
Allianz SE (Registered) (Germany)
(2)(a) 8,274 2,543,123
Allstate Corp. (The) (a)
10,145 1,955,854
American International Group, Inc.
(a) 20,739 1,509,799
Aon plc, Class A (a)(b)
874 313,906
Assurant, Inc. (a)
1,900 405,118
Assured Guaranty Ltd. (a)
2,875 258,779
Aviva plc (United Kingdom) (2)(a)
135,572 794,602
AXA SA (France) (2)(a)
8,877 315,929
Axis Capital Holdings Ltd. (a)
20,786 1,842,055
Beazley plc (United Kingdom) (2)(a)
68,604 700,343
Brighthouse Financial, Inc. *(a)
23,274 1,118,083
Chubb Ltd. (a)
7,100 1,961,730
Cincinnati Financial Corp. (a)
8,138 1,169,431
CNA Financial Corp. (a)
5,826 281,804
CNO Financial Group, Inc. (a)
53,705 1,998,363
Fairfax Financial Holdings Ltd.
(Canada) (a) 408 567,672
Fidelity National Financial, Inc. (a)
16,271 913,454
First American Financial Corp. (a)
3,174 198,184
Globe Life, Inc. (a)
13,540 1,509,981
Hanover Insurance Group, Inc.
(The) (a) 1,416 218,999
Hartford Financial Services Group,
Inc. (The) (a) 14,417 1,577,220
iA Financial Corp., Inc. (Canada) (a)
6,082 564,091
Kemper Corp. (a)
4,354 289,280
Loews Corp. (a)
8,512 720,881
Manulife Financial Corp. (Canada)
(a) 22,978 705,909
INVESTMENTS SHARES VALUE ($)
Insurance - 4.2% (continued)
Mapfre SA (Spain) (2)(a)
305,960 775,670
Markel Group, Inc. *(a)(b)
490 845,853
Marsh & McLennan Cos., Inc. (a)
6,788 1,441,839
MetLife, Inc. (a)(b)
19,387 1,587,407
MS&AD Insurance Group Holdings,
Inc. (Japan) (2)(a) 151,000 3,261,225
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (Germany) (a) 3,714 1,873,945
Old Republic International Corp. (a)
19,000 687,610
Poste Italiane SpA (Italy) (2)(a)(c)
120,731 1,707,507
Primerica, Inc. (a)
2,611 708,678
Principal Financial Group, Inc. (a)(b)
7,014 542,954
Progressive Corp. (The) (a)
9,960 2,386,516
Reinsurance Group of America, Inc.
(a) 2,631 562,060
SCOR SE (France) (a)
21,901 536,301
Selective Insurance Group, Inc. (a)
(b) 3,180 297,394
Suncorp Group Ltd. (Australia) (2)(a)
38,552 452,941
Talanx AG (Germany) (2)(a)
4,356 370,484
Tokio Marine Holdings, Inc. (Japan)
(2)(a) 118,000 4,234,799
Travelers Cos., Inc. (The) (a)
12,776 3,077,611
Unipol Gruppo SpA (Italy) (2)(a)
188,984 2,360,128
Unum Group (a)
8,901 650,040
W R Berkley Corp. (a)
29,857 1,747,232
Zurich Insurance Group AG
(Switzerland) (2)(a) 13,852 8,238,693
65,057,866
Total Financials 183,912,503
Health Care - 5 .4%
Biotechnology - 0 .7%
Alnylam Pharmaceuticals, Inc. *(a)
(b) 3,740 880,059
Apellis Pharmaceuticals, Inc. *(a)(b)
21,086 672,854
Argenx SE (Netherlands) (2)*(a)
1,518 937,687
Exact Sciences Corp. *(a)
3,274 183,966
Exelixis, Inc. *(a)
30,845 1,027,139
Gilead Sciences, Inc. (a)
5,000 461,850
GRAIL, Inc. *(a)(b)
14,870 265,430
Grifols SA (Spain) (2)*(a)
63,598 601,004
Incyte Corp. *(a)
7,219 498,616
Natera, Inc. *(a)
14,866 2,353,288
Neurocrine Biosciences, Inc. *(a)
2,783 379,879
Swedish Orphan Biovitrum AB
(Sweden) *(a) 36,712 1,053,195
United Therapeutics Corp. *(a)
4,481 1,581,076
10,896,043
Health Care Equipment & Supplies - 1 .6%
Abbott Laboratories (a)
27,056 3,060,304
Align Technology, Inc. *(a)
4,684 976,661
Asahi Intecc Co. Ltd. (Japan) (2)(a)
8,000 129,802
Becton Dickinson & Co. (a)
7,928 1,798,625

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 1.6% (continued)
Boston Scientific Corp. *(a)
26,846 2,397,885
Cochlear Ltd. (Australia) (2)(a)
2,744 491,391
ConvaTec Group plc (United
Kingdom) (2)(a)(c) 267,033 738,107
Cooper Cos., Inc. (The) *(a)(b)
11,366 1,044,876
Demant A/S (Denmark) (2)*(a)
15,918 585,881
Dexcom, Inc. *(a)
2,169 168,683
Edwards Lifesciences Corp. *(a)(b)
6,686 494,965
Enovis Corp. *(a)
6,293 276,137
Hoya Corp. (Japan) (2)(a)
24,600 3,053,015
Inspire Medical Systems, Inc. *(a)(b)
9,121 1,690,851
Intuitive Surgical, Inc. *(a)
210 109,612
LivaNova plc *(a)
8,012 371,036
Medtronic plc (a)
19,220 1,535,294
Penumbra, Inc. *(a)(b)
1,064 252,679
ResMed, Inc. (a)(b)
5,942 1,358,876
Sonova Holding AG (Registered)
(Switzerland) (2)(a) 3,122 1,020,924
Stryker Corp. (a)
9,405 3,386,270
Ypsomed Holding AG (Registered)
(Switzerland) (2)(a) 1,329 479,747
25,421,621
Health Care Providers & Services - 0 .8%
Alfresa Holdings Corp. (Japan) (2)
(a) 42,600 582,631
Cardinal Health, Inc. (a)
11,667 1,379,856
Centene Corp. *(a)
25,562 1,548,546
Cigna Group (The) (a)(b)
1,254 346,280
DaVita, Inc. *(a)(b)
2,451 366,547
Elevance Health, Inc. (a)(b)
3,250 1,198,925
Encompass Health Corp. (a)
21,825 2,015,539
Ensign Group, Inc. (The) (a)
776 103,099
Fresenius Medical Care AG
(Germany) (2)(a) 3,663 166,779
HCA Healthcare, Inc. (a)(b)
1,936 581,091
McKesson Corp. (a)(b)
2,420 1,379,182
Medipal Holdings Corp. (Japan) (2)
(a) 26,000 391,007
Tenet Healthcare Corp. *(a)
11,590 1,463,006
Universal Health Services, Inc.,
Class B (a) 8,495 1,524,173
13,046,661
Health Care Technology - 0 .4%
Doximity, Inc., Class A *(a)(b)
2,895 154,564
Pro Medicus Ltd. (Australia) (2)(a)
24,410 3,770,675
Veeva Systems, Inc., Class A *(a)
9,434 1,983,498
5,908,737
Life Sciences Tools & Services - 0 .3%
Agilent Technologies, Inc. (a)
5,019 674,253
Illumina, Inc. *(a)(b)
13,087 1,748,816
Medpace Holdings, Inc. *(a)(b)
671 222,926
Mettler-Toledo International, Inc.
*(a)(b) 837 1,024,220
QIAGEN NV (2)*(a)
4,921 220,578
INVESTMENTS SHARES VALUE ($)
Life Sciences Tools & Services - 0.3% (continued)
Sotera Health Co. *(a)(b)
27,005 369,428
4,260,221
Pharmaceuticals - 1 .6%
Astellas Pharma, Inc. (Japan) (2)(a)
34,500 335,020
Bristol-Myers Squibb Co. (a)
39,652 2,242,717
Chugai Pharmaceutical Co. Ltd.
(Japan) (2)(a) 3,000 132,244
Eli Lilly & Co. (a)
1,096 846,112
Intra-Cellular Therapies, Inc. *(a)(b)
4,158 347,276
Ipsen SA (France) (2)(a)
4,949 567,258
Novartis AG (Registered)
(Switzerland) (2)(a) 90,614 8,821,934
Otsuka Holdings Co. Ltd. (Japan)
(2)(a) 31,200 1,697,278
Royalty Pharma plc, Class A (a)
31,996 816,218
Santen Pharmaceutical Co. Ltd.
(Japan) (2)(a) 203,400 2,082,624
Takeda Pharmaceutical Co. Ltd.
(Japan) (2)(a) 146,300 3,872,901
UCB SA (Belgium) (2)(a)
2,420 481,734
Zoetis, Inc., Class A (a)
13,057 2,127,377
24,370,693
Total Health Care 83,903,976
Industrials - 14 .9%
Aerospace & Defense - 1 .8%
Axon Enterprise, Inc. *(a)(b)
182 108,166
BAE Systems plc (United Kingdom)
(2)(a) 84,126 1,206,811
Bombardier, Inc., Class B (Canada)
*(a) 4,988 339,196
Curtiss-Wright Corp. (a)
3,946 1,400,317
Dassault Aviation SA (France) (2)(a)
3,242 662,457
GE Aerospace (a)
26,520 4,423,271
General Dynamics Corp. (a)
4,870 1,283,196
Hexcel Corp. (a)
5,640 353,628
Howmet Aerospace, Inc. (a)(b)
21,396 2,340,081
Kongsberg Gruppen ASA (Norway)
(2)(a) 31,770 3,574,340
Leonardo SpA (Italy) (2)(a)
5,960 160,347
MTU Aero Engines AG (Germany)
(2)(a) 1,692 565,121
Northrop Grumman Corp. (a)
5,224 2,451,571
Rheinmetall AG (Germany) (2)(a)
833 532,210
Rolls-Royce Holdings plc (United
Kingdom) (2)*(a) 425,948 3,020,565
Saab AB, Class B (Sweden) (2)(a)
77,419 1,635,652
Safran SA (France) (2)(a)
6,976 1,528,495
Thales SA (France) (2)(a)
4,888 701,894
Woodward, Inc. (a)
8,765 1,458,671
27,745,989

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Air Freight & Logistics - 0 .3%
Expeditors International of
Washington, Inc. (a)(b) 15,386 1,704,307
InPost SA (Poland) (2)*
21,454 366,266
International Distribution Services
plc (United Kingdom) (a) 153,613 699,617
NIPPON EXPRESS HOLDINGS,
Inc. (Japan) (2)(a) 105,300 1,596,567
4,366,757
Building Products - 1 .1%
Belimo Holding AG (Registered)
(Switzerland) (2)(a) 1,189 786,298
Builders FirstSource, Inc. *(a)(b)
8,940 1,277,794
Carlisle Cos., Inc. (a)(b)
3,468 1,279,137
Johnson Controls International plc
(a) 11,556 912,115
Lennox International, Inc. (a)
4,030 2,455,479
Lixil Corp. (Japan) (2)(a)
77,600 846,856
Masco Corp. (a)
39,113 2,838,431
ROCKWOOL A/S, Class B
(Denmark) (2)(a) 1,013 360,462
Sanwa Holdings Corp. (Japan) (2)
(a) 83,500 2,306,335
Trane Technologies plc (a)
8,837 3,263,946
UFP Industries, Inc. (a)
13,253 1,492,951
17,819,804
Commercial Services & Supplies - 0 .7%
Brambles Ltd. (Australia) (2)(a)
118,522 1,409,601
Cintas Corp. (a)(b)
17,928 3,275,445
Clean Harbors, Inc. *(a)
4,406 1,013,997
Dai Nippon Printing Co. Ltd. (Japan)
(2)(a) 21,200 296,666
ISS A/S (Denmark) (2)(a)
76,328 1,396,111
Sohgo Security Services Co. Ltd.
(Japan) (2)(a) 124,500 852,584
SPIE SA (France) (2)(a)
9,432 293,316
TOPPAN Holdings, Inc. (Japan) (2)
(a) 23,300 618,107
Veralto Corp. (a)
7,435 757,255
Vestis Corp. (a)
8,166 124,450
Waste Connections, Inc. (a)
4,959 850,865
10,888,397
Construction & Engineering - 0 .9%
ACS Actividades de Construccion y
Servicios SA (Spain) (2)(a) 26,460 1,325,976
AECOM (a)
17,685 1,889,112
AtkinsRealis Group, Inc. (Canada)
(a) 12,102 642,039
Comfort Systems USA, Inc. (a)
7,458 3,162,639
EMCOR Group, Inc. (a)
4,851 2,201,869
Kinden Corp. (Japan) (2)(a)
40,700 778,655
MasTec, Inc. *(a)
15,568 2,119,428
Obayashi Corp. (Japan) (2)(a)
8,300 109,288
Shimizu Corp. (Japan) (2)(a)
118,100 932,709
Taisei Corp. (Japan) (2)(a)
15,800 662,001
Vinci SA (France) (2)(a)
1,077 110,884
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - 0.9% (continued)
Worley Ltd. (Australia) (2)(a)
15,388 130,115
14,064,715
Electrical Equipment - 1 .1%
ABB Ltd. (Registered) (Switzerland)
(2)(a) 78,481 4,237,857
Eaton Corp. plc (a)
10,084 3,346,577
EnerSys (a)
1,645 152,047
Fuji Electric Co. Ltd. (Japan) (2)(a)
4,500 240,578
Fujikura Ltd. (Japan) (2)(a)
56,000 2,286,245
GE Vernova, Inc. (a)
2,923 961,463
Prysmian SpA (Italy) (2)(a)
7,884 504,548
Schneider Electric SE (2)(a)
17,324 4,312,915
Vertiv Holdings Co., Class A (a)(b)
7,879 895,133
16,937,363
Ground Transportation - 0 .7%
East Japan Railway Co. (Japan) (2)
(a) 81,800 1,448,752
Grab Holdings Ltd., Class A
(Singapore) *(a)(b) 485,445 2,291,300
Hankyu Hanshin Holdings, Inc.
(Japan) (2)(a) 4,600 119,897
JB Hunt Transport Services, Inc. (a)
(b) 4,895 835,381
Kyushu Railway Co. (Japan) (2)(a)
63,700 1,553,064
Landstar System, Inc. (a)
4,855 834,380
Lyft, Inc., Class A *(a)
104,126 1,343,225
Ryder System, Inc. (a)
6,507 1,020,688
Seibu Holdings, Inc. (Japan) (2)(a)
41,800 850,324
Tobu Railway Co. Ltd. (Japan) (2)(a)
18,800 305,317
10,602,328
Industrial Conglomerates - 0 .6%
3M Co. (a)
26,157 3,376,607
CK Hutchison Holdings Ltd. (United
Kingdom) (2)(a) 110,500 587,467
Hikari Tsushin, Inc. (Japan) (2)(a)
2,900 629,446
Hitachi Ltd. (Japan) (2)(a)
173,800 4,256,372
Sekisui Chemical Co. Ltd. (Japan)
(2)(a) 44,800 767,076
9,616,968
Machinery - 3 .0%
Aalberts NV (Netherlands) (2)(a)
15,558 553,186
Alfa Laval AB (Sweden) (2)(a)
28,379 1,187,806
Allison Transmission Holdings, Inc.
(a) 22,706 2,453,610
Alstom SA (France) (2)*(a)
5,252 117,188
Cummins, Inc. (a)
4,831 1,684,087
DMG Mori Co. Ltd. (Japan) (2)(a)
9,300 147,983
Donaldson Co., Inc. (a)
17,699 1,192,028
Dover Corp. (a)
8,602 1,613,735
Ebara Corp. (Japan) (2)(a)
39,700 609,102
Flowserve Corp. (a)
49,147 2,826,935
GEA Group AG (Germany) (2)(a)
7,006 348,011
IHI Corp. (Japan) (2)(a)
43,100 2,519,661
Illinois Tool Works, Inc. (a)
18,341 4,650,544

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Machinery - 3.0% (continued)
IMI plc (United Kingdom) (2)(a)
52,647 1,195,712
ITT, Inc. (a)
6,005 857,994
Kawasaki Heavy Industries Ltd.
(Japan) (2)(a) 27,900 1,270,952
Knorr-Bremse AG (Germany) (2)(a)
3,675 266,737
Komatsu Ltd. (Japan) (2)(a)
34,100 928,965
Kurita Water Industries Ltd. (Japan)
(2)(a) 4,600 160,226
Lincoln Electric Holdings, Inc. (a)
1,675 314,012
Makita Corp. (Japan) (2)(a)
41,500 1,261,973
MISUMI Group, Inc. (Japan) (2)(a)
23,300 358,198
NGK Insulators Ltd. (Japan) (2)(a)
80,300 1,013,899
Otis Worldwide Corp. (a)(b)
18,549 1,717,823
Parker-Hannifin Corp. (a)
4,959 3,154,073
Pentair plc (a)
27,396 2,757,133
Rational AG (Germany) (2)(a)
380 325,473
Snap-on, Inc. (a)(b)
2,501 849,039
Techtronic Industries Co. Ltd. (Hong
Kong) (2)(a) 56,000 736,173
Trelleborg AB, Class B (Sweden)
(2)(a) 4,898 167,613
Volvo AB, Class B (Sweden) (2)(a)
20,170 490,175
Wartsila OYJ Abp (Finland) (2)(a)
114,830 2,035,098
Westinghouse Air Brake
Technologies Corp. (a) 25,678 4,868,292
Yangzijiang Shipbuilding Holdings
Ltd. (China) (2) 853,500 1,865,617
46,499,053
Marine Transportation - 0 .4%
Kirby Corp. *(a)
9,617 1,017,478
Mitsui OSK Lines Ltd. (Japan) (2)(a)
41,900 1,458,050
Nippon Yusen KK (Japan) (2)(a)
99,900 3,325,023
5,800,551
Passenger Airlines - 0 .8%
Alaska Air Group, Inc. *(a)
33,101 2,143,290
ANA Holdings, Inc. (Japan) (2)(a)
23,800 431,959
Delta Air Lines, Inc. (a)
67,321 4,072,921
easyJet plc (United Kingdom) (2)(a)
190,594 1,332,365
Japan Airlines Co. Ltd. (Japan) (2)
(a) 37,800 595,895
Qantas Airways Ltd. (Australia)
(2)*(a) 111,435 616,896
United Airlines Holdings, Inc. *(a)
26,944 2,616,262
11,809,588
Professional Services - 2 .3%
Arcadis NV (Netherlands) (2)(a)
29,199 1,776,881
Automatic Data Processing, Inc. (a)
11,934 3,493,440
BayCurrent, Inc. (Japan) (2)(a)
39,200 1,318,916
Booz Allen Hamilton Holding Corp.,
Class A (a) 5,595 720,076
Broadridge Financial Solutions, Inc.
(a) 10,939 2,473,198
CACI International, Inc., Class A *(a)
2,624 1,060,253
Computershare Ltd. (Australia) (2)
(a) 28,270 593,853
INVESTMENTS SHARES VALUE ($)
Professional Services - 2.3% (continued)
ExlService Holdings, Inc. *(a)(b)
2,407 106,823
Experian plc (2)(a)
43,906 1,887,075
Jacobs Solutions, Inc. (a)
9,140 1,221,287
Leidos Holdings, Inc. (a)
10,019 1,443,337
Parsons Corp. *(a)(b)
9,491 875,545
Paycor HCM, Inc. *(a)(b)
26,845 498,512
Persol Holdings Co. Ltd. (Japan)
(2)(a) 427,700 640,710
Recruit Holdings Co. Ltd. (Japan)
(2)(a) 27,500 1,911,468
RELX plc (United Kingdom) (2)(a)
114,427 5,184,571
Robert Half, Inc. (a)
13,930 981,508
Science Applications International
Corp. (a) 1,101 123,070
SS&C Technologies Holdings, Inc.
(a)(b) 29,706 2,251,121
Thomson Reuters Corp. (Canada)
(a) 2,462 395,338
TransUnion (a)
28,913 2,680,524
Verisk Analytics, Inc., Class A (a)
5,655 1,557,557
Wolters Kluwer NV (Netherlands)
(2)(a) 19,783 3,286,834
36,481,897
Trading Companies & Distributors - 1 .0%
AddTech AB, Class B (Sweden) (2)
(a) 28,221 768,962
Applied Industrial Technologies, Inc.
(a)(b) 1,632 390,815
Diploma plc (United Kingdom) (2)(a)
13,293 704,226
DKSH Holding AG (Switzerland) (2)
(a) 2,371 176,083
Fastenal Co. (a)(b)
4,068 292,530
Finning International, Inc. (Canada)
(a) 32,842 870,258
Howden Joinery Group plc (United
Kingdom) (2)(a) 24,654 244,237
ITOCHU Corp. (Japan) (2)(a)
52,700 2,591,490
Marubeni Corp. (Japan) (2)(a)
44,000 660,377
Rexel SA (France) (2)(a)
8,149 207,551
SGH Ltd. (Australia) (2)(a)
19,598 557,513
Sojitz Corp. (Japan) (2)(a)
60,100 1,224,829
Sumitomo Corp. (Japan) (2)(a)
53,600 1,159,966
Toyota Tsusho Corp. (Japan) (2)(a)
58,500 1,034,545
WESCO International, Inc. (a)(b)
9,229 1,670,080
WW Grainger, Inc. (a)(b)
2,463 2,596,125
15,149,587
Transportation Infrastructure - 0 .2%
Aena SME SA (Spain) (2)(a)(c)
6,116 1,248,262
Fraport AG Frankfurt Airport
Services Worldwide (Germany)
(2)*(a) 2,982 181,390
Getlink SE (France) (2)(a)
46,876 747,471
Qube Holdings Ltd. (Australia) (2)(a)
261,767 641,495
2,818,618
Total Industrials 230,601,615

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Information Technology - 9 .6%
Communications Equipment - 0 .7%
Arista Networks, Inc. *(a)
42,204 4,664,808
Motorola Solutions, Inc. (a)(b)
6,373 2,945,792
Telefonaktiebolaget LM Ericsson,
Class B (Sweden) (2)(a) 302,658 2,451,062
Ubiquiti, Inc. (a)
624 207,124
10,268,786
Electronic Equipment, Instruments & Components - 1 .3%
Amphenol Corp., Class A (a)(b)
41,873 2,908,080
Azbil Corp. (Japan) (2)(a)
81,100 624,945
Celestica, Inc. (Canada) *(a)
38,007 3,507,606
Coherent Corp. *(a)(b)
13,158 1,246,457
Corning, Inc. (a)(b)
36,078 1,714,427
Fabrinet (Thailand) *
795 174,805
Halma plc (United Kingdom) (2)(a)
14,105 473,208
Hirose Electric Co. Ltd. (Japan) (2)
(a) 8,100 946,766
Jabil, Inc. (a)
3,025 435,298
Keyence Corp. (Japan) (2)(a)
4,200 1,707,181
TD SYNNEX Corp. (a)
9,819 1,151,572
TDK Corp. (Japan) (2)(a)
113,600 1,463,008
TE Connectivity plc (Switzerland) (a)
7,334 1,048,542
Trimble, Inc. *(a)
18,344 1,296,187
Yokogawa Electric Corp. (Japan)
(2)(a) 22,500 478,560
Zebra Technologies Corp., Class
A *(a) 2,492 962,460
20,139,102
IT Services - 1 .2%
Accenture plc, Class A (Ireland)
2,399 843,944
Amdocs Ltd. (a)
4,970 423,146
DXC Technology Co. *(a)(b)
12,071 241,179
EPAM Systems, Inc. *(a)
2,198 513,936
Fujitsu Ltd. (Japan) (2)(a)
94,200 1,654,772
Gartner, Inc. *(a)
5,528 2,678,150
GoDaddy, Inc., Class A *(a)
12,559 2,478,770
Kyndryl Holdings, Inc. *(a)
32,279 1,116,853
Otsuka Corp. (Japan) (2)(a)
28,600 654,075
SCSK Corp. (Japan) (2)(a)
21,500 449,993
Shopify, Inc., Class A (Canada) *(a)
15,545 1,654,478
Twilio, Inc., Class A *(a)
22,865 2,471,249
VeriSign, Inc. *(a)
19,215 3,976,737
19,157,282
Semiconductors & Semiconductor Equipment - 1 .3%
Advantest Corp. (Japan) (2)(a)
25,100 1,427,157
Amkor Technology, Inc. (a)
6,401 164,442
ASM International NV (Netherlands)
(2)(a) 692 400,104
Broadcom, Inc. (a)(b)
29,627 6,868,724
Disco Corp. (Japan) (2)(a)
7,900 2,095,691
Marvell Technology, Inc. (a)
19,667 2,172,220
NVIDIA Corp. (a)
29,616 3,977,133
Rambus, Inc. *(a)(b)
8,923 471,670
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 1.3% (continued)
Tokyo Electron Ltd. (Japan) (2)(a)
16,100 2,420,142
19,997,283
Software - 4 .0%
Appfolio, Inc., Class A *(a)
6,794 1,676,216
AppLovin Corp., Class A *(a)(b)
11,382 3,685,833
Atlassian Corp., Class A *(a)
7,935 1,931,220
BILL Holdings, Inc. *(a)(b)
7,895 668,785
Commvault Systems, Inc. *(a)
7,966 1,202,149
Constellation Software, Inc.
(Canada) (a) 482 1,490,449
Datadog, Inc., Class A *(a)(b)
7,327 1,046,955
Descartes Systems Group, Inc.
(The) (Canada) *(a) 1,487 169,033
DoubleVerify Holdings, Inc. *(a)
9,295 178,557
Dropbox, Inc., Class A *(a)(b)
13,061 392,352
Dynatrace, Inc. *(a)(b)
10,911 593,013
Fair Isaac Corp. *(a)
2,066 4,113,261
Fortinet, Inc. *(a)
39,248 3,708,151
Gitlab, Inc., Class A *(a)
25,490 1,436,362
Guidewire Software, Inc. *(a)
17,911 3,019,436
HubSpot, Inc. *(a)(b)
2,851 1,986,491
Manhattan Associates, Inc. *(a)(b)
13,131 3,548,521
Nemetschek SE (Germany) (2)(a)
6,491 630,549
Nutanix, Inc., Class A *(a)(b)
35,593 2,177,580
Oracle Corp. (a)
14,733 2,455,107
Oracle Corp. Japan (Japan) (2)(a)
21,100 2,019,406
Palantir Technologies, Inc., Class A
*(a)(b) 26,920 2,035,960
Pegasystems, Inc. (a)
12,229 1,139,743
Qualys, Inc. *(a)
2,226 312,130
Sage Group plc (The) (United
Kingdom) (2)(a) 87,878 1,396,248
Samsara, Inc., Class A *(a)(b)
16,858 736,526
SAP SE (Germany) (2)(a)
25,913 6,373,932
ServiceNow, Inc. *(a)(b)
3,336 3,536,560
Smartsheet, Inc., Class A *(a)
25,475 1,427,364
TeamViewer SE (Germany) (2)*(a)
(c) 61,313 606,288
Technology One Ltd. (Australia) (2)
(a) 20,065 387,583
Teradata Corp. *(a)(b)
12,430 387,195
Trend Micro, Inc. (Japan) (2)*(a)
14,400 776,349
UiPath, Inc., Class A *(a)(b)
48,687 618,812
Workday, Inc., Class A *(a)(b)
2,004 517,092
Xero Ltd. (New Zealand) (2)*(a)
9,549 993,698
Zoom Communications, Inc., Class
A *(a) 27,887 2,275,858
Zscaler, Inc. *(a)(b)
5,468 986,482
62,637,246
Technology Hardware, Storage & Peripherals - 1 .1%
Apple, Inc. (a)
34,474 8,632,979
Canon, Inc. (Japan) (2)(a)
86,600 2,812,912
Dell Technologies, Inc., Class C (a)
6,078 700,429
Hewlett Packard Enterprise Co. (a)
(b) 45,107 963,034

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Technology Hardware, Storage & Peripherals - 1.1% (continued)
Logitech International SA
(Registered) (Switzerland) (2)(a) 26,684 2,202,663
NetApp, Inc. (a)
4,418 512,841
Seagate Technology Holdings plc
(a)(b) 4,825 416,446
Seiko Epson Corp. (Japan) (2)(a)
9,000 162,387
16,403,691
Total Information Technology 148,603,390
Materials - 3 .3%
Chemicals - 1 .6%
Air Water, Inc. (Japan) (2)(a)
18,300 221,740
Avient Corp. (a)
19,628 802,000
Axalta Coating Systems Ltd. *(a)
47,354 1,620,454
BASF SE (Germany) (2)(a)
35,000 1,534,789
Cabot Corp. (a)(b)
11,495 1,049,609
DuPont de Nemours, Inc. (a)
17,668 1,347,185
Ecolab, Inc. (a)
7,054 1,652,893
Element Solutions, Inc. (a)(b)
55,042 1,399,718
Evonik Industries AG (Germany) (2)
(a) 32,040 556,921
Incitec Pivot Ltd. (Australia) (2)(a)
540,143 977,410
Kuraray Co. Ltd. (Japan) (2)(a)
135,100 1,935,137
LANXESS AG (Germany) (2)(a)
23,981 586,319
Mitsubishi Gas Chemical Co., Inc.
(Japan) (2)(a) 6,700 118,841
NewMarket Corp. (a)
702 370,902
Nitto Denko Corp. (Japan) (2)(a)
10,800 180,563
NOF Corp. (Japan) (2)(a)
32,600 451,842
Olin Corp. (a)
12,895 435,851
Orica Ltd. (Australia) (2)(a)
13,718 140,629
PPG Industries, Inc. (a)(b)
9,488 1,133,342
Resonac Holdings Corp. (Japan)
(2)(a) 33,700 839,238
RPM International, Inc. (a)(b)
1,486 182,867
Scotts Miracle-Gro Co. (The) (a)(b)
26,274 1,743,017
Sherwin-Williams Co. (The) (a)(b)
12,749 4,333,768
Solvay SA (Belgium) (2)(a)
7,791 251,879
23,866,914
Construction Materials - 0 .4%
Buzzi SpA (Italy) (2)(a)
35,837 1,322,919
CRH plc (a)
13,575 1,255,959
Eagle Materials, Inc. (a)(b)
1,668 411,596
Heidelberg Materials AG (Germany)
(2)(a) 4,999 617,692
Holcim AG (2)(a)
26,547 2,556,077
James Hardie Industries plc,
CHESS (2)*(a) 14,800 456,147
6,620,390
Containers & Packaging - 0 .6%
Amcor plc (a)(b)
50,567 475,836
AptarGroup, Inc. (a)(b)
1,692 265,813
CCL Industries, Inc., Class B
(Canada) (a) 17,648 907,906
INVESTMENTS SHARES VALUE ($)
Containers & Packaging - 0.6% (continued)
Crown Holdings, Inc. (a)(b)
33,586 2,777,226
Packaging Corp. of America (a)
16,474 3,708,792
Sonoco Products Co. (a)(b)
8,147 397,981
Verallia SA (France) (2)(a)(c)
9,485 238,213
8,771,767
Metals & Mining - 0 .6%
Acerinox SA (Spain) (2)(a)
69,904 684,388
Agnico Eagle Mines Ltd. (Canada)
(a) 10,407 814,199
Alamos Gold, Inc., Class A (Canada)
(a) 39,839 735,003
Alcoa Corp. (a)(b)
8,722 329,517
ArcelorMittal SA (Luxembourg) (2)
31,452 730,765
BlueScope Steel Ltd. (Australia) (2)
(a) 11,800 136,445
Evolution Mining Ltd. (Australia) (2)
(a) 206,549 610,501
Freeport-McMoRan, Inc. (a)
9,471 360,656
JFE Holdings, Inc. (Japan) (2)(a)
10,000 112,601
Kinross Gold Corp. (Canada) (a)
84,575 785,472
Kobe Steel Ltd. (Japan) (2)(a)
53,300 532,786
Norsk Hydro ASA (Norway) (2)(a)
58,134 319,777
Northern Star Resources Ltd.
(Australia) (2)(a) 74,807 710,754
Royal Gold, Inc. (a)
17,521 2,310,144
South32 Ltd. (Australia) (2)(a)
129,976 272,636
Steel Dynamics, Inc. (a)
1,115 127,188
Wheaton Precious Metals Corp.
(Brazil) 4,227 237,926
9,810,758
Paper & Forest Products - 0 .1%
Louisiana-Pacific Corp. (a)
13,071 1,353,502
Magnera Corp. *(a)
8,252 149,939
Oji Holdings Corp. (Japan) (2)(a)
57,100 218,230
West Fraser Timber Co. Ltd.
(Canada) (a) 5,225 452,728
2,174,399
Total Materials 51,244,228
Real Estate - 1 .6%
Health Care REITs - 0 .5%
Healthcare Realty Trust, Inc., REIT
(a)(b) 39,496 669,457
Healthpeak Properties, Inc., REIT
(a) 39,519 801,050
Omega Healthcare Investors, Inc.,
REIT (a) 23,983 907,757
Sabra Health Care REIT, Inc., REIT
(a) 70,951 1,228,871
Ventas, Inc., REIT (a)
30,289 1,783,719
Welltower, Inc., REIT (a)
13,419 1,691,197
7,082,051

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Hotel & Resort REITs - 0 .0% †
Park Hotels & Resorts, Inc., REIT
(a) 23,782 334,613
Office REITs - 0 .2%
BXP, Inc., REIT (a)
12,311 915,446
COPT Defense Properties, REIT (a)
45,423 1,405,842
Cousins Properties, Inc., REIT (a)
23,699 726,137
3,047,425
Real Estate Management & Development - 0 .2%
CBRE Group, Inc., Class A *(a)(b)
10,226 1,342,572
Jones Lang LaSalle, Inc. *(a)
1,953 494,382
Zillow Group, Inc., Class C *(a)(b)
9,282 687,332
2,524,286
Residential REITs - 0 .2%
American Homes 4 Rent, Class A,
REIT (a) 5,372 201,020
AvalonBay Communities, Inc., REIT
(a) 5,755 1,265,928
Camden Property Trust, REIT (a)
3,482 404,051
Equity LifeStyle Properties, Inc.,
REIT (a)(b) 9,415 627,039
Independence Realty Trust, Inc.,
REIT (a) 23,536 466,954
UDR, Inc., REIT (a)
5,634 244,572
3,209,564
Retail REITs - 0 .2%
Brixmor Property Group, Inc., REIT
(a) 19,813 551,594
Federal Realty Investment Trust,
REIT (a) 2,171 243,044
Kimco Realty Corp., REIT (a)(b)
30,005 703,017
Kite Realty Group Trust, REIT (a)
9,321 235,262
Simon Property Group, Inc., REIT
(a) 9,332 1,607,064
3,339,981
Specialized REITs - 0 .3%
CubeSmart, REIT (a)
4,119 176,499
EPR Properties, REIT (a)
10,146 449,265
Iron Mountain, Inc., REIT (a)(b)
9,998 1,050,890
Lamar Advertising Co., Class A,
REIT (a)(b) 8,378 1,019,937
PotlatchDeltic Corp., REIT (a)
20,583 807,883
SBA Communications Corp., REIT
(a)(b) 3,810 776,478
4,280,952
Total Real Estate 23,818,872
Utilities - 3 .5%
Electric Utilities - 1 .7%
ALLETE, Inc. (a)
4,948 320,630
CLP Holdings Ltd. (Hong Kong) (2)
(a) 18,500 155,165
Edison International (a)
75,254 6,008,279
Enel SpA (Italy) (2)(a)
148,120 1,057,011
INVESTMENTS SHARES VALUE ($)
Electric Utilities - 1.7% (continued)
Evergy, Inc. (a)
30,880 1,900,664
Eversource Energy (a)(b)
16,851 967,753
FirstEnergy Corp. (a)
18,160 722,405
Fortis, Inc. (Canada) (a)
4,160 172,859
Fortum OYJ (Finland) (a)
151,624 2,122,662
Iberdrola SA (Spain) (2)(a)
89,244 1,229,803
Kyushu Electric Power Co., Inc.
(Japan) (2)(a) 103,500 925,786
OGE Energy Corp. (a)
12,994 536,003
PG&E Corp. (a)
76,097 1,535,637
Portland General Electric Co. (a)(b)
7,217 314,806
PPL Corp. (a)(b)
79,511 2,580,927
Tohoku Electric Power Co., Inc.
(Japan) (2)(a) 56,000 420,284
Xcel Energy, Inc. (a)
67,919 4,585,891
25,556,565
Gas Utilities - 0 .4%
AltaGas Ltd. (Canada) (a)
5,738 133,645
Atmos Energy Corp. (a)(b)
12,906 1,797,419
Italgas SpA (Italy) (2)(a)
66,964 375,825
National Fuel Gas Co. (a)
16,708 1,013,841
New Jersey Resources Corp. (a)
25,800 1,203,570
UGI Corp. (a)(b)
47,455 1,339,655
5,863,955
Independent Power and Renewable Electricity Producers - 0 .1%
Capital Power Corp. (Canada) (a)
6,947 307,950
Vistra Corp. (a)(b)
11,569 1,595,018
1,902,968
Multi-Utilities - 1 .2%
A2A SpA (Italy) (2)(a)
296,833 659,069
AGL Energy Ltd. (Australia) (2)(a)
48,821 340,433
Ameren Corp. (a)
8,529 760,275
Atco Ltd., Class I (Canada) (a)
22,232 735,885
Black Hills Corp. (a)
9,227 539,964
Consolidated Edison, Inc. (a)(b)
1,422 126,885
Dominion Energy, Inc. (a)
33,793 1,820,091
DTE Energy Co. (a)
49,039 5,921,459
Engie SA (France) (2)(a)
93,551 1,483,664
National Grid plc (United Kingdom)
(2)(a) 30,632 363,916
NiSource, Inc. (a)
59,508 2,187,514
Northwestern Energy Group, Inc.
(a)(b) 3,945 210,900
Public Service Enterprise Group,
Inc. (a)(b) 15,997 1,351,587
Veolia Environnement SA (France)
(2)(a) 59,988 1,683,116
18,184,758
Water Utilities - 0 .1%
Essential Utilities, Inc. (a) 59,481 2,160,350
Total Utilities 53,668,596
TOTAL COMMON STOCKS
(Cost $973,756,974) 1,036,545,996

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 82.5%
INVESTMENT COMPANIES - 23 .8%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 4.26% (d)(e) 16,152,418 16,152,418
Limited Purpose Cash Investment
Fund, 4.47% (d)(f) 353,192,329 353,121,691
TOTAL INVESTMENT COMPANIES
(Cost $369,154,390) 369,274,109
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 58 .7%
U.S. Treasury Bills
5.12%, 1/23/2025 (2)(g) $ 8,510,000 8,488,928
4.81%, 2/6/2025 (2)(g) 35,324,000 35,178,981
4.89%, 2/20/2025 (2)(g) 842,000 837,213
4.80%, 2/27/2025 (2)(g) 5,172,000 5,138,043
4.76%, 3/6/2025 (2)(g) 10,485,000 10,408,215
4.64%, 3/13/2025 (2)(g) 16,004,000 15,873,930
4.51%, 3/20/2025 (2)(g) 64,842,000 64,262,760
4.35%, 3/27/2025 (2)(g) 39,546,000 39,159,394
4.31%, 4/3/2025 (2)(g) 49,484,000 48,955,558
4.40%, 4/10/2025 (2)(g) 73,042,000 72,215,352
4.36%, 4/17/2025 (2)(g) 80,000,000 79,029,216
4.41%, 4/24/2025 (2)(g) 114,055,000 112,579,876
4.42%, 5/1/2025 (2)(g)(h) 136,000,000 134,130,817
4.35%, 5/8/2025 (2)(g)(h) 129,653,000 127,772,753
4.41%, 5/15/2025 (2)(g)(h) 57,000,000 56,128,234
4.40%, 6/5/2025 (2)(g)(h) 50,000,000 49,115,109
4.26%, 6/26/2025 (2)(g)(h) 50,000,000 48,997,438
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $907,760,585) 908,271,817
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,276,914,975) 1,277,545,926
TOTAL LONG POSITIONS
(Cost $2,250,671,949) 2,314,091,922
SHARES
SHORT POSITIONS - (68.2)%
COMMON STOCKS - (67.8)%
Communication Services - ( 2 .7 ) %
Diversified Telecommunication Services - ( 0 .8 ) %
BCE, Inc. (Canada)
(70,102) (1,624,960)
BT Group plc (United Kingdom) (2)
(831,806) (1,499,318)
Infrastrutture Wireless Italiane SpA
(Italy) (2)(c) (55,033) (559,038)
Swisscom AG (Registered)
(Switzerland) (2) (6,945) (3,865,263)
Telefonica SA (Spain) (2)
(73,385) (299,475)
Telstra Group Ltd. (Australia) (2)
(640,202) (1,586,614)
Verizon Communications, Inc.
(64,600) (2,583,354)
(12,018,022)
Entertainment - ( 0 .5 ) %
Bollore SE (France) (2)
(68,641) (422,076)
Electronic Arts, Inc.
(1,348) (197,213)
Embracer Group AB, Class B
(Sweden) (2) (85,443) (233,094)
INVESTMENTS SHARES VALUE ($)
Entertainment - (0.5)% (continued)
Liberty Media Corp.-Liberty Live,
Class C (6,882) (468,389)
Nexon Co. Ltd. (Japan) (2)
(28,000) (416,510)
Nintendo Co. Ltd. (Japan) (2)
(25,200) (1,467,693)
Ubisoft Entertainment SA (France)
(2) (92,946) (1,267,804)
Universal Music Group NV
(Netherlands) (2) (79,586) (2,035,740)
Warner Bros Discovery, Inc.
(117,201) (1,238,815)
Warner Music Group Corp., Class A
(8,648) (268,088)
(8,015,422)
Interactive Media & Services - ( 0 .6 ) %
Alphabet, Inc., Class A
(8,966) (1,697,264)
IAC, Inc.
(9,617) (414,878)
LY Corp. (Japan) (2)
(550,100) (1,454,515)
Match Group, Inc.
(40,985) (1,340,619)
Meta Platforms, Inc., Class A
(2,873) (1,682,170)
SEEK Ltd. (Australia) (2)
(11,098) (154,441)
TripAdvisor, Inc.
(51,179) (755,914)
ZoomInfo Technologies, Inc., Class
A (187,651) (1,972,212)
(9,472,013)
Media - ( 0 .6 ) %
Dentsu Group, Inc. (Japan) (2)
(21,100) (507,046)
Hakuhodo DY Holdings, Inc. (Japan)
(2) (85,300) (645,952)
Informa plc (United Kingdom) (2)
(14,807) (147,679)
Interpublic Group of Cos., Inc. (The)
(37,305) (1,045,286)
Nexstar Media Group, Inc., Class A
(4,872) (769,630)
Omnicom Group, Inc.
(7,922) (681,609)
Paramount Global, Class B
(166,986) (1,746,673)
TEGNA, Inc.
(86,715) (1,586,017)
WPP plc (United Kingdom) (2)
(277,509) (2,860,520)
(9,990,412)
Wireless Telecommunication Services - ( 0 .2 ) %
Rogers Communications, Inc., Class
B (Canada) (11,230) (345,232)
SoftBank Group Corp. (Japan) (2)
(15,300) (874,330)
Tele2 AB, Class B (Sweden)
(20,742) (204,817)
T-Mobile US, Inc.
(1,102) (243,244)
Vodafone Group plc (United
Kingdom) (2) (737,388) (629,051)
(2,296,674)
Total Communication Services (41,792,543)
Consumer Discretionary - ( 7 .9 ) %
Automobile Components - ( 0 .8 ) %
Aptiv plc (Ireland)
(25,899) (1,566,372)
Bridgestone Corp. (Japan) (2)
(66,000) (2,218,466)
Cie Generale des Etablissements
Michelin SCA (France) (2) (26,245) (863,604)
Denso Corp. (Japan) (2)
(132,000) (1,819,884)
Gentex Corp.
(80,714) (2,318,913)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Automobile Components - (0.8)% (continued)
Koito Manufacturing Co. Ltd.
(Japan) (2) (91,900) (1,163,239)
Lear Corp.
(11,969) (1,133,464)
Magna International, Inc. (Canada)
(15,334) (640,903)
QuantumScape Corp.
(111,024) (576,215)
Visteon Corp.
(5,823) (516,617)
(12,817,677)
Automobiles - ( 1 .1 ) %
Bayerische Motoren Werke AG
(Germany) (2) (24,550) (2,007,943)
Lucid Group, Inc.
(137,244) (414,477)
Mazda Motor Corp. (Japan) (2)
(36,600) (249,560)
Nissan Motor Co. Ltd. (Japan) (2)
(1,124,000) (3,408,911)
Rivian Automotive, Inc., Class A
(47,724) (634,729)
Stellantis NV (2)
(244,128) (3,175,721)
Subaru Corp. (Japan) (2)
(80,900) (1,437,457)
Suzuki Motor Corp. (Japan) (2)
(202,700) (2,271,121)
Tesla, Inc.
(1,037) (418,782)
Toyota Motor Corp. (Japan) (2)
(180,600) (3,526,259)
Volvo Car AB, Class B (Sweden) (2)
(88,257) (190,850)
(17,735,810)
Broadline Retail - ( 0 .5 ) %
B&M European Value Retail SA
(United Kingdom) (2) (35,501) (162,771)
Canadian Tire Corp. Ltd., Class A
(Canada) (1,757) (184,837)
eBay, Inc.
(9,683) (599,862)
Etsy, Inc.
(15,728) (831,854)
Isetan Mitsukoshi Holdings Ltd.
(Japan) (2) (55,800) (958,063)
Kohl's Corp.
(62,844) (882,330)
Macy's, Inc.
(38,374) (649,672)
MercadoLibre, Inc. (Brazil)
(229) (389,401)
Nordstrom, Inc.
(27,560) (665,574)
Ollie's Bargain Outlet Holdings, Inc.
(20,173) (2,213,583)
Pan Pacific International Holdings
Corp. (Japan) (2) (25,900) (703,618)
Wesfarmers Ltd. (Australia) (2)
(4,502) (198,887)
(8,440,452)
Distributors - ( 0 .2 ) %
Genuine Parts Co.
(1,858) (216,940)
LKQ Corp.
(17,150) (630,262)
Pool Corp.
(4,216) (1,437,403)
(2,284,605)
Diversified Consumer Services - ( 0 .1 ) %
ADT, Inc.
(65,439) (452,183)
IDP Education Ltd. (Australia) (2)
(81,071) (631,429)
(1,083,612)
Hotels, Restaurants & Leisure - ( 1 .9 ) %
Airbnb, Inc., Class A
(6,233) (819,078)
Amadeus IT Group SA (Spain) (2)
(5,746) (405,577)
Caesars Entertainment, Inc.
(3,856) (128,867)
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - (1.9)% (continued)
Cava Group, Inc.
(1,464) (165,139)
Churchill Downs, Inc.
(11,805) (1,576,440)
Darden Restaurants, Inc.
(15,160) (2,830,220)
Genting Singapore Ltd. (Singapore)
(2) (600,500) (336,881)
Hilton Grand Vacations, Inc.
(11,264) (438,733)
Hyatt Hotels Corp., Class A
(22,288) (3,498,770)
Las Vegas Sands Corp.
(26,046) (1,337,723)
Marriott International, Inc., Class A
(1,255) (350,070)
McDonald's Corp.
(2,026) (587,317)
MGM Resorts International
(28,791) (997,608)
Oriental Land Co. Ltd. (Japan) (2)
(274,000) (5,906,389)
Restaurant Brands International, Inc.
(Canada) (18,626) (1,214,004)
Royal Caribbean Cruises Ltd.
(6,188) (1,427,510)
Starbucks Corp.
(14,997) (1,368,476)
Tabcorp Holdings Ltd. (Australia) (2)
(24,078) (8,393)
Vail Resorts, Inc.
(14,317) (2,683,722)
Whitbread plc (United Kingdom) (2)
(6,454) (237,572)
Wynn Resorts Ltd.
(14,586) (1,256,730)
Yum! Brands, Inc.
(14,730) (1,976,177)
(29,551,396)
Household Durables - ( 0 .8 ) %
Barratt Redrow plc (United
Kingdom) (2) (20,977) (114,994)
Bellway plc (United Kingdom)
(19,806) (617,895)
Berkeley Group Holdings plc (United
Kingdom) (2) (10,016) (487,442)
DR Horton, Inc.
(1,615) (225,809)
GN Store Nord A/S (Denmark) (2)
(11,410) (212,436)
Iida Group Holdings Co. Ltd. (Japan)
(2) (30,600) (460,096)
KB Home
(13,687) (899,510)
Leggett & Platt, Inc.
(44,568) (427,853)
Mohawk Industries, Inc.
(3,781) (450,431)
Nikon Corp. (Japan) (2)
(36,900) (380,146)
Open House Group Co. Ltd. (Japan)
(2) (54,200) (1,830,392)
Persimmon plc (United Kingdom) (2)
(37,064) (553,641)
PulteGroup, Inc.
(15,944) (1,736,302)
SEB SA (France) (2)
(3,466) (313,219)
Sekisui House Ltd. (Japan) (2)
(37,600) (896,539)
Sumitomo Forestry Co. Ltd. (Japan)
(2) (29,700) (988,730)
Taylor Morrison Home Corp., Class
A (1,505) (92,121)
Taylor Wimpey plc (United Kingdom)
(2) (113,128) (172,181)
Tempur Sealy International, Inc.
(3,623) (205,388)
TopBuild Corp.
(3,624) (1,128,296)
(12,193,421)
Leisure Products - ( 0 .2 ) %
BRP, Inc.
(14,345) (730,597)
Brunswick Corp.
(3,730) (241,256)
Polaris, Inc.
(8,253) (475,538)

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Leisure Products - (0.2)% (continued)
Yamaha Corp. (Japan) (2)
(23,100) (164,313)
YETI Holdings, Inc.
(17,678) (680,780)
(2,292,484)
Specialty Retail - ( 1 .3 ) %
Advance Auto Parts, Inc.
(57,507) (2,719,506)
Avolta AG (Switzerland) (2)
(43,110) (1,730,601)
Best Buy Co., Inc.
(6,686) (573,659)
CarMax, Inc.
(13,014) (1,064,025)
Five Below, Inc.
(10,534) (1,105,648)
Floor & Decor Holdings, Inc., Class
A (17,842) (1,778,847)
JD Sports Fashion plc (United
Kingdom) (2) (793,839) (948,833)
Kingfisher plc (United Kingdom) (2)
(275,370) (855,949)
Lowe's Cos., Inc.
(5,481) (1,352,711)
Nitori Holdings Co. Ltd. (Japan) (2)
(8,100) (959,789)
Tractor Supply Co.
(42,700) (2,265,662)
Ulta Beauty, Inc.
(6,158) (2,678,299)
Valvoline, Inc.
(42,582) (1,540,617)
Wayfair, Inc., Class A
(2,619) (116,074)
Williams-Sonoma, Inc.
(2,965) (549,059)
(20,239,279)
Textiles, Apparel & Luxury Goods - ( 1 .0 ) %
Burberry Group plc (United
Kingdom) (2) (165,469) (2,023,533)
Capri Holdings Ltd.
(13,418) (282,583)
Cie Financiere Richemont SA
(Registered) (Switzerland) (2) (6,452) (976,021)
Columbia Sportswear Co.
(6,086) (510,798)
Crocs, Inc.
(17,263) (1,890,816)
Kering SA (France) (2)
(13,673) (3,377,169)
Lululemon Athletica, Inc.
(3,311) (1,266,160)
LVMH Moet Hennessy Louis Vuitton
SE (France) (2) (419) (275,615)
Moncler SpA (Italy) (2)
(20,265) (1,069,801)
NIKE, Inc., Class B
(18,770) (1,420,326)
Puma SE (Germany) (2)
(23,166) (1,065,191)
Swatch Group AG (The)
(Switzerland) (2) (7,937) (1,442,636)
VF Corp.
(25,021) (536,951)
(16,137,600)
Total Consumer Discretionary (122,776,336)
Consumer Staples - ( 6 .4 ) %
Beverages - ( 1 .0 ) %
Anheuser-Busch InBev SA/NV
(Belgium) (2) (19,606) (981,554)
Brown-Forman Corp., Class B
(37,487) (1,423,756)
Davide Campari-Milano NV (Italy)
(2) (184,025) (1,151,706)
Diageo plc (United Kingdom) (2)
(85,974) (2,732,067)
Heineken NV (Netherlands) (2)
(20,210) (1,440,350)
Keurig Dr Pepper, Inc.
(41,705) (1,339,565)
PepsiCo, Inc.
(11,962) (1,818,942)
INVESTMENTS SHARES VALUE ($)
Beverages - (1.0)% (continued)
Pernod Ricard SA (France) (2)
(33,099) (3,739,754)
Remy Cointreau SA (France) (2)
(3,108) (188,232)
Treasury Wine Estates Ltd.
(Australia) (2) (94,189) (659,766)
(15,475,692)
Consumer Staples Distribution & Retail - ( 1 .7 ) %
Aeon Co. Ltd. (Japan) (2)
(85,400) (1,998,651)
Alimentation Couche-Tard, Inc.
(Canada) (8,819) (489,096)
Axfood AB (Sweden)
(24,409) (516,249)
BJ's Wholesale Club Holdings, Inc.
(10,311) (921,288)
Casey's General Stores, Inc.
(3,602) (1,427,220)
Dollar General Corp.
(38,956) (2,953,644)
Dollar Tree, Inc.
(24,709) (1,851,692)
Endeavour Group Ltd. (Australia) (2)
(375,487) (974,093)
Grocery Outlet Holding Corp.
(71,862) (1,121,766)
J Sainsbury plc (United Kingdom)
(2) (70,179) (239,811)
Jeronimo Martins SGPS SA
(Portugal) (22,168) (423,662)
Kesko OYJ, Class B (Finland) (2)
(17,172) (323,990)
Kobe Bussan Co. Ltd. (Japan) (2)
(22,700) (496,222)
Koninklijke Ahold Delhaize NV
(Netherlands) (32,049) (1,045,404)
Kroger Co. (The)
(1,874) (114,595)
MatsukiyoCocokara & Co. (Japan)
(2) (140,700) (2,048,438)
Ocado Group plc (United Kingdom)
(2) (52,126) (196,735)
Target Corp.
(13,870) (1,874,947)
Walgreens Boots Alliance, Inc.
(409,659) (3,822,118)
Welcia Holdings Co. Ltd. (Japan) (2)
(44,400) (578,403)
Woolworths Group Ltd. (Australia)
(2) (117,436) (2,213,749)
(25,631,773)
Food Products - ( 2 .6 ) %
Archer-Daniels-Midland Co.
(89,577) (4,525,430)
Barry Callebaut AG (Registered)
(Switzerland) (2) (2,297) (3,058,369)
Bunge Global SA
(22,618) (1,758,776)
Chocoladefabriken Lindt & Spruengli
AG (Switzerland) (2) (160) (1,774,853)
Conagra Brands, Inc.
(75,241) (2,087,938)
Hershey Co. (The)
(38,177) (6,465,275)
Hormel Foods Corp.
(40,588) (1,273,246)
J M Smucker Co. (The)
(8,709) (959,035)
Kikkoman Corp. (Japan) (2)
(96,600) (1,072,663)
Kraft Heinz Co. (The)
(54,825) (1,683,676)
Lamb Weston Holdings, Inc.
(12,812) (856,226)
MEIJI Holdings Co. Ltd. (Japan)
(44,000) (895,129)
Mondelez International, Inc., Class A
(26,583) (1,587,803)
Nestle SA (Registered) (2)
(100,965) (8,283,492)
Nissin Foods Holdings Co. Ltd.
(Japan) (2) (35,400) (855,210)
Post Holdings, Inc.
(3,251) (372,109)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Food Products - (2.6)% (continued)
Salmar ASA (Norway) (2)
(15,147) (719,921)
Tyson Foods, Inc., Class A
(14,505) (833,167)
Wilmar International Ltd. (China) (2)
(122,000) (276,908)
Yakult Honsha Co. Ltd. (Japan) (2)
(73,200) (1,386,575)
(40,725,801)
Household Products - ( 0 .5 ) %
Church & Dwight Co., Inc.
(8,749) (916,108)
Kimberly-Clark Corp.
(14,553) (1,907,025)
Procter & Gamble Co. (The)
(12,578) (2,108,702)
Reckitt Benckiser Group plc (United
Kingdom) (2) (14,691) (889,257)
Unicharm Corp. (Japan) (2)
(169,800) (1,399,835)
(7,220,927)
Personal Care Products - ( 0 .6 ) %
Coty, Inc., Class A
(149,147) (1,038,063)
elf Beauty, Inc.
(3,061) (384,309)
Estee Lauder Cos., Inc. (The), Class
A (10,022) (751,450)
Haleon plc (2)
(43,278) (204,062)
Kenvue, Inc.
(103,264) (2,204,686)
Kobayashi Pharmaceutical Co. Ltd.
(Japan) (2) (45,000) (1,776,623)
Kose Corp. (Japan) (2)
(24,800) (1,128,222)
Rohto Pharmaceutical Co. Ltd.
(Japan) (2) (6,100) (111,131)
Shiseido Co. Ltd. (Japan) (2)
(105,400) (1,863,806)
Unilever plc (United Kingdom) (2)
(8,453) (480,305)
(9,942,657)
Total Consumer Staples (98,996,850)
Energy - ( 2 .4 ) %
Energy Equipment & Services - ( 0 .3 ) %
NOV, Inc.
(36,755) (536,623)
Schlumberger NV
(22,595) (866,292)
Valaris Ltd.
(56,549) (2,501,728)
(3,904,643)
Oil, Gas & Consumable Fuels - ( 2 .1 ) %
Ampol Ltd. (Australia) (2)
(35,232) (614,710)
APA Corp.
(26,793) (618,650)
Chord Energy Corp.
(13,995) (1,636,295)
Civitas Resources, Inc.
(37,830) (1,735,262)
CNX Resources Corp.
(5,593) (205,095)
ENEOS Holdings, Inc. (Japan) (2)
(909,400) (4,770,854)
Equinor ASA (Norway) (2)
(69,925) (1,658,555)
Galp Energia SGPS SA (Portugal)
(2) (24,469) (405,566)
Imperial Oil Ltd. (Canada)
(18,832) (1,160,616)
MEG Energy Corp. (Canada)
(8,979) (147,417)
Neste OYJ (Finland) (2)
(164,274) (2,078,924)
New Hope Corp. Ltd. (Australia) (2)
(120,882) (370,931)
Occidental Petroleum Corp.
(65,639) (3,243,223)
ONEOK, Inc.
(35,278) (3,541,911)
Parkland Corp. (Canada)
(7,606) (172,021)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - (2.1)% (continued)
Permian Resources Corp., Class A
(134,547) (1,934,786)
Range Resources Corp.
(26,264) (944,979)
Repsol SA (Spain) (2)
(104,284) (1,268,924)
Santos Ltd. (Australia) (2)
(240,325) (995,162)
TC Energy Corp. (Canada)
(18,292) (852,469)
Tourmaline Oil Corp. (Canada)
(8,767) (405,705)
Whitehaven Coal Ltd. (Australia) (2)
(45,070) (172,535)
Woodside Energy Group Ltd.
(Australia) (2) (279,462) (4,327,451)
(33,262,041)
Total Energy (37,166,684)
Financials - ( 8 .3 ) %
Banks - ( 2 .5 ) %
ABN AMRO Bank NV, CVA
(Netherlands) (2)(c) (52,779) (814,463)
ANZ Group Holdings Ltd. (Australia)
(2) (48,610) (856,499)
Banco Bilbao Vizcaya Argentaria SA
(Spain) (2) (54,853) (536,706)
Bank of Montreal (Canada)
(2,133) (207,075)
Bank of Nova Scotia (The) (Canada)
(1,993) (107,023)
Bankinter SA (Spain) (2)
(63,497) (502,544)
Banque Cantonale Vaudoise
(Registered) (Switzerland) (2) (6,351) (584,771)
BNP Paribas SA (France) (2)
(3,698) (227,045)
Chiba Bank Ltd. (The) (Japan) (2)
(71,800) (553,421)
Commonwealth Bank of Australia
(Australia) (2) (28,607) (2,706,829)
Concordia Financial Group Ltd.
(Japan) (2) (177,100) (973,958)
Credit Agricole SA (France) (2)
(42,621) (586,445)
DNB Bank ASA (Norway) (2)
(64,025) (1,278,223)
FinecoBank Banca Fineco SpA
(Italy) (2) (103,211) (1,801,315)
First Citizens BancShares, Inc.,
Class A (622) (1,314,298)
First Financial Bankshares, Inc.
(20,550) (740,828)
First Hawaiian, Inc.
(15,775) (409,361)
Flagstar Financial, Inc.
(138,013) (1,287,661)
FNB Corp.
(7,256) (107,244)
HSBC Holdings plc (United
Kingdom) (2) (22,686) (222,847)
Japan Post Bank Co. Ltd. (Japan)
(2) (228,000) (2,154,976)
KBC Group NV (Belgium) (2)
(23,890) (1,844,530)
Lloyds Banking Group plc (United
Kingdom) (2) (920,014) (628,304)
Mediobanca Banca di Credito
Finanziario SpA (Italy) (2) (22,438) (327,684)
National Australia Bank Ltd.
(Australia) (2) (122,450) (2,805,614)
National Bank of Canada (Canada)
(12,780) (1,165,043)
Nordea Bank Abp (Finland) (2)
(50,939) (555,783)
Old National Bancorp
(169,616) (3,681,515)
Royal Bank of Canada (Canada)
(26,337) (3,175,574)

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Banks - (2.5)% (continued)
Shizuoka Financial Group, Inc.
(Japan) (2) (51,000) (413,616)
Skandinaviska Enskilda Banken AB,
Class A (Sweden) (2) (61,644) (844,775)
SouthState Corp.
(4,079) (405,779)
Svenska Handelsbanken AB, Class
A (Sweden) (2) (155,507) (1,605,617)
Swedbank AB, Class A (Sweden) (2)
(17,651) (348,536)
Toronto-Dominion Bank (The)
(Canada) (19,350) (1,030,196)
Western Alliance Bancorp
(22,368) (1,868,623)
(38,674,721)
Capital Markets - ( 2 .0 ) %
abrdn plc (United Kingdom) (2)
(301,293) (530,946)
Blackstone, Inc.
(11,679) (2,013,693)
Daiwa Securities Group, Inc.
(Japan) (2) (248,900) (1,642,425)
EQT AB (Sweden) (2)
(39,741) (1,098,594)
Hamilton Lane, Inc., Class A
(5,821) (861,799)
Hargreaves Lansdown plc (United
Kingdom) (2) (17,220) (236,296)
Houlihan Lokey, Inc., Class A
(9,978) (1,732,779)
Intercontinental Exchange, Inc.
(24,419) (3,638,675)
Investec plc (United Kingdom) (2)
(44,529) (302,700)
Janus Henderson Group plc
(7,063) (300,389)
Jefferies Financial Group, Inc.
(14,869) (1,165,730)
Julius Baer Group Ltd. (Switzerland)
(2) (6,702) (434,768)
Macquarie Group Ltd. (Australia) (2)
(2,876) (393,330)
Moody's Corp.
(4,907) (2,322,827)
Morningstar, Inc.
(1,862) (627,047)
Nasdaq, Inc.
(1,863) (144,028)
Partners Group Holding AG
(Switzerland) (2) (1,738) (2,360,714)
S&P Global, Inc.
(8,901) (4,432,965)
Schroders plc (United Kingdom) (2)
(180,449) (729,398)
T. Rowe Price Group, Inc.
(42,538) (4,810,622)
TMX Group Ltd. (Canada)
(7,712) (237,565)
TPG, Inc.
(3,319) (208,566)
Tradeweb Markets, Inc., Class A
(2,565) (335,810)
(30,561,666)
Consumer Finance - ( 0 .1 ) %
Ally Financial, Inc.
(2,888) (103,997)
Credit Acceptance Corp.
(2,362) (1,108,865)
Marui Group Co. Ltd. (Japan) (2)
(52,800) (842,260)
(2,055,122)
Financial Services - ( 1 .0 ) %
Adyen NV (Netherlands) (2)(c)
(644) (957,035)
Apollo Global Management, Inc.
(14,191) (2,343,786)
Edenred SE (France) (2)
(72,420) (2,380,881)
Mitsubishi HC Capital, Inc. (Japan)
(2) (344,600) (2,270,995)
Rocket Cos., Inc., Class A
(196,314) (2,210,496)
Shift4 Payments, Inc., Class A
(17,005) (1,764,779)
INVESTMENTS SHARES VALUE ($)
Financial Services - (1.0)% (continued)
UWM Holdings Corp., Class A
(40,765) (239,291)
Voya Financial, Inc.
(17,552) (1,208,104)
Washington H Soul Pattinson & Co.
Ltd. (Australia) (2) (12,004) (253,741)
Western Union Co. (The)
(70,115) (743,219)
WEX, Inc.
(1,417) (248,428)
Worldline SA (France) (2)(c)
(114,710) (1,008,261)
(15,629,016)
Insurance - ( 2 .7 ) %
Admiral Group plc (United Kingdom)
(2) (11,734) (387,645)
Aegon Ltd. (Netherlands) (2)
(83,497) (496,866)
Aflac, Inc.
(3,319) (343,317)
American Financial Group, Inc.
(6,698) (917,157)
Arch Capital Group Ltd.
(19,095) (1,763,423)
Arthur J Gallagher & Co.
(12,778) (3,627,035)
ASR Nederland NV (Netherlands)
(2) (64,869) (3,085,295)
Baloise Holding AG (Registered)
(Switzerland) (2) (7,307) (1,324,055)
Brown & Brown, Inc.
(26,793) (2,733,422)
Dai-ichi Life Holdings, Inc. (Japan)
(2) (19,800) (527,598)
Erie Indemnity Co., Class A
(3,495) (1,440,744)
Everest Group Ltd.
(5,862) (2,124,741)
Gjensidige Forsikring ASA (Norway)
(44,107) (778,810)
Helvetia Holding AG (Registered)
(Switzerland) (2) (1,946) (320,963)
Insurance Australia Group Ltd.
(Australia) (2) (60,017) (313,902)
Intact Financial Corp. (Canada)
(666) (121,265)
Japan Post Holdings Co. Ltd.
(Japan) (2) (184,000) (1,732,865)
Japan Post Insurance Co. Ltd.
(Japan) (2) (68,800) (1,263,723)
Kinsale Capital Group, Inc.
(1,073) (499,084)
Legal & General Group plc (United
Kingdom) (2) (339,419) (974,583)
Lincoln National Corp.
(40,308) (1,278,167)
Medibank Pvt Ltd. (Australia) (2)
(248,661) (582,836)
NN Group NV (Netherlands) (2)
(12,810) (558,626)
Prudential Financial, Inc.
(41,533) (4,922,907)
Prudential plc (Hong Kong) (2)
(218,254) (1,732,070)
RenaissanceRe Holdings Ltd.
(9,701) (2,413,706)
Ryan Specialty Holdings, Inc., Class
A (4,961) (318,298)
Sampo OYJ, Class A (Finland) (2)
(49,405) (2,017,945)
Swiss Life Holding AG (Registered)
(Switzerland) (2) (726) (560,521)
T&D Holdings, Inc. (Japan) (2)
(12,900) (236,118)
Tryg A/S (Denmark) (2)
(55,264) (1,165,757)
White Mountains Insurance Group
Ltd. (769) (1,495,751)
(42,059,195)
Total Financials (128,979,720)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Health Care - ( 6 .8 ) %
Biotechnology - ( 1 .3 ) %
AbbVie, Inc.
(16,631) (2,955,329)
Amgen, Inc.
(5,940) (1,548,202)
Arrowhead Pharmaceuticals, Inc.
(69,047) (1,298,084)
Biogen, Inc.
(9,571) (1,463,597)
CSL Ltd. (2)
(8,312) (1,450,035)
Genmab A/S (Denmark) (2)
(2,710) (565,964)
Ionis Pharmaceuticals, Inc.
(47,903) (1,674,689)
Moderna, Inc.
(59,075) (2,456,338)
Regeneron Pharmaceuticals, Inc.
(3,135) (2,233,155)
Roivant Sciences Ltd.
(154,435) (1,826,966)
Vertex Pharmaceuticals, Inc.
(5,062) (2,038,467)
Viking Therapeutics, Inc.
(10,905) (438,817)
(19,949,643)
Health Care Equipment & Supplies - ( 1 .5 ) %
Baxter International, Inc.
(103,768) (3,025,875)
BioMerieux (France) (2)
(5,057) (541,254)
Carl Zeiss Meditec AG (Germany)
(2) (5,136) (240,448)
Coloplast A/S, Class B (Denmark)
(2) (13,842) (1,516,560)
DENTSPLY SIRONA, Inc.
(45,436) (862,375)
Envista Holdings Corp.
(74,834) (1,443,548)
EssilorLuxottica SA (France) (2)
(5,172) (1,261,605)
GE HealthCare Technologies, Inc.
(24,627) (1,925,339)
Getinge AB, Class B (Sweden) (2)
(34,124) (559,759)
Haemonetics Corp.
(1,810) (141,325)
Hologic, Inc.
(5,964) (429,945)
Insulet Corp.
(5,685) (1,484,183)
Lantheus Holdings, Inc.
(7,352) (657,710)
Neogen Corp.
(183,260) (2,224,776)
Olympus Corp. (Japan) (2)
(24,300) (362,805)
QuidelOrtho Corp.
(5,871) (261,553)
Siemens Healthineers AG
(Germany) (2)(c) (6,198) (327,297)
Smith & Nephew plc (United
Kingdom) (2) (67,739) (839,450)
STERIS plc
(2,877) (591,396)
Straumann Holding AG (Registered)
(Switzerland) (2) (6,058) (763,075)
Sysmex Corp. (Japan) (2)
(22,600) (414,364)
Teleflex, Inc.
(798) (142,028)
Terumo Corp. (Japan) (2)
(117,400) (2,266,493)
(22,283,163)
Health Care Providers & Services - ( 1 .0 ) %
Acadia Healthcare Co., Inc.
(21,928) (869,445)
Amplifon SpA (Italy) (2)
(19,868) (511,958)
Cencora, Inc.
(1,866) (419,253)
Chemed Corp.
(495) (262,251)
CVS Health Corp.
(25,319) (1,136,570)
Galenica AG (Switzerland) (2)(c)
(3,478) (285,007)
Henry Schein, Inc.
(29,713) (2,056,140)
Humana, Inc.
(3,394) (861,092)
Labcorp Holdings, Inc.
(3,748) (859,491)
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - (1.0)% (continued)
Molina Healthcare, Inc.
(2,637) (767,499)
Option Care Health, Inc.
(19,192) (445,254)
Premier, Inc., Class A
(138,537) (2,936,984)
Quest Diagnostics, Inc.
(3,633) (548,074)
Ramsay Health Care Ltd. (Australia)
(2) (67,991) (1,450,872)
Sonic Healthcare Ltd. (Australia) (2)
(33,931) (565,931)
UnitedHealth Group, Inc.
(3,816) (1,930,362)
(15,906,183)
Health Care Technology - ( 0 .1 ) %
Certara, Inc. (60,170) (640,811)
Life Sciences Tools & Services - ( 1 .2 ) %
10X Genomics, Inc., Class A
(16,788) (241,076)
Avantor, Inc.
(31,109) (655,467)
Azenta, Inc.
(29,041) (1,452,050)
Bachem Holding AG, Class B
(Switzerland) (2) (13,032) (833,423)
Bio-Rad Laboratories, Inc., Class A
(5,964) (1,959,234)
Bio-Techne Corp.
(16,814) (1,211,112)
Charles River Laboratories
International, Inc. (10,793) (1,992,388)
Danaher Corp.
(4,055) (930,825)
Eurofins Scientific SE (Luxembourg)
(2) (35,743) (1,822,976)
Fortrea Holdings, Inc.
(30,521) (569,217)
Repligen Corp.
(13,868) (1,996,160)
Revvity, Inc.
(16,722) (1,866,342)
Sartorius Stedim Biotech (France)
(2) (7,147) (1,395,304)
Tecan Group AG (Registered)
(Switzerland) (2) (4,101) (913,965)
Thermo Fisher Scientific, Inc.
(411) (213,814)
Waters Corp.
(1,985) (736,395)
West Pharmaceutical Services, Inc.
(610) (199,812)
(18,989,560)
Pharmaceuticals - ( 1 .7 ) %
AstraZeneca plc (United Kingdom)
(2) (8,115) (1,058,031)
Bayer AG (Registered) (Germany)
(2) (140,336) (2,803,205)
Daiichi Sankyo Co. Ltd. (Japan) (2)
(70,000) (1,915,427)
Eisai Co. Ltd. (Japan) (2)
(32,300) (879,516)
Elanco Animal Health, Inc.
(74,755) (905,283)
Hikma Pharmaceuticals plc (Jordan)
(2) (22,974) (572,783)
Jazz Pharmaceuticals plc
(5,220) (642,843)
Johnson & Johnson
(18,131) (2,622,105)
Kyowa Kirin Co. Ltd. (Japan) (2)
(99,900) (1,502,295)
Merck KGaA (Germany) (2)
(11,169) (1,625,345)
Novo Nordisk A/S, Class B
(Denmark) (2) (16,062) (1,385,859)
Ono Pharmaceutical Co. Ltd.
(Japan) (2) (231,100) (2,406,095)
Organon & Co.
(27,632) (412,269)
Orion OYJ, Class B (Finland)
(6,264) (277,581)

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - (1.7)% (continued)
Perrigo Co. plc
(57,718) (1,483,930)
Pfizer, Inc.
(73,528) (1,950,698)
Recordati Industria Chimica e
Farmaceutica SpA (Italy) (2) (8,595) (450,588)
Roche Holding AG (2)
(7,436) (2,079,156)
Shionogi & Co. Ltd. (Japan) (2)
(61,500) (862,548)
Viatris, Inc.
(74,148) (923,143)
(26,758,700)
Total Health Care (104,528,060)
Industrials - ( 14 .2 ) %
Aerospace & Defense - ( 1 .1 ) %
Airbus SE (France) (2)
(2,961) (474,148)
Boeing Co. (The)
(19,163) (3,391,851)
BWX Technologies, Inc.
(7,709) (858,705)
CAE, Inc. (Canada)
(48,328) (1,227,154)
HEICO Corp.
(9,590) (2,279,927)
L3Harris Technologies, Inc.
(11,931) (2,508,851)
Melrose Industries plc (United
Kingdom) (2) (144,042) (995,385)
RTX Corp.
(25,774) (2,982,567)
TransDigm Group, Inc.
(2,002) (2,537,095)
(17,255,683)
Air Freight & Logistics - ( 0 .6 ) %
CH Robinson Worldwide, Inc.
(6,901) (713,011)
Deutsche Post AG (Germany) (2)
(66,129) (2,334,512)
DSV A/S (Denmark) (2)
(636) (135,446)
FedEx Corp.
(4,594) (1,292,430)
GXO Logistics, Inc.
(4,727) (205,624)
SG Holdings Co. Ltd. (Japan) (2)
(58,200) (556,340)
United Parcel Service, Inc., Class B
(13,678) (1,724,796)
Yamato Holdings Co. Ltd. (Japan)
(2) (136,900) (1,538,972)
(8,501,131)
Building Products - ( 0 .9 ) %
A O Smith Corp.
(3,253) (221,887)
Advanced Drainage Systems, Inc.
(6,734) (778,450)
AGC, Inc. (Japan) (2)
(10,700) (312,557)
Armstrong World Industries, Inc.
(7,290) (1,030,296)
Assa Abloy AB, Class B (Sweden)
(2) (63,728) (1,882,290)
Carrier Global Corp.
(42,120) (2,875,111)
Daikin Industries Ltd. (Japan) (2)
(14,900) (1,738,546)
Fortune Brands Innovations, Inc.
(36,106) (2,467,123)
Nibe Industrier AB, Class B
(Sweden) (2) (211,664) (827,176)
Simpson Manufacturing Co., Inc.
(5,042) (836,115)
Trex Co., Inc.
(17,237) (1,189,870)
(14,159,421)
INVESTMENTS SHARES VALUE ($)
Commercial Services & Supplies - ( 1 .0 ) %
Brink's Co. (The)
(3,135) (290,834)
Cleanaway Waste Management Ltd.
(Australia) (2) (89,131) (145,852)
Element Fleet Management Corp.
(Canada) (5,230) (105,732)
GFL Environmental, Inc.
(11,525) (513,772)
MSA Safety, Inc.
(7,561) (1,253,387)
RB Global, Inc. (Canada)
(10,370) (935,966)
Rentokil Initial plc (United Kingdom)
(2) (288,304) (1,439,062)
Republic Services, Inc., Class A
(19,684) (3,960,027)
Securitas AB, Class B (Sweden) (2)
(49,265) (609,110)
Tetra Tech, Inc.
(33,420) (1,331,453)
Waste Management, Inc.
(24,095) (4,862,130)
(15,447,325)
Construction & Engineering - ( 0 .7 ) %
API Group Corp.
(15,643) (562,679)
Ferrovial SE (2)
(46,179) (1,938,347)
Kajima Corp. (Japan) (2)
(62,800) (1,137,613)
Quanta Services, Inc.
(11,912) (3,764,788)
Skanska AB, Class B (Sweden) (2)
(65,428) (1,375,779)
Stantec, Inc. (Canada)
(1,750) (137,302)
WillScot Holdings Corp.
(40,104) (1,341,479)
(10,257,987)
Electrical Equipment - ( 0 .7 ) %
Acuity Brands, Inc.
(382) (111,594)
Generac Holdings, Inc.
(6,648) (1,030,772)
Hubbell, Inc., Class B
(2,163) (906,059)
Legrand SA (France) (2)
(7,542) (733,621)
NEXTracker, Inc., Class A
(29,820) (1,089,325)
NIDEC Corp. (Japan) (2)
(109,200) (1,961,412)
nVent Electric plc
(3,532) (240,741)
Regal Rexnord Corp.
(7,510) (1,165,026)
Rockwell Automation, Inc.
(9,783) (2,795,884)
Sensata Technologies Holding plc
(52,881) (1,448,939)
(11,483,373)
Ground Transportation - ( 1 .5 ) %
Aurizon Holdings Ltd. (Australia) (2)
(114,249) (229,418)
Canadian National Railway Co.
(Canada) (17,194) (1,746,014)
Canadian Pacific Kansas City Ltd.
(Canada) (19,305) (1,397,798)
Central Japan Railway Co. (Japan)
(2) (120,300) (2,257,498)
CSX Corp.
(41,380) (1,335,332)
Keisei Electric Railway Co. Ltd.
(Japan) (2) (586,200) (5,263,685)
Kintetsu Group Holdings Co. Ltd.
(Japan) (2) (68,700) (1,440,839)
Knight-Swift Transportation
Holdings, Inc., Class A (27,032) (1,433,777)
Norfolk Southern Corp.
(8,263) (1,939,326)
Odakyu Electric Railway Co. Ltd.
(Japan) (2) (158,000) (1,454,775)
Old Dominion Freight Line, Inc.
(4,789) (844,780)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Ground Transportation - (1.5)% (continued)
Schneider National, Inc., Class B
(38,345) (1,122,742)
Tokyu Corp. (Japan) (2)
(89,100) (949,523)
Uber Technologies, Inc.
(8,578) (517,425)
U-Haul Holding Co.
(3,912) (270,280)
West Japan Railway Co. (Japan) (2)
(13,500) (239,110)
(22,442,322)
Industrial Conglomerates - ( 0 .7 ) %
Honeywell International, Inc.
(36,652) (8,279,320)
Keppel Ltd. (Singapore) (2)
(441,200) (2,210,485)
Lifco AB, Class B (Sweden) (2)
(33,873) (981,785)
(11,471,590)
Machinery - ( 4 .6 ) %
AGCO Corp.
(63,310) (5,918,219)
Caterpillar, Inc.
(5,598) (2,030,730)
CNH Industrial NV
(228,842) (2,592,780)
Crane Co.
(8,956) (1,359,073)
Daifuku Co. Ltd. (Japan) (2)
(38,700) (795,088)
Daimler Truck Holding AG
(Germany) (2) (20,286) (776,996)
Deere & Co.
(13,018) (5,515,727)
Epiroc AB, Class A (Sweden) (2)
(58,726) (1,023,454)
Esab Corp.
(17,704) (2,123,418)
FANUC Corp. (Japan) (2)
(90,800) (2,371,965)
Fortive Corp.
(8,855) (664,125)
Gates Industrial Corp. plc
(109,711) (2,256,755)
Georg Fischer AG (Registered)
(Switzerland) (2) (16,575) (1,254,817)
Graco, Inc.
(8,453) (712,503)
Hitachi Construction Machinery Co.
Ltd. (Japan) (2) (92,800) (2,056,744)
Husqvarna AB, Class B (Sweden)
(2) (73,441) (383,237)
IDEX Corp.
(5,239) (1,096,470)
Ingersoll Rand, Inc.
(43,363) (3,922,617)
Interpump Group SpA (Italy) (2)
(10,531) (467,048)
Kubota Corp. (Japan) (2)
(354,600) (4,107,957)
Metso OYJ (Finland) (2)
(157,474) (1,466,014)
Middleby Corp. (The)
(12,820) (1,736,469)
MINEBEA MITSUMI, Inc. (Japan) (2)
(118,000) (1,890,138)
Mitsubishi Heavy Industries Ltd.
(Japan) (2) (38,400) (535,448)
Nordson Corp.
(11,372) (2,379,477)
Oshkosh Corp.
(987) (93,834)
Sandvik AB (Sweden) (2)
(22,591) (405,088)
Schindler Holding AG (Switzerland)
(2) (463) (127,919)
SKF AB, Class B (Sweden) (2)
(60,478) (1,135,142)
SMC Corp. (Japan) (2)
(13,700) (5,320,008)
Spirax Group plc (United Kingdom)
(2) (3,824) (327,109)
Stanley Black & Decker, Inc.
(1,623) (130,311)
Terex Corp.
(13,440) (621,197)
Timken Co. (The)
(12,276) (876,138)
TOMRA Systems ASA (Norway) (2)
(31,613) (409,108)
Toro Co. (The)
(23,179) (1,856,638)
INVESTMENTS SHARES VALUE ($)
Machinery - (4.6)% (continued)
Toyota Industries Corp. (Japan) (2)
(37,000) (2,975,744)
Valmet OYJ (Finland) (2)
(39,616) (960,251)
Watts Water Technologies, Inc.,
Class A (656) (133,365)
Xylem, Inc.
(15,878) (1,842,166)
Yaskawa Electric Corp. (Japan) (2)
(152,100) (3,881,625)
(70,532,912)
Marine Transportation - ( 0 .1 ) %
AP Moller - Maersk A/S, Class B
(Denmark) (2) (366) (608,936)
Kawasaki Kisen Kaisha Ltd. (Japan)
(2) (8,200) (116,660)
Kuehne + Nagel International AG
(Registered) (Switzerland) (2) (6,645) (1,524,653)
(2,250,249)
Passenger Airlines - ( 0 .2 ) %
American Airlines Group, Inc.
(110,319) (1,922,860)
Singapore Airlines Ltd. (Singapore)
(2) (121,100) (570,920)
(2,493,780)
Professional Services - ( 1 .0 ) %
Adecco Group AG (Registered)
(Switzerland) (2) (15,547) (384,053)
ALS Ltd. (Australia) (2)
(17,882) (166,449)
Amentum Holdings, Inc.
(21,717) (456,708)
Bureau Veritas SA (France) (2)
(10,030) (304,714)
Clarivate plc
(437,354) (2,221,758)
Concentrix Corp.
(32,128) (1,390,179)
Dun & Bradstreet Holdings, Inc.
(40,320) (502,387)
Equifax, Inc.
(6,847) (1,744,958)
FTI Consulting, Inc.
(6,169) (1,179,081)
Insperity, Inc.
(15,463) (1,198,537)
Maximus, Inc.
(7,614) (568,385)
Paychex, Inc.
(16,999) (2,383,600)
Randstad NV (Netherlands) (2)
(34,277) (1,443,149)
SGS SA (Registered) (Switzerland)
(2) (4,100) (411,302)
Teleperformance SE (France) (2)
(10,511) (901,562)
(15,256,822)
Trading Companies & Distributors - ( 0 .9 ) %
Air Lease Corp., Class A
(47,081) (2,269,775)
Ashtead Group plc (United
Kingdom) (2) (10,603) (655,987)
Beijer Ref AB, Class B (Sweden) (2)
(79,961) (1,180,069)
Brenntag SE (Germany) (2)
(36,741) (2,209,555)
Core & Main, Inc., Class A
(17,995) (916,126)
GATX Corp.
(8,154) (1,263,544)
IMCD NV (Netherlands) (2)
(6,524) (969,537)
Mitsubishi Corp. (Japan) (2)
(108,400) (1,773,611)
MonotaRO Co. Ltd. (Japan) (2)
(13,400) (227,717)
MSC Industrial Direct Co., Inc.,
Class A (14,839) (1,108,325)
Reece Ltd. (Australia) (2)
(20,395) (281,745)

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - (0.9)% (continued)
RS GROUP plc (United Kingdom)
(2) (52,987) (451,458)
SiteOne Landscape Supply, Inc.
(4,687) (617,606)
Travis Perkins plc (United Kingdom)
(52,767) (481,570)
(14,406,625)
Transportation Infrastructure - ( 0 .2 ) %
Aeroports de Paris SA (France) (2)
(10,841) (1,255,237)
Atlas Arteria Ltd. (Australia) (2)
(195,988) (574,982)
Flughafen Zurich AG (Registered)
(Switzerland) (2) (583) (139,955)
Japan Airport Terminal Co. Ltd.
(Japan) (2) (4,600) (145,033)
Transurban Group (Australia) (2)
(199,912) (1,652,274)
(3,767,481)
Total Industrials (219,726,701)
Information Technology - ( 7 .9 ) %
Communications Equipment - ( 0 .2 ) %
Ciena Corp.
(26,294) (2,229,994)
Cisco Systems, Inc.
(5,097) (301,742)
F5, Inc.
(1,174) (295,226)
(2,826,962)
Electronic Equipment, Instruments & Components - ( 1 .6 ) %
Arrow Electronics, Inc.
(1,893) (214,136)
Avnet, Inc.
(24,945) (1,305,122)
Belden, Inc.
(1,408) (158,555)
CDW Corp.
(15,852) (2,758,882)
Cognex Corp.
(3,475) (124,614)
Crane NXT Co.
(22,474) (1,308,436)
Hamamatsu Photonics KK (Japan)
(2) (441,300) (4,908,534)
Hexagon AB, Class B (Sweden) (2)
(20,852) (199,083)
Ibiden Co. Ltd. (Japan) (2)
(38,400) (1,142,527)
IPG Photonics Corp.
(4,632) (336,839)
Keysight Technologies, Inc.
(9,613) (1,544,136)
Littelfuse, Inc.
(780) (183,807)
Murata Manufacturing Co. Ltd.
(Japan) (2) (54,400) (863,047)
Novanta, Inc.
(11,849) (1,810,172)
Omron Corp. (Japan) (2)
(13,500) (454,559)
Shimadzu Corp. (Japan) (2)
(79,600) (2,227,872)
Spectris plc (United Kingdom) (2)
(3,575) (111,702)
Taiyo Yuden Co. Ltd. (Japan) (2)
(162,000) (2,278,249)
Vishay Intertechnology, Inc.
(118,649) (2,009,914)
(23,940,186)
IT Services - ( 1 .0 ) %
Akamai Technologies, Inc.
(23,279) (2,226,636)
ASGN, Inc.
(12,176) (1,014,748)
Bechtle AG (Germany) (2)
(33,821) (1,084,714)
Capgemini SE (France) (2)
(15,752) (2,572,738)
CGI, Inc. (Canada)
(7,677) (839,986)
Cognizant Technology Solutions
Corp., Class A (37,944) (2,917,894)
INVESTMENTS SHARES VALUE ($)
IT Services - (1.0)% (continued)
Globant SA
(10,047) (2,154,278)
International Business Machines
Corp. (498) (109,475)
MongoDB, Inc., Class A
(1,228) (285,891)
NEXTDC Ltd. (Australia) (2)
(45,963) (427,591)
Obic Co. Ltd. (Japan) (2)
(7,000) (208,309)
Okta, Inc., Class A
(12,221) (963,015)
Reply SpA (Italy) (2)
(3,487) (554,302)
TIS, Inc. (Japan) (2)
(12,300) (290,527)
(15,650,104)
Semiconductors & Semiconductor Equipment - ( 2 .9 ) %
Advanced Micro Devices, Inc.
(7,516) (907,858)
Allegro MicroSystems, Inc. (Japan)
(95,204) (2,081,159)
Analog Devices, Inc.
(11,552) (2,454,338)
Applied Materials, Inc.
(7,951) (1,293,071)
ASML Holding NV (Netherlands) (2)
(3,370) (2,360,465)
BE Semiconductor Industries NV
(Netherlands) (2) (2,185) (299,494)
Enphase Energy, Inc.
(12,479) (857,058)
Entegris, Inc.
(7,723) (765,040)
First Solar, Inc.
(4,443) (783,034)
GLOBALFOUNDRIES, Inc.
(39,138) (1,679,412)
Infineon Technologies AG
(Germany) (2) (100,048) (3,265,742)
Lam Research Corp.
(15,284) (1,103,963)
Lasertec Corp. (Japan) (2)
(20,700) (1,940,523)
Lattice Semiconductor Corp.
(14,371) (814,117)
Microchip Technology, Inc.
(22,077) (1,266,116)
MKS Instruments, Inc.
(11,638) (1,214,891)
Monolithic Power Systems, Inc.
(592) (350,286)
ON Semiconductor Corp.
(22,484) (1,417,616)
Power Integrations, Inc.
(15,935) (983,190)
Qorvo, Inc.
(11,807) (825,664)
QUALCOMM, Inc.
(4,032) (619,396)
Renesas Electronics Corp. (Japan)
(2) (85,100) (1,076,943)
Rohm Co. Ltd. (Japan) (2)
(326,200) (3,030,925)
SCREEN Holdings Co. Ltd. (Japan)
(2) (29,300) (1,729,793)
Silicon Laboratories, Inc.
(9,318) (1,157,482)
Skyworks Solutions, Inc.
(6,335) (561,788)
SOITEC (France) (2)
(4,937) (444,060)
STMicroelectronics NV (Singapore)
(2) (55,554) (1,391,453)
SUMCO Corp. (Japan) (2)
(636,800) (4,689,700)
Synaptics, Inc.
(19,572) (1,493,735)
Texas Instruments, Inc.
(8,002) (1,500,455)
Wolfspeed, Inc.
(86,012) (572,840)
(44,931,607)
Software - ( 1 .9 ) %
Adobe, Inc.
(945) (420,223)
Altair Engineering, Inc., Class A
(17,058) (1,861,198)
Autodesk, Inc.
(3,135) (926,612)
Bentley Systems, Inc., Class B
(39,594) (1,849,040)
Blackbaud, Inc.
(9,242) (683,169)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Software - (1.9)% (continued)
Cadence Design Systems, Inc.
(6,527) (1,961,102)
CCC Intelligent Solutions Holdings,
Inc. (41,406) (485,692)
Dassault Systemes SE (France) (2)
(48,436) (1,676,076)
DocuSign, Inc., Class A
(21,257) (1,911,855)
Dolby Laboratories, Inc., Class A
(17,118) (1,336,916)
Elastic NV
(3,402) (337,070)
Five9, Inc.
(28,956) (1,176,772)
Gen Digital, Inc.
(7,573) (207,349)
Informatica, Inc., Class A
(29,907) (775,489)
Microsoft Corp.
(4,700) (1,981,050)
Open Text Corp. (Canada)
(13,837) (391,589)
Procore Technologies, Inc.
(2,258) (169,192)
PTC, Inc.
(10,521) (1,934,496)
Roper Technologies, Inc.
(7,718) (4,012,202)
SentinelOne, Inc., Class A
(7,745) (171,939)
Synopsys, Inc.
(3,284) (1,593,922)
Temenos AG (Registered)
(Switzerland) (2) (23,922) (1,690,336)
Tyler Technologies, Inc.
(726) (418,641)
Unity Software, Inc.
(45,569) (1,023,935)
(28,995,865)
Technology Hardware, Storage & Peripherals - ( 0 .3 ) %
Brother Industries Ltd. (Japan) (2)
(21,000) (355,237)
HP, Inc.
(45,306) (1,478,335)
Pure Storage, Inc., Class A
(22,254) (1,367,063)
Ricoh Co. Ltd. (Japan) (2)
(129,700) (1,472,959)
Super Micro Computer, Inc.
(8,300) (252,984)
Western Digital Corp.
(3,543) (211,269)
(5,137,847)
Total Information Technology (121,482,571)
Materials - ( 4 .8 ) %
Chemicals - ( 2 .5 ) %
Air Products and Chemicals, Inc.
(3,342) (969,314)
Akzo Nobel NV (Netherlands) (2)
(6,612) (396,872)
Albemarle Corp.
(24,631) (2,120,237)
Asahi Kasei Corp. (Japan) (2)
(53,700) (370,006)
Ashland, Inc.
(3,942) (281,695)
Celanese Corp., Class A
(75,045) (5,193,864)
CF Industries Holdings, Inc.
(1,288) (109,892)
Chemours Co. (The)
(42,055) (710,730)
Clariant AG (Registered)
(Switzerland) (2) (157,613) (1,759,155)
Corteva, Inc.
(39,113) (2,227,876)
Croda International plc (United
Kingdom) (2) (6,789) (287,156)
Dow, Inc.
(81,152) (3,256,630)
Eastman Chemical Co.
(17,028) (1,554,997)
EMS-Chemie Holding AG
(Registered) (Switzerland) (2) (1,168) (788,133)
FMC Corp.
(32,327) (1,571,415)
International Flavors & Fragrances,
Inc. (4,829) (408,292)
INVESTMENTS SHARES VALUE ($)
Chemicals - (2.5)% (continued)
Johnson Matthey plc (United
Kingdom) (2) (11,683) (196,003)
Kansai Paint Co. Ltd. (Japan) (2)
(34,400) (491,711)
Linde plc
(6,391) (2,675,720)
LyondellBasell Industries NV, Class
A (31,607) (2,347,452)
Mitsui Chemicals, Inc. (Japan) (2)
(29,900) (652,700)
Mosaic Co. (The)
(42,442) (1,043,224)
Nippon Paint Holdings Co. Ltd.
(Japan) (2) (299,600) (1,934,347)
Nippon Sanso Holdings Corp.
(Japan) (2) (29,600) (821,340)
Nissan Chemical Corp. (Japan) (2)
(22,100) (688,776)
Novonesis (Novozymes), Class B
(Denmark) (2) (2,673) (151,470)
Nutrien Ltd. (Canada)
(35,863) (1,604,722)
Shin-Etsu Chemical Co. Ltd. (Japan)
(2) (13,600) (447,945)
Umicore SA (Belgium) (2)
(98,551) (1,017,236)
Wacker Chemie AG (Germany) (2)
(9,298) (676,351)
Westlake Corp.
(17,124) (1,963,267)
Yara International ASA (Brazil) (2)
(25,812) (683,291)
(39,401,819)
Construction Materials - ( 0 .2 ) %
Knife River Corp.
(15,807) (1,606,623)
Martin Marietta Materials, Inc.
(1,757) (907,491)
Vulcan Materials Co.
(534) (137,361)
(2,651,475)
Containers & Packaging - ( 0 .4 ) %
Avery Dennison Corp.
(1,341) (250,941)
Ball Corp.
(16,004) (882,301)
Graphic Packaging Holding Co.
(76,381) (2,074,508)
Sealed Air Corp.
(18,669) (631,572)
SIG Group AG (Switzerland) (2)
(110,705) (2,188,962)
Silgan Holdings, Inc.
(9,681) (503,896)
(6,532,180)
Metals & Mining - ( 1 .5 ) %
Anglo American plc (South Africa)
(2) (77,386) (2,288,084)
Antofagasta plc (Chile) (2)
(52,411) (1,038,236)
Aurubis AG (Germany) (2)
(3,158) (251,461)
BHP Group Ltd. (Australia) (2)
(111,470) (2,719,284)
Boliden AB (Sweden) (2)
(3,805) (107,053)
Capstone Copper Corp. (Canada)
(35,304) (218,340)
Cleveland-Cliffs, Inc.
(84,357) (792,956)
Endeavour Mining plc (Burkina
Faso) (2) (41,660) (744,150)
First Quantum Minerals Ltd.
(Zambia) (32,308) (416,479)
Franco-Nevada Corp. (Canada)
(7,672) (901,565)
Glencore plc (Australia) (2)
(325,347) (1,432,886)
IGO Ltd. (Australia) (2)
(116,648) (342,946)
Lundin Mining Corp. (Chile)
(130,039) (1,119,053)
Mineral Resources Ltd. (Australia)
(2) (57,232) (1,207,876)

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Metals & Mining - (1.5)% (continued)
MP Materials Corp.
(18,258) (284,825)
Newmont Corp.
(51,653) (1,922,525)
Nippon Steel Corp. (Japan) (2)
(83,500) (1,677,985)
Nucor Corp.
(7,831) (913,956)
Pan American Silver Corp. (Canada)
(13,171) (266,453)
Reliance, Inc.
(2,132) (574,062)
Rio Tinto plc (Australia) (2)
(17,817) (1,051,739)
SSAB AB, Class B (Sweden) (2)
(241,205) (957,232)
Sumitomo Metal Mining Co. Ltd.
(Japan) (2) (37,100) (845,842)
Teck Resources Ltd., Class B
(Canada) (19,498) (790,527)
thyssenkrupp AG (Germany) (2)
(195,765) (794,329)
(23,659,844)
Paper & Forest Products - ( 0 .2 ) %
Holmen AB, Class B (Sweden) (2)
(25,480) (934,620)
Mondi plc (Austria) (2)
(17,647) (262,722)
Stora Enso OYJ, Class R (Finland)
(2) (22,238) (223,804)
Svenska Cellulosa AB SCA, Class B
(Sweden) (2) (58,684) (744,324)
UPM-Kymmene OYJ (Finland) (2)
(12,661) (348,172)
(2,513,642)
Total Materials (74,758,960)
Real Estate - ( 2 .8 ) %
Diversified REITs - ( 0 .1 ) %
WP Carey, Inc., REIT (28,379) (1,546,088)
Hotel & Resort REITs - ( 0 .1 ) %
Host Hotels & Resorts, Inc., REIT (119,959) (2,101,682)
Industrial REITs - ( 0 .3 ) %
EastGroup Properties, Inc., REIT
(3,409) (547,111)
First Industrial Realty Trust, Inc.,
REIT (13,795) (691,543)
Prologis, Inc., REIT
(5,454) (576,488)
Rexford Industrial Realty, Inc., REIT
(54,914) (2,122,975)
STAG Industrial, Inc., REIT
(8,829) (298,597)
(4,236,714)
Office REITs - ( 0 .1 ) %
Vornado Realty Trust, REIT (36,583) (1,537,949)
Real Estate Management & Development - ( 0 .2 ) %
CapitaLand Investment Ltd.
(Singapore) (2) (593,000) (1,136,817)
CoStar Group, Inc.
(34,245) (2,451,600)
(3,588,417)
Residential REITs - ( 0 .5 ) %
Equity Residential, REIT
(24,636) (1,767,880)
Essex Property Trust, Inc., REIT
(3,578) (1,021,304)
Invitation Homes, Inc., REIT
(18,049) (577,027)
Mid-America Apartment
Communities, Inc., REIT (3,832) (592,312)
INVESTMENTS SHARES VALUE ($)
Residential REITs - (0.5)% (continued)
Sun Communities, Inc., REIT
(25,862) (3,180,250)
(7,138,773)
Retail REITs - ( 0 .7 ) %
Agree Realty Corp., REIT
(39,165) (2,759,174)
NNN REIT, Inc., REIT
(3,206) (130,965)
Realty Income Corp., REIT
(138,871) (7,417,100)
Regency Centers Corp., REIT
(2,757) (203,825)
(10,511,064)
Specialized REITs - ( 0 .8 ) %
American Tower Corp., REIT
(7,476) (1,371,173)
Crown Castle, Inc., REIT
(15,188) (1,378,463)
Extra Space Storage, Inc., REIT
(8,195) (1,225,972)
Gaming and Leisure Properties, Inc.,
REIT (31,947) (1,538,567)
National Storage Affiliates Trust,
REIT (7,916) (300,095)
Public Storage, REIT
(4,206) (1,259,445)
Rayonier, Inc., REIT
(18,821) (491,228)
VICI Properties, Inc., Class A, REIT
(146,190) (4,270,210)
Weyerhaeuser Co., REIT
(5,025) (141,454)
(11,976,607)
Total Real Estate (42,637,294)
Utilities - ( 3 .6 ) %
Electric Utilities - ( 1 .8 ) %
Acciona SA (Spain) (2)
(6,918) (778,492)
Alliant Energy Corp.
(119,383) (7,060,311)
BKW AG (Switzerland) (2)
(1,675) (277,514)
Chubu Electric Power Co., Inc.
(Japan) (2) (44,400) (465,802)
Constellation Energy Corp.
(5,825) (1,303,111)
Duke Energy Corp.
(9,458) (1,019,005)
EDP SA (Portugal) (2)
(138,405) (442,760)
Elia Group SA/NV (Belgium) (2)
(11,129) (856,297)
Entergy Corp.
(4,498) (341,038)
Exelon Corp.
(4,543) (170,999)
Hydro One Ltd. (Canada) (c)
(4,948) (152,387)
Kansai Electric Power Co., Inc.
(The) (Japan) (2) (102,000) (1,130,555)
NextEra Energy, Inc.
(29,986) (2,149,696)
NRG Energy, Inc.
(6,077) (548,267)
Pinnacle West Capital Corp.
(21,673) (1,837,220)
Redeia Corp. SA (Spain) (2)
(23,215) (396,426)
Southern Co. (The)
(60,847) (5,008,925)
SSE plc (United Kingdom) (2)
(35,943) (720,459)
Terna - Rete Elettrica Nazionale
(Italy) (2) (68,470) (541,038)
Tokyo Electric Power Co. Holdings,
Inc. (Japan) (2) (128,800) (384,999)
TXNM Energy, Inc.
(59,278) (2,914,699)
(28,500,000)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Gas Utilities - ( 0 .4 ) %
APA Group (Australia) (2)
(391,399) (1,685,031)
Enagas SA (Spain) (2)
(34,076) (415,936)
ONE Gas, Inc.
(5,728) (396,664)
Snam SpA (Italy) (2)
(307,887) (1,364,788)
Southwest Gas Holdings, Inc.
(19,617) (1,387,118)
Spire, Inc.
(23,634) (1,603,094)
(6,852,631)
Independent Power and Renewable Electricity Producers - ( 0 .4 ) %
AES Corp. (The)
(9,484) (122,059)
Clearway Energy, Inc., Class C
(11,247) (292,422)
Northland Power, Inc. (Canada)
(38,361) (477,695)
Ormat Technologies, Inc.
(19,035) (1,289,050)
Orsted A/S (Denmark) (2)(c)
(24,303) (1,097,372)
RWE AG (Germany)
(89,986) (2,687,302)
(5,965,900)
Multi-Utilities - ( 0 .7 ) %
Canadian Utilities Ltd., Class A
(Canada) (5,834) (141,441)
CenterPoint Energy, Inc.
(5,075) (161,030)
Centrica plc (United Kingdom) (2)
(167,100) (278,785)
CMS Energy Corp.
(8,655) (576,856)
Hera SpA (Italy) (2)
(56,324) (200,498)
Sempra
(98,266) (8,619,894)
WEC Energy Group, Inc.
(7,804) (733,888)
(10,712,392)
Water Utilities - ( 0 .3 ) %
American Water Works Co., Inc.
(7,567) (942,016)
Pennon Group plc (United Kingdom)
(72,116) (535,824)
Severn Trent plc (United Kingdom)
(2) (53,067) (1,663,780)
United Utilities Group plc (United
Kingdom) (2) (58,386) (768,054)
(3,909,674)
Total Utilities (55,940,597)
TOTAL COMMON STOCKS
(Proceeds $(1,138,709,290)) (1,048,786,316)
PREFERRED STOCKS - (0.4)%
Consumer Discretionary - ( 0 .2 ) %
Automobiles - ( 0 .2 ) %
Dr Ing hc F Porsche AG
(Preference) (Germany) (2)(c) (25,245) (1,529,829)
Volkswagen AG (Preference)
(Germany) (2) (21,964) (2,026,513)
Total Consumer Discretionary (3,556,342)
INVESTMENTS SHARES VALUE ($)
Consumer Staples - ( 0 .1 ) %
Household Products - ( 0 .1 ) %
Henkel AG & Co. KGaA (Preference)
(Germany) (17,265) (1,514,771)
Health Care - ( 0 .1 ) %
Life Sciences Tools & Services - ( 0 .1 ) %
Sartorius AG (Preference)
(Germany) (2) (6,346) (1,410,296)
TOTAL PREFERRED STOCKS
(Proceeds $(7,384,330)) (6,481,409)
TOTAL SHORT POSITIONS
(Proceeds $(1,146,093,620)) (1,055,267,725)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 81.3%
(Cost $1,104,578,329) 1,258,824,197
OTHER ASSETS IN EXCESS OF
LIABILITIES - 18.7% ‡ 289,149,270
NET ASSETS - 100.0% 1,547,973,467
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (960,974) ( 0 .1 ) %
Consumer Discretionary 8,531,963 0 .6
Consumer Staples (46,507,336) ( 3 .0 )
Energy (6,074,363) ( 0 .4 )
Financials 54,932,783 3 .6
Health Care (22,034,380) ( 1 .5 )
Industrials 10,874,914 0 .7
Information Technology 27,120,819 1 .7
Materials (23,514,732) ( 1 .5 )
Real Estate (18,818,422) ( 1 .2 )
Utilities (2,272,001) ( 0 .1 )
Investment Companies 369,274,109 23 .8
U.S. Treasury Obligations 908,271,817 58 .7
Total Investments In Securities
At Value 1,258,824,197 81 .3
Other Assets in Excess of
Liabilities ‡ 289,149,270 18 .7
Net Assets
$ 1,547,973,467 100 .0%

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at December
31, 2024 amounted to $1,028,983,529, which is inclusive of rehypothecated amounts disclosed below. In addition, $127,834,880 of cash collateral was also pledged.
(b) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at December 31, 2024 amounted to $162,486,345.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2024 amounted to $8,053,866, which represents 0.52%
of net assets of the Fund.
(d) Represents 7-day effective yield as of December 31, 2024.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) For the period ended December 31, 2024, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
Affiliate
Value
At
12/31/2023
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
12/31/2024
Shares
Held At
12/31/2024
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 22.8%
INVESTMENT COMPANIES - 22.8%
Limited Purpose
Cash Investment
Fund,
4.47% (a)
(Cost $353,001,972) $174,786,719 $5,254,898,941 $(5,076,682,726) $61,631 $57,126 $353,121,691 353,192,329 $15,910,377 $–
(a) Represents 7-day effective yield as of December 31, 2024.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
Credit default swap contracts outstanding - buy protection as of December 31, 2024:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
Investment Grade Index
Series 43.V1 1 .00 % Quarterly 12/20/2029 0 .50 % USD 92,572,000 $ (2,115,675) $ 18,544 $ (2,097,131)
$ (2,115,675) $ 18,544 $ (2,097,131)
Credit default swap contracts outstanding - sell protection as of December 31, 2024 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 42.V1 5 .00 % Quarterly 12/20/2029 3 .12 % EUR 16,494,000 $ 1,419,831 $ (50,699) $ 1,369,132
iTraxx Europe Main Index
Series 42.V1 1 .00 Quarterly 12/20/2029 0 .58 EUR 79,834,000 1,775,137 (108,227) 1,666,910
Markit CDX North America
High Yield Index Series
43.V1 5 .00 Quarterly 12/20/2029 3 .12 USD 20,033,000 1,390,249 184,847 1,575,096
4,585,217 25,921 4,611,138
Markit CDX North America
Emerging Markets Index
Series 42.V1 1 .00 % Quarterly 12/20/2029 1 .73 % USD 12,176,000 $ (342,399) $ (35,050) $ (377,449)
(342,399) (35,050) (377,449)
$ 4,242,818 $ (9,129) $ 4,233,689
Forward effective interest rate swap contracts outstanding as of December 31, 2024:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 3.00% Semi 3/17/2027 CAD 3,200,000 $ 254 $ 13,351 $ 13,605
Pay 1D CORRA Semi 3.00% Semi 3/17/2027 CAD 3,200,000 254 13,351 13,605
Pay 1D CORRA Semi 3.00% Semi 6/16/2027 CAD 20,100,000 93,159 1,293 94,452
Pay 1D CORRA Semi 3.00% Semi 6/16/2027 CAD 399,000,000 1,127,300 747,341 1,874,641
Pay 1D CORRA Semi 3.00% Semi 6/20/2035 CAD 700,000 1,359 (42) 1,317
Pay 1D CORRA Semi 3.00% Semi 6/20/2035 CAD 10,400,000 23,873 (14,817) 9,056
Pay 1D SARON Annual 0.00% Annual 3/17/2027 CHF 198,500,000 (157,135) 195,981 38,846
Pay 1D SARON Annual 0.00% Annual 3/17/2027 CHF 198,500,000 (156,803) 195,649 38,846
Pay 1D SARON Annual 0.00% Annual 6/16/2027 CHF 4,000,000 (2,436) 2,949 513
Pay 1D SARON Annual 0.00% Annual 6/16/2027 CHF 308,600,000 (202,444) 241,993 39,549
Pay 1D SARON Annual 0.50% Annual 3/21/2035 CHF 7,400,000 (20,185) 114,961 94,776
Pay 1D SARON Annual 0.50% Annual 3/21/2035 CHF 7,500,000 (234,350) 330,407 96,057
Pay 1D SARON Annual 0.50% Annual 6/20/2035 CHF 200,000 3,545 (1,330) 2,215
Pay 1D SARON Annual 0.50% Annual 6/20/2035 CHF 2,000,000 50,203 (28,059) 22,144
Pay 1D THOR Qtrly 2.00% Qtrly 3/19/2027 THB 289,500,000 21,057 1,520 22,577
Pay 1D THOR Qtrly 2.00% Qtrly 3/19/2027 THB 289,500,000 21,057 1,520 22,577
Pay 1D THOR Qtrly 2.00% Qtrly 6/21/2027 THB 907,800,000 129,370 (41,973) 87,397
Pay 1D THOR Qtrly 2.00% Qtrly 6/21/2027 THB 224,000,000 23,418 (1,853) 21,565
Pay 1D TONAR Annual 1.00% Annual 3/21/2030 JPY 13,330,700,000 775,579 19,462 795,041
Pay 1D TONAR Annual 1.00% Annual 3/21/2030 JPY 13,330,700,000 775,579 19,462 795,041

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/19/2027 CNY 126,500,000 $ (20,425) $ 74,921 $ 54,496
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/19/2027 CNY 126,500,000 (20,425) 74,921 54,496
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/21/2027 CNY 270,000,000 65,255 66,949 132,204
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/21/2027 CNY 32,000,000 17,041 (1,372) 15,669
Pay 3M BBR Qtrly 3.50% Semi 3/10/2027 NZD 26,900,000 36,241 25,073 61,314
Pay 3M BBR Qtrly 3.50% Semi 3/10/2027 NZD 26,900,000 22,813 38,502 61,315
Pay 3M BBR Qtrly 3.50% Semi 6/16/2027 NZD 9,600,000 20,350 5,986 26,336
Pay 3M BBR Qtrly 3.50% Semi 6/16/2027 NZD 424,600,000 64,324 1,100,510 1,164,834
Pay 3M BBR Qtrly 4.00% Semi 6/12/2030 NZD 8,200,000 68,602 29,251 97,853
Pay 3M BBR Qtrly 4.00% Semi 6/12/2030 NZD 8,200,000 68,602 29,251 97,853
Pay 3M BBR Qtrly 4.00% Semi 3/14/2035 NZD 300,000 364 555 919
Pay 3M BBR Qtrly 4.00% Semi 3/14/2035 NZD 12,000,000 8,944 27,810 36,754
Pay 3M BBR Qtrly 4.00% Semi 6/13/2035 NZD 4,900,000 (2,503) 12,074 9,571
Pay 3M BBR Qtrly 4.00% Semi 6/13/2035 NZD 4,900,000 (2,579) 12,150 9,571
Pay 6M BBR Semi 4.50% Semi 3/08/2035 AUD 900,000 (3,862) 11,240 7,378
Pay 6M BBR Semi 4.50% Semi 3/08/2035 AUD 900,000 (3,862) 11,134 7,272
Pay 6M BBR Semi 4.50% Semi 6/07/2035 AUD 10,800,000 85,353 (4,620) 80,733
Pay 6M BBR Semi 4.50% Semi 6/07/2035 AUD 36,200,000 273,139 (2,534) 270,605
Pay 6M WIBOR Semi 5.00% Annual 6/19/2030 PLN 900,000 908 – 908
Pay 6M WIBOR Semi 5.00% Annual 6/19/2030 PLN 1,000,000 1,008 – 1,008
Receive 1D CLICP Semi 5.00% Semi 3/19/2027 CLP 3,486,200,000 (6,448) 8,043 1,595
Receive 1D CLICP Semi 5.00% Semi 3/19/2027 CLP 3,486,200,000 (6,448) 8,043 1,595
Receive 1D CLICP Semi 5.00% Semi 6/22/2027 CLP 410,000,000 1,684 (1,173) 511
Receive 1D CLICP Semi 5.00% Semi 6/22/2027 CLP 410,000,000 1,684 (1,173) 511
Receive 1D IBR Qtrly 7.50% Qtrly 3/19/2027 COP 1,876,400,000 (7) 6,564 6,557
Receive 1D IBR Qtrly 7.50% Qtrly 3/19/2027 COP 1,876,400,000 (7) 6,564 6,557
Receive 1D SOFR Annual 4.00% Annual 3/17/2027 USD 296,200,000 (183,695) 427,080 243,385
Receive 1D SOFR Annual 4.00% Annual 3/17/2027 USD 296,200,000 (168,490) 411,875 243,385
Receive 1D SOFR Annual 4.00% Annual 6/16/2027 USD 149,000,000 16,208 14,439 30,647
Receive 1D SOFR Annual 4.00% Annual 6/16/2027 USD 149,000,000 15,731 15,627 31,358
Receive 1D SOFR Annual 4.00% Annual 3/21/2035 USD 33,000,000 346,588 (169,163) 177,425
Receive 1D SOFR Annual 4.00% Annual 3/21/2035 USD 32,900,000 345,538 (168,650) 176,888
Receive 1D SOFR Annual 4.00% Annual 6/20/2035 USD 10,300,000 55,843 (10,151) 45,692
Receive 1D SOFR Annual 3.50% Annual 6/20/2035 USD 3,700,000 118,161 49,354 167,515
Receive 1D SOFR Annual 3.50% Annual 6/20/2035 USD 3,700,000 119,549 47,966 167,515
Receive 1D SOFR Annual 4.00% Annual 6/20/2035 USD 10,300,000 56,063 (10,371) 45,692
Receive 1D SOFR Annual 3.50% Annual 6/16/2055 USD 300,000 19,132 1,920 21,052
Receive 1D SOFR Annual 3.50% Annual 6/16/2055 USD 400,000 25,509 2,560 28,069
Receive 1D SONIA Annual 4.00% Annual 3/17/2027 GBP 96,600,000 301,201 123,985 425,186
Receive 1D SONIA Annual 4.00% Annual 3/17/2027 GBP 96,600,000 300,254 124,995 425,249
Receive 1D SONIA Annual 4.00% Annual 6/16/2027 GBP 61,600,000 (3,254) 163,024 159,770
Receive 1D SONIA Annual 4.00% Annual 6/16/2027 GBP 61,700,000 18,686 141,344 160,030
Receive 1D SONIA Annual 4.00% Annual 3/21/2035 GBP 24,300,000 (101,243) 247,733 146,490
Receive 1D SONIA Annual 4.00% Annual 3/21/2035 GBP 24,400,000 (102,693) 249,786 147,093
Receive 1D SONIA Annual 4.00% Annual 6/20/2035 GBP 3,600,000 32,654 (13,614) 19,040
Receive 1D SONIA Annual 4.00% Annual 6/20/2035 GBP 3,600,000 31,602 (12,774) 18,828
Receive 1D SORA Semi 2.50% Semi 6/16/2027 SGD 1,700,000 4,132 (3,539) 593
Receive 1D SORA Semi 2.50% Semi 6/16/2027 SGD 1,700,000 4,085 (3,492) 593
Receive 1D TIIEOIS Monthly 8.50% Monthly 3/17/2027 MXN 21,800,000 898 9,113 10,011
Receive 1D TIIEOIS Monthly 8.50% Monthly 3/17/2027 MXN 21,800,000 898 9,113 10,011
Receive 1D TIIEOIS Monthly 8.50% Monthly 3/13/2030 MXN 18,300,000 11,858 10,723 22,581
Receive 1D TIIEOIS Monthly 8.50% Monthly 3/13/2030 MXN 18,300,000 11,858 10,723 22,581
Receive 1D TONAR Annual 1.00% Annual 3/22/2035 JPY 5,866,800,000 10,370 256,051 266,421

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D TONAR Annual 1.00% Annual 3/22/2035 JPY 5,866,800,000 $ (47,648) $ 314,069 $ 266,421
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 6/16/2027 KRW 524,200,000 815 (198) 617
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 6/16/2027 KRW 524,300,000 815 (198) 617
Receive 3M HIBOR Qtrly 3.50% Qtrly 3/17/2027 HKD 27,600,000 1,321 13,163 14,484
Receive 3M HIBOR Qtrly 3.50% Qtrly 3/17/2027 HKD 27,600,000 1,289 13,195 14,484
Receive 3M HIBOR Qtrly 3.50% Qtrly 6/16/2027 HKD 5,700,000 4,038 (1,770) 2,268
Receive 3M HIBOR Qtrly 3.50% Qtrly 6/16/2027 HKD 5,700,000 4,038 (1,770) 2,268
Receive 3M HIBOR Qtrly 3.50% Qtrly 3/20/2030 HKD 400,000 (84) 375 291
Receive 3M HIBOR Qtrly 3.50% Qtrly 3/20/2030 HKD 400,000 (84) 375 291
Receive 3M HIBOR Qtrly 3.50% Qtrly 6/19/2030 HKD 6,800,000 8,174 (3,995) 4,179
Receive 3M HIBOR Qtrly 3.50% Qtrly 6/19/2030 HKD 6,700,000 7,993 (3,875) 4,118
Receive 3M JIBAR Qtrly 7.50% Qtrly 6/19/2030 ZAR 6,400,000 3,814 1,452 5,266
Receive 3M STIBOR Qtrly 2.00% Annual 6/19/2030 SEK 151,600,000 66,815 271,891 338,706
Receive 3M STIBOR Qtrly 2.00% Annual 6/19/2030 SEK 468,900,000 (44,942) 1,092,561 1,047,619
Receive 3M STIBOR Qtrly 2.50% Annual 3/21/2035 SEK 16,500,000 (9,824) 38,523 28,699
Receive 3M STIBOR Qtrly 2.50% Annual 3/21/2035 SEK 16,500,000 (9,824) 38,523 28,699
Receive 3M STIBOR Qtrly 2.50% Annual 6/20/2035 SEK 35,900,000 (14,778) 81,659 66,881
Receive 3M STIBOR Qtrly 2.50% Annual 6/20/2035 SEK 35,800,000 (14,884) 81,578 66,694
Receive 3M TELBOR Qtrly 4.00% Annual 3/17/2027 ILS 1,300,000 87 820 907
Receive 3M TELBOR Qtrly 4.00% Annual 3/17/2027 ILS 1,300,000 87 820 907
Receive 3M TELBOR Qtrly 4.00% Annual 6/19/2030 ILS 1,500,000 3,133 (687) 2,446
Receive 3M TELBOR Qtrly 4.00% Annual 6/19/2030 ILS 1,400,000 2,954 (687) 2,267
Receive 6M BBR Semi 4.00% Semi 3/07/2030 AUD 3,300,000 28,935 (26,414) 2,521
Receive 6M BBR Semi 4.00% Semi 3/07/2030 AUD 3,400,000 29,412 (26,814) 2,598
Receive 6M BBR Semi 4.00% Semi 6/13/2030 AUD 11,800,000 29,829 (20,886) 8,943
Receive 6M BBR Semi 4.00% Semi 6/13/2030 AUD 34,700,000 89,563 (63,264) 26,299
Receive 6M BBR Semi 4.50% Semi 6/08/2045 AUD 100,000 18 153 171
Receive 6M BBR Semi 4.50% Semi 6/08/2045 AUD 1,400,000 245 2,145 2,390
Receive 6M BUBOR Semi 6.00% Annual 3/17/2027 HUF 659,700,000 5,887 9,409 15,296
Receive 6M BUBOR Semi 6.00% Annual 3/17/2027 HUF 659,600,000 5,886 9,408 15,294
Receive 6M BUBOR Semi 6.00% Annual 6/16/2027 HUF 345,000,000 7,330 211 7,541
Receive 6M BUBOR Semi 6.00% Annual 6/16/2027 HUF 345,000,000 3,694 3,847 7,541
Receive 6M BUBOR Semi 6.00% Annual 3/20/2030 HUF 284,200,000 650 17,686 18,336
Receive 6M BUBOR Semi 6.00% Annual 3/20/2030 HUF 284,200,000 650 17,686 18,336
Receive 6M BUBOR Semi 6.00% Annual 6/19/2030 HUF 70,000,000 2,189 2,350 4,539
Receive 6M BUBOR Semi 6.00% Annual 6/19/2030 HUF 70,000,000 2,189 2,350 4,539
Receive 6M EURIBOR Semi 2.00% Annual 3/20/2030 EUR 11,100,000 36,819 81,366 118,185
Receive 6M EURIBOR Semi 2.00% Annual 3/20/2030 EUR 91,500,000 71,076 903,156 974,232
Receive 6M EURIBOR Semi 2.00% Annual 6/19/2030 EUR 36,800,000 (25,878) 414,744 388,866
Receive 6M EURIBOR Semi 2.00% Annual 6/19/2030 EUR 148,800,000 (126,483) 1,698,855 1,572,372
Receive 6M EURIBOR Semi 2.00% Annual 3/17/2055 EUR 4,600,000 39,978 110,039 150,017
Receive 6M EURIBOR Semi 2.00% Annual 3/17/2055 EUR 4,600,000 39,862 110,155 150,017
Receive 6M EURIBOR Semi 2.00% Annual 6/16/2055 EUR 2,800,000 70,553 15,791 86,344
Receive 6M EURIBOR Semi 2.00% Annual 6/16/2055 EUR 15,400,000 (418,076) 892,966 474,890
Receive 6M NIBOR Semi 4.00% Annual 3/17/2027 NOK 811,800,000 197,839 128,782 326,621
Receive 6M NIBOR Semi 4.00% Annual 3/17/2027 NOK 811,700,000 197,816 128,764 326,580
Receive 6M NIBOR Semi 3.50% Annual 3/20/2030 NOK 25,900,000 17,444 40,366 57,810
Receive 6M NIBOR Semi 3.50% Annual 3/20/2030 NOK 25,900,000 17,444 40,366 57,810
Receive 6M NIBOR Semi 3.50% Annual 6/19/2030 NOK 63,000,000 17,665 110,366 128,031
Receive 6M NIBOR Semi 3.50% Annual 6/19/2030 NOK 183,500,000 33,940 338,977 372,917
Receive 6M PRIBOR Semi 3.50% Annual 3/17/2027 CZK 242,000,000 (17,799) 37,524 19,725
Receive 6M PRIBOR Semi 3.50% Annual 3/17/2027 CZK 242,000,000 (17,799) 37,523 19,724
Receive 6M PRIBOR Semi 3.50% Annual 6/16/2027 CZK 42,000,000 (3,700) 6,124 2,424
Receive 6M PRIBOR Semi 3.50% Annual 6/16/2027 CZK 42,000,000 (4,243) 6,667 2,424
Receive 6M PRIBOR Semi 3.50% Annual 3/20/2030 CZK 87,000,000 5,891 19,674 25,565
Receive 6M PRIBOR Semi 3.50% Annual 3/20/2030 CZK 87,000,000 5,896 19,669 25,565
Receive 6M PRIBOR Semi 3.50% Annual 6/19/2030 CZK 27,500,000 4,452 3,769 8,221

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M PRIBOR Semi 3.50% Annual 6/19/2030 CZK 27,500,000 $ 4,452 $ 3,769 $ 8,221
Receive 6M WIBOR Semi 5.00% Annual 3/17/2027 PLN 200,000 71 13 84
Receive 6M WIBOR Semi 5.00% Annual 3/17/2027 PLN 200,000 71 13 84
4,546,916 12,288,621 16,835,537
Pay 1D MIBOR Semi 6.00% Semi 6/21/2027 INR 195,000,000 3,722 (9,945) (6,223)
Pay 1D MIBOR Semi 6.00% Semi 6/21/2027 INR 195,000,000 3,722 (9,945) (6,223)
Pay 1D SOFR Annual 4.00% Annual 3/20/2030 USD 700,000 (634) (235) (869)
Pay 1D SOFR Annual 3.50% Annual 3/20/2030 USD 103,100,000 (1,686,019) (743,542) (2,429,561)
Pay 1D SOFR Annual 4.00% Annual 3/20/2030 USD 700,000 (634) (235) (869)
Pay 1D SOFR Annual 3.50% Annual 3/20/2030 USD 103,000,000 (1,680,669) (746,536) (2,427,205)
Pay 1D SOFR Annual 4.00% Annual 6/20/2030 USD 62,600,000 (154,051) 118,258 (35,793)
Pay 1D SOFR Annual 4.00% Annual 6/20/2030 USD 62,700,000 (154,191) 118,296 (35,895)
Pay 1D SONIA Annual 4.00% Annual 3/20/2030 GBP 37,800,000 163,014 (189,711) (26,697)
Pay 1D SONIA Annual 4.00% Annual 3/20/2030 GBP 37,700,000 164,691 (191,317) (26,626)
Pay 1D SONIA Annual 4.00% Annual 3/17/2055 GBP 6,000,000 (75,789) (195,035) (270,824)
Pay 1D SONIA Annual 4.00% Annual 3/17/2055 GBP 6,000,000 (74,865) (195,960) (270,825)
Pay 1D SONIA Annual 4.00% Annual 6/16/2055 GBP 5,800,000 (138,863) (111,969) (250,832)
Pay 1D SONIA Annual 4.00% Annual 6/16/2055 GBP 5,800,000 (136,510) (114,321) (250,831)
Pay 1D SORA Semi 2.50% Semi 6/19/2030 SGD 3,400,000 2,640 (19,627) (16,987)
Pay 1D TONAR Annual 1.00% Annual 6/20/2035 JPY 742,900,000 (61,687) 13,507 (48,180)
Pay 1D TONAR Annual 1.00% Annual 6/20/2035 JPY 742,900,000 (61,687) 13,506 (48,181)
Pay 1D TONAR Annual 1.50% Annual 3/15/2045 JPY 1,615,000,000 (162,798) (117,609) (280,407)
Pay 1D TONAR Annual 1.50% Annual 3/15/2045 JPY 1,615,000,000 (162,812) (117,595) (280,407)
Pay 1D TONAR Annual 1.50% Annual 6/21/2045 JPY 20,100,000 (3,216) (875) (4,091)
Pay 1D TONAR Annual 1.50% Annual 6/21/2045 JPY 2,611,900,000 (474,492) (57,152) (531,644)
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 3/20/2030 KRW 11,406,500,000 3,498 (73,498) (70,000)
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 3/20/2030 KRW 11,406,500,000 3,498 (73,498) (70,000)
Pay 3M JIBAR Qtrly 7.00% Qtrly 3/17/2027 ZAR 90,200,000 (9,942) (19,085) (29,027)
Pay 3M JIBAR Qtrly 7.00% Qtrly 3/17/2027 ZAR 90,200,000 (9,942) (19,085) (29,027)
Pay 3M JIBAR Qtrly 7.00% Qtrly 6/17/2027 ZAR 229,200,000 (27,274) (44,062) (71,336)
Pay 3M JIBAR Qtrly 7.50% Qtrly 3/20/2030 ZAR 69,900,000 (32,991) (12,984) (45,975)
Pay 3M JIBAR Qtrly 7.50% Qtrly 3/20/2030 ZAR 69,900,000 (32,991) (12,984) (45,975)
Pay 3M JIBAR Qtrly 7.50% Qtrly 6/19/2030 ZAR 64,700,000 (38,266) (14,971) (53,237)
Pay 3M STIBOR Qtrly 2.00% Annual 3/17/2027 SEK 69,500,000 (6,917) (36,019) (42,936)
Pay 3M STIBOR Qtrly 2.00% Annual 3/17/2027 SEK 69,500,000 (6,917) (36,019) (42,936)
Pay 3M STIBOR Qtrly 2.00% Annual 6/16/2027 SEK 16,000,000 6,076 (16,175) (10,099)
Pay 3M STIBOR Qtrly 2.00% Annual 6/16/2027 SEK 1,444,600,000 216,758 (1,128,557) (911,799)
Pay 6M EURIBOR Semi 2.00% Annual 3/17/2027 EUR 69,600,000 (168,185) 21,093 (147,092)
Pay 6M EURIBOR Semi 2.00% Annual 3/17/2027 EUR 69,600,000 (110,526) (36,565) (147,091)
Pay 6M EURIBOR Semi 2.00% Annual 6/16/2027 EUR 6,300,000 10,125 (20,115) (9,990)
Pay 6M EURIBOR Semi 2.00% Annual 6/16/2027 EUR 496,200,000 1,035,537 (1,822,354) (786,817)
Pay 6M EURIBOR Semi 2.00% Annual 3/21/2035 EUR 23,500,000 (286,742) (473,891) (760,633)
Pay 6M EURIBOR Semi 2.00% Annual 3/21/2035 EUR 23,500,000 (286,699) (473,934) (760,633)
Pay 6M EURIBOR Semi 2.00% Annual 6/20/2035 EUR 40,600,000 (564,230) (759,516) (1,323,746)
Pay 6M EURIBOR Semi 2.00% Annual 6/20/2035 EUR 40,500,000 (374,587) (945,900) (1,320,487)
Pay 6M NIBOR Semi 4.00% Annual 6/16/2027 NOK 1,000,000 (63) (165) (228)
Pay 6M NIBOR Semi 4.00% Annual 6/16/2027 NOK 151,700,000 (9,566) (25,022) (34,588)
Pay 6M NIBOR Semi 3.50% Annual 3/21/2035 NOK 49,300,000 (45,755) (139,779) (185,534)
Pay 6M NIBOR Semi 3.50% Annual 3/21/2035 NOK 49,300,000 (45,755) (139,779) (185,534)
Pay 6M NIBOR Semi 3.50% Annual 6/20/2035 NOK 32,700,000 (31,702) (84,546) (116,248)
Pay 6M NIBOR Semi 3.50% Annual 6/20/2035 NOK 32,700,000 (31,701) (84,547) (116,248)
Pay 6M WIBOR Semi 4.50% Annual 6/19/2030 PLN 7,900,000 19,572 (53,364) (33,792)
Pay 6M WIBOR Semi 4.50% Annual 6/19/2030 PLN 3,800,000 (14,404) (1,849) (16,253)
Receive 1D CORRA Semi 3.00% Semi 3/20/2030 CAD 700,000 (1,685) (5,051) (6,736)
Receive 1D CORRA Semi 3.00% Semi 3/20/2030 CAD 800,000 (1,880) (5,819) (7,699)
Receive 1D CORRA Semi 3.00% Semi 6/19/2030 CAD 8,400,000 (74,431) (5,695) (80,126)
Receive 1D CORRA Semi 3.00% Semi 6/19/2030 CAD 168,200,000 (1,493,382) (94,855) (1,588,237)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D CORRA Semi 3.00% Semi 3/21/2035 CAD 900,000 $ 934 $ (3,295) $ (2,361)
Receive 1D CORRA Semi 3.00% Semi 3/21/2035 CAD 1,000,000 224 (2,848) (2,624)
Receive 1D SARON Annual 0.50% Annual 3/20/2030 CHF 28,600,000 264,459 (790,229) (525,770)
Receive 1D SARON Annual 0.50% Annual 6/19/2030 CHF 1,300,000 (27,326) 4,573 (22,753)
Receive 1D SARON Annual 0.50% Annual 6/19/2030 CHF 1,300,000 (27,184) 4,432 (22,752)
Receive 1D SOFR Annual 4.00% Annual 6/16/2055 USD 1,500,000 (22,349) (76) (22,425)
Receive 1D SOFR Annual 4.00% Annual 6/16/2055 USD 1,500,000 (22,333) (92) (22,425)
Receive 1D SONIA Annual 4.00% Annual 6/19/2030 GBP 9,500,000 (44,160) 32,620 (11,540)
Receive 1D SONIA Annual 4.00% Annual 6/19/2030 GBP 9,500,000 (44,183) 32,643 (11,540)
Receive 1D TONAR Annual 1.00% Annual 3/17/2027 JPY 113,518,900,000 (4,595,705) 175,438 (4,420,267)
Receive 1D TONAR Annual 1.00% Annual 3/17/2027 JPY 113,518,800,000 (4,595,701) 175,437 (4,420,264)
Receive 1D TONAR Annual 1.00% Annual 6/16/2027 JPY 37,147,500,000 (1,222,692) (1,073) (1,223,765)
Receive 1D TONAR Annual 1.00% Annual 6/16/2027 JPY 37,147,600,000 (1,118,490) (105,277) (1,223,767)
Receive 1D TONAR Annual 1.00% Annual 6/19/2030 JPY 2,949,800,000 (125,810) (23,265) (149,075)
Receive 1D TONAR Annual 1.00% Annual 6/19/2030 JPY 2,949,800,000 (125,900) (23,174) (149,074)
Receive 3M BBR Qtrly 4.00% Qtrly 3/11/2027 AUD 55,900,000 (16,125) (136,430) (152,555)
Receive 3M BBR Qtrly 4.00% Qtrly 3/11/2027 AUD 55,900,000 (16,070) (136,484) (152,554)
Receive 3M BBR Qtrly 4.00% Qtrly 6/10/2027 AUD 40,500,000 (109,155) (26,567) (135,722)
Receive 3M BBR Qtrly 4.00% Qtrly 6/10/2027 AUD 40,600,000 (109,646) (26,411) (136,057)
Receive 3M BBR Qtrly 4.00% Semi 3/13/2030 NZD 45,200,000 (72,327) (496,321) (568,648)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 3/19/2027 TWD 748,500,000 (109,737) 27,263 (82,474)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 3/19/2027 TWD 748,500,000 (109,737) 27,263 (82,474)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/21/2027 TWD 266,000,000 (40,415) 14,098 (26,317)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/21/2027 TWD 266,000,000 (33,964) 7,647 (26,317)
Receive 6M WIBOR Semi 5.00% Annual 6/16/2027 PLN 2,700,000 (905) 132 (773)
Receive 6M WIBOR Semi 5.00% Annual 6/16/2027 PLN 2,800,000 (939) 137 (802)
(19,427,833) (10,466,491) (29,894,324)
$ (14,880,917) $ 1,822,130 $ (13,058,787)
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at December 31, 2024 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 3.32%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.92%
1 Day Colombia Overnight Interbank Rate (“IBR”): 8.96%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 10.20%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 7.15%
1 Day Secured Overnight Financing Rate (“SOFR”): 4.49%
1 Day Singapore Overnight Rate Average (“SORA”): 2.11%
1 Day Sterling Overnight Index Average (“SONIA”): 4.70%
1 Day Swiss Average Rate Overnight (“SARON”): 0.45%
1 Day Thailand Overnight Repo Rate (“THOR”): 2.24%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.22%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 2.20%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.42%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 4.37%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 7.75%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 3.39%

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 2.54%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
3 Month Tel Aviv Interbank Offer Rate (“TELBOR”): 4.52%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.49%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.48%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.57%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.70%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.79%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 5.70%
Total return swap contracts outstanding as of December 31, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
HSCEI January
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 01/27/2025 HKD 101,164,200 $ 42,875
HSCEI January
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MSCS 01/27/2025 HKD 162,299,400 74,607
iBovespa Index
February Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 02/12/2025 BRL (311,112,984) 1,387,248
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MSCS 03/13/2025 KRW 40,978,650,000 183,270
Total unrealized appreciation 1,688,000
Amsterdam
Exchange Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MSCS 01/17/2025 EUR 6,868,212 (119,127)
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
Monthly MLIN 03/21/2025 CHF 93,676,500 (772,036)
TAIEX Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 01/15/2025 TWD 129,046,400 (16,378)
Total unrealized depreciation (907,541)
Net unrealized appreciation $ 780,459
Futures contracts outstanding as of December 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 378 1/2025 USD $ 28,213,920 $ 470,871
CBOE Volatility Index 74 1/2025 USD 1,296,310 24,949
Hang Seng Index 125 1/2025 HKD 16,164,466 97,610
HSCEI 461 1/2025 HKD 21,599,776 141,817
IBEX 35 Index 142 1/2025 EUR 17,042,811 (46,194)
IFSC NIFTY 50 Index 2 1/2025 USD 95,078 (405)
LME Aluminum Base Metal 11 1/2025 USD 696,055 (14,206)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 12 1/2025 USD $ 762,486 $ (24,309)
LME Aluminum Base Metal 13 1/2025 USD 825,539 (34,232)
LME Aluminum Base Metal 13 1/2025 USD 822,328 (41,870)
LME Aluminum Base Metal 18 1/2025 USD 1,141,416 (3,888)
LME Aluminum Base Metal 23 1/2025 USD 1,460,270 (66,877)
LME Aluminum Base Metal 25 1/2025 USD 1,577,750 (71,183)
LME Aluminum Base Metal 32 1/2025 USD 2,026,384 (30,074)
LME Aluminum Base Metal 36 1/2025 USD 2,285,172 (87,284)
LME Copper Base Metal 1 1/2025 USD 216,317 (31,918)
LME Copper Base Metal 3 1/2025 USD 650,492 (71,559)
LME Copper Base Metal 3 1/2025 USD 649,475 (95,802)
LME Copper Base Metal 5 1/2025 USD 1,085,341 (116,797)
LME Copper Base Metal 5 1/2025 USD 1,082,570 (137,696)
LME Copper Base Metal 6 1/2025 USD 1,299,639 (162,277)
LME Copper Base Metal 6 1/2025 USD 1,302,672 (125,719)
LME Copper Base Metal 6 1/2025 USD 1,300,985 (119,531)
LME Copper Base Metal 7 1/2025 USD 1,517,815 (152,832)
LME Copper Base Metal 11 1/2025 USD 2,391,329 (255,870)
LME Copper Base Metal 20 1/2025 USD 4,346,875 (428,678)
LME Copper Base Metal 28 1/2025 USD 6,080,046 (582,878)
LME Copper Base Metal 28 1/2025 USD 6,088,348 (604,120)
LME Lead Base Metal 2 1/2025 USD 96,560 (6,246)
LME Lead Base Metal 2 1/2025 USD 96,658 (3,847)
LME Lead Base Metal 3 1/2025 USD 144,378 (15,844)
LME Lead Base Metal 4 1/2025 USD 193,277 (9,174)
LME Lead Base Metal 4 1/2025 USD 192,051 (20,866)
LME Lead Base Metal 5 1/2025 USD 241,744 (8,644)
LME Nickel Base Metal 1 1/2025 USD 90,855 (13,301)
LME Nickel Base Metal 4 1/2025 USD 362,912 (71,779)
LME Nickel Base Metal 4 1/2025 USD 363,850 (32,630)
LME Nickel Base Metal 5 1/2025 USD 454,991 (28,624)
LME Nickel Base Metal 7 1/2025 USD 635,206 (107,657)
LME Nickel Base Metal 7 1/2025 USD 637,613 (35,185)
LME Nickel Base Metal 12 1/2025 USD 1,092,836 (65,320)
LME Nickel Base Metal 15 1/2025 USD 1,359,986 (255,449)
LME Nickel Base Metal 18 1/2025 USD 1,640,502 (291,125)
LME Nickel Base Metal 25 1/2025 USD 2,271,011 (339,751)
LME Nickel Base Metal 40 1/2025 USD 3,630,588 (614,511)
LME Nickel Base Metal 70 1/2025 USD 6,378,628 (295,675)
LME Zinc Base Metal 2 1/2025 USD 147,817 (10,906)
LME Zinc Base Metal 2 1/2025 USD 148,120 (8,299)
LME Zinc Base Metal 5 1/2025 USD 369,596 (18,794)
LME Zinc Base Metal 7 1/2025 USD 518,760 (35,661)
LME Zinc Base Metal 9 1/2025 USD 665,456 (24,869)
LME Zinc Base Metal 11 1/2025 USD 824,401 (46,050)
LME Zinc Base Metal 16 1/2025 USD 1,181,576 (76,633)
LME Zinc Base Metal 18 1/2025 USD 1,332,932 (73,125)
LME Zinc Base Metal 22 1/2025 USD 1,628,242 (27,599)
LME Zinc Base Metal 32 1/2025 USD 2,371,992 (75,804)
MSCI Singapore Index 446 1/2025 SGD 12,196,295 (15,430)
Natural Gas 35 1/2025 GBP 1,496,281 206,041
Natural Gas 85 1/2025 EUR 2,892,652 426,932
OMXS30 Index 1,011 1/2025 SEK 22,689,326 (602,555)
Rapeseed 48 1/2025 EUR 1,270,988 (64,831)
RBOB Gasoline 488 1/2025 USD 41,180,563 617,498
SGX FTSE China A50 Index 3,575 1/2025 USD 48,137,375 (351,213)
SGX FTSE Taiwan Index 610 1/2025 USD 46,701,600 (582,438)

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
WTI Crude Oil 831 1/2025 USD $ 59,599,320 $ 2,202,831
100 oz Gold 170 2/2025 USD 44,897,000 (1,079,473)
EURO STOXX 50 Volatility Index 50 2/2025 EUR 94,521 1,130
Italian Base Electricity 12 2/2025 EUR 1,128,336 82,108
Lean Hogs 412 2/2025 USD 13,398,240 (697,376)
Live Cattle 264 2/2025 USD 20,232,960 309,202
LME Aluminum Base Metal 4 2/2025 USD 254,582 (13,061)
LME Aluminum Base Metal 11 2/2025 USD 700,376 (20,507)
LME Aluminum Base Metal 24 2/2025 USD 1,528,602 (32,487)
LME Aluminum Base Metal 25 2/2025 USD 1,591,763 1,382
LME Aluminum Base Metal 29 2/2025 USD 1,846,300 (73,587)
LME Aluminum Base Metal 37 2/2025 USD 2,354,884 (70,607)
LME Aluminum Base Metal 38 2/2025 USD 2,419,479 19,369
LME Aluminum Base Metal 51 2/2025 USD 3,244,964 (79,446)
LME Aluminum Base Metal 65 2/2025 USD 4,138,583 (25,536)
LME Aluminum Base Metal 72 2/2025 USD 4,584,276 (143,970)
LME Aluminum Base Metal 174 2/2025 USD 11,072,316 (497,829)
LME Copper Base Metal 3 2/2025 USD 653,522 (30,486)
LME Copper Base Metal 9 2/2025 USD 1,960,452 (100,466)
LME Copper Base Metal 11 2/2025 USD 2,394,472 (218,509)
LME Copper Base Metal 12 2/2025 USD 2,614,386 (47,846)
LME Copper Base Metal 16 2/2025 USD 3,490,668 (131,399)
LME Copper Base Metal 17 2/2025 USD 3,705,626 (125,574)
LME Copper Base Metal 18 2/2025 USD 3,928,253 (134,210)
LME Copper Base Metal 21 2/2025 USD 4,570,550 (463,055)
LME Copper Base Metal 31 2/2025 USD 6,757,163 (310,919)
LME Copper Base Metal 37 2/2025 USD 8,065,001 (296,596)
LME Lead Base Metal 2 2/2025 USD 97,027 (2,550)
LME Lead Base Metal 4 2/2025 USD 193,921 (10,409)
LME Lead Base Metal 5 2/2025 USD 242,358 (4,170)
LME Lead Base Metal 5 2/2025 USD 242,275 (11,178)
LME Nickel Base Metal 4 2/2025 USD 365,953 (18,779)
LME Nickel Base Metal 5 2/2025 USD 456,456 (24,009)
LME Nickel Base Metal 11 2/2025 USD 1,003,434 (77,799)
LME Nickel Base Metal 12 2/2025 USD 1,098,060 (61,170)
LME Nickel Base Metal 17 2/2025 USD 1,552,185 (69,666)
LME Nickel Base Metal 20 2/2025 USD 1,827,745 (76,535)
LME Nickel Base Metal 21 2/2025 USD 1,919,839 (95,152)
LME Nickel Base Metal 26 2/2025 USD 2,379,577 (111,041)
LME Nickel Base Metal 42 2/2025 USD 3,835,385 (113,581)
LME Nickel Base Metal 57 2/2025 USD 5,198,814 (316,107)
LME Nickel Base Metal 60 2/2025 USD 5,484,244 (300,023)
LME Zinc Base Metal 7 2/2025 USD 520,343 (16,928)
LME Zinc Base Metal 18 2/2025 USD 1,336,982 14,095
LME Zinc Base Metal 19 2/2025 USD 1,409,800 (13,023)
LME Zinc Base Metal 20 2/2025 USD 1,485,740 16,297
LME Zinc Base Metal 25 2/2025 USD 1,858,369 (21,394)
LME Zinc Base Metal 36 2/2025 USD 2,676,051 (3,057)
LME Zinc Base Metal 47 2/2025 USD 3,486,613 (111,378)
LME Zinc Base Metal 57 2/2025 USD 4,234,929 75,869
LME Zinc Base Metal 77 2/2025 USD 5,725,701 37,195
LNG Japan/Korea Marker 5 2/2025 USD 724,700 75,390
Low Sulphur Gasoil 471 2/2025 USD 32,581,425 644,097
Phelix De Base Electricity 11 2/2025 EUR 849,698 53,977
SGX Iron Ore 129 2/2025 USD 1,296,450 8,740
Sugar No. 11 508 2/2025 USD 10,958,170 (1,357,679)
90-Day New Zealand Bill 39 3/2025 NZD 21,625,867 11,520

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Australia 10 Year Bond 213 3/2025 AUD $ 14,886,767 $ (43,470)
Canada 10 Year Bond 246 3/2025 CAD 20,991,589 154,431
Cocoa 58 3/2025 USD 6,771,500 2,935,235
Cocoa 385 3/2025 GBP 44,067,568 18,722,556
Coffee 'C' 5 3/2025 USD 599,531 (11,604)
Corn 1,720 3/2025 USD 39,431,000 1,424,267
Crude Oil 66 3/2025 USD 4,853,640 53,083
Crude Palm Oil 172 3/2025 MYR 4,277,401 (319,347)
DAX Index 41 3/2025 EUR 21,290,136 (354,258)
EURO STOXX 50 Volatility Index 100 3/2025 EUR 191,114 2,263
Euro-BTP 197 3/2025 EUR 24,467,088 (317,752)
Fcoj-a 34 3/2025 USD 2,501,295 20,709
Feeder Cattle 40 3/2025 USD 5,259,500 117,247
FTSE/JSE Top 40 Index 559 3/2025 ZAR 22,609,119 (756,495)
FTSE/MIB Index 289 3/2025 EUR 51,340,351 (361,168)
Italian Base Electricity 2 3/2025 EUR 550,190 15,952
KOSPI 200 Index 413 3/2025 KRW 22,366,216 (41,327)
LME Aluminum Base Metal 2 3/2025 USD 127,731 1,021
LME Aluminum Base Metal 11 3/2025 USD 702,790 (10,523)
LME Aluminum Base Metal 26 3/2025 USD 1,660,503 (32,846)
LME Aluminum Base Metal 37 3/2025 USD 2,361,312 (81,004)
LME Aluminum Base Metal 45 3/2025 USD 2,875,073 (8,173)
LME Aluminum Base Metal 63 3/2025 USD 4,017,935 (79,554)
LME Aluminum Base Metal 66 3/2025 USD 4,210,173 (6,449)
LME Aluminum Base Metal 94 3/2025 USD 5,997,012 (176,228)
LME Aluminum Base Metal 765 3/2025 USD 48,863,801 (1,084,418)
LME Copper Base Metal 4 3/2025 USD 873,970 (39,876)
LME Copper Base Metal 6 3/2025 USD 1,312,017 (66,349)
LME Copper Base Metal 10 3/2025 USD 2,188,425 (59,929)
LME Copper Base Metal 13 3/2025 USD 2,839,483 (115,058)
LME Copper Base Metal 18 3/2025 USD 3,932,226 (160,173)
LME Copper Base Metal 20 3/2025 USD 4,376,975 (131,318)
LME Copper Base Metal 29 3/2025 USD 6,343,533 (252,394)
LME Copper Base Metal 37 3/2025 USD 8,110,400 (115,722)
LME Copper Base Metal 41 3/2025 USD 8,953,836 (359,941)
LME Copper Base Metal 53 3/2025 USD 11,603,290 (292,148)
LME Copper Base Metal 80 3/2025 USD 17,508,400 (627,185)
LME Lead Base Metal 2 3/2025 USD 97,286 (2,970)
LME Lead Base Metal 3 3/2025 USD 146,111 (2,022)
LME Lead Base Metal 3 3/2025 USD 145,612 (11,189)
LME Lead Base Metal 4 3/2025 USD 195,200 489
LME Lead Base Metal 4 3/2025 USD 194,389 (14,536)
LME Lead Base Metal 6 3/2025 USD 291,134 (23,016)
LME Lead Base Metal 6 3/2025 USD 292,221 (8,245)
LME Lead Base Metal 11 3/2025 USD 533,596 (33,880)
LME Lead Base Metal 11 3/2025 USD 533,671 (37,694)
LME Lead Base Metal 27 3/2025 USD 1,314,995 (93,614)
LME Nickel Base Metal 16 3/2025 USD 1,466,281 (76,423)
LME Nickel Base Metal 19 3/2025 USD 1,742,842 (56,743)
LME Nickel Base Metal 23 3/2025 USD 2,115,264 (3,105)
LME Nickel Base Metal 24 3/2025 USD 2,198,596 (122,391)
LME Nickel Base Metal 26 3/2025 USD 2,385,671 (114,278)
LME Nickel Base Metal 27 3/2025 USD 2,478,594 (33,105)
LME Nickel Base Metal 27 3/2025 USD 2,480,680 (27,920)
LME Nickel Base Metal 35 3/2025 USD 3,205,684 (153,931)
LME Nickel Base Metal 48 3/2025 USD 4,398,019 (200,000)
LME Nickel Base Metal 67 3/2025 USD 6,150,584 (141,559)

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 193 3/2025 USD $ 17,721,268 $ (582,594)
LME Zinc Base Metal 6 3/2025 USD 446,459 (21,829)
LME Zinc Base Metal 16 3/2025 USD 1,190,956 (50,408)
LME Zinc Base Metal 20 3/2025 USD 1,490,070 (12,219)
LME Zinc Base Metal 24 3/2025 USD 1,784,334 (67,745)
LME Zinc Base Metal 31 3/2025 USD 2,309,027 (55,888)
LME Zinc Base Metal 38 3/2025 USD 2,824,721 (106,054)
LME Zinc Base Metal 40 3/2025 USD 2,976,500 (46,511)
LME Zinc Base Metal 53 3/2025 USD 3,939,742 (159,333)
LME Zinc Base Metal 89 3/2025 USD 6,615,793 (319,590)
LME Zinc Base Metal 402 3/2025 USD 29,952,417 (936,489)
MSCI Emerging Markets Index 837 3/2025 USD 44,938,530 (1,665,194)
Nikkei 225 Index 50 3/2025 JPY 12,679,145 246,696
Palladium 87 3/2025 USD 7,915,260 (949,318)
Phelix De Base Electricity 5 3/2025 EUR 906,163 (48,680)
S&P 500 E-Mini Index 13 3/2025 USD 3,858,238 (65,873)
S&P/TSX 60 Index 340 3/2025 CAD 70,254,131 (1,632,552)
SPI 200 Index 125 3/2025 AUD 15,760,014 (340,611)
TOPIX Index 46 3/2025 JPY 8,146,366 171,843
Wheat 493 3/2025 USD 13,594,475 (192,611)
Aluminum 11 4/2025 USD 701,388 (1,999)
Platinum 126 4/2025 USD 5,736,150 (70,570)
Rapeseed 189 4/2025 EUR 4,977,596 (30,000)
3 Month Euro Euribor 1,239 6/2025 EUR 314,357,234 117,354
3 Month SARON 191 6/2025 CHF 52,564,198 98,469
90-Day New Zealand Bill 173 6/2025 NZD 95,991,120 50,282
3 Month CORRA 1,319 9/2025 CAD 223,171,093 308,305
3 Month Euro Euribor 1,070 9/2025 EUR 271,742,041 39,272
3 Month SARON 593 9/2025 CHF 163,498,898 424,578
90-Day New Zealand Bill 61 9/2025 NZD 33,859,827 2,893
3 Month CORRA 912 12/2025 CAD 154,395,075 294,918
3 Month Euro Euribor 1,051 12/2025 EUR 266,998,366 29,941
3 Month SARON 378 12/2025 CHF 104,256,653 297,937
90-Day Australian Bank Bill 191 12/2025 AUD 117,162,102 11,700
90-Day New Zealand Bill 16 12/2025 NZD 8,881,266 2,961
ECX Emission 37 12/2025 EUR 2,797,831 99,142
Italian Base Electricity 3 12/2025 EUR 3,032,546 108,957
Phelix De Base Electricity 2 12/2025 EUR 1,611,732 60,530
UK Allowances Carbon Dioxide Emissions 13 12/2025 GBP 585,564 (41,443)
3 Month CORRA 557 3/2026 CAD 94,325,177 27,287
3 Month Euro Euribor 555 3/2026 EUR 140,964,683 76,177
3 Month SARON 352 3/2026 CHF 97,071,015 222,613
3 Month SARON 178 6/2026 CHF 49,060,079 22,806
3 Month SOFR 17 6/2027 USD 4,081,063 2,724
3 Month SONIA 32 6/2027 GBP 9,622,604 5,069
Total of long contracts 2,305,185
Short Contracts
CAC 40 10 Euro Index (60) 1/2025 EUR (4,589,541) (32,684)
EURO STOXX 50 Volatility Index (427) 1/2025 EUR (760,770) (2,503)
LME Aluminum Base Metal (11) 1/2025 USD (696,055) 13,758
LME Aluminum Base Metal (12) 1/2025 USD (762,486) 29,254
LME Aluminum Base Metal (13) 1/2025 USD (822,328) 41,502
LME Aluminum Base Metal (13) 1/2025 USD (825,539) 26,458
LME Aluminum Base Metal (18) 1/2025 USD (1,141,416) 9,791
LME Aluminum Base Metal (23) 1/2025 USD (1,460,270) 76,061
LME Aluminum Base Metal (25) 1/2025 USD (1,577,750) 70,550
LME Aluminum Base Metal (32) 1/2025 USD (2,026,384) 35,267

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (36) 1/2025 USD $ (2,285,172) $ 87,590
LME Copper Base Metal (1) 1/2025 USD (216,317) 32,181
LME Copper Base Metal (3) 1/2025 USD (649,475) 94,742
LME Copper Base Metal (3) 1/2025 USD (650,492) 70,169
LME Copper Base Metal (5) 1/2025 USD (1,082,570) 137,086
LME Copper Base Metal (5) 1/2025 USD (1,085,341) 117,649
LME Copper Base Metal (6) 1/2025 USD (1,302,672) 124,463
LME Copper Base Metal (6) 1/2025 USD (1,299,639) 162,470
LME Copper Base Metal (6) 1/2025 USD (1,300,985) 122,297
LME Copper Base Metal (7) 1/2025 USD (1,517,815) 153,813
LME Copper Base Metal (11) 1/2025 USD (2,391,329) 242,966
LME Copper Base Metal (20) 1/2025 USD (4,346,875) 428,803
LME Copper Base Metal (28) 1/2025 USD (6,080,046) 589,932
LME Copper Base Metal (28) 1/2025 USD (6,088,348) 595,343
LME Lead Base Metal (2) 1/2025 USD (96,658) 3,746
LME Lead Base Metal (2) 1/2025 USD (96,560) 6,127
LME Lead Base Metal (3) 1/2025 USD (144,378) 16,339
LME Lead Base Metal (4) 1/2025 USD (193,277) 9,195
LME Lead Base Metal (4) 1/2025 USD (192,051) 20,782
LME Lead Base Metal (5) 1/2025 USD (241,744) 8,790
LME Nickel Base Metal (1) 1/2025 USD (90,855) 13,459
LME Nickel Base Metal (4) 1/2025 USD (362,912) 71,308
LME Nickel Base Metal (4) 1/2025 USD (363,850) 34,298
LME Nickel Base Metal (5) 1/2025 USD (454,991) 30,150
LME Nickel Base Metal (7) 1/2025 USD (637,613) 32,006
LME Nickel Base Metal (7) 1/2025 USD (635,206) 104,498
LME Nickel Base Metal (12) 1/2025 USD (1,092,836) 61,977
LME Nickel Base Metal (15) 1/2025 USD (1,359,986) 263,570
LME Nickel Base Metal (18) 1/2025 USD (1,640,502) 284,227
LME Nickel Base Metal (25) 1/2025 USD (2,271,011) 331,415
LME Nickel Base Metal (40) 1/2025 USD (3,630,588) 602,421
LME Nickel Base Metal (70) 1/2025 USD (6,378,628) 286,904
LME Zinc Base Metal (2) 1/2025 USD (147,817) 11,477
LME Zinc Base Metal (2) 1/2025 USD (148,120) 8,875
LME Zinc Base Metal (5) 1/2025 USD (369,596) 18,701
LME Zinc Base Metal (7) 1/2025 USD (518,760) 29,022
LME Zinc Base Metal (9) 1/2025 USD (665,456) 22,655
LME Zinc Base Metal (11) 1/2025 USD (824,401) 44,457
LME Zinc Base Metal (16) 1/2025 USD (1,181,576) 84,326
LME Zinc Base Metal (18) 1/2025 USD (1,332,932) 70,124
LME Zinc Base Metal (22) 1/2025 USD (1,628,242) 31,574
LME Zinc Base Metal (32) 1/2025 USD (2,371,992) 74,857
Natural Gas (622) 1/2025 USD (22,597,260) (3,548,034)
NY Harbor ULSD (70) 1/2025 USD (6,810,216) (16,330)
CBOE Volatility Index (49) 2/2025 USD (875,669) (25,965)
Ethanol (5) 2/2025 USD (354,900) (9,508)
French Base Electricity (1) 2/2025 EUR (70,215) (8,391)
LME Aluminum Base Metal (4) 2/2025 USD (254,582) 12,106
LME Aluminum Base Metal (11) 2/2025 USD (700,376) 20,917
LME Aluminum Base Metal (24) 2/2025 USD (1,528,602) 39,126
LME Aluminum Base Metal (25) 2/2025 USD (1,591,763) 8,788
LME Aluminum Base Metal (29) 2/2025 USD (1,846,300) 75,326
LME Aluminum Base Metal (37) 2/2025 USD (2,354,884) 74,211
LME Aluminum Base Metal (38) 2/2025 USD (2,419,479) (44,593)
LME Aluminum Base Metal (51) 2/2025 USD (3,244,964) 120,947
LME Aluminum Base Metal (65) 2/2025 USD (4,138,583) 26,098
LME Aluminum Base Metal (72) 2/2025 USD (4,584,276) 136,909

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (174) 2/2025 USD $ (11,072,316) $ 430,221
LME Copper Base Metal (3) 2/2025 USD (653,522) 29,719
LME Copper Base Metal (9) 2/2025 USD (1,960,452) 97,149
LME Copper Base Metal (11) 2/2025 USD (2,394,472) 211,674
LME Copper Base Metal (12) 2/2025 USD (2,614,386) 65,704
LME Copper Base Metal (16) 2/2025 USD (3,490,668) 131,690
LME Copper Base Metal (17) 2/2025 USD (3,705,626) 122,121
LME Copper Base Metal (18) 2/2025 USD (3,928,253) 144,200
LME Copper Base Metal (21) 2/2025 USD (4,570,550) 391,899
LME Copper Base Metal (31) 2/2025 USD (6,757,163) 313,902
LME Copper Base Metal (37) 2/2025 USD (8,065,001) 316,566
LME Lead Base Metal (2) 2/2025 USD (97,027) 1,768
LME Lead Base Metal (4) 2/2025 USD (193,921) 9,568
LME Lead Base Metal (5) 2/2025 USD (242,275) 10,587
LME Lead Base Metal (5) 2/2025 USD (242,358) 3,817
LME Nickel Base Metal (4) 2/2025 USD (365,953) 20,609
LME Nickel Base Metal (5) 2/2025 USD (456,456) 22,693
LME Nickel Base Metal (11) 2/2025 USD (1,003,434) 83,975
LME Nickel Base Metal (12) 2/2025 USD (1,098,060) 57,822
LME Nickel Base Metal (17) 2/2025 USD (1,552,185) 62,499
LME Nickel Base Metal (20) 2/2025 USD (1,827,745) 78,480
LME Nickel Base Metal (21) 2/2025 USD (1,919,839) 86,161
LME Nickel Base Metal (26) 2/2025 USD (2,379,577) 103,062
LME Nickel Base Metal (42) 2/2025 USD (3,835,385) 110,847
LME Nickel Base Metal (57) 2/2025 USD (5,198,814) 293,893
LME Nickel Base Metal (60) 2/2025 USD (5,484,244) 284,586
LME Zinc Base Metal (7) 2/2025 USD (520,343) 17,730
LME Zinc Base Metal (18) 2/2025 USD (1,336,982) (19,435)
LME Zinc Base Metal (19) 2/2025 USD (1,409,800) 20,912
LME Zinc Base Metal (20) 2/2025 USD (1,485,740) (24,400)
LME Zinc Base Metal (25) 2/2025 USD (1,858,369) 20,981
LME Zinc Base Metal (36) 2/2025 USD (2,676,051) 11,919
LME Zinc Base Metal (47) 2/2025 USD (3,486,613) 46,967
LME Zinc Base Metal (57) 2/2025 USD (4,234,929) (118,274)
LME Zinc Base Metal (77) 2/2025 USD (5,725,701) (47,181)
White Sugar (27) 2/2025 USD (684,450) 13,323
Australia 3 Year Bond (1,120) 3/2025 AUD (73,588,001) 197,088
Canola (29) 3/2025 CAD (248,511) 6,203
CBOE Volatility Index (55) 3/2025 USD (998,762) (21,642)
Copper (33) 3/2025 USD (3,321,863) 7,051
Cotton No. 2 (441) 3/2025 USD (15,082,200) 464,711
DJIA CBOT E-Mini Index (210) 3/2025 USD (45,016,650) 930,952
Euro STOXX 50 Index (54) 3/2025 EUR (2,730,231) 6,529
Euro-Bobl (39) 3/2025 EUR (4,758,902) 3,722
Euro-Bund (72) 3/2025 EUR (9,939,437) (12,144)
Euro-Buxl (12) 3/2025 EUR (1,643,272) (6,475)
Euro-OAT (55) 3/2025 EUR (7,026,896) 151,259
Euro-Schatz (2,157) 3/2025 EUR (238,994,943) 532,881
French Base Electricity (1) 3/2025 EUR (120,173) 2,381
FTSE 100 Index (658) 3/2025 GBP (67,386,885) 468,025
Japan 10 Year Bond (159) 3/2025 JPY (143,624,964) 248,453
KC HRW Wheat (421) 3/2025 USD (11,772,213) 72,010
LME Aluminum Base Metal (2) 3/2025 USD (127,731) (837)
LME Aluminum Base Metal (11) 3/2025 USD (702,790) 8,327
LME Aluminum Base Metal (26) 3/2025 USD (1,660,503) 29,257
LME Aluminum Base Metal (37) 3/2025 USD (2,361,312) 75,952
LME Aluminum Base Metal (45) 3/2025 USD (2,875,073) 9,950

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (63) 3/2025 USD $ (4,017,935) $ 91,726
LME Aluminum Base Metal (66) 3/2025 USD (4,210,173) 15,973
LME Aluminum Base Metal (94) 3/2025 USD (5,997,012) 143,282
LME Copper Base Metal (4) 3/2025 USD (873,970) 41,519
LME Copper Base Metal (6) 3/2025 USD (1,312,017) 66,725
LME Copper Base Metal (10) 3/2025 USD (2,188,425) 66,799
LME Copper Base Metal (13) 3/2025 USD (2,839,483) 113,433
LME Copper Base Metal (18) 3/2025 USD (3,932,226) 152,377
LME Copper Base Metal (20) 3/2025 USD (4,376,975) 124,472
LME Copper Base Metal (29) 3/2025 USD (6,343,533) 240,128
LME Copper Base Metal (37) 3/2025 USD (8,110,400) 70,743
LME Copper Base Metal (41) 3/2025 USD (8,953,836) 340,931
LME Copper Base Metal (53) 3/2025 USD (11,603,290) 261,052
LME Copper Base Metal (201) 3/2025 USD (43,989,855) 1,283,785
LME Lead Base Metal (2) 3/2025 USD (97,286) 2,885
LME Lead Base Metal (3) 3/2025 USD (145,612) 11,730
LME Lead Base Metal (3) 3/2025 USD (146,111) 1,961
LME Lead Base Metal (4) 3/2025 USD (195,200) (48)
LME Lead Base Metal (4) 3/2025 USD (194,389) 14,800
LME Lead Base Metal (6) 3/2025 USD (292,221) 8,260
LME Lead Base Metal (6) 3/2025 USD (291,134) 22,201
LME Lead Base Metal (11) 3/2025 USD (533,671) 36,376
LME Lead Base Metal (11) 3/2025 USD (533,596) 32,235
LME Lead Base Metal (47) 3/2025 USD (2,289,065) 81,616
LME Nickel Base Metal (16) 3/2025 USD (1,466,281) 71,591
LME Nickel Base Metal (19) 3/2025 USD (1,742,842) 56,021
LME Nickel Base Metal (23) 3/2025 USD (2,115,264) 1,454
LME Nickel Base Metal (24) 3/2025 USD (2,198,596) 127,364
LME Nickel Base Metal (26) 3/2025 USD (2,385,671) 120,392
LME Nickel Base Metal (27) 3/2025 USD (2,480,680) 22,564
LME Nickel Base Metal (27) 3/2025 USD (2,478,594) 28,276
LME Nickel Base Metal (35) 3/2025 USD (3,205,684) 169,542
LME Nickel Base Metal (48) 3/2025 USD (4,398,019) 206,432
LME Nickel Base Metal (67) 3/2025 USD (6,150,584) 137,936
LME Nickel Base Metal (339) 3/2025 USD (31,126,994) 1,372,187
LME Zinc Base Metal (6) 3/2025 USD (446,459) 21,224
LME Zinc Base Metal (16) 3/2025 USD (1,190,956) 48,296
LME Zinc Base Metal (20) 3/2025 USD (1,490,070) 11,870
LME Zinc Base Metal (24) 3/2025 USD (1,784,334) 75,594
LME Zinc Base Metal (31) 3/2025 USD (2,309,027) 46,080
LME Zinc Base Metal (38) 3/2025 USD (2,824,721) 104,541
LME Zinc Base Metal (40) 3/2025 USD (2,976,500) 45,530
LME Zinc Base Metal (53) 3/2025 USD (3,939,742) 159,225
LME Zinc Base Metal (89) 3/2025 USD (6,615,793) 298,703
Long Gilt (371) 3/2025 GBP (42,924,922) 586,715
Milling Wheat No. 2 (79) 3/2025 EUR (970,734) (48,550)
MSCI EAFE Index (301) 3/2025 USD (34,125,875) 676,602
NASDAQ 100 E-Mini Index (4) 3/2025 USD (1,698,120) 13,493
Red Wheat (56) 3/2025 USD (1,668,100) 15,383
Robusta Coffee (3) 3/2025 USD (146,250) (382)
Russell 2000 E-Mini Index (379) 3/2025 USD (42,633,710) 1,588,147
S&P Midcap 400 E-Mini Index (144) 3/2025 USD (45,312,480) 1,745,654
Silver (46) 3/2025 USD (6,725,660) 17,597
Soybean (134) 3/2025 USD (6,770,350) (81,093)
Soybean Meal (383) 3/2025 USD (12,137,270) (765,664)
Soybean Oil (265) 3/2025 USD (6,417,240) 285,901
U.S. Treasury 10 Year Note (706) 3/2025 USD (76,777,500) 500,134

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
U.S. Treasury 2 Year Note (1,555) 3/2025 USD $ (319,734,726) $ (192,494)
U.S. Treasury 5 Year Note (1,421) 3/2025 USD (151,081,163) 101,443
U.S. Treasury Long Bond (713) 3/2025 USD (81,081,469) 1,303,866
U.S. Treasury Ultra Bond (356) 3/2025 USD (42,219,375) 1,241,495
CBOE Volatility Index (50) 4/2025 USD (915,000) (26,647)
CBOE Volatility Index (29) 5/2025 USD (536,735) (7,880)
90-Day Australian Bank Bill (68) 6/2025 AUD (41,690,767) (769)
3 Month SOFR (452) 9/2025 USD (108,429,150) (34,142)
3 Month SONIA (406) 9/2025 GBP (121,591,226) 151,602
90-Day Australian Bank Bill (401) 9/2025 AUD (245,930,995) (114,974)
3 Month SOFR (693) 12/2025 USD (166,363,313) 43,139
3 Month SONIA (224) 12/2025 GBP (67,172,447) 104,014
3 Month SOFR (727) 3/2026 USD (174,570,875) 139,533
3 Month SONIA (436) 3/2026 GBP (130,882,827) 191,882
90-Day Australian Bank Bill (333) 3/2026 AUD (204,271,903) 6,638
3 Month CORRA (140) 6/2026 CAD (23,711,955) (28,569)
3 Month Euro Euribor (61) 6/2026 EUR (15,485,517) (5,663)
3 Month SOFR (173) 6/2026 USD (41,548,113) 37,271
3 Month SONIA (169) 6/2026 GBP (50,758,552) 15,740
3 Month Euro Euribor (32) 9/2026 EUR (8,119,407) (3,181)
3 Month SOFR (124) 9/2026 USD (29,778,600) 44,992
3 Month SONIA (82) 9/2026 GBP (24,638,675) (3,037)
3 Month Euro Euribor (19) 12/2026 EUR (4,818,930) (2,107)
3 Month SOFR (138) 12/2026 USD (33,138,975) 54,549
3 Month SONIA (105) 12/2026 GBP (31,557,739) 2,193
3 Month Euro Euribor (306) 3/2027 EUR (77,574,470) (32,846)
3 Month SOFR (146) 3/2027 USD (35,054,600) 112,499
3 Month SONIA (99) 3/2027 GBP (29,763,735) 25,193
Total of short contracts 23,254,712
Net unrealized appreciation $ 25,559,897
Forward foreign currency exchange contracts outstanding as of December 31, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
COP 27,226,372,290 USD 6,070,345 CITI
**
3/19/2025 $ 46,849
COP 27,226,372,290 USD 6,070,315 JPMC
**
3/19/2025 46,880
ILS 55,004,624 USD 15,074,556 CITI 3/19/2025 84,893
ILS 55,004,624 USD 15,074,480 JPMC 3/19/2025 84,969
JPY 2,140,000,000 USD 13,676,875 CITI 3/19/2025 43,423
JPY 2,140,000,000 USD 13,676,806 JPMC 3/19/2025 43,491
THB 310,306,547 USD 9,002,289 CITI 3/19/2025 144,224
THB 310,306,547 USD 9,002,244 JPMC 3/19/2025 144,269
USD 157,437,376 AUD 248,065,500 CITI 3/19/2025 3,880,367
USD 157,438,163 AUD 248,065,500 JPMC 3/19/2025 3,881,154
USD 749,993 BRL 4,410,000 CITI
**
3/19/2025 45,455
USD 749,996 BRL 4,410,000 JPMC
**
3/19/2025 45,459
USD 80,351,949 CAD 113,415,064 CITI 3/19/2025 1,231,353
USD 80,352,353 CAD 113,415,066 JPMC 3/19/2025 1,231,754
USD 11,655,667 CHF 10,345,000 CITI 3/19/2025 160,488
USD 11,655,726 CHF 10,345,000 JPMC 3/19/2025 160,547
USD 1,868,640 CLP 1,850,000,000 CITI
**
3/19/2025 10,137
USD 1,868,650 CLP 1,850,000,000 JPMC
**
3/19/2025 10,148

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 102,756,519 CNY 743,312,292 CITI
**
3/19/2025 $ 1,275,507
USD 102,757,033 CNY 743,312,292 JPMC
**
3/19/2025 1,276,021
USD 470,183 CZK 11,320,686 CITI 3/19/2025 4,244
USD 470,185 CZK 11,320,686 JPMC 3/19/2025 4,246
USD 243,058,765 EUR 230,663,480 CITI 3/19/2025 3,336,900
USD 243,060,037 EUR 230,663,480 JPMC 3/19/2025 3,338,172
USD 7,443,532 GBP 5,900,500 CITI 3/19/2025 60,888
USD 7,443,569 GBP 5,900,500 JPMC 3/19/2025 60,926
USD 3,987,949 HUF 1,580,000,000 CITI 3/19/2025 25,396
USD 3,987,969 HUF 1,580,000,000 JPMC 3/19/2025 25,416
USD 8,411,313 IDR 135,000,451,644 CITI
**
3/19/2025 123,230
USD 8,411,355 IDR 135,000,451,644 JPMC
**
3/19/2025 123,273
USD 52,171,709 INR 4,468,318,750 CITI
**
3/19/2025 362,004
USD 52,171,969 INR 4,468,318,750 JPMC
**
3/19/2025 362,265
USD 34,906,409 JPY 5,299,938,565 CITI 3/19/2025 926,627
USD 34,906,584 JPY 5,299,938,565 JPMC 3/19/2025 926,801
USD 61,285,838 KRW 86,473,314,685 CITI
**
3/19/2025 2,590,173
USD 61,286,145 KRW 86,473,314,685 JPMC
**
3/19/2025 2,590,480
USD 30,794,517 MXN 639,443,876 CITI 3/19/2025 507,578
USD 30,794,671 MXN 639,443,876 JPMC 3/19/2025 507,732
USD 23,252,671 NOK 260,000,000 CITI 3/19/2025 416,687
USD 23,252,788 NOK 260,000,000 JPMC 3/19/2025 416,802
USD 163,231,186 NZD 278,937,921 CITI 3/19/2025 7,035,992
USD 163,248,804 NZD 278,937,921 JPMC 3/19/2025 7,053,610
USD 1,153,632 PEN 4,313,472 CITI
**
3/19/2025 8,107
USD 1,153,637 PEN 4,313,472 JPMC
**
3/19/2025 8,113
USD 45,949,477 PLN 188,444,351 CITI 3/19/2025 451,827
USD 45,949,707 PLN 188,444,351 JPMC 3/19/2025 452,057
USD 119,445,937 SEK 1,299,500,000 CITI 3/19/2025 1,510,779
USD 119,446,535 SEK 1,299,500,000 JPMC 3/19/2025 1,511,376
USD 26,838,598 SGD 36,027,002 CITI 3/19/2025 377,894
USD 26,838,729 SGD 36,026,998 JPMC 3/19/2025 378,028
USD 221,140 THB 7,500,375 CITI 3/19/2025 61
USD 221,141 THB 7,500,375 JPMC 3/19/2025 62
USD 21,131,571 TWD 688,000,000 CITI
**
3/19/2025 163,292
USD 21,131,677 TWD 688,000,000 JPMC
**
3/19/2025 163,398
USD 9,797,257 ZAR 181,000,000 CITI 3/19/2025 271,447
USD 9,797,306 ZAR 181,000,000 JPMC 3/19/2025 271,496
Total unrealized appreciation 50,214,767
AUD 103,297,544 USD 67,142,330 CITI 3/19/2025 (3,199,291)
AUD 103,297,544 USD 67,126,918 JPMC 3/19/2025 (3,183,879)
BRL 1,290,336 USD 218,835 CITI
**
3/19/2025 (12,692)
BRL 1,290,336 USD 218,834 JPMC
**
3/19/2025 (12,691)
CAD 8,420,999 USD 6,025,473 CITI 3/19/2025 (150,817)
CAD 8,421,001 USD 6,025,445 JPMC 3/19/2025 (150,787)
CHF 21,498,346 USD 24,583,769 CITI 3/19/2025 (695,191)
CHF 21,498,346 USD 24,583,646 JPMC 3/19/2025 (695,068)
CLP 6,148,581,983 USD 6,293,257 CITI
**
3/19/2025 (116,416)
CLP 6,148,581,983 USD 6,293,226 JPMC
**
3/19/2025 (116,385)
CNY 84,192,500 USD 11,594,477 CITI
**
3/19/2025 (100,062)
CNY 84,192,500 USD 11,594,419 JPMC
**
3/19/2025 (100,004)
COP 6,682,338,898 USD 1,503,184 CITI
**
3/19/2025 (1,803)
COP 6,682,338,898 USD 1,503,177 JPMC
**
3/19/2025 (1,796)
CZK 771,500,000 USD 32,261,630 CITI 3/19/2025 (508,069)
CZK 771,500,000 USD 32,261,469 JPMC 3/19/2025 (507,908)
EUR 134,230,500 USD 141,489,384 CITI 3/19/2025 (1,987,518)
EUR 134,230,500 USD 141,488,676 JPMC 3/19/2025 (1,986,810)
GBP 43,578,000 USD 55,030,845 CITI 3/19/2025 (506,509)

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
GBP 43,578,000 USD 55,030,570 JPMC 3/19/2025 $ (506,234)
HUF 1,657,811,355 USD 4,204,264 CITI 3/19/2025 (46,564)
HUF 1,657,811,355 USD 4,204,243 JPMC 3/19/2025 (46,543)
ILS 47,186,126 USD 13,134,693 CITI 3/19/2025 (130,047)
ILS 47,186,126 USD 13,134,628 JPMC 3/19/2025 (129,982)
INR 11,399,806,466 USD 134,134,203 CITI
**
3/19/2025 (1,954,598)
INR 11,399,806,466 USD 134,133,532 JPMC
**
3/19/2025 (1,953,928)
JPY 13,365,000,000 USD 88,726,846 CITI 3/19/2025 (3,039,100)
JPY 13,365,000,000 USD 88,726,402 JPMC 3/19/2025 (3,038,656)
KRW 15,250,000,000 USD 10,791,154 CITI
**
3/19/2025 (439,881)
KRW 15,250,000,000 USD 10,791,100 JPMC
**
3/19/2025 (439,827)
MXN 37,500,000 USD 1,829,559 CITI 3/19/2025 (53,390)
MXN 37,500,000 USD 1,829,550 JPMC 3/19/2025 (53,381)
NOK 65,818,450 USD 5,939,497 CITI 3/19/2025 (158,616)
NOK 65,818,450 USD 5,939,467 JPMC 3/19/2025 (158,586)
NZD 40,227,000 USD 23,442,932 CITI 3/19/2025 (917,260)
NZD 40,227,000 USD 23,442,815 JPMC 3/19/2025 (917,143)
PEN 26,323,000 USD 7,048,111 CITI
**
3/19/2025 (57,538)
PEN 26,323,000 USD 7,048,076 JPMC
**
3/19/2025 (57,503)
PHP 125,000,000 USD 2,144,350 CITI
**
3/19/2025 (5,770)
PHP 125,000,000 USD 2,144,340 JPMC
**
3/19/2025 (5,759)
PLN 73,073,500 USD 18,019,248 CITI 3/19/2025 (376,520)
PLN 73,073,500 USD 18,019,158 JPMC 3/19/2025 (376,430)
SEK 332,500,000 USD 30,514,046 CITI 3/19/2025 (338,255)
SEK 332,500,000 USD 30,513,894 JPMC 3/19/2025 (338,103)
SGD 22,877,152 USD 17,089,959 CITI 3/19/2025 (287,407)
SGD 22,877,149 USD 17,089,504 JPMC 3/19/2025 (286,955)
TWD 1,167,995,612 USD 36,245,839 CITI
**
3/19/2025 (648,662)
TWD 1,167,995,612 USD 36,245,658 JPMC
**
3/19/2025 (648,481)
USD 41,269,632 CAD 59,269,000 CITI 3/19/2025 (77,597)
USD 41,269,839 CAD 59,269,000 JPMC 3/19/2025 (77,390)
USD 4,456,699 CLP 4,450,000,000 CITI
**
3/19/2025 (13,753)
USD 4,456,721 CLP 4,450,000,000 JPMC
**
3/19/2025 (13,732)
USD 639,129 COP 2,850,000,000 CITI
**
3/19/2025 (1,206)
USD 639,132 COP 2,850,000,000 JPMC
**
3/19/2025 (1,203)
USD 3,045,971 HKD 23,668,500 CITI 3/19/2025 (4,447)
USD 3,045,986 HKD 23,668,500 JPMC 3/19/2025 (4,432)
USD 276,173 IDR 4,500,000,000 CITI
**
3/19/2025 (96)
USD 276,174 IDR 4,500,000,000 JPMC
**
3/19/2025 (95)
USD 3,787,385 INR 326,681,250 CITI
**
3/19/2025 (451)
USD 3,787,404 INR 326,681,250 JPMC
**
3/19/2025 (432)
USD 3,903,982 NOK 44,500,000 CITI 3/19/2025 (4,485)
USD 3,904,002 NOK 44,500,000 JPMC 3/19/2025 (4,465)
USD 4,309,208 PEN 16,316,914 CITI
**
3/19/2025 (24,058)
USD 4,309,633 PEN 16,316,914 JPMC
**
3/19/2025 (23,633)
USD 9,742,673 PHP 575,753,096 CITI
**
3/19/2025 (107,683)
USD 9,742,721 PHP 575,753,096 JPMC
**
3/19/2025 (107,634)
USD 2,087,020 SEK 23,000,000 CITI 3/19/2025 (328)
USD 2,087,031 SEK 23,000,000 JPMC 3/19/2025 (317)
USD 8,514,048 THB 293,499,625 CITI 3/19/2025 (137,070)
USD 8,514,090 THB 293,499,625 JPMC 3/19/2025 (137,027)
ZAR 1,070,158,304 USD 58,446,869 CITI 3/19/2025 (2,125,738)
ZAR 1,070,158,304 USD 58,446,577 JPMC 3/19/2025 (2,125,445)
Total unrealized depreciation (36,437,532)
Net unrealized appreciation $ 13,777,235
** Non-deliverable forward foreign currency exchange contracts.

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2024
Collateral pledged to, or (received from), each counterparty at December 31, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BARC
Cash $ – $ 31,899,415 $ 31,899,415
CITG
Cash – 18,241,102 18,241,102
CITI
Cash (4,399,766) – (4,399,766)
Investment Companies 16,152,418 – 16,152,418
GSCO
Cash – 3,215,639 3,215,639
GSIN
Cash (1,644,960) – (1,644,960)
U.S. Treasury Bills 6,401,722 – 6,401,722
JPMC
U.S. Treasury Bills 21,301,588 – 21,301,588
JPMS
Cash – 26,000,165 26,000,165
MLIN
Cash 731,558 – 731,558
MSCL
Cash – 17,991,780 17,991,780
MSCS
Cash (772,504) – (772,504)
U.S. Treasury Bills 8,443,370 – 8,443,370
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ (5,697,091) $ (5,697,091)
JPPC
Cash – 9,128,947 9,128,947
MSCL
Cash – 30,843,715 30,843,715

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Annual Report | December 2024

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 181.8%
COMMON STOCKS - 106.9%
Australia - 2 .0%
AGL Energy Ltd. (2)(a) 14,041 97,909
Aristocrat Leisure Ltd. (2)(a) 17,708 747,819
Brambles Ltd. (2)(a) 50,302 598,250
CAR Group Ltd. (2)(a) 3,454 76,865
Cochlear Ltd. (2)(a) 669 119,804
Computershare Ltd. (2)(a) 13,322 279,848
Evolution Mining Ltd. (2)(a) 55,077 162,792
Incitec Pivot Ltd. (2)(a) 75,057 135,819
Insurance Australia Group Ltd. (2)
(a) 9,182 48,024
JB Hi-Fi Ltd. (2)(a) 11,826 676,577
Northern Star Resources Ltd. (2)
(a) 32,370 307,553
Orica Ltd. (2)(a) 6,673 68,408
Origin Energy Ltd. (2)(a) 8,857 59,661
Pro Medicus Ltd. (2)(a) 5,981 923,900
Qantas Airways Ltd. (2)*(a) 59,507 329,426
Qube Holdings Ltd. (2)(a) 24,730 60,604
REA Group Ltd. (2)(a) 422 60,710
SGH Ltd. (2)(a) 5,807 165,194
Technology One Ltd. (2)(a) 13,659 263,843
Westpac Banking Corp. (2)(a) 34,966 697,956
WiseTech Global Ltd. (2)(a) 4,161 310,632
6,191,594
Belgium - 0 .2%
Ageas SA/NV (2)(a) 1,689 82,119
Liberty Global Ltd., Class A *(a)(b) 3,416 43,588
Lotus Bakeries NV (2)(a) 5 55,966
Solvay SA (2)(a) 1,442 46,619
UCB SA (2)(a) 2,534 504,428
732,720
Brazil - 0 .1%
Wheaton Precious Metals Corp. 2,974 167,398
Canada - 3 .3%
Agnico Eagle Mines Ltd. (a) 3,026 236,741
Air Canada *(a) 2,169 33,589
Alamos Gold, Inc., Class A (a) 13,527 249,564
AltaGas Ltd. (a) 7,715 179,692
Atco Ltd., Class I (a) 4,737 156,796
AtkinsRealis Group, Inc. (a) 8,284 439,485
Bombardier, Inc., Class B *(a) 2,872 195,303
Brookfield Corp., Class A (a) 4,523 259,967
Cameco Corp. (a) 687 35,324
Canadian Imperial Bank of
Commerce (a) 5,994 379,168
Capital Power Corp. (a) 3,998 177,225
CCL Industries, Inc., Class B (a) 4,225 217,356
Celestica, Inc. *(a) 11,565 1,067,315
Cenovus Energy, Inc. (a) 10,887 165,034
Constellation Software, Inc. (a) 154 476,202
Dollarama, Inc. (a) 1,409 137,504
Empire Co. Ltd., Class A (a) 5,098 155,658
Enbridge, Inc. (a) 25,424 1,079,075
Fairfax Financial Holdings Ltd. (a) 342 475,843
Finning International, Inc. (a) 6,001 159,016
INVESTMENTS SHARES VALUE ($)
Canada - 3.3% (continued)
George Weston Ltd. (a) 1,963 305,269
Gildan Activewear, Inc. (a) 1,488 70,029
iA Financial Corp., Inc. (a) 1,791 166,111
Intact Financial Corp. (a) 1,562 284,408
Kinross Gold Corp. (a) 23,544 218,660
Loblaw Cos. Ltd. (a) 906 119,231
Manulife Financial Corp. (a) 21,112 648,583
Onex Corp. (a) 1,151 89,905
Pan American Silver Corp. (a) 5,518 111,631
Pembina Pipeline Corp. (a) 12,188 450,315
Quebecor, Inc., Class B (a) 4,018 88,050
Royal Bank of Canada (a) 4,545 548,012
Shopify, Inc., Class A *(a) 4,211 448,183
Thomson Reuters Corp. (a) 281 45,122
West Fraser Timber Co. Ltd. (a) 2,688 232,906
Whitecap Resources, Inc. (a) 5,120 36,331
10,138,603
China - 0 .5%
Prosus NV 21,910 870,371
Yangzijiang Shipbuilding Holdings
Ltd. (2) 280,600 613,348
1,483,719
Denmark - 0 .7%
Ambu A/S, Class B (2)(a) 2,702 39,117
AP Moller - Maersk A/S, Class B
(2)(a) 69 114,799
Carlsberg A/S, Class B (2)(a) 6,497 623,990
Danske Bank A/S (2)(a) 8,311 235,639
Demant A/S (2)*(a) 2,906 106,959
ISS A/S (2)(a) 17,318 316,763
Pandora A/S (2)(a) 2,943 538,438
Royal Unibrew A/S (2)(a) 2,212 155,763
2,131,468
Finland - 0 .5%
Fortum OYJ (a) 41,013 574,162
Nokia OYJ (2)(a) 56,302 249,047
Wartsila OYJ Abp (2)(a) 35,245 624,637
1,447,846
France - 2 .0%
Accor SA (2)(a) 758 36,867
Air Liquide SA (2)(a) 211 34,300
Alstom SA (2)*(a) 3,416 76,221
Amundi SA (2)(a)(c) 657 43,724
AXA SA (2)(a) 2,651 94,348
Cie de Saint-Gobain SA (2)(a) 1,688 149,999
Danone SA (2)(a) 1,262 85,286
Dassault Aviation SA (2)(a) 1,224 250,107
Engie SA (2)(a) 22,678 359,660
Gaztransport Et Technigaz SA (2)
(a) 1,575 210,926
Getlink SE (2)(a) 6,391 101,909
Hermes International SCA (2)(a) 463 1,110,908
Ipsen SA (2)(a) 953 109,234
La Francaise des Jeux SACA (2)
(a)(c) 2,223 85,609
Publicis Groupe SA (2)(a) 2,216 235,915

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
France - 2.0% (continued)
Renault SA (2)(a) 17,589 856,301
Rexel SA (2)(a) 6,534 166,418
Safran SA (2)(a) 2,020 442,597
SCOR SE (a) 5,657 138,526
Societe Generale SA (2)(a) 26,129 733,324
SPIE SA (2)(a) 1,401 43,568
Valeo SE (2)(a) 33,054 318,157
Veolia Environnement SA (2)(a) 10,701 300,244
Verallia SA (2)(a)(c) 1,422 35,713
Vinci SA (2)(a) 1,437 147,949
6,167,810
Germany - 3 .5%
adidas AG (2)(a) 2,943 723,873
Allianz SE (Registered) (2)(a) 2,918 896,886
BASF SE (2)(a) 13,849 607,294
Commerzbank AG (2)(a) 35,515 583,244
Deutsche Telekom AG (Registered)
(2)(a) 35,173 1,053,892
Freenet AG (2)(a) 11,459 327,123
Fresenius Medical Care AG (2)(a) 1,549 70,527
GEA Group AG (2)(a) 1,876 93,187
Hannover Rueck SE (2)(a) 314 78,632
Heidelberg Materials AG (2)(a) 3,025 373,779
LANXESS AG (2)(a) 6,286 153,688
MTU Aero Engines AG (2)(a) 848 283,229
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (a) 1,493 753,312
Nemetschek SE (2)(a) 1,198 116,376
Rational AG (2)(a) 146 125,050
Rheinmetall AG (2)(a) 1,697 1,084,227
SAP SE (2)(a) 7,449 1,832,262
Scout24 SE (2)(a)(c) 1,937 170,919
Talanx AG (2)(a) 1,764 150,031
TeamViewer SE (2)*(a)(c) 6,208 61,387
Zalando SE (2)*(a)(c) 34,094 1,140,556
10,679,474
Guatemala - 0 .0% †
Millicom International Cellular SA,
SDR * 1,667 40,862
Hong Kong - 0 .3%
AIA Group Ltd. (2)(a) 56,600 406,550
HKT Trust & HKT Ltd. (2)(a) 33,000 40,756
Techtronic Industries Co. Ltd. (2)(a) 16,500 216,908
WH Group Ltd. (2)(a)(c) 166,500 128,311
792,525
Ireland - 0 .3%
Accenture plc, Class A 2,126 747,906
Aptiv plc * 4,753 287,461
1,035,367
Italy - 2 .1%
A2A SpA (2)(a) 76,063 168,885
Azimut Holding SpA (2)(a) 5,798 144,491
Banca Generali SpA (2)(a) 4,175 194,392
Banca Monte dei Paschi di Siena
SpA (2)(a) 76,739 543,956
INVESTMENTS SHARES VALUE ($)
Italy - 2.1% (continued)
BPER Banca SpA (2)(a) 5,413 34,523
Brunello Cucinelli SpA (2)(a) 584 63,796
Buzzi SpA (2)(a) 9,722 358,887
Coca-Cola HBC AG (2)(a) 1,511 51,619
Enel SpA (2)(a) 27,686 197,572
Ferrari NV (2)(a) 716 305,516
Intesa Sanpaolo SpA (2)(a) 246,176 987,368
Italgas SpA (2)(a) 21,209 119,032
Leonardo SpA (2)(a) 2,087 56,148
Pirelli & C SpA (2)(a)(c) 104,856 594,769
Poste Italiane SpA (2)(a)(c) 39,201 554,423
Prysmian SpA (2)(a) 6,930 443,495
UniCredit SpA (2)(a) 22,423 898,005
Unipol Gruppo SpA (2)(a) 67,153 838,641
6,555,518
Japan - 15 .7%
ABC-Mart, Inc. (2)(a) 19,300 389,375
Advantest Corp. (2)(a) 4,700 267,237
Air Water, Inc. (2)(a) 2,900 35,139
Ajinomoto Co., Inc. (2)(a) 900 36,640
Alfresa Holdings Corp. (2)(a) 11,000 150,445
ANA Holdings, Inc. (2)(a) 10,700 194,200
Asics Corp. (2)(a) 44,300 864,195
Azbil Corp. (2)(a) 39,000 300,528
Bandai Namco Holdings, Inc. (2)(a) 27,400 653,360
BayCurrent, Inc. (2)(a) 14,500 487,864
Canon, Inc. (2)(a) 27,100 880,253
Capcom Co. Ltd. (2)(a) 21,700 472,052
Chugai Pharmaceutical Co. Ltd.
(2)(a) 3,800 167,508
Cosmo Energy Holdings Co. Ltd.
(2)(a) 5,100 225,142
Cosmos Pharmaceutical Corp. (2)
(a) 900 38,374
CyberAgent, Inc. (2)(a) 24,500 168,597
Dai Nippon Printing Co. Ltd. (2)(a) 7,800 109,151
Disco Corp. (2)(a) 2,500 663,194
Ebara Corp. (2)(a) 16,700 256,222
Fast Retailing Co. Ltd. (2)(a) 1,800 607,215
Fujikura Ltd. (2)(a) 16,200 661,378
Fujitsu Ltd. (2)(a) 25,600 449,704
GMO Payment Gateway, Inc. (2)(a) 5,200 262,047
Haseko Corp. (2)(a) 3,800 48,841
Hikari Tsushin, Inc. (2)(a) 900 195,345
Hirose Electric Co. Ltd. (2)(a) 2,600 303,900
Hitachi Ltd. (2)(a) 48,200 1,180,421
Honda Motor Co. Ltd. (2)(a) 255,700 2,434,470
Hoya Corp. (2)(a) 6,100 757,048
Idemitsu Kosan Co. Ltd. (2)(a) 15,000 98,805
IHI Corp. (2)(a) 12,500 730,760
Inpex Corp. (2)(a) 37,600 473,063
ITOCHU Corp. (2)(a) 18,600 914,643
Japan Airlines Co. Ltd. (2)(a) 5,400 85,128
Japan Tobacco, Inc. (2)(a) 4,300 110,307
Kao Corp. (2)(a) 4,000 161,846
Kawasaki Heavy Industries Ltd.
(2)(a) 8,700 396,318
KDDI Corp. (2)(a) 46,600 1,484,237
Keyence Corp. (2)(a) 500 203,236

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 15.7% (continued)
Kinden Corp. (2)(a) 19,500 373,066
Kirin Holdings Co. Ltd. (2)(a) 9,000 116,857
Komatsu Ltd. (2)(a) 12,700 345,978
Konami Group Corp. (2)(a) 3,600 336,853
Kuraray Co. Ltd. (2)(a) 32,500 465,522
Kurita Water Industries Ltd. (2)(a) 1,800 62,697
Kyushu Electric Power Co., Inc.
(2)(a) 3,900 34,885
Kyushu Railway Co. (2)(a) 15,500 377,904
Lixil Corp. (2)(a) 27,700 302,293
Makita Corp. (2)(a) 11,500 349,703
Marubeni Corp. (2)(a) 2,400 36,021
Mazda Motor Corp. (2)(a) 34,400 234,559
McDonald's Holdings Co. Japan
Ltd. (2)(a) 900 35,354
Medipal Holdings Corp. (2)(a) 7,400 111,287
MISUMI Group, Inc. (2)(a) 14,400 221,375
Mitsubishi Gas Chemical Co., Inc.
(2)(a) 3,300 58,534
Mitsubishi Motors Corp. (2)(a) 130,400 435,762
Mitsubishi UFJ Financial Group,
Inc. (2)(a) 60,800 709,822
Mitsui OSK Lines Ltd. (2)(a) 11,300 393,221
Mizuho Financial Group, Inc. (2)(a) 23,200 566,371
MS&AD Insurance Group
Holdings, Inc. (2)(a) 37,500 809,907
NGK Insulators Ltd. (2)(a) 16,200 204,548
NH Foods Ltd. (2)(a) 5,400 174,757
Nintendo Co. Ltd. (2)(a) 2,700 157,253
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 36,000 545,835
Nippon Telegraph & Telephone
Corp. (2)(a) 512,100 511,518
Nippon Yusen KK (2)(a) 34,900 1,161,594
Nisshin Seifun Group, Inc. (2)(a) 20,600 240,093
Niterra Co. Ltd. (2)(a) 16,800 535,280
Nitto Denko Corp. (2)(a) 5,200 86,938
NOF Corp. (2)(a) 4,500 62,371
Nomura Holdings, Inc. (2)(a) 76,500 443,841
Obayashi Corp. (2)(a) 2,600 34,235
Oji Holdings Corp. (2)(a) 16,300 62,297
Oracle Corp. Japan (2)(a) 5,600 535,956
ORIX Corp. (2)(a) 5,300 113,865
Osaka Gas Co. Ltd. (2)(a) 4,900 107,171
Otsuka Corp. (2)(a) 7,700 176,097
Otsuka Holdings Co. Ltd. (2)(a) 10,200 554,879
Pan Pacific International Holdings
Corp. (2)(a) 2,300 62,483
Panasonic Holdings Corp. (2)(a) 17,500 178,861
Persol Holdings Co. Ltd. (2)(a) 117,100 175,420
Rakuten Group, Inc. (2)*(a) 57,900 311,935
Recruit Holdings Co. Ltd. (2)(a) 8,100 563,014
Resonac Holdings Corp. (2)(a) 8,600 214,168
Rinnai Corp. (2)(a) 2,100 43,168
Ryohin Keikaku Co. Ltd. (2)(a) 23,100 525,940
Santen Pharmaceutical Co. Ltd.
(2)(a) 31,700 324,578
Sanwa Holdings Corp. (2)(a) 31,800 878,341
SCSK Corp. (2)(a) 7,200 150,695
Seibu Holdings, Inc. (2)(a) 12,400 252,249
INVESTMENTS SHARES VALUE ($)
Japan - 15.7% (continued)
Seiko Epson Corp. (2)(a) 5,000 90,215
Sekisui Chemical Co. Ltd. (2)(a) 11,500 196,906
Shimamura Co. Ltd. (2)(a) 6,500 361,469
Shimizu Corp. (2)(a) 49,200 388,563
Shizuoka Financial Group, Inc. (2)
(a) 7,100 57,582
Skylark Holdings Co. Ltd. (2)(a) 2,300 35,668
Socionext, Inc. (2)(a) 22,400 349,937
SoftBank Group Corp. (2)(a) 7,700 440,023
Sohgo Security Services Co. Ltd.
(2)(a) 26,200 179,419
Sojitz Corp. (2)(a) 1,760 35,869
Sony Group Corp. (2)(a) 43,700 921,002
Square Enix Holdings Co. Ltd. (2)
(a) 13,800 535,855
Stanley Electric Co. Ltd. (2)(a) 9,700 159,072
Sumitomo Corp. (2)(a) 13,500 292,156
Sumitomo Electric Industries Ltd.
(2)(a) 28,500 509,508
Sumitomo Mitsui Financial Group,
Inc. (2)(a) 76,000 1,824,018
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 5,600 130,813
Taisei Corp. (2)(a) 6,400 268,152
Takeda Pharmaceutical Co. Ltd.
(2)(a) 75,000 1,985,423
TBS Holdings, Inc. (2)(a) 9,700 246,526
TDK Corp. (2)(a) 10,700 137,801
Tobu Railway Co. Ltd. (2)(a) 7,700 125,050
Toei Animation Co. Ltd. (2)(a) 2,000 44,744
Toho Co. Ltd. (2)(a) 1,100 42,987
Tokio Marine Holdings, Inc. (2)(a) 24,600 882,848
Tokyo Electron Ltd. (2)(a) 3,700 556,182
TOPPAN Holdings, Inc. (2)(a) 6,000 159,169
Tosoh Corp. (2)(a) 4,000 53,464
Toyo Suisan Kaisha Ltd. (2)(a) 7,900 535,725
Toyota Tsusho Corp. (2)(a) 15,400 272,342
Trend Micro, Inc. (2)*(a) 3,300 177,913
USS Co. Ltd. (2)(a) 60,300 523,431
Yamaha Motor Co. Ltd. (2)(a) 22,500 198,241
Yamazaki Baking Co. Ltd. (2)(a) 10,400 193,643
Yokogawa Electric Corp. (2)(a) 11,700 248,851
Yokohama Rubber Co. Ltd. (The)
(2)(a) 23,900 511,431
Zensho Holdings Co. Ltd. (2)(a) 8,700 492,705
ZOZO, Inc. (2)(a) 3,900 120,112
47,970,354
Luxembourg - 0 .1%
ArcelorMittal SA (2) 12,467 289,662
Netherlands - 0 .8%
Aalberts NV (2)(a) 2,615 92,980
Aegon Ltd. (2)(a) 9,508 56,579
Arcadis NV (2)(a) 8,671 527,666
Argenx SE (2)*(a) 550 339,742
ASM International NV (2)(a) 138 79,790
EXOR NV (2)(a) 360 33,003
Koninklijke KPN NV (2)(a) 15,376 56,068
Koninklijke Vopak NV (2)(a) 5,852 257,577

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Netherlands - 0.8% (continued)
Wolters Kluwer NV (2)(a) 5,482 910,803
2,354,208
New Zealand - 0 .1%
Xero Ltd. (2)*(a) 2,174 226,233
Norway - 0 .4%
Kongsberg Gruppen ASA (2)(a) 7,749 871,815
Norsk Hydro ASA (2)(a) 19,968 109,838
Orkla ASA (2)(a) 5,485 47,452
Telenor ASA (2)(a) 14,128 157,628
1,186,733
Poland - 0 .0% †
InPost SA (2)* 5,050 86,214
Singapore - 0 .5%
DBS Group Holdings Ltd. (2) 11,200 358,909
Grab Holdings Ltd., Class A *(a)(b) 185,020 873,295
Sea Ltd., ADR *(a) 2,981 316,284
1,548,488
South Korea - 0 .1%
Delivery Hero SE *(c) 5,716 160,575
Spain - 1 .1%
Acerinox SA (2)(a) 22,662 221,870
ACS Actividades de Construccion
y Servicios SA (2)(a) 7,873 394,536
Aena SME SA (2)(a)(c) 1,674 341,660
Banco Santander SA (2)(a) 66,448 307,405
CaixaBank SA (2)(a) 75,936 412,270
Iberdrola SA (2)(a) 37,942 522,849
Industria de Diseno Textil SA (2)(a) 15,582 798,171
Mapfre SA (2)(a) 88,363 224,018
3,222,779
Sweden - 1 .4%
AAK AB (2)(a) 18,666 531,640
AddTech AB, Class B (2)(a) 3,756 102,343
Alfa Laval AB (2)(a) 6,662 278,839
Atlas Copco AB, Class A (2)(a) 5,107 77,941
Autoliv, Inc. (a)(b) 4,734 444,002
Electrolux AB, Class B (2)*(a) 11,087 91,966
Essity AB, Class B (a) 10,849 289,958
Evolution AB (2)(a)(c) 697 53,750
Hexagon AB, Class B (2)(a) 26,367 251,737
Saab AB, Class B (2)(a) 29,064 614,043
Swedish Orphan Biovitrum AB *(a) 11,155 320,015
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 128,556 1,041,104
Volvo AB, Class B (2)(a) 5,578 135,558
4,232,896
Switzerland - 3 .0%
ABB Ltd. (Registered) (2)(a) 26,774 1,445,756
Belimo Holding AG (Registered)
(2)(a) 502 331,978
Flughafen Zurich AG (Registered)
(2)(a) 423 101,545
Geberit AG (Registered) (2)(a) 647 366,929
INVESTMENTS SHARES VALUE ($)
Switzerland - 3.0% (continued)
Logitech International SA
(Registered) (2)(a) 9,412 776,925
Novartis AG (Registered) (2)(a) 26,553 2,585,128
Sonova Holding AG (Registered)
(2)(a) 107 34,990
TE Connectivity plc (a) 2,134 305,098
UBS Group AG (Registered) (2)(a) 4,490 137,469
VAT Group AG (2)(a)(c) 122 46,130
Ypsomed Holding AG (Registered)
(2)(a) 512 184,823
Zurich Insurance Group AG (2)(a) 4,876 2,900,078
9,216,849
Thailand - 0 .0% †
Fabrinet * 666 146,440
United Kingdom - 3 .7%
Auto Trader Group plc (2)(a)(c) 32,817 324,720
Aviva plc (2)(a) 27,279 159,885
Barclays plc (2)(a) 189,936 635,374
Beazley plc (2)(a) 11,507 117,469
British American Tobacco plc (2)(a) 4,238 152,927
CK Hutchison Holdings Ltd. (2)(a) 7,500 39,873
Compass Group plc (2)(a) 4,494 149,531
ConvaTec Group plc (2)(a)(c) 69,816 192,979
Diploma plc (2)(a) 3,765 199,459
easyJet plc (2)(a) 67,407 471,215
Entain plc (2)(a) 6,008 51,575
Flutter Entertainment plc *(a)(b) 2,341 605,031
Halma plc (2)(a) 4,256 142,784
Harbour Energy plc (2)(a) 15,620 49,932
Hargreaves Lansdown plc (2)(a) 4,942 67,815
IMI plc (2)(a) 11,803 268,068
Imperial Brands plc (2)(a) 9,630 307,956
InterContinental Hotels Group plc
(2)(a) 6,766 841,852
Intermediate Capital Group plc (2)
(a) 21,768 561,054
International Distribution Services
plc (a) 39,917 181,798
Intertek Group plc (2)(a) 2,171 128,262
M&G plc (2)(a) 19,584 48,463
Man Group plc (2)(a) 31,505 84,072
Marks & Spencer Group plc (2)(a) 116,581 545,972
National Grid plc (2)(a) 4,802 57,049
NatWest Group plc (2)(a) 184,377 923,961
Pearson plc (2)(a) 17,892 286,906
RELX plc (2)(a) 25,685 1,163,762
Rolls-Royce Holdings plc (2)*(a) 107,263 760,644
Sage Group plc (The) (2)(a) 19,861 315,561
Tate & Lyle plc (a) 11,676 94,939
TechnipFMC plc (a)(b) 25,529 738,809
Tesco plc (2)(a) 152,737 702,491
Weir Group plc (The) (2)(a) 2,723 74,176
11,446,364
United States - 64 .5%
3M Co. (a) 7,880 1,017,229
Abbott Laboratories (a) 8,567 969,013
Abercrombie & Fitch Co., Class
A *(a) 3,221 481,443

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 64.5% (continued)
Adobe, Inc. *(a) 2,063 917,375
AECOM (a) 4,578 489,022
Affirm Holdings, Inc., Class A *(a)
(b) 8,838 538,234
Agilent Technologies, Inc. (a) 6,571 882,748
Airbnb, Inc., Class A *(a)(b) 535 70,304
Alaska Air Group, Inc. *(a) 8,294 537,037
Alexandria Real Estate Equities,
Inc., REIT (a) 5,712 557,206
Align Technology, Inc. *(a) 1,542 321,522
Allison Transmission Holdings,
Inc. (a) 5,052 545,919
Allstate Corp. (The) (a) 4,118 793,909
Alnylam Pharmaceuticals, Inc. *(a)
(b) 1,808 425,440
Altria Group, Inc. (a)(b) 1,312 68,604
Amazon.com, Inc. *(a) 7,180 1,575,220
Ameren Corp. (a) 3,971 353,975
American Electric Power Co., Inc.
(a)(b) 12,148 1,120,410
American International Group, Inc.
(a) 7,531 548,257
American Tower Corp., REIT (a) 4,248 779,126
American Water Works Co., Inc.
(a) 4,101 510,533
Ameriprise Financial, Inc. (a)(b) 1,558 829,526
Amphenol Corp., Class A (a)(b) 9,104 632,273
Antero Resources Corp. *(a)(b) 3,662 128,353
Apellis Pharmaceuticals, Inc. *(a)
(b) 11,873 378,867
Appfolio, Inc., Class A *(a) 1,387 342,201
Apple, Inc. (a) 10,715 2,683,251
Applied Industrial Technologies,
Inc. (a)(b) 339 81,180
AppLovin Corp., Class A *(a)(b) 1,937 627,259
Aramark (a)(b) 9,105 339,708
Arista Networks, Inc. *(a) 11,315 1,250,647
Arrow Electronics, Inc. *(a)(b) 974 110,179
Assurant, Inc. (a) 505 107,676
Assured Guaranty Ltd. (a) 707 63,637
AT&T, Inc. (a) 24,875 566,404
Atlassian Corp., Class A *(a)(b) 1,567 381,376
Atmos Energy Corp. (a)(b) 3,887 541,342
Automatic Data Processing, Inc.
(a) 2,055 601,560
AutoNation, Inc. *(a) 1,959 332,717
AutoZone, Inc. *(a)(b) 229 733,258
Avient Corp. (a) 4,732 193,350
Axalta Coating Systems Ltd. *(a) 8,900 304,558
Axis Capital Holdings Ltd. (a) 6,184 548,026
Axon Enterprise, Inc. *(a)(b) 55 32,688
Baker Hughes Co., Class A (a)(b) 6,237 255,842
Bank of America Corp. (a) 5,709 250,911
Bank of New York Mellon Corp.
(The) (a)(b) 3,912 300,559
Bank OZK (a)(b) 11,445 509,646
Bath & Body Works, Inc. (a)(b) 5,822 225,719
Becton Dickinson & Co. (a) 1,579 358,228
BellRing Brands, Inc. *(a) 11,410 859,629
Best Buy Co., Inc. (a) 2,096 179,837
INVESTMENTS SHARES VALUE ($)
United States - 64.5% (continued)
BILL Holdings, Inc. *(a)(b) 682 57,772
BioMarin Pharmaceutical, Inc. *(a)
(b) 5,276 346,791
Black Hills Corp. (a)(b) 1,715 100,362
Block, Inc., Class A *(a) 3,051 259,304
BOK Financial Corp. (a)(b) 2,188 232,913
Booking Holdings, Inc. (a)(b) 169 839,663
Boston Beer Co., Inc. (The), Class
A *(a)(b) 1,080 323,978
Boston Scientific Corp. *(a) 8,328 743,857
Brighthouse Financial, Inc. *(a)(b) 8,333 400,317
Bristol-Myers Squibb Co. (a) 12,499 706,943
Brixmor Property Group, Inc., REIT
(a) 13,454 374,559
Broadcom, Inc. (a) 5,440 1,261,210
Broadridge Financial Solutions,
Inc. (a) 2,669 603,434
Bruker Corp. (a)(b) 5,902 345,975
Builders FirstSource, Inc. *(a)(b) 1,853 264,849
BXP, Inc., REIT (a) 451 33,536
Cabot Corp. (a)(b) 2,639 240,967
Capital One Financial Corp. (a) 3,916 698,301
Cardinal Health, Inc. (a) 3,405 402,709
CarMax, Inc. *(a)(b) 1,949 159,350
Carnival Corp. *(a)(b) 13,779 343,373
Carvana Co., Class A *(a)(b) 1,076 218,815
Cava Group, Inc. *(a)(b) 440 49,632
Cboe Global Markets, Inc. (a)(b) 1,290 252,066
CBRE Group, Inc., Class A *(a)(b) 3,734 490,237
Centene Corp. *(a) 10,663 645,965
Charles Schwab Corp. (The) (a) 5,730 424,077
Cheniere Energy, Inc. (a)(b) 1,787 383,973
Chipotle Mexican Grill, Inc., Class
A *(a) 12,474 752,182
Chubb Ltd. (a) 1,955 540,167
Cincinnati Financial Corp. (a)(b) 1,586 227,908
Cintas Corp. (a)(b) 5,956 1,088,161
Citigroup, Inc. (a) 7,550 531,445
Citizens Financial Group, Inc. (a)
(b) 18,092 791,706
Clean Harbors, Inc. *(a)(b) 773 177,898
Cloudflare, Inc., Class A *(a)(b) 1,284 138,261
CME Group, Inc. (a) 8,818 2,047,804
CMS Energy Corp. (a) 3,530 235,275
CNA Financial Corp. (a)(b) 2,385 115,362
CNO Financial Group, Inc. (a) 10,588 393,979
CNX Resources Corp. *(a)(b) 1,037 38,027
Coca-Cola Consolidated, Inc. (a) 694 874,433
Cognex Corp. (a) 3,455 123,896
Coherent Corp. *(a)(b) 3,486 330,229
Comcast Corp., Class A (a) 46,554 1,747,172
Comerica, Inc. (a) 7,392 457,195
Comfort Systems USA, Inc. (a)(b) 1,433 607,678
Commerce Bancshares, Inc. (a)(b) 6,812 424,456
Commvault Systems, Inc. *(a) 2,689 405,797
Confluent, Inc., Class A *(a) 8,248 230,614
ConocoPhillips (a) 3,796 376,449
Constellation Brands, Inc., Class
A (a)(b) 3,445 761,345
Cooper Cos., Inc. (The) *(a)(b) 3,250 298,773

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 64.5% (continued)
COPT Defense Properties, REIT
(a) 15,061 466,138
Corebridge Financial, Inc. (a)(b) 1,150 34,420
Corning, Inc. (a)(b) 10,363 492,450
Corpay, Inc. *(a)(b) 1,398 473,111
Costco Wholesale Corp. (a) 728 667,045
Coterra Energy, Inc. (a)(b) 15,794 403,379
Cousins Properties, Inc., REIT (a) 5,352 163,985
CRH plc (a) 2,084 192,812
Crown Holdings, Inc. (a)(b) 11,840 979,050
CubeSmart, REIT (a) 1,091 46,749
Cullen/Frost Bankers, Inc. (a)(b) 2,720 365,160
Cummins, Inc. (a) 1,647 574,144
Curtiss-Wright Corp. (a)(b) 1,118 396,745
Deckers Outdoor Corp. *(a) 1,736 352,564
Dell Technologies, Inc., Class C (a) 1,146 132,065
Delta Air Lines, Inc. (a) 8,519 515,400
Devon Energy Corp. (a)(b) 8,073 264,229
Dexcom, Inc. *(a) 1,376 107,012
Dick's Sporting Goods, Inc. (a) 1,246 285,135
Dominion Energy, Inc. (a) 653 35,171
Donaldson Co., Inc. (a) 7,459 502,364
DoorDash, Inc., Class A *(a) 4,044 678,381
DoubleVerify Holdings, Inc. *(a) 6,911 132,760
Dover Corp. (a) 3,116 584,562
Doximity, Inc., Class A *(a)(b) 2,762 147,463
Dropbox, Inc., Class A *(a)(b) 8,581 257,773
DTE Energy Co. (a)(b) 18,610 2,247,158
Duolingo, Inc., Class A *(a)(b) 431 139,743
DuPont de Nemours, Inc. (a) 6,126 467,108
Dutch Bros, Inc., Class A *(a)(b) 970 50,809
Eagle Materials, Inc. (a)(b) 1,140 281,306
East West Bancorp, Inc. (a)(b) 1,700 162,792
Eaton Corp. plc (a) 1,935 642,168
eBay, Inc. (a)(b) 2,591 160,512
Ecolab, Inc. (a) 2,178 510,349
Edison International (a) 24,311 1,940,990
Edwards Lifesciences Corp. *(a)(b) 3,279 242,744
Elastic NV *(a) 630 62,420
Element Solutions, Inc. (a)(b) 10,605 269,685
Elevance Health, Inc. (a)(b) 1,381 509,451
Eli Lilly & Co. (a) 2,186 1,687,592
EMCOR Group, Inc. (a)(b) 970 440,283
Encompass Health Corp. (a) 8,394 775,186
EnerSys (a)(b) 3,729 344,671
Enovis Corp. *(a) 2,065 90,612
Ensign Group, Inc. (The) (a) 350 46,501
EPAM Systems, Inc. *(a) 993 232,183
EPR Properties, REIT (a) 4,951 219,230
Equinix, Inc., REIT (a) 154 145,205
Equity LifeStyle Properties, Inc.,
REIT (a) 5,818 387,479
Essential Utilities, Inc. (a) 2,143 77,834
Etsy, Inc. *(a)(b) 2,089 110,487
Euronet Worldwide, Inc. *(a)(b) 2,235 229,847
Evercore, Inc., Class A (a)(b) 2,561 709,884
Evergy, Inc. (a) 17,702 1,089,558
Exact Sciences Corp. *(a) 1,256 70,575
Exelixis, Inc. *(a)(b) 10,231 340,692
Exelon Corp. (a)(b) 3,592 135,203
INVESTMENTS SHARES VALUE ($)
United States - 64.5% (continued)
Expedia Group, Inc. *(a) 3,552 661,844
Expeditors International of
Washington, Inc. (a)(b) 1,988 220,211
Experian plc (2)(a) 9,491 407,922
Fair Isaac Corp. *(a) 475 945,692
Fastenal Co. (a)(b) 1,794 129,007
Federal Realty Investment Trust,
REIT (a) 649 72,656
Federated Hermes, Inc., Class B
(a) 14,951 614,636
Fidelity National Financial, Inc. (a) 4,643 260,658
Fidelity National Information
Services, Inc. (a)(b) 2,674 215,979
First Horizon Corp. (a) 9,047 182,207
FirstCash Holdings, Inc. (a)(b) 1,552 160,787
Fiserv, Inc. *(a)(b) 1,897 389,682
Five Below, Inc. *(a)(b) 974 102,231
Flowserve Corp. (a) 13,212 759,954
FNB Corp. (a)(b) 19,150 283,037
Fortinet, Inc. *(a)(b) 12,008 1,134,516
Freeport-McMoRan, Inc. (a) 2,501 95,238
Garmin Ltd. (a) 2,667 550,095
Gartner, Inc. *(a) 927 449,104
Gates Industrial Corp. plc *(a)(b) 9,043 186,015
GE Aerospace (a) 5,974 996,403
GE Vernova, Inc. (a) 1,002 329,588
General Motors Co. (a) 6,666 355,098
Gitlab, Inc., Class A *(a) 7,240 407,974
Globe Life, Inc. (a) 1,326 147,876
GoDaddy, Inc., Class A *(a)(b) 3,713 732,835
Goodyear Tire & Rubber Co. (The)
*(a)(b) 15,775 141,975
Graham Holdings Co., Class B (a) 139 121,197
Grand Canyon Education, Inc. *(a) 3,158 517,280
Greif, Inc., Class A (a)(b) 616 37,650
Guidewire Software, Inc. *(a)(b) 3,631 612,114
H&R Block, Inc. (a)(b) 1,623 85,759
Haemonetics Corp. *(a)(b) 1,167 91,119
Hancock Whitney Corp. (a)(b) 8,122 444,436
Hanover Insurance Group, Inc.
(The) (a)(b) 1,469 227,196
Hartford Financial Services Group,
Inc. (The) (a) 6,190 677,186
Hasbro, Inc. (a)(b) 4,247 237,450
Hayward Holdings, Inc. *(a)(b) 5,766 88,162
Healthpeak Properties, Inc., REIT
(a)(b) 1,700 34,459
Hexcel Corp. (a) 4,466 280,018
Hilton Worldwide Holdings, Inc.
(a)(b) 5,050 1,248,158
Holcim AG (2)(a) 13,891 1,337,494
Howmet Aerospace, Inc. (a)(b) 6,455 705,983
HubSpot, Inc. *(a)(b) 675 470,320
Huntington Bancshares, Inc. (a)(b) 30,720 499,814
Huntsman Corp. (a)(b) 8,792 158,520
IAC, Inc. *(a)(b) 1,621 69,930
IDACORP, Inc. (a) 566 61,852
IDEXX Laboratories, Inc. *(a)(b) 1,207 499,022
Illinois Tool Works, Inc. (a) 5,145 1,304,566
Illumina, Inc. *(a)(b) 4,283 572,337

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 64.5% (continued)
Incyte Corp. *(a) 9,864 681,306
Informatica, Inc., Class A *(a)(b) 3,339 86,580
Ingredion, Inc. (a) 2,668 367,010
Inspire Medical Systems, Inc. *(a)
(b) 1,149 213,002
Intel Corp. (a)(b) 2,784 55,819
International Bancshares Corp.
(a)(b) 1,959 123,730
Intra-Cellular Therapies, Inc. *(a)
(b) 1,537 128,370
Invesco Ltd. (a) 25,583 447,191
Iridium Communications, Inc. (a)(b) 8,980 260,600
Iron Mountain, Inc., REIT (a)(b) 3,716 390,589
ITT, Inc. (a)(b) 1,566 223,750
Jabil, Inc. (a) 4,454 640,931
Jacobs Solutions, Inc. (a)(b) 1,184 158,206
James Hardie Industries plc,
CHESS (2)*(a) 5,522 170,192
JB Hunt Transport Services, Inc.
(a)(b) 1,886 321,865
Johnson & Johnson (a)(b) 8,797 1,272,222
Johnson Controls International
plc (a) 4,871 384,468
Jones Lang LaSalle, Inc. *(a) 212 53,666
KBR, Inc. (a) 604 34,990
Kemper Corp. (a) 2,513 166,964
Kinder Morgan, Inc. (a)(b) 30,051 823,397
Kirby Corp. *(a) 1,598 169,068
Kyndryl Holdings, Inc. *(a)(b) 9,306 321,988
Lamar Advertising Co., Class A,
REIT (a)(b) 2,617 318,594
Lancaster Colony Corp. (a) 732 126,738
Leidos Holdings, Inc. (a) 2,539 365,768
Lennar Corp., Class A (a)(b) 229 31,229
Lennox International, Inc. (a) 368 224,222
Light & Wonder, Inc. *(a) 2,394 206,794
LivaNova plc *(a) 2,351 108,875
Live Nation Entertainment, Inc.
*(a)(b) 748 96,866
Loews Corp. (a)(b) 2,192 185,640
Louisiana-Pacific Corp. (a) 3,637 376,611
Lyft, Inc., Class A *(a) 23,378 301,576
M&T Bank Corp. (a)(b) 2,809 528,120
Manhattan Associates, Inc. *(a)(b) 3,321 897,467
ManpowerGroup, Inc. (a) 2,752 158,845
Maplebear, Inc. *(a)(b) 5,109 211,615
Marathon Petroleum Corp. (a)(b) 1,529 213,296
Markel Group, Inc. *(a)(b) 111 191,612
Marsh & McLennan Cos., Inc. (a) 4,348 923,559
Marvell Technology, Inc. (a) 3,980 439,591
Masco Corp. (a) 6,980 506,539
MasTec, Inc. *(a) 2,757 375,338
Mastercard, Inc., Class A (a) 1,984 1,044,715
Matador Resources Co. (a)(b) 2,665 149,933
Mattel, Inc. *(a)(b) 20,191 357,986
McCormick & Co., Inc. (Non-
Voting) (a) 1,565 119,316
McKesson Corp. (a)(b) 782 445,670
Medpace Holdings, Inc. *(a)(b) 1,984 659,144
Medtronic plc (a) 7,497 598,860
INVESTMENTS SHARES VALUE ($)
United States - 64.5% (continued)
Merck & Co., Inc. (a) 11,542 1,148,198
Meta Platforms, Inc., Class A (a) 715 418,640
MetLife, Inc. (a) 3,785 309,916
MGIC Investment Corp. (a)(b) 2,649 62,808
Microsoft Corp. (a) 2,369 998,534
Mid-America Apartment
Communities, Inc., REIT (a) 710 109,745
Molson Coors Beverage Co., Class
B (a)(b) 7,143 409,437
MongoDB, Inc., Class A *(a)(b) 390 90,796
Motorola Solutions, Inc. (a)(b) 1,822 842,183
MSCI, Inc., Class A (a) 1,122 673,211
Natera, Inc. *(a) 3,384 535,687
National Fuel Gas Co. (a) 3,680 223,302
nCino, Inc. *(a)(b) 995 33,412
NetApp, Inc. (a) 4,243 492,527
Netflix, Inc. *(a) 1,253 1,116,824
Neurocrine Biosciences, Inc. *(a) 2,473 337,565
New Jersey Resources Corp. (a) 6,076 283,445
New York Times Co. (The), Class
A (a) 4,404 229,228
Newell Brands, Inc. (a)(b) 10,863 108,195
NewMarket Corp. (a) 348 183,866
News Corp., Class A (a) 13,997 385,477
NIKE, Inc., Class B (a)(b) 6,284 475,510
NiSource, Inc. (a) 11,933 438,657
Northrop Grumman Corp. (a) 1,616 758,373
Northwestern Energy Group, Inc.
(a)(b) 1,698 90,775
Norwegian Cruise Line Holdings
Ltd. *(a)(b) 19,077 490,851
Nutanix, Inc., Class A *(a)(b) 7,098 434,256
nVent Electric plc (a) 3,234 220,429
NVIDIA Corp. (a) 11,125 1,493,976
NVR, Inc. *(a) 74 605,239
OGE Energy Corp. (a) 7,832 323,070
Old Republic International Corp.
(a) 2,649 95,867
Omega Healthcare Investors, Inc.,
REIT (a)(b) 12,095 457,796
OneMain Holdings, Inc. (a)(b) 5,336 278,166
Oracle Corp. (a) 2,694 448,928
O'Reilly Automotive, Inc. *(a) 316 374,713
Oshkosh Corp. (a)(b) 1,599 152,017
Otis Worldwide Corp. (a)(b) 5,334 493,982
Ovintiv, Inc. (a) 14,045 568,823
Owens Corning (a) 1,978 336,893
Packaging Corp. of America (a) 5,458 1,228,760
Palantir Technologies, Inc., Class
A *(a)(b) 6,052 457,713
Park Hotels & Resorts, Inc., REIT
(a) 26,293 369,943
Parker-Hannifin Corp. (a) 547 347,908
Parsons Corp. *(a)(b) 2,739 252,673
Paycor HCM, Inc. *(a)(b) 8,635 160,352
PayPal Holdings, Inc. *(a) 5,461 466,096
PBF Energy, Inc., Class A (a)(b) 3,102 82,358
Pegasystems, Inc. (a) 3,028 282,210
Penn Entertainment, Inc. *(a)(b) 1,800 35,676
Penske Automotive Group, Inc. (a) 1,793 273,325

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 64.5% (continued)
Pentair plc (a) 7,591 763,958
Penumbra, Inc. *(a)(b) 222 52,721
Performance Food Group Co. *(a) 2,488 210,360
Pfizer, Inc. (a) 14,489 384,393
PG&E Corp. (a) 28,953 584,272
Philip Morris International, Inc. (a) 23,880 2,873,959
Pilgrim's Pride Corp. *(a)(b) 7,411 336,385
Pinterest, Inc., Class A *(a)(b) 11,742 340,518
Planet Fitness, Inc., Class A *(a)(b) 1,246 123,192
PNC Financial Services Group,
Inc. (The) (a) 4,945 953,643
Popular, Inc. 3,023 284,343
PotlatchDeltic Corp., REIT (a)(b) 5,559 218,191
PPG Industries, Inc. (a)(b) 3,230 385,824
PPL Corp. (a)(b) 29,316 951,597
Primerica, Inc. (a) 1,898 515,155
Principal Financial Group, Inc. (a)
(b) 1,620 125,404
Progressive Corp. (The) (a) 2,486 595,670
Prosperity Bancshares, Inc. (a)(b) 508 38,278
Public Service Enterprise Group,
Inc. (a)(b) 6,805 574,954
PulteGroup, Inc. (a)(b) 2,458 267,676
PVH Corp. (a)(b) 3,573 377,845
QIAGEN NV (2)*(a) 4,035 180,864
Qualys, Inc. *(a) 1,354 189,858
QuidelOrtho Corp. *(a)(b) 1,495 66,602
Ralph Lauren Corp., Class A (a) 1,187 274,173
Rambus, Inc. *(a)(b) 2,699 142,669
Raymond James Financial, Inc. (a) 1,763 273,847
Regency Centers Corp., REIT (a) 1,859 137,436
Regions Financial Corp. (a)(b) 19,253 452,831
Reinsurance Group of America,
Inc. (a) 1,165 248,879
ResMed, Inc. (a)(b) 1,016 232,349
RingCentral, Inc., Class A *(a)(b) 2,560 89,626
Robert Half, Inc. (a)(b) 2,290 161,353
Robinhood Markets, Inc., Class A
*(a)(b) 15,492 577,232
ROBLOX Corp., Class A *(a)(b) 7,815 452,176
Roku, Inc., Class A *(a)(b) 3,669 272,753
Rollins, Inc. (a)(b) 4,502 208,668
Ross Stores, Inc. (a) 3,798 574,523
Royal Gold, Inc. (a) 3,792 499,975
Ryder System, Inc. (a)(b) 1,619 253,956
Sabra Health Care REIT, Inc.,
REIT (a) 23,099 400,075
Samsara, Inc., Class A *(a)(b) 4,770 208,401
SBA Communications Corp., REIT
(a)(b) 4,542 925,660
Schneider Electric SE (2)(a) 4,234 1,054,080
Science Applications International
Corp. (a) 2,516 281,238
Scotts Miracle-Gro Co. (The) (a)(b) 8,212 544,784
Seaboard Corp. (a)(b) 43 104,475
Seagate Technology Holdings plc
(a)(b) 1,220 105,298
Sealed Air Corp. (a) 5,316 179,840
Selective Insurance Group, Inc.
(a)(b) 1,604 150,006
INVESTMENTS SHARES VALUE ($)
United States - 64.5% (continued)
SentinelOne, Inc., Class A *(a)(b) 3,121 69,286
ServiceNow, Inc. *(a)(b) 872 924,425
Shell plc (2)(a) 11,717 365,231
Sherwin-Williams Co. (The) (a)(b) 3,747 1,273,718
Signify NV (2)(a)(c) 4,193 93,641
Skechers USA, Inc., Class A *(a) 6,038 405,995
SLM Corp. (a)(b) 5,709 157,454
Smartsheet, Inc., Class A *(a) 10,340 579,350
Snap, Inc., Class A *(a)(b) 46,594 501,817
Snowflake, Inc., Class A *(a)(b) 470 72,573
SoFi Technologies, Inc. *(a)(b) 5,906 90,952
Sonoco Products Co. (a)(b) 2,773 135,461
Spectrum Brands Holdings, Inc.
(a)(b) 1,275 107,725
Sprouts Farmers Market, Inc. *(a)
(b) 2,661 338,133
SS&C Technologies Holdings, Inc.
(a)(b) 17,917 1,357,750
Stifel Financial Corp. (a) 2,442 259,047
Stryker Corp. (a) 2,385 858,719
Synovus Financial Corp. (a)(b) 11,874 608,305
Tapestry, Inc. (a) 4,376 285,884
Targa Resources Corp. (a) 3,086 550,851
Taylor Morrison Home Corp., Class
A *(a)(b) 5,223 319,700
TD SYNNEX Corp. (a) 3,090 362,395
Tenet Healthcare Corp. *(a) 4,054 511,736
Teradata Corp. *(a)(b) 7,806 243,157
Texas Capital Bancshares, Inc.
*(a)(b) 4,549 355,732
Texas Pacific Land Corp. (a)(b) 285 315,199
Texas Roadhouse, Inc., Class A
(a)(b) 3,308 596,862
Textron, Inc. (a) 616 47,118
TJX Cos., Inc. (The) (a) 9,185 1,109,640
Toll Brothers, Inc. (a) 4,988 628,239
Trade Desk, Inc. (The), Class A
*(a)(b) 2,320 272,670
Trane Technologies plc (a) 1,725 637,129
TransUnion (a)(b) 8,463 784,605
Travel + Leisure Co. (a)(b) 5,890 297,151
Travelers Cos., Inc. (The) (a) 3,757 905,024
Trimble, Inc. *(a) 2,564 181,172
Twilio, Inc., Class A *(a)(b) 6,122 661,666
Uber Technologies, Inc. *(a)(b) 8,681 523,638
UDR, Inc., REIT (a) 4,577 198,688
UFP Industries, Inc. (a) 2,754 310,238
UGI Corp. (a)(b) 8,862 250,174
UiPath, Inc., Class A *(a)(b) 11,615 147,627
UMB Financial Corp. (a)(b) 1,779 200,778
Under Armour, Inc., Class A *(a)(b) 26,981 223,403
United Airlines Holdings, Inc. *(a)
(b) 4,914 477,149
United Rentals, Inc. (a) 247 173,997
United Therapeutics Corp. *(a) 1,303 459,751
Universal Display Corp. (a)(b) 805 117,691
Unum Group (a) 3,722 271,818
US Bancorp (a) 4,286 204,999
US Foods Holding Corp. *(a) 6,733 454,208
Veeva Systems, Inc., Class A *(a) 2,646 556,322

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 64.5% (continued)
Ventas, Inc., REIT (a) 13,701 806,852
VeriSign, Inc. *(a) 6,236 1,290,603
Verisk Analytics, Inc., Class A (a) 1,436 395,517
Vertiv Holdings Co., Class A (a)(b) 1,521 172,801
Vestis Corp. (a) 7,428 113,203
VF Corp. (a)(b) 10,564 226,703
Virtu Financial, Inc., Class A (a) 1,028 36,679
Visa, Inc., Class A (a) 3,072 970,875
Vistra Corp. (a)(b) 938 129,322
Vulcan Materials Co. (a)(b) 888 228,420
W R Berkley Corp. (a) 12,295 719,503
Walmart, Inc. (a) 17,714 1,600,460
Waste Connections, Inc. (a) 1,443 247,590
Waters Corp. *(a)(b) 575 213,314
Wayfair, Inc., Class A *(a)(b) 3,711 164,472
WEC Energy Group, Inc. (a) 8,030 755,141
Welltower, Inc., REIT (a) 5,747 724,294
Wendy's Co. (The) (a)(b) 13,052 212,748
WESCO International, Inc. (a)(b) 3,138 567,852
Western Alliance Bancorp (a)(b) 2,222 185,626
Westinghouse Air Brake
Technologies Corp. (a) 7,708 1,461,360
Willis Towers Watson plc (a) 758 237,436
Wingstop, Inc. (a)(b) 950 269,990
Wintrust Financial Corp. (a)(b) 692 86,299
Woodward, Inc. (a) 2,127 353,975
Workday, Inc., Class A *(a)(b) 2,220 572,827
WW Grainger, Inc. (a)(b) 271 285,648
Xcel Energy, Inc. (a) 21,187 1,430,546
Zebra Technologies Corp., Class
A *(a) 629 242,932
Zillow Group, Inc., Class C *(a)(b) 2,526 187,050
Zions Bancorp NA (a) 5,504 298,592
Zoetis, Inc., Class A (a) 3,662 596,650
Zoom Communications, Inc., Class
A *(a) 8,045 656,552
Zscaler, Inc. *(a)(b) 2,044 368,758
196,556,941
TOTAL COMMON STOCKS
(Cost $307,686,682) 326,209,640
SHORT-TERM INVESTMENTS - 74.9%
INVESTMENT COMPANIES - 25 .2%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 4.26%
(d)(e) 11,963,614 11,963,614
Limited Purpose Cash Investment
Fund, 4.47% (d) 65,034,929 65,021,922
TOTAL INVESTMENT COMPANIES
(Cost $76,971,423) 76,985,536
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 49 .7%
U.S. Treasury Bills
5.21%, 1/9/2025 (2)(f) $ 1,337,000 1,335,906
5.12%, 1/23/2025 (2)(f) 2,334,000 2,328,221
5.06%, 1/30/2025 (2)(f) 203,000 202,332
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 49.7% (continued)
4.81%, 2/6/2025 (2)(f) $ 2,692,000 2,680,948
4.89%, 2/20/2025 (2)(f) 3,283,000 3,264,337
4.80%, 2/27/2025 (2)(f) 5,425,000 5,389,382
4.76%, 3/6/2025 (2)(f) 8,805,000 8,740,518
4.64%, 3/13/2025 (2)(f) 2,788,000 2,765,341
4.51%, 3/20/2025 (2)(f) 9,084,000 9,002,852
4.35%, 3/27/2025 (2)(f) 24,371,000 24,132,746
4.31%, 4/3/2025 (2)(f) 24,495,000 24,233,417
4.40%, 4/10/2025 (2)(f) 525,000 519,058
4.41%, 4/24/2025 (2)(f)(g) 38,120,000 37,626,977
4.42%, 5/1/2025 (2)(f)(g) 20,200,000 19,922,371
4.35%, 5/8/2025 (2)(f) 2,654,000 2,615,511
4.41%, 5/22/2025 (2)(f)(g) 2,059,000 2,025,900
4.40%, 6/5/2025 (2)(f) 2,267,000 2,226,879
4.29%, 6/12/2025 (2)(f) 1,932,000 1,896,244
4.25%, 6/20/2025 (2)(f)(g) 774,000 759,022
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $151,589,403) 151,667,962
TOTAL SHORT-TERM INVESTMENTS
(Cost $228,560,826) 228,653,498
TOTAL LONG POSITIONS
(Cost $536,247,508) 554,863,138
SHARES
SHORT POSITIONS - (110.4)%
COMMON STOCKS - (109.9)%
Australia - ( 4 .0 ) %
ALS Ltd. (2) (20,110) (187,187)
Ampol Ltd. (2) (17,638) (307,739)
ANZ Group Holdings Ltd. (2) (17,106) (301,404)
APA Group (2) (147,670) (635,741)
Atlas Arteria Ltd. (2) (45,390) (133,163)
Aurizon Holdings Ltd. (2) (23,797) (47,786)
BHP Group Ltd. (2) (28,671) (699,422)
BlueScope Steel Ltd. (2) (3,608) (41,720)
Coles Group Ltd. (2) (16,904) (197,330)
Commonwealth Bank of Australia
(2) (12,759) (1,207,272)
Domino's Pizza Enterprises Ltd. (2) (1,883) (34,261)
Endeavour Group Ltd. (2) (151,584) (393,241)
Glencore plc (2) (70,943) (312,446)
IDP Education Ltd. (2) (32,790) (255,388)
IGO Ltd. (2) (19,422) (57,101)
Macquarie Group Ltd. (2) (4,614) (631,025)
Medibank Pvt Ltd. (2) (131,594) (308,443)
Mineral Resources Ltd. (2) (18,393) (388,183)
National Australia Bank Ltd. (2) (26,467) (606,421)
New Hope Corp. Ltd. (2) (40,526) (124,355)
NEXTDC Ltd. (2) (36,385) (338,487)
Ramsay Health Care Ltd. (2) (23,359) (498,462)
Reece Ltd. (2) (5,945) (82,127)
Rio Tinto plc (2) (7,081) (417,992)
Santos Ltd. (2) (31,540) (130,604)
SEEK Ltd. (2) (2,258) (31,423)
Sonic Healthcare Ltd. (2) (9,825) (163,870)
South32 Ltd. (2) (35,160) (73,751)
Suncorp Group Ltd. (2) (16,851) (197,979)
Telstra Group Ltd. (2) (101,950) (252,663)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Australia - (4.0)% (continued)
Transurban Group (2) (69,018) (570,434)
Treasury Wine Estates Ltd. (2) (30,898) (216,431)
Washington H Soul Pattinson &
Co. Ltd. (2) (11,320) (239,283)
Wesfarmers Ltd. (2) (1,674) (73,953)
Whitehaven Coal Ltd. (2) (9,029) (34,564)
Woodside Energy Group Ltd. (2) (86,890) (1,345,485)
Woolworths Group Ltd. (2) (41,620) (784,566)
(12,321,702)
Austria - ( 0 .1 ) %
Mondi plc (2) (15,032) (223,791)
Belgium - ( 0 .4 ) %
Anheuser-Busch InBev SA/NV (2) (3,494) (174,923)
Elia Group SA/NV (2) (3,085) (237,369)
KBC Group NV (2) (5,612) (433,298)
Umicore SA (2) (29,084) (300,203)
(1,145,793)
Brazil - ( 0 .1 ) %
Yara International ASA (2) (8,937) (236,579)
Burkina Faso - ( 0 .1 ) %
Endeavour Mining plc (2) (9,515) (169,961)
Canada - ( 3 .1 ) %
Alimentation Couche-Tard, Inc. (8,953) (496,527)
Bank of Montreal (3,659) (355,222)
BCE, Inc. (25,738) (596,605)
Brookfield Asset Management Ltd.,
Class A (11,618) (630,101)
CAE, Inc. (16,864) (428,214)
Canadian National Railway Co. (7,274) (738,660)
Canadian Pacific Kansas City Ltd. (7,649) (553,833)
Canadian Tire Corp. Ltd., Class A (2,599) (273,415)
Capstone Copper Corp. (16,359) (101,173)
CGI, Inc. (4,742) (518,851)
Emera, Inc. (6,180) (231,000)
Fortis, Inc. (2,282) (94,823)
Franco-Nevada Corp. (1,844) (216,695)
Hydro One Ltd. (c) (4,754) (146,412)
Imperial Oil Ltd. (6,508) (401,088)
Magna International, Inc. (1,252) (52,329)
MEG Energy Corp. (3,765) (61,814)
Northland Power, Inc. (11,974) (149,108)
Nutrien Ltd. (11,538) (516,278)
Open Text Corp. (6,289) (177,979)
Parkland Corp. (4,366) (98,743)
RB Global, Inc. (372) (33,576)
Restaurant Brands International,
Inc. (5,677) (370,015)
Rogers Communications, Inc.,
Class B (5,736) (176,336)
Stantec, Inc. (1,151) (90,306)
Suncor Energy, Inc. (3,155) (112,618)
TC Energy Corp. (7,179) (334,566)
Teck Resources Ltd., Class B (7,358) (298,323)
TMX Group Ltd. (3,493) (107,600)
Toronto-Dominion Bank (The) (13,131) (699,096)
INVESTMENTS SHARES VALUE ($)
Canada - (3.1)% (continued)
Tourmaline Oil Corp. (5,804) (268,588)
(9,329,894)
Chile - ( 0 .2 ) %
Antofagasta plc (2) (14,513) (287,495)
Lundin Mining Corp. (43,484) (374,203)
(661,698)
China - ( 0 .2 ) %
NXP Semiconductors NV (1,238) (257,318)
Wilmar International Ltd. (2) (114,300) (259,431)
(516,749)
Denmark - ( 0 .8 ) %
Coloplast A/S, Class B (2) (402) (44,044)
DSV A/S (2) (675) (143,752)
Genmab A/S (2) (1,340) (279,849)
GN Store Nord A/S (2) (6,274) (116,812)
Jyske Bank A/S (Registered) (2) (1,102) (78,271)
Novo Nordisk A/S, Class B (2) (6,774) (584,473)
Novonesis (Novozymes), Class
B (2) (1,922) (108,913)
Orsted A/S (2)(c) (14,400) (650,213)
Tryg A/S (2) (14,456) (304,940)
Vestas Wind Systems A/S (2) (3,597) (49,340)
Zealand Pharma A/S (2) (357) (35,513)
(2,396,120)
Finland - ( 0 .9 ) %
Kesko OYJ, Class B (2) (3,926) (74,073)
Metso OYJ (2) (47,702) (444,085)
Neste OYJ (2) (47,919) (606,426)
Nordea Bank Abp (2) (25,102) (273,882)
Orion OYJ, Class B (1,640) (72,674)
Sampo OYJ, Class A (2) (16,248) (663,648)
Stora Enso OYJ, Class R (2) (8,196) (82,485)
UPM-Kymmene OYJ (2) (5,668) (155,868)
Valmet OYJ (2) (11,100) (269,053)
(2,642,194)
France - ( 2 .4 ) %
Aeroports de Paris SA (2) (2,459) (284,718)
Airbus SE (2) (1,412) (226,105)
BioMerieux (2) (1,311) (140,317)
Bollore SE (2) (14,843) (91,270)
Bureau Veritas SA (2) (1,826) (55,474)
Canal+ SADIR (4,786) (12,163)
Capgemini SE (2) (5,534) (903,856)
Cie Generale des Etablissements
Michelin SCA (2) (4,649) (152,978)
Credit Agricole SA (2) (4,240) (58,340)
Dassault Systemes SE (2) (21,596) (747,307)
Edenred SE (2) (21,221) (697,662)
EssilorLuxottica SA (2) (1,650) (402,484)
Kering SA (2) (2,428) (599,705)
Legrand SA (2) (745) (72,467)
Louis Hachette Group (4,786) (7,486)
LVMH Moet Hennessy Louis
Vuitton SE (2) (256) (168,395)
Pernod Ricard SA (2) (10,250) (1,158,117)

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
France - (2.4)% (continued)
Remy Cointreau SA (2) (1,373) (83,154)
Sartorius Stedim Biotech (2) (1,742) (340,089)
SEB SA (2) (482) (43,558)
SOITEC (2) (1,709) (153,716)
Teleperformance SE (2) (3,988) (342,063)
Ubisoft Entertainment SA (2) (22,134) (301,913)
Vivendi SE (2) (4,786) (12,658)
Worldline SA (2)(c) (18,198) (159,954)
(7,215,949)
Germany - ( 2 .0 ) %
Aurubis AG (2) (416) (33,125)
Bayer AG (Registered) (2) (37,634) (751,738)
Bayerische Motoren Werke AG (2) (3,402) (278,249)
Bechtle AG (2) (11,975) (384,065)
Brenntag SE (2) (10,560) (635,064)
Carl Zeiss Meditec AG (2) (1,285) (60,159)
CTS Eventim AG & Co. KGaA (2) (2,492) (210,662)
Daimler Truck Holding AG (2) (7,950) (304,502)
Deutsche Post AG (2) (22,771) (803,871)
E.ON SE (2) (3,247) (37,821)
Infineon Technologies AG (2) (25,850) (843,789)
Merck KGaA (2) (3,262) (474,696)
Puma SE (2) (5,711) (262,596)
RWE AG (27,218) (812,826)
Siemens Healthineers AG (2)(c) (1,096) (57,876)
thyssenkrupp AG (2) (30,618) (124,234)
Wacker Chemie AG (2) (2,143) (155,885)
(6,231,158)
Hong Kong - ( 0 .1 ) %
Prudential plc (2) (57,327) (454,949)
Italy - ( 1 .0 ) %
Amplifon SpA (2) (5,647) (145,512)
Davide Campari-Milano NV (2) (81,301) (508,816)
DiaSorin SpA (2) (429) (44,249)
Eni SpA (2) (8,204) (112,217)
FinecoBank Banca Fineco SpA (2) (1,977) (34,504)
Generali (2) (1,749) (49,483)
Infrastrutture Wireless Italiane SpA
(2)(c) (18,730) (190,264)
Interpump Group SpA (2) (2,494) (110,608)
Mediobanca Banca di Credito
Finanziario SpA (2) (16,920) (247,099)
Moncler SpA (2) (7,542) (398,146)
Recordati Industria Chimica e
Farmaceutica SpA (2) (3,841) (201,362)
Reply SpA (2) (216) (34,336)
Snam SpA (2) (151,143) (669,980)
Terna - Rete Elettrica Nazionale (2) (29,230) (230,970)
(2,977,546)
Japan - ( 17 .1 ) %
Aeon Co. Ltd. (2) (52,600) (1,231,019)
AGC, Inc. (2) (6,800) (198,635)
Allegro MicroSystems, Inc. (17,744) (387,884)
Asahi Intecc Co. Ltd. (2) (5,400) (87,616)
Asahi Kasei Corp. (2) (21,300) (146,762)
Bridgestone Corp. (2) (27,200) (914,277)
Brother Industries Ltd. (2) (9,400) (159,011)
INVESTMENTS SHARES VALUE ($)
Japan - (17.1)% (continued)
Central Japan Railway Co. (2) (49,400) (927,019)
Chiba Bank Ltd. (The) (2) (23,500) (181,134)
Chubu Electric Power Co., Inc. (2) (10,600) (111,205)
Concordia Financial Group Ltd. (2) (24,900) (136,937)
Dai-ichi Life Holdings, Inc. (2) (15,300) (407,689)
Daiichi Sankyo Co. Ltd. (2) (22,400) (612,937)
Daikin Industries Ltd. (2) (4,700) (548,400)
Daiwa Securities Group, Inc. (2) (62,700) (413,741)
Denso Corp. (2) (70,400) (970,605)
Dentsu Group, Inc. (2) (10,000) (240,306)
East Japan Railway Co. (2) (25,400) (449,857)
Eisai Co. Ltd. (2) (14,500) (394,829)
ENEOS Holdings, Inc. (2) (321,000) (1,684,015)
FANUC Corp. (2) (15,100) (394,457)
Fuji Electric Co. Ltd. (2) (1,000) (53,462)
FUJIFILM Holdings Corp. (2) (3,000) (62,069)
Fukuoka Financial Group, Inc. (2) (1,600) (39,832)
Hakuhodo DY Holdings, Inc. (2) (22,800) (172,658)
Hamamatsu Photonics KK (2) (110,700) (1,231,305)
Hitachi Construction Machinery
Co. Ltd. (2) (18,600) (412,235)
Ibiden Co. Ltd. (2) (16,700) (496,880)
Isetan Mitsukoshi Holdings Ltd. (2) (15,000) (257,544)
Isuzu Motors Ltd. (2) (6,700) (91,143)
Japan Airport Terminal Co. Ltd. (2) (6,800) (214,396)
Japan Post Bank Co. Ltd. (2) (3,600) (34,026)
Japan Post Holdings Co. Ltd. (2) (4,900) (46,147)
Japan Post Insurance Co. Ltd. (2) (1,900) (34,899)
Kajima Corp. (2) (2,000) (36,230)
Kansai Electric Power Co., Inc.
(The) (2) (23,700) (262,688)
Kansai Paint Co. Ltd. (2) (29,700) (424,530)
Kawasaki Kisen Kaisha Ltd. (2) (12,300) (174,990)
Keisei Electric Railway Co. Ltd. (2) (170,700) (1,532,771)
Kikkoman Corp. (2) (33,400) (370,879)
Kintetsu Group Holdings Co. Ltd.
(2) (22,500) (471,891)
Kobayashi Pharmaceutical Co.
Ltd. (2) (12,200) (481,662)
Kobe Bussan Co. Ltd. (2) (5,000) (109,300)
Koito Manufacturing Co. Ltd. (2) (26,200) (331,631)
Kose Corp. (2) (6,100) (277,506)
Kubota Corp. (2) (104,200) (1,207,132)
Kyocera Corp. (2) (3,900) (38,656)
Kyoto Financial Group, Inc. (2) (6,100) (89,219)
Kyowa Kirin Co. Ltd. (2) (37,200) (559,413)
Lasertec Corp. (2) (6,300) (590,594)
LY Corp. (2) (98,200) (259,650)
M3, Inc. (2) (81,000) (701,853)
Marui Group Co. Ltd. (2) (11,000) (175,471)
MatsukiyoCocokara & Co. (2) (39,200) (570,709)
MEIJI Holdings Co. Ltd. (13,800) (280,745)
MINEBEA MITSUMI, Inc. (2) (45,000) (720,815)
Mitsubishi Corp. (2) (39,500) (646,288)
Mitsubishi Electric Corp. (2) (5,800) (97,937)
Mitsubishi HC Capital, Inc. (2) (100,600) (662,978)
Mitsubishi Heavy Industries Ltd. (2) (4,500) (62,748)
Mitsui & Co. Ltd. (2) (23,100) (479,074)
MonotaRO Co. Ltd. (2) (2,000) (33,988)
Murata Manufacturing Co. Ltd. (2) (16,100) (255,424)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (17.1)% (continued)
Nexon Co. Ltd. (2) (9,700) (144,291)
NIDEC Corp. (2) (30,600) (549,627)
Nippon Paint Holdings Co. Ltd. (2) (86,400) (557,836)
Nippon Sanso Holdings Corp. (2) (13,900) (385,697)
Nippon Steel Corp. (2) (26,400) (530,525)
Nissan Motor Co. Ltd. (2) (323,700) (981,730)
Nissin Foods Holdings Co. Ltd. (2) (24,300) (587,051)
Nitori Holdings Co. Ltd. (2) (4,600) (545,065)
Nomura Research Institute Ltd. (2) (6,600) (193,786)
NTT Data Group Corp. (2) (19,000) (361,283)
Obic Co. Ltd. (2) (1,300) (38,686)
Odakyu Electric Railway Co. Ltd.
(2) (4,000) (36,830)
Olympus Corp. (2) (13,800) (206,037)
Omron Corp. (2) (5,500) (185,191)
Ono Pharmaceutical Co. Ltd. (2) (69,700) (725,681)
Open House Group Co. Ltd. (2) (11,100) (374,859)
Oriental Land Co. Ltd. (2) (83,900) (1,808,561)
Renesas Electronics Corp. (2) (32,200) (407,492)
Ricoh Co. Ltd. (2) (25,000) (283,917)
Rohm Co. Ltd. (2) (111,300) (1,034,157)
Rohto Pharmaceutical Co. Ltd. (2) (3,500) (63,764)
Sanrio Co. Ltd. (2) (8,800) (306,756)
SCREEN Holdings Co. Ltd. (2) (8,900) (525,432)
Sekisui House Ltd. (2) (26,100) (622,332)
Seven & i Holdings Co. Ltd. (2) (13,100) (205,377)
SG Holdings Co. Ltd. (2) (10,800) (103,238)
Shimadzu Corp. (2) (25,800) (722,099)
Shinko Electric Industries Co. Ltd.
(2) (1,500) (54,225)
Shionogi & Co. Ltd. (2) (4,600) (64,516)
Shiseido Co. Ltd. (2) (28,700) (507,507)
SMC Corp. (2) (5,800) (2,252,265)
SoftBank Corp. (2) (865,200) (1,092,175)
Subaru Corp. (2) (25,300) (449,538)
SUMCO Corp. (2) (187,300) (1,379,367)
Sumitomo Forestry Co. Ltd. (2) (8,400) (279,641)
Sumitomo Heavy Industries Ltd. (2) (5,900) (120,433)
Sumitomo Metal Mining Co. Ltd.
(2) (16,800) (383,023)
Suntory Beverage & Food Ltd. (2) (2,900) (92,139)
Suzuki Motor Corp. (2) (59,400) (665,538)
Taiyo Yuden Co. Ltd. (2) (43,400) (610,346)
Terumo Corp. (2) (29,800) (575,311)
TIS, Inc. (2) (7,500) (177,151)
Tokyo Electric Power Co. Holdings,
Inc. (2) (87,300) (260,950)
TOTO Ltd. (2) (4,800) (114,991)
Toyota Industries Corp. (2) (13,500) (1,085,744)
Toyota Motor Corp. (2) (79,100) (1,544,446)
Unicharm Corp. (2) (54,300) (447,650)
Welcia Holdings Co. Ltd. (2) (11,900) (155,022)
West Japan Railway Co. (2) (26,400) (467,594)
Yamaha Corp. (2) (39,900) (283,813)
Yamato Holdings Co. Ltd. (2) (13,600) (152,885)
Yaskawa Electric Corp. (2) (43,800) (1,117,785)
(52,473,058)
INVESTMENTS SHARES VALUE ($)
Jordan - ( 0 .1 ) %
Hikma Pharmaceuticals plc (2) (8,473) (211,247)
Luxembourg - ( 0 .1 ) %
Eurofins Scientific SE (2) (6,281) (320,346)
Netherlands - ( 1 .5 ) %
ABN AMRO Bank NV, CVA (2)(c) (4,648) (71,726)
Adyen NV (2)(c) (195) (289,785)
Akzo Nobel NV (2) (3,853) (231,269)
ASML Holding NV (2) (826) (578,559)
ASR Nederland NV (2) (13,588) (646,272)
BE Semiconductor Industries NV
(2) (1,364) (186,961)
Havas NV (4,786) (8,043)
Heineken NV (2) (6,435) (458,617)
IMCD NV (2) (1,462) (217,269)
Koninklijke Ahold Delhaize NV (3,479) (113,481)
Randstad NV (2) (13,879) (584,341)
SBM Offshore NV (2) (2,323) (40,908)
Universal Music Group NV (2) (46,500) (1,189,430)
(4,616,661)
Norway - ( 0 .6 ) %
DNB Bank ASA (2) (19,999) (399,269)
Equinor ASA (2) (35,039) (831,093)
Gjensidige Forsikring ASA (11,648) (205,672)
Salmar ASA (2) (3,364) (159,887)
TOMRA Systems ASA (2) (8,636) (111,759)
(1,707,680)
Portugal - ( 0 .1 ) %
Banco Comercial Portugues SA,
Class R (2) (211,509) (101,514)
EDP SA (2) (54,121) (173,134)
Galp Energia SGPS SA (2) (4,522) (74,951)
Jeronimo Martins SGPS SA (2,094) (40,019)
(389,618)
Singapore - ( 0 .6 ) %
CapitaLand Investment Ltd. (2) (166,700) (319,574)
Genting Singapore Ltd. (2) (200,400) (112,425)
Keppel Ltd. (2) (179,000) (896,819)
Singapore Airlines Ltd. (2) (38,100) (179,621)
STMicroelectronics NV (2) (17,927) (449,015)
(1,957,454)
South Africa - ( 0 .3 ) %
Anglo American plc (2) (25,885) (765,346)
Spain - ( 0 .5 ) %
Acciona SA (2) (2,400) (270,075)
Amadeus IT Group SA (2) (2,885) (203,636)
Banco Bilbao Vizcaya Argentaria
SA (2) (15,659) (153,215)
Bankinter SA (2) (25,034) (198,130)
Enagas SA (2) (7,207) (87,970)
Fluidra SA (2) (1,823) (44,384)
Redeia Corp. SA (2) (13,597) (232,186)
Repsol SA (2) (15,867) (193,069)
Telefonica SA (2) (34,528) (140,905)
(1,523,570)

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - ( 2 .0 ) %
Assa Abloy AB, Class B (2) (10,008) (295,599)
Axfood AB (8,788) (185,866)
Beijer Ref AB, Class B (2) (20,109) (296,770)
Boliden AB (2) (2,920) (82,154)
Embracer Group AB, Class B (2) (23,272) (63,487)
Epiroc AB, Class A (2) (26,392) (459,950)
EQT AB (2) (7,653) (211,558)
Getinge AB, Class B (2) (16,916) (277,484)
Holmen AB, Class B (2) (5,216) (191,326)
Husqvarna AB, Class B (2) (31,866) (166,286)
Indutrade AB (2) (1,373) (34,403)
Lifco AB, Class B (2) (12,311) (356,826)
Nibe Industrier AB, Class B (2) (28,364) (110,846)
Sandvik AB (2) (5,115) (91,719)
Securitas AB, Class B (2) (28,088) (347,279)
Skandinaviska Enskilda Banken
AB, Class A (2) (31,164) (427,074)
Skanska AB, Class B (2) (13,789) (289,946)
SKF AB, Class B (2) (29,751) (558,412)
SSAB AB, Class B (2) (77,185) (306,312)
Svenska Cellulosa AB SCA, Class
B (2) (15,726) (199,462)
Svenska Handelsbanken AB,
Class A (2) (49,615) (512,277)
Swedbank AB, Class A (2) (18,990) (374,976)
Tele2 AB, Class B (5,386) (53,184)
Trelleborg AB, Class B (2) (989) (33,844)
Volvo Car AB, Class B (2) (23,576) (50,982)
(5,978,022)
Switzerland - ( 3 .7 ) %
Adecco Group AG (Registered) (2) (9,632) (237,937)
Avolta AG (2) (10,766) (432,189)
Bachem Holding AG, Class B (2) (4,198) (268,471)
Baloise Holding AG (Registered)
(2) (2,469) (447,392)
Banque Cantonale Vaudoise
(Registered) (2) (1,763) (162,329)
Barry Callebaut AG (Registered)
(2) (676) (900,069)
BKW AG (2) (370) (61,302)
Chocoladefabriken Lindt &
Spruengli AG (2) (69) (765,406)
Cie Financiere Richemont SA
(Registered) (2) (2,838) (429,316)
Clariant AG (Registered) (2) (55,745) (622,183)
EMS-Chemie Holding AG
(Registered) (2) (235) (158,571)
Galenica AG (2)(c) (2,160) (177,002)
Georg Fischer AG (Registered) (2) (7,521) (569,380)
Helvetia Holding AG (Registered)
(2) (289) (47,666)
Kuehne + Nagel International AG
(Registered) (2) (657) (150,744)
Partners Group Holding AG (2) (717) (973,896)
Schindler Holding AG (2) (122) (33,707)
SGS SA (Registered) (2) (2,059) (206,554)
SIG Group AG (2) (40,690) (804,560)
Straumann Holding AG
(Registered) (2) (3,049) (384,057)
INVESTMENTS SHARES VALUE ($)
Switzerland - (3.7)% (continued)
Swatch Group AG (The) (2) (3,498) (635,800)
Swiss Life Holding AG (Registered)
(2) (1,062) (819,936)
Swisscom AG (Registered) (2) (2,196) (1,222,190)
Tecan Group AG (Registered) (2) (1,339) (298,415)
Temenos AG (Registered) (2) (5,498) (388,490)
(11,197,562)
United Kingdom - ( 2 .1 ) %
abrdn plc (2) (89,696) (158,064)
Admiral Group plc (2) (1,790) (59,135)
Ashtead Group plc (2) (3,281) (202,989)
AstraZeneca plc (2) (3,405) (443,943)
B&M European Value Retail SA (2) (8,559) (39,243)
Bellway plc (3,826) (119,361)
Berkeley Group Holdings plc (2) (1,979) (96,311)
BT Group plc (2) (129,088) (232,679)
Burberry Group plc (2) (29,304) (358,361)
Diageo plc (2) (17,696) (562,341)
HSBC Holdings plc (2) (3,640) (35,756)
Informa plc (2) (4,756) (47,434)
Investec plc (2) (6,947) (47,224)
J Sainsbury plc (2) (31,921) (109,078)
JD Sports Fashion plc (2) (194,133) (232,037)
Johnson Matthey plc (2) (2,496) (41,875)
Kingfisher plc (2) (40,669) (126,414)
Legal & General Group plc (2) (93,509) (268,495)
Melrose Industries plc (2) (42,966) (296,912)
Ocado Group plc (2) (12,108) (45,698)
Pennon Group plc (9,413) (69,939)
Persimmon plc (2) (6,235) (93,135)
Reckitt Benckiser Group plc (2) (1,943) (117,611)
Rentokil Initial plc (2) (73,379) (366,270)
RS GROUP plc (2) (14,845) (126,482)
Schroders plc (2) (47,665) (192,668)
Severn Trent plc (2) (10,216) (320,297)
Smith & Nephew plc (2) (18,921) (234,477)
Spectris plc (2) (1,590) (49,680)
Spirax Group plc (2) (1,436) (122,837)
SSE plc (2) (6,019) (120,648)
Taylor Wimpey plc (2) (28,560) (43,468)
Travis Perkins plc (10,044) (91,665)
Unilever plc (2) (2,213) (125,744)
United Utilities Group plc (2) (10,617) (139,664)
Vodafone Group plc (2) (116,516) (99,397)
Whitbread plc (2) (2,430) (89,448)
WPP plc (2) (59,538) (613,708)
(6,540,488)
United States - ( 65 .8 ) %
10X Genomics, Inc., Class A (5,207) (74,773)
A O Smith Corp. (5,550) (378,566)
AAON, Inc. (1,763) (207,470)
AbbVie, Inc. (6,356) (1,129,461)
Acadia Healthcare Co., Inc. (7,205) (285,678)
ADT, Inc. (20,517) (141,772)
Advance Auto Parts, Inc. (15,663) (740,703)
Advanced Drainage Systems, Inc. (3,560) (411,536)
Advanced Micro Devices, Inc. (3,665) (442,695)
Aflac, Inc. (2,636) (272,668)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (65.8)% (continued)
AGCO Corp. (21,347) (1,995,518)
Agree Realty Corp., REIT (10,767) (758,535)
Air Products and Chemicals, Inc. (2,643) (766,576)
Akamai Technologies, Inc. (2,834) (271,072)
Albemarle Corp. (8,450) (727,376)
Alcon AG (2) (561) (47,566)
Allegion plc (1,296) (169,361)
ALLETE, Inc. (674) (43,675)
Alliant Energy Corp. (38,736) (2,290,848)
Amcor plc (49,724) (467,903)
Amentum Holdings, Inc. (6,156) (129,461)
American Financial Group, Inc. (3,447) (471,998)
American Homes 4 Rent, Class
A, REIT (6,630) (248,095)
Amgen, Inc. (4,729) (1,232,567)
Analog Devices, Inc. (4,921) (1,045,516)
Aon plc, Class A (797) (286,251)
APA Corp. (5,924) (136,785)
API Group Corp. (2,441) (87,803)
Applied Materials, Inc. (2,156) (350,630)
Arch Capital Group Ltd. (10,770) (994,610)
Archer-Daniels-Midland Co. (32,749) (1,654,479)
Arrowhead Pharmaceuticals, Inc. (13,125) (246,750)
Arthur J Gallagher & Co. (5,540) (1,572,529)
ASGN, Inc. (5,250) (437,535)
ATI, Inc. (1,696) (93,348)
Autodesk, Inc. (1,273) (376,261)
AvalonBay Communities, Inc.,
REIT (3,289) (723,481)
Avantor, Inc. (23,272) (490,341)
Avery Dennison Corp. (1,150) (215,200)
Avnet, Inc. (4,097) (214,355)
AZEK Co., Inc. (The), Class A (3,126) (148,391)
Azenta, Inc. (13,014) (650,700)
Ball Corp. (5,135) (283,093)
Baxter International, Inc. (40,331) (1,176,052)
Belden, Inc. (2,222) (250,219)
Bentley Systems, Inc., Class B (11,965) (558,766)
Biogen, Inc. (3,166) (484,145)
Bio-Rad Laboratories, Inc., Class A (837) (274,963)
Bio-Techne Corp. (6,653) (479,216)
Blackbaud, Inc. (2,994) (221,316)
Blue Owl Capital, Inc., Class A (21,149) (491,926)
Boeing Co. (The) (208) (36,816)
BorgWarner, Inc. (13,514) (429,610)
BP plc (2) (45,731) (226,047)
Brink's Co. (The) (1,274) (118,189)
Brown & Brown, Inc. (6,707) (684,248)
Brown-Forman Corp., Class B (25,853) (981,897)
BRP, Inc. (3,438) (175,099)
Bunge Global SA (7,554) (587,399)
BWX Technologies, Inc. (3,264) (363,577)
Cadence Bank (14,035) (483,506)
Cadence Design Systems, Inc. (756) (227,148)
Caesars Entertainment, Inc. (1,987) (66,406)
Camden Property Trust, REIT (4,729) (548,753)
Capri Holdings Ltd. (5,173) (108,943)
Carlisle Cos., Inc. (1,023) (377,323)
Carrier Global Corp. (15,842) (1,081,375)
Caterpillar, Inc. (2,395) (868,810)
INVESTMENTS SHARES VALUE ($)
United States - (65.8)% (continued)
CDW Corp. (4,811) (837,306)
Celanese Corp., Class A (16,535) (1,144,387)
Celsius Holdings, Inc. (4,144) (109,153)
Cencora, Inc. (607) (136,381)
CenterPoint Energy, Inc. (15,796) (501,207)
Certara, Inc. (14,413) (153,498)
CF Industries Holdings, Inc. (1,173) (100,080)
CH Robinson Worldwide, Inc. (2,524) (260,780)
Charles River Laboratories
International, Inc. (5,167) (953,828)
Chart Industries, Inc. (821) (156,680)
Chemed Corp. (158) (83,708)
Chemours Co. (The) (9,763) (164,995)
Chord Energy Corp. (4,986) (582,963)
Church & Dwight Co., Inc. (2,434) (254,864)
Churchill Downs, Inc. (3,992) (533,092)
Cirrus Logic, Inc. (1,377) (137,122)
Civitas Resources, Inc. (10,946) (502,093)
Clarivate plc (123,212) (625,917)
Clearway Energy, Inc., Class C (7,095) (184,470)
Cleveland-Cliffs, Inc. (31,131) (292,631)
CNH Industrial NV (15,462) (175,184)
Cognizant Technology Solutions
Corp., Class A (4,864) (374,042)
Columbia Sportswear Co. (715) (60,010)
Conagra Brands, Inc. (24,852) (689,643)
Concentrix Corp. (10,262) (444,037)
Consolidated Edison, Inc. (4,400) (392,612)
Constellation Energy Corp. (1,553) (347,422)
Core & Main, Inc., Class A (6,221) (316,711)
Corteva, Inc. (15,665) (892,278)
CoStar Group, Inc. (10,473) (749,762)
Coty, Inc., Class A (29,529) (205,522)
Crane NXT Co. (8,600) (500,692)
Credit Acceptance Corp. (315) (147,880)
Crocs, Inc. (5,690) (623,226)
Crowdstrike Holdings, Inc., Class A (1,915) (655,236)
Crown Castle, Inc., REIT (3,786) (343,617)
CSL Ltd. (2) (4,776) (833,177)
CSX Corp. (11,289) (364,296)
CVS Health Corp. (9,225) (414,110)
Danaher Corp. (1,183) (271,558)
Darden Restaurants, Inc. (6,176) (1,152,997)
Darling Ingredients, Inc. (6,947) (234,044)
DaVita, Inc. (391) (58,474)
Dayforce, Inc. (6,945) (504,485)
Deere & Co. (5,152) (2,182,903)
Digital Realty Trust, Inc., REIT (2,238) (396,865)
Dollar General Corp. (5,841) (442,865)
Dollar Tree, Inc. (3,616) (270,983)
Dow, Inc. (21,631) (868,052)
DR Horton, Inc. (4,200) (587,244)
DT Midstream, Inc. (384) (38,181)
Duke Energy Corp. (6,803) (732,955)
Dun & Bradstreet Holdings, Inc. (9,581) (119,379)
Dynatrace, Inc. (7,740) (420,669)
EastGroup Properties, Inc., REIT (1,776) (285,030)
Eastman Chemical Co. (8,072) (737,135)
Elanco Animal Health, Inc. (24,733) (299,517)
elf Beauty, Inc. (739) (92,781)

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (65.8)% (continued)
Enphase Energy, Inc. (2,436) (167,304)
Entegris, Inc. (4,309) (426,850)
Envista Holdings Corp. (32,135) (619,884)
EOG Resources, Inc. (5,080) (622,706)
EQT Corp. (1,990) (91,759)
Equifax, Inc. (1,915) (488,038)
Equity Residential, REIT (16,174) (1,160,646)
Erie Indemnity Co., Class A (1,593) (656,682)
Esab Corp. (6,217) (745,667)
Essex Property Trust, Inc., REIT (798) (227,781)
Estee Lauder Cos., Inc. (The),
Class A (2,804) (210,244)
Everest Group Ltd. (2,053) (744,130)
Expand Energy Corp. (2,184) (217,417)
Exponent, Inc. (1,049) (93,466)
Extra Space Storage, Inc., REIT (3,191) (477,374)
Exxon Mobil Corp. (2,085) (224,283)
F5, Inc. (409) (102,851)
FactSet Research Systems, Inc. (1,686) (809,752)
FedEx Corp. (1,709) (480,793)
Ferguson Enterprises, Inc. (795) (137,988)
Ferrovial SE (2) (23) (965)
First American Financial Corp. (1,290) (80,548)
First Hawaiian, Inc. (24,818) (644,027)
First Industrial Realty Trust, Inc.,
REIT (5,966) (299,076)
First Solar, Inc. (972) (171,305)
Five9, Inc. (7,128) (289,682)
Flagstar Financial, Inc. (42,962) (400,835)
Floor & Decor Holdings, Inc., Class
A (5,655) (563,804)
FMC Corp. (9,918) (482,114)
Ford Motor Co. (13,970) (138,303)
Fortive Corp. (5,412) (405,900)
Fortrea Holdings, Inc. (7,931) (147,913)
Fortune Brands Innovations, Inc. (10,900) (744,797)
Franklin Resources, Inc. (23,418) (475,151)
FTI Consulting, Inc. (1,212) (231,650)
Gaming and Leisure Properties,
Inc., REIT (10,153) (488,968)
Gap, Inc. (The) (5,626) (132,942)
GATX Corp. (241) (37,345)
GE HealthCare Technologies, Inc. (7,703) (602,221)
Gen Digital, Inc. (2,769) (75,815)
Generac Holdings, Inc. (1,583) (245,444)
General Dynamics Corp. (1,099) (289,576)
General Mills, Inc. (1,581) (100,820)
Gentex Corp. (31,419) (902,668)
GFL Environmental, Inc. (1,005) (44,802)
Gilead Sciences, Inc. (7,020) (648,437)
Glacier Bancorp, Inc. (1,982) (99,536)
Global Payments, Inc. (452) (50,651)
GLOBALFOUNDRIES, Inc. (12,133) (520,627)
Globant SA (1,050) (225,141)
Graco, Inc. (4,381) (369,274)
Graphic Packaging Holding Co. (32,086) (871,456)
Grocery Outlet Holding Corp. (17,299) (270,037)
GXO Logistics, Inc. (3,066) (133,371)
Haleon plc (2) (28,370) (133,769)
Hamilton Lane, Inc., Class A (3,354) (496,560)
INVESTMENTS SHARES VALUE ($)
United States - (65.8)% (continued)
Harley-Davidson, Inc. (1,522) (45,858)
HEICO Corp. (3,052) (725,582)
Henry Schein, Inc. (2,432) (168,294)
Hershey Co. (The) (12,506) (2,117,891)
Hewlett Packard Enterprise Co. (19,652) (419,570)
Hilton Grand Vacations, Inc. (2,995) (116,655)
Hologic, Inc. (4,445) (320,440)
Home BancShares, Inc. (3,703) (104,795)
Home Depot, Inc. (The) (300) (116,697)
Honeywell International, Inc. (10,733) (2,424,478)
Hormel Foods Corp. (15,347) (481,435)
Host Hotels & Resorts, Inc., REIT (13,794) (241,671)
HP, Inc. (27,117) (884,828)
Hubbell, Inc., Class B (1,460) (611,579)
Humana, Inc. (868) (220,220)
Huntington Ingalls Industries, Inc. (1,029) (194,450)
Hyatt Hotels Corp., Class A (7,079) (1,111,261)
IDEX Corp. (1,487) (311,214)
Independence Realty Trust, Inc.,
REIT (16,250) (322,400)
Ingersoll Rand, Inc. (3,893) (352,161)
Insperity, Inc. (6,083) (471,493)
Intercontinental Exchange, Inc. (6,158) (917,604)
International Business Machines
Corp. (153) (33,634)
International Flavors & Fragrances,
Inc. (2,449) (207,063)
Interpublic Group of Cos., Inc.
(The) (11,004) (308,332)
Intuit, Inc. (584) (367,044)
Invitation Homes, Inc., REIT (12,296) (393,103)
Ionis Pharmaceuticals, Inc. (20,949) (732,377)
J M Smucker Co. (The) (4,063) (447,418)
Jack Henry & Associates, Inc. (1,641) (287,667)
KB Home (4,621) (303,692)
Kenvue, Inc. (30,191) (644,578)
Keurig Dr Pepper, Inc. (8,237) (264,572)
Keysight Technologies, Inc. (1,332) (213,959)
Kimberly-Clark Corp. (5,194) (680,622)
Kinsale Capital Group, Inc. (348) (161,865)
Kite Realty Group Trust, REIT (2,733) (68,981)
Knife River Corp. (6,373) (647,752)
Knight-Swift Transportation
Holdings, Inc., Class A (17,006) (901,998)
Kohl's Corp. (17,798) (249,884)
Kraft Heinz Co. (The) (16,205) (497,656)
L3Harris Technologies, Inc. (3,534) (743,130)
Labcorp Holdings, Inc. (1,582) (362,784)
Lam Research Corp. (5,697) (411,494)
Lamb Weston Holdings, Inc. (6,063) (405,190)
Landstar System, Inc. (952) (163,611)
Lantheus Holdings, Inc. (2,414) (215,956)
Las Vegas Sands Corp. (8,966) (460,494)
Lear Corp. (5,600) (530,320)
Leggett & Platt, Inc. (17,471) (167,722)
Liberty Media Corp.-Liberty Live,
Class C (2,434) (165,658)
Linde plc (1,797) (752,350)
Littelfuse, Inc. (252) (59,384)
LKQ Corp. (8,302) (305,099)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (65.8)% (continued)
Lockheed Martin Corp. (1,298) (630,750)
Lowe's Cos., Inc. (2,685) (662,658)
LPL Financial Holdings, Inc. (222) (72,485)
LyondellBasell Industries NV, Class
A (10,047) (746,191)
MarketAxess Holdings, Inc. (603) (136,302)
Marriott International, Inc., Class A (1,602) (446,862)
Martin Marietta Materials, Inc. (1,127) (582,096)
Masimo Corp. (3,604) (595,741)
Match Group, Inc. (3,880) (126,915)
Maximus, Inc. (3,254) (242,911)
McDonald's Corp. (1,525) (442,082)
Microchip Technology, Inc. (7,713) (442,341)
Micron Technology, Inc. (2,931) (246,673)
Middleby Corp. (The) (4,128) (559,138)
MKS Instruments, Inc. (545) (56,893)
Moderna, Inc. (18,614) (773,970)
Mohawk Industries, Inc. (2,303) (274,356)
Molina Healthcare, Inc. (882) (256,706)
Mondelez International, Inc., Class
A (5,477) (327,141)
Monolithic Power Systems, Inc. (560) (331,352)
Monster Beverage Corp. (1,772) (93,136)
Moody's Corp. (496) (234,792)
Morgan Stanley (12,128) (1,524,732)
Mosaic Co. (The) (12,404) (304,890)
MP Materials Corp. (7,547) (117,733)
MSA Safety, Inc. (1,888) (312,974)
MSC Industrial Direct Co., Inc.,
Class A (1,983) (148,110)
Murphy Oil Corp. (2,222) (67,238)
Murphy USA, Inc. (111) (55,694)
National Storage Affiliates Trust,
REIT (5,508) (208,808)
Neogen Corp. (45,210) (548,849)
Nestle SA (Registered) (2) (28,121) (2,307,138)
Newmont Corp. (13,374) (497,780)
Nexstar Media Group, Inc., Class A (1,983) (313,255)
NextEra Energy, Inc. (9,966) (714,463)
NEXTracker, Inc., Class A (7,304) (266,815)
NNN REIT, Inc., REIT (2,568) (104,903)
Nordson Corp. (3,203) (670,196)
Nordstrom, Inc. (5,508) (133,018)
NOV, Inc. (15,857) (231,512)
Novanta, Inc. (5,219) (797,307)
NRG Energy, Inc. (2,731) (246,391)
Nucor Corp. (1,757) (205,059)
Occidental Petroleum Corp. (10,236) (505,761)
Okta, Inc., Class A (2,119) (166,977)
Old National Bancorp (68,948) (1,496,516)
ON Semiconductor Corp. (8,668) (546,517)
ONEOK, Inc. (11,997) (1,204,499)
Onto Innovation, Inc. (273) (45,501)
Option Care Health, Inc. (4,734) (109,829)
Organon & Co. (9,494) (141,650)
Ormat Technologies, Inc. (8,319) (563,363)
PACCAR, Inc. (6,988) (726,892)
Palo Alto Networks, Inc. (548) (99,714)
Paramount Global, Class B (44,908) (469,738)
Paychex, Inc. (9,060) (1,270,393)
INVESTMENTS SHARES VALUE ($)
United States - (65.8)% (continued)
Permian Resources Corp., Class A (58,732) (844,566)
Perrigo Co. plc (29,006) (745,744)
Phillips 66 (3,491) (397,730)
Pinnacle Financial Partners, Inc. (3,087) (353,122)
Pinnacle West Capital Corp. (5,781) (490,055)
Plug Power, Inc. (7,502) (15,979)
Polaris, Inc. (4,618) (266,089)
Pool Corp. (2,291) (781,094)
Portland General Electric Co. (6,048) (263,814)
Post Holdings, Inc. (1,551) (177,527)
Power Integrations, Inc. (3,214) (198,304)
Premier, Inc., Class A (17,050) (361,460)
Procore Technologies, Inc. (3,525) (264,128)
Procter & Gamble Co. (The) (1,267) (212,413)
Prologis, Inc., REIT (1,728) (182,650)
Prudential Financial, Inc. (16,906) (2,003,868)
PTC, Inc. (5,207) (957,411)
Public Storage, REIT (1,993) (596,784)
Pure Storage, Inc., Class A (554) (34,032)
Qorvo, Inc. (2,826) (197,622)
QUALCOMM, Inc. (3,170) (486,975)
Quanta Services, Inc. (4,628) (1,462,679)
QuantumScape Corp. (37,298) (193,577)
Quest Diagnostics, Inc. (310) (46,767)
Range Resources Corp. (2,723) (97,974)
Rayonier, Inc., REIT (9,548) (249,203)
Realty Income Corp., REIT (40,217) (2,147,991)
Regeneron Pharmaceuticals, Inc. (1,017) (724,440)
RenaissanceRe Holdings Ltd. (2,110) (524,989)
Repligen Corp. (3,427) (493,282)
Republic Services, Inc., Class A (8,696) (1,749,461)
Revvity, Inc. (6,380) (712,072)
Rexford Industrial Realty, Inc.,
REIT (16,259) (628,573)
Reynolds Consumer Products, Inc. (5,653) (152,574)
RH (80) (31,487)
Roche Holding AG (2) (1,639) (458,275)
Rocket Cos., Inc., Class A (51,465) (579,496)
Rockwell Automation, Inc. (4,725) (1,350,358)
Roivant Sciences Ltd. (13,538) (160,155)
Roper Technologies, Inc. (1,287) (669,047)
Royal Caribbean Cruises Ltd. (696) (160,560)
RTX Corp. (6,814) (788,516)
Ryan Specialty Holdings, Inc.,
Class A (8,222) (527,524)
S&P Global, Inc. (2,917) (1,452,754)
Salesforce, Inc. (3,473) (1,161,128)
Schlumberger NV (6,982) (267,690)
Schneider National, Inc., Class B (18,618) (545,135)
Sempra (29,946) (2,626,864)
Sensata Technologies Holding plc (19,347) (530,108)
SharkNinja, Inc. (3,222) (313,694)
Shift4 Payments, Inc., Class A (4,625) (479,983)
Silgan Holdings, Inc. (2,955) (153,808)
Silicon Laboratories, Inc. (1,992) (247,446)
Simpson Manufacturing Co., Inc. (2,499) (414,409)
SiteOne Landscape Supply, Inc. (997) (131,375)
Skyworks Solutions, Inc. (2,483) (220,192)
Snap-on, Inc. (1,129) (383,273)
Solventum Corp. (796) (52,584)

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (65.8)% (continued)
Southern Co. (The) (22,374) (1,841,828)
Southwest Gas Holdings, Inc. (7,290) (515,476)
Spire, Inc. (8,302) (563,125)
STAG Industrial, Inc., REIT (2,736) (92,532)
Stanley Black & Decker, Inc. (472) (37,897)
Starbucks Corp. (4,193) (382,611)
Stellantis NV (2) (70,523) (917,393)
Sun Communities, Inc., REIT (9,053) (1,113,247)
Super Micro Computer, Inc. (11,033) (336,286)
Swiss Re AG (2) (1,087) (157,435)
Synaptics, Inc. (5,188) (395,948)
Sysco Corp. (4,143) (316,774)
T. Rowe Price Group, Inc. (12,890) (1,457,730)
Take-Two Interactive Software, Inc. (1,918) (353,065)
Target Corp. (1,178) (159,242)
TEGNA, Inc. (9,547) (174,615)
Teledyne Technologies, Inc. (1,290) (598,728)
Tempur Sealy International, Inc. (610) (34,581)
Teradyne, Inc. (1,876) (236,226)
Terex Corp. (712) (32,909)
Tetra Tech, Inc. (9,113) (363,062)
Texas Instruments, Inc. (3,400) (637,534)
The Campbell's Co. (2,536) (106,208)
Thermo Fisher Scientific, Inc. (592) (307,976)
Thor Industries, Inc. (496) (47,472)
Timken Co. (The) (6,877) (490,811)
T-Mobile US, Inc. (675) (148,993)
Toast, Inc., Class A (7,423) (270,568)
TopBuild Corp. (803) (250,006)
Toro Co. (The) (5,433) (435,183)
TPG, Inc. (16,769) (1,053,764)
Tractor Supply Co. (23,735) (1,259,379)
Tradeweb Markets, Inc., Class A (377) (49,357)
TransDigm Group, Inc. (683) (865,552)
Truist Financial Corp. (12,274) (532,446)
TXNM Energy, Inc. (21,420) (1,053,221)
Tyson Foods, Inc., Class A (966) (55,487)
Ubiquiti, Inc. (157) (52,113)
U-Haul Holding Co. (592) (40,901)
Union Pacific Corp. (3,970) (905,319)
United Parcel Service, Inc., Class
B (3,061) (385,992)
UnitedHealth Group, Inc. (520) (263,047)
UWM Holdings Corp., Class A (10,336) (60,672)
Vail Resorts, Inc. (835) (156,521)
Valaris Ltd. (16,699) (738,764)
Valero Energy Corp. (331) (40,577)
Valley National Bancorp (18,708) (169,494)
Valvoline, Inc. (12,559) (454,385)
Veralto Corp. (645) (65,693)
Verizon Communications, Inc. (25,499) (1,019,705)
Vertex Pharmaceuticals, Inc. (293) (117,991)
VICI Properties, Inc., Class A,
REIT (51,607) (1,507,440)
Viking Therapeutics, Inc. (8,885) (357,532)
Vishay Intertechnology, Inc. (52,309) (886,114)
Visteon Corp. (967) (85,792)
Vornado Realty Trust, REIT (14,663) (616,433)
Voya Financial, Inc. (10,309) (709,568)
Walgreens Boots Alliance, Inc. (48,981) (456,993)
INVESTMENTS SHARES VALUE ($)
United States - (65.8)% (continued)
Walt Disney Co. (The) (13,343) (1,485,743)
Warner Bros Discovery, Inc. (32,006) (338,303)
Warner Music Group Corp., Class
A (2,146) (66,526)
Waste Management, Inc. (6,541) (1,319,908)
Watts Water Technologies, Inc.,
Class A (1,704) (346,423)
Weatherford International plc (1,226) (87,818)
Webster Financial Corp. (2,250) (124,245)
Wells Fargo & Co. (14,310) (1,005,134)
Western Digital Corp. (1,797) (107,155)
Western Union Co. (The) (20,474) (217,024)
Westlake Corp. (8,792) (1,008,003)
WEX, Inc. (465) (81,524)
Weyerhaeuser Co., REIT (7,040) (198,176)
Whirlpool Corp. (1,721) (197,020)
White Mountains Insurance Group
Ltd. (88) (171,165)
Williams-Sonoma, Inc. (846) (156,662)
WillScot Holdings Corp. (7,477) (250,106)
Wolfspeed, Inc. (20,883) (139,081)
WP Carey, Inc., REIT (15,629) (851,468)
Wynn Resorts Ltd. (374) (32,224)
Xylem, Inc. (4,777) (554,228)
YETI Holdings, Inc. (1,189) (45,788)
Yum! Brands, Inc. (4,386) (588,426)
Zimmer Biomet Holdings, Inc. (4,553) (480,933)
ZoomInfo Technologies, Inc., Class
A (3,452) (36,281)
(201,065,112)
Zambia - ( 0 .0 ) % †
First Quantum Minerals Ltd. (9,602) (123,778)
TOTAL COMMON STOCKS
(Proceeds $(362,886,118)) (335,394,025)
PREFERRED STOCKS - (0.5)%
Germany - ( 0 .5 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(c) (7,012) (424,922)
Henkel AG & Co. KGaA
(Preference) (1,406) (123,358)
Sartorius AG (Preference) (2) (1,515) (336,684)
Volkswagen AG (Preference) (2) (6,470) (596,956)
TOTAL PREFERRED STOCKS
(Proceeds $(1,666,442)) (1,481,920)
TOTAL SHORT POSITIONS
(Proceeds $(364,552,560)) (336,875,945)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 71.4%
(Cost $171,694,948) 217,987,193
OTHER ASSETS IN EXCESS OF
LIABILITIES - 28.6% ‡ 87,276,122
NET ASSETS - 100.0% 305,263,315

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 1,694,992 0 .6%
Consumer Discretionary 8,933,785 2 .9
Consumer Staples (12,799,086) ( 4 .2 )
Energy (5,149,535) ( 1 .7 )
Financials 13,939,049 4 .6
Health Care (869,407) ( 0 .3 )
Industrials (5,839,666) ( 1 .9 )
Information Technology 7,692,669 2 .5
Materials (9,005,934) ( 3 .0 )
Real Estate (7,482,777) ( 2 .5 )
Utilities (1,780,395) ( 0 .5 )
Investment Companies 76,985,536 25 .2
U.S. Treasury Obligations 151,667,962 49 .7
Total Investments In Securities
At Value 217,987,193 71 .4
Other Assets in Excess of
Liabilities ‡ 87,276,122 28 .6
Net Assets
$ 305,263,315 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at December
31, 2024 amounted to $322,821,693, which is inclusive of rehypothecated amounts disclosed below. In addition, $48,036,888 of cash collateral was also pledged.
(b) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at December 31, 2024 amounted to $69,987,353.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2024 amounted to $1,860,712, which represents 0.61%
of net assets of the Fund.
(d) Represents 7-day effective yield as of December 31, 2024.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
Credit default swap contracts outstanding - buy protection as of December 31, 2024:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
Investment Grade Index
Series 43.V1 1 .00 % Quarterly 12/20/2029 0 .50 % USD 27,964,000 $ (640,732) $ 7,234 $ (633,498)
$ (640,732) $ 7,234 $ (633,498)
Credit default swap contracts outstanding - sell protection as of December 31, 2024 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 42.V1 5 .00 % Quarterly 12/20/2029 3 .12 % EUR 4,999,000 $ 430,810 $ (15,854) $ 414,956
iTraxx Europe Main Index
Series 42.V1 1 .00 Quarterly 12/20/2029 0 .58 EUR 25,133,000 558,837 (34,067) 524,770
Markit CDX North America
High Yield Index Series
43.V1 5 .00 Quarterly 12/20/2029 3 .12 USD 6,126,000 428,135 53,522 481,657
1,417,782 3,601 1,421,383
Markit CDX North America
Emerging Markets Index
Series 42.V1 1 .00 % Quarterly 12/20/2029 1 .73 % USD 3,444,000 $ (97,008) $ (9,754) $ (106,762)
(97,008) (9,754) (106,762)
$ 1,320,774 $ (6,153) $ 1,314,621
Forward effective interest rate swap contracts outstanding as of December 31, 2024:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 3.00% Semi 3/17/2027 CAD 1,600,000 $ 127 $ 6,675 $ 6,802
Pay 1D CORRA Semi 3.00% Semi 3/17/2027 CAD 1,700,000 135 7,093 7,228
Pay 1D CORRA Semi 3.00% Semi 6/16/2027 CAD 61,000,000 181,835 104,930 286,765
Pay 1D CORRA Semi 3.00% Semi 6/16/2027 CAD 60,900,000 180,958 105,386 286,344
Pay 1D CORRA Semi 3.00% Semi 6/20/2035 CAD 1,600,000 3,673 (941) 2,732
Pay 1D CORRA Semi 3.00% Semi 6/20/2035 CAD 1,700,000 3,518 (459) 3,059
Pay 1D SARON Annual 0.00% Annual 3/17/2027 CHF 56,500,000 (44,539) 55,595 11,056
Pay 1D SARON Annual 0.00% Annual 3/17/2027 CHF 56,500,000 (45,028) 56,085 11,057
Pay 1D SARON Annual 0.00% Annual 6/16/2027 CHF 47,400,000 (32,842) 38,916 6,074
Pay 1D SARON Annual 0.00% Annual 6/16/2027 CHF 47,300,000 (32,700) 38,762 6,062
Pay 1D SARON Annual 0.50% Annual 3/21/2035 CHF 1,700,000 (16,403) 38,176 21,773
Pay 1D SARON Annual 0.50% Annual 3/21/2035 CHF 1,800,000 (26,078) 49,132 23,054
Pay 1D SARON Annual 0.50% Annual 6/20/2035 CHF 200,000 5,020 (2,805) 2,215
Pay 1D SARON Annual 0.50% Annual 6/20/2035 CHF 300,000 7,530 (4,209) 3,321
Pay 1D THOR Qtrly 2.00% Qtrly 3/19/2027 THB 88,000,000 6,348 515 6,863
Pay 1D THOR Qtrly 2.00% Qtrly 3/19/2027 THB 88,000,000 6,348 515 6,863
Pay 1D THOR Qtrly 2.00% Qtrly 6/21/2027 THB 170,000,000 23,189 (6,822) 16,367
Pay 1D THOR Qtrly 2.00% Qtrly 6/21/2027 THB 170,000,000 23,189 (6,822) 16,367
Pay 1D TONAR Annual 1.00% Annual 3/21/2030 JPY 3,026,500,000 176,093 4,407 180,500
Pay 1D TONAR Annual 1.00% Annual 3/21/2030 JPY 3,026,400,000 176,087 4,407 180,494
Pay 1D TONAR Annual 1.00% Annual 6/19/2030 JPY 701,500,000 36,850 (1,398) 35,452

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D TONAR Annual 1.00% Annual 6/19/2030 JPY 701,600,000 $ 36,855 $ (1,398) $ 35,457
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/19/2027 CNY 43,500,000 (6,610) 25,350 18,740
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/19/2027 CNY 43,500,000 (6,610) 25,350 18,740
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/21/2027 CNY 40,500,000 10,797 9,034 19,831
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/21/2027 CNY 40,500,000 10,797 9,034 19,831
Pay 3M BBR Qtrly 3.50% Semi 3/10/2027 NZD 8,000,000 (4,176) 22,411 18,235
Pay 3M BBR Qtrly 3.50% Semi 3/10/2027 NZD 7,900,000 (4,295) 22,302 18,007
Pay 3M BBR Qtrly 3.50% Semi 6/16/2027 NZD 73,500,000 18,371 183,266 201,637
Pay 3M BBR Qtrly 3.50% Semi 6/16/2027 NZD 73,400,000 18,133 183,230 201,363
Pay 3M BBR Qtrly 4.00% Semi 6/12/2030 NZD 1,200,000 10,039 4,281 14,320
Pay 3M BBR Qtrly 4.00% Semi 6/12/2030 NZD 1,100,000 9,203 3,924 13,127
Pay 3M BBR Qtrly 4.00% Semi 3/14/2035 NZD 1,500,000 1,118 3,476 4,594
Pay 3M BBR Qtrly 4.00% Semi 3/14/2035 NZD 1,400,000 525 3,763 4,288
Pay 3M BBR Qtrly 4.00% Semi 6/13/2035 NZD 1,900,000 (1,232) 4,943 3,711
Pay 3M BBR Qtrly 4.00% Semi 6/13/2035 NZD 1,900,000 (1,156) 4,867 3,711
Pay 6M BBR Semi 4.50% Semi 3/08/2035 AUD 1,100,000 (4,299) 13,186 8,887
Pay 6M BBR Semi 4.50% Semi 3/08/2035 AUD 1,100,000 (4,214) 13,102 8,888
Pay 6M BBR Semi 4.50% Semi 6/07/2035 AUD 5,700,000 43,257 (648) 42,609
Pay 6M BBR Semi 4.50% Semi 6/07/2035 AUD 5,700,000 43,664 (1,055) 42,609
Pay 6M WIBOR Semi 5.00% Annual 6/19/2030 PLN 200,000 202 – 202
Pay 6M WIBOR Semi 5.00% Annual 6/19/2030 PLN 200,000 202 – 202
Receive 1D CLICP Semi 5.00% Semi 3/19/2027 CLP 1,033,800,000 (1,967) 2,439 472
Receive 1D CLICP Semi 5.00% Semi 3/19/2027 CLP 1,033,800,000 (1,967) 2,439 472
Receive 1D CLICP Semi 5.00% Semi 6/22/2027 CLP 145,000,000 478 (298) 180
Receive 1D CLICP Semi 5.00% Semi 6/22/2027 CLP 145,000,000 478 (298) 180
Receive 1D IBR Qtrly 7.50% Qtrly 3/19/2027 COP 525,000,000 (4) 1,839 1,835
Receive 1D IBR Qtrly 7.50% Qtrly 3/19/2027 COP 525,000,000 (4) 1,839 1,835
Receive 1D SOFR Annual 4.00% Annual 3/17/2027 USD 87,000,000 (51,300) 122,787 71,487
Receive 1D SOFR Annual 4.00% Annual 3/17/2027 USD 87,100,000 (55,456) 127,026 71,570
Receive 1D SOFR Annual 4.00% Annual 6/16/2027 USD 47,800,000 2,435 7,979 10,414
Receive 1D SOFR Annual 4.00% Annual 6/16/2027 USD 47,700,000 1,654 8,277 9,931
Receive 1D SOFR Annual 4.00% Annual 3/21/2035 USD 9,500,000 99,775 (48,698) 51,077
Receive 1D SOFR Annual 4.00% Annual 3/21/2035 USD 9,700,000 101,876 (49,724) 52,152
Receive 1D SOFR Annual 4.00% Annual 6/20/2035 USD 2,800,000 15,472 (3,026) 12,446
Receive 1D SOFR Annual 3.50% Annual 6/20/2035 USD 1,800,000 58,287 23,207 81,494
Receive 1D SOFR Annual 3.50% Annual 6/20/2035 USD 1,800,000 58,016 23,477 81,493
Receive 1D SOFR Annual 4.00% Annual 6/20/2035 USD 2,800,000 14,789 (2,302) 12,487
Receive 1D SOFR Annual 3.50% Annual 6/16/2055 USD 100,000 6,377 640 7,017
Receive 1D SOFR Annual 3.50% Annual 6/16/2055 USD 100,000 6,377 640 7,017
Receive 1D SONIA Annual 4.00% Annual 3/17/2027 GBP 28,300,000 88,353 36,229 124,582
Receive 1D SONIA Annual 4.00% Annual 3/17/2027 GBP 28,300,000 88,747 35,774 124,521
Receive 1D SONIA Annual 4.00% Annual 6/16/2027 GBP 19,700,000 1,151 49,945 51,096
Receive 1D SONIA Annual 4.00% Annual 6/16/2027 GBP 19,700,000 1,002 50,094 51,096
Receive 1D SONIA Annual 4.00% Annual 3/21/2035 GBP 7,300,000 (26,679) 70,686 44,007
Receive 1D SONIA Annual 4.00% Annual 3/21/2035 GBP 7,200,000 (29,961) 73,365 43,404
Receive 1D SONIA Annual 4.00% Annual 6/20/2035 GBP 1,000,000 10,439 (5,209) 5,230
Receive 1D SONIA Annual 4.00% Annual 6/20/2035 GBP 1,000,000 9,795 (4,566) 5,229
Receive 1D SORA Semi 2.50% Semi 6/16/2027 SGD 500,000 1,214 (1,040) 174
Receive 1D SORA Semi 2.50% Semi 6/16/2027 SGD 600,000 1,402 (1,193) 209
Receive 1D TIIEOIS Monthly 8.50% Monthly 3/17/2027 MXN 5,900,000 243 2,466 2,709
Receive 1D TIIEOIS Monthly 8.50% Monthly 3/17/2027 MXN 5,900,000 243 2,466 2,709
Receive 1D TIIEOIS Monthly 8.50% Monthly 3/13/2030 MXN 5,400,000 3,499 3,164 6,663
Receive 1D TIIEOIS Monthly 8.50% Monthly 3/13/2030 MXN 5,400,000 3,499 3,164 6,663

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D TONAR Annual 1.00% Annual 3/22/2035 JPY 1,407,900,000 $ (402) $ 64,337 $ 63,935
Receive 1D TONAR Annual 1.00% Annual 3/22/2035 JPY 1,407,900,000 (342) 64,277 63,935
Receive 1D TONAR Annual 1.00% Annual 6/20/2035 JPY 149,200,000 10,306 (630) 9,676
Receive 1D TONAR Annual 1.00% Annual 6/20/2035 JPY 149,200,000 10,327 (651) 9,676
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 6/16/2027 KRW 250,000,000 389 (95) 294
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 6/16/2027 KRW 250,000,000 389 (95) 294
Receive 3M HIBOR Qtrly 3.50% Qtrly 3/17/2027 HKD 7,800,000 387 3,707 4,094
Receive 3M HIBOR Qtrly 3.50% Qtrly 3/17/2027 HKD 7,900,000 377 3,769 4,146
Receive 3M HIBOR Qtrly 3.50% Qtrly 6/16/2027 HKD 2,600,000 1,683 (649) 1,034
Receive 3M HIBOR Qtrly 3.50% Qtrly 6/16/2027 HKD 2,600,000 1,669 (635) 1,034
Receive 3M HIBOR Qtrly 3.50% Qtrly 3/20/2030 HKD 100,000 (48) 120 72
Receive 3M HIBOR Qtrly 3.50% Qtrly 3/20/2030 HKD 100,000 (48) 120 72
Receive 3M HIBOR Qtrly 3.50% Qtrly 6/19/2030 HKD 2,200,000 2,529 (1,177) 1,352
Receive 3M HIBOR Qtrly 3.50% Qtrly 6/19/2030 HKD 2,200,000 2,529 (1,177) 1,352
Receive 3M STIBOR Qtrly 2.00% Annual 6/19/2030 SEK 84,500,000 4,071 184,719 188,790
Receive 3M STIBOR Qtrly 2.00% Annual 6/19/2030 SEK 84,500,000 4,071 184,719 188,790
Receive 3M STIBOR Qtrly 2.50% Annual 3/21/2035 SEK 7,000,000 (4,211) 16,386 12,175
Receive 3M STIBOR Qtrly 2.50% Annual 3/21/2035 SEK 7,000,000 (4,211) 16,386 12,175
Receive 3M STIBOR Qtrly 2.50% Annual 6/20/2035 SEK 8,500,000 (3,238) 19,073 15,835
Receive 3M STIBOR Qtrly 2.50% Annual 6/20/2035 SEK 8,500,000 (3,238) 19,073 15,835
Receive 3M TELBOR Qtrly 4.00% Annual 3/17/2027 ILS 300,000 20 189 209
Receive 3M TELBOR Qtrly 4.00% Annual 3/17/2027 ILS 400,000 27 252 279
Receive 3M TELBOR Qtrly 4.00% Annual 6/19/2030 ILS 400,000 791 (115) 676
Receive 3M TELBOR Qtrly 4.00% Annual 6/19/2030 ILS 400,000 865 (229) 636
Receive 6M BBR Semi 4.00% Semi 3/07/2030 AUD 2,500,000 7,300 (5,390) 1,910
Receive 6M BBR Semi 4.00% Semi 3/07/2030 AUD 2,400,000 5,054 (3,220) 1,834
Receive 6M BBR Semi 4.00% Semi 6/13/2030 AUD 4,900,000 12,349 (8,635) 3,714
Receive 6M BBR Semi 4.00% Semi 6/13/2030 AUD 4,900,000 12,351 (8,637) 3,714
Receive 6M BBR Semi 4.50% Semi 3/09/2045 AUD 100,000 (2,044) 2,212 168
Receive 6M BUBOR Semi 6.00% Annual 3/17/2027 HUF 191,600,000 1,710 2,733 4,443
Receive 6M BUBOR Semi 6.00% Annual 3/17/2027 HUF 191,600,000 1,710 2,733 4,443
Receive 6M BUBOR Semi 6.00% Annual 6/16/2027 HUF 110,000,000 1,594 811 2,405
Receive 6M BUBOR Semi 6.00% Annual 6/16/2027 HUF 110,000,000 1,594 811 2,405
Receive 6M BUBOR Semi 6.00% Annual 3/20/2030 HUF 81,200,000 186 5,053 5,239
Receive 6M BUBOR Semi 6.00% Annual 3/20/2030 HUF 81,200,000 186 5,053 5,239
Receive 6M BUBOR Semi 6.00% Annual 6/19/2030 HUF 20,000,000 537 760 1,297
Receive 6M BUBOR Semi 6.00% Annual 6/19/2030 HUF 20,000,000 537 760 1,297
Receive 6M EURIBOR Semi 2.00% Annual 3/20/2030 EUR 12,500,000 18,958 114,134 133,092
Receive 6M EURIBOR Semi 2.00% Annual 3/20/2030 EUR 12,500,000 19,663 113,429 133,092
Receive 6M EURIBOR Semi 2.00% Annual 6/19/2030 EUR 21,500,000 (18,392) 245,584 227,192
Receive 6M EURIBOR Semi 2.00% Annual 6/19/2030 EUR 21,500,000 (18,326) 245,518 227,192
Receive 6M EURIBOR Semi 2.00% Annual 3/17/2055 EUR 1,500,000 14,382 34,536 48,918
Receive 6M EURIBOR Semi 2.00% Annual 3/17/2055 EUR 1,600,000 15,818 36,362 52,180
Receive 6M EURIBOR Semi 2.00% Annual 6/16/2055 EUR 2,600,000 (51,510) 131,687 80,177
Receive 6M EURIBOR Semi 2.00% Annual 6/16/2055 EUR 2,500,000 (47,670) 124,762 77,092
Receive 6M NIBOR Semi 4.00% Annual 3/17/2027 NOK 239,700,000 58,406 38,035 96,441
Receive 6M NIBOR Semi 4.00% Annual 3/17/2027 NOK 239,800,000 58,447 38,034 96,481
Receive 6M NIBOR Semi 3.50% Annual 3/20/2030 NOK 7,100,000 4,782 11,065 15,847
Receive 6M NIBOR Semi 3.50% Annual 3/20/2030 NOK 7,100,000 4,782 11,065 15,847
Receive 6M NIBOR Semi 3.50% Annual 6/19/2030 NOK 32,800,000 7,743 58,915 66,658
Receive 6M NIBOR Semi 3.50% Annual 6/19/2030 NOK 32,800,000 7,743 58,915 66,658
Receive 6M PRIBOR Semi 3.50% Annual 3/17/2027 CZK 69,500,000 (5,129) 10,794 5,665
Receive 6M PRIBOR Semi 3.50% Annual 3/17/2027 CZK 69,500,000 (5,129) 10,794 5,665
Receive 6M PRIBOR Semi 3.50% Annual 6/16/2027 CZK 14,000,000 (1,211) 2,019 808
Receive 6M PRIBOR Semi 3.50% Annual 6/16/2027 CZK 14,000,000 (1,211) 2,019 808
Receive 6M PRIBOR Semi 3.50% Annual 3/20/2030 CZK 25,500,000 1,579 5,914 7,493
Receive 6M PRIBOR Semi 3.50% Annual 3/20/2030 CZK 25,500,000 1,579 5,914 7,493

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M PRIBOR Semi 3.50% Annual 6/19/2030 CZK 11,000,000 $ 1,572 $ 1,716 $ 3,288
Receive 6M PRIBOR Semi 3.50% Annual 6/19/2030 CZK 11,000,000 1,572 1,716 3,288
1,348,348 3,418,789 4,767,137
Pay 1D MIBOR Semi 6.00% Semi 6/21/2027 INR 60,000,000 1,142 (3,056) (1,914)
Pay 1D MIBOR Semi 6.00% Semi 6/21/2027 INR 60,000,000 1,142 (3,056) (1,914)
Pay 1D SOFR Annual 3.50% Annual 3/20/2030 USD 29,400,000 (481,699) (211,115) (692,814)
Pay 1D SOFR Annual 4.00% Annual 3/20/2030 USD 200,000 (181) (67) (248)
Pay 1D SOFR Annual 3.50% Annual 3/20/2030 USD 29,300,000 (478,253) (212,203) (690,456)
Pay 1D SOFR Annual 4.00% Annual 3/20/2030 USD 200,000 (181) (67) (248)
Pay 1D SOFR Annual 4.00% Annual 6/20/2030 USD 20,800,000 (58,796) 46,198 (12,598)
Pay 1D SOFR Annual 4.00% Annual 6/20/2030 USD 20,800,000 (58,793) 46,195 (12,598)
Pay 1D SONIA Annual 4.00% Annual 3/20/2030 GBP 11,300,000 47,310 (55,290) (7,980)
Pay 1D SONIA Annual 4.00% Annual 3/20/2030 GBP 11,400,000 46,662 (54,714) (8,052)
Pay 1D SONIA Annual 4.00% Annual 3/17/2055 GBP 1,800,000 (19,782) (61,466) (81,248)
Pay 1D SONIA Annual 4.00% Annual 3/17/2055 GBP 1,800,000 (20,276) (60,971) (81,247)
Pay 1D SONIA Annual 4.00% Annual 6/16/2055 GBP 1,900,000 (46,506) (35,663) (82,169)
Pay 1D SONIA Annual 4.00% Annual 6/16/2055 GBP 1,800,000 (37,669) (40,176) (77,845)
Pay 1D SORA Semi 2.50% Semi 6/19/2030 SGD 600,000 483 (3,481) (2,998)
Pay 1D SORA Semi 2.50% Semi 6/19/2030 SGD 500,000 388 (2,886) (2,498)
Pay 1D TONAR Annual 1.50% Annual 3/15/2045 JPY 490,000,000 (53,131) (31,946) (85,077)
Pay 1D TONAR Annual 1.50% Annual 3/15/2045 JPY 490,000,000 (53,115) (31,962) (85,077)
Pay 1D TONAR Annual 1.50% Annual 6/21/2045 JPY 355,500,000 (64,582) (7,779) (72,361)
Pay 1D TONAR Annual 1.50% Annual 6/21/2045 JPY 355,300,000 (64,546) (7,774) (72,320)
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 3/20/2030 KRW 3,374,600,000 1,041 (21,750) (20,709)
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 3/20/2030 KRW 3,374,600,000 1,041 (21,750) (20,709)
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 6/20/2030 KRW 150,000,000 326 (1,166) (840)
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 6/20/2030 KRW 150,000,000 326 (1,166) (840)
Pay 3M JIBAR Qtrly 7.00% Qtrly 3/17/2027 ZAR 28,000,000 (3,086) (5,925) (9,011)
Pay 3M JIBAR Qtrly 7.00% Qtrly 3/17/2027 ZAR 28,000,000 (3,086) (5,925) (9,011)
Pay 3M JIBAR Qtrly 7.00% Qtrly 6/17/2027 ZAR 30,800,000 (3,665) (5,921) (9,586)
Pay 3M JIBAR Qtrly 7.00% Qtrly 6/17/2027 ZAR 30,700,000 (3,661) (5,894) (9,555)
Pay 3M JIBAR Qtrly 7.50% Qtrly 3/20/2030 ZAR 20,800,000 (9,811) (3,870) (13,681)
Pay 3M JIBAR Qtrly 7.50% Qtrly 3/20/2030 ZAR 20,800,000 (9,811) (3,870) (13,681)
Pay 3M JIBAR Qtrly 7.50% Qtrly 6/19/2030 ZAR 8,500,000 (5,187) (1,808) (6,995)
Pay 3M JIBAR Qtrly 7.50% Qtrly 6/19/2030 ZAR 8,500,000 (5,187) (1,808) (6,995)
Pay 3M STIBOR Qtrly 2.00% Annual 3/17/2027 SEK 32,500,000 (3,160) (16,919) (20,079)
Pay 3M STIBOR Qtrly 2.00% Annual 3/17/2027 SEK 32,500,000 (3,160) (16,919) (20,079)
Pay 3M STIBOR Qtrly 2.00% Annual 6/16/2027 SEK 191,700,000 27,998 (148,995) (120,997)
Pay 3M STIBOR Qtrly 2.00% Annual 6/16/2027 SEK 191,700,000 27,998 (148,995) (120,997)
Pay 6M EURIBOR Semi 2.00% Annual 3/17/2027 EUR 20,600,000 (50,247) 6,711 (43,536)
Pay 6M EURIBOR Semi 2.00% Annual 3/17/2027 EUR 20,700,000 (50,398) 6,651 (43,747)
Pay 6M EURIBOR Semi 2.00% Annual 6/16/2027 EUR 66,100,000 136,487 (241,299) (104,812)
Pay 6M EURIBOR Semi 2.00% Annual 6/16/2027 EUR 66,000,000 137,182 (241,837) (104,655)
Pay 6M EURIBOR Semi 2.00% Annual 3/21/2035 EUR 7,100,000 (89,084) (140,724) (229,808)
Pay 6M EURIBOR Semi 2.00% Annual 3/21/2035 EUR 7,100,000 (87,975) (141,833) (229,808)
Pay 6M EURIBOR Semi 2.00% Annual 6/20/2035 EUR 9,700,000 (112,005) (204,259) (316,264)
Pay 6M EURIBOR Semi 2.00% Annual 6/20/2035 EUR 9,700,000 (110,773) (205,492) (316,265)
Pay 6M NIBOR Semi 4.00% Annual 6/16/2027 NOK 9,200,000 (580) (1,517) (2,097)
Pay 6M NIBOR Semi 4.00% Annual 6/16/2027 NOK 9,300,000 (586) (1,534) (2,120)
Pay 6M NIBOR Semi 3.50% Annual 3/21/2035 NOK 13,900,000 (12,900) (39,410) (52,310)
Pay 6M NIBOR Semi 3.50% Annual 3/21/2035 NOK 13,900,000 (12,900) (39,410) (52,310)
Pay 6M NIBOR Semi 3.50% Annual 6/20/2035 NOK 9,400,000 (12,271) (21,146) (33,417)
Pay 6M NIBOR Semi 3.50% Annual 6/20/2035 NOK 9,400,000 (12,271) (21,146) (33,417)
Pay 6M WIBOR Semi 4.50% Annual 6/19/2030 PLN 1,900,000 (1,013) (7,114) (8,127)
Pay 6M WIBOR Semi 4.50% Annual 6/19/2030 PLN 2,000,000 (697) (7,858) (8,555)
Receive 1D CORRA Semi 3.00% Semi 3/20/2030 CAD 200,000 (550) (1,375) (1,925)
Receive 1D CORRA Semi 3.00% Semi 3/20/2030 CAD 200,000 (390) (1,535) (1,925)

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D CORRA Semi 3.00% Semi 6/19/2030 CAD 25,700,000 $ (228,180) $ (16,519) $ (244,699)
Receive 1D CORRA Semi 3.00% Semi 6/19/2030 CAD 25,600,000 (227,292) (16,229) (243,521)
Receive 1D CORRA Semi 3.00% Semi 3/21/2035 CAD 500,000 3,089 (4,401) (1,312)
Receive 1D CORRA Semi 3.00% Semi 3/21/2035 CAD 400,000 1,014 (2,064) (1,050)
Receive 1D SARON Annual 0.50% Annual 3/20/2030 CHF 1,500,000 7,327 (34,902) (27,575)
Receive 1D SARON Annual 0.50% Annual 3/20/2030 CHF 2,500,000 13,688 (59,647) (45,959)
Receive 1D SARON Annual 0.50% Annual 6/19/2030 CHF 1,100,000 (23,122) 3,870 (19,252)
Receive 1D SARON Annual 0.50% Annual 6/19/2030 CHF 1,000,000 (21,020) 3,518 (17,502)
Receive 1D SOFR Annual 4.00% Annual 6/16/2055 USD 500,000 (7,450) (25) (7,475)
Receive 1D SOFR Annual 4.00% Annual 6/16/2055 USD 500,000 (7,453) (22) (7,475)
Receive 1D SONIA Annual 4.00% Annual 6/19/2030 GBP 2,800,000 (15,418) 12,017 (3,401)
Receive 1D SONIA Annual 4.00% Annual 6/19/2030 GBP 2,800,000 (15,114) 11,713 (3,401)
Receive 1D TONAR Annual 1.00% Annual 3/17/2027 JPY 33,167,200,000 (1,342,731) 51,248 (1,291,483)
Receive 1D TONAR Annual 1.00% Annual 3/17/2027 JPY 33,167,100,000 (1,342,727) 51,248 (1,291,479)
Receive 1D TONAR Annual 1.00% Annual 6/16/2027 JPY 13,747,400,000 (422,308) (30,578) (452,886)
Receive 1D TONAR Annual 1.00% Annual 6/16/2027 JPY 13,747,300,000 (422,221) (30,661) (452,882)
Receive 3M BBR Qtrly 4.00% Qtrly 3/11/2027 AUD 20,800,000 (5,031) (51,733) (56,764)
Receive 3M BBR Qtrly 4.00% Qtrly 3/11/2027 AUD 20,800,000 (4,845) (51,919) (56,764)
Receive 3M BBR Qtrly 4.00% Qtrly 6/10/2027 AUD 12,900,000 (34,902) (8,328) (43,230)
Receive 3M BBR Qtrly 4.00% Qtrly 6/10/2027 AUD 12,800,000 (34,625) (8,270) (42,895)
Receive 3M BBR Qtrly 4.00% Semi 3/13/2030 NZD 5,000,000 (8,168) (54,735) (62,903)
Receive 3M BBR Qtrly 4.00% Semi 3/13/2030 NZD 5,100,000 (8,034) (56,128) (64,162)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 3/19/2027 TWD 223,800,000 (32,803) 8,143 (24,660)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 3/19/2027 TWD 223,800,000 (32,803) 8,143 (24,660)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/21/2027 TWD 85,000,000 (11,945) 3,536 (8,409)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/21/2027 TWD 85,000,000 (11,945) 3,536 (8,409)
Receive 6M WIBOR Semi 5.00% Annual 6/16/2027 PLN 900,000 (302) 44 (258)
Receive 6M WIBOR Semi 5.00% Annual 6/16/2027 PLN 1,000,000 (335) 49 (286)
(5,848,094) (2,717,183) (8,565,277)
$ (4,499,746) $ 701,606 $ (3,798,140)
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at December 31, 2024 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 3.32%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.92%
1 Day Colombia Overnight Interbank Rate (“IBR”): 8.96%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 10.20%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 7.15%
1 Day Secured Overnight Financing Rate (“SOFR”): 4.49%
1 Day Singapore Overnight Rate Average (“SORA”): 2.11%
1 Day Sterling Overnight Index Average (“SONIA”): 4.70%
1 Day Swiss Average Rate Overnight (“SARON”): 0.45%
1 Day Thailand Overnight Repo Rate (“THOR”): 2.24%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.22%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 2.20%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.42%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 4.37%

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 7.75%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 3.39%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 2.54%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
3 Month Tel Aviv Interbank Offer Rate (“TELBOR”): 4.52%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.49%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.48%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.57%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.70%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.79%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 5.70%
Total return swap contracts outstanding as of December 31, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
HSCEI January
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 01/27/2025 HKD 27,292,500 $ 11,389
HSCEI January
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 01/27/2025 HKD 55,676,700 39,683
iBovespa Index
February Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 02/12/2025 BRL (94,342,976) 466,767
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 03/13/2025 KRW 12,437,100,000 65,050
Total unrealized appreciation 582,889
Amsterdam
Exchange Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 01/17/2025 EUR 1,937,188 (29,379)
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
Monthly MLIN 03/21/2025 CHF 28,334,250 (233,417)
TAIEX Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 01/15/2025 TWD 18,435,200 (3,128)
Total unrealized depreciation (265,924)
Net unrealized appreciation $ 316,965
Futures contracts outstanding as of December 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 114 1/2025 USD $ 8,508,960 $ 145,081
CBOE Volatility Index 15 1/2025 USD 262,766 4,845
Hang Seng Index 38 1/2025 HKD 4,913,998 30,778
HSCEI 130 1/2025 HKD 6,091,043 36,120
IBEX 35 Index 42 1/2025 EUR 5,040,831 (13,713)

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 3 1/2025 USD $ 189,768 $ (9,662)
LME Aluminum Base Metal 3 1/2025 USD 189,833 (3,874)
LME Aluminum Base Metal 4 1/2025 USD 254,012 (10,533)
LME Aluminum Base Metal 5 1/2025 USD 317,060 (1,080)
LME Aluminum Base Metal 6 1/2025 USD 380,940 (17,446)
LME Aluminum Base Metal 6 1/2025 USD 381,243 (11,875)
LME Aluminum Base Metal 6 1/2025 USD 378,660 (16,990)
LME Aluminum Base Metal 9 1/2025 USD 569,921 (6,881)
LME Aluminum Base Metal 10 1/2025 USD 634,770 (24,246)
LME Copper Base Metal 1 1/2025 USD 216,607 (27,196)
LME Copper Base Metal 1 1/2025 USD 216,831 (23,853)
LME Copper Base Metal 1 1/2025 USD 216,514 (27,539)
LME Copper Base Metal 1 1/2025 USD 216,492 (31,934)
LME Copper Base Metal 2 1/2025 USD 433,662 (43,666)
LME Copper Base Metal 2 1/2025 USD 434,224 (41,906)
LME Copper Base Metal 3 1/2025 USD 651,205 (70,078)
LME Copper Base Metal 3 1/2025 USD 652,181 (69,770)
LME Copper Base Metal 5 1/2025 USD 1,086,719 (107,169)
LME Copper Base Metal 8 1/2025 USD 1,737,156 (166,365)
LME Copper Base Metal 9 1/2025 USD 1,956,969 (191,770)
LME Lead Base Metal 1 1/2025 USD 48,349 (1,729)
LME Lead Base Metal 1 1/2025 USD 48,319 (2,293)
LME Lead Base Metal 1 1/2025 USD 48,280 (3,123)
LME Lead Base Metal 1 1/2025 USD 48,013 (5,332)
LME Lead Base Metal 1 1/2025 USD 48,126 (5,281)
LME Lead Base Metal 1 1/2025 USD 48,329 (1,924)
LME Nickel Base Metal 1 1/2025 USD 90,728 (17,945)
LME Nickel Base Metal 2 1/2025 USD 182,175 (10,053)
LME Nickel Base Metal 2 1/2025 USD 181,997 (11,449)
LME Nickel Base Metal 2 1/2025 USD 181,925 (16,315)
LME Nickel Base Metal 3 1/2025 USD 273,209 (16,330)
LME Nickel Base Metal 3 1/2025 USD 272,231 (46,139)
LME Nickel Base Metal 4 1/2025 USD 362,663 (68,518)
LME Nickel Base Metal 5 1/2025 USD 455,695 (80,764)
LME Nickel Base Metal 6 1/2025 USD 545,043 (81,540)
LME Nickel Base Metal 10 1/2025 USD 907,647 (153,628)
LME Nickel Base Metal 16 1/2025 USD 1,457,972 (76,711)
LME Zinc Base Metal 1 1/2025 USD 73,909 (5,453)
LME Zinc Base Metal 1 1/2025 USD 74,068 (3,181)
LME Zinc Base Metal 1 1/2025 USD 73,919 (3,759)
LME Zinc Base Metal 2 1/2025 USD 148,217 (10,189)
LME Zinc Base Metal 3 1/2025 USD 221,819 (8,913)
LME Zinc Base Metal 3 1/2025 USD 224,837 (12,559)
LME Zinc Base Metal 4 1/2025 USD 295,394 (18,994)
LME Zinc Base Metal 5 1/2025 USD 370,259 (20,312)
LME Zinc Base Metal 6 1/2025 USD 444,066 (7,527)
LME Zinc Base Metal 10 1/2025 USD 741,248 (20,032)
MSCI Singapore Index 135 1/2025 SGD 3,691,704 (4,671)
Natural Gas 10 1/2025 GBP 427,509 66,680
Natural Gas 25 1/2025 EUR 850,780 124,837
OMXS30 Index 309 1/2025 SEK 6,934,720 (185,624)
Rapeseed 15 1/2025 EUR 397,184 (17,983)
RBOB Gasoline 147 1/2025 USD 12,404,801 175,234
SGX FTSE China A50 Index 1,081 1/2025 USD 14,555,665 (104,901)
SGX FTSE Taiwan Index 193 1/2025 USD 14,776,080 (185,757)
WTI Crude Oil 251 1/2025 USD 18,001,720 644,698
100 oz Gold 52 2/2025 USD 13,733,200 (327,810)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
EURO STOXX 50 Volatility Index 15 2/2025 EUR $ 28,356 $ 343
Italian Base Electricity 3 2/2025 EUR 282,084 25,867
Lean Hogs 125 2/2025 USD 4,065,000 (209,218)
Live Cattle 82 2/2025 USD 6,284,480 96,300
LME Aluminum Base Metal 2 2/2025 USD 127,291 (6,531)
LME Aluminum Base Metal 3 2/2025 USD 191,012 (5,593)
LME Aluminum Base Metal 7 2/2025 USD 445,694 387
LME Aluminum Base Metal 7 2/2025 USD 445,842 (9,475)
LME Aluminum Base Metal 9 2/2025 USD 572,990 (22,837)
LME Aluminum Base Metal 9 2/2025 USD 572,573 (23,699)
LME Aluminum Base Metal 9 2/2025 USD 572,641 (14,020)
LME Aluminum Base Metal 10 2/2025 USD 636,455 (19,062)
LME Aluminum Base Metal 11 2/2025 USD 700,376 5,607
LME Aluminum Base Metal 18 2/2025 USD 1,146,069 (7,072)
LME Aluminum Base Metal 20 2/2025 USD 1,273,410 (39,992)
LME Aluminum Base Metal 43 2/2025 USD 2,736,262 (121,579)
LME Copper Base Metal 1 2/2025 USD 217,645 (22,607)
LME Copper Base Metal 1 2/2025 USD 217,841 (10,162)
LME Copper Base Metal 3 2/2025 USD 653,484 (33,489)
LME Copper Base Metal 3 2/2025 USD 653,038 (59,593)
LME Copper Base Metal 4 2/2025 USD 870,445 (100,216)
LME Copper Base Metal 4 2/2025 USD 872,667 (32,850)
LME Copper Base Metal 4 2/2025 USD 871,462 (15,949)
LME Copper Base Metal 5 2/2025 USD 1,089,890 (37,499)
LME Copper Base Metal 5 2/2025 USD 1,091,181 (37,281)
LME Copper Base Metal 9 2/2025 USD 1,961,757 (90,267)
LME Copper Base Metal 10 2/2025 USD 2,179,730 (80,171)
LME Lead Base Metal 1 2/2025 USD 48,472 (834)
LME Lead Base Metal 2 2/2025 USD 96,961 (5,205)
LME Lead Base Metal 2 2/2025 USD 96,910 (4,471)
LME Nickel Base Metal 1 2/2025 USD 91,488 (4,695)
LME Nickel Base Metal 2 2/2025 USD 182,583 (9,603)
LME Nickel Base Metal 4 2/2025 USD 364,885 (28,217)
LME Nickel Base Metal 4 2/2025 USD 365,220 (16,392)
LME Nickel Base Metal 4 2/2025 USD 366,020 (20,390)
LME Nickel Base Metal 5 2/2025 USD 457,611 (21,354)
LME Nickel Base Metal 6 2/2025 USD 548,324 (22,960)
LME Nickel Base Metal 6 2/2025 USD 548,526 (27,186)
LME Nickel Base Metal 9 2/2025 USD 820,865 (49,912)
LME Nickel Base Metal 11 2/2025 USD 1,003,126 (66,767)
LME Nickel Base Metal 12 2/2025 USD 1,095,824 (32,452)
LME Nickel Base Metal 17 2/2025 USD 1,553,869 (85,007)
LME Zinc Base Metal 1 2/2025 USD 74,335 (2,418)
LME Zinc Base Metal 5 2/2025 USD 371,435 4,074
LME Zinc Base Metal 5 2/2025 USD 370,916 (11,849)
LME Zinc Base Metal 6 2/2025 USD 445,200 (4,209)
LME Zinc Base Metal 6 2/2025 USD 445,661 4,698
LME Zinc Base Metal 7 2/2025 USD 519,166 (18,980)
LME Zinc Base Metal 7 2/2025 USD 520,343 (5,990)
LME Zinc Base Metal 11 2/2025 USD 817,682 (851)
LME Zinc Base Metal 17 2/2025 USD 1,263,049 22,627
LME Zinc Base Metal 21 2/2025 USD 1,561,555 10,144
LNG Japan/Korea Marker 1 2/2025 USD 144,940 17,961
Low Sulphur Gasoil 143 2/2025 USD 9,892,025 194,441
Phelix De Base Electricity 3 2/2025 EUR 231,736 14,136
SGX Iron Ore 42 2/2025 USD 422,100 2,835
Sugar No. 11 168 2/2025 USD 3,623,962 (432,498)

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
90-Day New Zealand Bill 10 3/2025 NZD $ 5,545,094 $ 2,883
Australia 10 Year Bond 65 3/2025 AUD 4,542,910 (10,613)
Canada 10 Year Bond 72 3/2025 CAD 6,143,880 36,093
Cocoa 16 3/2025 USD 1,868,000 706,043
Cocoa 112 3/2025 GBP 12,819,656 5,389,760
Coffee 'C' 2 3/2025 USD 239,813 (4,642)
Corn 522 3/2025 USD 11,966,850 421,705
Crude Oil 20 3/2025 USD 1,470,800 17,394
Crude Palm Oil 52 3/2025 MYR 1,293,168 (96,673)
DAX Index 12 3/2025 EUR 6,231,259 (104,862)
EURO STOXX 50 Volatility Index 33 3/2025 EUR 63,068 774
Euro-BTP 59 3/2025 EUR 7,327,706 (96,330)
Fcoj-a 11 3/2025 USD 809,243 6,394
Feeder Cattle 13 3/2025 USD 1,709,338 36,974
FTSE/JSE Top 40 Index 169 3/2025 ZAR 6,835,315 (245,039)
FTSE/MIB Index 87 3/2025 EUR 15,455,400 (117,712)
Italian Base Electricity 1 3/2025 EUR 275,095 10,243
KOSPI 200 Index 124 3/2025 KRW 6,715,280 (44,794)
LME Aluminum Base Metal 1 3/2025 USD 63,866 511
LME Aluminum Base Metal 1 3/2025 USD 63,890 (957)
LME Aluminum Base Metal 11 3/2025 USD 702,521 (13,896)
LME Aluminum Base Metal 15 3/2025 USD 957,289 (32,839)
LME Aluminum Base Metal 17 3/2025 USD 1,086,139 (3,299)
LME Aluminum Base Metal 18 3/2025 USD 1,148,229 (1,891)
LME Aluminum Base Metal 19 3/2025 USD 1,211,758 (23,992)
LME Aluminum Base Metal 30 3/2025 USD 1,913,940 (56,243)
LME Aluminum Base Metal 233 3/2025 USD 14,882,700 (329,482)
LME Copper Base Metal 1 3/2025 USD 218,493 (9,969)
LME Copper Base Metal 2 3/2025 USD 437,339 (22,116)
LME Copper Base Metal 4 3/2025 USD 873,687 (35,403)
LME Copper Base Metal 4 3/2025 USD 875,370 (23,972)
LME Copper Base Metal 5 3/2025 USD 1,092,285 (44,492)
LME Copper Base Metal 7 3/2025 USD 1,531,941 (45,961)
LME Copper Base Metal 10 3/2025 USD 2,187,425 (87,001)
LME Copper Base Metal 12 3/2025 USD 2,630,400 (37,532)
LME Copper Base Metal 12 3/2025 USD 2,620,635 (105,349)
LME Copper Base Metal 16 3/2025 USD 3,502,880 (87,447)
LME Copper Base Metal 24 3/2025 USD 5,252,520 (183,886)
LME Lead Base Metal 1 3/2025 USD 48,732 (896)
LME Lead Base Metal 1 3/2025 USD 48,800 122
LME Lead Base Metal 1 3/2025 USD 48,704 (674)
LME Lead Base Metal 1 3/2025 USD 48,643 (1,485)
LME Lead Base Metal 2 3/2025 USD 97,225 (5,817)
LME Lead Base Metal 3 3/2025 USD 145,792 (10,977)
LME Lead Base Metal 3 3/2025 USD 145,612 (11,189)
LME Lead Base Metal 8 3/2025 USD 389,628 (28,809)
LME Nickel Base Metal 5 3/2025 USD 458,643 (14,932)
LME Nickel Base Metal 5 3/2025 USD 458,213 (23,882)
LME Nickel Base Metal 6 3/2025 USD 550,799 (7,357)
LME Nickel Base Metal 7 3/2025 USD 641,257 (35,697)
LME Nickel Base Metal 7 3/2025 USD 643,776 (945)
LME Nickel Base Metal 7 3/2025 USD 643,139 (7,201)
LME Nickel Base Metal 8 3/2025 USD 734,052 (35,163)
LME Nickel Base Metal 8 3/2025 USD 732,728 (35,184)
LME Nickel Base Metal 13 3/2025 USD 1,191,130 (54,167)
LME Nickel Base Metal 20 3/2025 USD 1,835,995 (42,179)
LME Nickel Base Metal 53 3/2025 USD 4,866,462 (161,591)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 2 3/2025 USD $ 148,820 $ (7,276)
LME Zinc Base Metal 6 3/2025 USD 446,609 (18,903)
LME Zinc Base Metal 7 3/2025 USD 521,525 (4,277)
LME Zinc Base Metal 8 3/2025 USD 594,778 (22,582)
LME Zinc Base Metal 10 3/2025 USD 744,848 (17,812)
LME Zinc Base Metal 11 3/2025 USD 817,682 (30,700)
LME Zinc Base Metal 12 3/2025 USD 892,950 (14,409)
LME Zinc Base Metal 16 3/2025 USD 1,189,356 (48,101)
LME Zinc Base Metal 27 3/2025 USD 2,007,038 (96,954)
LME Zinc Base Metal 124 3/2025 USD 9,239,054 (288,723)
MSCI Emerging Markets Index 253 3/2025 USD 13,583,570 (503,321)
Nikkei 225 Index 15 3/2025 JPY 3,803,743 77,971
Palladium 27 3/2025 USD 2,456,460 (291,401)
Phelix De Base Electricity 1 3/2025 EUR 181,233 (2,276)
S&P 500 E-Mini Index 4 3/2025 USD 1,187,150 (14,768)
S&P/TSX 60 Index 103 3/2025 CAD 21,282,869 (494,533)
SPI 200 Index 38 3/2025 AUD 4,791,044 (103,546)
TOPIX Index 14 3/2025 JPY 2,479,329 51,571
Wheat 150 3/2025 USD 4,136,250 (47,289)
Aluminum 4 4/2025 USD 255,050 (954)
Platinum 36 4/2025 USD 1,638,900 (16,222)
Rapeseed 53 4/2025 EUR 1,395,834 (8,574)
3 Month Euro Euribor 375 6/2025 EUR 95,144,440 20,721
3 Month SARON 57 6/2025 CHF 15,686,698 29,317
90-Day New Zealand Bill 53 6/2025 NZD 29,407,684 14,620
3 Month CORRA 399 9/2025 CAD 67,509,679 90,222
3 Month Euro Euribor 323 9/2025 EUR 82,030,540 3,998
3 Month SARON 186 9/2025 CHF 51,282,960 124,375
90-Day New Zealand Bill 19 9/2025 NZD 10,546,504 1,625
3 Month CORRA 276 12/2025 CAD 46,724,825 82,345
3 Month Euro Euribor 318 12/2025 EUR 80,785,423 (9,079)
3 Month SARON 116 12/2025 CHF 31,994,105 87,983
90-Day Australian Bank Bill 58 12/2025 AUD 35,578,021 3,763
90-Day New Zealand Bill 5 12/2025 NZD 2,775,396 1,232
ECX Emission 10 12/2025 EUR 756,171 34,877
Italian Base Electricity 1 12/2025 EUR 1,010,849 33,402
Phelix De Base Electricity 1 12/2025 EUR 805,866 20,465
UK Allowances Carbon Dioxide Emissions 3 12/2025 GBP 135,130 (9,292)
3 Month CORRA 169 3/2026 CAD 28,619,309 19,819
3 Month Euro Euribor 169 3/2026 EUR 42,924,381 12,828
3 Month SARON 112 3/2026 CHF 30,886,232 66,586
3 Month SARON 54 6/2026 CHF 14,883,395 8,077
3 Month SOFR 5 6/2027 USD 1,200,313 801
3 Month SONIA 10 6/2027 GBP 3,007,064 1,605
Total of long contracts 323,576
Short Contracts
CAC 40 10 Euro Index (18) 1/2025 EUR (1,376,862) (9,856)
EURO STOXX 50 Volatility Index (130) 1/2025 EUR (231,616) (500)
LME Aluminum Base Metal (3) 1/2025 USD (189,833) 3,752
LME Aluminum Base Metal (3) 1/2025 USD (189,768) 9,577
LME Aluminum Base Metal (4) 1/2025 USD (254,012) 8,115
LME Aluminum Base Metal (5) 1/2025 USD (317,060) 2,720
LME Aluminum Base Metal (6) 1/2025 USD (380,940) 19,842
LME Aluminum Base Metal (6) 1/2025 USD (378,660) 16,835
LME Aluminum Base Metal (6) 1/2025 USD (381,243) 14,765
LME Aluminum Base Metal (9) 1/2025 USD (569,921) 8,755
LME Aluminum Base Metal (10) 1/2025 USD (634,770) 24,331

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (1) 1/2025 USD $ (216,492) $ 31,581
LME Copper Base Metal (1) 1/2025 USD (216,607) 27,078
LME Copper Base Metal (1) 1/2025 USD (216,514) 27,417
LME Copper Base Metal (1) 1/2025 USD (216,831) 23,390
LME Copper Base Metal (2) 1/2025 USD (433,662) 43,947
LME Copper Base Metal (2) 1/2025 USD (434,224) 41,488
LME Copper Base Metal (3) 1/2025 USD (651,205) 70,590
LME Copper Base Metal (3) 1/2025 USD (652,181) 66,263
LME Copper Base Metal (5) 1/2025 USD (1,086,719) 107,201
LME Copper Base Metal (8) 1/2025 USD (1,737,156) 168,552
LME Copper Base Metal (9) 1/2025 USD (1,956,969) 193,404
LME Lead Base Metal (1) 1/2025 USD (48,349) 1,758
LME Lead Base Metal (1) 1/2025 USD (48,319) 2,299
LME Lead Base Metal (1) 1/2025 USD (48,329) 1,873
LME Lead Base Metal (1) 1/2025 USD (48,013) 5,310
LME Lead Base Metal (1) 1/2025 USD (48,280) 3,064
LME Lead Base Metal (1) 1/2025 USD (48,126) 5,446
LME Nickel Base Metal (1) 1/2025 USD (90,728) 17,827
LME Nickel Base Metal (2) 1/2025 USD (182,175) 9,145
LME Nickel Base Metal (2) 1/2025 USD (181,925) 17,149
LME Nickel Base Metal (2) 1/2025 USD (181,997) 12,060
LME Nickel Base Metal (3) 1/2025 USD (272,231) 44,785
LME Nickel Base Metal (3) 1/2025 USD (273,209) 15,494
LME Nickel Base Metal (4) 1/2025 USD (362,663) 71,245
LME Nickel Base Metal (5) 1/2025 USD (455,695) 78,902
LME Nickel Base Metal (6) 1/2025 USD (545,043) 79,540
LME Nickel Base Metal (10) 1/2025 USD (907,647) 150,605
LME Nickel Base Metal (16) 1/2025 USD (1,457,972) 78,844
LME Zinc Base Metal (1) 1/2025 USD (73,919) 3,740
LME Zinc Base Metal (1) 1/2025 USD (73,909) 5,739
LME Zinc Base Metal (1) 1/2025 USD (74,068) 1,979
LME Zinc Base Metal (2) 1/2025 USD (148,217) 8,292
LME Zinc Base Metal (3) 1/2025 USD (224,837) 12,125
LME Zinc Base Metal (3) 1/2025 USD (221,819) 8,220
LME Zinc Base Metal (4) 1/2025 USD (295,394) 21,194
LME Zinc Base Metal (5) 1/2025 USD (370,259) 19,479
LME Zinc Base Metal (6) 1/2025 USD (444,066) 8,611
LME Zinc Base Metal (10) 1/2025 USD (741,248) 20,804
Natural Gas (189) 1/2025 USD (6,866,370) (1,087,625)
NY Harbor ULSD (21) 1/2025 USD (2,043,065) (4,899)
CBOE Volatility Index (15) 2/2025 USD (268,062) (7,452)
LME Aluminum Base Metal (2) 2/2025 USD (127,291) 6,053
LME Aluminum Base Metal (3) 2/2025 USD (191,012) 5,705
LME Aluminum Base Metal (7) 2/2025 USD (445,694) 2,461
LME Aluminum Base Metal (7) 2/2025 USD (445,842) 11,412
LME Aluminum Base Metal (9) 2/2025 USD (572,573) 22,473
LME Aluminum Base Metal (9) 2/2025 USD (572,641) 21,344
LME Aluminum Base Metal (9) 2/2025 USD (572,990) 23,377
LME Aluminum Base Metal (10) 2/2025 USD (636,455) 20,035
LME Aluminum Base Metal (11) 2/2025 USD (700,376) (12,908)
LME Aluminum Base Metal (18) 2/2025 USD (1,146,069) 7,227
LME Aluminum Base Metal (20) 2/2025 USD (1,273,410) 38,030
LME Aluminum Base Metal (43) 2/2025 USD (2,736,262) 105,632
LME Copper Base Metal (1) 2/2025 USD (217,841) 9,906
LME Copper Base Metal (1) 2/2025 USD (217,645) 18,662
LME Copper Base Metal (3) 2/2025 USD (653,038) 57,729
LME Copper Base Metal (3) 2/2025 USD (653,484) 32,383

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (4) 2/2025 USD $ (871,462) $ 21,901
LME Copper Base Metal (4) 2/2025 USD (872,667) 32,922
LME Copper Base Metal (4) 2/2025 USD (870,445) 103,840
LME Copper Base Metal (5) 2/2025 USD (1,091,181) 40,056
LME Copper Base Metal (5) 2/2025 USD (1,089,890) 36,311
LME Copper Base Metal (9) 2/2025 USD (1,961,757) 91,133
LME Copper Base Metal (10) 2/2025 USD (2,179,730) 85,558
LME Lead Base Metal (1) 2/2025 USD (48,472) 763
LME Lead Base Metal (2) 2/2025 USD (96,910) 4,235
LME Lead Base Metal (2) 2/2025 USD (96,961) 4,784
LME Nickel Base Metal (1) 2/2025 USD (91,488) 5,152
LME Nickel Base Metal (2) 2/2025 USD (182,583) 9,077
LME Nickel Base Metal (4) 2/2025 USD (366,020) 19,274
LME Nickel Base Metal (4) 2/2025 USD (365,220) 14,706
LME Nickel Base Metal (4) 2/2025 USD (364,885) 30,418
LME Nickel Base Metal (5) 2/2025 USD (457,611) 19,820
LME Nickel Base Metal (6) 2/2025 USD (548,526) 24,618
LME Nickel Base Metal (6) 2/2025 USD (548,324) 23,544
LME Nickel Base Metal (9) 2/2025 USD (820,865) 46,404
LME Nickel Base Metal (11) 2/2025 USD (1,003,126) 68,367
LME Nickel Base Metal (12) 2/2025 USD (1,095,824) 31,671
LME Nickel Base Metal (17) 2/2025 USD (1,553,869) 80,633
LME Zinc Base Metal (1) 2/2025 USD (74,335) 2,533
LME Zinc Base Metal (5) 2/2025 USD (370,916) 4,997
LME Zinc Base Metal (5) 2/2025 USD (371,435) (6,100)
LME Zinc Base Metal (6) 2/2025 USD (445,661) (6,478)
LME Zinc Base Metal (6) 2/2025 USD (445,200) 6,691
LME Zinc Base Metal (7) 2/2025 USD (519,166) 19,577
LME Zinc Base Metal (7) 2/2025 USD (520,343) 5,875
LME Zinc Base Metal (11) 2/2025 USD (817,682) 3,784
LME Zinc Base Metal (17) 2/2025 USD (1,263,049) (35,275)
LME Zinc Base Metal (21) 2/2025 USD (1,561,555) (12,868)
White Sugar (9) 2/2025 USD (228,150) 3,679
Australia 3 Year Bond (342) 3/2025 AUD (22,470,622) 60,266
Canola (9) 3/2025 CAD (77,124) 1,925
CBOE Volatility Index (11) 3/2025 USD (199,752) (5,509)
Copper (10) 3/2025 USD (1,006,625) 2,137
Cotton No. 2 (135) 3/2025 USD (4,617,000) 132,120
DJIA CBOT E-Mini Index (64) 3/2025 USD (13,719,360) 282,062
Euro STOXX 50 Index (15) 3/2025 EUR (758,398) 1,804
Euro-Bobl (10) 3/2025 EUR (1,220,231) (1,199)
Euro-Bund (22) 3/2025 EUR (3,037,050) (3,605)
Euro-Buxl (4) 3/2025 EUR (547,757) (2,158)
Euro-OAT (17) 3/2025 EUR (2,171,950) 43,108
Euro-Schatz (654) 3/2025 EUR (72,463,001) 164,352
French Base Electricity (1) 3/2025 EUR (120,173) (2,005)
FTSE 100 Index (199) 3/2025 GBP (20,379,924) 183,580
Japan 10 Year Bond (48) 3/2025 JPY (43,358,480) 77,995
KC HRW Wheat (129) 3/2025 USD (3,607,163) 33,420
LME Aluminum Base Metal (1) 3/2025 USD (63,866) (418)
LME Aluminum Base Metal (1) 3/2025 USD (63,890) 757
LME Aluminum Base Metal (11) 3/2025 USD (702,521) 12,378
LME Aluminum Base Metal (15) 3/2025 USD (957,289) 30,791
LME Aluminum Base Metal (17) 3/2025 USD (1,086,139) 3,926
LME Aluminum Base Metal (18) 3/2025 USD (1,148,229) 4,448
LME Aluminum Base Metal (19) 3/2025 USD (1,211,758) 27,635
LME Aluminum Base Metal (30) 3/2025 USD (1,913,940) 45,620

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (1) 3/2025 USD $ (218,493) $ 10,255
LME Copper Base Metal (2) 3/2025 USD (437,339) 22,242
LME Copper Base Metal (4) 3/2025 USD (875,370) 26,719
LME Copper Base Metal (4) 3/2025 USD (873,687) 34,902
LME Copper Base Metal (5) 3/2025 USD (1,092,285) 42,327
LME Copper Base Metal (7) 3/2025 USD (1,531,941) 43,565
LME Copper Base Metal (10) 3/2025 USD (2,187,425) 82,803
LME Copper Base Metal (12) 3/2025 USD (2,620,635) 99,958
LME Copper Base Metal (12) 3/2025 USD (2,630,400) 22,944
LME Copper Base Metal (16) 3/2025 USD (3,502,880) 79,261
LME Copper Base Metal (61) 3/2025 USD (13,350,155) 386,243
LME Lead Base Metal (1) 3/2025 USD (48,704) 654
LME Lead Base Metal (1) 3/2025 USD (48,800) (12)
LME Lead Base Metal (1) 3/2025 USD (48,732) 890
LME Lead Base Metal (1) 3/2025 USD (48,643) 1,442
LME Lead Base Metal (2) 3/2025 USD (97,225) 5,870
LME Lead Base Metal (3) 3/2025 USD (145,612) 11,730
LME Lead Base Metal (3) 3/2025 USD (145,792) 11,100
LME Lead Base Metal (15) 3/2025 USD (730,553) 28,396
LME Nickel Base Metal (5) 3/2025 USD (458,643) 14,742
LME Nickel Base Metal (5) 3/2025 USD (458,213) 22,372
LME Nickel Base Metal (6) 3/2025 USD (550,799) 6,284
LME Nickel Base Metal (7) 3/2025 USD (643,776) 442
LME Nickel Base Metal (7) 3/2025 USD (643,139) 6,069
LME Nickel Base Metal (7) 3/2025 USD (641,257) 37,148
LME Nickel Base Metal (8) 3/2025 USD (732,728) 38,752
LME Nickel Base Metal (8) 3/2025 USD (734,052) 37,044
LME Nickel Base Metal (13) 3/2025 USD (1,191,130) 55,841
LME Nickel Base Metal (20) 3/2025 USD (1,835,995) 41,105
LME Nickel Base Metal (97) 3/2025 USD (8,906,544) 394,104
LME Zinc Base Metal (2) 3/2025 USD (148,820) 7,075
LME Zinc Base Metal (6) 3/2025 USD (446,609) 18,111
LME Zinc Base Metal (7) 3/2025 USD (521,525) 4,155
LME Zinc Base Metal (8) 3/2025 USD (594,778) 25,198
LME Zinc Base Metal (10) 3/2025 USD (744,848) 14,498
LME Zinc Base Metal (11) 3/2025 USD (817,682) 30,285
LME Zinc Base Metal (12) 3/2025 USD (892,950) 14,064
LME Zinc Base Metal (16) 3/2025 USD (1,189,356) 48,071
LME Zinc Base Metal (27) 3/2025 USD (2,007,038) 90,610
Long Gilt (112) 3/2025 GBP (12,958,467) 173,056
Milling Wheat No. 2 (27) 3/2025 EUR (331,770) (16,481)
MSCI EAFE Index (91) 3/2025 USD (10,317,125) 209,512
NASDAQ 100 E-Mini Index (1) 3/2025 USD (424,530) 3,373
Red Wheat (22) 3/2025 USD (655,325) 8,958
Robusta Coffee (2) 3/2025 USD (97,500) 1,346
Russell 2000 E-Mini Index (115) 3/2025 USD (12,936,350) 463,931
S&P Midcap 400 E-Mini Index (44) 3/2025 USD (13,845,480) 534,880
Silver (14) 3/2025 USD (2,046,940) 5,356
Soybean (40) 3/2025 USD (2,021,000) (24,207)
Soybean Meal (116) 3/2025 USD (3,676,040) (236,728)
Soybean Oil (80) 3/2025 USD (1,937,280) 87,626
U.S. Treasury 10 Year Note (214) 3/2025 USD (23,272,500) 162,314
U.S. Treasury 2 Year Note (468) 3/2025 USD (96,228,845) (55,216)
U.S. Treasury 5 Year Note (430) 3/2025 USD (45,717,734) 33,602
U.S. Treasury Long Bond (216) 3/2025 USD (24,563,250) 410,683
U.S. Treasury Ultra Bond (107) 3/2025 USD (12,689,531) 383,609
CBOE Volatility Index (13) 4/2025 USD (237,900) (6,869)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
CBOE Volatility Index (8) 5/2025 USD $ (148,065) $ (1,960)
90-Day Australian Bank Bill (20) 6/2025 AUD (12,261,990) (2,853)
3 Month SOFR (137) 9/2025 USD (32,864,588) (10,317)
3 Month SONIA (123) 9/2025 GBP (36,836,751) 43,978
90-Day Australian Bank Bill (122) 9/2025 AUD (74,821,899) (30,272)
3 Month SOFR (210) 12/2025 USD (50,413,125) 18,493
3 Month SONIA (68) 12/2025 GBP (20,391,636) 30,867
3 Month SOFR (220) 3/2026 USD (52,827,500) 40,666
3 Month SONIA (133) 3/2026 GBP (39,925,266) 52,094
90-Day Australian Bank Bill (92) 3/2026 AUD (56,435,481) (6,000)
3 Month CORRA (41) 6/2026 CAD (6,944,215) (7,365)
3 Month Euro Euribor (18) 6/2026 EUR (4,569,497) 211
3 Month SOFR (52) 6/2026 USD (12,488,450) 11,079
3 Month SONIA (54) 6/2026 GBP (16,218,709) 4,055
3 Month Euro Euribor (10) 9/2026 EUR (2,537,315) 113
3 Month SOFR (38) 9/2026 USD (9,125,700) 12,994
3 Month SONIA (26) 9/2026 GBP (7,812,263) 119
3 Month Euro Euribor (6) 12/2026 EUR (1,521,767) 59
3 Month SOFR (42) 12/2026 USD (10,085,775) 15,919
3 Month SONIA (33) 12/2026 GBP (9,918,146) 1,080
3 Month Euro Euribor (91) 3/2027 EUR (23,069,532) 616
3 Month SOFR (44) 3/2027 USD (10,564,400) 33,904
3 Month SONIA (31) 3/2027 GBP (9,319,957) 7,104
Total of short contracts 6,919,941
Net unrealized appreciation $ 7,243,517
Forward foreign currency exchange contracts outstanding as of December 31, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
COP 2,088,302,622 USD 468,071 CITI
**
3/19/2025 $ 1,127
COP 2,088,302,622 USD 468,069 JPMC
**
3/19/2025 1,129
ILS 15,176,000 USD 4,158,743 CITI 3/19/2025 23,811
ILS 15,176,000 USD 4,158,722 JPMC 3/19/2025 23,832
JPY 620,000,000 USD 3,962,459 CITI 3/19/2025 12,580
JPY 620,000,000 USD 3,962,439 JPMC 3/19/2025 12,600
PHP 15,000,000 USD 254,980 CITI
**
3/19/2025 1,650
PHP 15,000,000 USD 254,979 JPMC
**
3/19/2025 1,652
THB 90,387,500 USD 2,623,055 CITI 3/19/2025 41,183
THB 90,387,500 USD 2,623,042 JPMC 3/19/2025 41,196
USD 46,076,601 AUD 72,614,500 CITI 3/19/2025 1,126,918
USD 46,076,831 AUD 72,614,500 JPMC 3/19/2025 1,127,149
USD 428,227 BRL 2,518,000 CITI
**
3/19/2025 25,954
USD 428,229 BRL 2,518,000 JPMC
**
3/19/2025 25,956
USD 25,982,116 CAD 36,704,406 CITI 3/19/2025 376,396
USD 25,982,246 CAD 36,704,406 JPMC 3/19/2025 376,525
USD 3,189,022 CHF 2,831,000 CITI 3/19/2025 43,266
USD 3,189,038 CHF 2,831,000 JPMC 3/19/2025 43,282
USD 975,851 CLP 950,000,000 CITI
**
3/19/2025 21,484
USD 975,855 CLP 950,000,000 JPMC
**
3/19/2025 21,489
USD 30,815,013 CNY 222,910,125 CITI
**
3/19/2025 382,118
USD 30,815,167 CNY 222,910,125 JPMC
**
3/19/2025 382,272
USD 134,716 CZK 3,243,375 CITI 3/19/2025 1,224

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 134,717 CZK 3,243,375 JPMC 3/19/2025 $ 1,225
USD 70,577,083 EUR 66,975,806 CITI 3/19/2025 971,070
USD 70,577,452 EUR 66,975,806 JPMC 3/19/2025 971,439
USD 1,623,326 GBP 1,290,002 CITI 3/19/2025 9,289
USD 1,623,329 GBP 1,289,998 JPMC 3/19/2025 9,298
USD 2,096,842 HUF 820,000,000 CITI 3/19/2025 40,327
USD 2,096,852 HUF 820,000,000 JPMC 3/19/2025 40,337
USD 2,471,889 IDR 39,685,649,844 CITI
**
3/19/2025 35,468
USD 2,471,901 IDR 39,685,649,844 JPMC
**
3/19/2025 35,480
USD 14,856,219 INR 1,272,743,750 CITI
**
3/19/2025 98,884
USD 14,856,294 INR 1,272,743,750 JPMC
**
3/19/2025 98,958
USD 10,028,579 JPY 1,522,267,430 CITI 3/19/2025 268,783
USD 10,028,629 JPY 1,522,267,430 JPMC 3/19/2025 268,834
USD 17,923,864 KRW 25,306,226,093 CITI
**
3/19/2025 746,706
USD 17,923,953 KRW 25,306,226,093 JPMC
**
3/19/2025 746,796
USD 8,776,670 MXN 182,238,996 CITI 3/19/2025 145,011
USD 8,776,714 MXN 182,238,996 JPMC 3/19/2025 145,055
USD 8,152,104 NOK 91,000,000 CITI 3/19/2025 159,510
USD 8,152,145 NOK 91,000,000 JPMC 3/19/2025 159,550
USD 45,109,296 NZD 77,128,993 CITI 3/19/2025 1,919,836
USD 45,114,294 NZD 77,128,993 JPMC 3/19/2025 1,924,835
USD 313,243 PEN 1,171,227 CITI
**
3/19/2025 2,201
USD 313,244 PEN 1,171,227 JPMC
**
3/19/2025 2,203
USD 13,513,913 PLN 55,419,978 CITI 3/19/2025 133,418
USD 13,513,980 PLN 55,419,975 JPMC 3/19/2025 133,486
USD 29,362,158 SEK 319,500,000 CITI 3/19/2025 366,172
USD 29,362,305 SEK 319,500,000 JPMC 3/19/2025 366,319
USD 7,558,097 SGD 10,150,000 CITI 3/19/2025 103,240
USD 7,558,134 SGD 10,150,000 JPMC 3/19/2025 103,277
USD 5,104,447 TWD 166,500,000 CITI
**
3/19/2025 30,002
USD 5,104,473 TWD 166,500,000 JPMC
**
3/19/2025 30,028
Total unrealized appreciation 14,181,830
AUD 31,551,500 USD 20,494,454 CITI 3/19/2025 (963,508)
AUD 31,551,500 USD 20,490,133 JPMC 3/19/2025 (959,187)
BRL 1,628,555 USD 276,196 CITI
**
3/19/2025 (16,019)
BRL 1,628,555 USD 276,194 JPMC
**
3/19/2025 (16,018)
CAD 2,183,000 USD 1,561,962 CITI 3/19/2025 (39,058)
CAD 2,183,000 USD 1,561,955 JPMC 3/19/2025 (39,051)
CHF 6,290,465 USD 7,192,530 CITI 3/19/2025 (202,678)
CHF 6,290,465 USD 7,192,494 JPMC 3/19/2025 (202,642)
CLP 1,161,945,615 USD 1,188,853 CITI
**
3/19/2025 (21,567)
CLP 1,161,945,615 USD 1,188,847 JPMC
**
3/19/2025 (21,561)
CNY 23,923,000 USD 3,294,529 CITI
**
3/19/2025 (28,432)
CNY 23,923,000 USD 3,294,513 JPMC
**
3/19/2025 (28,416)
COP 1,676,900,374 USD 377,217 CITI
**
3/19/2025 (453)
COP 1,676,900,374 USD 377,215 JPMC
**
3/19/2025 (451)
CZK 233,000,000 USD 9,744,472 CITI 3/19/2025 (154,608)
CZK 233,000,000 USD 9,744,423 JPMC 3/19/2025 (154,560)
DKK 4,247,500 USD 602,481 CITI 3/19/2025 (10,034)
DKK 4,247,500 USD 602,478 JPMC 3/19/2025 (10,031)
EUR 35,806,000 USD 37,714,746 CITI 3/19/2025 (502,609)
EUR 35,806,000 USD 37,714,558 JPMC 3/19/2025 (502,420)
GBP 13,337,002 USD 16,852,066 CITI 3/19/2025 (164,949)
GBP 13,336,998 USD 16,851,977 JPMC 3/19/2025 (164,865)
HUF 199,211,871 USD 505,740 CITI 3/19/2025 (6,128)
HUF 199,211,871 USD 505,738 JPMC 3/19/2025 (6,125)
ILS 15,724,000 USD 4,373,986 CITI 3/19/2025 (40,402)
ILS 15,724,000 USD 4,373,964 JPMC 3/19/2025 (40,380)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
INR 3,345,991,016 USD 39,366,829 CITI
**
3/19/2025 $ (570,401)
INR 3,345,991,016 USD 39,366,632 JPMC
**
3/19/2025 (570,204)
JPY 4,210,000,000 USD 27,939,817 CITI 3/19/2025 (948,016)
JPY 4,210,000,000 USD 27,939,677 JPMC 3/19/2025 (947,876)
KRW 3,750,000,000 USD 2,653,562 CITI
**
3/19/2025 (108,167)
KRW 3,750,000,000 USD 2,653,549 JPMC
**
3/19/2025 (108,154)
MXN 6,000,000 USD 291,791 CITI 3/19/2025 (7,604)
MXN 6,000,000 USD 291,790 JPMC 3/19/2025 (7,603)
NOK 36,156,489 USD 3,260,956 CITI 3/19/2025 (85,305)
NOK 36,156,489 USD 3,260,939 JPMC 3/19/2025 (85,289)
NZD 4,896,000 USD 2,844,654 CITI 3/19/2025 (103,070)
NZD 4,896,000 USD 2,844,640 JPMC 3/19/2025 (103,056)
PEN 9,084,000 USD 2,431,967 CITI
**
3/19/2025 (19,538)
PEN 9,084,000 USD 2,431,954 JPMC
**
3/19/2025 (19,526)
PHP 60,000,000 USD 1,030,352 CITI
**
3/19/2025 (3,833)
PHP 60,000,000 USD 1,030,347 JPMC
**
3/19/2025 (3,829)
PLN 20,506,001 USD 5,052,486 CITI 3/19/2025 (101,556)
PLN 20,505,999 USD 5,052,461 JPMC 3/19/2025 (101,531)
SEK 52,000,000 USD 4,776,415 CITI 3/19/2025 (57,193)
SEK 52,000,000 USD 4,776,391 JPMC 3/19/2025 (57,169)
SGD 6,454,208 USD 4,821,669 CITI 3/19/2025 (81,256)
SGD 6,454,208 USD 4,821,181 JPMC 3/19/2025 (80,767)
TWD 321,617,457 USD 9,980,842 CITI
**
3/19/2025 (178,858)
TWD 321,617,457 USD 9,980,792 JPMC
**
3/19/2025 (178,808)
USD 11,470,211 CAD 16,472,000 CITI 3/19/2025 (20,983)
USD 11,470,269 CAD 16,472,000 JPMC 3/19/2025 (20,925)
USD 400,570 CLP 400,000,000 CITI
**
3/19/2025 (1,268)
USD 400,572 CLP 400,000,000 JPMC
**
3/19/2025 (1,266)
USD 184,115 IDR 3,000,000,000 CITI
**
3/19/2025 (64)
USD 184,116 IDR 3,000,000,000 JPMC
**
3/19/2025 (63)
USD 1,127,542 INR 97,256,250 CITI
**
3/19/2025 (134)
USD 1,127,548 INR 97,256,250 JPMC
**
3/19/2025 (128)
USD 1,535,274 NOK 17,500,000 CITI 3/19/2025 (1,764)
USD 1,535,282 NOK 17,500,000 JPMC 3/19/2025 (1,756)
USD 1,396,294 PEN 5,285,180 CITI
**
3/19/2025 (7,285)
USD 1,396,411 PEN 5,285,180 JPMC
**
3/19/2025 (7,169)
USD 3,563,140 PHP 210,633,000 CITI
**
3/19/2025 (40,505)
USD 3,563,158 PHP 210,633,000 JPMC
**
3/19/2025 (40,487)
USD 1,905,540 SEK 21,000,000 CITI 3/19/2025 (299)
USD 1,905,550 SEK 21,000,000 JPMC 3/19/2025 (290)
USD 3,311,860 THB 114,500,000 CITI 3/19/2025 (63,111)
USD 3,311,877 THB 114,500,000 JPMC 3/19/2025 (63,095)
ZAR 234,085,000 USD 12,794,244 CITI 3/19/2025 (474,635)
ZAR 234,085,000 USD 12,794,180 JPMC 3/19/2025 (474,571)
Total unrealized depreciation (10,044,559)
Net unrealized appreciation $ 4,137,271
** Non-deliverable forward foreign currency exchange contracts.

Consolidated Schedule of Investments
December 31, 2024
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
Total return basket swap contracts outstanding as of December 31, 2024:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of short
equity positions and pays
or receives the CORRA
plus or minus a specified
spread (-0.03%), which is
denominated in CAD based
on the local currencies of the
positions within the swap.
57 months
maturity
08/10/2029
$– $– $– $–
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
22-58 months
maturity
ranging from
09/21/2026
- 09/21/2029
$601 $(14,472) $(38) $(14,510)
JPMC The Fund receives the
total return on a portfolio of
short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.25%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
5 months
maturity
05/14/2025
$123,013 $2,893 $(422) $2,471

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2024
Collateral pledged to, or (received from), each counterparty at December 31, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BARC
Cash $ – $ 12,936,582 $ 12,936,582
CITG
Cash – 4,885,215 4,885,215
CITI
Cash (1,311,911) – (1,311,911)
Investment Companies 5,011,212 – 5,011,212
GSCO
Cash – 866,406 866,406
GSIN
Cash (503,154) – (503,154)
U.S. Treasury Bills 18,401,399 – 18,401,399
JPMC
Investment Companies 6,952,402 – 6,952,402
JPMS
Cash – 5,427,492 5,427,492
MLIN
Cash 132,937 – 132,937
MSCL
Cash – 2,794,547 2,794,547
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ (1,575,505) $ (1,575,505)
JPPC
Cash – 2,767,809 2,767,809
MSCL
Cash – 9,697,756 9,697,756

Consolidated Schedule of Investments
December 31, 2024
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Annual Report | December 2024

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 104.5%
COMMON STOCKS - 52.5%
Australia - 0 .8%
AGL Energy Ltd. (2) 9,781 68,204
BHP Group Ltd. (2)(a) 1,586 38,690
BlueScope Steel Ltd. (2) 46,057 532,562
Computershare Ltd. (2)(a) 7,186 150,953
Evolution Mining Ltd. (2) 90,465 267,389
Harvey Norman Holdings Ltd. (2) 25,082 72,319
Incitec Pivot Ltd. (2) 19,900 36,010
JB Hi-Fi Ltd. (2) 15,527 888,316
Northern Star Resources Ltd. (2)
(a) 29,609 281,320
Pro Medicus Ltd. (2) 5,315 821,023
Qantas Airways Ltd. (2)* 100,214 554,777
QBE Insurance Group Ltd. (2) 5,221 62,004
South32 Ltd. (2) 23,153 48,565
Suncorp Group Ltd. (2) 6,174 72,537
Technology One Ltd. (2) 1,414 27,313
Westpac Banking Corp. (2) 31,275 624,280
Whitehaven Coal Ltd. (2) 6,131 23,470
4,569,732
Belgium - 0 .1%
Ageas SA/NV (2) 5,523 268,529
Anheuser-Busch InBev SA/NV (2) 212 10,614
Proximus SADP (2) 14,616 76,140
355,283
Canada - 1 .4%
Agnico Eagle Mines Ltd. (a) 4,732 370,212
AtkinsRealis Group, Inc. 7,285 386,486
Barrick Gold Corp. (a) 21,643 335,610
CCL Industries, Inc., Class B 2,075 106,749
Celestica, Inc. * 280 25,841
Cenovus Energy, Inc. 136,778 2,073,388
Empire Co. Ltd., Class A 3,008 91,844
Fairfax Financial Holdings Ltd. 507 705,416
iA Financial Corp., Inc. 1,700 157,671
Imperial Oil Ltd. 2,771 170,777
Kinross Gold Corp. 41,383 384,335
Magna International, Inc. 2,524 105,494
Manulife Financial Corp. 2,750 84,483
Open Text Corp. 13,393 379,023
Pan American Silver Corp. 9,628 194,777
Parkland Corp. 8,708 196,944
Shopify, Inc., Class A * 10,836 1,153,292
Suncor Energy, Inc. 25,971 927,039
TFI International, Inc. 1,036 139,993
West Fraser Timber Co. Ltd. 2,200 190,622
Whitecap Resources, Inc. 3,704 26,283
8,206,279
China - 0 .2%
NXP Semiconductors NV (a)(b) 354 73,579
Prosus NV 14,030 557,340
Yangzijiang Shipbuilding Holdings
Ltd. (2) 154,400 337,494
968,413
INVESTMENTS SHARES VALUE ($)
Denmark - 0 .2%
AP Moller - Maersk A/S, Class B
(2)(a) 302 502,456
Danske Bank A/S (2) 13,111 371,732
ISS A/S (2) 16,877 308,696
Vestas Wind Systems A/S (2)* 6,058 83,097
1,265,981
Finland - 0 .2%
Fortum OYJ 20,936 293,094
Nordea Bank Abp (2) 50,292 548,723
Wartsila OYJ Abp (2) 6,269 111,104
952,921
France - 1 .0%
Alstom SA (2)* 26,245 585,607
BNP Paribas SA (2) 1,965 120,645
Cie de Saint-Gobain SA (2) 11,170 992,585
Credit Agricole SA (2) 27,478 378,084
Dassault Aviation SA (2) 1,094 223,543
Eiffage SA (2) 282 24,729
Engie SA (2)(a) 2,914 46,214
Hermes International SCA (2)(a) 117 280,727
Ipsen SA (2) 244 27,967
Renault SA (2) 10,819 526,711
Rexel SA (2) 12,437 316,764
SCOR SE 1,616 39,572
Societe Generale SA (2) 70,724 1,984,906
TotalEnergies SE (2)(a) 6,949 387,163
5,935,217
Germany - 1 .3%
adidas AG (2) 1,827 449,377
Allianz SE (Registered) (2) 1,636 502,846
BASF SE (2)(a) 9,055 397,072
Bayerische Motoren Werke AG (2) 4,014 328,305
Commerzbank AG (2) 67,995 1,116,646
Daimler Truck Holding AG (2) 1,501 57,491
Deutsche Bank AG (Registered)
(2) 64,815 1,118,506
Fresenius Medical Care AG (2) 3,104 141,328
Heidelberg Materials AG (2)(a) 1,778 219,695
KION Group AG (2) 1,626 53,686
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 491 247,740
Nemetschek SE (2) 425 41,285
Rheinmetall AG (2) 2,390 1,526,991
SAP SE (2) 1,379 339,199
Scout24 SE (2)(c) 1,458 128,652
TeamViewer SE (2)*(c) 3,901 38,575
Zalando SE (2)*(c) 34,206 1,144,302
7,851,696
Guatemala - 0 .0% †
Millicom International Cellular SA,
SDR * 2,114 51,819

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Hong Kong - 0 .1%
AIA Group Ltd. (2) 71,200 511,420
Hong Kong Exchanges & Clearing
Ltd. (2) 800 29,943
Techtronic Industries Co. Ltd. (2) 17,000 223,481
WH Group Ltd. (2)(c) 82,500 63,577
828,421
Italy - 0 .7%
Banca Monte dei Paschi di Siena
SpA (2) 95,229 675,021
Banco BPM SpA (2) 69,841 565,475
Intesa Sanpaolo SpA (2) 66,065 264,975
Leonardo SpA (2) 6,657 179,099
Poste Italiane SpA (2)(c) 37,296 527,480
UniCredit SpA (2) 23,449 939,094
Unipol Gruppo SpA (2) 107,600 1,343,762
4,494,906
Japan - 3 .8%
ABC-Mart, Inc. (2) 4,900 98,857
Asics Corp. (2) 12,800 249,700
Chubu Electric Power Co., Inc. (2) 2,400 25,179
Daiichi Sankyo Co. Ltd. (2) 5,400 147,762
Fast Retailing Co. Ltd. (2)(a) 600 202,405
Fujikura Ltd. (2) 10,200 416,423
Fujitsu Ltd. (2) 33,000 579,697
GMO Payment Gateway, Inc. (2) 10,700 539,212
Hitachi Ltd. (2)(a) 6,300 154,287
Honda Motor Co. Ltd. (2) 112,500 1,071,091
IHI Corp. (2) 600 35,076
Isetan Mitsukoshi Holdings Ltd. (2) 2,500 42,924
Japan Post Bank Co. Ltd. (2) 64,800 612,467
Kawasaki Kisen Kaisha Ltd. (2) 9,000 128,041
KDDI Corp. (2) 45,400 1,446,017
Konami Group Corp. (2) 300 28,071
Kuraray Co. Ltd. (2) 4,600 65,889
Kyowa Kirin Co. Ltd. (2) 4,000 60,152
LY Corp. (2) 69,500 183,764
Makita Corp. (2) 10,900 331,458
Marubeni Corp. (2) 1,700 25,515
Mazda Motor Corp. (2) 34,100 232,513
Mitsubishi Gas Chemical Co., Inc.
(2) 6,100 108,199
Mitsubishi UFJ Financial Group,
Inc. (2) 110,700 1,292,390
Mitsui OSK Lines Ltd. (2) 1,800 62,637
Mizuho Financial Group, Inc. (2) 42,400 1,035,092
MS&AD Insurance Group
Holdings, Inc. (2) 11,600 250,531
NGK Insulators Ltd. (2) 9,200 116,163
Nintendo Co. Ltd. (2)(a) 4,400 256,264
Nippon Steel Corp. (2)(a) 24,200 486,314
Nippon Telegraph & Telephone
Corp. (2)(a) 24,400 24,372
Nippon Yusen KK (2) 12,700 422,701
Nisshin Seifun Group, Inc. (2) 3,800 44,289
Nomura Holdings, Inc. (2) 149,300 866,214
Oracle Corp. Japan (2) 2,600 248,837
ORIX Corp. (2) 20,900 449,013
Otsuka Corp. (2) 15,200 347,620
INVESTMENTS SHARES VALUE ($)
Japan - 3.8% (continued)
Pan Pacific International Holdings
Corp. (2) 1,000 27,167
Persol Holdings Co. Ltd. (2) 454,700 681,157
Ricoh Co. Ltd. (2) 7,700 87,446
Ryohin Keikaku Co. Ltd. (2) 77,600 1,766,793
Shimamura Co. Ltd. (2) 5,100 283,614
Socionext, Inc. (2) 55,000 859,219
SoftBank Corp. (2) 354,700 447,751
SoftBank Group Corp. (2) 2,200 125,721
Sojitz Corp. (2) 28,180 574,304
Sony Group Corp. (2)(a) 36,500 769,258
Square Enix Holdings Co. Ltd. (2) 32,800 1,273,627
Stanley Electric Co. Ltd. (2) 1,500 24,599
Sumitomo Mitsui Financial Group,
Inc. (2) 5,600 134,401
Toho Co. Ltd. (2) 700 27,356
Tokio Marine Holdings, Inc. (2) 800 28,711
Tokyo Electron Ltd. (2) 7,200 1,082,300
TOPPAN Holdings, Inc. (2) 4,200 111,418
Tosoh Corp. (2) 2,400 32,078
Toyota Tsusho Corp. (2) 6,100 107,876
Trend Micro, Inc. (2)* 23,900 1,288,523
USS Co. Ltd. (2) 79,000 685,756
23,106,211
Luxembourg - 0 .0% †
ArcelorMittal SA (2) 4,557 105,879
Netherlands - 0 .3%
ABN AMRO Bank NV, CVA (2)(c) 11,058 170,642
Argenx SE (2)* 204 126,013
ASM International NV (2) 359 207,569
ING Groep NV (2) 5,135 80,474
Koninklijke Vopak NV (2) 2,614 115,056
NN Group NV (2) 21,327 930,040
1,629,794
New Zealand - 0 .1%
Xero Ltd. (2)* 7,371 767,049
Norway - 0 .0% †
Equinor ASA (2) 6,613 156,854
TOMRA Systems ASA (2) 5,812 75,214
232,068
Russia - 0 .0%
Evraz plc (3)* 27,473 –
Singapore - 0 .3%
Grab Holdings Ltd., Class A *(a)(b) 239,307 1,129,529
Sea Ltd., ADR * 6,039 640,738
STMicroelectronics NV (2) 3,986 99,837
1,870,104
South Korea - 0 .0% †
Delivery Hero SE *(c) 1,081 30,368
Spain - 0 .3%
Acerinox SA (2) 28,065 274,768
ACS Actividades de Construccion
y Servicios SA (2) 5,948 298,069
Banco Santander SA (2) 220,761 1,021,295

Consolidated Schedule of Investments
December 31, 2024
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Spain - 0.3% (continued)
Bankinter SA (2) 5,634 44,590
Mapfre SA (2) 98,572 249,900
Repsol SA (2) 2,101 25,565
1,914,187
Sweden - 0 .1%
Electrolux AB, Class B (2)* 13,705 113,682
Svenska Handelsbanken AB,
Class A (2) 23,221 239,759
Swedbank AB, Class A (2) 7,430 146,712
Trelleborg AB, Class B (2) 741 25,357
525,510
Switzerland - 0 .7%
ABB Ltd. (Registered) (2) 4,749 256,439
Baloise Holding AG (Registered)
(2) 1,341 242,994
Julius Baer Group Ltd. (2) 1,793 116,314
Logitech International SA
(Registered) (2) 7,374 608,696
Lonza Group AG (Registered) (2) 760 448,582
Novartis AG (Registered) (2) 23,341 2,272,416
Sandoz Group AG (2) 1,932 79,198
TE Connectivity plc 436 62,335
Zurich Insurance Group AG (2) 95 56,503
4,143,477
United Kingdom - 1 .6%
Aviva plc (2) 4,163 24,400
Barclays plc (2) 282,465 944,901
British American Tobacco plc (2) 9,253 333,892
BT Group plc (2) 73,310 132,140
Centrica plc (2) 158,393 264,259
CK Hutchison Holdings Ltd. (2) 45,000 239,240
Direct Line Insurance Group plc (2) 109,157 349,287
easyJet plc (2) 81,764 571,579
Flutter Entertainment plc *(a)(b) 1,623 419,464
HSBC Holdings plc (2) 84,371 828,785
InterContinental Hotels Group plc
(2) 682 84,857
Intermediate Capital Group plc (2) 6,100 157,223
International Distribution Services
plc 24,334 110,827
Johnson Matthey plc (2) 3,999 67,090
Legal & General Group plc (2) 29,397 84,408
Marks & Spencer Group plc (2) 138,350 647,920
NatWest Group plc (2) 243,145 1,218,462
Persimmon plc (2) 3,524 52,640
Rolls-Royce Holdings plc (2)* 222,755 1,579,643
Standard Chartered plc (2) 14,883 183,228
Subsea 7 SA (2) 6,280 99,915
TechnipFMC plc (a)(b) 40,898 1,183,588
Vodafone Group plc (2) 168,155 143,450
9,721,198
United States - 39 .3%
3M Co. 9,583 1,237,069
Abbott Laboratories 442 49,995
AbbVie, Inc. (a) 1,684 299,247
Abercrombie & Fitch Co., Class A * 10,351 1,547,164
INVESTMENTS SHARES VALUE ($)
United States - 39.3% (continued)
Adobe, Inc. * 7,052 3,135,883
Advanced Micro Devices, Inc. *(a)
(b) 5,417 654,319
Airbnb, Inc., Class A *(a)(b) 22,317 2,932,677
Alaska Air Group, Inc. * 28,564 1,849,519
Align Technology, Inc. * 1,942 404,926
Allison Transmission Holdings, Inc. 8,929 964,868
Allstate Corp. (The) 224 43,185
Alnylam Pharmaceuticals, Inc. *(a)
(b) 3,611 849,704
Alphabet, Inc., Class A (a) 9,353 1,770,523
Alphabet, Inc., Class C (a)(b) 17,426 3,318,607
Altria Group, Inc. 31,502 1,647,240
Amazon.com, Inc. *(a) 31,991 7,018,504
Amedisys, Inc. * 665 60,375
American Express Co. 1,121 332,702
American International Group, Inc. 9,105 662,844
American Tower Corp., REIT (a) 324 59,425
Amkor Technology, Inc. (a)(b) 4,587 117,840
Apellis Pharmaceuticals, Inc. *(a)
(b) 16,263 518,952
Appfolio, Inc., Class A * 3,918 966,649
Apple, Inc. 68,421 17,133,986
Applied Materials, Inc. 6,173 1,003,915
Arista Networks, Inc. * 15,008 1,658,834
Arrow Electronics, Inc. *(a)(b) 2,097 237,213
Aspen Technology, Inc. *(a)(b) 94 23,465
Assurant, Inc. 404 86,141
Assured Guaranty Ltd. 5,064 455,811
AT&T, Inc. 64,846 1,476,543
Atlassian Corp., Class A * 5,996 1,459,306
Axis Capital Holdings Ltd. 12,032 1,066,276
Baker Hughes Co., Class A (a)(b) 34,879 1,430,737
Bank of America Corp. 57,536 2,528,707
Bank of New York Mellon Corp.
(The) 2,208 169,641
Bank OZK 14,114 628,496
BellRing Brands, Inc. * 29,768 2,242,721
Berkshire Hathaway, Inc., Class
B * 4,479 2,030,241
Best Buy Co., Inc. 5,484 470,527
BioMarin Pharmaceutical, Inc. *(a)
(b) 5,224 343,374
Blackrock, Inc. (a)(b) 666 682,723
Booking Holdings, Inc. (a)(b) 690 3,428,210
Boston Beer Co., Inc. (The), Class
A *(a)(b) 1,942 582,561
BP plc (2) 244,628 1,209,189
Bristol-Myers Squibb Co. 14,740 833,694
Broadcom, Inc. 19,549 4,532,240
Builders FirstSource, Inc. *(a)(b) 874 124,921
Burlington Stores, Inc. *(a)(b) 2,264 645,376
Cardinal Health, Inc. 4,950 585,437
CarMax, Inc. *(a)(b) 1,318 107,760
Carnival Corp. *(a)(b) 35,128 875,390
Centene Corp. * 52,869 3,202,804
Cheniere Energy, Inc. (a)(b) 1,879 403,741
Chipotle Mexican Grill, Inc., Class
A * 1,600 96,480
Chubb Ltd. 2,638 728,879

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 39.3% (continued)
Ciena Corp. *(a)(b) 1,061 89,983
Cigna Group (The) (a)(b) 3,534 975,879
Cincinnati Financial Corp. 2,954 424,490
Cisco Systems, Inc. (a) 11,928 706,138
Citigroup, Inc. 33,888 2,385,376
Citizens Financial Group, Inc. 34,911 1,527,705
Cloudflare, Inc., Class A *(a)(b) 1,847 198,885
CME Group, Inc. 7,199 1,671,824
CNA Financial Corp. (a)(b) 3,029 146,513
CNO Financial Group, Inc. 1,041 38,736
Coca-Cola Co. (The) (a)(b) 3,795 236,277
Coca-Cola Consolidated, Inc. 538 677,875
Cognizant Technology Solutions
Corp., Class A (a)(b) 1,320 101,508
Coherent Corp. *(a)(b) 4,180 395,971
Colgate-Palmolive Co. (a) 2,415 219,548
Comcast Corp., Class A (a) 61,214 2,297,361
Comfort Systems USA, Inc. (a)(b) 1,474 625,064
Commvault Systems, Inc. * 2,234 337,133
ConocoPhillips (a) 445 44,131
Corebridge Financial, Inc. (a)(b) 1,756 52,557
Costco Wholesale Corp. (a) 278 254,723
Coterra Energy, Inc. (a)(b) 4,460 113,908
Crowdstrike Holdings, Inc., Class
A *(a)(b) 968 331,211
Crown Holdings, Inc. (a)(b) 9,648 797,793
Cummins, Inc. 123 42,878
Datadog, Inc., Class A *(a)(b) 893 127,601
DaVita, Inc. *(a)(b) 298 44,566
Dell Technologies, Inc., Class C 1,881 216,766
Delta Air Lines, Inc. (a) 34,928 2,113,144
Dick's Sporting Goods, Inc. 1,020 233,417
Dillard's, Inc., Class A 723 312,148
Discover Financial Services 512 88,694
DoubleVerify Holdings, Inc. *(a)(b) 22,392 430,150
Eaton Corp. plc (a) 2,927 971,383
Eli Lilly & Co. (a) 4,104 3,168,288
EOG Resources, Inc. 1,063 130,303
Equinix, Inc., REIT (a) 61 57,516
Exelixis, Inc. * 18,298 609,323
Exxon Mobil Corp. (a)(b) 19,928 2,143,655
Fair Isaac Corp. * 260 517,642
Federated Hermes, Inc., Class B 13,807 567,606
FedEx Corp. (a) 333 93,683
Fidelity National Information
Services, Inc. (a)(b) 8,075 652,218
First Horizon Corp. 42,361 853,151
Fiserv, Inc. *(a)(b) 739 151,805
Flowserve Corp. 13,657 785,551
Fortinet, Inc. *(a)(b) 30,836 2,913,385
Freeport-McMoRan, Inc. (a) 635 24,181
Garmin Ltd. (a) 2,830 583,716
Gartner, Inc. * 502 243,204
Gates Industrial Corp. plc *(a)(b) 53,132 1,092,925
GE Aerospace 14,118 2,354,741
GE Vernova, Inc. 1,815 597,008
General Dynamics Corp. 1,450 382,061
General Motors Co. 37,948 2,021,490
Gilead Sciences, Inc. (a) 3,091 285,516
Gitlab, Inc., Class A * 13,604 766,585
INVESTMENTS SHARES VALUE ($)
United States - 39.3% (continued)
Global Payments, Inc. 3,685 412,941
Globe Life, Inc. 4,150 462,808
GoDaddy, Inc., Class A *(a)(b) 5,532 1,091,851
GSK plc (2) 62,664 1,056,971
Guidewire Software, Inc. *(a)(b) 7,072 1,192,198
H&R Block, Inc. (a)(b) 3,766 198,995
Hasbro, Inc. (a)(b) 17,693 989,216
HCA Healthcare, Inc. (a)(b) 783 235,017
HealthEquity, Inc. * 2,017 193,531
Hewlett Packard Enterprise Co.
(a)(b) 34,128 728,633
HF Sinclair Corp. (a)(b) 3,410 119,521
Holcim AG (2)(a) 1,393 134,125
Home Depot, Inc. (The) (a) 305 118,642
Howmet Aerospace, Inc. (a)(b) 9,827 1,074,779
HubSpot, Inc. *(a)(b) 449 312,850
Huntington Bancshares, Inc. 28,239 459,449
Huntington Ingalls Industries, Inc.
(a)(b) 307 58,014
Illumina, Inc. *(a)(b) 229 30,601
Incyte Corp. * 12,755 880,988
Inspire Medical Systems, Inc. *(a)
(b) 4,444 823,829
Insulet Corp. * 1,871 488,462
Intel Corp. (a)(b) 76,058 1,524,963
International Paper Co. (a)(b) 2,788 150,050
Invesco Ltd. 71,729 1,253,823
Jacobs Solutions, Inc. (a)(b) 185 24,720
James Hardie Industries plc,
CHESS (2)*(a) 2,554 78,716
Johnson & Johnson (a)(b) 13,476 1,948,899
JPMorgan Chase & Co. (a) 3,017 723,205
KB Home (a)(b) 3,577 235,080
Kemper Corp. 2,836 188,424
KLA Corp. (a)(b) 447 281,664
Kroger Co. (The) 7,272 444,683
Kyndryl Holdings, Inc. *(a)(b) 12,823 443,676
L3Harris Technologies, Inc. (a)(b) 115 24,182
Lantheus Holdings, Inc. *(a)(b) 1,381 123,544
Lennar Corp., Class A (a)(b) 3,109 423,974
Light & Wonder, Inc. * 893 77,137
Lockheed Martin Corp. (a)(b) 586 284,761
Lyft, Inc., Class A * 27,013 348,468
Manhattan Associates, Inc. *(a)(b) 274 74,046
ManpowerGroup, Inc. 430 24,820
Marathon Petroleum Corp. (a)(b) 5,692 794,034
Marvell Technology, Inc. 9,544 1,054,135
MasTec, Inc. * 5,772 785,800
Mastercard, Inc., Class A 519 273,290
McKesson Corp. (a)(b) 1,135 646,848
Medpace Holdings, Inc. *(a)(b) 2,800 930,244
Medtronic plc 1,443 115,267
Merck & Co., Inc. 15,065 1,498,666
Meta Platforms, Inc., Class A 6,565 3,843,873
MetLife, Inc. 3,967 324,818
Micron Technology, Inc. 4,808 404,641
Microsoft Corp. 15,205 6,408,907
Molina Healthcare, Inc. * 2,726 793,402
Monolithic Power Systems, Inc. 44 26,035
Mosaic Co. (The) 1,010 24,826

Consolidated Schedule of Investments
December 31, 2024
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 39.3% (continued)
Natera, Inc. * 7,594 1,202,130
NetApp, Inc. 863 100,177
Netflix, Inc. * 2,110 1,880,685
Neurocrine Biosciences, Inc. * 9,456 1,290,744
Newell Brands, Inc. (a)(b) 3,742 37,270
Northern Trust Corp. (a)(b) 2,322 238,005
Nutanix, Inc., Class A *(a)(b) 17,761 1,086,618
NVIDIA Corp. (a) 90,524 12,156,467
Okta, Inc., Class A *(a)(b) 3,459 272,569
OneMain Holdings, Inc. (a)(b) 548 28,567
Oracle Corp. 7,170 1,194,809
Ovintiv, Inc. 3,651 147,866
Owens Corning 3,628 617,921
PACCAR, Inc. 905 94,138
Palantir Technologies, Inc., Class
A *(a)(b) 7,217 545,822
Palo Alto Networks, Inc. *(a)(b) 8,733 1,589,057
PayPal Holdings, Inc. * 18,577 1,585,547
Pegasystems, Inc. 2,975 277,270
Penumbra, Inc. *(a)(b) 1,187 281,889
PepsiCo, Inc. (a)(b) 1,803 274,164
Pfizer, Inc. 58,773 1,559,248
PG&E Corp. (a) 1,678 33,862
Philip Morris International, Inc. (a)
(b) 8,998 1,082,909
Pinterest, Inc., Class A *(a)(b) 34,206 991,974
Popular, Inc. 1,585 149,085
PPG Industries, Inc. (a)(b) 266 31,774
Progressive Corp. (The) 6,429 1,540,453
Prologis, Inc., REIT (a)(b) 1,198 126,629
Prosperity Bancshares, Inc. (a)(b) 2,619 197,342
Public Storage, REIT (a) 546 163,494
QUALCOMM, Inc. (a)(b) 3,322 510,326
QuidelOrtho Corp. *(a)(b) 8,266 368,250
Ralph Lauren Corp., Class A 6,443 1,488,204
Reinsurance Group of America,
Inc. 799 170,690
RenaissanceRe Holdings Ltd. (a)
(b) 407 101,266
ResMed, Inc. (a)(b) 3,166 724,033
Robert Half, Inc. (a)(b) 2,889 203,559
Robinhood Markets, Inc., Class A
*(a)(b) 43,885 1,635,155
ROBLOX Corp., Class A *(a)(b) 30,530 1,766,466
Roche Holding AG (2)(a) 643 179,787
Ross Stores, Inc. 5,411 818,522
Royal Caribbean Cruises Ltd. (a)
(b) 999 230,459
Royal Gold, Inc. 2,864 377,618
RTX Corp. (a) 215 24,880
Salesforce, Inc. 2,438 815,097
Samsara, Inc., Class A *(a)(b) 1,245 54,394
Schlumberger NV (a)(b) 1,463 56,091
Schneider Electric SE (2)(a) 284 70,704
Scotts Miracle-Gro Co. (The) (a)(b) 358 23,750
Seagate Technology Holdings plc
(a)(b) 4,817 415,755
SentinelOne, Inc., Class A * 4,708 104,518
ServiceNow, Inc. *(a)(b) 551 584,126
Shell plc (2)(a) 60,462 1,884,661
INVESTMENTS SHARES VALUE ($)
United States - 39.3% (continued)
Signify NV (2)(c) 9,099 203,205
Skechers USA, Inc., Class A * 4,425 297,537
Skyworks Solutions, Inc. (a)(b) 711 63,051
SLM Corp. (a)(b) 10,223 281,950
Smartsheet, Inc., Class A * 34,574 1,937,181
Snap, Inc., Class A *(a)(b) 66,460 715,774
Snowflake, Inc., Class A *(a)(b) 6,966 1,075,620
Sotera Health Co. *(a)(b) 2,302 31,491
SS&C Technologies Holdings, Inc.
(a)(b) 1,732 131,251
State Street Corp. 2,835 278,255
Swiss Re AG (2) 7,803 1,130,144
Synchrony Financial (a)(b) 9,665 628,225
Tapestry, Inc. 19,055 1,244,863
Taylor Morrison Home Corp., Class
A * 971 59,435
TD SYNNEX Corp. 3,017 353,834
Tenet Healthcare Corp. * 5,456 688,711
Teradata Corp. *(a)(b) 7,672 238,983
Terex Corp. (a)(b) 1,463 67,620
Tesla, Inc. *(a)(b) 10,326 4,170,052
Texas Capital Bancshares, Inc.
*(a)(b) 4,260 333,132
Texas Roadhouse, Inc., Class A
(a)(b) 7,114 1,283,579
Textron, Inc. 3,706 283,472
Thermo Fisher Scientific, Inc. (a) 69 35,896
T-Mobile US, Inc. 4,321 953,774
Toll Brothers, Inc. 7,475 941,476
Trade Desk, Inc. (The), Class A
*(a)(b) 2,128 250,104
TransUnion (a) 8,830 818,629
Trimble, Inc. * 8,270 584,358
TripAdvisor, Inc. *(a)(b) 13,546 200,074
Twilio, Inc., Class A *(a)(b) 6,895 745,212
Uber Technologies, Inc. *(a)(b) 15,802 953,177
UiPath, Inc., Class A *(a)(b) 45,947 583,986
United Airlines Holdings, Inc. *(a) 1,386 134,581
United Therapeutics Corp. * 1,075 379,303
Universal Health Services, Inc.,
Class B 280 50,238
Unum Group 7,822 571,241
US Bancorp 3,205 153,295
Valero Energy Corp. 6,088 746,328
Valley National Bancorp (a)(b) 63,277 573,290
Veeva Systems, Inc., Class A * 483 101,551
VeriSign, Inc. * 1,138 235,520
Verizon Communications, Inc. (a) 5,296 211,787
Vertiv Holdings Co., Class A (a)(b) 11,772 1,337,417
Vestis Corp. 20,704 315,529
Visa, Inc., Class A 810 255,992
Walmart, Inc. 15,838 1,430,963
Walt Disney Co. (The) (a) 5,034 560,536
Wells Fargo & Co. (a) 6,102 428,604
Wendy's Co. (The) (a)(b) 7,622 124,239
Western Digital Corp. *(a)(b) 1,401 83,542
Western Union Co. (The) (a)(b) 27,139 287,673
Westinghouse Air Brake
Technologies Corp. 1,676 317,753
Willis Towers Watson plc 874 273,772

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 39.3% (continued)
Wingstop, Inc. (a)(b) 2,466 700,837
Woodward, Inc. 2,298 382,433
Workday, Inc., Class A *(a)(b) 1,699 438,393
Xcel Energy, Inc. (a) 6,515 439,893
Zions Bancorp NA 2,048 111,104
Zoom Communications, Inc., Class
A * 16,899 1,379,127
Zscaler, Inc. *(a)(b) 8,321 1,501,192
239,298,467
TOTAL COMMON STOCKS
(Cost $249,062,825) 318,824,980
PREFERRED STOCKS - 0.1%
Germany - 0 .1%
Volkswagen AG (Preference) (2)
(Cost $316,199) 3,612 333,262
PRINCIPAL
AMOUNT
FOREIGN GOVERNMENT SECURITIES - 8 .9%
French Republic
0.10%, 3/1/2029 (2)(d)(e) EUR 13,971,235 14,024,105
0.10%, 7/25/2031 (2)(d)(e) 6,988,130 6,851,647
0.10%, 3/1/2032 (2)(d)(e) 799,127 770,177
0.10%, 3/1/2036 (2)(d)(e) 6,602,314 5,985,567
0.10%, 7/25/2036 (2)(d)(e) 8,566,488 7,764,007
United Kingdom Gilt Inflation Linked
0.13%, 8/10/2031 (2)(d)(e) GBP 1,996,065 2,404,009
1.25%, 11/22/2032 (2)(d)(e) 4,498,400 5,789,974
0.75%, 11/22/2033 (2)(d)(e) 2,938,852 3,605,128
0.75%, 3/22/2034 (2)(d)(e) 4,205,975 5,124,614
0.13%, 11/22/2036 (2)(d)(e) 1,352,322 1,488,038
Cost: $56,942,277 $–
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $56,942,277) 53,807,266
U.S. TREASURY OBLIGATIONS - 12 .5%
U.S. Treasury Inflation Linked Notes
1.25%, 4/15/2028 (2)(d) $ 1,789,063 1,743,053
2.38%, 10/15/2028 (2)(d) 7,420,248 7,535,125
2.13%, 4/15/2029 (2)(d) 7,552,070 7,561,187
0.13%, 7/15/2030 (2)(d) 8,372,024 7,545,614
0.13%, 1/15/2031 (2)(d) 8,245,816 7,317,837
0.13%, 7/15/2031 (2)(d) 8,597,648 7,567,686
0.13%, 1/15/2032 (2)(d) 8,996,125 7,797,541
0.63%, 7/15/2032 (2)(d) 8,148,300 7,281,820
1.13%, 1/15/2033 (2)(d) 2,861,244 2,631,515
1.38%, 7/15/2033 (2)(d) 7,483,464 7,000,262
1.75%, 1/15/2034 (2)(d) 7,907,207 7,580,472
1.88%, 7/15/2034 (2)(d) 4,225,158 4,094,158
Cost: $76,874,224 $–
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $76,874,224) 75,656,270
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 30.5%
INVESTMENT COMPANIES - 22 .0%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 4.26%
(f)(g) 9,234,806 9,234,806
Limited Purpose Cash Investment
Fund, 4.47% (f) 124,445,065 124,420,176
TOTAL INVESTMENT COMPANIES
(Cost $133,624,591) 133,654,982
—
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 8 .5%
U.S. Treasury Bills
5.11%, 1/16/2025 (2)(h)(i) $ 7,944,000 7,930,915
4.41%, 5/22/2025 (2)(h)(i) 19,353,000 19,041,886
4.44%, 5/29/2025 (2)(h)(i) 9,188,000 9,032,462
4.40%, 6/5/2025 (2)(h)(i) 5,795,000 5,692,441
4.25%, 6/20/2025 (2)(h) 3,516,000 3,447,958
4.22%, 7/3/2025 (2)(h) 6,517,000 6,381,123
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $51,493,152) 51,526,785
—
TOTAL SHORT-TERM INVESTMENTS
(Cost $185,117,743) 185,181,767
TOTAL LONG POSITIONS
(Cost $568,313,268) 633,803,545
SHARES
SHORT POSITIONS - (12.3)%
COMMON STOCKS - (12.2)%
Australia - ( 0 .2 ) %
ALS Ltd. (2) (5,397) (50,236)
Domino's Pizza Enterprises Ltd. (2) (12,474) (226,962)
IDP Education Ltd. (2) (15,521) (120,887)
Liontown Resources Ltd. (2) (263,788) (85,338)
Lynas Rare Earths Ltd. (2) (109,518) (431,872)
Mineral Resources Ltd. (2) (13,822) (291,712)
NEXTDC Ltd. (2) (7,116) (66,200)
Treasury Wine Estates Ltd. (2) (11,913) (83,447)
Woodside Energy Group Ltd. (2) (6,553) (101,473)
(1,458,127)
Burkina Faso - ( 0 .0 ) % †
Endeavour Mining plc (2) (13,919) (248,628)
Canada - ( 0 .0 ) % †
Restaurant Brands International,
Inc. (2,848) (185,627)
Chile - ( 0 .1 ) %
Lundin Mining Corp. (97,629) (840,148)
Denmark - ( 0 .2 ) %
Coloplast A/S, Class B (2) (1,807) (197,979)
DSV A/S (2) (2,236) (476,191)
Zealand Pharma A/S (2) (4,715) (469,025)
(1,143,195)

Consolidated Schedule of Investments
December 31, 2024
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
France - ( 0 .2 ) %
Edenred SE (2) (12,251) (402,764)
Sartorius Stedim Biotech (2) (2,639) (515,210)
Ubisoft Entertainment SA (2) (40,925) (558,226)
(1,476,200)
Germany - ( 0 .0 ) % †
Infineon Technologies AG (2) (967) (31,565)
Italy - ( 0 .1 ) %
Davide Campari-Milano NV (2) (4,850) (30,353)
ERG SpA (2) (2,751) (56,021)
Moncler SpA (2) (7,232) (381,781)
Telecom Italia SpA (2) (119,536) (30,551)
(498,706)
Japan - ( 1 .5 ) %
Allegro MicroSystems, Inc. (8,563) (187,187)
Bridgestone Corp. (2) (1,000) (33,613)
Chugai Pharmaceutical Co. Ltd. (2) (7,200) (317,384)
Cosmo Energy Holdings Co. Ltd.
(2) (5,700) (251,629)
Denso Corp. (2) (26,500) (365,355)
Disco Corp. (2) (100) (26,528)
Eisai Co. Ltd. (2) (3,700) (100,750)
ENEOS Holdings, Inc. (2) (284,000) (1,489,907)
Ibiden Co. Ltd. (2) (1,100) (32,729)
Idemitsu Kosan Co. Ltd. (2) (144,000) (948,532)
Inpex Corp. (2) (19,300) (242,822)
Keisei Electric Railway Co. Ltd. (2) (30,600) (274,768)
Kubota Corp. (2) (37,700) (436,746)
Nippon Sanso Holdings Corp. (2) (19,200) (532,761)
Nissan Chemical Corp. (2) (800) (24,933)
Nitori Holdings Co. Ltd. (2) (1,400) (165,889)
Oriental Land Co. Ltd. (2) (18,900) (407,412)
Renesas Electronics Corp. (2) (89,400) (1,131,359)
Seibu Holdings, Inc. (2) (9,200) (187,153)
Suzuki Motor Corp. (2) (23,300) (261,061)
Sysmex Corp. (2) (1,400) (25,669)
Toyota Motor Corp. (2) (14,200) (277,258)
Yamaha Motor Co. Ltd. (2) (56,800) (500,448)
Yaskawa Electric Corp. (2) (1,100) (28,072)
(8,249,965)
Netherlands - ( 0 .2 ) %
Adyen NV (2)(c) (278) (413,130)
IMCD NV (2) (218) (32,397)
OCI NV (2) (6,936) (77,687)
Universal Music Group NV (2) (20,998) (537,110)
(1,060,324)
Poland - ( 0 .0 ) % †
InPost SA (2) (3,061) (52,258)
South Africa - ( 0 .0 ) % †
Anglo American plc (2) (804) (23,772)
Spain - ( 0 .0 ) % †
Acciona SA (2) (231) (25,995)
Cellnex Telecom SA (2)(c) (5,101) (161,123)
(187,118)
INVESTMENTS SHARES VALUE ($)
Sweden - ( 0 .1 ) %
Axfood AB (10,326) (218,394)
Beijer Ref AB, Class B (2) (1,753) (25,871)
Epiroc AB, Class A (2) (3,453) (60,178)
EQT AB (2) (3,162) (87,410)
Lifco AB, Class B (2) (5,223) (151,385)
(543,238)
Switzerland - ( 0 .1 ) %
Bachem Holding AG, Class B (2) (344) (21,999)
Barry Callebaut AG (Registered)
(2) (137) (182,410)
SIG Group AG (2) (13,776) (272,393)
Straumann Holding AG
(Registered) (2) (343) (43,205)
Tecan Group AG (Registered) (2) (109) (24,292)
(544,299)
United Kingdom - ( 0 .2 ) %
Burberry Group plc (2) (30,016) (367,068)
JD Sports Fashion plc (2) (415,218) (496,287)
Wise plc, Class A (2) (18,672) (248,177)
(1,111,532)
United States - ( 9 .3 ) %
10X Genomics, Inc., Class A (10,472) (150,378)
Acadia Healthcare Co., Inc. (3,951) (156,657)
Advance Auto Parts, Inc. (8,654) (409,248)
AGCO Corp. (2,934) (274,270)
Albemarle Corp. (3,651) (314,278)
Amentum Holdings, Inc. (13,977) (293,936)
API Group Corp. (3,459) (124,420)
AppLovin Corp., Class A (694) (224,738)
Arrowhead Pharmaceuticals, Inc. (28,500) (535,800)
Avis Budget Group, Inc. (2,209) (178,067)
Azenta, Inc. (17,800) (890,000)
Bath & Body Works, Inc. (2,134) (82,735)
Bentley Systems, Inc., Class B (653) (30,495)
Biogen, Inc. (587) (89,764)
Bio-Techne Corp. (2,772) (199,667)
Blue Owl Capital, Inc., Class A (6,331) (147,259)
Boeing Co. (The) (9,381) (1,660,437)
BRP, Inc. (15,429) (785,806)
Brunswick Corp. (3,821) (247,142)
Capri Holdings Ltd. (19,441) (409,427)
Casey's General Stores, Inc. (140) (55,472)
Celanese Corp., Class A (4,155) (287,568)
Certara, Inc. (19,534) (208,037)
Chart Industries, Inc. (626) (119,466)
Chemours Co. (The) (14,712) (248,633)
Churchill Downs, Inc. (6,443) (860,398)
Clarivate plc (257,619) (1,308,705)
Clearway Energy, Inc., Class C (3,473) (90,298)
Core & Main, Inc., Class A (17,971) (914,904)
Coty, Inc., Class A (15,987) (111,270)
Crocs, Inc. (930) (101,863)
Dollar Tree, Inc. (13,650) (1,022,931)
Elanco Animal Health, Inc. (10,811) (130,921)
Elastic NV (511) (50,630)
elf Beauty, Inc. (761) (95,544)
Envista Holdings Corp. (6,970) (134,451)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (9.3)% (continued)
Erie Indemnity Co., Class A (198) (81,622)
First Citizens BancShares, Inc.,
Class A (449) (948,746)
First Hawaiian, Inc. (8,815) (228,749)
First Solar, Inc. (4,342) (765,234)
Five9, Inc. (5,511) (223,967)
Flagstar Financial, Inc. (66,340) (618,952)
Floor & Decor Holdings, Inc., Class
A (8,520) (849,444)
FNB Corp. (18,127) (267,917)
Fortrea Holdings, Inc. (9,413) (175,552)
GCI Liberty, Inc. Escrow, Class
A (3) (114) –
Globus Medical, Inc., Class A (3,926) (324,719)
Harley-Davidson, Inc. (4,620) (139,201)
Hilton Grand Vacations, Inc. (11,077) (431,449)
Hyatt Hotels Corp., Class A (6,057) (950,828)
IAC, Inc. (582) (25,107)
Ingersoll Rand, Inc. (1,880) (170,065)
Insperity, Inc. (15,881) (1,230,936)
Ionis Pharmaceuticals, Inc. (67,591) (2,362,981)
Kinsale Capital Group, Inc. (163) (75,816)
Lamb Weston Holdings, Inc. (755) (50,457)
Lattice Semiconductor Corp. (15,815) (895,920)
Liberty Broadband Corp., Class C (295) (22,054)
Lithia Motors, Inc., Class A (253) (90,430)
Lucid Group, Inc. (225,929) (682,306)
Lumentum Holdings, Inc. (5,379) (451,567)
Macy's, Inc. (17,871) (302,556)
Maplebear, Inc. (18,813) (779,234)
Masimo Corp. (1,778) (293,903)
Match Group, Inc. (789) (25,808)
MGM Resorts International (5,925) (205,301)
Moderna, Inc. (31,259) (1,299,749)
MP Materials Corp. (17,062) (266,167)
MSC Industrial Direct Co., Inc.,
Class A (591) (44,142)
Neogen Corp. (127,235) (1,544,633)
New Fortress Energy, Inc. (42,948) (649,374)
NEXTracker, Inc., Class A (10,502) (383,638)
Novanta, Inc. (898) (137,187)
nVent Electric plc (1,093) (74,499)
Old National Bancorp (65,622) (1,424,326)
Ollie's Bargain Outlet Holdings,
Inc. (1,475) (161,852)
Option Care Health, Inc. (7,647) (177,410)
Ormat Technologies, Inc. (27,409) (1,856,137)
Paramount Global, Class B (50,254) (525,657)
Park Hotels & Resorts, Inc., REIT (13,967) (196,516)
Paycor HCM, Inc. (4,782) (88,802)
Penn Entertainment, Inc. (47,979) (950,944)
Perrigo Co. plc (20,446) (525,667)
Plug Power, Inc. (75,821) (161,499)
Pool Corp. (2,459) (838,371)
Quanta Services, Inc. (7,936) (2,508,174)
QuantumScape Corp. (263,665) (1,368,421)
Repligen Corp. (2,325) (334,661)
RH (88) (34,636)
Rivian Automotive, Inc., Class A (32,790) (436,107)
Rocket Cos., Inc., Class A (29,118) (327,869)
INVESTMENTS SHARES VALUE ($)
United States - (9.3)% (continued)
Rockwell Automation, Inc. (1,467) (419,254)
Roivant Sciences Ltd. (42,798) (506,300)
Saia, Inc. (749) (341,342)
Shift4 Payments, Inc., Class A (3,033) (314,765)
Silicon Laboratories, Inc. (1,387) (172,293)
Simpson Manufacturing Co., Inc. (306) (50,744)
SoFi Technologies, Inc. (3,615) (55,671)
SouthState Corp. (490) (48,745)
Southwest Airlines Co. (27,807) (934,871)
Starbucks Corp. (1,136) (103,660)
Super Micro Computer, Inc. (53,588) (1,633,362)
Tempur Sealy International, Inc. (2,682) (152,043)
Thor Industries, Inc. (7,754) (742,135)
Toast, Inc., Class A (19,581) (713,727)
TopBuild Corp. (505) (157,227)
TPG, Inc. (6,647) (417,697)
TXNM Energy, Inc. (19,092) (938,754)
Under Armour, Inc., Class A (115,876) (959,453)
Unity Software, Inc. (12,751) (286,515)
Valvoline, Inc. (717) (25,941)
Viking Therapeutics, Inc. (20,584) (828,300)
Vishay Intertechnology, Inc. (21,504) (364,278)
Vornado Realty Trust, REIT (26,020) (1,093,881)
Walgreens Boots Alliance, Inc. (99,466) (928,018)
West Pharmaceutical Services,
Inc. (718) (235,188)
WillScot Holdings Corp. (6,815) (227,962)
Wolfspeed, Inc. (70,303) (468,218)
ZoomInfo Technologies, Inc., Class
A (2,317) (24,352)
(56,077,570)
Zambia - ( 0 .0 ) % †
First Quantum Minerals Ltd. (12,967) (167,156)
TOTAL COMMON STOCKS
(Proceeds $(83,639,186)) (73,899,428)
PREFERRED STOCKS - (0.1)%
Germany - ( 0 .1 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(c) (8,460) (512,671)
Sartorius AG (Preference) (2) (652) (144,896)
TOTAL PREFERRED STOCKS
(Proceeds $(1,043,171)) (657,567)

Consolidated Schedule of Investments
December 31, 2024
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS
NO. OF
WARRANTS VALUE ($)
WARRANTS - 0.0%
Canada - 0 .0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)
(Proceeds $–) (97) –
TOTAL SHORT POSITIONS
(Proceeds $(84,682,357)) (74,556,995)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 92.2%
(Cost $483,630,911) 559,246,550
OTHER ASSETS IN EXCESS OF
LIABILITIES - 7.8% ‡ 47,563,346
NET ASSETS - 100.0% 606,809,896
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 23,313,978 3 .8%
Consumer Discretionary 27,772,972 4 .6
Consumer Staples 6,728,269 1 .1
Energy 10,926,467 1 .8
Financials 51,763,962 8 .5
Foreign Government Securities 53,807,266 8 .9
Health Care 20,050,910 3 .3
Industrials 22,743,226 3 .8
Information Technology 81,907,680 13 .5
Materials 2,073,615 0 .3
Real Estate (883,332) ( 0 .1 )
Utilities (1,796,500) ( 0 .3 )
Investment Companies 133,654,982 22 .0
U.S. Treasury Obligations 127,183,055 21 .0
Total Investments In Securities
At Value 559,246,550 92 .2
Other Assets in Excess of
Liabilities ‡ 47,563,346 7 .8
Net Assets
$ 606,809,896 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at December
31, 2024 amounted to $80,236,478, which is inclusive of rehypothecated amounts disclosed below.
(b) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at December 31, 2024 amounted to $65,218,273.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2024 amounted to $1,219,877, which represents 0.20%
of net assets of the Fund.
(d) Inflation protected security.
(e) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at December 31,
2024 amounted to $53,807,266, which represents 8.87% of net assets of the Fund.
(f) Represents 7-day effective yield as of December 31, 2024.
(g) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(h) The rate shown was the effective yield at the date of purchase.
(i) All or a portion of the security pledged as collateral for swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 5).
Total return swap contracts outstanding as of December 31, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CORRA plus or
minus a specified
spread (-0.20%)
Monthly MSCS 03/19/2025 CAD (3,676,388) $ 89,571

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI France Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (0.26%)
Monthly BANA 03/19/2025 EUR (5,700,021) $ 44,095
Total unrealized appreciation 133,666
Amsterdam
Exchange Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MSCS 01/17/2025 EUR 2,465,512 (42,764)
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
Monthly MLIN 03/21/2025 CHF 14,571,900 (68,525)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.40%)
Increases in
total return of
reference entity
Monthly BANA 03/19/2025 HKD 31,492,270 (119,999)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.49%)
Increases in
total return of
reference entity
Monthly BANA 03/19/2025 EUR 4,681,499 (83,791)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.63%)
Increases in
total return of
reference entity
Monthly BANA 03/19/2025 EUR 2,759,936 (45,902)
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (0.69%)
Increases in
total return of
reference entity
Monthly BANA 03/19/2025 SEK 19,857,508 (65,688)

Consolidated Schedule of Investments
December 31, 2024
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (0.64%)
Increases in
total return of
reference entity
Monthly BANA 03/19/2025 CHF 2,813,576 $ (23,012)
Total unrealized depreciation (449,681)
Net unrealized depreciation $ (316,015)
Futures contracts outstanding as of December 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Feeder Cattle 1 1/2025 USD $ 131,513 $ 8,890
Hang Seng Index 1 1/2025 HKD 129,316 1,252
IBEX 35 Index 155 1/2025 EUR 18,603,068 (49,592)
LME Aluminum Base Metal 2 1/2025 USD 126,928 (4,183)
LME Aluminum Base Metal 2 1/2025 USD 126,220 (5,663)
LME Aluminum Base Metal 3 1/2025 USD 190,184 (4,805)
LME Aluminum Base Metal 3 1/2025 USD 189,833 (3,874)
LME Aluminum Base Metal 4 1/2025 USD 253,960 (11,631)
LME Aluminum Base Metal 4 1/2025 USD 254,112 (12,029)
LME Aluminum Base Metal 4 1/2025 USD 253,908 (9,698)
LME Aluminum Base Metal 5 1/2025 USD 317,060 (6,988)
LME Aluminum Base Metal 9 1/2025 USD 571,527 (23,699)
LME Aluminum Base Metal 9 1/2025 USD 570,708 (7,893)
LME Aluminum Base Metal 11 1/2025 USD 698,946 (23,310)
LME Aluminum Base Metal 13 1/2025 USD 823,219 (19,866)
LME Copper Base Metal 1 1/2025 USD 216,492 (31,701)
LME Copper Base Metal 1 1/2025 USD 216,831 (21,833)
LME Copper Base Metal 1 1/2025 USD 216,317 (31,918)
LME Copper Base Metal 1 1/2025 USD 217,112 (20,953)
LME Copper Base Metal 2 1/2025 USD 434,289 (41,866)
LME Copper Base Metal 2 1/2025 USD 433,662 (47,706)
LME Copper Base Metal 2 1/2025 USD 434,787 (46,561)
LME Copper Base Metal 3 1/2025 USD 650,492 (59,766)
LME Copper Base Metal 5 1/2025 USD 1,087,205 (109,102)
LME Copper Base Metal 7 1/2025 USD 1,516,246 (180,823)
LME Lead Base Metal 1 1/2025 USD 48,280 (3,123)
LME Lead Base Metal 1 1/2025 USD 48,126 (5,281)
LME Lead Base Metal 1 1/2025 USD 48,349 (1,779)
LME Lead Base Metal 1 1/2025 USD 48,280 (3,648)
LME Lead Base Metal 2 1/2025 USD 96,560 (6,646)
LME Lead Base Metal 3 1/2025 USD 144,839 (11,244)
LME Lead Base Metal 3 1/2025 USD 144,617 (12,928)
LME Lead Base Metal 5 1/2025 USD 240,064 (25,272)
LME Lead Base Metal 6 1/2025 USD 289,679 (21,012)
LME Lead Base Metal 6 1/2025 USD 289,425 (19,964)
LME Nickel Base Metal 1 1/2025 USD 90,840 (13,590)
LME Nickel Base Metal 1 1/2025 USD 90,855 (13,301)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 1 1/2025 USD $ 90,963 $ (8,158)
LME Nickel Base Metal 2 1/2025 USD 181,456 (35,889)
LME Nickel Base Metal 2 1/2025 USD 182,247 (7,153)
LME Nickel Base Metal 3 1/2025 USD 272,231 (46,139)
LME Nickel Base Metal 3 1/2025 USD 272,492 (44,517)
LME Nickel Base Metal 4 1/2025 USD 363,059 (58,443)
LME Zinc Base Metal 1 1/2025 USD 74,011 (1,408)
LME Zinc Base Metal 1 1/2025 USD 74,101 (2,702)
LME Zinc Base Metal 1 1/2025 USD 73,940 (4,219)
LME Zinc Base Metal 1 1/2025 USD 74,060 (4,193)
LME Zinc Base Metal 6 1/2025 USD 443,954 (21,034)
Natural Gas 11 1/2025 USD 399,630 37,537
OMXS30 Index 712 1/2025 SEK 15,979,031 (412,968)
WTI Crude Oil 158 1/2025 USD 11,331,760 300,956
100 oz Gold 69 2/2025 USD 18,222,900 (402,976)
Brent Crude Oil 167 2/2025 USD 12,398,080 343,419
Lean Hogs 36 2/2025 USD 1,170,720 (63,228)
Live Cattle 46 2/2025 USD 3,525,440 90,781
LME Aluminum Base Metal 1 2/2025 USD 63,646 (1,857)
LME Aluminum Base Metal 1 2/2025 USD 63,666 (2,499)
LME Aluminum Base Metal 1 2/2025 USD 63,671 (1,912)
LME Aluminum Base Metal 2 2/2025 USD 127,341 (786)
LME Aluminum Base Metal 4 2/2025 USD 254,507 (6,231)
LME Aluminum Base Metal 5 2/2025 USD 318,096 (13,166)
LME Aluminum Base Metal 8 2/2025 USD 509,072 (25,422)
LME Aluminum Base Metal 11 2/2025 USD 699,732 (19,224)
LME Copper Base Metal 1 2/2025 USD 217,978 (6,425)
LME Copper Base Metal 1 2/2025 USD 218,167 (8,186)
LME Copper Base Metal 3 2/2025 USD 653,038 (61,252)
LME Copper Base Metal 4 2/2025 USD 871,312 (44,652)
LME Copper Base Metal 4 2/2025 USD 870,309 (93,052)
LME Copper Base Metal 5 2/2025 USD 1,088,226 (108,837)
LME Copper Base Metal 10 2/2025 USD 2,179,730 (80,871)
LME Lead Base Metal 1 2/2025 USD 48,388 (2,789)
LME Lead Base Metal 1 2/2025 USD 48,405 (2,328)
LME Lead Base Metal 2 2/2025 USD 97,027 (1,979)
LME Lead Base Metal 2 2/2025 USD 96,929 (5,076)
LME Lead Base Metal 3 2/2025 USD 145,415 (2,868)
LME Lead Base Metal 3 2/2025 USD 145,365 (6,481)
LME Lead Base Metal 4 2/2025 USD 193,653 (10,758)
LME Lead Base Metal 5 2/2025 USD 242,160 (9,410)
LME Nickel Base Metal 1 2/2025 USD 91,421 (3,322)
LME Nickel Base Metal 1 2/2025 USD 91,291 (4,802)
LME Nickel Base Metal 1 2/2025 USD 91,404 (5,000)
LME Nickel Base Metal 1 2/2025 USD 91,179 (4,584)
LME Nickel Base Metal 2 2/2025 USD 182,610 (8,196)
LME Nickel Base Metal 3 2/2025 USD 274,162 (11,480)
LME Nickel Base Metal 3 2/2025 USD 273,622 (15,603)
LME Zinc Base Metal 1 2/2025 USD 74,277 783
LME Zinc Base Metal 1 2/2025 USD 74,297 1,331
LME Zinc Base Metal 3 2/2025 USD 222,861 2,445
LME Zinc Base Metal 3 2/2025 USD 222,500 (8,134)
LME Zinc Base Metal 3 2/2025 USD 222,449 (6,610)
LME Zinc Base Metal 4 2/2025 USD 296,800 (5,248)
Low Sulphur Gasoil 24 2/2025 USD 1,660,200 64,936
Natural Gas 36 2/2025 USD 1,115,280 75,950
NY Harbor ULSD 36 2/2025 USD 3,469,133 116,708

Consolidated Schedule of Investments
December 31, 2024
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
RBOB Gasoline 44 2/2025 USD $ 3,749,777 $ 109,477
Sugar No. 11 307 2/2025 USD 6,622,358 (575,361)
WTI Crude Oil 141 2/2025 USD 10,046,250 223,100
Australia 10 Year Bond 1,070 3/2025 AUD 74,783,289 (955,900)
Australia 3 Year Bond 125 3/2025 AUD 8,212,947 (19,327)
Cocoa 1 3/2025 GBP 114,461 6,500
Cocoa 15 3/2025 USD 1,751,250 693,061
Coffee 'C' 40 3/2025 USD 4,796,250 611,176
Corn 402 3/2025 USD 9,215,850 384,304
Cotton No. 2 18 3/2025 USD 615,600 (10,558)
Euro STOXX 50 Index 157 3/2025 EUR 7,937,895 (123,773)
Euro-Bobl 175 3/2025 EUR 21,354,048 (218,650)
Euro-BTP 123 3/2025 EUR 15,276,405 (274,670)
Euro-Buxl 47 3/2025 EUR 6,436,150 (358,528)
Euro-OAT 155 3/2025 EUR 19,803,070 (403,560)
Euro-Schatz 25 3/2025 EUR 2,769,992 (4,811)
Feeder Cattle 4 3/2025 USD 525,950 19,575
FTSE/MIB Index 283 3/2025 EUR 50,274,462 (626,157)
LME Aluminum Base Metal 2 3/2025 USD 127,581 (625)
LME Aluminum Base Metal 2 3/2025 USD 127,731 1,021
LME Aluminum Base Metal 2 3/2025 USD 127,786 (2,673)
LME Aluminum Base Metal 2 3/2025 USD 127,774 (1,946)
LME Aluminum Base Metal 2 3/2025 USD 127,596 (3,750)
LME Aluminum Base Metal 3 3/2025 USD 191,597 (3,790)
LME Aluminum Base Metal 4 3/2025 USD 255,277 (8,757)
LME Aluminum Base Metal 6 3/2025 USD 382,661 (7,577)
LME Aluminum Base Metal 8 3/2025 USD 511,124 (1,903)
LME Aluminum Base Metal 9 3/2025 USD 574,463 (11,459)
LME Aluminum Base Metal 177 3/2025 USD 11,305,742 (293,306)
LME Copper Base Metal 1 3/2025 USD 218,705 (11,298)
LME Copper Base Metal 1 3/2025 USD 218,843 (7,285)
LME Copper Base Metal 1 3/2025 USD 218,422 (8,806)
LME Copper Base Metal 1 3/2025 USD 219,063 (4,800)
LME Copper Base Metal 2 3/2025 USD 437,339 (22,116)
LME Copper Base Metal 2 3/2025 USD 438,400 (6,255)
LME Copper Base Metal 3 3/2025 USD 655,159 (25,974)
LME Copper Base Metal 3 3/2025 USD 656,228 (26,130)
LME Copper Base Metal 3 3/2025 USD 655,371 (27,362)
LME Copper Base Metal 7 3/2025 USD 1,532,510 (36,900)
LME Copper Base Metal 15 3/2025 USD 3,277,388 (149,535)
LME Copper Base Metal 78 3/2025 USD 17,070,690 (1,819,430)
LME Lead Base Metal 1 3/2025 USD 48,732 (896)
LME Lead Base Metal 1 3/2025 USD 48,800 (5)
LME Lead Base Metal 1 3/2025 USD 48,704 (1,674)
LME Lead Base Metal 1 3/2025 USD 48,691 (662)
LME Lead Base Metal 1 3/2025 USD 48,613 (2,908)
LME Lead Base Metal 2 3/2025 USD 97,045 (7,661)
LME Lead Base Metal 2 3/2025 USD 97,255 (4,100)
LME Lead Base Metal 2 3/2025 USD 97,195 (6,011)
LME Lead Base Metal 2 3/2025 USD 97,286 (2,919)
LME Lead Base Metal 2 3/2025 USD 97,407 (1,348)
LME Lead Base Metal 3 3/2025 USD 145,547 (9,561)
LME Lead Base Metal 3 3/2025 USD 145,526 (8,907)
LME Lead Base Metal 41 3/2025 USD 1,996,844 (134,832)
LME Nickel Base Metal 1 3/2025 USD 91,711 (2,930)
LME Nickel Base Metal 1 3/2025 USD 91,757 (4,395)
LME Nickel Base Metal 1 3/2025 USD 91,916 317

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 2 3/2025 USD $ 183,285 $ (9,553)
LME Nickel Base Metal 2 3/2025 USD 183,646 520
LME Nickel Base Metal 2 3/2025 USD 183,182 (8,824)
LME Nickel Base Metal 2 3/2025 USD 183,492 (10,597)
LME Nickel Base Metal 2 3/2025 USD 183,457 (5,973)
LME Nickel Base Metal 16 3/2025 USD 1,469,121 (148,788)
LME Zinc Base Metal 1 3/2025 USD 74,504 (611)
LME Zinc Base Metal 1 3/2025 USD 74,335 (3,591)
LME Zinc Base Metal 1 3/2025 USD 74,463 (1,662)
LME Zinc Base Metal 3 3/2025 USD 223,454 (4,480)
LME Zinc Base Metal 3 3/2025 USD 223,004 (9,019)
LME Zinc Base Metal 4 3/2025 USD 297,389 (11,291)
LME Zinc Base Metal 4 3/2025 USD 297,750 842
LME Zinc Base Metal 4 3/2025 USD 297,339 (11,164)
LME Zinc Base Metal 66 3/2025 USD 4,917,561 (167,742)
Long Gilt 427 3/2025 GBP 49,404,155 (935,690)
Low Sulphur Gasoil 65 3/2025 USD 4,472,000 132,213
Russell 2000 E-Mini Index 14 3/2025 USD 1,574,860 (92,137)
S&P 500 E-Mini Index 5 3/2025 USD 1,483,938 (36,882)
S&P Midcap 400 E-Mini Index 10 3/2025 USD 3,146,700 (161,207)
Silver 21 3/2025 USD 3,070,410 (178,819)
Soybean 188 3/2025 USD 9,498,700 154,735
Soybean Meal 104 3/2025 USD 3,295,760 214,371
Soybean Oil 71 3/2025 USD 1,719,336 (32,627)
U.S. Treasury 10 Year Note 1,186 3/2025 USD 128,977,500 (1,361,390)
U.S. Treasury 2 Year Note 55 3/2025 USD 11,308,945 (12,730)
U.S. Treasury 5 Year Note 391 3/2025 USD 41,571,242 (226,157)
U.S. Treasury Long Bond 182 3/2025 USD 20,696,813 (539,483)
U.S. Treasury Ultra Bond 99 3/2025 USD 11,740,781 (429,013)
100 oz Gold 17 4/2025 USD 4,532,200 10,539
Live Cattle 11 4/2025 USD 854,810 2,635
Total of long contracts (9,647,152)
Short Contracts
Brent Crude Oil (18) 1/2025 USD (1,343,520) (21,573)
CAC 40 10 Euro Index (449) 1/2025 EUR (34,345,062) (46,808)
LME Aluminum Base Metal (2) 1/2025 USD (126,220) 5,612
LME Aluminum Base Metal (2) 1/2025 USD (126,928) 4,666
LME Aluminum Base Metal (3) 1/2025 USD (189,833) 3,752
LME Aluminum Base Metal (3) 1/2025 USD (190,184) 4,508
LME Aluminum Base Metal (4) 1/2025 USD (253,908) 9,906
LME Aluminum Base Metal (4) 1/2025 USD (254,112) 12,878
LME Aluminum Base Metal (4) 1/2025 USD (253,960) 13,228
LME Aluminum Base Metal (5) 1/2025 USD (317,060) 7,925
LME Aluminum Base Metal (9) 1/2025 USD (570,708) 6,371
LME Aluminum Base Metal (9) 1/2025 USD (571,527) 18,344
LME Aluminum Base Metal (11) 1/2025 USD (698,946) 26,197
LME Aluminum Base Metal (13) 1/2025 USD (823,219) 16,722
LME Copper Base Metal (1) 1/2025 USD (216,317) 32,181
LME Copper Base Metal (1) 1/2025 USD (216,492) 31,906
LME Copper Base Metal (1) 1/2025 USD (217,112) 20,744
LME Copper Base Metal (1) 1/2025 USD (216,831) 21,973
LME Copper Base Metal (2) 1/2025 USD (434,289) 42,138
LME Copper Base Metal (2) 1/2025 USD (434,787) 44,176
LME Copper Base Metal (2) 1/2025 USD (433,662) 46,779
LME Copper Base Metal (3) 1/2025 USD (650,492) 61,149
LME Copper Base Metal (5) 1/2025 USD (1,087,205) 104,798
LME Copper Base Metal (7) 1/2025 USD (1,516,246) 181,571

Consolidated Schedule of Investments
December 31, 2024
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (1) 1/2025 USD $ (48,280) $ 3,505
LME Lead Base Metal (1) 1/2025 USD (48,349) 1,517
LME Lead Base Metal (1) 1/2025 USD (48,280) 3,064
LME Lead Base Metal (1) 1/2025 USD (48,126) 5,446
LME Lead Base Metal (2) 1/2025 USD (96,560) 6,421
LME Lead Base Metal (3) 1/2025 USD (144,839) 10,669
LME Lead Base Metal (3) 1/2025 USD (144,617) 12,832
LME Lead Base Metal (5) 1/2025 USD (240,064) 25,179
LME Lead Base Metal (6) 1/2025 USD (289,679) 21,173
LME Lead Base Metal (6) 1/2025 USD (289,425) 18,609
LME Nickel Base Metal (1) 1/2025 USD (90,855) 13,422
LME Nickel Base Metal (1) 1/2025 USD (90,840) 13,257
LME Nickel Base Metal (1) 1/2025 USD (90,963) 8,784
LME Nickel Base Metal (2) 1/2025 USD (182,247) 7,468
LME Nickel Base Metal (2) 1/2025 USD (181,456) 35,654
LME Nickel Base Metal (3) 1/2025 USD (272,492) 43,669
LME Nickel Base Metal (3) 1/2025 USD (272,231) 44,785
LME Nickel Base Metal (4) 1/2025 USD (363,059) 57,830
LME Zinc Base Metal (1) 1/2025 USD (74,101) 3,318
LME Zinc Base Metal (1) 1/2025 USD (74,060) 4,240
LME Zinc Base Metal (1) 1/2025 USD (74,011) 1,176
LME Zinc Base Metal (1) 1/2025 USD (73,940) 4,076
LME Zinc Base Metal (6) 1/2025 USD (443,954) 16,930
NY Harbor ULSD (40) 1/2025 USD (3,891,552) (131,496)
RBOB Gasoline (44) 1/2025 USD (3,713,002) (120,523)
LME Aluminum Base Metal (1) 2/2025 USD (63,646) 1,923
LME Aluminum Base Metal (1) 2/2025 USD (63,666) 2,597
LME Aluminum Base Metal (1) 2/2025 USD (63,671) 1,978
LME Aluminum Base Metal (2) 2/2025 USD (127,341) 353
LME Aluminum Base Metal (4) 2/2025 USD (254,507) 9,486
LME Aluminum Base Metal (5) 2/2025 USD (318,096) 12,485
LME Aluminum Base Metal (8) 2/2025 USD (509,072) 21,443
LME Aluminum Base Metal (11) 2/2025 USD (699,732) 17,999
LME Copper Base Metal (1) 2/2025 USD (217,978) 6,511
LME Copper Base Metal (1) 2/2025 USD (218,167) 8,179
LME Copper Base Metal (3) 2/2025 USD (653,038) 59,754
LME Copper Base Metal (4) 2/2025 USD (871,312) 42,927
LME Copper Base Metal (4) 2/2025 USD (870,309) 95,627
LME Copper Base Metal (5) 2/2025 USD (1,088,226) 93,309
LME Copper Base Metal (10) 2/2025 USD (2,179,730) 85,583
LME Lead Base Metal (1) 2/2025 USD (48,388) 2,813
LME Lead Base Metal (1) 2/2025 USD (48,405) 2,405
LME Lead Base Metal (2) 2/2025 USD (97,027) 2,502
LME Lead Base Metal (2) 2/2025 USD (96,929) 4,566
LME Lead Base Metal (3) 2/2025 USD (145,415) 2,449
LME Lead Base Metal (3) 2/2025 USD (145,365) 6,546
LME Lead Base Metal (4) 2/2025 USD (193,653) 10,321
LME Lead Base Metal (5) 2/2025 USD (242,160) 8,769
LME Nickel Base Metal (1) 2/2025 USD (91,404) 4,743
LME Nickel Base Metal (1) 2/2025 USD (91,421) 3,896
LME Nickel Base Metal (1) 2/2025 USD (91,291) 4,539
LME Nickel Base Metal (1) 2/2025 USD (91,179) 4,518
LME Nickel Base Metal (2) 2/2025 USD (182,610) 7,353
LME Nickel Base Metal (3) 2/2025 USD (274,162) 11,772
LME Nickel Base Metal (3) 2/2025 USD (273,622) 16,799
LME Zinc Base Metal (1) 2/2025 USD (74,297) (2,075)
LME Zinc Base Metal (1) 2/2025 USD (74,277) (980)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (3) 2/2025 USD $ (222,449) $ 5,794
LME Zinc Base Metal (3) 2/2025 USD (222,500) 8,390
LME Zinc Base Metal (3) 2/2025 USD (222,861) (3,660)
LME Zinc Base Metal (4) 2/2025 USD (296,800) 6,674
Canada 10 Year Bond (166) 3/2025 CAD (14,165,056) (105,763)
Copper (3) 3/2025 USD (301,988) 10,312
DAX Index (25) 3/2025 EUR (12,981,790) 273,557
Euro-Bund (288) 3/2025 EUR (39,757,746) 239,179
FTSE 100 Index (85) 3/2025 GBP (8,704,993) 75,230
Japan 10 Year Bond (97) 3/2025 JPY (87,620,261) 123,424
KC HRW Wheat (28) 3/2025 USD (782,950) (6,756)
LME Aluminum Base Metal (2) 3/2025 USD (127,774) 1,271
LME Aluminum Base Metal (2) 3/2025 USD (127,731) (837)
LME Aluminum Base Metal (2) 3/2025 USD (127,786) 2,708
LME Aluminum Base Metal (2) 3/2025 USD (127,596) 3,123
LME Aluminum Base Metal (2) 3/2025 USD (127,581) 590
LME Aluminum Base Metal (3) 3/2025 USD (191,597) 3,376
LME Aluminum Base Metal (4) 3/2025 USD (255,277) 8,211
LME Aluminum Base Metal (4) 3/2025 USD (255,497) 4,898
LME Aluminum Base Metal (6) 3/2025 USD (382,661) 8,747
LME Aluminum Base Metal (8) 3/2025 USD (511,124) 2,193
LME Aluminum Base Metal (9) 3/2025 USD (574,463) 14,085
LME Copper Base Metal (1) 3/2025 USD (218,422) 8,853
LME Copper Base Metal (1) 3/2025 USD (218,705) 10,287
LME Copper Base Metal (1) 3/2025 USD (218,843) 7,708
LME Copper Base Metal (1) 3/2025 USD (219,063) 4,842
LME Copper Base Metal (2) 3/2025 USD (438,400) 3,824
LME Copper Base Metal (2) 3/2025 USD (437,339) 22,242
LME Copper Base Metal (3) 3/2025 USD (655,159) 26,280
LME Copper Base Metal (3) 3/2025 USD (656,228) 24,841
LME Copper Base Metal (3) 3/2025 USD (655,371) 26,549
LME Copper Base Metal (7) 3/2025 USD (1,532,510) 35,499
LME Copper Base Metal (15) 3/2025 USD (3,277,388) 155,573
LME Copper Base Metal (69) 3/2025 USD (15,100,995) 595,162
LME Lead Base Metal (1) 3/2025 USD (48,800) (128)
LME Lead Base Metal (1) 3/2025 USD (48,691) 730
LME Lead Base Metal (1) 3/2025 USD (48,704) 1,616
LME Lead Base Metal (1) 3/2025 USD (48,613) 2,935
LME Lead Base Metal (1) 3/2025 USD (48,732) 890
LME Lead Base Metal (2) 3/2025 USD (97,407) 1,307
LME Lead Base Metal (2) 3/2025 USD (97,255) 3,794
LME Lead Base Metal (2) 3/2025 USD (97,195) 6,015
LME Lead Base Metal (2) 3/2025 USD (97,045) 7,666
LME Lead Base Metal (2) 3/2025 USD (97,286) 3,009
LME Lead Base Metal (3) 3/2025 USD (145,526) 9,185
LME Lead Base Metal (3) 3/2025 USD (145,547) 10,224
LME Lead Base Metal (18) 3/2025 USD (876,663) 35,721
LME Nickel Base Metal (1) 3/2025 USD (91,916) (354)
LME Nickel Base Metal (1) 3/2025 USD (91,711) 3,386
LME Nickel Base Metal (1) 3/2025 USD (91,757) 4,630
LME Nickel Base Metal (2) 3/2025 USD (183,457) 5,897
LME Nickel Base Metal (2) 3/2025 USD (183,646) (764)
LME Nickel Base Metal (2) 3/2025 USD (183,182) 8,749
LME Nickel Base Metal (2) 3/2025 USD (183,492) 10,423
LME Nickel Base Metal (2) 3/2025 USD (183,285) 8,949
LME Nickel Base Metal (21) 3/2025 USD (1,928,221) 77,579
LME Zinc Base Metal (1) 3/2025 USD (74,463) 1,910

Consolidated Schedule of Investments
December 31, 2024
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (1) 3/2025 USD $ (74,504) $ 594
LME Zinc Base Metal (1) 3/2025 USD (74,335) 3,362
LME Zinc Base Metal (3) 3/2025 USD (223,004) 8,937
LME Zinc Base Metal (3) 3/2025 USD (223,454) 2,887
LME Zinc Base Metal (4) 3/2025 USD (297,750) 1,238
LME Zinc Base Metal (4) 3/2025 USD (297,389) 12,599
LME Zinc Base Metal (4) 3/2025 USD (297,339) 11,024
S&P/TSX 60 Index (53) 3/2025 CAD (10,951,379) 165,130
SPI 200 Index (144) 3/2025 AUD (18,155,537) 318,908
TOPIX Index (79) 3/2025 JPY (13,990,499) (237,298)
Wheat (55) 3/2025 USD (1,516,625) 10,239
Aluminum (1) 4/2025 USD (63,763) 183
Platinum (3) 10/2025 JPY (44,644) 210
Total of short contracts 3,409,026
Net unrealized depreciation $ (6,238,126)
Forward foreign currency exchange contracts outstanding as of December 31, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
BRL 5,651 USD 900 CITI
**
3/19/2025 $ 3
BRL 5,651 USD 900 JPMC
**
3/19/2025 2
CAD 703,000 USD 490,203 CITI 3/19/2025 223
CAD 703,000 USD 490,201 JPMC 3/19/2025 226
COP 1,939,375,000 USD 433,181 CITI
**
3/19/2025 2,556
COP 1,939,375,000 USD 433,179 JPMC
**
3/19/2025 2,559
GBP 67,999 USD 84,945 CITI 3/19/2025 135
GBP 68,001 USD 84,947 JPMC 3/19/2025 135
HKD 1,830,000 USD 235,575 CITI 3/19/2025 277
HKD 1,830,000 USD 235,574 JPMC 3/19/2025 278
ILS 3,656,750 USD 999,507 CITI 3/19/2025 8,307
ILS 3,656,750 USD 999,502 JPMC 3/19/2025 8,311
JPY 25,000,000 USD 160,061 CITI 3/19/2025 222
JPY 25,000,000 USD 160,061 JPMC 3/19/2025 223
PHP 55,000,000 USD 935,168 CITI
**
3/19/2025 5,807
PHP 55,000,000 USD 935,163 JPMC
**
3/19/2025 5,812
USD 3,674,166 AUD 5,704,000 CITI 3/19/2025 143,287
USD 3,674,184 AUD 5,704,000 JPMC 3/19/2025 143,306
USD 1,152,401 BRL 7,080,253 CITI
**
3/19/2025 21,267
USD 1,152,407 BRL 7,080,253 JPMC
**
3/19/2025 21,273
USD 36,582,589 CAD 51,369,125 CITI 3/19/2025 746,469
USD 36,582,772 CAD 51,369,125 JPMC 3/19/2025 746,652
USD 54,672,104 CHF 47,967,500 CITI 3/19/2025 1,371,476
USD 54,672,377 CHF 47,967,500 JPMC 3/19/2025 1,371,749
USD 758,223 CLP 750,000,000 CITI
**
3/19/2025 4,777
USD 758,227 CLP 750,000,000 JPMC
**
3/19/2025 4,779
USD 516,127 CNY 3,759,000 CITI
**
3/19/2025 2,928
USD 516,130 CNY 3,759,000 JPMC
**
3/19/2025 2,931
USD 5,095,798 CZK 122,000,000 CITI 3/19/2025 74,497
USD 5,095,824 CZK 122,000,000 JPMC 3/19/2025 74,522
USD 230,654 DKK 1,619,500 CITI 3/19/2025 4,764
USD 230,655 DKK 1,619,500 JPMC 3/19/2025 4,765
USD 83,284,780 EUR 79,022,237 CITI 3/19/2025 1,159,261

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 83,285,212 EUR 79,022,237 JPMC 3/19/2025 $ 1,159,693
USD 31,308,268 GBP 24,814,802 CITI 3/19/2025 260,248
USD 31,308,431 GBP 24,814,807 JPMC 3/19/2025 260,405
USD 483,785 HUF 189,999,999 CITI 3/19/2025 7,276
USD 483,787 HUF 190,000,001 JPMC 3/19/2025 7,278
USD 495,329 IDR 8,000,000,000 CITI
**
3/19/2025 4,185
USD 495,331 IDR 8,000,000,000 JPMC
**
3/19/2025 4,187
USD 1,139,014 INR 97,506,250 CITI
**
3/19/2025 8,439
USD 1,139,020 INR 97,506,250 JPMC
**
3/19/2025 8,444
USD 10,318,993 JPY 1,560,824,000 CITI 3/19/2025 311,997
USD 10,319,044 JPY 1,560,824,000 JPMC 3/19/2025 312,049
USD 1,773,710 KRW 2,471,785,714 CITI
**
3/19/2025 95,931
USD 1,773,719 KRW 2,471,785,712 JPMC
**
3/19/2025 95,940
USD 2,870,457 MXN 59,000,000 CITI 3/19/2025 75,951
USD 2,870,471 MXN 59,000,000 JPMC 3/19/2025 75,966
USD 186,254 NOK 2,063,000 CITI 3/19/2025 5,059
USD 186,255 NOK 2,062,999 JPMC 3/19/2025 5,060
USD 33,182,564 NZD 56,430,000 CITI 3/19/2025 1,583,795
USD 33,185,773 NZD 56,430,000 JPMC 3/19/2025 1,587,004
USD 2,456,791 PLN 10,092,000 CITI 3/19/2025 20,197
USD 2,456,803 PLN 10,092,000 JPMC 3/19/2025 20,210
USD 9,208,210 SEK 100,593,730 CITI 3/19/2025 78,901
USD 9,208,256 SEK 100,593,730 JPMC 3/19/2025 78,947
USD 8,575,148 SGD 11,469,000 CITI 3/19/2025 151,527
USD 8,575,191 SGD 11,469,000 JPMC 3/19/2025 151,570
USD 1,044,643 ZAR 19,250,001 CITI 3/19/2025 31,539
USD 1,044,648 ZAR 19,250,001 JPMC 3/19/2025 31,544
Total unrealized appreciation 12,367,121
AUD 11,427,250 USD 7,179,131 CITI 3/19/2025 (105,458)
AUD 11,427,250 USD 7,178,560 JPMC 3/19/2025 (104,886)
BRL 69,732,269 USD 11,657,423 CITI
**
3/19/2025 (517,067)
BRL 69,732,269 USD 11,657,365 JPMC
**
3/19/2025 (517,008)
CAD 19,684,000 USD 14,057,106 CITI 3/19/2025 (325,157)
CAD 19,684,000 USD 14,057,036 JPMC 3/19/2025 (325,088)
CHF 5,473,500 USD 6,221,074 CITI 3/19/2025 (139,019)
CHF 5,473,500 USD 6,221,043 JPMC 3/19/2025 (138,987)
CLP 2,436,079,715 USD 2,493,361 CITI
**
3/19/2025 (46,085)
CLP 2,436,079,714 USD 2,493,349 JPMC
**
3/19/2025 (46,073)
CNY 58,216,000 USD 8,048,860 CITI
**
3/19/2025 (100,897)
CNY 58,216,000 USD 8,048,642 JPMC
**
3/19/2025 (100,679)
COP 1,105,625,000 USD 249,342 CITI
**
3/19/2025 (931)
COP 1,105,625,000 USD 249,341 JPMC
**
3/19/2025 (931)
CZK 32,500,000 USD 1,352,790 CITI 3/19/2025 (15,148)
CZK 32,500,000 USD 1,352,783 JPMC 3/19/2025 (15,141)
DKK 1,346,500 USD 190,993 CITI 3/19/2025 (3,181)
DKK 1,346,500 USD 190,992 JPMC 3/19/2025 (3,180)
EUR 6,183,499 USD 6,502,831 CITI 3/19/2025 (76,499)
EUR 6,183,500 USD 6,502,799 JPMC 3/19/2025 (76,467)
GBP 29,512,999 USD 37,451,207 CITI 3/19/2025 (524,852)
GBP 29,513,001 USD 37,451,022 JPMC 3/19/2025 (524,665)
HUF 1,756,758,999 USD 4,456,048 CITI 3/19/2025 (50,193)
HUF 1,756,759,000 USD 4,456,026 JPMC 3/19/2025 (50,171)
IDR 3,000,000,000 USD 187,250 CITI
**
3/19/2025 (3,071)
IDR 3,000,000,000 USD 187,249 JPMC
**
3/19/2025 (3,070)
ILS 8,960,250 USD 2,489,060 CITI 3/19/2025 (19,588)
ILS 8,960,250 USD 2,489,047 JPMC 3/19/2025 (19,575)
INR 1,634,923,500 USD 19,227,315 CITI
**
3/19/2025 (270,542)
INR 1,634,923,500 USD 19,227,219 JPMC
**
3/19/2025 (270,446)

Consolidated Schedule of Investments
December 31, 2024
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
JPY 4,553,727,313 USD 30,290,641 CITI 3/19/2025 $ (1,095,082)
JPY 4,553,727,313 USD 30,290,489 JPMC 3/19/2025 (1,094,931)
KRW 9,369,782,500 USD 6,666,980 CITI
**
3/19/2025 (307,034)
KRW 9,369,782,498 USD 6,666,375 JPMC
**
3/19/2025 (306,429)
MXN 257,681,500 USD 12,400,143 CITI 3/19/2025 (195,188)
MXN 257,681,499 USD 12,400,081 JPMC 3/19/2025 (195,126)
NOK 288,437,500 USD 25,930,718 CITI 3/19/2025 (597,047)
NOK 288,437,500 USD 25,930,588 JPMC 3/19/2025 (596,918)
NZD 26,265,500 USD 14,899,318 CITI 3/19/2025 (191,583)
NZD 26,265,500 USD 14,899,243 JPMC 3/19/2025 (191,509)
PHP 20,000,000 USD 344,313 CITI
**
3/19/2025 (2,140)
PHP 20,000,000 USD 344,311 JPMC
**
3/19/2025 (2,138)
PLN 8,286,000 USD 2,025,167 CITI 3/19/2025 (24,611)
PLN 8,286,000 USD 2,025,157 JPMC 3/19/2025 (24,601)
SEK 21,000,000 USD 1,916,483 CITI 3/19/2025 (10,644)
SEK 21,000,000 USD 1,916,473 JPMC 3/19/2025 (10,634)
SGD 47,500 USD 35,240 CITI 3/19/2025 (353)
SGD 47,500 USD 35,240 JPMC 3/19/2025 (353)
TWD 196,500,000 USD 6,080,934 CITI
**
3/19/2025 (92,174)
TWD 196,500,000 USD 6,080,941 JPMC
**
3/19/2025 (92,181)
USD 53,074 BRL 332,247 CITI
**
3/19/2025 (5)
USD 53,074 BRL 332,247 JPMC
**
3/19/2025 (5)
USD 1,591,121 CAD 2,284,500 CITI 3/19/2025 (2,592)
USD 1,591,129 CAD 2,284,500 JPMC 3/19/2025 (2,584)
USD 50,085 CLP 50,000,000 CITI
**
3/19/2025 (146)
USD 50,085 CLP 50,000,000 JPMC
**
3/19/2025 (144)
USD 763,920 HKD 5,936,000 CITI 3/19/2025 (1,117)
USD 763,924 HKD 5,936,000 JPMC 3/19/2025 (1,113)
USD 200,104 HUF 80,000,000 CITI 3/19/2025 (532)
USD 200,105 HUF 80,000,000 JPMC 3/19/2025 (531)
USD 428,205 IDR 7,000,000,000 CITI
**
3/19/2025 (1,546)
USD 428,208 IDR 7,000,000,000 JPMC
**
3/19/2025 (1,543)
USD 282,348 ILS 1,029,500 CITI 3/19/2025 (1,386)
USD 282,349 ILS 1,029,500 JPMC 3/19/2025 (1,384)
USD 28,911 INR 2,493,750 CITI
**
3/19/2025 (3)
USD 28,911 INR 2,493,750 JPMC
**
3/19/2025 (3)
USD 1,693,208 PHP 100,000,000 CITI
**
3/19/2025 (17,656)
USD 1,693,217 PHP 100,000,000 JPMC
**
3/19/2025 (17,648)
USD 176,286 PLN 731,000 CITI 3/19/2025 (205)
USD 176,287 PLN 731,000 JPMC 3/19/2025 (205)
ZAR 205,365,501 USD 11,228,978 CITI 3/19/2025 (420,841)
ZAR 205,365,501 USD 11,228,922 JPMC 3/19/2025 (420,785)
Total unrealized depreciation (10,316,705)
Net unrealized appreciation $ 2,050,416
** Non-deliverable forward foreign currency exchange contracts.

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2024
Collateral pledged to, or (received from), each counterparty at December 31, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BARC
Cash $ – $ 1,038 $ 1,038
CITI
Cash (824,465) – (824,465)
Investment Companies 3,655,265 – 3,655,265
GSCO
Cash – 4,192,917 4,192,917
JPMC
Cash (49,345) – (49,345)
Investment Companies 5,579,541 – 5,579,541
JPMS
Cash – 24,032,793 24,032,793
MLIN
Cash 393,453 – 393,453
MSCL
Cash – 3,695,813 3,695,813
MSCS
U.S. Treasury Bills 865,362 – 865,362
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 875,975 $ 875,975
JPPC
Cash – 1,732,446 1,732,446
MSCL
Cash – 6,711,753 6,711,753

Consolidated Schedule of Investments
December 31, 2024
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Annual Report | December 2024

‡ Includes appreciation/(depreciation) on futures contracts.
(a) Represents 7-day effective yield as of December 31, 2024.
(b) For the period ended December 31, 2024, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(c) The rate shown was the effective yield at the date of purchase.
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 91.6%
INVESTMENT COMPANIES - 48 .3%
Limited Purpose Cash Investment
Fund, 4.47% (1)(a)(b)
(Cost $366,834,180) 367,054,120 366,980,709
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 43 .3%
U.S. Treasury Bills
4.76%, 3/6/2025 (c) $ 50,000,000 49,633,833
4.64%, 3/13/2025 (c) 47,715,000 47,327,204
4.51%, 3/20/2025 (c) 7,724,000 7,655,001
4.35%, 3/27/2025 (c) 19,439,000 19,248,962
4.31%, 4/3/2025 (c) 10,076,000 9,968,398
4.40%, 4/10/2025 (c) 38,517,000 38,081,086
4.36%, 4/17/2025 (c) 26,000,000 25,684,495
4.41%, 4/24/2025 (c) 17,678,000 17,449,363
4.42%, 5/1/2025 (c) 15,468,000 15,255,408
4.35%, 5/8/2025 (c) 2,068,000 2,038,010
4.41%, 5/22/2025 (c) 10,568,000 10,398,111
4.44%, 5/29/2025 (c) 12,425,000 12,214,665
4.40%, 6/5/2025 (c) 20,975,000 20,603,788
4.29%, 6/12/2025 (c) 9,382,000 9,208,363
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 43.3% (continued)
4.25%, 6/20/2025 (c) $ 43,050,000 42,216,895
4.22%, 7/3/2025 (c) 2,507,000 2,454,730
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $329,234,870) 329,438,312
TOTAL SHORT-TERM INVESTMENTS
(Cost $696,069,050) 696,419,021
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 91.6%
(Cost $696,069,050) 696,419,021
OTHER ASSETS IN EXCESS OF
LIABILITIES - 8.4% ‡ 64,021,999
NET ASSETS - 100.0% 760,441,020
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies $ 366,980,709 48 .3%
U.S. Treasury Obligations 329,438,312 43 .3
Total Investments In Securities
At Value 696,419,021 91 .6
Other Assets in Excess of
Liabilities ‡ 64,021,999 8 .4
Net Assets
$ 760,441,020 100 .0%
Affiliate
Value
At
12/31/2023
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
12/31/2024
Shares
Held At
12/31/2024
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 48.3%
INVESTMENT COMPANIES - 48.3%
Limited Purpose
Cash Investment
Fund,
4.47% (1)(a)
(Cost $366,834,180) $212,191,781 $2,176,567,440 $(2,021,851,602) $(2,346) $75,436 $366,980,709 367,054,120 $13,394,103 $–
(1) Level 1 security (See Note 5).
(a) Represents 7-day effective yield as of December 31, 2024.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Futures contracts outstanding as of December 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 45 1/2025 USD $ 3,358,800 $ 66,315
Feeder Cattle 5 1/2025 USD 657,563 41,785

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 4 1/2025 USD $ 254,112 $ (10,898)
LME Aluminum Base Metal 5 1/2025 USD 317,320 (10,902)
LME Aluminum Base Metal 10 1/2025 USD 631,100 (28,488)
LME Aluminum Base Metal 11 1/2025 USD 697,532 (4,382)
LME Aluminum Base Metal 15 1/2025 USD 947,543 (53,074)
LME Aluminum Base Metal 15 1/2025 USD 952,155 (36,365)
LME Aluminum Base Metal 17 1/2025 USD 1,077,707 (26,913)
LME Aluminum Base Metal 20 1/2025 USD 1,265,555 (26,711)
LME Aluminum Base Metal 25 1/2025 USD 1,585,300 (35,676)
LME Aluminum Base Metal 25 1/2025 USD 1,588,200 (76,835)
LME Aluminum Base Metal 51 1/2025 USD 3,237,990 (149,049)
LME Aluminum Base Metal 53 1/2025 USD 3,360,836 (45,381)
LME Aluminum Base Metal 58 1/2025 USD 3,668,848 (187,159)
LME Aluminum Base Metal 59 1/2025 USD 3,746,677 (143,142)
LME Aluminum Base Metal 102 1/2025 USD 6,459,099 (137,492)
LME Aluminum Base Metal 115 1/2025 USD 7,307,158 (243,546)
LME Copper Base Metal 2 1/2025 USD 439,743 (61,648)
LME Copper Base Metal 2 1/2025 USD 433,577 (52,513)
LME Copper Base Metal 3 1/2025 USD 649,542 (81,416)
LME Copper Base Metal 3 1/2025 USD 652,031 (64,302)
LME Copper Base Metal 5 1/2025 USD 1,081,584 (161,626)
LME Copper Base Metal 7 1/2025 USD 1,517,815 (152,026)
LME Copper Base Metal 8 1/2025 USD 1,736,546 (189,067)
LME Copper Base Metal 12 1/2025 USD 2,601,969 (285,894)
LME Copper Base Metal 13 1/2025 USD 2,822,456 (274,641)
LME Copper Base Metal 14 1/2025 USD 3,035,631 (274,806)
LME Copper Base Metal 15 1/2025 USD 3,257,168 (308,872)
LME Copper Base Metal 17 1/2025 USD 3,695,690 (402,573)
LME Copper Base Metal 26 1/2025 USD 5,631,769 (685,699)
LME Copper Base Metal 37 1/2025 USD 8,010,195 (1,181,555)
LME Copper Base Metal 46 1/2025 USD 10,002,286 (976,085)
LME Lead Base Metal 1 1/2025 USD 48,317 (2,758)
LME Lead Base Metal 1 1/2025 USD 48,280 (3,548)
LME Lead Base Metal 2 1/2025 USD 96,658 (4,097)
LME Lead Base Metal 3 1/2025 USD 144,958 (6,550)
LME Lead Base Metal 4 1/2025 USD 193,205 (12,755)
LME Lead Base Metal 4 1/2025 USD 193,395 (9,614)
LME Lead Base Metal 8 1/2025 USD 386,238 (28,183)
LME Lead Base Metal 10 1/2025 USD 482,798 (32,229)
LME Lead Base Metal 16 1/2025 USD 770,016 (85,921)
LME Lead Base Metal 18 1/2025 USD 867,416 (104,596)
LME Lead Base Metal 20 1/2025 USD 965,595 (52,958)
LME Lead Base Metal 21 1/2025 USD 1,012,988 (74,713)
LME Lead Base Metal 27 1/2025 USD 1,296,344 (135,637)
LME Lead Base Metal 38 1/2025 USD 1,834,631 (134,569)
LME Nickel Base Metal 1 1/2025 USD 90,873 (11,050)
LME Nickel Base Metal 2 1/2025 USD 182,175 (10,092)
LME Nickel Base Metal 2 1/2025 USD 182,278 (31,932)
LME Nickel Base Metal 5 1/2025 USD 454,813 (43,623)
LME Nickel Base Metal 5 1/2025 USD 455,348 (26,916)
LME Nickel Base Metal 6 1/2025 USD 545,990 (36,359)
LME Nickel Base Metal 9 1/2025 USD 816,553 (161,435)
LME Nickel Base Metal 12 1/2025 USD 1,087,988 (211,207)
LME Nickel Base Metal 13 1/2025 USD 1,179,668 (199,934)
LME Nickel Base Metal 14 1/2025 USD 1,271,766 (189,360)
LME Nickel Base Metal 15 1/2025 USD 1,366,849 (62,618)
LME Nickel Base Metal 20 1/2025 USD 1,816,614 (295,955)

Consolidated Schedule of Investments
December 31, 2024
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 29 1/2025 USD $ 2,632,176 $ (437,268)
LME Zinc Base Metal 1 1/2025 USD 73,849 (4,936)
LME Zinc Base Metal 2 1/2025 USD 148,120 (8,886)
LME Zinc Base Metal 3 1/2025 USD 224,837 (11,038)
LME Zinc Base Metal 5 1/2025 USD 370,503 (14,364)
LME Zinc Base Metal 5 1/2025 USD 370,055 (7,457)
LME Zinc Base Metal 5 1/2025 USD 370,259 (19,700)
LME Zinc Base Metal 7 1/2025 USD 518,873 (13,498)
LME Zinc Base Metal 9 1/2025 USD 666,099 (12,427)
LME Zinc Base Metal 10 1/2025 USD 741,085 (50,944)
LME Zinc Base Metal 18 1/2025 USD 1,330,353 (98,948)
LME Zinc Base Metal 30 1/2025 USD 2,218,185 (83,484)
LME Zinc Base Metal 43 1/2025 USD 3,181,667 (145,587)
Natural Gas 155 1/2025 GBP 6,626,387 862,732
Natural Gas 390 1/2025 EUR 13,272,169 1,480,519
RBOB Gasoline 60 1/2025 USD 5,063,184 98,936
WTI Crude Oil 203 1/2025 USD 14,559,160 524,506
100 oz Gold 526 2/2025 USD 138,916,600 (3,442,500)
Brent Crude Oil 359 2/2025 USD 26,652,160 715,222
Lean Hogs 197 2/2025 USD 6,406,440 (328,428)
Live Cattle 232 2/2025 USD 17,780,480 460,731
LME Aluminum Base Metal 1 2/2025 USD 63,692 (1,822)
LME Aluminum Base Metal 6 2/2025 USD 381,993 (14,997)
LME Aluminum Base Metal 6 2/2025 USD 382,023 4,695
LME Aluminum Base Metal 8 2/2025 USD 509,164 (14,776)
LME Aluminum Base Metal 9 2/2025 USD 573,035 (17,152)
LME Aluminum Base Metal 27 2/2025 USD 1,717,720 (70,778)
LME Aluminum Base Metal 30 2/2025 USD 1,910,115 (10,156)
LME Aluminum Base Metal 31 2/2025 USD 1,972,429 (53,183)
LME Aluminum Base Metal 50 2/2025 USD 3,180,600 (86,956)
LME Aluminum Base Metal 51 2/2025 USD 3,245,334 (158,916)
LME Copper Base Metal 1 2/2025 USD 217,611 (25,054)
LME Copper Base Metal 3 2/2025 USD 653,597 (11,961)
LME Copper Base Metal 3 2/2025 USD 654,605 (22,016)
LME Copper Base Metal 3 2/2025 USD 654,709 (22,368)
LME Copper Base Metal 4 2/2025 USD 871,912 (30,612)
LME Copper Base Metal 5 2/2025 USD 1,090,834 (40,656)
LME Copper Base Metal 9 2/2025 USD 1,960,565 (86,217)
LME Copper Base Metal 12 2/2025 USD 2,610,927 (278,255)
LME Copper Base Metal 14 2/2025 USD 3,051,622 (122,907)
LME Copper Base Metal 16 2/2025 USD 3,485,248 (178,607)
LME Copper Base Metal 24 2/2025 USD 5,223,486 (488,577)
LME Copper Base Metal 29 2/2025 USD 6,312,698 (610,906)
LME Lead Base Metal 1 2/2025 USD 48,405 (2,328)
LME Lead Base Metal 2 2/2025 USD 96,961 (5,205)
LME Lead Base Metal 2 2/2025 USD 96,927 (3,679)
LME Lead Base Metal 8 2/2025 USD 387,640 (16,581)
LME Lead Base Metal 9 2/2025 USD 436,250 (18,825)
LME Lead Base Metal 13 2/2025 USD 630,130 (13,405)
LME Lead Base Metal 14 2/2025 USD 678,500 (35,533)
LME Lead Base Metal 15 2/2025 USD 727,699 (25,059)
LME Lead Base Metal 24 2/2025 USD 1,162,368 (45,485)
LME Lead Base Metal 34 2/2025 USD 1,646,051 (92,082)
LME Nickel Base Metal 1 2/2025 USD 91,522 (4,270)
LME Nickel Base Metal 3 2/2025 USD 274,515 (15,293)
LME Nickel Base Metal 3 2/2025 USD 273,874 (13,505)
LME Nickel Base Metal 6 2/2025 USD 548,424 (29,751)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 7 2/2025 USD $ 638,549 $ (50,321)
LME Nickel Base Metal 7 2/2025 USD 639,231 (19,048)
LME Nickel Base Metal 7 2/2025 USD 640,417 (32,861)
LME Nickel Base Metal 8 2/2025 USD 729,546 (48,713)
LME Nickel Base Metal 11 2/2025 USD 1,005,260 (41,313)
LME Nickel Base Metal 14 2/2025 USD 1,278,270 (57,367)
LME Nickel Base Metal 14 2/2025 USD 1,279,893 (53,758)
LME Nickel Base Metal 16 2/2025 USD 1,459,316 (84,447)
LME Nickel Base Metal 18 2/2025 USD 1,641,226 (80,881)
LME Zinc Base Metal 1 2/2025 USD 74,335 (2,418)
LME Zinc Base Metal 2 2/2025 USD 148,670 (1,711)
LME Zinc Base Metal 2 2/2025 USD 148,367 (4,739)
LME Zinc Base Metal 5 2/2025 USD 371,674 (439)
LME Zinc Base Metal 7 2/2025 USD 520,009 6,299
LME Zinc Base Metal 11 2/2025 USD 817,044 9,540
LME Zinc Base Metal 12 2/2025 USD 890,400 (10,860)
LME Zinc Base Metal 12 2/2025 USD 892,317 5,635
LME Zinc Base Metal 18 2/2025 USD 1,337,346 27,257
LME Zinc Base Metal 22 2/2025 USD 1,631,663 (58,751)
LME Zinc Base Metal 26 2/2025 USD 1,927,894 (55,931)
Low Sulphur Gasoil 57 2/2025 USD 3,942,975 88,264
Natural Gas 714 2/2025 USD 22,119,720 322,856
SGX Iron Ore 987 2/2025 USD 9,919,350 67,062
Sugar No. 11 2,479 2/2025 USD 53,475,005 (3,755,654)
WTI Crude Oil 1,074 2/2025 USD 76,522,500 1,554,288
Cocoa 2 3/2025 GBP 228,922 13,000
Cocoa 22 3/2025 USD 2,568,500 869,717
Coffee 'C' 263 3/2025 USD 31,535,344 4,025,726
Corn 3,758 3/2025 USD 86,152,150 4,095,463
Cotton No. 2 283 3/2025 USD 9,678,600 (578,549)
Feeder Cattle 17 3/2025 USD 2,235,288 30,609
KC HRW Wheat 11 3/2025 USD 307,588 2,555
LME Aluminum Base Metal 1 3/2025 USD 63,890 (788)
LME Aluminum Base Metal 1 3/2025 USD 63,763 35
LME Aluminum Base Metal 2 3/2025 USD 127,731 950
LME Aluminum Base Metal 6 3/2025 USD 382,725 (326)
LME Aluminum Base Metal 9 3/2025 USD 574,981 (7,031)
LME Aluminum Base Metal 16 3/2025 USD 1,021,108 (34,766)
LME Aluminum Base Metal 16 3/2025 USD 1,020,768 (28,657)
LME Aluminum Base Metal 21 3/2025 USD 1,339,312 (27,487)
LME Aluminum Base Metal 22 3/2025 USD 1,405,041 (28,297)
LME Aluminum Base Metal 35 3/2025 USD 2,236,168 (24,391)
LME Aluminum Base Metal 45 3/2025 USD 2,872,316 (61,575)
LME Aluminum Base Metal 47 3/2025 USD 3,002,971 (61,636)
LME Aluminum Base Metal 215 3/2025 USD 13,714,958 7,390
LME Aluminum Base Metal 1,419 3/2025 USD 90,637,561 (2,553,840)
LME Copper Base Metal 1 3/2025 USD 218,493 (10,510)
LME Copper Base Metal 2 3/2025 USD 437,269 (21,837)
LME Copper Base Metal 2 3/2025 USD 438,125 (9,600)
LME Copper Base Metal 4 3/2025 USD 875,395 (24,816)
LME Copper Base Metal 4 3/2025 USD 873,545 (34,466)
LME Copper Base Metal 4 3/2025 USD 874,678 (45,247)
LME Copper Base Metal 8 3/2025 USD 1,750,740 (57,656)
LME Copper Base Metal 9 3/2025 USD 1,972,800 (40,882)
LME Copper Base Metal 9 3/2025 USD 1,966,113 (82,086)
LME Copper Base Metal 13 3/2025 USD 2,839,483 (114,476)
LME Copper Base Metal 16 3/2025 USD 3,499,880 (139,262)

Consolidated Schedule of Investments
December 31, 2024
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 17 3/2025 USD $ 3,717,985 $ (192,060)
LME Copper Base Metal 30 3/2025 USD 6,567,900 (158,337)
LME Copper Base Metal 477 3/2025 USD 104,393,835 (11,600,006)
LME Lead Base Metal 2 3/2025 USD 97,464 (2,217)
LME Lead Base Metal 2 3/2025 USD 97,286 (2,970)
LME Lead Base Metal 2 3/2025 USD 97,600 (93)
LME Lead Base Metal 3 3/2025 USD 145,838 (8,725)
LME Lead Base Metal 7 3/2025 USD 340,925 (4,719)
LME Lead Base Metal 12 3/2025 USD 583,167 (36,065)
LME Lead Base Metal 12 3/2025 USD 582,447 (47,285)
LME Lead Base Metal 13 3/2025 USD 632,158 (26,652)
LME Lead Base Metal 15 3/2025 USD 727,733 (47,807)
LME Lead Base Metal 15 3/2025 USD 730,553 (22,412)
LME Lead Base Metal 16 3/2025 USD 776,140 (48,102)
LME Lead Base Metal 17 3/2025 USD 824,878 (65,116)
LME Lead Base Metal 444 3/2025 USD 21,624,354 (1,813,615)
LME Nickel Base Metal 1 3/2025 USD 91,916 317
LME Nickel Base Metal 2 3/2025 USD 183,754 (2,065)
LME Nickel Base Metal 3 3/2025 USD 274,825 (15,559)
LME Nickel Base Metal 3 3/2025 USD 274,773 (13,235)
LME Nickel Base Metal 4 3/2025 USD 367,872 (5,153)
LME Nickel Base Metal 5 3/2025 USD 458,557 (15,031)
LME Nickel Base Metal 5 3/2025 USD 458,999 (6,104)
LME Nickel Base Metal 11 3/2025 USD 1,009,322 (50,051)
LME Nickel Base Metal 11 3/2025 USD 1,009,797 (23,056)
LME Nickel Base Metal 17 3/2025 USD 1,557,924 (81,481)
LME Nickel Base Metal 18 3/2025 USD 1,651,424 (95,359)
LME Nickel Base Metal 182 3/2025 USD 16,711,247 (1,412,104)
LME Zinc Base Metal 2 3/2025 USD 148,925 (3,315)
LME Zinc Base Metal 3 3/2025 USD 223,350 (2,934)
LME Zinc Base Metal 4 3/2025 USD 297,639 (14,669)
LME Zinc Base Metal 6 3/2025 USD 446,475 (5,530)
LME Zinc Base Metal 7 3/2025 USD 520,343 (25,023)
LME Zinc Base Metal 8 3/2025 USD 596,028 (4,851)
LME Zinc Base Metal 9 3/2025 USD 669,913 (28,942)
LME Zinc Base Metal 11 3/2025 USD 819,332 (18,061)
LME Zinc Base Metal 11 3/2025 USD 818,645 (39,703)
LME Zinc Base Metal 22 3/2025 USD 1,635,365 (66,970)
LME Zinc Base Metal 22 3/2025 USD 1,635,640 (63,570)
LME Zinc Base Metal 23 3/2025 USD 1,709,699 (64,836)
LME Zinc Base Metal 573 3/2025 USD 42,693,371 (1,599,027)
Low Sulphur Gasoil 392 3/2025 USD 26,969,600 628,410
Milling Wheat No. 2 1,235 3/2025 EUR 15,175,397 675,175
Silver 226 3/2025 USD 33,043,460 (1,940,688)
Soybean 925 3/2025 USD 46,735,625 1,138,484
Soybean Meal 873 3/2025 USD 27,665,370 1,937,941
Soybean Oil 938 3/2025 USD 22,714,608 (784,133)
Wheat 159 3/2025 USD 4,384,425 56,444
100 oz Gold 128 4/2025 USD 34,124,800 81,894
Lean Hogs 30 4/2025 USD 1,038,900 1,231
Live Cattle 48 4/2025 USD 3,730,080 11,638
Platinum 100 10/2025 JPY 1,488,131 (24,477)
ECX Emission 349 12/2025 EUR 26,390,350 740,594
Phelix De Base Electricity 13 12/2025 EUR 10,476,258 369,669
Total of long contracts (23,490,300)
Short Contracts
LME Aluminum Base Metal (4) 1/2025 USD (254,112) 10,626

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (5) 1/2025 USD $ (317,320) $ 9,792
LME Aluminum Base Metal (10) 1/2025 USD (631,100) 28,467
LME Aluminum Base Metal (11) 1/2025 USD (697,532) 3,500
LME Aluminum Base Metal (15) 1/2025 USD (947,543) 43,164
LME Aluminum Base Metal (15) 1/2025 USD (952,155) 37,282
LME Aluminum Base Metal (17) 1/2025 USD (1,077,707) 26,399
LME Aluminum Base Metal (20) 1/2025 USD (1,265,555) 25,014
LME Aluminum Base Metal (25) 1/2025 USD (1,588,200) 86,734
LME Aluminum Base Metal (25) 1/2025 USD (1,585,300) 39,634
LME Aluminum Base Metal (51) 1/2025 USD (3,237,990) 160,624
LME Aluminum Base Metal (53) 1/2025 USD (3,360,836) 34,592
LME Aluminum Base Metal (58) 1/2025 USD (3,668,848) 189,228
LME Aluminum Base Metal (59) 1/2025 USD (3,746,677) 135,999
LME Aluminum Base Metal (102) 1/2025 USD (6,459,099) 111,899
LME Aluminum Base Metal (115) 1/2025 USD (7,307,158) 260,965
LME Copper Base Metal (2) 1/2025 USD (433,577) 52,343
LME Copper Base Metal (2) 1/2025 USD (439,743) 61,526
LME Copper Base Metal (3) 1/2025 USD (652,031) 64,320
LME Copper Base Metal (3) 1/2025 USD (649,542) 82,390
LME Copper Base Metal (5) 1/2025 USD (1,081,584) 165,703
LME Copper Base Metal (7) 1/2025 USD (1,517,815) 153,813
LME Copper Base Metal (8) 1/2025 USD (1,736,546) 189,284
LME Copper Base Metal (12) 1/2025 USD (2,601,969) 280,675
LME Copper Base Metal (13) 1/2025 USD (2,822,456) 269,670
LME Copper Base Metal (14) 1/2025 USD (3,035,631) 285,360
LME Copper Base Metal (15) 1/2025 USD (3,257,168) 316,035
LME Copper Base Metal (17) 1/2025 USD (3,695,690) 375,493
LME Copper Base Metal (26) 1/2025 USD (5,631,769) 686,088
LME Copper Base Metal (37) 1/2025 USD (8,010,195) 1,198,183
LME Copper Base Metal (46) 1/2025 USD (10,002,286) 973,144
LME Lead Base Metal (1) 1/2025 USD (48,280) 3,593
LME Lead Base Metal (1) 1/2025 USD (48,317) 2,680
LME Lead Base Metal (2) 1/2025 USD (96,658) 3,746
LME Lead Base Metal (3) 1/2025 USD (144,958) 6,896
LME Lead Base Metal (4) 1/2025 USD (193,395) 10,094
LME Lead Base Metal (4) 1/2025 USD (193,205) 13,584
LME Lead Base Metal (8) 1/2025 USD (386,238) 28,038
LME Lead Base Metal (10) 1/2025 USD (482,798) 30,635
LME Lead Base Metal (16) 1/2025 USD (770,016) 88,042
LME Lead Base Metal (18) 1/2025 USD (867,416) 104,537
LME Lead Base Metal (20) 1/2025 USD (965,595) 64,212
LME Lead Base Metal (21) 1/2025 USD (1,012,988) 72,107
LME Lead Base Metal (27) 1/2025 USD (1,296,344) 135,147
LME Lead Base Metal (38) 1/2025 USD (1,834,631) 133,831
LME Nickel Base Metal (1) 1/2025 USD (90,873) 11,214
LME Nickel Base Metal (2) 1/2025 USD (182,175) 9,307
LME Nickel Base Metal (2) 1/2025 USD (182,278) 31,382
LME Nickel Base Metal (5) 1/2025 USD (454,813) 43,924
LME Nickel Base Metal (5) 1/2025 USD (455,348) 27,028
LME Nickel Base Metal (6) 1/2025 USD (545,990) 34,871
LME Nickel Base Metal (9) 1/2025 USD (816,553) 154,060
LME Nickel Base Metal (12) 1/2025 USD (1,087,988) 204,615
LME Nickel Base Metal (13) 1/2025 USD (1,179,668) 194,068
LME Nickel Base Metal (14) 1/2025 USD (1,271,766) 183,977
LME Nickel Base Metal (15) 1/2025 USD (1,366,849) 63,572
LME Nickel Base Metal (20) 1/2025 USD (1,816,614) 292,333
LME Nickel Base Metal (29) 1/2025 USD (2,632,176) 431,137

Consolidated Schedule of Investments
December 31, 2024
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (1) 1/2025 USD $ (73,849) $ 5,074
LME Zinc Base Metal (2) 1/2025 USD (148,120) 8,481
LME Zinc Base Metal (3) 1/2025 USD (224,837) 10,948
LME Zinc Base Metal (5) 1/2025 USD (370,503) 11,359
LME Zinc Base Metal (5) 1/2025 USD (370,259) 19,628
LME Zinc Base Metal (5) 1/2025 USD (370,055) 7,582
LME Zinc Base Metal (7) 1/2025 USD (518,873) 14,562
LME Zinc Base Metal (9) 1/2025 USD (666,099) 10,503
LME Zinc Base Metal (10) 1/2025 USD (741,085) 43,034
LME Zinc Base Metal (18) 1/2025 USD (1,330,353) 100,750
LME Zinc Base Metal (30) 1/2025 USD (2,218,185) 81,825
LME Zinc Base Metal (43) 1/2025 USD (3,181,667) 121,330
Natural Gas (38) 1/2025 USD (1,380,540) 28,630
NY Harbor ULSD (5) 1/2025 USD (486,444) (1,166)
LME Aluminum Base Metal (1) 2/2025 USD (63,692) 1,631
LME Aluminum Base Metal (6) 2/2025 USD (381,993) 15,585
LME Aluminum Base Metal (6) 2/2025 USD (382,023) (7,039)
LME Aluminum Base Metal (8) 2/2025 USD (509,164) 14,837
LME Aluminum Base Metal (9) 2/2025 USD (573,035) 17,496
LME Aluminum Base Metal (27) 2/2025 USD (1,717,720) 70,304
LME Aluminum Base Metal (30) 2/2025 USD (1,910,115) 7,331
LME Aluminum Base Metal (31) 2/2025 USD (1,972,429) 70,370
LME Aluminum Base Metal (50) 2/2025 USD (3,180,600) 76,148
LME Aluminum Base Metal (51) 2/2025 USD (3,245,334) 135,423
LME Copper Base Metal (1) 2/2025 USD (217,611) 25,960
LME Copper Base Metal (3) 2/2025 USD (654,709) 24,033
LME Copper Base Metal (3) 2/2025 USD (654,605) 20,357
LME Copper Base Metal (3) 2/2025 USD (653,597) 16,426
LME Copper Base Metal (4) 2/2025 USD (871,912) 32,685
LME Copper Base Metal (5) 2/2025 USD (1,090,834) 40,949
LME Copper Base Metal (9) 2/2025 USD (1,960,565) 91,412
LME Copper Base Metal (12) 2/2025 USD (2,610,927) 286,898
LME Copper Base Metal (14) 2/2025 USD (3,051,622) 117,130
LME Copper Base Metal (16) 2/2025 USD (3,485,248) 169,210
LME Copper Base Metal (24) 2/2025 USD (5,223,486) 447,885
LME Copper Base Metal (29) 2/2025 USD (6,312,698) 578,700
LME Lead Base Metal (1) 2/2025 USD (48,405) 2,467
LME Lead Base Metal (2) 2/2025 USD (96,927) 3,678
LME Lead Base Metal (2) 2/2025 USD (96,961) 4,909
LME Lead Base Metal (8) 2/2025 USD (387,640) 17,713
LME Lead Base Metal (9) 2/2025 USD (436,250) 17,101
LME Lead Base Metal (13) 2/2025 USD (630,130) 10,611
LME Lead Base Metal (14) 2/2025 USD (678,500) 31,964
LME Lead Base Metal (15) 2/2025 USD (727,699) 18,762
LME Lead Base Metal (24) 2/2025 USD (1,162,368) 40,044
LME Lead Base Metal (34) 2/2025 USD (1,646,051) 90,985
LME Nickel Base Metal (1) 2/2025 USD (91,522) 4,385
LME Nickel Base Metal (3) 2/2025 USD (274,515) 14,695
LME Nickel Base Metal (3) 2/2025 USD (273,874) 13,616
LME Nickel Base Metal (6) 2/2025 USD (548,424) 28,941
LME Nickel Base Metal (7) 2/2025 USD (638,549) 49,156
LME Nickel Base Metal (7) 2/2025 USD (639,231) 18,792
LME Nickel Base Metal (7) 2/2025 USD (640,417) 35,373
LME Nickel Base Metal (8) 2/2025 USD (729,546) 49,308
LME Nickel Base Metal (11) 2/2025 USD (1,005,260) 42,993
LME Nickel Base Metal (14) 2/2025 USD (1,278,270) 52,583
LME Nickel Base Metal (14) 2/2025 USD (1,279,893) 55,693

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (16) 2/2025 USD $ (1,459,316) $ 88,308
LME Nickel Base Metal (18) 2/2025 USD (1,641,226) 85,430
LME Zinc Base Metal (1) 2/2025 USD (74,335) 1,791
LME Zinc Base Metal (2) 2/2025 USD (148,367) 2,969
LME Zinc Base Metal (2) 2/2025 USD (148,670) 1,306
LME Zinc Base Metal (5) 2/2025 USD (371,674) 920
LME Zinc Base Metal (7) 2/2025 USD (520,009) (8,327)
LME Zinc Base Metal (11) 2/2025 USD (817,044) (11,173)
LME Zinc Base Metal (12) 2/2025 USD (890,400) 13,022
LME Zinc Base Metal (12) 2/2025 USD (892,317) (7,311)
LME Zinc Base Metal (18) 2/2025 USD (1,337,346) (41,143)
LME Zinc Base Metal (22) 2/2025 USD (1,631,663) 61,543
LME Zinc Base Metal (26) 2/2025 USD (1,927,894) 52,929
NY Harbor ULSD (50) 2/2025 USD (4,818,240) (111,825)
RBOB Gasoline (36) 2/2025 USD (3,067,999) (90,750)
Copper (4) 3/2025 USD (402,650) 9,231
LME Aluminum Base Metal (1) 3/2025 USD (63,763) (50)
LME Aluminum Base Metal (1) 3/2025 USD (63,890) 931
LME Aluminum Base Metal (2) 3/2025 USD (127,731) (836)
LME Aluminum Base Metal (2) 3/2025 USD (127,575) (88)
LME Aluminum Base Metal (4) 3/2025 USD (255,150) 439
LME Aluminum Base Metal (9) 3/2025 USD (574,981) 5,721
LME Aluminum Base Metal (16) 3/2025 USD (1,021,108) 32,850
LME Aluminum Base Metal (16) 3/2025 USD (1,020,768) 26,390
LME Aluminum Base Metal (21) 3/2025 USD (1,339,312) 29,308
LME Aluminum Base Metal (22) 3/2025 USD (1,405,041) 24,764
LME Aluminum Base Metal (35) 3/2025 USD (2,236,168) 24,515
LME Aluminum Base Metal (45) 3/2025 USD (2,872,316) 69,440
LME Aluminum Base Metal (47) 3/2025 USD (3,002,971) 63,655
LME Aluminum Base Metal (215) 3/2025 USD (13,714,958) (51,336)
LME Aluminum Base Metal (255) 3/2025 USD (16,287,934) 52,784
LME Copper Base Metal (1) 3/2025 USD (218,493) 9,930
LME Copper Base Metal (2) 3/2025 USD (437,269) 22,407
LME Copper Base Metal (2) 3/2025 USD (438,125) 9,683
LME Copper Base Metal (4) 3/2025 USD (873,545) 35,040
LME Copper Base Metal (4) 3/2025 USD (874,678) 43,811
LME Copper Base Metal (4) 3/2025 USD (875,395) 26,105
LME Copper Base Metal (8) 3/2025 USD (1,750,740) 59,884
LME Copper Base Metal (9) 3/2025 USD (1,966,113) 79,648
LME Copper Base Metal (9) 3/2025 USD (1,972,800) 41,001
LME Copper Base Metal (13) 3/2025 USD (2,839,483) 115,092
LME Copper Base Metal (16) 3/2025 USD (3,499,880) 132,484
LME Copper Base Metal (17) 3/2025 USD (3,717,985) 174,875
LME Copper Base Metal (30) 3/2025 USD (6,567,900) 164,096
LME Copper Base Metal (264) 3/2025 USD (57,777,720) 4,494,470
LME Lead Base Metal (2) 3/2025 USD (97,286) 2,885
LME Lead Base Metal (2) 3/2025 USD (97,600) 95
LME Lead Base Metal (2) 3/2025 USD (97,464) 2,149
LME Lead Base Metal (3) 3/2025 USD (145,838) 8,805
LME Lead Base Metal (7) 3/2025 USD (340,925) 4,576
LME Lead Base Metal (12) 3/2025 USD (583,167) 36,088
LME Lead Base Metal (12) 3/2025 USD (582,447) 44,547
LME Lead Base Metal (13) 3/2025 USD (632,158) 24,663
LME Lead Base Metal (15) 3/2025 USD (727,733) 51,122
LME Lead Base Metal (15) 3/2025 USD (730,553) 22,087
LME Lead Base Metal (16) 3/2025 USD (776,140) 48,988
LME Lead Base Metal (17) 3/2025 USD (824,878) 65,161

Consolidated Schedule of Investments
December 31, 2024
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (245) 3/2025 USD $ (11,932,358) $ 636,959
LME Nickel Base Metal (1) 3/2025 USD (91,916) (342)
LME Nickel Base Metal (2) 3/2025 USD (183,754) 1,831
LME Nickel Base Metal (3) 3/2025 USD (274,825) 14,788
LME Nickel Base Metal (3) 3/2025 USD (274,773) 13,148
LME Nickel Base Metal (4) 3/2025 USD (367,872) 4,015
LME Nickel Base Metal (5) 3/2025 USD (458,557) 16,930
LME Nickel Base Metal (5) 3/2025 USD (458,999) 5,238
LME Nickel Base Metal (11) 3/2025 USD (1,009,322) 50,939
LME Nickel Base Metal (11) 3/2025 USD (1,009,797) 22,144
LME Nickel Base Metal (17) 3/2025 USD (1,557,924) 76,072
LME Nickel Base Metal (18) 3/2025 USD (1,651,424) 93,809
LME Nickel Base Metal (120) 3/2025 USD (11,018,405) 761,079
LME Zinc Base Metal (2) 3/2025 USD (148,925) 3,020
LME Zinc Base Metal (3) 3/2025 USD (223,350) 2,720
LME Zinc Base Metal (4) 3/2025 USD (297,639) 14,150
LME Zinc Base Metal (6) 3/2025 USD (446,475) 4,645
LME Zinc Base Metal (7) 3/2025 USD (520,343) 23,363
LME Zinc Base Metal (8) 3/2025 USD (596,028) 4,751
LME Zinc Base Metal (9) 3/2025 USD (669,913) 27,170
LME Zinc Base Metal (11) 3/2025 USD (818,645) 39,051
LME Zinc Base Metal (11) 3/2025 USD (819,332) 13,839
LME Zinc Base Metal (22) 3/2025 USD (1,635,640) 69,303
LME Zinc Base Metal (22) 3/2025 USD (1,635,365) 62,978
LME Zinc Base Metal (23) 3/2025 USD (1,709,699) 61,240
LME Zinc Base Metal (111) 3/2025 USD (8,270,444) 270,248
Aluminum (2) 4/2025 USD (127,525) (1,826)
Total of short contracts 20,392,977
Net unrealized depreciation $ (3,097,323)
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 11,438,788 $ 11,438,788
JPPC
Cash – 38,070,281 38,070,281
MSCL
Cash – 20,964,056 20,964,056

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2024
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 264.7%
COMMON STOCKS - 201.9%
Australia - 6 .9%
AGL Energy Ltd. (2)(a) 775,905 5,410,455
ANZ Group Holdings Ltd. (2)(a) 101,514 1,788,657
Aristocrat Leisure Ltd. (2)(a) 186,757 7,886,851
Aurizon Holdings Ltd. (2)(a) 1,735,558 3,485,089
BHP Group Ltd. (2)(a) 51,085 1,246,207
BlueScope Steel Ltd. (2)(a) 340,722 3,939,806
Brambles Ltd. (2)(a) 271,890 3,233,631
CAR Group Ltd. (2)(a) 47,590 1,059,062
Cleanaway Waste Management
Ltd. (2)(a) 384,872 629,796
Cochlear Ltd. (2)(a) 6,548 1,172,606
Fortescue Ltd. (2)(a) 182,367 2,053,555
GPT Group (The), REIT (2)(a) 877,104 2,362,817
Harvey Norman Holdings Ltd. (2)
(a) 573,628 1,653,951
Incitec Pivot Ltd. (2)(a) 1,148,904 2,078,987
JB Hi-Fi Ltd. (2)(a) 123,786 7,081,920
Lendlease Corp. Ltd. (2)(a) 397,666 1,528,351
Medibank Pvt Ltd. (2)(a) 372,292 872,614
Orica Ltd. (2)(a) 110,566 1,133,461
Origin Energy Ltd. (2)(a) 94,672 637,718
Pro Medicus Ltd. (2)(a) 45,757 7,068,200
Qantas Airways Ltd. (2)*(a) 283,907 1,571,688
QBE Insurance Group Ltd. (2)(a) 440,721 5,233,946
Qube Holdings Ltd. (2)(a) 671,009 1,644,396
REA Group Ltd. (2)(a) 6,649 956,549
Scentre Group, REIT (2)(a) 435,193 921,238
SGH Ltd. (2)(a) 52,673 1,498,412
Suncorp Group Ltd. (2)(a) 70,861 832,533
Tabcorp Holdings Ltd. (2) 734,251 255,947
Technology One Ltd. (2)(a) 41,576 803,098
Telstra Group Ltd. (2)(a) 517,430 1,282,348
Vicinity Ltd., REIT (2)(a) 2,143,934 2,778,603
Washington H Soul Pattinson &
Co. Ltd. (2)(a) 16,661 352,181
Wesfarmers Ltd. (2)(a) 85,473 3,775,988
Westpac Banking Corp. (2)(a) 115,259 2,300,684
WiseTech Global Ltd. (2)(a) 25,258 1,885,590
Worley Ltd. (2)(a) 221,402 1,872,096
Yancoal Australia Ltd. (2)(a) 280,387 1,126,144
85,415,175
Austria - 0 .1%
Mondi plc (2)(a) 90,701 1,350,324
Belgium - 0 .8%
Ageas SA/NV (2)(a) 91,691 4,458,032
Anheuser-Busch InBev SA/NV (2)
(a) 14,544 728,130
KBC Group NV (2)(a) 39,491 3,049,072
Proximus SADP (2)(a) 68,326 355,937
Solvay SA (2)(a) 37,968 1,227,486
UCB SA (2)(a) 1,272 253,209
Umicore SA (2)(a) 22,263 229,797
10,301,663
INVESTMENTS SHARES VALUE ($)
Brazil - 0 .3%
Ambev SA, ADR 35,792 66,215
Embraer SA, ADR *(a) 21,311 781,687
Gerdau SA, ADR 25,126 72,363
Pagseguro Digital Ltd., Class A
*(a)(b) 77,637 486,008
Vale SA, Class B, ADR (a) 21,967 194,847
Yara International ASA (2) 92,531 2,449,465
4,050,585
Canada - 8 .3%
Air Canada *(a) 359,809 5,571,914
AltaGas Ltd. (a) 130,140 3,031,123
ARC Resources Ltd. (a) 21,375 387,663
Atco Ltd., Class I (a) 67,888 2,247,112
Bank of Nova Scotia (The) (a) 80,258 4,309,795
Bombardier, Inc., Class B *(a) 21,306 1,448,858
CAE, Inc. *(a) 14,282 362,651
Canadian Imperial Bank of
Commerce (a) 88,403 5,592,184
Canadian Tire Corp. Ltd., Class
A (a) 23,698 2,493,034
Capital Power Corp. (a) 141,850 6,287,998
CCL Industries, Inc., Class B (a) 13,180 678,049
Celestica, Inc. *(a) 31,886 2,942,709
Cenovus Energy, Inc. (a) 141,761 2,148,925
CGI, Inc. (a) 29,155 3,190,023
Constellation Software, Inc. (a) 486 1,502,818
Descartes Systems Group, Inc.
(The) *(a) 3,257 370,235
Dollarama, Inc. (a) 6,615 645,554
Empire Co. Ltd., Class A (a) 137,784 4,206,991
Fairfax Financial Holdings Ltd. (a) 5,780 8,042,019
Finning International, Inc. (a) 35,169 931,919
Fortis, Inc. (a) 13,376 555,810
George Weston Ltd. (a) 16,592 2,580,247
iA Financial Corp., Inc. (a) 35,670 3,308,306
IGM Financial, Inc. (a) 58,440 1,866,486
Imperial Oil Ltd. (a) 24,399 1,503,710
Intact Financial Corp. (a) 3,738 680,613
Kinross Gold Corp. (a) 219,808 2,041,418
Loblaw Cos. Ltd. (a) 18,438 2,426,461
Manulife Financial Corp. (a) 270,996 8,325,287
MEG Energy Corp. (a) 25,545 419,397
National Bank of Canada (a) 14,694 1,339,526
Onex Corp. (a) 32,867 2,567,259
Open Text Corp. (a) 151,623 4,290,948
Parkland Corp. (a) 12,856 290,757
Quebecor, Inc., Class B (a) 16,323 357,699
Saputo, Inc. (a) 65,290 1,135,064
Sun Life Financial, Inc. (a) 39,460 2,342,976
Suncor Energy, Inc. (a) 90,638 3,235,337
TFI International, Inc. (a) 7,782 1,051,567
West Fraser Timber Co. Ltd. (a) 31,546 2,733,350
Whitecap Resources, Inc. (a) 411,597 2,920,651
102,364,443
China - 1 .4%
Autohome, Inc., ADR (a) 77,852 2,020,259
BOC Hong Kong Holdings Ltd. (2) 548,500 1,751,436
Qifu Technology, Inc., ADR (a)(b) 21,675 831,887

Consolidated Schedule of Investments
December 31, 2024
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
China - 1.4% (continued)
Wilmar International Ltd. (2) 777,500 1,764,719
Yangzijiang Shipbuilding Holdings
Ltd. (2) 5,046,400 11,030,640
17,398,941
Denmark - 1 .8%
AP Moller - Maersk A/S, Class B
(2)(a) 470 781,967
Danske Bank A/S (2)(a) 104,650 2,967,108
Genmab A/S (2)*(a) 21,513 4,492,832
ISS A/S (2)(a) 166,893 3,052,631
Jyske Bank A/S (Registered) (2)(a) 25,597 1,818,057
Pandora A/S (2)(a) 27,911 5,106,471
ROCKWOOL A/S, Class B (2)(a) 11,728 4,173,250
Royal Unibrew A/S (2)(a) 3,943 277,656
22,669,972
Finland - 1 .4%
Elisa OYJ (a) 5,232 226,538
Fortum OYJ (a) 368,534 5,159,296
Huhtamaki OYJ (2)(a) 10,331 365,942
Kone OYJ, Class B (2)(a) 12,264 597,871
Nokia OYJ (2)(a) 1,781,167 7,878,847
Nordea Bank Abp (2)(a) 56,779 619,502
Valmet OYJ (2)(a) 56,013 1,357,698
Wartsila OYJ Abp (2)(a) 70,627 1,251,701
17,457,395
France - 5 .9%
Amundi SA (2)(a)(c) 37,168 2,473,555
Arkema SA (2)(a) 3,035 230,940
AXA SA (2)(a) 37,712 1,342,157
BNP Paribas SA (2)(a) 84,279 5,174,463
Bouygues SA (2)(a) 241,349 7,146,487
Canal+ SADIR *(a) 71,683 182,172
Carrefour SA (2)(a) 433,657 6,172,162
Cie de Saint-Gobain SA (2)(a) 96,290 8,556,494
Credit Agricole SA (2)(a) 283,433 3,899,905
Dassault Aviation SA (2)(a) 3,792 774,842
Eiffage SA (2)(a) 88,888 7,794,711
Engie SA (2)(a) 200,228 3,175,499
Forvia SE (2)(a) 25,886 232,847
Gaztransport Et Technigaz SA (2)
(a) 14,690 1,967,304
Ipsen SA (2)(a) 9,242 1,059,325
La Francaise des Jeux SACA (2)
(a)(c) 9,753 375,594
Louis Hachette Group *(a) 71,683 112,122
Orange SA (2)(a) 252,248 2,516,887
Publicis Groupe SA (2)(a) 4,884 519,949
Rexel SA (2)(a) 146,211 3,723,923
Safran SA (2)(a) 12,301 2,695,243
Societe Generale SA (2)(a) 244,676 6,866,957
Sodexo SA (a) 17,516 1,443,351
SPIE SA (2)(a) 14,140 439,725
Teleperformance SE (2)(a) 5,669 486,248
Ubisoft Entertainment SA (2)*(a) 20,115 274,373
Valeo SE (2)(a) 95,312 917,413
Vinci SA (2)(a) 10,279 1,058,291
Vivendi SE (2)(a) 249,076 658,757
INVESTMENTS SHARES VALUE ($)
France - 5.9% (continued)
Worldline SA (2)*(a)(c) 88,591 778,684
73,050,380
Germany - 5 .8%
Allianz SE (Registered) (2)(a) 17,355 5,334,287
Aroundtown SA (2)*(a) 596,320 1,800,888
Aurubis AG (2)(a) 39,215 3,122,560
BASF SE (2)(a) 30,666 1,344,738
Bechtle AG (2)(a) 42,182 1,352,870
Beiersdorf AG (a) 29,557 3,796,461
Brenntag SE (2)(a) 3,787 227,745
Commerzbank AG (2)(a) 364,298 5,982,674
Continental AG (2)(a) 27,621 1,861,199
CTS Eventim AG & Co. KGaA (2)
(a) 5,950 502,984
Deutsche Bank AG (Registered)
(2)(a) 692,449 11,949,524
Evonik Industries AG (2)(a) 136,032 2,364,514
Freenet AG (2)(a) 47,053 1,343,235
GEA Group AG (2)(a) 21,405 1,063,256
Hannover Rueck SE (2)(a) 4,420 1,106,854
Heidelberg Materials AG (2)(a) 82,218 10,159,118
HUGO BOSS AG (2)(a) 21,838 1,003,502
KION Group AG (2)(a) 15,692 518,110
Knorr-Bremse AG (2)(a) 26,106 1,894,812
LANXESS AG (2)(a) 9,171 224,224
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (a) 5,526 2,788,213
RWE AG (a) 9,687 289,288
SAP SE (2)(a) 6,603 1,624,168
Talanx AG (2)(a) 35,863 3,050,203
TeamViewer SE (2)*(a)(c) 36,347 359,414
thyssenkrupp AG (2)(a) 171,589 696,233
Zalando SE (2)*(a)(c) 186,340 6,233,681
71,994,755
Guatemala - 0 .1%
Millicom International Cellular SA,
SDR * 47,741 1,170,240
Hong Kong - 0 .9%
CK Asset Holdings Ltd. (2)(a) 216,872 885,135
CLP Holdings Ltd. (2)(a) 58,000 486,463
Sun Hung Kai Properties Ltd. (2)(a) 212,500 2,022,010
Swire Pacific Ltd., Class A (2)(a) 237,000 2,143,331
WH Group Ltd. (2)(a)(c) 6,687,000 5,153,235
10,690,174
Italy - 4 .9%
A2A SpA (2)(a) 1,916,162 4,254,521
Azimut Holding SpA (2)(a) 101,623 2,532,531
Banca Monte dei Paschi di Siena
SpA (2)(a) 457,233 3,241,047
Banco BPM SpA (2)(a) 407,739 3,301,300
BPER Banca SpA (2)(a) 500,387 3,191,382
Buzzi SpA (2)(a) 100,318 3,703,227
Coca-Cola HBC AG (2)(a) 120,624 4,120,752
Eni SpA (2)(a) 90,909 1,243,485
Generali (2)(a) 195,523 5,531,716
Hera SpA (2)(a) 560,051 1,993,627

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Italy - 4.9% (continued)
Intesa Sanpaolo SpA (2)(a) 612,948 2,458,423
Italgas SpA (2)(a) 199,756 1,121,100
Leonardo SpA (2)(a) 201,061 5,409,308
Pirelli & C SpA (2)(a)(c) 45,406 257,554
Poste Italiane SpA (2)(a)(c) 89,314 1,263,174
Prysmian SpA (2)(a) 74,518 4,768,882
UniCredit SpA (2)(a) 96,114 3,849,209
Unipol Gruppo SpA (2)(a) 605,328 7,559,644
59,800,882
Japan - 26 .4%
ABC-Mart, Inc. (2)(a) 97,000 1,956,963
AGC, Inc. (2)(a) 7,800 227,846
Air Water, Inc. (2)(a) 74,900 907,558
Aisin Corp. (2)(a) 41,400 462,529
Amada Co. Ltd. (2)(a) 376,400 3,659,546
Asahi Group Holdings Ltd. (2)(a) 167,100 1,752,995
Asahi Kasei Corp. (2)(a) 279,900 1,928,577
Asics Corp. (2)(a) 42,300 825,179
Bandai Namco Holdings, Inc. (2)(a) 34,700 827,430
Brother Industries Ltd. (2)(a) 185,600 3,139,615
Canon, Inc. (2)(a) 37,900 1,231,055
Central Japan Railway Co. (2)(a) 293,300 5,503,941
Chubu Electric Power Co., Inc. (2)
(a) 305,800 3,208,162
Concordia Financial Group Ltd.
(2)(a) 65,900 362,416
Cosmo Energy Holdings Co. Ltd.
(2)(a) 5,400 238,386
Dai Nippon Printing Co. Ltd. (2)(a) 148,000 2,071,063
Dai-ichi Life Holdings, Inc. (2)(a) 164,400 4,380,659
Daito Trust Construction Co. Ltd.
(2)(a) 20,600 2,302,969
Daiwa House Industry Co. Ltd. (2)
(a) 67,400 2,069,259
Daiwa House REIT Investment
Corp., REIT (2)(a) 290 427,136
Dentsu Group, Inc. (2)(a) 24,400 586,347
Ebara Corp. (2)(a) 30,100 461,813
ENEOS Holdings, Inc. (2)(a) 642,500 3,370,655
Fuji Electric Co. Ltd. (2)(a) 28,800 1,539,697
Fujikura Ltd. (2)(a) 45,100 1,841,244
Fujitsu Ltd. (2)(a) 39,400 692,123
Hakuhodo DY Holdings, Inc. (2)(a) 131,000 992,024
Haseko Corp. (2)(a) 170,200 2,187,545
Hikari Tsushin, Inc. (2)(a) 9,600 2,083,682
Hirose Electric Co. Ltd. (2)(a) 15,200 1,776,648
Hitachi Construction Machinery
Co. Ltd. (2)(a) 12,200 270,391
Hitachi Ltd. (2)(a) 42,800 1,048,175
Idemitsu Kosan Co. Ltd. (2)(a) 535,800 3,529,328
Iida Group Holdings Co. Ltd. (2)(a) 167,600 2,520,003
Inpex Corp. (2)(a) 106,800 1,343,701
Isuzu Motors Ltd. (2)(a) 52,000 707,376
ITOCHU Corp. (2)(a) 24,000 1,180,185
Japan Post Bank Co. Ltd. (2)(a) 314,000 2,967,818
Japan Post Holdings Co. Ltd. (2)(a) 158,800 1,495,538
Japan Post Insurance Co. Ltd. (2)
(a) 193,600 3,556,057
INVESTMENTS SHARES VALUE ($)
Japan - 26.4% (continued)
Japan Real Estate Investment
Corp., REIT (2)(a) 615 421,990
Kajima Corp. (2)(a) 15,400 278,969
Kansai Electric Power Co., Inc.
(The) (2)(a) 71,900 796,931
Kansai Paint Co. Ltd. (2)(a) 111,400 1,592,343
Kao Corp. (2)(a) 7,700 311,554
Kawasaki Kisen Kaisha Ltd. (2)(a) 74,300 1,057,051
KDDI Corp. (2)(a) 205,500 6,545,297
Keyence Corp. (2)(a) 2,300 934,885
Kinden Corp. (2)(a) 132,600 2,536,847
Kirin Holdings Co. Ltd. (2)(a) 146,800 1,906,069
Kobe Steel Ltd. (2)(a) 31,900 318,872
Koito Manufacturing Co. Ltd. (2)(a) 17,600 222,775
Komatsu Ltd. (2)(a) 73,900 2,013,211
Konami Group Corp. (2)(a) 18,200 1,702,979
Kose Corp. (2)(a) 35,100 1,596,798
Kuraray Co. Ltd. (2)(a) 267,500 3,831,600
Kyocera Corp. (2)(a) 237,600 2,355,027
Kyowa Kirin Co. Ltd. (2)(a) 82,600 1,242,138
Kyushu Electric Power Co., Inc.
(2)(a) 152,400 1,363,186
Kyushu Railway Co. (2)(a) 47,700 1,162,969
Lixil Corp. (2)(a) 27,300 297,928
LY Corp. (2)(a) 558,300 1,476,197
Makita Corp. (2)(a) 76,100 2,314,123
Mazda Motor Corp. (2)(a) 719,900 4,908,688
McDonald's Holdings Co. Japan
Ltd. (2)(a) 32,100 1,260,956
Medipal Holdings Corp. (2)(a) 187,600 2,821,269
MEIJI Holdings Co. Ltd. (a) 51,000 1,037,535
MINEBEA MITSUMI, Inc. (2)(a) 17,400 278,715
MISUMI Group, Inc. (2)(a) 119,000 1,829,422
Mitsubishi Chemical Group Corp.
(2)(a) 235,900 1,191,443
Mitsubishi Electric Corp. (2)(a) 371,600 6,274,745
Mitsubishi Gas Chemical Co., Inc.
(2)(a) 115,800 2,054,006
Mitsubishi HC Capital, Inc. (2)(a) 483,500 3,186,379
Mitsui OSK Lines Ltd. (2)(a) 34,600 1,204,022
Mizuho Financial Group, Inc. (2)(a) 133,300 3,254,192
MS&AD Insurance Group
Holdings, Inc. (2)(a) 204,500 4,416,692
Murata Manufacturing Co. Ltd. (2)
(a) 128,900 2,044,977
NGK Insulators Ltd. (2)(a) 343,500 4,337,165
NH Foods Ltd. (2)(a) 59,000 1,909,377
Nintendo Co. Ltd. (2)(a) 68,500 3,989,563
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 125,700 1,905,873
Nippon Steel Corp. (2)(a) 111,700 2,244,682
Nippon Yusen KK (2)(a) 179,700 5,981,046
Nisshin Seifun Group, Inc. (2)(a) 128,200 1,494,169
Nitto Denko Corp. (2)(a) 240,900 4,027,563
NOF Corp. (2)(a) 17,100 237,009
Nomura Holdings, Inc. (2)(a) 443,300 2,571,955
Nomura Real Estate Holdings, Inc.
(2)(a) 26,700 658,900
Nomura Real Estate Master Fund,
Inc., REIT (2)(a) 266 232,362

Consolidated Schedule of Investments
December 31, 2024
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 26.4% (continued)
NSK Ltd. (2)(a) 26,300 113,852
Obayashi Corp. (2)(a) 152,600 2,009,320
Obic Co. Ltd. (2)(a) 52,000 1,547,435
Oji Holdings Corp. (2)(a) 1,346,100 5,144,659
Ono Pharmaceutical Co. Ltd. (2)(a) 31,000 322,756
Open House Group Co. Ltd. (2)(a) 52,600 1,776,358
Oracle Corp. Japan (2)(a) 18,300 1,751,428
Orix JREIT, Inc., REIT (2)(a) 503 524,574
Osaka Gas Co. Ltd. (2)(a) 249,600 5,459,152
Otsuka Corp. (2)(a) 227,000 5,191,436
Otsuka Holdings Co. Ltd. (2)(a) 87,100 4,738,234
Pan Pacific International Holdings
Corp. (2)(a) 22,600 613,968
Panasonic Holdings Corp. (2)(a) 1,051,300 10,744,925
Persol Holdings Co. Ltd. (2)(a) 2,011,000 3,012,549
Recruit Holdings Co. Ltd. (2)(a) 24,400 1,695,993
Ricoh Co. Ltd. (2)(a) 211,900 2,406,477
Ryohin Keikaku Co. Ltd. (2)(a) 168,300 3,831,848
Santen Pharmaceutical Co. Ltd.
(2)(a) 227,700 2,331,433
Sanwa Holdings Corp. (2)(a) 62,100 1,715,250
SCSK Corp. (2)(a) 87,300 1,827,178
Sega Sammy Holdings, Inc. (2)(a) 39,300 761,729
Seiko Epson Corp. (2)(a) 130,700 2,358,223
Sekisui Chemical Co. Ltd. (2)(a) 221,100 3,785,726
Sharp Corp. (2)*(a) 261,700 1,621,996
Shimamura Co. Ltd. (2)(a) 112,700 6,267,309
Shionogi & Co. Ltd. (2)(a) 234,200 3,284,694
Skylark Holdings Co. Ltd. (2)(a) 79,900 1,239,080
Socionext, Inc. (2)(a) 50,100 782,671
SoftBank Group Corp. (2)(a) 11,500 657,177
Sohgo Security Services Co. Ltd.
(2)(a) 427,900 2,930,289
Sojitz Corp. (2)(a) 107,500 2,190,834
Sompo Holdings, Inc. (2)(a) 227,000 5,881,630
Square Enix Holdings Co. Ltd. (2)
(a) 144,100 5,595,418
Stanley Electric Co. Ltd. (2)(a) 39,000 639,566
Subaru Corp. (2)(a) 244,800 4,349,683
Sugi Holdings Co. Ltd. (2)(a) 100,500 1,574,591
Sumitomo Corp. (2)(a) 73,600 1,592,790
Sumitomo Forestry Co. Ltd. (2)(a) 53,800 1,791,033
Sumitomo Heavy Industries Ltd.
(2)(a) 51,700 1,055,321
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 42,400 990,444
Suntory Beverage & Food Ltd. (2)
(a) 86,800 2,757,809
T&D Holdings, Inc. (2)(a) 116,500 2,132,387
TBS Holdings, Inc. (2)(a) 93,600 2,378,851
TDK Corp. (2)(a) 145,500 1,873,835
TIS, Inc. (2)(a) 27,900 659,001
Toei Animation Co. Ltd. (2)(a) 9,300 208,059
Toho Co. Ltd. (2)(a) 24,500 957,446
Tohoku Electric Power Co., Inc.
(2)(a) 372,200 2,793,389
Tokyo Century Corp. (2)(a) 147,800 1,494,089
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 477,500 1,427,304
Tokyo Gas Co. Ltd. (2)(a) 116,200 3,219,517
INVESTMENTS SHARES VALUE ($)
Japan - 26.4% (continued)
Tokyu Fudosan Holdings Corp. (2)
(a) 117,800 718,983
TOPPAN Holdings, Inc. (2)(a) 233,400 6,191,677
Toray Industries, Inc. (2)(a) 225,800 1,429,732
Tosoh Corp. (2)(a) 279,000 3,729,106
TOTO Ltd. (2)(a) 40,400 967,837
Toyo Suisan Kaisha Ltd. (2)(a) 36,500 2,475,186
Toyota Boshoku Corp. (2)(a) 16,000 207,056
Toyota Industries Corp. (2)(a) 25,600 2,058,893
Toyota Tsusho Corp. (2)(a) 102,000 1,803,822
Tsuruha Holdings, Inc. (2)(a) 4,300 237,636
Welcia Holdings Co. Ltd. (2)(a) 98,500 1,283,168
Yamazaki Baking Co. Ltd. (2)(a) 12,000 223,435
Yokogawa Electric Corp. (2)(a) 34,100 725,284
Zensho Holdings Co. Ltd. (2)(a) 36,300 2,055,769
ZOZO, Inc. (2)(a) 21,500 662,156
324,046,534
Jordan - 0 .0% †
Hikma Pharmaceuticals plc (2) 14,939 372,456
Luxembourg - 0 .3%
Aperam SA (2)(a) 8,417 220,448
ArcelorMittal SA (2)(a) 127,708 2,967,207
3,187,655
Mexico - 0 .1%
Coca-Cola Femsa SAB de CV,
ADR 1,174 91,443
Grupo Aeroportuario del Sureste
SAB de CV, ADR 3,221 829,826
Grupo Televisa SAB, ADR 116,604 195,895
1,117,164
Netherlands - 2 .7%
Aalberts NV (2)(a) 6,257 222,476
ABN AMRO Bank NV, CVA (2)(a)
(c) 368,494 5,686,444
Arcadis NV (2)(a) 16,455 1,001,356
ASR Nederland NV (2)(a) 25,069 1,192,330
EXOR NV (2)(a) 15,021 1,377,063
Havas NV *(a) 71,683 120,468
Koninklijke Ahold Delhaize NV (a) 243,895 7,955,591
Koninklijke KPN NV (2)(a) 339,584 1,238,273
Koninklijke Philips NV (2)*(a) 108,037 2,736,715
NN Group NV (2)(a) 124,545 5,431,230
Randstad NV (2)(a) 72,146 3,037,530
Wolters Kluwer NV (2)(a) 20,094 3,338,505
33,337,981
New Zealand - 0 .0% †
Xero Ltd. (2)*(a) 4,038 420,207
Norway - 0 .7%
Equinor ASA (2)(a) 120,687 2,862,582
Kongsberg Gruppen ASA (2)(a) 43,513 4,895,507
Norsk Hydro ASA (2)(a) 142,038 781,306
8,539,395

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Portugal - 0 .0% †
Banco Comercial Portugues SA,
Class R (2) 535,915 257,213
Singapore - 1 .1%
CapitaLand Integrated Commercial
Trust, REIT (2) 517,000 729,079
Genting Singapore Ltd. (2) 7,060,900 3,961,174
Jardine Cycle & Carriage Ltd. (2) 45,700 948,204
Mapletree Pan Asia Commercial
Trust, REIT (2) 404,300 357,758
Oversea-Chinese Banking Corp.
Ltd. (2) 166,200 2,029,813
Singapore Airlines Ltd. (2) 209,200 986,264
STMicroelectronics NV (2) 85,062 2,130,536
United Overseas Bank Ltd. (2) 72,400 1,922,645
UOL Group Ltd. (2) 40,900 154,476
13,219,949
South Africa - 0 .1%
Harmony Gold Mining Co. Ltd.,
ADR (a)(b) 103,213 847,379
Spain - 2 .4%
Acciona SA (2)(a) 5,602 630,401
Acerinox SA (2)(a) 224,449 2,197,445
ACS Actividades de Construccion
y Servicios SA (2)(a) 83,625 4,190,656
Aena SME SA (2)(a)(c) 10,254 2,092,819
Banco Bilbao Vizcaya Argentaria
SA (2)(a) 467,146 4,570,761
Banco Santander SA (2)(a) 1,459,169 6,750,484
CaixaBank SA (2)(a) 101,180 549,324
Endesa SA (2)(a) 33,807 726,995
Industria de Diseno Textil SA (2)(a) 87,026 4,457,817
Mapfre SA (2)(a) 818,806 2,075,838
Repsol SA (2)(a) 150,989 1,837,229
30,079,769
Sweden - 3 .3%
AAK AB (2)(a) 17,495 498,288
Alfa Laval AB (2)(a) 10,625 444,710
Billerud Aktiebolag (a) 110,595 1,013,601
Elekta AB, Class B (2)(a) 126,938 701,208
Embracer Group AB, Class B
(2)*(a) 787,615 2,148,661
Essity AB, Class B (a) 168,594 4,505,958
Evolution AB (2)(a)(c) 10,145 782,340
Getinge AB, Class B (2)(a) 92,356 1,514,977
H & M Hennes & Mauritz AB, Class
B (2)(a) 70,956 956,403
Hexpol AB (2)(a) 45,223 421,248
Sandvik AB (2)(a) 66,505 1,192,527
Securitas AB, Class B (2)(a) 249,878 3,089,480
Skandinaviska Enskilda Banken
AB, Class A (2)(a) 74,887 1,026,258
Skanska AB, Class B (2)(a) 37,390 786,214
SKF AB, Class B (2)(a) 265,502 4,983,342
SSAB AB, Class B (2)(a) 369,549 1,466,570
Swedbank AB, Class A (2)(a) 94,513 1,866,249
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 790,881 6,404,915
INVESTMENTS SHARES VALUE ($)
Sweden - 3.3% (continued)
Trelleborg AB, Class B (2)(a) 95,779 3,277,616
Volvo AB, Class B (2)(a) 93,527 2,272,910
Volvo Car AB, Class B (2)*(a) 610,265 1,319,659
40,673,134
Switzerland - 4 .0%
ABB Ltd. (Registered) (2)(a) 44,193 2,386,356
Adecco Group AG (Registered)
(2)(a) 184,191 4,550,023
Belimo Holding AG (Registered)
(2)(a) 356 235,427
BKW AG (2)(a) 15,565 2,578,813
DKSH Holding AG (2)(a) 15,212 1,129,721
Flughafen Zurich AG (Registered)
(2)(a) 15,055 3,614,095
Geberit AG (Registered) (2)(a) 3,229 1,831,244
Georg Fischer AG (Registered)
(2)(a) 14,916 1,129,222
Helvetia Holding AG (Registered)
(2)(a) 11,232 1,852,545
Logitech International SA
(Registered) (2)(a) 61,048 5,039,280
Novartis AG (Registered) (2)(a) 67,605 6,581,840
Schindler Holding AG (2)(a) 7,823 2,161,368
SGS SA (Registered) (2)(a) 17,666 1,772,208
Sonova Holding AG (Registered)
(2)(a) 4,541 1,484,951
Swatch Group AG (The) (2)(a) 5,090 925,163
Swisscom AG (Registered) (2)(a) 4,615 2,568,494
TE Connectivity plc (a) 11,486 1,642,153
Tecan Group AG (Registered) (2)
(a) 1,013 225,761
Temenos AG (Registered) (2)(a) 6,428 454,205
UBS Group AG (Registered) (2)(a) 135,269 4,141,497
Zurich Insurance Group AG (2)(a) 4,224 2,512,290
48,816,656
Taiwan - 0 .0% †
ASE Technology Holding Co. Ltd.,
ADR (a) 49,448 497,941
Thailand - 0 .0% †
Fabrinet * 993 218,341
United Kingdom - 9 .8%
Anglogold Ashanti plc (a)(b) 26,693 616,074
Associated British Foods plc (2)(a) 47,897 1,221,776
Auto Trader Group plc (2)(a)(c) 97,768 967,401
Aviva plc (2)(a) 46,494 272,506
BAE Systems plc (2)(a) 98,059 1,406,684
Barclays plc (2)(a) 2,604,093 8,711,208
Beazley plc (2)(a) 150,573 1,537,122
British American Tobacco plc (2)(a) 81,891 2,955,015
BT Group plc (2)(a) 3,833,471 6,909,773
Bunzl plc (2)(a) 26,232 1,080,106
Centrica plc (2)(a) 5,264,073 8,782,450
CK Hutchison Holdings Ltd. (2)(a) 786,000 4,178,725
Compass Group plc (2)(a) 69,009 2,296,166
DCC plc (2) 60,016 3,845,590
easyJet plc (2)(a) 218,370 1,526,536
Frasers Group plc *(a) 2,353 17,939

Consolidated Schedule of Investments
December 31, 2024
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - 9.8% (continued)
Harbour Energy plc (2)(a) 453,698 1,450,337
Hargreaves Lansdown plc (2)(a) 26,731 366,808
Howden Joinery Group plc (2)(a) 137,293 1,360,105
HSBC Holdings plc (2)(a) 153,008 1,503,013
Imperial Brands plc (2)(a) 155,300 4,966,318
Inchcape plc (2)(a) 167,706 1,612,921
InterContinental Hotels Group plc
(2)(a) 35,161 4,374,861
International Distribution Services
plc (a) 145,875 664,375
Intertek Group plc (2)(a) 7,256 428,683
Investec plc (2)(a) 166,535 1,132,074
ITV plc (2)(a) 348,037 321,738
J Sainsbury plc (2)(a) 558,842 1,909,638
JD Sports Fashion plc (2)(a) 2,402,683 2,871,798
Johnson Matthey plc (2)(a) 24,582 412,407
Just Eat Takeaway.com NV (2)*(a)
(c) 284,597 3,880,693
Kingfisher plc (2)(a) 1,225,981 3,810,791
Lloyds Banking Group plc (2)(a) 3,121,542 2,131,791
Man Group plc (2)(a) 725,594 1,936,268
Marks & Spencer Group plc (2)(a) 1,396,051 6,537,982
NatWest Group plc (2)(a) 945,566 4,738,472
Next plc (2)(a) 12,996 1,541,614
Pearson plc (2)(a) 189,537 3,039,305
Rightmove plc (2)(a) 43,343 346,900
Rolls-Royce Holdings plc (2)*(a) 393,036 2,787,173
Sage Group plc (The) (2)(a) 22,886 363,624
Schroders plc (2)(a) 248,471 1,004,352
Standard Chartered plc (2)(a) 551,737 6,792,548
Subsea 7 SA (2)(a) 95,442 1,518,489
Tate & Lyle plc (a) 46,152 375,266
Tesco plc (2)(a) 930,791 4,281,037
Travis Perkins plc (a) 125,894 1,148,953
Vodafone Group plc (2)(a) 5,627,346 4,800,574
Whitbread plc (2)(a) 17,633 649,070
121,385,049
United States - 112 .4%
3M Co. (a) 57,770 7,457,529
A O Smith Corp. (a)(b) 4,608 314,312
Abbott Laboratories (a) 30,129 3,407,891
AbbVie, Inc. (a) 19,098 3,393,715
Abercrombie & Fitch Co., Class
A *(a) 11,431 1,708,592
Acuity Brands, Inc. (a)(b) 22,692 6,629,014
Adobe, Inc. *(a) 7,728 3,436,487
ADT, Inc. (a)(b) 520,093 3,593,843
AECOM (a) 2,336 249,532
Agilent Technologies, Inc. (a) 26,708 3,587,953
Akamai Technologies, Inc. *(a)(b) 14,984 1,433,220
Albertsons Cos., Inc., Class A (a) 124,081 2,436,951
Alcoa Corp. (a)(b) 6,159 232,687
Alcon AG (2)(a) 10,129 858,813
Allegion plc (a) 2,523 329,706
ALLETE, Inc. (a) 33,179 2,149,999
Allison Transmission Holdings,
Inc. (a) 62,491 6,752,777
Allstate Corp. (The) (a) 18,791 3,622,717
Ally Financial, Inc. (a)(b) 16,271 585,919
INVESTMENTS SHARES VALUE ($)
United States - 112.4% (continued)
Alphabet, Inc., Class A (a) 35,066 6,637,994
Altria Group, Inc. (a) 230,525 12,054,151
Amdocs Ltd. (a) 37,992 3,234,639
American Electric Power Co., Inc.
(a) 40,419 3,727,844
American Financial Group, Inc. (a)
(b) 7,804 1,068,602
Ameriprise Financial, Inc. (a)(b) 10,476 5,577,737
Amkor Technology, Inc. (a) 120,975 3,107,848
Appfolio, Inc., Class A *(a) 1,463 360,951
Apple, Inc. (a) 15,132 3,789,355
Applied Industrial Technologies,
Inc. (a)(b) 6,517 1,560,626
Applied Materials, Inc. (a) 17,255 2,806,181
AppLovin Corp., Class A *(a)(b) 7,493 2,426,458
Aramark (a)(b) 91,923 3,429,647
Arch Capital Group Ltd. (a)(b) 36,014 3,325,893
Archer-Daniels-Midland Co. (a)(b) 20,761 1,048,846
Arista Networks, Inc. *(a) 82,308 9,097,502
Armstrong World Industries, Inc.
(a) 8,375 1,183,639
Arrow Electronics, Inc. *(a)(b) 50,104 5,667,764
ASGN, Inc. *(a)(b) 31,885 2,657,296
Associated Banc-Corp. (a)(b) 64,549 1,542,721
Assurant, Inc. (a) 20,403 4,350,328
Assured Guaranty Ltd. (a) 23,474 2,112,895
AT&T, Inc. (a) 482,514 10,986,843
Autodesk, Inc. *(a) 5,467 1,615,881
AutoNation, Inc. *(a) 11,705 1,987,977
AvalonBay Communities, Inc.,
REIT (a) 5,561 1,223,253
Avantor, Inc. *(a)(b) 35,697 752,136
Avient Corp. (a) 18,829 769,353
Avnet, Inc. (a) 99,766 5,219,757
Axalta Coating Systems Ltd. *(a) 38,601 1,320,926
Axis Capital Holdings Ltd. (a) 44,950 3,983,469
Bank of New York Mellon Corp.
(The) (a)(b) 82,037 6,302,903
Bank OZK (a) 106,436 4,739,595
Becton Dickinson & Co. (a) 6,630 1,504,148
Belden, Inc. (a)(b) 6,401 720,817
BellRing Brands, Inc. *(a) 30,031 2,262,536
Berry Global Group, Inc. (a) 22,747 1,471,048
Best Buy Co., Inc. (a) 33,163 2,845,385
Biogen, Inc. *(a)(b) 27,594 4,219,674
Bio-Rad Laboratories, Inc., Class
A *(a) 2,653 871,537
Black Hills Corp. (a) 60,968 3,567,847
Booking Holdings, Inc. (a) 1,000 4,968,420
BorgWarner, Inc. (a)(b) 48,645 1,546,425
Boston Beer Co., Inc. (The), Class
A *(a) 4,779 1,433,604
Brink's Co. (The) (a)(b) 16,979 1,575,142
Bristol-Myers Squibb Co. (a) 29,684 1,678,927
Brixmor Property Group, Inc., REIT
(a) 138,456 3,854,615
Builders FirstSource, Inc. *(a)(b) 11,242 1,606,819
BWX Technologies, Inc. (a)(b) 27,844 3,101,543
Cabot Corp. (a)(b) 28,391 2,592,382

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 112.4% (continued)
CACI International, Inc., Class A
*(a) 6,730 2,719,324
Camden Property Trust, REIT (a) 12,702 1,473,940
Capital One Financial Corp. (a) 49,629 8,849,842
Cardinal Health, Inc. (a) 63,756 7,540,422
Carlisle Cos., Inc. (a)(b) 5,615 2,071,037
Carnival Corp. *(a)(b) 131,579 3,278,949
Carter's, Inc. (a) 4,892 265,097
Casey's General Stores, Inc. (a) 1,903 754,026
Caterpillar, Inc. (a) 6,483 2,351,773
CBRE Group, Inc., Class A *(a)(b) 42,521 5,582,582
Cencora, Inc. (a) 30,298 6,807,355
Centene Corp. *(a) 6,156 372,930
Charles River Laboratories
International, Inc. *(a)(b) 1,255 231,673
Charter Communications, Inc.,
Class A *(a)(b) 1,481 507,642
Chevron Corp. (a)(b) 19,461 2,818,731
Chubb Ltd. (a) 12,509 3,456,237
Ciena Corp. *(a) 42,779 3,628,087
Cigna Group (The) (a)(b) 814 224,778
Cincinnati Financial Corp. (a) 19,022 2,733,461
Cintas Corp. (a)(b) 27,468 5,018,404
Cirrus Logic, Inc. *(a)(b) 48,838 4,863,288
Citigroup, Inc. (a) 48,252 3,396,458
Citizens Financial Group, Inc. (a) 64,817 2,836,392
Clean Harbors, Inc. *(a) 8,522 1,961,253
Cleveland-Cliffs, Inc. *(a)(b) 24,087 226,418
CME Group, Inc. (a) 7,116 1,652,549
CNA Financial Corp. (a) 39,853 1,927,690
CNO Financial Group, Inc. (a) 162,262 6,037,769
Coca-Cola Consolidated, Inc. (a) 4,853 6,114,731
Cognizant Technology Solutions
Corp., Class A (a)(b) 44,107 3,391,828
Colgate-Palmolive Co. (a) 32,267 2,933,393
Columbia Sportswear Co. (a)(b) 43,038 3,612,179
Comcast Corp., Class A (a) 264,146 9,913,398
Comfort Systems USA, Inc. (a) 2,193 929,964
Commercial Metals Co. (a)(b) 72,786 3,610,186
Commvault Systems, Inc. *(a) 29,235 4,411,854
Copart, Inc. *(a)(b) 63,474 3,642,773
Corebridge Financial, Inc. (a) 222,490 6,659,126
Corpay, Inc. *(a)(b) 2,621 886,999
Costco Wholesale Corp. (a) 5,707 5,229,153
Cousins Properties, Inc., REIT (a) 7,822 239,666
Crane Co. (a)(b) 6,582 998,819
CRH plc (a) 24,888 2,302,638
Crowdstrike Holdings, Inc., Class
A *(a)(b) 6,872 2,351,324
Cummins, Inc. (a) 14,218 4,956,395
Curtiss-Wright Corp. (a) 16,527 5,864,936
Darden Restaurants, Inc. (a) 13,075 2,440,972
Deckers Outdoor Corp. *(a) 15,966 3,242,535
Dell Technologies, Inc., Class C (a) 9,050 1,042,922
Devon Energy Corp. (a) 76,440 2,501,881
Dick's Sporting Goods, Inc. (a) 4,917 1,125,206
Dillard's, Inc., Class A (a) 5,321 2,297,289
DocuSign, Inc., Class A *(a)(b) 55,511 4,992,659
Dolby Laboratories, Inc., Class A
(a) 34,954 2,729,907
INVESTMENTS SHARES VALUE ($)
United States - 112.4% (continued)
Domino's Pizza, Inc. (a)(b) 3,027 1,270,614
Donaldson Co., Inc. (a) 32,431 2,184,228
DoorDash, Inc., Class A *(a) 22,536 3,780,414
Dover Corp. (a) 8,052 1,510,555
Doximity, Inc., Class A *(a)(b) 115,726 6,178,611
Dropbox, Inc., Class A *(a)(b) 263,719 7,922,119
Duke Energy Corp. (a) 21,254 2,289,906
Dun & Bradstreet Holdings, Inc.
(a)(b) 36,700 457,282
Duolingo, Inc., Class A *(a)(b) 9,352 3,032,199
DXC Technology Co. *(a)(b) 156,264 3,122,155
Eagle Materials, Inc. (a)(b) 1,225 302,281
East West Bancorp, Inc. (a)(b) 2,417 231,452
Eastman Chemical Co. (a)(b) 23,191 2,117,802
eBay, Inc. (a)(b) 79,986 4,955,133
Edison International (a) 18,238 1,456,122
Elanco Animal Health, Inc. *(a) 108,322 1,311,779
Electronic Arts, Inc. (a)(b) 25,001 3,657,646
Element Solutions, Inc. (a)(b) 47,345 1,203,983
Elevance Health, Inc. (a)(b) 2,867 1,057,636
EMCOR Group, Inc. (a) 15,258 6,925,606
Encompass Health Corp. (a) 6,445 595,196
EnerSys (a) 50,747 4,690,545
Entergy Corp. (a) 61,182 4,638,819
Envista Holdings Corp. *(a)(b) 228,902 4,415,520
EOG Resources, Inc. (a) 54,620 6,695,320
EPAM Systems, Inc. *(a) 3,344 781,894
EPR Properties, REIT (a) 30,225 1,338,363
Equitable Holdings, Inc. (a)(b) 104,061 4,908,557
Equity Residential, REIT (a) 53,194 3,817,201
Esab Corp. (a) 4,023 482,519
Essent Group Ltd. (a) 15,486 843,058
Etsy, Inc. *(a)(b) 43,672 2,309,812
Euronet Worldwide, Inc. *(a) 14,887 1,530,979
Evercore, Inc., Class A (a) 3,028 839,331
Everest Group Ltd. (a)(b) 18,481 6,698,623
Evergy, Inc. (a) 8,919 548,964
Exelixis, Inc. *(a) 117,636 3,917,279
Exelon Corp. (a)(b) 66,955 2,520,186
Expedia Group, Inc. *(a) 34,191 6,370,809
F5, Inc. *(a)(b) 18,154 4,565,186
Fair Isaac Corp. *(a) 1,084 2,158,168
Fastenal Co. (a)(b) 32,061 2,305,507
Federated Hermes, Inc., Class B
(a) 150,251 6,176,819
Fidelity National Financial, Inc. (a) 37,472 2,103,678
Fidelity National Information
Services, Inc. (a)(b) 50,660 4,091,808
Fifth Third Bancorp (a) 14,925 631,029
First Horizon Corp. (a) 93,693 1,886,977
First Industrial Realty Trust, Inc.,
REIT (a) 15,987 801,428
First Solar, Inc. *(a)(b) 4,706 829,385
FirstCash Holdings, Inc. (a) 16,560 1,715,616
Fiserv, Inc. *(a)(b) 16,836 3,458,451
Flowers Foods, Inc. (a)(b) 85,524 1,766,926
Flowserve Corp. (a) 56,436 3,246,199
Fluor Corp. *(a) 95,763 4,723,031
FNB Corp. (a)(b) 107,482 1,588,584
Fortinet, Inc. *(a) 39,534 3,735,172

Consolidated Schedule of Investments
December 31, 2024
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 112.4% (continued)
Fortune Brands Innovations, Inc.
(a) 15,898 1,086,310
Fox Corp., Class A (a)(b) 81,332 3,951,109
Franklin Resources, Inc. (a)(b) 97,441 1,977,078
Gaming and Leisure Properties,
Inc., REIT (a) 16,922 814,964
Gap, Inc. (The) (a) 132,396 3,128,517
Garmin Ltd. (a) 8,681 1,790,543
Gartner, Inc. *(a) 4,071 1,972,277
Gates Industrial Corp. plc *(a) 177,728 3,655,865
GE Aerospace (a) 57,152 9,532,381
GE HealthCare Technologies, Inc.
(a) 41,274 3,226,801
Gen Digital, Inc. (a)(b) 71,064 1,945,732
Generac Holdings, Inc. *(a)(b) 6,047 937,587
General Dynamics Corp. (a) 19,949 5,256,362
General Motors Co. (a) 91,808 4,890,612
Gilead Sciences, Inc. (a) 47,323 4,371,226
Gitlab, Inc., Class A *(a) 10,032 565,303
Global Payments, Inc. (a) 54,875 6,149,293
Globe Life, Inc. (a) 4,679 521,802
GoDaddy, Inc., Class A *(a) 19,813 3,910,492
Graco, Inc. (a) 17,990 1,516,377
Graham Holdings Co., Class B (a) 5,613 4,894,087
GRAIL, Inc. *(a)(b) 161,104 2,875,706
Grand Canyon Education, Inc. *(a) 34,576 5,663,549
Greif, Inc., Class A (a)(b) 34,729 2,122,636
H&R Block, Inc. (a)(b) 137,285 7,254,139
Hancock Whitney Corp. (a) 20,998 1,149,011
Hanover Insurance Group, Inc.
(The) (a) 4,903 758,298
Hartford Financial Services Group,
Inc. (The) (a) 54,765 5,991,291
Healthcare Realty Trust, Inc., REIT
(a)(b) 82,204 1,393,358
Healthpeak Properties, Inc., REIT
(a) 92,918 1,883,448
Helen of Troy Ltd. *(a)(b) 6,089 364,305
Henry Schein, Inc. *(a)(b) 10,779 745,907
Hewlett Packard Enterprise Co.
(a)(b) 341,450 7,289,958
Hexcel Corp. (a) 6,438 403,663
HF Sinclair Corp. (a)(b) 62,506 2,190,835
Highwoods Properties, Inc., REIT
(a)(b) 91,608 2,801,373
Hilton Worldwide Holdings, Inc.
(a)(b) 4,544 1,123,095
Holcim AG (2)(a) 84,142 8,101,610
Hologic, Inc. *(a)(b) 32,553 2,346,746
Home Depot, Inc. (The) (a) 5,346 2,079,541
Honeywell International, Inc. (a) 7,437 1,679,944
Host Hotels & Resorts, Inc., REIT
(a) 17,543 307,353
Howmet Aerospace, Inc. (a) 34,699 3,795,030
HP, Inc. (a)(b) 171,839 5,607,107
Huntington Bancshares, Inc. (a)(b) 52,112 847,862
Huntington Ingalls Industries, Inc.
(a)(b) 14,311 2,704,350
Incyte Corp. *(a) 96,970 6,697,718
Ingredion, Inc. (a) 20,998 2,888,485
INVESTMENTS SHARES VALUE ($)
United States - 112.4% (continued)
Insperity, Inc. (a)(b) 12,158 942,367
International Bancshares Corp. (a) 33,354 2,106,639
International Business Machines
Corp. (a)(b) 12,301 2,704,129
International Paper Co. (a)(b) 29,862 1,607,173
Interpublic Group of Cos., Inc.
(The) (a) 41,723 1,169,078
Intuit, Inc. (a) 5,799 3,644,672
IPG Photonics Corp. *(a)(b) 3,247 236,122
IQVIA Holdings, Inc. *(a) 3,314 651,234
ITT, Inc. (a) 13,875 1,982,460
Jabil, Inc. (a) 35,465 5,103,414
Jacobs Solutions, Inc. (a) 17,691 2,363,871
Janus Henderson Group plc (a) 131,280 5,583,338
Jazz Pharmaceuticals plc *(a) 43,497 5,356,656
JB Hunt Transport Services, Inc.
(a)(b) 3,416 582,975
Johnson & Johnson (a)(b) 56,779 8,211,378
Jones Lang LaSalle, Inc. *(a) 18,146 4,593,478
KB Home (a)(b) 72,046 4,734,863
Kenvue, Inc. (a)(b) 139,715 2,982,915
Kilroy Realty Corp., REIT (a) 86,357 3,493,141
Kimberly-Clark Corp. (a)(b) 33,228 4,354,197
Kimco Realty Corp., REIT (a)(b) 83,773 1,962,801
Kirby Corp. *(a) 6,552 693,202
Knife River Corp. *(a)(b) 20,981 2,132,509
Kohl's Corp. (a) 100,518 1,411,273
Kraft Heinz Co. (The) (a)(b) 77,908 2,392,555
Kroger Co. (The) (a) 154,529 9,449,447
Kyndryl Holdings, Inc. *(a) 20,731 717,293
L3Harris Technologies, Inc. (a)(b) 13,051 2,744,364
Lam Research Corp. (a) 30,644 2,213,416
Lamar Advertising Co., Class A,
REIT (a)(b) 19,582 2,383,913
Landstar System, Inc. (a) 16,647 2,860,953
Lantheus Holdings, Inc. *(a)(b) 23,734 2,123,244
Leidos Holdings, Inc. (a) 27,464 3,956,464
Lennar Corp., Class A (a) 43,865 5,981,870
Lennox International, Inc. (a) 1,938 1,180,823
Lincoln Electric Holdings, Inc. (a) 1,405 263,395
Lincoln National Corp. (a) 23,642 749,688
Littelfuse, Inc. (a)(b) 1,778 418,986
Lockheed Martin Corp. (a) 16,811 8,169,137
Loews Corp. (a) 41,920 3,550,205
Louisiana-Pacific Corp. (a) 16,085 1,665,602
Lyft, Inc., Class A *(a) 231,482 2,986,118
M&T Bank Corp. (a)(b) 21,324 4,009,125
Macy's, Inc. (a) 134,580 2,278,439
Manhattan Associates, Inc. *(a) 7,382 1,994,912
ManpowerGroup, Inc. (a) 34,218 1,975,063
Markel Group, Inc. *(a)(b) 1,419 2,449,520
Masco Corp. (a) 32,843 2,383,417
Mastercard, Inc., Class A (a) 2,606 1,372,241
Matador Resources Co. (a) 9,450 531,657
Match Group, Inc. *(a) 77,711 2,541,927
Mattel, Inc. *(a)(b) 66,834 1,184,967
Maximus, Inc. (a) 40,244 3,004,215
McKesson Corp. (a)(b) 12,074 6,881,093
MDU Resources Group, Inc. (a)(b) 81,931 1,476,397
Medpace Holdings, Inc. *(a)(b) 4,816 1,600,020

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 112.4% (continued)
Medtronic plc (a) 78,954 6,306,846
Merck & Co., Inc. (a) 10,807 1,075,080
Meta Platforms, Inc., Class A (a) 12,818 7,505,067
MetLife, Inc. (a) 26,310 2,154,263
Mettler-Toledo International, Inc.
*(a)(b) 2,530 3,095,910
MGIC Investment Corp. (a) 31,086 737,049
Microsoft Corp. (a) 9,769 4,117,634
Mid-America Apartment
Communities, Inc., REIT (a) 24,777 3,829,781
Middleby Corp. (The) *(a)(b) 9,282 1,257,247
Mohawk Industries, Inc. *(a) 26,154 3,115,726
Molina Healthcare, Inc. *(a) 1,496 435,411
Molson Coors Beverage Co., Class
B (a) 136,259 7,810,366
Monolithic Power Systems, Inc. (a) 1,055 624,244
Monster Beverage Corp. *(a) 47,823 2,513,577
Moody's Corp. (a) 2,932 1,387,921
MSC Industrial Direct Co., Inc.,
Class A (a) 17,322 1,293,780
Murphy Oil Corp. (a)(b) 35,213 1,065,545
Murphy USA, Inc. (a)(b) 6,387 3,204,677
Natera, Inc. *(a) 12,989 2,056,159
National Fuel Gas Co. (a) 52,537 3,187,945
NetApp, Inc. (a) 32,184 3,735,919
Neurocrine Biosciences, Inc. *(a) 22,806 3,113,019
New York Times Co. (The), Class
A (a) 28,084 1,461,772
NewMarket Corp. (a) 3,057 1,615,166
NiSource, Inc. (a) 48,798 1,793,814
NNN REIT, Inc., REIT (a) 18,750 765,938
Nordstrom, Inc. (a)(b) 101,263 2,445,501
Northern Trust Corp. (a)(b) 38,591 3,955,578
Northrop Grumman Corp. (a) 2,918 1,369,388
Northwestern Energy Group, Inc.
(a)(b) 22,144 1,183,818
NOV, Inc. (a)(b) 137,944 2,013,982
NRG Energy, Inc. (a) 58,851 5,309,537
Nutanix, Inc., Class A *(a)(b) 25,354 1,551,158
NVR, Inc. *(a) 150 1,226,835
Old National Bancorp (a)(b) 69,482 1,508,107
Old Republic International Corp.
(a) 111,426 4,032,507
Omega Healthcare Investors, Inc.,
REIT (a) 57,940 2,193,029
Omnicom Group, Inc. (a)(b) 15,916 1,369,413
OneMain Holdings, Inc. (a)(b) 27,482 1,432,637
O'Reilly Automotive, Inc. *(a) 933 1,106,351
Oshkosh Corp. (a)(b) 9,402 893,848
Otis Worldwide Corp. (a)(b) 13,960 1,292,836
Ovintiv, Inc. (a) 75,598 3,061,719
Owens Corning (a) 15,480 2,636,554
PACCAR, Inc. (a) 8,674 902,269
Parker-Hannifin Corp. (a) 3,598 2,288,436
Paychex, Inc. (a)(b) 6,466 906,663
PayPal Holdings, Inc. *(a) 37,143 3,170,155
Pegasystems, Inc. (a) 20,675 1,926,910
Penske Automotive Group, Inc. (a) 12,994 1,980,805
Pentair plc (a) 14,911 1,500,643
PepsiCo, Inc. (a)(b) 31,243 4,750,811
INVESTMENTS SHARES VALUE ($)
United States - 112.4% (continued)
Performance Food Group Co. *(a) 20,190 1,707,065
Perrigo Co. plc (a)(b) 20,970 539,139
Philip Morris International, Inc. (a) 30,204 3,635,051
Pilgrim's Pride Corp. *(a) 58,545 2,657,358
Pinnacle Financial Partners, Inc.
(a)(b) 15,327 1,753,256
Pinnacle West Capital Corp. (a) 3,335 282,708
Pinterest, Inc., Class A *(a)(b) 29,147 845,263
Playtika Holding Corp. (a) 249,446 1,731,155
PNC Financial Services Group,
Inc. (The) (a) 1,198 231,034
Popular, Inc. (a) 25,550 2,403,233
Post Holdings, Inc. *(a) 2,545 291,301
PPG Industries, Inc. (a) 12,593 1,504,234
Premier, Inc., Class A (a)(b) 68,875 1,460,150
Primerica, Inc. (a) 861 233,693
Procter & Gamble Co. (The) (a)(b) 27,033 4,532,082
Progressive Corp. (The) (a) 15,004 3,595,108
Prosperity Bancshares, Inc. (a) 4,954 373,284
Prudential Financial, Inc. (a)(b) 18,996 2,251,596
Public Storage, REIT (a) 3,317 993,242
PulteGroup, Inc. (a)(b) 29,870 3,252,843
Pure Storage, Inc., Class A *(a)(b) 26,723 1,641,594
PVH Corp. (a) 16,937 1,791,088
QUALCOMM, Inc. (a)(b) 17,168 2,637,348
Qualys, Inc. *(a)(b) 17,712 2,483,577
Ralph Lauren Corp., Class A (a) 8,130 1,877,867
Raymond James Financial, Inc. (a) 22,436 3,484,984
Rayonier, Inc., REIT (a)(b) 25,125 655,763
Regeneron Pharmaceuticals, Inc.
*(a)(b) 5,009 3,568,061
Regions Financial Corp. (a)(b) 100,236 2,357,551
Reinsurance Group of America,
Inc. (a) 22,883 4,888,495
Reliance, Inc. (a)(b) 10,405 2,801,650
RenaissanceRe Holdings Ltd. (a)
(b) 12,946 3,221,094
Republic Services, Inc., Class A (a) 10,048 2,021,457
ResMed, Inc. (a)(b) 11,488 2,627,191
Reynolds Consumer Products,
Inc. (a) 57,211 1,544,125
RingCentral, Inc., Class A *(a) 111,623 3,907,921
Robert Half, Inc. (a) 46,383 3,268,146
ROBLOX Corp., Class A *(a)(b) 42,995 2,487,691
Roche Holding AG (2)(a) 8,346 2,333,598
Roper Technologies, Inc. (a) 2,796 1,453,501
Ross Stores, Inc. (a) 6,078 919,419
Royal Caribbean Cruises Ltd. (a)
(b) 9,128 2,105,738
Royal Gold, Inc. (a) 32,572 4,294,618
Royalty Pharma plc, Class A (a) 100,622 2,566,867
RPM International, Inc. (a)(b) 20,217 2,487,904
RTX Corp. (a) 29,947 3,465,467
Ryder System, Inc. (a) 30,203 4,737,643
Sabra Health Care REIT, Inc.,
REIT (a) 86,728 1,502,129
Salesforce, Inc. (a) 6,005 2,007,652
Samsara, Inc., Class A *(a)(b) 7,662 334,753
Sanofi SA (2)(a) 3,641 353,945

Consolidated Schedule of Investments
December 31, 2024
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 112.4% (continued)
SBA Communications Corp., REIT
(a) 26,127 5,324,683
Schneider National, Inc., Class B
(a)(b) 145,161 4,250,314
Science Applications International
Corp. (a) 15,612 1,745,109
Seaboard Corp. (a) 361 877,107
Sealed Air Corp. (a) 14,961 506,131
SEI Investments Co. (a) 57,121 4,711,340
Sensata Technologies Holding plc
(a)(b) 13,398 367,105
ServiceNow, Inc. *(a)(b) 2,617 2,774,334
Shell plc (2)(a) 124,059 3,867,043
Signify NV (2)(a)(c) 143,026 3,194,161
Skechers USA, Inc., Class A *(a) 17,769 1,194,788
Skyworks Solutions, Inc. (a)(b) 67,979 6,028,378
SLM Corp. (a)(b) 15,756 434,550
Smartsheet, Inc., Class A *(a) 22,449 1,257,817
Snap-on, Inc. (a) 9,174 3,114,390
Solventum Corp. *(a) 73,719 4,869,877
Sonoco Products Co. (a)(b) 27,546 1,345,622
Southern Co. (The) (a)(b) 24,895 2,049,356
SS&C Technologies Holdings, Inc.
(a) 23,350 1,769,463
STAG Industrial, Inc., REIT (a) 75,235 2,544,448
State Street Corp. (a) 52,559 5,158,666
STERIS plc (a)(b) 2,551 524,384
Stifel Financial Corp. (a) 36,231 3,843,384
Stryker Corp. (a) 7,317 2,634,486
Swiss Re AG (2)(a) 17,689 2,561,979
Synchrony Financial (a)(b) 192,028 12,481,819
Synopsys, Inc. *(a)(b) 3,163 1,535,194
T. Rowe Price Group, Inc. (a)(b) 38,537 4,358,149
Tapestry, Inc. (a) 46,908 3,064,500
Target Corp. (a) 5,462 738,353
Taylor Morrison Home Corp., Class
A *(a) 54,528 3,337,659
TD SYNNEX Corp. (a) 55,512 6,510,447
TEGNA, Inc. (a)(b) 177,395 3,244,555
Teleflex, Inc. (a)(b) 2,503 445,484
Tenaris SA (2)(a) 276,374 5,217,512
Tenet Healthcare Corp. *(a) 24,463 3,087,964
Teradata Corp. *(a) 83,357 2,596,571
Teradyne, Inc. 12,100 1,523,632
Terex Corp. (a)(b) 81,260 3,755,837
Texas Pacific Land Corp. (a) 1,911 2,113,490
Texas Roadhouse, Inc., Class A
(a)(b) 15,615 2,817,414
Textron, Inc. (a) 75,299 5,759,621
Thermo Fisher Scientific, Inc. (a) 4,708 2,449,243
Timken Co. (The) (a)(b) 3,192 227,813
Toll Brothers, Inc. (a) 25,063 3,156,685
Trane Technologies plc (a) 5,011 1,850,813
TransDigm Group, Inc. (a)(b) 1,982 2,511,749
TransUnion (a) 9,289 861,183
Travel + Leisure Co. (a) 88,861 4,483,037
Travelers Cos., Inc. (The) (a) 19,389 4,670,616
TripAdvisor, Inc. *(a) 69,390 1,024,890
Twilio, Inc., Class A *(a) 20,880 2,256,710
Tyler Technologies, Inc. *(a)(b) 2,036 1,174,039
INVESTMENTS SHARES VALUE ($)
United States - 112.4% (continued)
Tyson Foods, Inc., Class A (a) 35,947 2,064,796
UFP Industries, Inc. (a) 59,935 6,751,678
U-Haul Holding Co. *(a)(b) 4,250 293,633
UiPath, Inc., Class A *(a)(b) 220,314 2,800,191
UMB Financial Corp. (a) 14,620 1,650,013
United Airlines Holdings, Inc. *(a) 31,516 3,060,204
United Therapeutics Corp. *(a) 20,148 7,109,020
Universal Health Services, Inc.,
Class B (a) 11,529 2,068,533
Unum Group (a) 93,301 6,813,772
US Foods Holding Corp. *(a) 50,517 3,407,877
Valero Energy Corp. (a) 19,091 2,340,366
Valley National Bancorp (a) 262,370 2,377,072
Veeva Systems, Inc., Class A *(a) 68,852 14,476,132
Ventas, Inc., REIT (a) 21,778 1,282,506
Veralto Corp. (a) 22,145 2,255,468
VeriSign, Inc. *(a) 9,680 2,003,373
Verisk Analytics, Inc., Class A (a) 5,767 1,588,405
Verizon Communications, Inc. (a) 97,927 3,916,101
Vestis Corp. (a) 62,403 951,022
Viatris, Inc. (a)(b) 155,479 1,935,714
VICI Properties, Inc., Class A,
REIT (a)(b) 239,280 6,989,369
Viking Therapeutics, Inc. *(a)(b) 23,290 937,190
Vistra Corp. (a) 35,027 4,829,172
Voya Financial, Inc. (a)(b) 35,518 2,444,704
W R Berkley Corp. (a) 17,499 1,024,041
Walgreens Boots Alliance, Inc. (a)
(b) 117,866 1,099,690
Walmart, Inc. (a) 75,073 6,782,846
Warner Bros Discovery, Inc. *(a)(b) 202,392 2,139,283
Waste Connections, Inc. (a) 3,647 625,752
Watts Water Technologies, Inc.,
Class A (a)(b) 4,554 925,828
Wayfair, Inc., Class A *(a)(b) 34,760 1,540,563
Webster Financial Corp. (a) 26,846 1,482,436
Welltower, Inc., REIT (a) 29,232 3,684,109
WESCO International, Inc. (a)(b) 14,858 2,688,704
Western Union Co. (The) (a) 441,542 4,680,345
Westinghouse Air Brake
Technologies Corp. (a) 11,129 2,109,947
Weyerhaeuser Co., REIT (a)(b) 46,967 1,322,121
Williams-Sonoma, Inc. (a) 30,678 5,680,952
Wintrust Financial Corp. (a)(b) 9,841 1,227,271
Woodward, Inc. (a) 24,594 4,092,933
WW Grainger, Inc. (a)(b) 2,029 2,138,667
Wyndham Hotels & Resorts, Inc.
(a)(b) 8,648 871,632
Xcel Energy, Inc. (a) 18,713 1,263,502
Zimmer Biomet Holdings, Inc. (a) 45,343 4,789,581
Zions Bancorp NA (a) 58,347 3,165,325
Zoom Communications, Inc., Class
A *(a) 149,073 12,165,847
1,385,056,783
TOTAL COMMON STOCKS
(Cost $2,290,494,419) 2,489,788,535

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - 0.3%
Brazil - 0 .1%
Banco Bradesco SA 146,674 280,147
Cia Energetica de Minas Gerais 399,957 707,924
988,071
Germany - 0 .2%
Henkel AG & Co. KGaA
(Preference) (a)
27,177 2,384,415
TOTAL PREFERRED STOCKS
(Cost $3,518,629) 3,372,486
SHORT-TERM INVESTMENTS - 62.5%
INVESTMENT COMPANIES - 32 .7%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 4.26%
(d)(e) 25,184,883 25,184,883
Limited Purpose Cash Investment
Fund, 4.47% (d)(f) 377,599,290 377,523,770
TOTAL INVESTMENT COMPANIES
(Cost $402,609,927) 402,708,653
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 29 .8%
U.S. Treasury Bills
5.12%, 1/23/2025 (2)(g)(h) $ 3,029,000 3,021,500
4.91%, 2/13/2025 (2)(g)(h) 20,000,000 19,901,086
4.89%, 2/20/2025 (2)(g)(h) 10,884,000 10,822,128
4.80%, 2/27/2025 (2)(g)(h) 36,146,000 35,908,679
4.76%, 3/6/2025 (2)(g) 5,296,000 5,257,216
4.64%, 3/13/2025 (2)(g)(h) 31,102,000 30,849,224
4.51%, 3/20/2025 (2)(g)(h) 12,841,000 12,726,290
4.35%, 3/27/2025 (2)(g)(h) 31,392,000 31,085,108
4.31%, 4/3/2025 (2)(g)(h) 3,615,000 3,576,395
4.41%, 4/24/2025 (2)(g)(h) 57,861,000 57,112,658
4.42%, 5/1/2025 (2)(g) 1,900,000 1,873,886
4.35%, 5/8/2025 (2)(g)(h) 19,517,000 19,233,962
4.41%, 5/22/2025 (2)(g)(h) 6,134,000 6,035,391
4.44%, 5/29/2025 (2)(g)(h) 47,621,000 46,814,853
4.29%, 6/12/2025 (2)(g)(h) 20,000,000 19,629,850
4.25%, 6/20/2025 (2)(g)(h) 65,027,000 63,768,597
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $367,390,403) 367,616,823
TOTAL SHORT-TERM INVESTMENTS
(Cost $770,000,330) 770,325,476
TOTAL LONG POSITIONS
(Cost $3,064,013,378) 3,263,486,497
SHARES
SHORT POSITIONS - (183.7)%
COMMON STOCKS - (182.5)%
Argentina - ( 0 .3 ) %
Arcadium Lithium plc (614,262) (3,151,164)
INVESTMENTS SHARES VALUE ($)
Australia - ( 6 .2 ) %
ALS Ltd. (2) (72,690) (676,611)
Ampol Ltd. (2) (61,598) (1,074,730)
APA Group (2) (814,672) (3,507,285)
Charter Hall Group, REIT (2) (47,105) (416,234)
Coles Group Ltd. (2) (80,841) (943,701)
Commonwealth Bank of Australia
(2) (13,636) (1,290,255)
Computershare Ltd. (2) (11,752) (246,868)
Dexus, REIT (2) (643,634) (2,643,752)
Endeavour Group Ltd. (2) (881,561) (2,286,956)
Evolution Mining Ltd. (2) (342,977) (1,013,744)
Glencore plc (2) (139,760) (615,528)
Goodman Group, REIT (2) (272,868) (5,998,173)
IDP Education Ltd. (2) (338,964) (2,640,053)
Liontown Resources Ltd. (2) (3,627,208) (1,173,443)
Lynas Rare Earths Ltd. (2) (1,105,989) (4,361,342)
Macquarie Group Ltd. (2) (40,277) (5,508,404)
Mineral Resources Ltd. (2) (153,197) (3,233,210)
Mirvac Group, REIT (2) (1,670,789) (1,932,275)
National Australia Bank Ltd. (2) (27,051) (619,801)
NEXTDC Ltd. (2) (277,391) (2,580,549)
Northern Star Resources Ltd. (2) (155,120) (1,473,822)
Pilbara Minerals Ltd. (2) (1,183,207) (1,597,050)
Ramsay Health Care Ltd. (2) (134,602) (2,872,296)
Reece Ltd. (2) (15,487) (213,944)
Rio Tinto plc (2) (38,886) (2,295,444)
Santos Ltd. (2) (361,256) (1,495,925)
SEEK Ltd. (2) (19,405) (270,042)
Sonic Healthcare Ltd. (2) (230,213) (3,839,694)
South32 Ltd. (2) (608,701) (1,276,802)
Transurban Group (2) (161,655) (1,336,080)
Treasury Wine Estates Ltd. (2) (685,244) (4,799,929)
Whitehaven Coal Ltd. (2) (681,698) (2,609,640)
Woodside Energy Group Ltd. (2) (476,551) (7,379,363)
Woolworths Group Ltd. (2) (137,081) (2,584,071)
(76,807,016)
Belgium - ( 0 .2 ) %
D'ieteren Group (2) (3,004) (499,708)
Elia Group SA/NV (2) (16,855) (1,296,872)
Lotus Bakeries NV (2) (112) (1,253,628)
(3,050,208)
Brazil - ( 0 .4 ) %
MercadoLibre, Inc. (594) (1,010,061)
NU Holdings Ltd., Class A (152,744) (1,582,428)
StoneCo Ltd., Class A (58,457) (465,902)
Wheaton Precious Metals Corp. (22,093) (1,243,553)
XP, Inc., Class A (37,211) (440,950)
(4,742,894)
Burkina Faso - ( 0 .2 ) %
Endeavour Mining plc (2) (115,745) (2,067,490)
Canada - ( 7 .2 ) %
Alamos Gold, Inc., Class A (99,345) (1,832,849)
Alimentation Couche-Tard, Inc. (44,093) (2,445,368)
AtkinsRealis Group, Inc. (40,554) (2,151,482)
Bank of Montreal (10,799) (1,048,385)
BCE, Inc. (74,661) (1,730,637)

Consolidated Schedule of Investments
December 31, 2024
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Canada - (7.2)% (continued)
Boyd Group Services, Inc. (5,310) (800,794)
Brookfield Asset Management Ltd.,
Class A (4,234) (229,631)
Brookfield Corp., Class A (29,392) (1,689,358)
Brookfield Infrastructure Corp.,
Class A (51,736) (2,075,990)
Brookfield Renewable Corp. (18,413) (509,561)
Cameco Corp. (105,391) (5,418,935)
Canadian National Railway Co. (27,001) (2,741,894)
Canadian Natural Resources Ltd. (11,138) (343,876)
Canadian Pacific Kansas City Ltd. (67,564) (4,892,039)
Capstone Copper Corp. (390,832) (2,417,125)
Colliers International Group, Inc. (4,539) (617,262)
Element Fleet Management Corp. (194,973) (3,941,643)
Emera, Inc. (6,429) (240,308)
Enbridge, Inc. (105,090) (4,460,358)
Franco-Nevada Corp. (52,444) (6,162,886)
Gildan Activewear, Inc. (4,948) (232,865)
Hydro One Ltd. (c) (22,696) (698,982)
Keyera Corp. (23,219) (710,082)
Nutrien Ltd. (11,092) (496,322)
Pan American Silver Corp. (141,946) (2,871,606)
Pembina Pipeline Corp. (41,422) (1,530,434)
PrairieSky Royalty Ltd. (63,721) (1,242,547)
RB Global, Inc. (54,322) (4,902,944)
Restaurant Brands International,
Inc. (42,679) (2,781,728)
Rogers Communications, Inc.,
Class B (68,664) (2,110,864)
Royal Bank of Canada (16,938) (2,042,293)
Stantec, Inc. (11,821) (927,457)
TC Energy Corp. (39,164) (1,825,174)
Teck Resources Ltd., Class B (126,087) (5,112,074)
Thomson Reuters Corp. (25,589) (4,108,980)
TMX Group Ltd. (36,758) (1,132,314)
Toronto-Dominion Bank (The) (89,975) (4,790,279)
Tourmaline Oil Corp. (46,284) (2,141,857)
WSP Global, Inc. (18,443) (3,245,568)
(88,654,751)
Chile - ( 0 .6 ) %
Antofagasta plc (2) (189,664) (3,757,148)
Banco Santander Chile, ADR (3,836) (72,347)
Lundin Mining Corp. (301,271) (2,592,593)
Sociedad Quimica y Minera de
Chile SA, ADR (11,349) (412,650)
(6,834,738)
China - ( 0 .5 ) %
H World Group Ltd., ADR (48,138) (1,589,998)
Kanzhun Ltd., ADR (30,806) (425,123)
Prosus NV (81,948) (3,255,372)
Tencent Music Entertainment
Group, ADR (33,344) (378,454)
(5,648,947)
Denmark - ( 1 .7 ) %
Coloplast A/S, Class B (2) (24,084) (2,638,695)
DSV A/S (2) (15,788) (3,362,303)
GN Store Nord A/S (2) (91,351) (1,700,810)
INVESTMENTS SHARES VALUE ($)
Denmark - (1.7)% (continued)
Novo Nordisk A/S, Class B (2) (42,638) (3,678,885)
Novonesis (Novozymes), Class
B (2) (20,156) (1,142,172)
Orsted A/S (2)(c) (80,723) (3,644,947)
Tryg A/S (2) (78,534) (1,656,622)
Vestas Wind Systems A/S (2) (264,857) (3,633,017)
(21,457,451)
Finland - ( 1 .2 ) %
Kesko OYJ, Class B (2) (33,064) (623,830)
Metso OYJ (2) (164,778) (1,534,011)
Neste OYJ (2) (310,149) (3,925,005)
Sampo OYJ, Class A (2) (78,099) (3,189,950)
Stora Enso OYJ, Class R (2) (316,798) (3,188,265)
UPM-Kymmene OYJ (2) (95,591) (2,628,715)
(15,089,776)
France - ( 6 .0 ) %
Accor SA (2) (46,799) (2,276,193)
Aeroports de Paris SA (2) (16,110) (1,865,313)
Air France-KLM (2) (74,087) (622,510)
Air Liquide SA (2) (17,507) (2,845,934)
Airbus SE (2) (26,128) (4,183,903)
Alstom SA (2) (185,174) (4,131,802)
BioMerieux (2) (8,896) (952,145)
Bollore SE (2) (57,748) (355,095)
Bureau Veritas SA (2) (15,709) (477,243)
Capgemini SE (2) (11,599) (1,894,438)
Cie Generale des Etablissements
Michelin SCA (2) (44,687) (1,470,447)
Dassault Systemes SE (2) (153,470) (5,310,666)
Edenred SE (2) (57,058) (1,875,840)
EssilorLuxottica SA (2) (12,661) (3,088,396)
Getlink SE (2) (88,895) (1,417,494)
Hermes International SCA (2) (2,823) (6,773,426)
Kering SA (2) (16,853) (4,162,614)
Legrand SA (2) (10,507) (1,022,030)
L'Oreal SA (2) (11,789) (4,173,342)
LVMH Moet Hennessy Louis
Vuitton SE (2) (9,687) (6,372,043)
Pernod Ricard SA (2) (49,011) (5,537,603)
Remy Cointreau SA (2) (19,468) (1,179,052)
Renault SA (2) (45,264) (2,203,628)
Sartorius Stedim Biotech (2) (26,017) (5,079,281)
SCOR SE (38,728) (948,352)
SEB SA (2) (6,822) (616,498)
SOITEC (2) (9,626) (865,813)
Thales SA (2) (13,786) (1,979,606)
Veolia Environnement SA (2) (28,084) (787,968)
(74,468,675)
Germany - ( 4 .2 ) %
adidas AG (2) (10,150) (2,496,539)
Bayer AG (Registered) (2) (49,343) (985,624)
Bayerische Motoren Werke AG (2) (50,812) (4,155,911)
Carl Zeiss Meditec AG (2) (31,852) (1,491,192)
Daimler Truck Holding AG (2) (28,005) (1,072,650)
Deutsche Lufthansa AG
(Registered) (2) (35,055) (225,288)
Deutsche Post AG (2) (69,997) (2,471,061)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Germany - (4.2)% (continued)
Deutsche Telekom AG (Registered)
(2) (54,631) (1,636,914)
E.ON SE (2) (286,402) (3,336,026)
Fraport AG Frankfurt Airport
Services Worldwide (2) (21,969) (1,336,339)
Fresenius Medical Care AG (2) (31,028) (1,412,730)
Infineon Technologies AG (2) (175,310) (5,722,426)
K+S AG (Registered) (2) (20,095) (217,455)
LEG Immobilien SE (2) (3,643) (308,995)
Mercedes-Benz Group AG (2) (67,119) (3,742,004)
Merck KGaA (2) (15,800) (2,299,262)
Puma SE (2) (20,077) (923,156)
Rheinmetall AG (2) (2,412) (1,541,046)
Scout24 SE (2)(c) (14,713) (1,298,260)
Siemens AG (Registered) (2) (31,010) (6,046,788)
Siemens Energy AG (2) (3,954) (209,845)
Siemens Healthineers AG (2)(c) (80,180) (4,234,059)
Symrise AG, Class A (2) (14,813) (1,580,142)
Vonovia SE (2) (73,317) (2,231,981)
Wacker Chemie AG (2) (19,424) (1,412,931)
(52,388,624)
Hong Kong - ( 0 .5 ) %
Prudential plc (2) (708,532) (5,622,930)
Ireland - ( 0 .3 ) %
Aptiv plc (66,324) (4,011,276)
Italy - ( 3 .8 ) %
Amplifon SpA (2) (112,975) (2,911,137)
Banca Generali SpA (2) (8,714) (405,733)
Brunello Cucinelli SpA (2) (30,337) (3,313,992)
Davide Campari-Milano NV (2) (537,013) (3,360,852)
DiaSorin SpA (2) (18,469) (1,904,976)
Enel SpA (2) (175,634) (1,253,356)
ERG SpA (2) (77,977) (1,587,901)
Ferrari NV (2) (12,159) (5,188,233)
FinecoBank Banca Fineco SpA (2) (200,887) (3,506,029)
Infrastrutture Wireless Italiane SpA
(2)(c) (325,628) (3,307,802)
Interpump Group SpA (2) (38,355) (1,701,036)
Mediobanca Banca di Credito
Finanziario SpA (2) (89,835) (1,311,947)
Moncler SpA (2) (47,565) (2,510,984)
Nexi SpA (2)(c) (101,662) (565,866)
Recordati Industria Chimica e
Farmaceutica SpA (2) (36,372) (1,906,781)
Snam SpA (2) (1,445,364) (6,406,944)
Telecom Italia SpA (2) (3,385,023) (865,135)
Terna - Rete Elettrica Nazionale (2) (552,210) (4,363,467)
(46,372,171)
Japan - ( 24 .3 ) %
Advance Residence Investment
Corp., REIT (2) (290) (539,011)
Advantest Corp. (2) (17,700) (1,006,402)
Aeon Co. Ltd. (2) (270,300) (6,325,939)
Ajinomoto Co., Inc. (2) (101,900) (4,148,436)
Allegro MicroSystems, Inc. (176,096) (3,849,459)
ANA Holdings, Inc. (2) (195,300) (3,544,605)
Asahi Intecc Co. Ltd. (2) (128,800) (2,089,805)
INVESTMENTS SHARES VALUE ($)
Japan - (24.3)% (continued)
Astellas Pharma, Inc. (2) (290,300) (2,819,025)
BayCurrent, Inc. (2) (32,900) (1,106,947)
Bridgestone Corp. (2) (130,200) (4,376,429)
Capcom Co. Ltd. (2) (21,300) (463,350)
Chiba Bank Ltd. (The) (2) (249,900) (1,926,182)
Chugai Pharmaceutical Co. Ltd. (2) (26,800) (1,181,375)
Cosmos Pharmaceutical Corp. (2) (25,300) (1,078,726)
CyberAgent, Inc. (2) (111,500) (767,290)
Daifuku Co. Ltd. (2) (118,700) (2,438,682)
Daiichi Sankyo Co. Ltd. (2) (64,600) (1,767,666)
Daikin Industries Ltd. (2) (25,200) (2,940,360)
Daiwa Securities Group, Inc. (2) (205,900) (1,358,679)
Denso Corp. (2) (502,500) (6,927,967)
Disco Corp. (2) (5,800) (1,538,609)
DMG Mori Co. Ltd. (2) (14,400) (229,135)
East Japan Railway Co. (2) (150,000) (2,656,635)
Eisai Co. Ltd. (2) (237,000) (6,453,415)
FANUC Corp. (2) (153,800) (4,017,711)
Fast Retailing Co. Ltd. (2) (3,900) (1,315,633)
FUJIFILM Holdings Corp. (2) (28,600) (591,723)
Fukuoka Financial Group, Inc. (2) (85,900) (2,138,498)
GMO Payment Gateway, Inc. (2) (73,700) (3,714,011)
Hamamatsu Photonics KK (2) (246,200) (2,738,457)
Hankyu Hanshin Holdings, Inc. (2) (37,200) (969,599)
Honda Motor Co. Ltd. (2) (58,200) (554,111)
Hoshizaki Corp. (2) (76,700) (3,015,773)
Hoya Corp. (2) (5,900) (732,227)
Hulic Co. Ltd. (2) (235,300) (2,043,762)
Ibiden Co. Ltd. (2) (87,500) (2,603,414)
IHI Corp. (2) (35,600) (2,081,205)
Isetan Mitsukoshi Holdings Ltd. (2) (47,400) (813,839)
Japan Airlines Co. Ltd. (2) (156,100) (2,460,827)
Japan Airport Terminal Co. Ltd. (2) (87,100) (2,746,165)
Japan Metropolitan Fund
Investment Corp., REIT (2) (1,200) (688,470)
Japan Tobacco, Inc. (2) (58,100) (1,490,430)
Kadokawa Corp. (2) (168,200) (3,333,215)
Kawasaki Heavy Industries Ltd. (2) (64,200) (2,924,557)
KDX Realty Investment Corp.,
REIT (2) (1,424) (1,351,858)
Keio Corp. (2) (85,000) (2,068,830)
Keisei Electric Railway Co. Ltd. (2) (188,400) (1,691,706)
Kikkoman Corp. (2) (206,900) (2,297,454)
Kintetsu Group Holdings Co. Ltd.
(2) (42,600) (893,446)
Kobayashi Pharmaceutical Co.
Ltd. (2) (53,700) (2,120,104)
Kobe Bussan Co. Ltd. (2) (174,800) (3,821,131)
Kubota Corp. (2) (336,300) (3,895,956)
Kurita Water Industries Ltd. (2) (34,000) (1,184,278)
Kyoto Financial Group, Inc. (2) (190,196) (2,781,813)
Lasertec Corp. (2) (41,100) (3,852,922)
M3, Inc. (2) (362,700) (3,142,742)
Marubeni Corp. (2) (159,500) (2,393,868)
Marui Group Co. Ltd. (2) (222,700) (3,552,488)
MatsukiyoCocokara & Co. (2) (39,400) (573,621)
Mitsubishi Corp. (2) (106,100) (1,735,979)
Mitsubishi Estate Co. Ltd. (2) (259,300) (3,599,537)
Mitsubishi Heavy Industries Ltd. (2) (338,600) (4,721,422)
Mitsubishi Motors Corp. (2) (95,000) (317,465)

Consolidated Schedule of Investments
December 31, 2024
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (24.3)% (continued)
Mitsubishi UFJ Financial Group,
Inc. (2) (208,700) (2,436,511)
Mitsui Fudosan Co. Ltd. (2) (258,500) (2,067,310)
MonotaRO Co. Ltd. (2) (47,200) (802,108)
Nexon Co. Ltd. (2) (64,400) (957,974)
NIDEC Corp. (2) (130,800) (2,349,384)
Nikon Corp. (2) (138,400) (1,425,807)
Nippon Building Fund, Inc., REIT (969) (753,793)
Nippon Paint Holdings Co. Ltd. (2) (667,700) (4,310,960)
Nippon Prologis REIT, Inc., REIT
(2) (751) (1,065,276)
Nippon Sanso Holdings Corp. (2) (24,800) (688,150)
Nippon Telegraph & Telephone
Corp. (2) (1,660,500) (1,658,613)
Nissan Chemical Corp. (2) (128,000) (3,989,291)
Nissan Motor Co. Ltd. (2) (1,998,800) (6,062,038)
Nissin Foods Holdings Co. Ltd. (2) (64,400) (1,555,806)
Niterra Co. Ltd. (2) (56,600) (1,803,382)
Nitori Holdings Co. Ltd. (2) (42,600) (5,047,779)
NTT Data Group Corp. (2) (145,600) (2,768,565)
Odakyu Electric Railway Co. Ltd.
(2) (114,800) (1,057,014)
Olympus Corp. (2) (245,800) (3,669,855)
Omron Corp. (2) (204,200) (6,875,625)
Oriental Land Co. Ltd. (2) (225,200) (4,854,448)
ORIX Corp. (2) (55,800) (1,198,801)
Rakuten Group, Inc. (2) (367,900) (1,982,054)
Resona Holdings, Inc. (2) (202,500) (1,459,778)
Resonac Holdings Corp. (2) (51,600) (1,285,006)
Rinnai Corp. (2) (28,800) (592,025)
Rohto Pharmaceutical Co. Ltd. (2) (59,900) (1,091,273)
Secom Co. Ltd. (2) (11,800) (400,727)
Seibu Holdings, Inc. (2) (30,000) (610,280)
Sekisui House Ltd. (2) (56,400) (1,344,809)
Seven & i Holdings Co. Ltd. (2) (213,600) (3,348,742)
SG Holdings Co. Ltd. (2) (238,500) (2,279,847)
Shimadzu Corp. (2) (20,300) (568,163)
Shimano, Inc. (2) (8,400) (1,129,948)
Shimizu Corp. (2) (83,500) (659,451)
Shin-Etsu Chemical Co. Ltd. (2) (67,100) (2,210,082)
Shinko Electric Industries Co. Ltd.
(2) (87,800) (3,173,996)
Shiseido Co. Ltd. (2) (387,300) (6,848,693)
Shizuoka Financial Group, Inc. (2) (41,700) (338,192)
SMC Corp. (2) (12,400) (4,815,189)
SoftBank Corp. (2) (339,000) (427,933)
Sony Group Corp. (2) (115,900) (2,442,657)
SUMCO Corp. (2) (83,300) (613,461)
Sumitomo Electric Industries Ltd.
(2) (96,700) (1,728,751)
Sumitomo Metal Mining Co. Ltd.
(2) (60,700) (1,383,897)
Sumitomo Mitsui Financial Group,
Inc. (2) (161,000) (3,864,039)
Sumitomo Realty & Development
Co. Ltd. (2) (58,200) (1,809,950)
Sundrug Co. Ltd. (2) (10,100) (256,904)
Suzuki Motor Corp. (2) (234,000) (2,621,817)
Sysmex Corp. (2) (102,600) (1,881,139)
Taisei Corp. (2) (59,700) (2,501,358)
INVESTMENTS SHARES VALUE ($)
Japan - (24.3)% (continued)
Taiyo Yuden Co. Ltd. (2) (83,600) (1,175,689)
Takeda Pharmaceutical Co. Ltd. (2) (37,100) (982,123)
Terumo Corp. (2) (120,400) (2,324,410)
Tobu Railway Co. Ltd. (2) (24,200) (393,014)
Tokio Marine Holdings, Inc. (2) (70,200) (2,519,347)
Tokyo Electron Ltd. (2) (5,500) (826,757)
Tokyu Corp. (2) (154,700) (1,648,610)
Toyota Motor Corp. (2) (667,500) (13,033,100)
Unicharm Corp. (2) (431,400) (3,556,471)
West Japan Railway Co. (2) (81,800) (1,448,832)
Yamaha Corp. (2) (277,300) (1,972,462)
Yamaha Motor Co. Ltd. (2) (352,100) (3,102,248)
Yamato Holdings Co. Ltd. (2) (68,200) (766,675)
Yaskawa Electric Corp. (2) (182,800) (4,665,096)
Yokohama Rubber Co. Ltd. (The)
(2) (79,200) (1,694,784)
(299,682,645)
Luxembourg - ( 0 .0 ) % †
Eurofins Scientific SE (2) (10,890) (555,415)
Mexico - ( 0 .1 ) %
Cemex SAB de CV, ADR (169,674) (956,962)
Fomento Economico Mexicano
SAB de CV, ADR (1,884) (161,063)
Grupo Aeroportuario del Centro
Norte SAB de CV, ADR (205) (14,071)
Grupo Aeroportuario del Pacifico
SAB de CV, ADR (1,965) (343,855)
(1,475,951)
Netherlands - ( 2 .5 ) %
Adyen NV (2)(c) (272) (404,213)
Aegon Ltd. (2) (531,182) (3,160,910)
Akzo Nobel NV (2) (18,332) (1,100,342)
ASML Holding NV (2) (12,026) (8,423,428)
BE Semiconductor Industries NV
(2) (24,412) (3,346,111)
Heineken NV (2) (63,361) (4,515,687)
IMCD NV (2) (23,403) (3,477,937)
Koninklijke Vopak NV (2) (12,352) (543,675)
SBM Offshore NV (2) (131,581) (2,317,145)
Universal Music Group NV (2) (130,509) (3,338,306)
(30,627,754)
Norway - ( 0 .7 ) %
DNB Bank ASA (2) (104,961) (2,095,486)
Gjensidige Forsikring ASA (94,760) (1,673,205)
Mowi ASA (2) (66,337) (1,136,901)
Salmar ASA (2) (25,593) (1,216,409)
Telenor ASA (2) (124,423) (1,388,208)
TOMRA Systems ASA (2) (124,440) (1,610,393)
(9,120,602)
Poland - ( 0 .1 ) %
InPost SA (2) (91,493) (1,561,983)
Portugal - ( 0 .0 ) % †
EDP SA (2) (76,537) (244,843)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Singapore - ( 1 .7 ) %
CapitaLand Investment Ltd. (2) (2,304,400) (4,417,676)
DBS Group Holdings Ltd. (2) (137,760) (4,414,583)
Grab Holdings Ltd., Class A (129,445) (610,980)
Keppel Ltd. (2) (1,274,500) (6,385,458)
Mapletree Logistics Trust, REIT (2) (367,500) (341,342)
Singapore Technologies
Engineering Ltd. (2) (446,900) (1,524,892)
Singapore Telecommunications
Ltd. (2) (1,572,900) (3,543,473)
(21,238,404)
South Africa - ( 0 .3 ) %
Anglo American plc (2) (91,531) (2,706,311)
Gold Fields Ltd., ADR (3,028) (39,970)
Old Mutual Ltd. (586,563) (379,643)
Sibanye Stillwater Ltd., ADR (109,349) (360,852)
(3,486,776)
South Korea - ( 0 .2 ) %
Delivery Hero SE (c) (75,486) (2,120,572)
Spain - ( 1 .8 ) %
Amadeus IT Group SA (2) (67,460) (4,761,612)
Bankinter SA (2) (109,554) (867,060)
Cellnex Telecom SA (2)(c) (227,127) (7,174,157)
Corp. ACCIONA Energias
Renovables SA (2) (2,279) (41,977)
Enagas SA (2) (18,117) (221,139)
Fluidra SA (2) (84,617) (2,060,143)
Grifols SA (2) (326,729) (3,087,605)
Iberdrola SA (2) (83,069) (1,144,710)
Redeia Corp. SA (2) (105,748) (1,805,785)
Telefonica SA (2) (181,391) (740,235)
(21,904,423)
Sweden - ( 3 .5 ) %
AddTech AB, Class B (2) (20,549) (559,916)
Assa Abloy AB, Class B (2) (78,774) (2,326,693)
Atlas Copco AB, Class A (2) (141,185) (2,154,717)
Autoliv, Inc. (22,173) (2,079,606)
Axfood AB (38,471) (813,660)
Beijer Ref AB, Class B (2) (126,459) (1,866,290)
Boliden AB (2) (43,792) (1,232,083)
Castellum AB (2) (89,839) (981,150)
Electrolux AB, Class B (2) (46,912) (389,131)
Epiroc AB, Class A (2) (155,210) (2,704,940)
EQT AB (2) (164,005) (4,533,728)
Fastighets AB Balder, Class B (2) (66,916) (465,718)
Hexagon AB, Class B (2) (215,417) (2,056,681)
Holmen AB, Class B (2) (49,963) (1,832,670)
Lifco AB, Class B (2) (69,875) (2,025,277)
Nibe Industrier AB, Class B (2) (1,331,508) (5,203,487)
Saab AB, Class B (2) (76,043) (1,606,581)
Sagax AB, Class B (2) (88,861) (1,823,623)
Svenska Cellulosa AB SCA, Class
B (2) (222,138) (2,817,506)
Svenska Handelsbanken AB,
Class A (2) (309,213) (3,192,639)
Swedish Orphan Biovitrum AB (22,421) (643,214)
INVESTMENTS SHARES VALUE ($)
Sweden - (3.5)% (continued)
Tele2 AB, Class B (240,474) (2,374,561)
(43,683,871)
Switzerland - ( 4 .8 ) %
Avolta AG (2) (71,163) (2,856,756)
Bachem Holding AG, Class B (2) (6,659) (425,856)
Baloise Holding AG (Registered)
(2) (10,129) (1,835,411)
Banque Cantonale Vaudoise
(Registered) (2) (18,753) (1,726,692)
Barry Callebaut AG (Registered)
(2) (4,187) (5,574,833)
Chocoladefabriken Lindt &
Spruengli AG (2) (312) (3,460,964)
Cie Financiere Richemont SA
(Registered) (2) (37,214) (5,629,518)
Clariant AG (Registered) (2) (112,473) (1,255,337)
DSM-Firmenich AG (2) (43,573) (4,404,536)
EMS-Chemie Holding AG
(Registered) (2) (1,092) (736,850)
Galenica AG (2)(c) (7,494) (614,100)
Givaudan SA (Registered) (2) (186) (813,078)
Julius Baer Group Ltd. (2) (53,140) (3,447,264)
Kuehne + Nagel International AG
(Registered) (2) (11,250) (2,581,241)
Lonza Group AG (Registered) (2) (2,025) (1,195,234)
Partners Group Holding AG (2) (3,472) (4,715,994)
SIG Group AG (2) (308,820) (6,106,274)
Sika AG (Registered) (2) (15,273) (3,644,247)
Straumann Holding AG
(Registered) (2) (1,968) (247,892)
Swiss Life Holding AG (Registered)
(2) (3,921) (3,027,278)
VAT Group AG (2)(c) (11,436) (4,324,111)
(58,623,466)
United Kingdom - ( 7 .8 ) %
abrdn plc (2) (562,806) (991,790)
Admiral Group plc (2) (91,019) (3,006,908)
Ashtead Group plc (2) (61,628) (3,812,806)
AstraZeneca plc (2) (41,283) (5,382,465)
Bellway plc (35,095) (1,094,871)
Berkeley Group Holdings plc (2) (16,989) (826,793)
Burberry Group plc (2) (396,675) (4,850,969)
ConvaTec Group plc (2)(c) (165,201) (456,633)
Croda International plc (2) (45,656) (1,931,124)
Diageo plc (2) (217,245) (6,903,574)
Diploma plc (2) (16,383) (867,926)
Direct Line Insurance Group plc (2) (274,292) (877,695)
Entain plc (2) (189,176) (1,623,956)
Flutter Entertainment plc (10,882) (2,812,453)
Halma plc (2) (30,589) (1,026,229)
Hiscox Ltd. (2) (48,366) (654,585)
Informa plc (2) (422,260) (4,211,454)
Intermediate Capital Group plc (2) (72,505) (1,868,761)
Legal & General Group plc (2) (2,076,607) (5,962,620)
M&G plc (2) (471,275) (1,166,231)
Melrose Industries plc (2) (295,493) (2,041,970)
National Grid plc (2) (479,545) (5,697,117)
Ocado Group plc (2) (470,586) (1,776,095)

Consolidated Schedule of Investments
December 31, 2024
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (7.8)% (continued)
Pennon Group plc (299,434) (2,224,803)
Persimmon plc (2) (198,971) (2,972,115)
Reckitt Benckiser Group plc (2) (94,771) (5,736,562)
RELX plc (2) (23,485) (1,064,082)
Rentokil Initial plc (2) (879,949) (4,392,244)
RS GROUP plc (2) (148,701) (1,266,958)
Severn Trent plc (2) (28,241) (885,425)
Smiths Group plc (2) (44,931) (963,346)
Spirax Group plc (2) (18,386) (1,572,759)
SSE plc (2) (58,285) (1,168,293)
St James's Place plc (2) (36,954) (400,093)
Taylor Wimpey plc (2) (796,844) (1,212,801)
TechnipFMC plc (81,347) (2,354,182)
Unilever plc (2) (43,561) (2,475,163)
United Utilities Group plc (2) (64,428) (847,535)
Weir Group plc (The) (2) (66,236) (1,804,314)
WH Smith plc (14,186) (211,160)
Wise plc, Class A (2) (116,460) (1,547,914)
WPP plc (2) (358,009) (3,690,301)
(96,635,075)
United States - ( 101 .0 ) %
10X Genomics, Inc., Class A (195,211) (2,803,230)
AAON, Inc. (24,154) (2,842,443)
Acadia Healthcare Co., Inc. (74,898) (2,969,706)
Adient plc (25,937) (446,895)
Advance Auto Parts, Inc. (14,521) (686,698)
Advanced Drainage Systems, Inc. (11,795) (1,363,502)
Advanced Micro Devices, Inc. (38,402) (4,638,578)
Affirm Holdings, Inc., Class A (32,815) (1,998,434)
Aflac, Inc. (11,723) (1,212,627)
AGCO Corp. (19,200) (1,794,816)
Agree Realty Corp., REIT (3,749) (264,117)
Air Lease Corp., Class A (79,216) (3,819,003)
Air Products and Chemicals, Inc. (25,905) (7,513,485)
Airbnb, Inc., Class A (8,789) (1,154,962)
Alaska Air Group, Inc. (6,200) (401,450)
Albemarle Corp. (80,857) (6,960,171)
Alexandria Real Estate Equities,
Inc., REIT (35,373) (3,450,636)
Align Technology, Inc. (1,423) (296,710)
Alliant Energy Corp. (11,320) (669,465)
Alnylam Pharmaceuticals, Inc. (12,354) (2,907,020)
Amazon.com, Inc. (18,954) (4,158,318)
Amcor plc (93,339) (878,320)
Ameren Corp. (15,706) (1,400,033)
American Airlines Group, Inc. (173,264) (3,019,992)
American Homes 4 Rent, Class
A, REIT (43,065) (1,611,492)
American International Group, Inc. (36,287) (2,641,694)
American Tower Corp., REIT (24,057) (4,412,294)
American Water Works Co., Inc. (24,873) (3,096,440)
Americold Realty Trust, Inc., REIT (139,785) (2,991,399)
AMETEK, Inc. (8,669) (1,562,674)
Amgen, Inc. (18,604) (4,848,947)
Amphenol Corp., Class A (52,054) (3,615,150)
Antero Resources Corp. (210,365) (7,373,292)
Aon plc, Class A (10,116) (3,633,263)
APA Corp. (137,259) (3,169,310)
Apellis Pharmaceuticals, Inc. (114,184) (3,643,611)
INVESTMENTS SHARES VALUE ($)
United States - (101.0)% (continued)
API Group Corp. (75,304) (2,708,685)
Apollo Global Management, Inc. (26,788) (4,424,306)
AptarGroup, Inc. (13,714) (2,154,469)
Arrowhead Pharmaceuticals, Inc. (113,105) (2,126,374)
Arthur J Gallagher & Co. (13,132) (3,727,518)
Ashland, Inc. (19,288) (1,378,320)
ATI, Inc. (26,565) (1,462,138)
Atlassian Corp., Class A (3,388) (824,571)
Atmos Energy Corp. (1,685) (234,670)
Automatic Data Processing, Inc. (5,690) (1,665,634)
AutoZone, Inc. (199) (637,198)
Avery Dennison Corp. (13,891) (2,599,423)
Avis Budget Group, Inc. (15,216) (1,226,562)
Axon Enterprise, Inc. (2,392) (1,421,613)
AZEK Co., Inc. (The), Class A (54,621) (2,592,859)
Azenta, Inc. (86,050) (4,302,500)
Baker Hughes Co., Class A (73,663) (3,021,656)
Ball Corp. (80,213) (4,422,143)
Bank of America Corp. (117,406) (5,159,994)
Bath & Body Works, Inc. (26,421) (1,024,342)
Bentley Systems, Inc., Class B (22,294) (1,041,130)
BILL Holdings, Inc. (8,045) (681,492)
BioMarin Pharmaceutical, Inc. (44,367) (2,916,243)
Bio-Techne Corp. (13,087) (942,657)
Blackbaud, Inc. (6,735) (497,851)
Blackrock, Inc. (1,124) (1,152,224)
Blackstone, Inc. (11,784) (2,031,797)
Block, Inc., Class A (21,400) (1,818,786)
Blue Owl Capital, Inc., Class A (27,209) (632,881)
Boeing Co. (The) (89,781) (15,891,236)
BOK Financial Corp. (8,539) (908,977)
Booz Allen Hamilton Holding Corp.,
Class A (7,696) (990,475)
Boston Scientific Corp. (17,859) (1,595,166)
Bright Horizons Family Solutions,
Inc. (7,588) (841,130)
Brighthouse Financial, Inc. (40,811) (1,960,560)
Broadcom, Inc. (1,823) (422,644)
Broadridge Financial Solutions,
Inc. (9,273) (2,096,533)
Brown & Brown, Inc. (16,230) (1,655,785)
Brown-Forman Corp., Class B (109,966) (4,176,509)
Bruker Corp. (44,794) (2,625,824)
Brunswick Corp. (53,346) (3,450,419)
BXP, Inc., REIT (29,095) (2,163,504)
Cadence Bank (91,550) (3,153,898)
Cadence Design Systems, Inc. (5,179) (1,556,082)
Caesars Entertainment, Inc. (47,227) (1,578,326)
Capri Holdings Ltd. (86,135) (1,814,003)
CarMax, Inc. (40,494) (3,310,789)
Carrier Global Corp. (79,511) (5,427,421)
Carvana Co., Class A (8,397) (1,707,614)
Cava Group, Inc. (15,154) (1,709,371)
CCC Intelligent Solutions Holdings,
Inc. (36,263) (425,365)
CDW Corp. (8,520) (1,482,821)
Celsius Holdings, Inc. (58,375) (1,537,598)
CenterPoint Energy, Inc. (74,522) (2,364,583)
Certara, Inc. (164,738) (1,754,460)
CF Industries Holdings, Inc. (39,012) (3,328,504)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (101.0)% (continued)
CH Robinson Worldwide, Inc. (11,653) (1,203,988)
Charles Schwab Corp. (The) (72,538) (5,368,537)
Chart Industries, Inc. (17,074) (3,258,402)
Chemed Corp. (1,522) (806,356)
Chemours Co. (The) (227,136) (3,838,598)
Cheniere Energy, Inc. (13,694) (2,942,430)
Chipotle Mexican Grill, Inc., Class
A (46,152) (2,782,966)
Chord Energy Corp. (30,925) (3,615,751)
Church & Dwight Co., Inc. (12,841) (1,344,581)
Churchill Downs, Inc. (21,271) (2,840,529)
Civitas Resources, Inc. (20,660) (947,674)
Clarivate plc (54,107) (274,864)
Clearway Energy, Inc., Class C (42,141) (1,095,666)
Clorox Co. (The) (15,437) (2,507,123)
CMS Energy Corp. (7,500) (499,875)
CNH Industrial NV (526,928) (5,970,094)
CNH Industrial NV (2) (19,351) (218,132)
CNX Resources Corp. (33,771) (1,238,383)
Coca-Cola Co. (The) (84,190) (5,241,669)
Cognex Corp. (143,350) (5,140,531)
Coherent Corp. (17,758) (1,682,215)
Coinbase Global, Inc., Class A (2,295) (569,849)
Comerica, Inc. (22,327) (1,380,925)
Commerce Bancshares, Inc. (29,329) (1,827,490)
Conagra Brands, Inc. (37,107) (1,029,719)
Confluent, Inc., Class A (136,013) (3,802,923)
ConocoPhillips (34,089) (3,380,606)
Consolidated Edison, Inc. (26,984) (2,407,782)
Constellation Brands, Inc., Class A (4,434) (979,914)
Constellation Energy Corp. (24,158) (5,404,386)
Cooper Cos., Inc. (The) (19,684) (1,809,550)
Core & Main, Inc., Class A (69,439) (3,535,139)
Corning, Inc. (69,518) (3,303,495)
Corteva, Inc. (45,560) (2,595,098)
CoStar Group, Inc. (101,783) (7,286,644)
Coterra Energy, Inc. (84,542) (2,159,203)
Coty, Inc., Class A (63,288) (440,484)
Crane NXT Co. (7,127) (414,934)
Credit Acceptance Corp. (7,605) (3,570,243)
Crocs, Inc. (18,282) (2,002,427)
Crown Castle, Inc., REIT (17,604) (1,597,739)
Crown Holdings, Inc. (14,964) (1,237,373)
CSL Ltd. (2) (39,263) (6,849,464)
CSX Corp. (50,007) (1,613,726)
Cullen/Frost Bankers, Inc. (5,217) (700,382)
Darling Ingredients, Inc. (22,414) (755,128)
Datadog, Inc., Class A (1,758) (251,201)
DaVita, Inc. (15,131) (2,262,841)
Dayforce, Inc. (48,319) (3,509,892)
Deere & Co. (16,828) (7,130,024)
Dexcom, Inc. (36,453) (2,834,950)
Digital Realty Trust, Inc., REIT (27,439) (4,865,758)
Dollar General Corp. (40,776) (3,091,636)
Dollar Tree, Inc. (32,752) (2,454,435)
Dominion Energy, Inc. (46,045) (2,479,984)
DoubleVerify Holdings, Inc. (12,235) (235,034)
Dow, Inc. (21,719) (871,583)
DR Horton, Inc. (14,800) (2,069,336)
DraftKings, Inc., Class A (86,500) (3,217,800)
INVESTMENTS SHARES VALUE ($)
United States - (101.0)% (continued)
DTE Energy Co. (24,643) (2,975,642)
DuPont de Nemours, Inc. (7,350) (560,438)
Dutch Bros, Inc., Class A (64,463) (3,376,572)
Ecolab, Inc. (6,295) (1,475,044)
Edwards Lifesciences Corp. (33,763) (2,499,475)
Elastic NV (18,499) (1,832,881)
elf Beauty, Inc. (28,463) (3,573,530)
Eli Lilly & Co. (5,243) (4,047,596)
Emerson Electric Co. (12,584) (1,559,535)
Enovis Corp. (68,076) (2,987,175)
Enphase Energy, Inc. (38,823) (2,666,364)
Ensign Group, Inc. (The) (6,319) (839,542)
Entegris, Inc. (28,061) (2,779,723)
EQT Corp. (145,537) (6,710,711)
Equifax, Inc. (11,244) (2,865,533)
Equinix, Inc., REIT (5,937) (5,597,938)
Equity LifeStyle Properties, Inc.,
REIT (3,448) (229,637)
Erie Indemnity Co., Class A (4,375) (1,803,506)
Essential Utilities, Inc. (34,059) (1,237,023)
Estee Lauder Cos., Inc. (The),
Class A (51,487) (3,860,495)
Eversource Energy (63,714) (3,659,095)
Exact Sciences Corp. (57,010) (3,203,392)
Expand Energy Corp. (40,080) (3,989,964)
Expeditors International of
Washington, Inc. (34,715) (3,845,381)
Experian plc (2) (23,542) (1,011,832)
Extra Space Storage, Inc., REIT (32,663) (4,886,385)
Exxon Mobil Corp. (62,655) (6,739,798)
FactSet Research Systems, Inc. (5,286) (2,538,760)
Federal Realty Investment Trust,
REIT (22,736) (2,545,295)
FedEx Corp. (11,901) (3,348,108)
Ferguson Enterprises, Inc. (6,480) (1,124,734)
Ferrovial SE (2) (171,727) (7,208,179)
First American Financial Corp. (56,037) (3,498,950)
First Citizens BancShares, Inc.,
Class A (487) (1,029,041)
First Financial Bankshares, Inc. (42,110) (1,518,066)
First Hawaiian, Inc. (24,662) (639,979)
FirstEnergy Corp. (55,689) (2,215,308)
Five Below, Inc. (26,821) (2,815,132)
Five9, Inc. (68,628) (2,789,042)
Flagstar Financial, Inc. (366,699) (3,421,302)
Floor & Decor Holdings, Inc., Class
A (30,597) (3,050,521)
FMC Corp. (63,143) (3,069,381)
Ford Motor Co. (401,539) (3,975,236)
Fortive Corp. (8,438) (632,850)
Fortrea Holdings, Inc. (89,440) (1,668,056)
Freeport-McMoRan, Inc. (49,118) (1,870,413)
Freshpet, Inc. (13,210) (1,956,533)
FTI Consulting, Inc. (6,481) (1,238,714)
GATX Corp. (22,195) (3,439,337)
GE Vernova, Inc. (8,241) (2,710,712)
General Mills, Inc. (33,177) (2,115,697)
Gentex Corp. (55,033) (1,581,098)
Genuine Parts Co. (36,950) (4,314,282)
GFL Environmental, Inc. (88,394) (3,940,511)

Consolidated Schedule of Investments
December 31, 2024
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (101.0)% (continued)
Glacier Bancorp, Inc. (50,448) (2,533,499)
Globant SA (18,453) (3,956,692)
Goldman Sachs Group, Inc. (The) (4,238) (2,426,764)
Goodyear Tire & Rubber Co. (The) (309,743) (2,787,687)
Graphic Packaging Holding Co. (34,104) (926,265)
Grocery Outlet Holding Corp. (159,132) (2,484,051)
Guidewire Software, Inc. (4,909) (827,559)
GXO Logistics, Inc. (65,734) (2,859,429)
Haemonetics Corp. (40,025) (3,125,152)
Haleon plc (2) (254,692) (1,200,912)
Halliburton Co. (113,699) (3,091,476)
Harley-Davidson, Inc. (18,197) (548,276)
Hasbro, Inc. (52,113) (2,913,638)
Hayward Holdings, Inc. (217,102) (3,319,490)
HCA Healthcare, Inc. (6,276) (1,883,741)
HealthEquity, Inc. (32,112) (3,081,146)
HEICO Corp. (4,447) (1,057,230)
Hershey Co. (The) (26,405) (4,471,687)
Hilton Grand Vacations, Inc. (172,132) (6,704,541)
Home BancShares, Inc. (56,548) (1,600,308)
Hormel Foods Corp. (75,194) (2,358,836)
Howard Hughes Holdings, Inc. (17,249) (1,326,793)
Hubbell, Inc., Class B (4,373) (1,831,806)
HubSpot, Inc. (1,468) (1,022,858)
Humana, Inc. (6,374) (1,617,148)
Huntsman Corp. (185,001) (3,335,568)
Hyatt Hotels Corp., Class A (16,588) (2,603,984)
IDACORP, Inc. (11,158) (1,219,346)
IDEX Corp. (7,199) (1,506,679)
Illinois Tool Works, Inc. (6,951) (1,762,496)
Illumina, Inc. (13,299) (1,777,145)
Independence Realty Trust, Inc.,
REIT (106,890) (2,120,698)
Informatica, Inc., Class A (8,815) (228,573)
Ingersoll Rand, Inc. (38,433) (3,476,649)
Inspire Medical Systems, Inc. (15,630) (2,897,489)
Insulet Corp. (8,511) (2,221,967)
Intel Corp. (177,678) (3,562,444)
Intercontinental Exchange, Inc. (7,862) (1,171,517)
International Flavors & Fragrances,
Inc. (26,960) (2,279,468)
Intra-Cellular Therapies, Inc. (31,505) (2,631,298)
Intuitive Surgical, Inc. (7,819) (4,081,205)
Invesco Ltd. (50,016) (874,280)
Invitation Homes, Inc., REIT (110,325) (3,527,090)
Ionis Pharmaceuticals, Inc. (200,835) (7,021,192)
Iridium Communications, Inc. (84,093) (2,440,379)
Iron Mountain, Inc., REIT (37,195) (3,909,566)
J M Smucker Co. (The) (40,158) (4,422,199)
Jack Henry & Associates, Inc. (8,165) (1,431,325)
James Hardie Industries plc,
CHESS (2) (166,377) (5,127,868)
Jefferies Financial Group, Inc. (3,883) (304,427)
Johnson Controls International plc (15,148) (1,195,632)
JPMorgan Chase & Co. (21,713) (5,204,823)
KBR, Inc. (35,249) (2,041,975)
Kemper Corp. (52,517) (3,489,229)
Keurig Dr Pepper, Inc. (34,369) (1,103,932)
KeyCorp (98,368) (1,686,028)
Keysight Technologies, Inc. (15,964) (2,564,297)
INVESTMENTS SHARES VALUE ($)
United States - (101.0)% (continued)
Kinsale Capital Group, Inc. (8,196) (3,812,205)
Kite Realty Group Trust, REIT (163,957) (4,138,275)
KKR & Co., Inc. (40,990) (6,062,831)
Knight-Swift Transportation
Holdings, Inc., Class A (50,623) (2,685,044)
Labcorp Holdings, Inc. (15,115) (3,466,172)
Lamb Weston Holdings, Inc. (57,161) (3,820,070)
Lancaster Colony Corp. (1,261) (218,330)
Las Vegas Sands Corp. (21,838) (1,121,600)
Lattice Semiconductor Corp. (51,928) (2,941,721)
Lear Corp. (8,358) (791,503)
Leggett & Platt, Inc. (97,524) (936,230)
Liberty Media Corp.-Liberty Live,
Class C (22,725) (1,546,664)
Light & Wonder, Inc. (4,434) (383,009)
Linde plc (10,851) (4,542,988)
LivaNova plc (10,342) (478,938)
LKQ Corp. (58,102) (2,135,249)
LPL Financial Holdings, Inc. (4,265) (1,392,565)
Lucid Group, Inc. (1,779,603) (5,374,401)
Lululemon Athletica, Inc. (7,065) (2,701,727)
MACOM Technology Solutions
Holdings, Inc. (5,601) (727,626)
Madison Square Garden Sports
Corp., Class A (18,711) (4,222,698)
Maplebear, Inc. (68,044) (2,818,382)
Marathon Petroleum Corp. (17,193) (2,398,424)
Maravai LifeSciences Holdings,
Inc., Class A (25,092) (136,751)
Marriott International, Inc., Class A (3,777) (1,053,556)
Marriott Vacations Worldwide Corp. (18,844) (1,692,191)
Marsh & McLennan Cos., Inc. (21,157) (4,493,958)
Martin Marietta Materials, Inc. (8,956) (4,625,774)
Marvell Technology, Inc. (7,499) (828,265)
Masimo Corp. (6,624) (1,094,947)
McCormick & Co., Inc.
(Non-Voting) (36,416) (2,776,356)
McDonald's Corp. (3,693) (1,070,564)
MGM Resorts International (26,038) (902,217)
Microchip Technology, Inc. (54,644) (3,133,833)
Micron Technology, Inc. (13,615) (1,145,838)
MicroStrategy, Inc., Class A (2,708) (784,291)
Moderna, Inc. (159,065) (6,613,923)
Mondelez International, Inc., Class
A (63,792) (3,810,296)
MongoDB, Inc., Class A (13,428) (3,126,173)
Morgan Stanley (5,956) (748,788)
Mosaic Co. (The) (63,579) (1,562,772)
Motorola Solutions, Inc. (4,037) (1,866,023)
MP Materials Corp. (386,499) (6,029,384)
MSA Safety, Inc. (9,078) (1,504,860)
MSCI, Inc., Class A (1,676) (1,005,617)
National Storage Affiliates Trust,
REIT (35,342) (1,339,815)
nCino, Inc. (60,339) (2,026,184)
Neogen Corp. (40,556) (492,350)
Nestle SA (Registered) (2) (82,014) (6,728,692)
Netflix, Inc. (500) (445,660)
New Fortress Energy, Inc. (61,319) (927,143)
New Jersey Resources Corp. (11,206) (522,760)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (101.0)% (continued)
Newell Brands, Inc. (279,602) (2,784,836)
Newmont Corp. (121,169) (4,509,910)
Nexstar Media Group, Inc., Class A (12,776) (2,018,225)
NextEra Energy, Inc. (93,479) (6,701,510)
NEXTracker, Inc., Class A (24,889) (909,195)
NIKE, Inc., Class B (35,945) (2,719,958)
Nordson Corp. (6,531) (1,366,546)
Norfolk Southern Corp. (20,373) (4,781,543)
Novanta, Inc. (20,162) (3,080,149)
Nucor Corp. (8,070) (941,850)
nVent Electric plc (27,535) (1,876,786)
NVIDIA Corp. (17,134) (2,300,925)
Occidental Petroleum Corp. (105,912) (5,233,112)
Okta, Inc., Class A (19,320) (1,522,416)
Old Dominion Freight Line, Inc. (8,664) (1,528,330)
Olin Corp. (17,561) (593,562)
Ollie's Bargain Outlet Holdings,
Inc. (8,894) (975,939)
ON Semiconductor Corp. (12,498) (787,999)
ONE Gas, Inc. (53,385) (3,696,911)
Option Care Health, Inc. (41,596) (965,027)
Oracle Corp. (4,058) (676,225)
Packaging Corp. of America (4,817) (1,084,451)
Paramount Global, Class B (142,224) (1,487,663)
Park Hotels & Resorts, Inc., REIT (59,515) (837,376)
Parsons Corp. (18,483) (1,705,057)
Paycom Software, Inc. (4,135) (847,551)
Paycor HCM, Inc. (166,830) (3,098,033)
Paylocity Holding Corp. (7,351) (1,466,304)
PBF Energy, Inc., Class A (46,723) (1,240,496)
Penn Entertainment, Inc. (102,218) (2,025,961)
Penumbra, Inc. (18,751) (4,452,987)
Permian Resources Corp., Class A (219,646) (3,158,509)
Pfizer, Inc. (331,908) (8,805,518)
PG&E Corp. (122,975) (2,481,636)
Phillips 66 (13,744) (1,565,854)
Plug Power, Inc. (361,755) (770,538)
Polaris, Inc. (22,261) (1,282,679)
Pool Corp. (9,768) (3,330,302)
Portland General Electric Co. (5,717) (249,376)
PotlatchDeltic Corp., REIT (83,691) (3,284,872)
Power Integrations, Inc. (32,404) (1,999,327)
PPL Corp. (38,338) (1,244,451)
Principal Financial Group, Inc. (21,158) (1,637,841)
Procore Technologies, Inc. (14,858) (1,113,310)
Prologis, Inc., REIT (103,727) (10,963,943)
PTC, Inc. (5,731) (1,053,759)
Public Service Enterprise Group,
Inc. (70,608) (5,965,670)
QIAGEN NV (2) (30,742) (1,377,975)
Quanta Services, Inc. (14,138) (4,468,315)
QuantumScape Corp. (813,616) (4,222,667)
Quest Diagnostics, Inc. (21,792) (3,287,541)
QuidelOrtho Corp. (67,136) (2,990,909)
Rambus, Inc. (17,819) (941,912)
Range Resources Corp. (153,125) (5,509,438)
RBC Bearings, Inc. (10,273) (3,073,065)
Realty Income Corp., REIT (86,001) (4,593,313)
Regal Rexnord Corp. (8,133) (1,261,672)
Regency Centers Corp., REIT (11,928) (881,837)
INVESTMENTS SHARES VALUE ($)
United States - (101.0)% (continued)
Repligen Corp. (44,344) (6,382,875)
Revvity, Inc. (18,052) (2,014,784)
Rexford Industrial Realty, Inc.,
REIT (124,061) (4,796,198)
RH (17,769) (6,993,701)
Rivian Automotive, Inc., Class A (289,180) (3,846,094)
RLI Corp. (11,110) (1,831,261)
Rocket Cos., Inc., Class A (82,205) (925,628)
Rockwell Automation, Inc. (11,170) (3,192,274)
Roivant Sciences Ltd. (52,215) (617,703)
Roku, Inc., Class A (25,958) (1,929,718)
Rollins, Inc. (43,106) (1,997,963)
Ryan Specialty Holdings, Inc.,
Class A (21,212) (1,360,962)
S&P Global, Inc. (3,380) (1,683,341)
Saia, Inc. (11,615) (5,293,304)
Schlumberger NV (146,034) (5,598,944)
Schneider Electric SE (2) (12,065) (3,003,655)
Scotts Miracle-Gro Co. (The) (7,901) (524,152)
Seagate Technology Holdings plc (19,955) (1,722,316)
Selective Insurance Group, Inc. (6,140) (574,213)
Sempra (45,157) (3,961,172)
SentinelOne, Inc., Class A (57,400) (1,274,280)
Service Corp. International (2,796) (223,177)
SharkNinja, Inc. (14,584) (1,419,898)
Sherwin-Williams Co. (The) (8,703) (2,958,411)
Shift4 Payments, Inc., Class A (11,749) (1,219,311)
Silgan Holdings, Inc. (39,252) (2,043,067)
Silicon Laboratories, Inc. (36,449) (4,527,695)
Simon Property Group, Inc., REIT (33,593) (5,785,051)
Simpson Manufacturing Co., Inc. (6,673) (1,106,584)
Sirius XM Holdings, Inc. (119,046) (2,714,249)
SiteOne Landscape Supply, Inc. (10,039) (1,322,839)
Snap, Inc., Class A (504,440) (5,432,819)
Snowflake, Inc., Class A (7,626) (1,177,531)
SoFi Technologies, Inc. (157,201) (2,420,895)
Sotera Health Co. (172,479) (2,359,513)
SouthState Corp. (6,141) (610,907)
Southwest Airlines Co. (247,801) (8,331,069)
Southwest Gas Holdings, Inc. (41,804) (2,955,961)
Spectrum Brands Holdings, Inc. (12,736) (1,076,065)
Spire, Inc. (10,787) (731,682)
Sprouts Farmers Market, Inc. (8,554) (1,086,957)
Stanley Black & Decker, Inc. (6,193) (497,236)
Starbucks Corp. (17,872) (1,630,820)
Steel Dynamics, Inc. (12,750) (1,454,393)
Stellantis NV (2) (195,814) (2,547,232)
Sun Communities, Inc., REIT (25,892) (3,183,939)
Super Micro Computer, Inc. (49,961) (1,522,811)
Synaptics, Inc. (14,940) (1,140,221)
Synovus Financial Corp. (19,151) (981,106)
Sysco Corp. (20,395) (1,559,402)
Take-Two Interactive Software, Inc. (40,330) (7,423,945)
Tempur Sealy International, Inc. (77,412) (4,388,486)
Tesla, Inc. (12,529) (5,059,711)
Texas Capital Bancshares, Inc. (18,419) (1,440,366)
Texas Instruments, Inc. (20,990) (3,935,835)
The Campbell's Co. (73,767) (3,089,362)
Thor Industries, Inc. (7,991) (764,819)
TJX Cos., Inc. (The) (8,958) (1,082,216)

Consolidated Schedule of Investments
December 31, 2024
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (101.0)% (continued)
T-Mobile US, Inc. (5,338) (1,178,257)
Toast, Inc., Class A (15,565) (567,344)
TopBuild Corp. (4,944) (1,539,265)
Toro Co. (The) (31,943) (2,558,634)
Tractor Supply Co. (38,195) (2,026,627)
Tradeweb Markets, Inc., Class A (8,844) (1,157,856)
Trex Co., Inc. (75,960) (5,243,519)
Trimble, Inc. (3,245) (229,292)
Truist Financial Corp. (95,324) (4,135,155)
TXNM Energy, Inc. (33,873) (1,665,535)
Uber Technologies, Inc. (75,215) (4,536,969)
UDR, Inc., REIT (235,513) (10,223,618)
UGI Corp. (83,885) (2,368,074)
Ulta Beauty, Inc. (2,659) (1,156,479)
Ultragenyx Pharmaceutical, Inc. (24,377) (1,025,540)
Under Armour, Inc., Class A (393,239) (3,256,019)
Union Pacific Corp. (15,281) (3,484,679)
United Parcel Service, Inc., Class
B (49,933) (6,296,551)
United Rentals, Inc. (2,938) (2,069,645)
UnitedHealth Group, Inc. (15,114) (7,645,567)
Unity Software, Inc. (112,967) (2,538,368)
UWM Holdings Corp., Class A (81,459) (478,164)
Vail Resorts, Inc. (6,353) (1,190,870)
Valaris Ltd. (89,293) (3,950,322)
Valmont Industries, Inc. (1,376) (421,978)
Valvoline, Inc. (105,098) (3,802,446)
Vertex Pharmaceuticals, Inc. (7,168) (2,886,554)
Vertiv Holdings Co., Class A (17,650) (2,005,217)
VF Corp. (173,771) (3,729,126)
Visa, Inc., Class A (20,314) (6,420,037)
Vishay Intertechnology, Inc. (143,781) (2,435,650)
Visteon Corp. (37,133) (3,294,440)
Vornado Realty Trust, REIT (19,213) (807,715)
Vulcan Materials Co. (8,589) (2,209,348)
Walt Disney Co. (The) (21,391) (2,381,888)
Warner Music Group Corp., Class
A (32,011) (992,341)
Waste Management, Inc. (11,742) (2,369,418)
Watsco, Inc. (1,723) (816,512)
Weatherford International plc (35,739) (2,559,985)
WEC Energy Group, Inc. (12,438) (1,169,670)
Wendy's Co. (The) (33,638) (548,299)
West Pharmaceutical Services,
Inc. (7,127) (2,334,520)
Western Alliance Bancorp (28,350) (2,368,359)
Western Digital Corp. (33,355) (1,988,959)
WEX, Inc. (16,752) (2,936,961)
Whirlpool Corp. (17,064) (1,953,487)
White Mountains Insurance Group
Ltd. (1,125) (2,188,193)
Willis Towers Watson plc (5,229) (1,637,932)
WillScot Holdings Corp. (94,924) (3,175,208)
Wingstop, Inc. (3,157) (897,219)
Wolfspeed, Inc. (330,842) (2,203,408)
Workday, Inc., Class A (2,253) (581,342)
WP Carey, Inc., REIT (37,570) (2,046,814)
Wynn Resorts Ltd. (8,517) (733,825)
XPO, Inc. (35,316) (4,631,693)
Xylem, Inc. (37,445) (4,344,369)
INVESTMENTS SHARES VALUE ($)
United States - (101.0)% (continued)
YETI Holdings, Inc. (26,125) (1,006,074)
Yum! Brands, Inc. (12,559) (1,684,915)
Zebra Technologies Corp., Class A (1,820) (702,920)
Zillow Group, Inc., Class C (6,845) (506,872)
ZoomInfo Technologies, Inc., Class
A (136,145) (1,430,884)
Zscaler, Inc. (9,219) (1,663,200)
(1,244,063,408)
Zambia - ( 0 .4 ) %
First Quantum Minerals Ltd. (411,988) (5,310,889)
TOTAL COMMON STOCKS
(Proceeds $(2,414,613,240)) (2,250,704,188)
PREFERRED STOCKS - (1.2)%
Germany - ( 1 .2 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(c) (72,525) (4,394,964)
Sartorius AG (Preference) (2) (18,559) (4,124,438)
Volkswagen AG (Preference) (2) (63,677) (5,875,171)
TOTAL PREFERRED STOCKS
(Proceeds $(19,141,442)) (14,394,573)
TOTAL SHORT POSITIONS
(Proceeds $(2,433,754,682)) (2,265,098,761)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 81.0%
(Cost $630,258,696) 998,387,736
OTHER ASSETS IN EXCESS OF
LIABILITIES - 19.0% ‡ 234,611,399
NET ASSETS - 100.0% 1,232,999,135
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 41,244,688 3 .3%
Consumer Discretionary (48,987,589) ( 4 .0 )
Consumer Staples 11,621,908 0 .9
Energy (54,083,247) ( 4 .4 )
Financials 257,548,872 20 .9
Health Care (21,100,920) ( 1 .6 )
Industrials 62,100,529 5 .0
Information Technology 104,786,042 8 .5
Materials (72,698,002) ( 5 .9 )
Real Estate (52,325,254) ( 4 .2 )
Utilities (44,767) 0.0 †
Investment Companies 402,708,653 32 .7
U.S. Treasury Obligations 367,616,823 29 .8
Total Investments In Securities
At Value 998,387,736 81 .0
Other Assets in Excess of
Liabilities ‡ 234,611,399 19 .0
Net Assets
$ 1,232,999,135 100 .0%

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at December
31, 2024 amounted to $2,456,207,558, which is inclusive of rehypothecated amounts disclosed below. Additional securities sold but not yet settled totaling $26,351 were also segregated. In addition, $23,238,913 of cash collateral was also pledged.
(b) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at December 31, 2024 amounted to $343,957,263. Additional securities sold but not yet settled totaling $7,854 were also rehypothecated.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2024 amounted to $260,083, which represents 0.02% of net assets of the Fund.
(d) Represents 7-day effective yield as of December 31, 2024.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) For the period ended December 31, 2024, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
Affiliate
Value
At
12/31/2023
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
12/31/2024
Shares
Held At
12/31/2024
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 30.6%
INVESTMENT COMPANIES - 30.6%
Limited Purpose
Cash Investment
Fund,
4.47% (a)
(Cost $377,425,044) $265,947,113 $2,835,001,704 $(2,723,483,225) $(6,823) $65,001 $377,523,770 377,599,290 $17,600,110 $–
(a) Represents 7-day effective yield as of December 31, 2024.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
Forward effective interest rate swap contracts outstanding as of December 31, 2024:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 3.00% Semi 3/17/2027 CAD 699,700,000 $ 1,278,497 $ 1,696,108 $ 2,974,605
Pay 1D CORRA Semi 3.00% Semi 6/16/2027 CAD 403,400,000 1,178,848 716,773 1,895,621
Pay 3M BBR Qtrly 3.50% Semi 3/10/2027 NZD 372,700,000 (191,555) 1,041,066 849,511
Pay 6M BBR Semi 4.50% Semi 3/08/2035 AUD 100,400,000 (125,558) 936,757 811,199
Pay 6M BBR Semi 4.50% Semi 6/07/2035 AUD 198,100,000 1,468,005 12,841 1,480,846
Receive 1D SOFR Annual 4.00% Annual 3/21/2035 USD 13,100,000 137,585 (67,152) 70,433
Receive 1D SONIA Annual 4.00% Annual 3/21/2035 GBP 32,900,000 (79,036) 277,371 198,335
Receive 1D SONIA Annual 4.00% Annual 6/20/2035 GBP 12,300,000 (296,281) 360,728 64,447
Receive 1D TONAR Annual 1.00% Annual 3/22/2035 JPY 3,620,000,000 (21,335) 185,725 164,390
Receive 3M STIBOR Qtrly 2.00% Annual 3/17/2027 SEK 343,400,000 (7,916) 220,066 212,150
Receive 3M STIBOR Qtrly 2.00% Annual 6/16/2027 SEK 766,100,000 (273,263) 756,808 483,545
Receive 6M EURIBOR Semi 2.00% Annual 3/17/2027 EUR 72,600,000 (22,084) 175,515 153,431
Receive 6M EURIBOR Semi 2.00% Annual 6/20/2035 EUR 33,600,000 914,181 181,334 1,095,515
Receive 6M NIBOR Semi 4.00% Annual 3/17/2027 NOK 1,072,100,000 261,303 170,047 431,350
Receive 6M NIBOR Semi 4.00% Annual 6/16/2027 NOK 699,800,000 40,413 119,143 159,556
4,261,804 6,783,130 11,044,934
Pay 1D SOFR Annual 4.00% Annual 3/17/2027 USD 56,600,000 (56,838) 10,330 (46,508)
Pay 1D SOFR Annual 4.00% Annual 6/16/2027 USD 53,700,000 (10,211) (5,381) (15,592)

Consolidated Schedule of Investments
December 31, 2024
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SOFR Annual 4.00% Annual 6/20/2035 USD 6,500,000 $ (54,831) $ 24,904 $ (29,927)
Pay 1D SONIA Annual 4.00% Annual 3/17/2027 GBP 217,700,000 (813,632) (144,718) (958,350)
Pay 1D SONIA Annual 4.00% Annual 6/16/2027 GBP 60,300,000 141,861 (294,876) (153,015)
Pay 1D TONAR Annual 1.00% Annual 6/20/2035 JPY 386,200,000 (22,958) (2,089) (25,047)
Pay 6M EURIBOR Semi 2.00% Annual 6/16/2027 EUR 188,700,000 (255,462) (43,756) (299,218)
Pay 6M EURIBOR Semi 2.00% Annual 3/21/2035 EUR 15,900,000 (180,782) (333,859) (514,641)
Receive 1D CORRA Semi 3.00% Semi 3/21/2035 CAD 97,100,000 736,180 (986,632) (250,452)
Receive 1D CORRA Semi 3.00% Semi 6/20/2035 CAD 41,300,000 (232,219) 154,508 (77,711)
Receive 1D SARON Annual 0.00% Annual 3/17/2027 CHF 9,500,000 19,157 (21,016) (1,859)
Receive 1D TONAR Annual 1.00% Annual 3/17/2027 JPY 16,292,100,000 (636,523) 2,132 (634,391)
Receive 1D TONAR Annual 1.00% Annual 6/16/2027 JPY 38,500,600,000 (1,173,976) (94,363) (1,268,339)
Receive 3M BBR Qtrly 4.00% Qtrly 3/11/2027 AUD 811,800,000 (131,729) (2,083,721) (2,215,450)
Receive 3M BBR Qtrly 4.00% Qtrly 6/10/2027 AUD 1,092,200,000 (2,758,165) (901,972) (3,660,137)
(5,430,128) (4,720,509) (10,150,637)
$ (1,168,324) $ 2,062,621 $ 894,297
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at December 31, 2024 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 3.32%
1 Day Secured Overnight Financing Rate (“SOFR”): 4.49%
1 Day Sterling Overnight Index Average (“SONIA”): 4.70%
1 Day Swiss Average Rate Overnight (“SARON”): 0.45%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.22%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.42%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 2.54%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.49%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.57%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.70%
Total return swap contracts outstanding as of December 31, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
January Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 01/17/2025 EUR (76,606,980) $ 1,007,648
HSCEI January
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination CITI 01/27/2025 HKD 72,416,100 24,138
WIG20 Index
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 03/21/2025 PLN (11,090,000) 70,405

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CORRA plus or
minus a specified
spread (-0.20%)
Monthly CITI 03/19/2025 CAD (1,329,279) $ 29,459
MSCI Emerging
Markets Taiwan
Net Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread (0.90%)
Increases in
total return of
reference entity
Monthly JPMC 03/19/2025 USD 5,958,584 19,745
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
OBFR plus or
minus a specified
spread (-0.10%)
Monthly JPMC 03/19/2025 USD (577,042) 25,877
MSCI France Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (0.35%)
Monthly CITI 03/19/2025 EUR (29,912,979) 232,571
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (0.40%)
Monthly CITI 03/19/2025 EUR (2,297,956) 7,804
MSCI Poland Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
WIBOR plus or
minus a specified
spread (-0.40%)
Monthly CITI 03/19/2025 PLN (4,675,717) 52,220
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (0.50%)
Monthly CITI 03/19/2025 SGD (3,532,163) 42,065

Consolidated Schedule of Investments
December 31, 2024
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-0.12%)
Monthly CITI 03/19/2025 ZAR (897,174,798) $ 2,394,517
Tel Aviv Stock
Exchange 35
Index
Decreases in
total return
of reference
entity and pays
the TELBOR
plus or minus
a specified
spread (-0.01%)
Increases in
total return of
reference entity
Monthly BANA 03/19/2025 ILS 3,032,556 19,369
Total unrealized appreciation 3,925,818
iBovespa Index
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 02/12/2025 BRL 328,619,928 (2,262,895)
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination CITI 03/13/2025 KRW 11,081,775,000 (83,371)
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
Monthly MLIN 03/21/2025 CHF 147,916,350 (1,504,079)
TAIEX Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 01/15/2025 TWD 198,178,400 (16,379)
MSCI Brazil Net
Return Index
Decreases in
total return
of reference
entity and
pays the CDI
plus or minus
a specified
spread (-0.60%)
Increases in
total return of
reference entity
Monthly CITI 03/19/2025 BRL 93,831,002 (1,185,854)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.80%)
Increases in
total return of
reference entity
Monthly CITI 03/19/2025 EUR 922,172 (16,629)
MSCI Mexico Net
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TIIEOIS plus or
minus a specified
spread (-0.20%)
Monthly CITI 03/19/2025 MXN (30,230,202) (4,269)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.95%)
Increases in
total return of
reference entity
Monthly CITI 03/19/2025 EUR 41,718,726 $ (699,617)
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (0.95%)
Increases in
total return of
reference entity
Monthly CITI 03/19/2025 SEK 141,686,503 (562,063)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (0.90%)
Increases in
total return of
reference entity
Monthly CITI 03/19/2025 CHF 9,272,439 (76,946)
Total unrealized depreciation (6,412,102)
Net unrealized depreciation $ (2,486,284)
Futures contracts outstanding as of December 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Hang Seng Index 62 1/2025 HKD $ 8,017,575 $ 16,135
IBEX 35 Index 1,286 1/2025 EUR 154,345,458 (459,316)
LME Copper Base Metal 20 1/2025 USD 4,326,335 (639,044)
LME Copper Base Metal 28 1/2025 USD 6,156,395 (857,548)
Natural Gas 407 1/2025 USD 14,786,310 1,640,406
OMXS30 Index 4,666 1/2025 SEK 104,716,514 (2,777,653)
SGX FTSE Taiwan Index 329 1/2025 USD 25,188,240 (386,513)
WTI Crude Oil 3,659 1/2025 USD 262,423,480 10,054,348
LME Copper Base Metal 40 2/2025 USD 8,726,670 (324,435)
LME Copper Base Metal 57 2/2025 USD 12,424,746 (393,260)
Low Sulphur Gasoil 378 2/2025 USD 26,148,150 1,302,080
Australia 10 Year Bond 2,848 3/2025 AUD 199,049,352 (2,651,233)
Corn 1,629 3/2025 USD 37,344,825 1,496,452
FTSE/MIB Index 1,007 3/2025 EUR 178,891,813 (2,365,012)
KOSPI 200 Index 473 3/2025 KRW 25,615,545 (14,824)
LME Copper Base Metal 1 3/2025 USD 218,457 (9,121)
LME Copper Base Metal 14 3/2025 USD 3,061,373 (154,814)
LME Copper Base Metal 16 3/2025 USD 3,501,680 (186,962)
LME Copper Base Metal 25 3/2025 USD 5,459,656 (215,535)
LME Copper Base Metal 27 3/2025 USD 5,899,298 (283,774)
LME Copper Base Metal 27 3/2025 USD 5,908,748 (196,699)

Consolidated Schedule of Investments
December 31, 2024
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 99 3/2025 USD $ 21,655,508 $ (861,553)
Long Gilt 1,451 3/2025 GBP 167,881,568 (2,902,965)
Soybean 882 3/2025 USD 44,563,050 483,062
U.S. Treasury 10 Year Note 3,165 3/2025 USD 344,193,750 (3,131,188)
Total of long contracts (3,818,966)
Short Contracts
Brent Crude Oil (1,099) 1/2025 USD (82,029,360) (1,343,634)
CAC 40 10 Euro Index (1,892) 1/2025 EUR (144,723,513) (315,431)
IFSC NIFTY 50 Index (536) 1/2025 USD (25,480,904) 176,557
LME Copper Base Metal (20) 1/2025 USD (4,326,335) 645,212
LME Copper Base Metal (28) 1/2025 USD (6,156,395) 852,476
MSCI Singapore Index (1,096) 1/2025 SGD (29,971,164) 24,253
NY Harbor ULSD (791) 1/2025 USD (76,955,441) (3,685,879)
RBOB Gasoline (739) 1/2025 USD (62,361,550) (1,662,350)
100 oz Gold (136) 2/2025 USD (35,917,600) 518,502
LME Copper Base Metal (40) 2/2025 USD (8,726,670) 327,180
LME Copper Base Metal (57) 2/2025 USD (12,424,746) 399,534
Canada 10 Year Bond (2,537) 3/2025 CAD (216,486,431) 513,822
Copper (58) 3/2025 USD (5,838,425) 210,154
DAX Index (218) 3/2025 EUR (113,201,210) 2,400,852
Euro STOXX 50 Index (160) 3/2025 EUR (8,089,574) 163,286
Euro-Bund (3,237) 3/2025 EUR (446,860,501) 8,555,077
FTSE 100 Index (593) 3/2025 GBP (60,730,126) 762,904
FTSE/JSE Top 40 Index (455) 3/2025 ZAR (18,402,771) 648,388
Japan 10 Year Bond (445) 3/2025 JPY (401,969,240) 669,608
LME Copper Base Metal (1) 3/2025 USD (218,457) 8,850
LME Copper Base Metal (14) 3/2025 USD (3,061,373) 155,691
LME Copper Base Metal (25) 3/2025 USD (5,459,656) 218,999
LME Copper Base Metal (27) 3/2025 USD (5,908,748) 208,104
LME Copper Base Metal (27) 3/2025 USD (5,899,298) 268,099
LME Copper Base Metal (99) 3/2025 USD (21,655,508) 819,748
LME Copper Base Metal (560) 3/2025 USD (122,558,800) 4,766,922
S&P 500 E-Mini Index (550) 3/2025 USD (163,233,125) 4,091,376
S&P/TSX 60 Index (79) 3/2025 CAD (16,323,754) (94,983)
SET50 Index (731) 3/2025 THB (3,874,225) (23,480)
Silver (459) 3/2025 USD (67,110,390) 4,707,566
SPI 200 Index (368) 3/2025 AUD (46,397,482) 991,022
TOPIX Index (576) 3/2025 JPY (102,006,673) (1,117,483)
Total of short contracts 24,860,942
Net unrealized appreciation $ 21,041,976
Forward foreign currency exchange contracts outstanding as of December 31, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
BRL 3,944,706 USD 627,993 CITI
**
3/19/2025 $ 2,209
BRL 3,944,706 USD 627,990 JPMC
**
3/19/2025 2,213
ILS 17,370,999 USD 4,778,068 CITI 3/19/2025 9,434
ILS 17,371,001 USD 4,778,045 JPMC 3/19/2025 9,458
KRW 2,050,000,000 USD 1,388,862 CITI
**
3/19/2025 2,620
KRW 2,050,000,000 USD 1,388,855 JPMC
**
3/19/2025 2,628
MXN 1 USD –
(a)
CITI 3/19/2025 –
PLN 1,576,500 USD 380,298 CITI 3/19/2025 330

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
PLN 1,576,500 USD 380,296 JPMC 3/19/2025 $ 332
THB 11,000,000 USD 320,173 CITI 3/19/2025 4,060
THB 11,000,000 USD 320,171 JPMC 3/19/2025 4,062
USD 19,669,747 AUD 30,938,500 CITI 3/19/2025 518,258
USD 19,669,845 AUD 30,938,500 JPMC 3/19/2025 518,357
USD 3,156,840 BRL 19,176,502 CITI
**
3/19/2025 93,221
USD 3,156,840 BRL 19,176,498 JPMC
**
3/19/2025 93,223
USD 107,441,865 CAD 151,468,743 CITI 3/19/2025 1,774,268
USD 107,442,402 CAD 151,468,743 JPMC 3/19/2025 1,774,805
USD 207,186,451 CHF 181,148,565 CITI 3/19/2025 5,897,406
USD 207,187,486 CHF 181,148,565 JPMC 3/19/2025 5,898,442
USD 1,285,241 CLP 1,255,731,500 CITI
**
3/19/2025 23,739
USD 1,285,348 CLP 1,255,731,500 JPMC
**
3/19/2025 23,845
USD 13,916,215 CNY 100,875,411 CITI
**
3/19/2025 144,159
USD 13,916,290 CNY 100,875,449 JPMC
**
3/19/2025 144,229
USD 346,653 DKK 2,443,712 CITI 3/19/2025 5,800
USD 346,654 DKK 2,443,711 JPMC 3/19/2025 5,802
USD 53,708,567 EUR 51,017,427 CITI 3/19/2025 687,634
USD 53,708,834 EUR 51,017,426 JPMC 3/19/2025 687,903
USD 45,461,749 GBP 36,092,501 CITI 3/19/2025 303,191
USD 45,461,974 GBP 36,092,499 JPMC 3/19/2025 303,418
USD 2,355,533 HUF 930,000,000 CITI 3/19/2025 23,144
USD 2,355,545 HUF 930,000,000 JPMC 3/19/2025 23,156
USD 381,304 IDR 6,101,362,000 CITI
**
3/19/2025 6,723
USD 381,306 IDR 6,101,362,000 JPMC
**
3/19/2025 6,725
USD 6,785,132 INR 580,025,000 CITI
**
3/19/2025 59,800
USD 6,785,166 INR 580,025,000 JPMC
**
3/19/2025 59,835
USD 17,328,395 JPY 2,628,926,851 CITI 3/19/2025 473,414
USD 17,328,482 JPY 2,628,926,849 JPMC 3/19/2025 473,501
USD 14,617,792 KRW 20,376,883,299 CITI
**
3/19/2025 786,534
USD 14,617,865 KRW 20,376,883,299 JPMC
**
3/19/2025 786,608
USD 15,630,519 MXN 322,882,001 CITI 3/19/2025 337,375
USD 15,630,597 MXN 322,882,000 JPMC 3/19/2025 337,453
USD 1,988,513 NOK 22,000,000 CITI 3/19/2025 56,237
USD 1,988,523 NOK 22,000,000 JPMC 3/19/2025 56,247
USD 169,994,638 NZD 289,465,071 CITI 3/19/2025 7,904,619
USD 170,013,550 NZD 289,465,072 JPMC 3/19/2025 7,923,531
USD 3,585,485 PLN 14,719,998 CITI 3/19/2025 31,516
USD 3,585,503 PLN 14,719,998 JPMC 3/19/2025 31,534
USD 18,183,780 SEK 199,522,726 CITI 3/19/2025 76,242
USD 18,183,871 SEK 199,522,727 JPMC 3/19/2025 76,333
USD 48,511,256 SGD 64,893,749 CITI 3/19/2025 848,830
USD 48,511,499 SGD 64,893,750 JPMC 3/19/2025 849,073
USD 3,722,561 TWD 120,028,985 CITI
**
3/19/2025 64,419
USD 3,722,436 TWD 120,029,015 JPMC
**
3/19/2025 64,294
USD 9,486,018 ZAR 173,500,000 CITI 3/19/2025 354,924
USD 9,486,065 ZAR 173,500,000 JPMC 3/19/2025 354,971
Total unrealized appreciation 41,002,084
AUD 86,725,580 USD 55,517,164 CITI 3/19/2025 (1,832,469)
AUD 86,725,580 USD 55,509,766 JPMC 3/19/2025 (1,825,071)
BRL 102,218,207 USD 17,180,686 CITI
**
3/19/2025 (850,408)
BRL 102,218,203 USD 17,180,599 JPMC
**
3/19/2025 (850,322)
CAD 46,696,000 USD 33,357,641 CITI 3/19/2025 (781,586)
CAD 46,696,000 USD 33,357,474 JPMC 3/19/2025 (781,419)
CHF 4,101,500 USD 4,646,760 CITI 3/19/2025 (89,247)
CHF 4,101,500 USD 4,646,737 JPMC 3/19/2025 (89,223)
CNY 49,241,922 USD 6,804,982 CITI
**
3/19/2025 (82,209)
CNY 49,241,960 USD 6,804,985 JPMC
**
3/19/2025 (82,207)

Consolidated Schedule of Investments
December 31, 2024
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
EUR 54,564,002 USD 57,531,979 CITI 3/19/2025 $ (825,195)
EUR 54,564,001 USD 57,531,690 JPMC 3/19/2025 (824,907)
GBP 105,786,626 USD 133,985,732 CITI 3/19/2025 (1,626,615)
GBP 105,786,623 USD 133,985,058 JPMC 3/19/2025 (1,625,946)
HUF 865,000,000 USD 2,204,910 CITI 3/19/2025 (35,538)
HUF 865,000,000 USD 2,204,899 JPMC 3/19/2025 (35,528)
ILS 36,351,001 USD 10,057,439 CITI 3/19/2025 (38,988)
ILS 36,350,999 USD 10,057,388 JPMC 3/19/2025 (38,939)
INR 4,547,244,845 USD 53,514,660 CITI
**
3/19/2025 (789,814)
INR 4,547,244,845 USD 53,514,393 JPMC
**
3/19/2025 (789,549)
JPY 12,541,143,414 USD 83,339,531 CITI 3/19/2025 (2,933,820)
JPY 12,541,143,412 USD 83,339,114 JPMC 3/19/2025 (2,933,405)
KRW 11,600,000,000 USD 8,157,772 CITI
**
3/19/2025 (284,017)
KRW 11,600,000,000 USD 8,157,731 JPMC
**
3/19/2025 (283,976)
MXN 16,332,564 USD 779,690 CITI 3/19/2025 (6,107)
MXN 16,332,563 USD 779,686 JPMC 3/19/2025 (6,103)
NOK 1,881,051,301 USD 169,336,849 CITI 3/19/2025 (4,122,775)
NOK 1,881,051,301 USD 169,336,002 JPMC 3/19/2025 (4,121,927)
NZD 56,922,000 USD 32,541,681 CITI 3/19/2025 (667,410)
NZD 56,922,000 USD 32,541,518 JPMC 3/19/2025 (667,247)
PLN 6,021,500 USD 1,477,984 CITI 3/19/2025 (24,164)
PLN 6,021,500 USD 1,477,976 JPMC 3/19/2025 (24,156)
SEK 300,112,092 USD 27,597,087 CITI 3/19/2025 (360,637)
SEK 300,112,093 USD 27,596,949 JPMC 3/19/2025 (360,499)
SGD 8,783,000 USD 6,544,707 CITI 3/19/2025 (93,869)
SGD 8,783,000 USD 6,544,674 JPMC 3/19/2025 (93,835)
TWD 896,771,601 USD 27,828,774 CITI
**
3/19/2025 (497,732)
TWD 896,771,631 USD 27,828,814 JPMC
**
3/19/2025 (497,771)
USD 251,947 BRL 1,584,000 CITI
**
3/19/2025 (1,111)
USD 251,949 BRL 1,584,000 JPMC
**
3/19/2025 (1,110)
USD 2,075,604 CAD 2,981,000 CITI 3/19/2025 (4,001)
USD 2,075,615 CAD 2,981,000 JPMC 3/19/2025 (3,990)
USD 9,155,543 HKD 71,142,500 CITI 3/19/2025 (13,368)
USD 9,155,612 HKD 71,142,500 JPMC 3/19/2025 (13,299)
USD 1,769,764 ILS 6,443,855 CITI 3/19/2025 (6,183)
USD 1,769,773 ILS 6,443,856 JPMC 3/19/2025 (6,174)
USD 115,645 INR 9,975,000 CITI
**
3/19/2025 (13)
USD 115,646 INR 9,975,000 JPMC
**
3/19/2025 (13)
USD 255,647 JPY 40,000,000 CITI 3/19/2025 (807)
USD 255,648 JPY 40,000,000 JPMC 3/19/2025 (806)
USD 198,714 PLN 824,000 CITI 3/19/2025 (231)
USD 198,715 PLN 824,000 JPMC 3/19/2025 (230)
USD 4,446,260 SEK 49,000,000 CITI 3/19/2025 (698)
USD 4,446,283 SEK 49,000,000 JPMC 3/19/2025 (676)
USD 43,910 THB 1,500,000 CITI 3/19/2025 (303)
USD 43,911 THB 1,500,000 JPMC 3/19/2025 (303)
ZAR 100,481,222 USD 5,459,291 CITI 3/19/2025 (171,084)
ZAR 100,481,222 USD 5,459,263 JPMC 3/19/2025 (171,058)
Total unrealized depreciation (32,270,088)
Net unrealized appreciation $ 8,731,996
** Non-deliverable forward foreign currency exchange contracts.
(a) Represents less than $0.5.

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
Total return basket swap contracts outstanding as of December 31, 2024:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the
total return on a portfolio of
long equity positions and
pays or receives the OBFR
plus or minus a specified
spread (0.02%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
28 months
maturity
04/05/2027
$299,843 $(60,385) $49,160 $(11,225)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
ZARONIA plus or minus a
specified spread (-0.05% to
0.06%), which is denominated
in ZAR based on the local
currencies of the positions
within the swap.
17-61 months
maturity
ranging from
04/20/2026
- 01/04/2030
$12,141,031 $(64,470) $12,370 $(52,100)
JPMC The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the CORRA
plus or minus a specified
spread (0.20%), which is
denominated in CAD based
on the local currencies of the
positions within the swap.
45 months
maturity
08/24/2028
$– $– $– $–
JPMC The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the SONIA
plus or minus a specified
spread (0.23%), which is
denominated in GBP based
on the local currencies of the
positions within the swap.
1 month
maturity
01/21/2025
$– $(10) $– $(10)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TIIE plus
or minus a specified spread
(-2.38% to 0.50%), which is
denominated in MXN based
on the local currencies of the
positions within the swap.
16-61 months
maturity
ranging from
04/16/2026
- 01/02/2030
$6,099,650 $(119) $(13,909) $(14,028)

Consolidated Schedule of Investments
December 31, 2024
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the WIBOR
plus or minus a specified
spread (-1.05% to 0.70%),
which is denominated in PLN
based on the local currencies
of the positions within the
swap.
16-52 months
maturity
ranging from
04/17/2026
- 03/29/2029
$8,034,876 $82,465 $83,650 $166,115
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-1.75% to 0.45%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
24 months
maturity
01/27/2025
$6,292,609 $(133,437) $14,154 $(119,283)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-0.38% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
16-61 months
maturity
ranging from
04/17/2026
- 01/03/2030
$99,520,598 $1,310,110 $114,260 $1,424,370
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Baidu, Inc. 121,100 1,277,195 (74,094) ( 5 .2 )
China CITIC Bank Corp. Ltd. 2,914,000 2,010,010 21,482 1 .5
China Communications Services Corp. Ltd. 1,546,000 902,753 42,831 3 .0
China Construction Bank Corp. 3,323,000 2,753,023 74,650 5 .2
China Feihe Ltd. 2,053,000 1,428,529 (80,825) ( 5 .7 )
China Hongqiao Group Ltd. 1,584,000 2,377,250 (130,771) ( 9 .2 )
China Merchants Port Holdings Co. Ltd. 476,000 846,572 40,026 2 .8
China Minsheng Banking Corp. Ltd. 2,423,000 1,069,340 83,499 5 .9
China Resources Pharmaceutical Group Ltd. 2,225,500 1,628,088 63,914 4 .5
China Taiping Insurance Holdings Co. Ltd. 754,200 1,120,365 (153,686) ( 10 .8 )

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
China (continued)
CITIC Ltd. 1,115,000 1,308,664 (14,982) ( 1 .1 )
CSPC Pharmaceutical Group Ltd. 1,698,000 1,035,099 (78,291) ( 5 .5 )
Geely Automobile Holdings Ltd. 1,206,000 2,271,259 (123,148) ( 8 .6 )
Haidilao International Holding Ltd. 545,000 1,100,260 (71,608) ( 5 .0 )
Hansoh Pharmaceutical Group Co. Ltd. 486,000 1,076,020 (119,167) ( 8 .4 )
Hisense Home Appliances Group Co. Ltd. 307,000 965,644 32,968 2 .3
JD.com, Inc. 97,100 1,685,968 (199,615) ( 14 .0 )
Jiangxi Copper Co. Ltd. 973,000 1,550,276 (90,882) ( 6 .4 )
Kunlun Energy Co. Ltd. 2,322,000 2,502,388 89,695 6 .3
Lenovo Group Ltd. 788,000 1,013,023 44,227 3 .1
Li Auto, Inc. 89,400 1,067,847 (236) 0 .0 (a)
People's Insurance Co. Group of China Ltd. (The) 2,698,000 1,336,812 (35,350) ( 2 .5 )
PetroChina Co. Ltd. 1,546,000 1,209,518 36,852 2 .6
Sinopharm Group Co. Ltd. 464,400 1,266,647 2,002 0 .1
Sinotruk Hong Kong Ltd. 844,500 2,468,881 (10,377) ( 0 .7 )
Topsports International Holdings Ltd. 2,331,000 887,695 140,373 9 .9
Zhongsheng Group Holdings Ltd. 631,500 1,128,041 (268,852) ( 18 .9 )
Short Positions
Common Stocks
China
Akeso, Inc. (216,000) (1,681,021) 144,035 10 .1
Alibaba Health Information Technology Ltd. (3,338,000) (1,407,118) 234,665 16 .5
BeiGene Ltd. (63,000) (898,242) 80,079 5 .6
BYD Co. Ltd. (59,500) (2,023,781) 73,790 5 .2
China Longyuan Power Group Corp. Ltd. (1,178,000) (971,788) 56,000 3 .9
China Merchants Bank Co. Ltd. (294,500) (1,503,240) (47,168) ( 3 .3 )
China Resources Beer Holdings Co. Ltd. (305,500) (994,461) 81,348 5 .7
China Resources Gas Group Ltd. (235,700) (933,192) (40,969) ( 2 .9 )
China Ruyi Holdings Ltd. (3,248,000) (1,021,339) (42,755) ( 3 .0 )
COSCO SHIPPING Energy Transportation Co. Ltd. (1,296,000) (1,034,865) 14,350 1 .0
Fuyao Glass Industry Group Co. Ltd. (181,600) (1,304,040) (41,288) ( 2 .9 )
GCL Technology Holdings Ltd. (8,151,000) (1,125,697) 262,969 18 .5
Guangdong Investment Ltd. (994,000) (853,725) (184,161) ( 12 .9 )
Innovent Biologics, Inc. (207,000) (968,439) 53,994 3 .8
Kingdee International Software Group Co. Ltd. (1,398,000) (1,519,193) 376,313 26 .4
NIO, Inc. (315,410) (1,383,122) 148,787 10 .4
Nongfu Spring Co. Ltd. (356,000) (1,538,832) 135,561 9 .5
Ping An Insurance Group Co. of China Ltd. (297,500) (1,746,133) 113,565 8 .0
Shenzhou International Group Holdings Ltd. (157,000) (1,238,266) 14,031 1 .0
XPeng, Inc. (241,300) (1,420,290) 206,059 14 .5
Yankuang Energy Group Co. Ltd. (1,215,800) (1,395,130) 87,605 6 .2
Zhaojin Mining Industry Co. Ltd. (804,500) (1,130,123) 13,241 0 .9
Zijin Mining Group Co. Ltd. (598,000) (1,079,255) 75,180 5 .3

Consolidated Schedule of Investments
December 31, 2024
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-10.25% to 0.75%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
16-61 months
maturity
ranging from
04/17/2026
- 01/03/2030
$16,355,035 $(78,466) $1,272 $(77,194)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Banco do Brasil SA 76,600 297,031 (6,229) 8 .1
Hapvida Participacoes e Investimentos S/A 204,100 73,668 (1,775) 2 .3
TIM SA/Brazil 39,300 92,635 (3,509) 4 .5
Vibra Energia SA 30,800 88,851 (7,271) 9 .4
Chile
Cencosud SA 506,117 1,119,116 17,155 ( 22 .2 )
Enel Americas SA 902,331 79,258 (786) 1 .0
Enel Chile SA 9,729,139 562,505 832 ( 1 .1 )
Falabella SA 59,614 210,599 (2,015) 2 .6
Indonesia
Alamtri Resources Indonesia Tbk. PT 3,595,000 541,359 (22,607) 29 .3
Bank Negara Indonesia Persero Tbk. PT 566,100 152,353 (5,801) 7 .5
Indofood Sukses Makmur Tbk. PT 443,300 212,079 (10,956) 14 .2
United Tractors Tbk. PT 195,900 325,891 4,493 ( 5 .8 )
Malaysia
AMMB Holdings Bhd. 74,800 91,645 (248) 0 .3
Genting Bhd. 491,500 424,080 29,039 ( 37 .6 )
Tenaga Nasional Bhd. 53,000 177,007 12,739 ( 16 .5 )
South Korea
Korea Electric Power Corp. 17,131 232,070 (22,227) 28 .8
SK Hynix, Inc. 790 90,526 (10,777) 14 .0
Taiwan
Asia Cement Corp. 188,000 231,544 (4,326) 5 .6
Evergreen Marine Corp. Taiwan Ltd. 198,000 1,358,215 (23,839) 30 .9
International Games System Co. Ltd. 24,000 710,470 9,693 ( 12 .6 )
Nanya Technology Corp. 139,000 123,693 (948) 1 .2
Pegatron Corp. 135,000 377,504 (1,476) 1 .9
Pou Chen Corp. 156,000 175,292 (2,856) 3 .7
United Microelectronics Corp. 267,000 347,794 (201) 0 .3
Voltronic Power Technology Corp. 2,000 113,210 (276) 0 .4
Wan Hai Lines Ltd. 68,000 168,042 (1,493) 1 .9
Yageo Corp. 6,000 98,431 (184) 0 .2
Yang Ming Marine Transport Corp. 438,000 1,010,684 (12,360) 16 .0
United States
JBS S/A 34,700 204,833 (22,836) 29 .6

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Brazil
Cosan SA (73,100) (97,801) 6,726 ( 8 .7 )
Equatorial Energia SA (27,000) (119,637) 11,507 ( 14 .9 )
Localiza Rent a Car SA (18,800) (97,921) (2,888) 3 .7
Natura & Co. Holding SA (82,000) (169,217) 5,732 ( 7 .4 )
Rumo SA (28,400) (81,989) 5,078 ( 6 .6 )
Malaysia
Malayan Banking Bhd. (43,700) (100,054) (497) 0 .6
Petronas Chemicals Group Bhd. (169,600) (195,987) (12,625) 16 .4
Taiwan
Alchip Technologies Ltd. (1,000) (99,330) 381 ( 0 .5 )
Asia Vital Components Co. Ltd. (19,000) (358,430) 11,639 ( 15 .1 )
China Steel Corp. (281,000) (168,288) 1,900 ( 2 .5 )
E Ink Holdings, Inc. (28,000) (233,149) (4,211) 5 .5
First Financial Holding Co. Ltd. (166,000) (136,657) 229 ( 0 .3 )
Formosa Plastics Corp. (396,000) (428,422) 5,692 ( 7 .4 )
Globalwafers Co. Ltd. (7,000) (81,349) 1,859 ( 2 .4 )
Mega Financial Holding Co. Ltd. (297,000) (349,081) 250 ( 0 .3 )
Nan Ya Plastics Corp. (218,000) (198,561) 8,300 ( 10 .8 )
Quanta Computer, Inc. (95,000) (826,826) (14,571) 18 .9
SinoPac Financial Holdings Co. Ltd. (132,000) (92,029) 148 ( 0 .2 )
Taiwan Mobile Co. Ltd. (36,000) (124,565) 1,039 ( 1 .3 )
Wiwynn Corp. (16,000) (1,270,197) (9,151) 11 .9
Preferred Stocks
Brazil
Petroleo Brasileiro SA (16,200) (95,815) 4,776 ( 6 .2 )
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-7.75% to 0.40%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
5-49 months
maturity
ranging from
04/21/2025
- 01/11/2027
$80,267,116 $31,546 $748,507 $780,053

Consolidated Schedule of Investments
December 31, 2024
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Banco do Brasil SA 547,300 2,122,262 (44,509) ( 5 .7 )
Telefonica Brasil SA 93,800 714,988 (33,959) ( 4 .4 )
TIM SA/Brazil 417,800 984,806 (37,309) ( 4 .8 )
Vibra Energia SA 489,000 1,410,649 (115,422) ( 14 .8 )
WEG SA 85,000 726,054 (71,830) ( 9 .2 )
South Korea
DB Insurance Co. Ltd. 24,118 1,675,726 (53,932) ( 6 .9 )
Hana Financial Group, Inc. 15,191 581,258 (34,194) ( 4 .4 )
Hankook Tire & Technology Co. Ltd. 26,172 675,764 (33,554) ( 4 .3 )
HMM Co. Ltd. 68,742 821,153 (53,053) ( 6 .8 )
Hyundai Glovis Co. Ltd. 17,455 1,392,399 (1,332) ( 0 .2 )
Hyundai Mobis Co. Ltd. 4,168 662,865 (30,836) ( 4 .0 )
Kia Corp. 26,341 1,782,484 30,689 3 .9
Korea Electric Power Corp. 55,286 748,947 (69,391) ( 8 .9 )
Woori Financial Group, Inc. 184,473 1,922,078 (31,620) ( 4 .1 )
Taiwan
Accton Technology Corp. 30,000 705,114 22,575 2 .9
Compal Electronics, Inc. 860,000 984,624 4,997 0 .6
Hon Hai Precision Industry Co. Ltd. 229,000 1,280,259 (8,187) ( 1 .0 )
MediaTek, Inc. 28,000 1,203,713 (23,013) ( 3 .0 )
Pegatron Corp. 726,000 2,030,134 (30,109) ( 3 .9 )
PharmaEssentia Corp. 32,000 599,501 43,632 5 .6
Pou Chen Corp. 1,333,000 1,497,844 (227,592) ( 29 .2 )
President Chain Store Corp. 118,000 946,140 (13,442) ( 1 .7 )
Realtek Semiconductor Corp. 96,000 1,659,115 50,536 6 .5
Taiwan Semiconductor Manufacturing Co. Ltd. 56,300 1,829,753 (31,011) ( 4 .0 )
Yang Ming Marine Transport Corp. 554,000 1,278,353 (62,123) ( 8 .0 )
United States
JBS SA 184,800 1,090,868 (121,619) ( 15 .6 )
Short Positions
Common Stocks
Brazil
Cia Siderurgica Nacional SA (431,800) (617,540) 121,705 15 .6
Equatorial Energia SA (188,406) (834,827) 80,294 10 .3
Localiza Rent a Car SA (204,300) (1,064,113) (31,384) ( 4 .0 )
Natura & Co. Holding SA (284,200) (586,482) 19,866 2 .5
Suzano SA (106,100) (1,067,170) 2,053 0 .3
South Korea
HD Hyundai Heavy Industries Co. Ltd. (3,326) (644,135) (90,572) ( 11 .6 )
Kakao Corp. (32,451) (831,602) 134,711 17 .3
KT&G Corp. (11,149) (806,722) 47,855 6 .1
LG Energy Solution Ltd. (5,104) (1,191,968) 164,725 21 .1
Samsung Biologics Co. Ltd. (2,002) (1,282,817) 72,254 9 .3
SKC Co. Ltd. (9,531) (670,830) 49,129 6 .3
Taiwan
Alchip Technologies Ltd. (10,000) (996,316) 24,418 3 .1
AUO Corp. (2,244,924) (1,001,593) 44,093 5 .7
China Steel Corp. (3,132,000) (1,875,720) 50,147 6 .4
Delta Electronics, Inc. (64,000) (837,712) (12,270) ( 1 .6 )
E Ink Holdings, Inc. (125,000) (1,040,844) (39,710) ( 5 .1 )

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2024
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Taiwan (continued)
E.Sun Financial Holding Co. Ltd. (2,687,167) (2,205,998) 70,032 9 .0
Far EasTone Telecommunications Co. Ltd. (225,000) (613,037) 19,926 2 .6
Formosa Plastics Corp. (1,274,000) (1,378,306) 63,098 8 .1
Hotai Motor Co. Ltd. (67,500) (1,273,086) (7,161) ( 0 .9 )
Mega Financial Holding Co. Ltd. (825,869) (973,636) 21,704 2 .8
Taiwan Cooperative Financial Holding Co. Ltd. (826,461) (611,990) 23,227 3 .0
Unimicron Technology Corp. (325,000) (1,392,614) 21,272 2 .7
Wiwynn Corp. (8,000) (635,099) 5,627 0 .7
(a) Represents less than 0.05% of swap value.
Collateral pledged to, or (received from), each counterparty at December 31, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BANA
Investment Companies $ 2,621 $ – $ 2,621
BARC
Cash – 2,390,081 2,390,081
CITG
Cash – 11,440,382 11,440,382
CITI
Cash (2,986,042) – (2,986,042)
Investment Companies 25,179,223 – 25,179,223
GSCO
Cash – 16,296,081 16,296,081
GSIN
Cash (770,000) – (770,000)
U.S. Treasury Bills 21,983,622 – 21,983,622
JPMC
Investment Companies 3,039 – 3,039
U.S. Treasury Bills 21,877,122 – 21,877,122
JPMS
Cash – 87,042,411 87,042,411
MLIN
Cash 1,300,000 – 1,300,000
MSCL
Cash – 15,395,349 15,395,349
MSIP
Cash (774,974) – (774,974)
U.S. Treasury Bills 9,256,874 – 9,256,874
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 16,733,331 $ 16,733,331
MSIP
Cash – 24,835,050 24,835,050

Consolidated Schedule of Investments
December 31, 2024
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Annual Report | December 2024

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 158.3%
COMMON STOCKS - 83.5%
Communication Services - 3 .3%
Diversified Telecommunication Services - 0 .7%
AT&T, Inc. (a)
2,532 57,654
Elisa OYJ (Finland) (a)
273 11,821
Iridium Communications, Inc. (a)(b)
1,460 42,369
Koninklijke KPN NV (Netherlands)
(2)(a) 21,755 79,328
Liberty Global Ltd., Class A
(Belgium) *(a)(b) 1,477 18,847
Nippon Telegraph & Telephone
Corp. (Japan) (2)(a) 73,900 73,816
Telecom Italia SpA (Italy) (2)*(a)
27,244 6,963
Telenor ASA (Norway) (2)(a)
6,340 70,736
361,534
Entertainment - 0 .9%
Capcom Co. Ltd. (Japan) (2)(a)
2,800 60,910
Konami Group Corp. (Japan) (2)(a)
400 37,428
Live Nation Entertainment, Inc. *(a)
(b) 140 18,130
Netflix, Inc. *(a)
137 122,111
Nintendo Co. Ltd. (Japan) (2)(a)
300 17,472
ROBLOX Corp., Class A *(a)(b)
901 52,132
Roku, Inc., Class A *(a)(b)
485 36,055
Sea Ltd., ADR (Singapore) *(a)
369 39,151
Square Enix Holdings Co. Ltd.
(Japan) (2)(a) 2,900 112,607
Toei Animation Co. Ltd. (Japan) (2)
(a) 400 8,949
Warner Music Group Corp., Class
A (a)(b) 381 11,811
516,756
Interactive Media & Services - 0 .5%
Auto Trader Group plc (United
Kingdom) (2)(a)(c) 3,331 32,960
Meta Platforms, Inc., Class A (a)
87 50,939
Pinterest, Inc., Class A *(a)(b)
1,900 55,100
REA Group Ltd. (Australia) (2)(a)
72 10,358
Rightmove plc (United Kingdom) (2)
(a) 1,023 8,188
Scout24 SE (Germany) (2)(a)(c)
514 45,355
Snap, Inc., Class A *(a)(b)
5,288 56,952
259,852
Media - 0 .8%
Charter Communications, Inc., Class
A *(a)(b) 60 20,566
Comcast Corp., Class A (a)
6,051 227,094
CyberAgent, Inc. (Japan) (2)(a)
3,700 25,462
ITV plc (United Kingdom) (2)(a)
6,258 5,785
New York Times Co. (The), Class
A (a) 788 41,015
News Corp., Class A (a)
2,879 79,288
INVESTMENTS SHARES VALUE ($)
Media - 0.8% (continued)
Trade Desk, Inc. (The), Class A *(a)
(b) 233 27,384
426,594
Wireless Telecommunication Services - 0 .4%
Freenet AG (Germany) (2)(a)
1,400 39,966
KDDI Corp. (Japan) (2)(a)
3,400 108,292
Millicom International Cellular SA,
SDR (Guatemala) * 623 15,271
SoftBank Group Corp. (Japan) (2)(a)
600 34,288
197,817
Total Communication Services 1,762,553
Consumer Discretionary - 9 .9%
Automobile Components - 0 .8%
Aisin Corp. (Japan) (2)(a)
3,200 35,751
Autoliv, Inc. (Sweden) (a)(b)
703 65,934
Forvia SE (France) (2)(a)
1,176 10,578
Niterra Co. Ltd. (Japan) (2)(a)
1,900 60,538
Pirelli & C SpA (Italy) (2)(a)(c)
14,514 82,327
Stanley Electric Co. Ltd. (Japan) (2)
(a) 800 13,119
Sumitomo Electric Industries Ltd.
(Japan) (2)(a) 3,200 57,208
Valeo SE (France) (2)(a)
6,030 58,041
Yokohama Rubber Co. Ltd. (The)
(Japan) (2)(a) 3,400 72,756
456,252
Automobiles - 0 .7%
Harley-Davidson, Inc. (a)(b)
292 8,798
Lucid Group, Inc. *(a)(b)
4,566 13,789
Mazda Motor Corp. (Japan) (2)(a)
6,000 40,912
Mercedes-Benz Group AG
(Germany) (2)(a) 1,679 93,607
Mitsubishi Motors Corp. (Japan) (2)
(a) 18,600 62,156
Renault SA (France) (2)(a)
2,304 112,168
Rivian Automotive, Inc., Class A *(a)
(b) 326 4,336
Tesla, Inc. *(a)(b)
43 17,365
Thor Industries, Inc. (a)
48 4,594
Yamaha Motor Co. Ltd. (Japan) (2)
(a) 1,400 12,335
370,060
Broadline Retail - 0 .9%
Amazon.com, Inc. *(a)
1,055 231,456
Dollarama, Inc. (Canada) (a)
238 23,226
eBay, Inc. (a)(b)
507 31,409
Etsy, Inc. *(a)(b)
637 33,691
Macy's, Inc. (a)(b)
291 4,927
MercadoLibre, Inc. (Brazil) *
3 5,101
Prosus NV (China)
2,411 95,777
Rakuten Group, Inc. (Japan) (2)*(a)
9,300 50,104

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Broadline Retail - 0.9% (continued)
Ryohin Keikaku Co. Ltd. (Japan) (2)
(a) 400 9,107
484,798
Distributors - 0 .1%
Genuine Parts Co. (a)(b)
283 33,043
Inchcape plc (United Kingdom) (2)
(a) 505 4,857
37,900
Diversified Consumer Services - 0 .4%
ADT, Inc. (a)(b)
3,130 21,628
Duolingo, Inc., Class A *(a)(b)
88 28,532
Grand Canyon Education, Inc. *(a)
580 95,004
H&R Block, Inc. (a)(b)
89 4,703
Pearson plc (United Kingdom) (2)(a)
5,567 89,269
239,136
Hotels, Restaurants & Leisure - 2 .4%
Airbnb, Inc., Class A *(a)(b)
37 4,862
Aramark (a)(b)
1,497 55,853
Aristocrat Leisure Ltd. (Australia)
(2)(a) 2,344 98,988
Booking Holdings, Inc. (a)(b)
12 59,621
Carnival Corp. *(a)(b)
1,535 38,252
Chipotle Mexican Grill, Inc., Class
A *(a) 1,509 90,993
Delivery Hero SE (South Korea) *(c)
158 4,439
Domino's Pizza, Inc. (a)(b)
52 21,827
DoorDash, Inc., Class A *(a)
465 78,004
DraftKings, Inc., Class A *(a)(b)
459 17,075
Dutch Bros, Inc., Class A *(a)(b)
221 11,576
Entain plc (United Kingdom) (2)(a)
702 6,026
Expedia Group, Inc. *(a)
461 85,898
Flutter Entertainment plc (United
Kingdom) *(a)(b) 281 72,624
Hilton Worldwide Holdings, Inc. (a)
(b) 703 173,753
InterContinental Hotels Group plc
(United Kingdom) (2)(a) 318 39,567
La Francaise des Jeux SACA
(France) (2)(a)(c) 662 25,494
Light & Wonder, Inc. *(a)
54 4,665
Marriott Vacations Worldwide Corp.
(a)(b) 167 14,997
Norwegian Cruise Line Holdings Ltd.
*(a)(b) 1,534 39,470
Penn Entertainment, Inc. *(a)(b)
346 6,858
Planet Fitness, Inc., Class A *(a)(b)
258 25,508
Royal Caribbean Cruises Ltd. (a)(b)
83 19,147
Skylark Holdings Co. Ltd. (Japan)
(2)(a) 1,800 27,914
Tabcorp Holdings Ltd. (Australia)
(2)(a) 6,264 2,184
Texas Roadhouse, Inc., Class A (a)
(b) 300 54,129
Travel + Leisure Co. (a)(b)
983 49,592
Wendy's Co. (The) (a)(b)
3,077 50,155
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - 2.4% (continued)
Whitbread plc (United Kingdom) (2)
(a) 302 11,117
Wyndham Hotels & Resorts, Inc.
(a)(b) 71 7,156
Zensho Holdings Co. Ltd. (Japan)
(2)(a) 1,100 62,296
1,260,040
Household Durables - 0 .7%
Garmin Ltd. (a)
377 77,760
Haseko Corp. (Japan) (2)(a)
1,600 20,564
Newell Brands, Inc. (a)(b)
2,737 27,260
NVR, Inc. *(a)
10 81,789
Panasonic Holdings Corp. (Japan)
(2)(a) 4,400 44,971
SEB SA (France) (2)(a)
53 4,790
Sony Group Corp. (Japan) (2)(a)
4,100 86,410
Toll Brothers, Inc. (a)
285 35,896
Whirlpool Corp. (a)(b)
102 11,677
391,117
Leisure Products - 0 .2%
Bandai Namco Holdings, Inc.
(Japan) (2)(a) 3,300 78,689
Hasbro, Inc. (a)(b)
81 4,529
Mattel, Inc. *(a)(b)
1,157 20,514
103,732
Specialty Retail - 2 .3%
ABC-Mart, Inc. (Japan) (2)(a)
2,300 46,402
Abercrombie & Fitch Co., Class A
*(a) 324 48,428
AutoZone, Inc. *(a)(b)
26 83,252
Bath & Body Works, Inc. (a)(b)
910 35,281
CarMax, Inc. *(a)(b)
607 49,628
Carvana Co., Class A *(a)(b)
144 29,284
Fast Retailing Co. Ltd. (Japan) (2)(a)
200 67,468
Five Below, Inc. *(a)(b)
175 18,368
Home Depot, Inc. (The) (a)
179 69,629
Industria de Diseno Textil SA (Spain)
(2)(a) 1,629 83,444
JB Hi-Fi Ltd. (Australia) (2)(a)
1,620 92,682
Lowe's Cos., Inc. (a)
100 24,680
O'Reilly Automotive, Inc. *(a)
53 62,847
Penske Automotive Group, Inc. (a)
106 16,159
Ross Stores, Inc. (a)
564 85,316
Shimamura Co. Ltd. (Japan) (2)(a)
700 38,927
TJX Cos., Inc. (The) (a)
1,082 130,717
USS Co. Ltd. (Japan) (2)(a)
8,700 75,520
Wayfair, Inc., Class A *(a)(b)
463 20,520
Williams-Sonoma, Inc. (a)
143 26,481
Zalando SE (Germany) (2)*(a)(c)
4,039 135,118
1,240,151

Consolidated Schedule of Investments
December 31, 2024
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Textiles, Apparel & Luxury Goods - 1 .4%
adidas AG (Germany) (2)(a)
325 79,938
Asics Corp. (Japan) (2)(a)
1,300 25,360
Brunello Cucinelli SpA (Italy) (2)(a)
205 22,394
Carter's, Inc. (a)
717 38,854
Gildan Activewear, Inc. (Canada) (a)
414 19,484
Hermes International SCA (France)
(2)(a) 46 110,371
Lululemon Athletica, Inc. *(a)
16 6,119
LVMH Moet Hennessy Louis Vuitton
SE (France) (2)(a) 44 28,943
Moncler SpA (Italy) (2)(a)
124 6,546
Pandora A/S (Denmark) (2)(a)
488 89,282
PVH Corp. (a)(b)
408 43,146
Ralph Lauren Corp., Class A (a)
354 81,767
Skechers USA, Inc., Class A *(a)
720 48,413
Tapestry, Inc. (a)
1,065 69,577
Under Armour, Inc., Class A *(a)(b)
2,961 24,517
VF Corp. (a)(b)
1,490 31,975
726,686
Total Consumer Discretionary 5,309,872
Consumer Staples - 4 .6%
Beverages - 1 .1%
Anheuser-Busch InBev SA/NV
(Belgium) (2)(a) 380 19,024
Boston Beer Co., Inc. (The), Class
A *(a)(b) 132 39,598
Carlsberg A/S, Class B (Denmark)
(2)(a) 1,374 131,963
Coca-Cola Consolidated, Inc. (a)
78 98,279
Constellation Brands, Inc., Class A
(a)(b) 523 115,583
Keurig Dr Pepper, Inc. (a)
2,303 73,972
Molson Coors Beverage Co., Class
B (a)(b) 715 40,984
PepsiCo, Inc. (a)(b)
32 4,866
Royal Unibrew A/S (Denmark) (2)(a)
621 43,729
567,998
Consumer Staples Distribution & Retail - 1 .3%
Costco Wholesale Corp. (a)
92 84,297
George Weston Ltd. (Canada) (a)
482 74,957
Loblaw Cos. Ltd. (Canada) (a)
76 10,002
Maplebear, Inc. *(a)(b)
651 26,964
Marks & Spencer Group plc (United
Kingdom) (2)(a) 14,050 65,799
Metro, Inc., Class A (Canada) (a)
387 24,271
Sprouts Farmers Market, Inc. *(a)(b)
185 23,508
Sysco Corp. (a)
478 36,548
Tesco plc (United Kingdom) (2)(a)
8,633 39,706
US Foods Holding Corp. *(a)
1,224 82,571
Walmart, Inc. (a)
2,264 204,552
673,175
INVESTMENTS SHARES VALUE ($)
Food Products - 1 .0%
AAK AB (Sweden) (2)(a)
2,473 70,435
Associated British Foods plc (United
Kingdom) (2)(a) 576 14,693
Danone SA (France) (2)(a)
1,022 69,067
Flowers Foods, Inc. (a)(b)
1,078 22,271
Freshpet, Inc. *(a)(b)
106 15,700
General Mills, Inc. (a)
650 41,451
Ingredion, Inc. (a)
141 19,396
Lancaster Colony Corp. (a)
111 19,219
McCormick & Co., Inc. (Non-Voting)
(a)(b) 539 41,093
Nisshin Seifun Group, Inc. (Japan)
(2)(a) 3,400 39,627
Orkla ASA (Norway) (2)(a)
3,747 32,416
Tate & Lyle plc (United Kingdom) (a)
5,067 41,200
The Campbell's Co. (a)
235 9,842
Toyo Suisan Kaisha Ltd. (Japan) (2)
(a) 1,300 88,157
WH Group Ltd. (Hong Kong) (2)(a)
(c) 20,500 15,798
Yamazaki Baking Co. Ltd. (Japan)
(2)(a) 1,100 20,481
560,846
Household Products - 0 .2%
Church & Dwight Co., Inc. (a)
310 32,460
Procter & Gamble Co. (The) (a)(b)
415 69,575
102,035
Personal Care Products - 0 .4%
Beiersdorf AG (Germany) (a)
493 63,324
BellRing Brands, Inc. *(a)
1,423 107,209
Estee Lauder Cos., Inc. (The), Class
A (a)(b) 79 5,923
Kao Corp. (Japan) (2)(a)
800 32,369
L'Oreal SA (France) (2)(a)
27 9,558
218,383
Tobacco - 0 .6%
British American Tobacco plc (United
Kingdom) (2)(a) 798 28,796
Imperial Brands plc (United
Kingdom) (2)(a) 214 6,843
Philip Morris International, Inc. (a)
2,418 291,006
326,645
Total Consumer Staples 2,449,082
Energy - 2 .3%
Energy Equipment & Services - 0 .2%
Baker Hughes Co., Class A (a)(b)
488 20,018
Halliburton Co. (a)
176 4,785
NOV, Inc. (a)(b)
1,546 22,572
SBM Offshore NV (Netherlands) (2)
(a) 474 8,347

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Energy Equipment & Services - 0.2% (continued)
TechnipFMC plc (United Kingdom)
(a)(b) 2,799 81,003
136,725
Oil, Gas & Consumable Fuels - 2 .1%
Antero Resources Corp. *(a)(b)
399 13,985
Cameco Corp. (Canada) (a)
506 26,017
Cenovus Energy, Inc. (Canada) (a)
1,517 22,996
Cheniere Energy, Inc. (a)(b)
246 52,858
CNX Resources Corp. *(a)(b)
192 7,041
ConocoPhillips (a)
712 70,609
Coterra Energy, Inc. (a)(b)
3,130 79,940
Enbridge, Inc. (Canada) (a)
4,204 178,431
Gaztransport Et Technigaz SA
(France) (2)(a) 175 23,436
Harbour Energy plc (United
Kingdom) (2)(a) 1,584 5,064
Inpex Corp. (Japan) (2)(a)
8,800 110,717
Kinder Morgan, Inc. (a)(b)
6,758 185,169
Koninklijke Vopak NV (Netherlands)
(2)(a) 738 32,483
Matador Resources Co. (a)(b)
529 29,762
Ovintiv, Inc. (a)
1,581 64,030
PBF Energy, Inc., Class A (a)(b)
518 13,753
Targa Resources Corp. (a)
390 69,615
Whitehaven Coal Ltd. (Australia) (2)
(a) 2,473 9,467
Williams Cos., Inc. (The) (a)
2,114 114,410
1,109,783
Total Energy 1,246,508
Financials - 15 .4%
Banks - 5 .4%
Associated Banc-Corp. (a)(b)
325 7,767
Banca Monte dei Paschi di Siena
SpA (Italy) (2)(a) 8,906 63,129
Banco Santander SA (Spain) (2)(a)
5,987 27,697
Bank of America Corp. (a)
863 37,929
Bank OZK (a)(b)
1,073 47,781
Barclays plc (United Kingdom) (2)(a)
20,160 67,439
BOC Hong Kong Holdings Ltd.
(China) (2) 19,000 60,670
BOK Financial Corp. (a)(b)
428 45,561
BPER Banca SpA (Italy) (2)(a)
946 6,033
CaixaBank SA (Spain) (2)(a)
1,328 7,210
Canadian Imperial Bank of
Commerce (Canada) (a) 984 62,246
Citigroup, Inc. (a)
1,648 116,003
Citizens Financial Group, Inc. (a)(b)
3,149 137,800
Comerica, Inc. (a)(b)
958 59,252
Commerce Bancshares, Inc. (a)(b)
1,194 74,398
Commerzbank AG (Germany) (2)(a)
2,963 48,660
INVESTMENTS SHARES VALUE ($)
Banks - 5.4% (continued)
Cullen/Frost Bankers, Inc. (a)(b)
120 16,110
DBS Group Holdings Ltd.
(Singapore) (2) 2,500 80,114
First Financial Bankshares, Inc. (a)
(b) 771 27,795
First Horizon Corp. (a)
2,236 45,033
Glacier Bancorp, Inc. (a)
126 6,328
Hancock Whitney Corp. (a)(b)
1,851 101,287
Home BancShares, Inc. (a)(b)
307 8,688
International Bancshares Corp. (a)
(b) 187 11,811
Intesa Sanpaolo SpA (Italy) (2)(a)
20,541 82,386
M&T Bank Corp. (a)(b)
78 14,665
Mitsubishi UFJ Financial Group, Inc.
(Japan) (2)(a) 8,400 98,067
Mizuho Financial Group, Inc.
(Japan) (2)(a) 4,000 97,650
NatWest Group plc (United
Kingdom) (2)(a) 22,026 110,378
Nordea Bank Abp (Finland) (2)(a)
4,632 50,539
PNC Financial Services Group, Inc.
(The) (a) 243 46,863
Popular, Inc.
684 64,337
Prosperity Bancshares, Inc. (a)(b)
770 58,019
Regions Financial Corp. (a)(b)
4,395 103,370
Societe Generale SA (France) (2)(a)
2,747 77,096
Sumitomo Mitsui Financial Group,
Inc. (Japan) (2)(a) 7,800 187,202
Sumitomo Mitsui Trust Group, Inc.
(Japan) (2)(a) 1,200 28,031
Synovus Financial Corp. (a)(b)
2,206 113,013
Texas Capital Bancshares, Inc. *(a)
(b) 1,009 78,904
Truist Financial Corp. (a)
1,785 77,433
UMB Financial Corp. (a)(b)
449 50,674
UniCredit SpA (Italy) (2)(a)
3,196 127,995
United Bankshares, Inc. (a)(b)
460 17,273
US Bancorp (a)
975 46,634
Webster Financial Corp. (a)
109 6,019
Westpac Banking Corp. (Australia)
(2)(a) 5,486 109,506
Wintrust Financial Corp. (a)(b)
129 16,088
Zions Bancorp NA (a)
738 40,036
2,868,919
Capital Markets - 2 .9%
Ameriprise Financial, Inc. (a)(b)
388 206,583
Amundi SA (France) (2)(a)(c)
619 41,195
Azimut Holding SpA (Italy) (2)(a)
1,444 35,986
Banca Generali SpA (Italy) (2)(a)
919 42,790
Bank of New York Mellon Corp.
(The) (a) 1,167 89,661
Blackrock, Inc. (a)(b)
109 111,737
Brookfield Corp., Class A (Canada)
(a) 315 18,105
Charles Schwab Corp. (The) (a)
822 60,836
CME Group, Inc. (a)
1,033 239,894

Consolidated Schedule of Investments
December 31, 2024
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 2.9% (continued)
Evercore, Inc., Class A (a)(b)
446 123,627
Federated Hermes, Inc., Class B (a)
1,506 61,912
Hargreaves Lansdown plc (United
Kingdom) (2)(a) 1,502 20,611
IGM Financial, Inc. (Canada) (a)
401 12,807
Intermediate Capital Group plc
(United Kingdom) (2)(a) 3,577 92,194
Invesco Ltd. (a)
4,419 77,244
Investec plc (United Kingdom) (2)(a)
1,950 13,256
Janus Henderson Group plc (a)
132 5,614
Man Group plc (United Kingdom)
(2)(a) 10,443 27,867
MSCI, Inc., Class A (a)
140 84,001
Nomura Holdings, Inc. (Japan) (2)(a)
13,700 79,485
Raymond James Financial, Inc. (a)
147 22,833
Robinhood Markets, Inc., Class A
*(a) 1,901 70,831
St James's Place plc (United
Kingdom) (2)(a) 780 8,445
Stifel Financial Corp. (a)
195 20,686
Tradeweb Markets, Inc., Class A (a)
(b) 57 7,462
1,575,662
Consumer Finance - 0 .5%
Ally Financial, Inc. (a)(b)
276 9,939
Capital One Financial Corp. (a)
622 110,915
OneMain Holdings, Inc. (a)(b)
1,006 52,443
SLM Corp. (a)(b)
1,027 28,325
SoFi Technologies, Inc. *(a)(b)
851 13,105
Synchrony Financial (a)(b)
710 46,150
260,877
Financial Services - 1 .3%
Affirm Holdings, Inc., Class A *(a)(b)
1,202 73,202
Block, Inc., Class A *(a)(b)
408 34,676
Corebridge Financial, Inc. (a)(b)
322 9,637
Corpay, Inc. *(a)(b)
239 80,882
Essent Group Ltd. (a)(b)
786 42,790
Fidelity National Information
Services, Inc. (a)(b) 382 30,854
GMO Payment Gateway, Inc.
(Japan) (2)(a) 400 20,157
Mastercard, Inc., Class A (a)
245 129,010
MGIC Investment Corp. (a)(b)
1,632 38,695
Nexi SpA (Italy) (2)*(a)(c)
981 5,460
ORIX Corp. (Japan) (2)(a)
2,700 58,007
PayPal Holdings, Inc. *(a)
530 45,236
Visa, Inc., Class A (a)(b)
396 125,152
693,758
Insurance - 5 .3%
Aegon Ltd. (Netherlands) (2)(a)
3,998 23,791
Ageas SA/NV (Belgium) (2)(a)
624 30,339
AIA Group Ltd. (Hong Kong) (2)(a)
5,000 35,914
Allstate Corp. (The) (a)
379 73,067
INVESTMENTS SHARES VALUE ($)
Insurance - 5.3% (continued)
American International Group, Inc.
(a) 1,324 96,387
Aon plc, Class A (a)(b)
141 50,642
Assurant, Inc. (a)
103 21,962
Assured Guaranty Ltd. (a)
298 26,823
Axis Capital Holdings Ltd. (a)
1,299 115,117
Brighthouse Financial, Inc. *(a)(b)
1,326 63,701
Chubb Ltd. (a)
133 36,748
Cincinnati Financial Corp. (a)
214 30,752
CNA Financial Corp. (a)(b)
357 17,268
CNO Financial Group, Inc. (a)
1,181 43,945
Fairfax Financial Holdings Ltd.
(Canada) (a) 28 38,958
Fidelity National Financial, Inc. (a)
432 24,253
First American Financial Corp. (a)
327 20,418
Globe Life, Inc. (a)
139 15,501
Hannover Rueck SE (Germany) (2)
(a) 112 28,047
Hanover Insurance Group, Inc.
(The) (a)(b) 421 65,112
Hartford Financial Services Group,
Inc. (The) (a) 207 22,646
iA Financial Corp., Inc. (Canada) (a)
542 50,269
Insurance Australia Group Ltd.
(Australia) (2)(a) 4,466 23,358
Intact Financial Corp. (Canada) (a)
208 37,873
Kemper Corp. (a)
373 24,782
Manulife Financial Corp. (Canada)
(a) 2,860 87,862
Mapfre SA (Spain) (2)(a)
15,851 40,186
Marsh & McLennan Cos., Inc. (a)(b)
675 143,377
MetLife, Inc. (a)(b)
494 40,449
MS&AD Insurance Group Holdings,
Inc. (Japan) (2)(a) 300 6,479
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (Germany) (a) 161 81,235
Old Republic International Corp. (a)
1,670 60,437
Poste Italiane SpA (Italy) (2)(a)(c)
8,815 124,671
Primerica, Inc. (a)
315 85,497
Principal Financial Group, Inc. (a)(b)
62 4,799
Progressive Corp. (The) (a)
192 46,005
QBE Insurance Group Ltd.
(Australia) (2)(a) 1,224 14,536
Reinsurance Group of America, Inc.
(a) 218 46,571
SCOR SE (France) (a)
757 18,537
Selective Insurance Group, Inc. (a)
(b) 398 37,221
Sun Life Financial, Inc. (Canada) (a)
453 26,897
Suncorp Group Ltd. (Australia) (2)(a)
1,822 21,406
T&D Holdings, Inc. (Japan) (2)(a)
300 5,491
Talanx AG (Germany) (2)(a)
155 13,183
Tokio Marine Holdings, Inc. (Japan)
(2)(a) 5,600 200,974
Travelers Cos., Inc. (The) (a)
375 90,334
Unipol Gruppo SpA (Italy) (2)(a)
6,762 84,447

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Insurance - 5.3% (continued)
Unum Group (a)
991 72,373
W R Berkley Corp. (a)
1,148 67,181
Willis Towers Watson plc (a)
124 38,842
Zurich Insurance Group AG
(Switzerland) (2)(a) 609 362,212
2,838,875
Total Financials 8,238,091
Health Care - 7 .8%
Biotechnology - 0 .9%
Alnylam Pharmaceuticals, Inc. *(a)
(b) 144 33,885
Apellis Pharmaceuticals, Inc. *(a)(b)
1,508 48,120
Argenx SE (Netherlands) (2)*(a)
86 53,123
BioMarin Pharmaceutical, Inc. *(a)
(b) 408 26,818
Exact Sciences Corp. *(a)
126 7,080
Exelixis, Inc. *(a)(b)
1,360 45,288
GRAIL, Inc. *(a)(b)
438 7,818
Incyte Corp. *(a)(b)
1,243 85,854
Natera, Inc. *(a)
405 64,111
Neurocrine Biosciences, Inc. *(a)
349 47,638
Swedish Orphan Biovitrum AB
(Sweden) *(a) 555 15,922
United Therapeutics Corp. *(a)
34 11,997
Vertex Pharmaceuticals, Inc. *(a)(b)
61 24,565
Zealand Pharma A/S (Denmark)
(2)*(a) 71 7,063
479,282
Health Care Equipment & Supplies - 1 .7%
Abbott Laboratories (a)
1,264 142,971
Align Technology, Inc. *(a)
133 27,732
Becton Dickinson & Co. (a)(b)
164 37,207
Boston Scientific Corp. *(a)
980 87,534
ConvaTec Group plc (United
Kingdom) (2)(a)(c) 6,262 17,309
Demant A/S (Denmark) (2)*(a)
686 25,249
Dexcom, Inc. *(a)
179 13,921
Edwards Lifesciences Corp. *(a)(b)
273 20,210
Enovis Corp. *(a)
829 36,376
Haemonetics Corp. *(a)(b)
475 37,088
Hoya Corp. (Japan) (2)(a)
800 99,285
IDEXX Laboratories, Inc. *(a)(b)
220 90,957
Inspire Medical Systems, Inc. *(a)(b)
135 25,026
Koninklijke Philips NV (Netherlands)
(2)*(a) 1,514 38,351
LivaNova plc *(a)
502 23,248
Penumbra, Inc. *(a)(b)
58 13,774
QuidelOrtho Corp. *(a)(b)
382 17,018
ResMed, Inc. (a)(b)
195 44,594
Siemens Healthineers AG
(Germany) (2)(a)(c) 700 36,965
Stryker Corp. (a)
103 37,085
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 1.7% (continued)
Ypsomed Holding AG (Registered)
(Switzerland) (2)(a) 79 28,518
900,418
Health Care Providers & Services - 1 .0%
Cardinal Health, Inc. (a)
302 35,718
Centene Corp. *(a)
1,437 87,053
Elevance Health, Inc. (a)(b)
225 83,002
Encompass Health Corp. (a)
1,246 115,068
Ensign Group, Inc. (The) (a)
92 12,223
Fresenius Medical Care AG
(Germany) (2)(a) 492 22,401
McKesson Corp. (a)(b)
83 47,303
Medipal Holdings Corp. (Japan) (2)
(a) 1,400 21,054
Molina Healthcare, Inc. *(a)
93 27,068
Tenet Healthcare Corp. *(a)
90 11,361
Universal Health Services, Inc.,
Class B (a) 429 76,971
539,222
Health Care Technology - 0 .3%
Doximity, Inc., Class A *(a)(b)
357 19,060
Pro Medicus Ltd. (Australia) (2)(a)
738 114,001
Veeva Systems, Inc., Class A *(a)
266 55,927
188,988
Life Sciences Tools & Services - 0 .9%
10X Genomics, Inc., Class A *(a)(b)
737 10,583
Agilent Technologies, Inc. (a)
1,226 164,701
Illumina, Inc. *(a)(b)
410 54,788
IQVIA Holdings, Inc. *(a)(b)
597 117,316
Lonza Group AG (Registered)
(Switzerland) (2)(a) 9 5,312
Medpace Holdings, Inc. *(a)(b)
299 99,337
QIAGEN NV (2)*(a)
564 25,281
Waters Corp. *(a)(b)
14 5,194
482,512
Pharmaceuticals - 3 .0%
Bristol-Myers Squibb Co. (a)
934 52,827
Eli Lilly & Co. (a)
260 200,720
Intra-Cellular Therapies, Inc. *(a)(b)
260 21,715
Ipsen SA (France) (2)(a)
230 26,363
Johnson & Johnson (a)(b)
1,675 242,238
Merck & Co., Inc. (a)
1,430 142,256
Novartis AG (Registered)
(Switzerland) (2)(a) 3,362 327,315
Otsuka Holdings Co. Ltd. (Japan)
(2)(a) 100 5,440
Roche Holding AG (2)(a)
194 54,244
Royalty Pharma plc, Class A (a)
4,328 110,407
Takeda Pharmaceutical Co. Ltd.
(Japan) (2)(a) 10,600 280,607
UCB SA (Belgium) (2)(a)
230 45,785

Consolidated Schedule of Investments
December 31, 2024
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 3.0% (continued)
Zoetis, Inc., Class A (a)
578 94,174
1,604,091
Total Health Care 4,194,513
Industrials - 17 .2%
Aerospace & Defense - 1 .7%
Axon Enterprise, Inc. *(a)(b)
13 7,726
Boeing Co. (The) *(a)(b)
190 33,630
Bombardier, Inc., Class B (Canada)
*(a) 155 10,540
Curtiss-Wright Corp. (a)(b)
90 31,938
Dassault Aviation SA (France) (2)(a)
122 24,929
GE Aerospace (a)
114 19,014
General Dynamics Corp. (a)
19 5,006
Hexcel Corp. (a)
176 11,035
Howmet Aerospace, Inc. (a)(b)
824 90,121
Kongsberg Gruppen ASA (Norway)
(2)(a) 743 83,593
MTU Aero Engines AG (Germany)
(2)(a) 110 36,740
Northrop Grumman Corp. (a)
257 120,608
Rheinmetall AG (Germany) (2)(a)
229 146,310
Rolls-Royce Holdings plc (United
Kingdom) (2)*(a) 11,651 82,622
Saab AB, Class B (Sweden) (2)(a)
3,190 67,396
Safran SA (France) (2)(a)
308 67,485
Woodward, Inc. (a)
266 44,268
882,961
Air Freight & Logistics - 0 .3%
Expeditors International of
Washington, Inc. (a)(b) 273 30,240
International Distribution Services
plc (United Kingdom) (a) 7,175 32,678
NIPPON EXPRESS HOLDINGS,
Inc. (Japan) (2)(a) 6,900 104,618
SG Holdings Co. Ltd. (Japan) (2)(a)
1,400 13,383
180,919
Building Products - 1 .2%
AZEK Co., Inc. (The), Class A *(a)(b)
308 14,621
Belimo Holding AG (Registered)
(Switzerland) (2)(a) 86 56,873
Cie de Saint-Gobain SA (France)
(2)(a) 78 6,931
Geberit AG (Registered)
(Switzerland) (2)(a) 65 36,863
Hayward Holdings, Inc. *(a)(b)
2,073 31,696
Johnson Controls International plc
(a) 1,218 96,137
Lennox International, Inc. (a)
125 76,162
Lixil Corp. (Japan) (2)(a)
3,800 41,470
Masco Corp. (a)
1,297 94,123
Sanwa Holdings Corp. (Japan) (2)
(a) 4,000 110,483
INVESTMENTS SHARES VALUE ($)
Building Products - 1.2% (continued)
Trane Technologies plc (a)
200 73,870
639,229
Commercial Services & Supplies - 0 .8%
Brambles Ltd. (Australia) (2)(a)
8,630 102,638
Cintas Corp. (a)(b)
553 101,033
Clean Harbors, Inc. *(a)(b)
72 16,570
Copart, Inc. *(a)(b)
321 18,422
Dai Nippon Printing Co. Ltd. (Japan)
(2)(a) 2,200 30,786
ISS A/S (Denmark) (2)(a)
1,935 35,393
Sohgo Security Services Co. Ltd.
(Japan) (2)(a) 5,900 40,404
SPIE SA (France) (2)(a)
1,396 43,413
Vestis Corp. (a)
1,986 30,267
Waste Connections, Inc. (a)
175 30,026
448,952
Construction & Engineering - 1 .0%
ACS Actividades de Construccion y
Servicios SA (Spain) (2)(a) 445 22,300
AECOM (a)
520 55,546
AtkinsRealis Group, Inc. (Canada)
(a) 1,224 64,936
Comfort Systems USA, Inc. (a)(b)
187 79,299
EMCOR Group, Inc. (a)(b)
96 43,574
Kinden Corp. (Japan) (2)(a)
2,900 55,482
MasTec, Inc. *(a)
404 55,001
Obayashi Corp. (Japan) (2)(a)
1,200 15,801
Shimizu Corp. (Japan) (2)(a)
7,900 62,391
Taisei Corp. (Japan) (2)(a)
1,200 50,279
Valmont Industries, Inc. (a)
21 6,440
Worley Ltd. (Australia) (2)(a)
3,442 29,104
540,153
Electrical Equipment - 1 .2%
ABB Ltd. (Registered) (Switzerland)
(2)(a) 2,943 158,918
Acuity Brands, Inc. (a)(b)
82 23,955
AMETEK, Inc. (a)(b)
94 16,945
Eaton Corp. plc (a)
245 81,308
Fujikura Ltd. (Japan) (2)(a)
2,500 102,065
GE Vernova, Inc. (a)(b)
145 47,695
Mitsubishi Electric Corp. (Japan) (2)
(a) 1,600 27,017
Prysmian SpA (Italy) (2)(a)
237 15,167
Schneider Electric SE (2)(a)
472 117,507
Signify NV (2)(a)(c)
974 21,752
Vertiv Holdings Co., Class A (a)(b)
281 31,924
Vestas Wind Systems A/S
(Denmark) (2)*(a) 1,090 14,951
659,204

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Ground Transportation - 0 .7%
Aurizon Holdings Ltd. (Australia) (2)
(a) 2,365 4,749
Grab Holdings Ltd., Class A
(Singapore) *(a)(b) 22,943 108,291
Hankyu Hanshin Holdings, Inc.
(Japan) (2)(a) 200 5,213
JB Hunt Transport Services, Inc. (a)
(b) 345 58,878
Keio Corp. (Japan) (2)(a)
400 9,735
Kyushu Railway Co. (Japan) (2)(a)
3,100 75,581
Landstar System, Inc. (a)
130 22,342
Lyft, Inc., Class A *(a)
2,183 28,161
Ryder System, Inc. (a)(b)
163 25,568
Tobu Railway Co. Ltd. (Japan) (2)(a)
1,700 27,608
366,126
Industrial Conglomerates - 0 .9%
3M Co. (a)
910 117,472
DCC plc (United Kingdom) (2)(a)
334 21,402
Hikari Tsushin, Inc. (Japan) (2)(a)
300 65,115
Hitachi Ltd. (Japan) (2)(a)
6,600 161,634
Sekisui Chemical Co. Ltd. (Japan)
(2)(a) 3,800 65,065
Siemens AG (Registered)
(Germany) (2)(a) 144 28,079
Swire Pacific Ltd., Class A (Hong
Kong) (2)(a) 4,500 40,696
499,463
Machinery - 4 .3%
Alfa Laval AB (Sweden) (2)(a)
1,049 43,906
Allison Transmission Holdings, Inc.
(a) 823 88,933
Alstom SA (France) (2)*(a)
1,383 30,859
Amada Co. Ltd. (Japan) (2)(a)
2,900 28,195
Atlas Copco AB, Class A (Sweden)
(2)(a) 5,809 88,655
Crane Co. (a)(b)
70 10,623
Cummins, Inc. (a)
95 33,117
Donaldson Co., Inc. (a)
1,322 89,037
Dover Corp. (a)
686 128,694
Ebara Corp. (Japan) (2)(a)
4,100 62,905
Flowserve Corp. (a)
1,507 86,683
GEA Group AG (Germany) (2)(a)
997 49,524
IHI Corp. (Japan) (2)(a)
2,800 163,690
Illinois Tool Works, Inc. (a)
1,033 261,927
IMI plc (United Kingdom) (2)(a)
875 19,873
ITT, Inc. (a)(b)
303 43,293
Kawasaki Heavy Industries Ltd.
(Japan) (2)(a) 1,000 45,554
KION Group AG (Germany) (2)(a)
143 4,721
Komatsu Ltd. (Japan) (2)(a)
2,000 54,485
Kurita Water Industries Ltd. (Japan)
(2)(a) 500 17,416
Lincoln Electric Holdings, Inc. (a)
190 35,619
Mitsubishi Heavy Industries Ltd.
(Japan) (2)(a) 1,500 20,916
NGK Insulators Ltd. (Japan) (2)(a)
3,300 41,667
INVESTMENTS SHARES VALUE ($)
Machinery - 4.3% (continued)
Otis Worldwide Corp. (a)(b)
1,517 140,489
Parker-Hannifin Corp. (a)
121 76,960
Pentair plc (a)
1,138 114,528
Rotork plc (United Kingdom) (2)(a)
5,941 23,360
Sandvik AB (Sweden) (2)(a)
263 4,716
Techtronic Industries Co. Ltd. (Hong
Kong) (2)(a) 1,500 19,719
VAT Group AG (Switzerland) (2)(a)
(c) 21 7,940
Volvo AB, Class B (Sweden) (2)(a)
743 18,057
Wartsila OYJ Abp (Finland) (2)(a)
5,012 88,826
Weir Group plc (The) (United
Kingdom) (2)(a) 2,046 55,734
Westinghouse Air Brake
Technologies Corp. (a)(b) 1,046 198,311
Yangzijiang Shipbuilding Holdings
Ltd. (China) (2) 33,900 74,100
2,273,032
Marine Transportation - 0 .6%
AP Moller - Maersk A/S, Class B
(Denmark) (2)(a) 26 43,258
Kirby Corp. *(a)
713 75,435
Mitsui OSK Lines Ltd. (Japan) (2)(a)
1,200 41,758
Nippon Yusen KK (Japan) (2)(a)
4,900 163,089
323,540
Passenger Airlines - 0 .9%
Air Canada (Canada) *(a)
570 8,827
Alaska Air Group, Inc. *(a)
1,138 73,686
ANA Holdings, Inc. (Japan) (2)(a)
2,600 47,189
Delta Air Lines, Inc. (a)
1,578 95,469
Deutsche Lufthansa AG
(Registered) (Germany) (2)(a) 2,932 18,843
easyJet plc (United Kingdom) (2)(a)
10,921 76,344
Japan Airlines Co. Ltd. (Japan) (2)
(a) 2,500 39,411
Qantas Airways Ltd. (Australia)
(2)*(a) 8,962 49,613
United Airlines Holdings, Inc. *(a)
413 40,102
449,484
Professional Services - 2 .6%
Arcadis NV (Netherlands) (2)(a)
1,235 75,155
Automatic Data Processing, Inc. (a)
541 158,367
BayCurrent, Inc. (Japan) (2)(a)
2,000 67,292
Broadridge Financial Solutions, Inc.
(a) 413 93,375
Computershare Ltd. (Australia) (2)
(a) 1,335 28,044
Equifax, Inc. (a)(b)
148 37,718
ExlService Holdings, Inc. *(a)(b)
269 11,938
Experian plc (2)(a)
1,229 52,822
Intertek Group plc (United Kingdom)
(2)(a) 1,424 84,130
Jacobs Solutions, Inc. (a)(b)
233 31,133
KBR, Inc. (a)
276 15,989
Leidos Holdings, Inc. (a)
142 20,457

Consolidated Schedule of Investments
December 31, 2024
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Professional Services - 2.6% (continued)
ManpowerGroup, Inc. (a)(b)
419 24,185
Parsons Corp. *(a)(b)
312 28,782
Paycor HCM, Inc. *(a)(b)
1,871 34,745
Recruit Holdings Co. Ltd. (Japan)
(2)(a) 1,300 90,360
RELX plc (United Kingdom) (2)(a)
875 39,645
Robert Half, Inc. (a)(b)
440 31,002
Science Applications International
Corp. (a) 517 57,790
SS&C Technologies Holdings, Inc.
(a)(b) 2,228 168,838
TransUnion (a)(b)
843 78,155
Verisk Analytics, Inc., Class A (a)
166 45,721
Wolters Kluwer NV (Netherlands)
(2)(a) 730 121,285
1,396,928
Trading Companies & Distributors - 0 .8%
AddTech AB, Class B (Sweden) (2)
(a) 1,707 46,512
Diploma plc (United Kingdom) (2)(a)
132 6,993
Fastenal Co. (a)(b)
377 27,110
Finning International, Inc. (Canada)
(a) 446 11,818
Howden Joinery Group plc (United
Kingdom) (2)(a) 1,199 11,878
ITOCHU Corp. (Japan) (2)(a)
3,200 157,358
Marubeni Corp. (Japan) (2)(a)
2,600 39,022
MonotaRO Co. Ltd. (Japan) (2)(a)
2,300 39,086
United Rentals, Inc. (a)
28 19,724
WESCO International, Inc. (a)(b)
133 24,068
WW Grainger, Inc. (a)(b)
56 59,027
442,596
Transportation Infrastructure - 0 .2%
Aena SME SA (Spain) (2)(a)(c)
550 112,254
Qube Holdings Ltd. (Australia) (2)(a)
4,867 11,927
124,181
Total Industrials 9,226,768
Information Technology - 10 .8%
Communications Equipment - 0 .8%
Arista Networks, Inc. *(a)(b)
1,308 144,573
Cisco Systems, Inc. (a)
375 22,200
F5, Inc. *(a)(b)
55 13,831
Motorola Solutions, Inc. (a)(b)
108 49,921
Nokia OYJ (Finland) (2)(a)
8,848 39,139
Telefonaktiebolaget LM Ericsson,
Class B (Sweden) (2)(a) 14,974 121,266
Ubiquiti, Inc. (a)(b)
52 17,260
408,190
Electronic Equipment, Instruments & Components - 1 .5%
Amphenol Corp., Class A (a)(b)
2,059 142,997
Azbil Corp. (Japan) (2)(a)
7,400 57,023
Celestica, Inc. (Canada) *(a)
1,343 123,943
Cognex Corp. (a)(b)
1,150 41,239
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 1.5%
(continued)
Corning, Inc. (a)(b)
1,638 77,838
Fabrinet (Thailand) *(a)(b)
161 35,401
Hexagon AB, Class B (Sweden) (2)
(a) 1,589 15,171
Hirose Electric Co. Ltd. (Japan) (2)
(a) 500 58,442
Jabil, Inc. (a)
324 46,624
Littelfuse, Inc. (a)(b)
64 15,082
TDK Corp. (Japan) (2)(a)
2,100 27,045
TE Connectivity plc (Switzerland) (a)
552 78,919
Trimble, Inc. *(a)
582 41,124
Zebra Technologies Corp., Class
A *(a) 89 34,374
795,222
IT Services - 1 .5%
Accenture plc, Class A (Ireland)
251 88,299
Cloudflare, Inc., Class A *(a)(b)
292 31,443
EPAM Systems, Inc. *(a)
111 25,954
Fujitsu Ltd. (Japan) (2)(a)
3,500 61,483
Gartner, Inc. *(a)
179 86,720
GoDaddy, Inc., Class A *(a)(b)
447 88,224
Kyndryl Holdings, Inc. *(a)(b)
1,396 48,302
Otsuka Corp. (Japan) (2)(a)
2,100 48,027
Shopify, Inc., Class A (Canada) *(a)
461 49,065
Snowflake, Inc., Class A *(a)(b)
115 17,757
Twilio, Inc., Class A *(a)(b)
692 74,791
VeriSign, Inc. *(a)
868 179,641
799,706
Semiconductors & Semiconductor Equipment - 1 .4%
Advantest Corp. (Japan) (2)(a)
700 39,801
ASM International NV (Netherlands)
(2)(a) 47 27,175
Broadcom, Inc. (a)(b)
676 156,724
Cirrus Logic, Inc. *(a)(b)
97 9,659
Disco Corp. (Japan) (2)(a)
300 79,583
Intel Corp. (a)(b)
240 4,812
KLA Corp. (a)(b)
75 47,259
Marvell Technology, Inc. (a)
625 69,031
NVIDIA Corp. (a)
1,119 150,271
Onto Innovation, Inc. *(a)
29 4,833
Rambus, Inc. *(a)(b)
404 21,356
Socionext, Inc. (Japan) (2)(a)
2,200 34,369
Teradyne, Inc.
220 27,702
Tokyo Electron Ltd. (Japan) (2)(a)
700 105,224
777,799
Software - 4 .4%
Adobe, Inc. *(a)
237 105,389
Appfolio, Inc., Class A *(a)
226 55,759
AppLovin Corp., Class A *(a)(b)
307 99,416
Atlassian Corp., Class A *(a)
20 4,868
Autodesk, Inc. *(a)
41 12,118
BILL Holdings, Inc. *(a)(b)
182 15,417
Commvault Systems, Inc. *(a)
261 39,388

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Software - 4.4% (continued)
Confluent, Inc., Class A *(a)
1,114 31,147
Constellation Software, Inc.
(Canada) (a) 9 27,830
Datadog, Inc., Class A *(a)(b)
269 38,437
Descartes Systems Group, Inc.
(The) (Canada) *(a) 197 22,394
Dolby Laboratories, Inc., Class A (a)
324 25,304
DoubleVerify Holdings, Inc. *(a)
1,099 21,112
Dropbox, Inc., Class A *(a)(b)
829 24,903
Elastic NV *(a)
162 16,051
Fair Isaac Corp. *(a)(b)
38 75,655
Fortinet, Inc. *(a)
1,293 122,163
Gitlab, Inc., Class A *(a)
1,142 64,352
Guidewire Software, Inc. *(a)(b)
480 80,918
HubSpot, Inc. *(a)(b)
120 83,612
Manhattan Associates, Inc. *(a)(b)
411 111,069
Microsoft Corp. (a)
358 150,897
Nemetschek SE (Germany) (2)(a)
183 17,777
Nutanix, Inc., Class A *(a)(b)
1,089 66,625
Oracle Corp. (a)
507 84,486
Oracle Corp. Japan (Japan) (2)(a)
800 76,565
Palantir Technologies, Inc., Class A
*(a)(b) 766 57,933
Pegasystems, Inc. (a)
308 28,706
Procore Technologies, Inc. *(a)(b)
235 17,609
Qualys, Inc. *(a)
252 35,335
RingCentral, Inc., Class A *(a)(b)
538 18,835
Samsara, Inc., Class A *(a)(b)
526 22,981
SAP SE (Germany) (2)(a)
899 221,131
ServiceNow, Inc. *(a)
75 79,509
Smartsheet, Inc., Class A *(a)
1,227 68,749
TeamViewer SE (Germany) (2)*(a)
(c) 3,077 30,427
Technology One Ltd. (Australia) (2)
(a) 1,769 34,171
Teradata Corp. *(a)(b)
1,350 42,052
WiseTech Global Ltd. (Australia) (2)
(a) 141 10,526
Workday, Inc., Class A *(a)(b)
162 41,801
Xero Ltd. (New Zealand) (2)*(a)
306 31,843
Zoom Communications, Inc., Class
A *(a) 932 76,061
Zscaler, Inc. *(a)(b)
326 58,814
2,350,135
Technology Hardware, Storage & Peripherals - 1 .2%
Apple, Inc. (a)
1,476 369,620
Canon, Inc. (Japan) (2)(a)
3,900 126,678
Dell Technologies, Inc., Class C (a)
409 47,133
Hewlett Packard Enterprise Co. (a)
(b) 533 11,380
Logitech International SA
(Registered) (Switzerland) (2)(a) 322 26,580
NetApp, Inc. (a)
537 62,335
Seiko Epson Corp. (Japan) (2)(a)
1,100 19,847
INVESTMENTS SHARES VALUE ($)
Technology Hardware, Storage & Peripherals - 1.2% (continued)
Western Digital Corp. *(a)(b)
108 6,440
670,013
Total Information Technology 5,801,065
Materials - 4 .5%
Chemicals - 2 .1%
Air Water, Inc. (Japan) (2)(a)
800 9,693
Akzo Nobel NV (Netherlands) (2)(a)
81 4,862
Asahi Kasei Corp. (Japan) (2)(a)
2,500 17,226
Avient Corp. (a)
669 27,335
Axalta Coating Systems Ltd. *(a)
1,908 65,292
DuPont de Nemours, Inc. (a)
1,380 105,225
Ecolab, Inc. (a)
424 99,352
Element Solutions, Inc. (a)(b)
2,863 72,806
Givaudan SA (Registered)
(Switzerland) (2)(a) 39 170,484
Incitec Pivot Ltd. (Australia) (2)(a)
2,512 4,546
Johnson Matthey plc (United
Kingdom) (2)(a) 577 9,680
Kuraray Co. Ltd. (Japan) (2)(a)
3,000 42,971
Mitsubishi Gas Chemical Co., Inc.
(Japan) (2)(a) 1,300 23,059
NewMarket Corp. (a)
31 16,379
Nitto Denko Corp. (Japan) (2)(a)
2,500 41,797
Orica Ltd. (Australia) (2)(a)
444 4,552
PPG Industries, Inc. (a)(b)
844 100,816
RPM International, Inc. (a)(b)
92 11,321
Scotts Miracle-Gro Co. (The) (a)(b)
837 55,527
Sherwin-Williams Co. (The) (a)(b)
325 110,477
Shin-Etsu Chemical Co. Ltd. (Japan)
(2)(a) 1,800 59,287
Solvay SA (Belgium) (2)(a)
806 26,057
Toray Industries, Inc. (Japan) (2)(a)
5,000 31,659
1,110,403
Construction Materials - 0 .6%
Buzzi SpA (Italy) (2)(a)
148 5,463
CRH plc (a)
799 73,924
Eagle Materials, Inc. (a)(b)
80 19,741
Heidelberg Materials AG (Germany)
(2)(a) 194 23,971
Holcim AG (2)(a)
1,680 161,759
Vulcan Materials Co. (a)(b)
87 22,379
307,237
Containers & Packaging - 0 .8%
Avery Dennison Corp. (a)(b)
401 75,039
Crown Holdings, Inc. (a)(b)
1,643 135,860
Greif, Inc., Class A (a)(b)
125 7,640
Packaging Corp. of America (a)
749 168,622
Sealed Air Corp. (a)
915 30,955
Sonoco Products Co. (a)(b)
631 30,824
Verallia SA (France) (2)(a)(c)
198 4,973
453,913

Consolidated Schedule of Investments
December 31, 2024
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 0 .8%
Acerinox SA (Spain) (2)(a)
2,563 25,093
Agnico Eagle Mines Ltd. (Canada)
(a) 143 11,188
Alamos Gold, Inc., Class A (Canada)
(a) 1,633 30,128
ArcelorMittal SA (Luxembourg) (2)
755 17,542
ATI, Inc. *(a)(b)
443 24,383
Barrick Gold Corp. (Canada) (a)
2,193 34,006
Commercial Metals Co. (a)(b)
171 8,481
Evolution Mining Ltd. (Australia) (2)
(a) 5,620 16,611
Fortescue Ltd. (Australia) (2)(a)
2,139 24,086
Kinross Gold Corp. (Canada) (a)
2,902 26,952
Norsk Hydro ASA (Norway) (2)(a)
3,361 18,488
Northern Star Resources Ltd.
(Australia) (2)(a) 2,395 22,755
Pan American Silver Corp. (Canada)
(a) 970 19,623
Royal Gold, Inc. (a)
652 85,966
Steel Dynamics, Inc. (a)
41 4,677
Wheaton Precious Metals Corp.
(Brazil) 607 34,166
404,145
Paper & Forest Products - 0 .2%
Louisiana-Pacific Corp. (a)
640 66,272
Oji Holdings Corp. (Japan) (2)(a)
5,400 20,638
West Fraser Timber Co. Ltd.
(Canada) (a) 325 28,160
115,070
Total Materials 2,390,768
Real Estate - 2 .7%
Health Care REITs - 0 .6%
Healthcare Realty Trust, Inc., REIT
(a)(b) 1,474 24,984
Healthpeak Properties, Inc., REIT
(a)(b) 236 4,784
Omega Healthcare Investors, Inc.,
REIT (a)(b) 1,638 61,999
Sabra Health Care REIT, Inc., REIT
(a) 4,607 79,793
Ventas, Inc., REIT (a)
1,999 117,721
289,281
Hotel & Resort REITs - 0 .0% †
Park Hotels & Resorts, Inc., REIT
(a) 1,162 16,349
Office REITs - 0 .2%
COPT Defense Properties, REIT (a)
3,284 101,640
Cousins Properties, Inc., REIT (a)
610 18,690
120,330
INVESTMENTS SHARES VALUE ($)
Real Estate Management & Development - 0 .2%
CBRE Group, Inc., Class A *(a)(b)
289 37,943
CK Asset Holdings Ltd. (Hong Kong)
(2)(a) 10,000 40,814
Jones Lang LaSalle, Inc. *(a)
64 16,201
Zillow Group, Inc., Class C *(a)(b)
347 25,695
120,653
Residential REITs - 0 .5%
Equity LifeStyle Properties, Inc.,
REIT (a)(b) 1,777 118,348
Mid-America Apartment
Communities, Inc., REIT (a) 372 57,500
UDR, Inc., REIT (a)
1,732 75,186
251,034
Retail REITs - 0 .4%
Brixmor Property Group, Inc., REIT
(a) 2,818 78,453
Kimco Realty Corp., REIT (a)(b)
868 20,337
NNN REIT, Inc., REIT (a)(b)
1,078 44,036
Regency Centers Corp., REIT (a)
741 54,782
Simon Property Group, Inc., REIT
(a) 194 33,409
231,017
Specialized REITs - 0 .8%
American Tower Corp., REIT (a)
647 118,666
CubeSmart, REIT (a)
932 39,936
Digital Realty Trust, Inc., REIT (a)(b)
51 9,044
EPR Properties, REIT (a)
1,318 58,361
Equinix, Inc., REIT (a)
49 46,202
Iron Mountain, Inc., REIT (a)(b)
316 33,215
Lamar Advertising Co., Class A,
REIT (a)(b) 440 53,566
PotlatchDeltic Corp., REIT (a)(b)
1,325 52,006
SBA Communications Corp., REIT
(a)(b) 50 10,190
421,186
Total Real Estate 1,449,850
Utilities - 5 .0%
Electric Utilities - 2 .6%
Chubu Electric Power Co., Inc.
(Japan) (2)(a) 5,600 58,750
Constellation Energy Corp. (a)(b)
96 21,476
Duke Energy Corp. (a)
46 4,956
Edison International (a)
3,726 297,484
Enel SpA (Italy) (2)(a)
35,519 253,470
Entergy Corp. (a)
476 36,090
Evergy, Inc. (a)
2,536 156,091
FirstEnergy Corp. (a)
1,410 56,090
Fortis, Inc. (Canada) (a)
117 4,862
Fortum OYJ (Finland) (a)
2,297 32,157
Iberdrola SA (Spain) (2)(a)
3,526 48,589
IDACORP, Inc. (a)
330 36,062
OGE Energy Corp. (a)
1,359 56,059
Origin Energy Ltd. (Australia) (2)(a)
678 4,567

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Electric Utilities - 2.6% (continued)
PG&E Corp. (a)
3,262 65,827
Portland General Electric Co. (a)(b)
1,115 48,636
PPL Corp. (a)(b)
1,394 45,249
Xcel Energy, Inc. (a)
2,048 138,281
1,364,696
Gas Utilities - 0 .6%
AltaGas Ltd. (Canada) (a)
758 17,655
Atmos Energy Corp. (a)(b)
325 45,263
Enagas SA (Spain) (2)(a)
2,033 24,815
Italgas SpA (Italy) (2)(a)
12,693 71,238
MDU Resources Group, Inc. (a)(b)
260 4,685
National Fuel Gas Co. (a)
349 21,177
New Jersey Resources Corp. (a)
1,440 67,176
Spire, Inc. (a)(b)
257 17,432
UGI Corp. (a)(b)
1,525 43,051
312,492
Independent Power and Renewable Electricity Producers - 0 .1%
AES Corp. (The) (a)
2,201 28,327
Capital Power Corp. (Canada) (a)
304 13,476
Vistra Corp. (a)(b)
176 24,265
66,068
Multi-Utilities - 1 .4%
Ameren Corp. (a)
121 10,786
CMS Energy Corp. (a)
973 64,851
Dominion Energy, Inc. (a)
91 4,901
DTE Energy Co. (a)(b)
2,903 350,537
NiSource, Inc. (a)
2,387 87,746
Public Service Enterprise Group,
Inc. (a)(b) 1,372 115,920
Veolia Environnement SA (France)
(2)(a) 2,522 70,761
WEC Energy Group, Inc. (a)
673 63,289
768,791
Water Utilities - 0 .3%
American Water Works Co., Inc. (a)
805 100,215
Essential Utilities, Inc. (a)
2,125 77,180
177,395
Total Utilities 2,689,442
TOTAL COMMON STOCKS
(Cost $44,086,949) 44,758,512
SHORT-TERM INVESTMENTS - 74.8%
INVESTMENT COMPANIES - 58 .8%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 4.26% (d)(e) 603,791 603,791
Limited Purpose Cash Investment
Fund, 4.47% (d) 30,878,653 30,872,477
TOTAL INVESTMENT COMPANIES
(Cost $31,470,601) 31,476,268
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 16 .0%
U.S. Treasury Bills
5.21%, 1/9/2025 (2)(f) $ 4,886,000 4,882,001
5.11%, 1/16/2025 (2)(f) 344,000 343,433
5.12%, 1/23/2025 (2)(f) 1,191,000 1,188,051
4.35%, 5/8/2025 (2)(f) 1,511,000 1,489,087
4.41%, 5/22/2025 (2)(f) 681,000 670,053
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $8,568,934) 8,572,625
TOTAL SHORT-TERM INVESTMENTS
(Cost $40,039,535) 40,048,893
TOTAL LONG POSITIONS
(Cost $84,126,484) 84,807,405
SHARES
SHORT POSITIONS - (87.6)%
COMMON STOCKS - (87.2)%
Communication Services - ( 3 .1 ) %
Diversified Telecommunication Services - ( 1 .1 ) %
BCE, Inc. (Canada)
(5,516) (127,861)
BT Group plc (United Kingdom) (2)
(11,322) (20,408)
Infrastrutture Wireless Italiane SpA
(Italy) (2)(c) (5,767) (58,583)
Singapore Telecommunications Ltd.
(Singapore) (2) (2,900) (6,533)
Swisscom AG (Registered)
(Switzerland) (2) (309) (171,975)
Telefonica SA (Spain) (2)
(10,746) (43,853)
Telstra Group Ltd. (Australia) (2)
(4,644) (11,509)
Verizon Communications, Inc.
(3,762) (150,442)
(591,164)
Entertainment - ( 1 .0 ) %
Bollore SE (France) (2)
(3,339) (20,532)
CTS Eventim AG & Co. KGaA
(Germany) (2) (447) (37,787)
Electronic Arts, Inc.
(55) (8,046)
Embracer Group AB, Class B
(Sweden) (2) (3,160) (8,621)
Liberty Media Corp.-Liberty Live,
Class C (340) (23,140)
Madison Square Garden Sports
Corp., Class A (98) (22,117)
Nexon Co. Ltd. (Japan) (2)
(1,600) (23,801)
Toho Co. Ltd. (Japan) (2)
(200) (7,816)
Ubisoft Entertainment SA (France)
(2) (3,270) (44,604)
Universal Music Group NV
(Netherlands) (2) (5,258) (134,495)
Vivendi SE (France) (2)
(573) (1,515)
Walt Disney Co. (The)
(1,654) (184,173)
Warner Bros Discovery, Inc.
(418) (4,418)
(521,065)
Interactive Media & Services - ( 0 .2 ) %
IAC, Inc.
(460) (19,844)
LY Corp. (Japan) (2)
(3,300) (8,725)
Match Group, Inc.
(1,098) (35,916)

Consolidated Schedule of Investments
December 31, 2024
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Interactive Media & Services - (0.2)% (continued)
SEEK Ltd. (Australia) (2)
(621) (8,642)
TripAdvisor, Inc.
(1,012) (14,947)
ZoomInfo Technologies, Inc., Class
A (1,258) (13,222)
(101,296)
Media - ( 0 .5 ) %
Canal+ SADIR (France)
(573) (1,456)
Dentsu Group, Inc. (Japan) (2)
(1,300) (31,240)
Hakuhodo DY Holdings, Inc. (Japan)
(2) (1,700) (12,874)
Havas NV (Netherlands)
(573) (963)
Interpublic Group of Cos., Inc. (The)
(1,082) (30,318)
Louis Hachette Group (France)
(573) (896)
Nexstar Media Group, Inc., Class A
(216) (34,121)
Omnicom Group, Inc.
(183) (15,745)
Paramount Global, Class B
(3,932) (41,129)
TEGNA, Inc.
(827) (15,126)
WPP plc (United Kingdom) (2)
(9,180) (94,626)
(278,494)
Wireless Telecommunication Services - ( 0 .3 ) %
Rogers Communications, Inc., Class
B (Canada) (1,080) (33,201)
SoftBank Corp. (Japan) (2)
(72,900) (92,025)
Tele2 AB, Class B (Sweden)
(715) (7,060)
T-Mobile US, Inc.
(52) (11,478)
(143,764)
Total Communication Services (1,635,783)
Consumer Discretionary - ( 7 .9 ) %
Automobile Components - ( 1 .0 ) %
Aptiv plc (Ireland)
(794) (48,021)
BorgWarner, Inc.
(1,563) (49,688)
Bridgestone Corp. (Japan) (2)
(2,800) (94,116)
Continental AG (Germany) (2)
(148) (9,973)
Denso Corp. (Japan) (2)
(7,400) (102,024)
Gentex Corp.
(4,596) (132,043)
Koito Manufacturing Co. Ltd.
(Japan) (2) (3,500) (44,302)
Lear Corp.
(504) (47,729)
QuantumScape Corp.
(3,026) (15,705)
Visteon Corp.
(129) (11,445)
(555,046)
Automobiles - ( 0 .8 ) %
Bayerische Motoren Werke AG
(Germany) (2) (225) (18,403)
Ford Motor Co.
(787) (7,791)
Isuzu Motors Ltd. (Japan) (2)
(700) (9,522)
Nissan Motor Co. Ltd. (Japan) (2)
(37,600) (114,035)
Stellantis NV (2)
(6,779) (88,184)
Subaru Corp. (Japan) (2)
(2,600) (46,198)
Suzuki Motor Corp. (Japan) (2)
(800) (8,963)
Toyota Motor Corp. (Japan) (2)
(5,200) (101,531)
INVESTMENTS SHARES VALUE ($)
Automobiles - (0.8)% (continued)
Volvo Car AB, Class B (Sweden) (2)
(3,642) (7,876)
(402,503)
Broadline Retail - ( 0 .4 ) %
Canadian Tire Corp. Ltd., Class A
(Canada) (525) (55,230)
Isetan Mitsukoshi Holdings Ltd.
(Japan) (2) (700) (12,019)
Kohl's Corp.
(2,043) (28,684)
Next plc (United Kingdom) (2)
(298) (35,349)
Nordstrom, Inc.
(1,045) (25,237)
Pan Pacific International Holdings
Corp. (Japan) (2) (1,300) (35,317)
Wesfarmers Ltd. (Australia) (2)
(187) (8,261)
(200,097)
Distributors - ( 0 .2 ) %
LKQ Corp.
(752) (27,636)
Pool Corp.
(262) (89,326)
(116,962)
Diversified Consumer Services - ( 0 .1 ) %
IDP Education Ltd. (Australia) (2) (4,268) (33,242)
Hotels, Restaurants & Leisure - ( 2 .2 ) %
Amadeus IT Group SA (Spain) (2)
(860) (60,702)
Caesars Entertainment, Inc.
(189) (6,316)
Cava Group, Inc.
(177) (19,966)
Churchill Downs, Inc.
(642) (85,733)
Darden Restaurants, Inc.
(817) (152,526)
Genting Singapore Ltd. (Singapore)
(2) (63,000) (35,343)
Hilton Grand Vacations, Inc.
(1,176) (45,805)
Hyatt Hotels Corp., Class A
(984) (154,468)
Las Vegas Sands Corp.
(1,271) (65,279)
Marriott International, Inc., Class A
(276) (76,987)
McDonald's Corp.
(226) (65,515)
MGM Resorts International
(1,077) (37,318)
Oriental Land Co. Ltd. (Japan) (2)
(10,300) (222,028)
Restaurant Brands International, Inc.
(Canada) (512) (33,371)
Sodexo SA (France)
(86) (7,087)
Starbucks Corp.
(482) (43,983)
Yum! Brands, Inc.
(624) (83,716)
(1,196,143)
Household Durables - ( 1 .1 ) %
Barratt Redrow plc (United
Kingdom) (2) (10,405) (57,039)
Berkeley Group Holdings plc (United
Kingdom) (2) (445) (21,656)
DR Horton, Inc.
(560) (78,299)
GN Store Nord A/S (Denmark) (2)
(520) (9,682)
Iida Group Holdings Co. Ltd. (Japan)
(2) (2,400) (36,086)
KB Home
(307) (20,176)
Leggett & Platt, Inc.
(851) (8,170)
Lennar Corp., Class A
(72) (9,819)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Household Durables - (1.1)% (continued)
Mohawk Industries, Inc.
(333) (39,670)
Nikon Corp. (Japan) (2)
(600) (6,181)
Open House Group Co. Ltd. (Japan)
(2) (1,800) (60,788)
PulteGroup, Inc.
(353) (38,442)
Sekisui House Ltd. (Japan) (2)
(1,400) (33,382)
SharkNinja, Inc.
(334) (32,518)
Sharp Corp. (Japan) (2)
(3,300) (20,453)
Sumitomo Forestry Co. Ltd. (Japan)
(2) (1,000) (33,291)
Taylor Morrison Home Corp., Class
A (93) (5,693)
Taylor Wimpey plc (United Kingdom)
(2) (21,041) (32,024)
TopBuild Corp.
(186) (57,909)
(601,278)
Leisure Products - ( 0 .3 ) %
BRP, Inc.
(992) (50,523)
Brunswick Corp.
(193) (12,483)
Polaris, Inc.
(249) (14,347)
Yamaha Corp. (Japan) (2)
(5,000) (35,566)
YETI Holdings, Inc.
(514) (19,794)
(132,713)
Specialty Retail - ( 1 .2 ) %
Advance Auto Parts, Inc.
(1,897) (89,709)
Avolta AG (Switzerland) (2)
(1,381) (55,439)
Best Buy Co., Inc.
(342) (29,344)
Burlington Stores, Inc.
(17) (4,846)
Floor & Decor Holdings, Inc., Class
A (814) (81,156)
H & M Hennes & Mauritz AB, Class
B (Sweden) (2) (876) (11,807)
JD Sports Fashion plc (United
Kingdom) (2) (35,902) (42,912)
Murphy USA, Inc.
(18) (9,032)
Nitori Holdings Co. Ltd. (Japan) (2)
(800) (94,794)
RH
(59) (23,222)
Sanrio Co. Ltd. (Japan) (2)
(1,200) (41,830)
Tractor Supply Co.
(2,125) (112,752)
Valvoline, Inc.
(1,597) (57,779)
(654,622)
Textiles, Apparel & Luxury Goods - ( 0 .6 ) %
Burberry Group plc (United
Kingdom) (2) (2,181) (26,672)
Capri Holdings Ltd.
(508) (10,699)
Cie Financiere Richemont SA
(Registered) (Switzerland) (2) (303) (45,836)
Crocs, Inc.
(531) (58,160)
Deckers Outdoor Corp.
(24) (4,874)
HUGO BOSS AG (Germany) (2)
(329) (15,118)
Kering SA (France) (2)
(217) (53,598)
NIKE, Inc., Class B
(321) (24,290)
Puma SE (Germany) (2)
(143) (6,575)
INVESTMENTS SHARES VALUE ($)
Textiles, Apparel & Luxury Goods - (0.6)% (continued)
Swatch Group AG (The)
(Switzerland) (2) (523) (95,061)
(340,883)
Total Consumer Discretionary (4,233,489)
Consumer Staples - ( 7 .7 ) %
Beverages - ( 1 .1 ) %
Brown-Forman Corp., Class B
(4,348) (165,137)
Celsius Holdings, Inc.
(228) (6,006)
Davide Campari-Milano NV (Italy)
(2) (13,661) (85,496)
Diageo plc (United Kingdom) (2)
(1,142) (36,290)
Heineken NV (Netherlands) (2)
(301) (21,452)
Kirin Holdings Co. Ltd. (Japan) (2)
(2,200) (28,565)
Monster Beverage Corp.
(615) (32,325)
Pernod Ricard SA (France) (2)
(987) (111,518)
Remy Cointreau SA (France) (2)
(474) (28,707)
Suntory Beverage & Food Ltd.
(Japan) (2) (400) (12,709)
Treasury Wine Estates Ltd.
(Australia) (2) (6,218) (43,555)
(571,760)
Consumer Staples Distribution & Retail - ( 1 .9 ) %
Aeon Co. Ltd. (Japan) (2)
(7,800) (182,547)
Albertsons Cos., Inc., Class A
(248) (4,871)
Alimentation Couche-Tard, Inc.
(Canada) (1,042) (57,789)
Axfood AB (Sweden)
(881) (18,633)
BJ's Wholesale Club Holdings, Inc.
(50) (4,467)
Casey's General Stores, Inc.
(130) (51,510)
Coles Group Ltd. (Australia) (2)
(5,166) (60,306)
Dollar General Corp.
(778) (58,988)
Dollar Tree, Inc.
(619) (46,388)
Endeavour Group Ltd. (Australia) (2)
(22,765) (59,057)
Kesko OYJ, Class B (Finland) (2)
(1,951) (36,810)
Kobe Bussan Co. Ltd. (Japan) (2)
(1,000) (21,860)
Koninklijke Ahold Delhaize NV
(Netherlands) (928) (30,270)
MatsukiyoCocokara & Co. (Japan)
(2) (4,400) (64,059)
Performance Food Group Co.
(364) (30,776)
Seven & i Holdings Co. Ltd. (Japan)
(2) (1,300) (20,381)
Target Corp.
(582) (78,675)
Walgreens Boots Alliance, Inc.
(10,119) (94,410)
Woolworths Group Ltd. (Australia)
(2) (6,407) (120,776)
(1,042,573)
Food Products - ( 3 .4 ) %
Archer-Daniels-Midland Co.
(3,464) (175,001)
Barry Callebaut AG (Registered)
(Switzerland) (2) (74) (98,528)
Bunge Global SA
(488) (37,947)
Chocoladefabriken Lindt & Spruengli
AG (Switzerland) (2) (10) (110,928)

Consolidated Schedule of Investments
December 31, 2024
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Food Products - (3.4)% (continued)
Conagra Brands, Inc.
(3,193) (88,606)
Darling Ingredients, Inc.
(699) (23,549)
Hershey Co. (The)
(1,400) (237,090)
Hormel Foods Corp.
(1,627) (51,039)
J M Smucker Co. (The)
(476) (52,417)
Kikkoman Corp. (Japan) (2)
(2,200) (24,429)
Kraft Heinz Co. (The)
(2,177) (66,856)
Lamb Weston Holdings, Inc.
(495) (33,081)
Lotus Bakeries NV (Belgium) (2)
(3) (33,579)
MEIJI Holdings Co. Ltd. (Japan)
(700) (14,241)
Mondelez International, Inc., Class A
(1,791) (106,977)
Mowi ASA (Norway) (2)
(532) (9,118)
Nestle SA (Registered) (2)
(3,391) (278,209)
Nissin Foods Holdings Co. Ltd.
(Japan) (2) (5,100) (123,208)
Post Holdings, Inc.
(384) (43,953)
Salmar ASA (Norway) (2)
(821) (39,021)
Seaboard Corp.
(14) (34,015)
Tyson Foods, Inc., Class A
(374) (21,483)
Wilmar International Ltd. (China) (2)
(18,600) (42,217)
Yakult Honsha Co. Ltd. (Japan) (2)
(3,200) (60,615)
(1,806,107)
Household Products - ( 0 .6 ) %
Clorox Co. (The)
(379) (61,553)
Kimberly-Clark Corp.
(311) (40,753)
Reckitt Benckiser Group plc (United
Kingdom) (2) (1,547) (93,641)
Reynolds Consumer Products, Inc.
(2,339) (63,130)
Spectrum Brands Holdings, Inc.
(81) (6,844)
Unicharm Corp. (Japan) (2)
(5,400) (44,518)
(310,439)
Personal Care Products - ( 0 .6 ) %
Coty, Inc., Class A
(5,781) (40,236)
elf Beauty, Inc.
(258) (32,392)
Haleon plc (2)
(16,819) (79,304)
Kenvue, Inc.
(3,933) (83,970)
Kobayashi Pharmaceutical Co. Ltd.
(Japan) (2) (600) (23,688)
Kose Corp. (Japan) (2)
(600) (27,296)
Rohto Pharmaceutical Co. Ltd.
(Japan) (2) (400) (7,287)
Shiseido Co. Ltd. (Japan) (2)
(3,000) (53,049)
Unilever plc (United Kingdom) (2)
(124) (7,046)
(354,268)
Tobacco - ( 0 .1 ) %
Altria Group, Inc.
(858) (44,865)
Japan Tobacco, Inc. (Japan) (2)
(200) (5,130)
(49,995)
Total Consumer Staples (4,135,142)
INVESTMENTS SHARES VALUE ($)
Energy - ( 3 .7 ) %
Energy Equipment & Services - ( 0 .3 ) %
Schlumberger NV
(772) (29,598)
Valaris Ltd.
(2,198) (97,240)
Weatherford International plc
(175) (12,535)
(139,373)
Oil, Gas & Consumable Fuels - ( 3 .4 ) %
Ampol Ltd. (Australia) (2)
(1,165) (20,326)
APA Corp.
(1,487) (34,335)
ARC Resources Ltd. (Canada)
(417) (7,563)
Chevron Corp.
(1,148) (166,276)
Chord Energy Corp.
(552) (64,540)
Civitas Resources, Inc.
(1,390) (63,759)
DT Midstream, Inc.
(673) (66,916)
ENEOS Holdings, Inc. (Japan) (2)
(26,600) (139,548)
Eni SpA (Italy) (2)
(1,281) (17,522)
EOG Resources, Inc.
(159) (19,490)
EQT Corp.
(337) (15,539)
Equinor ASA (Norway) (2)
(2,315) (54,910)
Expand Energy Corp.
(313) (31,159)
Exxon Mobil Corp.
(351) (37,757)
Galp Energia SGPS SA (Portugal)
(2) (508) (8,420)
HF Sinclair Corp.
(181) (6,344)
Idemitsu Kosan Co. Ltd. (Japan) (2)
(3,400) (22,396)
Imperial Oil Ltd. (Canada)
(657) (40,491)
Keyera Corp. (Canada)
(257) (7,860)
MEG Energy Corp. (Canada)
(460) (7,552)
Neste OYJ (Finland) (2)
(5,475) (69,287)
New Hope Corp. Ltd. (Australia) (2)
(8,033) (24,650)
Occidental Petroleum Corp.
(1,467) (72,484)
ONEOK, Inc.
(1,982) (198,993)
Parkland Corp. (Canada)
(257) (5,812)
Pembina Pipeline Corp. (Canada)
(274) (10,124)
Permian Resources Corp., Class A
(7,788) (111,991)
Phillips 66
(234) (26,660)
Range Resources Corp.
(1,318) (47,422)
Repsol SA (Spain) (2)
(4,876) (59,331)
Santos Ltd. (Australia) (2)
(9,139) (37,844)
Shell plc (2)
(216) (6,733)
Suncor Energy, Inc. (Canada)
(709) (25,308)
TC Energy Corp. (Canada)
(739) (34,440)
TotalEnergies SE (France) (2)
(393) (21,896)
Tourmaline Oil Corp. (Canada)
(923) (42,713)
Whitecap Resources, Inc. (Canada)
(1,020) (7,238)
Woodside Energy Group Ltd.
(Australia) (2) (13,475) (208,659)
(1,844,288)
Total Energy (1,983,661)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Financials - ( 13 .7 ) %
Banks - ( 4 .3 ) %
ABN AMRO Bank NV, CVA
(Netherlands) (2)(c) (2,684) (41,418)
ANZ Group Holdings Ltd. (Australia)
(2) (2,617) (46,111)
Banco Bilbao Vizcaya Argentaria SA
(Spain) (2) (4,668) (45,674)
Banco Comercial Portugues SA,
Class R (Portugal) (2) (25,924) (12,442)
Bank of Nova Scotia (The) (Canada)
(1,153) (61,915)
Bankinter SA (Spain) (2)
(5,160) (40,839)
Banque Cantonale Vaudoise
(Registered) (Switzerland) (2) (159) (14,640)
Chiba Bank Ltd. (The) (Japan) (2)
(7,600) (58,579)
Commonwealth Bank of Australia
(Australia) (2) (1,509) (142,783)
Concordia Financial Group Ltd.
(Japan) (2) (900) (4,950)
Danske Bank A/S (Denmark) (2)
(284) (8,052)
DNB Bank ASA (Norway) (2)
(3,630) (72,471)
East West Bancorp, Inc.
(170) (16,279)
Fifth Third Bancorp
(648) (27,398)
First Citizens BancShares, Inc.,
Class A (52) (109,877)
First Hawaiian, Inc.
(1,076) (27,922)
Flagstar Financial, Inc.
(3,817) (35,613)
HSBC Holdings plc (United
Kingdom) (2) (4,898) (48,114)
Huntington Bancshares, Inc.
(2,545) (41,407)
Japan Post Bank Co. Ltd. (Japan)
(2) (1,800) (17,013)
JPMorgan Chase & Co.
(798) (191,289)
Jyske Bank A/S (Registered)
(Denmark) (2) (397) (28,197)
KBC Group NV (Belgium) (2)
(816) (63,003)
KeyCorp
(4,038) (69,211)
Kyoto Financial Group, Inc. (Japan)
(2) (1,700) (24,864)
Lloyds Banking Group plc (United
Kingdom) (2) (13,002) (8,880)
Mediobanca Banca di Credito
Finanziario SpA (Italy) (2) (2,287) (33,399)
National Australia Bank Ltd.
(Australia) (2) (2,322) (53,202)
National Bank of Canada (Canada)
(377) (34,368)
Old National Bancorp
(7,803) (169,364)
Oversea-Chinese Banking Corp.
Ltd. (Singapore) (2) (2,700) (32,975)
Royal Bank of Canada (Canada)
(674) (81,267)
Shizuoka Financial Group, Inc.
(Japan) (2) (4,500) (36,496)
Skandinaviska Enskilda Banken AB,
Class A (Sweden) (2) (5,423) (74,317)
SouthState Corp.
(1,126) (112,015)
Svenska Handelsbanken AB, Class
A (Sweden) (2) (6,487) (66,979)
Swedbank AB, Class A (Sweden) (2)
(3,001) (59,258)
INVESTMENTS SHARES VALUE ($)
Banks - (4.3)% (continued)
Toronto-Dominion Bank (The)
(Canada) (1,730) (92,105)
United Overseas Bank Ltd.
(Singapore) (2) (200) (5,311)
Valley National Bancorp
(1,252) (11,343)
Wells Fargo & Co.
(1,530) (107,467)
Western Alliance Bancorp
(832) (69,505)
(2,298,312)
Capital Markets - ( 3 .7 ) %
Blackstone, Inc.
(462) (79,658)
Blue Owl Capital, Inc., Class A
(2,654) (61,732)
Brookfield Asset Management Ltd.,
Class A (Canada) (846) (45,883)
Cboe Global Markets, Inc.
(104) (20,322)
Daiwa Securities Group, Inc.
(Japan) (2) (11,100) (73,246)
Deutsche Bank AG (Registered)
(Germany) (2) (376) (6,489)
EQT AB (Sweden) (2)
(661) (18,272)
FactSet Research Systems, Inc.
(235) (112,866)
Franklin Resources, Inc.
(2,733) (55,452)
Goldman Sachs Group, Inc. (The)
(154) (88,183)
Hamilton Lane, Inc., Class A
(464) (68,695)
Intercontinental Exchange, Inc.
(814) (121,294)
Jefferies Financial Group, Inc.
(646) (50,646)
KKR & Co., Inc.
(793) (117,293)
Macquarie Group Ltd. (Australia) (2)
(762) (104,213)
MarketAxess Holdings, Inc.
(67) (15,145)
Moody's Corp.
(189) (89,467)
Morgan Stanley
(1,302) (163,687)
Morningstar, Inc.
(72) (24,247)
Nasdaq, Inc.
(61) (4,716)
Partners Group Holding AG
(Switzerland) (2) (89) (120,888)
S&P Global, Inc.
(424) (211,165)
Schroders plc (United Kingdom) (2)
(3,009) (12,163)
T. Rowe Price Group, Inc.
(1,551) (175,403)
TMX Group Ltd. (Canada)
(874) (26,923)
TPG, Inc.
(1,469) (92,312)
UBS Group AG (Registered)
(Switzerland) (2) (1,352) (41,394)
(2,001,754)
Consumer Finance - ( 0 .5 ) %
American Express Co.
(608) (180,448)
Credit Acceptance Corp.
(54) (25,351)
FirstCash Holdings, Inc.
(121) (12,536)
Marui Group Co. Ltd. (Japan) (2)
(1,600) (25,523)
(243,858)
Financial Services - ( 1 .4 ) %
Adyen NV (Netherlands) (2)(c)
(28) (41,610)
Apollo Global Management, Inc.
(492) (81,259)
Edenred SE (France) (2)
(2,699) (88,732)
Euronet Worldwide, Inc.
(122) (12,547)
EXOR NV (Netherlands) (2)
(164) (15,035)

Consolidated Schedule of Investments
December 31, 2024
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Financial Services - (1.4)% (continued)
Fiserv, Inc.
(141) (28,964)
Global Payments, Inc.
(237) (26,558)
Jack Henry & Associates, Inc.
(422) (73,977)
Mitsubishi HC Capital, Inc. (Japan)
(2) (17,100) (112,693)
Rocket Cos., Inc., Class A
(6,446) (72,582)
Toast, Inc., Class A
(1,003) (36,559)
Tokyo Century Corp. (Japan) (2)
(1,100) (11,120)
UWM Holdings Corp., Class A
(1,144) (6,715)
Voya Financial, Inc.
(1,439) (99,046)
Washington H Soul Pattinson & Co.
Ltd. (Australia) (2) (772) (16,319)
Western Union Co. (The)
(1,213) (12,858)
WEX, Inc.
(40) (7,013)
Worldline SA (France) (2)(c)
(935) (8,218)
(751,805)
Insurance - ( 3 .8 ) %
Aflac, Inc.
(418) (43,238)
American Financial Group, Inc.
(765) (104,751)
Arch Capital Group Ltd.
(1,186) (109,527)
Arthur J Gallagher & Co.
(922) (261,710)
ASR Nederland NV (Netherlands)
(2) (1,795) (85,374)
Baloise Holding AG (Registered)
(Switzerland) (2) (208) (37,690)
Beazley plc (United Kingdom) (2)
(710) (7,248)
Brown & Brown, Inc.
(828) (84,473)
Dai-ichi Life Holdings, Inc. (Japan)
(2) (2,100) (55,957)
Erie Indemnity Co., Class A
(246) (101,409)
Everest Group Ltd.
(136) (49,295)
Generali (Italy) (2)
(1,168) (33,045)
Gjensidige Forsikring ASA (Norway)
(1,951) (34,449)
Helvetia Holding AG (Registered)
(Switzerland) (2) (236) (38,925)
Japan Post Holdings Co. Ltd.
(Japan) (2) (1,600) (15,068)
Japan Post Insurance Co. Ltd.
(Japan) (2) (3,800) (69,799)
Kinsale Capital Group, Inc.
(92) (42,792)
Lincoln National Corp.
(992) (31,456)
Loews Corp.
(298) (25,238)
Markel Group, Inc.
(3) (5,179)
Medibank Pvt Ltd. (Australia) (2)
(28,006) (65,643)
NN Group NV (Netherlands) (2)
(756) (32,968)
Prudential Financial, Inc.
(2,061) (244,290)
Prudential plc (Hong Kong) (2)
(3,821) (30,323)
RenaissanceRe Holdings Ltd.
(455) (113,208)
Ryan Specialty Holdings, Inc., Class
A (1,298) (83,280)
Sampo OYJ, Class A (Finland) (2)
(1,823) (74,460)
Swiss Life Holding AG (Registered)
(Switzerland) (2) (127) (98,053)
Tryg A/S (Denmark) (2)
(1,219) (25,714)
INVESTMENTS SHARES VALUE ($)
Insurance - (3.8)% (continued)
White Mountains Insurance Group
Ltd. (29) (56,407)
(2,060,969)
Total Financials (7,356,698)
Health Care - ( 8 .1 ) %
Biotechnology - ( 1 .9 ) %
AbbVie, Inc.
(994) (176,634)
Amgen, Inc.
(455) (118,591)
Arrowhead Pharmaceuticals, Inc.
(2,184) (41,059)
Biogen, Inc.
(148) (22,632)
CSL Ltd. (2)
(832) (145,143)
Genmab A/S (Denmark) (2)
(58) (12,113)
Gilead Sciences, Inc.
(1,120) (103,455)
Ionis Pharmaceuticals, Inc.
(2,168) (75,793)
Moderna, Inc.
(2,144) (89,148)
Regeneron Pharmaceuticals, Inc.
(114) (81,206)
Roivant Sciences Ltd.
(6,851) (81,047)
Viking Therapeutics, Inc.
(1,051) (42,292)
(989,113)
Health Care Equipment & Supplies - ( 1 .8 ) %
Ambu A/S, Class B (Denmark) (2)
(958) (13,869)
Asahi Intecc Co. Ltd. (Japan) (2)
(600) (9,735)
Baxter International, Inc.
(4,487) (130,841)
BioMerieux (France) (2)
(218) (23,333)
Carl Zeiss Meditec AG (Germany)
(2) (371) (17,369)
Coloplast A/S, Class B (Denmark)
(2) (42) (4,602)
DiaSorin SpA (Italy) (2)
(532) (54,873)
Envista Holdings Corp.
(2,742) (52,893)
EssilorLuxottica SA (France) (2)
(180) (43,907)
GE HealthCare Technologies, Inc.
(793) (61,997)
Getinge AB, Class B (Sweden) (2)
(663) (10,876)
Hologic, Inc.
(230) (16,581)
Insulet Corp.
(184) (48,037)
Lantheus Holdings, Inc.
(78) (6,978)
Masimo Corp.
(462) (76,368)
Medtronic plc
(735) (58,712)
Neogen Corp.
(3,841) (46,630)
Olympus Corp. (Japan) (2)
(2,300) (34,339)
Smith & Nephew plc (United
Kingdom) (2) (3,816) (47,289)
Solventum Corp.
(101) (6,672)
STERIS plc
(35) (7,194)
Straumann Holding AG (Registered)
(Switzerland) (2) (328) (41,315)
Sysmex Corp. (Japan) (2)
(1,900) (34,836)
Terumo Corp. (Japan) (2)
(4,000) (77,223)
Zimmer Biomet Holdings, Inc.
(403) (42,569)
(969,038)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - ( 1 .4 ) %
Acadia Healthcare Co., Inc.
(842) (33,386)
Amplifon SpA (Italy) (2)
(1,379) (35,534)
Cencora, Inc.
(250) (56,170)
CVS Health Corp.
(1,128) (50,636)
DaVita, Inc.
(140) (20,937)
Galenica AG (Switzerland) (2)(c)
(184) (15,078)
Henry Schein, Inc.
(1,680) (116,256)
Humana, Inc.
(237) (60,129)
Labcorp Holdings, Inc.
(306) (70,172)
Option Care Health, Inc.
(1,045) (24,244)
Premier, Inc., Class A
(1,545) (32,754)
Quest Diagnostics, Inc.
(420) (63,361)
Ramsay Health Care Ltd. (Australia)
(2) (2,800) (59,750)
Sonic Healthcare Ltd. (Australia) (2)
(641) (10,691)
UnitedHealth Group, Inc.
(150) (75,879)
(724,977)
Health Care Technology - ( 0 .2 ) %
Certara, Inc.
(3,803) (40,502)
M3, Inc. (Japan) (2)
(7,500) (64,986)
(105,488)
Life Sciences Tools & Services - ( 1 .3 ) %
Avantor, Inc.
(2,462) (51,874)
Azenta, Inc.
(1,553) (77,650)
Bachem Holding AG, Class B
(Switzerland) (2) (548) (35,046)
Bio-Rad Laboratories, Inc., Class A
(89) (29,237)
Bio-Techne Corp.
(648) (46,675)
Charles River Laboratories
International, Inc. (574) (105,960)
Danaher Corp.
(179) (41,090)
Eurofins Scientific SE (Luxembourg)
(2) (807) (41,159)
Fortrea Holdings, Inc.
(995) (18,557)
Repligen Corp.
(272) (39,152)
Revvity, Inc.
(703) (78,462)
Sartorius Stedim Biotech (France)
(2) (233) (45,488)
Tecan Group AG (Registered)
(Switzerland) (2) (165) (36,773)
Thermo Fisher Scientific, Inc.
(123) (63,988)
(711,111)
Pharmaceuticals - ( 1 .5 ) %
AstraZeneca plc (United Kingdom)
(2) (327) (42,634)
Bayer AG (Registered) (Germany)
(2) (4,608) (92,045)
Chugai Pharmaceutical Co. Ltd.
(Japan) (2) (300) (13,224)
Daiichi Sankyo Co. Ltd. (Japan) (2)
(1,100) (30,100)
Eisai Co. Ltd. (Japan) (2)
(1,900) (51,736)
Elanco Animal Health, Inc.
(2,710) (32,818)
Hikma Pharmaceuticals plc (Jordan)
(2) (612) (15,258)
Kyowa Kirin Co. Ltd. (Japan) (2)
(2,600) (39,099)
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - (1.5)% (continued)
Merck KGaA (Germany) (2)
(240) (34,926)
Novo Nordisk A/S, Class B
(Denmark) (2) (860) (74,202)
Ono Pharmaceutical Co. Ltd.
(Japan) (2) (11,800) (122,856)
Organon & Co.
(465) (6,938)
Orion OYJ, Class B (Finland)
(1,213) (53,752)
Perrigo Co. plc
(3,179) (81,732)
Pfizer, Inc.
(2,468) (65,476)
Recordati Industria Chimica e
Farmaceutica SpA (Italy) (2) (356) (18,663)
Shionogi & Co. Ltd. (Japan) (2)
(1,900) (26,648)
Viatris, Inc.
(941) (11,715)
(813,822)
Total Health Care (4,313,549)
Industrials - ( 17 .9 ) %
Aerospace & Defense - ( 1 .2 ) %
BAE Systems plc (United Kingdom)
(2) (960) (13,771)
BWX Technologies, Inc.
(491) (54,693)
HEICO Corp.
(478) (113,640)
Huntington Ingalls Industries, Inc.
(98) (18,519)
L3Harris Technologies, Inc.
(505) (106,191)
Lockheed Martin Corp.
(94) (45,678)
Melrose Industries plc (United
Kingdom) (2) (5,566) (38,463)
RTX Corp.
(1,305) (151,015)
TransDigm Group, Inc.
(85) (107,719)
(649,689)
Air Freight & Logistics - ( 0 .8 ) %
CH Robinson Worldwide, Inc.
(646) (66,745)
Deutsche Post AG (Germany) (2)
(2,848) (100,541)
DSV A/S (Denmark) (2)
(134) (28,538)
FedEx Corp.
(412) (115,908)
GXO Logistics, Inc.
(622) (27,057)
InPost SA (Poland) (2)
(598) (10,209)
United Parcel Service, Inc., Class B
(451) (56,871)
Yamato Holdings Co. Ltd. (Japan)
(2) (3,800) (42,718)
(448,587)
Building Products - ( 1 .3 ) %
A O Smith Corp.
(502) (34,241)
Advanced Drainage Systems, Inc.
(380) (43,928)
AGC, Inc. (Japan) (2)
(300) (8,763)
Armstrong World Industries, Inc.
(199) (28,125)
Assa Abloy AB, Class B (Sweden)
(2) (1,649) (48,705)
Builders FirstSource, Inc.
(265) (37,876)
Carlisle Cos., Inc.
(87) (32,089)
Carrier Global Corp.
(1,709) (116,656)
Daikin Industries Ltd. (Japan) (2)
(700) (81,677)
Fortune Brands Innovations, Inc.
(1,715) (117,186)

Consolidated Schedule of Investments
December 31, 2024
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Building Products - (1.3)% (continued)
Nibe Industrier AB, Class B
(Sweden) (2) (7,065) (27,610)
Owens Corning
(55) (9,368)
ROCKWOOL A/S, Class B
(Denmark) (2) (49) (17,436)
Simpson Manufacturing Co., Inc.
(245) (40,628)
TOTO Ltd. (Japan) (2)
(1,500) (35,935)
UFP Industries, Inc.
(224) (25,234)
(705,457)
Commercial Services & Supplies - ( 1 .4 ) %
Brink's Co. (The)
(213) (19,760)
Cleanaway Waste Management Ltd.
(Australia) (2) (10,801) (17,675)
Element Fleet Management Corp.
(Canada) (1,199) (24,239)
GFL Environmental, Inc.
(756) (33,702)
MSA Safety, Inc.
(210) (34,812)
RB Global, Inc. (Canada)
(517) (46,663)
Rentokil Initial plc (United Kingdom)
(2) (5,930) (29,599)
Republic Services, Inc., Class A
(957) (192,529)
Rollins, Inc.
(407) (18,864)
Secom Co. Ltd. (Japan) (2)
(400) (13,584)
Securitas AB, Class B (Sweden) (2)
(4,930) (60,954)
Tetra Tech, Inc.
(921) (36,693)
TOPPAN Holdings, Inc. (Japan) (2)
(500) (13,264)
Veralto Corp.
(158) (16,092)
Waste Management, Inc.
(1,002) (202,194)
(760,624)
Construction & Engineering - ( 0 .3 ) %
API Group Corp.
(1,101) (39,603)
Ferrovial SE (2)
(543) (22,792)
Kajima Corp. (Japan) (2)
(900) (16,304)
Skanska AB, Class B (Sweden) (2)
(1,497) (31,478)
Stantec, Inc. (Canada)
(91) (7,140)
WillScot Holdings Corp.
(1,085) (36,293)
(153,610)
Electrical Equipment - ( 1 .0 ) %
Fuji Electric Co. Ltd. (Japan) (2)
(300) (16,038)
Generac Holdings, Inc.
(63) (9,768)
Hubbell, Inc., Class B
(128) (53,618)
NEXTracker, Inc., Class A
(887) (32,402)
NIDEC Corp. (Japan) (2)
(3,700) (66,458)
nVent Electric plc
(357) (24,333)
Plug Power, Inc.
(14,262) (30,378)
Regal Rexnord Corp.
(462) (71,670)
Rockwell Automation, Inc.
(496) (141,752)
Sensata Technologies Holding plc
(2,059) (56,417)
(502,834)
INVESTMENTS SHARES VALUE ($)
Ground Transportation - ( 1 .8 ) %
Canadian National Railway Co.
(Canada) (1,041) (105,711)
Canadian Pacific Kansas City Ltd.
(Canada) (588) (42,575)
Central Japan Railway Co. (Japan)
(2) (5,300) (99,458)
CSX Corp.
(355) (11,456)
East Japan Railway Co. (Japan) (2)
(4,000) (70,844)
Keisei Electric Railway Co. Ltd.
(Japan) (2) (18,000) (161,628)
Kintetsu Group Holdings Co. Ltd.
(Japan) (2) (1,700) (35,654)
Knight-Swift Transportation
Holdings, Inc., Class A (1,781) (94,464)
Norfolk Southern Corp.
(551) (129,320)
Odakyu Electric Railway Co. Ltd.
(Japan) (2) (5,900) (54,324)
Schneider National, Inc., Class B
(1,780) (52,118)
Seibu Holdings, Inc. (Japan) (2)
(1,200) (24,411)
Tokyu Corp. (Japan) (2)
(900) (9,591)
U-Haul Holding Co.
(65) (4,491)
Union Pacific Corp.
(133) (30,329)
West Japan Railway Co. (Japan) (2)
(2,700) (47,822)
(974,196)
Industrial Conglomerates - ( 0 .9 ) %
Honeywell International, Inc.
(1,419) (320,538)
Keppel Ltd. (Singapore) (2)
(21,300) (106,716)
Lifco AB, Class B (Sweden) (2)
(1,490) (43,187)
(470,441)
Machinery - ( 5 .6 ) %
Aalberts NV (Netherlands) (2)
(664) (23,609)
AGCO Corp.
(2,364) (220,987)
Caterpillar, Inc.
(293) (106,289)
CNH Industrial NV
(7,898) (89,484)
Deere & Co.
(409) (173,293)
Epiroc AB, Class A (Sweden) (2)
(3,722) (64,866)
Esab Corp.
(657) (78,801)
FANUC Corp. (Japan) (2)
(1,200) (31,348)
Fluidra SA (Spain) (2)
(816) (19,867)
Fortive Corp.
(682) (51,150)
Georg Fischer AG (Registered)
(Switzerland) (2) (787) (59,580)
Graco, Inc.
(1,012) (85,301)
Hitachi Construction Machinery Co.
Ltd. (Japan) (2) (2,800) (62,057)
Husqvarna AB, Class B (Sweden)
(2) (3,456) (18,034)
IDEX Corp.
(691) (144,619)
Indutrade AB (Sweden) (2)
(386) (9,672)
Ingersoll Rand, Inc.
(2,217) (200,550)
Interpump Group SpA (Italy) (2)
(922) (40,891)
Kone OYJ, Class B (Finland) (2)
(128) (6,240)
Kubota Corp. (Japan) (2)
(9,600) (111,214)
Makita Corp. (Japan) (2)
(600) (18,245)
Metso OYJ (Finland) (2)
(3,962) (36,884)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Machinery - (5.6)% (continued)
Middleby Corp. (The)
(468) (63,391)
MINEBEA MITSUMI, Inc. (Japan) (2)
(6,600) (105,720)
Nordson Corp.
(542) (113,408)
Oshkosh Corp.
(398) (37,838)
Rational AG (Germany) (2)
(6) (5,139)
RBC Bearings, Inc.
(114) (34,102)
Schindler Holding AG (Switzerland)
(2) (60) (16,577)
SKF AB, Class B (Sweden) (2)
(4,688) (87,991)
SMC Corp. (Japan) (2)
(700) (271,825)
Spirax Group plc (United Kingdom)
(2) (711) (60,820)
Stanley Black & Decker, Inc.
(83) (6,664)
Sumitomo Heavy Industries Ltd.
(Japan) (2) (1,100) (22,454)
Terex Corp.
(763) (35,266)
Timken Co. (The)
(716) (51,101)
TOMRA Systems ASA (Norway) (2)
(1,469) (19,011)
Toro Co. (The)
(366) (29,317)
Toyota Industries Corp. (Japan) (2)
(1,500) (120,638)
Trelleborg AB, Class B (Sweden) (2)
(599) (20,498)
Valmet OYJ (Finland) (2)
(997) (24,166)
Watts Water Technologies, Inc.,
Class A (124) (25,209)
Xylem, Inc.
(704) (81,678)
Yaskawa Electric Corp. (Japan) (2)
(4,700) (119,945)
(3,005,739)
Marine Transportation - ( 0 .1 ) %
Kawasaki Kisen Kaisha Ltd. (Japan)
(2) (1,800) (25,608)
Kuehne + Nagel International AG
(Registered) (Switzerland) (2) (116) (26,616)
(52,224)
Passenger Airlines - ( 0 .1 ) %
Singapore Airlines Ltd. (Singapore)
(2) (8,800) (41,487)
Professional Services - ( 1 .6 ) %
Adecco Group AG (Registered)
(Switzerland) (2) (1,833) (45,280)
ALS Ltd. (Australia) (2)
(5,352) (49,817)
Amentum Holdings, Inc.
(657) (13,817)
Booz Allen Hamilton Holding Corp.,
Class A (193) (24,839)
Bureau Veritas SA (France) (2)
(1,836) (55,778)
Clarivate plc
(13,659) (69,388)
Concentrix Corp.
(1,076) (46,559)
Dun & Bradstreet Holdings, Inc.
(4,585) (57,129)
Exponent, Inc.
(108) (9,623)
FTI Consulting, Inc.
(87) (16,628)
Insperity, Inc.
(785) (60,845)
Maximus, Inc.
(910) (67,932)
Paychex, Inc.
(1,160) (162,655)
Randstad NV (Netherlands) (2)
(1,618) (68,122)
SGS SA (Registered) (Switzerland)
(2) (85) (8,527)
INVESTMENTS SHARES VALUE ($)
Professional Services - (1.6)% (continued)
Teleperformance SE (France) (2)
(467) (40,056)
Thomson Reuters Corp. (Canada)
(464) (74,507)
(871,502)
Trading Companies & Distributors - ( 1 .4 ) %
Air Lease Corp., Class A
(876) (42,232)
Applied Industrial Technologies, Inc.
(46) (11,016)
Ashtead Group plc (United
Kingdom) (2) (271) (16,766)
Beijer Ref AB, Class B (Sweden) (2)
(2,610) (38,519)
Brenntag SE (Germany) (2)
(1,039) (62,484)
Core & Main, Inc., Class A
(1,641) (83,543)
IMCD NV (Netherlands) (2)
(379) (56,323)
Mitsubishi Corp. (Japan) (2)
(4,600) (75,264)
Mitsui & Co. Ltd. (Japan) (2)
(3,000) (62,217)
MSC Industrial Direct Co., Inc.,
Class A (237) (17,702)
Reece Ltd. (Australia) (2)
(630) (8,703)
Rexel SA (France) (2)
(951) (24,221)
RS GROUP plc (United Kingdom)
(2) (4,093) (34,873)
SGH Ltd. (Australia) (2)
(345) (9,814)
SiteOne Landscape Supply, Inc.
(219) (28,858)
Sojitz Corp. (Japan) (2)
(900) (18,342)
Sumitomo Corp. (Japan) (2)
(2,500) (54,103)
Toromont Industries Ltd. (Canada)
(211) (16,681)
Toyota Tsusho Corp. (Japan) (2)
(3,300) (58,359)
Watsco, Inc.
(100) (47,389)
(767,409)
Transportation Infrastructure - ( 0 .4 ) %
Aeroports de Paris SA (France) (2)
(345) (39,946)
Atlas Arteria Ltd. (Australia) (2)
(4,646) (13,630)
Fraport AG Frankfurt Airport
Services Worldwide (Germany) (2) (95) (5,779)
Japan Airport Terminal Co. Ltd.
(Japan) (2) (1,200) (37,835)
Transurban Group (Australia) (2)
(11,623) (96,064)
(193,254)
Total Industrials (9,597,053)
Information Technology - ( 9 .1 ) %
Electronic Equipment, Instruments & Components - ( 1 .8 ) %
Arrow Electronics, Inc.
(141) (15,950)
Avnet, Inc.
(1,859) (97,263)
CDW Corp.
(517) (89,979)
Coherent Corp.
(443) (41,965)
Crane NXT Co.
(1,346) (78,364)
Hamamatsu Photonics KK (Japan)
(2) (15,100) (167,956)
Ibiden Co. Ltd. (Japan) (2)
(2,400) (71,408)
Kyocera Corp. (Japan) (2)
(1,300) (12,885)
Murata Manufacturing Co. Ltd.
(Japan) (2) (2,000) (31,730)
Novanta, Inc.
(505) (77,149)
Omron Corp. (Japan) (2)
(500) (16,836)

Consolidated Schedule of Investments
December 31, 2024
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - (1.8)%
(continued)
Shimadzu Corp. (Japan) (2)
(3,600) (100,758)
Spectris plc (United Kingdom) (2)
(326) (10,186)
Taiyo Yuden Co. Ltd. (Japan) (2)
(4,100) (57,659)
Vishay Intertechnology, Inc.
(6,011) (101,826)
(971,914)
IT Services - ( 1 .4 ) %
Akamai Technologies, Inc.
(468) (44,764)
Amdocs Ltd.
(191) (16,262)
ASGN, Inc.
(625) (52,087)
Bechtle AG (Germany) (2)
(1,295) (41,533)
Capgemini SE (France) (2)
(706) (115,309)
CGI, Inc. (Canada)
(636) (69,589)
Cognizant Technology Solutions
Corp., Class A (720) (55,368)
Globant SA
(350) (75,047)
International Business Machines
Corp. (524) (115,191)
MongoDB, Inc., Class A
(44) (10,244)
NEXTDC Ltd. (Australia) (2)
(4,974) (46,273)
Nomura Research Institute Ltd.
(Japan) (2) (1,000) (29,362)
Obic Co. Ltd. (Japan) (2)
(1,800) (53,565)
Okta, Inc., Class A
(59) (4,649)
Reply SpA (Italy) (2)
(149) (23,685)
TIS, Inc. (Japan) (2)
(1,000) (23,620)
(776,548)
Semiconductors & Semiconductor Equipment - ( 3 .6 ) %
Advanced Micro Devices, Inc.
(463) (55,926)
Allegro MicroSystems, Inc. (Japan)
(3,430) (74,980)
Amkor Technology, Inc.
(181) (4,650)
Analog Devices, Inc.
(647) (137,462)
Applied Materials, Inc.
(125) (20,329)
ASML Holding NV (Netherlands) (2)
(69) (48,330)
BE Semiconductor Industries NV
(Netherlands) (2) (160) (21,931)
Enphase Energy, Inc.
(229) (15,728)
Entegris, Inc.
(559) (55,374)
First Solar, Inc.
(44) (7,755)
GLOBALFOUNDRIES, Inc.
(1,304) (55,955)
Infineon Technologies AG
(Germany) (2) (2,466) (80,495)
Lam Research Corp.
(542) (39,149)
Lasertec Corp. (Japan) (2)
(900) (84,371)
Lattice Semiconductor Corp.
(1,468) (83,162)
Microchip Technology, Inc.
(802) (45,995)
Micron Technology, Inc.
(337) (28,362)
MKS Instruments, Inc.
(168) (17,537)
Monolithic Power Systems, Inc.
(56) (33,135)
NXP Semiconductors NV (China)
(263) (54,664)
ON Semiconductor Corp.
(828) (52,205)
Power Integrations, Inc.
(707) (43,622)
Qorvo, Inc.
(437) (30,559)
QUALCOMM, Inc.
(509) (78,193)
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - (3.6)% (continued)
Renesas Electronics Corp. (Japan)
(2) (3,500) (44,293)
Rohm Co. Ltd. (Japan) (2)
(14,900) (138,445)
SCREEN Holdings Co. Ltd. (Japan)
(2) (1,000) (59,037)
Shinko Electric Industries Co. Ltd.
(Japan) (2) (700) (25,305)
Silicon Laboratories, Inc.
(351) (43,601)
Skyworks Solutions, Inc.
(283) (25,096)
SOITEC (France) (2)
(708) (63,681)
STMicroelectronics NV (Singapore)
(2) (1,116) (27,952)
SUMCO Corp. (Japan) (2)
(26,000) (191,476)
Synaptics, Inc.
(693) (52,890)
Texas Instruments, Inc.
(457) (85,692)
Wolfspeed, Inc.
(2,430) (16,184)
(1,943,521)
Software - ( 1 .8 ) %
Bentley Systems, Inc., Class B
(1,332) (62,204)
Blackbaud, Inc.
(337) (24,911)
CCC Intelligent Solutions Holdings,
Inc. (3,961) (46,463)
Crowdstrike Holdings, Inc., Class A
(239) (81,776)
Dassault Systemes SE (France) (2)
(1,721) (59,553)
Dynatrace, Inc.
(1,147) (62,340)
Gen Digital, Inc.
(380) (10,404)
Open Text Corp. (Canada)
(788) (22,301)
Palo Alto Networks, Inc.
(216) (39,303)
PTC, Inc.
(786) (144,522)
Roper Technologies, Inc.
(267) (138,800)
SentinelOne, Inc., Class A
(873) (19,381)
Synopsys, Inc.
(86) (41,741)
Temenos AG (Registered)
(Switzerland) (2) (429) (30,313)
Trend Micro, Inc. (Japan) (2)
(100) (5,391)
Tyler Technologies, Inc.
(205) (118,211)
UiPath, Inc., Class A
(1,038) (13,193)
Unity Software, Inc.
(934) (20,987)
(941,794)
Technology Hardware, Storage & Peripherals - ( 0 .5 ) %
Brother Industries Ltd. (Japan) (2)
(400) (6,766)
HP, Inc.
(3,301) (107,712)
Pure Storage, Inc., Class A
(839) (51,540)
Ricoh Co. Ltd. (Japan) (2)
(3,000) (34,070)
Seagate Technology Holdings plc
(201) (17,348)
Super Micro Computer, Inc.
(1,327) (40,447)
(257,883)
Total Information Technology (4,891,660)
Materials - ( 6 .7 ) %
Chemicals - ( 3 .4 ) %
Air Products and Chemicals, Inc.
(440) (127,618)
Albemarle Corp.
(798) (68,692)
Cabot Corp.
(67) (6,118)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Chemicals - (3.4)% (continued)
Celanese Corp., Class A
(1,935) (133,921)
CF Industries Holdings, Inc.
(98) (8,361)
Chemours Co. (The)
(1,924) (32,516)
Clariant AG (Registered)
(Switzerland) (2) (6,214) (69,356)
Corteva, Inc.
(1,788) (101,844)
Croda International plc (United
Kingdom) (2) (987) (41,747)
Dow, Inc.
(2,558) (102,653)
Eastman Chemical Co.
(978) (89,311)
EMS-Chemie Holding AG
(Registered) (Switzerland) (2) (59) (39,811)
FMC Corp.
(994) (48,318)
International Flavors & Fragrances,
Inc. (480) (40,584)
Kansai Paint Co. Ltd. (Japan) (2)
(4,900) (70,040)
Linde plc
(243) (101,737)
LyondellBasell Industries NV, Class
A (1,021) (75,830)
Mitsubishi Chemical Group Corp.
(Japan) (2) (1,500) (7,576)
Mitsui Chemicals, Inc. (Japan) (2)
(400) (8,732)
Mosaic Co. (The)
(1,234) (30,332)
Nippon Paint Holdings Co. Ltd.
(Japan) (2) (10,300) (66,501)
Nippon Sanso Holdings Corp.
(Japan) (2) (2,800) (77,694)
Nissan Chemical Corp. (Japan) (2)
(2,100) (65,449)
NOF Corp. (Japan) (2)
(3,900) (54,055)
Novonesis (Novozymes), Class B
(Denmark) (2) (386) (21,873)
Nutrien Ltd. (Canada)
(1,609) (71,996)
Resonac Holdings Corp. (Japan) (2)
(500) (12,452)
Tosoh Corp. (Japan) (2)
(400) (5,346)
Umicore SA (Belgium) (2)
(3,516) (36,292)
Wacker Chemie AG (Germany) (2)
(364) (26,478)
Westlake Corp.
(1,138) (130,472)
Yara International ASA (Brazil) (2)
(1,552) (41,084)
(1,814,789)
Construction Materials - ( 0 .7 ) %
Knife River Corp.
(637) (64,745)
Martin Marietta Materials, Inc.
(582) (300,603)
(365,348)
Containers & Packaging - ( 0 .7 ) %
Amcor plc
(5,208) (49,007)
AptarGroup, Inc.
(191) (30,006)
Ball Corp.
(564) (31,094)
Graphic Packaging Holding Co.
(3,382) (91,855)
SIG Group AG (Switzerland) (2)
(5,522) (109,186)
Silgan Holdings, Inc.
(1,435) (74,692)
(385,840)
INVESTMENTS SHARES VALUE ($)
Metals & Mining - ( 1 .7 ) %
Alcoa Corp.
(432) (16,321)
Anglo American plc (South Africa)
(2) (2,445) (72,292)
Antofagasta plc (Chile) (2)
(3,878) (76,821)
Aurubis AG (Germany) (2)
(284) (22,614)
BHP Group Ltd. (Australia) (2)
(943) (23,004)
Boliden AB (Sweden) (2)
(822) (23,127)
Capstone Copper Corp. (Canada)
(1,837) (11,361)
Cleveland-Cliffs, Inc.
(2,718) (25,549)
Endeavour Mining plc (Burkina
Faso) (2) (1,654) (29,544)
First Quantum Minerals Ltd.
(Zambia) (955) (12,311)
Franco-Nevada Corp. (Canada)
(70) (8,226)
Glencore plc (Australia) (2)
(9,581) (42,196)
JFE Holdings, Inc. (Japan) (2)
(1,600) (18,016)
Kobe Steel Ltd. (Japan) (2)
(900) (8,996)
Lundin Mining Corp. (Chile)
(6,440) (55,420)
Lynas Rare Earths Ltd. (Australia)
(2) (4,830) (19,047)
Mineral Resources Ltd. (Australia)
(2) (1,432) (30,222)
MP Materials Corp.
(414) (6,458)
Newmont Corp.
(2,038) (75,854)
Nippon Steel Corp. (Japan) (2)
(3,300) (66,316)
Nucor Corp.
(264) (30,811)
Rio Tinto plc (Australia) (2)
(1,420) (83,823)
South32 Ltd. (Australia) (2)
(3,100) (6,503)
SSAB AB, Class B (Sweden) (2)
(9,180) (36,431)
Sumitomo Metal Mining Co. Ltd.
(Japan) (2) (1,700) (38,758)
Teck Resources Ltd., Class B
(Canada) (1,045) (42,369)
thyssenkrupp AG (Germany) (2)
(4,163) (16,892)
(899,282)
Paper & Forest Products - ( 0 .2 ) %
Holmen AB, Class B (Sweden) (2)
(852) (31,252)
Mondi plc (Austria) (2)
(1,123) (16,719)
Svenska Cellulosa AB SCA, Class B
(Sweden) (2) (1,496) (18,975)
UPM-Kymmene OYJ (Finland) (2)
(1,274) (35,034)
(101,980)
Total Materials (3,567,239)
Real Estate - ( 4 .5 ) %
Diversified REITs - ( 0 .2 ) %
WP Carey, Inc., REIT (2,088) (113,754)
Health Care REITs - ( 0 .1 ) %
Welltower, Inc., REIT (624) (78,643)
Hotel & Resort REITs - ( 0 .1 ) %
Host Hotels & Resorts, Inc., REIT (3,486) (61,075)

Consolidated Schedule of Investments
December 31, 2024
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Industrial REITs - ( 0 .2 ) %
EastGroup Properties, Inc., REIT
(206) (33,061)
First Industrial Realty Trust, Inc.,
REIT (364) (18,247)
Rexford Industrial Realty, Inc., REIT
(1,143) (44,188)
STAG Industrial, Inc., REIT
(853) (28,849)
(124,345)
Office REITs - ( 0 .3 ) %
BXP, Inc., REIT
(503) (37,403)
Highwoods Properties, Inc., REIT
(627) (19,174)
Kilroy Realty Corp., REIT
(116) (4,692)
Vornado Realty Trust, REIT
(1,799) (75,630)
(136,899)
Real Estate Management & Development - ( 0 .4 ) %
CapitaLand Investment Ltd.
(Singapore) (2) (49,400) (94,703)
CoStar Group, Inc.
(1,317) (94,284)
Howard Hughes Holdings, Inc.
(118) (9,076)
Lendlease Corp. Ltd. (Australia) (2)
(1,404) (5,396)
(203,459)
Residential REITs - ( 1 .2 ) %
American Homes 4 Rent, Class A,
REIT (326) (12,199)
AvalonBay Communities, Inc., REIT
(458) (100,746)
Camden Property Trust, REIT
(793) (92,020)
Equity Residential, REIT
(2,319) (166,411)
Essex Property Trust, Inc., REIT
(65) (18,554)
Independence Realty Trust, Inc.,
REIT (2,673) (53,032)
Invitation Homes, Inc., REIT
(1,002) (32,034)
Sun Communities, Inc., REIT
(1,341) (164,903)
(639,899)
Retail REITs - ( 0 .9 ) %
Agree Realty Corp., REIT
(1,627) (114,622)
Federal Realty Investment Trust,
REIT (107) (11,979)
Kite Realty Group Trust, REIT
(1,497) (37,784)
Realty Income Corp., REIT
(5,909) (315,600)
(479,985)
Specialized REITs - ( 1 .1 ) %
Crown Castle, Inc., REIT
(695) (63,078)
Extra Space Storage, Inc., REIT
(527) (78,839)
Gaming and Leisure Properties, Inc.,
REIT (1,328) (63,956)
National Storage Affiliates Trust,
REIT (1,379) (52,278)
Public Storage, REIT
(204) (61,086)
Rayonier, Inc., REIT
(1,401) (36,566)
VICI Properties, Inc., Class A, REIT
(7,561) (220,857)
(576,660)
Total Real Estate (2,414,719)
INVESTMENTS SHARES VALUE ($)
Utilities - ( 4 .8 ) %
Electric Utilities - ( 2 .4 ) %
Acciona SA (Spain) (2)
(227) (25,545)
ALLETE, Inc.
(233) (15,098)
Alliant Energy Corp.
(5,629) (332,899)
BKW AG (Switzerland) (2)
(188) (31,148)
EDP SA (Portugal) (2)
(5,084) (16,264)
Elia Group SA/NV (Belgium) (2)
(446) (34,317)
Emera, Inc. (Canada)
(1,341) (50,125)
Exelon Corp.
(2,252) (84,765)
Hydro One Ltd. (Canada) (c)
(806) (24,823)
NextEra Energy, Inc.
(1,228) (88,035)
NRG Energy, Inc.
(352) (31,758)
Pinnacle West Capital Corp.
(604) (51,201)
Redeia Corp. SA (Spain) (2)
(563) (9,614)
Southern Co. (The)
(3,167) (260,707)
SSE plc (United Kingdom) (2)
(1,279) (25,637)
Terna - Rete Elettrica Nazionale
(Italy) (2) (3,382) (26,724)
Tokyo Electric Power Co. Holdings,
Inc. (Japan) (2) (12,000) (35,869)
TXNM Energy, Inc.
(2,416) (118,795)
(1,263,324)
Gas Utilities - ( 0 .4 ) %
APA Group (Australia) (2)
(17,591) (75,732)
Snam SpA (Italy) (2)
(15,867) (70,334)
Southwest Gas Holdings, Inc.
(990) (70,003)
(216,069)
Independent Power and Renewable Electricity Producers - ( 0 .6 ) %
Brookfield Renewable Corp.
(Canada) (256) (7,085)
Clearway Energy, Inc., Class C
(694) (18,044)
Northland Power, Inc. (Canada)
(1,109) (13,810)
Ormat Technologies, Inc.
(1,048) (70,971)
Orsted A/S (Denmark) (2)(c)
(2,104) (95,003)
RWE AG (Germany)
(3,479) (103,895)
(308,808)
Multi-Utilities - ( 1 .1 ) %
A2A SpA (Italy) (2)
(13,872) (30,800)
Atco Ltd., Class I (Canada)
(208) (6,885)
Black Hills Corp.
(539) (31,542)
Canadian Utilities Ltd., Class A
(Canada) (724) (17,553)
CenterPoint Energy, Inc.
(1,951) (61,905)
Centrica plc (United Kingdom) (2)
(9,749) (16,265)
Consolidated Edison, Inc.
(611) (54,520)
Hera SpA (Italy) (2)
(3,242) (11,541)
Northwestern Energy Group, Inc.
(159) (8,500)
Sempra
(4,090) (358,775)
(598,286)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
INVESTMENTS SHARES VALUE ($)
Water Utilities - ( 0 .3 ) %
Pennon Group plc (United Kingdom)
(826) (6,137)
Severn Trent plc (United Kingdom)
(2) (3,138) (98,384)
United Utilities Group plc (United
Kingdom) (2) (6,545) (86,098)
(190,619)
Total Utilities (2,577,106)
TOTAL COMMON STOCKS
(Proceeds $(50,731,380)) (46,706,099)
PREFERRED STOCKS - (0.4)%
Consumer Discretionary - ( 0 .2 ) %
Automobiles - ( 0 .2 ) %
Dr Ing hc F Porsche AG
(Preference) (Germany) (2)(c) (858) (51,994)
Volkswagen AG (Preference)
(Germany) (2) (471) (43,457)
Total Consumer Discretionary (95,451)
Consumer Staples - ( 0 .1 ) %
Household Products - ( 0 .1 ) %
Henkel AG & Co. KGaA (Preference)
(Germany) (940) (82,472)
INVESTMENTS SHARES VALUE ($)
Health Care - ( 0 .1 ) %
Life Sciences Tools & Services - ( 0 .1 ) %
Sartorius AG (Preference)
(Germany) (2) (205) (45,558)
TOTAL PREFERRED STOCKS
(Proceeds $(252,366)) (223,481)
TOTAL SHORT POSITIONS
(Proceeds $(50,983,746)) (46,929,580)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 70.7%
(Cost $33,142,738) 37,877,825
OTHER ASSETS IN EXCESS OF
LIABILITIES - 29.3% ‡ 15,680,496
NET ASSETS - 100.0% 53,558,321
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 126,770 0 .2%
Consumer Discretionary 980,932 1 .8
Consumer Staples (1,768,532) ( 3 .2 )
Energy (737,153) ( 1 .4 )
Financials 881,393 1 .7
Health Care (164,594) ( 0 .4 )
Industrials (370,285) ( 0 .7 )
Information Technology 909,405 1 .7
Materials (1,176,471) ( 2 .2 )
Real Estate (964,869) ( 1 .8 )
Utilities 112,336 0 .2
Investment Companies 31,476,268 58 .8
U.S. Treasury Obligations 8,572,625 16 .0
Total Investments In Securities
At Value 37,877,825 70 .7
Other Assets in Excess of
Liabilities ‡ 15,680,496 29 .3
Net Assets
$ 53,558,321 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at December
31, 2024 amounted to $44,142,632, which is inclusive of rehypothecated amounts disclosed below. In addition, $7,569,281 of cash collateral was also pledged.
(b) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at December 31, 2024 amounted to $10,885,179.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2024 amounted to $407,710, which represents 0.76% of net assets of the Fund.
(d) Represents 7-day effective yield as of December 31, 2024.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) The rate shown was the effective yield at the date of purchase.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).

Consolidated Schedule of Investments
December 31, 2024
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
Credit default swap contracts outstanding - buy protection as of December 31, 2024:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
Investment Grade Index
Series 43.V1 1 .00 % Quarterly 12/20/2029 0 .50 % USD 1,583,000 $ (36,175) $ 314 $ (35,861)
Markit CDX North America
Investment Grade Index
Series 43.V1 1 .00 Quarterly 12/20/2029 0 .50 USD 1,583,000 (36,175) 314 (35,861)
$ (72,350) $ 628 $ (71,722)
Credit default swap contracts outstanding - sell protection as of December 31, 2024 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 42.V1 5 .00 % Quarterly 12/20/2029 3 .12 % EUR 275,000 $ 23,916 $ (1,089) $ 22,827
iTraxx Europe Crossover
Index Series 42.V1 5 .00 Quarterly 12/20/2029 3 .12 EUR 275,000 23,916 (1,089) 22,827
iTraxx Europe Main Index
Series 42.V1 1 .00 Quarterly 12/20/2029 0 .58 EUR 1,350,000 29,898 (1,710) 28,188
iTraxx Europe Main Index
Series 42.V1 1 .00 Quarterly 12/20/2029 0 .58 EUR 1,350,000 29,898 (1,710) 28,188
Markit CDX North America
High Yield Index Series
43.V1 5 .00 Quarterly 12/20/2029 3 .12 USD 329,000 22,911 2,956 25,867
Markit CDX North America
High Yield Index Series
43.V1 5 .00 Quarterly 12/20/2029 3 .12 USD 329,000 22,911 2,956 25,867
153,450 314 153,764
Markit CDX North America
Emerging Markets Index
Series 42.V1 1 .00 % Quarterly 12/20/2029 1 .73 % USD 187,000 $ (5,415) $ (382) $ (5,797)
Markit CDX North America
Emerging Markets Index
Series 42.V1 1 .00 Quarterly 12/20/2029 1 .73 USD 187,000 (5,415) (382) (5,797)
(10,830) (764) (11,594)
$ 142,620 $ (450) $ 142,170
Forward effective interest rate swap contracts outstanding as of December 31, 2024:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 3.00% Semi 3/17/2027 CAD 500,000 $ 150 $ 1,976 $ 2,126
Pay 1D CORRA Semi 3.00% Semi 3/17/2027 CAD 500,000 138 1,988 2,126
Pay 1D CORRA Semi 3.00% Semi 6/16/2027 CAD 6,000,000 17,810 10,385 28,195
Pay 1D CORRA Semi 3.00% Semi 6/16/2027 CAD 6,000,000 17,789 10,405 28,194
Pay 1D CORRA Semi 3.00% Semi 6/20/2035 CAD 100,000 230 (41) 189
Pay 1D CORRA Semi 3.00% Semi 6/20/2035 CAD 100,000 230 (41) 189
Pay 1D SARON Annual 0.00% Annual 3/17/2027 CHF 7,300,000 (15,061) 16,490 1,429
Pay 1D SARON Annual 0.00% Annual 3/17/2027 CHF 7,300,000 (15,061) 16,490 1,429

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SARON Annual 0.00% Annual 6/16/2027 CHF 5,400,000 $ (3,576) $ 4,268 $ 692
Pay 1D SARON Annual 0.00% Annual 6/16/2027 CHF 5,300,000 (3,484) 4,164 680
Pay 1D SARON Annual 0.50% Annual 3/20/2030 CHF 200,000 1,528 2,149 3,677
Pay 1D SARON Annual 0.50% Annual 3/20/2030 CHF 200,000 1,326 2,351 3,677
Pay 1D SARON Annual 0.50% Annual 3/21/2035 CHF 100,000 (250) 1,530 1,280
Pay 1D SARON Annual 0.50% Annual 3/21/2035 CHF 100,000 (1,275) 2,556 1,281
Pay 1D SARON Annual 0.50% Annual 6/20/2035 CHF 300,000 7,530 (4,209) 3,321
Pay 1D SARON Annual 0.50% Annual 6/20/2035 CHF 400,000 8,319 (3,890) 4,429
Pay 1D THOR Qtrly 2.00% Qtrly 3/19/2027 THB 13,000,000 905 109 1,014
Pay 1D THOR Qtrly 2.00% Qtrly 3/19/2027 THB 13,000,000 905 109 1,014
Pay 1D THOR Qtrly 2.00% Qtrly 6/21/2027 THB 14,000,000 1,881 (533) 1,348
Pay 1D THOR Qtrly 2.00% Qtrly 6/21/2027 THB 14,000,000 1,881 (533) 1,348
Pay 1D TONAR Annual 1.00% Annual 3/21/2030 JPY 452,500,000 26,331 656 26,987
Pay 1D TONAR Annual 1.00% Annual 3/21/2030 JPY 452,500,000 26,331 656 26,987
Pay 1D TONAR Annual 1.00% Annual 6/19/2030 JPY 180,200,000 7,019 2,087 9,106
Pay 1D TONAR Annual 1.00% Annual 6/19/2030 JPY 180,200,000 7,019 2,087 9,106
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/19/2027 CNY 4,500,000 (725) 2,664 1,939
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/19/2027 CNY 4,500,000 (725) 2,664 1,939
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/21/2027 CNY 5,500,000 1,719 974 2,693
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/21/2027 CNY 5,500,000 1,719 974 2,693
Pay 3M BBR Qtrly 3.50% Semi 6/16/2027 NZD 8,000,000 1,435 20,512 21,947
Pay 3M BBR Qtrly 3.50% Semi 6/16/2027 NZD 8,100,000 1,925 20,296 22,221
Pay 3M BBR Qtrly 4.00% Semi 6/13/2035 NZD 300,000 (180) 766 586
Pay 3M BBR Qtrly 4.00% Semi 6/13/2035 NZD 400,000 (203) 985 782
Pay 6M BBR Semi 4.50% Semi 3/08/2035 AUD 400,000 (681) 3,913 3,232
Pay 6M BBR Semi 4.50% Semi 3/08/2035 AUD 400,000 (681) 3,913 3,232
Pay 6M BBR Semi 4.50% Semi 6/07/2035 AUD 400,000 2,620 370 2,990
Pay 6M BBR Semi 4.50% Semi 6/07/2035 AUD 400,000 3,647 (656) 2,991
Receive 1D CLICP Semi 5.00% Semi 3/19/2027 CLP 119,800,000 (242) 297 55
Receive 1D CLICP Semi 5.00% Semi 3/19/2027 CLP 119,800,000 (242) 297 55
Receive 1D IBR Qtrly 7.50% Qtrly 3/19/2027 COP 1,700,000 1 5 6
Receive 1D IBR Qtrly 7.50% Qtrly 3/19/2027 COP 1,700,000 1 5 6
Receive 1D SOFR Annual 4.00% Annual 3/17/2027 USD 10,100,000 (8,812) 17,111 8,299
Receive 1D SOFR Annual 4.00% Annual 3/17/2027 USD 10,100,000 (8,841) 17,140 8,299
Receive 1D SOFR Annual 4.00% Annual 6/16/2027 USD 5,900,000 202 1,283 1,485
Receive 1D SOFR Annual 4.00% Annual 6/16/2027 USD 5,900,000 40 1,493 1,533
Receive 1D SOFR Annual 4.00% Annual 3/21/2035 USD 1,100,000 11,553 (5,639) 5,914
Receive 1D SOFR Annual 4.00% Annual 3/21/2035 USD 1,200,000 12,603 (6,151) 6,452
Receive 1D SOFR Annual 3.50% Annual 6/20/2035 USD 100,000 3,198 1,329 4,527
Receive 1D SOFR Annual 4.00% Annual 6/20/2035 USD 400,000 2,255 (207) 2,048
Receive 1D SOFR Annual 4.00% Annual 6/20/2035 USD 400,000 1,667 380 2,047
Receive 1D SOFR Annual 3.50% Annual 6/20/2035 USD 200,000 4,555 4,500 9,055
Receive 1D SONIA Annual 4.00% Annual 3/17/2027 GBP 3,200,000 9,079 5,008 14,087
Receive 1D SONIA Annual 4.00% Annual 3/17/2027 GBP 3,200,000 9,446 4,641 14,087
Receive 1D SONIA Annual 4.00% Annual 6/16/2027 GBP 2,000,000 (41) 5,228 5,187
Receive 1D SONIA Annual 4.00% Annual 6/16/2027 GBP 2,100,000 (398) 5,844 5,446
Receive 1D SONIA Annual 4.00% Annual 3/21/2035 GBP 800,000 (2,156) 6,978 4,822
Receive 1D SONIA Annual 4.00% Annual 3/21/2035 GBP 800,000 (4,120) 8,943 4,823
Receive 1D SONIA Annual 4.00% Annual 6/20/2035 GBP 100,000 744 (221) 523
Receive 1D SONIA Annual 4.00% Annual 6/20/2035 GBP 100,000 1,113 (590) 523
Receive 1D SORA Semi 2.50% Semi 6/16/2027 SGD 100,000 235 (200) 35
Receive 1D SORA Semi 2.50% Semi 6/16/2027 SGD 100,000 254 (219) 35
Receive 1D TIIEOIS Monthly 8.50% Monthly 3/17/2027 MXN 500,000 21 209 230

Consolidated Schedule of Investments
December 31, 2024
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D TIIEOIS Monthly 8.50% Monthly 3/17/2027 MXN 500,000 $ 21 $ 209 $ 230
Receive 1D TIIEOIS Monthly 8.50% Monthly 3/13/2030 MXN 100,000 65 59 124
Receive 1D TIIEOIS Monthly 8.50% Monthly 3/13/2030 MXN 100,000 65 59 124
Receive 1D TONAR Annual 1.00% Annual 3/22/2035 JPY 195,000,000 (2,396) 11,251 8,855
Receive 1D TONAR Annual 1.00% Annual 3/22/2035 JPY 195,000,000 (2,386) 11,242 8,856
Receive 1D TONAR Annual 1.00% Annual 6/20/2035 JPY 34,600,000 2,893 (649) 2,244
Receive 1D TONAR Annual 1.00% Annual 6/20/2035 JPY 34,600,000 2,893 (649) 2,244
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 6/16/2027 KRW 50,000,000 78 (19) 59
Receive 3M CD_KSDA Qtrly 2.50% Qtrly 6/16/2027 KRW 50,000,000 78 (19) 59
Receive 3M HIBOR Qtrly 3.50% Qtrly 3/17/2027 HKD 700,000 5 362 367
Receive 3M HIBOR Qtrly 3.50% Qtrly 3/17/2027 HKD 800,000 2 418 420
Receive 3M HIBOR Qtrly 3.50% Qtrly 6/16/2027 HKD 500,000 188 11 199
Receive 3M HIBOR Qtrly 3.50% Qtrly 6/16/2027 HKD 500,000 188 11 199
Receive 3M HIBOR Qtrly 3.50% Qtrly 6/19/2030 HKD 400,000 489 (243) 246
Receive 3M HIBOR Qtrly 3.50% Qtrly 6/19/2030 HKD 300,000 339 (154) 185
Receive 3M STIBOR Qtrly 2.00% Annual 6/19/2030 SEK 11,100,000 (442) 25,242 24,800
Receive 3M STIBOR Qtrly 2.00% Annual 6/19/2030 SEK 11,100,000 (442) 25,242 24,800
Receive 3M STIBOR Qtrly 2.50% Annual 3/21/2035 SEK 1,000,000 (446) 2,185 1,739
Receive 3M STIBOR Qtrly 2.50% Annual 3/21/2035 SEK 1,000,000 (446) 2,185 1,739
Receive 3M STIBOR Qtrly 2.50% Annual 6/20/2035 SEK 400,000 264 481 745
Receive 3M STIBOR Qtrly 2.50% Annual 6/20/2035 SEK 400,000 264 481 745
Receive 3M TELBOR Qtrly 4.00% Annual 6/16/2027 ILS 100,000 69 (27) 42
Receive 3M TELBOR Qtrly 4.00% Annual 6/19/2030 ILS 100,000 179 – 179
Receive 3M TELBOR Qtrly 4.00% Annual 6/19/2030 ILS 100,000 253 (115) 138
Receive 6M BBR Semi 4.00% Semi 3/07/2030 AUD 700,000 1,230 (696) 534
Receive 6M BBR Semi 4.00% Semi 3/07/2030 AUD 700,000 785 (250) 535
Receive 6M BBR Semi 4.00% Semi 6/13/2030 AUD 300,000 476 (248) 228
Receive 6M BBR Semi 4.00% Semi 6/13/2030 AUD 300,000 774 (547) 227
Receive 6M BUBOR Semi 6.00% Annual 3/17/2027 HUF 10,100,000 90 144 234
Receive 6M BUBOR Semi 6.00% Annual 3/17/2027 HUF 10,100,000 90 144 234
Receive 6M BUBOR Semi 6.00% Annual 6/16/2027 HUF 20,000,000 168 269 437
Receive 6M BUBOR Semi 6.00% Annual 6/16/2027 HUF 20,000,000 168 269 437
Receive 6M BUBOR Semi 6.00% Annual 3/20/2030 HUF 10,300,000 24 641 665
Receive 6M BUBOR Semi 6.00% Annual 3/20/2030 HUF 10,300,000 24 641 665
Receive 6M BUBOR Semi 6.00% Annual 6/19/2030 HUF 5,100,000 352 (22) 330
Receive 6M BUBOR Semi 6.00% Annual 6/19/2030 HUF 5,100,000 352 (22) 330
Receive 6M EURIBOR Semi 2.00% Annual 6/19/2030 EUR 3,800,000 (3,255) 43,409 40,154
Receive 6M EURIBOR Semi 2.00% Annual 6/19/2030 EUR 3,700,000 (3,308) 42,406 39,098
Receive 6M EURIBOR Semi 2.00% Annual 3/17/2055 EUR 200,000 1,795 4,727 6,522
Receive 6M EURIBOR Semi 2.00% Annual 3/17/2055 EUR 200,000 1,635 4,887 6,522
Receive 6M EURIBOR Semi 2.00% Annual 6/16/2055 EUR 300,000 (1,671) 10,922 9,251
Receive 6M EURIBOR Semi 2.00% Annual 6/16/2055 EUR 200,000 (5,327) 11,494 6,167
Receive 6M NIBOR Semi 4.00% Annual 3/17/2027 NOK 31,600,000 7,719 4,995 12,714
Receive 6M NIBOR Semi 4.00% Annual 3/17/2027 NOK 31,600,000 7,719 4,995 12,714
Receive 6M NIBOR Semi 4.00% Annual 6/16/2027 NOK 2,400,000 767 (220) 547
Receive 6M NIBOR Semi 4.00% Annual 6/16/2027 NOK 2,400,000 767 (220) 547
Receive 6M NIBOR Semi 3.50% Annual 3/20/2030 NOK 1,000,000 674 1,559 2,233
Receive 6M NIBOR Semi 3.50% Annual 3/20/2030 NOK 1,000,000 674 1,559 2,233
Receive 6M NIBOR Semi 3.50% Annual 6/19/2030 NOK 1,500,000 277 2,771 3,048
Receive 6M NIBOR Semi 3.50% Annual 6/19/2030 NOK 1,500,000 277 2,771 3,048
Receive 6M NIBOR Semi 3.50% Annual 6/20/2035 NOK 500,000 1,878 (100) 1,778
Receive 6M NIBOR Semi 3.50% Annual 6/20/2035 NOK 500,000 1,878 (100) 1,778
Receive 6M PRIBOR Semi 3.50% Annual 3/17/2027 CZK 8,000,000 (577) 1,229 652
Receive 6M PRIBOR Semi 3.50% Annual 3/17/2027 CZK 8,000,000 (577) 1,229 652
Receive 6M PRIBOR Semi 3.50% Annual 6/16/2027 CZK 2,000,000 (173) 288 115
Receive 6M PRIBOR Semi 3.50% Annual 6/16/2027 CZK 2,000,000 (173) 288 115
Receive 6M PRIBOR Semi 3.50% Annual 3/20/2030 CZK 3,000,000 189 692 881

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M PRIBOR Semi 3.50% Annual 3/20/2030 CZK 3,000,000 $ 189 $ 692 $ 881
Receive 6M PRIBOR Semi 3.50% Annual 6/19/2030 CZK 1,000,000 188 110 298
Receive 6M PRIBOR Semi 3.50% Annual 6/19/2030 CZK 1,000,000 188 110 298
148,661 414,427 563,088
Pay 1D MIBOR Semi 6.00% Semi 6/21/2027 INR 5,000,000 99 (259) (160)
Pay 1D MIBOR Semi 6.00% Semi 6/21/2027 INR 5,000,000 99 (259) (160)
Pay 1D SOFR Annual 3.50% Annual 3/20/2030 USD 3,500,000 (51,785) (30,693) (82,478)
Pay 1D SOFR Annual 3.50% Annual 3/20/2030 USD 3,500,000 (51,571) (30,907) (82,478)
Pay 1D SOFR Annual 4.00% Annual 6/20/2030 USD 2,700,000 (4,974) 2,890 (2,084)
Pay 1D SOFR Annual 4.00% Annual 6/20/2030 USD 2,800,000 (5,444) 3,283 (2,161)
Pay 1D SONIA Annual 4.00% Annual 3/20/2030 GBP 1,300,000 4,383 (5,302) (919)
Pay 1D SONIA Annual 4.00% Annual 3/20/2030 GBP 1,300,000 4,235 (5,153) (918)
Pay 1D SONIA Annual 4.00% Annual 3/17/2055 GBP 200,000 (396) (8,631) (9,027)
Pay 1D SONIA Annual 4.00% Annual 3/17/2055 GBP 200,000 (3,593) (5,435) (9,028)
Pay 1D SONIA Annual 4.00% Annual 6/16/2055 GBP 200,000 (3,963) (4,687) (8,650)
Pay 1D SONIA Annual 4.00% Annual 6/16/2055 GBP 200,000 (3,963) (4,687) (8,650)
Pay 1D SORA Semi 2.50% Semi 6/19/2030 SGD 100,000 78 (577) (499)
Pay 1D TONAR Annual 1.50% Annual 3/15/2045 JPY 70,000,000 (5,508) (6,646) (12,154)
Pay 1D TONAR Annual 1.50% Annual 3/15/2045 JPY 70,000,000 (5,473) (6,681) (12,154)
Pay 1D TONAR Annual 1.50% Annual 6/21/2045 JPY 30,400,000 (5,523) (665) (6,188)
Pay 1D TONAR Annual 1.50% Annual 6/21/2045 JPY 30,400,000 (5,523) (665) (6,188)
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 3/20/2030 KRW 307,800,000 90 (1,979) (1,889)
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 3/20/2030 KRW 307,800,000 90 (1,979) (1,889)
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 6/20/2030 KRW 50,000,000 109 (389) (280)
Pay 3M CD_KSDA Qtrly 2.50% Qtrly 6/20/2030 KRW 50,000,000 109 (389) (280)
Pay 3M JIBAR Qtrly 7.00% Qtrly 3/17/2027 ZAR 4,000,000 (441) (846) (1,287)
Pay 3M JIBAR Qtrly 7.00% Qtrly 3/17/2027 ZAR 4,000,000 (441) (846) (1,287)
Pay 3M JIBAR Qtrly 7.00% Qtrly 6/17/2027 ZAR 3,100,000 (361) (603) (964)
Pay 3M JIBAR Qtrly 7.00% Qtrly 6/17/2027 ZAR 3,100,000 (361) (603) (964)
Pay 3M JIBAR Qtrly 7.50% Qtrly 3/20/2030 ZAR 2,000,000 (1,106) (209) (1,315)
Pay 3M JIBAR Qtrly 7.50% Qtrly 3/20/2030 ZAR 2,000,000 (1,106) (209) (1,315)
Pay 3M JIBAR Qtrly 7.50% Qtrly 6/19/2030 ZAR 1,000,000 (591) (231) (822)
Pay 3M JIBAR Qtrly 7.50% Qtrly 6/19/2030 ZAR 1,000,000 (591) (231) (822)
Pay 3M STIBOR Qtrly 2.00% Annual 3/17/2027 SEK 6,000,000 (651) (3,056) (3,707)
Pay 3M STIBOR Qtrly 2.00% Annual 3/17/2027 SEK 6,000,000 (651) (3,056) (3,707)
Pay 3M STIBOR Qtrly 2.00% Annual 6/16/2027 SEK 20,400,000 2,566 (15,442) (12,876)
Pay 3M STIBOR Qtrly 2.00% Annual 6/16/2027 SEK 20,400,000 2,566 (15,442) (12,876)
Pay 6M EURIBOR Semi 2.00% Annual 3/17/2027 EUR 600,000 (2,068) 800 (1,268)
Pay 6M EURIBOR Semi 2.00% Annual 3/17/2027 EUR 500,000 (1,879) 822 (1,057)
Pay 6M EURIBOR Semi 2.00% Annual 6/16/2027 EUR 8,200,000 16,741 (29,744) (13,003)
Pay 6M EURIBOR Semi 2.00% Annual 6/16/2027 EUR 8,200,000 16,707 (29,709) (13,002)
Pay 6M EURIBOR Semi 2.00% Annual 3/20/2030 EUR 300,000 (2,615) (580) (3,195)
Pay 6M EURIBOR Semi 2.00% Annual 3/20/2030 EUR 300,000 (3,774) 580 (3,194)
Pay 6M EURIBOR Semi 2.00% Annual 3/21/2035 EUR 600,000 (7,931) (11,489) (19,420)
Pay 6M EURIBOR Semi 2.00% Annual 3/21/2035 EUR 600,000 (9,552) (9,868) (19,420)
Pay 6M EURIBOR Semi 2.00% Annual 6/20/2035 EUR 1,200,000 (14,318) (24,808) (39,126)
Pay 6M EURIBOR Semi 2.00% Annual 6/20/2035 EUR 1,200,000 (14,093) (25,033) (39,126)
Pay 6M NIBOR Semi 3.50% Annual 3/21/2035 NOK 2,600,000 (2,413) (7,372) (9,785)
Pay 6M NIBOR Semi 3.50% Annual 3/21/2035 NOK 2,600,000 (2,413) (7,372) (9,785)
Pay 6M WIBOR Semi 4.50% Annual 6/19/2030 PLN 300,000 (597) (686) (1,283)
Pay 6M WIBOR Semi 4.50% Annual 6/19/2030 PLN 200,000 (166) (689) (855)
Receive 1D CORRA Semi 3.00% Semi 3/20/2030 CAD 100,000 (173) (789) (962)
Receive 1D CORRA Semi 3.00% Semi 3/20/2030 CAD 100,000 (355) (607) (962)
Receive 1D CORRA Semi 3.00% Semi 6/19/2030 CAD 2,200,000 (17,813) (3,172) (20,985)
Receive 1D CORRA Semi 3.00% Semi 6/19/2030 CAD 2,200,000 (17,813) (3,172) (20,985)
Receive 1D CORRA Semi 3.00% Semi 3/21/2035 CAD 100,000 (88) (175) (263)
Receive 1D CORRA Semi 3.00% Semi 3/21/2035 CAD 100,000 388 (651) (263)

Consolidated Schedule of Investments
December 31, 2024
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D SARON Annual 0.50% Annual 6/19/2030 CHF 1,200,000 $ (25,224) $ 4,222 $ (21,002)
Receive 1D SARON Annual 0.50% Annual 6/19/2030 CHF 1,200,000 (25,224) 4,222 (21,002)
Receive 1D SOFR Annual 4.00% Annual 6/16/2055 USD 100,000 (1,484) (11) (1,495)
Receive 1D SOFR Annual 4.00% Annual 6/16/2055 USD 100,000 (1,484) (11) (1,495)
Receive 1D SONIA Annual 4.00% Annual 6/19/2030 GBP 300,000 (1,105) 741 (364)
Receive 1D SONIA Annual 4.00% Annual 6/19/2030 GBP 200,000 (1,169) 926 (243)
Receive 1D TONAR Annual 1.00% Annual 3/17/2027 JPY 4,207,800,000 (170,353) 6,506 (163,847)
Receive 1D TONAR Annual 1.00% Annual 3/17/2027 JPY 4,207,800,000 (170,353) 6,506 (163,847)
Receive 1D TONAR Annual 1.00% Annual 6/16/2027 JPY 1,418,500,000 (42,914) (3,816) (46,730)
Receive 1D TONAR Annual 1.00% Annual 6/16/2027 JPY 1,418,500,000 (42,915) (3,816) (46,731)
Receive 3M BBR Qtrly 4.00% Qtrly 3/11/2027 AUD 1,400,000 (624) (3,197) (3,821)
Receive 3M BBR Qtrly 4.00% Qtrly 3/11/2027 AUD 1,400,000 (627) (3,194) (3,821)
Receive 3M BBR Qtrly 4.00% Qtrly 6/10/2027 AUD 800,000 (2,560) (121) (2,681)
Receive 3M BBR Qtrly 4.00% Qtrly 6/10/2027 AUD 900,000 (2,765) (251) (3,016)
Receive 3M BBR Qtrly 4.00% Semi 6/12/2030 NZD 500,000 (4,170) (1,797) (5,967)
Receive 3M BBR Qtrly 4.00% Semi 6/12/2030 NZD 400,000 (3,336) (1,437) (4,773)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 3/19/2027 TWD 25,300,000 (3,711) 923 (2,788)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 3/19/2027 TWD 25,300,000 (3,711) 923 (2,788)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/21/2027 TWD 6,000,000 (906) 313 (593)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/21/2027 TWD 6,000,000 (906) 313 (593)
Receive 6M BUBOR Semi 6.50% Annual 6/16/2027 HUF 15,000,000 46 (52) (6)
Receive 6M BUBOR Semi 6.50% Annual 6/16/2027 HUF 15,000,000 46 (52) (6)
Receive 6M WIBOR Semi 5.00% Annual 6/16/2027 PLN 100,000 (34) 5 (29)
(709,300) (296,453) (1,005,753)
$ (560,639) $ 117,974 $ (442,665)
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at December 31, 2024 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 3.32%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.92%
1 Day Colombia Overnight Interbank Rate (“IBR”): 8.96%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 10.20%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 7.15%
1 Day Secured Overnight Financing Rate (“SOFR”): 4.49%
1 Day Singapore Overnight Rate Average (“SORA”): 2.11%
1 Day Sterling Overnight Index Average (“SONIA”): 4.70%
1 Day Swiss Average Rate Overnight (“SARON”): 0.45%
1 Day Thailand Overnight Repo Rate (“THOR”): 2.24%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.22%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 2.20%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.42%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 4.37%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 7.75%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 3.39%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 2.54%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
3 Month Tel Aviv Interbank Offer Rate (“TELBOR”): 4.52%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.49%

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.48%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.57%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.70%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.79%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 5.70%
Total return swap contracts outstanding as of December 31, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
HSCEI January
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 01/27/2025 HKD 7,278,000 $ 2,938
iBovespa Index
February Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 02/12/2025 BRL (8,631,896) 46,312
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 03/13/2025 KRW 1,116,150,000 6,788
Total unrealized appreciation 56,038
Amsterdam
Exchange Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 01/17/2025 EUR 352,216 (5,342)
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination JPMC 03/21/2025 CHF 3,122,550 (35,907)
TAIEX Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 01/15/2025 TWD 4,608,800 (2,078)
Total unrealized depreciation (43,327)
Net unrealized appreciation $ 12,711
Futures contracts outstanding as of December 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 14 1/2025 USD $ 1,044,960 $ 17,518
CBOE Volatility Index 3 1/2025 USD 52,553 416
Hang Seng Index 6 1/2025 HKD 775,894 5,311
HSCEI 18 1/2025 HKD 843,375 4,996
IBEX 35 Index 6 1/2025 EUR 720,119 (176)
IFSC NIFTY 50 Index 6 1/2025 USD 285,234 (2,311)
LME Aluminum Base Metal 1 1/2025 USD 63,503 (4,075)
LME Aluminum Base Metal 1 1/2025 USD 63,110 (3,248)
LME Aluminum Base Metal 1 1/2025 USD 63,256 (3,422)
LME Aluminum Base Metal 1 1/2025 USD 63,412 (216)
LME Aluminum Base Metal 1 1/2025 USD 63,325 (509)
LME Aluminum Base Metal 2 1/2025 USD 126,954 (4,848)
LME Copper Base Metal 1 1/2025 USD 216,317 (33,611)
LME Copper Base Metal 1 1/2025 USD 219,871 (30,823)

Consolidated Schedule of Investments
December 31, 2024
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 1 1/2025 USD $ 216,514 $ (27,539)
LME Copper Base Metal 1 1/2025 USD 216,607 (27,196)
LME Copper Base Metal 1 1/2025 USD 217,344 (21,434)
LME Copper Base Metal 1 1/2025 USD 217,145 (23,483)
LME Lead Base Metal 1 1/2025 USD 48,329 (1,924)
LME Nickel Base Metal 1 1/2025 USD 91,088 (5,026)
LME Nickel Base Metal 1 1/2025 USD 90,744 (15,253)
LME Nickel Base Metal 1 1/2025 USD 90,765 (16,087)
LME Nickel Base Metal 1 1/2025 USD 90,666 (17,980)
LME Zinc Base Metal 1 1/2025 USD 74,011 (1,254)
LME Zinc Base Metal 1 1/2025 USD 73,940 (2,246)
LME Zinc Base Metal 1 1/2025 USD 74,052 (3,940)
MSCI Singapore Index 15 1/2025 SGD 410,189 (749)
Natural Gas 5 1/2025 EUR 170,156 26,323
OMXS30 Index 31 1/2025 SEK 695,716 (19,025)
Rapeseed 3 1/2025 EUR 79,437 (4,016)
RBOB Gasoline 17 1/2025 USD 1,434,569 21,595
SGX FTSE China A50 Index 120 1/2025 USD 1,615,800 (10,548)
SGX FTSE Taiwan Index 18 1/2025 USD 1,378,080 (17,338)
WTI Crude Oil 29 1/2025 USD 2,079,880 71,856
100 oz Gold 6 2/2025 USD 1,584,600 (39,351)
EURO STOXX 50 Volatility Index 1 2/2025 EUR 1,890 3
Lean Hogs 13 2/2025 USD 422,760 (23,184)
Live Cattle 10 2/2025 USD 766,400 9,679
LME Aluminum Base Metal 1 2/2025 USD 63,646 (1,830)
LME Aluminum Base Metal 1 2/2025 USD 63,692 (1,822)
LME Aluminum Base Metal 1 2/2025 USD 63,619 (2,619)
LME Aluminum Base Metal 1 2/2025 USD 63,671 (339)
LME Aluminum Base Metal 1 2/2025 USD 63,666 (2,537)
LME Aluminum Base Metal 1 2/2025 USD 63,612 (1,916)
LME Aluminum Base Metal 1 2/2025 USD 63,663 (1,301)
LME Aluminum Base Metal 1 2/2025 USD 63,627 (1,739)
LME Aluminum Base Metal 2 2/2025 USD 127,341 1,565
LME Aluminum Base Metal 2 2/2025 USD 127,341 (4,213)
LME Aluminum Base Metal 5 2/2025 USD 318,170 (13,600)
LME Copper Base Metal 1 2/2025 USD 218,202 (7,313)
LME Copper Base Metal 1 2/2025 USD 217,978 (6,538)
LME Copper Base Metal 1 2/2025 USD 217,679 (19,865)
LME Copper Base Metal 1 2/2025 USD 217,866 (3,987)
LME Copper Base Metal 2 2/2025 USD 435,154 (46,751)
LME Copper Base Metal 2 2/2025 USD 435,946 (16,034)
LME Lead Base Metal 1 2/2025 USD 48,455 (2,236)
LME Nickel Base Metal 1 2/2025 USD 91,193 (6,069)
LME Nickel Base Metal 1 2/2025 USD 91,221 (7,121)
LME Nickel Base Metal 1 2/2025 USD 91,387 (3,826)
LME Nickel Base Metal 1 2/2025 USD 91,522 (4,270)
LME Nickel Base Metal 2 2/2025 USD 182,808 (10,001)
LME Nickel Base Metal 2 2/2025 USD 182,637 (5,408)
LME Nickel Base Metal 3 2/2025 USD 273,538 (13,480)
LME Zinc Base Metal 1 2/2025 USD 74,277 867
LME Zinc Base Metal 1 2/2025 USD 74,335 (855)
LME Zinc Base Metal 1 2/2025 USD 74,360 470
LME Zinc Base Metal 1 2/2025 USD 74,183 (2,369)
LME Zinc Base Metal 1 2/2025 USD 74,335 32
LME Zinc Base Metal 1 2/2025 USD 74,267 (316)
LME Zinc Base Metal 1 2/2025 USD 74,200 (396)
LME Zinc Base Metal 2 2/2025 USD 148,300 (4,406)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 3 2/2025 USD $ 222,891 $ 4,543
Low Sulphur Gasoil 15 2/2025 USD 1,037,625 17,474
SGX Iron Ore 3 2/2025 USD 30,150 350
Sugar No. 11 11 2/2025 USD 237,283 (27,038)
Australia 10 Year Bond 7 3/2025 AUD 489,236 (1,360)
Canada 10 Year Bond 8 3/2025 CAD 682,653 4,509
Canola 1 3/2025 CAD 8,569 (2)
Cocoa 2 3/2025 USD 233,500 96,288
Cocoa 14 3/2025 GBP 1,602,457 639,449
Coffee 'C' 1 3/2025 USD 119,906 (415)
Corn 60 3/2025 USD 1,375,500 47,937
Crude Oil 2 3/2025 USD 147,080 1,227
Crude Palm Oil 6 3/2025 MYR 149,212 (11,127)
DAX Index 1 3/2025 EUR 519,272 (10,496)
Euro STOXX 50 Index 9 3/2025 EUR 455,039 (7,373)
EURO STOXX 50 Volatility Index 6 3/2025 EUR 11,467 341
Euro-BTP 7 3/2025 EUR 869,389 (12,979)
Fcoj-a 2 3/2025 USD 147,135 869
Feeder Cattle 2 3/2025 USD 262,975 4,151
FTSE/JSE Top 40 Index 18 3/2025 ZAR 728,022 (26,695)
FTSE/MIB Index 12 3/2025 EUR 2,131,779 (28,714)
KOSPI 200 Index 18 3/2025 KRW 974,799 2,018
LME Aluminum Base Metal 1 3/2025 USD 63,866 475
LME Aluminum Base Metal 1 3/2025 USD 63,866 (1,286)
LME Aluminum Base Metal 2 3/2025 USD 127,781 (188)
LME Aluminum Base Metal 3 3/2025 USD 191,330 (3,927)
LME Aluminum Base Metal 4 3/2025 USD 255,192 (7,164)
LME Aluminum Base Metal 24 3/2025 USD 1,532,982 (36,431)
LME Copper Base Metal 1 3/2025 USD 218,843 (5,993)
LME Copper Base Metal 1 3/2025 USD 219,200 (5,053)
LME Copper Base Metal 1 3/2025 USD 218,386 (8,779)
LME Copper Base Metal 1 3/2025 USD 218,743 (8,760)
LME Copper Base Metal 1 3/2025 USD 218,422 (8,851)
LME Copper Base Metal 2 3/2025 USD 437,710 (18,395)
LME Copper Base Metal 2 3/2025 USD 437,860 (10,888)
LME Lead Base Metal 1 3/2025 USD 48,704 (674)
LME Lead Base Metal 1 3/2025 USD 48,537 (3,730)
LME Lead Base Metal 1 3/2025 USD 48,704 (3,918)
LME Lead Base Metal 1 3/2025 USD 48,732 (896)
LME Nickel Base Metal 1 3/2025 USD 91,800 (1,221)
LME Nickel Base Metal 1 3/2025 USD 91,608 (5,186)
LME Nickel Base Metal 1 3/2025 USD 91,968 (135)
LME Nickel Base Metal 1 3/2025 USD 91,591 (4,292)
LME Nickel Base Metal 2 3/2025 USD 183,600 (4,531)
LME Nickel Base Metal 2 3/2025 USD 183,251 (8,265)
LME Nickel Base Metal 2 3/2025 USD 183,513 (9,100)
LME Nickel Base Metal 2 3/2025 USD 183,754 (2,065)
LME Nickel Base Metal 5 3/2025 USD 459,100 (14,718)
LME Zinc Base Metal 1 3/2025 USD 74,463 (803)
LME Zinc Base Metal 1 3/2025 USD 74,435 (3,216)
LME Zinc Base Metal 2 3/2025 USD 148,825 (2,506)
LME Zinc Base Metal 2 3/2025 USD 148,670 (5,638)
LME Zinc Base Metal 2 3/2025 USD 148,970 (4,045)
LME Zinc Base Metal 2 3/2025 USD 148,670 (6,088)
LME Zinc Base Metal 3 3/2025 USD 223,004 (10,724)
LME Zinc Base Metal 15 3/2025 USD 1,117,628 (36,198)
MSCI Emerging Markets Index 27 3/2025 USD 1,449,630 (53,717)

Consolidated Schedule of Investments
December 31, 2024
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Nikkei 225 Index 2 3/2025 JPY $ 507,166 $ 4,984
Palladium 3 3/2025 USD 272,940 (33,317)
S&P 500 E-Mini Index 91 3/2025 USD 27,007,664 (802,795)
S&P/TSX 60 Index 11 3/2025 CAD 2,272,928 (51,965)
SPI 200 Index 4 3/2025 AUD 504,320 (11,517)
TOPIX Index 2 3/2025 JPY 354,190 6,711
Wheat 15 3/2025 USD 413,625 (3,159)
Aluminum 1 4/2025 USD 63,763 (265)
Platinum 7 4/2025 USD 318,675 (6,568)
Rapeseed 5 4/2025 EUR 131,682 (437)
3 Month Euro Euribor 42 6/2025 EUR 10,656,178 1,145
90-Day New Zealand Bill 6 6/2025 NZD 3,329,172 1,307
3 Month CORRA 46 9/2025 CAD 7,783,071 10,224
3 Month Euro Euribor 37 9/2025 EUR 9,396,687 201
3 Month SARON 21 9/2025 CHF 5,790,012 10,456
90-Day New Zealand Bill 2 9/2025 NZD 1,110,158 479
3 Month CORRA 32 12/2025 CAD 5,417,371 8,660
3 Month Euro Euribor 36 12/2025 EUR 9,145,520 (68)
3 Month SARON 14 12/2025 CHF 3,861,358 10,382
90-Day Australian Bank Bill 7 12/2025 AUD 4,293,899 598
90-Day New Zealand Bill 1 12/2025 NZD 555,079 188
ECX Emission 1 12/2025 EUR 75,617 2,710
3 Month CORRA 19 3/2026 CAD 3,217,555 920
3 Month Euro Euribor 19 3/2026 EUR 4,825,818 1,585
3 Month SARON 14 3/2026 CHF 3,860,779 8,568
3 Month SARON 6 6/2026 CHF 1,653,711 1,351
3 Month SOFR 1 6/2027 USD 240,063 137
3 Month SONIA 1 6/2027 GBP 300,706 156
Total of long contracts (836,616)
Short Contracts
EURO STOXX 50 Volatility Index (15) 1/2025 EUR (26,725) (213)
LME Aluminum Base Metal (1) 1/2025 USD (63,503) 4,182
LME Aluminum Base Metal (1) 1/2025 USD (63,110) 3,212
LME Aluminum Base Metal (1) 1/2025 USD (63,325) 465
LME Aluminum Base Metal (1) 1/2025 USD (63,256) 3,237
LME Aluminum Base Metal (1) 1/2025 USD (63,412) 272
LME Aluminum Base Metal (2) 1/2025 USD (126,954) 4,866
LME Copper Base Metal (1) 1/2025 USD (217,344) 21,440
LME Copper Base Metal (1) 1/2025 USD (217,145) 23,027
LME Copper Base Metal (1) 1/2025 USD (219,871) 30,696
LME Copper Base Metal (1) 1/2025 USD (216,607) 27,078
LME Copper Base Metal (1) 1/2025 USD (216,514) 27,417
LME Copper Base Metal (1) 1/2025 USD (216,317) 33,908
LME Lead Base Metal (1) 1/2025 USD (48,329) 1,873
LME Nickel Base Metal (1) 1/2025 USD (90,744) 14,929
LME Nickel Base Metal (1) 1/2025 USD (90,765) 15,733
LME Nickel Base Metal (1) 1/2025 USD (91,088) 4,734
LME Nickel Base Metal (1) 1/2025 USD (90,666) 19,012
LME Zinc Base Metal (1) 1/2025 USD (74,052) 3,896
LME Zinc Base Metal (1) 1/2025 USD (73,940) 2,072
LME Zinc Base Metal (1) 1/2025 USD (74,011) 1,225
Natural Gas (21) 1/2025 USD (762,930) (109,293)
NY Harbor ULSD (2) 1/2025 USD (194,578) (467)
CBOE Volatility Index (2) 2/2025 USD (35,742) (316)
LME Aluminum Base Metal (1) 2/2025 USD (63,627) 2,372
LME Aluminum Base Metal (1) 2/2025 USD (63,612) 1,268
LME Aluminum Base Metal (1) 2/2025 USD (63,646) 1,741

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (1) 2/2025 USD $ (63,619) $ 2,497
LME Aluminum Base Metal (1) 2/2025 USD (63,663) 1,357
LME Aluminum Base Metal (1) 2/2025 USD (63,671) 402
LME Aluminum Base Metal (1) 2/2025 USD (63,666) 2,605
LME Aluminum Base Metal (1) 2/2025 USD (63,692) 1,631
LME Aluminum Base Metal (2) 2/2025 USD (127,341) (2,346)
LME Aluminum Base Metal (2) 2/2025 USD (127,341) 3,804
LME Aluminum Base Metal (5) 2/2025 USD (318,170) 11,691
LME Copper Base Metal (1) 2/2025 USD (218,202) 6,996
LME Copper Base Metal (1) 2/2025 USD (217,679) 19,243
LME Copper Base Metal (1) 2/2025 USD (217,866) 5,475
LME Copper Base Metal (1) 2/2025 USD (217,978) 6,594
LME Copper Base Metal (2) 2/2025 USD (435,946) 17,112
LME Copper Base Metal (2) 2/2025 USD (435,154) 47,820
LME Lead Base Metal (1) 2/2025 USD (48,455) 2,117
LME Nickel Base Metal (1) 2/2025 USD (91,193) 6,192
LME Nickel Base Metal (1) 2/2025 USD (91,221) 7,539
LME Nickel Base Metal (1) 2/2025 USD (91,522) 4,385
LME Nickel Base Metal (1) 2/2025 USD (91,387) 3,908
LME Nickel Base Metal (2) 2/2025 USD (182,808) 9,647
LME Nickel Base Metal (2) 2/2025 USD (182,637) 5,369
LME Nickel Base Metal (3) 2/2025 USD (273,538) 14,238
LME Zinc Base Metal (1) 2/2025 USD (74,200) 798
LME Zinc Base Metal (1) 2/2025 USD (74,335) 90
LME Zinc Base Metal (1) 2/2025 USD (74,277) (1,079)
LME Zinc Base Metal (1) 2/2025 USD (74,360) (612)
LME Zinc Base Metal (1) 2/2025 USD (74,335) 653
LME Zinc Base Metal (1) 2/2025 USD (74,183) 1,485
LME Zinc Base Metal (1) 2/2025 USD (74,267) 856
LME Zinc Base Metal (2) 2/2025 USD (148,300) 4,542
LME Zinc Base Metal (3) 2/2025 USD (222,891) (6,224)
White Sugar (3) 2/2025 USD (76,050) 348
Australia 3 Year Bond (32) 3/2025 AUD (2,102,514) 6,677
CBOE Volatility Index (2) 3/2025 USD (36,319) (33)
Copper (1) 3/2025 USD (100,663) 214
Cotton No. 2 (14) 3/2025 USD (478,800) 12,929
DJIA CBOT E-Mini Index (6) 3/2025 USD (1,286,190) 27,068
Euro-Bobl (1) 3/2025 EUR (122,023) (117)
Euro-Bund (3) 3/2025 EUR (414,143) (523)
Euro-OAT (2) 3/2025 EUR (255,523) 6,097
Euro-Schatz (79) 3/2025 EUR (8,753,176) 18,146
FTSE 100 Index (24) 3/2025 GBP (2,457,880) 27,423
Japan 10 Year Bond (5) 3/2025 JPY (4,516,508) 6,842
KC HRW Wheat (14) 3/2025 USD (391,475) 1,671
LME Aluminum Base Metal (1) 3/2025 USD (63,866) (418)
LME Aluminum Base Metal (1) 3/2025 USD (63,866) 1,126
LME Aluminum Base Metal (2) 3/2025 USD (127,781) 364
LME Aluminum Base Metal (3) 3/2025 USD (191,330) 4,187
LME Aluminum Base Metal (4) 3/2025 USD (255,192) 6,597
LME Copper Base Metal (1) 3/2025 USD (219,200) 5,147
LME Copper Base Metal (1) 3/2025 USD (218,843) 6,680
LME Copper Base Metal (1) 3/2025 USD (218,743) 8,280
LME Copper Base Metal (1) 3/2025 USD (218,386) 8,361
LME Copper Base Metal (1) 3/2025 USD (218,422) 8,851
LME Copper Base Metal (2) 3/2025 USD (437,860) 9,934
LME Copper Base Metal (6) 3/2025 USD (1,313,130) 49,780
LME Lead Base Metal (1) 3/2025 USD (48,704) 654

Consolidated Schedule of Investments
December 31, 2024
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (1) 3/2025 USD $ (48,537) $ 3,910
LME Lead Base Metal (1) 3/2025 USD (48,732) 890
LME Lead Base Metal (3) 3/2025 USD (146,111) 4,997
LME Nickel Base Metal (1) 3/2025 USD (91,608) 5,307
LME Nickel Base Metal (1) 3/2025 USD (91,591) 4,844
LME Nickel Base Metal (1) 3/2025 USD (91,968) 90
LME Nickel Base Metal (1) 3/2025 USD (91,800) 1,048
LME Nickel Base Metal (2) 3/2025 USD (183,754) 1,831
LME Nickel Base Metal (2) 3/2025 USD (183,600) 4,345
LME Nickel Base Metal (2) 3/2025 USD (183,513) 9,262
LME Nickel Base Metal (2) 3/2025 USD (183,251) 8,519
LME Nickel Base Metal (11) 3/2025 USD (1,010,020) 38,583
LME Zinc Base Metal (1) 3/2025 USD (74,463) 625
LME Zinc Base Metal (1) 3/2025 USD (74,435) 3,019
LME Zinc Base Metal (1) 3/2025 USD (74,509) 764
LME Zinc Base Metal (2) 3/2025 USD (148,670) 5,725
LME Zinc Base Metal (2) 3/2025 USD (148,825) 2,345
LME Zinc Base Metal (2) 3/2025 USD (148,970) 3,550
LME Zinc Base Metal (2) 3/2025 USD (148,670) 5,325
LME Zinc Base Metal (3) 3/2025 USD (223,004) 10,013
Long Gilt (13) 3/2025 GBP (1,504,108) 20,824
MSCI EAFE Index (7) 3/2025 USD (793,625) 21,149
Red Wheat (3) 3/2025 USD (89,363) (418)
Robusta Coffee (1) 3/2025 USD (48,750) 919
Russell 2000 E-Mini Index (11) 3/2025 USD (1,237,390) 52,893
S&P Midcap 400 E-Mini Index (4) 3/2025 USD (1,258,680) 51,579
Silver (2) 3/2025 USD (292,420) 4,021
Soybean (5) 3/2025 USD (252,625) (2,505)
Soybean Meal (13) 3/2025 USD (411,970) (26,360)
Soybean Oil (11) 3/2025 USD (266,376) 10,272
U.S. Treasury 10 Year Note (25) 3/2025 USD (2,718,750) 17,084
U.S. Treasury 2 Year Note (54) 3/2025 USD (11,103,327) (5,641)
U.S. Treasury 5 Year Note (51) 3/2025 USD (5,422,336) 3,654
U.S. Treasury Long Bond (25) 3/2025 USD (2,842,969) 42,196
U.S. Treasury Ultra Bond (12) 3/2025 USD (1,423,125) 41,465
CBOE Volatility Index (2) 4/2025 USD (36,600) (746)
CBOE Volatility Index (1) 5/2025 USD (18,508) 310
90-Day Australian Bank Bill (2) 6/2025 AUD (1,226,199) (212)
3 Month SOFR (17) 9/2025 USD (4,078,088) (1,155)
3 Month SONIA (14) 9/2025 GBP (4,192,801) 4,897
90-Day Australian Bank Bill (15) 9/2025 AUD (9,199,414) (3,378)
3 Month SOFR (25) 12/2025 USD (6,001,563) 1,950
3 Month SONIA (8) 12/2025 GBP (2,399,016) 3,650
UK Allowances Carbon Dioxide Emissions (3) 12/2025 GBP (135,130) (6,626)
3 Month SOFR (26) 3/2026 USD (6,243,250) 5,791
3 Month SONIA (14) 3/2026 GBP (4,202,660) 6,397
90-Day Australian Bank Bill (11) 3/2026 AUD (6,747,721) 98
3 Month CORRA (5) 6/2026 CAD (846,856) (826)
3 Month Euro Euribor (2) 6/2026 EUR (507,722) (186)
3 Month SOFR (6) 6/2026 USD (1,440,975) 1,200
3 Month SONIA (6) 6/2026 GBP (1,802,079) 468
3 Month Euro Euribor (2) 9/2026 EUR (507,463) (199)
3 Month SOFR (4) 9/2026 USD (960,600) 1,494
3 Month SONIA (3) 9/2026 GBP (901,415) 44
3 Month Euro Euribor (1) 12/2026 EUR (253,628) (111)
3 Month SOFR (4) 12/2026 USD (960,550) 1,662
3 Month SONIA (3) 12/2026 GBP (901,650) 269

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month Euro Euribor (10) 3/2027 EUR $ (2,535,113) $ (1,074)
3 Month SOFR (5) 3/2027 USD (1,200,500) 4,550
3 Month SONIA (3) 3/2027 GBP (901,931) 635
Total of short contracts 898,462
Net unrealized appreciation $ 61,846
Forward foreign currency exchange contracts outstanding as of December 31, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
COP 487,500,000 USD 109,082 CITI
**
3/19/2025 $ 448
COP 487,500,000 USD 109,082 JPMC
**
3/19/2025 449
ILS 2,248,250 USD 615,747 CITI 3/19/2025 3,878
ILS 2,248,250 USD 615,744 JPMC 3/19/2025 3,881
JPY 115,000,000 USD 735,063 CITI 3/19/2025 2,243
JPY 115,000,000 USD 735,059 JPMC 3/19/2025 2,246
PHP 5,000,000 USD 84,944 CITI
**
3/19/2025 600
PHP 5,000,000 USD 84,943 JPMC
**
3/19/2025 600
THB 10,383,332 USD 301,229 CITI 3/19/2025 4,827
THB 10,383,332 USD 301,228 JPMC 3/19/2025 4,829
USD 5,464,027 AUD 8,618,000 CITI 3/19/2025 129,329
USD 5,464,054 AUD 8,618,000 JPMC 3/19/2025 129,357
USD 142,544 BRL 844,500 CITI
**
3/19/2025 7,628
USD 142,545 BRL 844,500 JPMC
**
3/19/2025 7,629
USD 3,195,972 CAD 4,509,563 CITI 3/19/2025 50,012
USD 3,195,987 CAD 4,509,561 JPMC 3/19/2025 50,027
USD 573,696 CHF 510,000 CITI 3/19/2025 6,993
USD 573,698 CHF 510,000 JPMC 3/19/2025 6,996
USD 204,924 CLP 200,000,000 CITI
**
3/19/2025 4,005
USD 204,925 CLP 200,000,000 JPMC
**
3/19/2025 4,006
USD 3,881,629 CNY 28,088,500 CITI
**
3/19/2025 46,835
USD 3,881,649 CNY 28,088,500 JPMC
**
3/19/2025 46,855
USD 8,925,529 EUR 8,474,000 CITI 3/19/2025 118,747
USD 8,925,574 EUR 8,474,000 JPMC 3/19/2025 118,791
USD 74,139 GBP 59,000 CITI 3/19/2025 319
USD 74,140 GBP 59,000 JPMC 3/19/2025 320
USD 280,311 HUF 110,000,000 CITI 3/19/2025 4,437
USD 280,312 HUF 110,000,000 JPMC 3/19/2025 4,438
USD 342,317 IDR 5,500,000,000 CITI
**
3/19/2025 4,655
USD 342,318 IDR 5,500,000,000 JPMC
**
3/19/2025 4,657
USD 1,926,415 INR 165,025,000 CITI
**
3/19/2025 12,966
USD 1,926,425 INR 165,025,000 JPMC
**
3/19/2025 12,977
USD 1,085,129 JPY 165,086,250 CITI 3/19/2025 26,703
USD 1,085,135 JPY 165,086,250 JPMC 3/19/2025 26,709
USD 2,119,946 KRW 3,000,000,000 CITI
**
3/19/2025 83,630
USD 2,119,957 KRW 3,000,000,000 JPMC
**
3/19/2025 83,641
USD 987,205 MXN 20,500,000 CITI 3/19/2025 16,233
USD 987,210 MXN 20,500,000 JPMC 3/19/2025 16,238
USD 1,022,547 NOK 11,514,123 CITI 3/19/2025 11,254
USD 1,022,553 NOK 11,514,123 JPMC 3/19/2025 11,259
USD 5,724,178 NZD 9,812,500 CITI 3/19/2025 229,532
USD 5,724,774 NZD 9,812,500 JPMC 3/19/2025 230,127
USD 6,987 PEN 26,126 CITI
**
3/19/2025 49

Consolidated Schedule of Investments
December 31, 2024
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 6,987 PEN 26,126 JPMC
**
3/19/2025 $ 49
USD 1,529,898 PLN 6,271,500 CITI 3/19/2025 15,719
USD 1,529,906 PLN 6,271,500 JPMC 3/19/2025 15,727
USD 4,493,178 SEK 48,895,000 CITI 3/19/2025 55,749
USD 4,493,201 SEK 48,895,000 JPMC 3/19/2025 55,771
USD 850,370 SGD 1,142,000 CITI 3/19/2025 11,607
USD 850,375 SGD 1,142,000 JPMC 3/19/2025 11,611
USD 752,685 TWD 24,500,000 CITI
**
3/19/2025 5,995
USD 752,689 TWD 24,500,000 JPMC
**
3/19/2025 5,998
USD 269,473 ZAR 5,000,000 CITI 3/19/2025 6,329
USD 269,474 ZAR 5,000,000 JPMC 3/19/2025 6,330
Total unrealized appreciation 1,722,240
AUD 3,715,000 USD 2,413,828 CITI 3/19/2025 (114,176)
AUD 3,715,000 USD 2,413,296 JPMC 3/19/2025 (113,644)
BRL 686,875 USD 116,406 CITI
**
3/19/2025 (6,672)
BRL 686,875 USD 116,406 JPMC
**
3/19/2025 (6,671)
CAD 1,206,001 USD 863,149 CITI 3/19/2025 (21,819)
CAD 1,205,999 USD 863,143 JPMC 3/19/2025 (21,814)
CHF 806,500 USD 923,019 CITI 3/19/2025 (26,851)
CHF 806,500 USD 923,015 JPMC 3/19/2025 (26,847)
CLP 193,333,332 USD 197,820 CITI
**
3/19/2025 (3,598)
CLP 193,333,332 USD 197,819 JPMC
**
3/19/2025 (3,597)
CNY 4,389,000 USD 604,075 CITI
**
3/19/2025 (4,865)
CNY 4,389,000 USD 604,072 JPMC
**
3/19/2025 (4,862)
COP 12,500,000 USD 2,812 CITI
**
3/19/2025 (3)
COP 12,500,000 USD 2,812 JPMC
**
3/19/2025 (3)
CZK 28,375,000 USD 1,185,063 CITI 3/19/2025 (17,199)
CZK 28,375,000 USD 1,185,057 JPMC 3/19/2025 (17,193)
DKK 91,500 USD 12,979 CITI 3/19/2025 (216)
DKK 91,500 USD 12,979 JPMC 3/19/2025 (216)
EUR 4,808,000 USD 5,067,104 CITI 3/19/2025 (70,289)
EUR 4,808,000 USD 5,067,079 JPMC 3/19/2025 (70,264)
GBP 1,491,000 USD 1,882,417 CITI 3/19/2025 (16,893)
GBP 1,491,000 USD 1,882,407 JPMC 3/19/2025 (16,884)
HUF 35,000,000 USD 88,887 CITI 3/19/2025 (1,109)
HUF 35,000,000 USD 88,886 JPMC 3/19/2025 (1,108)
ILS 1,623,250 USD 451,647 CITI 3/19/2025 (4,274)
ILS 1,623,250 USD 451,645 JPMC 3/19/2025 (4,272)
INR 388,301,004 USD 4,568,937 CITI
**
3/19/2025 (66,626)
INR 388,301,004 USD 4,568,914 JPMC
**
3/19/2025 (66,603)
JPY 455,000,000 USD 3,025,294 CITI 3/19/2025 (108,128)
JPY 455,000,000 USD 3,025,279 JPMC 3/19/2025 (108,112)
KRW 400,000,000 USD 283,047 CITI
**
3/19/2025 (11,538)
KRW 400,000,000 USD 283,045 JPMC
**
3/19/2025 (11,536)
NOK 985,874 USD 89,055 CITI 3/19/2025 (2,465)
NOK 985,874 USD 89,055 JPMC 3/19/2025 (2,465)
NZD 1,260,000 USD 727,014 CITI 3/19/2025 (21,460)
NZD 1,260,000 USD 727,011 JPMC 3/19/2025 (21,456)
PEN 785,000 USD 210,142 CITI
**
3/19/2025 (1,670)
PEN 785,000 USD 210,141 JPMC
**
3/19/2025 (1,669)
PHP 5,000,000 USD 85,657 CITI
**
3/19/2025 (114)
PHP 5,000,000 USD 85,657 JPMC
**
3/19/2025 (114)
PLN 2,125,000 USD 524,540 CITI 3/19/2025 (11,484)
PLN 2,125,000 USD 524,537 JPMC 3/19/2025 (11,481)
SEK 13,000,000 USD 1,195,636 CITI 3/19/2025 (15,830)
SEK 13,000,000 USD 1,195,630 JPMC 3/19/2025 (15,825)
SGD 709,478 USD 530,031 CITI 3/19/2025 (8,942)
SGD 709,478 USD 529,995 JPMC 3/19/2025 (8,906)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
December 31, 2024
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
THB 7,500,000 USD 221,390 CITI 3/19/2025 $ (322)
THB 7,500,000 USD 221,389 JPMC 3/19/2025 (321)
TWD 40,000,000 USD 1,241,303 CITI
**
3/19/2025 (22,217)
TWD 40,000,000 USD 1,241,297 JPMC
**
3/19/2025 (22,211)
USD 1,678,875 CAD 2,410,500 CITI 3/19/2025 (2,738)
USD 1,678,883 CAD 2,410,500 JPMC 3/19/2025 (2,729)
USD 100,143 CLP 100,000,000 CITI
**
3/19/2025 (317)
USD 100,143 CLP 100,000,000 JPMC
**
3/19/2025 (317)
USD 165,113 HKD 1,283,000 CITI 3/19/2025 (241)
USD 165,114 HKD 1,283,000 JPMC 3/19/2025 (240)
USD 115,645 INR 9,975,000 CITI
**
3/19/2025 (13)
USD 115,646 INR 9,975,000 JPMC
**
3/19/2025 (13)
USD 131,271 PEN 494,874 CITI
**
3/19/2025 (152)
USD 131,274 PEN 494,874 JPMC
**
3/19/2025 (149)
USD 423,139 PHP 25,000,000 CITI
**
3/19/2025 (4,577)
USD 423,141 PHP 25,000,000 JPMC
**
3/19/2025 (4,575)
USD 521,306 THB 18,000,000 CITI 3/19/2025 (9,258)
USD 521,308 THB 18,000,000 JPMC 3/19/2025 (9,255)
ZAR 33,500,000 USD 1,830,507 CITI 3/19/2025 (67,443)
ZAR 33,500,000 USD 1,830,498 JPMC 3/19/2025 (67,434)
Total unrealized depreciation (1,286,285)
Net unrealized appreciation $ 435,955
** Non-deliverable forward foreign currency exchange contracts.
Total return basket swap contracts outstanding as of December 31, 2024:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of short
equity positions and pays
or receives the TONAR
plus or minus a specified
spread (-0.03%), which is
denominated in JPY based
on the local currencies of the
positions within the swap.
57 months
maturity
08/22/2029
$52,089 $2,375 $(2) $2,373
MLIN The Fund receives the total
return on a portfolio of short
equity positions and pays
or receives the HIBOR
plus or minus a specified
spread (-0.90%), which is
denominated in HKD based
on the local currencies of the
positions within the swap.
24 months
maturity
07/27/2026
$429 $8 $– $8
Collateral pledged to, or (received from), each counterparty at December 31, 2024 was as follows:

Consolidated Schedule of Investments
December 31, 2024
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Annual Report | December 2024

COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
CITG
Cash $ – $ 550,258 $ 550,258
CITI
Cash (130,186) – (130,186)
Investment Companies 603,791 – 603,791
GSCO
Cash – 3,363,915 3,363,915
GSIN
Cash 1,244,931 – 1,244,931
JPMC
Cash 271,432 – 271,432
JPMS
Cash – 867,274 867,274
MLIN
Cash 2,820 – 2,820
MSCL
Cash – 174,122 174,122
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 900,919 $ 900,919
MSCL
Cash – 280,770 280,770

Schedule of Investments
AQR Funds | Annual Report | December 2024
December 31, 2024
The accompanying notes are an integral part of these financial statements.
i
Abbreviations
ADR - American Depositary Receipt
CHESS - Clearing House Electronic Subregister System Depository Interest
CVA - Dutch Certification
CVR - Contingent Value Rights
OYJ - Public Traded Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
SDR - Swedish Depositary Receipt
Currencies
AUD - Australian dollar
BRL - Brazilian real
CAD - Canadian dollar
CHF - Swiss franc
CLP - Chilean peso
CNY - Chinese renminbi
COP - Colombian peso
CZK - Czech Republic koruna
DKK - Danish krone
EUR - Euro
GBP - British pound
HKD - Hong Kong dollar
HUF - Hungarian forint
IDR - Indonesian rupiah
ILS - Israeli shekel
INR - Indian rupee
JPY - Japanese yen
KRW - Korean won
MXN - Mexican peso
MYR - Malaysian ringgit
NOK - Norwegian krone
NZD - New Zealand dollar
PEN - Peruvian Nuevo sol
PHP - Philippine peso
PLN - Poland zloty
SEK - Swedish krona
SGD - Singapore dollar
THB - Thai baht
TWD - New Taiwan dollar
USD - United States dollar
ZAR - South African rand
The following abbreviations are used for counterparty descriptions:
BANA - Bank of America, NA
BARC - Barclays Capital, Inc.
BNPP - BNP Paribas SA
CITG - Citigroup Global Markets, Inc.
CITI - Citibank NA
GSCO - Goldman Sachs & Co.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
JPPC - J.P. Morgan Securities plc
MLIN - Merrill Lynch International
MSCL - Morgan Stanley & Co. LLC
MSCS - Morgan Stanley Capital Services LLC
MSIP - Morgan Stanley & Co. International plc

Schedule of Investments
AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
December 31, 2024
The following reference rates, and their values as of period end, are used for security descriptions:
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 10.20%
1 Month Stockholm Interbank Offered Rate (“STIBOR”): 2.59%
Australian Bank-Bill Reference Rate (“BBR”): 4.32%
Australian Overnight Indexed Swap Rate (“AOISR”): 4.34%
Brazilian Interbank Certificate of Deposit (“CDI”): 12.15%
Canadian Overnight Repo Rate Average (“CORRA”): 3.32%
Denmark Tomorrow/Next : 2.75%
Euro Short-Term Rate (“ESTR”): 2.91%
Federal Funds Floating Rate: 4.33%
Hong Kong Interbank Offered Rate (“HIBOR”): 4.58%
Hong Kong Overnight Index Average (“HONIX”): 5.19%
Johannesburg Interbank Agreed Rate (“JIBAR”): 7.70%
Mexico Equilibrium Interbank Interest Rate (“TIIE”): 10.25%
Overnight Bank Funding Rate (“OBFR”): 4.33%
Secured Overnight Financing Rate (“SOFR”): 4.49%
Singapore Overnight Rate Average (“SORA”): 2.11%
South African Overnight Index (“ZARONIA”): 7.63%
Sterling Overnight Index Average (“SONIA”): 4.70%
Swiss Average Rate Overnight (“SARON”): 0.45%
Tel Aviv Interbank Offer Rate (“TELBOR”): 4.51%
Tokyo Overnight Average Rate (“TONAR”): 0.23%
Warsaw Interbank Offered Rate (“WIBOR”): 5.72%

Statements of Assets and Liabilities

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
December 31, 2024
AQR
ALTERNATIVE
RISK PREMIA
FUND
*
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR
DIVERSIFYING
STRATEGIES
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 400,478,118 $ 1,849,625,142 $ 29,332,133 $ 1,779,347,253
Investments in securities of affiliated issuers, at cost ............. — 753,539,481 1,413,521,586 384,092,316
Investments in securities of unaffiliated issuers, at value .......... $ 508,662,790 $ 1,893,972,794 $ 29,338,846 $ 1,903,344,995
Investments in securities of affiliated issuers, at value ............ — 753,748,642 1,452,004,363 384,189,464
Cash ................................................. 606,653 878,052 — 276,057
Cash denominated in foreign currencies
‡
...................... 668,644 2,980,757 — 1,570,820
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 7,003,942 1,182,055 — 1,603,387
Unrealized appreciation on OTC swaps ....................... 238,292 2,586,490 — 1
Deposits for securities sold short ............................ — 47,760,149 — 44,078,448
Due from brokers ....................................... 3,032,556 26,502,317 — —
Deposits with brokers for centrally cleared swaps (unamortized upfront premium paid (received) $ 34,736 , $ (829,026) , $ — and $ — , respectively ) ........................................... 1,655,923 638,848 — —
Deposits with brokers for futures contracts ..................... 23,473,000 1,771,861 — —
Variation margin on centrally cleared swaps .................... 78,049 — — —
Variation margin on futures contracts ......................... 775,288 71,779 — —
Receivables:
Securities sold ....................................... 38,711 3,234,986 15,861,640 —
Foreign tax reclaims ................................... 415,620 35,517 — 371,296
Dividends and interest .................................. 820,587 8,481,613 111,081 3,512,936
Capital shares sold .................................... 367,848 3,051,319 4,019,515 5,496,742
Prepaid expenses .......................................
26,908 17,829 103,776 54,245
Total Assets 547,864,811 2,746,915,008 1,501,439,221 2,344,498,391
LIABILITIES:
Securities sold short, at value (proceeds   $ 385,196,621 , $ 622,415,590 ,
$ – and $ 1,582,148,663 , respectively ) ........................ 318,497,137 630,906,218 — 1,439,173,157
Due to brokers ......................................... 941,920 8,439,808 — 720,661
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 5,055,691 213,826 — 70,743
Unrealized depreciation on OTC swaps ....................... 568,704 15,826,792 — 14
Variation margin on centrally cleared swaps .................... — 12,921 — —
Variation margin on futures contracts ......................... 36,957 — — —
Payables: – – – –
Securities purchased ................................... 391,140 63,189,007 18,445,138 57,788,162
Accrued investment advisory fees ......................... 191,530 1,678,210 — 737,391
Accrued distribution fees—Class N ........................ 2,256 9,498 15,949 15,486
Capital shares redeemed ............................... 955,372 607,591 1,046,695 4,015,900
Dividends and interest payable on securities sold short ......... 444,969 1,822,612 — 2,351,047
Other accrued expenses and liabilities ........................
119,848 600,898 332,979 241,341
Total Liabilities 327,205,524 723,307,381 19,840,761 1,505,113,902
Commitments and contingent liabilities
^
Net Assets $ 220,659,287 $ 2,023,607,627 $ 1,481,598,460 $ 839,384,489
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 215,099,773 $ 2,137,255,876 $ 1,461,783,137 $ 783,468,304
Total distributable earnings (loss) ...........................
5,559,514 (113,648,249) 19,815,323 55,916,185
Net Assets $ 220,659,287 $ 2,023,607,627 $ 1,481,598,460 $ 839,384,489
A
A
A
A
A
A
A
A
A
A

Statements of Assets and Liabilities

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
December 31, 2024
AQR
ALTERNATIVE
RISK PREMIA
FUND
*
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR
DIVERSIFYING
STRATEGIES
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
NET ASSETS:
Class I ............................................... $ 74,932,769 $ 1,262,253,991 $ 1,351,436,997 $ 471,765,896
Class N ............................................... 9,818,663 44,631,539 77,368,806 79,042,997
Class R6 .............................................. 135,907,855 716,722,097 52,792,657 288,575,596
SHARES OUTSTANDING: – – – –
Class I ............................................... 6,634,552 104,189,014 109,792,988 47,133,857
Class N ............................................... 876,359 3,685,698 6,309,053 8,072,370
Class R6 .............................................. 11,982,688 59,184,406 4,281,465 28,658,967
NET ASSET VALUE: – – – –
Class I ............................................... $ 11.29 $ 12.12 $ 12.31 $ 10.01
Class N ............................................... $ 11.20 $ 12.11 $ 12.26 $ 9.79
Class R6 .............................................. $ 11.34 $ 12.11 $ 12.33 $ 10.07
‡
Cash denominated in foreign currencies, at cost ............... $ 678,420 $ 3,184,390 $ — $ 1,589,069
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
^ See Note 9 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Assets and Liabilities

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
December 31, 2024
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
*
AQR MANAGED
FUTURES
STRATEGY
FUND
*
AQR MANAGED
FUTURES
STRATEGY HV
FUND
*
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 5,318,846,146 $ 179,530,833 $ 1,897,669,977 $ 536,247,508
Investments in securities of affiliated issuers, at cost ............. 531,589,925 — 353,001,972 —
Investments in securities of unaffiliated issuers, at value .......... $ 5,654,305,966 $ 180,853,841 $ 1,960,970,231 $ 554,863,138
Investments in securities of affiliated issuers, at value ............ 531,744,456 — 353,121,691 —
Cash ................................................. — 9,001 296,894 1,291,787
Cash denominated in foreign currencies
‡
...................... 9,049,976 1,028,191 4,402,232 596,756
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 3,503,274 12,459,597 50,214,767 14,181,830
Unrealized appreciation on OTC swaps ....................... 361,864 854,781 1,688,000 585,360
Deposits for securities sold short ............................ 172,612,175 — 127,834,880 48,036,888
Due from brokers ....................................... 2,426,360 224,826 659,775 134,303
Deposits with brokers for centrally cleared swaps (unamortized upfront premium (received) $ — , $ (4,933,185) , $ (12,753,774) and $ (3,819,704) ,
respectively ) ........................................... — 9,404,515 21,053,913 5,730,390
Deposits with brokers for futures contracts ..................... 40,564,363 26,712,497 118,813,635 34,386,627
Variation margin on centrally cleared swaps .................... — 379,532 543,619 57,280
Variation margin on futures contracts ......................... — 1,803,414 6,787,362 2,362,773
Receivables:
Securities sold ....................................... — 124,864 778,002 174,264
Foreign tax reclaims ................................... 1,745,467 10,603 135,352 30,983
Dividends and interest .................................. 7,686,717 497,738 3,009,259 831,512
Capital shares sold .................................... 10,037,351 364,817 4,101,874 590,734
Prepaid expenses .......................................
69,753 14,814 28,257 41,608
Total Assets 6,434,107,722 234,743,031 2,654,439,743 663,896,233
LIABILITIES:
Securities sold short, at value (proceeds   $ 4,473,461,867 , $ – ,
$ 1,146,093,620 and $ 364,552,560 , respectively ) ................ 4,087,852,540 — 1,055,267,725 336,875,945
Reverse repurchase agreements, at value (proceeds   $ – , $ 11,116,000 ,
$ – and $ – , respectively ) .................................. — 11,116,000 — —
Due to custodian ........................................ 215,895 — — —
Due to brokers ......................................... — 465,704 6,643,113 1,820,628
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 6,307,675 10,809,544 36,437,532 10,044,559
Unrealized depreciation on OTC swaps ....................... 2,038,908 1,295,287 907,541 280,434
Variation margin on futures contracts ......................... 2,179,668 52,620 1,339,835 684,503
Payables: – – – –
Securities purchased ................................... 78,328,106 180,203 889,602 201,610
Accrued investment advisory fees ......................... 2,083,619 120,540 1,257,890 316,058
Accrued distribution fees—Class N ........................ 28,513 299 12,696 1,696
Capital shares redeemed ............................... 1,599,777 3,534,676 1,515,009 7,711,958
Dividends and interest payable on securities sold short and/or reverse repurchase agreements .......................... 6,421,769 67,485 1,745,181 569,696
Other accrued expenses and liabilities ........................
762,896 115,578 450,152 125,831
Total Liabilities 4,187,819,366 27,757,936 1,106,466,276 358,632,918
Commitments and contingent liabilities
^
Net Assets $ 2,246,288,356 $ 206,985,095 $ 1,547,973,467 $ 305,263,315
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 2,006,835,960 $ 221,240,662 $ 2,525,613,828 $ 405,319,726
Total distributable earnings (loss) ...........................
239,452,396 (14,255,567) (977,640,361) (100,056,411)
Net Assets $ 2,246,288,356 $ 206,985,095 $ 1,547,973,467 $ 305,263,315
A
A
A
A
A
A
A
A
A
A

Statements of Assets and Liabilities

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
December 31, 2024
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
*
AQR MANAGED
FUTURES
STRATEGY
FUND
*
AQR MANAGED
FUTURES
STRATEGY HV
FUND
*
NET ASSETS:
Class I ............................................... $ 2,091,618,903 $ 26,909,587 $ 1,331,818,025 $ 88,576,796
Class N ............................................... 142,374,831 1,431,784 59,908,623 9,013,163
Class R6 .............................................. 12,294,622 178,643,724 156,246,819 207,673,356
SHARES OUTSTANDING: – – – –
Class I ............................................... 130,549,699 2,821,718 155,966,808 10,570,061
Class N ............................................... 9,131,878 152,038 7,084,138 1,068,004
Class R6 .............................................. 759,820 18,691,146 18,263,212 24,698,886
NET ASSET VALUE: – – – –
Class I ............................................... $ 16.02 $ 9.54 $ 8.54 $ 8.38
Class N ............................................... $ 15.59 $ 9.42 $ 8.46 $ 8.44
Class R6 .............................................. $ 16.18 $ 9.56 $ 8.56 $ 8.41
‡
Cash denominated in foreign currencies, at cost ............... $ 9,156,516 $ 1,035,462 $ 4,418,741 $ 597,759
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
^ See Note 9 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Assets and Liabilities

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
December 31, 2024
AQR MULTI-
ASSET FUND
*
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
*
AQR STYLE
PREMIA
ALTERNATIVE
FUND
*
AQR TREND
TOTAL RETURN
FUND
*
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 568,313,268 $ 329,234,870 $ 2,686,588,334 $ 84,126,484
Investments in securities of affiliated issuers, at cost ............. — 366,834,180 377,425,044 —
Investments in securities of unaffiliated issuers, at value .......... $ 633,803,545 $ 329,438,312 $ 2,885,962,727 $ 84,807,405
Investments in securities of affiliated issuers, at value ............ — 366,980,709 377,523,770 —
Cash ................................................. — — 8,236,830 212,389
Cash denominated in foreign currencies
‡
...................... 1,783,180 — 4,640,016 95,109
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 12,367,121 — 41,002,084 1,722,240
Unrealized appreciation on OTC swaps ....................... 133,666 — 6,296,356 58,419
Deposits for securities sold short ............................ — — 23,238,913 7,569,281
Due from brokers ....................................... 392,115 — 1,299,218 1,529,049
Deposits with brokers for centrally cleared swaps (unamortized upfront premium (received) $ — , $ — , $ (1,168,324) and $ (490,369) , respectively ) ........................................... — — 11,534,802 641,512
Deposits with brokers for futures contracts ..................... 33,927,975 63,008,294 182,933,994 5,092,849
Variation margin on centrally cleared swaps .................... — — 446,400 20,237
Variation margin on futures contracts ......................... 1,412,284 5,436,873 5,021,004 200,468
Receivables:
Securities sold ....................................... 128,974 — 1,037,324 —
Foreign tax reclaims ................................... 196,908 — 688,989 3,265
Dividends and interest .................................. 1,079,004 1,401,250 4,537,137 194,638
Capital shares sold .................................... 15,439,824 975,393 1,938,436 39,649
Due from Investment Adviser ............................. — — — 37,495
Prepaid expenses .......................................
25,800 114,283 46,159 35,282
Total Assets 700,690,396 767,355,114 3,556,384,159 102,259,287
LIABILITIES:
Securities sold short, at value (proceeds   $ 84,682,357 , $ – ,
$ 2,433,754,682 and $ 50,983,746 , respectively ) ................. 74,556,995 — 2,265,098,761 46,929,580
Due to custodian ........................................ 8,463 — — —
Due to brokers ......................................... 970,828 141 4,592,347 130,186
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 10,316,705 — 32,270,088 1,286,285
Unrealized depreciation on OTC swaps ....................... 449,681 — 6,685,942 43,327
Variation margin on futures contracts ......................... 335,650 1,069,365 4,220,719 141,307
Payables: – – – –
Securities purchased ................................... 6,517,579 2,454,592 1,032,755 —
Accrued investment advisory fees ......................... 279,539 488,174 1,342,669 —
Accrued distribution fees—Class N ........................ 1,593 9,241 10,777 3,050
Capital shares redeemed ............................... 159,773 2,591,655 4,185,877 22,609
Dividends and interest payable on securities sold short ......... 107,734 — 3,512,525 79,073
Other accrued expenses and liabilities ........................
175,960 300,926 432,564 65,549
Total Liabilities 93,880,500 6,914,094 2,323,385,024 48,700,966
Commitments and contingent liabilities
^
Net Assets $ 606,809,896 $ 760,441,020 $ 1,232,999,135 $ 53,558,321
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 573,093,005 $ 764,056,041 $ 1,506,718,507 $ 50,603,565
Total distributable earnings (loss) ...........................
33,716,891 (3,615,021) (273,719,372) 2,954,756
Net Assets $ 606,809,896 $ 760,441,020 $ 1,232,999,135 $ 53,558,321
A
A
A
A
A
A
A
A
A
A

Statements of Assets and Liabilities

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
December 31, 2024
AQR MULTI-
ASSET FUND
*
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
*
AQR STYLE
PREMIA
ALTERNATIVE
FUND
*
AQR TREND
TOTAL RETURN
FUND
*
NET ASSETS:
Class I ............................................... $ 152,319,278 $ 529,928,721 $ 543,713,241 $ 22,158,902
Class N ............................................... 7,523,740 44,438,040 49,866,382 14,281,605
Class R6 .............................................. 446,966,878 186,074,259 639,419,512 17,117,814
SHARES OUTSTANDING: – – – –
Class I ............................................... 14,580,692 60,778,152 70,308,972 1,682,999
Class N ............................................... 722,744 5,206,872 6,531,795 1,086,904
Class R6 .............................................. 42,836,057 21,213,184 82,177,033 1,297,044
NET ASSET VALUE: – – – –
Class I ............................................... $ 10.45 $ 8.72 $ 7.73 $ 13.17
Class N ............................................... $ 10.41 $ 8.53 $ 7.63 $ 13.14
Class R6 .............................................. $ 10.43 $ 8.77 $ 7.78 $ 13.20
‡
Cash denominated in foreign currencies, at cost ............... $ 1,788,855 $ — $ 4,682,706 $ 95,817
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
^ See Note 9 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Operations

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
For the year Ended December 31, 2024
AQR
ALTERNATIVE
RISK PREMIA
FUND
*
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR
DIVERSIFYING
STRATEGIES
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 15,350,688 $ 13,536,564 $ 1,012,954 $ 21,144,614
Affiliated issuers ...................................... — 23,172,069 46,975,290 12,546,749
Interest income ......................................... 1,392,067 52,524,931 — 12,092,420
Income on securities sold short, net .......................... — 2,336,681 — —
Total Income 16,742,755 91,570,245 47,988,244 45,783,783
EXPENSES:
Investment advisory fees .................................. 2,628,355 19,184,933 — 6,473,021
Custody fees ........................................... 18,980 140,517 37,624 15,205
Administration & accounting fees ............................ 96,376 844,652 181,482 257,272
Legal fees ............................................. 27,075 195,821 66,650 42,577
Audit & tax fees ......................................... 154,035 197,420 40,200 111,051
Shareholder reporting fees ................................ 39,329 274,463 149,202 61,891
Transfer agent fees ...................................... 106,684 1,287,523 1,001,673 398,655
Trustee fees ........................................... 20,371 138,726 66,606 45,445
Distribution fees—Class N ................................. 24,301 117,216 152,126 121,044
Dividends and interest on securities sold short ................. 6,361,323 9,181,496 — 16,831,821
Fees on securities sold short, net ........................... 1,493,008 — — 2,642,581
Interest expense ........................................ 50,734 142,257 — 221,300
Recoupment of reimbursement ............................. — 73,441 250,193 14,140
Registration fees ........................................ 54,787 84,793 145,408 119,640
Other expenses ........................................ 64,188 101,828 24,170 35,447
Total Expenses 11,139,546 31,965,086 2,115,334 27,391,090
Less expense reimbursements ............................. (274,416) (85,853) (875) (114,179)
Net Expenses 10,865,130 31,879,233 2,114,459 27,276,911
Net Investment Income (Loss) 5,877,625 59,691,012 45,873,785 18,506,872
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... 20,469,465 187,865,617 (131) (49,057,698)
Transactions in investment securities of affiliated issuers ........ — 31,809 (6,033,747) 24,186
Settlement of foreign currency and foreign currency transactions .. (266,149) 89,764 — (273,125)
Settlement of forward foreign currency exchange contracts ...... (1,030,874) 1,584,061 — 1,842,915
Expiration or closing of futures contracts .................... (6,626,929) 1,489,930 — —
Closed short positions in securities ........................ (60,256,367) (192,682,205) — (172,017,202)
Expiration or closing of swap contracts ..................... 3,186,927 (32,891,454) — 42,755,247
Expiration or closing of written option contracts (premium-style) ... — 181,738 — —
Net realized gain (loss) (44,523,927) (34,330,740) (6,033,878) (176,725,677)
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers .................. 12,317,906 10,984,731 6,047 121,290,734
Investment securities of affiliated issuers ................... — 84,990 49,376,409 68,280
Foreign currency and foreign currency transactions ............ (52,701) (238,170) — (49,462)
Forward foreign currency exchange contracts ................ 2,339,920 1,709,920 — 1,635,727
Futures contracts ..................................... 2,469,861 4,951,936 — —
Short positions in securities .............................. 53,637,680 6,146,748 — 143,391,341
Swap contracts ....................................... (673,153) 9,931,075 — 1,596,327
Net change in unrealized appreciation (depreciation) 70,039,513 33,571,230 49,382,456 267,932,947
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 25,515,586 (759,510) 43,348,578 91,207,270
Net increase (decrease) in net assets resulting from operations $ 31,393,211 $ 58,931,502 $ 89,222,363 $ 109,714,142
†
Net of foreign taxes withheld of ............................ $ 706,918 $ 25,085 $ — $ 1,373,084
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Operations

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
For the year Ended December 31, 2024
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
*
AQR MANAGED
FUTURES
STRATEGY FUND
*
AQR MANAGED
FUTURES
STRATEGY HV
FUND
*
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 62,384,286 $ 4,573,008 $ 7,930,797 $ 5,342,610
Affiliated issuers ...................................... 21,131,782 — 15,910,377 —
Interest income ......................................... 50,527,531 2,254,752 50,633,250 6,288,943
Income on securities sold short, net .......................... — — 345,712 162,692
Interfund lending income .................................. 7,528 — 19,042 —
Total Income 134,051,127 6,827,760 74,839,178 11,794,245
EXPENSES:
Investment advisory fees .................................. 18,989,455 1,557,852 15,492,015 3,381,592
Custody fees ........................................... 57,162 61,824 118,415 70,241
Administration & accounting fees ............................ 756,633 68,552 649,414 102,195
Legal fees ............................................. 136,364 14,585 128,111 23,023
Audit & tax fees ......................................... 120,199 121,785 146,756 138,514
Shareholder reporting fees ................................ 186,672 20,901 275,092 34,207
Transfer agent fees ...................................... 1,630,100 55,349 1,276,270 102,174
Trustee fees ........................................... 123,170 16,355 106,740 21,344
Distribution fees—Class N ................................. 238,258 4,858 146,725 15,333
Dividends on securities sold short ........................... 47,626,072 — 8,724,901 2,435,163
Fees on securities sold short, net ........................... 6,573,571 — — —
Interest expense ........................................ 486,721 335,890 414,022 51,302
Recoupment of reimbursement ............................. 203,373 — 3,047 —
Registration fees ........................................ 185,136 53,809 90,257 69,911
Pricing fee ............................................ — 129,756 — —
Other expenses ........................................ 79,135 8,654 160,391 136,969
Total Expenses 77,392,021 2,450,170 27,732,156 6,581,968
Less expense reimbursements ............................. (15,380) (358,252) (152,865) (379,105)
Net Expenses 77,376,641 2,091,918 27,579,291 6,202,863
Net Investment Income (Loss) 56,674,486 4,735,842 47,259,887 5,591,382
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... (156,121,298) 1,552,363 (27,684,503) (4,532,306)
Transactions in investment securities of affiliated issuers ........ (7,061) — 61,631 —
Settlement of foreign currency and foreign currency transactions .. (159,560) (160,075) (5,594,716) (885,502)
Settlement of forward foreign currency exchange contracts ...... (3,600,422) (3,113,327) (56,562,134) (14,951,985)
Expiration or closing of futures contracts .................... 96,658,349 (6,125,353) (3,776,672) (6,685,379)
Closed short positions in securities ........................ (427,554,729) — (83,282,092) (29,155,822)
Expiration or closing of swap contracts ..................... 118,946,469 2,520,589 29,225,268 5,487,129
Net realized gain (loss) (371,838,252) (5,325,803) (147,613,218) (50,723,865)
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers .................. 335,143,983 272,834 62,783,241 18,574,157
Investment securities of affiliated issuers ................... 94,592 — 57,126 —
Foreign currency and foreign currency transactions ............ (202,975) (147,869) (2,166,995) (325,043)
Forward foreign currency exchange contracts ................ (6,282,271) 160,639 24,205,179 6,098,494
Futures contracts ..................................... (28,079,446) 3,930,087 28,193,692 7,671,550
Short positions in securities .............................. 385,609,327 — 90,825,895 27,676,615
Swap contracts ....................................... 28,452,895 (5,768,023) 4,792,346 1,662,545
Net change in unrealized appreciation (depreciation) 714,736,105 (1,552,332) 208,690,484 61,358,318
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 342,897,853 (6,878,135) 61,077,266 10,634,453
Net increase (decrease) in net assets resulting from operations $ 399,572,339 $ (2,142,293) $ 108,337,153 $ 16,225,835
†
Net of foreign taxes withheld of ............................ $ 4,489,643 $ 71,312 $ 345,209 $ 99,932
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Operations

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
For the year Ended December 31, 2024
AQR MULTI-
ASSET FUND
*
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
*
AQR STYLE
PREMIA
ALTERNATIVE
FUND
*
AQR TREND
TOTAL RETURN
FUND
*
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 8,826,181 $ — $ 41,487,948 $ 1,029,838
Affiliated issuers ...................................... — 13,394,103 17,600,110 —
Interest income ......................................... 6,024,740 12,114,132 21,263,777 768,025
Income on securities sold short, net .......................... — — — 15,832
Total Income 14,850,921 25,508,235 80,351,835 1,813,695
EXPENSES:
Investment advisory fees .................................. 2,632,301 4,398,976 14,902,403 397,774
Custody fees ........................................... 53,416 15,376 30,521 12,472
Administration & accounting fees ............................ 192,157 240,811 504,176 39,507
Legal fees ............................................. 34,894 38,493 115,288 155,249
Audit & tax fees ......................................... 157,293 119,936 151,623 122,940
Shareholder reporting fees ................................ 33,757 81,819 112,681 24,629
Transfer agent fees ...................................... 171,841 484,970 518,986 38,227
Trustee fees ........................................... 35,334 43,363 83,450 8,458
Distribution fees—Class N ................................. 19,399 108,435 108,883 35,668
Dividends on securities sold short ........................... 638,453 — 28,680,604 256,701
Fees on securities sold short, net ........................... 390,155 — 6,482,235 —
Interest expense ........................................ 63,734 27,246 698,097 9,308
Recoupment of reimbursement ............................. — 12,037 — —
Registration fees ........................................ 53,035 79,733 89,361 53,543
Other expenses ........................................ 22,598 20,611 142,500 30,708
Total Expenses 4,498,367 5,671,806 52,620,808 1,185,184
Less expense reimbursements ............................. (164,393) (107,247) (55,656) (427,198)
Net Expenses 4,333,974 5,564,559 52,565,152 757,986
Net Investment Income (Loss) 10,516,947 19,943,676 27,786,683 1,055,709
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... (3,900,855) 34,727 (97,947,906) (1,367,077)
Transactions in investment securities of affiliated issuers ........ — (2,346) (6,823) —
Settlement of foreign currency and foreign currency transactions .. (36,765) (48,827) (289,365) (33,788)
Settlement of forward foreign currency exchange contracts ...... (180,175) — 12,123,890 (79,334)
Expiration or closing of futures contracts .................... 3,321,942 13,205,541 (32,794,500) 1,230,178
Closed short positions in securities ........................ (14,067,657) — (215,418,181) (1,678,273)
Expiration or closing of swap contracts ..................... (2,786,350) — 103,950,305 5,440,890
Net realized gain (loss) (17,649,860) 13,189,095 (230,382,580) 3,512,596
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers .................. 38,815,792 110,426 183,129,673 675,375
Investment securities of affiliated issuers ................... — 75,436 65,001 —
Foreign currency and foreign currency transactions ............ (34,466) (49,583) (403,344) (23,985)
Forward foreign currency exchange contracts ................ 2,413,538 — 7,604,896 321,236
Futures contracts ..................................... (10,818,146) (2,332,487) 21,720,318 61,846
Short positions in securities .............................. 12,662,308 — 169,137,697 4,054,166
Swap contracts ....................................... (238,348) — 15,099,063 228,705
Net change in unrealized appreciation (depreciation) 42,800,678 (2,196,208) 396,353,304 5,317,343
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 25,150,818 10,992,887 165,970,724 8,829,939
Net increase (decrease) in net assets resulting from operations $ 35,667,765 $ 30,936,563 $ 193,757,407 $ 9,885,648
†
Net of foreign taxes withheld of ............................ $ 274,787 $ — $ 2,825,716 $ 11,670
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
December 31, 2024
AQR ALTERNATIVE RISK PREMIA
FUND
*
AQR DIVERSIFIED ARBITRAGE FUND
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
OPERATIONS:
Net investment income (loss) ........................ $ 5,877,625 $ 5,904,684 $ 59,691,012 $ 58,130,246
Net realized gain (loss) ............................. (44,523,927) (21,348,904) (34,330,740) (75,973,389)
Net change in unrealized appreciation (depreciation) ....... 70,039,513 27,791,986 33,571,230 92,907,057
Net increase (decrease) in net assets resulting from
operations 31,393,211 12,347,766 58,931,502 75,063,914
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (1,643,617) (2,416,752) (15,315,533) (32,312,558)
Class N ...................................... (213,529) (267,800) (421,892) (1,338,069)
Class R6 ..................................... (3,096,603) (4,644,520) (9,462,504) (14,892,005)
Total distributions (4,953,749) (7,329,072) (25,199,929) (48,542,632)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 88,149,579 14,078,199 397,949,087 549,502,676
Reinvestment of distributions ......................... 1,597,461 2,401,949 12,334,207 25,611,807
Cost of shares redeemed ........................... (76,597,523) (19,081,993) (388,460,153) (392,791,254)
Net increase (decrease) from capital transactions 13,149,517 (2,601,845) 21,823,141 182,323,229
CLASS N — — — —
Proceeds from shares sold .......................... 11,952,337 534,244 21,169,165 15,979,067
Reinvestment of distributions ......................... 213,529 267,778 405,647 1,287,719
Cost of shares redeemed ........................... (9,880,590) (404,080) (32,551,870) (29,962,157)
Net increase (decrease) from capital transactions 2,285,276 397,942 (10,977,058) (12,695,371)
CLASS R6 — — — —
Proceeds from shares sold .......................... 22,843,184 20,619,034 278,737,128 176,063,486
Reinvestment of distributions ......................... 3,089,120 4,623,069 6,641,025 9,114,671
Cost of shares redeemed ........................... (17,293,948) (19,557,145) (106,072,044) (124,317,289)
Net increase (decrease) from capital transactions 8,638,356 5,684,958 179,306,109 60,860,868
Net increase (decrease) in net assets resulting from capital transactions 24,073,149 3,481,055 190,152,192 230,488,726
Total increase (decrease) in net assets 50,512,611 8,499,749 223,883,765 257,010,008
NET ASSETS:
Beginning of period ................................ 170,146,676 161,646,927 1,799,723,862 1,542,713,854
End of period ................................... $ 220,659,287 $ 170,146,676 $ 2,023,607,627 $ 1,799,723,862
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
December 31, 2024
AQR ALTERNATIVE RISK PREMIA
FUND
*
AQR DIVERSIFIED ARBITRAGE FUND
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 5,531,350 5,768,614 102,379,836 87,011,068
Shares sold ..................................... 7,608,379 1,417,491 33,012,912 46,374,371
Shares issued on reinvestment of distributions ........... 141,997 242,866 1,022,737 2,163,159
Shares redeemed ................................. (6,647,174) (1,897,621) (32,226,471) (33,168,762)
Shares outstanding, end of period 6,634,552 5,531,350 104,189,014 102,379,836
CLASS N
Shares outstanding, beginning of period ................ 668,409 630,223 4,605,535 5,682,394
Shares sold ..................................... 1,064,670 53,874 1,751,905 1,350,589
Shares issued on reinvestment of distributions ........... 19,133 27,296 33,664 108,760
Shares redeemed ................................. (875,853) (42,984) (2,705,406) (2,536,208)
Shares outstanding, end of period 876,359 668,409 3,685,698 4,605,535
CLASS R6
Shares outstanding, beginning of period ................ 11,220,343 10,635,041 44,376,909 39,270,687
Shares sold ..................................... 2,006,003 2,088,197 23,050,483 14,852,333
Shares issued on reinvestment of distributions ........... 273,616 465,566 551,122 769,820
Shares redeemed ................................. (1,517,274) (1,968,461) (8,794,108) (10,515,931)
Shares outstanding, end of period 11,982,688 11,220,343 59,184,406 44,376,909
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
December 31, 2024
AQR DIVERSIFYING STRATEGIES
FUND
AQR EQUITY MARKET NEUTRAL
FUND
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
OPERATIONS:
Net investment income (loss) ........................ $ 45,873,785 $ 46,975,665 $ 18,506,872 $ 8,544,327
Net realized gain (loss) ............................. (6,033,878) (8,529,647) (176,725,677) 28,923,747
Net change in unrealized appreciation (depreciation) ....... 49,382,456 (10,166,365) 267,932,947 (3,894,838)
Net increase (decrease) in net assets resulting from
operations 89,222,363 28,279,653 109,714,142 33,573,236
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (42,067,155) (44,830,249) (26,349,159) (28,885,846)
Class N ...................................... (2,225,241) (2,921,676) (4,151,965) (6,409,401)
Class R6 ..................................... (1,577,579) (51,096) (16,587,259) (16,615,768)
Total distributions (45,869,975) (47,803,021) (47,088,383) (51,911,015)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 1,060,313,719 385,845,748 482,705,379 153,859,038
Reinvestment of distributions ......................... 40,389,115 44,762,594 25,911,807 28,762,933
Cost of shares redeemed ........................... (212,729,584) (166,786,247) (214,727,468) (146,808,669)
Net increase (decrease) from capital transactions 887,973,250 263,822,095 293,889,718 35,813,302
CLASS N — — — —
Proceeds from shares sold .......................... 77,069,416 30,549,695 105,895,198 35,547,452
Reinvestment of distributions ......................... 2,187,883 2,921,676 4,096,403 6,312,780
Cost of shares redeemed ........................... (33,513,218) (9,828,738) (59,413,825) (40,292,981)
Net increase (decrease) from capital transactions 45,744,081 23,642,633 50,577,776 1,567,251
CLASS R6 — — — —
Proceeds from shares sold .......................... 53,569,955 215,622 191,579,823 60,919,375
Reinvestment of distributions ......................... 1,273,456 51,096 16,581,184 16,601,004
Cost of shares redeemed ........................... (2,305,059) (4,898,183) (29,542,425) (22,075,522)
Net increase (decrease) from capital transactions 52,538,352 (4,631,465) 178,618,582 55,444,857
Net increase (decrease) in net assets resulting from capital transactions 986,255,683 282,833,263 523,086,076 92,825,410
Total increase (decrease) in net assets 1,029,608,071 263,309,895 585,711,835 74,487,631
NET ASSETS:
Beginning of period ................................ 451,990,389 188,680,494 253,672,654 179,185,023
End of period ................................... $ 1,481,598,460 $ 451,990,389 $ 839,384,489 $ 253,672,654
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
December 31, 2024
AQR DIVERSIFYING STRATEGIES
FUND
AQR EQUITY MARKET NEUTRAL
FUND
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 37,660,958 15,429,691 16,865,505 13,224,680
Shares sold ..................................... 86,184,241 32,397,071 49,469,119 16,391,354
Shares issued on reinvestment of distributions ........... 3,302,462 3,971,836 2,606,822 3,375,931
Shares redeemed ................................. (17,354,673) (14,137,640) (21,807,589) (16,126,460)
Shares outstanding, end of period 109,792,988 37,660,958 47,133,857 16,865,505
CLASS N
Shares outstanding, beginning of period ................ 2,590,043 567,533 2,721,551 2,790,246
Shares sold ..................................... 6,268,501 2,607,284 11,089,954 3,679,390
Shares issued on reinvestment of distributions ........... 179,482 260,167 421,008 756,022
Shares redeemed ................................. (2,728,973) (844,941) (6,160,143) (4,504,107)
Shares outstanding, end of period 6,309,053 2,590,043 8,072,370 2,721,551
CLASS R6
Shares outstanding, beginning of period ................ 43,445 446,722 10,340,243 4,410,230
Shares sold ..................................... 4,318,996 17,845 19,573,808 6,399,995
Shares issued on reinvestment of distributions ........... 103,956 4,526 1,658,118 1,939,370
Shares redeemed ................................. (184,932) (425,648) (2,913,202) (2,409,352)
Shares outstanding, end of period 4,281,465 43,445 28,658,967 10,340,243

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
December 31, 2024
AQR LONG-SHORT EQUITY FUND AQR MACRO OPPORTUNITIES FUND
*
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
OPERATIONS:
Net investment income (loss) ........................ $ 56,674,486 $ 25,186,203 $ 4,735,842 $ 3,546,343
Net realized gain (loss) ............................. (371,838,252) 153,518,541 (5,325,803) (6,839,199)
Net change in unrealized appreciation (depreciation) ....... 714,736,105 (28,427,327) (1,552,332) 1,120,330
Net increase (decrease) in net assets resulting from
operations 399,572,339 150,277,417 (2,142,293) (2,172,526)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (137,354,739) (164,516,062) (543,832) (3,530,906)
Class N ...................................... (8,932,159) (7,228,838) (22,948) (189,004)
Class R6 ..................................... (819,734) (1,218,197) (3,599,883) (6,631,684)
Total distributions (147,106,632) (172,963,097) (4,166,663) (10,351,594)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 1,446,355,771 658,146,995 16,977,643 24,823,319
Reinvestment of distributions ......................... 119,618,873 157,671,049 543,832 3,530,475
Cost of shares redeemed ........................... (622,516,806) (429,148,535) (26,363,721) (114,890,456)
Net increase (decrease) from capital transactions 943,457,838 386,669,509 (8,842,246) (86,536,662)
CLASS N — — — —
Proceeds from shares sold .......................... 216,975,457 58,302,242 1,430,712 4,205,421
Reinvestment of distributions ......................... 8,762,892 7,169,037 22,948 189,004
Cost of shares redeemed ........................... (135,304,582) (37,865,187) (2,208,612) (9,043,464)
Net increase (decrease) from capital transactions 90,433,767 27,606,092 (754,952) (4,649,039)
CLASS R6 — — — —
Proceeds from shares sold .......................... 4,823,328 3,139,996 133,670,659 45,256,386
Reinvestment of distributions ......................... 686,408 1,117,424 3,599,474 6,629,752
Cost of shares redeemed ........................... (1,914,260) (4,167,443) (17,943,564) (24,586,402)
Net increase (decrease) from capital transactions 3,595,476 89,977 119,326,569 27,299,736
Net increase (decrease) in net assets resulting from capital transactions 1,037,487,081 414,365,578 109,729,371 (63,885,965)
Total increase (decrease) in net assets 1,289,952,788 391,679,898 103,420,415 (76,410,085)
NET ASSETS:
Beginning of period ................................ 956,335,568 564,655,670 103,564,680 179,974,765
End of period ................................... $ 2,246,288,356 $ 956,335,568 $ 206,985,095 $ 103,564,680
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
December 31, 2024
AQR LONG-SHORT EQUITY FUND AQR MACRO OPPORTUNITIES FUND
*
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 69,014,395 42,486,728 3,769,119 11,930,178
Shares sold ..................................... 94,091,806 44,602,424 1,709,198 2,348,485
Shares issued on reinvestment of distributions ........... 7,429,744 11,953,832 58,040 362,844
Shares redeemed ................................. (39,986,246) (30,028,589) (2,714,639) (10,872,388)
Shares outstanding, end of period 130,549,699 69,014,395 2,821,718 3,769,119
CLASS N
Shares outstanding, beginning of period ................ 3,057,909 1,089,869 228,446 693,995
Shares sold ..................................... 14,439,141 3,999,972 148,110 389,479
Shares issued on reinvestment of distributions ........... 559,215 557,035 2,481 19,688
Shares redeemed ................................. (8,924,387) (2,588,967) (226,999) (874,716)
Shares outstanding, end of period 9,131,878 3,057,909 152,038 228,446
CLASS R6
Shares outstanding, beginning of period ................ 540,594 521,296 6,569,722 4,014,101
Shares sold ..................................... 299,878 224,239 13,545,446 4,235,962
Shares issued on reinvestment of distributions ........... 42,214 83,954 383,331 679,975
Shares redeemed ................................. (122,866) (288,895) (1,807,353) (2,360,316)
Shares outstanding, end of period 759,820 540,594 18,691,146 6,569,722
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
December 31, 2024
AQR MANAGED FUTURES
STRATEGY FUND
*
AQR MANAGED FUTURES
STRATEGY HV FUND
*
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
OPERATIONS:
Net investment income (loss) ........................ $ 47,259,887 $ 48,338,380 $ 5,591,382 $ 4,563,140
Net realized gain (loss) ............................. (147,613,218) 23,337,158 (50,723,865) (34,227)
Net change in unrealized appreciation (depreciation) ....... 208,690,484 (45,979,750) 61,358,318 (7,403,380)
Net increase (decrease) in net assets resulting from
operations 108,337,153 25,695,788 16,225,835 (2,874,467)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings — — — —
Class I ....................................... (47,729,878) (92,438,620) (2,003,165) (5,768,114)
Class N ...................................... (2,112,872) (3,970,333) (157,372) (293,634)
Class R6 ..................................... (5,874,379) (12,657,017) (4,968,994) (5,827,349)
Total (55,717,129) (109,065,970) (7,129,531) (11,889,097)
Return of capital: — — — —
Class I ....................................... — (1,176,888) — —
Class N ....................................... — (56,113) — —
Class R6 ...................................... — (150,956) — —
Total — (1,383,957) — —
Total distributions (55,717,129) (110,449,927) (7,129,531) (11,889,097)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 635,346,676 486,068,022 90,126,032 32,484,125
Reinvestment of distributions ......................... 37,952,820 73,469,468 1,908,663 5,551,086
Cost of shares redeemed ........................... (533,880,670) (652,488,987) (83,608,905) (84,191,395)
Net increase (decrease) from capital transactions 139,418,826 (92,951,497) 8,425,790 (46,156,184)
CLASS N — — — —
Proceeds from shares sold .......................... 34,687,471 22,264,866 12,274,069 1,384,624
Reinvestment of distributions ......................... 2,040,201 3,858,127 154,666 293,071
Cost of shares redeemed ........................... (29,870,032) (36,191,010) (7,299,989) (2,303,345)
Net increase (decrease) from capital transactions 6,857,640 (10,068,017) 5,128,746 (625,650)
CLASS R6 — — — —
Proceeds from shares sold .......................... 62,591,393 63,936,717 136,449,592 52,767,735
Reinvestment of distributions ......................... 3,151,247 5,078,413 4,961,543 5,813,063
Cost of shares redeemed ........................... (64,761,479) (73,229,025) (20,610,450) (18,290,655)
Net increase (decrease) from capital transactions 981,161 (4,213,895) 120,800,685 40,290,143
Net increase (decrease) in net assets resulting from capital transactions 147,257,627 (107,233,409) 134,355,221 (6,491,691)
Total increase (decrease) in net assets 199,877,651 (191,987,548) 143,451,525 (21,255,255)
NET ASSETS:
Beginning of period ................................ 1,348,095,816 1,540,083,364 161,811,790 183,067,045
End of period ................................... $ 1,547,973,467 $ 1,348,095,816 $ 305,263,315 $ 161,811,790
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
December 31, 2024
AQR MANAGED FUTURES
STRATEGY FUND
*
AQR MANAGED FUTURES
STRATEGY HV FUND
*
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 140,232,406 150,640,327 10,059,144 15,784,683
Shares sold ..................................... 73,159,016 55,948,699 10,466,222 3,889,698
Shares issued on reinvestment of distributions ........... 4,465,038 8,970,631 229,683 718,122
Shares redeemed ................................. (61,889,652) (75,327,251) (10,184,988) (10,333,359)
Shares outstanding, end of period 155,966,808 140,232,406 10,570,061 10,059,144
CLASS N
Shares outstanding, beginning of period ................ 6,278,552 7,438,592 500,108 585,351
Shares sold ..................................... 4,008,421 2,541,116 1,399,620 161,908
Shares issued on reinvestment of distributions ........... 242,304 475,725 18,479 37,622
Shares redeemed ................................. (3,445,139) (4,176,881) (850,203) (284,773)
Shares outstanding, end of period 7,084,138 6,278,552 1,068,004 500,108
CLASS R6
Shares outstanding, beginning of period ................ 18,291,330 18,857,750 10,383,649 5,531,627
Shares sold ..................................... 7,185,085 7,306,007 16,140,392 6,360,086
Shares issued on reinvestment of distributions ........... 369,865 619,319 594,909 750,073
Shares redeemed ................................. (7,583,068) (8,491,746) (2,420,064) (2,258,137)
Shares outstanding, end of period 18,263,212 18,291,330 24,698,886 10,383,649
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
December 31, 2024
AQR MULTI-ASSET FUND
*
AQR RISK-BALANCED
COMMODITIES STRATEGY FUND
*
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
OPERATIONS:
Net investment income (loss) ........................ $ 10,516,947 $ 6,647,005 $ 19,943,676 $ 16,153,010
Net realized gain (loss) ............................. (17,649,860) (7,311,911) 13,189,095 4,792,414
Net change in unrealized appreciation (depreciation) ....... 42,800,678 23,552,727 (2,196,208) (26,015,783)
Net increase (decrease) in net assets resulting from
operations 35,667,765 22,887,821 30,936,563 (5,070,359)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (2,584,834) (2,787,665) (11,041,350) (27,092,983)
Class N ...................................... (104,317) (250,388) (821,515) (2,975,001)
Class R6 ..................................... (7,653,966) (3,634,726) (3,956,339) (3,737,882)
Total distributions (10,343,117) (6,672,779) (15,819,204) (33,805,866)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 44,456,215 30,239,260 332,137,217 195,704,315
Reinvestment of distributions ......................... 1,502,408 1,761,501 10,463,901 25,539,547
Cost of shares redeemed ........................... (23,484,737) (15,971,672) (200,078,305) (206,992,174)
Net increase (decrease) from capital transactions 22,473,886 16,029,089 142,522,813 14,251,688
CLASS N — — — —
Proceeds from shares sold .......................... 4,329,380 3,315,503 24,417,084 27,708,644
Reinvestment of distributions ......................... 100,902 247,923 810,689 2,964,187
Cost of shares redeemed ........................... (9,140,846) (1,784,594) (24,123,222) (25,913,255)
Net increase (decrease) from capital transactions (4,710,564) 1,778,832 1,104,551 4,759,576
CLASS R6 — — — —
Proceeds from shares sold .......................... 307,944,178 110,895,377 234,274,628 35,298,962
Reinvestment of distributions ......................... 7,651,342 3,634,726 3,953,439 3,737,086
Cost of shares redeemed ........................... (14,199,920) (29,229,254) (92,852,927) (23,895,324)
Net increase (decrease) from capital transactions 301,395,600 85,300,849 145,375,140 15,140,724
Net increase (decrease) in net assets resulting from capital transactions 319,158,922 103,108,770 289,002,504 34,151,988
Total increase (decrease) in net assets 344,483,570 119,323,812 304,119,863 (4,724,237)
NET ASSETS:
Beginning of period ................................ 262,326,326 143,002,514 456,321,157 461,045,394
End of period ................................... $ 606,809,896 $ 262,326,326 $ 760,441,020 $ 456,321,157
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
December 31, 2024
AQR MULTI-ASSET FUND
*
AQR RISK-BALANCED
COMMODITIES STRATEGY FUND
*
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 12,420,748 10,693,455 45,138,520 43,761,998
Shares sold ..................................... 4,288,713 3,268,598 38,191,924 21,661,214
Shares issued on reinvestment of distributions ........... 141,204 185,032 1,223,848 3,088,216
Shares redeemed ................................. (2,269,973) (1,726,337) (23,776,140) (23,372,908)
Shares outstanding, end of period 14,580,692 12,420,748 60,778,152 45,138,520
CLASS N
Shares outstanding, beginning of period ................ 1,208,423 1,015,293 5,106,449 4,589,425
Shares sold ..................................... 419,664 358,244 2,884,627 3,154,028
Shares issued on reinvestment of distributions ........... 9,510 26,152 96,856 365,949
Shares redeemed ................................. (914,853) (191,266) (2,881,060) (3,002,953)
Shares outstanding, end of period 722,744 1,208,423 5,206,872 5,106,449
CLASS R6
Shares outstanding, beginning of period ................ 13,762,129 4,499,554 4,906,237 3,321,303
Shares sold ..................................... 29,722,724 11,979,574 26,637,623 3,892,452
Shares issued on reinvestment of distributions ........... 719,788 382,200 459,702 449,169
Shares redeemed ................................. (1,368,584) (3,099,199) (10,790,378) (2,756,687)
Shares outstanding, end of period 42,836,057 13,762,129 21,213,184 4,906,237
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
December 31, 2024
AQR STYLE PREMIA ALTERNATIVE
FUND
*
AQR TREND TOTAL RETURN FUND
*
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
OPERATIONS:
Net investment income (loss) ........................ $ 27,786,683 $ 24,321,725 $ 1,055,709 $ 820,553
Net realized gain (loss) ............................. (230,382,580) 89,757,480 3,512,596 6,073,179
Net change in unrealized appreciation (depreciation) ....... 396,353,304 (4,900,210) 5,317,343 (523,081)
Net increase (decrease) in net assets resulting from
operations 193,757,407 109,178,995 9,885,648 6,370,651
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (35,728,836) (71,829,844) (2,686,049) (2,359,663)
Class N ...................................... (3,260,755) (6,340,099) (2,059,870) (1,713,941)
Class R6 ..................................... (42,808,365) (98,155,440) (2,466,994) (2,397,812)
Total distributions (81,797,956) (176,325,383) (7,212,913) (6,471,416)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 289,233,757 130,339,634 22,973,922 2,909,537
Reinvestment of distributions ......................... 34,874,006 70,582,053 2,686,049 2,359,663
Cost of shares redeemed ........................... (181,825,570) (139,069,139) (5,378,537) (11,814,957)
Net increase (decrease) from capital transactions 142,282,193 61,852,548 20,281,434 (6,545,757)
CLASS N — — — —
Proceeds from shares sold .......................... 46,537,597 13,978,264 23,044,647 3,598,074
Reinvestment of distributions ......................... 3,166,633 5,482,374 1,863,092 1,713,941
Cost of shares redeemed ........................... (34,847,037) (17,804,697) (20,009,395) (2,557,103)
Net increase (decrease) from capital transactions 14,857,193 1,655,941 4,898,344 2,754,912
CLASS R6 — — — —
Proceeds from shares sold .......................... 212,650,136 141,322,769 — —
Reinvestment of distributions ......................... 42,266,724 94,388,856 2,466,994 2,397,812
Cost of shares redeemed ........................... (166,310,939) (194,235,414) — —
Net increase (decrease) from capital transactions 88,605,921 41,476,211 2,466,994 2,397,812
Net increase (decrease) in net assets resulting from capital transactions 245,745,307 104,984,700 27,646,772 (1,393,033)
Total increase (decrease) in net assets 357,704,758 37,838,312 30,319,507 (1,493,798)
NET ASSETS:
Beginning of period ................................ 875,294,377 837,456,065 23,238,814 24,732,612
End of period ................................... $ 1,232,999,135 $ 875,294,377 $ 53,558,321 $ 23,238,814
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
December 31, 2024
AQR STYLE PREMIA ALTERNATIVE
FUND
*
AQR TREND TOTAL RETURN FUND
*
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 52,104,314 43,075,480 246,514 829,442
Shares sold ..................................... 36,277,460 16,874,625 1,615,233 230,227
Shares issued on reinvestment of distributions ........... 4,606,870 10,185,000 201,655 207,900
Shares redeemed ................................. (22,679,672) (18,030,791) (380,403) (1,021,055)
Shares outstanding, end of period 70,308,972 52,104,314 1,682,999 246,514
CLASS N
Shares outstanding, beginning of period ................ 4,656,394 4,317,987 678,939 440,938
Shares sold ..................................... 5,883,789 1,819,879 1,683,286 302,972
Shares issued on reinvestment of distributions ........... 423,347 800,347 140,188 151,408
Shares redeemed ................................. (4,431,735) (2,281,819) (1,415,509) (216,379)
Shares outstanding, end of period 6,531,795 4,656,394 1,086,904 678,939
CLASS R6
Shares outstanding, beginning of period ................ 70,825,820 64,261,848 1,112,251 901,176
Shares sold ..................................... 26,591,935 18,263,498 — —
Shares issued on reinvestment of distributions ........... 5,546,814 13,542,160 184,793 211,075
Shares redeemed ................................. (20,787,536) (25,241,686) — —
Shares outstanding, end of period 82,177,033 70,825,820 1,297,044 1,112,251
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Cash Flows

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
December 31, 2024
AQR
ALTERNATIVE
RISK PREMIA
FUND
**
AQR DIVERSIFIED
ARBITRAGE FUND
AQR EQUITY
MARKET
NEUTRAL FUND
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ............... $ 31,393,211 $ 58,931,502 $ 109,714,142
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities: — — —
Payments to purchase securities .................................... (210,318,280) (3,623,227,605) (2,319,800,423)
Payments to cover short positions in securities .......................... (563,096,413) (1,887,259,522) (1,445,926,699)
Proceeds from sale of securities ..................................... 267,286,052 3,419,174,275 918,412,958
Proceeds from short positions in securities ............................. 500,834,743 2,142,164,886 2,848,161,212
Proceeds from option contracts written ................................ — 422,525 —
Payments to close option contracts written ............................. — (226,280) —
(Purchases) sales of short-term investments, net ........................ (49,837,794) (245,833,222) (483,808,727)
Realized (gain) loss on investments in securities ........................ (20,469,465) (187,897,426) 49,033,512
Realized (gain) loss on short positions in securities ....................... 60,256,367 192,682,205 172,017,202
Realized (gain) loss on option contracts written ......................... — (181,738) —
Change in unrealized (appreciation) depreciation on investments in securities ... (12,317,906) (11,069,721) (121,359,014)
Change in unrealized (appreciation) depreciation on short positions in securities . (53,637,680) (6,146,748) (143,391,341)
Amortization (accretion) of bond premium (discount) ...................... (1,288,518) (29,460,213) (12,078,476)
(Increases) decreases in operating assets: – – –
Due from brokers ................................................ (365,537) 2,665,253 29,160
Due from Custodian — 1,200,329 —
Deposits with brokers for futures contracts ............................. (3,880,427) 2,191,641 —
Unrealized appreciation on forward foreign currency exchange contracts ...... (1,834,007) (1,180,157) (1,591,162)
Unrealized appreciation on OTC swaps ............................... 325,144 (1,781,398) 892,729
Deposits for securities sold short .................................... 37,478,484 4,070,726 (44,078,448)
Deposits with brokers for centrally cleared swaps ....................... 467,466 4,828,585 —
Variation margin on centrally cleared swaps ............................ (78,049) 78,474 —
Variation margin on futures contracts ................................. (637,103) (66,142) —
Foreign tax reclaim .............................................. (63,180) 30,732 (267,519)
Dividends and Interest ............................................ 18,533 (3,490,996) (2,856,108)
Prepaid expenses ............................................... (1,877) 2,796 (25,543)
Increases (decreases) in operating liabilities – – –
Due to broker ................................................... 610,528 7,814,716 720,340
Unrealized depreciation on forward foreign currency exchange contracts ...... (505,913) (529,763) (44,565)
Unrealized depreciation on OTC swaps ............................... 504,447 (3,426,048) (2,489,056)
Variation margin on centrally cleared swaps ............................ (152,548) 12,921 —
Variation margin on futures contracts ................................. (425,454) (183,898) —
Accrued investment advisory fees ................................... 46,705 193,428 486,047
Accrued distribution fees—Class N ................................... 861 (2,176) 8,072
Dividends and Interest payable on securities sold short ................... (48,055) 1,429,880 2,347,321
Other accrued expenses and liabilities ................................ (19,765) 13,687 84,409
Net cash provided by (used in) operating activities $ (19,755,430) $ (164,054,492) $ (475,809,977)
— — —
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES — — —
Proceeds from shares sold ......................................... 123,304,073 696,942,097 777,181,314
Payments on shares redeemed ..................................... (102,820,921) (528,983,249) (300,859,451)
Cash distributions paid ............................................ (53,639) (5,819,050) (498,989)
Net cash provided by (used in) financing activities ....................... $ 20,429,513 $ 162,139,798 $ 475,822,874
Net change in cash and cash denominated in foreign currencies .............. 674,083 (1,914,694) 12,897
Cash, beginning of period ......................................... 601,214 5,773,503 1,833,980
Cash, end of period^ ............................................. $ 1,275,297 $ 3,858,809 $ 1,846,877
Supplemental disclosure of cash flow information:
Cash paid during the period for interest in the amount of $50,734, $142,257 and $221,300.
Non-cash activities relating to corporate actions are in the amounts of $103,726, $244,466,274 and $–.
Non-cash financing activities consist of reinvestment of distributions in the amount $4,900,110, $19,380,879 and $46,589,394.
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Cash Flows

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
December 31, 2024
AQR LONG-
SHORT EQUITY
FUND
AQR MANAGED
FUTURES
STRATEGY FUND
**
AQR MANAGED
FUTURES
STRATEGY HV
FUND
**
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ............... $ 399,572,339 $ 108,337,153 $ 16,225,835
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities: — — —
Payments to purchase securities .................................... (6,213,973,707) (1,509,309,549) (434,975,632)
Payments to cover short positions in securities .......................... (3,410,146,039) (841,352,624) (279,380,045)
Proceeds from sale of securities ..................................... 2,130,239,407 507,946,543 122,773,769
Proceeds from short positions in securities ............................. 7,456,053,176 1,904,164,152 614,776,783
(Purchases) sales of short-term investments, net ........................ (932,812,269) 26,713,581 (81,646,622)
Realized (gain) loss on investments in securities ........................ 156,128,359 27,622,872 4,532,306
Realized (gain) loss on short positions in securities ....................... 427,554,729 83,282,092 29,155,822
Change in unrealized (appreciation) depreciation on investments in securities ... (335,238,575) (62,840,367) (18,574,157)
Change in unrealized (appreciation) depreciation on short positions in securities . (385,609,327) (90,825,895) (27,676,615)
Amortization (accretion) of bond premium (discount) ...................... (49,716,542) (50,679,605) (6,309,399)
(Increases) decreases in operating assets: – – –
Due from brokers ................................................ 92,684,211 3,764,187 (134,303)
Due from Custodian — — —
Deposits with brokers for futures contracts ............................. (27,264,561) (15,992,637) (16,197,277)
Unrealized appreciation on forward foreign currency exchange contracts ...... 190,059 5,627,284 (5,169,124)
Unrealized appreciation on OTC swaps ............................... 3,955,892 5,247,770 505,970
Deposits for securities sold short .................................... (172,612,175) (127,834,880) (48,036,888)
Deposits with brokers for centrally cleared swaps ....................... — (3,208,348) (2,693,812)
Variation margin on centrally cleared swaps ............................ — (507,035) (40,638)
Variation margin on futures contracts ................................. — (4,017,667) (1,850,870)
Foreign tax reclaim .............................................. (1,736,632) (135,352) (30,983)
Dividends and Interest ............................................ (6,421,908) (1,857,854) (679,969)
Prepaid expenses ............................................... (7,601) (13,074) (20,197)
Increases (decreases) in operating liabilities – – –
Due to broker ................................................... (1,435,422) 3,481,660 834,151
Unrealized depreciation on forward foreign currency exchange contracts ...... 6,092,212 (29,832,463) (929,370)
Unrealized depreciation on OTC swaps ............................... (32,408,787) (16,130,788) (2,922,616)
Variation margin on centrally cleared swaps ............................ — (998,686) (170,404)
Variation margin on futures contracts ................................. 1,704,461 (813,717) 328,580
Accrued investment advisory fees ................................... 1,146,058 1,616 143,100
Accrued distribution fees—Class N ................................... 18,941 1,463 783
Dividends and Interest payable on securities sold short ................... 6,421,769 1,742,644 569,218
Other accrued expenses and liabilities ................................ 385,662 85,424 (3,210)
Net cash provided by (used in) operating activities $ (887,236,270) $ (78,332,100) $ (137,595,814)
— — —
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES — — —
Proceeds from shares sold ......................................... 1,662,685,965 734,373,386 242,611,201
Payments on shares redeemed ..................................... (759,439,100) (640,979,149) (104,081,774)
Cash distributions paid ............................................ (18,038,459) (12,572,861) (104,659)
Due to custodian ................................................ 5,887 (1,042,604) —
Net cash provided by (used in) financing activities ....................... $ 885,214,293 $ 79,778,772 $ 138,424,768
Net change in cash and cash denominated in foreign currencies .............. (2,021,977) 1,446,672 828,954
Cash, beginning of period ......................................... 11,071,953 3,252,454 1,059,589
Cash, end of period^ ............................................. $ 9,049,976 $ 4,699,126 $ 1,888,543
Supplemental disclosure of cash flow information:
Cash paid during the period for interest in the amount of $486,721, $414,022 and $51,302.
Non-cash financing activities consist of reinvestment of distributions in the amount $129,068,173, $43,144,268 and $7,024,872.
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Cash Flows

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
December 31, 2024
AQR MULTI-
ASSET FUND
**
AQR STYLE
PREMIA
ALTERNATIVE
FUND
**
AQR TREND
TOTAL RETURN
FUND
**
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ...............
$ 35,667,765
$ 193,757,407
$ 9,885,648
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
—
—
—
Payments to purchase securities ....................................
(498,796,979)
(3,371,030,261)
(63,230,770)
Payments to cover short positions in securities ..........................
(124,525,095)
(1,500,016,908)
(19,230,005)
Proceeds from sale of securities .....................................
294,807,097
1,013,103,354
17,769,646
Proceeds from short positions in securities .............................
162,633,715
3,672,729,806
68,535,478
(Purchases) sales of short-term investments, net ........................
(96,980,911)
(31,674,519)
(27,473,568)
Realized (gain) loss on investments in securities ........................
3,900,855
97,954,729
1,367,077
Realized (gain) loss on short positions in securities .......................
14,067,657
215,418,181
1,678,273
Change in unrealized (appreciation) depreciation on investments in securities ...
(38,815,792)
(183,194,674)
(675,375)
Change in unrealized (appreciation) depreciation on short positions in securities .
(12,662,308)
(169,137,697)
(4,054,166)
Amortization (accretion) of bond premium (discount) ......................
(5,217,028)
(21,059,446)
(554,321)
(Increases) decreases in operating assets:
–
–
–
Due from brokers ................................................
(390,982)
3,176,250
8,802,388
Due from Custodian
—
—
—
Deposits with brokers for futures contracts .............................
(16,940,369)
(56,001,021)
(5,092,849)
Unrealized appreciation on forward foreign currency exchange contracts ......
(8,434,642)
(9,232,436)
(1,607,153)
Unrealized appreciation on OTC swaps ...............................
(95,301)
4,092,668
451,401
Deposits for securities sold short ....................................
—
(22,531,563)
(7,569,281)
Deposits with brokers for centrally cleared swaps .......................
—
5,212,027
(641,512)
Variation margin on centrally cleared swaps ............................
—
(446,400)
(20,237)
Variation margin on futures contracts .................................
(1,344,015)
(2,612,399)
(200,468)
Foreign tax reclaim ..............................................
(34,796)
(511,615)
(3,265)
Dividends and Interest ............................................
(620,233)
(3,151,262)
(118,472)
Due from Investment Adviser .......................................
—
—
(37,495)
Prepaid expenses ...............................................
(2,783)
(7,827)
(5,826)
Increases (decreases) in operating liabilities
–
–
–
Due to broker ...................................................
970,555
4,228,722
(271,622)
Unrealized depreciation on forward foreign currency exchange contracts ......
6,021,104
1,627,540
1,285,917
Unrealized depreciation on OTC swaps ...............................
333,649
(17,882,927)
(561,954)
Variation margin on centrally cleared swaps ............................
—
(1,193,626)
—
Variation margin on futures contracts .................................
(633,032)
(80,387)
141,307
Accrued investment advisory fees ...................................
165,266
340,362
(7,737)
Accrued distribution fees—Class N ...................................
(828)
3,665
1,225
Dividends and Interest payable on securities sold short ...................
73,446
3,494,245
79,073
Other accrued expenses and liabilities ................................
14,260
98,466
(24,950)
Net cash provided by (used in) operating activities
$ (286,839,725)
$ (174,527,546)
$ (21,383,593)
—
—
—
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
—
—
—
Proceeds from shares sold .........................................
342,591,780
555,778,587
45,979,154
Payments on shares redeemed .....................................
(54,104,970)
(383,287,788)
(25,365,323)
Cash distributions paid ............................................
(1,088,465)
(1,490,593)
(196,778)
Due to custodian ................................................
8,139
—
—
Net cash provided by (used in) financing activities .......................
$ 287,406,484
$ 171,000,206
$ 20,417,053
Net change in cash and cash denominated in foreign currencies ..............
566,759
(3,527,340)
(966,540)
Cash, beginning of period .........................................
1,216,421
16,404,186
1,274,038
Cash, end of period^ .............................................
$ 1,783,180
$ 12,876,846
$ 307,498
Supplemental disclosure of cash flow information:
Cash paid during the period for interest in the amount of $63,734, $698,097 and $9,308.
Non-cash activities relating to corporate actions are in the amounts of $–, $522,030 and $–.
Non-cash financing activities consist of reinvestment of distributions in the amount $9,254,652, $80,307,363 and $7,016,135.
**
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Cash Flows

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
December 31, 2024
^ The following is a reconciliation of cash and cash denominated in foreign currencies reported on the Statements of Assets and Liabilities that sum to the total of the same such amounts disclosed on the Statements of Cash Flows:
FUND CASH
CASH
DENOMINATED
IN FOREIGN
CURRENCIES
TOTAL CASH
AND CASH
DENOMINATED
IN FOREIGN
CURRENCIES
AQR Alternative Risk Premia Fund .......................................... $ 606,653 $ 668,644 $ 1,275,297
AQR Diversified Arbitrage Fund ............................................. 878,052 2,980,757 3,858,809
AQR Equity Market Neutral Fund ........................................... 276,057 1,570,820 1,846,877
AQR Long-Short Equity Fund .............................................. — 9,049,976 9,049,976
AQR Managed Futures Strategy Fund ........................................ 296,894 4,402,232 4,699,126
AQR Managed Futures Strategy HV Fund ..................................... 1,291,787 596,756 1,888,543
AQR Multi-Asset Fund ................................................... — 1,783,180 1,783,180
AQR Style Premia Alternative Fund .......................................... 8,236,830 4,640,016 12,876,846
AQR Trend Total Return Fund .............................................. 212,389 95,109 307,498

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2024
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR ALTERNATIVE RISK PREMIA FUND CLASS I
^
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 9.75 0.28 1.51 1.79 (0.25) — — (0.25)
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 9.47 0.34 0.38 0.72 (0.44) — — (0.44)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.56 0.08 1.83 1.91 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.89 (0.05) 1.03 0.98 (0.31) — — (0.31)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.89 (0.02) (1.84) (1.86) (0.14) — — (0.14)
AQR ALTERNATIVE RISK PREMIA FUND CLASS N
^
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 9.67 0.29 1.47 1.76 (0.23) — — (0.23)
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 9.40 0.31 0.38 0.69 (0.42) — — (0.42)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.53 0.05 1.82 1.87 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.86 (0.06) 1.02 0.96 (0.29) — — (0.29)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.88 (0.04) (1.84) (1.88) (0.14) — — (0.14)
AQR ALTERNATIVE RISK PREMIA FUND CLASS R6
^
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 9.78 0.32 1.50 1.82 (0.26) — — (0.26)
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 9.51 0.35 0.37 0.72 (0.45) — — (0.45)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.58 0.09 1.84 1.93 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.91 (0.03) 1.02 0.99 (0.32) — — (0.32)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.91 (0.02) (1.84) (1.86) (0.14) — — (0.14)
AQR DIVERSIFIED ARBITRAGE FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 11.89 0.37 0.01
6
0.38 (0.15) — — (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.69 0.40 0.13 0.53 (0.33) — — (0.33)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.10 0.08
7
(0.48) (0.40) (0.01) — — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 11.46 (0.12) 0.84 0.72 (0.08) — — (0.08)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.30 (0.03) 2.37 2.34 (0.15) — (0.03) (0.18)
AQR DIVERSIFIED ARBITRAGE FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 11.88 0.34 0.01
6
0.35 (0.12) — — (0.12)
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.68 0.36 0.13 0.49 (0.29) — — (0.29)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.12 0.07
7
(0.50) (0.43) (0.01) — — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 11.48 (0 .15) 0.84 0.69 (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.31 (0.06) 2.38 2.32 (0.12) — (0.03) (0.15)
AQR DIVERSIFIED ARBITRAGE FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 11.89 0.39 (0.01)
6
0.38 (0.16) — — (0.16)
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.69 0.41 0.13 0.54 (0.34) — — (0.34)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.08 0.10
7
(0.48) (0.38) (0.01) — — (0 .01)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 11.44 (0.11) 0.84 0.73 (0.09) — — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.28 (0.01) 2.36 2.35 (0.15) — (0.04) (0.19)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2024
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 11.29 18.40% $ 74,933 5.12% 5.01% 1.40% 2.49% 197%
$ 9.75 7.53% $ 53,905 4.90% 4.74% 1.40% 3.44% 158%
$ 9.47 25.26% $ 54,627 3.30% 3.12% 1.40% 0.91% 262%
$ 7.56 14.25% $ 46,808 3.09% 2.79% 1.40% (0.62)% 179%
$ 6.89 (20.95)% $ 61,080 3.31% 3.20% 1.41% (0.31)% 232%
$ 11.20 18.20% $ 9,818 5.39% 5.26% 1.65% 2.54% 197%
$ 9.67 7.24% $ 6,464 5.14% 4.99% 1.65% 3.18% 158%
$ 9.40 24.83% $ 5,926 3.56% 3.37% 1.65% 0.58% 262%
$ 7.53 14.03% $ 7,422 3.35% 3.04% 1.65% (0.78)% 179%
$ 6.86 (21.20)% $ 6,503 3.57% 3.45% 1.66% (0.51)% 232%
$ 11.34 18.67% $ 135,908 5.04% 4.91% 1.30% 2.81% 197%
$ 9.78 7.49% $ 109,778 4.80% 4.64% 1.30% 3.54% 158%
$ 9.51 25.46% $ 101,094 3.21% 3.02% 1.30% 1.08% 262%
$ 7.58 14.31% $ 82,522 3.00% 2.69% 1.30% (0.43)% 179%
$ 6.91 (20.90)% $ 54,859 3.22% 3.10% 1.31% (0.24)% 232%
$ 12.12 3.19% $ 1,262,255 1.69% 1.69% 1.20% 3.08% 361%
$ 11.89 4.51% $ 1,217,509 1.33% 1.33% 1.20% 3.35% 197%
$ 11.69 (3.29)% $ 1,017,383 1.31% 1.30% 1.20% 0.68%
7
164%
$ 12.10 6.27% $ 922,765 1.51% 1.47% 1.20% (0.98)% 518%
$ 11.46 25.21% $ 611,741 2.10% 2.04% 1.20% (0.29)% 598%
$ 12.11 2.92% $ 44,631 1.94% 1.94% 1.45% 2.83% 361%
$ 11.88 4.23% $ 54,731 1.58% 1.58% 1.45% 3.05% 197%
$ 11.68 (3.54)% $ 66,385 1.57% 1.55% 1.45% 0.58%
7
164%
$ 12.12 5.99% $ 44,676 1.76% 1.72% 1.45% (1.22)% 518%
$ 11.48 24.96% $ 34,599 2.35% 2.29% 1.45% (0.60)% 598%
$ 12.11 3.20% $ 716,722 1.60% 1.59% 1.10% 3.19% 361%
$ 11.89 4.61% $ 527,484 1.23% 1.23% 1.10% 3.46% 197%
$ 11.69 (3.13)% $ 458,946 1.22% 1.20% 1.10% 0.81%
7
164%
$ 12.08 6.37% $ 358,110 1.42% 1.37% 1.10% (0.88)% 518%
$ 11.44 25.36% $ 232,201 2.00% 1.94% 1.10% (0.10)% 598%

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2024
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR DIVERSIFYING STRATEGIES FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 11.22 0.57 0.91 1.48 (0.39) (0.00)
8
— (0.39)
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.47 1.66 (0.64) 1.02 (1.25) (0.02) — (1.27)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.82 1.43 0.17
6
1.60 (0.93) (0.02) — (0.95)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 10.37 0.57 0.54 1.11 (0.51) (0.15) — (0.66)
FOR THE PERIOD 6/08/20
10
-12/31/20 $ 10.00 0.23 0.34 0.57 (0.20) — — (0.20)
AQR DIVERSIFYING STRATEGIES FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 11.18 0.45 1.00 1.45 (0.37) (0.00)
8
— (0.37)
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.45 1.54 (0.56) 0.98 (1.23) (0.02) — (1.25)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.80 0.95 0.62
6
1.57 (0.90) (0.02) — (0.92)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 10.37 0.75 0.33 1.08 (0.50) (0.15) — (0.65)
FOR THE PERIOD 6/08/20
10
-12/31/20 $ 10.00 0.15 0.41 0.56 (0.19) — — (0.19)
AQR DIVERSIFYING STRATEGIES FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 11.24 1.14 0.35 1.49 (0.40) (0.00)
8
— (0.40)
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.49 1.02 0.01 1.03 (1.26) (0.02) — (1.28)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.83 0.91 0.70
6
1.61 (0.93) (0.02) — (0.95)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 10.37 0.51 0.62 1.13 (0.52) (0.15) — (0.67)
FOR THE PERIOD 6/08/20
10
-12/31/20 $ 10.00 0.18 0.39 0.57 (0.20) — — (0.20)
AQR EQUITY MARKET NEUTRAL FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 8.48 0.31 1.83 2.14 (0.61) — — (0.61)
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.78 0.35 1 .16 1.51 (1.81) — — (1.81)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.32 0.03 1.95 1.98 (0.52) — — (0.52)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.31 (0.09) 1.20 1.11 — (0.10) — (0.10)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.20 (0.02) (1.77) (1.79) — (1.10) — (1.10)
AQR EQUITY MARKET NEUTRAL FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 8.31 0.27 1.80 2.07 (0.59) — — (0.59)
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.65 0.32 1.13 1.45 (1.79) — — (1.79)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.21 0.01 1.93 1.94 (0.50) — — (0 .50)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.23 (0.10) 1.18 1.08 — (0.10) — (0.10)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.12 (0.03) (1.76) (1.79) — (1.10) — (1.10)
AQR EQUITY MARKET NEUTRAL FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 8.52 0.32 1.85 2.17 (0.62) — — (0.62)
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.82 0.36 1.16 1.52 (1.82) — — (1.82)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.35 0.06 1.94 2.00 (0.53) — — (0.53)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.32 (0.08) 1 .21 1.13 — (0.10) — (0.10)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.22 (0.00)
8
(1.80) (1.80) — (1.10) — (1.10)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2024
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 12.31 13.26% $ 1,351,437 0.20% 0.20% 0.20% 4.61% 14%
$ 11.22 8.88% $ 422,538 0.21% 0.20% 0.20% 13.85% 37%
$ 11.47 14.69% $ 177,048 0.29% 0.20% 0.20% 11.92% 48%
$ 10.82 10.66% $ 27,048 1.03%
9
0.20% 0.20% 5.11% 14%
$ 10.37 5.71% $ 15,645 1.31%
9
0.20% 0.20% 3.91% 14%
$ 12.26 12.97% $ 77,369 0.44% 0.44% 0.44% 3.63% 14%
$ 11.18 8.53% $ 28,964 0.46% 0.45% 0.45% 12.92% 37%
$ 11.45 14.49% $ 6,499 0.52% 0.45% 0.45% 7.90% 48%
$ 10.80 10.37% $ 1,792 1.15%
9
0.45% 0.45% 6.69% 14%
$ 10.37 5.61% $ 533 1.87%
9
0.45% 0.45% 2.56% 14%
$ 12.33 13.31% $ 52,792 0.10% 0.10% 0.10% 9.11% 14%
$ 11.24 8.94% $ 488 0.12% 0.10% 0.10% 8.56% 37%
$ 11.49 14.84% $ 5,133 0.22% 0.10% 0.10% 7.65% 48%
$ 10.83 10.84% $ 4,725 0.93%
9
0.10% 0.10% 4.55% 14%
$ 10.37 5.75% $ 4,492 1.62%
9
0.10% 0.10% 3.06% 14%
$ 10.01 25.29% $ 471,766 4.66% 4.65% 1.30% 3.14% 412%
$ 8.48 17.13% $ 142,947 1.55% 1.47% 1.30% 3.68% 197%
$ 8.78 27.22% $ 116,154 1.62% 1.47% 1.30% 0.35% 319%
$ 7.32 17.64% $ 32,802 1.87% 1.48% 1.30% (1.22)% 282%
$ 6.31 (19.52)% $ 38,498 1.73% 1.63% 1.30% (0.20)% 312%
$ 9.79 25.00% $ 79,043 4.92% 4.90% 1.55% 2.81% 412%
$ 8.31 16.71% $ 22,616 1.81% 1.72% 1.55% 3.43% 197%
$ 8.65 27.03% $ 24,133 1.88% 1.72% 1.55% 0.12% 319%
$ 7.21 17.38% $ 15,968 2.13% 1.73% 1.55% (1.45)% 282%
$ 6.23 (19.70)% $ 10,040 2.03% 1.88% 1.55% (0.33)% 312%
$ 10.07 25.49% $ 288,575 4.57% 4.55% 1.20% 3.23% 412%
$ 8.52 17.14% $ 88,110 1.46% 1.37% 1.20% 3.82% 197%
$ 8.82 27.33% $ 38,898 1.53% 1.37% 1.20% 0.72% 319%
$ 7.35 17.93% $ 5,917 1.79% 1.38% 1.20% (1.13)% 282%
$ 6.32 (19.61)% $ 4,758 1.67% 1.53% 1.20% (0.01)% 312%

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2024
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR LONG-SHORT EQUITY FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 13.18 0.51 3.47 3.98 (1.14) — — (1.14)
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 12.81 0 .50 2.61 3.11 (2.74) — — (2.74)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.31 0.02 2.29 2.31 (1.32) (0.49) — (1.81)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.39 (0.14) 3.06 2.92 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 11.08 (0.04) (1.50) (1.54) — (0.15) — (0.15)
AQR LONG-SHORT EQUITY FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 12.86 0.48 3.36 3.84 (1.11) — — (1.11)
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 12.56 0.47 2.55 3.02 (2.72) — — (2.72)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.09 (0.03) 2.27 2.24 (1.28) (0.49) — (1.77)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.25 (0.17) 3.01 2.84 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 10.95 (0.08) (1.47) (1.55) — (0.15) — (0.15)
AQR LONG-SHORT EQUITY FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 13.30 0.51 3.52 4.03 (1.15) — — (1.15)
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 12.90 0.50 2.65 3.15 (2.75) — — (2.75)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.38 (0.03) 2.37 2.34 (1.33) (0.49) — (1.82)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.44 (0.13) 3.07 2.94 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 11.12 (0.02) (1.51) (1.53) — (0.15) — (0.15)
AQR MACRO OPPORTUNITIES FUND CLASS I
^
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 9.79 0.30 (0.37) (0.07) (0.18) — — (0.18)
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 10.82 0.28 (0.32) (0.04) (0.99) — — (0.99)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 9.01 0.15 2.46 2.61 (0.03) (0.77) — (0.80)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.58 (0.12) (0.31) (0.43) (0.08) (0.06) — (0.14)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.52 (0.07) 0.22 0.15 — (0.09) — (0.09)
AQR MACRO OPPORTUNITIES FUND CLASS N
^
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 9.66 0.27 (0.36) (0.09) (0.15) — — (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 10.61 0.26 (0.32) (0.06) (0.89) — — (0.89)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 8.86 0.12 2.42 2.54 (0.02) (0.77) — (0.79)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.42 (0.14) (0.30) (0.44) (0.06) (0.06) — (0.12)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.39 (0.10) 0.22 0.12 — (0.09) — (0.09)
AQR MACRO OPPORTUNITIES FUND CLASS R6
^
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 9.81 0.30 (0 .36) (0.06) (0.19) — — (0.19)
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 10.85 0.30 (0.33) (0.03) (1.01) — — (1.01)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 9.03 0.12 2.51 2.63 (0.04) (0.77) — (0.81)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.60 (0.11) (0.31) (0.42) (0.09) (0.06) — (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.53 (0.07) 0.23 0.16 — (0.09) — (0.09)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2024
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 16.02 30.16% $ 2,091,619 4.47% 4.47% 1.30% 3.29% 362%
$ 13.18 24.28% $ 909,818 1.37% 1.36% 1.30% 3.47% 0%
$ 12.81 19.11% $ 544,239 1.37% 1.34% 1.30% 0.16% 0%
$ 12.31 31.10% $ 278,938 1.36% 1.31% 1.30% (1.26)% 0%
$ 9.39 (13.91)% $ 350,475 1.32% 1.31% 1.30% (0.42)% 269%
$ 15.59 29.83% $ 142,375 4.73% 4.72% 1.55% 3.11% 362%
$ 12.86 24.02% $ 39,327 1.62% 1.61% 1.55% 3.29% 0%
$ 12.56 18.84% $ 13,691 1.63% 1.59% 1.55% (0.23)% 0%
$ 12.09 30.70% $ 11,049 1.62% 1.56% 1.55% (1.52)% 0%
$ 9.25 (14.17)% $ 6,934 1.57% 1.56% 1.55% (0.79)% 269%
$ 16.18 30.28% $ 12,294 4.37% 4.37% 1.20% 3.25% 362%
$ 13.30 24.42% $ 7,191 1.28% 1.26% 1.20% 3.52% 0%
$ 12.90 19.25% $ 6,726 1.28% 1.24% 1.20% (0.19)% 0%
$ 12.38 31.14% $ 14,951 1.27% 1.21% 1.20% (1.16)% 0%
$ 9.44 (13.77)% $ 15,920 1.23% 1.21% 1.20% (0.25)% 269%
$ 9.54 (0.65)% $ 26,909 1.65% 1.42% 1.20% 3.06% 141%
$ 9.79 (0.33)% $ 36,898 1.44% 1.21% 1.20% 2.59% 70%
$ 10.82 29.28% $ 129,055 1.98% 1.68% 1.20% 1.34% 319%
$ 9.01 (4.54)% $ 7,190 2.32%
11
1.26% 1.25% (1.23)% 0%
$ 9.58 1.61% $ 8,510 2.22% 1.35% 1.34% (0.77)% 0%
$ 9.42 (0.91)% $ 1,432 1.91% 1.67% 1.45% 2.81% 141%
$ 9.66 (0.55)% $ 2,207 1.71% 1.46% 1.45% 2.49% 70%
$ 10.61 28.87% $ 7,366 2.28% 1.93% 1.45% 1.13% 319%
$ 8.86 (4.72)% $ 638 2.60%
11
1.50% 1.50% (1.47)% 0%
$ 9.42 1.31% $ 537 2.47% 1.60% 1.59% (1.04)% 0%
$ 9.56 (0.54)% $ 178,644 1.55% 1.32% 1.10% 3.04% 141%
$ 9.81 (0.25)% $ 64,460 1.38% 1.11% 1.10% 2.85% 70%
$ 10.85 29.38% $ 43,554 1.98% 1.58% 1.10% 1.13% 319%
$ 9.03 (4.41)% $ 19,389 2.24%
11
1.16% 1.15% (1.13)% 0%
$ 9.60 1.71% $ 19,070 2.12% 1.23% 1.22% (0.71)% 0%

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2024
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR MANAGED FUTURES STRATEGY FUND CLASS I
^
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 8.18 0.28 0.41 0.69 (0.33) — — (0.33)
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.71 0.29 (0.13) 0.16 (0.68) — (0.01) (0.69)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.26 0.03 2.53 2.56 (1.11) — — (1.11)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 7.85 (0.09) 0.00
8
(0.09) (0.50) — — (0.50)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.30 (0.04) 0.01 (0.03) (0.42) — — (0.42)
AQR MANAGED FUTURES STRATEGY FUND CLASS N
^
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 8.11 0.25 0.41 0.66 (0.31) — — (0.31)
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.63 0.26 (0.12) 0.14 (0.65) — (0.01) (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.20 0.00
8
2.52 2.52 (1.09) — — (1.09)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 7.78 (0.11) 0.00
8
(0.11) (0.47) — — (0.47)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.16 (0.06) 0.00
8
(0.06) (0.32) — — (0.32)
AQR MANAGED FUTURES STRATEGY FUND CLASS R6
^
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 8.20 0.29 0.40 0.69 (0.33) — — (0.33)
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.72 0.30 (0.12) 0.18 (0.69) — (0.01) (0.70)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.27 0.05 2.52 2.57 (1.12) — — (1.12)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 7.86 (0.09) 0 .01 (0.08) (0.51) — — (0.51)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.32 (0.03) 0.00
8
(0.03) (0.43) — — (0.43)
AQR MANAGED FUTURES STRATEGY HV FUND CLASS I
^
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 7.71 0.19 0.67 0.86 (0.19) — — (0.19)
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.35 0.23 (0.28) (0.05) (0.59) — — (0.59)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 6.09 0.01 3.03 3.04 (0.78) — — (0.78)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.91 (0.12) (0.03) (0.15) (0.67) — — (0.67)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 7.64 (0.06) (0.01) (0.07) (0.66) — — (0.66)
AQR MANAGED FUTURES STRATEGY HV FUND CLASS N
^
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 7.77 0.17 0.68 0.85 (0.18) — — (0.18)
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.41 0.21 (0.28) (0.07) (0.57) — — (0.57)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 6.12 (0.01) 3.04 3.03 (0.74) — — (0.74)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.94 (0.13) (0.04) (0.17) (0.65) — — (0.65)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 7.56 (0.07) (0.01) (0.08) (0.54) — — (0.54)
AQR MANAGED FUTURES STRATEGY HV FUND CLASS R6
^
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 7.74 0.21 0.66 0.87 (0.20) — — (0.20)
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.37 0 .24 (0.27) (0.03) (0.60) — — (0.60)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 6.11 0.01 3.04 3.05 (0.79) — — (0.79)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.93 (0.11) (0.03) (0.14) (0.68) — — (0.68)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 7.66 (0.05) (0.01) (0.06) (0 .67) — — (0.67)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2024
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 8.54 8.41% $ 1,331,818 1.88% 1.87% 1.25% 3.20% 605%
$ 8.18 1.80% $ 1,147,293 1.27% 1.27% 1.25% 3.28% 0%
$ 8.71 35.38% $ 1,311,469 1.27% 1.27% 1.25% 0.28% 0%
$ 7.26 (1.06)% $ 870,337 1.24% 1.24% 1.23% (1.18)% 0%
$ 7.85 (0.29)% $ 1,445,072 1.22% 1.22% 1.22% (0.46)% 0%
$ 8.46 8.10% $ 59,908 2.14% 2.12% 1.50% 2.95% 605%
$ 8.11 1.64% $ 50,893 1.53% 1.52% 1.50% 3.01% 0%
$ 8.63 35.04% $ 64,180 1.53% 1.52% 1.50% 0.01% 0%
$ 7.20 (1.31)% $ 48,894 1.47% 1.47% 1.47% (1.41)% 0%
$ 7.78 (0.60)% $ 367,278 1.49% 1.49% 1.49% (0.72)% 0%
$ 8.56 8.49% $ 156,247 1.79% 1.77% 1.15% 3.30% 605%
$ 8.20 2.02% $ 149,910 1.18% 1.17% 1.15% 3.38% 0%
$ 8.72 35.41% $ 164,434 1.19% 1.17% 1.15% 0.52% 0%
$ 7.27 (0.94)% $ 100,572 1.15% 1.15% 1.15% (1.09)% 0%
$ 7.86 (0.30)% $ 437,288 1.14% 1.14% 1.14% (0.37)% 0%
$ 8.38 11.22% $ 88,577 2.87% 2.72% 1.65% 2.30% 657%
$ 7.71 (0.58)% $ 77,590 1.87% 1.68% 1.65% 2.72% 0%
$ 8.35 50.00% $ 131,821 1.93%
12
1.66% 1.65% 0.12% 0%
$ 6.09 (2.11)% $ 37,100 1.94% 1.71% 1.70% (1.65)% 0%
$ 6.91 (0.65)% $ 90,075 1.76% 1.66% 1.65% (0.83)% 0%
$ 8.44 10.91% $ 9,013 3.13% 2.97% 1.90% 2.04% 657%
$ 7.77 (0.81)% $ 3,887 2.12% 1.93% 1.90% 2.49% 0%
$ 8.41 49.52% $ 4,923 2.17%
12
1.91% 1.90% (0.06)% 0%
$ 6.12 (2.34)% $ 2,325 2.20% 1.96% 1.95% (1.91)% 0%
$ 6.94 (0.80)% $ 3,141 1.99% 1.91% 1.90% (0.87)% 0%
$ 8.41 11.26% $ 207,673 2.78% 2.62% 1.55% 2.47% 657%
$ 7.74 (0.34)% $ 80,335 1.78% 1.58% 1.55% 2.89% 0%
$ 8.37 49.95% $ 46,323 1.84%
12
1.56% 1.55% 0.07% 0%
$ 6.11 (1.92)% $ 20,134 1.84% 1.60% 1.59% (1.55)% 0%
$ 6.93 (0.49)% $ 25,354 1.65% 1.56% 1.55% (0.65)% 0%

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2024
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR MULTI-ASSET FUND CLASS I
^
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 9.58 0.25 0.80 1.05 (0.18) — — (0.18)
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.83 0.29 0.69 0.98 (0.23) — — (0.23)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.54 0.25 (1.36) (1.11) (0.60) (0.00)
8
— (0.60)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.81 0.14 1.27 1.41 (0.57) (0.11) — (0.68)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.66 0.01 0.25 0.26 (0.11) — — (0.11)
AQR MULTI-ASSET FUND CLASS N
^
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 9.55 0.21 0.80 1 .01 (0.15) — — (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.80 0.26 0.70 0.96 (0.21) — — (0.21)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.51 0.22 (1.34) (1.12) (0.59) (0.00)
8
— (0.59)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.79 0.11 1.27 1.38 (0.55) (0 .11) — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.63 (0.01) 0.24 0.23 (0.07) — — (0.07)
AQR MULTI-ASSET FUND CLASS R6
^
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 9.57 0.25 0.80 1.05 (0.19) — — (0.19)
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.82 0.29 0.70 0 .99 (0.24) — — (0.24)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.53 0.26 (1.36) (1.10) (0.61) (0.00)
8
— (0.61)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.80 0.16 1.26 1.42 (0.58) (0.11) — (0.69)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.65 0.02 0.25 0.27 (0.12) — — (0 .12)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS I
^
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 8.29 0.31 0.30 0.61 (0.18) — — (0.18)
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.94 0.31 (0.33) (0.02) (0.63) (0.00)
8
— (0.63)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 8.08 0.03 1.68 1.71 (0 .85) — — (0.85)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.85 (0.08) 2.78 2.70 (1.47) — — (1.47)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 6.33 (0.01) 0.54 0.53 — (0.01) — (0.01)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS N
^
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 8.11 0.29 0.29 0.58 (0.16) — — (0.16)
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.76 0.28 (0.33) (0.05) (0.60) (0.00)
8
— (0.60)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.94 0.01 1.64 1.65 (0.83) — — (0.83)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.75 (0.10) 2 .74 2.64 (1.45) — — (1.45)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 6.25 (0.03) 0.54 0.51 — (0.01) — (0.01)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS R6
^
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 8.33 0.31 0.32 0.63 (0.19) — — (0.19)
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.98 0.32 (0.34) (0.02) (0.63) (0.00)
8
— (0.63)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 8.12 0.09 1.63 1.72 (0.86) — — (0.86)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.87 (0.08) 2.81 2.73 (1.48) — — (1.48)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 6.35 (0.01) 0.54 0.53 — (0.01) — (0.01)

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2024
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 10.45 10.92% $ 152,319 1.08% 1.05% 0.80% 2.38% 136%
$ 9.58 11.13% $ 119,048 1.11% 1.00% 0.80% 3.07% 125%
$ 8.83 (10.52)% $ 94,401 1.19% 1.00% 0.80% 2.52% 179%
$ 10.54 14.34% $ 104,649 1.15% 0.97% 0.80% 1.35% 125%
$ 9.81 2.68% $ 120,287 1.20% 1.04% 0.87% 0.10% 187%
$ 10.41 10.55% $ 7,524 1.34% 1.30% 1.05% 2.01% 136%
$ 9.55 10.91% $ 11,539 1.35% 1.25% 1.05% 2.82% 125%
$ 8.80 (10.70)% $ 8,931 1.44% 1.25% 1.05% 2.24% 179%
$ 10.51 14.06% $ 5,855 1.40% 1.22% 1.05% 1.03% 125%
$ 9.79 2.41% $ 5,585 1.46% 1.31% 1.14% (0.08)% 187%
$ 10.43 10.92% $ 446,967 0.99% 0.95% 0.70% 2.42% 136%
$ 9.57 11.25% $ 131,739 1.00% 0.90% 0.70% 3.12% 125%
$ 8.82 (10.43)% $ 39,671 1.09% 0.90% 0.70% 2.67% 179%
$ 10.53 14.48% $ 16,943 1.05% 0.87% 0.70% 1.51% 125%
$ 9.80 2.78% $ 12,202 1.08% 0.92% 0.75% 0.20% 187%
$ 8.72 7.45% $ 529,929 1.03% 1.01% 1.00% 3.65% 0%
$ 8.29 (0.23)% $ 374,019 1.05% 1.01% 1.00% 3.44% 0%
$ 8.94 21.44% $ 391,025 1.04% 1.01% 1.00% 0.30% 0%
$ 8.08 39.60% $ 214,957 1.11% 1.01% 1.00% (0.98)% 0%
$ 6.85 8.32% $ 38,558 1.10% 1.00% 1.00% (0.13)% 0%
$ 8.53 7.20% $ 44,438 1.28% 1.26% 1.25% 3.43% 0%
$ 8.11 (0.51)% $ 41,426 1.30% 1.26% 1.25% 3.19% 0%
$ 8.76 21.01% $ 40,199 1.30% 1.26% 1.25% 0.07% 0%
$ 7.94 39.33% $ 29,648 1.37% 1.26% 1.25% (1.23)% 0%
$ 6.75 8.11% $ 16,188 1.39% 1.25% 1.25% (0.63)% 0%
$ 8.77 7.62% $ 186,074 0.92% 0.91% 0.90% 3.58% 0%
$ 8.33 (0.16)% $ 40,876 0.95% 0.91% 0.90% 3.60% 0%
$ 8.98 21.45% $ 29,821 0.96% 0.91% 0.90% 0.90% 0%
$ 8.12 39.89% $ 3,494 1.02% 0.91% 0.90% (0.88)% 0%
$ 6.87 8.29% $ 789 1.02% 0.90% 0.90% (0.14)% 0%

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2024
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR STYLE PREMIA ALTERNATIVE FUND CLASS I
^
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 6.84 0.19 1.24 1.43 (0.54) — — (0.54)
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 7.48 0.21 0.77 0.98 (1.62) — — (1.62)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.03 (0.01) 2 .16 2.15 (1.70) — — (1.70)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.36 (0.10) 1.67 1.57 (0.90) — — (0.90)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.15 (0.06) (1.73) (1.79) — — — —
AQR STYLE PREMIA ALTERNATIVE FUND CLASS N
^
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 6.76 0.17 1.22 1.39 (0.52) — — (0.52)
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 7.41 0.19 0.76 0.95 (1.60) — — (1.60)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 6.98 (0.03) 2.14 2.11 (1.68) — — (1.68)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.32 (0.12) 1 .66 1.54 (0.88) — — (0.88)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.12 (0.08) (1.72) (1.80) — — — —
AQR STYLE PREMIA ALTERNATIVE FUND CLASS R6
^
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 6.88 0.20 1.24 1.44 (0.54) — — (0.54)
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 7.52 0.22 0.77 0.99 (1.63) — — (1.63)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.06 (0.01) 2.17 2.16 (1.70) — — (1.70)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.38 (0.10) 1.69 1.59 (0.91) — — (0.91)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.17 (0.05) (1.74) (1.79) — — — —
AQR TREND TOTAL RETURN FUND CLASS I
^
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 11.41 0.39 3.59 3.98 (2.22) — — (2.22)
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.39 0.34 2.33 2.67 (2.65) — — (2.65)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.08 (0.01) 1.56 1.55 (0.24) (0.00)
8
— (0.24)
FOR THE PERIOD 12/16/21
10
-12/31/21 $ 10.00 (0.01) 0.09 0.08 — — — —
AQR TREND TOTAL RETURN FUND CLASS N
^
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 11.38 0.37 3.56 3.93 (2.17) — — (2.17)
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.37 0.32 2 .31 2.63 (2.62) — — (2.62)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.08 (0.03) 1.55 1.52 (0.23) (0.00)
8
— (0.23)
FOR THE PERIOD 12/16/21
10
-12/31/21 $ 10.00 (0.01) 0.09 0.08 — — — —
AQR TREND TOTAL RETURN FUND CLASS R6
^
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 11.42 0.41 3.59 4 .00 (2.22) — — (2.22)
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.40 0.36 2.32 2.68 (2.66) — — (2.66)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.08 (0.04) 1.61 1.57 (0.25) (0.00)
8
— (0.25)
FOR THE PERIOD 12/16/21
10
-12/31/21 $ 10.00 (0.00)
8
0.08 0.08 — — — —

AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2024
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 7.73 21.03% $ 543,713 4.63% 4.63% 1.50% 2.41% 289%
$ 6.84 12.81% $ 356,484 1.74% 1.72% 1.50% 2.66% 115%
$ 7.48 30.64% $ 322,368 1.67% 1.63% 1.49% (0.13)% 174%
$ 7.03 24.83% $ 242,712 1.67% 1.60% 1.50% (1.38)% 194%
$ 6.36 (21.96)% $ 237,379 1.84% 1.78% 1.50% (0.80)% 544%
$ 7.63 20.71% $ 49,866 4.89% 4.88% 1.75% 2.14% 289%
$ 6.76 12.49% $ 31,491 1.98% 1.96% 1.74% 2.42% 115%
$ 7.41 30.28% $ 32,005 1.94% 1.89% 1.75% (0.34)% 174%
$ 6.98 24.53% $ 19,068 1.92% 1.85% 1.75% (1.63)% 194%
$ 6.32 (22.17)% $ 14,857 2.08% 2.03% 1.75% (1.06)% 544%
$ 7.78 21.15% $ 639,420 4.54% 4.53% 1.40% 2.45% 289%
$ 6.88 12.84% $ 487,319 1.64% 1.62% 1.40% 2.75% 115%
$ 7.52 30.79% $ 483,083 1.59% 1.54% 1.40% (0.07)% 174%
$ 7.06 25.04% $ 396,425 1.57% 1.50% 1.40% (1.28)% 194%
$ 6.38 (21.91)% $ 390,127 1.74% 1.68% 1.40% (0.68)% 544%
$ 13.17 34.63% $ 22,159 3.35% 2.00% 1.28% 2.79% 609%
$ 11.41 23.56% $ 2,812 2.04% 1.35% 1.30% 2.76% 0%
$ 11.39 15.46% $ 9,447 2.91% 1.35% 1.30% (0.06)% 0%
$ 10.08 0.80% $ 504 3.45%
9
1.30% 1.30% (1.29)% 0%
$ 13.14 34.28% $ 14,281 3.34% 2.25% 1.53% 2.71% 609%
$ 11.38 23.27% $ 7,725 2.28% 1.60% 1.55% 2.59% 0%
$ 11.37 15.14% $ 5,015 3.12% 1.60% 1.55% (0.28)% 0%
$ 10.08 0.80% $ 503 3.70%
9
1.55% 1.55% (1.54)% 0%
$ 13.20 34.79% $ 17,118 3.02% 1.90% 1.18% 3.03% 609%
$ 11.42 23.64% $ 12,702 1.95% 1.25% 1.20% 2.84% 0%
$ 11.40 15.62% $ 10,271 3.41% 1.25% 1.20% (0.35)% 0%
$ 10.08 0.80% $ 9,081 3.43%
9
1.20% 1.20% (1.19)% 0%

Financial Highlights
AQR Funds | Annual Report | December 2024
The accompanying notes are an integral part of these financial statements.
December 31, 2024
*
Annualized for periods less than one year.
^
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
1
Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
2
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
4
Ratios do not include the impact of the expenses of the underlying funds in which the Funds invest.
5
Portfolio turnover rate excludes derivatives, if any, and is not annualized.
6
The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
7
For the year ended December 31, 2022, the AQR Diversified Arbitrage Fund received special dividends. Had these special dividends not been received, the Net Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by $0.04 and 0.38%, respectively.
8
Amount is less than $.005 per share.
9
Certain expenses incurred by the Fund were not annualized for the period.
10
Commencement of operations.
11
For the year ended December 31, 2021, the AQR Macro Opportunities Fund incurred certain non-recurring professional service expenses. Without these costs, the Expenses, Before Reimbursements, of each class would have been reduced by 0.22%.
12
For the year ended December 31, 2022, the AQR Managed Futures Strategy HV Fund incurred certain non-recurring professional service and other expenses. Without these costs, the Expenses, Before Reimbursements, of each class would have been reduced by 0.06%.

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
1. Organization
AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2024, the Trust consists of twenty-two active series, twelve of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Alternative Risk
Premia Fund, AQR Diversified Arbitrage Fund, AQR Diversifying Strategies Fund, AQR Equity Market Neutral Fund, AQR Long-Short Equity Fund,
AQR Macro Opportunities Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Risk-
Balanced Commodities Strategy Fund, AQR Style Premia Alternative Fund and AQR Trend Total Return Fund (formerly known as AQR Sustainable
Long-Short Equity Carbon Aware Fund). The remaining active series have a different fiscal year end and are reported in a separate book. AQR Capital
Management, LLC (the “Adviser”) serves as the investment adviser of each Fund. The Adviser has retained AQR Arbitrage, LLC (the “Sub-Adviser”), an affiliate of the Adviser, to serve as an investment sub-adviser to the AQR Diversified Arbitrage Fund.
The investment objective of the AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Macro
Opportunities Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund and AQR Style Premia Alternative Fund is to
seek positive absolute returns. The investment objective of the AQR Multi-Asset Fund and AQR Risk-Balanced Commodities Strategy Fund is to seek total return. The investment objective of the AQR Diversifying Strategies Fund, AQR Trend Total Return Fund is to seek capital appreciation. The AQR
Diversifying Strategies Fund pursues its investment objective by investing in a portfolio of mutual funds that are each managed by the Adviser. Each
Fund offers Class I, N and R6 shares.
2. Consolidation of Subsidiaries
The Consolidated Schedules of Investments, Statements of Assets and Liabilities, of Operations, of Changes in Net Assets, and of Cash Flows (as
applicable), and the Financial Highlights of the AQR Alternative Risk Premia Fund, AQR Macro Opportunities Fund, AQR Managed Futures Strategy
Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Style Premia Alternative
Fund and AQR Trend Total Return Fund (collectively, the “Consolidated Funds”) include the accounts of the AQR Alternative Risk Premia Offshore
Fund Ltd., AQR Macro Opportunities Offshore Fund Ltd., AQR Managed Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV
Offshore Fund Ltd., AQR Multi-Asset Offshore Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., AQR Style Premia Alternative
Offshore Fund Ltd. and AQR Trend Total Return Offshore Fund Ltd., respectively, which are wholly-owned and controlled subsidiaries (collectively, the
“Subsidiaries”). All intercompany accounts and transactions have been eliminated in consolidation. Subsequent references to the Funds within the Notes to Financial Statements collectively refer to the Consolidated Funds and their Subsidiaries.
Each Consolidated Fund may invest up to 25% of its total assets (on a tax basis) in its respective Subsidiary, which acts as an investment vehicle in order to affect certain investment strategies consistent with the Fund’s investment objectives and policies. The Funds expect that they will achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the Funds, the
Subsidiaries may invest without limitation in commodities and commodities-related investments, however, each Consolidated Fund and its Subsidiary will comply with 1940 Act Rule 18f-4 on a consolidated basis with respect to investments in derivative instruments.
3. Significant Accounting Policies
Basis of Preparation: The Funds are investment companies and apply specialized accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standard Codification Topic 946 Financial Services—Investment Companies . The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 5.
SUBSIDIARY NET
ASSETS AT
DECEMBER 31,
2024
% OF TOTAL
ASSETS AT
DECEMBER 31,
2024
AQR Alternative Risk Premia Offshore Fund Ltd. ............................................... $ 52,052,486 5.9%
AQR Macro Opportunities Offshore Fund Ltd. ................................................. 48,176,077 16.5
AQR Managed Futures Strategy Offshore Fund Ltd. ............................................ 352,069,876 9.2
AQR Managed Futures Strategy HV Offshore Fund Ltd. ......................................... 73,165,104 7.1
AQR Multi-Asset Offshore Fund Ltd. ........................................................ 62,198,138 7.8
AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd. .................................... 180,014,251 23.6
AQR Style Premia Alternative Offshore Fund Ltd. .............................................. 291,729,962 4.9
AQR Trend Total Return Offshore Fund Ltd. ................................................... 12,452,394 8.1

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
Cash: Cash comprises U.S. dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.
Due from/to Brokers: Due from/to brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign denominated assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into
U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.
The Funds do not separately disclose that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.
Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and changes between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Investment Transactions and Related Income:  Investment transactions are accounted for on trade date (the date the order to buy or sell is executed).
Realized gains and losses on investment transactions are calculated using the specific identification cost method. Interest income (expense) is recorded on an accrual basis using the effective interest method, which results in coupon interest being adjusted for amortization of premiums and accretion of discounts, when applicable. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. The
Funds record distributions received in excess of income from underlying investments, such as real estate investment trusts, as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions
.
The Funds may be subject to foreign taxes on income or capital gains on investments, a portion of which may be recoverable. Dividend income
(expense), net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-dividend date notification.
The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts withheld. Income recognized for these reclaims, if any, is included in dividend income on the Statements of Operations. Additionally, there may be reclaims that include amounts withheld in prior years, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (“EU”) and subsequent rulings by the
European Court of Justice (“ECJ”). Income recognized related to EU reclaims pursuant to the ECJ rulings are reported as European Union tax reclaims on the Statements of Operations, if material. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Expenses incurred related to EU reclaims that are contingent upon successful receipt of EU reclaims are reported as European Union tax reclaim fees on the Statements of Operations, if material.
Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees, and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, and realized gain (loss) and change in unrealized appreciation (depreciation) are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Funds are charged for those expenses that are directly attributable to each Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.
Certain Funds may invest in other investment companies, including affiliated funds, and, as a result, indirectly bear a portion of the advisory and operating expenses incurred by these entities. Such expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown on the Financial Highlights.
Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “Regulated
Investment Company” ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for federal income tax is necessary.

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained if challenged by the applicable tax authority. Tax positions deemed to meet the more-likely-than-
not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have determined that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken for any of the Funds' open tax years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense/benefit will materially change in the next twelve months.
The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of December
31, 2024, the Funds had no examinations in progress.
For federal income tax purposes, taxable income for each Consolidated Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations (“CFCs”) under the Code and each CFC's taxable income is included in the calculation of the relevant
Consolidated Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Consolidated Funds either in the current period or future periods. Each of the CFCs has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of
November 30th.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income, dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.
The Funds utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction. Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital.
Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’
maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds.
However, based on experience, the Funds expect the risk of loss to be remote.
Operating Segments: In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations. The Funds Chief Executive Officer acts as each Fund's chief operating decision maker
(“CODM”), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, as described in its respective prospectus, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser or Sub-Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s Schedule of Investments, Statements of Operations
and Changes in Net Assets, and Financial Highlights.
4. Securities and Other Investments
Affiliate Investments:  Certain investments may be classified as an affiliate or a controlled affiliate of the Funds on the Schedule of Investments. Section
2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities or an issuer which is under common control with another fund or trust. Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of a portfolio company.
Additionally, certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management
(Americas) Inc. The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in
Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. The LPCI Fund may be considered an affiliated issuer of some of the Funds in the Trust based upon ownership of the outstanding voting securities. However, the Funds do not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies.
The AQR Diversifying Strategies Fund invests in funds which are managed by the Adviser, and as such assumes the AQR Funds in which it invests to be affiliated issuers.
A summary of transactions with each affiliated issuer is included in the Schedule of Investments, if applicable.

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
Convertible Securities: Certain Funds invest in preferred stocks and fixed income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if they had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock. The premiums attributable to the conversion feature are not amortized.
High Yield Securities: Certain Funds invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher-rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
Inflation-Indexed Bonds: Certain Funds invest in inflation-indexed bonds which are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index.
Inflation-indexed bonds typically pay a fixed rate of interest but that fixed rate is applied to an inflation-adjusted principal amount. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Defaulted Securities and Distressed Investments: Certain Funds held defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. The securities have been identified on the Schedules of
Investments. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. The Funds may invest in distressed investments, which are issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy.
Special Purpose Acquisition Companies (“SPACs”):  Certain Funds invest in common stocks, rights, units, warrants, and other securities of SPACs or similar special purpose entities that pool funds to seek potential acquisition opportunities. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until a transaction is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds may be returned to the entity’s shareholders, less certain permitted expenses, and any rights or warrants issued by the SPAC may expire worthless. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a suitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices.
Securities Sold Short: Certain Funds engage in short sales, which is when a Fund sells securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security. When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-
dividend date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.
Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is reported as net change in unrealized appreciation (depreciation) on short positions in securities on the Statements of Operations.
The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. The net amounts of income earned or fees incurred are reported as income from securities sold short, net or fees on securities sold short, net, respectively, on the Statements of Operations. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
Pursuant to a Master Securities Loan Agreement ("MSLA"), State Street Bank and Trust Company (“SSB”) is permitted, subject to certain conditions, to rehypothecate up to 30% of portfolio securities pledged by certain Funds as collateral for securities sold short. The Funds continue to receive dividends and interest on rehypothecated securities. The Funds also have the right under the MSLA to recall the rehypothecated securities from SSB on demand. If
SSB fails to deliver the recalled security in a timely manner, the Funds will be compensated by SSB for any fees or losses related to the failed delivery or, in the event a recalled security will not be returned by SSB, the Funds may reduce the loan balance outstanding by the amount of the recalled security.
Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and/or to equitize their cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is reported on the Statements of Operations as net change in unrealized appreciation
(depreciation) on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported on the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown in the Schedule of Investments, up to the contract amount of the futures contracts. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of
Investments.
Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value, if any, is reported as net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts. When the contract is closed, the
Funds record a realized gain (loss) equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts reported on the Statements of Assets and
Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of Investments.
Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments.
Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a
Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation
(depreciation), while only the current day’s variation margin is reported on the Statements of Assets and Liabilities. For credit default swap and interest rate swap contracts, an upfront payment received by a Fund is reported as a liability and an upfront payment made by a Fund is reported as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are reported as realized gains (losses) from expiration or closing of swap contracts on the Statements of Operations. The Funds’ use of swap contracts creates additional risks beyond those that would exist if the Funds invested in the underlying positions directly.
Total Return Swap Contracts: Certain Funds invest in total return swap contracts to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swap contracts are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change in market value, if any, is reported as net change in unrealized appreciation (depreciation) on swap contracts on the Statements of Operations. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subjects the
Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swap contracts subjects the Funds to potential unlimited loss. Periodic payments received (paid) by the Funds are reported as realized gains (losses) from expiration or closing of swap contracts on the Statements of Operations. Total return swap contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of
Investments.

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
Total Return Basket Swap Contracts: Certain Funds enter into total return basket swap contracts to obtain exposure to a portfolio of long and/or short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The absolute notional value of the total return basket swap contract represents the accumulated notional value of the underlying long components and absolute notional value of the short components held within the total return basket swap contract at period end. The notional value of each component represents the market value at period end. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes financing charges and credits related to the notional values of the long and short positions and cash balances within the swap. Finance charges and credits are based on defined market rates plus or minus a specified spread. Positions within the swap are reset periodically, and financing costs are reset generally monthly. During a reset, any realized gains (losses) from positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Funds and the swap counterparty. Prior to the reset, these amounts are included as a component of the swap value in net cash and other receivables (payables). Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the master netting arrangement between the Funds and the counterparty. The maturity dates are determined from the commencement of investment in each underlying portfolio swap position. A change in the market value of a total return basket swap contract is reported as net change in unrealized appreciation (depreciation) on swap contracts on the Statements of Operations. Cash settlements between a Fund and the counterparty are reported as net realized gain (loss) from expiration or closing of swap contracts on the Statements of Operations. Total return basket swap contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of Investments.
Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Credit default swap contracts are marked to market daily and the change in market value, if any, is reported as net change in unrealized appreciation (depreciation) on swap contracts. Variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is reported as realized gain (loss) from expiration or closing of swap contracts on the Statements of Operations.
Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform
(i.e., make payment) under the swap contract. Implied credit spreads for credit default swap contracts on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default swap contract. The Funds' risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments.
Credit default swap contracts outstanding, including their respective notional amounts at period end, if any, are disclosed in each Fund’s Schedule of
Investments.
Interest Rate Swap Contracts: Certain Funds enter into interest rate swap contracts as part of their investment strategy. Interest rate swap contracts generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap contracts are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Periodic payments received (paid) by the Funds are reported as realized gains (losses) from expiration or closing of swap contracts on the Statements of Operations. Interest rate swap contracts are marked to market daily and the change in market value, if any, is reported as net change in unrealized appreciation (depreciation) on swap contracts on the Statements of Operations. The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Centrally cleared interest rate swap contracts may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are disclosed in each Fund’s
Schedule of Investments.
Option Contracts: Certain Funds may write and purchase put and call option contracts. When a Fund writes a premium-style option contract, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the written option contract. When a security is purchased or sold through an exercise of an option contract, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When a premium-style option contract expires, a Fund realizes a gain or loss on the option contract to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transaction exceeds the premiums paid or received. Written uncovered call option contracts subject a Fund to unlimited risk of loss. Written covered call option contracts limit the upside potential of a security above the strike price. Written put option contracts subject a Fund to risk of loss if the value of the security declines below the exercise price minus the put premium. A Fund, as writer of an option contract, bears the market risk of an unfavorable change in the price of the security underlying the written option contract. Written and purchased option contracts are non-income producing investments.

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
The maximum financial exposure for premium-style written put option contracts is limited to the number of contracts written and the related strike prices.
The number of contracts, strike price, and expiration date for each written put option contract at period end, if any, are disclosed in each Fund’s Schedule of Investments.
Repurchase Agreements: Certain Funds enter into repurchase agreements. In a repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time.
Under the terms of a master repurchase agreement, the underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. Investments in repurchase agreements are reflected as assets on the Statements of Assets and Liabilities. Interest earned is reported as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund may seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements outstanding at period end, if any, are disclosed in each Fund’s Schedule of Investments.
Reverse Repurchase Agreements: Certain Funds enter into reverse repurchase agreements under the terms of a master repurchase agreement.
A Fund sells a security that it holds to a counterparty with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. Reverse repurchase agreements are accounted for as secured borrowings and are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made on reverse repurchase agreements are reported as a component of interest expense on the Statements of
Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund monitors collateral market value for the reverse repurchase agreements, including accrued interest, throughout the lives of the agreements, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity. If the counterparty defaults or enters insolvency proceeding, realization or return of the collateral to the Fund may be delayed or limited. Reverse repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are disclosed in each Fund’s Schedule of Investments.
The collateral held in relation to the repurchase agreements and reverse repurchase agreements was in U.S. Treasury Inflation Protected Securities with a maturity greater than 90 days in the amount of $11,026,141 for the AQR Macro Opportunities Fund.
Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different
Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.
As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to (i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, (ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.
Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity option contracts or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.
Customer Account Agreements govern cleared derivative transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which are referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is reported as deposits with brokers for futures contracts and deposits with brokers for centrally cleared swaps on the Statements of Assets and Liabilities.
For exchange-traded futures or centrally cleared swap contracts, initial margin is posted, and daily changes in fair value are reported as a payable or receivable on the Statements of Assets and Liabilities as variation margin on futures contracts and variation margin on centrally cleared swaps. Variation margin is determined separately for exchange-traded futures and centrally cleared swap contracts, and cannot be netted.

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination.
Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC derivatives outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity. Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of investments in securities, at value (securities) or in due from brokers (cash).
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure, net of existing collateral already in place governed under the relevant Master Agreement, with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. Government, money market funds, and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged are presented in the Fund’s Schedule of Investments. Segregation of a Fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within due to brokers on the Statements of Assets and Liabilities. As governed by the relevant Master
Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.
For financial reporting purposes, the Funds do not offset derivative assets and liabilities subject to Master Agreements on the Statements of Assets and
Liabilities.
5. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock
Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).
The Board has designated the Adviser as the Valuation Designee for the Funds to perform fair value determinations. The Valuation Designee has established a Valuation Committee to assist with oversight and monitoring of the valuation of the Funds’ investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers.
When market quotations are readily available, fair value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotations obtained from pricing services or established market makers. When market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities and other financial derivatives are valued at fair value, as determined in good faith by the Valuation Committee in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active market for the investments existed. These differences could be material.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized into three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume or level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation Inputs and Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.
Equity securities, including securities sold short, rights, exchange-traded option contracts, warrants, exchange-traded funds, and closed-end funds, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades, and are therefore classified as Level 1. Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.
An equity for which no sales are reported, as in the case of a security that is traded in the OTC market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified as Level 2. In addition, equities traded outside of the Western Hemisphere, or in foreign markets that close at 4:00 p.m. Eastern time where the market is closed due to a holiday, are generally classified as Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its NAV.
Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified as Level 2. These include certain U.S. Government and sovereign obligations, most government agency securities, investment-grade corporate bonds, and less liquid listed equities. Corporate and sovereign bonds and other fixed income securities are valued at estimated fair value using the latest bid prices or evaluated prices furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated prices are generally based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value. These investments are classified as Level 2 within the fair value hierarchy.
Investments classified as Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach is generally based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market, and/or other risk factors.
The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or lack of marketability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
Exchange-traded derivatives, such as futures and exchange-traded option contracts, are typically classified as Level 1 or Level 2 within the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market. For option contracts, if no sales occurred on such date, the contracts will be valued at the mid price on such exchange at the close of business on such date. Centrally cleared swap contracts listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on a daily basis using quotations provided by an independent pricing service.
OTC derivatives, including forward foreign currency exchange and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii)
the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
Credit default swap and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.
Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forward, swap and option contracts, have inputs which can generally be corroborated by market data and are therefore classified as Level 2. Those
OTC derivatives that have less liquidity or for which inputs are unobservable are classified as Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.
The Funds value the repurchase agreements and reverse repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral), and reverse repurchase agreements are carried at the amount of cash received plus accrued interest payable (or interest receivable in periods of increased demand for collateral). These investments are categorized as Level 2 within the fair value hierarchy.
Quantitative Information
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:
AQR ALTERNATIVE RISK PREMIA FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 215,766,319 $ 144,434,352 $ – $ 360,200,671
Preferred Stocks
†
................................ 250,575 – – 250,575
Warrants
†
...................................... – – –
(a)
–
(a)
Investment Companies ........................... 124,667,257 – – 124,667,257
U.S. Treasury Obligations ......................... – 23,544,287 – 23,544,287
Interest Rate Swap Contracts* ...................... – 1,604,031 – 1,604,031
Total Return Swap Contracts* ....................... – 238,292 – 238,292
Futures Contracts* ............................... 8,058,856 – – 8,058,856
Forward Foreign Currency Exchange Contracts* ........ – 7,003,942 – 7,003,942
Total Assets $ 348,743,007 $ 176,824,904 $ –
(a)
$ 525,567,911
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (186,771,990) $ (129,598,285) $ – $ (316,370,275)
Preferred Stocks (Sold Short)
†
...................... – (2,119,716) – (2,119,716)
Warrants (Sold Short)
†
............................ (7,146) – – (7,146)
Interest Rate Swap Contracts* ...................... – (1,375,855) – (1,375,855)
Total Return Swap Contracts* ....................... – (568,704) – (568,704)
Futures Contracts* ............................... (6,312,066) – – (6,312,066)
Forward Foreign Currency Exchange Contracts* ........ – (5,055,691) – (5,055,691)
Total Liabilities $ (193,091,202) $ (138,718,251) $ – $ (331,809,453)

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
AQR DIVERSIFIED ARBITRAGE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 335,700,379 $ 1,841,011 $ 529,847 $ 338,071,237
Convertible Preferred Stocks ....................... 33,263,740 21,594,515 – 54,858,255
Closed-End Funds ............................... 48,055,630 – – 48,055,630
Corporate Bonds ................................ – 106,872,680 125,629 106,998,309
Convertible Bonds ............................... – 855,089,419 – 855,089,419
Rights ........................................ 502,372 167,434 82,535 752,341
Warrants ...................................... 1,233,645 333,338 541,321 2,108,304
Securities in Litigation ............................ – – –
(a)
–
(a)
Units ......................................... 29,046,098 4,361,140 558,091 33,965,329
Investment Companies ........................... 792,316,809 – – 792,316,809
U.S. Treasury Obligations ......................... – 414,595,126 – 414,595,126
Options Purchased .............................. 164,600 746,077 – 910,677
Total Return Swap Contracts* ....................... – –
(a)
– –
(a)
Futures Contracts* ............................... 258,725 – – 258,725
Forward Foreign Currency Exchange Contracts* ........ – 1,182,055 – 1,182,055
Total Return Basket Swap Contracts* ................. – 2,586,490 – 2,586,490
Total Assets $ 1,240,541,998 $ 1,409,369,285 $ 1,837,423 $ 2,651,748,706
LIABILITIES
Common Stocks (Sold Short) ...................... $ (535,291,437) $ – $ –
(a)
$ (535,291,437)
Corporate Bonds (Sold Short) ...................... – (33,803,464) – (33,803,464)
Convertible Bonds (Sold Short) ..................... – (61,811,317) – (61,811,317)
Credit Default Swap Contracts* ..................... – (919,955) – (919,955)
Forward Foreign Currency Exchange Contracts* ........ – (213,826) – (213,826)
Total Return Basket Swap Contracts* ................. – (15,826,792) – (15,826,792)
Total Liabilities $ (535,291,437) $ (112,575,354) $ –
(a)
$ (647,866,791)
AQR DIVERSIFYING STRATEGIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Investment Companies ........................... $ 1,481,343,209 $ – $ – $ 1,481,343,209
Total Assets $ 1,481,343,209 $ – $ – $ 1,481,343,209
AQR EQUITY MARKET NEUTRAL FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 946,358,674 $ 598,391,228 $ – $ 1,544,749,902
Investment Companies ........................... 386,389,259 – – 386,389,259
U.S. Treasury Obligations ......................... – 356,395,298 – 356,395,298
Forward Foreign Currency Exchange Contracts* ........ – 1,603,387 – 1,603,387
Total Return Basket Swap Contracts* ................. – 1 – 1
Total Assets $ 1,332,747,933 $ 956,389,914 $ – $ 2,289,137,847
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (887,269,765) $ (545,882,746) $ – $ (1,433,152,511)
Preferred Stocks (Sold Short)
†
...................... – (6,020,646) – (6,020,646)
Forward Foreign Currency Exchange Contracts* ........ – (70,743) – (70,743)
Total Return Basket Swap Contracts* ................. – – (14) (14)
Total Liabilities $ (887,269,765) $ (551,974,135) $ (14) $ (1,439,243,914)

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
AQR LONG-SHORT EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 2,692,021,174 $ 1,648,703,794 $ – $ 4,340,724,968
Investment Companies ........................... 534,612,723 – – 534,612,723
U.S. Treasury Obligations ......................... – 1,310,712,731 – 1,310,712,731
Total Return Swap Contracts* ....................... – 361,864 – 361,864
Futures Contracts* ............................... 365,834 – – 365,834
Forward Foreign Currency Exchange Contracts* ........ – 3,503,274 – 3,503,274
Total Return Basket Swap Contracts* ................. – – –
(a)
–
(a)
Total Assets $ 3,226,999,731 $ 2,963,281,663 $ –
(a)
$ 6,190,281,394
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (2,552,524,730) $ (1,517,608,956) $ – $ (4,070,133,686)
Preferred Stocks (Sold Short)
†
...................... – (17,718,854) – (17,718,854)
Total Return Swap Contracts* ....................... – (1,650,229) – (1,650,229)
Futures Contracts* ............................... (20,278,890) – – (20,278,890)
Forward Foreign Currency Exchange Contracts* ........ – (6,307,675) – (6,307,675)
Total Return Basket Swap Contracts* ................. – – (388,679) (388,679)
Total Liabilities $ (2,572,803,620) $ (1,543,285,714) $ (388,679) $ (4,116,478,013)
AQR MACRO OPPORTUNITIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 10,974,563 $ 11,136,268 $ – $ 22,110,831
Investment Companies ........................... 99,467,731 – – 99,467,731
U.S. Treasury Obligations ......................... – 59,275,279 – 59,275,279
Credit Default Swap Contracts* ..................... – 1,662,744 – 1,662,744
Interest Rate Swap Contracts* ...................... – 9,750,905 – 9,750,905
Total Return Swap Contracts* ....................... – 854,781 – 854,781
Futures Contracts* ............................... 14,054,440 – – 14,054,440
Forward Foreign Currency Exchange Contracts* ........ – 12,459,597 – 12,459,597
Total Assets $ 124,496,734 $ 95,139,574 $ – $ 219,636,308
LIABILITIES
Reverse Repurchase Agreements ................... $ – $ (11,116,000) $ – $ (11,116,000)
Credit Default Swap Contracts* ..................... – (840,230) – (840,230)
Interest Rate Swap Contracts* ...................... – (15,811,734) – (15,811,734)
Total Return Swap Contracts* ....................... – (1,295,287) – (1,295,287)
Futures Contracts* ............................... (9,345,841) – – (9,345,841)
Forward Foreign Currency Exchange Contracts* ........ – (10,809,544) – (10,809,544)
Total Liabilities $ (9,345,841) $ (39,872,795) $ – $ (49,218,636)
AQR MANAGED FUTURES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 654,943,544 $ 381,602,452 $ – $ 1,036,545,996
Investment Companies ........................... 369,274,109 – – 369,274,109
U.S. Treasury Obligations ......................... – 908,271,817 – 908,271,817
Credit Default Swap Contracts* ..................... – 4,611,138 – 4,611,138
Interest Rate Swap Contracts* ...................... – 16,835,537 – 16,835,537
Total Return Swap Contracts* ....................... – 1,688,000 – 1,688,000
Futures Contracts* ............................... 60,249,781 – – 60,249,781
Forward Foreign Currency Exchange Contracts* ........ – 50,214,767 – 50,214,767
Total Assets $ 1,084,467,434 $ 1,363,223,711 $ – $ 2,447,691,145
LIABILITIES
Common Stocks (Sold Short) ...................... $ (645,781,518) $ (403,004,798) $ – $ (1,048,786,316)
Preferred Stocks (Sold Short) ...................... (1,514,771) (4,966,638) – (6,481,409)
Credit Default Swap Contracts* ..................... – (2,474,580) – (2,474,580)
Interest Rate Swap Contracts* ...................... – (29,894,324) – (29,894,324)
Total Return Swap Contracts* ....................... – (907,541) – (907,541)
Futures Contracts* ............................... (34,689,884) – – (34,689,884)
Forward Foreign Currency Exchange Contracts* ........ – (36,437,532) – (36,437,532)
Total Liabilities $ (681,986,173) $ (477,685,413) $ – $ (1,159,671,586)

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
AQR MANAGED FUTURES STRATEGY HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 211,185,950 $ 115,023,690 $ – $ 326,209,640
Investment Companies ........................... 76,985,536 – – 76,985,536
U.S. Treasury Obligations ......................... – 151,667,962 – 151,667,962
Credit Default Swap Contracts* ..................... – 1,421,383 – 1,421,383
Interest Rate Swap Contracts* ...................... – 4,767,137 – 4,767,137
Total Return Swap Contracts* ....................... – 582,889 – 582,889
Futures Contracts* ............................... 17,561,868 – – 17,561,868
Forward Foreign Currency Exchange Contracts* ........ – 14,181,830 – 14,181,830
Total Return Basket Swap Contracts* ................. – 2,471 –
(a)
2,471
Total Assets $ 305,733,354 $ 287,647,362 $ –
(a)
$ 593,380,716
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (208,529,548) $ (126,864,477) $ – $ (335,394,025)
Preferred Stocks (Sold Short)
†
...................... (123,358) (1,358,562) – (1,481,920)
Credit Default Swap Contracts* ..................... – (740,260) – (740,260)
Interest Rate Swap Contracts* ...................... – (8,565,277) – (8,565,277)
Total Return Swap Contracts* ....................... – (265,924) – (265,924)
Futures Contracts* ............................... (10,318,351) – – (10,318,351)
Forward Foreign Currency Exchange Contracts* ........ – (10,044,559) – (10,044,559)
Total Return Basket Swap Contracts* ................. – – (14,510) (14,510)
Total Liabilities $ (218,971,257) $ (147,839,059) $ (14,510) $ (366,824,826)
AQR MULTI-ASSET FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 246,397,237 $ 72,427,743 $ –
(a)
$ 318,824,980
Preferred Stocks
†
................................ – 333,262 – 333,262
Foreign Government Securities ..................... – 53,807,266 – 53,807,266
Investment Companies ........................... 133,654,982 – – 133,654,982
U.S. Treasury Obligations ......................... – 127,183,055 – 127,183,055
Total Return Swap Contracts* ....................... – 133,666 – 133,666
Futures Contracts* ............................... 7,697,415 – – 7,697,415
Forward Foreign Currency Exchange Contracts* ........ – 12,367,121 – 12,367,121
Total Assets $ 387,749,634 $ 266,252,113 $ –
(a)
$ 654,001,747
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (57,676,082) $ (16,223,346) $ –
(a)
$ (73,899,428)
Preferred Stocks (Sold Short)
†
...................... – (657,567) – (657,567)
Warrants (Sold Short)
†
............................ – – –
(a)
–
(a)
Total Return Swap Contracts* ....................... – (449,681) – (449,681)
Futures Contracts* ............................... (13,935,541) – – (13,935,541)
Forward Foreign Currency Exchange Contracts* ........ – (10,316,705) – (10,316,705)
Total Liabilities $ (71,611,623) $ (27,647,299) $ –
(a)
$ (99,258,922)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Investment Companies ........................... $ 366,980,709 $ – $ – $ 366,980,709
U.S. Treasury Obligations ......................... – 329,438,312 – 329,438,312
Futures Contracts* ............................... 41,750,073 – – 41,750,073
Total Assets $ 408,730,782 $ 329,438,312 $ – $ 738,169,094
LIABILITIES
Futures Contracts* ............................... $ (44,847,396) $ – $ – $ (44,847,396)
Total Liabilities $ (44,847,396) $ – $ – $ (44,847,396)

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Securities classified as Level 3 in the Schedules of Investments of AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Equity
Market Neutral Fund, AQR Long-Short Equity Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund and AQR Style Premia Alternative
Fund are considered quantitatively insignificant for additional disclosure.
AQR STYLE PREMIA ALTERNATIVE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 1,502,332,250 $ 987,456,285 $ – $ 2,489,788,535
Preferred Stocks
†
................................ 3,372,486 – – 3,372,486
Investment Companies ........................... 402,708,653 – – 402,708,653
U.S. Treasury Obligations ......................... – 367,616,823 – 367,616,823
Interest Rate Swap Contracts* ...................... – 11,044,934 – 11,044,934
Total Return Swap Contracts* ....................... – 3,925,818 – 3,925,818
Futures Contracts* ............................... 48,096,665 – – 48,096,665
Forward Foreign Currency Exchange Contracts* ........ – 41,002,084 – 41,002,084
Total Return Basket Swap Contracts* ................. – 2,370,538 – 2,370,538
Total Assets $ 1,956,510,054 $ 1,413,416,482 $ – $ 3,369,926,536
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (1,350,208,265) $ (900,495,923) $ – $ (2,250,704,188)
Preferred Stocks (Sold Short)
†
...................... – (14,394,573) – (14,394,573)
Interest Rate Swap Contracts* ...................... – (10,150,637) – (10,150,637)
Total Return Swap Contracts* ....................... – (6,412,102) – (6,412,102)
Futures Contracts* ............................... (27,054,689) – – (27,054,689)
Forward Foreign Currency Exchange Contracts* ........ – (32,270,088) – (32,270,088)
Total Return Basket Swap Contracts* ................. – (273,830) (10) (273,840)
Total Liabilities $ (1,377,262,954) $ (963,997,153) $ (10) $ (2,341,260,117)
AQR TREND TOTAL RETURN FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 29,333,905 $ 15,424,607 $ – $ 44,758,512
Investment Companies ........................... 31,476,268 – – 31,476,268
U.S. Treasury Obligations ......................... – 8,572,625 – 8,572,625
Credit Default Swap Contracts* ..................... – 153,764 – 153,764
Interest Rate Swap Contracts* ...................... – 563,088 – 563,088
Total Return Swap Contracts* ....................... – 56,038 – 56,038
Futures Contracts* ............................... 2,120,564 – – 2,120,564
Forward Foreign Currency Exchange Contracts* ........ – 1,722,240 – 1,722,240
Total Return Basket Swap Contracts* ................. – 2,381 – 2,381
Total Assets $ 62,930,737 $ 26,494,743 $ – $ 89,425,480
LIABILITIES
Common Stocks (Sold Short) ...................... $ (29,441,696) $ (17,264,403) $ – $ (46,706,099)
Preferred Stocks (Sold Short) ...................... (82,472) (141,009) – (223,481)
Credit Default Swap Contracts* ..................... – (83,316) – (83,316)
Interest Rate Swap Contracts* ...................... – (1,005,753) – (1,005,753)
Total Return Swap Contracts* ....................... – (43,327) – (43,327)
Futures Contracts* ............................... (2,058,718) – – (2,058,718)
Forward Foreign Currency Exchange Contracts* ........ – (1,286,285) – (1,286,285)
Total Liabilities $ (31,582,886) $ (19,824,093) $ – $ (51,406,979)
*
Derivative instruments, including total return swap, futures and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument on the Funds’ Schedules of Investments. Credit default swaps, interest rate swaps and total return basket swap contracts are reported at market value.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Securities have zero value.

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
6. Federal Income Tax Matters
At December 31, 2024, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:
The differences between book-basis and tax-basis cost of investments was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g. wash sale loss deferrals and passive foreign investment company ("PFIC") transactions).
As of December 31, 2024, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
FUND
COST OF
INVESTMENTS
GROSS
UNREALIZED
APPRECIATION
GROSS
UNREALIZED
DEPRECIATION
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
AQR Alternative Risk Premia Fund .......................... $ 18,495,077 $ 197,902,238 $ (22,638,857) $ 175,263,381
AQR Diversified Arbitrage Fund ............................. 2,033,351,217 90,846,516 (120,315,818) (29,469,302)
AQR Diversifying Strategies Fund ........................... 1,461,445,131 27,327,435 (7,429,357) 19,898,078
AQR Equity Market Neutral Fund ........................... 584,342,620 327,072,248 (61,520,935) 265,551,313
AQR Long-Short Equity Fund .............................. 1,357,179,724 912,436,718 (195,813,061) 716,623,657
AQR Macro Opportunities Fund ............................. 168,094,245 34,893,574 (32,570,147) 2,323,427
AQR Managed Futures Strategy Fund ........................ 1,123,954,148 287,027,402 (122,961,991) 164,065,411
AQR Managed Futures Strategy HV Fund ..................... 177,446,869 81,030,392 (31,921,371) 49,109,021
AQR Multi-Asset Fund ................................... 484,324,086 98,917,259 (28,498,520) 70,418,739
AQR Risk-Balanced Commodities Strategy Fund ................ 698,930,037 39,239,057 (44,847,396) (5,608,339)
AQR Style Premia Alternative Fund .......................... 645,459,887 589,563,293 (206,356,761) 383,206,532
AQR Trend Total Return Fund .............................. 32,891,217 9,829,229 (4,701,945) 5,127,284
FUND
UNDISTRIBUTED
ORDINARY
INCOME
UNREALIZED
APPRECIATION
(DEPRECIATION)
(a)
LOSS
CARRYFORWARDS
AND DEFERRALS
(b)
OTHER
TEMPORARY
DIFFERENCES
(c)
TOTAL
ACCUMULATED
EARNINGS
(LOSS)
AQR Alternative Risk Premia Fund ........... $ 262,718 $ 175,234,703 $ (168,800,116) $ (1,137,791) $ 5,559,514
AQR Diversified Arbitrage Fund .............. 8,116,927 (29,668,600) (91,880,598) (215,978) (113,648,249)
AQR Diversifying Strategies Fund ............ — 19,898,079 (82,756) — 19,815,323
AQR Equity Market Neutral Fund ............ 8,900,580 265,509,280 (217,116,298) (1,377,377) 55,916,185
AQR Long-Short Equity Fund ............... 47,373,900 716,413,851 (521,310,295) (3,025,060) 239,452,396
AQR Macro Opportunities Fund .............. — 2,262,995 (17,634,032) 1,115,470 (14,255,567)
AQR Managed Futures Strategy Fund ......... 1,625,859 162,027,371 (1,134,257,786) (7,035,805) (977,640,361)
AQR Managed Futures Strategy HV Fund ...... 149,145 48,770,759 (146,697,491) (2,278,824) (100,056,411)
AQR Multi-Asset Fund .................... 2,044,970 70,398,841 (39,269,399) 542,479 33,716,891
AQR Risk-Balanced Commodities Strategy Fund . — (5,619,957) — 2,004,936 (3,615,021)
AQR Style Premia Alternative Fund ........... 39,251,830 383,034,473 (686,944,393) (9,061,282) (273,719,372)
AQR Trend Total Return Fund ............... — 5,107,972 (1,905,887) (247,329) 2,954,756
(a)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
(b)
The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
(c)
Other temporary differences represent book-to-tax basis differences related to straddle loss deferrals and Cayman subsidiary income.

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
As of December 31, 2024, the effect of permanent book/tax reclassifications resulted in increase (decrease) to the components of net assets as follows:
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the difference in tax treatment of certain non-deductible expenses, net operating losses, and income from investments in the Cayman subsidiary. The result of operations and net assets were not affected by the reclassifications.
The tax character of distributions paid during the fiscal years ended December 31, 2024 and 2023 were as follows:
During the year ended December 31, 2024, the Funds utilized capital loss carryforwards in the amounts listed below:
FUND
TOTAL
DISTRIBUTABLE
EARNINGS (LOSS) PAID-IN CAPITAL
AQR Alternative Risk Premia Fund ................................................. $ 5,370,755 $ (5,370,755)
AQR Diversified Arbitrage Fund .................................................... (1,641,231) 1,641,231
AQR Diversifying Strategies Fund .................................................. (4,306) 4,306
AQR Equity Market Neutral Fund .................................................. (4,868,767) 4,868,767
AQR Long-Short Equity Fund ..................................................... (16,713,572) 16,713,572
AQR Macro Opportunities Fund .................................................... 2,726,162 (2,726,162)
AQR Managed Futures Strategy Fund ............................................... (4,986,344) 4,986,344
AQR Managed Futures Strategy HV Fund ............................................ (632,928) 632,928
AQR Multi-Asset Fund .......................................................... (439,436) 439,436
AQR Risk-Balanced Commodities Strategy Fund ....................................... (1,457,920) 1,457,920
AQR Style Premia Alternative Fund ................................................. 35,316,021 (35,316,021)
AQR Trend Total Return Fund ..................................................... (471,851) 471,851
DECEMBER 31, 2024 DECEMBER 31, 2023
FUND
ORDINARY
INCOME
LONG-TERM
CAPITAL
GAINS
ORDINARY
INCOME
LONG-TERM
CAPITAL
GAINS
RETURN OF
CAPITAL
AQR Alternative Risk Premia Fund ...................... $ 4,953,749 $ — $ 7,329,072 $ — $ —
AQR Diversified Arbitrage Fund ......................... 25,199,929 — 48,542,632 — —
AQR Diversifying Strategies Fund ....................... 45,869,478 497 47,293,987 509,034 —
AQR Equity Market Neutral Fund ....................... 47,088,383 — 51,911,015 — —
AQR Long-Short Equity Fund .......................... 147,106,632 — 172,963,097 — —
AQR Macro Opportunities Fund ......................... 4,166,663 — 10,351,594 — —
AQR Managed Futures Strategy Fund .................... 55,717,129 — 109,065,970 — 1,383,957
AQR Managed Futures Strategy HV Fund ................. 7,129,531 — 11,889,097 — —
AQR Multi-Asset Fund ............................... 10,343,117 — 6,672,779 — —
AQR Risk-Balanced Commodities Strategy Fund ............ 15,819,204 — 33,787,619 18,247 —
AQR Style Premia Alternative Fund ...................... 81,797,956 — 176,325,383 — —
AQR Trend Total Return Fund .......................... 7,212,913 — 6,471,416 — —
FUND SHORT-TERM LONG-TERM
AQR Alternative Risk Premia Fund ......................................................... $ – $ 1,076,007
AQR Diversified Arbitrage Fund ............................................................ – 25,867,524
AQR Macro Opportunities Fund ............................................................ 1,357,887 –
AQR Risk-Balanced Commodities Strategy Fund ............................................... 3,423 –
AQR Style Premia Alternative Fund ......................................................... – 1,457,830
AQR Trend Total Return Fund ............................................................. – 228,175

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
As of December 31, 2024 for federal income tax purposes, the following Funds have capital loss carryforwards, with no expiration, available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
7. Investment Transactions
During the year ended December 31, 2024, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:
During the year ended December 31, 2024, the Funds had purchases and sales of long-term U.S. Government obligations, which are included in the table above, as follows:
8. Derivative Instruments and Activities
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. All derivative instruments held by the Funds were subject to a Master Agreement or similar arrangement.
FUND SHORT-TERM LONG-TERM
AQR Alternative Risk Premia Fund ................................................. $ 168,800,116 $ —
AQR Diversified Arbitrage Fund .................................................... — 91,880,598
AQR Diversifying Strategies Fund .................................................. 82,756 —
AQR Equity Market Neutral Fund .................................................. 217,116,298 —
AQR Long-Short Equity Fund ..................................................... 521,310,295 —
AQR Macro Opportunities Fund .................................................... 4,231,341 13,200,532
AQR Managed Futures Strategy Fund ............................................... 616,488,167 517,769,619
AQR Managed Futures Strategy HV Fund
*
........................................... 94,768,817 51,928,674
AQR Multi-Asset Fund
*
.......................................................... 20,618,466 18,650,933
AQR Style Premia Alternative Fund ................................................. 658,501,570 28,442,823
AQR Trend Total Return Fund ..................................................... 1,905,887 —
* Capital loss carryforwards are reduced for limitations to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
FUND PURCHASES SALES
SECURITIES
SOLD SHORT
COVERS ON
SECURITIES
SOLD SHORT
AQR Alternative Risk Premia Fund .......................... $ 210,001,197 $ 267,401,613 $ 500,834,741 $ 562,989,754
AQR Diversified Arbitrage Fund ............................. 3,687,932,078 3,571,167,974 2,142,041,026 1,918,159,716
AQR Diversifying Strategies Fund ........................... 1,103,694,488 138,007,378 — —
AQR Equity Market Neutral Fund ........................... 2,375,540,227 914,114,405 2,848,161,211 1,445,778,606
AQR Long-Short Equity Fund .............................. 6,292,744,526 2,131,087,882 7,456,053,175 3,409,717,147
AQR Macro Opportunities Fund ............................. 49,169,592 29,358,686 — —
AQR Managed Futures Strategy Fund ........................ 1,509,983,395 508,469,447 1,904,164,152 841,352,624
AQR Managed Futures Strategy HV Fund ..................... 435,216,038 122,964,223 614,776,783 279,380,045
AQR Multi-Asset Fund ................................... 503,913,921 294,926,999 162,633,715 124,525,095
AQR Style Premia Alternative Fund .......................... 3,371,486,721 1,014,595,805 3,672,729,806 1,499,485,675
AQR Trend Total Return Fund .............................. 63,239,607 17,784,158 68,535,477 19,230,005
FUND PURCHASES SALES
AQR Macro Opportunities Fund ............................................................ $ 35,155,016 $ 24,524,191
AQR Multi-Asset Fund .................................................................. 120,165,107 67,487,294

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk exposure and type of derivative contract, as included in the Statements of Assets and Liabilities at December 31, 2024:
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
Equity Risk Exposure: 3,660,354 15,834,358 15
Unrealized Appreciation on Futures Contracts
*
.................................. $ 700,146 $ – $ –
Swaps at Value (Assets)
**
................................................. 238,292 2,586,490 1
Purchased Options at Market Value .......................................... – 910,677 –
Unrealized Depreciation on Futures Contracts
*
................................. (2,153,213) – –
Swaps at Value (Liabilities)
**
............................................... (568,704) (12,337,191) (14)
3,660,354 15,834,358 15
Foreign Exchange Rate Risk Exposure: 12,059,633 1,395,881 1,674,130
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts ............ 7,003,942 1,182,055 1,603,387
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts ........... (5,055,691) (213,826) (70,743)
12,059,633 1,395,881 1,674,130
Interest Rate Risk Exposure: 5,920,077 3,748,326 –
Unrealized Appreciation on Futures Contracts
*
.................................. 1,331,263 258,725 –
Swaps at Value (Assets)
**
................................................. 1,604,031 – –
Unrealized Depreciation on Futures Contracts
*
................................. (1,608,927) – –
Swaps at Value (Liabilities)
**
............................................... (1,375,855) (3,489,601) –
5,920,077 3,748,326 –
Credit Risk Exposure: – 919,956 –
Swaps at Value (Liabilities)
**
............................................... – (919,955) –
– 919,956 –
Commodity Risk Exposure: 8,577,374 – –
Unrealized Appreciation on Futures Contracts
*
.................................. 6,027,447 – –
Unrealized Depreciation on Futures Contracts
*
................................. (2,549,926) – –
8,577,374 – –
Net Fair Value of Derivative Contracts: 3,490,567 (26,182,885) 1,532,618
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...................... 1,746,790 258,725 –
Swaps at Value
**
........................................................ (102,236) (14,160,257) (13)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts 1,948,251 968,229 1,532,644
Purchased Options at Market Value .......................................... – 910,677 –
3,490,567 26,182,885 1,532,618
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
Equity Risk Exposure: 23,045,503 6,171,878 15,644,285 4,902,724
Unrealized Appreciation on Futures Contracts
*
.................. $ 365,834 $ 2,596,435 $ 6,115,710 $ 1,881,544
Swaps at Value (Assets)
**
................................. 361,866 854,781 1,688,000 585,360
Unrealized Depreciation on Futures Contracts
*
................. (20,278,890) (1,425,372) (6,933,034) (2,155,387)
Swaps at Value (Liabilities)
**
............................... (2,038,910) (1,295,287) (907,541) (280,434)
23,045,503 6,171,878 15,644,285 4,902,724
Foreign Exchange Rate Risk Exposure: 9,810,949 23,269,141 86,652,299 24,226,389
Unrealized Appreciation on Forward Foreign Currency Exchange
Contracts ............................................. 3,503,274 12,459,597 50,214,767 14,181,830
Unrealized Depreciation on Forward Foreign Currency Exchange
Contracts ............................................. (6,307,675) (10,809,544) (36,437,532) (10,044,559)
9,810,949 23,269,141 86,652,299 24,226,389
Interest Rate Risk Exposure: – 30,032,346 55,525,008 15,958,651
Unrealized Appreciation on Futures Contracts
*
.................. – 2,767,131 7,997,538 2,391,229
Swaps at Value (Assets)
**
................................. – 9,750,905 16,835,537 4,767,137
Unrealized Depreciation on Futures Contracts
*
................. – (1,702,578) (797,623) (235,007)
Swaps at Value (Liabilities)
**
............................... – (15,811,734) (29,894,324) (8,565,277)
– 30,032,346 55,525,008 15,958,651
Credit Risk Exposure: – 2,502,973 7,085,717 2,161,642
Swaps at Value (Assets)
**
................................. – 1,662,744 4,611,138 1,421,383
Swaps at Value (Liabilities)
**
............................... – (840,230) (2,474,580) (740,260)
– 2,502,973 7,085,717 2,161,642
Commodity Risk Exposure: – 14,908,765 73,095,758 21,217,053
Unrealized Appreciation on Futures Contracts
*
.................. – 8,690,874 46,136,533 13,289,095

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
Unrealized Depreciation on Futures Contracts
*
................. – (6,217,891) (26,959,227) (7,927,957)
– 14,908,765 73,095,758 21,217,053
Net Fair Value of Derivative Contracts: (48,789,004) (4,998,985) 19,053,592 5,756,609
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... (19,913,056) 4,708,599 25,559,897 7,243,517
Swaps at Value
**
........................................ (1,677,044) (5,678,821) (10,141,770) (2,812,091)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency
Exchange Contracts ..................................... (2,804,401) 1,650,053 13,777,235 4,137,271
48,789,004 4,998,985 19,053,592 5,756,609
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR TREND
TOTAL RETURN
FUND
Equity Risk Exposure: 3,204,246 – 29,811,765 1,351,676
Unrealized Appreciation on Futures Contracts
*
.................. $ 834,077 $ – $ 9,274,773 $ 205,202
Swaps at Value (Assets)
**
................................. 133,666 – 6,296,356 58,419
Unrealized Depreciation on Futures Contracts
*
................. (1,786,822) – (7,554,695) (1,044,727)
Swaps at Value (Liabilities)
**
............................... (449,681) – (6,685,942) (43,327)
3,204,246 – 29,811,765 1,351,676
Foreign Exchange Rate Risk Exposure: 22,683,826 – 73,272,172 3,008,525
Unrealized Appreciation on Forward Foreign Currency Exchange
Contracts ............................................. 12,367,121 – 41,002,084 1,722,240
Unrealized Depreciation on Forward Foreign Currency Exchange
Contracts ............................................. (10,316,705) – (32,270,088) (1,286,285)
22,683,826 – 73,272,172 3,008,525
Interest Rate Risk Exposure: 6,208,277 – 39,619,465 1,853,626
Unrealized Appreciation on Futures Contracts
*
.................. 362,603 – 9,738,507 256,956
Swaps at Value (Assets)
**
................................. – – 11,044,934 563,088
Unrealized Depreciation on Futures Contracts
*
................. (5,845,672) – (8,685,386) (27,829)
Swaps at Value (Liabilities)
**
............................... – – (10,150,637) (1,005,753)
6,208,277 – 39,619,465 1,853,626
Credit Risk Exposure: – – – 237,081
Swaps at Value (Assets)
**
................................. – – – 153,764
Swaps at Value (Liabilities)
**
............................... – – – (83,316)
– – – 237,081
Commodity Risk Exposure: 12,803,780 86,597,465 39,897,992 2,644,569
Unrealized Appreciation on Futures Contracts
*
.................. 6,500,735 41,750,073 29,083,385 1,658,406
Unrealized Depreciation on Futures Contracts
*
................. (6,303,047) (44,847,396) (10,814,608) (986,162)
12,803,780 86,597,465 39,897,992 2,644,569
Net Fair Value of Derivative Contracts: (11,057,866) (6,194,646) 30,278,682 (216,446)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... (6,238,126) (3,097,323) 21,041,976 61,846
Swaps at Value
**
........................................ (316,015) – 504,711 (357,125)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency
Exchange Contracts ..................................... 2,050,416 – 8,731,996 435,955
11,057,866 6,194,646 30,278,682 216,446
* Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities.
** Includes the fair value of centrally cleared swap contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities .

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
The following table indicates the effect of derivative instruments, by primary underlying risk exposure and type of derivative contract, on the Statements of Operations for the year ended December 31, 2024:
*
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: 2,986,957 (22,875,528) 42,755,247
Futures Contracts ....................................................... $ 2,862,145 $ 577,444 $ –
Swap Contracts ........................................................ 124,812 (23,531,230) 42,755,247
Written Option Contracts .................................................. – 181,738 –
Purchased Option Contracts ............................................... – (103,480) –
2,986,957.26 (22,875,527.87) 42,755,247.07
Foreign Exchange Rate Risk Exposure: (1,030,874) 1,584,061 1,842,915
Forward Foreign Currency Exchange Contracts ................................. (1,030,874) 1,584,061 1,842,915
(1,030,874) 1,584,061 1,842,915
Interest Rate Risk Exposure: 2,884,554 862,872 –
Futures Contracts ....................................................... (177,561) 912,486 –
Swap Contracts ........................................................ 3,062,115 (49,614) –
2,884,554.18 862,872.27 –
Credit Risk Exposure: – (9,310,610) –
Swap Contracts ........................................................ – (9,310,610) –
– (9,310,609.54) –
Commodity Risk Exposure: (9,311,513) – –
Futures Contracts ....................................................... (9,311,513) – –
(9,311,513.17) – –
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: (2,112,652) (832,667) 1,596,327
Futures Contracts ....................................................... (1,283,060) – –
Swap Contracts ........................................................ (829,591) (832,667) 1,596,327
Purchased Option Contracts – (864,900) –
2,112,652 832,667 1,596,327
Foreign Exchange Rate Risk Exposure: 2,339,920 1,709,920 1,635,727
Forward Foreign Currency Exchange Contracts ................................. 2,339,920 1,709,920 1,635,727
2,339,920 1,709,920 1,635,727
Interest Rate Risk Exposure: 277,401 10,992,050 –
Futures Contracts ....................................................... (433,841) 4,951,936 –
Swap Contracts ........................................................ 156,438 6,040,113 –
277,401 10,992,050 –
Credit Risk Exposure: – 4,723,629 –
Swap Contracts ........................................................ – 4,723,629 –
– 4,723,629 –
Commodity Risk Exposure: 4,186,761 – –
Futures Contracts ....................................................... 4,186,762 – –
4,186,761 – –
*
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: 215,604,818 (9,380,361) 15,162,929 (1,078,430)
Futures Contracts ....................................... $ 96,658,349 $ (3,870,649) $ 18,956,981 $ 762,842
Swap Contracts ........................................ 118,946,469 (5,509,712) (3,794,052) (1,841,272)
215,604,818.37 (9,380,360.58) 15,162,929.4 (1,078,429.92)
Foreign Exchange Rate Risk Exposure: (3,600,422) (3,113,327) (56,562,134) (14,951,985)
Forward Foreign Currency Exchange Contracts ................. (3,600,422) (3,113,327) (56,562,134) (14,951,985)
(3,600,422) (3,113,327) (56,562,134) (14,951,985)
Interest Rate Risk Exposure: – 9,029,265 24,533,297 4,813,628
Futures Contracts ....................................... – 1,611,585 (5,905,246) (2,080,480)
Swap Contracts ........................................ – 7,417,680 30,438,543 6,894,108
– 9,029,264.89 24,533,296.81 4,813,628.47
Credit Risk Exposure: – 612,621 2,580,777 434,293

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
*
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
Swap Contracts ........................................ – 612,621 2,580,777 434,293
– 612,621.44 2,580,777 434,293.09
Commodity Risk Exposure: – (3,866,289) (16,828,407) (5,367,740)
Futures Contracts ....................................... – (3,866,289) (16,828,407) (5,367,741)
– (3,866,288.65) (16,828,406.84) (5,367,740.34)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: 373,448 (217,333) (3,723,911) (300,065)
Futures Contracts ....................................... (28,079,446) 670,839 (14,606,926) (2,716,711)
Swap Contracts ........................................ 28,452,895 (888,177) 10,883,018 2,416,646
373,448 217,333 3,723,911 300,065
Foreign Exchange Rate Risk Exposure: 6,282,271 160,639 24,205,179 6,098,494
Forward Foreign Currency Exchange Contracts ................. (6,282,271) 160,639 24,205,179 6,098,494
6,282,271 160,639 24,205,179 6,098,494
Interest Rate Risk Exposure: – 4,213,071 8,915,241 2,741,823
Futures Contracts ....................................... – 147,665 13,313,855 3,196,848
Swap Contracts ........................................ – (4,360,738) (4,398,611) (455,026)
– 4,213,071 8,915,241 2,741,823
Credit Risk Exposure: – 519,107 1,692,060 299,074
Swap Contracts ........................................ – (519,108) (1,692,061) (299,075)
– 519,107 1,692,060 299,074
Commodity Risk Exposure: – 3,111,583 29,486,769 7,191,413
Futures Contracts ....................................... – 3,111,583 29,486,763 7,191,413
– 3,111,583 29,486,769 7,191,413
*
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR TREND
TOTAL RETURN
FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: 4,945,501 – 79,924,233 7,297,609
Futures Contracts ....................................... $ 7,731,851 $ – $ 4,101,734 $ 1,970,375
Swap Contracts ........................................ (2,786,350) – 75,822,499 5,327,234
4,945,500.72 – 79,924,233.4 7,297,608.75
Foreign Exchange Rate Risk Exposure: (180,175) – 12,123,890 (79,334)
Forward Foreign Currency Exchange Contracts ................. (180,175) – 12,123,890 (79,334)
(180,175) – 12,123,890 (79,334)
Interest Rate Risk Exposure: (4,700,506) – 36,944,497 (92,777)
Futures Contracts ....................................... (4,700,506) – 8,816,691 (199,103)
Swap Contracts ........................................ – – 28,127,806 106,326
(4,700,506.26) – 36,944,496.93 (92,776.57)
Credit Risk Exposure: – – – 7,330
Swap Contracts ........................................ – – – 7,330
– – – 7,329.74
Commodity Risk Exposure: 290,597 13,205,541 (45,712,925) (541,094)
Futures Contracts ....................................... 290,597 13,205,541 (45,712,925) (541,094)
290,596.98 13,205,541.21 (45,712,925.22) (541,094.38)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: (1,203,685) – 18,497,753 (728,971)
Futures Contracts ....................................... (965,336) – 4,707,494 (839,525)
Swap Contracts ........................................ (238,348) – 13,790,259 110,553
1,203,685 – 18,497,753 728,971
Foreign Exchange Rate Risk Exposure: 2,413,538 – 7,604,896 321,236
Forward Foreign Currency Exchange Contracts ................. 2,413,538 – 7,604,896 321,236
2,413,538 – 7,604,896 321,236
Interest Rate Risk Exposure: 10,599,706 – 1,911,691 347,103
Futures Contracts ....................................... (10,599,706) – (3,220,493) 229,127
Swap Contracts ........................................ – – 1,308,804 117,974
10,599,706 – 1,911,691 347,103
Credit Risk Exposure: – – – 178
Swap Contracts ........................................ – – – 178

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
The following tables present the Funds’ gross OTC derivative assets and liabilities, by counterparty and type of derivative contract, and reverse repurchase agreements, net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Funds as of December 31, 2024:
AQR Alternative Risk Premia Fund
*
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR TREND
TOTAL RETURN
FUND
– – – 178
Commodity Risk Exposure: 746,897 2,332,487 20,233,317 672,243
Futures Contracts ....................................... 746,896 (2,332,487) 20,233,317 672,244
746,897 2,332,487 20,233,317 672,243
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BANA   ......... Total Return Swap
Contracts $ 70,611 $ (40,833) $ 29,778 $ – $ – $ 29,778
CITI ........... Forward Foreign
Currency Exchange
Contracts 3,501,014 (2,528,807) 972,207 – (681,305) 290,902
GSIN .......... Total Return Swap
Contracts 29,785 (29,785) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 3,502,928 (2,526,884) 976,044 – – 976,044
MLIN .......... Total Return Swap
Contracts 261 (261) – – – –
MSCS .......... Total Return Swap
Contracts 137,635 (3,431) 134,204 – (134,204) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 7,242,234 (5,130,001) 2,112,233 – (815,509) 1,296,724

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
AQR Alternative Risk Premia Fund (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $125,892 and total additional collateral pledged was $10,842,653.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA   ......... Total Return Swap
Contracts $ 40,833 $ (40,833) $ – $ – $ – $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 2,528,807 (2,528,807) – – – –
GSIN .......... Total Return Swap
Contracts 281,451 (29,785) 251,666 (251,666) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 2,526,884 (2,526,884) – – – –
MLIN .......... Total Return Swap
Contracts 242,989 (261) 242,728 – (242,728) –
MSCS .......... Total Return Swap
Contracts 3,431 (3,431) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 5,624,395 (5,130,001) 494,394 (251,666) (242,728) –

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
AQR Diversified Arbitrage Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $211,994,489.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 1,182,055 $ (213,826) $ 968,229
CITI ........... Total Return Basket
Swap Contracts 96,592 – 96,592
Total CITI 1,278,647 (213,826) 1,064,821 $ – $ (793,736) $ 271,085
GSIN .......... Total Return Basket
Swap Contracts 1,289,396 (1,289,396) – – – –
MLIN .......... Total Return Basket
Swap Contracts 1,200,502 (1,200,502) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 3,768,545 (2,703,724) 1,064,821 – (793,736) 271,085
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BNPP .......... Total Return Basket
Swap Contracts $ 3,837,711 $ – $ 3,837,711 $ – $ (3,837,711) $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 213,826 (213,826) – – – –
GSIN .......... Total Return Basket
Swap Contracts 10,669,964 (1,289,396) 9,380,568 (9,380,568) – –
MLIN .......... Total Return Basket
Swap Contracts 1,319,117 (1,200,502) 118,615 – (118,615) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 16,040,618 (2,703,724) 13,336,894 (9,380,568) (3,956,326) –

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
AQR Equity Market Neutral Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $2,268,877.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 801,606 $ (35,381) $ 766,225 $ – $ (720,661) $ 45,564
JPMC .......... Forward Foreign
Currency Exchange
Contracts 801,781 (35,362) 766,419 – – 766,419
MSIP .......... Total Return Basket
Swap Contracts 1 (1) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,603,388 (70,744) 1,532,644 – (720,661) 811,983
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 35,381 $ (35,381) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 35,362 (35,362) – – – –
MSIP .......... Total Return Basket
Swap Contracts 14 (1) 13 (13) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 70,757 (70,744) 13 (13) – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
AQR Long-Short Equity Fund
b
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $17,027,090.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 1,751,432 $ (1,751,432) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 10,609 (10,609) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,751,842 (1,751,842) –
JPMC .......... Total Return Swap
Contracts 351,255 (351,255) –
JPMC .......... Total Return Basket
Swap Contracts – – –
Total JPMC 2,103,097 (2,103,097) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 3,865,138 (3,865,138) – – – –
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BNPP .......... Total Return Basket
Swap Contracts $ 388,679 $ – $ 388,679 $ – $ (388,679) $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 3,155,073 (1,751,432) 1,403,641 – (1,403,641) –
GSIN .......... Total Return Swap
Contracts 172,906 (10,609) 162,297 – (162,297) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 3,152,602 (1,751,842) 1,400,760
JPMC .......... Total Return Swap
Contracts 1,477,323 (351,255) 1,126,068
Total JPMC 4,629,925 (2,103,097) 2,526,828 (2,526,828) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 8,346,583 (3,865,138) 4,481,445 (2,526,828) (1,954,617) –

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
AQR Macro Opportunities Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $13,262,029.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BANA   ......... Total Return Swap
Contracts $ 11,020 $ (11,020) $ – $ – $ – $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 6,228,645 (5,408,505) 820,140 – (373,498) 446,642
GSIN .......... Total Return Swap
Contracts 829,726 (829,726) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 6,230,952 (5,401,039) 829,913 – (16,747) 813,166
MLIN .......... Total Return Swap
Contracts 14,035 (14,035) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 13,314,378 (11,664,325) 1,650,053 – (390,245) 1,259,808
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA   ......... Total Return Swap
Contracts $ 14,049 $ (11,020) $ 3,029 $ – $ – $ 3,029
CITI ........... Forward Foreign
Currency Exchange
Contracts 5,408,505 (5,408,505) – – – –
GSIN .......... Total Return Swap
Contracts 1,142,374 (829,726) 312,648 (312,648) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 5,401,039 (5,401,039) – – – –
MLIN .......... Total Return Swap
Contracts 138,864 (14,035) 124,829 –
MLIN .......... Reverse
Repurchase
Agreements 11,116,000 – 11,116,000
Total MLIN 11,254,864 (14,035) 11,240,829 (11,026,141) (214,688) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 23,220,831 (11,664,325) 11,556,506 (11,338,789) (214,688) 3,029

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
AQR Managed Futures Strategy Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $848,591 and total additional collateral pledged was $52,299,098.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 25,095,822 $ (18,228,888) $ 6,866,934 $ – $ (4,399,766) $ 2,467,168
GSIN .......... Total Return Swap
Contracts 1,430,123 – 1,430,123 – (1,430,123) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 25,118,945 (18,208,644) 6,910,301 – – 6,910,301
MSCS .......... Total Return Swap
Contracts 257,877 (119,127) 138,750 – (138,750) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 51,902,767 (36,556,659) 15,346,108 – (5,968,639) 9,377,469
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 18,228,888 $ (18,228,888) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 18,208,644 (18,208,644) – – – –
MLIN .......... Total Return Swap
Contracts 788,414 – 788,414 – (731,558) 56,856
MSCS .......... Total Return Swap
Contracts 119,127 (119,127) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 37,345,073 (36,556,659) 788,414 – (731,558) 56,856

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
AQR Managed Futures Strategy HV Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $30,350,503.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 7,087,628 $ (5,025,290) $ 2,062,338 $ – $ (1,311,911) $ 750,427
GSIN .......... Total Return Swap
Contracts 543,206 (29,379) 513,827 – (503,154) 10,673
JPMC .......... Forward Foreign
Currency Exchange
Contracts 7,094,202 (5,019,269) 2,074,933
JPMC .......... Total Return Basket
Swap Contracts 2,471 – 2,471
Total JPMC 7,096,673 (5,019,269) 2,077,404 – – 2,077,404
MLIN .......... Total Return Swap
Contracts 39,683 (39,683) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 14,767,190 (10,113,621) 4,653,569 – (1,815,065) 2,838,504
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 5,025,290 $ (5,025,290) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 29,379 (29,379) –
GSIN .......... Total Return Basket
Swap Contracts 14,510 – 14,510
Total GSIN 43,889 (29,379) 14,510 (14,510) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 5,019,269 (5,019,269) – – – –
MLIN .......... Total Return Swap
Contracts 236,545 (39,683) 196,862 – (132,937) 63,925
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 10,324,993 (10,113,621) 211,372 (14,510) (132,937) 63,925

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
AQR Multi-Asset Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $10,425,096.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BANA   ......... Total Return Swap
Contracts $ 44,095 $ (44,095) $ – $ – $ – $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 6,181,301 (5,159,573) 1,021,728 – (824,465) 197,263
JPMC .......... Forward Foreign
Currency Exchange
Contracts 6,185,820 (5,157,132) 1,028,688 – (49,345) 979,343
MSCS .......... Total Return Swap
Contracts 89,571 (42,764) 46,807 – – 46,807
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 12,500,787 (10,403,564) 2,097,223 – (873,810) 1,223,413
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA   ......... Total Return Swap
Contracts $ 338,392 $ (44,095) $ 294,297 $ – $ – $ 294,297
CITI ........... Forward Foreign
Currency Exchange
Contracts 5,159,573 (5,159,573) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 5,157,132 (5,157,132) – – – –
MLIN .......... Total Return Swap
Contracts 68,525 – 68,525 – (68,525) –
MSCS .......... Total Return Swap
Contracts 42,764 (42,764) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 10,766,386 (10,403,564) 362,822 – (68,525) 294,297

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
AQR Style Premia Alternative Fund
no
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BANA   ......... Total Return Swap
Contracts $ 19,369 $ – $ 19,369 $ – $ – $ 19,369
CITI ........... Forward Foreign
Currency Exchange
Contracts 20,490,106 (16,140,399) 4,349,707
CITI ........... Total Return Swap
Contracts 2,782,774 (2,628,749) 154,025
Total CITI 23,272,880 (18,769,148) 4,503,732 – (2,986,042) 1,517,690
GSIN .......... Total Return Swap
Contracts 1,078,053 (1,078,053) –
GSIN .......... Total Return Basket
Swap Contracts 1,424,370 (63,325) 1,361,045
Total GSIN 2,502,423 (1,141,378) 1,361,045 – (770,000) 591,045
JPMC .......... Forward Foreign
Currency Exchange
Contracts 20,511,978 (16,129,689) 4,382,289
JPMC .......... Total Return Swap
Contracts 45,622 – 45,622
JPMC .......... Total Return Basket
Swap Contracts 166,115 (91,232) 74,883
Total JPMC 20,723,715 (16,220,921) 4,502,794 – – 4,502,794
MSIP .......... Total Return Basket
Swap Contracts 780,053 – 780,053 – (774,974) 5,079
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 47,298,440 (36,131,447) 11,166,993 – (4,531,016) 6,635,977

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
AQR Style Premia Alternative Fund (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $77,117,659.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 16,140,399 $ (16,140,399) $ –
CITI ........... Total Return Swap
Contracts 2,628,749 (2,628,749) –
Total CITI 18,769,148 (18,769,148) – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 2,262,895 (1,078,053) 1,184,842
GSIN .......... Total Return Basket
Swap Contracts 63,325 (63,325) –
Total GSIN 2,326,220 (1,141,378) 1,184,842 (1,184,842) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 16,129,689 (16,129,689) –
JPMC .......... Total Return Basket
Swap Contracts 91,232 (91,232) –
Total JPMC 16,220,921 (16,220,921) – – – –
MLIN .......... Total Return Swap
Contracts 1,520,458 – 1,520,458
MLIN .......... Total Return Basket
Swap Contracts 119,283 – 119,283
Total MLIN 1,639,741 – 1,639,741 – (1,300,000) 339,741
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 38,956,030 (36,131,447) 2,824,583 (1,184,842) (1,300,000) 339,741

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
AQR Trend Total Return Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $2,087,067.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 860,722 $ (643,499) $ 217,223 $ – $ (130,186) $ 87,037
GSIN .......... Total Return Swap
Contracts 56,038 (7,420) 48,618
GSIN .......... Total Return Basket
Swap Contracts 2,373 – 2,373
Total GSIN 58,411 (7,420) 50,991 – – 50,991
JPMC .......... Forward Foreign
Currency Exchange
Contracts 861,518 (642,786) 218,732 – – 218,732
MLIN .......... Total Return Basket
Swap Contracts 8 – 8 – – 8
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,780,659 (1,293,705) 486,954 – (130,186) 356,768
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 643,499 $ (643,499) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 7,420 (7,420) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 642,786 (642,786) –
JPMC .......... Total Return Swap
Contracts 35,907 – 35,907
Total JPMC 678,693 (642,786) 35,907 – (35,907) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,329,612 (1,293,705) 35,907 – (35,907) –

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
For the year ended December 31, 2024, the average and ending volume of the derivative instruments held by the Funds were as follows:
Derivatives Volume Disclosure*
*
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
AQR LONG-
SHORT EQUITY
FUND
Futures Contracts:
Average Notional Balance - Long $ 422,922,836 $ – $ – $ 520,912,789
Average Notional Balance - Short 312,043,412 334,847,735 – –
Ending Notional Balance - Long 409,213,255 – – 704,920,641
Ending Notional Balance - Short 367,480,786 249,371,704 – –
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased 242,194,128 25,848,821 13,500,049 255,573,662
Average Settlement Value - Sold 265,572,826 40,485,778 48,465,069 106,822,100
Ending Value - Purchased 232,479,845 15,770,515 3,391,576 274,063,075
Ending Value - Sold 287,953,384 28,885,231 73,348,804 172,728,018
Exchange-Traded Option Contracts:
Average Number of Contracts - Purchased – 22,714 – –
Average Number of Contracts - Written – – – –
Ending Number of Contracts - Purchased – 10,254 – –
Ending Number of Contracts - Written – – – –
Credit Default Swap Contracts:
Average Notional Balance - Buy Protection – 58,470,000 – –
Average Notional Balance - Sell Protection – – – –
Ending Notional Balance - Buy Protection – 11,700,000 – –
Ending Notional Balance - Sell Protection – – – –
Total Return Swap Contracts:
Average Notional Balance - Long 42,534,573 – – 92,517,634
Average Notional Balance - Short 13,098,147 47,297,914 – –
Ending Notional Balance - Long 43,316,227 – – 118,297,476
Ending Notional Balance - Short 13,314,717 35,662,452 – –
Interest Rate Swap Contracts:
Average Notional Balance - Pays Fixed Rate 447,679,302 – – –
Average Notional Balance - Receives Fixed Rate 317,908,188 – – –
Ending Notional Balance - Pays Fixed Rate 288,811,414 – – –
Ending Notional Balance - Receives Fixed Rate 257,160,863 – – –
Total Return Basket Swap Contracts:
Average Notional of Underlying Positions - Long – 658,471,375 659,923,989 2,463,917,748
Average Notional of Underlying Positions - Short – 261,792,220 240,846,773 2,230,246,631
Ending Notional Balance - Long – 823,910,281 – –
Ending Notional Balance - Short – 377,304,684 242 –

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
*
AQR MACRO
OPPORTUNITIES
FUND
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
Futures Contracts:
Average Notional Balance - Long $ 529,305,092 $ 3,117,708,816 $ 760,218,549 $ 580,375,448 $ 1,138,032,583
Average Notional Balance - Short 469,610,543 2,653,372,871 619,710,033 166,750,083 402,527,774
Ending Notional Balance - Long 964,530,459 3,585,982,219 1,084,462,218 706,293,858 1,317,528,662
Ending Notional Balance - Short 823,762,288 3,597,437,870 1,080,883,499 310,255,418 371,122,664
Forward Foreign Currency Exchange
Contracts:
Average Settlement Value - Purchased 460,309,410 2,048,588,468 442,229,558 336,613,749 –
Average Settlement Value - Sold 471,801,863 2,406,110,076 532,836,144 380,699,589 –
Ending Value - Purchased 512,607,672 1,683,337,988 465,778,397 473,842,066 –
Ending Value - Sold 590,447,716 2,580,831,210 739,934,387 588,559,076 –
Credit Default Swap Contracts:
Average Notional Balance - Buy Protection 13,591,965 42,096,086 12,047,807 – –
Average Notional Balance - Sell Protection 24,190,365 89,397,451 20,992,269 – –
Ending Notional Balance - Buy Protection 29,372,000 92,572,000 27,964,000 – –
Ending Notional Balance - Sell Protection 48,521,340 131,990,359 40,782,232 – –
Total Return Swap Contracts:
Average Notional Balance - Long 38,662,101 167,642,359 38,521,682 13,514,741 –
Average Notional Balance - Short 19,865,993 56,110,757 15,612,006 29,818,785 –
Ending Notional Balance - Long 55,150,991 176,028,090 52,920,553 35,268,222 –
Ending Notional Balance - Short 20,933,308 50,359,427 15,271,167 8,461,943 –
Interest Rate Swap Contracts:
Average Notional Balance - Pays Fixed Rate 1,533,168,910 3,159,393,053 756,720,119 – –
Average Notional Balance - Receives Fixed Rate 1,266,978,006 2,784,344,573 674,210,458 – –
Ending Notional Balance - Pays Fixed Rate 1,810,483,394 4,535,521,275 1,348,815,915 – –
Ending Notional Balance - Receives Fixed Rate 1,545,132,320 3,256,239,588 939,655,933 – –
Total Return Basket Swap Contracts:
Average Notional of Underlying Positions - Long – 834,437,547 166,303,486 – –
Average Notional of Underlying Positions - Short – 847,150,943 101,756,478 – –
Ending Notional Balance - Long – – – – –
Ending Notional Balance - Short – – 123,614 – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
9. Investment Advisory and Other Agreements
The Adviser serves as the investment adviser to each of the Funds, pursuant to certain investment management agreements entered into between the
Trust, on behalf of the applicable Funds, and the Adviser (collectively, the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each Fund’s investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.
Pursuant to the Advisory Agreement, the Funds calculate and accrue daily based on the average daily net assets for each Fund and pay monthly the
Investment Advisory fee in the annual ratios below:
*
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR TREND
TOTAL RETURN
FUND
Futures Contracts:
Average Notional Balance - Long $ 1,595,229,204 $ 139,650,678
Average Notional Balance - Short 1,834,200,090 65,466,811
Ending Notional Balance - Long 1,670,504,496 150,577,440
Ending Notional Balance - Short 2,324,359,445 124,019,574
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased 1,415,767,038 23,082,007
Average Settlement Value - Sold 1,446,586,560 38,304,222
Ending Value - Purchased 1,490,710,786 60,374,944
Ending Value - Sold 1,566,136,521 93,977,988
Credit Default Swap Contracts:
Average Notional Balance - Buy Protection – 1,721,658
Average Notional Balance - Sell Protection – 2,554,400
Ending Notional Balance - Buy Protection – 3,166,000
Ending Notional Balance - Sell Protection – 4,398,513
Total Return Swap Contracts:
Average Notional Balance - Long 301,058,142 3,730,258
Average Notional Balance - Short 223,120,967 1,397,233
Ending Notional Balance - Long 328,247,830 5,641,319
Ending Notional Balance - Short 169,616,146 1,397,233
Interest Rate Swap Contracts:
Average Notional Balance - Pays Fixed Rate 3,338,834,285 102,654,501
Average Notional Balance - Receives Fixed Rate 2,450,060,793 116,458,813
Ending Notional Balance - Pays Fixed Rate 2,092,100,965 158,427,503
Ending Notional Balance - Receives Fixed Rate 1,839,900,419 108,841,596
Total Return Basket Swap Contracts:
Average Notional of Underlying Positions - Long 977,959,546 60,417,594
Average Notional of Underlying Positions - Short 895,740,032 34,871,748
Ending Notional Balance - Long 124,336,151 –
Ending Notional Balance - Short 104,674,611 52,518
*
Average volume of derivatives is based on the average of the notional balances, settlement values or number of contracts, as applicable, that were outstanding at the end of each quarter during the reporting period.
FUND RATIO
AQR Alternative Risk Premia Fund ........................................................................ 1.20%
AQR Diversified Arbitrage Fund .......................................................................... 1.00
AQR Diversifying Strategies Fund ........................................................................ 0.00
AQR Equity Market Neutral Fund ......................................................................... 1.10
AQR Long-Short Equity Fund ............................................................................ 1.10
AQR Macro Opportunities Fund .......................................................................... 1.00
AQR Managed Futures Strategy Fund ..................................................................... 1.05
AQR Managed Futures Strategy HV Fund .................................................................. 1.45
AQR Multi-Asset Fund ................................................................................. 0.60
AQR Risk-Balanced Commodities Strategy Fund ............................................................. 0.80
AQR Style Premia Alternative Fund ....................................................................... 1.30
AQR Trend Total Return Fund (a) ......................................................................... 1.05

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of each Fund at least through April 30, 2025 for Class I, N, and R6 shares. Pursuant to the Expense Limitation Agreement, the Adviser has
agreed to reimburse each Fund in an amount sufficient to limit each Fund's operating expenses other than management fees and 12b-1 fees, and exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses, and extraordinary expenses, at no more than the following ratios:
The Trust, in turn, agreed that the Funds will repay the expense reimbursement to the Adviser only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser reimbursed the applicable Fund for its operating expenses under the Expense Limitation
Agreement. Such repayment shall be made only out of the share class of the Fund for which the applicable expense reimbursement was made.
Repayments with respect to a Fund must be limited to amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.
The amounts reimbursed by the Adviser for the year ended December 31, 2024, as well as the amounts available for potential future recoupment by the
Adviser and the expiration schedule at December 31, 2024 are as follows:
(a) Effective August 19, 2024, the Fund’s Management Fee was reduced from 1.10% to 1.05%.
FUND CLASS I CLASS N CLASS R6
AQR Alternative Risk Premia Fund .................................................... 0.20% 0.20% 0.10%
AQR Diversified Arbitrage Fund ...................................................... 0.20 0.20 0.10
AQR Diversifying Strategies Fund .................................................... 0.20 0.20 0.10
AQR Equity Market Neutral Fund ..................................................... 0.20 0.20 0.10
AQR Long-Short Equity Fund ........................................................ 0.20 0.20 0.10
AQR Macro Opportunities Fund ...................................................... 0.20 0.20 0.10
AQR Managed Futures Strategy Fund ................................................. 0.20 0.20 0.10
AQR Managed Futures Strategy HV Fund .............................................. 0.20 0.20 0.10
AQR Multi-Asset Fund ............................................................. 0.20 0.20 0.10
AQR Risk-Balanced Commodities Strategy Fund ......................................... 0.20 0.20 0.10
AQR Style Premia Alternative Fund ................................................... 0.20 0.20 0.10
AQR Trend Total Return Fund (a) ..................................................... 0.20 0.20 0.10
(a) Effective August 19, 2024, the Adviser has agreed to reimburse operating expenses of the Fund at least through April 30, 2026 for Class I, N, and R6 shares.
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
DECEMBER 31 ,
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
DECEMBER 31 ,
POTENTIAL RECOUPMENT
AMOUNTS EXPIRING
DECEMBER 31 ,
2024 2024 20 25 20 26 20 27
AQR ALTERNATIVE RISK PREMIA FUND
Class I ........... $ 92,488 $ 264,468 $ 77,874 $ 94,106 $ 92,488
Class N ........... 12,002 33,471 11,960 9,509 12,002
Class R6 .......... 169,926 526,029 181,046 175,057 169,926
Totals $ 274,416 $ 823,968 $ 270,880 $ 278,672 $ 274,416
AQR DIVERSIFIED ARBITRAGE FUND
Class I ........... $ 51,749 $ 246,363 $ 123,222 $ 71,392 $ 51,749
Class N ........... 1,794 13,811 8,382 3,635 1,794
Class R6 .......... 32,310 154,548 81,715 40,523 32,310
Totals $ 85,853 $ 414,722 $ 213,319 $ 115,550 $ 85,853
AQR DIVERSIFYING STRATEGIES FUND
Class I ........... $ 847 $ 30,961 $ – $ 30,114 $ 847
Class N ........... – – – – –
Class R6 .......... 28 6,215 6,018 169 28
Totals $ 875 $ 37,176 $ 6,018 $ 30,283 $ 875

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
During the year ended December 31, 2024, the Funds repaid to the Advisor the following amounts previously reimbursed:
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
DECEMBER 31,
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
DECEMBER 31,
POTENTIAL RECOUPMENT
AMOUNTS EXPIRING
DECEMBER 31,
2024 2024 2025 2026 2027
AQR EQUITY MARKET NEUTRAL FUND
Class I ........... $ 61,670 $ 304,559 $ 128,895 $ 113,994 $ 61,670
Class N ........... 10,431 71,751 37,792 23,528 10,431
Class R6 .......... 42,078 136,329 34,917 59,334 42,078
Totals $ 114,179 $ 512,639 $ 201,604 $ 196,856 $ 114,179
AQR LONG-SHORT EQUITY FUND
Class I ........... $ 14,480 $ 119,950 $ 7,120 $ 98,350 $ 14,480
Class N ........... 824 10,108 5,522 3,762 824
Class R6 .......... 76 5,008 3,589 1,343 76
Totals $ 15,380 $ 135,066 $ 16,231 $ 103,455 $ 15,380
AQR MACRO OPPORTUNITIES FUND
Class I ........... $ 72,911 $ 361,482 $ 138,153 $ 150,418 $ 72,911
Class N ........... 4,605 38,272 15,846 17,821 4,605
Class R6 .......... 280,736 562,486 127,132 154,618 280,736
Totals $ 358,252 $ 962,240 $ 281,131 $ 322,857 $ 358,252
AQR MANAGED FUTURES STRATEGY FUND
Class I ........... $ 117,590 $ 117,590 $ – $ – $ 117,590
Class N ........... 9,335 17,326 2,248 5,743 9,335
Class R6 .......... 25,940 65,692 23,246 16,506 25,940
Totals $ 152,865 $ 200,608 $ 25,494 $ 22,249 $ 152,865
AQR MANAGED FUTURES STRATEGY HV FUND
Class I ........... $ 122,956 $ 545,630 $ 237,500 $ 185,174 $ 122,956
Class N ........... 9,995 39,516 21,236 8,285 9,995
Class R6 .......... 246,154 471,492 95,567 129,771 246,154
Totals $ 379,105 $ 1,056,638 $ 354,303 $ 323,230 $ 379,105
AQR MULTI-ASSET FUND
Class I ........... $ 52,254 $ 381,015 $ 210,178 $ 118,583 $ 52,254
Class N ........... 3,084 28,244 13,800 11,360 3,084
Class R6 .......... 109,055 261,868 53,622 99,191 109,055
Totals $ 164,393 $ 671,127 $ 277,600 $ 229,134 $ 164,393
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Class I ........... $ 84,157 $ 374,038 $ 136,748 $ 153,133 $ 84,157
Class N ........... 9,895 44,911 16,743 18,273 9,895
Class R6 .......... 13,195 39,146 9,329 16,622 13,195
Totals $ 107,247 $ 458,095 $ 162,820 $ 188,028 $ 107,247
AQR STYLE PREMIA ALTERNATIVE FUND
Class I ........... $ 6,383 $ 202,189 $ 142,137 $ 53,669 $ 6,383
Class N ........... 569 20,004 14,134 5,301 569
Class R6 .......... 48,704 367,625 232,440 86,481 48,704
Totals $ 55,656 $ 589,818 $ 388,711 $ 145,451 $ 55,656
AQR TREND TOTAL RETURN FUND
Class I ........... $ 100,255 $ 262,540 $ 87,281 $ 75,004 $ 100,255
Class N ........... 156,485 256,884 48,902 51,497 156,485
Class R6 .......... 170,458 467,172 217,046 79,668 170,458
Totals $ 427,198 $ 986,596 $ 353,229 $ 206,169 $ 427,198
FUND CLASS I CLASS N CLASS R6
AQR Diversified Arbitrage Fund ............................................. $ 60,104 $ 3,786 $ 9,551
AQR Diversifying Strategies Fund ........................................... 234,252 12,439 3,502
AQR Equity Market Neutral Fund ........................................... 14,140 – –
AQR Long-Short Equity Fund .............................................. 198,367 4,614 392
AQR Managed Futures Strategy Fund ........................................ – 3,047 –
AQR Risk-Balanced Commodities Strategy Fund ................................ 12,037 – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
Pursuant to the Sub-Advisory Agreements between the Sub-Adviser, the Adviser and the Trust, the Adviser will pay the Sub-Adviser an annual fee, payable monthly, at the annual rate of 0.50% of the average daily net assets for the AQR Diversified Arbitrage Fund.
10. Distribution Plan
The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds.
The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily NAV of the Class N shares of the Funds.
11. Principal Risks and Concentrations
With the exception of AQR Risk-Balanced Commodities Strategy Fund, the Funds are diversified. Because a non-diversified Fund may invest in securities of a smaller number of issuers, such non-diversified Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the non-diversified Fund's performance.
The investment techniques and strategies utilized by the Funds, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Funds to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Funds.
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity, and commodity risks.
Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.
Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. The Funds may lose money if short-
term or long-term interest rates rise sharply or otherwise change in a manner not anticipated. Convertible securities and non-convertible income producing securities are subject to certain risks, including ( i ) if interest rates go up, the value of convertible securities and non-convertible income producing securities in the Funds' portfolios generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments
(extension risk). Inflation-indexed bonds are subject to certain risks, including that their value will typically fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.
Sovereign debt investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers.
These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions, embargos or other government actions and/or restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and
higher transaction costs. To the extent a Fund’s investments in a single country or a limited number of countries represent a higher percentage of the
Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries may have a significant impact on investment performance, may subject the Fund to increased price volatility and may impair or otherwise limit the Fund's ability to invest in, receive, hold or sell securities issued by the impacted countries.
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
Foreign currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.
The market values of equities, such as common stocks and preferred securities or equity-related investments such as futures and option contracts, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news.
Investments in REITs and other real estate-related investments are subject to unique risks. In a rising interest rate environment, the stock prices of real estate-related investments may decline and the borrowing costs of these companies may increase. Historically, the returns from the stocks of real estate-related investments, which typically are small- or mid-capitalization stocks, have performed differently from the overall stock market. Unique risks of real estate-related investments include difficulties in valuing and disposing of real estate; the risks related to general and local economic conditions, environmental liability, increases in property taxes and operating expenses, and casualty or condemnation losses; the possibility of adverse changes in the climate for real estate, zoning laws, rent limitations, interest rates and in the credit markets; and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates.
Geopolitical and other events, including war, terrorism, natural disasters, economic uncertainty, trade disputes, extreme weather and climate-related events, public health crises including pandemics and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt the U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Funds and their investments.
Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Funds' NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Funds may lose value, regardless of the individual results of the securities and other instruments in which the Funds invest.
In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolios will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the
Funds have credit risk associated with such financial institutions. In general, lower-rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ NAV or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Funds when deemed necessary.
In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund's
Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s NAV over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.
Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are reported on the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing Master Agreements, and managing margin and collateral requirements, as appropriate.
The Funds may invest in securities with positive momentum. This entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Funds while using a momentum strategy may suffer.
Investing in or having exposure to "value" securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security's true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Funds while using a value strategy may suffer.

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ NAV per share to experience significant increases or declines in value over short periods of time, however, all investments long-term or short-term are subject to risk of loss.
The Funds may invest in restricted securities. Restricted securities are subject to legal or contractual restrictions on resale and may generally be sold privately but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the
Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities held by the Funds at period end, if any, are disclosed in the Schedules of Investments.
Certain Funds, at times, may utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions could also increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the
Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.
Given the complexity of the investments and strategies of the Funds, the Adviser relies heavily on quantitative models and information, and traditional and non-traditional data supplied or made available by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Funds' investments. When Models and Data prove to be incorrect or incomplete, including because data is stale, missing or unavailable, or lacks transparency, any decisions made in reliance thereon expose the Funds to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the
Funds are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties or otherwise, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Funds bear the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Funds to achieve their investment objective.
In regard to the AQR Diversifying Strategies Fund, due to the Fund's strategy of investing in affiliated funds, shareholders bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of such affiliated funds. An investor holding the affiliated investment funds directly and in the same proportions as the Fund would incur lower overall expenses but would not receive the benefits of the active allocation of investments among the affiliated investment funds associated with an investment in the Fund. The Adviser receives management fees from each of the affiliated investment funds, but not from the Fund. If the Adviser were to invest in unaffiliated funds, however, the Adviser would not receive direct or indirect management fees on the Fund assets invested in those unaffiliated funds. There is a risk that the affiliated investment funds in which the Fund invests will have higher expense ratios and/or underperform unaffiliated funds with comparable investment strategies.
Additionally, investments in the AQR Diversifying Strategies Fund are subject to risks related to the Adviser's allocation choices. The selection of the affiliated investment funds and the allocation of the Fund's assets to the affiliated investment funds could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. The Fund could miss attractive investment opportunities by underweighting strategies that subsequently experience significant returns and could lose value by overweighting strategies that subsequently experience significant declines. As with other investments, investments in other investment companies, such as the affiliated investment funds and money market mutual funds, are subject to market and manager risk. Since the AQR Diversifying Strategies Fund's investments consist primarily of affiliated funds, the Fund's risks are directly related to the risks of the affiliated investment funds. For this reason, it is important to understand the risks associated with investing in the affiliated investment funds.
Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.
12. Interfund Lending
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds, including other AQR Funds not presented in this book, may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. The Interfund Lending Program allows the Funds to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board.
A lending Fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3%
of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.

Notes to Financial Statements
AQR Funds | Annual Report | December 2024
December 31, 2024
The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending
Program. Interest income earned as a result of lending under the Interfund Lending Program is reported as interfund lending income on the Statements of Operations.
During the reporting period, average loans made to another series of the Trust (not presented in this book) under the Interfund Lending Program were as follows:
There were no open borrowings as of December 31, 2024 by any of the Funds. The Funds did not have any borrowings for the year ended December
31, 2024.
13. Line of Credit
Each series of the Trust other than the AQR Diversifying Strategies Fund (collectively, the “Participating Funds”) renewed a 364-day syndicated line of credit with $345,000,000 in committed loans (the “Agreement”) with Bank of America, N.A., as the administrative agent, effective March 15, 2024.
Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.00% per annum plus (b) the higher of (i) the Federal Funds
Rate or (ii) Term SOFR (including a 0.10% adjustment). The maximum loan amount available to a Participating Fund is the lesser of an amount that will not exceed the borrowing limits set forth in the Participating Fund’s Prospectus and/or Statement of Additional Information and will not cause the asset coverage ratio for any borrowings by the Participating Fund to drop below the required amount under the Agreement (between 300-500% per
Participating Fund). The Agreement is subject to an annual commitment fee allocated to each Participating Fund, which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Participating Fund may be earmarked for asset coverage purposes until its loan is repaid in full. Interest expense paid as a result of borrowing under the Agreement, and each Participating Fund's allocated commitment fee, is included in interest expense on the Statements of Operations.
There were no open borrowings as of December 31, 2024 by any of the Funds. The Funds did not have any borrowings for the year ended December
31, 2024.
14. Principal Ownership
As of December 31, 2024, the Funds had individual shareholders and/or omnibus accounts owning more than 5% of the total shares outstanding of the
Fund as follows:
Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.
15. Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events requiring adjustment to, or disclosure in, these financial statements.
FUND
AVERAGE
LOANS
WEIGHTED
AVERAGE
INTEREST
RATE
AGGREGATE
NUMBER
OF DAYS
OUTSTANDING
INTEREST
RECEIVED
AQR Long-Short Equity Fund ........................... $ 7,793,333 5 .88% 6 $ 7,528
AQR Managed Futures Strategy Fund ..................... 16,884,000 5 .88 7 19,042
FUND
NUMBER OF INDIVIDUAL
SHAREHOLDERS
AND/OR
OMNIBUS
ACCOUNTS
TOTAL
PERCENTAGE
INTEREST
HELD
PERCENTAGE
INTEREST
HELD BY ADVISER
AND/OR
AFFILIATES
AQR Alternative Risk Premia Fund .......................... 2 91.49% – %
AQR Diversified Arbitrage Fund ............................. 5 88.85 8.64
AQR Diversifying Strategies Fund ........................... 3 84.89 –
AQR Equity Market Neutral Fund ........................... 6 90.83 33.51
AQR Long-Short Equity Fund .............................. 7 90.42 –
AQR Macro Opportunities Fund ............................. 1 86.20 86.20
AQR Managed Futures Strategy Fund ........................ 7 79.59 –
AQR Managed Futures Strategy HV Fund ..................... 3 88.72 58.42
AQR Multi-Asset Fund ................................... 3 89.70 73.06
AQR Risk-Balanced Commodities Strategy Fund ................ 5 88.44 –
AQR Style Premia Alternative Fund .......................... 3 79.46 15.69
AQR Trend Total Return Fund .............................. 7 95.93 34.96

Report of Independent Registered Public Accounting Firm
AQR Funds | Annual Report | December 2024
To the Board of Trustees of AQR Funds and Shareholders of each of the twelve funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (twelve of the funds constituting AQR Funds, hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations, the statements of changes in net assets, and for AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Equity Market
Neutral Fund, AQR Long-Short Equity Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund,
AQR Style Premia Alternative Fund and AQR Trend Total Return Fund, the statements of cash flows, for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December
31, 2024, the results of each of their operations, the changes in each of their net assets, for AQR Alternative Risk Premia Fund, AQR Diversified
Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Long-Short Equity Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy
HV Fund, AQR Multi-Asset Fund, AQR Style Premia Alternative Fund and AQR Trend Total Return Fund, each of their cash flows, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians, transfer agents, issuers of privately held securities, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 28, 2025
We have served as the auditor of one or more investment companies in AQR Funds since 2008.
AQR Alternative Risk Premia Fund (1) AQR Managed Futures Strategy Fund (1)
AQR Diversified Arbitrage Fund (3) AQR Managed Futures Strategy HV Fund (1)
AQR Diversifying Strategies Fund (4) AQR Multi-Asset Fund (1)
AQR Equity Market Neutral Fund (3) AQR Risk-Balanced Commodities Strategy Fund (1)
AQR Long-Short Equity Fund (3) AQR Style Premia Alternative Fund (1)
AQR Macro Opportunities Fund (2) AQR Trend Total Return Fund (5)
(1) Consolidated statement of assets and liabilities, including the consolidated schedule of investments, as of December 31, 2024, and the related consolidated statements of operations and of cash flows for the year ended December 31, 2024, consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2024, and consolidated financial highlights for each of the five years in the period ended December 31, 2024
(2) Consolidated statement of asset and liabilities, including the consolidated schedule of investments, as of December 31, 2024, and the related consolidated statement of operations for the year ended December 31, 2024, consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2024, and consolidated financial highlights for each of the five years in the period ended
December 31, 2024
(3) Statement of assets and liabilities, including the schedule of investments, as of December 31, 2024, and the related statements of operations and of cash flows for the year ended December 31, 2024, statement of changes in net assets for each of the two years in the period ended December 31, 2024, and financial highlights for each of the five years in the period ended December 31, 2024
(4) Statement of assets and liabilities, including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year ended December 31, 2024, statement of changes in net assets for each of the two years in the period ended December 31, 2024, and financial highlights for each of the four years in the period ended December 31, 2024 and for the period June 8, 2020 (commencement of operations) through December 31, 2020
(5) Consolidated statement of assets and liabilities, including the schedule of investments, as of December 31, 2024, and the related consolidated statement of operations and of cash flows for the year ended December 31, 2024, consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2024, and consolidated financial highlights for each of the three years in the period ended December 31, 2024 and for the period December 16, 2021 (commencement of operations) through December 31, 2021

Other Federal Tax Information (Unaudited)
AQR Funds | Annual Report | December 2024
For the fiscal year ended December 31, 2024, the Funds designate the following percentages of ordinary income dividends, or maximum amount allowable, as qualifying for the reduced tax rate under the Jobs and Growth Tax Relief Reconciliation Act of 2003:
For the fiscal year ended December 31, 2024, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum allowable under Section 852 of the Internal Revenue Code, as long term capital gain dividends paid during the fiscal year ended December 31, 2024:
The Funds hereby designated the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j)
interest dividends for the ﬁscal year ended December 31, 2024:
FUND PERCENTAGE
AQR Alternative Risk Premia Fund ........................................................................ 100.00%
AQR Diversified Arbitrage Fund ........................................................................... 12.89%
AQR Diversifying Strategies Fund ......................................................................... 27.63%
AQR Equity Market Neutral Fund ......................................................................... 31.65%
AQR Long-Short Equity Fund ............................................................................ 27.89%
AQR Macro Opportunities Fund ........................................................................... 18.38%
AQR Managed Futures Strategy Fund ...................................................................... 9.24%
AQR Managed Futures Strategy HV Fund ................................................................... 19.19%
AQR Multi-Asset Fund ................................................................................. 35.48%
AQR Style Premia Alternative Fund ........................................................................ 30.69%
AQR Trend Total Return Fund ............................................................................ 1.82%
FUND PERCENTAGE
AQR Alternative Risk Premia Fund ........................................................................ 57.51%
AQR Diversified Arbitrage Fund ........................................................................... 11.60%
AQR Diversifying Strategies Fund ......................................................................... 12.17%
AQR Equity Market Neutral Fund ......................................................................... 14.29%
AQR Long-Short Equity Fund ............................................................................ 11.70%
AQR Macro Opportunities Fund ........................................................................... 4.48%
AQR Managed Futures Strategy Fund ...................................................................... 4.63%
AQR Managed Futures Strategy HV Fund ................................................................... 10.55%
AQR Multi-Asset Fund ................................................................................. 16.53%
AQR Style Premia Alternative Fund ........................................................................ 11.13%
AQR Trend Total Return Fund ............................................................................ 0.97%
FUND TOTAL
AQR Diversifying Strategies Fund ......................................................................... $ 497
AQR Risk-Balanced Commodities Strategy Fund .............................................................. 28
FUND PERCENTAGE
AQR Diversified Arbitrage Fund ................................................ 61.44%
AQR Diversifying Strategies Fund .............................................. 18.78%
AQR Equity Market Neutral Fund .............................................. 5.50%
AQR Long-Short Equity Fund ................................................. 10.56%
AQR Macro Opportunities Fund ................................................ 15.62%
AQR Managed Futures Strategy Fund ........................................... 39.62%
AQR Managed Futures Strategy HV Fund ........................................ 24.40%
AQR Multi-Asset Fund ...................................................... 31.00%
AQR Risk-Balanced Commodities Strategy Fund ................................... 45.42%
AQR Style Premia Alternative Fund ............................................. 2.36%
AQR Trend Total Return Fund ................................................. 6.71%

Other Federal Tax Information (Unaudited)
AQR Funds | Annual Report | December 2024
The Funds hereby designated the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from
U.S. withholding tax for nonresident aliens and foreign corporations for the ﬁscal year ended December 31, 2024:
FUND PERCENTAGE
AQR Alternative Risk Premia Fund ............................................. 2.67%
AQR Diversified Arbitrage Fund ................................................ 64.97%
AQR Diversifying Strategies Fund .............................................. 18.78%
AQR Equity Market Neutral Fund .............................................. 12.79%
AQR Long-Short Equity Fund ................................................. 16.39%
AQR Macro Opportunities Fund ................................................ 24.04%
AQR Managed Futures Strategy Fund ........................................... 42.39%
AQR Managed Futures Strategy HV Fund ........................................ 31.26%
AQR Multi-Asset Fund ...................................................... 26.96%
AQR Risk-Balanced Commodities Strategy Fund ................................... 45.42%
AQR Style Premia Alternative Fund ............................................. 9.33%
AQR Trend Total Return Fund ................................................. 7.53%

1
Trustees and Officers (Unaudited)
AQR Funds | Annual Report | December 2024
December 31, 2024
The overall management of the business and affairs of the Funds is vested with the Board of Trustees. The Board of Trustees consists of six individuals
(each, a “Trustee”), five of whom are not “interested persons” of the Trust as defined in the 1940 Act (the “Disinterested Trustees”). The Trustees are
responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the
1940 Act. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including the
Trust’s agreements with its investment advisers, investment sub-advisers, administrator, custodian and transfer agent. The management of each Fund’s day-to-day operations is delegated to its officers, the Adviser and the Funds' administrator, subject always to the investment objectives and policies of each of the Funds and to general supervision of the Board of Trustees. The Disinterested Trustees have retained independent legal counsel to assist them in connection with their duties.
Listed in the chart below is basic information regarding the Trustees and officers of the Trust. The address of each officer and Trustee is One Greenwich
Plaza, Suite 130, Greenwich CT 06830. The Statement of Additional Information (“SAI”) for the Funds includes additional disclosure regarding the
Trustees. The SAI is available, without charge, upon request, by calling toll-free 866-290-2688.
NAME AND YEAR OF BIRTH
CURRENT POSITION
WITH THE TRUST,
TERM OF OFFICE
1
AND
LENGTH OF TIME
SERVED
PRINCIPAL OCCUPATION(S)
DURING PAST 5 YEARS
NUMBER OF
FUNDS IN
FUND
COMPLEX
OVERSEEN BY
TRUSTEE
OTHER PRESENT OR
PAST
DIRECTORSHIPS
HELD BY TRUSTEE
(DURING THE PAST 5
YEARS)
Disinterested Trustees
2
William L. Atwell, M.B.A.,
1950
Chairman of the Board,
since 2023; Trustee,
since 2011
Retired from Atwell Partners, LLC (2012-
2019) (consulting)
36 Webster Financial
Corporation (since 2014)
(banking); Blucora, Inc.
(2017-2019)
L. Joe Moravy, M.B.A., CPA,
1950
Trustee, since 2008 Retired Independent Consultant (2014-
2021)
36 None
Gregg D. Behrens, M.M.,
1952
Trustee, since 2011 Retired from Northern Trust Company
(1974-2009) (banking)
36 Kiwibank (2022-2023);
Kiwi Wealth (wealth
management) (2020-
2022)
Mark A. Zurack,
M.B.A., CFA
1957
Trustee, since 2014 Professor, Columbia Business School
(since 2002)
36 Exchange Traded
Concepts Trust (18
portfolios) (since 2011)
Kathleen Hagerty, Ph.D., M.B.A.
1953
Trustee, since 2022 Provost (since 2020) and Associate
Provost (2019-2020), Northwestern
University; Interim Dean (2019-2020),
Senior Associate Dean (2016-2019) and
Professor (since 1984), Kellogg School of
Management, Northwestern University
36 None
Interested Trustees
3
David Kabiller, CFA, 1963 Trustee, since 2010 Founding Principal, AQR Capital
Management, LLC (since 1998)
36 None
Officers
John Howard, 1969 Chief Executive Officer
and President, since
August 2023
Principal, Co-Chief Operating Officer
and Head of US Wealth, AQR Capital
Management, LLC (since 2011)
N/A N/A
H.J. Willcox, J.D.,
1966
Chief Compliance
Officer, since 2013;
Anti-Money Laundering
Officer, since 2017
Principal, Chief Legal Officer and Global
Head of Compliance and Risk, AQR Capital
Management, LLC (since 2013)
N/A N/A
Bradley Asness, J.D., M.B.A.,
1969
Vice President,
since 2009
Principal and
Co-Chief Operating Officer, AQR Capital
Management, LLC (since 1998)
N/A N/A
Patrick Ryan, CPA
1965
Assistant Treasurer,
since 2020
Principal and Chief Financial Officer, AQR
Capital Management, LLC (since 2012)
N/A N/A
Matthew Plastina, 1970 Chief Financial Officer
and Treasurer, since
2022
Executive Director, AQR Capital
Management, LLC (since 2018);
Executive Director, JP Morgan Investment
Management
(2010-2018)
N/A N/A

2
Trustees and Officers (Unaudited)
AQR Funds | Annual Report | December 2024
December 31, 2024
_________
1 Each Trustee serves until the election and qualification of a successor, or until death, resignation or removal as provided in the Trust’s Declaration of
Trust. A Disinterested Trustee may not hold office beyond December 31 of the year in which he or she turns 75.
2 A Disinterested Trustee is any Trustee that is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
3 An Interested Trustee is a Trustee that is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Kabiller is an
interested person of the Trust because of his position with the Adviser.
NAME AND YEAR OF BIRTH
CURRENT POSITION
WITH THE TRUST,
TERM OF OFFICE
1
AND
LENGTH OF TIME
SERVED
PRINCIPAL OCCUPATION(S)
DURING PAST 5 YEARS
NUMBER OF
FUNDS IN
FUND
COMPLEX
OVERSEEN BY
TRUSTEE
OTHER PRESENT OR
PAST
DIRECTORSHIPS
HELD BY TRUSTEE
(DURING THE PAST 5
YEARS)
Nicole DonVito, J.D., 1979 Chief Legal Officer, since
2014; Vice President,
since 2009, Secretary,
since 2022
Managing Director, Senior Counsel &
Head of Registered Products, AQR Capital
Management, LLC (since 2007)
N/A N/A

1
Board Approval of Investment Advisory Agreements
AQR Funds | Semi-Annual Report | June 2024
The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) met in person on
May 30-31, 2024 (the “Meeting”) to consider the continuation of the: (i) Third Amended and Restated Investment Management Agreement, as amended, between AQR Capital Management, LLC (“AQR”) and the Trust, on behalf of the AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR
Macro Opportunities Fund, AQR Long-Short Equity Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Style Premia
Alternative Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, and certain other series of the Trust (the “Investment
Management Agreement”); (ii) Investment Management Agreement II, as amended, between AQR and the Trust on behalf of the AQR Alternative Risk
Premia Fund, AQR Diversifying Strategies Fund, and AQR Sustainable Long-Short Equity Carbon Aware Fund (the “Investment Management Agreement
II”); and (iii) the Second Amended and Restated Investment Sub-Advisory Agreement between AQR and AQR Arbitrage, LLC (“AQR Arbitrage” or the
“Sub-Adviser”) for the AQR Diversified Arbitrage Fund (the “Sub-Advisory Agreement”).
Each of the aforementioned series of the Trust may be referred to herein as a “Fund” and collectively, the “Funds.” The Investment Management
Agreement, the Investment Management Agreement II and the Sub-Advisory Agreement are referred to collectively herein as the “Management
Agreement,” as applicable and as the context suggests.
At the Meeting, the Board Members who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940
Act”) (the “Independent Board Members”), met with independent legal counsel and representatives of AQR to review the materials provided and the relevant legal considerations. In accordance with Section 15(c) of the 1940 Act, the Board requested and considered materials furnished by AQR and the Sub-Adviser relevant to the Board’s consideration of whether to approve the continuation of the Management Agreement. These materials included:
(i) memoranda and materials provided by AQR describing the personnel and services provided to the Funds; (ii) memoranda and materials provided by
AQR, describing the personnel and services provided by the Sub-Adviser to the AQR Diversified Arbitrage Fund; (iii) performance information for the
Funds relevant to the consideration of the Management Agreement; (iv) information independently compiled and prepared by Broadridge relating to the Funds’ fees and expenses and performance relative to peers within Morningstar fund categories; (v) financial information for AQR and a profitability analysis showing the profitability of AQR and the Sub-Adviser from providing services to the Funds; and (vi) a discussion of the compliance programs of
AQR and the Sub-Adviser and the regulatory exam histories of each. AQR and the Sub-Adviser are referred to herein as the “Adviser,” as applicable.
At the Meeting, the Board, including the Independent Board Members, unanimously approved the continuation of the Management Agreement for an additional one-year period for each Fund. Additionally, the Board approved an amendment to the Investment Management Agreement II in connection with the repurposing of the AQR Sustainable Long-Short Equity Carbon Aware Fund into the AQR Trend Total Return Fund. The amendment reflected
(i) the Fund’s name change from AQR Sustainable Long-Short Equity Carbon Aware Fund to AQR Trend Total Return Fund and (ii) the reduction in the
Fund’s management fee from 1.10% to 1.05%, in each case to be effective upon the effectiveness of the change in the Fund’s strategy. In approving the continuation of the Management Agreement for a Fund, the Board considered all factors it believed to be relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser; (b) the investment performance of the Fund and the
Adviser’s portfolio management; (c) the management fee and the cost of the services provided and profits realized by the Adviser from the relationship with the Funds and the fund complex; (d) economies of scale; (e) fall-out benefits; and (f) other factors.
The Board also considered other matters it deemed important to the approval process, such as AQR’s services related to the valuation and pricing of the
Funds’ portfolio holdings, direct and indirect benefits to AQR and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s consideration. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weightings to the various items considered.
In considering the renewal of the Management Agreement for each Fund, the Board did not view the Management Agreement as creating third-party beneficiary rights in shareholders to enforce the terms of the Management Agreement against the Adviser.
The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Management Agreement:
The Nature, Extent and Quality of the Services Provided by the Advise r . The Board Members reviewed the services that the Adviser provided to the Funds under the Management Agreement, including certain administrative services. The Board considered the size and experience of the Adviser’s staff, its use of technology, and the Funds’ stated investment objectives, strategies and processes. In connection with the investment advisory services provided to the Funds, the Board Members took into account discussions they had regularly as part of quarterly Board meetings with representatives of the Adviser regarding the management of each Fund’s investments in accordance with the Funds’ stated investment objectives and policies and the types of transactions that are entered into on behalf of the Funds. During these discussions, the Board Members asked questions of, and received answers from, representatives of the Adviser regarding the formulation and implementation of the Funds’ investment strategies, their efficacy and potential risks.
In addition to the investment advisory services provided to the Funds, the Board Members considered that AQR also provides shareholder and administrative services, has responsibility for overseeing the Sub-Adviser with respect to the AQR Diversified Arbitrage Fund, provides oversight of Fund accounting, provides risk management, provides compliance oversight, administers the Funds’ liquidity risk management program, provides derivatives risk management services, serves as the Funds’ valuation designee pursuant to Rule 2a-5 under the 1940 Act, oversees third-party service providers and provides assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the
Board Members considered the compliance, shareholder and administrative services provided to the Funds by AQR under the Management Agreement.
The Board recognized that AQR’s oversight of the Sub-Adviser was extensive, including portfolio risk monitoring, compliance testing, trade monitoring and execution, administration of the Funds’ liquidity risk management program and derivatives risk management program, and negotiation of agreements with derivative counterparties. The Board Members recognized the enterprise risk of AQR and the Sub-Adviser involved in providing services to the
Funds over time.
Finally, the Independent Board Members had several opportunities to meet outside the presence of Fund management in executive session separately with independent legal counsel to discuss and consider the Management Agreement. Based on the presentations and materials at the Meeting and their familiarity gained through regular Board presentations over time, the Board concluded that the services provided to the Funds by AQR and, as applicable, the Sub-Adviser pursuant to the Management Agreement were of a high quality and benefit the Funds.

2
Board Approval of Investment Advisory Agreements
AQR Funds | Semi-Annual Report | June 2024
I nvestment Performance of the Funds and the Adviser’s Portfolio Management . The Board considered the investment performance of each Fund.
In particular, the Independent Board Members considered the investment performance of the Funds relative to their stated objectives and the Adviser’s efforts to achieve such goals as well as the performance of the Funds relative to funds identified by Broadridge as their peers (the “Performance Peers”).
The Board noted that the Funds generally outperformed their Performance Peers during the most recent calendar year. However, the Board was cognizant of the fact that in some cases Fund performance was challenged over certain measurement periods in comparison to a Fund’s Performance
Peers and considered the Adviser’s views regarding the factors contributing to such underperformance on a Fund-by-Fund basis. Representatives of
AQR indicated AQR remains confident in its investment philosophy and disciplined systematic investment approach to managing the Funds, which has contributed to recent outperformance.
The Board considered that Broadridge comparisons may be of limited use in some cases due to the differences between the ways in which a Fund is managed from other Performance Peers. In other cases, underperformance in relation to Performance Peers may be due to differences in a Fund’s investment parameters compared to its Performance Peers, including risk limits, volatility targets, model limits on exposure to a particular country, and the Fund’s investment universe. In addition, the use of internal risk protections may affect a Fund’s performance in relation to its Performance Peers.
The Board also discussed the performance of the Funds with AQR at Board meetings throughout the year. AQR’s presentations to the Board at such
Board meetings, which addressed in detail the drivers of underperformance or outperformance, as applicable, supported a conclusion that the Funds were being managed consistent with their stated policies and strategies. The Board considered the Adviser’s performance in managing other registered investment companies and private funds, noting that other funds the Adviser manages might have investment objectives, policies or restrictions different from those of the Funds. Based on these factors, the Board Members determined that the performance of each Fund is consistent with its stated
objectives and strategies and the Adviser’s investment process.
The Management Fee and the Cost of the Services and Profits Realized by the Adviser from the Relationship with the Funds . The Board, including the Independent Board Members, received information regarding the management fees paid by the Funds to the Adviser pursuant to the
Management Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services provided to the Funds and the costs incurred by and benefits to the Adviser in providing those services, and other relevant factors.
To assist in this analysis, the Board reviewed comparative fee and expense information for each Fund relative to funds identified by Broadridge as their peers (the “Expense Peers”), including comparisons of contractual management fees and actual net expenses. The first quartile is the most desirable quartile (i.e., relatively lower fees or expenses) and the fourth is the least desirable (i.e., relatively higher fees or expenses). The Board noted that, as of
December 31, 2023, the net expenses for certain Funds were equal to or lower than the median net expenses of their Expense Peers, while net expense ratios for other Funds were above the median compared to their Expense Peers.
The Board reviewed information regarding the fees the Adviser charges for other funds and accounts managed by the Adviser, including sub-advised mutual funds, with similar investment strategies to certain of the Funds. The Board noted the greater services provided by the Adviser to the Funds in contrast to the limited role of the Adviser when it sub-advises third party mutual funds or advises separate accounts.
The Board also received and reviewed information regarding the profitability of AQR with respect to Fund-related activities and the profitability of the
Sub-Adviser with respect to its sub-advisory services for one of the Funds. The Adviser provided the Board Members with a detailed description of the methodology and inputs used to determine profitability. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by AQR, the types of funds managed, costs of recruiting and retaining personnel, taxes, expense allocations and business mix.
The Board reviewed AQR’s unaudited financial information. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the Funds and attract and retain high quality employees.
Based on their review of the materials presented at the Meeting and discussions of these materials, the Board concluded that the management fees under the Management Agreement are reasonable and AQR’s and Sub-Adviser’s profitability were not excessive.
Economies of Scale. The Adviser provided the Board with information concerning the extent to which economies of scale were realized as the Funds grew and whether fee levels were reflective of such economies of scale. To show that economies are being shared, the Adviser presented information regarding each Fund’s management fees relative to comparable funds of similar and/or larger sizes, showing that management fees were set at a competitive level. It also provided Morningstar data for the purpose of showing the hypothetical effective management fee for each Fund at higher asset levels compared to its peers, some of which have breakpoints. The Board considered this information in determining the reasonableness of continuing to operate each Fund without management fee breakpoints at the Fund’s current asset level. The Board recognized that economies were also being shared through the expense limitation agreements for the Funds. The Board noted that, under the Management Agreement, none of the Funds have breakpoints in their management fees that would allow investors to benefit directly in the form of lower fees as fund assets grew. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each Fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations. In particular, the Board noted the continuing enhancements to AQR’s services to the Funds in areas such as compliance, risk, portfolio management, technology, valuation and administration. AQR advised that its size as a firm has resulted in additional benefits to the AQR Funds, such as the ability to negotiate better terms with service providers and to establish a dedicated money market fund for the AQR Funds and other clients of AQR. The principals of AQR have also provided seed capital in excess of regulatory minimums for extended periods.

3
Board Approval of Investment Advisory Agreements
AQR Funds | Semi-Annual Report | June 2024
Other Factors. The Board also took into account other ancillary or “fall-out” benefits that the Adviser or its affiliates may derive from its relationship with the Funds, both tangible and intangible, including the sub-advisory fees paid to the Sub-Adviser, noting that no payments are received by the Adviser from the Funds beyond the fees under the Management Agreement. The Board was advised by AQR that AQR may obtain greater exposure to the public as a result of managing the AQR Funds, which could lead to additional business opportunities, such as unregistered fund investments, separately managed account opportunities or sub-advisory mandates. The Adviser may also obtain reputational benefits. AQR may also obtain economic benefit from its sponsorship/management of both the Funds and other funds or accounts with respect to the potential economic leverage of its service provider relationships. The Board also received information regarding the Adviser’s brokerage and soft dollar practices, noting that the Adviser does not presently intend to make use of soft dollars to acquire third-party research. The Board considered that the Adviser is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firm’s various advisory clients.
Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of investment management agreements. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Board Members, including all of the Independent Board Members, concluded that the management fee rates under the Management
Agreement are reasonable in relation to the services provided by the Adviser (including the Sub-Adviser, when applicable) to the Funds, as well as the costs incurred and benefits to be gained by the Adviser (including the Sub-Adviser, when applicable) in providing such services, including the investment advisory and administrative components. The Board also found the investment management fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size. As a result, all of the Board Members, including the Independent Board Members voting separately, approved the continuation of the Management Agreement with respect to each Fund. The Independent Board Members were represented by independent legal counsel who assisted them in their deliberations.

Other Information (Unaudited)
AQR Funds | Annual Report | December 2024
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in and disagreements with accountants on accounting and financial disclosures required by Item 304 of Regulation S-K [17 CFR
229.304].
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There were no matters submitted to a vote of shareholders through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-
End Management Investment Companies.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not Applicable.

Investment Adviser
AQR Capital Management, LLC
One Greenwich Plaza, Suite 130
Greenwich, CT 06830
Sub-Adviser
AQR Arbitrage, LLC
One Greenwich Plaza
Greenwich, CT 06830
Transfer Agent
ALPS Fund Services, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Custodian
JPMorgan Chase Bank, N.A.
4 Metro Tech Center
Brooklyn, NY 11245
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Administrator
JPMorgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017
You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the
SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.
The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-PORT Part F. The
Form N-PORT Part F is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at
www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds
P.O. Box 219512, Kansas City, MO 64121-9512 | p: (866) 290-2688 | w: https://funds.aqr.com

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 14. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.
Not applicable.
Item 15. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 16. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)
There have not been any changes in Registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.
Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)      The code of ethics that is the subject of the disclosure required by Item 2 is attached here to.
codeofethics.docx
(a)(2)      Not applicable.
(a)(3)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
section302.docx
(b)           Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.
section906.docx

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ John Howard
-----------------------------------
John Howard,
Principal Executive Officer
February 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Howard
----------------------------------
John Howard,
Principal Executive Officer
February 28, 2025

By: /s/ Matthew Plastina
---------------------------------
Matthew Plastina,
Principal Financial Officer
February 28, 2025